UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04146

JOHN HANCOCK VARIABLE INSURANCE TRUST

(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210

(Address of principal executive offices)	(Zip code)

SALVATORE SCHIAVONE, 601 CONGRESS STREET, BOSTON, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4497

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Item 1. Schedule of Investments.

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

500 Index Trust B
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.5%
Consumer Discretionary - 11.3%
Auto Components - 0.3%
BorgWarner, Inc. (I)(L)	20,501	$1,585,536
Delphi Automotive PLC	52,254	2,320,078
Johnson Controls, Inc.	120,663	4,231,651
The Goodyear Tire & Rubber Company (I)	43,589	549,657

		8,686,922
Automobiles - 0.4%
Ford Motor Company	695,456	9,145,246
Harley-Davidson, Inc.	40,234	2,144,472

		11,289,718
Distributors - 0.1%
Genuine Parts Company	27,347	2,133,066
Diversified Consumer Services - 0.1%
Apollo Group, Inc., Class A (I)	17,980	312,672
H&R Block, Inc.	47,692	1,403,099

		1,715,771
Hotels, Restaurants & Leisure - 1.7%
Carnival Corp.	78,902	2,706,339
Chipotle Mexican Grill, Inc. (I)	5,501	1,792,611
Darden Restaurants, Inc.	22,639	1,169,984
International Game Technology	46,555	768,158
Marriott International, Inc., Class A	43,182	1,823,576
McDonald’s Corp.	177,898	17,734,652
Starbucks Corp.	132,866	7,568,047
Starwood Hotels & Resorts Worldwide, Inc.	34,681	2,210,220
Wyndham Worldwide Corp.	24,197	1,560,223
Wynn Resorts, Ltd.	14,012	1,753,742
Yum! Brands, Inc.	79,916	5,749,157

		44,836,709
Household Durables - 0.3%
D.R. Horton, Inc. (L)	48,923	1,188,829
Garmin, Ltd. (L)	19,263	636,450
Harman International Industries, Inc.	12,070	538,684
Leggett & Platt, Inc. (L)	24,824	838,555
Lennar Corp., Class A (L)	29,239	1,212,834
Newell Rubbermaid, Inc.	50,864	1,327,550
PulteGroup, Inc. (I)(L)	59,630	1,206,911
Whirlpool Corp.	13,915	1,648,371

		8,598,184
Internet & Catalog Retail - 1.1%
Amazon.com, Inc. (I)	64,502	17,189,138
Expedia, Inc. (L)	16,510	990,765
Netflix, Inc. (I)	9,930	1,880,841
priceline.com, Inc. (I)	8,846	6,085,429
TripAdvisor, Inc. (I)(L)	19,196	1,008,174

		27,154,347
Leisure Equipment & Products - 0.1%
Hasbro, Inc. (L)	20,236	889,170
Mattel, Inc.	61,146	2,677,583

		3,566,753
Media - 3.6%
Cablevision Systems Corp., Class A	37,584	562,257
CBS Corp., Class B	103,768	4,844,928
Comcast Corp., Class A	468,157	19,667,276
DIRECTV (I)	101,687	5,756,501
Discovery
Communications, Inc., Class A (I)(L)	43,478	3,423,458
Gannett Company, Inc. (L)	40,797	892,230

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
News Corp., Class A	354,645	$10,823,765
Omnicom Group, Inc.	46,316	2,728,012
Scripps Networks Interactive, Inc., Class A	15,225	979,577
The Interpublic Group of Companies, Inc.	73,214	953,978
The McGraw-Hill Companies, Inc.	49,449	2,575,304
The Walt Disney Company	320,252	18,190,314
The Washington Post Company, Class B	785	350,895
Time Warner Cable, Inc.	52,405	5,034,024
Time Warner, Inc.	165,759	9,551,034
Viacom, Inc., Class B	80,768	4,972,886

		91,306,439
Multiline Retail - 0.8%
Dollar General Corp. (I)	46,480	2,350,958
Dollar Tree, Inc. (I)	40,644	1,968,389
Family Dollar Stores, Inc.	17,131	1,011,586
J.C. Penney Company, Inc. (L)	24,580	371,404
Kohl’s Corp.	38,086	1,756,907
Macy’s, Inc.	69,880	2,923,779
Nordstrom, Inc.	26,950	1,488,449
Target Corp.	115,561	7,910,150

		19,781,622
Specialty Retail - 2.1%
Abercrombie & Fitch Company, Class A	14,135	653,037
AutoNation, Inc. (I)	6,914	302,488
AutoZone, Inc. (I)	6,450	2,559,167
Bed Bath & Beyond, Inc. (I)	40,145	2,586,141
Best Buy Company, Inc. (L)	46,138	1,021,957
CarMax, Inc. (I)	40,296	1,680,343
GameStop Corp., Class A (L)	22,112	618,473
L Brands, Inc.	42,096	1,880,007
Lowe’s Companies, Inc.	196,887	7,465,955
O’Reilly Automotive, Inc. (I)	19,754	2,025,773
PetSmart, Inc.	18,998	1,179,776
Ross Stores, Inc.	39,500	2,394,490
Staples, Inc. (L)	120,444	1,617,563
The Gap, Inc.	52,607	1,862,288
The Home Depot, Inc.	265,203	18,505,865
Tiffany & Company	21,013	1,461,244
TJX Companies, Inc.	129,850	6,070,488
Urban Outfitters, Inc. (I)	19,252	745,822

		54,630,877
Textiles, Apparel & Luxury Goods - 0.7%
Coach, Inc.	50,312	2,515,097
Fossil, Inc. (I)	9,621	929,389
NIKE, Inc., Class B	128,721	7,595,826
PVH Corp.	14,050	1,500,681
Ralph Lauren Corp.	10,775	1,824,315
VF Corp.	15,513	2,602,306

		16,967,614

		290,668,022
Consumer Staples - 10.6%
Beverages - 2.4%
Beam, Inc.	28,489	1,810,191
Brown-Forman Corp., Class B	26,737	1,909,022
Coca-Cola Enterprises, Inc.	46,519	1,717,481
Constellation Brands, Inc., Class A (I)	27,051	1,288,710
Dr. Pepper Snapple Group, Inc.	36,089	1,694,379
Molson Coors Brewing Company, Class B	27,479	1,344,547
Monster Beverage Corp. (I)	25,541	1,219,327
PepsiCo, Inc.	273,508	21,637,218

1

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Beverages (continued)
The Coca-Cola Company	679,886	$27,494,590

		60,115,465
Food & Staples Retailing - 2.3%
Costco Wholesale Corp.	77,299	8,202,197
CVS Caremark Corp.	218,375	12,008,441
Safeway, Inc.	41,789	1,101,140
Sysco Corp. (L)	103,486	3,639,603
The Kroger Company	91,872	3,044,638
Wal-Mart Stores, Inc.	296,704	22,202,360
Walgreen Company	152,587	7,275,348
Whole Foods Market, Inc.	30,312	2,629,566

		60,103,293
Food Products - 1.8%
Archer-Daniels-Midland Company	116,186	3,918,954
Campbell Soup Company (L)	31,786	1,441,813
ConAgra Foods, Inc.	73,374	2,627,523
Dean Foods Company (I)	32,853	595,625
General Mills, Inc.	114,367	5,639,437
H.J. Heinz Company	56,861	4,109,344
Hormel Foods Corp. (L)	23,496	970,855
Kellogg Company	44,309	2,854,829
Kraft Foods Group, Inc.	105,090	5,415,288
McCormick & Company, Inc., Non-
Voting Shares	23,398	1,720,923
Mead Johnson Nutrition Company	35,952	2,784,482
Mondelez International, Inc., Class A	315,417	9,654,914
The Hershey Company	26,753	2,341,690
The J.M. Smucker Company	19,022	1,886,222
Tyson Foods, Inc., Class A	51,085	1,267,930

		47,229,829
Household Products - 2.2%
Colgate-Palmolive Company	78,018	9,208,465
Kimberly-Clark Corp.	68,775	6,738,575
The Clorox Company	23,235	2,056,995
The Procter & Gamble Company	484,576	37,341,427

		55,345,462
Personal Products - 0.2%
Avon Products, Inc.	76,245	1,580,559
The Estee Lauder Companies, Inc., Class A	42,351	2,711,735

		4,292,294
Tobacco - 1.7%
Altria Group, Inc.	356,456	12,258,522
Lorillard, Inc.	67,298	2,715,474
Philip Morris International, Inc.	292,261	27,095,517
Reynolds American, Inc.	57,050	2,538,155

		44,607,668

		271,694,011
Energy - 10.5%
Energy Equipment & Services - 1.8%
Baker Hughes, Inc.	78,298	3,633,810
Cameron International Corp. (I)	43,922	2,863,714
Diamond Offshore Drilling, Inc. (L)	12,142	844,598
Ensco PLC, Class A	40,946	2,456,760
FMC Technologies, Inc. (I)	42,059	2,287,589
Halliburton Company	165,188	6,675,247
Helmerich & Payne, Inc. (L)	18,652	1,132,176
Nabors Industries, Ltd.	51,252	831,307
National Oilwell Varco, Inc.	75,652	5,352,379
Noble Corp.	44,574	1,700,498

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Rowan Companies PLC, Class A (I)	22,146	$783,083
Schlumberger, Ltd.	235,545	17,639,965

		46,201,126
Oil, Gas & Consumable Fuels - 8.7%
Anadarko Petroleum Corp.	88,750	7,761,188
Apache Corp.	69,488	5,361,694
Cabot Oil & Gas Corp.	37,048	2,504,815
Chesapeake Energy Corp. (L)	91,581	1,869,168
Chevron Corp.	344,558	40,940,382
ConocoPhillips	216,493	13,011,229
CONSOL Energy, Inc.	40,136	1,350,576
Denbury Resources, Inc. (I)	66,190	1,234,444
Devon Energy Corp.	66,924	3,775,852
EOG Resources, Inc.	48,185	6,171,053
EQT Corp.	26,396	1,788,329
Exxon Mobil Corp.	794,709	71,611,228
Hess Corp.	52,418	3,753,653
Kinder Morgan, Inc.	111,664	4,319,164
Marathon Oil Corp.	125,445	4,230,005
Marathon Petroleum Corp.	58,725	5,261,760
Murphy Oil Corp.	32,107	2,046,179
Newfield Exploration Company (I)	23,817	533,977
Noble Energy, Inc.	31,828	3,681,226
Occidental Petroleum Corp.	142,882	11,197,662
Peabody Energy Corp.	47,299	1,000,374
Phillips 66	110,176	7,709,015
Pioneer Natural Resources Company	23,463	2,915,278
QEP Resources, Inc.	31,150	991,816
Range Resources Corp.	28,670	2,323,417
Southwestern Energy Company (I)	62,234	2,318,839
Spectra Energy Corp.	117,673	3,618,445
Tesoro Corp.	24,489	1,433,831
The Williams Companies, Inc.	120,750	4,523,295
Valero Energy Corp.	97,969	4,456,610
WPX Energy, Inc. (I)	35,428	567,557

		224,262,061

		270,463,187
Financials - 15.0%
Capital Markets - 2.0%
Ameriprise Financial, Inc.	36,013	2,652,357
BlackRock, Inc.	22,300	5,728,424
E*TRADE Financial Corp. (I)	44,864	480,493
Franklin Resources, Inc.	24,383	3,677,200
Invesco, Ltd.	78,613	2,276,632
Legg Mason, Inc. (L)	20,881	671,324
Morgan Stanley	244,003	5,363,186
Northern Trust Corp.	38,592	2,105,580
State Street Corp.	80,978	4,784,990
T. Rowe Price Group, Inc.	45,888	3,435,635
The Bank of New York Mellon Corp.	206,534	5,780,887
The Charles Schwab Corp.	194,837	3,446,667
The Goldman Sachs Group, Inc.	77,582	11,416,191

		51,819,566
Commercial Banks - 2.6%
BB&T Corp.	123,332	3,871,391
Comerica, Inc.	33,308	1,197,423
Fifth Third Bancorp	155,180	2,530,986
First Horizon National Corp.	44,942	479,981
Huntington Bancshares, Inc.	151,454	1,119,245
KeyCorp	163,594	1,629,396
M&T Bank Corp. (L)	21,702	2,238,778

2

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
PNC Financial Services Group, Inc.	93,388	$6,210,302
Regions Financial Corp.	249,353	2,042,201
SunTrust Banks, Inc.	95,006	2,737,123
U.S. Bancorp	330,607	11,217,496
Wells Fargo & Company	869,513	32,163,286
Zions Bancorporation (L)	32,912	822,471

		68,260,079
Consumer Finance - 0.9%
American Express Company	170,433	11,497,410
Capital One Financial Corp.	103,277	5,675,071
Discover Financial Services	87,836	3,938,566
SLM Corp.	80,330	1,645,158

		22,756,205
Diversified Financial Services - 3.5%
Bank of America Corp.	1,919,109	23,374,748
Citigroup, Inc.	538,981	23,844,519
CME Group, Inc.	54,410	3,340,230
IntercontinentalExchange, Inc. (I)(L)	12,842	2,094,145
JPMorgan Chase & Company	678,828	32,217,177
Leucadia National Corp.	51,907	1,423,809
Moody’s Corp.	34,141	1,820,398
NYSE Euronext	43,280	1,672,339
The NASDAQ OMX Group, Inc.	20,684	668,093

		90,455,458
Insurance - 4.0%
ACE, Ltd.	60,132	5,349,944
Aflac, Inc.	82,651	4,299,505
American International Group, Inc. (I)	261,780	10,162,300
Aon PLC	55,215	3,395,723
Assurant, Inc.	13,943	627,574
Berkshire Hathaway, Inc., Class B (I)	323,491	33,707,762
Cincinnati Financial Corp.	25,803	1,217,644
Genworth Financial, Inc., Class A (I)	85,102	851,020
Hartford Financial Services Group, Inc.	76,930	1,984,794
Lincoln National Corp.	48,035	1,566,421
Loews Corp.	55,130	2,429,579
Marsh & McLennan Companies, Inc.	97,160	3,689,165
MetLife, Inc.	193,856	7,370,405
Principal Financial Group, Inc.	48,972	1,666,517
Prudential Financial, Inc.	82,232	4,850,866
The Allstate Corp.	84,520	4,147,396
The Chubb Corp.	46,332	4,055,440
The Progressive Corp.	98,870	2,498,445
The Travelers Companies, Inc.	66,979	5,638,962
Torchmark Corp.	16,705	998,959
Unum Group	47,622	1,345,322
XL Group PLC	52,217	1,582,175

		103,435,918
Real Estate Investment Trusts - 1.8%
Apartment Investment & Management
Company, Class A	25,345	777,078
AvalonBay Communities, Inc.	20,236	2,563,294
Boston Properties, Inc.	26,866	2,715,078
Equity Residential	56,469	3,109,183
HCP, Inc.	80,255	4,001,514
Health Care REIT, Inc.	46,001	3,123,928
Host Hotels & Resorts, Inc. (L)	127,509	2,230,132
Kimco Realty Corp.	71,847	1,609,373
Plum Creek Timber Company, Inc. (L)	28,524	1,488,953
Prologis, Inc.	81,983	3,277,680
Public Storage	25,419	3,871,822

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Simon Property Group, Inc.	55,606	$8,816,887
Ventas, Inc.	51,698	3,784,294
Vornado Realty Trust	29,839	2,495,734
Weyerhaeuser Company	96,443	3,026,381

		46,891,331
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A (I)	53,264	1,344,916
Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	82,890	716,170
People’s United Financial, Inc.	61,399	825,203

		1,541,373

		386,504,846
Health Care - 12.1%
Biotechnology - 1.8%
Alexion Pharmaceuticals, Inc. (I)	34,624	3,190,255
Amgen, Inc.	132,745	13,607,690
Biogen Idec, Inc. (I)	41,908	8,084,472
Celgene Corp. (I)	74,270	8,608,636
Gilead Sciences, Inc. (I)	270,012	13,211,687

		46,702,740
Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	278,534	9,837,821
Baxter International, Inc.	97,169	7,058,356
Becton, Dickinson and Company	34,379	3,286,976
Boston Scientific Corp. (I)	242,197	1,891,559
C.R. Bard, Inc.	13,488	1,359,321
CareFusion Corp. (I)	39,161	1,370,243
Covidien PLC	83,731	5,680,311
DENTSPLY International, Inc.	25,028	1,061,688
Edwards Lifesciences Corp. (I)	20,417	1,677,461
Intuitive Surgical, Inc. (I)	7,117	3,495,799
Medtronic, Inc.	178,810	8,396,918
St. Jude Medical, Inc.	50,163	2,028,592
Stryker Corp.	51,014	3,328,153
Varian Medical Systems, Inc. (I)	19,535	1,406,520
Zimmer Holdings, Inc.	30,019	2,258,029

		54,137,747
Health Care Providers & Services - 1.8%
Aetna, Inc.	58,148	2,972,526
AmerisourceBergen Corp.	40,809	2,099,623
Cardinal Health, Inc.	60,183	2,504,816
Cigna Corp.	50,867	3,172,575
Coventry Health Care, Inc.	23,609	1,110,331
DaVita HealthCare Partners, Inc. (I)	14,932	1,770,786
Express Scripts Holding Company (I)	145,147	8,367,725
Humana, Inc.	28,073	1,940,125
Laboratory Corp. of America Holdings (I)	16,484	1,486,857
McKesson Corp.	41,308	4,459,612
Patterson Companies, Inc.	14,940	568,318
Quest Diagnostics, Inc.	27,997	1,580,431
Tenet Healthcare Corp. (I)	18,612	885,559
UnitedHealth Group, Inc.	181,756	10,398,261
WellPoint, Inc.	53,564	3,547,544

		46,865,089
Health Care Technology - 0.1%
Cerner Corp. (I)(L)	25,679	2,433,085
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	61,482	2,580,400
Life Technologies Corp. (I)	30,933	1,999,200

3

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services (continued)
PerkinElmer, Inc.	19,872	$668,494
Thermo Fisher Scientific, Inc.	63,714	4,873,484
Waters Corp. (I)	15,473	1,453,069

		11,574,647
Pharmaceuticals - 5.8%
AbbVie, Inc.	280,331	11,431,898
Actavis, Inc. (I)	22,522	2,074,501
Allergan, Inc.	54,535	6,087,742
Bristol-Myers Squibb Company	290,366	11,960,176
Eli Lilly & Company	177,019	10,052,909
Forest Laboratories, Inc. (I)	41,251	1,569,188
Hospira, Inc. (I)	29,140	956,666
Johnson & Johnson	495,832	40,425,183
Merck & Company, Inc.	536,079	23,710,774
Mylan, Inc. (I)	70,071	2,027,855
Perrigo Company	15,508	1,841,265
Pfizer, Inc.	1,275,083	36,798,895

		148,937,052

		310,650,360
Industrials - 9.8%
Aerospace & Defense - 2.3%
General Dynamics Corp.	58,955	4,156,917
Honeywell International, Inc.	139,018	10,475,006
L-3 Communications Holdings, Inc.	15,920	1,288,246
Lockheed Martin Corp.	47,507	4,585,376
Northrop Grumman Corp.	42,024	2,947,984
Precision Castparts Corp.	25,991	4,928,413
Raytheon Company	57,683	3,391,184
Rockwell Collins, Inc. (L)	24,224	1,529,019
Textron, Inc.	48,149	1,435,322
The Boeing Company	120,704	10,362,438
United Technologies Corp.	149,615	13,978,529

		59,078,434
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	28,494	1,694,253
Expeditors International of Washington, Inc.	37,154	1,326,769
FedEx Corp.	51,916	5,098,151
United Parcel Service, Inc., Class B	126,823	10,894,096

		19,013,269
Airlines - 0.1%
Southwest Airlines Company	129,019	1,739,176
Building Products - 0.1%
Masco Corp.	63,056	1,276,884
Commercial Services & Supplies - 0.6%
Avery Dennison Corp. (L)	17,749	764,449
Cintas Corp. (L)	18,984	837,764
Iron Mountain, Inc.	28,961	1,051,574
Pitney Bowes, Inc. (L)	35,695	530,428
Republic Services, Inc. (L)	52,863	1,744,479
Stericycle, Inc. (I)	15,110	1,604,380
The ADT Corp. (I)	41,190	2,015,839
Tyco International, Ltd.	82,621	2,643,872
Waste Management, Inc.	76,909	3,015,602

		14,208,387
Construction & Engineering - 0.2%
Fluor Corp.	28,866	1,914,682
Jacobs Engineering Group, Inc. (I)	22,924	1,289,246

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction & Engineering (continued)
Quanta Services, Inc. (I)	37,663	$1,076,409

		4,280,337
Electrical Equipment - 0.6%
Eaton Corp. PLC	83,551	5,117,499
Emerson Electric Company	128,280	7,167,004
Rockwell Automation, Inc.	24,892	2,149,424
Roper Industries, Inc.	17,549	2,234,163

		16,668,090
Industrial Conglomerates - 2.4%
3M Company	112,590	11,969,443
Danaher Corp.	103,042	6,404,060
General Electric Company	1,844,276	42,639,661

		61,013,164
Machinery - 1.7%
Caterpillar, Inc.	116,233	10,108,784
Cummins, Inc.	31,232	3,616,978
Deere & Company	69,086	5,940,014
Dover Corp.	31,026	2,261,175
Flowserve Corp.	8,563	1,436,101
Illinois Tool Works, Inc.	73,719	4,492,436
Ingersoll-Rand PLC	48,899	2,689,934
Joy Global, Inc.	18,673	1,111,417
PACCAR, Inc. (L)	62,348	3,152,315
Pall Corp.	19,604	1,340,325
Parker Hannifin Corp.	26,356	2,413,682
Pentair, Ltd.	36,967	1,950,009
Snap-on, Inc.	10,401	860,163
Stanley Black & Decker, Inc.	28,465	2,304,811
Xylem, Inc.	32,717	901,681

		44,579,825
Professional Services - 0.1%
Equifax, Inc.	21,124	1,216,531
Robert Half International, Inc.	24,749	928,830
The Dun & Bradstreet Corp. (L)	7,235	605,208

		2,750,569
Road & Rail - 0.8%
CSX Corp.	181,105	4,460,616
Norfolk Southern Corp.	55,795	4,300,679
Ryder Systems, Inc.	8,807	526,218
Union Pacific Corp.	83,243	11,854,636

		21,142,149
Trading Companies & Distributors - 0.2%
Fastenal Company	47,559	2,442,155
W.W. Grainger, Inc.	10,568	2,377,589

		4,819,744

		250,570,028
Information Technology - 17.4%
Communications Equipment - 1.9%
Cisco Systems, Inc.	945,680	19,774,169
F5 Networks, Inc. (I)	13,944	1,242,132
Harris Corp.	19,928	923,464
JDS Uniphase Corp. (I)	41,621	556,473
Juniper Networks, Inc. (I)	91,405	1,694,649
Motorola Solutions, Inc.	48,938	3,133,500
QUALCOMM, Inc.	304,769	20,404,285

		47,728,672

4

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Computers & Peripherals - 4.0%
Apple, Inc.	166,565	$73,726,666
Dell, Inc.	259,019	3,711,742
EMC Corp. (I)	372,447	8,897,759
Hewlett-Packard Company	346,884	8,269,715
NetApp, Inc. (I)	64,099	2,189,622
SanDisk Corp. (I)	42,620	2,344,100
Seagate Technology PLC	56,594	2,069,077
Western Digital Corp.	38,395	1,930,501

		103,139,182
Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp., Class A	28,408	2,120,657
Corning, Inc.	262,704	3,501,844
FLIR Systems, Inc.	26,435	687,574
Jabil Circuit, Inc.	32,620	602,818
Molex, Inc. (L)	24,562	719,175
TE Connectivity, Ltd.	74,485	3,123,156

		10,755,224
Internet Software & Services - 2.2%
Akamai Technologies, Inc. (I)	31,299	1,104,542
eBay, Inc. (I)	206,968	11,221,805
Google, Inc., Class A (I)	47,365	37,609,231
VeriSign, Inc. (I)(L)	27,041	1,278,498
Yahoo!, Inc. (I)	171,903	4,044,878

		55,258,954
IT Services - 3.7%
Accenture PLC, Class A	114,256	8,680,028
Automatic Data Processing, Inc.	85,972	5,589,899
Cognizant Technology
Solutions Corp., Class A (I)	53,509	4,099,324
Computer Sciences Corp.	27,422	1,349,985
Fidelity National Information Services, Inc.	51,933	2,057,585
Fiserv, Inc. (I)	23,625	2,074,984
IBM Corp.	185,831	39,637,752
Mastercard, Inc., Class A	18,728	10,134,283
Paychex, Inc. (L)	57,033	2,000,147
SAIC, Inc. (L)	49,307	668,110
Teradata Corp. (I)	29,753	1,740,848
The Western Union Company	100,903	1,517,581
Total Systems Services, Inc.	28,604	708,807
Visa, Inc., Class A	91,465	15,534,416

		95,793,749
Office Electronics - 0.1%
Xerox Corp.	216,988	1,866,097
Semiconductors & Semiconductor Equipment - 1.9%
Advanced Micro Devices, Inc. (I)(L)	109,275	278,651
Altera Corp.	56,420	2,001,217
Analog Devices, Inc.	54,223	2,520,827
Applied Materials, Inc.	211,551	2,851,707
Broadcom Corp., Class A	92,800	3,217,376
First Solar, Inc. (I)	10,672	287,717
Intel Corp.	877,230	19,167,476
KLA-Tencor Corp.	29,375	1,549,238
Lam Research Corp. (I)	28,758	1,192,307
Linear Technology Corp.	40,618	1,558,513
LSI Corp. (I)	98,342	666,759
Microchip Technology, Inc. (L)	34,170	1,256,089
Micron Technology, Inc. (I)	179,548	1,791,889
NVIDIA Corp.	109,270	1,400,841
Teradyne, Inc. (I)(L)	33,253	539,364
Texas Instruments, Inc.	195,899	6,950,497

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Xilinx, Inc.	46,236	$1,764,828

		48,995,296
Software - 3.2%
Adobe Systems, Inc. (I)	88,464	3,849,069
Autodesk, Inc. (I)	40,034	1,651,002
BMC Software, Inc. (I)	23,341	1,081,389
CA, Inc.	59,051	1,486,314
Citrix Systems, Inc. (I)	32,985	2,380,198
Electronic Arts, Inc. (I)	53,233	942,224
Intuit, Inc.	49,420	3,244,423
Microsoft Corp.	1,337,253	38,258,808
Oracle Corp.	654,980	21,182,053
Red Hat, Inc. (I)	34,059	1,722,023
Salesforce.com, Inc. (I)	23,895	4,273,143
Symantec Corp. (I)	122,213	3,016,217

		83,086,863

		446,624,037
Materials - 3.3%
Chemicals - 2.4%
Air Products & Chemicals, Inc.	36,848	3,210,198
Airgas, Inc.	12,235	1,213,223
CF Industries Holdings, Inc.	11,061	2,105,683
E.I. du Pont de Nemours & Company	165,722	8,146,894
Eastman Chemical Company	26,980	1,885,093
Ecolab, Inc.	47,077	3,774,634
FMC Corp.	24,222	1,381,381
International Flavors & Fragrances, Inc.	14,376	1,102,208
LyondellBasell Industries NV, Class A	67,142	4,249,417
Monsanto Company	95,032	10,038,230
PPG Industries, Inc.	25,317	3,390,959
Praxair, Inc.	52,596	5,866,558
Sigma-Aldrich Corp. (L)	21,295	1,654,196
The Dow Chemical Company	213,591	6,800,737
The Mosaic Company	48,784	2,908,014
The Sherwin-Williams Company	15,197	2,566,621

		60,294,046
Construction Materials - 0.0%
Vulcan Materials Company	22,848	1,181,242
Containers & Packaging - 0.2%
Ball Corp.	26,390	1,255,636
Bemis Company, Inc.	18,366	741,252
MeadWestvaco Corp.	30,586	1,110,272
Owens-Illinois, Inc. (I)	29,467	785,296
Sealed Air Corp.	34,285	826,611

		4,719,067
Metals & Mining - 0.6%
Alcoa, Inc. (L)	187,973	1,601,530
Allegheny Technologies, Inc.	19,183	608,293
Cliffs Natural Resources, Inc. (L)	26,835	510,133
Freeport-McMoRan Copper & Gold, Inc.	168,352	5,572,451
Newmont Mining Corp.	87,525	3,666,422
Nucor Corp.	55,914	2,580,431
United States Steel Corp. (L)	25,764	502,398

		15,041,658
Paper & Forest Products - 0.1%
International Paper Company	78,190	3,642,090

		84,878,103

5

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telecommunication Services - 3.1%
Diversified Telecommunication Services - 2.8%
American Tower Corp.	69,709	$5,362,016
AT&T, Inc.	974,060	35,738,261
CenturyLink, Inc. (L)	111,063	3,901,643
Frontier Communications Corp. (L)	176,258	701,507
Verizon Communications, Inc.	506,922	24,915,216
Windstream Corp. (L)	103,847	825,584

		71,444,227
Wireless Telecommunication Services - 0.3%
Crown Castle International Corp. (I)	51,736	3,602,895
MetroPCS Communications, Inc. (I)	54,988	599,369
Sprint Nextel Corp. (I)	529,458	3,287,934

		7,490,198

		78,934,425
Utilities - 3.4%
Electric Utilities - 2.0%
American Electric Power Company, Inc.	85,556	4,160,588
Duke Energy Corp.	124,893	9,065,983
Edison International	57,503	2,893,551
Entergy Corp.	31,299	1,979,349
Exelon Corp.	151,576	5,226,340
FirstEnergy Corp.	73,802	3,114,444
NextEra Energy, Inc.	75,083	5,832,447
Northeast Utilities	55,366	2,406,206
Pepco Holdings, Inc.	40,381	864,153
Pinnacle West Capital Corp.	19,342	1,119,708
PPL Corp.	102,491	3,208,993
The Southern Company	154,326	7,240,976
Xcel Energy, Inc.	86,021	2,554,824

		49,667,562
Gas Utilities - 0.1%
AGL Resources, Inc.	20,775	871,511
ONEOK, Inc.	36,205	1,725,892

		2,597,403
Independent Power Producers & Energy Traders - 0.1%
AES Corp.	109,550	1,377,044
NRG Energy, Inc.	56,881	1,506,778

		2,883,822
Multi-Utilities - 1.2%
Ameren Corp.	42,855	1,500,782
CenterPoint Energy, Inc.	75,457	1,807,950
CMS Energy Corp.	46,826	1,308,318
Consolidated Edison, Inc.	51,676	3,153,786
Dominion Resources, Inc.	102,118	5,941,225
DTE Energy Company	30,311	2,071,454
Integrys Energy Group, Inc.	13,586	790,162
NiSource, Inc.	54,710	1,605,191
PG&E Corp.	77,627	3,456,730
Public Service Enterprise Group, Inc.	89,266	3,065,394
SCANA Corp.	23,175	1,185,633
Sempra Energy	40,025	3,199,599
TECO Energy, Inc. (L)	35,329	629,563
Wisconsin Energy Corp.	40,671	1,744,379

		31,460,166

		86,608,953

TOTAL COMMON STOCKS (Cost $1,697,745,396)		$2,477,595,972

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

SECURITIES LENDING COLLATERAL - 1.6%
John Hancock Collateral
Investment Trust, 0.2481% (W)(Y)	4,160,985	41,646,048

TOTAL SECURITIES LENDING
COLLATERAL (Cost $41,644,968)		$41,646,048

SHORT-TERM INVESTMENTS - 3.5%
Repurchase Agreement - 3.5%
Repurchase Agreement with State Street Corp.
dated 03/28/2013 at 0.010% to be
repurchased at $89,865,100 on 04/01/2013,
collateralized by $83,330,000 U.S. Treasury
Notes, 2.750% due 02/28/2018 (valued at $
91,663,000, including interest)	$89,865,000	$89,865,000

TOTAL SHORT-TERM INVESTMENTS (Cost $89,865,000)		$89,865,000

Total Investments (500 Index Trust B)
(Cost $1,829,255,364) - 101.6%		$2,609,107,020
Other assets and liabilities, net - (1.6%)		(40,838,058)

TOTAL NET ASSETS - 100.0%		$2,568,268,962

Active Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 25.3%
U.S. Government - 3.9%
U.S. Treasury Bonds
2.750%, 11/15/2042	$16,855,000	$15,656,711
U.S. Treasury Notes
0.875%, 04/30/2017	3,350,000	3,390,830
1.375%, 02/28/2019	2,000,000	2,046,406
1.500%, 06/30/2016	2,525,000	2,613,769
2.000%, 02/15/2023	5,241,000	5,311,429
2.250%, 07/31/2018	1,000,000	1,074,062
2.625%, 08/15/2020	11,320,000	12,374,175
2.750%, 02/28/2018	3,000,000	3,292,734
3.125%, 05/15/2021	1,055,000	1,188,853
U.S. Treasury Strips, PO
1.988%, 11/15/2030	3,485,000	2,064,270

		49,013,239
U.S. Government Agency - 21.4%
Federal Home Loan Mortgage Corp.
4.500%, 09/01/2023 to 10/01/2041	9,745,583	10,472,231
5.000%, 03/01/2041 to 04/01/2041	3,417,996	3,729,137
6.500%, 06/01/2037 to 02/01/2038	649,133	724,729
Federal National Mortgage Association
2.621%, 07/01/2033 (P)	49,773	53,276
2.678%, 08/01/2034 (P)	1,808,669	1,931,833
3.000%, TBA (C)	12,000,000	12,378,193
3.000%, 07/01/2027 to 02/01/2043	11,952,950	12,426,910
3.500%, TBA (C)	3,250,000	3,431,256
3.500%, 02/01/2026 to 06/01/2042	15,071,435	15,977,356
4.000%, TBA (C)	16,250,000	17,324,024
4.000%, 12/01/2024 to 05/01/2042	34,923,966	37,590,101
4.500%, TBA (C)	22,650,000	24,394,532
4.500%, 11/01/2040 to 06/01/2041	29,021,390	31,444,498
5.000%, 05/01/2018 to 04/01/2041	38,642,463	42,749,876
5.500%, 02/01/2018 to 11/01/2039	18,644,037	20,449,638
6.000%, 05/01/2035 to 02/01/2036	10,432,914	11,576,758

6

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
6.500%, 02/01/2036 to 06/01/2039		$7,194,222	$8,038,902
7.000%, 04/01/2017 to 06/01/2032		548,590	630,769
7.500%, 09/01/2029 to 08/01/2031		115,037	134,588
Government National
Mortgage Association
4.000%, TBA (C)		7,500,000	8,174,999
5.000%, 04/15/2035		1,460,796	1,595,875
5.500%, 03/15/2035		1,080,506	1,197,421
6.000%, 03/15/2033 to 06/15/2033		698,646	806,608
6.500%, 09/15/2028 to 08/15/2031		164,432	189,011
7.000%, 04/15/2029		67,573	78,571
8.000%, 10/15/2026 to 05/15/2029		88,013	103,345

			267,604,437

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $310,105,054)			$316,617,676

FOREIGN GOVERNMENT
OBLIGATIONS - 0.7%
Argentina - 0.2%
City of Buenos Aires
9.950%, 03/01/2017 (S)		1,120,000	946,400
Republic of Argentina
1.180%, 12/31/2038 (P)	ARS	8,797,621	824,664
5.830%, 12/31/2033 (P)		3,617,497	1,026,466
12/15/2035 (I)		19,532,033	257,849

			3,055,379
Germany - 0.1%
Federal Republic of Germany
6.250%, 01/04/2030	EUR	725,000	1,495,302
Japan - 0.1%
Government of Japan
1.500%, 09/20/2014	JPY	68,650,000	744,766
Mexico - 0.2%
Government of Mexico
8.000%, 12/19/2013 to 12/07/2023	MXN	20,193,300	1,891,106
Panama - 0.1%
Republic of Panama
8.875%, 09/30/2027		$344,000	530,964
9.375%, 04/01/2029		130,000	211,445

			742,409
Peru - 0.0%
Republic of Peru
9.875%, 02/06/2015		111,000	129,315
United Kingdom - 0.0%
Government of United Kingdom
6.000%, 12/07/2028	GBP	85,000	189,714
8.000%, 12/07/2015		125,000	229,551

			419,265

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $8,025,257)			$8,477,542

CORPORATE BONDS - 41.6%
Consumer Discretionary - 4.9%
Allison Transmission, Inc.
7.125%, 05/15/2019 (S)		$730,000	785,634

Active Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
AMC Entertainment, Inc.
8.750%, 06/01/2019		$305,000	$334,738
American Axle & Manufacturing, Inc.
6.625%, 10/15/2022 (L)		130,000	134,550
American Standard Americas
10.750%, 01/15/2016 (S)		355,000	368,313
Arcelik AS
5.000%, 04/03/2023 (S)		400,000	398,811
Arcos Dorados Holdings, Inc.
10.250%, 07/13/2016 (S)	BRL	1,120,000	573,371
AutoNation, Inc.
5.500%, 02/01/2020		$1,020,000	1,106,700
Burlington Coat Factory Warehouse Corp.
10.000%, 02/15/2019		1,255,000	1,393,050
Burlington Holdings LLC, PIK
9.000%, 02/15/2018 (S)		315,000	319,725
Cablevision Systems Corp.
8.625%, 09/15/2017		235,000	273,775
CBS Corp.
7.875%, 07/30/2030		1,010,000	1,336,907
CCM Merger, Inc.
9.125%, 05/01/2019 (S)		920,000	943,000
Cinemark USA, Inc.
7.375%, 06/15/2021		365,000	407,888
8.625%, 06/15/2019		325,000	358,719
Comcast Corp.
6.550%, 07/01/2039		1,000,000	1,290,032
Corporacion GEO SAB de CV
8.875%, 03/27/2022 (S)		930,000	795,150
CSC Holdings LLC
7.875%, 02/15/2018		665,000	774,725
Darden Restaurants, Inc.
6.800%, 10/15/2037		1,665,000	1,925,038
Downstream Development Authority of
the Quapaw Tribe of Oklahoma
10.500%, 07/01/2019 (S)		700,000	777,000
Exide Technologies
8.625%, 02/01/2018		635,000	545,306
Expedia, Inc.
5.950%, 08/15/2020		880,000	979,014
Ford Motor Company
4.750%, 01/15/2043		800,000	745,820
6.625%, 10/01/2028		230,000	265,404
Ford Motor Credit Company LLC
5.000%, 05/15/2018		951,000	1,047,917
5.875%, 08/02/2021		2,994,000	3,426,995
8.000%, 12/15/2016		949,000	1,137,857
Greektown Superholdings, Inc.
13.000%, 07/01/2015		978,000	1,048,905
Harley-Davidson Financial Services, Inc.
2.700%, 03/15/2017 (S)		1,000,000	1,033,195
Hillman Group, Inc.
10.875%, 06/01/2018		785,000	863,500
Hyundai Capital Services, Inc.
4.375%, 07/27/2016 (S)		405,000	437,728
6.000%, 05/05/2015 (S)		710,000	776,284
Jo-Ann Stores Holdings, Inc., PIK
9.750%, 10/15/2019 (S)		1,015,000	1,065,750
Kia Motors Corp.
3.625%, 06/14/2016 (S)		585,000	618,558
Landry’s, Inc.
9.375%, 05/01/2020 (S)		450,000	484,875

7

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Limited Brands, Inc.
6.625%, 04/01/2021	$1,095,000	$1,237,350
Little Traverse Bay Bands of Odawa
Indians
9.000%, 08/31/2020 (S)	819,000	794,430
Macy’s Retail Holdings, Inc.
7.875%, 08/15/2036	895,000	997,342
Marina District Finance Company, Inc.
9.500%, 10/15/2015	655,000	674,650
MGM Resorts International
6.750%, 10/01/2020 (S)	645,000	683,700
8.625%, 02/01/2019	865,000	1,007,725
News America, Inc.
6.150%, 03/01/2037	210,000	246,757
6.400%, 12/15/2035	305,000	369,173
6.650%, 11/15/2037	1,000,000	1,237,169
6.750%, 01/09/2038	108,000	129,633
7.750%, 12/01/2045	491,000	674,949
Petco Holdings Inc., PIK
8.500%, 10/15/2017 (S)	290,000	299,063
QVC, Inc.
4.375%, 03/15/2023 (S)	715,000	723,339
5.125%, 07/02/2022	225,000	238,497
Regal Entertainment Group
9.125%, 08/15/2018	200,000	224,500
RHP Hotel Properties LP
5.000%, 04/15/2021 (S)	130,000	130,000
Rivers Pittsburgh Borrower LP
9.500%, 06/15/2019 (S)	330,000	360,525
Seminole Indian Tribe of Florida
6.535%, 10/01/2020 (S)	875,000	966,875
7.750%, 10/01/2017 (S)	560,000	604,800
Station Casinos LLC
7.500%, 03/01/2021 (S)	640,000	657,600
Target Corp.
6.500%, 10/15/2037	1,800,000	2,427,091
Time Warner Cable, Inc.
5.500%, 09/01/2041	750,000	771,971
6.550%, 05/01/2037	930,000	1,074,619
6.750%, 07/01/2018	1,775,000	2,185,259
8.250%, 04/01/2019	510,000	664,207
Time Warner Companies, Inc.
7.570%, 02/01/2024	1,716,000	2,303,934
Time Warner Entertainment Company LP
8.375%, 07/15/2033	1,520,000	2,103,796
Time Warner, Inc.
7.625%, 04/15/2031	451,000	610,958
Toys R Us Property Company II LLC
8.500%, 12/01/2017	240,000	253,500
Toys R Us, Inc.
10.375%, 08/15/2017	415,000	420,706
Viacom, Inc.
4.375%, 03/15/2043 (S)	1,142,000	1,056,923
6.125%, 10/05/2017	1,500,000	1,775,625
Visteon Corp.
6.750%, 04/15/2019	864,000	924,480
Waterford Gaming LLC
8.625%, 09/15/2014 (S)	566,734	245,803
Wok Acquisition Corp.
10.250%, 06/30/2020 (S)	600,000	642,000
Yum! Brands, Inc.
6.250%, 03/15/2018	715,000	855,847

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Yum! Brands, Inc. (continued)
6.875%, 11/15/2037	$1,130,000	$1,476,472

		60,825,502
Consumer Staples - 1.9%
Ajecorp BV
6.500%, 05/14/2022 (S)	825,000	889,350
Alliance One International, Inc.
10.000%, 07/15/2016	1,475,000	1,557,969
Anheuser-Busch Companies, Inc.
5.750%, 04/01/2036	1,000,000	1,223,940
6.500%, 02/01/2043	540,000	738,685
Bunge, Ltd. Finance Corp.
8.500%, 06/15/2019	800,000	1,031,722
ConAgra Foods, Inc.
3.200%, 01/25/2023	705,000	703,212
Corporacion Lindley SA
6.750%, 11/23/2021 (S)	300,000	345,450
Corporacion Pesquera Inca SAC
9.000%, 02/10/2017 (S)	585,000	594,360
CVS Pass-Through Trust
8.353%, 07/10/2031 (S)	1,238,541	1,685,770
Harbinger Group, Inc.
7.875%, 07/15/2019 (S)	950,000	1,002,250
Kraft Foods Group, Inc.
6.125%, 08/23/2018	817,000	994,165
Michael Foods Holding, Inc., PIK
8.500%, 07/15/2018 (S)	185,000	191,013
Mondelez International, Inc.
6.125%, 02/01/2018	288,000	345,562
Revlon Consumer Products Corp.
5.750%, 02/15/2021 (S)	670,000	672,513
Rite Aid Corp.
9.250%, 03/15/2020	1,495,000	1,687,481
SABMiller PLC
6.500%, 07/15/2018 (S)	1,715,000	2,103,427
Safeway, Inc.
5.000%, 08/15/2019	1,200,000	1,338,480
6.350%, 08/15/2017	820,000	957,380
7.250%, 02/01/2031	500,000	574,436
Simmons Foods, Inc.
10.500%, 11/01/2017 (S)	1,070,000	1,063,313
TESCO PLC
6.150%, 11/15/2037 (S)	900,000	1,116,652
The Kroger Company
7.000%, 05/01/2018	1,105,000	1,341,595
The Sun Products Corp.
7.750%, 03/15/2021 (S)	385,000	387,888
Tops Holding Corp.
8.875%, 12/15/2017 (S)	336,000	368,760
Vector Group, Ltd.
7.750%, 02/15/2021 (S)	435,000	457,838
YCC Holdings LLC, PIK
10.250%, 02/15/2016	765,000	788,906

		24,162,117
Energy - 4.7%
Afren PLC
10.250%, 04/08/2019 (S)	490,000	581,875
11.500%, 02/01/2016 (S)	400,000	474,000
Anadarko Petroleum Corp.
6.450%, 09/15/2036	2,750,000	3,384,846
Astoria Depositor Corp., Series B
8.144%, 05/01/2021 (S)	2,245,000	2,278,675

8

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
BP Capital Markets PLC
4.750%, 03/10/2019	$1,000,000	$1,158,957
BreitBurn Energy Partners LP
7.875%, 04/15/2022	485,000	518,950
Cameron International Corp.
5.950%, 06/01/2041	1,178,000	1,434,197
CNOOC Finance 2003, Ltd.
5.500%, 05/21/2033 (S)	545,000	626,954
DCP Midstream LLC
9.750%, 03/15/2019 (S)	845,000	1,113,373
DCP Midstream Operating LP
3.875%, 03/15/2023	510,000	513,135
Devon Energy Corp.
4.000%, 07/15/2021	1,000,000	1,067,963
Devon Financing Corp. ULC
7.875%, 09/30/2031	874,000	1,186,675
El Paso Pipeline Partners Operating
Company LLC
5.000%, 10/01/2021	500,000	560,936
Enbridge Energy Partners LP
7.500%, 04/15/2038	600,000	760,229
Energy Transfer Partners LP
5.200%, 02/01/2022	345,000	387,590
6.625%, 10/15/2036	1,000,000	1,141,837
9.700%, 03/15/2019	860,000	1,159,818
Enersis SA
7.375%, 01/15/2014	633,000	660,934
Enterprise Products Operating LLC
6.650%, 04/15/2018	750,000	926,522
6.875%, 03/01/2033	471,000	597,590
Enterprise Products Operating LLC
(7.000% to 06/01/2017, then 3 month
LIBOR + 2.778%)
06/01/2067	1,235,000	1,333,800
EP Energy LLC
7.750%, 09/01/2022	460,000	508,300
EV Energy Partners LP
8.000%, 04/15/2019	725,000	764,875
Exterran Partners LP
6.000%, 04/01/2021 (S)	205,000	204,231
Goodrich Petroleum Corp.
8.875%, 03/15/2019	285,000	294,975
GS Caltex Corp.
5.500%, 08/25/2014 (S)	471,000	497,864
Halcon Resources Corp.
8.875%, 05/15/2021 (S)	315,000	339,413
Hess Corp.
5.600%, 02/15/2041	1,500,000	1,613,388
Kerr-McGee Corp.
6.950%, 07/01/2024	1,130,000	1,416,551
Kinder Morgan Energy Partners LP
4.150%, 03/01/2022	500,000	536,564
5.800%, 03/15/2035	402,000	452,699
7.300%, 08/15/2033	603,000	772,596
7.750%, 03/15/2032	285,000	381,568
Linn Energy LLC
6.250%, 11/01/2019 (S)	1,105,000	1,129,863
8.625%, 04/15/2020	380,000	418,950
Marathon Oil Corp.
6.800%, 03/15/2032	785,000	982,424
MarkWest Energy Partners LP
6.500%, 08/15/2021	569,000	614,520

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Newfield Exploration Company
5.750%, 01/30/2022	$555,000	$593,850
Nexen, Inc.
5.875%, 03/10/2035	598,000	723,282
6.400%, 05/15/2037	775,000	1,002,669
Noble Holding International, Ltd.
4.900%, 08/01/2020	1,000,000	1,109,531
5.250%, 03/15/2042	500,000	503,780
NuStar Logistics LP
4.750%, 02/01/2022	1,000,000	971,842
8.150%, 04/15/2018	551,000	630,672
Offshore Group Investment, Ltd.
7.125%, 04/01/2023 (S)	560,000	571,478
ONEOK Partners LP
6.650%, 10/01/2036	1,435,000	1,726,614
Pacific Rubiales Energy Corp.
5.125%, 03/28/2023 (S)	500,000	504,184
Petro-Canada
6.050%, 05/15/2018	1,445,000	1,741,911
Petroleos de Venezuela SA
5.375%, 04/12/2027	930,000	641,700
Petroleos Mexicanos
4.875%, 01/24/2022	530,000	586,975
Precision Drilling Corp.
6.625%, 11/15/2020	550,000	587,125
Rex Energy Corp.
8.875%, 12/01/2020 (S)	405,000	429,300
Rowan Companies, Inc.
4.875%, 06/01/2022	750,000	815,779
5.400%, 12/01/2042	1,300,000	1,300,104
Spectra Energy Capital LLC
6.750%, 02/15/2032	589,000	695,580
Sunoco Logistics Partners Operations LP
3.450%, 01/15/2023	1,080,000	1,069,332
Talisman Energy, Inc.
6.250%, 02/01/2038	1,025,000	1,159,849
Targa Resources Partners LP
6.375%, 08/01/2022	485,000	529,863
TransCanada Pipelines, Ltd. (6.350% to
05/15/2017, then 3 month
LIBOR + 2.210%)
05/15/2067	1,260,000	1,344,562
Transocean, Inc.
6.000%, 03/15/2018	1,000,000	1,133,094
6.800%, 03/15/2038	2,100,000	2,316,136
Trinidad Drilling, Ltd.
7.875%, 01/15/2019 (S)	435,000	471,975
Weatherford International, Ltd.
6.500%, 08/01/2036	600,000	645,316
Williams Partners LP
5.250%, 03/15/2020	1,350,000	1,539,254
WPX Energy, Inc.
6.000%, 01/15/2022	590,000	618,025

		58,761,419
Financials - 16.7%
Abbey National Treasury Services PLC
4.000%, 04/27/2016	1,230,000	1,308,058
Aflac, Inc.
8.500%, 05/15/2019	780,000	1,054,702
Alfa Bank OJSC
7.750%, 04/28/2021 (S)	270,000	301,725
Allied World Assurance Company, Ltd.
7.500%, 08/01/2016	505,000	600,605

9

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
American Campus Communities
Operating Partnership LP
3.750%, 04/15/2023		$750,000	$754,907
American Express Bank FSB
6.000%, 09/13/2017		1,585,000	1,893,179
American International Group, Inc.
6.250%, 03/15/2037		1,300,000	1,439,880
6.400%, 12/15/2020		1,500,000	1,858,721
8.250%, 08/15/2018		470,000	609,167
Aon PLC
4.250%, 12/12/2042 (S)		600,000	580,396
Aries Vermogensverwaltung GmbH
9.600%, 10/25/2014		750,000	852,000
Assurant, Inc.
4.000%, 03/15/2023		1,260,000	1,262,022
5.625%, 02/15/2014		461,000	479,428
AvalonBay Communities, Inc.
5.700%, 03/15/2017		1,500,000	1,740,419
AXA SA
8.600%, 12/15/2030		510,000	654,688
AXA SA (6.463% to 12/14/2018, then
3 month LIBOR + 1.449%)
12/14/2018 (Q)(S)		1,440,000	1,429,200
Banco de Credito del Peru
4.750%, 03/16/2016 (S)		455,000	489,125
Banco Santander Brasil SA
8.000%, 03/18/2016 (S)	BRL	1,400,000	699,047
Banco Santander Chile
5.375%, 12/09/2014 (S)		$295,000	308,904
Bank of America Corp.
3.300%, 01/11/2023		575,000	567,407
3.625%, 03/17/2016		1,250,000	1,326,095
5.000%, 05/13/2021		2,485,000	2,787,154
5.650%, 05/01/2018		1,000,000	1,157,325
5.700%, 01/24/2022		1,500,000	1,758,131
6.500%, 08/01/2016		650,000	748,662
7.625%, 06/01/2019		1,065,000	1,353,537
Bank of America NA
5.300%, 03/15/2017		355,000	397,913
Bank of Ceylon
6.875%, 05/03/2017 (S)		550,000	577,500
Barclays Bank PLC
6.050%, 12/04/2017 (S)		1,305,000	1,455,169
10.179%, 06/12/2021 (S)		470,000	629,504
BB&T Corp.
3.200%, 03/15/2016		500,000	531,757
Boardwalk Pipelines LP
3.375%, 02/01/2023		850,000	834,873
Boston Properties LP
3.700%, 11/15/2018		1,413,000	1,550,139
BPCE SA (12.500% to 09/30/2019, then
3 month LIBOR + 12.980%)
09/30/2019 (Q)(S)		718,000	885,606
Brandywine Operating Partnership LP
7.500%, 05/15/2015		660,000	739,295
BRE Properties, Inc.
5.500%, 03/15/2017		1,506,000	1,705,525
Camden Property Trust
5.000%, 06/15/2015		804,000	867,458
Capital One Financial Corp.
3.150%, 07/15/2016		1,000,000	1,061,886
4.750%, 07/15/2021		1,795,000	2,026,612
6.750%, 09/15/2017		930,000	1,124,014

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
CBRE Services, Inc.
5.000%, 03/15/2023	$310,000	$313,488
Citigroup, Inc.
4.450%, 01/10/2017	1,350,000	1,486,783
4.500%, 01/14/2022	2,840,000	3,159,631
5.375%, 08/09/2020	1,500,000	1,757,097
CNA Financial Corp.
5.875%, 08/15/2020	570,000	671,384
6.500%, 08/15/2016	1,310,000	1,507,855
7.250%, 11/15/2023	1,035,000	1,318,435
CNO Financial Group, Inc.
6.375%, 10/01/2020 (S)	340,000	361,675
Corrections Corp. of America
4.625%, 05/01/2023 (S)	740,000	754,800
DDR Corp.
4.625%, 07/15/2022	195,000	211,077
7.500%, 04/01/2017	1,755,000	2,086,976
7.875%, 09/01/2020	255,000	324,394
Discover Bank
7.000%, 04/15/2020	525,000	653,868
Discover Financial Services
5.200%, 04/27/2022	1,120,000	1,260,316
Dresdner Bank AG
7.250%, 09/15/2015	627,000	677,957
DTEK Finance PLC
7.875%, 04/04/2018 (S)	840,000	826,413
Entertainment Properties Trust
7.750%, 07/15/2020	921,000	1,101,883
ERP Operating LP
5.125%, 03/15/2016	1,000,000	1,113,390
5.750%, 06/15/2017	1,730,000	2,022,405
First Horizon National Corp.
5.375%, 12/15/2015	810,000	881,123
General Electric Capital Corp.
0.770%, 08/15/2036 (P)	1,020,000	844,511
4.375%, 09/16/2020	615,000	687,195
5.875%, 01/14/2038	255,000	297,781
6.000%, 08/07/2019	1,530,000	1,858,525
General Electric Capital Corp. (7.125%
until 06/15/2022, then 3 month
LIBOR + 5.296%)
06/15/2022 (Q)	1,450,000	1,687,729
General Shopping Investments, Ltd.
(12.000% to 03/20/2017, then 5 Year
USGG + 11.052%)
03/20/2017 (Q)(S)	635,000	571,500
Glen Meadow Pass-Through Trust
(6.505% to 02/15/2017, then 3 month
LIBOR + 2.125%)
02/12/2067 (S)	1,640,000	1,566,200
Goodman Funding Pty, Ltd.
6.375%, 04/15/2021 (S)	1,210,000	1,401,259
Hartford Financial Services Group, Inc.
4.625%, 07/15/2013	417,000	421,809
5.500%, 03/30/2020	1,405,000	1,639,511
6.000%, 01/15/2019	193,000	230,359
6.625%, 03/30/2040	500,000	640,056
HBOS PLC
6.000%, 11/01/2033 (S)	990,000	948,222
Health Care REIT, Inc.
4.950%, 01/15/2021	335,000	372,653
6.000%, 11/15/2013	755,000	778,909
6.125%, 04/15/2020	1,295,000	1,531,857

10

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Health Care REIT, Inc. (continued)
6.200%, 06/01/2016	$625,000	$712,202
Healthcare Realty Trust, Inc.
5.750%, 01/15/2021	1,000,000	1,140,382
6.500%, 01/17/2017	875,000	1,007,407
Highwoods Realty LP
5.850%, 03/15/2017	1,250,000	1,402,798
Host Hotels & Resorts LP
3.750%, 10/15/2023	360,000	361,408
5.250%, 03/15/2022	775,000	860,250
ICICI Bank, Ltd.
4.700%, 02/21/2018 (S)	955,000	1,008,414
5.750%, 11/16/2020 (S)	595,000	655,389
Intercorp Retail Trust
8.875%, 11/14/2018 (S)	385,000	438,419
International Lease Finance Corp.
7.125%, 09/01/2018 (S)	545,000	640,375
Invesco Finance PLC
3.125%, 11/30/2022	850,000	868,142
iPayment, Inc.
10.250%, 05/15/2018	980,000	906,500
Jefferies Group, Inc.
5.125%, 04/13/2018	600,000	654,000
6.875%, 04/15/2021	1,065,000	1,243,217
8.500%, 07/15/2019	740,000	921,233
Jones Lang Lasalle, Inc.
4.400%, 11/15/2022	290,000	298,529
JPMorgan Chase & Company
4.500%, 01/24/2022	1,300,000	1,425,637
4.625%, 05/10/2021	2,020,000	2,259,132
6.300%, 04/23/2019	1,000,000	1,222,042
JPMorgan Chase & Company (7.900% to
04/30/2018, then 3 month
LIBOR + 3.470%)
04/30/2018 (Q)	1,005,000	1,155,113
Kazkommertsbank JSC
8.500%, 04/16/2013	350,000	350,175
Kimco Realty Corp.
6.875%, 10/01/2019	755,000	957,317
Liberty Mutual Group, Inc.
5.000%, 06/01/2021 (S)	1,470,000	1,614,345
7.800%, 03/15/2037 (S)	1,220,000	1,421,300
Liberty Property LP
5.500%, 12/15/2016	1,500,000	1,695,974
Lincoln National Corp.
6.250%, 02/15/2020	1,000,000	1,210,643
8.750%, 07/01/2019	720,000	976,386
Lincoln National Corp. (6.050% to
04/20/2017, then 3 month
LIBOR + 2.040%)
04/20/2067	2,002,000	2,012,010
Lincoln National Corp. (7.000% to
05/17/2016, then 3 month
LIBOR + 2.358%)
05/17/2066	305,000	312,625
Macquarie Bank, Ltd.
6.625%, 04/07/2021 (S)	485,000	542,265
Macquarie Group, Ltd.
6.000%, 01/14/2020 (S)	570,000	625,663
Markel Corp.
5.000%, 03/30/2043	1,270,000	1,272,062
5.350%, 06/01/2021	1,500,000	1,713,752

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Merrill Lynch & Company, Inc.
6.875%, 04/25/2018	$1,350,000	$1,630,190
7.750%, 05/14/2038	510,000	680,676
MetLife, Inc.
6.400%, 12/15/2036	705,000	772,166
Metropolitan Life Global Funding I
3.650%, 06/14/2018 (S)	1,500,000	1,645,272
Montpelier Re Holdings, Ltd.
4.700%, 10/15/2022	1,080,000	1,109,224
Moody’s Corp.
4.500%, 09/01/2022	580,000	598,133
Morgan Stanley
3.750%, 02/25/2023	1,250,000	1,264,418
5.500%, 07/28/2021	1,250,000	1,433,886
5.550%, 04/27/2017	1,580,000	1,787,100
5.750%, 01/25/2021	2,540,000	2,936,888
5.950%, 12/28/2017	1,265,000	1,465,165
6.375%, 07/24/2042	920,000	1,107,106
6.625%, 04/01/2018	470,000	562,083
7.300%, 05/13/2019	950,000	1,176,204
MPT Operating Partnership LP
6.375%, 02/15/2022	670,000	720,250
6.875%, 05/01/2021	475,000	515,375
NANA Development Corp.
9.500%, 03/15/2019 (S)	560,000	567,000
Nationstar Mortgage LLC
7.875%, 10/01/2020 (S)	2,020,000	2,232,100
9.625%, 05/01/2019 (S)	680,000	777,725
10.875%, 04/01/2015	1,085,000	1,151,456
Nationwide Mutual Insurance Company
(5.810% to 12/15/2014, then 3 month
LIBOR + 2.290%)
12/15/2024 (S)	1,130,000	1,127,175
Nelnet, Inc.
3.659%, 09/29/2036 (P)	630,000	467,775
Nippon Life Insurance Company
5.000%, 10/18/2042 (P)(S)	645,000	659,363
Nordea Bank AB
3.125%, 03/20/2017 (S)	1,300,000	1,375,134
Oil Casualty Insurance, Ltd.
8.000%, 09/15/2034 (S)	1,127,000	1,293,886
Onex USI Aquisition Corp.
7.750%, 01/15/2021 (S)	840,000	842,100
Pacific LifeCorp.
6.000%, 02/10/2020 (S)	415,000	479,074
PNC Financial Services Group, Inc.
2.854%, 11/09/2022	1,720,000	1,704,838
ProLogis International Funding II
4.875%, 02/15/2020 (S)	390,000	400,149
ProLogis LP
4.500%, 08/15/2017	145,000	159,476
6.250%, 03/15/2017	1,992,000	2,302,537
7.625%, 08/15/2014	1,041,000	1,125,333
Prudential Financial, Inc.
5.200%, 03/15/2044 (P)	250,000	251,066
Prudential Financial, Inc. (5.875% to
09/15/2022, then 3 month
LIBOR + 4.175%)
09/15/2042	935,000	995,775
Rabobank Nederland NV
3.950%, 11/09/2022	400,000	403,024

11

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Rabobank Nederland NV (11.000% to
06/30/2019, then 3 month
LIBOR + 10.868%)
06/30/2019 (Q)(S)	$1,152,000	$1,540,800
Realogy Corp.
7.875%, 02/15/2019 (S)	460,000	503,700
Realty Income Corp.
3.250%, 10/15/2022	1,730,000	1,695,182
5.375%, 09/15/2017	1,250,000	1,443,455
5.950%, 09/15/2016	530,000	608,022
Regions Financial Corp.
7.750%, 11/10/2014	515,000	567,777
Royal Bank of Scotland Group PLC
6.125%, 12/15/2022	825,000	853,857
Santander Holdings USA, Inc.
4.625%, 04/19/2016	240,000	256,672
Sberbank of Russia
6.125%, 02/07/2022 (S)	500,000	558,750
SL Green Realty Corp.
7.750%, 03/15/2020	1,165,000	1,430,940
SPL Logistics Escrow LLC
8.875%, 08/01/2020 (S)	456,000	484,500
Swedbank AB
2.125%, 09/29/2017 (S)	975,000	987,129
Symetra Financial Corp.
6.125%, 04/01/2016 (S)	1,650,000	1,829,038
Synovus Financial Corp.
7.875%, 02/15/2019	395,000	448,325
Teachers Insurance & Annuity Association
of America
6.850%, 12/16/2039 (S)	990,000	1,323,086
The Bear Stearns Companies LLC
7.250%, 02/01/2018	455,000	565,697
The Charles Schwab Corp. (7.000% to
02/01/2022, then 3 month
LIBOR + 4.820%)
02/01/2022 (Q)	1,000,000	1,164,257
The Chubb Corp. (6.375% until
04/15/2017, then 3 month
LIBOR + 2.250%)
03/29/2067	1,215,000	1,334,981
The Chuo Mitsui Trust & Banking
Company, Ltd. (5.506% to 02/01/2022,
then 3 month LIBOR + 2.490%)
02/01/2022 (Q)(S)	960,000	1,002,247
The Goldman Sachs Group, Inc.
5.250%, 07/27/2021	2,410,000	2,732,376
5.750%, 01/24/2022	3,060,000	3,560,197
5.950%, 01/18/2018	725,000	845,638
6.150%, 04/01/2018	1,000,000	1,178,883
6.750%, 10/01/2037	1,250,000	1,402,679
The Hanover Insurance Group, Inc.
6.375%, 06/15/2021	285,000	329,316
Transatlantic Holdings, Inc.
5.750%, 12/14/2015	1,555,000	1,722,646
UBS AG
7.625%, 08/17/2022	935,000	1,045,467
Unum Group
7.125%, 09/30/2016	635,000	748,911
UnumProvident Finance Company PLC
6.850%, 11/15/2015 (S)	955,000	1,076,500
USB Realty Corp.
1.451%, 01/15/2017 (Q)(S)	1,310,000	1,134,788

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Ventas Realty LP
2.700%, 04/01/2020	$495,000	$497,040
4.000%, 04/30/2019	715,000	780,715
4.750%, 06/01/2021	1,350,000	1,501,207
Vornado Realty LP
4.250%, 04/01/2015	1,000,000	1,056,958
5.000%, 01/15/2022	1,250,000	1,385,678
VTB Bank OJSC (9.500% to 12/06/2022,
then 10 Year U.S. Treasury + 8.067%)
12/06/2022 (Q)(S)	700,000	747,250
W.R. Berkley Corp.
6.150%, 08/15/2019	699,000	808,396
Wachovia Bank NA
5.850%, 02/01/2037	700,000	847,799
WEA Finance LLC
4.625%, 05/10/2021 (S)	1,000,000	1,116,093
6.750%, 09/02/2019 (S)	580,000	717,664
Weingarten Realty Investors
3.375%, 10/15/2022	2,050,000	2,037,602
Wells Fargo & Company, Series K
(7.980% to 03/15/2018, then 3 month
LIBOR + 3.770%)
03/15/2018 (Q)	1,447,000	1,669,476
Weyerhaeuser Company
7.375%, 03/15/2032	1,255,000	1,590,467
White Mountains Re Group, Ltd. (7.506%
to 06/30/2017, then 3 month
LIBOR + 3.200%)
06/30/2017 (Q)(S)	2,425,000	2,567,668
Willis Group Holdings PLC
5.750%, 03/15/2021	1,350,000	1,516,340
WR Berkley Corp.
5.375%, 09/15/2020	600,000	677,400
XL Group PLC, Series E (6.500% to
04/15/2017, then 3 month
LIBOR + 2.458%)
04/15/2017 (Q)	1,612,000	1,575,730
Xstrata Finance Canada, Ltd.
4.000%, 10/25/2022 (S)	1,350,000	1,360,661

		208,804,949
Health Care - 1.2%
AbbVie, Inc.
2.900%, 11/06/2022 (S)	995,000	996,643
Alere, Inc.
7.250%, 07/01/2018 (S)	690,000	733,125
8.625%, 10/01/2018	455,000	483,438
BioScrip, Inc.
10.250%, 10/01/2015	455,000	480,025
Catalent Pharma Solutions, Inc.
7.875%, 10/15/2018 (S)	300,000	304,125
9.500%, 04/15/2015	168,919	168,074
Cigna Corp.
4.500%, 03/15/2021	1,100,000	1,230,776
DJO Finance LLC
9.875%, 04/15/2018	175,000	192,063
Endo Health Solutions, Inc.
7.250%, 01/15/2022	885,000	951,375
HCA, Inc.
7.500%, 02/15/2022	755,000	868,250
Medco Health Solutions, Inc.
7.125%, 03/15/2018	925,000	1,145,132
MModal, Inc.
10.750%, 08/15/2020 (S)	600,000	516,000

12

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
Mylan, Inc.
7.875%, 07/15/2020 (S)	$1,150,000	$1,342,211
National Mentor Holdings, Inc.
12.500%, 02/15/2018 (S)	910,000	982,800
Teva Pharmaceutical Finance
Company LLC
6.150%, 02/01/2036	1,680,000	2,138,055
UnitedHealth Group, Inc.
5.800%, 03/15/2036	540,000	642,490
WellPoint, Inc.
6.375%, 06/15/2037	1,000,000	1,232,338
Zoetis, Inc.
3.250%, 02/01/2023 (S)	455,000	461,748

		14,868,668
Industrials - 4.0%
Aeropuertos Dominicanos Siglo XXI SA
9.250%, 11/13/2019 (S)	650,000	706,875
Air Lease Corp.
4.500%, 01/15/2016	190,000	197,125
6.125%, 04/01/2017	400,000	433,000
Aircastle, Ltd.
6.250%, 12/01/2019	510,000	557,175
6.750%, 04/15/2017	375,000	412,500
7.625%, 04/15/2020	290,000	335,675
America West Airlines 2000-1 Pass
Through Trust
8.057%, 07/02/2020	469,876	523,912
American Airlines 2011-1 Class B Pass
Through Trust
7.000%, 01/31/2018 (S)	1,649,839	1,732,331
BC Mountain LLC
7.000%, 02/01/2021 (S)	250,000	265,000
Bombardier, Inc.
7.750%, 03/15/2020 (S)	435,000	500,250
Casella Waste Systems, Inc.
7.750%, 02/15/2019	870,000	828,675
Coleman Cable, Inc.
9.000%, 02/15/2018	515,000	557,488
Continental Airlines 1997-4 Class A Pass
Through Trust
6.900%, 01/02/2018	654,013	709,604
Continental Airlines 1998-1 Class A Pass
Through Trust
6.648%, 09/15/2017	340,389	363,365
Continental Airlines 1999-1 Class A Pass
Through Trust
6.545%, 02/02/2019	275,835	304,797
Continental Airlines 2000-2 Class B Pass
Through Trust
8.307%, 04/02/2018	235,663	255,105
Continental Airlines 2007-1 Class A Pass
Through Trust
5.983%, 04/19/2022	925,903	1,053,214
Continental Airlines 2010-1 Class A Pass
Through Trust
4.750%, 01/12/2021	226,182	248,235
Continental Airlines 2012-1 Class B Pass
Through Trust
6.250%, 04/11/2020	450,000	472,500
CSX Corp.
7.375%, 02/01/2019	1,540,000	1,964,399

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Delta Air Lines 2002-1 Class G-1 Pass
Through Trust
6.718%, 01/02/2023	$1,374,540	$1,529,176
Delta Air Lines 2007-1 Class A Pass
Through Trust
6.821%, 08/10/2022	1,214,447	1,375,362
Delta Air Lines 2010-1 Class A Pass
Through Trust
6.200%, 07/02/2018	313,777	357,706
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 04/15/2019	614,323	678,827
Ducommun, Inc.
9.750%, 07/15/2018	180,000	198,000
Embraer Overseas, Ltd.
6.375%, 01/15/2020	590,000	682,217
Empresas ICA SAB de CV
8.375%, 07/24/2017 (S)	275,000	294,250
Garda World Security Corp.
9.750%, 03/15/2017 (S)	225,000	241,313
General Electric Company
2.700%, 10/09/2022	1,100,000	1,100,915
4.125%, 10/09/2042	460,000	462,034
Huntington Ingalls Industries, Inc.
7.125%, 03/15/2021	595,000	647,063
Iron Mountain, Inc.
5.750%, 08/15/2024	680,000	679,150
Kratos Defense & Security Solutions, Inc.
10.000%, 06/01/2017	820,000	902,000
Masco Corp.
7.125%, 03/15/2020	580,000	677,443
Navios South American Logistics, Inc.
9.250%, 04/15/2019	945,000	1,015,875
Northwest Airlines 2002-1 Class G-2 Pass
Through Trust
6.264%, 11/20/2021	185,326	196,446
Northwest Airlines 2007-1 Class A Pass
Through Trust
7.027%, 11/01/2019	324,500	366,685
Odebrecht Finance, Ltd.
6.000%, 04/05/2023 (S)	456,000	510,720
7.125%, 06/26/2042 (S)	1,035,000	1,172,138
7.500%, 09/14/2015 (Q)(S)	365,000	388,725
Owens Corning
4.200%, 12/15/2022	915,000	936,468
Penske Truck Leasing Company LP
2.875%, 07/17/2018 (S)	940,000	958,981
3.750%, 05/11/2017 (S)	935,000	1,002,036
Ply Gem Industries, Inc.
9.375%, 04/15/2017	185,000	203,500
Steelcase, Inc.
6.375%, 02/15/2021	930,000	1,028,766
Tenedora Nemak SA de CV
5.500%, 02/28/2023 (S)	475,000	480,938
Textron Financial Corp. (6.000% to
02/15/2017, then 3 month
LIBOR + 1.735%)
02/15/2067 (S)	3,275,000	2,963,875
Textron, Inc.
5.600%, 12/01/2017	795,000	896,980
7.250%, 10/01/2019	545,000	660,306
The Dun & Bradstreet Corp.
4.375%, 12/01/2022	1,300,000	1,322,585

13

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
The Hertz Corp.
6.750%, 04/15/2019	$1,170,000	$1,276,763
The Kenan Advantage Group, Inc.
8.375%, 12/15/2018 (S)	800,000	840,000
Tutor Perini Corp.
7.625%, 11/01/2018	890,000	934,500
Tyco Electronics Group SA
4.875%, 01/15/2021	500,000	555,456
6.550%, 10/01/2017	945,000	1,130,513
UAL 2007-1 Class C Pass Through Trust
2.758%, 07/02/2014 (P)	1,852,169	1,833,648
UAL 2009-1 Pass Through Trust
10.400%, 11/01/2016	209,802	241,272
UAL 2009-2A Pass Through Trust
9.750%, 01/15/2017	586,552	680,400
Union Pacific Corp.
4.163%, 07/15/2022	1,137,000	1,281,200
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023	623,183	691,733
US Airways 2012-1 Class A Pass
Through Trust
5.900%, 10/01/2024	345,000	385,538
US Airways 2012-2 Class A Pass
Through Trust
4.625%, 06/03/2025	1,055,000	1,099,838
Voto-Votorantim Overseas Trading
Operations NV
6.625%, 09/25/2019 (S)	800,000	920,000
Voto-Votorantim, Ltd.
6.750%, 04/05/2021 (S)	880,000	1,018,600
Waste Management, Inc.
7.750%, 05/15/2032	625,000	869,661

		50,110,827
Information Technology - 0.4%
Aspect Software, Inc.
10.625%, 05/15/2017	750,000	750,000
Brightstar Corp.
9.500%, 12/01/2016 (S)	1,175,000	1,257,250
Computer Sciences Corp.
4.450%, 09/15/2022	530,000	562,316
Global Generations Merger Sub, Inc.
11.000%, 12/15/2020 (S)	680,000	737,800
XLIT, Ltd.
5.750%, 10/01/2021	1,000,000	1,188,354

		4,495,720
Materials - 2.8%
Alcoa, Inc.
5.720%, 02/23/2019	560,000	602,613
Allegheny Technologies, Inc.
5.950%, 01/15/2021	300,000	335,583
9.375%, 06/01/2019	1,610,000	2,073,688
American Gilsonite Company
11.500%, 09/01/2017 (S)	980,000	1,041,250
ArcelorMittal
6.125%, 06/01/2018	530,000	572,654
6.750%, 02/25/2022 (L)	1,000,000	1,093,528
10.350%, 06/01/2019	580,000	732,771
ARD Finance SA, PIK
11.125%, 06/01/2018 (S)	680,878	742,157
Braskem Finance, Ltd.
7.000%, 05/07/2020 (S)	1,335,000	1,505,880

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
CF Industries, Inc.
7.125%, 05/01/2020	$1,315,000	$1,630,132
Commercial Metals Company
7.350%, 08/15/2018	645,000	715,950
Consolidated Container Company LLC
10.125%, 07/15/2020 (S)	755,000	826,725
Corporacion Nacional del Cobre de Chile
5.500%, 10/15/2013 (S)	481,000	491,450
Eastman Chemical Company
4.500%, 01/15/2021	1,000,000	1,107,052
Edgen Murray Corp.
8.750%, 11/01/2020 (S)	700,000	728,000
EuroChem Mineral & Chemical Company
OJSC
5.125%, 12/12/2017 (S)	375,000	380,625
FMG Resources August 2006 Pty, Ltd.
6.875%, 02/01/2018 to 04/01/2022 (S)	1,230,000	1,290,413
8.250%, 11/01/2019 (S)	335,000	361,381
Georgia-Pacific LLC
5.400%, 11/01/2020 (S)	945,000	1,118,773
7.250%, 06/01/2028	345,000	453,828
Incitec Pivot Finance LLC
6.000%, 12/10/2019 (S)	330,000	383,157
International Paper Company
9.375%, 05/15/2019	620,000	852,501
JMC Steel Group
8.250%, 03/15/2018 (S)	225,000	238,500
LyondellBasell Industries NV
5.000%, 04/15/2019	475,000	536,750
Magnesita Finance, Ltd.
8.625%, 04/05/2017 (Q)(S)	840,000	890,515
Metinvest BV
8.750%, 02/14/2018 (S)	870,000	890,010
OJSC Novolipetsk Steel
4.450%, 02/19/2018 (S)	325,000	324,188
Polymer Group, Inc.
7.750%, 02/01/2019	210,000	228,900
Pretium Packaging LLC
11.500%, 04/01/2016	290,000	314,650
Rain CII Carbon LLC
8.000%, 12/01/2018 (S)	415,000	438,863
8.250%, 01/15/2021 (S)	400,000	432,000
Rio Tinto Alcan, Inc.
5.000%, 06/01/2015	339,000	366,804
Rock-Tenn Company
4.000%, 03/01/2023	1,000,000	1,017,985
Severstal Columbus LLC
10.250%, 02/15/2018	180,000	194,850
Southern Copper Corp.
5.250%, 11/08/2042	850,000	806,130
SunCoke Energy, Inc.
7.625%, 08/01/2019	490,000	526,750
Tekni-Plex, Inc.
9.750%, 06/01/2019 (S)	811,000	896,155
The Dow Chemical Company
3.000%, 11/15/2022	1,270,000	1,249,089
4.125%, 11/15/2021	1,000,000	1,071,224
Thompson Creek Metals Company, Inc.
7.375%, 06/01/2018	825,000	676,500
Valspar Corp.
4.200%, 01/15/2022	1,000,000	1,088,960
Vulcan Materials Company
7.500%, 06/15/2021	225,000	264,938

14

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Walter Energy, Inc.
9.875%, 12/15/2020 (S)		$670,000	$726,950
Westvaco Corp.
7.950%, 02/15/2031		1,315,000	1,606,933
Xstrata Canada Financial Corp.
3.600%, 01/15/2017 (S)		700,000	736,576
4.950%, 11/15/2021 (S)		900,000	968,558

			35,532,889
Telecommunication Services - 2.4%
American Tower Corp.
4.700%, 03/15/2022		805,000	875,438
5.900%, 11/01/2021		1,500,000	1,758,657
AT&T, Inc.
4.350%, 06/15/2045 (S)		285,000	265,433
5.350%, 09/01/2040		580,000	621,943
BellSouth Corp.
6.550%, 06/15/2034		1,580,000	1,870,263
CenturyLink, Inc.
5.625%, 04/01/2020		290,000	296,678
5.800%, 03/15/2022		965,000	977,671
6.450%, 06/15/2021		675,000	715,911
7.600%, 09/15/2039		1,630,000	1,583,036
7.650%, 03/15/2042		1,000,000	967,456
Clearwire Communications LLC
12.000%, 12/01/2015 (S)		620,000	668,825
Crown Castle Towers LLC
4.883%, 08/15/2020 (S)		1,295,000	1,491,792
6.113%, 01/15/2020 (S)		1,320,000	1,616,081
Deutsche Telekom International
Finance BV
8.750%, 06/15/2030		1,358,000	1,925,120
Digicel Group, Ltd.
8.250%, 09/30/2020 (S)		475,000	503,500
Digicel, Ltd.
7.000%, 02/15/2020 (S)		300,000	313,500
Embarq Corp.
7.995%, 06/01/2036		1,092,000	1,150,923
GTP Acquisition Partners I LLC
7.628%, 06/15/2016 (S)		1,530,000	1,700,353
Intelsat Luxembourg SA
7.750%, 06/01/2021 (S)		615,000	624,994
MetroPCS Wireless, Inc.
6.250%, 04/01/2021 (S)		375,000	381,563
Oi SA
9.750%, 09/15/2016 (S)	BRL	2,010,000	1,031,981
PAETEC Holding Corp.
9.875%, 12/01/2018		$436,000	500,310
SBA Tower Trust
2.933%, 12/15/2017 (S)		855,000	893,307
5.101%, 04/17/2017 (S)		775,000	871,894
Sprint Capital Corp.
6.875%, 11/15/2028		750,000	766,875
Telecom Italia Capital SA
6.999%, 06/04/2018		675,000	762,090
7.200%, 07/18/2036		670,000	668,471
Verizon Communications, Inc.
6.900%, 04/15/2038		1,715,000	2,201,004
Verizon New York, Inc.
7.000%, 12/01/2033		500,000	514,820
West Corp.
11.000%, 10/15/2016 (L)		775,000	807,938

			29,327,827

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities - 2.6%
Appalachian Power Company
5.800%, 10/01/2035	$1,961,000	$2,307,285
Arizona Public Service Company
5.500%, 09/01/2035	1,118,000	1,315,241
Beaver Valley II Funding
9.000%, 06/01/2017	957,000	969,859
BVPS II Funding Corp.
8.890%, 06/01/2017	552,000	602,179
CenterPoint Energy Houston Electric LLC
6.950%, 03/15/2033	535,000	748,754
CMS Energy Corp.
5.050%, 03/15/2022	1,375,000	1,583,779
Commonwealth Edison Company
5.800%, 03/15/2018	585,000	704,725
DPL, Inc.
7.250%, 10/15/2021	1,110,000	1,176,600
Electricite de France SA
5.250%, 01/29/2023 (Q)(S)	400,000	397,648
Entergy Corp.
4.700%, 01/15/2017	1,000,000	1,092,340
Exelon Generation Company LLC
5.600%, 06/15/2042	471,000	511,136
6.250%, 10/01/2039	430,000	500,106
FirstEnergy Corp.
4.250%, 03/15/2023	1,190,000	1,204,416
Integrys Energy Group, Inc. (6.110% to
12/01/2016, then 3 month
LIBOR + 2.120%)
12/01/2066	1,328,000	1,407,680
Ipalco Enterprises, Inc.
5.000%, 05/01/2018	785,000	847,800
Israel Electric Corp., Ltd.
7.250%, 01/15/2019 (S)	1,020,000	1,171,689
Michigan Consolidated Gas Company
5.700%, 03/15/2033	736,000	854,769
NextEra Energy Capital Holdings, Inc.
(6.650% to 06/15/2017, then 3 month
LIBOR + 2.125%)
06/15/2067	410,000	439,725
NiSource Finance Corp.
6.400%, 03/15/2018	1,672,000	2,008,751
NRG Energy, Inc.
7.625%, 01/15/2018	880,000	1,001,000
8.250%, 09/01/2020	730,000	823,988
Oncor Electric Delivery Company LLC
4.100%, 06/01/2022	1,350,000	1,473,791
PNM Resources, Inc.
9.250%, 05/15/2015	964,000	1,100,165
PPL Capital Funding, Inc.
3.500%, 12/01/2022	1,170,000	1,179,500
PPL Capital Funding, Inc. (6.700% to
03/30/2017, then 3 month
LIBOR + 2.665%)
03/30/2067	605,000	642,813
PPL Energy Supply LLC
6.500%, 05/01/2018	1,000,000	1,184,633
PSEG Power LLC
8.625%, 04/15/2031	736,000	1,070,970
Salton Sea Funding Corp., Series F
7.475%, 11/30/2018	507,422	532,917

15

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Southern California Edison Company
(6.250% to 02/01/2022, then 3 month
LIBOR + 4.199%)
02/01/2022 (Q)	$660,000	$727,610
SPI Electricity & Gas Australia
Holdings Pty, Ltd.
6.150%, 11/15/2013 (S)	798,000	817,222
TransAlta Corp.
6.650%, 05/15/2018	1,157,000	1,356,183
W3A Funding Corp.
8.090%, 01/02/2017	309,262	318,375
Wisconsin Energy Corp. (6.250% to
05/15/2017, then 3 month
LIBOR + 2.113%)
05/15/2067	735,000	797,843

		32,871,492

TOTAL CORPORATE BONDS (Cost $471,628,747)		$519,761,410

CAPITAL PREFERRED SECURITIES - 0.9%
Financials - 0.9%
Allfirst Preferred Capital Trust
1.804%, 07/15/2029 (P)	1,025,000	850,750
Fifth Third Capital Trust IV (6.500% to
04/15/2017 then 3 month
LIBOR + 1.368%)
04/15/2037	1,375,000	1,378,438
HSBC Finance Capital Trust IX (5.911%
to 11/30/2015, then 3 month
LIBOR + 1.926%)
11/30/2035	1,350,000	1,360,125
MetLife Capital Trust X (9.250% to
04/08/2033, then 3 month
LIBOR + 5.540%)
04/08/2038 (S)	650,000	906,750
PNC Financial Services Group, Inc.
(6.750% to 08/01/2021, then 3 month
LIBOR + 3.678%)
08/01/2021 (L)(Q)	245,000	280,777
Regions Financing Trust II (6.625% to
05/15/2027, then 3 month
LIBOR + 1.290%)
05/15/2047	530,000	530,663
Sovereign Capital Trust VI
7.908%, 06/13/2036	390,000	405,600
State Street Capital Trust IV
1.280%, 06/15/2037 (P)	1,685,000	1,354,319
SunTrust Preferred Capital I
4.000%, 06/03/2013 (Q)	425,000	365,500
USB Capital IX
3.500%, 04/15/2017 (Q)	1,745,000	1,618,662
ZFS Finance USA Trust II (6.450% to
06/15/2016, then 3 month
LIBOR + 2.000%)
12/15/2065 (S)	640,000	689,600
ZFS Finance USA Trust V
6.500%, 05/09/2037 (P)(S)	1,385,000	1,481,950

		11,223,134

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $10,348,447)		$11,223,134

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CONVERTIBLE BONDS - 0.0%
Consumer Discretionary - 0.0%
XM Satellite Radio, Inc.
7.000%, 12/01/2014 (S)	$220,000	$389,400

TOTAL CONVERTIBLE BONDS (Cost $237,588)		$389,400

TERM LOANS (M) - 0.3%
Consumer Discretionary - 0.2%
CCM Merger, Inc. 6.000%, 03/01/2017	447,724	451,082
Kalispel Tribal Economic Authority
7.500%, 02/24/2017	1,443,463	1,454,289

		1,905,371
Financials - 0.0%
iStar Financial, Inc. 4.500%, 09/28/2017	229,865	231,110
Walter Investment Management Corp.
5.750%, 11/28/2017	341,250	346,625

		577,735
Industrials - 0.1%
Delta Air Lines, Inc. 5.250%, 10/18/2018	500,000	507,188
WP CPP Holdings LLC
4.753%, 12/27/2019	249,375	249,375

		756,563
Materials - 0.0%
Fortescue Metals Group Finance PTY, Ltd.
5.250%, 10/18/2017	547,250	553,113

TOTAL TERM LOANS (Cost $3,720,925)		$3,792,782

MUNICIPAL BONDS - 0.3%
New Jersey State Turnpike Authority
7.414%, 01/01/2040	1,885,000	2,753,646
State of Illinois, GO 5.100%, 06/01/2033	570,000	563,114

TOTAL MUNICIPAL BONDS (Cost $2,580,337)		$3,316,760

COLLATERALIZED MORTGAGE
OBLIGATIONS - 22.2%
Commercial & Residential - 16.3%
American Home Mortgage Assets LLC,
Series 2006-6, Class XP IO
2.062%, 12/25/2046	12,137,138	1,040,588
American Home
Mortgage Investment Trust
Series 2005-1, Class 1A1,
0.424%, 06/25/2045 (P)	1,576,861	1,424,407
Series 2004-4, Class 5A,
2.457%, 02/25/2045 (P)	1,446,292	1,417,476
Americold 2010 LLC Trust
Series 2010-ARTA, Class C,
6.811%, 01/14/2029 (S)	750,000	907,182
Series 2010-ARTA, Class D,
7.443%, 01/14/2029 (S)	2,850,000	3,466,945
Banc of America
Commercial Mortgage Trust, Inc.
Series 2005-5, Class XC IO,
0.092%, 10/10/2045 (S)	220,980,679	690,565
Series 2005-2, Class AJ,
4.953%, 07/10/2043 (P)	2,524,154	2,712,153
Series 2007-3, Class AMF,
5.317%, 06/10/2049	900,000	1,011,260
Series 2007-1, Class A3,
5.449%, 01/15/2049	773,064	790,670
Series 2007-2, Class A2,
5.619%, 04/10/2049 (P)	669,287	681,522

16

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Banc of America Commercial
Mortgage Trust, Inc. (continued)
Series 2007-3, Class AM,
5.623%, 06/10/2049 (P)	$1,000,000	$1,136,961
Series 2006-4, Class AM,
5.675%, 07/10/2046	1,590,000	1,797,462
Series 2006-2, Class AM,
5.763%, 05/10/2045 (P)	930,000	1,044,147
Series 2006-3, Class A4,
5.889%, 07/10/2044 (P)	1,630,000	1,835,898
Bayview Commercial Asset Trust,
Series 2008-1, Class A4
1.704%, 01/25/2038 (P)(S)	1,760,000	930,021
Bear Stearns Alt-A Trust
Series 2005-5, Class 1A4,
0.764%, 07/25/2035 (P)	1,216,037	1,121,714
Series 2004-12, Class 1A1,
0.904%, 01/25/2035 (P)	1,235,054	1,183,718
Bear Stearns Asset
Backed Securities Trust
Series 2004-AC5, Class A1,
5.250%, 10/25/2034	1,238,037	1,289,552
Series 2003-AC4, Class A,
5.500%, 09/25/2033	1,355,705	1,403,264
Bear Stearns Commercial Mortgage
Securities, Series 2007-PW17, Class AJ
5.893%, 06/11/2050 (P)	880,000	830,907
Bear Stearns Commercial
Mortgage Securities, Inc.
Series 2006-T24, Class X2 IO,
0.446%, 10/12/2041 (S)	99,367,208	273,856
Series 2004-T16, Class X1 IO,
0.770%, 02/13/2046 (S)	22,828,357	235,589
Series 2004-PWR5, Class X1 IO,
0.849%, 07/11/2042 (S)	22,404,911	279,613
Bear Stearns Mortgage Funding Trust,
Series 2006-AR4, Class A1
0.414%, 12/25/2036 (P)	1,283,517	777,041
Citigroup Commercial Mortgage Trust,
Series 2006-C4, Class A3
5.741%, 03/15/2049 (P)	1,764,000	1,984,784
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1,
Class C 5.218%, 07/15/2044 (P)	400,000	404,372
Commercial Mortgage Pass
Through Certificates
Series 2012-CR5, Class XA IO,
1.948%, 12/10/2045	10,694,120	1,295,047
Series 2012-CR2, Class XA IO,
1.966%, 08/15/2045	16,686,220	2,101,980
Series 2012-LC4, Class XA IO,
2.521%, 12/10/2044 (S)	6,181,255	959,331
Series 2011-THL, Class A,
3.376%, 06/09/2028 (S)	1,897,164	1,909,611
Series 2012-LC4, Class B,
4.934%, 12/10/2044 (P)	730,000	822,763
Series 2012-LC4, Class C,
5.649%, 12/10/2044 (P)	1,475,000	1,698,401
Series 2007-C9, Class A4,
5.800%, 12/10/2049 (P)	2,050,000	2,402,854

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Countrywide Home Loan Mortgage
Pass Through Trust
Series 2004-HYB2, Class 4A,
2.593%, 07/20/2034 (P)	$2,706,479	$2,741,536
Series 2005-12, Class 2A5,
5.500%, 05/25/2035	131,312	131,515
Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-C1,
Class AX IO 0.336%, 02/15/2038 (S)	39,658,417	211,260
Extended Stay America Trust
Series 2013-ESH5, Class C5,
2.675%, 12/05/2031 (S)	850,000	853,919
Series 2013-ESFL, Class DFL,
3.342%, 12/05/2031 (P)(S)	545,000	558,257
Series 2013-ESHM, Class M,
7.625%, 12/05/2019 (S)	800,000	851,025
Fontainebleau Miami Beach Trust
Series 2012-FBLU, Class C,
4.270%, 05/05/2027 (S)	1,795,000	1,876,613
Series 2012-FBLU, Class D,
5.007%, 05/05/2027 (S)	1,150,000	1,197,571
FREMF Mortgage Trust
Series 2011-K11, Class B,
4.421%, 12/25/2048 (P)(S)	875,000	944,882
Series 2011-K10, Class B,
4.597%, 11/25/2049 (P)(S)	1,000,000	1,093,180
G-FORCE LLC, Series 2005-RR2,
Class A4B 5.422%, 12/25/2039 (S)	2,060,000	266,811
GE Capital Commercial Mortgage Corp.
Series 2005-C1, Class XC IO,
0.541%, 06/10/2048 (S)	53,026,777	453,485
Series 2005-C3, Class A7A,
4.974%, 07/10/2045 (P)	2,500,000	2,707,458
GMAC Mortgage Corp. Loan Trust,
Series 2004-AR2, Class 3A
3.565%, 08/19/2034 (P)	1,810,043	1,752,579
Greenwich Capital Commercial
Funding Corp., Series 2006-GG7,
Class AM 5.866%, 07/10/2038 (P)	2,050,000	2,294,157
GS Mortgage Securities Corp. II
Series 2005-GG4, Class XC IO,
0.747%, 07/10/2039 (S)	71,318,499	926,784
Series 2013-KYO, Class D,
2.802%, 11/08/2029 (P)(S)	1,295,000	1,301,659
Series 2011-ALF, Class XA1 IO,
3.364%, 02/10/2021 (S)	14,239,459	217,864
Series 2011-ALF, Class D,
4.209%, 02/10/2021 (S)	1,500,000	1,513,350
Series 2013-GC10, Class C,
4.285%, 02/10/2046 (P)(S)	859,800	889,976
Series 2007-GG10, Class A4,
5.787%, 08/10/2045 (P)	2,000,000	2,289,078
GSR Mortgage Loan Trust
Series 2005-AR6, Class 3A1,
2.653%, 09/25/2035 (P)	955,103	937,886
Series 2004-9, Class B1,
3.210%, 08/25/2034 (P)	1,527,805	691,860
Harborview Mortgage Loan Trust
Series 2007-6, Class ES IO,
0.342%, 08/19/2037 (S)	25,477,862	180,893
Series 2007-3, Class ES IO,
0.350%, 05/19/2047	30,740,943	218,261

17

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Harborview Mortgage Loan Trust (continued)
Series 2007-4, Class ES IO,
0.350%, 07/19/2047	$35,529,809	$252,262
Series 2005-11, Class X IO,
2.082%, 08/19/2045	5,733,103	338,779
Series 2004-11, Class X1 IO,
2.110%, 01/19/2035	10,182,794	750,517
Series 2005-8, Class 1X IO,
2.252%, 09/19/2035	9,051,213	730,010
Series 2004-7, Class 2A3,
2.504%, 11/19/2034 (P)	408,221	351,918
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 2X IO,
1.675%, 10/25/2036	25,318,038	1,328,944
Series 2005-AR18, Class 1X IO,
2.029%, 10/25/2036	16,222,113	1,154,852
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2006-LDP8, Class X IO,
0.538%, 05/15/2045	78,558,794	1,175,004
Series 2011-C3A, Class XA IO,
1.319%, 02/15/2046 (S)	26,942,871	1,520,629
Series 2012-HSBC Class XA IO,
1.431%, 07/05/2032 (S)	16,335,000	1,869,622
Series 2011-C4, Class XA IO,
1.586%, 07/15/2046 (S)	35,370,386	2,356,163
Series 2012-PHH, Class D,
3.471%, 10/15/2025 (P)(S)	595,000	602,747
Series 2005-LDP5, Class A4,
5.201%, 12/15/2044 (P)	5,990,000	6,565,759
Series 2005-LDP5, Class AM,
5.243%, 12/15/2044 (P)	4,225,000	4,676,002
Series 2007-LDPX, Class A2S,
5.305%, 01/15/2049	1,011,079	1,020,662
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	1,250,000	1,407,680
Series 2005-LDP5, Class G,
5.356%, 12/15/2044 (P)(S)	500,000	396,095
Series 2006-LDP9, Class AM,
5.372%, 05/15/2047	3,335,000	3,594,333
Series 2007-LDPX, Class A3,
5.420%, 01/15/2049	4,383,197	4,984,887
Series 2006-LDP8, Class AM,
5.440%, 05/15/2045	1,700,000	1,897,071
Series 2007-CB18, Class A4,
5.440%, 06/12/2047	2,290,000	2,598,071
Series 2006-LDP8, Class A3B,
5.447%, 05/15/2045	4,530,000	4,674,276
Series 2007-LDPX Class AM,
5.464%, 01/15/2049 (P)	3,970,000	4,237,264
Series 2006-LDP7, Class AM,
5.871%, 04/15/2045 (P)	1,685,000	1,908,333
Series 2007-LD12, Class AM,
6.001%, 02/15/2051 (P)	2,900,000	3,314,955
LB-UBS Commercial Mortgage Trust
Series 2005-C1, Class XCL IO,
0.811%, 02/15/2040 (S)	28,777,667	375,088
Series 2005-C2, Class AJ,
5.205%, 04/15/2030 (P)	1,000,000	1,055,683
Series 2006-C6, Class AM,
5.413%, 09/15/2039	2,180,000	2,457,645

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
LB-UBS Commercial
Mortgage Trust (continued)
Series 2007-C2, Class A3,
5.430%, 02/15/2040	$2,260,000	$2,547,196
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1,
2.671%, 04/21/2034 (P)	891,185	924,512
Series 2004-8, Class 5A1,
2.728%, 08/25/2034 (P)	2,103,074	2,094,697
MASTR Alternative Loans Trust,
Series 2004-4, Class 8A1
6.500%, 05/25/2034	879,358	938,452
Merrill Lynch Mortgage Investors Trust
Series 2005-A, Class A1,
0.664%, 03/25/2030 (P)	95,694	95,410
Series 2007-3, Class M1,
3.381%, 09/25/2037 (P)	373,980	196,323
Series 2007-3, Class M2,
3.381%, 09/25/2037 (P)	324,273	43,061
Series 2007-3, Class M3,
3.381%, 09/25/2037 (P)	100,222	3,148
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class XC IO,
0.110%, 07/12/2038 (S)	200,110,314	995,349
Series 2005-CIP1, Class XP IO,
0.182%, 07/12/2038	99,791,913	112,765
Series 2006-C2, Class X IO,
0.359%, 08/12/2043 (S)	88,382,219	889,037
Series 2008-C1, Class X IO,
0.445%, 02/12/2051 (S)	43,712,589	699,839
Series 2004-KEY2, Class A4,
4.864%, 08/12/2039 (P)	1,588,012	1,668,572
Series 2007-C1, Class AM,
5.850%, 06/12/2050 (P)	964,000	990,007
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-5,
Class AM 5.419%, 08/12/2048	1,760,000	1,905,740
ML-CFC Commercial Mortgage Trust,
Series 2007-6, Class AM
5.526%, 03/12/2051 (P)	1,500,000	1,565,937
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2013-C7, Class XA IO,
1.769%, 02/15/2046	8,727,559	986,179
Series 2012-C5, Class XA IO,
1.931%, 08/15/2045 (S)	15,374,994	1,704,349
Series 2012-C6, Class XA IO,
2.190%, 11/15/2045 (S)	11,936,974	1,500,752
Series 2013-C7, Class C,
4.190%, 02/15/2046 (P)	1,375,000	1,415,201
Morgan Stanley Capital I Trust
Series 2005-T17, Class X1 IO,
0.604%, 12/13/2041 (S)	57,870,824	539,067
Series 2005-IQ9, Class X1 IO,
1.077%, 07/15/2056 (S)	28,688,419	614,850
Series 2011-C3, Class XA IO,
1.377%, 07/15/2049 (S)	21,853,643	1,223,782
Series 2012-C4, Class AS,
3.773%, 03/15/2045	2,371,500	2,523,931
Series 2006-HQ10, Class AM,
5.360%, 11/12/2041	1,345,000	1,464,985

18

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Morgan Stanley Capital I Trust (continued)
Series 2007-IQ13, Class A4,
5.364%, 03/15/2044	$2,380,000	$2,714,145
Series 2006-HQ8, Class AM,
5.470%, 03/12/2044 (P)	2,015,000	2,238,091
Series 2007-IQ14, Class AM,
5.663%, 04/15/2049 (P)	1,890,000	1,990,903
Series 2006-T23, Class A4,
5.819%, 08/12/2041 (P)	1,469,000	1,677,050
MortgageIT Trust, Series 2005-2,
Class 1A2 0.534%, 05/25/2035 (P)	1,177,327	1,094,466
Motel 6 Trust, Series 2012-MTL6,
Class D 3.781%, 10/05/2025 (S)	3,350,000	3,344,727
Multi Security Asset Trust,
Series 2005-RR4A, Class F
5.880%, 11/28/2035 (P)(S)	580,000	548,100
Residential Accredit Loans, Inc.
Series 2005-QO4, Class XIO IO,
2.513%, 12/25/2045	10,678,173	654,486
Series 2004-QS16, Class 1A1,
5.500%, 12/25/2034	263,728	259,853
Sequoia Mortgage Trust, Series 2005-3,
Class A1 0.403%, 05/20/2035 (P)	204,795	184,945
Springleaf Mortgage Loan Trust
Series 2012-2A, Class A,
2.220%, 10/25/2057 (P)(S)	926,048	938,364
Series 2012-3A, Class M1,
2.660%, 12/25/2059 (P)(S)	605,000	607,446
Structured Asset Securities Corp.
Series 2003-6A, Class B1,
2.619%, 03/25/2033 (P)	611,930	437,810
Series 1998-RF2, Class A,
7.323%, 07/15/2027 (P)(S)	177,447	179,619
Thornburg Mortgage Securities Trust,
Series 2004-1, Class II2A
1.822%, 03/25/2044 (P)	1,294,791	1,288,977
Timberstar Trust, Series 2006-1A, Class A
5.668%, 10/15/2036 (S)	2,300,000	2,626,342
UBS Commercial Mortgage Trust
Series 2012-C1, Class B,
4.822%, 05/10/2045	820,000	900,056
Series 2012-C1, Class C,
5.536%, 05/10/2045 (P)(S)	585,000	658,945
UBS-Barclays
Commercial Mortgage Trust
Series 2012-C2, Class XA IO,
1.820%, 05/10/2063 (S)	19,338,573	2,006,280
Series 2012-C4, Class B,
3.718%, 12/10/2045 (P)(S)	1,250,000	1,276,106
Wachovia Bank
Commercial Mortgage Trust
Series 2005-C17, Class XC IO,
0.278%, 03/15/2042 (S)	36,097,780	181,680
Series 2005-C19, Class AJ,
4.793%, 05/15/2044	1,862,483	2,018,220
Series 2005-C16, Class D,
5.044%, 10/15/2041 (P)	1,000,000	1,040,461
Series 2005-C16, Class E,
5.153%, 10/15/2041 (P)(S)	2,500,000	2,533,368
Series 2007-C31, Class AM,
5.591%, 04/15/2047 (P)	2,580,000	2,853,645

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
WaMu Commercial Mortgage
Securities Trust, Series 2007-SL3,
Class A 5.939%, 03/23/2045 (P)(S)	$767,201	$773,345
WaMu Mortgage Pass
Through Certificates
Series 2005-AR19, Class A1A2,
0.494%, 12/25/2045 (P)	1,742,124	1,605,338
Series 2005-AR2, Class 2A3,
0.554%, 01/25/2045 (P)	970,605	911,887
Series 2005-AR8, Class 2AB3,
0.564%, 07/25/2045 (P)	1,069,500	987,206
Series 2005-AR8, Class 2AB2,
0.624%, 07/25/2045 (P)	1,605,898	1,491,679
Series 2005-AR13, Class X IO,
1.468%, 10/25/2045	16,279,792	910,413
Series 2005-AR8, Class X IO,
1.653%, 07/25/2045	16,507,674	941,520
Series 2005-AR6, Class X IO,
1.653%, 04/25/2045	12,648,103	717,929
Washington Mutual Alternative Mortgage
Pass Through Certificates,
Series 2005-1, Class 6A1
6.500%, 03/25/2035	564,776	524,248
Wells Fargo Mortgage Backed
Securities Trust, Series 2005-AR5,
Class 1A1 2.670%, 04/25/2035 (P)	938,174	919,579
WF-RBS Commercial Mortgage Trust
Series 2011-C3, Class XA IO,
1.697%, 03/15/2044 (S)	26,021,868	2,061,687
Series 2012-C10, Class XA IO,
1.852%, 12/15/2045 (S)	7,969,490	981,347
Series 2012-C9, Class XA IO,
2.281%, 11/15/2045 (S)	19,703,130	2,788,308

		204,070,476
U.S. Government Agency - 5.9%
Federal Home Loan Mortgage Corp.
Series K011, Class X1 IO,
0.372%, 11/25/2020	57,356,826	1,232,954
Series K014, Class X1 IO,
1.269%, 04/25/2021	5,605,456	465,617
Series K022, Class X1 IO,
1.309%, 07/25/2022	13,915,632	1,328,929
Series KAIV, Class X1 IO,
1.392%, 06/25/2021	26,711,199	2,247,828
Series K017, Class X1 IO,
1.454%, 12/25/2021	6,750,731	666,311
Series K018, Class X1 IO,
1.464%, 01/25/2022	7,961,539	792,388
Series K708, Class X1 IO,
1.512%, 01/25/2019	12,232,155	937,020
Series K021, Class X1 IO,
1.514%, 06/25/2022	13,773,206	1,522,518
Series K709, Class X1 IO,
1.546%, 03/25/2019	8,288,357	654,921
Series K707, Class X1 IO,
1.559%, 12/25/2018	11,680,443	897,338
Series K705, Class X1 IO,
1.760%, 09/25/2018	15,918,524	1,332,476
Series K710, Class X1 IO,
1.784%, 05/25/2019	5,985,244	556,502
Series K021, Class A2,
2.396%, 06/25/2022	1,000,000	1,006,290

19

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 4042, Class PI IO,
3.000%, 05/15/2027	$14,850,922	$1,466,062
Series 3632, Class AP,
3.000%, 02/15/2040	4,476,782	4,750,537
Series 3956, Class DJ,
3.250%, 10/15/2036	2,741,960	2,809,412
Series 290, Class IO,
3.500%, 11/15/2032	4,232,535	886,181
Series 3630, Class BI IO,
4.000%, 05/15/2027	502,284	13,604
Series 3908, Class PA,
4.000%, 06/15/2039	1,627,041	1,731,270
Series 3943, Class DI IO,
4.000%, 11/15/2039	5,410,498	780,272
Series 3623, Class LI IO,
4.500%, 01/15/2025	1,207,145	95,446
Series 3830, Class NI IO,
4.500%, 01/15/2036	6,185,051	686,080
Series 3794, Class PI IO,
4.500%, 02/15/2038	2,097,731	221,011
Series 4030, Class BI IO,
5.000%, 01/15/2042	4,211,856	762,427
Series 4077, Class IK IO,
5.000%, 07/15/2042	2,430,636	687,002
Series 3581, Class IO,
6.000%, 10/15/2039	1,329,215	185,737
Series T-41, Class 3A,
6.742%, 07/25/2032 (P)	119,686	135,127
Federal National Mortgage Association
Series 2012-M5, Class X IO,
0.643%, 02/25/2022	13,511,326	602,024
Series 2012-21, Class PA,
2.000%, 03/25/2041	9,318,327	9,419,524
Series 2012-38, Class PA,
2.000%, 09/25/2041	2,365,428	2,406,040
Series 2012-137, Class WI IO,
3.500%, 12/25/2032	4,247,001	848,014
Series 2012-19, Class JA,
3.500%, 03/25/2041	3,240,347	3,520,773
Series 2011-146, Class MA,
3.500%, 08/25/2041	2,876,901	3,106,924
Series 2012-118, Class IB IO,
3.500%, 11/25/2042	3,473,521	876,264
Series 2010-14, Class AI IO,
4.000%, 08/25/2027	1,450,786	43,099
Series 2010-36, Class BI IO,
4.000%, 03/25/2028	1,451,704	49,135
Series 2010-15, Class KA,
4.000%, 03/25/2039	2,178,852	2,303,837
Series 402, Class 4 IO,
4.000%, 10/25/2039	3,501,773	385,102
Series 402, Class 3 IO,
4.000%, 11/25/2039	2,076,943	222,879
Series 2011-41, Class KA,
4.000%, 01/25/2041	3,185,402	3,401,053
Series 2011-86, Class NA,
4.000%, 01/25/2041	5,207,433	5,615,982
Series 2009-109, Class IW IO,
4.500%, 04/25/2038	1,808,378	153,412
Series 398, Class C3 IO,
4.500%, 05/25/2039	1,604,591	142,639

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
Series 401, Class C2 IO,
4.500%, 06/25/2039	$1,319,559	$154,126
Series 402, Class 7 IO,
4.500%, 11/25/2039	3,175,765	373,377
Series 2009-47, Class EI IO,
5.000%, 08/25/2019	1,738,391	147,572
Series 407, Class 21 IO,
5.000%, 01/25/2039	1,695,298	173,622
Series 2009-50, Class GI IO,
5.000%, 05/25/2039	3,160,692	354,962
Series 2009-78, Class IB IO,
5.000%, 06/25/2039	4,214,351	393,214
Series 407, Class 15 IO,
5.000%, 01/25/2040	2,603,452	373,894
Series 407, Class 16 IO,
5.000%, 01/25/2040	520,694	63,480
Series 407, Class 17 IO,
5.000%, 01/25/2040	499,722	62,748
Series 407, Class 7 IO,
5.000%, 03/25/2041	2,047,081	302,463
Series 407, Class 8 IO,
5.000%, 03/25/2041	1,005,498	147,106
Series 407, Class C6 IO,
5.500%, 01/25/2040	7,541,293	1,267,664
Series 2010-135, Class TS IO,
5.816%, 12/25/2040	7,253,694	1,272,363
Series 2001-50, Class BA,
7.000%, 10/25/2041	28,762	30,525
Series 2002-W3, Class A5,
7.500%, 11/25/2041	165,077	196,291
Government National
Mortgage Association
Series 2012-70, Class IO,
0.963%, 08/16/2052	12,939,014	907,775
Series 2012-120, Class IO,
1.013%, 02/16/2053	15,883,803	1,375,871
Series 2012-114, Class IO,
1.027%, 01/16/2053	16,096,125	1,578,241
Series 2013-42, Class IA IO,
3.500%, 03/20/2043	4,125,000	604,570
Series 2010-78, Class AI IO,
4.500%, 04/20/2039	2,721,067	154,522
Series 2010-147, Class SA IO,
5.967%, 05/20/2040	7,726,086	1,299,297
Series 2010-85, Class SB IO,
6.397%, 03/16/2040	6,590,396	1,069,232

		74,250,876

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $274,389,626)		$278,321,352

ASSET BACKED SECURITIES - 3.9%
Aegis Asset Backed Securities Trust
Series 2004-3, Class A1,
0.564%, 09/25/2034 (P)	675,236	662,457
Series 2005-4, Class M1,
0.654%, 10/25/2035 (P)	1,585,000	1,349,632
Ameriquest Mortgage Securities, Inc.
Series 2005-R1, Class M1,
0.654%, 03/25/2035 (P)	790,363	778,735

20

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Ameriquest Mortgage
Securities, Inc. (continued)
Series 2005-R3, Class M2,
0.674%, 05/25/2035 (P)	$1,100,000	$998,083
Amresco Residential Securities Mortgage
Loan Trust, Series 1998-1, Class A6
6.510%, 08/25/2027	5,755	5,793
Argent Securities, Inc.
Series 2004-W6, Class M1,
0.754%, 05/25/2034 (P)	841,795	825,373
Series 2003-W10, Class M1,
1.284%, 01/25/2034 (P)	649,508	633,357
Series 2004-W1, Class M3,
2.379%, 03/25/2034 (P)	301,149	229,278
Asset Backed Funding Certificates
Series 2005-HE1, Class M1,
0.624%, 03/25/2035 (P)	1,092,363	1,052,833
Series 2005-AQ1, Class A4,
5.010%, 06/25/2035	748,533	758,224
Asset Backed Securities Corp. Home
Equity, Series 2006-HE1, Class A3
0.404%, 01/25/2036 (P)	1,133,011	1,057,059
Bayview Financial Acquisition Trust,
Series 2006-A, Class 2A3
0.554%, 02/28/2041 (P)	412,209	408,907
Bravo Mortgage Asset Trust,
Series 2006-1A, Class A2
0.444%, 07/25/2036 (P)(S)	1,823,538	1,634,831
Carrington Mortgage Loan Trust
Series 2006-NC4, Class A5,
0.264%, 10/25/2036 (P)	394,645	324,238
Series 2005-OPT2, Class M2,
0.654%, 05/25/2035 (P)	649,534	630,116
Centex Home Equity
Series 2005-A, Class M4,
1.004%, 01/25/2035 (P)	238,164	170,803
Series 2004-D, Class AF4,
4.680%, 06/25/2032	656,951	686,457
Citicorp Residential Mortgage
Securities, Inc., Series 2007-2, Class A6
6.043%, 06/25/2037 (P)	747,496	758,924
CKE Restaurant Holdings, Inc.,
Series 2013-1A, Class A2
4.474%, 03/20/2043 (S)	1,995,000	1,995,022
ContiMortgage Home Equity Loan Trust,
Series 1995-2, Class A5
8.100%, 08/15/2025	12,029	11,905
Countrywide Asset-Backed Certificates
Series 2006-3, Class 2A2,
0.384%, 06/25/2036 (P)	554,177	550,371
Series 2004-10, Class AF5B,
5.110%, 02/25/2035	1,326,163	1,355,722
Credit-Based Asset Servicing
and Securitization LLC
Series 2005-CB2, Class M1,
0.644%, 04/25/2036 (P)	1,245,851	1,222,793
Series 2006-MH1, Class B1,
5.973%, 10/25/2036 (S)	2,560,000	1,281,690
CSMC Trust, Series 2006-CF2, Class M1
0.674%, 05/25/2036 (S)(P)	1,225,000	1,184,884
Dominos Pizza Master Issuer LLC,
Series 2012-1A, Class A2
5.216%, 01/25/2042 (S)	4,673,825	5,248,210

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Encore Credit Receivables Trust,
Series 2005-2, Class M2
0.664%, 11/25/2035 (P)	$1,400,000	$1,281,538
Equity One ABS, Inc.
Series 2004-1, Class M2,
5.115%, 04/25/2034	250,176	215,114
Series 2004-1, Class M3,
5.260%, 04/25/2034	303,746	201,367
Fremont Home Loan Trust, Series 2005-1,
Class M3 0.969%, 06/25/2035 (P)	840,000	797,935
GSAA Trust, Series 2005-10, Class M3
0.754%, 06/25/2035 (P)	1,545,000	1,441,555
GSRPM Mortgage Loan Trust,
Series 2006-1, Class A1
0.504%, 03/25/2035 (P)(S)	1,827,870	1,749,655
Home Equity Asset Trust, Series 2005-5,
Class M1 0.684%, 11/25/2035 (P)	1,150,000	1,122,587
Leaf Receivables Funding 6 LLC,
Series 2011-1, Class A
1.700%, 12/20/2018 (S)	109,156	108,643
Long Beach Mortgage Loan Trust,
Series 2004-1, Class M3
1.254%, 02/25/2034 (P)	161,075	145,663
Mastr Asset Backed Securities Trust,
Series 2007-HE2, Class A2
0.904%, 08/25/2037 (P)	619,655	600,488
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-WMC1, Class M1
0.954%, 09/25/2035 (P)	465,176	435,518
New Century Home Equity Loan Trust
Series 2005-1, Class M1,
0.654%, 03/25/2035 (P)	780,000	755,169
Series 2005-3, Class M1,
0.684%, 07/25/2035 (P)	325,000	319,592
NovaStar Home Equity Loan,
Series 2004-4, Class M3
1.284%, 03/25/2035 (P)	599,693	584,536
Option One Mortgage Loan Trust,
Series 2004-1, Class M1
1.104%, 01/25/2034 (P)	596,509	545,807
Park Place Securities, Inc.
Series 2005-WCH1, Class M2,
0.724%, 01/25/2036 (P)	1,311,107	1,287,023
Series 2004-WHQ2, Class M2,
0.834%, 02/25/2035 (P)	1,575,883	1,556,919
People’s Choice Home Loan
Securities Trust, Series 2005-1,
Class M3 1.074%, 01/25/2035 (P)	930,000	920,682
RAMP Trust
Series 2005-RS3, Class M1,
0.624%, 03/25/2035 (P)	755,000	709,603
Series 2004-RZ3, Class AI-4,
4.572%, 05/25/2033 (P)	125,755	122,404
Series 2004-RS9, Class AI-4,
4.767%, 10/25/2032 (P)	138,116	130,803
Renaissance Home Equity Loan Trust
Series 2005-2, Class AF3,
4.499%, 08/25/2035	189,947	190,571
Series 2005-2, Class AF4,
4.934%, 08/25/2035	660,000	642,715
Sonic Capital LLC, Series 2011-1A,
Class A2 5.438%, 05/20/2041 (S)	995,720	1,117,432

21

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Soundview Home Loan Trust,
Series 2006-OPT2, Class A3
0.384%, 05/25/2036 (P)	$561,902	$501,444
Specialty Underwriting & Residential
Finance Trust, Series 2006-BC1,
Class A2D 0.504%, 12/25/2036 (P)	2,475,000	2,376,116
Trapeza CDO I LLC, Series 2007-12A,
Class B 0.865%, 04/06/2042 (P)(S)	3,102,009	50,222
Westgate Resorts LLC
Series 2012-3A, Class A,
2.500%, 03/20/2025 (S)	953,176	954,368
Series 2012-2A, Class A,
3.000%, 01/20/2025 (S)	1,254,069	1,264,651
Series 2012-3A, Class B,
4.500%, 03/20/2025 (S)	279,303	280,350

TOTAL ASSET BACKED SECURITIES (Cost $49,788,996)		$48,226,167

COMMON STOCKS - 0.0%
Consumer Discretionary - 0.0%
Greektown Superholdings, Inc. (I)	821	73,890
Financials - 0.0%
BTA Bank JSC, GDR (I)(S)	1,781	1,411

TOTAL COMMON STOCKS (Cost $135,472)		$75,301

PREFERRED SECURITIES - 0.9%
Consumer Discretionary - 0.1%
Greektown
Superholdings, Inc., Series A (I)	16,024	$1,442,160
Consumer Staples - 0.2%
Ocean Spray Cranberries, Inc.,
Series A, 6.250% (S)	22,216	2,066,088
Financials - 0.5%
Ally Financial, Inc., 7.300%	30,550	779,025
Bank of America Corp., Series 8, 8.625%	25,000	637,500
Citigroup Capital XIII (7.875% to
10/30/2015, then
3 month LIBOR + 6.370%)	10,400	297,336
Discover Financial Services, 6.500%	21,900	565,896
GMAC Capital Trust I (8.125% to
02/15/2016, then
3 month LIBOR + 5.785%)	42,340	1,151,648
PNC Financial Services
Group, Inc., 6.125%	38,875	1,075,671
Regions Financial Corp., 6.375%	40,445	1,032,561
U.S. Bancorp (6.000% to 04/15/2017, then
3 month LIBOR + 4.861%)	31,225	869,304

		6,408,941
Industrials - 0.1%
United Technologies Corp., 7.500%	14,936	893,922
Materials - 0.0%
ArcelorMittal, 6.000%	5,385	112,816
Utilities - 0.0%
Duke Energy Corp., 5.125%	21,000	533,190

TOTAL PREFERRED SECURITIES (Cost $10,910,148)		$11,457,117

SECURITIES LENDING COLLATERAL - 0.1%
John Hancock Collateral
Investment Trust, 0.2481% (W)(Y)	158,572	1,587,097

TOTAL SECURITIES LENDING
COLLATERAL (Cost $1,587,055)		$1,587,097

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 9.9%
Money Market Funds - 8.1%
State Street Institutional U.S. Government
Money Market Fund, 0.0241% (Y)	100,914,449	100,914,449
Repurchase Agreement - 1.8%
Repurchase Agreement with State
Street Corp. dated 03/28/2013 at
0.010% to be repurchased at
$23,012,026 on 04/01/2013,
collateralized by $22,435,000
U.S. Treasury Notes 2.125% due
05/31/2015 (valued at $23,472,619,
including interest)	$23,012,000	$23,012,000

TOTAL SHORT-TERM INVESTMENTS (Cost $123,926,449)		$123,926,449

Total Investments (Active Bond Trust)
(Cost $1,267,384,101) - 106.1%		$1,327,172,187
Other assets and liabilities, net - (6.1%)		(76,547,484)

TOTAL NET ASSETS - 100.0%		$1,250,624,703

All Cap Core Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.9%
Consumer Discretionary - 12.4%
Auto Components - 0.3%
Cooper Tire & Rubber Company	50,600	$1,298,395
Hotels, Restaurants & Leisure - 1.9%
AFC Enterprises, Inc. (I)	8,700	316,071
Marriott International, Inc., Class A	117,900	4,978,917
Marriott Vacations Worldwide Corp. (I)	11,600	497,756
Multimedia Games Holding Company, Inc. (I)	4,800	100,176
Six Flags Entertainment Corp.	17,100	1,239,408

		7,132,328
Household Durables - 2.1%
Mohawk Industries, Inc. (I)	7,600	859,712
NACCO Industries, Inc., Class A	9,600	512,256
NVR, Inc. (I)	437	472,008
PulteGroup, Inc. (I)(L)	65,000	1,315,600
Whirlpool Corp.	41,300	4,892,398

		8,051,974
Internet & Catalog Retail - 1.5%
Expedia, Inc.	72,000	4,320,720
PetMed Express, Inc.	14,700	197,201
priceline.com, Inc. (I)	1,700	1,169,481

		5,687,402
Media - 3.0%
Arbitron, Inc.	9,800	459,326
Comcast Corp., Class A	134,200	5,637,742
Discovery Communications, Inc., Class A (I)	28,700	2,259,838
MDC Partners, Inc., Class A	11,700	189,189
News Corp., Class A	20,800	634,816
The Madison Square Garden, Inc., Class A (I)	800	46,080
The McGraw-Hill Companies, Inc.	19,500	1,015,560
The Walt Disney Company	18,200	1,033,760
The Washington Post Company, Class B	200	89,400

		11,365,711

22

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multiline Retail - 0.2%
Dillard’s, Inc., Class A (L)	5,600	$439,880
The Bon-Ton Stores, Inc. (L)	29,400	382,200
Tuesday Morning Corp. (I)	8,200	63,632

		885,712
Specialty Retail - 3.3%
Brown Shoe Company, Inc. (L)	87,500	1,400,000
GameStop Corp., Class A (L)	139,800	3,910,206
Stage Stores, Inc.	10,500	271,740
The Gap, Inc.	127,100	4,499,340
The Home Depot, Inc.	32,000	2,232,960
TJX Companies, Inc.	2,200	102,850

		12,417,096
Textiles, Apparel & Luxury Goods - 0.1%
Movado Group, Inc.	12,400	415,648

		47,254,266
Consumer Staples - 8.5%
Beverages - 0.3%
PepsiCo, Inc.	14,400	1,139,184
Food & Staples Retailing - 1.8%
Costco Wholesale Corp.	27,000	2,864,970
CVS Caremark Corp.	59,200	3,255,408
Whole Foods Market, Inc.	6,700	581,225

		6,701,603
Food Products - 1.5%
Cal-Maine Foods, Inc.	5,800	246,848
ConAgra Foods, Inc.	13,400	479,854
John B. Sanfilippo & Son, Inc.	11,000	219,780
Pilgrim’s Pride Corp. (I)(L)	35,600	327,164
Sanderson Farms, Inc.	51,100	2,791,082
Tyson Foods, Inc., Class A	69,900	1,734,918

		5,799,646
Household Products - 1.8%
Colgate-Palmolive Company	11,700	1,380,951
Kimberly-Clark Corp.	4,300	421,314
The Procter & Gamble Company	68,000	5,240,080

		7,042,345
Personal Products - 0.2%
Medifast, Inc. (I)(L)	7,200	165,024
USANA Health Sciences, Inc. (I)(L)	12,100	584,793

		749,817
Tobacco - 2.9%
Altria Group, Inc.	176,000	6,052,640
Philip Morris International, Inc.	35,500	3,291,205
Universal Corp. (L)	26,900	1,507,476

		10,851,321

		32,283,916
Energy - 10.8%
Energy Equipment & Services - 0.6%
Exterran Holdings, Inc. (I)	71,100	1,919,700
RPC, Inc. (L)	18,200	276,094

		2,195,794
Oil, Gas & Consumable Fuels - 10.2%
Alon USA Energy, Inc.	100,800	1,920,240
Chevron Corp.	11,000	1,307,020
ConocoPhillips	3,100	186,310
CVR Energy, Inc.	16,200	836,244

All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Delek US Holdings, Inc.	66,300	$2,616,198
EPL Oil & Gas, Inc. (I)	7,700	206,437
Exxon Mobil Corp.	55,500	5,001,105
HollyFrontier Corp.	93,700	4,820,865
Marathon Petroleum Corp.	60,800	5,447,680
Penn Virginia Corp. (L)	51,800	209,272
Phillips 66	6,700	468,799
Tesoro Corp.	85,300	4,994,315
Vaalco Energy, Inc. (I)(L)	95,700	726,363
Valero Energy Corp.	118,800	5,404,212
Western Refining, Inc. (L)	134,000	4,744,940

		38,890,000

		41,085,794
Financials - 14.6%
Capital Markets - 1.7%
Investment Technology Group, Inc. (I)	38,400	423,936
Piper Jaffray Companies (I)	15,600	535,080
Safeguard Scientifics, Inc. (I)(L)	9,700	153,260
T. Rowe Price Group, Inc.	67,900	5,083,673
Virtus Investment Partners, Inc. (I)	1,400	260,792

		6,456,741
Commercial Banks - 2.2%
BankUnited, Inc.	4,700	120,414
Banner Corp.	8,900	283,287
Citizens Republic Bancorp, Inc. (I)	26,400	595,320
First Financial Holdings, Inc.	7,100	148,816
First Merchants Corp.	12,700	196,469
Iberiabank Corp.	13,200	660,264
Pinnacle Financial Partners, Inc. (I)(L)	25,200	588,672
PrivateBancorp, Inc.	50,600	956,846
Regions Financial Corp.	15,600	127,764
SunTrust Banks, Inc.	29,600	852,776
Susquehanna Bancshares, Inc.	149,400	1,857,042
Taylor Capital Group, Inc. (I)(L)	7,800	124,722
Umpqua Holdings Corp.	19,100	253,266
Western Alliance Bancorp (I)	15,900	220,056
Wilshire Bancorp, Inc. (I)	37,800	256,284
Zions Bancorporation (L)	46,700	1,167,033

		8,409,031
Consumer Finance - 1.4%
American Express Company	13,200	890,472
Discover Financial Services	104,900	4,703,716

		5,594,188
Diversified Financial Services - 1.7%
Bank of America Corp.	219,100	2,668,638
Citigroup, Inc.	39,300	1,738,632
JPMorgan Chase & Company	35,500	1,684,830
Moody’s Corp.	7,300	389,236

		6,481,336
Insurance - 5.0%
Berkshire Hathaway, Inc., Class B (I)	11,900	1,239,980
Cincinnati Financial Corp.	27,600	1,302,444
Fidelity National Financial, Inc., Class A	79,100	1,995,693
First American Financial Corp.	188,700	4,825,059
Homeowners Choice, Inc.	8,800	239,800
Maiden Holdings, Ltd.	6,000	63,540
MBIA, Inc. (I)	36,600	375,882
The Allstate Corp.	47,700	2,340,639
The Chubb Corp.	15,100	1,321,703

23

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
The Progressive Corp.	114,300	$2,888,361
The Travelers Companies, Inc.	27,800	2,340,482

		18,933,583
Real Estate Investment Trusts - 2.5%
Parkway Properties, Inc.	27,000	500,850
Pennsylvania Real Estate Investment Trust	43,400	841,526
Potlatch Corp.	8,100	371,466
Public Storage	6,800	1,035,776
Simon Property Group, Inc.	10,400	1,649,024
Sovran Self Storage, Inc.	700	45,143
Weyerhaeuser Company	163,000	5,114,940

		9,558,725
Thrifts & Mortgage Finance - 0.1%
Ocwen Financial Corp. (I)	9,100	345,072

		55,778,676
Health Care - 14.2%
Biotechnology - 2.8%
Alexion Pharmaceuticals, Inc. (I)	9,300	856,902
Alnylam Pharmaceuticals, Inc. (I)	56,900	1,386,653
Amgen, Inc.	45,600	4,674,456
Biogen Idec, Inc. (I)	7,300	1,408,243
Celgene Corp. (I)	15,000	1,738,650
PDL BioPharma, Inc. (L)	67,100	490,501

		10,555,405
Health Care Equipment & Supplies - 0.3%
Abbott Laboratories	11,100	392,052
ICU Medical, Inc. (I)	2,100	123,795
SurModics, Inc. (I)	15,000	408,750
West Pharmaceutical Services, Inc.	1,400	90,916

		1,015,513
Health Care Providers & Services - 5.1%
Aetna, Inc.	8,800	449,856
AMN Healthcare Services, Inc. (I)	47,000	744,010
Amsurg Corp. (I)	5,300	178,292
Cigna Corp.	81,500	5,083,155
Gentiva Health Services, Inc. (I)(L)	27,900	301,878
Molina Healthcare, Inc. (I)(L)	43,600	1,345,932
UnitedHealth Group, Inc.	99,100	5,669,511
WellCare Health Plans, Inc. (I)	10,100	585,396
WellPoint, Inc.	79,800	5,285,154

		19,643,184
Life Sciences Tools & Services - 1.0%
Cambrex Corp. (I)	55,200	706,008
Covance, Inc. (I)	22,100	1,642,472
Mettler-Toledo International, Inc. (I)	3,000	639,660
PAREXEL International Corp. (I)	16,900	667,719

		3,655,859
Pharmaceuticals - 5.0%
AbbVie, Inc.	35,000	1,427,300
Actavis, Inc. (I)	11,500	1,059,265
Allergan, Inc.	2,700	301,401
Eli Lilly & Company	107,300	6,093,567
Johnson & Johnson	49,000	3,994,970
Merck & Company, Inc.	53,300	2,357,459
Pfizer, Inc.	93,900	2,709,954
Pozen, Inc. (I)	33,600	177,072
Questcor Pharmaceuticals, Inc. (L)	30,800	1,002,232

All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Sciclone Pharmaceuticals, Inc. (I)	8,400	$38,640

		19,161,860

		54,031,821
Industrials - 9.4%
Aerospace & Defense - 3.4%
Honeywell International, Inc.	18,500	1,393,975
Huntington Ingalls Industries, Inc.	56,900	3,034,477
Lockheed Martin Corp.	8,600	830,072
Northrop Grumman Corp.	61,400	4,307,210
Raytheon Company	12,900	758,391
Taser International, Inc. (I)	131,800	1,047,810
Textron, Inc.	41,800	1,246,058
The Boeing Company	1,200	103,020

		12,721,013
Airlines - 0.8%
Delta Air Lines, Inc. (I)	47,200	779,272
Hawaiian Holdings, Inc. (I)(L)	92,500	532,800
Republic Airways Holdings, Inc. (I)	116,900	1,349,026
SkyWest, Inc.	2,700	43,335
Southwest Airlines Company	16,400	221,072

		2,925,505
Building Products - 1.4%
AAON, Inc.	7,600	209,684
Apogee Enterprises, Inc.	12,200	353,190
Masco Corp.	124,800	2,527,200
Nortek, Inc. (I)	1,400	99,904
Trex Company, Inc. (I)	7,600	373,768
USG Corp. (I)	62,700	1,657,788

		5,221,534
Commercial Services & Supplies - 1.2%
Avery Dennison Corp. (L)	49,400	2,127,658
EnergySolutions, Inc. (I)	22,200	83,250
Kimball International, Inc., Class B	40,100	363,306
Mine Safety Appliances Company	4,600	228,252
Quad/Graphics, Inc. (L)	40,100	959,994
UniFirst Corp.	1,900	171,950
Viad Corp.	28,400	785,544

		4,719,954
Construction & Engineering - 0.1%
Argan, Inc.	18,200	271,362
Pike Electric Corp.	11,500	163,645

		435,007
Industrial Conglomerates - 0.2%
General Electric Company	31,600	730,592
Machinery - 2.0%
FreightCar America, Inc.	16,500	360,030
ITT Corp.	140,100	3,983,043
Mueller Water Products, Inc., Class A	134,800	799,364
Oshkosh Corp. (I)	58,200	2,472,918
Standex International Corp.	800	44,176

		7,659,531
Marine - 0.0%
Matson, Inc.	3,400	83,640
Professional Services - 0.0%
Barrett Business Services, Inc.	1,600	84,256
Road & Rail - 0.2%
Saia, Inc. (I)	19,600	708,932

24

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trading Companies & Distributors - 0.1%
DXP Enterprises, Inc. (I)	4,400	$328,680

		35,618,644
Information Technology - 20.1%
Communications Equipment - 2.6%
Cisco Systems, Inc.	186,600	3,901,806
Comtech Telecommunications Corp. (L)	26,600	645,848
InterDigital, Inc.	67,200	3,214,176
Loral Space & Communications, Inc.	3,700	228,956
QUALCOMM, Inc.	25,800	1,727,310

		9,718,096
Computers & Peripherals - 4.3%
Apple, Inc.	9,426	4,172,230
Hewlett-Packard Company	223,900	5,337,776
Intermec, Inc. (I)(L)	78,800	774,604
Silicon Graphics International Corp. (I)	41,800	574,750
Synaptics, Inc. (I)	18,400	748,696
Western Digital Corp.	97,100	4,882,188

		16,490,244
Electronic Equipment, Instruments & Components - 0.0%
Checkpoint Systems, Inc. (I)	4,300	56,158
Internet Software & Services - 3.4%
AOL, Inc. (I)	84,000	3,233,160
EarthLink, Inc.	12,700	68,834
eBay, Inc. (I)	102,200	5,541,284
LinkedIn Corp., Class A (I)	22,900	4,031,774

		12,875,052
IT Services - 4.1%
Cognizant Technology
Solutions Corp., Class A (I)	8,400	643,524
Computer Sciences Corp.	98,800	4,863,924
CoreLogic, Inc. (I)	163,700	4,233,282
CSG Systems International, Inc. (I)	52,700	1,116,713
Global Cash Access Holdings, Inc. (I)	65,800	463,890
Heartland Payment Systems, Inc. (L)	5,400	178,038
IBM Corp.	5,455	1,163,552
Visa, Inc., Class A	17,200	2,921,248

		15,584,171
Semiconductors & Semiconductor Equipment - 2.9%
Advanced Energy Industries, Inc. (I)	39,400	721,020
First Solar, Inc. (I)(L)	135,800	3,661,168
FormFactor, Inc. (I)	17,200	80,840
KLA-Tencor Corp.	88,900	4,688,586
Kulicke & Soffa Industries, Inc. (I)	107,400	1,241,544
Photronics, Inc. (I)(L)	79,300	529,724

		10,922,882
Software - 2.8%
CA, Inc.	61,400	1,545,438
Microsoft Corp.	116,907	3,344,709
Netscout Systems, Inc. (I)	4,200	103,194
SolarWinds, Inc. (I)	20,700	1,223,370
Symantec Corp. (I)	173,800	4,289,384
Telenav, Inc. (I)	42,600	274,770

		10,780,865

		76,427,468
Materials - 4.7%
Chemicals - 3.7%
American Vanguard Corp.	18,100	552,774

All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
CF Industries Holdings, Inc.	8,900	$1,694,293
LyondellBasell Industries NV, Class A	22,100	1,398,709
Monsanto Company	14,500	1,531,635
The Sherwin-Williams Company	25,400	4,289,806
Westlake Chemical Corp.	48,300	4,516,050

		13,983,267
Containers & Packaging - 0.0%
AEP Industries, Inc. (I)	1,100	78,991
Paper & Forest Products - 1.0%
Louisiana-Pacific Corp. (I)	184,300	3,980,880

		18,043,138
Telecommunication Services - 1.8%
Diversified Telecommunication Services - 1.5%
American Tower Corp.	8,700	669,204
Atlantic Tele-Network, Inc.	1,900	92,169
Cbeyond, Inc. (I)	32,800	243,704
Verizon Communications, Inc.	94,700	4,654,505

		5,659,582
Wireless Telecommunication Services - 0.3%
Sprint Nextel Corp. (I)	88,700	550,827
Telephone & Data Systems, Inc.	17,485	368,409
USA Mobility, Inc.	14,300	189,761

		1,108,997

		6,768,579
Utilities - 2.4%
Electric Utilities - 0.0%
MGE Energy, Inc.	2,000	110,880
Otter Tail Corp.	2,500	77,850

		188,730
Independent Power Producers & Energy Traders - 0.3%
NRG Energy, Inc.	41,700	1,104,633
Multi-Utilities - 2.0%
Ameren Corp.	138,900	4,864,278
Consolidated Edison, Inc.	13,900	848,317
DTE Energy Company	25,300	1,729,002

		7,441,597
Water Utilities - 0.1%
American Water Works Company, Inc.	13,500	559,440

		9,294,400

TOTAL COMMON STOCKS (Cost $325,226,481)		$376,586,702

SECURITIES LENDING COLLATERAL - 5.5%
John Hancock Collateral
Investment Trust, 0.2481% (W)(Y)	2,098,923	21,007,491

TOTAL SECURITIES LENDING
COLLATERAL (Cost $21,007,363)		$21,007,491

25

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 0.9%
Money Market Funds - 0.9%
State Street Institutional Liquid Reserves
Fund, 0.1355% (Y)	3,383,348	3,383,348

TOTAL SHORT-TERM INVESTMENTS (Cost $3,383,348)		$3,383,348

Total Investments (All Cap Core Trust)
(Cost $349,617,192) - 105.3%		$400,977,541
Other assets and liabilities, net - (5.3%)		(20,088,353)

TOTAL NET ASSETS - 100.0%		$380,889,188

All Cap Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.0%
Consumer Discretionary - 11.9%
Hotels, Restaurants & Leisure - 1.0%
Darden Restaurants, Inc. (L)	105,378	$5,445,937
Media - 4.9%
Comcast Corp., Class A	181,900	7,641,619
The Interpublic Group of Companies, Inc.	369,700	4,817,191
The Walt Disney Company	89,951	5,109,217
Time Warner, Inc.	149,700	8,625,714

		26,193,741
Multiline Retail - 2.4%
Macy’s, Inc.	154,100	6,447,544
Target Corp.	92,700	6,345,315

		12,792,859
Specialty Retail - 3.6%
Bed Bath & Beyond, Inc. (I)	72,400	4,664,006
Foot Locker, Inc.	112,500	3,852,000
GNC Holdings, Inc., Class A	122,200	4,800,016
The Home Depot, Inc.	81,200	5,666,136

		18,982,158

		63,414,695
Consumer Staples - 5.7%
Beverages - 0.8%
The Coca-Cola Company	104,500	4,225,980
Food & Staples Retailing - 0.6%
CVS Caremark Corp.	52,495	2,886,700
Food Products - 3.3%
Archer-Daniels-Midland Company	76,934	2,594,984
Bunge, Ltd.	52,600	3,883,458
Kraft Foods Group, Inc.	97,865	5,042,983
Mondelez International, Inc., Class A	193,197	5,913,760

		17,435,185
Household Products - 1.0%
Kimberly-Clark Corp.	55,800	5,467,284

		30,015,149
Energy - 11.2%
Energy Equipment & Services - 1.1%
Halliburton Company	53,400	2,157,894
Schlumberger, Ltd.	49,900	3,737,011

		5,894,905

All Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels - 10.1%
Anadarko Petroleum Corp.	87,200	$7,625,640
Chevron Corp.	47,600	5,655,832
EOG Resources, Inc.	25,500	3,265,785
Exxon Mobil Corp.	134,418	12,112,406
Noble Energy, Inc.	51,400	5,944,924
Occidental Petroleum Corp.	99,300	7,782,141
Range Resources Corp.	21,800	1,766,672
Valero Energy Corp.	205,500	9,348,195

		53,501,595

		59,396,500
Financials - 24.9%
Capital Markets - 3.8%
Affiliated Managers Group, Inc. (I)	35,600	5,467,092
Artisan Partners Asset Management, Inc. (I)	48,810	1,925,555
Franklin Resources, Inc.	32,500	4,901,325
Raymond James Financial, Inc.	141,100	6,504,710
TD Ameritrade Holding Corp.	72,600	1,497,012

		20,295,694
Commercial Banks - 5.6%
Fifth Third Bancorp	261,300	4,261,803
First Republic Bank	70,900	2,738,158
PNC Financial Services Group, Inc.	53,200	3,537,800
Signature Bank (I)(L)	32,400	2,551,824
SunTrust Banks, Inc.	177,600	5,116,656
U.S. Bancorp	124,700	4,231,071
Wells Fargo & Company	203,400	7,523,766

		29,961,078
Consumer Finance - 1.6%
Capital One Financial Corp.	150,900	8,291,955
Diversified Financial Services - 5.9%
Citigroup, Inc.	322,700	14,276,248
IntercontinentalExchange, Inc. (I)(L)	17,400	2,837,418
JPMorgan Chase & Company	295,124	14,006,585

		31,120,251
Insurance - 7.2%
ACE, Ltd.	68,100	6,058,857
Berkshire Hathaway, Inc., Class B (I)	54,415	5,670,043
Marsh & McLennan Companies, Inc.	108,617	4,124,187
Prudential Financial, Inc.	124,300	7,332,457
The Allstate Corp.	130,700	6,413,449
The Travelers Companies, Inc.	104,791	8,822,354

		38,421,347
Real Estate Management & Development - 0.8%
Jones Lang LaSalle, Inc.	42,700	4,244,807

		132,335,132
Health Care - 18.8%
Biotechnology - 4.7%
Celgene Corp. (I)	71,616	8,301,011
Incyte Corp. (I)(L)	249,400	5,838,454
Onyx Pharmaceuticals, Inc. (I)	82,000	7,286,520
Sarepta Therapeutics, Inc. (I)(L)	88,600	3,273,770

		24,699,755
Health Care Providers & Services - 7.9%
Cigna Corp.	111,212	6,936,292
Community Health Systems, Inc.	147,700	6,999,503
DaVita HealthCare Partners, Inc. (I)	40,300	4,779,177
Express Scripts Holding Company (I)	139,475	8,040,734

26

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

All Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Humana, Inc.	71,400	$4,934,454
Laboratory Corp. of America Holdings (I)	67,700	6,106,540
Team Health Holdings, Inc. (I)	115,600	4,205,528

		42,002,228
Life Sciences Tools & Services - 3.0%
Life Technologies Corp. (I)	108,603	7,019,012
Thermo Fisher Scientific, Inc.	115,687	8,848,899

		15,867,911
Pharmaceuticals - 3.2%
Actavis, Inc. (I)	69,700	6,420,067
Eli Lilly & Company	146,000	8,291,340
Teva Pharmaceutical Industries, Ltd., ADR	64,030	2,540,710

		17,252,117

		99,822,011
Industrials - 7.2%
Aerospace & Defense - 1.2%
United Technologies Corp.	68,800	6,427,984
Construction & Engineering - 2.7%
Jacobs Engineering Group, Inc. (I)	101,400	5,702,736
URS Corp.	184,700	8,756,627

		14,459,363
Electrical Equipment - 1.3%
Eaton Corp. PLC	110,278	6,754,528
Machinery - 0.2%
Kennametal, Inc.	27,223	1,062,786
Professional Services - 0.7%
Robert Half International, Inc.	95,900	3,599,127
Road & Rail - 1.1%
Hertz Global Holdings, Inc. (I)	272,400	6,063,624

		38,367,412
Information Technology - 7.8%
Communications Equipment - 0.2%
QUALCOMM, Inc.	20,400	1,365,780
Computers & Peripherals - 1.5%
NCR Corp. (I)	281,600	7,760,896
Electronic Equipment, Instruments & Components - 1.8%
Anixter International, Inc. (L)	74,950	5,240,504
Arrow Electronics, Inc. (I)	103,060	4,186,297

		9,426,801
Internet Software & Services - 1.0%
eBay, Inc. (I)	102,800	5,573,816
IT Services - 1.3%
Alliance Data Systems Corp. (I)(L)	41,300	6,686,057
Semiconductors & Semiconductor Equipment - 1.5%
Broadcom Corp., Class A	117,700	4,080,659
Xilinx, Inc.	106,900	4,080,373

		8,161,032
Software - 0.5%
Microsoft Corp.	93,900	2,686,479

		41,660,861
Materials - 4.0%
Chemicals - 1.7%
Ashland, Inc.	36,400	2,704,520
Axiall Corp.	65,000	4,040,400

All Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
Celanese Corp., Series A	47,200	$2,079,160

		8,824,080
Containers & Packaging - 0.6%
Berry Plastics Group, Inc. (I)	179,900	3,427,095
Metals & Mining - 1.1%
Reliance Steel & Aluminum Company	83,879	5,969,668
Paper & Forest Products - 0.6%
International Paper Company	68,500	3,190,730

		21,411,573
Telecommunication Services - 4.1%
Diversified Telecommunication Services - 4.1%
AT&T, Inc.	274,500	10,071,405
Verizon Communications, Inc.	238,900	11,741,935

		21,813,340

		21,813,340
Utilities - 3.4%
Electric Utilities - 2.2%
Duke Energy Corp.	60,332	4,379,500
Edison International	20,700	1,041,624
NextEra Energy, Inc.	36,120	2,805,802
Xcel Energy, Inc.	104,500	3,103,650

		11,330,576
Multi-Utilities - 1.2%
Dominion Resources, Inc.	69,700	4,055,146
PG&E Corp.	56,000	2,493,680

		6,548,826

		17,879,402

TOTAL COMMON STOCKS (Cost $439,850,694)		$526,116,075

SECURITIES LENDING COLLATERAL - 3.4%
John Hancock Collateral
Investment Trust, 0.2481% (W)(Y)	1,799,788	18,013,539

TOTAL SECURITIES LENDING
COLLATERAL (Cost $18,013,379)		$18,013,539

SHORT-TERM INVESTMENTS - 1.8%
Repurchase Agreement - 1.8%
Repurchase Agreement with State Street Corp.
dated 03/28/2013 at 0.010% to be
repurchased at $9,348,010 on 04/01/2013,
collateralized by $9,550,000 Federal Home
Loan Mortgage Corp., 1.600% due
01/09/2020 (valued at $9,538,063,
including interest)	$9,348,000	$9,348,000

TOTAL SHORT-TERM INVESTMENTS (Cost $9,348,000)		$9,348,000

Total Investments (All Cap Value Trust)
(Cost $467,212,073) - 104.2%		$553,477,614
Other assets and liabilities, net - (4.2%)		(22,327,519)

TOTAL NET ASSETS - 100.0%		$531,150,095

27

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.0%
Consumer Discretionary - 16.4%
Auto Components - 0.8%
Aisin Seiki Company, Ltd.	4,300	$158,433
Allison Transmission Holdings, Inc.	177,130	4,252,891
Modine Manufacturing Company (I)	156,204	1,421,453
Stoneridge, Inc. (I)(L)	103,978	793,352
Tenneco, Inc. (I)	21,400	841,234

		7,467,363
Automobiles - 1.3%
Daihatsu Motor Company, Ltd.	7,500	155,818
Dongfeng Motor Group Company, Ltd.,
H Shares	1,191,820	1,679,858
Ford Motor Company	193,065	2,538,805
Harley-Davidson, Inc.	58,460	3,115,918
Hyundai Motor Company	5,350	1,077,084
Peugeot SA (I)(L)	156,530	1,136,274
Renault SA	17,503	1,099,092
Tesla Motors, Inc. (I)(L)	43,175	1,635,901

		12,438,750
Diversified Consumer Services - 0.0%
Apollo Group, Inc., Class A (I)	3,585	62,343

		62,343
Hotels, Restaurants & Leisure - 1.5%
Burger King Worldwide, Inc. (L)	283,749	5,419,606
Dunkin’ Brands Group, Inc.	54,580	2,012,910
Galaxy Entertainment Group, Ltd. (I)	75,000	314,272
Penn National Gaming, Inc. (I)(L)	63,940	3,480,254
Sands China, Ltd.	99,430	515,801
Wyndham Worldwide Corp.	30,220	1,948,586

		13,691,429
Household Durables - 1.4%
KB Home (L)	144,850	3,153,385
M/I Homes, Inc. (I)(L)	78,410	1,917,125
NVR, Inc. (I)	6,095	6,583,270
PDG Realty SA Empreendimentos
e Participacoes	99,050	154,402
Sekisui House, Ltd.	9,000	122,463
Sony Corp.	16,700	289,887
Tempur-Pedic International, Inc. (I)	19,690	977,215

		13,197,747
Internet & Catalog Retail - 1.5%
Amazon.com, Inc. (I)	25,945	6,914,083
Expedia, Inc. (L)	9,040	542,490
Netflix, Inc. (I)	1,450	274,645
priceline.com, Inc. (I)	8,910	6,129,456

		13,860,674
Leisure Equipment & Products - 0.4%
Hasbro, Inc. (L)	33,635	1,477,922
Mattel, Inc.	60,759	2,660,637

		4,138,559
Media - 2.5%
Charter Communications, Inc., Class A (I)	17,680	1,841,902
Comcast Corp., Special Class A	38,845	1,539,039
Gannett Company, Inc. (L)	17,400	380,538
Omnicom Group, Inc.	89,292	5,259,299
Pandora Media, Inc. (I)(L)	226,550	3,207,948
The Walt Disney Company	46,118	2,619,502
Time Warner, Inc.	107,386	6,187,581

Alpha Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
WPP PLC	166,326	$2,660,332

		23,696,141
Multiline Retail - 0.5%
Maoye International Holdings, Ltd.	4,212,830	1,005,911
Target Corp.	61,209	4,189,756

		5,195,667
Specialty Retail - 5.1%
Abercrombie & Fitch Company, Class A	82,135	3,794,637
Advance Auto Parts, Inc.	63,385	5,238,770
Aeropostale, Inc. (I)(L)	55,700	757,520
AutoZone, Inc. (I)	8,859	3,514,985
Best Buy Company, Inc. (L)	24,435	541,235
Cabela’s, Inc. (I)(L)	5,600	340,368
CarMax, Inc. (I)(L)	13,335	556,070
Dick’s Sporting Goods, Inc. (L)	122,070	5,773,911
GameStop Corp., Class A (L)	88,045	2,462,619
Lowe’s Companies, Inc.	525,723	19,935,416
Tiffany & Company (L)	20,770	1,444,346
TJX Companies, Inc.	12,500	584,375
Urban Outfitters, Inc. (I)	29,750	1,152,515
Zhongsheng Group Holdings, Ltd.	1,220,510	1,478,882

		47,575,649
Textiles, Apparel & Luxury Goods - 1.4%
Deckers Outdoor Corp. (I)(L)	22,655	1,261,657
Fifth & Pacific Companies, Inc. (I)	164,483	3,105,439
Michael Kors Holdings, Ltd. (I)	12,550	712,715
Prada SpA	68,300	694,220
Quiksilver, Inc. (I)	151,150	917,481
Samsonite International SA	2,509,130	6,272,662

		12,964,174

		154,288,496
Consumer Staples - 5.5%
Beverages - 1.7%
Anheuser-Busch InBev NV	41,056	4,069,154
Brown-Forman Corp., Class B	6,800	485,520
Molson Coors Brewing Company, Class B	72,880	3,566,018
Monster Beverage Corp. (I)	58,084	2,772,930
PepsiCo, Inc.	66,216	5,238,348

		16,131,970
Food & Staples Retailing - 1.3%
CP ALL PCL	856,010	1,337,287
CVS Caremark Corp.	136,162	7,487,548
Olam International, Ltd. (L)	149,770	208,198
Walgreen Company	73,600	3,509,248

		12,542,281
Food Products - 1.7%
Asian Bamboo AG (L)	34,455	185,434
Asian Citrus Holdings, Ltd. (I)	2,273,014	1,172,079
China Minzhong Food Corp., Ltd. (I)(L)	1,002,155	976,006
General Mills, Inc.	59,926	2,954,951
Green Mountain Coffee Roasters, Inc. (I)(L)	29,285	1,662,217
Hillshire Brands Company	46,600	1,637,990
Kraft Foods Group, Inc.	66,733	3,438,751
Unilever NV - NY Shares	78,910	3,235,310
Universal Robina Corp.	306,350	847,910

		16,110,648

28

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Products - 0.1%
The Procter & Gamble Company	6,000	$462,360

		462,360
Personal Products - 0.1%
The Estee Lauder Companies, Inc., Class A	7,200	461,016

		461,016
Tobacco - 0.6%
Altria Group, Inc.	27,100	931,969
Lorillard, Inc.	20,900	843,315
Philip Morris International, Inc.	45,190	4,189,565

		5,964,849

		51,673,124
Energy - 9.3%
Energy Equipment & Services - 2.2%
Baker Hughes, Inc.	177,600	8,242,416
Halliburton Company	160,185	6,473,076
McDermott International, Inc. (I)	156,775	1,722,957
Oceaneering International, Inc.	5,100	338,691
Superior Energy Services, Inc. (I)	41,545	1,078,924
Trican Well Service, Ltd.	236,130	3,463,441

		21,319,505
Oil, Gas & Consumable Fuels - 7.1%
Anadarko Petroleum Corp.	126,529	11,064,961
Banpu PCL	35,735	460,034
BG Group PLC	371,148	6,371,430
BP PLC, ADR	93,570	3,962,690
Cabot Oil & Gas Corp.	26,320	1,779,495
Chesapeake Energy Corp. (L)	31,470	642,303
Chevron Corp.	44,210	5,253,032
Cobalt International Energy, Inc. (I)	381,820	10,767,324
Exxon Mobil Corp.	47,240	4,256,796
JX Holdings, Inc.	250,180	1,406,263
Karoon Gas Australia, Ltd. (I)	688,201	3,682,872
KiOR, Inc., Class A (I)(L)	82,645	384,299
Occidental Petroleum Corp.	80,431	6,303,377
Pioneer Natural Resources Company	37,610	4,673,043
Royal Dutch Shell PLC, ADR, Class B (L)	54,170	3,619,639
Tesoro Corp.	31,650	1,853,108

		66,480,666

		87,800,171
Financials - 15.5%
Capital Markets - 3.0%
Ameriprise Financial, Inc.	21,962	1,617,501
BlackRock, Inc.	42,628	10,950,281
CETIP SA - Mercados Organizados	71,340	840,582
CITIC Securities Company, Ltd., H Shares	481,515	1,039,459
E*TRADE Financial Corp. (I)	304,455	3,260,713
LPL Financial Holdings, Inc.	33,220	1,071,013
Matsui Securities Company, Ltd.	63,665	681,727
Morgan Stanley	12,200	268,156
SBI Holdings, Inc. (L)	95,265	846,035
SEI Investments Company	206,610	5,960,699
T. Rowe Price Group, Inc.	24,130	1,806,613

		28,342,779
Commercial Banks - 3.5%
Agricultural Bank of China, Ltd., H Shares	2,008,675	963,497
BOK Financial Corp.	24,280	1,512,644
China Construction Bank Corp., H Shares	1,270,025	1,040,183
Cullen/Frost Bankers, Inc. (L)	10,265	641,870

Alpha Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
First Niagara Financial Group, Inc.	100,030	$886,266
First Republic Bank	44,390	1,714,342
Industrial & Commercial Bank of China, Ltd.,
H Shares	1,496,585	1,051,660
M&T Bank Corp. (L)	56,540	5,832,666
Mitsubishi UFJ Financial Group	41,800	251,962
PNC Financial Services Group, Inc.	129,913	8,639,215
The Bank of Yokohama, Ltd.	22,000	127,612
Wells Fargo & Company	273,649	10,122,277

		32,784,194
Consumer Finance - 0.1%
American Express Company	5,400	364,284
Discover Financial Services	7,400	331,816

		696,100
Diversified Financial Services - 2.4%
Bank of America Corp.	21,800	265,524
Citigroup, Inc.	165,230	7,309,775
IntercontinentalExchange, Inc. (I)	35,830	5,842,798
JPMorgan Chase & Company	129,283	6,135,771
Mitsubishi UFJ Lease &
Finance Company, Ltd.	183,100	958,829
Moody’s Corp.	20,590	1,097,859
ORIX Corp.	49,800	636,079

		22,246,635
Insurance - 5.3%
ACE, Ltd. (L)	50,950	4,533,022
AIA Group, Ltd.	450,360	1,968,195
Alleghany Corp. (I)	6,980	2,763,522
American International Group, Inc. (I)	420,422	16,320,782
Berkshire Hathaway, Inc., Class B (I)	21,430	2,233,006
China Pacific Insurance Group Company, Ltd.,
H Shares	587,010	1,938,753
China Taiping Insurance
Holdings Company, Ltd. (I)	495,005	844,816
Fidelity National Financial, Inc., Class A	87,000	2,195,010
Markel Corp. (I)(L)	9,700	4,883,950
Marsh & McLennan Companies, Inc.	167,120	6,345,546
MetLife, Inc.	27,000	1,026,540
MS&AD Insurance Group Holdings	7,900	175,984
T&D Holdings, Inc.	82,235	984,658
The Dai-ichi Life Insurance Company, Ltd.	170	228,378
Tokio Marine Holdings, Inc.	10,700	309,280
XL Group PLC (L)	92,850	2,813,355

		49,564,797
Real Estate Investment Trusts - 0.6%
Fibra Uno Administracion SA de CV	252,280	833,206
Public Storage	7,090	1,079,949
Rayonier, Inc.	39,850	2,377,850
Unibail-Rodamco SE	1,387	323,049
Weyerhaeuser Company	46,520	1,459,798

		6,073,852
Real Estate Management & Development - 0.5%
Bekasi Fajar Industrial Estate Tbk Pt (I)	4,115,000	411,217
BR Malls Participacoes SA	89,600	1,120,915
Countrywide PLC (I)	2,484	14,720
Forestar Group, Inc. (I)	28,700	627,382
Hemaraj Land And Development PCL	3,615,200	522,094
Mitsui Fudosan Company, Ltd.	8,500	242,475
Realogy Holdings Corp. (I)	21,119	1,031,452

29

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Management & Development (continued)
Robinsons Land Corp.	1,349,920	$843,266

		4,813,521
Thrifts & Mortgage Finance - 0.1%
Ocwen Financial Corp. (I)	29,310	1,111,435

		1,111,435

		145,633,313
Health Care - 13.0%
Biotechnology - 2.7%
Algeta ASA (I)(L)	39,130	1,316,922
Amgen, Inc.	8,500	871,335
Arena Pharmaceuticals, Inc. (I)(L)	181,130	1,487,077
Biogen Idec, Inc. (I)	9,420	1,817,212
BioMarin Pharmaceutical, Inc. (I)(L)	8,510	529,833
Gilead Sciences, Inc. (I)	123,940	6,064,384
Onyx Pharmaceuticals, Inc. (I)	40,565	3,604,606
Puma Biotechnology, Inc. (I)(L)	22,560	753,278
Regeneron Pharmaceuticals, Inc. (I)	21,508	3,794,011
Seattle Genetics, Inc. (I)(L)	49,910	1,772,304
TESARO, Inc. (I)	26,600	584,136
Vertex Pharmaceuticals, Inc. (I)	48,695	2,677,251

		25,272,349
Health Care Equipment & Supplies - 2.1%
Boston Scientific Corp. (I)	68,800	537,328
Edwards Lifesciences Corp. (I)	28,620	2,351,419
Hologic, Inc. (I)	426,795	9,645,567
Medtronic, Inc.	142,536	6,693,491
Stryker Corp.	4,900	319,676

		19,547,481
Health Care Providers & Services - 2.3%
Brookdale Senior Living, Inc. (I)	69,260	1,930,969
Cardinal Health, Inc.	156,212	6,501,543
Catamaran Corp. (I)	110,622	5,866,285
Cigna Corp.	49,875	3,110,704
HCA Holdings, Inc.	17,600	715,088
Laboratory Corp. of America Holdings (I)	28,980	2,613,996
Qualicorp SA (I)	96,380	968,689

		21,707,274
Health Care Technology - 0.1%
CareView Communications, Inc. (I)	1,381,395	828,837

		828,837
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	78,830	3,308,495

		3,308,495
Pharmaceuticals - 5.5%
Actavis, Inc. (I)	50,850	4,683,794
Bristol-Myers Squibb Company	14,500	597,255
Eli Lilly & Company	58,660	3,331,301
H. Lundbeck A/S (L)	91,300	1,684,151
Hisamitsu Pharmaceutical Company, Inc.	3,800	205,847
Jazz Pharmaceuticals PLC (I)	9,160	512,136
Johnson & Johnson	160,535	13,088,419
Merck & Company, Inc.	93,510	4,135,947
Mylan, Inc. (I)	29,700	859,518
Pfizer, Inc.	70,833	2,044,240
Roche Holdings AG	58,672	13,698,335
Teva Pharmaceutical Industries, Ltd., ADR	130,973	5,197,009
TherapeuticsMD, Inc. (I)	678,320	1,220,976

Alpha Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Warner Chilcott PLC, Class A	39,265	$532,041

		51,790,969

		122,455,405
Industrials - 13.8%
Aerospace & Defense - 2.6%
DigitalGlobe, Inc. (I)	135,070	3,904,874
Lockheed Martin Corp.	32,092	3,097,520
Northrop Grumman Corp.	43,558	3,055,594
Rolls-Royce Holdings PLC (I)	209,708	3,603,542
Safran SA	71,090	3,176,641
Textron, Inc.	15,300	456,093
TransDigm Group, Inc.	15,173	2,320,255
United Technologies Corp.	49,100	4,587,413

		24,201,932
Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc.	45,105	2,681,943
United Parcel Service, Inc., Class B	101,061	8,681,140

		11,363,083
Airlines - 1.2%
AirAsia BHD	1,514,796	1,401,237
Delta Air Lines, Inc. (I)	375,740	6,203,467
Gol Linhas Aereas
Inteligentes SA, ADR (I)(L)	91,525	544,574
United Continental Holdings, Inc. (I)	108,575	3,475,486

		11,624,764
Building Products - 0.7%
Assa Abloy AB, Series B	7,034	287,714
Lennox International, Inc.	86,275	5,477,600
Masco Corp.	31,110	629,978

		6,395,292
Commercial Services & Supplies - 0.1%
Stericycle, Inc. (I)	6,900	732,642

		732,642
Construction & Engineering - 0.7%
Jacobs Engineering Group, Inc. (I)(L)	84,670	4,761,841
MasTec, Inc. (I)(L)	54,420	1,586,343

		6,348,184
Electrical Equipment - 1.3%
AMETEK, Inc. (L)	7,700	333,872
Eaton Corp. PLC	69,400	4,250,750
General Cable Corp. (I)	62,940	2,305,492
Hubbell, Inc., Class B	4,870	472,926
Polypore International, Inc. (I)(L)	133,958	5,382,432

		12,745,472
Industrial Conglomerates - 0.6%
3M Company	49,322	5,243,422

		5,243,422
Machinery - 2.2%
Amada Company, Ltd.	80,755	536,241
Barnes Group, Inc.	101,455	2,935,093
Fiat Industrial SpA	169,300	1,905,379
IDEX Corp. (L)	35,115	1,875,843
IHI Corp.	68,000	206,997
Jain Irrigation Systems, Ltd.	755,353	859,683
PACCAR, Inc. (L)	95,255	4,816,093
Pall Corp.	27,685	1,892,823
Stanley Black & Decker, Inc.	41,242	3,339,365

30

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Terex Corp. (I)	45,915	$1,580,394
Vallourec SA	9,510	457,580

		20,405,491
Professional Services - 1.1%
IHS, Inc., Class A (I)	59,580	6,239,218
ManpowerGroup, Inc.	14,130	801,454
Nielsen Holdings NV	20,100	719,982
Verisk Analytics, Inc., Class A (I)	38,358	2,364,004

		10,124,658
Road & Rail - 1.5%
Canadian National Railway Company	18,200	1,829,227
Canadian Pacific Railway, Ltd.	14,890	1,942,698
Hertz Global Holdings, Inc. (I)(L)	273,225	6,081,989
Kansas City Southern	22,880	2,537,392
Landstar System, Inc.	29,810	1,701,853

		14,093,159
Trading Companies & Distributors - 0.6%
MSC Industrial Direct Company, Inc., Class A	53,725	4,608,531
WESCO International, Inc. (I)	21,500	1,561,115

		6,169,646

		129,447,745
Information Technology - 15.9%
Communications Equipment - 2.5%
Alcatel-Lucent, ADR (I)(L)	1,466,505	1,950,452
Cisco Systems, Inc.	972,081	20,326,214
JDS Uniphase Corp. (I)	102,578	1,371,468

		23,648,134
Computers & Peripherals - 1.0%
Apple, Inc.	1,065	471,401
SanDisk Corp. (I)	139,030	7,646,650
Toshiba Corp.	251,620	1,281,134

		9,399,185
Electronic Equipment, Instruments & Components - 0.1%
Jabil Circuit, Inc.	44,800	827,904

		827,904
Internet Software & Services - 2.8%
Akamai Technologies, Inc. (I)	190,849	6,735,061
IAC/InterActiveCorp	29,910	1,336,379
LinkedIn Corp., Class A (I)	58,835	10,358,490
Web.com Group, Inc. (I)(L)	91,296	1,559,336
Yahoo!, Inc. (I)	263,484	6,199,779

		26,189,045
IT Services - 0.4%
Amadeus IT Holding SA, A Shares	49,865	1,349,890
Automatic Data Processing, Inc. (L)	40,898	2,659,188
Cap Gemini SA	5,043	229,849

		4,238,927
Semiconductors & Semiconductor Equipment - 3.8%
Analog Devices, Inc.	109,670	5,098,558
ASML Holding NV, ADR (L)	25,749	1,751,189
Avago Technologies, Ltd.	118,875	4,269,990
GT Advanced Technologies, Inc. (I)	55,400	182,266
Intel Corp.	333,915	7,296,043
Maxim Integrated Products, Inc.	16,900	551,785
Micron Technology, Inc. (I)	1,026,170	10,241,177
NXP Semiconductor NV (I)	85,530	2,588,138
RF Micro Devices, Inc. (I)	279,440	1,486,621

Alpha Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Samsung Electronics Company, Ltd.	815	$1,110,033
Tokyo Electron, Ltd.	19,425	828,260

		35,404,060
Software - 5.3%
Adobe Systems, Inc. (I)	18,700	813,637
ANSYS, Inc. (I)	15,255	1,242,062
Autodesk, Inc. (I)	170,010	7,011,212
Cadence Design Systems, Inc. (I)	457,700	6,375,761
Concur Technologies, Inc. (I)(L)	78,080	5,360,973
FactSet Research Systems, Inc. (L)	15,965	1,478,359
Microsoft Corp.	231,107	6,611,971
NetSuite, Inc. (I)(L)	3,100	248,186
Oracle Corp.	194,510	6,290,453
Salesforce.com, Inc. (I)	17,750	3,174,233
ServiceNow, Inc. (I)	161,180	5,834,716
SolarWinds, Inc. (I)	7,100	419,610
Solera Holdings, Inc.	59,500	3,470,635
Splunk, Inc. (I)	7,900	316,237
TIBCO Software, Inc. (I)	54,660	1,105,225

		49,753,270

		149,460,525
Materials - 6.0%
Chemicals - 1.6%
Celanese Corp., Series A	51,110	2,251,396
Methanex Corp.	75,221	3,056,229
Mitsubishi Gas & Chemicals Company, Inc.	73,275	484,947
Mitsui Chemicals, Inc.	833,165	1,815,416
PTT Global Chemical PCL	389,990	925,535
Shin-Etsu Chemical Company, Ltd.	3,300	218,992
The Dow Chemical Company	80,750	2,571,080
The Mosaic Company	33,010	1,967,726
The Sherwin-Williams Company	11,485	1,939,702

		15,231,023
Construction Materials - 0.0%
Siam Cement PCL, NVDR	19,600	322,029

		322,029
Containers & Packaging - 1.4%
Graphic Packaging Holding Company (I)	179,615	1,345,316
MeadWestvaco Corp.	8,000	290,400
Packaging Corp. of America	62,220	2,791,811
Rock-Tenn Company, Class A	74,045	6,870,636
Silgan Holdings, Inc.	31,690	1,497,353

		12,795,516
Metals & Mining - 1.6%
AuRico Gold, Inc. (I)(L)	156,970	987,341
Barrick Gold Corp.	247,290	7,270,326
China Metal Recycling Holdings, Ltd. (L)	481,015	467,472
Continental Gold Ltd. (I)	375,650	2,411,023
Molycorp, Inc. (I)(L)	243,215	1,264,718
SunCoke Energy, Inc. (I)	114,770	1,874,194
Walter Energy, Inc. (L)	19,660	560,310

		14,835,384
Paper & Forest Products - 1.4%
International Paper Company	208,130	9,694,695
Louisiana-Pacific Corp. (I)	48,870	1,055,592
Norbord, Inc. (I)	68,300	2,324,963

		13,075,250

		56,259,202

31

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telecommunication Services - 0.5%
Diversified Telecommunication Services - 0.4%
American Tower Corp.	10,146	$780,430
AT&T, Inc.	79,080	2,901,445

		3,681,875
Wireless Telecommunication Services - 0.1%
NII Holdings, Inc. (I)	119,900	519,167
Softbank Corp.	4,900	225,792

		744,959

		4,426,834
Utilities - 1.1%
Electric Utilities - 0.1%
Xcel Energy, Inc.	16,000	475,200

		475,200
Gas Utilities - 0.7%
UGI Corp.	193,940	7,445,357
Independent Power Producers & Energy Traders - 0.3%
Calpine Corp. (I)	50,595	1,042,257
NRG Energy, Inc.	66,420	1,759,466

		2,801,723

		10,722,280

TOTAL COMMON STOCKS (Cost $793,693,964)		$912,167,095

SECURITIES LENDING COLLATERAL - 8.4%
John Hancock Collateral
Investment Trust, 0.2481% (W)(Y)	7,919,120	79,260,091

TOTAL SECURITIES LENDING
COLLATERAL (Cost $79,259,628)		$79,260,091

SHORT-TERM INVESTMENTS - 3.5%
Repurchase Agreement - 3.5%
Deutsche Bank Tri-Party Repurchase
Agreement dated 03/28/13 at 0.250% to be
repurchased at $32,600,906 on 04/01/2013,
collateralized by $31,303,102 Government
National Mortgage Association, 2.300% -
3.090% due 10/15/2041 - 03/15/2053
(valued at $33,252,000, including interest)	$32,600,000	$32,600,000

TOTAL SHORT-TERM INVESTMENTS (Cost $32,600,000)		$32,600,000

Total Investments (Alpha Opportunities Trust)
(Cost $905,553,592) - 108.9%		$1,024,027,186
Other assets and liabilities, net - (8.9%)		(83,710,827)

TOTAL NET ASSETS - 100.0%		$940,316,359

American Asset Allocation Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Asset Allocation Fund - Class 1	87,050,975	$1,727,961,860

TOTAL INVESTMENT COMPANIES (Cost $1,156,646,995)		$1,727,961,860

Total Investments (American Asset Allocation Trust)
(Cost $1,156,646,995) - 100.0%		$1,727,961,860
Other assets and liabilities, net - 0.0%		(12,537)

TOTAL NET ASSETS - 100.0%		$1,727,949,323

American Global Growth Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Global Growth Fund - Class 1	6,977,218	$174,500,215

TOTAL INVESTMENT COMPANIES (Cost $141,893,531)		$174,500,215

Total Investments (American Global Growth Trust)
(Cost $141,893,531) - 100.0%		$174,500,215
Other assets and liabilities, net - 0.0%		(11,524)

TOTAL NET ASSETS - 100.0%		$174,488,691

American Global Small Capitalization Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.1%
American Funds Insurance Series - 100.1%
American Global Small Capitalization
Fund - Class 1	4,214,908	$93,739,545

		93,739,545
Total Investments (American Global Small Capitalization
Trust) (Cost $67,780,077) - 100.1%		$93,739,545
Other assets and liabilities, net - (0.1%)		(62,463)

TOTAL NET ASSETS - 100.0%		$93,677,082

American Growth Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth Fund - Class 1	17,124,987	$1,115,350,400

TOTAL INVESTMENT COMPANIES (Cost $847,475,184)		$1,115,350,400

Total Investments (American Growth Trust)
(Cost $847,475,184) - 100.0%		$1,115,350,400
Other assets and liabilities, net - 0.0%		(12,312)

TOTAL NET ASSETS - 100.0%		$1,115,338,088

32

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

American Growth-Income Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth-Income Fund - Class 1	31,916,135	$1,340,158,519

TOTAL INVESTMENT COMPANIES (Cost $1,001,951,962)		$1,340,158,519

Total Investments (American Growth-Income Trust)
(Cost $1,001,951,962) - 100.0%		$1,340,158,519
Other assets and liabilities, net - 0.0%		(67,950)

TOTAL NET ASSETS - 100.0%		$1,340,090,569

American High-Income Bond Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.1%
American Funds Insurance Series - 100.1%
American High-Income Bond Fund - Class 1	9,232,289	$105,432,740

TOTAL INVESTMENT COMPANIES (Cost $100,772,339)		$105,432,740

Total Investments (American High-Income Bond Trust)
(Cost $100,772,339) - 100.1%		$105,432,740
Other assets and liabilities, net - (0.1%)		(78,310)

TOTAL NET ASSETS - 100.0%		$105,354,430

American International Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American International Fund - Class 1	38,169,022	$701,928,309

TOTAL INVESTMENT COMPANIES (Cost $645,552,842)		$701,928,309

Total Investments (American International Trust)
(Cost $645,552,842) - 100.0%		$701,928,309
Other assets and liabilities, net - 0.0%		(12,469)

TOTAL NET ASSETS - 100.0%		$701,915,840

American New World Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American New World Fund - Class 1	3,405,505	$77,917,951

		77,917,951

TOTAL INVESTMENT COMPANIES (Cost $71,522,801)		$77,917,951

Total Investments (American New World Trust)
(Cost $71,522,801) - 100.0%		$77,917,951
Other assets and liabilities, net - 0.0%		(13,541)

TOTAL NET ASSETS - 100.0%		$77,904,410

Blue Chip Growth Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.3%
Consumer Discretionary - 23.0%
Automobiles - 0.6%
Harley-Davidson, Inc.	215,500	$11,486,148
Hotels, Restaurants & Leisure - 6.3%
Carnival Corp.	372,400	12,773,320
Chipotle Mexican Grill, Inc. (I)	37,300	12,154,951
Las Vegas Sands Corp.	434,000	24,455,900
Marriott International, Inc., Class A	198,929	8,400,772
McDonald’s Corp.	1,800	179,442
Starbucks Corp.	583,000	33,207,680
Starwood Hotels & Resorts Worldwide, Inc.	322,000	20,521,060
Tim Hortons, Inc.	3,500	190,120
Yum! Brands, Inc.	35,600	2,561,064

		114,444,309
Household Durables - 0.0%
Lennar Corp., Class A (L)	4,400	182,512
Internet & Catalog Retail - 7.2%
Amazon.com, Inc. (I)	296,389	78,984,705
Expedia, Inc. (L)	29,500	1,770,295
Liberty Interactive Corp., Series A (I)	93,800	2,005,444
priceline.com, Inc. (I)	69,800	48,017,514

		130,777,958
Media - 2.2%
Discovery
Communications, Inc., Series C (I)(L)	317,900	22,106,766
Omnicom Group, Inc. (L)	70,900	4,176,010
The Walt Disney Company	211,200	11,996,160
Time Warner, Inc.	25,400	1,463,548

		39,742,484
Multiline Retail - 0.3%
Dollar Tree, Inc. (I)	92,800	4,494,304
Specialty Retail - 2.7%
L Brands, Inc. (L)	221,100	9,874,326
Lowe’s Companies, Inc.	101,000	3,829,920
O’Reilly Automotive, Inc. (I)	138,900	14,244,195
Ross Stores, Inc.	86,900	5,267,878
The Home Depot, Inc.	211,400	14,751,492
Tiffany & Company	10,300	716,262

		48,684,073
Textiles, Apparel & Luxury Goods - 3.7%
Fossil, Inc. (I)(L)	162,300	15,678,180
Lululemon Athletica, Inc. (I)(L)	55,500	3,460,425
Michael Kors Holdings, Ltd. (I)	118,500	6,729,615
NIKE, Inc., Class B	174,100	10,273,641
PVH Corp.	133,500	14,259,135
Ralph Lauren Corp.	103,200	17,472,792

		67,873,788

		417,685,576
Consumer Staples - 2.6%
Beverages - 0.3%
Anheuser-Busch InBev NV, ADR	13,400	1,333,970
Monster Beverage Corp. (I)	53,800	2,568,412
The Coca-Cola Company	17,100	691,524

		4,593,906
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	42,900	4,552,119
CVS Caremark Corp.	158,200	8,699,418
The Kroger Company	46,000	1,524,440

33

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Staples Retailing (continued)
Wal-Mart Stores, Inc.	2,400	$179,592
Whole Foods Market, Inc.	148,300	12,865,025

		27,820,594
Food Products - 0.4%
Green Mountain Coffee Roasters, Inc. (I)(L)	115,700	6,567,132
Nestle SA	15,011	1,085,986

		7,653,118
Household Products - 0.4%
The Procter & Gamble Company	96,900	7,467,114
Personal Products - 0.0%
The Estee Lauder Companies, Inc., Class A	2,800	179,284

		47,714,016
Energy - 5.3%
Energy Equipment & Services - 1.9%
Cameron International Corp. (I)	156,000	10,171,200
FMC Technologies, Inc. (I)	61,800	3,361,302
Schlumberger, Ltd.	276,492	20,706,486

		34,238,988
Oil, Gas & Consumable Fuels - 3.4%
Cabot Oil & Gas Corp.	14,300	966,823
Concho Resources, Inc. (I)	26,400	2,572,152
EOG Resources, Inc.	105,600	13,524,192
EQT Corp.	119,600	8,102,900
Phillips 66	161,600	11,307,152
Pioneer Natural Resources Company	112,800	14,015,400
Range Resources Corp. (L)	141,900	11,499,576

		61,988,195

		96,227,183
Financials - 8.1%
Capital Markets - 5.1%
Ameriprise Financial, Inc.	57,151	4,209,171
Franklin Resources, Inc.	224,565	33,866,648
Invesco, Ltd.	689,800	19,976,608
Morgan Stanley	253,600	5,574,128
Northern Trust Corp.	125,289	6,835,768
State Street Corp.	215,607	12,740,218
TD Ameritrade Holding Corp.	243,800	5,027,156
The Goldman Sachs Group, Inc.	36,376	5,352,728

		93,582,425
Commercial Banks - 0.4%
U.S. Bancorp	222,200	7,539,246
Consumer Finance - 1.2%
American Express Company	310,852	20,970,076
Diversified Financial Services - 1.2%
Citigroup, Inc.	142,800	6,317,472
IntercontinentalExchange, Inc. (I)(L)	52,600	8,577,482
JPMorgan Chase & Company	152,700	7,247,142

		22,142,096
Insurance - 0.2%
Marsh & McLennan Companies, Inc.	99,700	3,785,609

		148,019,452
Health Care - 13.7%
Biotechnology - 7.0%
Alexion Pharmaceuticals, Inc. (I)	157,100	14,475,194
Amgen, Inc.	5,600	574,056
Biogen Idec, Inc. (I)	166,000	32,023,060

Blue Chip Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Celgene Corp. (I)	251,600	$29,162,956
Gilead Sciences, Inc. (I)	859,700	42,065,121
Onyx Pharmaceuticals, Inc. (I)	2,100	186,606
Regeneron Pharmaceuticals, Inc. (I)(L)	50,900	8,978,760

		127,465,753
Health Care Equipment & Supplies - 1.4%
Baxter International, Inc.	94,000	6,828,160
Becton, Dickinson and Company	9,700	927,417
Covidien PLC	109,600	7,435,264
Edwards Lifesciences Corp. (I)	61,600	5,061,056
Stryker Corp.	87,179	5,687,558

		25,939,455
Health Care Providers & Services - 2.9%
Express Scripts Holding Company (I)	235,300	13,565,045
Henry Schein, Inc. (I)(L)	9,700	897,735
McKesson Corp.	284,300	30,693,028
UnitedHealth Group, Inc.	125,300	7,168,413

		52,324,221
Health Care Technology - 0.2%
Cerner Corp. (I)(L)	29,800	2,823,550
Life Sciences Tools & Services - 0.9%
Thermo Fisher Scientific, Inc.	215,200	16,460,648
Pharmaceuticals - 1.3%
Allergan, Inc.	155,300	17,336,139
Perrigo Company	17,000	2,018,410
Valeant Pharmaceuticals International, Inc.
(Toronto Exchange) (I)	56,400	4,231,128
Zoetis, Inc. (I)	17,500	584,500

		24,170,177

		249,183,804
Industrials - 14.4%
Aerospace & Defense - 4.0%
Honeywell International, Inc.	203,600	15,341,260
Precision Castparts Corp.	165,800	31,438,996
The Boeing Company	189,700	16,285,745
United Technologies Corp.	96,900	9,053,367

		72,119,368
Air Freight & Logistics - 1.1%
FedEx Corp.	199,900	19,630,180
Airlines - 0.5%
United Continental Holdings, Inc. (I)	299,500	9,586,995
Electrical Equipment - 0.6%
Eaton Corp. PLC	2,800	171,500
Roper Industries, Inc.	87,600	11,152,356

		11,323,856
Industrial Conglomerates - 3.5%
3M Company	60,800	6,463,648
Danaher Corp.	902,826	56,110,636

		62,574,284
Machinery - 0.0%
Flowserve Corp.	2,400	402,504
Professional Services - 0.4%
IHS, Inc., Class A (I)	72,600	7,602,672
Verisk Analytics, Inc., Class A (I)	3,400	209,542

		7,812,214

34

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Road & Rail - 3.0%
J.B. Hunt Transport Services, Inc. (L)	42,100	$3,135,608
Kansas City Southern	138,000	15,304,200
Union Pacific Corp.	248,900	35,445,849

		53,885,657
Trading Companies & Distributors - 1.3%
Fastenal Company (L)	347,800	17,859,530
W.W. Grainger, Inc.	26,400	5,939,472

		23,799,002

		261,134,060
Information Technology - 25.4%
Communications Equipment - 2.5%
F5 Networks, Inc. (I)	2,800	249,424
Juniper Networks, Inc. (I)	247,121	4,581,623
QUALCOMM, Inc.	607,177	40,650,500

		45,481,547
Computers & Peripherals - 2.5%
Apple, Inc.	84,300	37,313,709
EMC Corp. (I)	389,200	9,297,988

		46,611,697
Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp., Class A	21,400	1,597,510
Internet Software & Services - 10.0%
Akamai Technologies, Inc. (I)	23,000	811,670
Baidu, Inc., ADR (I)(L)	110,700	9,708,390
eBay, Inc. (I)	668,278	36,234,033
Facebook, Inc., Class A (I)	552,908	14,143,387
Google, Inc., Class A (I)	120,366	95,574,215
LinkedIn Corp., Class A (I)	71,200	12,535,472
Tencent Holdings, Ltd.	418,100	13,314,883

		182,322,050
IT Services - 6.4%
Accenture PLC, Class A	105,200	7,992,044
Alliance Data Systems Corp. (I)	50,000	8,094,500
Cognizant Technology
Solutions Corp., Class A (I)	106,300	8,143,643
Fiserv, Inc. (I)	87,400	7,676,342
Mastercard, Inc., Class A	102,700	55,574,051
Visa, Inc., Class A	167,400	28,431,216

		115,911,796
Semiconductors & Semiconductor Equipment - 1.4%
Broadcom Corp., Class A	558,900	19,377,063
Xilinx, Inc.	145,125	5,539,421

		24,916,484
Software - 2.5%
Autodesk, Inc. (I)	170,900	7,047,916
Citrix Systems, Inc. (I)	25,700	1,854,512
Intuit, Inc.	68,800	4,516,720
Red Hat, Inc. (I)	210,700	10,652,992
Salesforce.com, Inc. (I)(L)	119,700	21,405,951

		45,478,091

		462,319,175
Materials - 4.6%
Chemicals - 4.6%
Ecolab, Inc.	190,100	15,242,218
Monsanto Company	158,504	16,742,778
Praxair, Inc.	241,900	26,981,526

Blue Chip Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
The Sherwin-Williams Company	146,700	$24,776,163

		83,742,685

		83,742,685
Telecommunication Services - 2.2%
Diversified Telecommunication Services - 2.2%
American Tower Corp.	514,938	39,609,031

TOTAL COMMON STOCKS (Cost $1,238,257,027)		$1,805,634,982

SECURITIES LENDING COLLATERAL - 2.8%
John Hancock Collateral
Investment Trust, 0.2481% (W)(Y)	4,981,913	49,862,474

TOTAL SECURITIES LENDING
COLLATERAL (Cost $49,862,646)		$49,862,474

SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%
State Street Institutional U.S. Government
Money Market Fund, 0.0241% (Y)	326,210	326,210
T. Rowe Price Prime Reserve Investment
Fund, 0.0959% (Y)	9,278,437	9,278,437

		9,604,647

TOTAL SHORT-TERM INVESTMENTS (Cost $9,604,647)		$9,604,647

Total Investments (Blue Chip Growth Trust)
(Cost $1,297,724,320) - 102.6%		$1,865,102,103
Other assets and liabilities, net - (2.6%)		(46,464,673)

TOTAL NET ASSETS - 100.0%		$1,818,637,430

Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 49.1%
U.S. Government - 17.6%
U.S. Treasury Bonds 2.750%, 11/15/2042	$159,345,000	$148,016,527
U.S. Treasury Notes
0.625%, 08/31/2017 to 11/30/2017	310,240,000	309,872,353
0.750%, 10/31/2017 to 12/31/2017	131,500,000	131,905,026
1.000%, 03/31/2017	232,175,000	236,274,282
2.000%, 02/15/2023	156,202,000	158,301,042
2.625%, 08/15/2020	365,650,000	399,701,156
U.S. Treasury Strips, PO 2.909%, 11/15/2030	40,870,000	24,208,527

		1,408,278,913
U.S. Government Agency - 31.5%
Federal Home Loan Mortgage Corp.
1.750%, 05/30/2019	39,220,000	40,366,008
2.380%, 04/01/2042 (P)	33,951,183	35,581,893
2.621%, 06/01/2035 (P)	6,067,301	6,521,948
3.000%, 08/01/2042	—	0
3.500%, 10/01/2026 to 05/01/2042	22,926,600	24,193,694
4.000%, 09/01/2041 to 11/01/2041	50,723,097	53,903,197
4.281%, 09/01/2039 (P)	1,772,254	1,883,234
4.284%, 09/01/2039 (P)	1,323,760	1,423,768
4.500%, 09/01/2041 to 10/01/2041 (C)	79,190,989	85,142,682
5.000%, 09/01/2040 to 04/01/2041	54,433,727	58,745,459
6.000%, 11/01/2037	16,884,625	18,577,704

35

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
6.500%, 05/01/2037 to 09/01/2039	$43,540,692	$48,606,987
Federal National Mortgage Association
2.438%, 04/01/2042 (P)	19,235,345	20,065,389
2.494%, 02/01/2042 (P)	14,034,631	14,701,136
2.602%, 02/01/2042 (P)	7,534,091	7,892,457
2.659%, 10/01/2035 (P)	69,997,211	74,821,629
3.000%, TBA (C)	197,935,000	204,173,139
3.000%, 09/01/2027 to 03/01/2043	141,116,584	145,056,850
3.012%, 02/01/2042 (P)	9,929,680	10,382,265
3.500%, 02/01/2026 to 08/01/2042	348,560,840	369,468,978
4.000%, 12/01/2024 to 04/01/2042	159,833,911	172,142,902
4.450%, 09/01/2039 (P)	4,334,407	4,599,378
4.500%, 01/01/2027 to 02/01/2042	291,190,836	316,367,590
4.500%, 05/01/2041 (C)	92,417,406	99,727,770
5.000%, 02/01/2033 to 12/01/2041	363,444,976	399,266,450
5.500%, 02/01/2036 to 05/01/2040	85,649,978	93,685,341
6.000%, 04/01/2035 to 06/01/2040	24,222,640	26,628,631
6.500%, 07/01/2036 to 10/01/2039	101,866,022	113,584,675
6.500%, 08/01/2038 (C)	13,905,534	15,502,497
Government National Mortgage Association
3.500%, 11/20/2039 (P)	7,535,437	7,931,500
4.000%, 10/15/2039 to 11/15/2041	36,027,595	39,360,305
5.000%, 08/15/2039	545,131	602,268

		2,510,907,724

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $3,882,020,266)		$3,919,186,637

FOREIGN GOVERNMENT
OBLIGATIONS - 0.1%
South Korea - 0.1%
Korea Development Bank
4.000%, 09/09/2016	8,355,000	9,096,490

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $8,328,466)		$9,096,490

CORPORATE BONDS - 35.1%
Consumer Discretionary - 3.4%
Best Buy Company, Inc.
7.250%, 07/15/2013	12,853,000	13,045,795
BorgWarner, Inc.
5.750%, 11/01/2016	4,770,000	5,441,139
CBS Corp.
7.875%, 07/30/2030	13,795,000	18,260,028
DIRECTV Holdings LLC
5.875%, 10/01/2019	26,252,000	31,109,355
Expedia, Inc.
5.950%, 08/15/2020	11,240,000	12,504,680
Ford Motor Company
4.750%, 01/15/2043	9,640,000	8,987,131
6.625%, 10/01/2028	2,910,000	3,357,936
Ford Motor Credit Company LLC
5.000%, 05/15/2018	12,129,000	13,365,079
5.875%, 08/02/2021	38,711,000	44,309,424
8.000%, 12/15/2016	12,880,000	15,443,197
Hyundai Capital Services, Inc.
4.375%, 07/27/2016 (S)	8,795,000	9,505,715
6.000%, 05/05/2015 (S)	10,350,000	11,316,255
Hyundai Motor Manufacturing
4.500%, 04/15/2015 (S)	11,100,000	11,774,492

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Kia Motors Corp.
3.625%, 06/14/2016 (S)	$8,100,000	$8,564,648
Macy’s Retail Holdings, Inc.
7.875%, 08/15/2036	10,453,000	11,648,290
News America, Inc.
6.150%, 03/01/2037	3,580,000	4,206,625
6.400%, 12/15/2035	4,035,000	4,883,972
Nissan Motor Acceptance Corp.
1.950%, 09/12/2017 (S)	13,745,000	13,953,374
QVC, Inc.
4.375%, 03/15/2023 (S)	8,645,000	8,745,827
5.125%, 07/02/2022	2,665,000	2,824,860
Seminole Indian Tribe of Florida
6.535%, 10/01/2020 (S)	115,000	127,075
Time Warner Cable, Inc.
8.250%, 04/01/2019	14,595,000	19,008,032

		272,382,929
Consumer Staples - 1.2%
Bunge, Ltd. Finance Corp.
4.100%, 03/15/2016	14,250,000	15,242,185
5.100%, 07/15/2015	3,455,000	3,746,426
8.500%, 06/15/2019	11,438,000	14,751,051
ConAgra Foods, Inc.
3.200%, 01/25/2023	9,455,000	9,431,022
Pernod-Ricard SA
2.950%, 01/15/2017 (S)	8,970,000	9,424,528
Safeway, Inc.
3.400%, 12/01/2016	20,525,000	21,645,070
7.250%, 02/01/2031	6,740,000	7,743,391
The Kroger Company
6.400%, 08/15/2017	12,930,000	15,449,708

		97,433,381
Energy - 3.2%
Anadarko Petroleum Corp.
8.700%, 03/15/2019	14,070,000	18,952,670
Boardwalk Pipelines LP
5.500%, 02/01/2017	5,645,000	6,304,172
DCP Midstream LLC
9.750%, 03/15/2019 (S)	14,275,000	18,808,754
DCP Midstream Operating LP
2.500%, 12/01/2017	11,315,000	11,492,091
3.875%, 03/15/2023	6,030,000	6,067,072
Energy Transfer Partners LP
5.200%, 02/01/2022	3,895,000	4,375,830
9.700%, 03/15/2019	10,085,000	13,600,893
Enterprise Products Operating LLC
6.500%, 01/31/2019	31,220,000	38,781,265
6.650%, 04/15/2018	6,695,000	8,270,755
Kerr-McGee Corp.
6.950%, 07/01/2024	17,575,000	22,031,756
Kinder Morgan Energy Partners LP
7.750%, 03/15/2032	4,185,000	5,603,020
NuStar Logistics LP
8.150%, 04/15/2018	6,576,000	7,526,857
ONEOK Partners LP
6.150%, 10/01/2016	9,147,000	10,582,649
Petrohawk Energy Corp.
6.250%, 06/01/2019	17,215,000	19,558,030
Petroleos Mexicanos
4.875%, 01/24/2022	6,270,000	6,944,025
Rowan Companies, Inc.
4.875%, 06/01/2022	9,415,000	10,240,743

36

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Suncor Energy, Inc.
6.100%, 06/01/2018	$9,440,000	$11,424,033
TransCanada Pipelines, Ltd. (6.350% to
5/15/17, then 3 month LIBOR + 2.210%)
05/15/2067	16,140,000	17,223,204
Williams Partners LP
5.250%, 03/15/2020	17,835,000	20,335,253

		258,123,072
Financials - 16.5%
Abbey National Treasury Services PLC
4.000%, 04/27/2016	17,595,000	18,711,614
Aflac, Inc.
8.500%, 05/15/2019	11,585,000	15,665,028
American Campus Communities Operating
Partnership LP
3.750%, 04/15/2023 (C)	9,060,000	9,119,271
American International Group, Inc.
8.250%, 08/15/2018	16,225,000	21,029,200
Aon PLC
4.250%, 12/12/2042 (S)	7,435,000	7,192,076
AXA SA
8.600%, 12/15/2030	1,770,000	2,272,151
AXA SA (6.379% to 12/14/2036, then
3 month LIBOR + 2.256%)
12/14/2036 (Q)(S)	7,000,000	6,947,500
Banco de Credito del Peru
4.750%, 03/16/2016 (S)	7,360,000	7,912,000
Bank of America Corp.
3.300%, 01/11/2023	7,590,000	7,489,766
5.000%, 05/13/2021	18,765,000	21,046,655
6.500%, 08/01/2016	8,010,000	9,225,814
Bank of America NA
5.300%, 03/15/2017	4,550,000	5,100,013
Barclays Bank PLC
6.050%, 12/04/2017 (S)	17,465,000	19,474,732
6.750%, 05/22/2019	18,545,000	23,079,698
10.179%, 06/12/2021 (S)	6,150,000	8,237,126
BioMed Realty LP
6.125%, 04/15/2020	3,400,000	3,986,813
Boston Properties LP
3.700%, 11/15/2018	5,455,000	5,984,435
BPCE SA (12.500% to 09/30/2019, then
3 month LIBOR + 12.980%)
09/30/2019 (Q)(S)	60,000	74,006
Brandywine Operating Partnership LP
7.500%, 05/15/2015	10,007,000	11,209,281
Capital One Financial Corp.
4.750%, 07/15/2021	13,530,000	15,275,803
Citigroup, Inc.
4.500%, 01/14/2022	10,320,000	11,481,475
6.875%, 03/05/2038	300,000	394,184
8.500%, 05/22/2019	13,730,000	18,300,978
CNA Financial Corp.
5.875%, 08/15/2020	7,940,000	9,352,256
7.250%, 11/15/2023	14,888,000	18,965,079
Credit Agricole SA
2.625%, 01/21/2014 (S)	6,000,000	6,069,432
DDR Corp.
4.625%, 07/15/2022	2,460,000	2,662,815
7.875%, 09/01/2020	3,255,000	4,140,799
Discover Bank
7.000%, 04/15/2020	10,035,000	12,498,211

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Discover Financial Services
5.200%, 04/27/2022	$14,460,000	$16,271,578
First Horizon National Corp.
5.375%, 12/15/2015	27,852,000	30,297,573
General Electric Capital Corp.
0.770%, 08/15/2036 (P)	9,945,000	8,233,983
4.375%, 09/16/2020	7,625,000	8,520,099
5.550%, 05/04/2020	4,715,000	5,626,579
5.875%, 01/14/2038	1,455,000	1,699,101
6.000%, 08/07/2019	18,540,000	22,520,946
Goodman Funding Pty, Ltd.
6.375%, 04/15/2021 (S)	17,030,000	19,721,847
Hartford Financial Services Group, Inc.
5.500%, 03/30/2020	5,450,000	6,359,670
6.000%, 01/15/2019	2,570,000	3,067,480
HCP, Inc.
5.375%, 02/01/2021	6,355,000	7,386,315
5.625%, 05/01/2017	14,670,000	16,857,092
Health Care REIT, Inc.
4.125%, 04/01/2019	7,080,000	7,679,315
4.700%, 09/15/2017	4,400,000	4,934,274
4.950%, 01/15/2021	5,365,000	5,968,010
6.125%, 04/15/2020	14,665,000	17,347,243
6.200%, 06/01/2016	595,000	678,016
Healthcare Realty Trust, Inc.
6.500%, 01/17/2017	12,120,000	13,954,023
Highwoods Realty LP
5.850%, 03/15/2017	18,630,000	20,907,294
Host Hotels & Resorts LP
3.750%, 10/15/2023	4,360,000	4,377,048
ICICI Bank, Ltd.
4.700%, 02/21/2018 (S)	11,400,000	12,037,613
5.750%, 11/16/2020 (S)	9,690,000	10,673,477
International Lease Finance Corp.
7.125%, 09/01/2018 (S)	6,465,000	7,596,375
Jefferies Group, Inc.
6.875%, 04/15/2021	14,410,000	16,821,369
8.500%, 07/15/2019	7,975,000	9,928,157
Jones Lang Lasalle, Inc.
4.400%, 11/15/2022	3,730,000	3,839,707
JPMorgan Chase & Company
4.250%, 10/15/2020	21,130,000	23,197,761
4.625%, 05/10/2021	24,265,000	27,137,539
JPMorgan Chase & Company (7.900% to
04/30/2018, then 3 month LIBOR + 3.470%)
04/30/2018 (Q)	14,175,000	16,292,263
Liberty Mutual Group, Inc.
5.000%, 06/01/2021 (S)	18,005,000	19,772,983
Lincoln National Corp.
4.200%, 03/15/2022	7,000,000	7,603,400
8.750%, 07/01/2019	8,074,000	10,949,087
Lincoln National Corp. (6.050% to 04/20/17,
then 3 month LIBOR + 2.040%)
04/20/2067	11,130,000	11,185,650
Lincoln National Corp. (7.000% to
05/17/2016, then 3 month LIBOR + 2.358%)
05/17/2066	3,675,000	3,766,875
Macquarie Bank, Ltd.
6.625%, 04/07/2021 (S)	5,695,000	6,367,426
Macquarie Group, Ltd.
6.000%, 01/14/2020 (S)	7,365,000	8,084,222
Merrill Lynch & Company, Inc.
6.875%, 04/25/2018	19,045,000	22,997,752

37

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Merrill Lynch & Company, Inc. (continued)
7.750%, 05/14/2038	$7,895,000	$10,537,125
MetLife, Inc.
6.400%, 12/15/2036	8,960,000	9,813,628
Moody’s Corp.
4.500%, 09/01/2022	7,595,000	7,832,450
Morgan Stanley
5.550%, 04/27/2017	23,360,000	26,421,935
5.750%, 01/25/2021	15,725,000	18,182,110
6.000%, 04/28/2015	5,900,000	6,426,782
6.375%, 07/24/2042	11,670,000	14,043,398
7.300%, 05/13/2019	11,610,000	14,374,445
Nippon Life Insurance Company
5.000%, 10/18/2042 (P)(S)	9,280,000	9,486,647
Nordea Bank AB
3.125%, 03/20/2017 (S)	19,655,000	20,790,961
Pacific LifeCorp.
6.000%, 02/10/2020 (S)	5,280,000	6,095,200
ProLogis International Funding II
4.875%, 02/15/2020 (S)	5,455,000	5,596,962
ProLogis LP
4.500%, 08/15/2017	1,325,000	1,457,283
6.250%, 03/15/2017	13,645,000	15,772,146
7.625%, 08/15/2014	5,000,000	5,405,060
Prudential Financial, Inc.
4.500%, 11/15/2020	18,925,000	21,283,301
5.200%, 03/15/2044 (P)	3,025,000	3,037,893
Prudential Financial, Inc. (5.875% to
09/15/2022, then 3 month LIBOR + 4.175%)
09/15/2042	12,740,000	13,568,100
Qwest Corp.
6.750%, 12/01/2021	21,760,000	25,069,435
Rabobank Nederland NV
3.950%, 11/09/2022	5,000,000	5,037,795
Rabobank Nederland NV (11.000% to
06/30/2019, then 3 month
LIBOR + 10.868%)
06/30/2019 (Q)(S)	14,362,000	19,209,175
Royal Bank of Scotland Group PLC
6.125%, 12/15/2022	10,435,000	10,799,995
6.400%, 10/21/2019	19,180,000	22,911,833
Santander Holdings USA, Inc.
4.625%, 04/19/2016	2,595,000	2,775,267
Sberbank of Russia
6.125%, 02/07/2022 (S)	4,250,000	4,749,375
SunTrust Banks, Inc.
3.500%, 01/20/2017	19,690,000	21,090,589
Swedbank AB
2.125%, 09/29/2017 (S)	12,825,000	12,984,543
Teachers Insurance & Annuity Association of
America
6.850%, 12/16/2039 (S)	13,160,000	17,587,695
The Bear Stearns Companies LLC
7.250%, 02/01/2018	325,000	404,069
The Chubb Corp. (6.375% until 04/15/2017,
then 3 month LIBOR + 2.250%)
03/29/2067	16,865,000	18,530,419
The Goldman Sachs Group, Inc.
5.250%, 07/27/2021	32,530,000	36,881,408
6.750%, 10/01/2037	15,975,000	17,926,234
The Hanover Insurance Group, Inc.
6.375%, 06/15/2021	3,160,000	3,651,361

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
U.S. Bancorp
3.442%, 02/01/2016	$18,395,000	$19,579,914
UBS AG
7.625%, 08/17/2022	12,675,000	14,172,501
Unum Group
5.625%, 09/15/2020	4,762,000	5,521,987
7.125%, 09/30/2016	6,993,000	8,247,460
UnumProvident Finance Company PLC
6.850%, 11/15/2015 (S)	9,155,000	10,319,745
USB Realty Corp.
1.451%, 01/15/2017 (P)(Q)(S)	565,000	489,431
Ventas Realty LP
2.700%, 04/01/2020	6,110,000	6,135,185
4.000%, 04/30/2019	9,330,000	10,187,511
4.750%, 06/01/2021	18,423,000	20,486,468
Wachovia Bank NA
5.850%, 02/01/2037	8,975,000	10,869,999
WEA Finance LLC
6.750%, 09/02/2019 (S)	7,480,000	9,255,393
Wells Fargo & Company, Series K (7.980% to
03/15/2018, then 3 month LIBOR + 3.770%)
03/15/2018 (Q)	18,614,000	21,475,903
WR Berkley Corp.
5.375%, 09/15/2020	7,530,000	8,501,370

		1,318,534,839
Health Care - 1.2%
AbbVie, Inc.
2.900%, 11/06/2022 (S)	12,695,000	12,715,959
Medco Health Solutions, Inc.
7.125%, 03/15/2018	20,350,000	25,192,913
Mylan, Inc.
7.875%, 07/15/2020 (S)	15,750,000	18,382,455
Quest Diagnostics, Inc.
6.400%, 07/01/2017	10,000,000	11,694,870
WellPoint, Inc.
7.000%, 02/15/2019	17,835,000	22,315,598
Zoetis, Inc.
3.250%, 02/01/2023 (S)	6,300,000	6,393,435

		96,695,230
Industrials - 3.3%
Air Lease Corp.
4.500%, 01/15/2016	2,680,000	2,780,500
6.125%, 04/01/2017	4,985,000	5,396,263
America West Airlines 2000-1 Pass
Through Trust
8.057%, 07/02/2020	2,453,799	2,735,986
Continental Airlines 1997-4 Class A Pass
Through Trust
6.900%, 01/02/2018	6,612,015	7,174,036
Continental Airlines 1998-1 Class A Pass
Through Trust
6.648%, 09/15/2017	2,782,794	2,970,633
Continental Airlines 1999-1 Class A Pass
Through Trust
6.545%, 02/02/2019	4,194,600	4,635,033
Continental Airlines 2007-1 Class A Pass
Through Trust
5.983%, 04/19/2022	13,839,336	15,742,244
Continental Airlines 2010-1 Class A Pass
Through Trust
4.750%, 01/12/2021	2,852,660	3,130,795

38

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Delta Air Lines 2007-1 Class A Pass
Through Trust
6.821%, 08/10/2022	$17,282,309	$19,572,215
Delta Air Lines 2010-1 Class A Pass
Through Trust
6.200%, 07/02/2018	2,832,040	3,228,526
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 04/15/2019	8,310,663	9,183,282
Embraer Overseas, Ltd.
6.375%, 01/15/2020	7,410,000	8,568,183
ERAC USA Finance LLC
5.900%, 11/15/2015 (S)	6,756,000	7,572,199
General Electric Company
4.125%, 10/09/2042	6,335,000	6,363,007
Northwest Airlines 2002-1 Class G-2 Pass
Through Trust
6.264%, 11/20/2021	3,105,107	3,291,414
Northwest Airlines 2007-1 Class A Pass
Through Trust
7.027%, 11/01/2019	65,777	74,328
Odebrecht Finance, Ltd.
6.000%, 04/05/2023 (S)	9,041,000	10,125,920
7.125%, 06/26/2042 (S)	13,555,000	15,351,038
7.500%, 09/14/2015 (Q)(S)	5,520,000	5,878,800
Penske Truck Leasing Company LP
2.875%, 07/17/2018 (S)	11,600,000	11,834,239
3.750%, 05/11/2017 (S)	23,380,000	25,056,252
Ryder System, Inc.
3.500%, 06/01/2017	14,670,000	15,698,778
Textron, Inc.
5.600%, 12/01/2017	6,839,000	7,716,286
6.200%, 03/15/2015	4,000,000	4,357,008
7.250%, 10/01/2019	6,440,000	7,802,517
The ADT Corp.
2.250%, 07/15/2017 (S)	9,395,000	9,435,023
UAL 2009-2A Pass Through Trust
9.750%, 01/15/2017	8,649,779	10,033,744
US Airways 2012-1 Class A Pass
Through Trust
5.900%, 10/01/2024	5,100,000	5,699,250
Voto-Votorantim Overseas Trading
Operations NV
6.625%, 09/25/2019 (S)	12,010,000	13,811,500
Voto-Votorantim, Ltd.
6.750%, 04/05/2021 (S)	11,845,000	13,710,588

		258,929,587
Information Technology - 0.5%
Computer Sciences Corp.
4.450%, 09/15/2022	6,345,000	6,731,880
Fiserv, Inc.
4.625%, 10/01/2020	10,690,000	11,586,720
Xerox Corp.
5.625%, 12/15/2019	9,250,000	10,577,616
6.750%, 02/01/2017	9,042,000	10,437,841

		39,334,057
Materials - 2.0%
Allegheny Technologies, Inc.
5.950%, 01/15/2021	3,850,000	4,306,649
9.375%, 06/01/2019	10,435,000	13,440,332
ArcelorMittal
10.350%, 06/01/2019	10,110,000	12,772,954

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Braskem Finance, Ltd.
7.000%, 05/07/2020 (S)	$16,420,000	$18,521,760
CF Industries, Inc.
7.125%, 05/01/2020	17,015,000	21,092,543
Georgia-Pacific LLC
7.250%, 06/01/2028	4,420,000	5,814,258
Incitec Pivot Finance LLC
6.000%, 12/10/2019 (S)	9,055,000	10,513,598
International Paper Company
7.950%, 06/15/2018	13,633,000	17,553,333
9.375%, 05/15/2019	8,915,000	12,258,143
OJSC Novolipetsk Steel
4.450%, 02/19/2018 (S)	4,155,000	4,144,613
Westvaco Corp.
7.950%, 02/15/2031	11,325,000	13,839,173
Xstrata Canada Financial Corp.
3.600%, 01/15/2017 (S)	19,690,000	20,718,842

		154,976,198
Telecommunication Services - 1.8%
American Tower Corp.
4.700%, 03/15/2022	11,575,000	12,587,813
CenturyLink, Inc.
6.450%, 06/15/2021	7,735,000	8,203,811
7.600%, 09/15/2039	7,775,000	7,550,987
Crown Castle Towers LLC
4.883%, 08/15/2020 (S)	28,660,000	33,015,260
6.113%, 01/15/2020 (S)	12,065,000	14,771,228
SBA Tower Trust
2.933%, 12/15/2017 (S)	11,355,000	11,863,738
5.101%, 04/17/2017 (S)	11,983,000	13,481,175
Telecom Italia Capital SA
5.250%, 11/15/2013	5,000,000	5,104,305
6.999%, 06/04/2018	7,350,000	8,298,312
7.200%, 07/18/2036	8,125,000	8,106,459
Telefonica Emisiones SAU
2.582%, 04/26/2013	15,000,000	15,014,775
Verizon New York, Inc.
7.000%, 12/01/2033	7,030,000	7,238,362

		145,236,225
Utilities - 2.0%
Beaver Valley II Funding
9.000%, 06/01/2017	6,144,000	6,226,557
Constellation Energy Group, Inc.
5.150%, 12/01/2020	8,765,000	10,013,706
Electricite de France SA
5.250%, 01/29/2023 (P)(Q)(S)	6,025,000	5,989,567
Entergy Texas, Inc.
7.125%, 02/01/2019	19,840,000	24,610,270
Exelon Generation Company LLC
5.600%, 06/15/2042	5,810,000	6,305,099
6.250%, 10/01/2039	5,200,000	6,047,792
FirstEnergy Corp.
4.250%, 03/15/2023	9,940,000	10,060,413
GDF Suez
2.875%, 10/10/2022 (S)	9,660,000	9,623,978
Integrys Energy Group, Inc. (6.110% to
12/01/2016, then 3 month LIBOR + 2.120%)
12/01/2066	18,700,000	19,822,000
Israel Electric Corp., Ltd.
7.250%, 01/15/2019 (S)	4,435,000	5,094,551
ITC Holdings Corp.
6.050%, 01/31/2018 (S)	4,760,000	5,559,942

39

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
NextEra Energy Capital Holdings, Inc.
(6.650% to 06/15/2017, then 3 month
Libor + 2.125%)
06/15/2067	$5,090,000	$5,459,025
Oncor Electric Delivery Company LLC
5.000%, 09/30/2017	5,600,000	6,384,185
PNPP II Funding Corp.
9.120%, 05/30/2016	620,000	644,247
PPL WEM Holdings PLC
3.900%, 05/01/2016 (S)	10,295,000	10,875,617
Salton Sea Funding Corp., Series F
7.475%, 11/30/2018	12,419	13,043
Southern California Edison Company (6.250%
to 02/01/2022, then 3 month
LIBOR + 4.199%)
02/01/2022 (Q)	7,580,000	8,356,488
W3A Funding Corp.
8.090%, 01/02/2017	78,978	81,305
Wisconsin Energy Corp. (6.250% to
05/15/2017, then 3 month LIBOR + 2.113%)
05/15/2067	16,330,000	17,726,215

		158,894,000

TOTAL CORPORATE BONDS (Cost $2,650,447,341)		$2,800,539,518

MUNICIPAL BONDS - 0.1%
State of Illinois, GO 5.100%, 06/01/2033	10,215,000	10,091,603

TOTAL MUNICIPAL BONDS (Cost $9,497,196)		$10,091,603

CAPITAL PREFERRED SECURITIES - 0.7%
Financials - 0.7%
Allfirst Preferred Capital Trust
1.804%, 07/15/2029 (P)	55,000	45,650
Fifth Third Capital Trust IV (6.500% to
04/15/2017 then 3 month LIBOR + 1.368%)
04/15/2037	18,976,000	19,023,440
MetLife Capital Trust X
9.250%, 04/08/2038 (S)	7,305,000	10,190,475
PNC Financial Services Group, Inc. (6.750%
to 08/01/2021, then 3 month
LIBOR + 3.678%)
08/01/2021 (Q)	4,445,000	5,094,103
Sovereign Capital Trust VI
7.908%, 06/13/2036	275,000	286,000
State Street Capital Trust IV
1.280%, 06/15/2037 (P)	19,925,000	16,014,719
ZFS Finance USA Trust II (6.450% to
06/15/2016, then 3 month LIBOR + 2.000%)
12/15/2065 (S)	6,225,000	6,707,438

		57,361,825

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $53,209,639)		$57,361,825

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS - 11.6%

COMMERCIAL & RESIDENTIAL - 0.0%
Morgan Stanley Capital I Trust,
Series 2007-IQ13, Class A4
5.364%, 03/15/2044	$325,000	$370,629

U.S. GOVERNMENT AGENCY - 11.6%
Federal Home Loan Mortgage Corp.
Series K022, Class X1 IO,
1.309%, 07/25/2022	174,739,006	16,687,400
Series K017, Class X1 IO,
1.454%, 12/25/2021	80,394,614	7,935,109
Series K018, Class X1 IO,
1.464%, 01/25/2022	110,363,709	10,984,169
Series K708, Class X1 IO,
1.512%, 01/25/2019	167,006,564	12,793,204
Series K021, Class X1 IO,
1.514%, 06/25/2022	23,943,635	2,646,777
Series K709, Class X1 IO,
1.546%, 03/25/2019	97,060,897	7,669,461
Series K707, Class X1 IO,
1.559%, 12/25/2018	66,038,087	5,073,310
Series K710, Class X1 IO,
1.784%, 05/25/2019	73,758,158	6,857,960
Series 3833, Class LI IO,
2.173%, 10/15/2040	88,775,756	5,074,689
Series 4113, Class JH,
3.000%, 07/15/2039	52,454,915	54,493,313
Series 4094, Class QA,
3.000%, 11/15/2039	24,666,197	26,281,561
Series 4068, Class BH,
3.000%, 06/15/2040	31,055,350	32,481,629
Series 4060, Class HC,
3.000%, 03/15/2041	34,500,298	36,633,106
Series 4074, Class PA,
3.000%, 05/15/2041	35,897,807	37,753,544
Series 4065, Class QA,
3.000%, 08/15/2041	24,904,473	26,200,328
Series 4088, Class CA,
3.000%, 03/15/2042	35,945,114	38,070,297
Series 3956, Class DJ,
3.250%, 10/15/2036	52,193,041	53,476,990
Series 3972, Class PL IO,
3.500%, 11/15/2031	10,825,233	1,295,063
Series 4068, Class AP,
3.500%, 06/15/2040	37,583,663	39,772,084
Series 4027, Class TA,
3.500%, 07/15/2041	43,782,130	46,622,452
Series 4023, Class EA,
3.500%, 08/15/2041	21,283,956	22,701,149
Series 3630, Class BI IO,
4.000%, 05/15/2027	1,350,972	36,589
Series 3738, Class IC IO,
4.000%, 08/15/2029	9,225,573	553,537
Series 3738, Class MI IO,
4.000%, 09/15/2034	23,926,026	823,402
Series 3908, Class PA,
4.000%, 06/15/2039	14,383,354	15,304,766
Series 3943, Class DI IO,
4.000%, 11/15/2039	41,119,785	5,930,065
Series 3609, Class LI IO,
4.500%, 12/15/2024	18,203,364	1,419,526
Series 3623, Class LI IO,
4.500%, 01/15/2025	2,850,684	225,396

40

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 3747, Class HI IO,
4.500%, 07/15/2037	$75,297,197	$5,315,666
Series 3699, Class MI IO,
4.500%, 01/15/2038	34,282,700	3,004,131
Series 3794, Class PI IO,
4.500%, 02/15/2038	18,017,145	1,898,236
Series 3714, Class KI IO,
4.500%, 11/15/2039	19,626,759	2,005,158
Series 3927, Class IP IO,
4.500%, 06/15/2040	17,121,461	2,538,349
Series 3947, Class PA,
4.500%, 01/15/2041	16,738,373	18,582,021
Series 3934, Class PI IO,
4.500%, 07/15/2041	24,424,812	3,669,098
Series 4030, Class BI IO,
5.000%, 01/15/2042	21,715,442	3,930,914
Series 4077, Class IK IO,
5.000%, 07/15/2042	29,026,585	8,204,161
Series 3581, Class IO,
6.000%, 10/15/2039	2,661,774	371,941
Federal National Mortgage Association
Series 2012-110, Class MA,
3.000%, 07/25/2041	38,006,733	40,950,051
Series 2012-67, Class KG,
3.500%, 02/25/2041	11,482,218	12,578,483
Series 2011-146, Class MA,
3.500%, 08/25/2041	26,336,722	28,442,474
Series 2012-98, Class JP,
3.500%, 03/25/2042	34,044,752	36,944,854
Series 2012-120, Class PA,
3.500%, 10/25/2042	27,709,162	29,656,756
Series 2012-118, Class IC IO,
3.500%, 11/25/2042	43,040,536	10,213,795
Series 2012-118, Class IB IO,
3.500%, 11/25/2042	44,512,526	11,229,166
Series 2010-93, Class AI IO,
4.000%, 08/25/2020	6,709,046	541,329
Series 2010-14, Class IA IO,
4.000%, 08/25/2027	4,874,182	144,800
Series 2010-14, Class AI IO,
4.000%, 08/25/2027	3,167,645	94,103
Series 2010-36, Class BI IO,
4.000%, 03/25/2028	3,751,596	126,978
Series 2011-71, Class BA,
4.000%, 05/25/2037	21,783,306	23,063,118
Series 2009-66, Class EK,
4.000%, 09/25/2039	16,447,945	17,136,735
Series 402, Class 4 IO,
4.000%, 10/25/2039	9,483,869	1,042,974
Series 402, Class 3 IO,
4.000%, 11/25/2039	6,665,543	715,288
Series 2010-23, Class KA,
4.000%, 02/25/2040	10,910,276	11,437,449
Series 2011-49, Class LA,
4.000%, 05/25/2041	25,247,023	27,016,007
Series 398, Class C3 IO,
4.500%, 05/25/2039	6,034,348	536,421
Series 401, Class C2 IO,
4.500%, 06/25/2039	3,922,820	458,190
Series 402, Class 8 IO,
4.500%, 11/25/2039	14,485,309	1,970,517
Series 402, Class 7 IO,
4.500%, 11/25/2039	13,144,851	1,545,449

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY (continued)
Federal National Mortgage
Association (continued)
Series 2011-73, Class PI IO,
4.500%, 05/25/2041	$12,176,213	$1,816,240
Series 2012-21, Class IQ IO,
4.500%, 09/25/2041	41,657,028	7,721,759
Series 2008-17, Class DP,
4.750%, 02/25/2038	16,111,911	17,517,804
Series 2010-13, Class KI IO,
5.000%, 12/25/2018	8,498,568	646,907
Series 2009-47, Class EI IO,
5.000%, 08/25/2019	4,903,567	416,265
Series 2010-45, Class AI IO,
5.000%, 02/25/2021	16,942,317	1,465,822
Series 366, Class 24 IO,
5.000%, 10/01/2035	8,092,963	723,973
Series 2010-68, Class CI IO,
5.000%, 11/25/2038	22,793,071	2,571,954
Series 407, Class 21 IO,
5.000%, 01/25/2039	13,803,644	1,413,682
Series 2009-50, Class GI IO,
5.000%, 05/25/2039	8,574,890	963,006
Series 407, Class 15 IO,
5.000%, 01/25/2040	21,257,608	3,052,906
Series 407, Class 16 IO,
5.000%, 01/25/2040	4,171,541	508,566
Series 407, Class 17 IO,
5.000%, 01/25/2040	3,945,111	495,369
Series 407, Class 7 IO,
5.000%, 03/25/2041	16,423,143	2,426,576
Series 407, Class 8 IO,
5.000%, 03/25/2041	7,650,356	1,119,260
Series 407, Class C6 IO,
5.500%, 01/25/2040	37,779,167	6,350,541
Government National Mortgage Association
Series 2012-114, Class IO,
1.027%, 01/16/2053	58,105,623	5,697,314
Series 2013-6, Class AI IO,
3.500%, 08/20/2039	69,128,081	13,937,770
Series 2009-103, Class DC,
3.500%, 09/16/2039	7,231,340	7,680,385
Series 2013-42, Class IO,
3.500%, 03/20/2043	32,620,000	4,811,450
Series 2009-69, Class PC,
4.000%, 07/16/2039	12,164,021	12,953,406
Series 2009-40, Class BI IO,
4.500%, 09/20/2036	30,999,590	3,114,070
Series 2009-123, Class DI, IO,
4.500%, 07/20/2037	9,648,430	758,473
Series 2010-78, Class AI IO,
4.500%, 04/20/2039	12,284,568	697,609
Series 5927, Class AI,
4.500%, 08/01/2041	4,807,756	5,248,154

		925,270,749

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $957,272,186)		$925,641,378

41

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES - 0.2%
Financials - 0.2%
PNC Financial Services Group, Inc. (6.135%
to 05/01/22, then 3 month
LIBOR + 4.067%),
	534,775	14,797,224

TOTAL PREFERRED SECURITIES (Cost $13,369,375)		$14,797,224

SHORT-TERM INVESTMENTS - 6.4%
Repurchase Agreement - 6.4%
Barclays Tri-Party Repurchase Agreement
dated 03/28/2013 at 0.150% to be
repurchased at $145,164,419 on 04/01/2013,
collateralized by $147,886,500
U.S. Treasury Notes, 0.250% due
06/30/2014 (valued at $148,067,784,
including interest)	$145,162,000	$145,162,000
Repurchase Agreement with State Street Corp.
dated 03/28/2013 at 0.010% to be
repurchased at $363,342,404 on 04/01/2013,
collateralized by $354,370,000
U.S. Treasury Notes, 0.250% to 3.250% due
05/31/2015 to 06/30/2016 (valued at
$370,610,249, including interest)	363,342,000	363,342,000

		508,504,000

TOTAL SHORT-TERM INVESTMENTS (Cost $508,504,000)		$508,504,000

Total Investments (Bond Trust) (Cost $8,082,648,469) - 103.3%		$8,245,218,675
Other assets and liabilities, net - (3.3%)		(264,687,395)

TOTAL NET ASSETS - 100.0%		$7,980,531,280

Bond PS Series
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 50.1%
U.S. Government - 18.5%
U.S. Treasury Bonds 2.750%, 11/15/2042	$4,770,000	$4,430,882
U.S. Treasury Notes
0.500%, 07/31/2017	3,820,000	3,799,406
0.625%, 08/31/2017 to 11/30/2017	4,355,000	4,349,673
0.875%, 12/31/2016 to 01/31/2018	11,375,000	11,507,814
1.000%, 03/31/2017	3,500,000	3,561,796
2.000%, 02/15/2023	6,591,000	6,679,570
2.625%, 08/15/2020	9,180,000	10,034,888
U.S. Treasury Strips, PO 2.946%, 11/15/2030	1,215,000	719,681

		45,083,710
U.S. Government Agency - 31.6%
Federal Home Loan Mortgage Corp.
1.750%, 05/30/2019	1,175,000	1,209,334
2.658%, 11/01/2041 (P)	972,132	1,011,631
3.500%, 05/01/2042	2,191,588	2,313,302
4.000%, 11/01/2041	3,690,139	3,921,493
4.500%, 10/01/2040 to 03/01/2041	1,146,946	1,229,801
5.000%, 04/01/2041	550,299	594,903
5.500%, 10/01/2039	499,506	540,950
6.500%, 12/01/2036 to 09/01/2039	1,467,715	1,639,254
Federal National Mortgage Association
1.918%, 08/01/2042 (P)	1,849,090	1,916,445

Bond PS Series (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
2.494%, 02/01/2042 (P)	$480,198	$503,002
2.602%, 02/01/2042 (P)	576,922	604,364
3.000%, TBA (C)	6,240,000	6,436,660
3.000%, 07/01/2027 to 02/01/2043	4,561,583	4,696,645
3.012%, 02/01/2042 (P)	406,209	424,724
3.500%, TBA (C)	1,500,000	1,583,657
3.500%, 02/01/2026 to 10/01/2042	6,987,351	7,403,250
3.905%, 02/01/2040 (P)	509,961	538,884
4.000%, 09/01/2041 to 05/01/2042	2,548,743	2,759,494
4.500%, 09/01/2039 to 02/01/2042	15,360,004	16,614,174
5.000%, 04/01/2035 to 07/01/2041	10,701,653	11,674,710
5.500%, 02/01/2035 to 01/01/2039	2,970,904	3,257,130
6.000%, 01/01/2037 to 06/01/2040	4,078,985	4,485,245
6.500%, 10/01/2037 to 11/01/2037	1,036,594	1,155,963
Government National Mortgage Association
4.000%, 05/15/2041	579,292	631,542

		77,146,557

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $121,685,569)		$122,230,267

FOREIGN GOVERNMENT
OBLIGATIONS - 0.1%
South Korea - 0.1%
Korea Development Bank 4.000%, 09/09/2016	300,000	326,624

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $326,478)		$326,624

CORPORATE BONDS - 33.3%
Consumer Discretionary - 3.0%
Best Buy Company, Inc.
7.250%, 07/15/2013	270,000	274,050
CBS Corp.
7.875%, 07/30/2030	395,000	522,850
DIRECTV Holdings LLC
5.875%, 10/01/2019	748,000	886,401
Expedia, Inc.
5.950%, 08/15/2020	375,000	417,194
Ford Motor Company
4.750%, 01/15/2043	295,000	275,021
6.625%, 10/01/2028	85,000	98,084
Ford Motor Credit Company LLC
5.000%, 05/15/2018	431,000	474,924
5.875%, 08/02/2021	1,148,000	1,314,025
8.000%, 12/15/2016	285,000	341,717
Hyundai Capital Services, Inc.
4.375%, 07/27/2016 (S)	380,000	410,707
Hyundai Motor Manufacturing
4.500%, 04/15/2015 (S)	200,000	212,153
Kia Motors Corp.
3.625%, 06/14/2016 (S)	200,000	211,473
Macy’s Retail Holdings, Inc.
7.875%, 08/15/2036	193,000	215,069
News America, Inc.
6.150%, 03/01/2037	175,000	205,631
6.400%, 12/15/2035	90,000	108,936
Nissan Motor Acceptance Corp.
1.950%, 09/12/2017 (S)	370,000	375,609
QVC, Inc.
4.375%, 03/15/2023 (S)	260,000	263,032

42

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Bond PS Series (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
QVC, Inc. (continued)
5.125%, 07/02/2022	$60,000	$63,599
Time Warner Cable, Inc.
8.250%, 04/01/2019	405,000	527,458

		7,197,933
Consumer Staples - 1.1%
Bunge, Ltd. Finance Corp.
4.100%, 03/15/2016	515,000	550,858
8.500%, 06/15/2019	265,000	341,758
ConAgra Foods, Inc.
3.200%, 01/25/2023	280,000	279,290
Pernod-Ricard SA
2.950%, 01/15/2017 (S)	285,000	299,442
Safeway, Inc.
3.400%, 12/01/2016	460,000	485,103
7.250%, 02/01/2031	255,000	292,962
The Kroger Company
6.400%, 08/15/2017	425,000	507,821

		2,757,234
Energy - 3.4%
Anadarko Petroleum Corp.
8.700%, 03/15/2019	395,000	532,076
Boardwalk Pipelines LP
5.500%, 02/01/2017	175,000	195,435
DCP Midstream LLC
9.750%, 03/15/2019 (S)	425,000	559,980
DCP Midstream Operating LP
2.500%, 12/01/2017	325,000	330,087
3.875%, 03/15/2023	190,000	191,168
Energy Transfer Partners LP
5.200%, 02/01/2022	275,000	308,948
9.700%, 03/15/2019	275,000	370,872
Enterprise Products Operating LLC
6.500%, 01/31/2019	955,000	1,186,294
6.650%, 04/15/2018	150,000	185,304
Kerr-McGee Corp.
6.950%, 07/01/2024	605,000	758,419
Kinder Morgan Energy Partners LP
7.750%, 03/15/2032	270,000	361,485
NuStar Logistics LP
8.150%, 04/15/2018	179,000	204,883
ONEOK Partners LP
6.150%, 10/01/2016	318,000	367,911
Petrohawk Energy Corp.
6.250%, 06/01/2019	595,000	675,982
Petroleos Mexicanos
4.875%, 01/24/2022	310,000	343,325
Rowan Companies, Inc.
4.875%, 06/01/2022	275,000	299,119
Suncor Energy, Inc.
6.100%, 06/01/2018	275,000	332,798
TransCanada Pipelines, Ltd. (6.350% to
05/15/2017, then 3 month LIBOR + 2.210%)
05/15/2067	400,000	426,845
Williams Partners LP
5.250%, 03/15/2020	530,000	604,300

		8,235,231
Financials - 15.7%
Abbey National Treasury Services PLC
4.000%, 04/27/2016	495,000	526,414

Bond PS Series (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Aflac, Inc.
8.500%, 05/15/2019	$345,000	$466,503
American Campus Communities Operating
Partnership LP
3.750%, 04/15/2023	275,000	276,799
American International Group, Inc.
8.250%, 08/15/2018	550,000	712,854
Aon PLC
4.250%, 12/12/2042 (S)	130,000	125,753
AXA SA
8.600%, 12/15/2030	250,000	320,925
AXA SA (6.379% to 12/14/2036, then
3 month LIBOR + 2.256%)
12/14/2036 (Q)(S)	350,000	347,375
Banco de Credito del Peru
4.750%, 03/16/2016 (S)	250,000	268,750
Bank of America Corp.
3.300%, 01/11/2023	220,000	217,095
5.000%, 05/13/2021	570,000	639,307
6.500%, 08/01/2016	190,000	218,840
Bank of America NA
5.300%, 03/15/2017	100,000	112,088
Barclays Bank PLC
6.050%, 12/04/2017 (S)	505,000	563,111
6.750%, 05/22/2019	530,000	659,598
10.179%, 06/12/2021 (S)	105,000	140,634
BioMed Realty LP
6.125%, 04/15/2020	50,000	58,630
Boston Properties LP
3.700%, 11/15/2018	185,000	202,955
Brandywine Operating Partnership LP
7.500%, 05/15/2015	355,000	397,651
Capital One Financial Corp.
4.750%, 07/15/2021	415,000	468,548
Citigroup, Inc.
4.500%, 01/14/2022	315,000	350,452
8.500%, 05/22/2019	395,000	526,503
CNA Financial Corp.
5.875%, 08/15/2020	230,000	270,909
7.250%, 11/15/2023	415,000	528,648
DDR Corp.
4.625%, 07/15/2022	75,000	81,183
7.875%, 09/01/2020	90,000	114,492
Discover Bank
7.000%, 04/15/2020	326,000	406,021
Discover Financial Services
5.200%, 04/27/2022	450,000	506,377
First Horizon National Corp.
5.375%, 12/15/2015	745,000	810,415
General Electric Capital Corp.
4.375%, 09/16/2020	310,000	346,391
5.550%, 05/04/2020	145,000	173,034
6.000%, 08/07/2019	735,000	892,821
Goodman Funding Pty, Ltd.
6.375%, 04/15/2021 (S)	370,000	428,484
Hartford Financial Services Group, Inc.
5.500%, 03/30/2020	130,000	151,699
6.000%, 01/15/2019	61,000	72,808
HCP, Inc.
5.375%, 02/01/2021	195,000	226,645
5.625%, 05/01/2017	455,000	522,834
Health Care REIT, Inc.
4.125%, 04/01/2019	205,000	222,353

43

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Bond PS Series (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Health Care REIT, Inc. (continued)
4.700%, 09/15/2017	$185,000	$207,464
4.950%, 01/15/2021	110,000	122,364
6.125%, 04/15/2020	525,000	621,023
6.200%, 06/01/2016	50,000	56,976
Healthcare Realty Trust, Inc.
6.500%, 01/17/2017	425,000	489,312
Highwoods Realty LP
5.850%, 03/15/2017	545,000	611,620
Host Hotels & Resorts LP
3.750%, 10/15/2023	130,000	130,508
ICICI Bank, Ltd.
4.700%, 02/21/2018 (S)	290,000	306,220
5.750%, 11/16/2020 (S)	200,000	220,299
International Lease Finance Corp.
7.125%, 09/01/2018 (S)	255,000	299,625
Jefferies Group, Inc.
6.875%, 04/15/2021	435,000	507,793
8.500%, 07/15/2019	145,000	180,512
Jones Lang Lasalle, Inc.
4.400%, 11/15/2022	105,000	108,088
JPMorgan Chase & Company
4.250%, 10/15/2020	610,000	669,694
4.625%, 05/10/2021	765,000	855,562
JPMorgan Chase & Company (7.900% to
04/30/2018, then 3 month LIBOR + 3.470%)
04/30/2018 (Q)	385,000	442,506
Liberty Mutual Group, Inc.
5.000%, 06/01/2021 (S)	550,000	604,007
Lincoln National Corp.
4.200%, 03/15/2022	175,000	190,085
8.750%, 07/01/2019	265,000	359,364
Lincoln National Corp. (6.050% to
04/20/2017, then 3 month LIBOR + 2.040%)
04/20/2067	305,000	306,525
Lincoln National Corp. (7.000% to
05/17/2016, then 3 month LIBOR + 2.358%)
05/17/2066	110,000	112,750
Macquarie Bank, Ltd.
6.625%, 04/07/2021 (S)	150,000	167,711
Macquarie Group, Ltd.
6.000%, 01/14/2020 (S)	300,000	329,296
Merrill Lynch & Company, Inc.
6.875%, 04/25/2018	545,000	658,114
7.750%, 05/14/2038	315,000	420,417
MetLife, Inc.
6.400%, 12/15/2036	260,000	284,770
Moody’s Corp.
4.500%, 09/01/2022	195,000	201,096
Morgan Stanley
5.550%, 04/27/2017	620,000	701,267
5.750%, 01/25/2021	430,000	497,190
6.000%, 04/28/2015	145,000	157,946
6.375%, 07/24/2042	275,000	330,928
7.300%, 05/13/2019	425,000	526,196
Nippon Life Insurance Company
5.000%, 10/18/2042 (P)(S)	255,000	260,678
Nordea Bank AB
3.125%, 03/20/2017 (S)	550,000	581,787
Pacific LifeCorp.
6.000%, 02/10/2020 (S)	155,000	178,931
ProLogis International Funding II
4.875%, 02/15/2020 (S)	150,000	153,904

Bond PS Series (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
ProLogis LP
4.500%, 08/15/2017	$200,000	$219,967
6.250%, 03/15/2017	310,000	358,327
7.625%, 08/15/2014	100,000	108,101
Prudential Financial, Inc.
4.500%, 11/15/2020	535,000	601,668
5.200%, 03/15/2044 (P)	90,000	90,384
Prudential Financial, Inc. (5.875% to
09/15/2022, then 3 month LIBOR + 4.175%)
09/15/2042	315,000	335,475
Qwest Corp.
6.750%, 12/01/2021	645,000	743,097
Rabobank Nederland NV (11.000% to
06/30/2019, then 3 month
LIBOR + 10.868%)
06/30/2019 (Q)(S)	375,000	501,563
Royal Bank of Scotland Group PLC
6.125%, 12/15/2022	310,000	320,843
6.400%, 10/21/2019	550,000	657,013
Santander Holdings USA, Inc.
4.625%, 04/19/2016	250,000	267,367
Sberbank of Russia
6.125%, 02/07/2022 (S)	250,000	279,375
SunTrust Banks, Inc.
3.500%, 01/20/2017	645,000	690,880
Swedbank AB
2.125%, 09/29/2017 (S)	365,000	369,541
Teachers Insurance & Annuity Association of
America
6.850%, 12/16/2039 (S)	365,000	487,805
The Chubb Corp. (6.375% until 04/15/2017,
then 3 month LIBOR + 2.250%)
03/29/2067	420,000	461,475
The Goldman Sachs Group, Inc.
5.250%, 07/27/2021	935,000	1,060,071
6.750%, 10/01/2037	430,000	482,521
The Hanover Insurance Group, Inc.
6.375%, 06/15/2021	15,000	17,332
U.S. Bancorp
3.442%, 02/01/2016	370,000	393,834
UBS AG
7.625%, 08/17/2022	320,000	357,807
Unum Group
5.625%, 09/15/2020	135,000	156,545
7.125%, 09/30/2016	250,000	294,847
UnumProvident Finance Company PLC
6.850%, 11/15/2015 (S)	220,000	247,990
USB Realty Corp.
1.451%, 01/15/2017 (Q)(S)	100,000	86,625
Ventas Realty LP
2.700%, 04/01/2020	185,000	185,763
4.000%, 04/30/2019	335,000	365,790
4.750%, 06/01/2021	555,000	617,163
Wachovia Bank NA
5.850%, 02/01/2037	200,000	242,228
WEA Finance LLC
6.750%, 09/02/2019 (S)	155,000	191,790
Wells Fargo & Company, Series K (7.980% to
03/15/2018, then 3 month LIBOR + 3.770%)
03/15/2018 (Q)	544,000	627,640
WR Berkley Corp.
5.375%, 09/15/2020	220,000	248,380

		38,277,634

44

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Bond PS Series (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Health Care - 1.1%
AbbVie, Inc.
2.900%, 11/06/2022 (S)	$355,000	$355,586
Medco Health Solutions, Inc.
7.125%, 03/15/2018	565,000	699,459
Mylan, Inc.
7.875%, 07/15/2020 (S)	465,000	542,720
Quest Diagnostics, Inc.
6.400%, 07/01/2017	250,000	292,372
WellPoint, Inc.
7.000%, 02/15/2019	515,000	644,381
Zoetis, Inc.
3.250%, 02/01/2023 (S)	185,000	187,744

		2,722,262
Industrials - 3.3%
Air Lease Corp.
4.500%, 01/15/2016	75,000	77,813
6.125%, 04/01/2017	150,000	162,375
Continental Airlines 1997-4 Class A Pass
Through Trust
6.900%, 01/02/2018	92,491	100,353
Continental Airlines 1999-1 Class A Pass
Through Trust
6.545%, 02/02/2019	124,509	137,582
Continental Airlines 2010-1 Class A Pass
Through Trust
4.750%, 01/12/2021	27,696	30,396
Continental Airlines 2012-2 Class B Pass
Through Trust
5.500%, 10/29/2020	2,000,000	2,090,000
Delta Air Lines 2007-1 Class A Pass
Through Trust
6.821%, 08/10/2022	536,696	607,809
Delta Air Lines 2010-1 Class A Pass
Through Trust
6.200%, 07/02/2018	60,342	68,790
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 04/15/2019	190,354	210,341
Embraer Overseas, Ltd.
6.375%, 01/15/2020	180,000	208,134
ERAC USA Finance LLC
5.900%, 11/15/2015 (S)	68,000	76,215
General Electric Company
4.125%, 10/09/2042	170,000	170,752
Odebrecht Finance, Ltd.
6.000%, 04/05/2023 (S)	336,000	376,320
7.125%, 06/26/2042 (S)	400,000	453,000
7.500%, 09/14/2015 (Q)(S)	100,000	106,500
Penske Truck Leasing Company LP
2.875%, 07/17/2018 (S)	355,000	362,169
3.750%, 05/11/2017 (S)	795,000	851,998
Ryder System, Inc.
3.500%, 06/01/2017	330,000	353,142
Textron, Inc.
5.600%, 12/01/2017	150,000	169,242
6.200%, 03/15/2015	70,000	76,248
7.250%, 10/01/2019	145,000	175,678
The ADT Corp.
2.250%, 07/15/2017 (S)	270,000	271,150
UAL 2009-2A Pass Through Trust
9.750%, 01/15/2017	129,932	150,721

Bond PS Series (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
US Airways 2012-1 Class A Pass
Through Trust
5.900%, 10/01/2024	$100,000	$111,750
Voto-Votorantim Overseas Trading
Operations NV
6.625%, 09/25/2019 (S)	300,000	345,000
Voto-Votorantim, Ltd.
6.750%, 04/05/2021 (S)	300,000	347,250

		8,090,728
Information Technology - 0.5%
Computer Sciences Corp.
4.450%, 09/15/2022	175,000	185,670
Fiserv, Inc.
4.625%, 10/01/2020	325,000	352,262
Xerox Corp.
5.625%, 12/15/2019	285,000	325,905
6.750%, 02/01/2017	197,000	227,411

		1,091,248
Materials - 1.8%
Allegheny Technologies, Inc.
5.950%, 01/15/2021	300,000	335,583
9.375%, 06/01/2019	320,000	412,162
ArcelorMittal
10.350%, 06/01/2019	275,000	347,434
Braskem Finance, Ltd.
7.000%, 05/07/2020 (S)	600,000	676,800
CF Industries, Inc.
7.125%, 05/01/2020	480,000	595,029
Georgia-Pacific LLC
7.250%, 06/01/2028	90,000	118,390
Incitec Pivot Finance LLC
6.000%, 12/10/2019 (S)	180,000	208,995
International Paper Company
7.950%, 06/15/2018	400,000	515,025
9.375%, 05/15/2019	200,000	275,000
Westvaco Corp.
7.950%, 02/15/2031	310,000	378,821
Xstrata Canada Financial Corp.
3.600%, 01/15/2017 (S)	470,000	494,558

		4,357,797
Telecommunication Services - 1.7%
American Tower Corp.
4.700%, 03/15/2022	350,000	380,625
CenturyLink, Inc.
6.450%, 06/15/2021	410,000	434,850
7.600%, 09/15/2039	190,000	184,526
Crown Castle Towers LLC
4.883%, 08/15/2020 (S)	970,000	1,117,404
6.113%, 01/15/2020 (S)	200,000	244,861
SBA Tower Trust
2.933%, 12/15/2017 (S)	275,000	287,321
5.101%, 04/17/2017 (S)	380,000	427,510
Telecom Italia Capital SA
5.250%, 11/15/2013	85,000	86,773
6.999%, 06/04/2018	280,000	316,126
7.200%, 07/18/2036	150,000	149,658
Telefonica Emisiones SAU
2.582%, 04/26/2013	400,000	400,394
Verizon New York, Inc.
7.000%, 12/01/2033	195,000	200,780

		4,230,828

45

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Bond PS Series (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities - 1.7%
Constellation Energy Group, Inc.
5.150%, 12/01/2020	$255,000	$291,329
Electricite de France SA
5.250%, 01/29/2023 (Q)(S)	180,000	178,941
Entergy Texas, Inc.
7.125%, 02/01/2019	660,000	818,688
Exelon Generation Company LLC
5.600%, 06/15/2042	145,000	157,356
6.250%, 10/01/2039	105,000	122,119
FirstEnergy Corp.
4.250%, 03/15/2023	305,000	308,695
GDF Suez
2.875%, 10/10/2022 (S)	260,000	259,030
Integrys Energy Group, Inc. (6.110% to
12/01/2016, then 3 month LIBOR + 2.120%)
12/01/2066	530,000	561,800
Israel Electric Corp., Ltd.
7.250%, 01/15/2019 (S)	100,000	114,872
NextEra Energy Capital Holdings, Inc.
(6.650% to 06/15/2017, then 3 month
LIBOR + 2.125%)
06/15/2067	155,000	166,238
Oncor Electric Delivery Company LLC
5.000%, 09/30/2017	300,000	342,010
PNPP II Funding Corp.
9.120%, 05/30/2016	71,000	73,777
PPL WEM Holdings PLC
3.900%, 05/01/2016 (S)	290,000	306,355
Southern California Edison Company (6.250%
to 02/01/2022, then 3 month
LIBOR + 4.199%)
02/01/2022 (Q)	140,000	154,341
Wisconsin Energy Corp. (6.250% to
05/15/2017, then 3 month LIBOR + 2.113%)
05/15/2067	300,000	325,650

		4,181,201

TOTAL CORPORATE BONDS (Cost $77,706,130)		$81,142,096

CAPITAL PREFERRED SECURITIES - 0.6%
Financials - 0.6%
Fifth Third Capital Trust IV (6.500% to
04/15/2017 then 3 month LIBOR + 1.368%)
04/15/2037	625,000	626,563
MetLife Capital Trust X
9.250%, 04/08/2038 (S)	270,000	376,650
PNC Financial Services Group, Inc. (6.750%
to 08/01/2021, then 3 month
LIBOR + 3.678%)
08/01/2021 (Q)	90,000	103,143
State Street Capital Trust IV
1.280%, 06/15/2037 (P)	465,000	373,744
ZFS Finance USA Trust II (6.450% to
06/15/2016, then 3 month LIBOR + 2.000%)
12/15/2065 (S)	75,000	80,813

		1,560,913

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $1,447,063)		$1,560,913

MUNICIPAL BONDS - 0.1%
State of Illinois, GO 5.100%, 06/01/2033	240,000	237,101

TOTAL MUNICIPAL BONDS (Cost $224,813)		$237,101

Bond PS Series (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS - 10.9%
U.S. Government Agency - 10.9%
Federal Home Loan Mortgage Corp.
Series K022, Class X1 IO,
1.309%, 07/25/2022	$5,051,155	$482,380
Series K017, Class X1 IO,
1.454%, 12/25/2021	1,941,516	191,632
Series K018, Class X1 IO,
1.464%, 01/25/2022	2,206,580	219,614
Series K708, Class X1 IO,
1.512%, 01/25/2019	3,565,426	273,122
Series K021, Class X1 IO,
1.514%, 06/25/2022	667,846	73,825
Series K709, Class X1 IO,
1.546%, 03/25/2019	2,155,471	170,319
Series K707, Class X1 IO,
1.559%, 12/25/2018	1,379,737	105,997
Series K710, Class X1 IO,
1.784%, 05/25/2019	1,755,672	163,241
Series 288, Class IO,
3.000%, 10/15/2027	2,870,787	319,574
Series 4113, Class JH,
3.000%, 07/15/2039	1,450,547	1,506,915
Series 4094, Class QA,
3.000%, 11/15/2039	966,165	1,029,438
Series 4068, Class BH,
3.000%, 06/15/2040	690,652	722,371
Series 4060, Class HC,
3.000%, 03/15/2041	794,306	843,410
Series 4074, Class PA,
3.000%, 05/15/2041	1,273,280	1,339,102
Series 4065, Class QA,
3.000%, 08/15/2041	546,422	574,854
Series 4088, Class CA,
3.000%, 03/15/2042	1,297,216	1,373,911
Series 3956, Class DJ,
3.250%, 10/15/2036	1,231,829	1,262,132
Series 4136, Class IH IO,
3.500%, 09/15/2027	2,544,717	381,708
Series 3972, Class PL IO,
3.500%, 11/15/2031	2,133,567	255,246
Series 290, Class IO,
3.500%, 11/15/2032	2,970,508	621,946
Series 4068, Class AP,
3.500%, 06/15/2040	831,561	879,981
Series 4027, Class TA,
3.500%, 07/15/2041	910,270	969,323
Series 4023, Class EA,
3.500%, 08/15/2041	903,235	963,377
Series 3908, Class PA,
4.000%, 06/15/2039	248,193	264,092
Series 3943, Class DI IO,
4.000%, 11/15/2039	1,791,047	258,295
Series 3940, Class PA,
4.000%, 02/15/2041	2,523,358	2,635,448
Series 3830, Class NI IO,
4.500%, 01/15/2036	2,358,051	261,568
Series 3927, Class IP IO,
4.500%, 06/15/2040	830,926	123,189
Series 3947, Class PA,
4.500%, 01/15/2041	445,170	494,203
Series 3934, Class PI IO,
4.500%, 07/15/2041	855,311	128,485

46

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Bond PS Series (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 4030, Class BI IO,
5.000%, 01/15/2042	$443,353	$80,255
Series 4077, Class IK IO,
5.000%, 07/15/2042	794,540	224,571
Federal National Mortgage Association
Series 2012-110, Class MA,
3.000%, 07/25/2041	1,040,877	1,121,484
Series 2012-137, Class WI IO,
3.500%, 12/25/2032	1,776,515	354,723
Series 2012-67, Class KG,
3.500%, 02/25/2041	255,518	279,913
Series 2011-146, Class MA,
3.500%, 08/25/2041	941,531	1,016,811
Series 2012-98, Class JP,
3.500%, 03/25/2042	828,458	899,030
Series 2012-120, Class PA,
3.500%, 10/25/2042	764,221	817,935
Series 2012-118, Class IC IO,
3.500%, 11/25/2042	1,484,156	352,200
Series 2012-118, Class IB IO,
3.500%, 11/25/2042	1,222,165	308,315
Series 2010-93, Class AI IO,
4.000%, 08/25/2020	203,304	16,404
Series 2011-71, Class BA,
4.000%, 05/25/2037	608,752	644,518
Series 2011-49, Class LA,
4.000%, 05/25/2041	117,149	125,357
Series 2011-73, Class PL IO,
4.500%, 05/25/2041	800,872	119,460
Series 2012-21, Class IQ IO,
4.500%, 09/25/2041	880,616	163,235
Series 407, Class 21 IO,
5.000%, 01/25/2039	64,624	6,618
Series 407, Class 15 IO,
5.000%, 01/25/2040	92,096	13,226
Series 407, Class 16 IO,
5.000%, 01/25/2040	47,675	5,812
Series 407, Class 17 IO,
5.000%, 01/25/2040	57,242	7,188
Series 407, Class C6 IO,
5.500%, 01/25/2040	1,652,343	277,753
Government National Mortgage Association
Series 2012-114, Class IO,
1.027%, 01/16/2053	1,640,338	160,837
Series 2013-6, Class AI IO,
3.500%, 08/20/2039	2,048,203	412,964
Series 2013-42, Class IO,
3.500%, 03/20/2043	1,003,940	148,071

		26,445,378

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $26,525,061)		$26,445,378

SHORT-TERM INVESTMENTS - 11.1%
Repurchase Agreement - 9.0%
Repurchase Agreement with State Street Corp.
dated 3/28/13 at 0.010% to be repurchased
at $21,996,024 on 4/1/13, collateralized by
$21,870,000 United States Treasury Notes,
1.875% due 4/30/14 (valued at $22,436,608,
including interest)	21,996,000	21,996,000

Bond PS Series (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
U.S. Government - 2.1%
U.S. Treasury Bill 0.147%, 05/02/2013 *	$5,000,000	$4,999,805

TOTAL SHORT-TERM INVESTMENTS (Cost $26,995,375)		$26,995,805

Total Investments (Bond PS Series)
(Cost $254,910,489) - 106.2%		$258,938,184
Other assets and liabilities, net - (6.2%)		(15,026,164)

TOTAL NET ASSETS - 100.0%		$243,912,020

Capital Appreciation Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 100.0%
Consumer Discretionary - 21.4%
Hotels, Restaurants & Leisure - 4.4%
Chipotle Mexican Grill, Inc. (I)(L)	38,404	$12,514,711
Dunkin’ Brands Group, Inc. (L)	347,992	12,833,945
Starbucks Corp.	155,746	8,871,292
Yum! Brands, Inc.	189,922	13,662,989

		47,882,937
Internet & Catalog Retail - 5.0%
Amazon.com, Inc. (I)	122,885	32,747,624
priceline.com, Inc. (I)	31,378	21,585,868

		54,333,492
Media - 2.2%
Discovery Communications, Inc., Class A (I)	69,343	5,460,068
The Walt Disney Company	329,096	18,692,653

		24,152,721
Specialty Retail - 4.0%
Inditex SA	156,997	20,922,112
TJX Companies, Inc.	476,801	22,290,447

		43,212,559
Textiles, Apparel & Luxury Goods - 5.8%
Lululemon Athletica, Inc. (I)(L)	141,331	8,811,988
Luxottica Group SpA	255,552	12,835,798
NIKE, Inc., Class B	402,307	23,740,136
Ralph Lauren Corp.	109,470	18,534,366

		63,922,288

		233,503,997
Consumer Staples - 7.5%
Beverages - 1.2%
Diageo PLC, ADR	107,027	13,468,278
Food & Staples Retailing - 3.5%
Costco Wholesale Corp.	208,788	22,154,495
Whole Foods Market, Inc.	179,228	15,548,029

		37,702,524
Food Products - 1.2%
Mondelez International, Inc., Class A	425,949	13,038,299
Personal Products - 1.6%
The Estee Lauder Companies, Inc., Class A	274,907	17,602,295

		81,811,396

47

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy - 4.3%
Energy Equipment & Services - 1.9%
FMC Technologies, Inc. (I)	124,087	$6,749,092
Schlumberger, Ltd.	187,836	14,067,038

		20,816,130
Oil, Gas & Consumable Fuels - 2.4%
Concho Resources, Inc. (I)	151,456	14,756,358
EOG Resources, Inc.	86,481	11,075,622

		25,831,980

		46,648,110
Financials - 2.7%
Capital Markets - 2.7%
Morgan Stanley	671,943	14,769,307
The Goldman Sachs Group, Inc.	100,431	14,778,422

		29,547,729

		29,547,729
Health Care - 19.5%
Biotechnology - 8.1%
Alexion Pharmaceuticals, Inc. (I)	178,436	16,441,093
Biogen Idec, Inc. (I)	125,576	24,224,866
Celgene Corp. (I)	96,377	11,171,058
Gilead Sciences, Inc. (I)	421,097	20,604,276
Vertex Pharmaceuticals, Inc. (I)	297,373	16,349,568

		88,790,861
Health Care Equipment & Supplies - 1.5%
Abbott Laboratories	298,665	10,548,848
Intuitive Surgical, Inc. (I)	12,635	6,206,186

		16,755,034
Health Care Providers & Services - 2.2%
Express Scripts Holding Company (I)	238,049	13,723,525
UnitedHealth Group, Inc.	188,781	10,800,161

		24,523,686
Life Sciences Tools & Services - 0.8%
Illumina, Inc. (I)(L)	155,315	8,387,010
Pharmaceuticals - 6.9%
Allergan, Inc.	195,592	21,833,935
Bristol-Myers Squibb Company	255,664	10,530,800
Novo Nordisk A/S, ADR	112,140	18,110,610
Perrigo Company (L)	79,628	9,454,232
Shire PLC, ADR	167,039	15,260,683

		75,190,260

		213,646,851
Industrials - 9.4%
Aerospace & Defense - 6.1%
Precision Castparts Corp.	117,103	22,205,071
Rolls-Royce Holdings PLC (I)	326,384	5,608,458
The Boeing Company	242,423	20,812,015
United Technologies Corp.	188,407	17,602,866

		66,228,410
Electrical Equipment - 0.6%
Roper Industries, Inc. (L)	51,504	6,556,974
Road & Rail - 2.7%
Canadian Pacific Railway, Ltd.	23,484	3,063,957
Kansas City Southern	74,163	8,224,677

Capital Appreciation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Road & Rail (continued)
Union Pacific Corp.	130,180	$18,538,934

		29,827,568

		102,612,952
Information Technology - 31.4%
Communications Equipment - 0.5%
QUALCOMM, Inc.	81,151	5,433,059
Computers & Peripherals - 4.7%
Apple, Inc.	86,814	38,426,481
EMC Corp. (I)	515,106	12,305,882

		50,732,363
Internet Software & Services - 8.7%
eBay, Inc. (I)	258,352	14,007,845
Facebook, Inc., Class A (I)(L)	438,479	11,216,293
Google, Inc., Class A (I)	50,365	39,991,321
LinkedIn Corp., Class A (I)	123,954	21,823,341
Rackspace Hosting, Inc. (I)(L)	143,824	7,260,236
Youku.com, Inc., ADR (I)(L)	16,332	273,888

		94,572,924
IT Services - 8.1%
IBM Corp.	84,657	18,057,338
Mastercard, Inc., Class A	76,657	41,481,402
Teradata Corp. (I)	88,946	5,204,230
Visa, Inc., Class A	142,395	24,184,367

		88,927,337
Semiconductors & Semiconductor Equipment - 2.8%
ARM Holdings PLC, ADR (L)	260,139	11,022,089
Avago Technologies, Ltd.	262,594	9,432,376
Broadcom Corp., Class A	298,886	10,362,378

		30,816,843
Software - 6.6%
Intuit, Inc.	216,345	14,203,049
Red Hat, Inc. (I)	278,893	14,100,830
Salesforce.com, Inc. (I)(L)	100,198	17,918,408
Splunk, Inc. (I)	131,864	5,278,516
VMware, Inc., Class A (I)	177,985	14,039,457
Workday, Inc., Class A (I)	110,957	6,838,280

		72,378,540

		342,861,066
Materials - 2.4%
Chemicals - 2.4%
Monsanto Company	248,476	26,246,520
Telecommunication Services - 1.4%
Diversified Telecommunication Services - 0.8%
American Tower Corp.	113,057	8,696,344
Wireless Telecommunication Services - 0.6%
Crown Castle International Corp. (I)	95,478	6,649,088

		15,345,432

TOTAL COMMON STOCKS (Cost $824,712,454)		$1,092,224,053

SECURITIES LENDING COLLATERAL - 4.0%
John Hancock Collateral
Investment Trust, 0.2481% (W)(Y)	4,405,676	44,095,093

TOTAL SECURITIES LENDING
COLLATERAL (Cost $44,094,781)		$44,095,093

48

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
State Street Institutional Treasury Money
Market Fund, 0.0000% (Y)	3,658,683	3,658,683

TOTAL SHORT-TERM INVESTMENTS (Cost $3,658,683)		$3,658,683

Total Investments (Capital Appreciation Trust)
(Cost $872,465,918) - 104.3%		$1,139,977,829
Other assets and liabilities, net - (4.3%)		(47,476,004)

TOTAL NET ASSETS - 100.0%		$1,092,501,825

Capital Appreciation Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 60.5%
Consumer Discretionary - 9.1%
Auto Components - 3.0%
Delphi Automotive PLC	85,800	$3,809,520
Johnson Controls, Inc.	58,500	2,051,595
TRW Automotive Holdings Corp. (I)	86,600	4,763,000

		10,624,115
Automobiles - 0.1%
General Motors Company (I)	11,500	319,930
Media - 2.1%
Omnicom Group, Inc.	64,800	3,816,720
The McGraw-Hill Companies, Inc.	18,000	937,440
The Walt Disney Company (D)	43,400	2,465,120

		7,219,280
Multiline Retail - 1.2%
Dollar General Corp. (I)	54,400	2,751,552
Dollar Tree, Inc. (I)	22,300	1,079,989
Kohl’s Corp.	5,600	258,328

		4,089,869
Specialty Retail - 2.7%
AutoZone, Inc. (I)	11,900	4,721,554
Lowe’s Companies, Inc.	123,900	4,698,288

		9,419,842

		31,673,036
Consumer Staples - 6.7%
Beverages - 1.2%
PepsiCo, Inc.	51,500	4,074,165
Food Products - 2.3%
General Mills, Inc.	72,700	3,584,837
Kellogg Company	59,000	3,801,370
Nestle SA	6,923	500,852

		7,887,059
Household Products - 1.5%
The Procter & Gamble Company (D)	68,637	5,289,167
Personal Products - 0.2%
Avon Products, Inc.	44,200	916,266
Tobacco - 1.5%
Philip Morris International, Inc. (D)	55,900	5,182,489

		23,349,146

Capital Appreciation Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy - 3.2%
Oil, Gas & Consumable Fuels - 3.2%
Anadarko Petroleum Corp.	14,600	$1,276,770
Apache Corp.	16,900	1,304,004
Chevron Corp.	6,800	807,976
Exxon Mobil Corp.	22,500	2,027,475
Range Resources Corp.	13,700	1,110,248
The Williams Companies, Inc. (D)	117,700	4,409,042

		10,935,515

		10,935,515
Financials - 10.8%
Capital Markets - 6.3%
Invesco, Ltd.	267,600	7,749,696
Northern Trust Corp.	41,100	2,242,416
State Street Corp.	112,500	6,647,625
TD Ameritrade Holding Corp.	257,500	5,309,650

		21,949,387
Commercial Banks - 1.7%
U.S. Bancorp (D)	177,800	6,032,754
Diversified Financial Services - 0.6%
JPMorgan Chase & Company (D)	41,200	1,955,352
Insurance - 2.2%
Marsh & McLennan Companies, Inc.	140,200	5,323,394
XL Group PLC	74,400	2,254,320

		7,577,714

		37,515,207
Health Care - 8.9%
Health Care Equipment & Supplies - 0.4%
DENTSPLY International, Inc.	28,600	1,213,212
Health Care Providers & Services - 2.8%
AmerisourceBergen Corp.	20,400	1,049,580
Henry Schein, Inc. (I)(L)	9,557	884,500
Laboratory Corp. of America Holdings (I)	14,000	1,262,800
McKesson Corp.	13,200	1,425,072
UnitedHealth Group, Inc.	88,200	5,045,922

		9,667,874
Life Sciences Tools & Services - 3.4%
Thermo Fisher Scientific, Inc.	156,400	11,963,036
Pharmaceuticals - 2.3%
Pfizer, Inc. (D)	267,870	7,730,728
Zoetis, Inc. (D)(I)	5,500	183,700

		7,914,428

		30,758,550
Industrials - 8.3%
Aerospace & Defense - 4.7%
Honeywell International, Inc.	49,200	3,707,220
United Technologies Corp.	137,100	12,809,253

		16,516,473
Industrial Conglomerates - 3.5%
Danaher Corp.	195,100	12,125,465
Machinery - 0.1%
Actuant Corp., Class A (L)	7,699	235,743

		28,877,681

49

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Information Technology - 10.6%
Communications Equipment - 0.2%
Cisco Systems, Inc. (D)	28,100	$587,571
Computers & Peripherals - 1.0%
Apple, Inc.	7,800	3,452,514
Electronic Equipment, Instruments & Components - 1.6%
TE Connectivity, Ltd.	135,900	5,698,287
Internet Software & Services - 1.5%
Google, Inc., Class A (I)	6,400	5,081,792
IT Services - 3.7%
Accenture PLC, Class A (D)	23,000	1,747,310
Fiserv, Inc. (I)	98,000	8,607,340
IBM Corp. (D)	11,300	2,410,290

		12,764,940
Semiconductors & Semiconductor Equipment - 1.9%
Texas Instruments, Inc.	187,800	6,663,144
Software - 0.7%
Microsoft Corp. (D)	24,800	709,528
Oracle Corp. (D)	60,000	1,940,400

		2,649,928

		36,898,176
Materials - 0.5%
Chemicals - 0.2%
Potash Corp. of Saskatchewan, Inc.	16,600	651,550
Containers & Packaging - 0.3%
Crown Holdings, Inc. (I)	29,400	1,223,334

		1,874,884
Utilities - 2.4%
Electric Utilities - 0.7%
Xcel Energy, Inc.	85,400	2,536,380
Independent Power Producers & Energy Traders - 0.2%
NRG Energy, Inc.	22,200	588,078
Multi-Utilities - 1.5%
PG&E Corp.	112,900	5,027,437

		8,151,895

TOTAL COMMON STOCKS (Cost $166,013,392)		$210,034,090

PREFERRED SECURITIES - 1.8%
Consumer Discretionary - 0.4%
Automobiles - 0.4%
General Motors Company, Series B, 4.750%	29,500	1,266,730
Consumer Staples - 0.1%
Food Products - 0.1%
H.J. Heinz Finance Company, 8.000% (S)	4	409,250
Financials - 0.7%
Commercial Banks - 0.2%
U.S. Bancorp (6.000% to 04/15/2017, then
3 month LIBOR + 4.861%)	15,000	417,600
U.S. Bancorp (6.500% to 01/15/2022, then
3 month LIBOR + 4.468%)	14,000	418,040

		835,640
Diversified Financial Services - 0.5%
AMG Capital Trust I, 5.100%	29,460	1,797,060

		2,632,700

Capital Appreciation Value Trust (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES (continued)
Utilities - 0.6%
Electric Utilities - 0.6%
PPL Corp., 8.750%	28,250	$1,574,938
SCE Trust I, 5.625%	15,000	394,350

		1,969,288

		1,969,288

TOTAL PREFERRED SECURITIES (Cost $5,803,405)		$6,277,968

CORPORATE BONDS - 12.3%
Consumer Discretionary - 2.2%
Amazon.com, Inc.
0.650%, 11/27/2015	$560,000	$559,324
American Honda Finance Corp.
1.000%, 08/11/2015 (S)	445,000	446,594
Delphi Corp.
5.875%, 05/15/2019	550,000	594,000
Dollar General Corp.
4.125%, 07/15/2017	225,000	241,594
Ford Motor Credit Company LLC
2.500%, 01/15/2016	380,000	387,382
2.750%, 05/15/2015	400,000	408,306
3.875%, 01/15/2015	890,000	925,214
6.625%, 08/15/2017	200,000	233,334
7.000%, 10/01/2013	400,000	411,897
8.000%, 06/01/2014	500,000	537,885
Lamar Media Corp.
9.750%, 04/01/2014	885,000	953,588
NBCUniversal Enterprise, Inc.
0.817%, 04/15/2016 (P)(S)	420,000	419,711
0.965%, 04/15/2018 (P)(S)	175,000	175,040
The Walt Disney Company
0.280%, 02/11/2015 (P)	395,000	394,784
0.450%, 12/01/2015	250,000	249,762
Unitymedia Hessen GmbH & Company KG
7.500%, 03/15/2019 (S)	580,000	748,475

		7,686,890
Consumer Staples - 1.3%
Anheuser-Busch InBev Finance, Inc.
0.800%, 01/15/2016	950,000	950,755
Campbell Soup Company
0.599%, 08/01/2014 (P)	460,000	461,221
Costco Wholesale Corp.
0.650%, 12/07/2015	440,000	440,630
General Mills, Inc.
0.601%, 01/29/2016 (P)	350,000	350,299
0.875%, 01/29/2016	90,000	90,311
Heineken NV
0.800%, 10/01/2015 (S)	160,000	160,016
Kellogg Company
0.522%, 02/13/2015 (P)	195,000	195,255
PepsiCo, Inc.
0.497%, 02/26/2016 (P)	505,000	505,296
0.700%, 02/26/2016	300,000	300,077
Reynolds American, Inc.
1.050%, 10/30/2015	50,000	50,018
The Coca-Cola Company
0.264%, 03/05/2015 (P)	435,000	435,165
Walgreen Company
0.780%, 03/13/2014 (P)	310,000	310,832
1.000%, 03/13/2015	310,000	310,620

		4,560,495

50

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy - 2.6%
Concho Resources, Inc.
5.500%, 10/01/2022 to 04/01/2023	$1,350,000	$1,401,938
EP Energy LLC
6.875%, 05/01/2019	225,000	246,375
EQT Corp.
4.875%, 11/15/2021	1,570,000	1,664,530
6.500%, 04/01/2018	315,000	365,071
Laredo Petroleum, Inc.
7.375%, 05/01/2022	100,000	109,500
9.500%, 02/15/2019	150,000	169,500
Marathon Oil Corp.
0.900%, 11/01/2015	65,000	64,841
ONEOK Partners LP
2.000%, 10/01/2017	140,000	141,537
QEP Resources, Inc.
6.800%, 03/01/2020	70,000	77,525
Range Resources Corp.
5.000%, 08/15/2022	1,500,000	1,530,000
5.000%, 03/15/2023 (S)	400,000	409,000
5.750%, 06/01/2021	160,000	171,600
8.000%, 05/15/2019	700,000	766,500
Shell International Finance BV
0.625%, 12/04/2015	395,000	396,454
SM Energy Company
6.500%, 01/01/2023	225,000	246,375
Total Capital Canada, Ltd.
0.683%, 01/15/2016 (P)	475,000	477,105
Total Capital International SA
0.750%, 01/25/2016	470,000	471,162
TransCanada PipeLines, Ltd.
0.750%, 01/15/2016	395,000	394,554

		9,103,567
Financials - 1.4%
American Honda Finance Corp.
0.378%, 08/02/2013 (P)(S)	335,000	335,094
CNH Capital LLC
6.250%, 11/01/2016	50,000	55,250
E*TRADE Financial Corp.
6.000%, 11/15/2017	100,000	104,625
6.375%, 11/15/2019	400,000	423,000
6.750%, 06/01/2016	50,000	53,875
Host Hotels & Resorts LP
6.750%, 06/01/2016	35,000	35,656
International Lease Finance Corp.
6.500%, 09/01/2014 (S)	250,000	266,250
Janus Capital Group, Inc.
6.700%, 06/15/2017	675,000	772,972
Kreditanstalt fuer Wiederaufbau
0.500%, 04/19/2016	832,000	830,982
Legg Mason, Inc.
5.500%, 05/21/2019	860,000	933,643
Toyota Motor Credit Corp.
0.369%, 08/22/2014 (P)	450,000	450,316
0.430%, 03/10/2015 (P)	400,000	400,384
0.472%, 01/23/2015 (P)	285,000	285,003

		4,947,050
Health Care - 0.2%
Takeda Pharmaceutical Company, Ltd.
1.031%, 03/17/2015 (S)	365,000	368,153
Zoetis, Inc.
1.150%, 02/01/2016 (S)	115,000	115,316

Capital Appreciation Value Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
Zoetis, Inc. (continued)
1.875%, 02/01/2018 (S)	$85,000	$85,587

		569,056
Industrials - 1.8%
American Airlines Pass
Through Trust 2009-1A
10.375%, 07/02/2019	98,090	102,504
Caterpillar Financial Services Corp.
0.527%, 02/26/2016 (P)	210,000	210,184
0.700%, 11/06/2015	205,000	205,179
Continental Airlines 2009-1 Pass
Through Trust
9.000%, 07/08/2016	261,489	302,347
Continental Airlines 2009-2 Class A Pass
Through Trust
7.250%, 11/10/2019	153,401	179,096
Continental Airlines 2012-1 Class A Pass
Through Trust
4.150%, 04/11/2024	600,000	627,750
Continental Airlines, Inc.
6.750%, 09/15/2015 (S)	190,000	199,025
Delta Air Lines 2009-1 Class A Pass
Through Trust
7.750%, 12/17/2019	184,068	212,598
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 04/15/2019	129,787	143,414
John Deere Capital Corp.
0.404%, 01/12/2015 (P)	700,000	700,120
0.405%, 10/08/2014 (P)	555,000	555,512
0.700%, 09/04/2015	310,000	310,401
0.750%, 01/22/2016	225,000	225,680
PACCAR Financial Corp.
0.563%, 02/08/2016 (P)	35,000	35,030
Precision Castparts Corp.
0.700%, 12/20/2015	300,000	300,596
Schaeffler Finance BV
7.750%, 02/15/2017 (S)	200,000	225,250
8.500%, 02/15/2019 (S)	200,000	227,500
United Technologies Corp.
0.787%, 06/01/2015 (P)	900,000	908,809
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023	478,677	531,331
US Airways 2010-1 Class B Pass
Through Trust
8.500%, 04/22/2017	65,526	70,276
US Airways 2012-2 Class A Pass
Through Trust
4.625%, 06/03/2025	25,000	26,063
US Airways 2012-2 Class B Pass
Through Trust
6.750%, 06/03/2021	75,000	79,875

		6,378,540
Information Technology - 0.1%
Autodesk, Inc.
1.950%, 12/15/2017	285,000	282,398
Materials - 0.3%
Ball Corp.
7.375%, 09/01/2019	325,000	359,938

51

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Rexam PLC (6.750% to 06/29/2017, then
3 month EURIBOR + 2.900%)
06/29/2067	$480,000	$639,660

		999,598
Telecommunication Services - 1.7%
American Tower Corp.
4.625%, 04/01/2015	70,000	74,645
AT&T, Inc.
0.677%, 02/12/2016 (P)	450,000	451,858
0.800%, 12/01/2015	590,000	588,822
0.900%, 02/12/2016	175,000	174,896
British Telecommunications PLC
1.405%, 12/20/2013 (P)	430,000	433,367
2.000%, 06/22/2015	290,000	296,696
Cricket Communications, Inc.
7.750%, 10/15/2020	660,000	658,350
Crown Castle International Corp.
7.125%, 11/01/2019	25,000	27,313
Matterhorn Mobile SA
5.399%, 05/15/2019 (P)(S)	150,000	160,065
6.750%, 05/15/2019 (S)	200,000	224,629
SBA Telecommunications, Inc.
8.250%, 08/15/2019	49,000	54,023
Sprint Capital Corp.
6.900%, 05/01/2019	25,000	27,438
Sprint Nextel Corp.
9.000%, 11/15/2018 (S)	300,000	370,875
11.500%, 11/15/2021	90,000	126,000
UPCB Finance VI, Ltd.
6.875%, 01/15/2022 (S)	1,500,000	1,631,250
Verizon Communications, Inc.
0.481%, 03/06/2015 (P)(S)	700,000	699,728

		5,999,955
Utilities - 0.7%
Calpine Construction Finance Company LP
8.000%, 06/01/2016 (S)	750,000	786,563
Calpine Corp.
7.500%, 02/15/2021 (S)	247,000	271,083
CMS Energy Corp.
6.550%, 07/17/2017	170,000	203,219
8.750%, 06/15/2019	80,000	108,027
EQT Corp.
8.125%, 06/01/2019	483,000	599,901
Florida Power Corp.
0.650%, 11/15/2015	285,000	285,029

		2,253,822

TOTAL CORPORATE BONDS (Cost $41,596,271)		$42,781,371

CONVERTIBLE BONDS - 0.9%
Energy - 0.0%
Peabody Energy Corp. 4.750%, 12/15/2041	40,000	32,600
Industrials - 0.5%
Continental Airlines, Inc. 4.500%, 01/15/2015	885,000	1,584,150
Information Technology - 0.3%
Xilinx, Inc. 3.125%, 03/15/2037	876,000	1,174,388
Telecommunication Services - 0.1%
SBA Communications Corp.
1.875%, 05/01/2013	229,000	396,170

TOTAL CONVERTIBLE BONDS (Cost $2,313,627)		$3,187,308

Capital Appreciation Value Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) - 6.3%
Consumer Discretionary - 0.8%
Charter Communications Operating LLC
3.460%, 09/06/2016	$215,350	$216,036
Dollar General Corp.
2.954%, 07/06/2017	1,250,000	1,252,329
Federal-Mogul Corp.
2.138%, 12/28/2015	645,165	602,333
Peninsula Gaming LLC
5.750%, 11/20/2017	748,125	760,282
Univision Communications, Inc.
4.454%, 03/31/2017	275,721	276,969

		3,107,949
Consumer Staples - 3.5%
Dunkin’ Brands, Inc.
3.753%, 02/14/2020	9,226,461	9,328,339
H.J. Heinz Company,
TBD 03/27/2020 (T)	2,475,000	2,496,038
Pinnacle Foods Finance LLC
4.750%, 10/17/2018	371,189	374,397

		12,198,774
Energy - 0.1%
Terra-Gen Finance Company LLC
6.500%, 06/22/2017	207,042	206,524
Financials - 0.0%
Fifth Third Processing
3.750%, 03/27/2019	49,500	49,624
Health Care - 0.1%
DaVita, Inc.
4.000%, 11/01/2019	199,500	201,246
Industrials - 0.1%
Delos Aircraft, Inc.
4.750%, 04/12/2016	250,000	251,250
Telecommunication Services - 1.7%
Crown Castle Operating Company
4.000%, 01/31/2019	541,749	547,708
Intelsat Jackson Holdings SA
4.500%, 04/02/2018	3,740,625	3,796,734
SBA Senior Finance
3.750%, 06/29/2018	196,500	198,281
Telesat Canada
TBD 03/28/2019 (T)	500,000	495,890
4.396%, 03/24/2017	148,125	144,720
5.500%, 03/28/2019	707,892	712,316

		5,895,649

TOTAL TERM LOANS (Cost $21,735,247)		$21,911,016

COLLATERALIZED MORTGAGE
OBLIGATIONS - 5.0%
U.S. Government Agency - 5.0%
Federal Home Loan Mortgage Corp.
Series 4060, Class FH,
0.703%, 06/15/2042 (P)	$908,619	$916,800
Series 4062, Class AF,
0.703%, 06/15/2042 (P)	608,882	613,392
Series 4074, Class FK,
0.583%, 07/15/2042 (P)	631,550	635,285
Series 4077, Class FD,
0.703%, 07/15/2042 (P)	330,728	333,746
Series 4080, Class FA,
0.703%, 07/15/2042 (P)	332,893	335,834

52

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 4086, Class FT,
0.703%, 07/15/2042 (P)	$484,999	$492,025
Series 4089, Class FD,
0.703%, 08/15/2042 (P)	217,587	219,510
Series 4091, Class TF,
0.653%, 08/15/2042 (P)	265,582	267,106
Series 4097, Class FA,
0.653%, 08/15/2042 (P)	1,010,007	1,018,114
Series 4097, Class TF,
0.603%, 05/15/2039 (P)	1,129,003	1,133,508
Federal National Mortgage Association
Series 2012-114, Class DF,
0.604%, 08/25/2039 (P)	966,291	970,139
Series 2012-103, Class CF,
0.654%, 09/25/2042 (P)	970,886	978,642
Series 2012-113, Class FC,
0.604%, 10/25/2042 (P)	1,356,533	1,365,041
Series 2012-113, Class FM,
0.604%, 10/25/2042 (P)	1,004,673	1,009,959
Series 2012-113, Class GF,
0.604%, 10/25/2042 (P)	454,047	456,480
Series 2012-86, Class CF,
0.604%, 04/25/2039 (P)	509,032	511,254
Series 2012-86, Class FC,
0.654%, 08/25/2042 (P)	501,694	507,542
Series 2012-87, Class FK,
0.704%, 08/25/2042 (P)	486,208	493,442
Series 2012-93, Class FG,
0.604%, 09/25/2042 (P)	522,383	525,623
Series 2012-93, Class FK,
0.654%, 09/25/2042 (P)	566,395	571,000
Series 2012-99, Class FA,
0.654%, 09/25/2042 (P)	147,458	148,650
Series 2012-99, Class FB,
0.584%, 09/25/2042 (P)	265,272	266,711
Series 2012-99, Class FQ,
0.654%, 09/25/2042 (P)	888,173	897,095
Government National Mortgage Association
Series 2011-93, Class BF,
0.603%, 07/16/2041 (P)	965,972	971,035
Series 2012-32, Class FP,
0.603%, 03/16/2042 (P)	916,632	922,806
Series 2012-43, Class FH,
0.603%, 04/16/2042 (P)	739,899	745,101

		17,305,840

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $17,222,926)		$17,305,840

ASSET BACKED SECURITIES - 0.7%
Ally Master Owner Trust, Series 2012-3,
Class A1
0.903%, 06/15/2017 (P)	1,540,000	1,549,620
Ford Credit Auto Owner Trust, Series 2012-C,
Class A3
0.580%, 12/15/2016	390,000	390,716
Honda Auto Receivables Owner Trust,
Series 2012-3, Class A3
0.560%, 05/15/2016	380,000	380,325

TOTAL ASSET BACKED SECURITIES (Cost $2,309,974)		$2,320,661

Capital Appreciation Value Trust (continued)
	Shares or
	Principal
	Amount	Value

SECURITIES LENDING COLLATERAL - 0.0%
John Hancock Collateral
Investment Trust, 0.2481% (W)(Y)	13,456	134,678

TOTAL SECURITIES LENDING
COLLATERAL (Cost $134,676)		$134,678

SHORT-TERM INVESTMENTS - 12.8%
Money Market Funds - 12.2%
T. Rowe Price Prime Reserve Investment
Fund, 0.0959% (Y)	$42,327,640	$42,327,640
Repurchase Agreement - 0.6%
Repurchase Agreement with State Street Corp.
dated 03/28/2013 at 0.010% to be
repurchased at $138,457 on 04/01/2013,
collateralized by $150,000 Federal National
Mortgage Association, 2.080% due
11/02/2022 (valued at $148,828
including interest)	138,457	138,457
Repurchase Agreement with State Street Corp.
dated 03/28/2013 at 0.010% to be
repurchased at $1,980,002 on 04/01/2013,
collateralized by $1,945,000 U.S. Treasury
Note, 1.500% due 06/30/2016 (valued at
$2,020,087 including interest)	1,980,000	1,980,000

		2,118,457

TOTAL SHORT-TERM INVESTMENTS (Cost $44,446,097)		$44,446,097

Total Investments (Capital Appreciation Value Trust)
(Cost $301,575,615) - 100.3%		$348,399,029
Other assets and liabilities, net - (0.3%)		(1,062,336)

TOTAL NET ASSETS - 100.0%		$347,336,693

Core Allocation Plus Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 64.0%
Consumer Discretionary - 10.5%
Auto Components - 0.6%
Aisin Seiki Company, Ltd.	2,900	$106,850
Allison Transmission Holdings, Inc.	6,480	155,585
Continental AG	2,356	281,881
Delphi Automotive PLC	1,140	50,616
Exedy Corp.	6,900	161,972
Stanley Electric Company, Ltd.	6,700	116,136
Tenneco, Inc. (I)	4,830	189,867
Xingda International Holdings, Ltd.	419,000	139,083

		1,201,990
Automobiles - 0.3%
Daihatsu Motor Company, Ltd.	5,000	103,878
Dongfeng Motor Group Company, Ltd.,
H Shares	110,000	155,044
General Motors Company (I)	7,100	197,522
Nissan Motor Company, Ltd.	15,100	146,313

		602,757
Diversified Consumer Services - 0.3%
Anhanguera Educacional Participacoes SA	17,200	278,077
H&R Block, Inc.	7,600	223,592

		501,669

53

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 0.8%
AFC Enterprises, Inc. (I)	2,170	$78,836
Bloomin’ Brands, Inc. (I)	6,610	118,121
Buffalo Wild Wings, Inc. (I)(L)	1,340	117,290
Burger King Worldwide, Inc. (L)	5,740	109,634
Carnival Corp.	2,480	85,064
Galaxy Entertainment Group, Ltd. (I)	50,000	209,515
Home Inns & Hotels
Management, Inc., ADR (I)(L)	6,300	187,677
Marriott International, Inc., Class A	1,300	54,899
OPAP SA	13,016	102,773
Sands China, Ltd.	66,000	342,380
The Cheesecake Factory, Inc. (L)	3,260	125,869

		1,532,058
Household Durables - 0.8%
iRobot Corp. (I)(L)	4,400	112,904
PDG Realty SA Empreendimentos
e Participacoes	138,000	215,118
Persimmon PLC	33,136	539,382
PulteGroup, Inc. (I)	3,500	70,840
Sekisui House, Ltd.	6,000	81,642
Sony Corp.	11,200	194,415
Standard Pacific Corp. (I)	12,050	104,112
Whirlpool Corp.	1,840	217,966

		1,536,379
Internet & Catalog Retail - 1.7%
Amazon.com, Inc. (I)	5,140	1,369,759
Ctrip.com International, Ltd., ADR (I)(L)	8,750	187,075
Expedia, Inc. (L)	8,350	501,084
HomeAway, Inc. (I)	2,980	96,850
HSN, Inc.	2,380	130,567
Hyundai Home Shopping Network Corp.	2,910	363,415
Netflix, Inc. (I)	980	185,622
priceline.com, Inc. (I)	265	182,301
Rakuten, Inc.	11,200	114,592

		3,131,265
Leisure Equipment & Products - 0.2%
Mattel, Inc.	800	35,032
Polaris Industries, Inc. (L)	1,450	134,111
Sega Sammy Holdings, Inc.	6,200	124,527

		293,670
Media - 1.3%
AirMedia Group, Inc., ADR (I)	30,600	54,774
Comcast Corp., Class A	3,400	142,834
DIRECTV (I)	7,720	437,029
DreamWorks Animation
SKG, Inc., Class A (I)(L)	18,800	356,448
Gannett Company, Inc. (L)	18,330	400,877
Genius Products, Inc. (I)	32	2
News Corp., Class A	1,600	48,832
Pandora Media, Inc. (I)(L)	11,920	168,787
Shutterstock, Inc. (I)(L)	2,828	127,203
Thomson Reuters Corp.	1,600	51,968
Time Warner Cable, Inc.	1,540	147,932
Viacom, Inc., Class B	1,100	67,727
Wolters Kluwer NV	18,437	402,910

		2,407,323
Multiline Retail - 0.8%
Dollar Tree, Inc. (I)	800	38,744
Golden Eagle Retail Group, Ltd.	123,000	222,848
Intime Department Store Group Company, Ltd.	220,000	253,232

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multiline Retail (continued)
Macy’s, Inc.	4,600	$192,464
Maoye International Holdings, Ltd.	899,000	214,657
New World Department Store China, Ltd.	163,000	94,588
Target Corp.	7,200	492,840

		1,509,373
Specialty Retail - 2.4%
Advance Auto Parts, Inc.	5,250	433,913
AutoZone, Inc. (I)	600	238,062
Cabela’s, Inc. (I)(L)	3,700	224,886
DSW, Inc., Class A	2,220	141,636
Five Below, Inc. (I)	2,350	89,042
Francesca’s Holdings Corp. (I)(L)	4,480	128,397
GameStop Corp., Class A	6,200	173,414
Hibbett Sports, Inc. (I)(L)	1,850	104,100
K’s Holding Corp.	4,300	137,750
Lowe’s Companies, Inc.	11,850	449,352
O’Reilly Automotive, Inc. (I)	1,600	164,080
Pier 1 Imports, Inc. (L)	6,700	154,100
Ross Stores, Inc.	400	24,248
rue21, Inc. (I)(L)	2,840	83,468
Staples, Inc.	3,300	44,319
The Gap, Inc.	8,800	311,520
The Home Depot, Inc.	4,010	279,818
Tiffany & Company	3,400	236,436
TJX Companies, Inc.	18,750	876,563
Urban Outfitters, Inc. (I)	6,680	258,783

		4,553,887
Textiles, Apparel & Luxury Goods - 1.3%
Bosideng International Holdings, Ltd.	786,000	244,259
China Dongxiang Group Company	826,000	127,794
Coach, Inc.	7,630	381,424
Hanesbrands, Inc. (I)(L)	3,081	140,370
Michael Kors Holdings, Ltd. (I)	8,460	480,443
Prada SpA	45,100	458,409
Quiksilver, Inc. (I)	7,140	43,340
Samsonite International SA	205,850	514,612
Steven Madden, Ltd. (I)	3,610	155,735

		2,546,386

		19,816,757
Consumer Staples - 5.3%
Beverages - 0.7%
Brown-Forman Corp., Class B	4,550	324,870
C&C Group PLC	1,527	9,934
C&C Group PLC (London Exchange)	57,122	373,500
Coca-Cola Enterprises, Inc.	3,000	110,760
Constellation Brands, Inc., Class A (I)	4,400	209,616
Monster Beverage Corp. (I)	4,360	208,146
The Coca-Cola Company	2,920	118,085

		1,354,911
Food & Staples Retailing - 1.5%
Alimentation Couche Tard, Inc.	2,900	157,183
Casey’s General Stores, Inc. (L)	1,760	102,608
CVS Caremark Corp.	15,710	863,893
The Fresh Market, Inc. (I)(L)	4,500	192,465
The Kroger Company	15,200	503,728
Wal-Mart Stores, Inc.	9,400	703,402
Walgreen Company	6,600	314,688

		2,837,967

54

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products - 0.7%
Archer-Daniels-Midland Company	13,900	$468,847
ConAgra Foods, Inc.	900	32,229
Dean Foods Company (I)	2,800	50,764
Golden Agri-Resources, Ltd.	162,000	75,921
Hillshire Brands Company	1,900	66,785
Ingredion, Inc.	4,490	324,717
Mead Johnson Nutrition Company	900	69,705
The J.M. Smucker Company	300	29,748
Tyson Foods, Inc., Class A	10,700	265,574

		1,384,290
Household Products - 0.5%
Energizer Holdings, Inc.	720	71,806
Spectrum Brands Holdings, Inc.	2,640	149,398
The Procter & Gamble Company	8,100	624,186

		845,390
Personal Products - 0.3%
Elizabeth Arden, Inc. (I)	3,400	136,850
Hypermarcas SA (I)	14,800	117,257
Nu Skin Enterprises, Inc., Class A (L)	1,000	44,200
The Estee Lauder Companies, Inc., Class A	4,800	307,344

		605,651
Tobacco - 1.6%
Altria Group, Inc.	28,230	970,830
Japan Tobacco, Inc.	6,500	208,037
Lorillard, Inc.	17,320	698,862
Philip Morris International, Inc.	11,810	1,094,905

		2,972,634

		10,000,843
Energy - 5.2%
Energy Equipment & Services - 0.7%
Atwood Oceanics, Inc. (I)	2,050	107,707
Diamond Offshore Drilling, Inc. (L)	2,600	180,856
Ensco PLC, Class A	500	30,000
Halliburton Company	6,660	269,131
Helmerich & Payne, Inc.	2,000	121,400
Oceaneering International, Inc.	3,500	232,435
Patterson-UTI Energy, Inc. (L)	4,340	103,466
Trican Well Service, Ltd.	10,620	155,769

		1,200,764
Oil, Gas & Consumable Fuels - 4.5%
Anadarko Petroleum Corp.	3,310	289,460
Apache Corp.	2,650	204,474
Banpu PCL	6,700	86,252
Cabot Oil & Gas Corp.	3,400	229,874
Canadian Natural Resources, Ltd.	8,200	262,907
Chevron Corp.	9,780	1,162,060
Cobalt International Energy, Inc. (I)	12,400	349,680
ConocoPhillips	10,600	637,060
Exxon Mobil Corp.	15,575	1,403,463
Gulfport Energy Corp. (I)	1,830	83,869
Hess Corp.	900	64,449
HollyFrontier Corp.	950	48,878
Inpex Corp.	22	118,246
JX Holdings, Inc.	26,700	150,081
Karoon Gas Australia, Ltd. (I)	11,785	63,067
Marathon Petroleum Corp.	3,000	268,800
Murphy Oil Corp.	2,900	184,817
Occidental Petroleum Corp.	4,250	333,073
Painted Pony Petroleum, Ltd., Class A (I)	9,650	96,799

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Phillips 66	2,100	$146,937
Pioneer Natural Resources Company	3,450	428,663
Range Resources Corp.	3,535	286,476
Repsol SA	7,239	147,294
Rex Energy Corp. (I)(L)	5,290	87,179
Rosetta Resources, Inc. (I)	2,200	104,676
SemGroup Corp., Class A (I)	3,820	197,570
Southwestern Energy Company (I)	8,500	316,710
Tesoro Corp.	7,600	444,980
Valero Energy Corp.	5,000	227,450
WPX Energy, Inc. (I)	5,500	88,110

		8,513,354

		9,714,118
Financials - 9.3%
Capital Markets - 1.4%
American Capital, Ltd. (I)	10,900	159,086
EFG International (L)	35,165	425,074
Financial Engines, Inc. (L)	2,770	100,329
Julius Baer Group, Ltd. (I)	5,866	228,513
LPL Financial Holdings, Inc.	7,500	241,800
Morgan Stanley	11,100	243,978
T. Rowe Price Group, Inc.	2,800	209,636
The Goldman Sachs Group, Inc.	2,520	370,818
UBS AG (I)	38,500	591,251
Virtus Investment Partners, Inc. (I)	300	55,884
WisdomTree Investments, Inc. (I)	5,670	58,968

		2,685,337
Commercial Banks - 2.2%
Banco Santander Brasil SA, ADR	37,700	273,702
Bank of Ireland (I)	47,334	9,347
Bank of Ireland (London Exchange) (I)	790,610	155,179
East West Bancorp, Inc.	810	20,793
Fifth Third Bancorp	23,100	376,761
Hana Financial Group, Inc.	9,040	319,946
Huntington Bancshares, Inc.	6,700	49,513
Itau Unibanco Holding SA, ADR	20,000	356,000
Mitsubishi UFJ Financial Group	69,100	416,521
PNC Financial Services Group, Inc.	8,390	557,935
Regions Financial Corp.	7,200	58,968
Royal Bank of Scotland Group PLC (I)	70,416	296,273
SunTrust Banks, Inc.	8,600	247,766
The Bank of Yokohama, Ltd.	14,000	81,207
Wells Fargo & Company	25,140	929,929

		4,149,840
Consumer Finance - 0.6%
American Express Company	3,600	242,856
Capital One Financial Corp.	600	32,970
Discover Financial Services	15,000	672,600
SLM Corp.	7,800	159,744

		1,108,170
Diversified Financial Services - 1.6%
Bank of America Corp.	58,050	707,049
Citigroup, Inc.	19,790	875,510
JPMorgan Chase & Company	24,620	1,168,465
Moody’s Corp.	4,300	229,276

		2,980,300
Insurance - 2.3%
AIA Group, Ltd.	30,800	134,604
American International Group, Inc. (I)	28,830	1,119,181

55

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Assurant, Inc.	4,200	$189,042
Berkshire Hathaway, Inc., Class B (I)	2,160	225,072
China Pacific Insurance Group Company, Ltd.,
H Shares	37,600	124,184
Direct Line Insurance Group Plc	28,972	89,785
Everest Re Group, Ltd.	1,150	149,339
Hartford Financial Services Group, Inc. (L)	2,700	69,660
Lincoln National Corp.	5,200	169,572
Marsh & McLennan Companies, Inc.	8,400	318,948
MetLife, Inc.	4,300	163,486
MS&AD Insurance Group Holdings	5,200	115,837
Prudential Financial, Inc.	4,040	238,320
T&D Holdings, Inc.	15,400	184,395
The Allstate Corp.	10,300	505,421
The Dai-ichi Life Insurance Company, Ltd.	113	151,804
Tokio Marine Holdings, Inc.	12,500	361,309

		4,309,959
Real Estate Investment Trusts - 1.0%
American Capital Agency Corp.	11,900	390,082
Annaly Capital Management, Inc. (L)	19,110	303,658
Kimco Realty Corp. (L)	21,000	470,400
MFA Financial, Inc.	8,300	77,356
Pebblebrook Hotel Trust	6,240	160,930
Potlatch Corp.	4,030	184,816
Unibail-Rodamco SE	930	216,608

		1,803,850
Real Estate Management & Development - 0.2%
BR Properties SA	16,500	183,556
Countrywide PLC (I)	1,700	10,074
Mitsui Fudosan Company, Ltd.	6,000	171,159
Multiplan Empreendimentos Imobiliarios SA	2,000	57,513

		422,302
Thrifts & Mortgage Finance - 0.0%
Ocwen Financial Corp. (I)	2,280	86,458

		17,546,216
Health Care - 10.2%
Biotechnology - 3.9%
Algeta ASA (I)(L)	3,850	129,572
Alkermes PLC (I)	6,900	163,599
Amgen, Inc.	11,530	1,181,940
Arena Pharmaceuticals, Inc. (I)(L)	7,060	57,963
AVEO Pharmaceuticals, Inc. (I)(L)	6,240	45,864
Biogen Idec, Inc. (I)	2,980	574,872
BioMarin Pharmaceutical, Inc. (I)(L)	5,740	357,372
Celgene Corp. (I)	3,700	428,867
Cubist Pharmaceuticals, Inc. (I)	2,090	97,854
Exelixis, Inc. (I)(L)	11,150	51,513
Gilead Sciences, Inc. (I)	17,840	872,911
Immunogen, Inc. (I)	4,400	70,664
Incyte Corp. (I)	3,310	77,487
Ironwood Pharmaceuticals, Inc. (I)(L)	6,090	111,386
NPS Pharmaceuticals, Inc. (I)(L)	9,410	95,888
Onyx Pharmaceuticals, Inc. (I)	13,120	1,165,843
Regeneron Pharmaceuticals, Inc. (I)	5,950	1,049,580
Rigel Pharmaceuticals, Inc. (I)	5,500	37,345
Seattle Genetics, Inc. (I)(L)	14,620	519,156
Vertex Pharmaceuticals, Inc. (I)	4,600	252,908

		7,342,584
Health Care Equipment & Supplies - 0.6%
Abbott Laboratories	4,630	163,532

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Boston Scientific Corp. (I)	46,100	$360,041
HeartWare International, Inc. (I)(L)	920	81,356
Insulet Corp. (I)(L)	3,910	101,113
Medtronic, Inc.	1,100	51,656
St. Jude Medical, Inc.	3,800	153,672
Stryker Corp.	4,350	283,794

		1,195,164
Health Care Providers & Services - 1.0%
Aetna, Inc.	1,900	97,128
Air Methods Corp. (L)	2,760	133,142
AmerisourceBergen Corp.	2,200	113,190
Brookdale Senior Living, Inc. (I)	8,100	225,828
Cigna Corp.	4,530	282,536
HCA Holdings, Inc.	11,800	479,434
Team Health Holdings, Inc. (I)	2,370	86,221
UnitedHealth Group, Inc.	5,000	286,050
WellCare Health Plans, Inc. (I)	1,820	105,487
WellPoint, Inc.	1,100	72,853

		1,881,869
Life Sciences Tools & Services - 0.2%
Covance, Inc. (I)	2,100	156,072
Thermo Fisher Scientific, Inc.	1,800	137,682

		293,754
Pharmaceuticals - 4.5%
AbbVie, Inc.	3,600	146,808
Actavis, Inc. (I)	3,400	313,174
AstraZeneca PLC	13,771	692,418
Bristol-Myers Squibb Company	9,500	391,305
Daiichi Sankyo Company, Ltd.	10,100	194,757
Eisai Company, Ltd.	6,200	277,683
Eli Lilly & Company	24,980	1,418,614
Forest Laboratories, Inc. (I)	4,800	182,592
H. Lundbeck A/S (L)	7,929	146,261
Hisamitsu Pharmaceutical Company, Inc.	2,500	135,426
Jazz Pharmaceuticals PLC (I)	6,100	341,051
Johnson & Johnson	8,410	685,667
Merck & Company, Inc.	19,370	856,735
Mylan, Inc. (I)	24,100	697,454
Pfizer, Inc.	39,110	1,128,715
Salix Pharmaceuticals, Ltd. (I)	1,960	100,313
Shionogi & Company, Ltd.	10,300	208,627
The Medicines Company (I)	4,060	135,685
UCB SA	6,222	397,502

		8,450,787

		19,164,158
Industrials - 7.6%
Aerospace & Defense - 2.4%
DigitalGlobe, Inc. (I)	7,990	230,991
General Dynamics Corp.	6,380	449,854
Lockheed Martin Corp.	7,600	733,552
Moog, Inc., Class A (I)	3,210	147,114
Northrop Grumman Corp.	4,320	303,048
QinetiQ Group PLC	78,294	246,879
Raytheon Company	7,140	419,761
Rolls-Royce Holdings PLC (I)	37,800	649,541
Safran SA	13,614	608,339
Teledyne Technologies, Inc. (I)	1,600	125,504
Textron, Inc.	10,100	301,081
The Boeing Company	4,500	386,325

		4,601,989

56

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Air Freight & Logistics - 0.1%
FedEx Corp.	2,360	$231,752
Airlines - 0.5%
Southwest Airlines Company	29,220	393,886
Spirit Airlines, Inc. (I)	9,170	232,551
United Continental Holdings, Inc. (I)	11,800	377,718

		1,004,155
Building Products - 0.7%
Apogee Enterprises, Inc.	3,600	104,220
Armstrong World Industries, Inc. (I)	1,200	67,068
Assa Abloy AB, Series B	4,714	192,818
Cie de Saint-Gobain	8,860	328,828
Masco Corp.	28,500	577,125
Owens Corning, Inc. (I)	1,610	63,482

		1,333,541
Commercial Services & Supplies - 0.5%
ACCO Brands Corp. (I)(L)	30,200	201,736
Performant Financial Corp. (I)	9,460	116,169
Stericycle, Inc. (I)	4,660	494,799
Tyco International, Ltd.	2,100	67,200

		879,904
Construction & Engineering - 0.4%
Fluor Corp.	5,900	391,347
Vinci SA	7,723	348,310

		739,657
Electrical Equipment - 0.6%
Acuity Brands, Inc.	1,160	80,446
AMETEK, Inc.	5,200	225,472
Belden, Inc.	3,125	161,406
Emerson Electric Company	2,000	111,740
Hubbell, Inc., Class B	3,280	318,521
Polypore International, Inc. (I)(L)	3,800	152,684
Rockwell Automation, Inc.	2,100	181,335

		1,231,604
Industrial Conglomerates - 0.7%
3M Company	1,880	199,863
General Electric Company	23,930	553,262
Nava Bharat Ventures, Ltd.	80,178	243,892
Shanghai Industrial Holdings, Ltd.	75,000	235,344

		1,232,361
Machinery - 0.6%
Amada Company, Ltd.	17,000	112,886
Briggs & Stratton Corp. (L)	4,990	123,752
Flowserve Corp.	670	112,366
IHI Corp.	48,000	146,116
Illinois Tool Works, Inc.	1,400	85,316
Ingersoll-Rand PLC	3,900	214,539
Middleby Corp. (I)	420	63,903
Parker Hannifin Corp.	700	64,106
Vallourec SA	3,411	164,123

		1,087,107
Professional Services - 0.5%
Equifax, Inc.	2,800	161,252
Nielsen Holdings NV	4,800	171,936
On Assignment, Inc. (I)	4,400	111,364
The Dun & Bradstreet Corp. (L)	1,900	158,935
TrueBlue, Inc. (I)	3,400	71,876
WageWorks, Inc. (I)	7,460	186,724

		862,087

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Road & Rail - 0.4%
Avis Budget Group, Inc. (I)(L)	4,398	$122,396
Hertz Global Holdings, Inc. (I)	10,960	243,970
Landstar System, Inc.	2,340	133,591
Localiza Rent a Car SA	2,700	48,502
Old Dominion Freight Line, Inc. (I)	4,635	177,057

		725,516
Trading Companies & Distributors - 0.2%
Applied Industrial Technologies, Inc.	2,310	103,950
DXP Enterprises, Inc. (I)	710	53,037
WESCO International, Inc. (I)(L)	2,476	179,782

		336,769

		14,266,442
Information Technology - 11.6%
Communications Equipment - 1.4%
Aruba Networks, Inc. (I)	3,320	82,137
Cisco Systems, Inc.	42,250	883,448
F5 Networks, Inc. (I)	540	48,103
Harris Corp.	5,400	250,236
Ixia (I)(L)	5,570	120,535
JDS Uniphase Corp. (I)	11,020	147,337
Juniper Networks, Inc. (I)	23,100	428,274
Palo Alto Networks, Inc. (I)	1,750	99,050
QUALCOMM, Inc.	9,500	636,025

		2,695,145
Computers & Peripherals - 1.4%
Apple, Inc.	3,540	1,566,879
EMC Corp. (I)	14,500	346,405
Hewlett-Packard Company	4,200	100,128
NetApp, Inc. (I)	4,810	164,310
Seagate Technology PLC	3,100	113,336
Toshiba Corp.	33,000	168,021
Western Digital Corp.	3,700	186,036

		2,645,115
Electronic Equipment, Instruments & Components - 0.2%
IPG Photonics Corp. (L)	900	59,769
Rogers Corp. (I)	2,440	116,193
WPG Holdings Company, Ltd.	151,000	171,536

		347,498
Internet Software & Services - 1.8%
Cornerstone OnDemand, Inc. (I)	2,150	73,315
CoStar Group, Inc. (I)	720	78,811
Daum Communications Corp. (I)	4,004	328,552
Dealertrack Technologies, Inc. (I)(L)	4,480	131,622
Dena Company, Ltd.	4,861	132,429
eBay, Inc. (I)	1,200	65,064
Google, Inc., Class A (I)	950	754,329
Gree, Inc. (L)	5,700	71,724
IAC/InterActiveCorp	2,770	123,764
LinkedIn Corp., Class A (I)	4,390	772,903
LivePerson, Inc. (I)	7,710	104,702
Sohu.com, Inc. (I)(L)	4,130	204,889
Trulia, Inc. (I)(L)	4,976	156,147
VeriSign, Inc. (I)(L)	1,800	85,104
Web.com Group, Inc. (I)(L)	10,100	172,508
Yahoo!, Inc. (I)	6,200	145,886

		3,401,749
IT Services - 1.3%
Accenture PLC, Class A	700	53,179
Amdocs, Ltd.	4,200	152,250

57

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services (continued)
Cap Gemini SA	3,380	$154,053
Cognizant Technology
Solutions Corp., Class A (I)	500	38,305
Computer Sciences Corp.	3,000	147,690
Heartland Payment Systems, Inc. (L)	2,980	98,251
IBM Corp.	3,400	725,220
Mastercard, Inc., Class A	890	481,606
NET One Systems Company, Ltd.	9,900	87,228
The Western Union Company	13,900	209,056
Virtusa Corp. (I)	1,340	31,838
WEX, Inc. (I)	1,470	115,395
WNS Holdings, Ltd., ADR (I)	7,440	109,666

		2,403,737
Semiconductors & Semiconductor Equipment - 1.1%
Cypress Semiconductor Corp. (I)	14,900	164,347
Intel Corp.	48,900	1,068,465
Lattice Semiconductor Corp. (I)	24,810	135,215
Maxim Integrated Products, Inc.	11,300	368,945
NXP Semiconductor NV (I)	6,300	190,638
Ultratech, Inc. (I)	2,490	98,430
Wolfson Microelectronics PLC (I)	43,987	118,284

		2,144,324
Software - 4.4%
Activision Blizzard, Inc.	28,200	410,874
Adobe Systems, Inc. (I)	12,500	543,875
Cadence Design Systems, Inc. (I)(L)	12,460	173,568
Changyou.com, Ltd., ADR (L)	2,760	79,736
Comverse, Inc. (I)	15,770	442,191
Concur Technologies, Inc. (I)(L)	2,240	153,798
Electronic Arts, Inc. (I)	20,330	359,841
Fair Isaac Corp.	3,590	164,027
FleetMatics Group PLC (I)	6,030	146,228
Imperva, Inc. (I)	4,500	173,250
Konami Corp.	3,600	71,978
MacDonald Dettwiler & Associates, Ltd.	2,200	150,514
MICROS Systems, Inc. (I)(L)	3,150	143,357
Microsoft Corp.	39,190	1,121,226
NetSuite, Inc. (I)(L)	2,100	168,126
Nintendo Company, Ltd.	1,960	212,103
Oracle Corp.	27,660	894,524
PTC, Inc. (I)	4,070	103,744
Salesforce.com, Inc. (I)	2,770	495,359
ServiceNow, Inc. (I)	9,915	358,923
SolarWinds, Inc. (I)	4,700	277,770
Solera Holdings, Inc.	2,880	167,990
Splunk, Inc. (I)	8,110	324,643
Symantec Corp. (I)	12,700	313,436
TIBCO Software, Inc. (I)	2,130	43,069
TiVo, Inc. (I)	7,400	91,686
Verint Systems, Inc. (I)	16,816	614,612

		8,200,448

		21,838,016
Materials - 2.3%
Chemicals - 0.7%
CF Industries Holdings, Inc.	1,480	281,748
Huabao International Holdings, Ltd.	472,000	204,529
LyondellBasell Industries NV, Class A	4,900	310,121
Methanex Corp.	4,880	198,274
NewMarket Corp. (L)	270	70,297
Shin-Etsu Chemical Company, Ltd.	2,400	159,267
The Sherwin-Williams Company	510	86,134

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
Westlake Chemical Corp.	660	$61,710

		1,372,080
Construction Materials - 0.6%
CRH PLC (London Exchange)	18,205	404,158
Headwaters, Inc. (I)	15,710	171,239
HeidelbergCement AG	3,833	275,602
Siam Cement PCL, NVDR	12,800	210,305

		1,061,304
Containers & Packaging - 0.5%
Crown Holdings, Inc. (I)	5,450	226,775
MeadWestvaco Corp.	5,400	196,020
Packaging Corp. of America	2,380	106,791
Smurfit Kappa Group PLC	23,931	395,876

		925,462
Metals & Mining - 0.2%
Alcoa, Inc.	11,700	99,684
Detour Gold Corp. (I)	4,100	78,824
Monnet Ispat & Energy, Ltd.	22,389	75,339
New Gold, Inc. (I)	5,500	50,050
Southern Copper Corp.	3,200	120,224

		424,121
Paper & Forest Products - 0.3%
International Paper Company	3,200	149,056
KapStone Paper and Packaging Corp.	7,630	212,114
Louisiana-Pacific Corp. (I)	6,380	137,808

		498,978

		4,281,945
Telecommunication Services - 0.6%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.	7,350	269,672
Verizon Communications, Inc.	12,230	601,105
Windstream Corp.	4,400	34,980

		905,757
Wireless Telecommunication Services - 0.1%
Softbank Corp.	3,300	152,064
Sprint Nextel Corp. (I)	12,300	76,383

		228,447

		1,134,204
Utilities - 1.4%
Electric Utilities - 0.9%
Entergy Corp.	5,570	352,247
Exelon Corp.	4,300	148,264
Pinnacle West Capital Corp.	6,900	399,441
Xcel Energy, Inc.	24,500	727,650

		1,627,602
Gas Utilities - 0.1%
Infraestructura Energetica Nova
SAB de CV (I)	1,400	4,460
Snam SpA	31,020	141,519

		145,979
Independent Power Producers & Energy Traders - 0.1%
AES Corp.	4,100	51,537
NTPC, Ltd.	48,239	126,218

		177,755

58

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multi-Utilities - 0.3%
Ameren Corp.	9,720	$340,394
Public Service Enterprise Group, Inc.	9,770	335,502

		675,896

		2,627,232

TOTAL COMMON STOCKS (Cost $107,222,051)		$120,389,931

PREFERRED SECURITIES - 0.1%
Financials - 0.1%
Citigroup Capital XIII (7.875% to 10/30/2015,
then 3 month LIBOR + 6.370%)	5,000	142,950

TOTAL PREFERRED SECURITIES (Cost $140,000)		$142,950

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 10.6%
U.S. Government - 10.0%
U.S. Treasury Bonds
2.750%, 11/15/2042	$220,000	$204,359
3.000%, 05/15/2042	125,000	122,637
3.125%, 11/15/2041	1,200,000	1,209,563
3.875%, 08/15/2040	100,000	115,891
4.250%, 05/15/2039 (F)	675,000	830,988
4.375%, 02/15/2038 to 05/15/2041	418,500	525,209
4.625%, 02/15/2040	500,000	652,110
4.750%, 02/15/2041	674,400	897,162
5.375%, 02/15/2031	455,000	633,588
6.250%, 08/15/2023 (F)	100,000	141,641
U.S. Treasury Notes
0.250%, 06/30/2014	950,000	950,668
0.625%, 07/15/2014	675,000	678,665
0.750%, 12/15/2013 (D)	1,850,000	1,857,805
0.875%, 04/30/2017	4,575,000	4,630,760
1.625%, 11/15/2022	285,000	280,191
1.750%, 07/31/2015	1,405,000	1,452,748
2.000%, 04/30/2016	840,000	881,672
3.125%, 08/31/2013	970,000	981,974
4.000%, 02/15/2015	975,000	1,043,250
4.250%, 11/15/2014	800,000	852,062

		18,942,943
U.S. Government Agency - 0.6%
Federal Home Loan Mortgage Corp.
4.500%, 10/01/2038	40,698	43,528
Federal National Mortgage Association
4.520%, 04/01/2020	288,847	331,186
4.680%, 02/01/2020	289,028	333,851
Government National Mortgage Association
4.000%, 11/15/2040 to 09/15/2041	145,893	159,190
5.000%, 04/15/2036 to 04/15/2038	216,514	236,115

		1,103,870

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $19,565,147)		$20,046,813

FOREIGN GOVERNMENT
OBLIGATIONS - 0.3%
Brazil - 0.2%
Federative Republic of Brazil
Zero Coupon 01/01/2015 (Z)	500,000	214,004
Bond2.625%, maturing at 01/05/2023	200,000	192,000

		406,004

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Chile - 0.1%
Republic of Chile
3.875%, 08/05/2020	$150,000	$165,525
Mexico - 0.0%
Government of Mexico
4.750%, 03/08/2044	74,000	76,775

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $657,544)		$648,304

CORPORATE BONDS - 12.4%
Consumer Discretionary - 1.9%
AutoNation, Inc.
5.500%, 02/01/2020	16,000	17,360
Autozone, Inc.
4.000%, 11/15/2020	135,000	144,508
CBS Corp.
5.750%, 04/15/2020	90,000	106,025
8.875%, 05/15/2019	50,000	66,814
CCO Holdings LLC
5.750%, 09/01/2023 (S)	10,000	10,025
6.500%, 04/30/2021	15,000	15,863
6.625%, 01/31/2022	25,000	26,813
7.375%, 06/01/2020	40,000	44,350
Choice Hotels International, Inc.
5.750%, 07/01/2022	10,000	11,100
Comcast Cable Communications LLC
8.500%, 05/01/2027	50,000	70,882
Comcast Corp.
6.450%, 03/15/2037	150,000	190,561
COX Communications, Inc.
8.375%, 03/01/2039 (S)	130,000	192,854
Daimler Finance North America LLC
1.250%, 01/11/2016 (S)	185,000	185,649
DIRECTV Holdings LLC
1.750%, 01/15/2018	110,000	108,775
4.600%, 02/15/2021	50,000	54,469
Discovery Communications LLC
3.250%, 04/01/2023	20,000	20,307
DISH DBS Corp.
5.875%, 07/15/2022	35,000	36,706
6.750%, 06/01/2021	35,000	38,894
7.875%, 09/01/2019	16,000	18,960
Ford Motor Credit Company LLC
5.875%, 08/02/2021	200,000	228,924
6.625%, 08/15/2017	125,000	145,834
Historic TW, Inc.
6.625%, 05/15/2029	100,000	123,656
Home Depot, Inc.
5.875%, 12/16/2036	80,000	99,584
Lamar Media Corp.
5.875%, 02/01/2022	5,000	5,413
Liberty Interactive LLC
8.250%, 02/01/2030	20,000	22,000
Limited Brands, Inc.
5.625%, 02/15/2022	40,000	42,400
7.000%, 05/01/2020	10,000	11,600
NBCUniversal Enterprise, Inc.
1.974%, 04/15/2019 (S)	100,000	100,702
NBCUniversal Media LLC
5.150%, 04/30/2020	110,000	130,439
6.400%, 04/30/2040	40,000	50,796
Netflix, Inc.
5.375%, 02/01/2021 (S)	10,000	9,925

59

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
News America, Inc.
6.150%, 02/15/2041	$45,000	$53,972
7.280%, 06/30/2028	140,000	177,917
7.850%, 03/01/2039	50,000	67,247
PVH Corp.
7.375%, 05/15/2020	20,000	22,300
Sally Holdings LLC
5.750%, 06/01/2022	10,000	10,438
Sotheby’s
5.250%, 10/01/2022 (S)	10,000	10,100
Tenneco, Inc.
6.875%, 12/15/2020	20,000	21,975
Time Warner Cable, Inc.
4.125%, 02/15/2021	75,000	80,545
4.500%, 09/15/2042	65,000	59,188
5.000%, 02/01/2020	90,000	102,464
5.875%, 11/15/2040	120,000	128,142
Time Warner, Inc.
7.625%, 04/15/2031	200,000	270,935
Viacom, Inc.
4.375%, 03/15/2043 (S)	141,000	130,496
Videotron, Ltd.
5.000%, 07/15/2022	21,000	21,315
Wynn Las Vegas LLC
7.750%, 08/15/2020	35,000	39,244

		3,528,466
Consumer Staples - 0.9%
Altria Group, Inc.
2.850%, 08/09/2022	75,000	73,786
9.700%, 11/10/2018	68,000	94,677
10.200%, 02/06/2039	25,000	42,134
Anheuser-Busch InBev Worldwide, Inc.
8.200%, 01/15/2039	50,000	80,542
Avon Products, Inc.
2.375%, 03/15/2016	10,000	10,130
5.000%, 03/15/2023	5,000	5,134
Cargill, Inc.
4.307%, 05/14/2021 (S)	100,000	110,333
Coca-Cola Enterprises, Inc.
2.125%, 09/15/2015	170,000	174,842
Coca-Cola Refreshments USA, Inc.
7.375%, 03/03/2014	1,000	1,060
Constellation Brands, Inc.
7.250%, 05/15/2017	45,000	51,778
CVS Caremark Corp.
2.750%, 12/01/2022	110,000	108,525
6.250%, 06/01/2027	65,000	83,221
General Mills, Inc.
5.250%, 08/15/2013	100,000	101,776
Heineken NV
2.750%, 04/01/2023 (S)	25,000	24,570
Imperial Tobacco Finance PLC
3.500%, 02/11/2023 (S)	225,000	227,158
Lorillard Tobacco Company
8.125%, 06/23/2019	21,000	26,730
Molson Coors Brewing Company
3.500%, 05/01/2022	25,000	26,027
Mondelez International, Inc.
6.875%, 01/26/2039	90,000	121,263
PepsiCo, Inc.
7.900%, 11/01/2018	114,000	151,852

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Wal-Mart Stores, Inc.
6.200%, 04/15/2038	$125,000	$165,156

		1,680,694
Energy - 1.1%
Anadarko Petroleum Corp.
6.450%, 09/15/2036	150,000	184,628
ConocoPhillips
5.900%, 05/15/2038	245,000	306,191
CONSOL Energy, Inc.
8.000%, 04/01/2017	5,000	5,400
8.250%, 04/01/2020	10,000	11,075
Continental Resources, Inc.
5.000%, 09/15/2022	35,000	37,188
Denbury Resources, Inc.
4.625%, 07/15/2023	10,000	9,650
El Paso Corp.
6.500%, 09/15/2020	40,000	44,216
7.000%, 06/15/2017	35,000	40,045
Energy Transfer Equity LP
7.500%, 10/15/2020	45,000	51,863
Energy Transfer Partners LP
3.600%, 02/01/2023	105,000	104,565
EP Energy LLC
6.875%, 05/01/2019	10,000	10,950
Gazprom Neft OAO
4.375%, 09/19/2022 (S)	200,000	197,250
Harvest Operations Corp.
6.875%, 10/01/2017	30,000	33,525
Hornbeck Offshore Services, Inc.
5.875%, 04/01/2020	15,000	15,525
Kinder Morgan Energy Partners LP
6.850%, 02/15/2020	75,000	94,119
Kinder Morgan Finance Company LLC
6.000%, 01/15/2018 (S)	55,000	60,889
Newfield Exploration Company
5.625%, 07/01/2024	10,000	10,325
5.750%, 01/30/2022	10,000	10,700
6.875%, 02/01/2020	25,000	26,813
Nexen, Inc.
6.200%, 07/30/2019	100,000	124,867
Peabody Energy Corp.
6.500%, 09/15/2020	61,000	64,965
Petrobras International Finance Company
5.375%, 01/27/2021	200,000	215,923
6.750%, 01/27/2041	26,000	29,431
Petroleos Mexicanos
5.500%, 06/27/2044 (S)	135,000	139,253
Pioneer Natural Resources Company
6.650%, 03/15/2017	25,000	29,347
6.875%, 05/01/2018	25,000	30,471
Range Resources Corp.
5.750%, 06/01/2021	5,000	5,363
6.750%, 08/01/2020	20,000	22,000
Transocean, Inc.
2.500%, 10/15/2017	40,000	40,523
4.950%, 11/15/2015	100,000	108,199

		2,065,259
Financials - 5.3%
American Express Company
7.000%, 03/19/2018	170,000	212,369
American International Group, Inc.
2.375%, 08/24/2015	55,000	56,419

60

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
American International Group, Inc. (continued)
4.875%, 06/01/2022	$70,000	$79,244
5.450%, 05/18/2017	100,000	114,596
Bank of America Corp.
2.000%, 01/11/2018	80,000	79,656
5.000%, 05/13/2021	100,000	112,159
5.625%, 07/01/2020	115,000	134,275
5.750%, 12/01/2017	85,000	98,357
5.875%, 01/05/2021	100,000	118,163
7.625%, 06/01/2019	125,000	158,866
Barclays Bank PLC
6.050%, 12/04/2017 (S)	200,000	223,014
BNP Paribas SA
2.375%, 09/14/2017	200,000	203,047
Brandywine Operating Partnership LP
4.950%, 04/15/2018	75,000	82,724
7.500%, 05/15/2015	100,000	112,014
Capital One Financial Corp.
6.150%, 09/01/2016	175,000	201,195
CBRE Services, Inc.
5.000%, 03/15/2023	5,000	5,056
CIT Group, Inc.
5.250%, 03/15/2018	31,000	33,480
5.500%, 02/15/2019 (S)	25,000	27,438
Citigroup, Inc.
2.250%, 08/07/2015	100,000	102,359
4.050%, 07/30/2022	110,000	113,712
6.125%, 11/21/2017 to 08/25/2036	480,000	563,491
6.875%, 03/05/2038	15,000	19,709
8.500%, 05/22/2019	60,000	79,975
Credit Acceptance Corp.
9.125%, 02/01/2017	25,000	27,188
Discover Financial Services
6.450%, 06/12/2017	100,000	117,210
Duke Realty Lp
3.625%, 04/15/2023	50,000	50,101
DuPont Fabros Technology LP
8.500%, 12/15/2017	30,000	32,250
Equity One, Inc.
6.000%, 09/15/2017	50,000	56,998
ERP Operating LP
5.250%, 09/15/2014	100,000	106,483
General Electric Capital Corp.
4.650%, 10/17/2021	310,000	347,284
5.875%, 01/14/2038	130,000	151,810
6.750%, 03/15/2032	90,000	114,707
General Electric Capital Corp., (6.250% to
12/15/2022, then 3 month LIBOR + 4.704%)
12/15/2022 (Q)	100,000	109,842
Hartford Financial Services Group, Inc.,
(8.125% to 06/15/2018, then 3 month
LIBOR + 4.6025%)
06/15/2038	30,000	35,588
HCP, Inc.
3.750%, 02/01/2019	30,000	32,355
5.650%, 12/15/2013	100,000	103,452
6.000%, 01/30/2017	35,000	40,529
Health Care REIT, Inc.
2.250%, 03/15/2018	20,000	20,191
4.125%, 04/01/2019	5,000	5,423
5.250%, 01/15/2022	125,000	141,109
Host Hotels & Resorts LP
6.000%, 11/01/2020	30,000	33,225

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
HSBC Holdings PLC
5.100%, 04/05/2021	$245,000	$283,261
6.800%, 06/01/2038	100,000	128,001
HSBC USA, Inc.
1.625%, 01/16/2018	145,000	144,932
ING US, Inc.
5.500%, 07/15/2022 (S)	15,000	16,607
International Lease Finance Corp.
5.650%, 06/01/2014	30,000	31,313
5.750%, 05/15/2016	60,000	64,806
7.125%, 09/01/2018 (S)	50,000	58,750
JPMorgan Chase & Company
4.350%, 08/15/2021	160,000	176,620
6.000%, 01/15/2018	200,000	237,771
6.400%, 05/15/2038	150,000	192,639
Kimco Realty Corp.
6.875%, 10/01/2019	100,000	126,797
Liberty Property LP
3.375%, 06/15/2023	30,000	29,807
4.125%, 06/15/2022	25,000	26,448
Massachusetts Mutual Life Insurance
Company
8.875%, 06/01/2039 (S)	100,000	154,804
Merrill Lynch & Company, Inc.
6.400%, 08/28/2017	55,000	64,578
7.750%, 05/14/2038	200,000	266,932
Metropolitan Life Global Funding I
3.125%, 01/11/2016 (S)	325,000	343,824
5.125%, 04/10/2013 (S)	25,000	25,024
Morgan Stanley
3.750%, 02/25/2023	50,000	50,577
4.875%, 11/01/2022	105,000	111,389
5.500%, 07/24/2020	100,000	115,230
5.550%, 04/27/2017	100,000	113,108
6.375%, 07/24/2042	55,000	66,186
6.625%, 04/01/2018	250,000	298,980
Nationwide Mutual Insurance Company
9.375%, 08/15/2039 (S)	105,000	152,194
PNC Funding Corp.
5.625%, 02/01/2017	100,000	114,264
ProLogis LP
6.125%, 12/01/2016	100,000	115,059
Provident Funding Associates LP
10.250%, 04/15/2017 (S)	25,000	27,875
Realty Income Corp.
3.250%, 10/15/2022	20,000	19,597
6.750%, 08/15/2019	100,000	123,772
Royal Bank of Scotland Group PLC
2.550%, 09/18/2015	75,000	77,084
6.125%, 12/15/2022	40,000	41,399
SLM Corp.
4.625%, 09/25/2017	175,000	181,855
6.000%, 01/25/2017	20,000	21,750
8.450%, 06/15/2018	35,000	41,475
SunTrust Banks, Inc.
3.600%, 04/15/2016	100,000	107,094
Swiss Re Treasury U.S. Corp.
2.875%, 12/06/2022 (S)	20,000	19,958
The Bear Stearns Companies LLC
6.400%, 10/02/2017	115,000	137,343
The Goldman Sachs Group, Inc.
5.250%, 07/27/2021	155,000	175,734
5.750%, 01/24/2022	150,000	174,519

61

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
The Goldman Sachs Group, Inc. (continued)
6.150%, 04/01/2018	$45,000	$53,050
6.750%, 10/01/2037	230,000	258,093
7.500%, 02/15/2019	60,000	75,101
Ventas Realty LP
2.000%, 02/15/2018	40,000	40,245
2.700%, 04/01/2020	55,000	55,227
4.750%, 06/01/2021	75,000	83,400
Wachovia Corp.
5.750%, 06/15/2017	155,000	182,232
Wells Fargo & Company
3.450%, 02/13/2023	50,000	50,374
3.676%, 06/15/2016	100,000	108,141

		10,022,282
Health Care - 0.7%
AbbVie, Inc.
1.750%, 11/06/2017 (S)	105,000	106,324
2.000%, 11/06/2018 (S)	105,000	106,308
2.900%, 11/06/2022 (S)	45,000	45,074
AmerisourceBergen Corp.
5.875%, 09/15/2015	50,000	55,993
Amgen, Inc.
5.150%, 11/15/2041	15,000	16,122
6.900%, 06/01/2038	130,000	171,956
Community Health Systems, Inc.
5.125%, 08/15/2018	40,000	41,900
Express Scripts Holding Company
2.100%, 02/12/2015	275,000	280,933
Fresenius US Finance II, Inc.
9.000%, 07/15/2015 (S)	15,000	17,175
HCA, Inc.
4.750%, 05/01/2023	20,000	19,900
6.500%, 02/15/2020	40,000	45,125
8.500%, 04/15/2019	25,000	27,594
Pfizer, Inc.
7.200%, 03/15/2039	50,000	73,578
Roche Holdings, Inc.
6.000%, 03/01/2019 (S)	125,000	155,542
WellPoint, Inc.
4.650%, 01/15/2043	105,000	105,157
7.000%, 02/15/2019	30,000	37,537
Zoetis, Inc.
3.250%, 02/01/2023 (S)	25,000	25,371

		1,331,589
Industrials - 0.6%
Air Lease Corp.
4.750%, 03/01/2020	25,000	25,625
BE Aerospace, Inc.
5.250%, 04/01/2022	35,000	36,094
Bombardier, Inc.
7.500%, 03/15/2018 (S)	20,000	22,825
Case New Holland, Inc.
7.875%, 12/01/2017	80,000	93,600
Clean Harbors, Inc.
5.250%, 08/01/2020	10,000	10,325
Continental Airlines 1997-4 Class A Pass
Through Trust
6.900%, 01/02/2018	35,068	38,049
Continental Airlines 1998-1 Class A Pass
Through Trust
6.648%, 09/15/2017	31,086	33,184

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Continental Airlines 2012-2 Class A Pass
Through Trust
4.000%, 10/29/2024	$85,000	$88,400
Crown Americas LLC
6.250%, 02/01/2021	10,000	10,925
Deluxe Corp.
6.000%, 11/15/2020 (S)	10,000	10,250
7.000%, 03/15/2019	5,000	5,425
ERAC USA Finance LLC
6.375%, 10/15/2017 (S)	100,000	120,338
Esterline Technologies Corp.
7.000%, 08/01/2020	5,000	5,519
Huntington Ingalls Industries, Inc.
7.125%, 03/15/2021	30,000	32,625
Hutchison Whampoa International 12 II, Ltd.
2.000%, 11/08/2017 (S)	250,000	252,140
Masco Corp.
6.500%, 08/15/2032	15,000	15,299
7.125%, 03/15/2020	35,000	40,880
Penske Truck Leasing Company LP
2.875%, 07/17/2018 (S)	120,000	122,423
Textron, Inc.
7.250%, 10/01/2019	50,000	60,579
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023	13,547	15,038
Waste Management, Inc.
6.375%, 03/11/2015	45,000	49,710

		1,089,253
Information Technology - 0.3%
Audatex North America, Inc.
6.750%, 06/15/2018 (S)	10,000	10,725
Brocade Communications Systems, Inc.
4.625%, 01/15/2023 (S)	5,000	4,838
Equinix, Inc.
5.375%, 04/01/2023	10,000	10,125
8.125%, 03/01/2018	20,000	22,100
Fidelity National Information Services, Inc.
5.000%, 03/15/2022	35,000	37,144
Flextronics International, Ltd.
5.000%, 02/15/2023 (S)	5,000	4,988
Hewlett-Packard Company
2.600%, 09/15/2017	125,000	126,022
2.650%, 06/01/2016	40,000	40,803
4.750%, 06/02/2014	46,000	48,048
Hughes Satellite Systems Corp.
6.500%, 06/15/2019	15,000	16,463
IAC/InterActiveCorp.
4.750%, 12/15/2022 (S)	10,000	9,775
Jabil Circuit, Inc.
5.625%, 12/15/2020	5,000	5,300
NCR Corp.
4.625%, 02/15/2021 (S)	20,000	19,900
Seagate HDD Cayman
6.875%, 05/01/2020	55,000	59,125
TSMC Global Ltd.
1.625%, 04/03/2018 (S)	200,000	199,866

		615,222
Materials - 0.3%
Agrium, Inc.
7.125%, 05/23/2036	50,000	61,933

62

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Ashland, Inc.
4.750%, 08/15/2022 (S)	$5,000	$5,088
Ball Corp.
5.000%, 03/15/2022	10,000	10,400
6.750%, 09/15/2020	30,000	33,075
CF Industries, Inc.
7.125%, 05/01/2020	15,000	18,595
Clearwater Paper Corp.
7.125%, 11/01/2018	5,000	5,438
FMG Resources August 2006 Pty, Ltd.
6.000%, 04/01/2017 (S)	15,000	15,413
Freeport-McMoRan Copper & Gold, Inc.
3.875%, 03/15/2023 (S)	155,000	155,561
Owens-Brockway Glass Container, Inc.
7.375%, 05/15/2016	45,000	51,750
PH Glatfelter Company
5.375%, 10/15/2020	6,000	6,285
Rio Tinto Finance USA, Ltd.
6.500%, 07/15/2018	75,000	92,105
Rock-Tenn Company
4.000%, 03/01/2023	15,000	15,270
Silgan Holdings, Inc.
5.000%, 04/01/2020	40,000	41,100
The Dow Chemical Company
4.250%, 11/15/2020	95,000	104,387
5.900%, 02/15/2015	50,000	54,650

		671,050
Telecommunication Services - 0.6%
AT&T, Inc.
6.300%, 01/15/2038	160,000	192,213
Deutsche Telekom International Finance BV
8.750%, 06/15/2030	50,000	70,881
eAccess, Ltd.
8.250%, 04/01/2018 (S)	5,000	5,538
Frontier Communications Corp.
7.125%, 03/15/2019	10,000	10,800
8.250%, 04/15/2017	10,000	11,700
SBA Tower Trust
2.933%, 12/15/2017 (S)	75,000	78,360
Sprint Nextel Corp.
7.000%, 03/01/2020 (S)	15,000	17,475
9.000%, 11/15/2018 (S)	15,000	18,544
Telecom Italia Capital SA
5.250%, 11/15/2013	50,000	51,043
Telefonica Emisiones SAU
3.992%, 02/16/2016	50,000	52,121
Verizon Communications, Inc.
2.450%, 11/01/2022	60,000	56,789
8.750%, 11/01/2018	185,000	248,909
Verizon Wireless Capital LLC
5.550%, 02/01/2014	115,000	119,499
Vivendi SA
2.400%, 04/10/2015 (S)	50,000	50,986
Windstream Corp.
7.875%, 11/01/2017	60,000	68,550

		1,053,408
Utilities - 0.7%
AmeriGas Finance LLC
6.750%, 05/20/2020	25,000	27,188
AmeriGas Partners LP
6.500%, 05/20/2021	15,000	15,975

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Calpine Corp.
7.500%, 02/15/2021	$17,227	$18,907
Carolina Power & Light Company
5.300%, 01/15/2019	55,000	66,180
CenterPoint Energy, Inc.
6.500%, 05/01/2018	50,000	61,096
Commonwealth Edison Company
5.950%, 08/15/2016	100,000	116,198
Dominion Resources, Inc.
6.400%, 06/15/2018	50,000	61,801
7.000%, 06/15/2038	25,000	34,746
DPL, Inc.
7.250%, 10/15/2021	40,000	42,400
Duke Energy Corp.
5.650%, 06/15/2013	50,000	50,513
Edison International
3.750%, 09/15/2017	50,000	54,498
Ferrellgas LP
6.500%, 05/01/2021	16,000	16,520
FirstEnergy Corp.
7.375%, 11/15/2031	100,000	117,286
Ipalco Enterprises, Inc.
7.250%, 04/01/2016 (S)	5,000	5,613
NiSource Finance Corp.
6.400%, 03/15/2018	50,000	60,070
Oncor Electric Delivery Company LLC
7.500%, 09/01/2038	50,000	69,985
Progress Energy, Inc.
7.000%, 10/30/2031	50,000	65,106
Puget Sound Energy, Inc.
5.757%, 10/01/2039	100,000	126,834
Sempra Energy
6.500%, 06/01/2016	115,000	134,040
Southern California Edison Company
6.000%, 01/15/2034	100,000	129,391
The AES Corp.
8.000%, 06/01/2020	20,000	23,700

		1,298,047

TOTAL CORPORATE BONDS (Cost $21,625,902)		$23,355,270

CONVERTIBLE BONDS - 0.0%
Energy - 0.0%
Chesapeake Energy Corp.
2.500%, 05/15/2037	$22,000	$21,079

TOTAL CONVERTIBLE BONDS (Cost $20,207)		$21,079

CAPITAL PREFERRED SECURITIES - 0.1%
Financials - 0.1%
ACE Capital Trust II
9.700%, 04/01/2030	75,000	109,125

TOTAL CAPITAL PREFERRED SECURITIES (Cost $83,614)		$109,125

Municipal Bonds - 0.9%
Bay Area Toll Authority (California)
6.263%, 04/01/2049	50,000	68,097
Illinois State Toll Highway Authority
6.184%, 01/01/2034	95,000	120,471
Los Angeles Unified School District
(California)
5.750%, 07/01/2034	150,000	183,905
Maryland State Transportation Authority
5.888%, 07/01/2043	40,000	52,670

63

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

CAPITAL PREFERRED SECURITIES (continued)
Municipal Bonds (continued)
New Jersey State Turnpike Authority
7.414%, 01/01/2040	$100,000	$146,082
New York State Thruway Authority
5.883%, 04/01/2030	185,000	230,297
Port Authority of New York & New Jersey
6.040%, 12/01/2029	45,000	58,475
State of California
7.600%, 11/01/2040	30,000	43,799
7.550%, 04/01/2039	100,000	144,480
7.300%, 10/01/2039	175,000	243,889
State of Illinois, GO
5.665%, 03/01/2018	115,000	131,490
University of California
5.770%, 05/15/2043	85,000	102,623
University of Missouri
5.960%, 11/01/2039	110,000	142,606

TOTAL MUNICIPAL BONDS (Cost $1,300,725)		$1,668,884

COLLATERALIZED MORTGAGE
OBLIGATIONS - 1.9%
Commercial & Residential - 1.9%
Alternative Loan Trust, Series 2005-56,
Class 5A1 0.524%, 11/25/2035 (P)	18,644	14,077
Banc of America Merrill Lynch Commercial
Mortgage, Inc., Series 2007-4, Class A4
5.936%, 02/10/2051 (P)	140,000	162,396
Bear Stearns Commercial Mortgage Securities
Series 2005-10, Class 11A1,
0.704%, 01/25/2036 (P)	34,827	22,346
Series 2006-PW14, Class A4,
5.201%, 12/11/2038	215,000	242,072
Series 2007-T26, Class A4,
5.471%, 01/12/2045 (P)	30,000	34,545
Series 2006-PW11, Class A4,
5.618%, 03/11/2039 (P)	225,000	250,607
Series 2007-PW16, Class A4,
5.905%, 06/11/2040 (P)	140,000	163,117
Citigroup/Deutsche Bank
Commercial Mortgage Trust
Series 2007-CD4, Class A4,
5.322%, 12/11/2049	85,000	96,636
Series 2007-CD4, Class AJ,
5.398%, 12/11/2049 (P)	50,000	30,414
Commercial Mortgage Loan Trust,
Series 2008-LS1, Class A4B
6.206%, 12/10/2049 (P)	80,000	93,545
Commercial Mortgage Pass
Through Certificates
Series 2013-WWP, Class A2,
3.424%, 03/10/2031 (S)	135,000	138,375
Series 2012-CR3, Class F,
4.750%, 11/15/2045 (P)(S)	35,000	28,209
Series 2006-C7, Class A4,
5.940%, 06/10/2046 (P)	60,000	67,489
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4, Class A3
5.467%, 09/15/2039	88,709	99,393
Greenwich Capital Commercial
Funding Corp., Series 2004-GG1, Class A7
5.317%, 06/10/2036 (P)	67,999	69,907
GS Mortgage Securities Corp. II
Series 2012-BWTR, Class A,
2.954%, 11/05/2034 (S)	130,000	129,638

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
GS Mortgage Securities Corp. II (continued)
Series 2012-ALOH, Class A,
3.551%, 04/10/2034 (S)	$140,000	$147,330
Series 2012-GCJ9, Class D,
5.020%, 11/10/2045 (P)(S)	45,000	42,731
Series 2005-ROCK, Class A,
5.366%, 05/03/2032 (S)	30,000	36,369
GS Mortgage Securities Corp. Trust,
Series 2012-SHOP, Class A
2.933%, 06/05/2031 (S)	105,000	109,716
Harborview Mortgage Loan Trust
Series 2006-12, Class 2A2A,
0.393%, 01/19/2038 (P)	21,651	17,194
Series 2005-8, Class 1A2A,
0.533%, 09/19/2035 (P)	16,979	13,139
Indymac Indx Mortgage Loan Trust,
Series 2006-AR8, Class A4A
0.604%, 07/25/2046 (P)	27,605	12,380
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2012-LC9, Class A5,
2.840%, 12/15/2047	120,000	120,425
Series 2012-WLDN, Class A,
3.905%, 05/05/2030 (S)	125,000	133,502
LB-UBS Commercial Mortgage Trust
Series 2007-C2, Class A3,
5.430%, 02/15/2040	135,000	152,156
Series 2006-C4, Class A4,
6.062%, 06/15/2038 (P)	140,000	158,807
Morgan Stanley Capital I
Series 2011-C2, Class A4,
4.661%, 06/15/2044 (S)	100,000	115,705
Series 2011, Class C10,
5.033%, 09/15/2047 (P)(S)	100,000	118,360
Morgan Stanley Capital I Trust,
Series 2008-T29, Class A4
6.452%, 01/11/2043 (P)	35,000	42,249
OBP Depositor LLC Trust, Series 2010-OBP,
Class A 4.646%, 07/15/2045 (S)	100,000	115,171
RALI Series Trust, Series 2007-QH9, Class A1
2.994%, 11/25/2037 (P)	65,431	34,353
Residential Asset Securitization Trust,
Series 2005-A2, Class A2
0.654%, 03/25/2035 (P)	14,897	11,439
Structured Asset Mortgage
Investments II Trust, Series 2006-AR5,
Class 4A1 0.424%, 05/25/2046 (P)	17,830	9,823
UBS-Barclays Commercial Mortgage Trust
Series 2013-C5, Class A4,
3.185%, 03/10/2046	140,000	143,706
Series 2012-C2, Class A4,
3.525%, 05/10/2063	150,000	158,607
Series 2012-C3, Class E,
5.000%, 08/10/2049 (P)(S)	60,000	48,477
WF-RBS Commercial Mortgage Trust
Series 2012-C10, Class A3,
2.875%, 12/15/2045	25,000	25,200
Series 2013-C11, Class E,
4.325%, 03/15/2045 (P)(S)	100,000	76,110
Series 2011-C2, Series A4,
4.869%, 02/15/2044 (P)(S)	90,000	104,708

64

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
WF-RBS Commercial
Mortgage Trust (continued)
Series 2011-C4, Class F,
5.000%, 06/15/2044 (P)(S)	$35,000	$29,595

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $3,557,532)		$3,620,018

ASSET BACKED SECURITIES - 0.7%
Ally Master Owner Trust, Series 2010-3,
Class B 3.470%, 04/15/2015 (S)	125,000	125,103
CAL Funding II, Ltd., Series 2012-1A,
Class A 3.470%, 10/25/2027 (S)	23,958	24,328
CenterPoint Energy Transition Bond
Company LLC, Series 2005-A, Class A
5.170%, 08/01/2019	28,000	31,365
First Investors Auto Owner Trust,
Series 2012-1A, Class A2
1.960%, 11/15/2017 (S)	61,518	62,107
Ford Credit Auto Lease Trust, Series 2012-A,
Class B 1.610%, 10/15/2016 (S)	175,000	176,301
GSAA Home Equity Trust
Series 2006-20, Class 2A1A,
0.254%, 12/25/2046 (P)	82,127	50,225
Series 2006-11, Class 2A2,
0.364%, 07/25/2036 (P)	74,981	37,615
Series 2007-3, Class 1A2,
0.374%, 03/25/2047 (P)	124,988	60,465
GSAMP Trust
Series 2007-FM2, Class A2B,
0.294%, 01/25/2037 (P)	123,137	66,197
Series 2007-NC1, Class A2D,
0.434%, 12/25/2046 (P)	119,513	64,236
Hertz Vehicle Financing LLC, Series 2010-1A,
Class A2 3.740%, 02/25/2017 (S)	150,000	161,028
Santander Drive Auto Receivables Trust
Series 2012-5, Class B,
1.560%, 08/15/2018	80,000	80,781
Series 2011-1, Class B,
2.350%, 11/16/2015	185,000	187,564
Series 2010-2, Class C,
3.890%, 07/17/2017	70,000	72,205
SNAAC Auto Receivables Trust,
Series 2012-1A, Class A
1.780%, 06/15/2016 (S)	20,781	20,901
Volvo Financial Equipment LLC,
Series 2012-1A, Class B
1.510%, 08/15/2017 (S)	35,000	35,320

TOTAL ASSET BACKED SECURITIES (Cost $1,207,071)		$1,255,741

INVESTMENT COMPANIES - 0.1%
Financials - 0.1%
iShares Russell 2000 Growth Index Fund (L)	1,640	$176,710
SPDR S&P 500 ETF Trust	595	93,147

		269,857

TOTAL INVESTMENT COMPANIES (Cost $264,052)		$269,857

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

SECURITIES LENDING COLLATERAL - 4.2%
John Hancock Collateral
Investment Trust, 0.2481% (W)(Y)	780,953	7,816,329

TOTAL SECURITIES LENDING
COLLATERAL (Cost $7,816,281)		$7,816,329

SHORT-TERM INVESTMENTS - 9.1%
Repurchase Agreement - 9.1%
Bank of America Tri-Party Repurchase
Agreement dated 03/28/2013 at 0.190% to
be repurchased at $17,100,361 on
04/01/2013, collateralized by $17,448,400
U.S. Treasury Notes, 0.250% due
07/15/2015 (valued at $17,442,070,
including interest)	$17,100,000	$17,100,000

TOTAL SHORT-TERM INVESTMENTS (Cost $17,100,000)		$17,100,000

Total Investments (Core Allocation Plus Trust)
(Cost $180,560,126) - 104.4%		$196,444,301
Other assets and liabilities, net - (4.4%)		(8,274,895)

TOTAL NET ASSETS - 100.0%		$188,169,406

Core Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 53.2%
U.S. Government - 19.5%
U.S. Treasury Bonds
2.750%, 11/15/2042	$6,877,000	$6,388,087
3.125%, 11/15/2041 to 02/15/2043	4,503,000	4,528,516
4.375%, 05/15/2041	4,159,000	5,227,343
4.500%, 05/15/2038	7,823,000	9,981,663
U.S. Treasury Notes
0.125%, 12/31/2014	3,738,000	3,731,574
0.250%, 04/30/2014 to 10/15/2015	173,574,000	173,594,048
0.375%, 04/15/2015 to 03/15/2016	77,398,000	77,532,825
0.750%, 02/28/2018	18,090,000	18,094,233
1.250%, 03/15/2014	4,641,000	4,688,677
1.375%, 11/30/2015	11,428,000	11,744,944
1.750%, 03/31/2014	12,481,000	12,676,016
2.000%, 02/15/2023	2,297,000	2,327,867
2.750%, 11/30/2016	14,978,000	16,204,324

		346,720,117
U.S. Government Agency - 33.7%
Federal Home Loan Mortgage Corp.
2.500%, TBA (C)	30,300,000	30,864,543
3.000%, TBA (C)	80,000,000	81,879,233
3.000%, 07/01/2032 to 04/15/2043	22,555,309	23,184,235
3.500%, TBA (C)	8,900,000	9,343,957
3.500%, 08/01/2032 to 05/15/2043	25,790,923	27,407,412
4.000%, 04/01/2042 to 04/01/2043	54,106,115	58,957,086
4.500%, 09/01/2042	1,714,262	1,912,741
5.000%, 08/01/2039 to 04/01/2042	25,473,572	28,316,338
5.500%, 07/01/2038	4,569,389	4,987,061
6.000%, 03/01/2034 to 03/01/2036	3,127,084	3,511,619
Federal National Mortgage Association
3.000%, 02/01/2033 to 04/01/2043	112,371,787	115,651,179
3.500%, 08/01/2032 to 04/01/2043	50,819,446	54,097,436
4.000%, 07/01/2042 to 04/01/2043	39,582,077	43,164,565

65

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
5.000%, 03/01/2041 to 09/01/2041	$41,351,784	$46,739,373
5.500%, 09/01/2034 to 04/01/2040	5,379,885	6,047,859
6.000%, 03/01/2034 to 07/01/2037	30,622,715	34,379,116
6.500%, 10/01/2036	2,348,305	2,619,606
Government National Mortgage Association
3.000%, TBA (C)	17,300,000	18,077,650
6.000%, 01/15/2040	6,564,328	7,399,229

		598,540,238

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $942,094,495)		$945,260,355

FOREIGN GOVERNMENT
OBLIGATIONS - 1.2%
Canada - 0.3%
Province of Quebec, Canada
2.625%, 02/13/2023	4,270,000	4,292,554
Colombia - 0.1%
Republic of Colombia
2.625%, 03/15/2023	1,610,000	1,545,600
Mexico - 0.2%
Government of Mexico
5.750%, 10/12/2110	3,847,000	4,220,159
Slovakia - 0.3%
Government of Slovakia, Bond
4.375%, 05/21/2022 (S)	4,970,000	5,244,245
Slovenia - 0.1%
Government of Slovenia
5.500%, 10/26/2022 (S)	2,504,000	2,397,580
Spain - 0.2%
Government of Spain
4.000%, 03/06/2018 (S)	2,715,000	2,689,479

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $20,259,352)		$20,389,617

CORPORATE BONDS - 23.5%
Consumer Discretionary - 2.2%
Daimler Finance North America LLC
1.300%, 07/31/2015 (S)	4,230,000	4,258,490
1.875%, 09/15/2014 (S)	4,290,000	4,352,853
DIRECTV Holdings LLC 3.800%, 03/15/2022	1,305,000	1,334,841
Discovery Communications LLC
4.875%, 04/01/2043	1,965,000	2,013,846
Eaton Corp.
0.950%, 11/02/2015 (S)	2,385,000	2,396,190
2.750%, 11/02/2022 (S)	1,940,000	1,930,263
4.000%, 11/02/2032 (S)	675,000	675,077
Ford Motor Credit Company LLC
2.750%, 05/15/2015	1,895,000	1,934,348
5.875%, 08/02/2021	6,167,000	7,058,878
LVMH Moet Hennessy Louis Vuitton SA
1.625%, 06/29/2017 (S)	3,085,000	3,121,730
Mohawk Industries, Inc. 3.850%, 02/01/2023	2,060,000	2,095,704
NBCUniversal Enterprise, Inc.
1.974%, 04/15/2019 (S)	1,895,000	1,908,309
NBCUniversal Media LLC
4.450%, 01/15/2043	1,485,000	1,468,227
Omnicom Group, Inc. 3.625%, 05/01/2022	750,000	767,196

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Pearson Funding Four PLC
3.750%, 05/08/2022 (S)	$1,104,000	$1,153,342
Time Warner Cable, Inc.
4.000%, 09/01/2021	865,000	923,554
4.500%, 09/15/2042	1,385,000	1,261,157
WPP Finance 2010 5.125%, 09/07/2042	417,000	411,122

		39,065,127
Consumer Staples - 1.5%
Anheuser-Busch InBev Worldwide, Inc.
1.375%, 07/15/2017	3,540,000	3,570,957
7.750%, 01/15/2019	1,285,000	1,689,455
Avon Products, Inc.
4.600%, 03/15/2020	645,000	670,525
5.000%, 03/15/2023	645,000	662,281
ConAgra Foods, Inc.
1.300%, 01/25/2016	1,425,000	1,436,380
1.900%, 01/25/2018	1,045,000	1,055,815
3.200%, 01/25/2023	1,726,000	1,721,623
Kraft Foods Group, Inc. 6.500%, 02/09/2040	1,830,000	2,349,694
PepsiCo, Inc. 1.250%, 08/13/2017	3,379,000	3,391,164
Pernod-Ricard SA
4.250%, 07/15/2022 (S)	1,910,000	2,069,896
5.750%, 04/07/2021 (S)	803,000	954,809
Philip Morris International, Inc.
2.625%, 03/06/2023	1,470,000	1,446,568
4.125%, 03/04/2043	1,215,000	1,175,585
The Coca-Cola Company 1.150%, 04/01/2018	1,140,000	1,141,928
Tyson Foods, Inc. 4.500%, 06/15/2022	2,425,000	2,638,703
Wal-Mart Stores, Inc. 5.625%, 04/15/2041	1,030,000	1,290,489

		27,265,872
Energy - 2.9%
Apache Corp. 4.250%, 01/15/2044	641,000	609,340
BP Capital Markets PLC 2.500%, 11/06/2022	1,690,000	1,646,197
Canadian Oil Sands, Ltd.
4.500%, 04/01/2022 (S)	1,131,000	1,220,343
6.000%, 04/01/2042 (S)	1,961,000	2,236,795
DCP Midstream Operating LP
2.500%, 12/01/2017	2,965,000	3,011,405
3.875%, 03/15/2023	1,725,000	1,735,605
4.950%, 04/01/2022	2,531,000	2,765,107
El Paso Pipeline Partners Operating
Company LLC 4.100%, 11/15/2015	2,045,000	2,194,776
Energen Corp. 4.625%, 09/01/2021	2,125,000	2,191,408
Energy Transfer Partners LP
3.600%, 02/01/2023	1,425,000	1,419,093
5.150%, 02/01/2043	515,000	508,072
6.500%, 02/01/2042	329,000	376,495
Enterprise Products Operating LLC
4.850%, 03/15/2044	980,000	1,002,215
Husky Energy, Inc. 7.250%, 12/15/2019	667,000	859,632
Kerr-McGee Corp. 6.950%, 07/01/2024	2,865,000	3,591,521
Kinder Morgan Energy Partners LP
5.000%, 08/15/2042 to 03/01/2043	2,036,000	2,070,396
Marathon Petroleum Corp.
6.500%, 03/01/2041	919,000	1,144,444
Murphy Oil Corp. 3.700%, 12/01/2022	2,420,000	2,352,734
ONEOK Partners LP 2.000%, 10/01/2017	1,575,000	1,592,287
Petrobras International Finance Company
2.875%, 02/06/2015	1,775,000	1,811,952
3.500%, 02/06/2017	4,460,000	4,606,569
Petroleos Mexicanos 5.500%, 06/27/2044 (S)	1,285,000	1,325,478
Rowan Companies, Inc. 5.400%, 12/01/2042	1,027,000	1,027,082

66

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Statoil ASA 1.200%, 01/17/2018	$2,765,000	$2,775,902
Sunoco Logistics Partners Operations LP
4.950%, 01/15/2043	413,000	405,452
Talisman Energy, Inc. 7.750%, 06/01/2019	1,435,000	1,819,907
Total Capital Canada, Ltd. 1.450%, 01/15/2018	2,115,000	2,135,063
Transocean, Inc. 6.375%, 12/15/2021	1,847,000	2,151,740
Western Gas Partners LP 5.375%, 06/01/2021	580,000	656,396

		51,243,406
Financials - 10.6%
ACE INA Holdings, Inc.
2.700%, 03/13/2023	4,600,000	4,580,064
4.150%, 03/13/2043	485,000	489,234
American Campus Communities Operating
Partnership LP 3.750%, 04/15/2023	1,965,000	1,977,855
American Express Credit Corp.
1.750%, 06/12/2015	4,414,000	4,510,141
American International Group, Inc.
4.875%, 06/01/2022	1,698,000	1,922,226
6.400%, 12/15/2020	1,270,000	1,573,717
Assurant, Inc.
2.500%, 03/15/2018	2,950,000	2,951,341
4.000%, 03/15/2023	1,475,000	1,477,367
Banco Santander SA 4.125%, 11/09/2022 (S)	2,195,000	2,205,975
Bank of America Corp.
1.500%, 10/09/2015	6,825,000	6,847,543
2.000%, 01/11/2018	8,630,000	8,592,839
3.300%, 01/11/2023	2,600,000	2,565,664
5.875%, 01/05/2021	845,000	998,475
6.000%, 09/01/2017	2,350,000	2,729,299
Berkshire Hathaway Finance Corp.
3.000%, 05/15/2022	474,000	483,489
Berkshire Hathaway, Inc.
1.550%, 02/09/2018	2,960,000	2,998,151
3.000%, 02/11/2023	1,905,000	1,934,286
4.500%, 02/11/2043	675,000	681,741
Boston Properties LP 3.850%, 02/01/2023	2,135,000	2,257,726
Citigroup, Inc.
2.650%, 03/02/2015	1,373,000	1,410,918
4.450%, 01/10/2017	2,935,000	3,232,377
4.500%, 01/14/2022	1,116,000	1,241,601
5.875%, 01/30/2042	480,000	572,891
Commonwealth Bank of Australia
0.750%, 01/15/2016 (S)	4,690,000	4,685,695
Daimler Finance North America LLC
1.875%, 01/11/2018 (S)	1,792,000	1,806,711
DDR Corp. 4.625%, 07/15/2022	2,000,000	2,164,890
Equity One, Inc. 3.750%, 11/15/2022	854,000	851,915
Federal Realty
Investment Trust 3.000%, 08/01/2022	1,000,000	987,931
General Electric Capital Corp.
1.625%, 07/02/2015	2,731,000	2,778,246
3.100%, 01/09/2023	4,223,000	4,184,186
5.875%, 01/14/2038	1,290,000	1,506,419
6.875%, 01/10/2039	924,000	1,212,481
Goodman Funding Pty, Ltd.
6.000%, 03/22/2022 (S)	990,000	1,129,970
HCP, Inc.
2.625%, 02/01/2020	888,000	894,156
3.750%, 02/01/2019	3,020,000	3,257,037
5.650%, 12/15/2013	2,945,000	3,046,667
HSBC Holdings PLC 4.000%, 03/30/2022	1,270,000	1,367,361
HSBC USA, Inc. 2.375%, 02/13/2015	2,575,000	2,649,469

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Inter-American Development Bank
3.875%, 10/28/2041	$2,184,000	$2,341,078
Itau Unibanco Holding SA/Cayman Island
5.125%, 05/13/2023 (S)	1,453,000	1,479,881
JPMorgan Chase & Company
5.400%, 01/06/2042	484,000	556,507
JPMorgan Chase Bank NA
6.000%, 10/01/2017	4,255,000	5,014,186
Lazard Group LLC
6.850%, 06/15/2017	4,058,000	4,667,382
7.125%, 05/15/2015	2,970,000	3,285,399
Liberty Mutual Group, Inc.
6.500%, 05/01/2042 (S)	1,151,000	1,313,511
Markel Corp.
3.625%, 03/30/2023	865,000	868,933
4.900%, 07/01/2022	1,235,000	1,372,344
5.000%, 03/30/2043	780,000	781,267
MetLife, Inc. 4.125%, 08/13/2042	679,000	636,758
Morgan Stanley
1.750%, 02/25/2016	3,075,000	3,099,206
3.750%, 02/25/2023	865,000	874,977
5.500%, 07/28/2021	2,194,000	2,516,757
Murray Street Investment Trust I
4.647%, 03/09/2017	7,041,000	7,702,108
Nordea Bank AB 4.875%, 05/13/2021 (S)	890,000	963,965
Pacific LifeCorp 5.125%, 01/30/2043 (S)	1,310,000	1,272,076
PNC Bank NA 2.700%, 11/01/2022	2,570,000	2,497,824
Prudential Financial, Inc.
5.200%, 03/15/2044 (P)	1,420,000	1,426,052
5.625%, 05/12/2041	540,000	615,699
Rabobank Nederland NV
3.875%, 02/08/2022	1,790,000	1,889,469
3.950%, 11/09/2022	1,165,000	1,173,806
Royal Bank of Scotland Group PLC
2.550%, 09/18/2015	3,673,000	3,775,069
6.125%, 12/15/2022	1,825,000	1,888,835
Simon Property Group LP
1.500%, 02/01/2018 (S)	4,044,000	4,031,759
Skandinaviska Enskilda Banken AB
1.750%, 03/19/2018 (S)	4,010,000	4,009,888
Stadshypotek AB 1.875%, 10/02/2019 (S)	4,609,000	4,625,182
Standard Chartered PLC
3.950%, 01/11/2023 (S)	2,405,000	2,396,967
5.300%, 01/09/2043 (S)	445,000	459,480
Svenska Handelsbanken AB
1.625%, 03/21/2018	4,320,000	4,308,774
Swedbank AB 1.750%, 03/12/2018 (S)	3,295,000	3,283,563
Swedbank Hypotek AB
1.375%, 03/28/2018 (S)	4,745,000	4,752,925
The Goldman Sachs Group, Inc.
2.375%, 01/22/2018	3,383,000	3,430,666
3.625%, 01/22/2023	1,294,000	1,304,063
6.150%, 04/01/2018	2,270,000	2,676,064
6.250%, 02/01/2041	460,000	547,504
6.750%, 10/01/2037	856,000	960,554
Ventas Realty LP
2.000%, 02/15/2018	1,885,000	1,896,544
2.700%, 04/01/2020	2,460,000	2,470,140
3.250%, 08/15/2022	1,905,000	1,897,551
WR Berkley Corp. 4.625%, 03/15/2022	1,055,000	1,145,505
Xstrata Finance Canada, Ltd.
4.000%, 10/25/2022 (S)	1,777,000	1,791,033

		188,759,305

67

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Health Care - 1.5%
AbbVie, Inc.
1.200%, 11/06/2015 (S)	$4,500,000	$4,534,961
2.000%, 11/06/2018 (S)	2,115,000	2,141,340
Amgen, Inc. 5.375%, 05/15/2043	3,100,000	3,454,454
Celgene Corp. 3.250%, 08/15/2022	3,432,000	3,473,489
Express Scripts Holding Company
2.100%, 02/12/2015	2,845,000	2,906,384
St. Jude Medical, Inc. 3.250%, 04/15/2023	1,965,000	1,972,199
Teva Pharmaceutical Finance Company BV
2.950%, 12/18/2022	1,572,000	1,577,244
Teva Pharmaceutical Finance IV LLC
2.250%, 03/18/2020	1,227,000	1,234,163
Watson Pharmaceuticals, Inc.
1.875%, 10/01/2017	526,000	532,363
WellPoint, Inc.
3.125%, 05/15/2022	873,000	879,545
4.625%, 05/15/2042	805,000	809,592
Zoetis, Inc.
1.875%, 02/01/2018 (S)	1,345,000	1,354,294
3.250%, 02/01/2023 (S)	1,464,000	1,485,713
4.700%, 02/01/2043 (S)	883,000	902,971

		27,258,712
Industrials - 0.4%
ERAC USA Finance LLC
3.300%, 10/15/2022 (S)	657,000	662,357
5.625%, 03/15/2042 (S)	1,997,000	2,229,986
Hutchison Whampoa International 11, Ltd.
4.625%, 01/13/2022 (S)	1,960,000	2,139,248
Owens Corning 4.200%, 12/15/2022	1,257,000	1,286,492
Penske Truck Leasing Company LP
2.875%, 07/17/2018 (S)	1,130,000	1,152,818

		7,470,901
Information Technology - 0.3%
IBM Corp. 1.250%, 02/08/2018	2,090,000	2,100,310
Intel Corp.
2.700%, 12/15/2022	1,115,000	1,105,559
4.000%, 12/15/2032	1,905,000	1,884,658

		5,090,527
Materials - 0.5%
Goldcorp, Inc. 3.700%, 03/15/2023	2,155,000	2,165,697
The Dow Chemical Company
5.250%, 11/15/2041	1,230,000	1,317,040
Vale SA 5.625%, 09/11/2042	1,329,000	1,316,861
Xstrata Finance Canada, Ltd.
1.800%, 10/23/2015 (S)	3,891,000	3,935,217

		8,734,815
Telecommunication Services - 1.9%
America Movil SAB de CV
2.375%, 09/08/2016	1,385,000	1,424,852
3.125%, 07/16/2022	3,755,000	3,684,988
American Tower Corp.
3.500%, 01/31/2023	1,807,000	1,793,527
4.500%, 01/15/2018	2,675,000	2,943,230
5.050%, 09/01/2020	767,000	851,923
AT&T, Inc.
0.800%, 12/01/2015	4,245,000	4,236,527
1.600%, 02/15/2017	2,655,000	2,688,448
2.625%, 12/01/2022	1,230,000	1,188,524
4.300%, 12/15/2042 (S)	2,290,000	2,137,422
Rogers Communications, Inc.
3.000%, 03/15/2023	1,295,000	1,300,524

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Telefonica Chile SA 3.875%, 10/12/2022 (S) $	1,570,000	$1,542,362
Vodafone Group PLC
0.900%, 02/19/2016	4,269,000	4,259,203
1.500%, 02/19/2018	4,270,000	4,260,982
4.375%, 02/19/2043	845,000	807,774

		33,120,286
Utilities - 1.7%
Alabama Power Company 3.850%, 12/01/2042	430,000	413,847
Ameren Corp. 8.875%, 05/15/2014	2,080,000	2,245,872
Ameren Illinois Company 2.700%, 09/01/2022	2,595,000	2,616,507
American Electric Power Company, Inc.
1.650%, 12/15/2017	2,540,000	2,549,723
APT Pipelines, Ltd. 3.875%, 10/11/2022 (S)	1,017,000	1,011,531
Carolina Power & Light Company
4.100%, 05/15/2042	1,020,000	1,020,135
CMS Energy Corp. 2.750%, 05/15/2014	1,230,000	1,250,428
Consolidated Edison Company of New
York, Inc. 3.950%, 03/01/2043	1,290,000	1,274,545
Dominion Resources, Inc. 8.875%, 01/15/2019	2,175,000	2,961,367
Duke Energy Corp. 1.625%, 08/15/2017	1,270,000	1,281,787
Duke Energy Indiana, Inc. 4.200%, 03/15/2042	1,792,000	1,819,427
EDF SA 4.600%, 01/27/2020 (S)	775,000	862,839
Electricite de France SA
5.250%, 01/29/2023 (P)(Q)(S)	385,000	382,736
Georgia Power Company 4.300%, 03/15/2043	1,300,000	1,306,750
MidAmerican Energy Holdings Company
6.500%, 09/15/2037	235,000	305,546
Niagara Mohawk Power Corp.
4.119%, 11/28/2042 (S)	1,000,000	976,503
Potomac Electric Power Company
4.150%, 03/15/2043	865,000	884,622
PPL Capital Funding, Inc. 3.500%, 12/01/2022	1,870,000	1,885,184
Progress Energy, Inc. 3.150%, 04/01/2022	911,000	928,917
Public Service Company of Colorado
3.950%, 03/15/2043	1,110,000	1,116,038
Southwestern Electric Power Company
3.550%, 02/15/2022	1,735,000	1,808,765
Westar Energy, Inc. 4.100%, 04/01/2043	1,475,000	1,495,608

		30,398,677

TOTAL CORPORATE BONDS (Cost $408,946,063)		$418,407,628

MUNICIPAL BONDS - 1.2%
County of Clark (Nevada) 6.820%, 07/01/2045	1,835,000	2,571,789
Los Angeles Community College District
(California) 6.750%, 08/01/2049	1,785,000	2,553,907
New Jersey State Turnpike Authority
7.102%, 01/01/2041	2,238,000	3,183,040
North Texas Tollway Authority
6.718%, 01/01/2049	2,015,000	2,737,760
Port Authority of New York & New Jersey
4.458%, 10/01/2062	2,370,000	2,367,630
State of California 7.600%, 11/01/2040	1,540,000	2,248,369
State of Illinois, GO
5.365%, 03/01/2017	1,085,000	1,215,298
5.877%, 03/01/2019	905,000	1,041,483
5.665%, 03/01/2018	985,000	1,126,239
The Ohio State University 4.800%, 06/01/2111	715,000	762,018
University of Pennsylvania
4.674%, 09/01/2112	1,375,000	1,466,330

TOTAL MUNICIPAL BONDS (Cost $17,237,299)		$21,273,863

68

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS - 9.2%
Commercial & Residential - 6.3%
Banc of America Commercial Mortgage Trust,
Series 2007-1, Class A4
5.451%, 01/15/2049	$3,111,000	$3,532,058
Banc of America Commercial Mortgage, Inc.
Series 2004-6, Class A3,
4.512%, 12/10/2042	147,939	149,147
Series 2006-6, Class A4,
5.356%, 10/10/2045	2,339,000	2,636,203
Series 2006-1, Class A4,
5.372%, 09/10/2045 (P)	1,778,000	1,969,492
Bear Stearns Commercial Mortgage
Securities, Inc., Series 2005-PWR7,
Class A2 4.945%, 02/11/2041	108,739	109,592
CFCRE Commercial Mortgage Trust,
Series 2011-C1, Class A4
4.961%, 04/15/2044 (P)(S)	2,387,000	2,766,858
Citigroup Commercial Mortgage Trust
Series 2005-C3, Class A4,
4.860%, 05/15/2043	2,205,000	2,348,523
Series 2007-C6, Class A4,
5.885%, 12/10/2049 (P)	936,000	1,089,185
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1, Class A4
5.218%, 07/15/2044 (P)	1,918,000	2,097,325
Commercial Mortgage Pass
Through Certificates
Series 2013-LC6, Class ASB,
2.478%, 01/10/2046	1,277,000	1,296,917
Series 2012-CR2, Class ASB,
2.752%, 08/15/2045	2,214,000	2,296,564
Series 2012-LC4, Class A4,
3.288%, 12/10/2044	867,000	912,857
Credit Suisse First Boston
Mortgage Securities Corp.
Series 2005-C1, Class A3,
4.813%, 02/15/2038	663,205	675,000
Series 2004-C5, Class A4,
4.829%, 11/15/2037	431,000	454,598
Series 2005-C2, Class A4,
4.832%, 04/15/2037	3,259,000	3,455,857
Credit Suisse Mortgage Capital Certificates
Series 2006-C5, Class A3,
5.311%, 12/15/2039	4,847,000	5,428,562
Series 2006-C4, Class A3,
5.467%, 09/15/2039	803,313	900,055
CS First Boston Mortgage Securities Corp.,
Series 2005-C5, Class A4
5.100%, 08/15/2038 (P)	1,711,000	1,846,058
DBUBS Mortgage Trust, Series 2011-LC2A,
Class A4 4.537%, 07/10/2044 (S)	939,000	1,070,555
DDR Corp., Series 2009-DDR1, Class A
3.807%, 10/14/2022 (S)	2,425,006	2,515,626
GMAC Commercial Mortgage Securities, Inc.,
Series 2006-C1, Class AM
5.290%, 11/10/2045 (P)	1,616,000	1,749,516
Greenwich Capital Commercial Funding Corp.
Series 2005-GG5, Class A5,
5.224%, 04/10/2037 (P)	5,393,000	5,885,936
Series 2004-GG1, Class A7,
5.317%, 06/10/2036 (P)	1,377,456	1,416,116
Impact Funding LLC, Series 2010-1, Class A1
5.314%, 01/25/2051 (S)	4,264,820	4,809,664

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2012-C8, Class ASB,
2.379%, 10/15/2045	$1,491,000	$1,520,754
Series 2013-C10, Class ASB,
2.702%, 12/15/2047	3,172,000	3,251,030
Series 2010-CNTR, Class A1,
3.300%, 08/05/2032 (S)	1,081,766	1,155,021
Series 2010-CNTR, Class A2,
4.311%, 08/05/2032 (S)	1,646,000	1,821,564
Series 2004-IN2, Class A2,
5.115%, 07/15/2041	4,860,000	5,087,142
Series 2006-LDP9, Class A2,
5.134%, 05/15/2047	562,721	590,870
Series 2006-CB17, Class A4,
5.429%, 12/12/2043	8,212,000	9,195,215
Series 2007-CB19, Class A4,
5.910%, 02/12/2049 (P)	2,085,000	2,404,991
LB Commercial Conduit Mortgage Trust,
Series 2007-C3, Class A3
5.854%, 07/15/2044 (P)	826,000	858,954
LB-UBS Commercial Mortgage Trust
Series 2004-C7, Class A5,
4.628%, 10/15/2029	126,145	127,705
Series 2005-C3, Class AM,
4.794%, 07/15/2040	2,722,000	2,934,855
Series 2004-C8, Class A6,
4.799%, 12/15/2029 (P)	375,085	391,950
Series 2007-C7, Class A3,
5.866%, 09/15/2045 (P)	4,494,000	5,174,333
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class A3A,
4.949%, 07/12/2038 (P)	721,000	752,030
Series 2005-CIP1, Class A4,
5.047%, 07/12/2038 (P)	1,239,000	1,346,698
Series 2005-CKI1, Class A6,
5.448%, 11/12/2037 (P)	868,000	947,589
Series 2007-C1, Class A4,
6.044%, 06/12/2050 (P)	2,312,000	2,671,451
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2013-C7, Class AAB,
2.469%, 02/15/2046	1,294,000	1,312,213
Series 2012-C6, Class A3,
2.506%, 11/15/2045	3,134,000	3,178,788
Series 2012-C5, Class A3,
2.825%, 08/15/2045	1,662,000	1,717,910
Morgan Stanley Capital I
Series 2004-HQ4, Class A7,
4.970%, 04/14/2040	1,680,000	1,750,002
Series 2005-HQ6, Class A4A,
4.989%, 08/13/2042	40,000	43,058
Morgan Stanley Dean Witter Capital I,
Series 2001-TOP3, Class A4
6.390%, 07/15/2033	44,201	44,224
Morgan Stanley Mortgage Loan Trust,
Series 2007-6XS, Class 2A1S
0.314%, 02/25/2047 (P)	21,391	19,523
Motel 6 Trust, Series 2012-MTL6, Class A2
1.948%, 10/05/2025 (S)	3,654,000	3,663,701

69

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Sequoia Mortgage Trust
Series 2010-H1, Class A1,
3.750%, 02/25/2040 (P)	$175,619	$177,061
Series 2011-1, Class A1,
4.125%, 02/25/2041 (P)	270,103	271,776
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class AAB,
2.459%, 12/10/2045	4,359,000	4,426,150
Series 2012-C3, Class A3,
2.728%, 08/10/2049	1,835,000	1,884,422
Series 2013-C5, Class A4,
3.185%, 03/10/2046	1,726,000	1,771,691

		111,904,935
U.S. Government Agency - 2.9%
Federal Home Loan Mortgage Corp.
Series 3664, Class DA,
4.000%, 11/15/2037	1,134,132	1,235,460
Series K003, Class AAB,
4.768%, 05/25/2018	1,677,000	1,862,027
Series 3622, Class WA,
5.500%, 09/15/2039	3,401,024	3,890,840
Series 2980, Class QA,
6.000%, 05/15/2035	2,460,612	2,782,765
Series T-48, Class 1A,
6.087%, 07/25/2033 (P)	58,080	68,549
Series 3529, Class AG,
6.500%, 04/15/2039	3,984,677	4,507,957
Series T-57, Class 1A2,
7.000%, 07/25/2043	743,932	864,386
Series T-57, Class 1A3,
7.500%, 07/25/2043	593,644	704,218
Series T-59, Class 1A3,
7.500%, 10/25/2043	816,929	967,889
Series T-60, Class 1A3,
7.500%, 03/25/2044	856,628	1,015,284
Federal National Mortgage Association
Series 2012-130, Class DC,
3.000%, 12/25/2042	18,553,807	19,480,273
Series 2012-134, Class LC,
3.000%, 12/25/2042	1,686,271	1,769,610
Series 2005-5, Class PA,
5.000%, 01/25/2035	1,036,938	1,139,726
Series 2005-64, Class PL,
5.500%, 07/25/2035	1,097,795	1,243,429
Series 2003-W17, Class 1A7,
5.750%, 08/25/2033	1,000,000	1,107,661
Series 2002-95, Class DB,
6.000%, 01/25/2033	2,992,527	3,443,142
Series 2006-56, Class CA,
6.000%, 07/25/2036	581,033	661,021
Series 2009-30, Class AD,
6.500%, 04/25/2039	27,763	30,467
Series 2012-3, Class CD,
7.000%, 02/25/2042	2,887,780	3,235,653
Series 2002-33, Class A2,
7.500%, 06/25/2032	651,287	801,414

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association,
Series 2003-79, Class PV
5.500%, 10/20/2023	$1,147,818	$1,252,398

		52,064,169

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $162,379,609)		$163,969,104

ASSET BACKED SECURITIES - 16.5%
Ally Auto Receivables Trust
Series 2012-4, Class A2,
0.480%, 05/15/2015	5,777,000	5,779,877
Series 2010-4, Class A4,
1.350%, 12/15/2015	2,740,000	2,757,911
Series 2010-5, Class A4,
1.750%, 03/15/2016	4,730,000	4,781,926
Series 2011-1, Class A4,
2.230%, 03/15/2016	5,694,000	5,797,876
Ally Master Owner Trust
Series 2012-3, Class A1,
0.903%, 06/15/2017 (P)	2,379,000	2,393,862
Series 2012-1, Class A1,
1.003%, 02/15/2017 (P)	3,716,000	3,744,357
Series 2011-3, Class A2,
1.810%, 05/15/2016	3,391,000	3,438,972
American Express Credit
Account Master Trust
Series 2012-3, Class A,
0.353%, 03/15/2018 (P)	1,753,000	1,754,355
Series 2012-4, Class A,
0.443%, 05/15/2020 (P)	6,033,000	6,021,978
Series 2010-1, Class A,
0.453%, 11/16/2015 (P)	4,726,000	4,726,473
Series 2009-2, Class A,
1.453%, 03/15/2017 (P)	2,074,000	2,108,109
American Express Issuance Trust II,
Series 2013-1, Class A
0.483%, 02/15/2019 (P)	6,561,000	6,561,262
AmeriCredit Automobile Receivables Trust
Series 2012-4, Class A2,
0.490%, 04/08/2016	2,421,532	2,422,331
Series 2012-4, Class A3,
0.670%, 06/08/2017	1,949,000	1,951,674
BA Credit Card Trust, Series 2007-A6,
Class A6 0.263%, 09/15/2016 (P)	9,392,000	9,394,038
Capital Auto Receivables Asset Trust
Series 2013-1, Class A3,
0.790%, 06/20/2017	4,271,000	4,277,035
Series 2013-1, Class A4,
0.970%, 01/22/2018	1,708,000	1,710,277
Capital One Multi-Asset Execution Trust,
Series 2008-A3, Class A3
5.050%, 02/15/2016	1,544,000	1,547,457
Chase Issuance Trust
Series 2011-A2, Class A-2,
0.293%, 05/15/2015 (P)	12,011,000	12,011,961
Series 2012-A1, Class A1,
0.303%, 05/16/2016 (P)	3,815,000	3,815,980
Series 2012-A6, Class A,
0.333%, 08/15/2017 (P)	17,339,000	17,344,271
Series 2012-A10, Class A10,
0.463%, 12/16/2019 (P)	2,151,000	2,151,000

70

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Chase Issuance Trust (continued)
Series 2012-A8, Class A8,
0.540%, 10/16/2017	$2,125,000	$2,121,681
Series 2008-A13, Class A13,
1.780%, 09/15/2015 (P)	5,279,000	5,316,808
Discover Card Master Trust
Series 2013-A1, Class A1,
0.503%, 08/17/2020 (P)	2,611,000	2,611,000
Series 2011-A1, Class A1,
0.553%, 08/15/2016 (P)	8,575,000	8,594,011
Ford Credit Auto Owner Trust, Series 2012-B,
Class A2 0.570%, 01/15/2015	3,256,272	3,258,509
Ford Credit Floorplan Master Owner Trust
Series 2012-4, Class A2,
0.553%, 09/15/2016 (P)	6,715,000	6,727,953
Series 2013-1, Class A2,
0.583%, 01/15/2018 (P)	2,972,000	2,970,327
GE Capital Credit Card Master Note Trust,
Series 2011-1, Class A
0.753%, 01/15/2017 (P)	1,546,000	1,552,416
Honda Auto Receivables Owner Trust
Series 2013-1, Class A2,
0.350%, 06/22/2015	5,728,000	5,726,539
Series 2012-3, Class A2,
0.460%, 12/15/2014	1,710,000	1,710,995
Series 2010-3, Class A4,
0.940%, 12/21/2016	4,394,000	4,403,553
Series 2010-2, Class A4,
1.930%, 08/18/2016	1,127,000	1,132,508
MBNA Credit Card Master Note Trust,
Series 2003-A10, Class A10
0.463%, 03/15/2016 (P)	2,087,000	2,089,995
MMCA Auto Owner Trust, Series 2011-A,
Class A4 2.020%, 10/17/2016 (S)	1,064,000	1,076,848
Nelnet Student Loan Trust
Series 2007-1, Class A1,
0.298%, 11/27/2018 (P)	297,700	297,391
Series 2007-1, Class A3,
0.358%, 05/27/2025 (P)	3,062,000	2,933,763
Series 2006-1, Class A4,
0.378%, 11/23/2022 (P)	7,085,077	7,068,172
Series 2006-2, Class A4,
0.381%, 10/26/2026 (P)	9,090,048	9,076,631
Series 2005-2, Class A5,
0.384%, 03/23/2037 (P)	8,428,000	8,053,485
Series 2005-1, Class A5,
0.411%, 10/25/2033 (P)	5,020,000	4,846,358
Series 2007-2A, Class A3L,
0.634%, 03/25/2026 (P)(S)	10,347,000	10,208,402
Nissan Auto Receivables Owner Trust,
Series 2012-B, Class A2
0.390%, 04/15/2015	1,078,000	1,078,293
Santander Drive Auto Receivables Trust
Series 2012-5, Class A2,
0.570%, 12/15/2015	1,249,242	1,249,850
Series 2012-6, Class A3,
0.620%, 07/15/2016	1,096,000	1,096,672
Series 2013-2, Class A3,
0.700%, 09/15/2017	5,737,000	5,734,424
Series 2012-3, Class A2,
0.830%, 04/15/2015	1,263,337	1,265,392
Series 2012-5, Class A3,
0.830%, 12/15/2016	973,000	975,632

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Santander Drive Auto
Receivables Trust (continued)
Series 2011-2, Class A3,
1.290%, 02/16/2015	$640,138	$641,401
SLC Student Loan Trust, Series 2007-2,
Class A2 0.690%, 05/15/2028 (P)	1,237,401	1,241,268
SLM Student Loan Trust
Series 2007-2, Class A2,
0.301%, 07/25/2017 (P)	1,159,973	1,158,417
Series 2007-4, Class A3,
0.361%, 01/25/2022 (P)	5,856,275	5,843,772
Series 2007-7, Class A4,
0.371%, 04/25/2022 (P)	585,777	585,340
Series 2006-6, Class A2,
0.381%, 10/25/2022 (P)	1,726,635	1,724,807
Series 2005-9, Class A4,
0.401%, 01/25/2023 (P)	891,666	891,791
Series 2005-5, Class A3,
0.401%, 04/25/2025 (P)	407,000	404,339
Series 2013-1, Class A2,
0.454%, 09/25/2019 (P)	1,752,000	1,750,866
Series 2007-2, Class B,
0.471%, 07/25/2025 (P)	1,292,000	1,119,199
Series 2010-1, Class A,
0.604%, 03/25/2025 (P)	3,412,575	3,422,154
Series 2004-8A, Class A5,
0.801%, 04/25/2024 (P)(S)	9,241,000	9,279,743
Series 2013-A, Class A1,
0.803%, 08/15/2022 (P)(S)	3,971,000	3,970,980
Series 2008-6, Class A2,
0.851%, 10/25/2017 (P)	350,267	350,770
Series 2004-5A, Class A5,
0.901%, 10/25/2023 (P)(S)	4,553,000	4,587,448
Series 2012-E, Class A1,
0.953%, 10/16/2023 (P)(S)	5,220,592	5,245,400
Series 2012-6, Class B,
1.204%, 04/27/2043 (P)	1,844,000	1,683,240
Series 2012-B, Class A1,
1.303%, 12/15/2021 (P)(S)	4,858,250	4,897,242
Series 2012-C, Class A1,
1.303%, 08/15/2023 (P)(S)	3,597,926	3,632,793
Series 2005-6, Class A5B,
1.501%, 07/27/2026 (P)	1,994,000	2,018,301
Series 2011-C, Class A1,
1.603%, 12/15/2023 (P)(S)	5,341,620	5,407,092
Series 2012-A, Class A1,
1.603%, 08/15/2025 (P)(S)	5,264,045	5,344,659
Series 2013-A, Class A2A,
1.770%, 05/17/2027 (S)	1,587,000	1,587,554
Series 2008-9, Class A,
1.801%, 04/25/2023 (P)	4,118,458	4,284,518
Series 2012-E, Class A2B,
1.953%, 06/15/2045 (P)(S)	4,487,000	4,610,823
Series 2013-1, Class B,
2.004%, 11/25/2043 (P)	1,348,000	1,299,262
SMS Student Loan Trust
Series 2000-A, Class A2,
0.491%, 10/28/2028 (P)	1,963,603	1,959,067
Series 2000-B, Class A2,
0.501%, 04/28/2029 (P)	1,536,280	1,533,862
Toyota Auto Receivables Owner Trust,
Series 2012-A, Class A2
0.570%, 10/15/2014	2,066,810	2,068,712

71

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Volkswagen Auto Loan Enhanced Trust,
Series 2012-2, Class A2
0.330%, 07/20/2015	$1,753,000	$1,752,285

TOTAL ASSET BACKED SECURITIES (Cost $292,606,555)		$293,967,695

SHORT-TERM INVESTMENTS - 4.3%
Money Market Funds - 4.3%
State Street Institutional Liquid Reserves
Fund, 0.1355% (Y)	77,122,542	77,122,542

TOTAL SHORT-TERM INVESTMENTS (Cost $77,122,542)		$77,122,542

Total Investments (Core Bond Trust)
(Cost $1,920,645,915) - 109.1%		$1,940,390,804
Other assets and liabilities, net - (9.1%)		(161,894,657)

TOTAL NET ASSETS - 100.0%		$1,778,496,147

Core Fundamental Holdings Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.0%
Affiliated Investment Companies (G) - 40.0%
John Hancock Variable Insurance Trust - 40.0%
Equity - 24.2%
Strategic Equity Allocation, Series NAV
(John Hancock) (A)(2)	5,987,632	$86,700,914
Fixed Income - 15.8%
Bond Trust, Series NAV (John Hancock) (A)(1)	4,040,117	56,723,236
American Funds Insurance Series - 60.0%
Equity - 36.2%
American Growth Fund - Class 1	389,498	25,367,986
American Growth-Income Fund - Class 1	1,824,632	76,616,308
American International Fund - Class 1	1,503,675	27,652,578
Fixed Income - 23.8%
American U.S. Government Fund - Class 1	6,689,061	85,084,854

TOTAL INVESTMENT COMPANIES (Cost $327,474,690)		$358,145,876

Total Investments (Core Fundamental Holdings Trust)
(Cost $327,474,690) - 100.0%		$358,145,876
Other assets and liabilities, net - 0.0%		(19,159)

TOTAL NET ASSETS - 100.0%		$358,126,717

Core Global Diversification Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 99.8%
Affiliated Investment Companies (G) - 28.9%
John Hancock Variable Insurance Trust - 28.9%
Equity - 15.0%
Strategic Equity Allocation, Series NAV
(John Hancock) (A)(2)	3,674,501	$53,206,768
Fixed Income - 13.9%
Bond Trust, Series NAV (John Hancock) (A)(1)	3,534,817	49,628,833

Core Global Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
American Funds Insurance Series - 59.9%
Equity - 38.9%
American Global Growth Fund - Class 1	2,438,107	$60,977,052
American Growth-Income Fund - Class 1	415,262	17,436,855
American International Fund - Class 1	3,257,699	59,909,092
Fixed Income - 21.0%
American U.S. Government Fund - Class 1	5,852,457	74,443,250
Exchange Traded Funds - 11.0%
Vanguard MSCI EAFE ETF	1,070,384	38,994,089

TOTAL INVESTMENT COMPANIES (Cost $330,340,408)		$354,595,939

Total Investments (Core Global Diversification Trust)
(Cost $330,340,408) - 99.8%		$354,595,939
Other assets and liabilities, net - 0.2%		764,716

TOTAL NET ASSETS - 100.0%		$355,360,655

Core Strategy Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.0%
Affiliated Investment Companies (G) - 100.0%
John Hancock Variable Insurance Trust - 100.0%
Equity - 70.4%
Strategic Equity Allocation, Series NAV
(John Hancock) (A)(2)	38,495,475	$557,414,474
Fixed Income - 29.6%
Bond Trust, Series NAV (John Hancock) (A)(1)	16,691,276	234,345,513

		791,759,987

TOTAL INVESTMENT COMPANIES (Cost $743,136,682)		$791,759,987

Total Investments (Core Strategy Trust)
(Cost $743,136,682) - 100.0%		$791,759,987
Other assets and liabilities, net - 0.0%		(35,706)

TOTAL NET ASSETS - 100.0%		$791,724,281

Disciplined Diversification Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 71.3%
Consumer Discretionary - 9.4%
Auto Components - 0.6%
Aisin Seiki Company, Ltd.	600	$22,107
Autoliv, Inc. (L)	1,000	69,140
Autoneum Holding AG	46	3,078
BorgWarner, Inc. (I)	800	61,872
Bosch, Ltd.	16	2,652
Bridgestone Corp.	1,700	57,350
Cheng Shin Rubber Industry Company, Ltd.	6,726	19,148
Cie Generale des Etablissements Michelin	998	83,625
Continental AG	469	56,113
Cooper Tire & Rubber Company	800	20,528
Dana Holding Corp.	1,463	26,085

72

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Auto Components (continued)
Denso Corp.	1,700	$72,288
Dorman Products, Inc. (L)	600	22,326
Exedy Corp.	200	4,695
Exide Technologies (I)	1,700	4,590
Faurecia (I)	464	7,384
FCC Company, Ltd.	400	9,697
Federal-Mogul Corp. (I)	900	5,427
Firma Oponiarska Debica SA	167	3,430
Fuel Systems Solutions, Inc. (I)	300	4,941
Futaba Industrial Company, Ltd. (I)	400	1,853
Gentex Corp.	1,100	22,011
Gentherm, Inc. (I)	400	6,552
GKN PLC	8,902	35,892
Hankook Tire Company, Ltd.	480	20,766
Hankook Tire Worldwide Company, Ltd.	110	1,822
Hudaco Industries, Ltd.	45	462
Hyundai Mobis	203	56,812
Johnson Controls, Inc.	3,264	114,468
Keihin Corp.	300	4,146
Koito Manufacturing Company, Ltd.	1,000	17,262
Lear Corp.	1,000	54,870
Leoni AG	304	11,783
Linamar Corp.	400	9,537
Magna International, Inc.	1,047	61,541
Mando Corp.	32	3,364
Minth Group, Ltd.	6,000	8,840
Modine Manufacturing Company (I)	1,300	11,830
Nan Kang Rubber Tire Company, Ltd.	3,088	3,467
NGK Spark Plug Company, Ltd.	1,000	15,348
Nifco, Inc.	200	4,566
Nissin Kogyo Company, Ltd.	600	10,007
NOK Corp.	800	11,569
Nokian Renkaat OYJ	608	27,131
Pirelli & C. SpA	1,527	16,040
Plascar Participacoes Industriais SA	700	149
Press Kogyo Company, Ltd.	1,000	5,183
Riken Corp.	1,000	4,209
Sanden Corp.	1,000	4,144
Sri Trang Agro-Industry PCL	7,000	3,848
Standard Motor Products, Inc.	500	13,860
Stanley Electric Company, Ltd.	800	13,867
Stoneridge, Inc. (I)	200	1,526
Superior Industries International, Inc. (L)	500	9,340
Takata Corp.	200	4,041
Tenneco, Inc. (I)	300	11,793
The Goodyear Tire & Rubber Company (I)	1,800	22,698
The Yokohama Rubber Company, Ltd.	2,000	23,152
Tianneng Power International, Ltd.	3,600	2,415
Tokai Rika Company, Ltd.	600	11,195
Tong Yang Industry Company, Ltd.	6,676	6,083
Toyo Tire & Rubber Company, Ltd.	4,000	17,946
Toyoda Gosei Company, Ltd.	600	14,419
Toyota Boshoku Corp.	400	5,659
TRW Automotive Holdings Corp. (I)	1,100	60,500
TS Tech Company, Ltd.	300	8,545
Valeo SA	484	26,211
Visteon Corp. (I)	400	23,080
Xingda International Holdings, Ltd.	14,000	4,647
Xinyi Glass Holdings Company, Ltd.	14,000	9,918

		1,396,843
Automobiles - 0.9%
Astra International Tbk PT	50,000	40,681
Bajaj Auto, Ltd.	482	15,773

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Automobiles (continued)
Bayerische Motoren Werke AG	1,234	$106,534
Brilliance China Automotive Holdings, Ltd. (I)	10,000	11,792
Byd Company, Ltd., H Shares (I)	3,000	9,672
Daihatsu Motor Company, Ltd.	1,000	20,776
Daimler AG	2,957	160,959
Dongfeng Motor Group Company, Ltd.,
H Shares	12,000	16,914
Fiat SpA (I)	3,358	17,947
Ford Motor Company	16,600	218,262
Ford Otomotiv Sanayi AS	1,110	15,954
Fuji Heavy Industries, Ltd.	2,000	31,773
Geely Automobile Holdings Company, Ltd.	10,000	4,907
General Motors Company (I)	3,463	96,341
Great Wall Motor Company, Ltd., H Shares	3,000	10,199
Guangzhou Automobile Group Company, Ltd.,
H Shares	10,233	8,741
Harley-Davidson, Inc.	1,400	74,620
Honda Motor Company, Ltd.	5,700	219,641
Hyundai Motor Company	529	106,500
IMMSI SpA	4,536	2,736
Isuzu Motors, Ltd.	4,000	24,209
Kia Motors Corp.	733	37,069
Mahindra & Mahindra, Ltd.	1,788	28,381
Maruti Suzuki India, Ltd.	284	6,671
Mazda Motor Corp. (I)	9,000	26,568
Mitsubishi Motors Corp. (I)	19,000	19,889
Nissan Motor Company, Ltd.	9,200	89,144
Peugeot SA (I)(L)	1,042	7,564
Renault SA	1,175	73,784
Suzuki Motor Corp.	1,300	29,152
TAN Chong Motor Holdings BHD	2,300	3,825
Tata Motors, Ltd., ADR (L)	1,303	31,806
Tesla Motors, Inc. (I)(L)	927	35,124
Tofas Turk Otomobil Fabrikasi AS	232	1,674
Toyota Motor Corp. (Tokyo Exchange)	2,000	103,073
Toyota Motor Corp., ADR (L)	3,752	385,105
UMW Holdings BHD	900	3,898
Volkswagen AG	138	25,964
Winnebago Industries, Inc. (I)	400	8,256
Yamaha Motor Company, Ltd.	1,800	24,373

		2,156,251
Distributors - 0.1%
Canon Marketing Japan, Inc.	700	10,400
Core-Mark Holding Company, Inc.	100	5,131
Dah Chong Hong Holdings, Ltd.	8,000	7,571
Dogus Otomotiv Servis ve Ticaret AS	43	270
Genuine Parts Company (L)	1,200	93,600
Headlam Group PLC	474	2,510
Imperial Holdings, Ltd.	1,333	30,485
Inchcape PLC	4,402	33,747
John Menzies PLC	4	43
Li & Fung, Ltd.	16,000	22,098
LKQ Corp. (I)	1,500	32,640
Pacific Brands, Ltd.	5,817	5,229
Pool Corp.	400	19,200
Silver Base Group Holdings, Ltd.	3,075	935
Smiths News PLC	2,505	7,048
Uni-Select, Inc.	200	3,886
VOXX International Corp. (I)	700	7,497

		282,290
Diversified Consumer Services - 0.1%
Advtech, Ltd.	11,287	8,587

73

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Consumer Services (continued)
American Public Education, Inc. (I)	200	$6,978
Anhanguera Educacional Participacoes SA	800	12,934
Apollo Group, Inc., Class A (I)	800	13,912
Ascent Capital Group, Inc., Class A (I)	200	14,888
Bridgepoint Education, Inc. (I)	500	5,115
Cambium Learning Group, Inc. (I)	3,401	3,503
Career Education Corp. (I)	1,300	3,081
Coinstar, Inc. (I)(L)	300	17,526
DeVry, Inc. (L)	612	19,431
Educomp Solutions, Ltd.	690	790
Estacio Participacoes SA	700	15,034
Grand Canyon Education, Inc. (I)(L)	600	15,234
H&R Block, Inc.	1,500	44,130
Hillenbrand, Inc.	200	5,056
ITT Educational Services, Inc. (I)(L)	300	4,134
K12, Inc. (I)	500	12,055
Kroton Educacional SA	1,140	14,594
Learning Tree International, Inc. (I)	300	1,110
Lincoln Educational Services Corp.	400	2,344
Mac-Gray Corp.	400	5,120
Matthews International Corp., Class A	400	13,956
Navitas, Ltd.	2,006	11,163
Raffles Education Corp., Ltd. (I)	8,799	2,567
Service Corp. International	1,300	21,749
Sotheby’s	500	18,705
Steiner Leisure, Ltd. (I)	200	9,672
Stewart Enterprises, Inc., Class A (L)	1,600	14,864
Strayer Education, Inc. (I)	200	9,676
Universal Technical Institute, Inc.	300	3,789
Weight Watchers International, Inc. (L)	400	16,844
Zee Learn, Ltd. (I)	711	284

		348,825
Hotels, Restaurants & Leisure - 1.3%
Accor SA	793	27,563
AFC Enterprises, Inc. (I)	100	3,633
Ajisen China Holdings, Ltd.	8,000	6,355
Alsea SAB de CV (I)	5,441	15,679
Ambassadors Group, Inc. (I)	200	862
AmRest Holdings SE (I)	371	9,819
Aristocrat Leisure, Ltd.	3,696	14,175
Autogrill SpA	1,195	14,155
Bally Technologies, Inc. (I)(L)	400	20,788
Berjaya Sports Toto BHD	3,722	4,992
Betsson AB	583	18,781
Biglari Holdings, Inc. (I)	25	9,330
BJ’s Restaurants, Inc. (I)	300	9,984
Bob Evans Farms, Inc.	150	6,393
Boyd Gaming Corp. (I)(L)	1,600	13,232
Brinker International, Inc. (L)	900	33,885
Buffalo Wild Wings, Inc. (I)(L)	300	26,259
Bwin.Party Digital Entertainment PLC	3,922	8,606
Cafe de Coral Holdings, Ltd.	2,000	6,166
Carnival Corp.	2,800	96,040
Carnival PLC, ADR (L)	880	30,826
China Energy Development Holdings, Ltd. (I)	160,000	2,422
China Travel International Investment
Hong Kong, Ltd.	22,000	4,285
Chipotle Mexican Grill, Inc. (I)	100	32,587
Choice Hotels International, Inc. (L)	600	25,386
Churchill Downs, Inc.	200	14,008
City Lodge Hotels, Ltd.	313	3,917
Club Mediterranee SA (I)	311	5,380
Compass Group PLC	9,971	127,406

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Cracker Barrel Old Country Store, Inc.	300	$24,255
Crown, Ltd.	1,773	22,773
Darden Restaurants, Inc. (L)	800	41,344
DineEquity, Inc.	100	6,879
Domino’s Pizza Enterprises, Ltd.	475	5,722
Domino’s Pizza, Inc.	600	30,864
Doutor Nichires Holdings Company, Ltd.	300	4,402
Echo Entertainment Group, Ltd.	4,790	17,398
Enterprise Inns PLC (I)	2,020	3,268
Flight Centre, Ltd. (L)	476	16,725
Galaxy Entertainment Group, Ltd. (I)	6,000	25,142
Genting BHD	6,400	20,764
Genting Hong Kong, Ltd. (I)	54,000	23,629
Genting Malaysia BHD	18,600	22,055
Genting Singapore PLC	17,000	20,543
Great Canadian Gaming Corp. (I)	400	3,690
Greene King PLC	1,452	15,526
Hotel Properties, Ltd.	2,000	5,309
Hotel Shilla Company, Ltd.	160	7,925
Hyatt Hotels Corp., Class A (I)	500	21,615
Indian Hotels Company, Ltd.	1,727	1,701
InterContinental Hotels Group PLC, ADR	1,290	39,242
International Game Technology	1,800	29,700
Interval Leisure Group, Inc.	720	15,653
Intralot SA-Integrated Lottery Systems
& Services	1,792	4,203
Isle of Capri Casinos, Inc. (I)	600	3,774
J.D. Wetherspoon PLC	642	5,247
Jollibee Foods Corp.	3,540	10,996
Kangwon Land, Inc.	460	12,753
Kisoji Company, Ltd.	400	8,127
Krispy Kreme Doughnuts, Inc. (I)	200	2,888
Kuoni Reisen Holding AG	39	12,333
Ladbrokes PLC	7,440	25,630
Las Vegas Sands Corp.	1,600	90,160
Life Time Fitness, Inc. (I)(L)	400	17,112
Lottomatica SpA	447	10,524
Luby’s, Inc. (I)(L)	139	1,040
Marcus Corp.	300	3,747
Marriott International, Inc., Class A	1,229	51,901
Marriott Vacations Worldwide Corp. (I)	242	10,384
Marston’s PLC	2,935	6,324
McDonald’s Corp.	3,900	388,791
Melia Hotels International SA	724	4,924
MGM Resorts International (I)	4,600	60,490
Millennium & Copthorne Hotels PLC	2,080	17,992
Minor International PCL, Foreign Shares	17,380	14,243
Mitchells & Butlers PLC (I)	2,067	10,245
Monarch Casino & Resort, Inc. (I)	200	1,946
Multimedia Games Holding Company, Inc. (I)	1,200	25,044
NH Hoteles SA (I)	580	1,831
OPAP SA	1,350	10,659
Orbis SA	719	7,943
Orient-Express Hotels, Ltd., Class A (I)	1,400	13,804
Oriental Land Company, Ltd.	100	16,380
Paddy Power PLC	306	27,656
Panera Bread Company, Class A (I)	200	33,048
Papa John’s International, Inc. (I)	200	12,364
Penn National Gaming, Inc. (I)	825	44,905
Pierre & Vacances SA	194	3,506
Pinnacle Entertainment, Inc. (I)	1,500	21,930
Punch Taverns PLC (I)	1,433	229
Restaurant Group PLC	2,413	17,160

74

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Rezidor Hotel Group AB (I)	1,181	$5,716
Royal Caribbean Cruises, Ltd.	1,900	63,118
Royal Holdings Company, Ltd.	700	10,212
Ruby Tuesday, Inc. (I)	1,200	8,844
Ruth’s Hospitality Group, Inc. (I)(L)	900	8,586
Sands China, Ltd.	4,000	20,750
Scientific Games Corp., Class A (I)	1,200	10,500
Shangri-La Asia, Ltd.	4,833	9,527
Six Flags Entertainment Corp.	800	57,984
SJM Holdings, Ltd.	6,000	15,037
SkiStar AB	355	4,223
SKYCITY Entertainment Group, Ltd.	3,284	12,132
Sodexo	357	33,287
Sonic Corp. (I)	600	7,728
Speedway Motorsports, Inc.	700	12,593
Spirit Pub Company PLC	1,433	1,280
Starbucks Corp.	3,600	205,056
Starwood Hotels & Resorts Worldwide, Inc.	1,500	95,595
Sun International, Ltd.	1,350	14,817
Tabcorp Holdings, Ltd.	5,372	18,097
Tatts Group, Ltd.	6,221	20,571
The Cheesecake Factory, Inc. (L)	500	19,305
The Hongkong & Shanghai Hotels, Ltd.	182	312
The Wendy’s Company (L)	4,304	24,404
Thomas Cook Group PLC (I)	3,890	6,653
Tim Hortons, Inc.	600	32,609
TUI AG (I)	2,754	29,565
TUI Travel PLC	4,353	21,611
Vail Resorts, Inc. (L)	400	24,928
Whitbread PLC	1,035	40,531
William Hill PLC	6,637	37,442
WMS Industries, Inc. (I)	700	17,647
Wyndham Worldwide Corp.	1,800	116,064
Wynn Macau, Ltd. (I)	4,400	11,773
Wynn Resorts, Ltd.	319	39,926
Yoshinoya Holdings Conpany, Ltd.	1	1,177
Yum! Brands, Inc.	1,900	136,686
Zensho Holdings Company, Ltd.	700	9,453

		3,237,010
Household Durables - 0.8%
Aga Rangemaster Group PLC (I)	3,162	4,050
AmTRAN Technology Company, Ltd.	9,687	7,885
Arcelik AS	2,206	15,604
Bang & Olufsen A/S (I)	260	2,329
Barratt Developments PLC (I)	569	2,372
Beazer Homes USA, Inc. (I)(L)	180	2,851
Bellway PLC	1,862	36,710
Berkeley Group Holdings PLC	769	23,863
Blyth, Inc.	200	3,472
Bovis Homes Group PLC	816	9,195
Brookfield Incorporacoes SA	1,946	2,398
Brookfield Residential Properties, Inc. (I)	152	3,700
Casio Computer Company, Ltd. (I)(L)	2,000	15,661
Cavco Industries, Inc. (I)	100	4,757
Consorcio ARA SAB de CV (I)	6,000	2,441
Coway Company, Ltd.	390	17,344
Cyrela Brazil Realty SA Empreendimentos
e Participacoes	1,800	15,446
D.R. Horton, Inc. (L)	3,100	75,330
Desarrolladora Homex SAB de CV (I)	2,400	3,583
Dorel Industries, Inc., Class B	200	8,062
Duni AB	351	3,340
Ekornes ASA	233	3,749

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Durables (continued)
Electrolux AB (L)	1,989	$50,679
Ethan Allen Interiors, Inc. (L)	400	13,168
Even Construtora e Incorporadora SA	1,800	8,614
EZ Tec Empreendimentos e Participacoes SA	1,100	14,719
Fiskars Corp.	285	6,400
Forbo Holding AG	23	15,032
France Bed Holdings Company, Ltd.	1,000	2,279
Gafisa SA (I)	3,000	5,968
Garmin, Ltd.	1,600	52,864
Haier Electronics Group Company, Ltd. (I)	1,000	1,604
Harman International Industries, Inc.	600	26,778
Haseko Corp. (I)	7,000	6,527
Helen of Troy, Ltd. (I)	500	19,180
Hooker Furniture Corp.	200	3,188
Hunter Douglas NV	39	1,554
Husqvarna AB, A Shares	1,070	6,322
Husqvarna AB, B Shares	3,585	21,188
Jarden Corp. (I)(L)	1,350	57,848
JM AB (L)	800	18,999
JVC Kenwood Corp.	1,800	4,856
KB Home	1,200	26,124
La-Z-Boy, Inc.	1,817	34,287
Leggett & Platt, Inc. (L)	1,200	40,536
Lennar Corp., Class A (L)	1,200	49,776
Lennar Corp., Class B	59	1,903
LG Electronics, Inc.	484	35,577
Libbey, Inc. (I)	400	7,732
M/I Homes, Inc. (I)	300	7,335
MDC Holdings, Inc.	700	25,655
Meritage Homes Corp. (I)	400	18,744
Mohawk Industries, Inc. (I)	800	90,496
MRV Engenharia e Participacoes SA	2,200	9,145
NACCO Industries, Inc., Class A	100	5,336
Newell Rubbermaid, Inc.	2,300	60,030
Nexity SA	201	6,929
Nobia AB	2,476	13,204
NVR, Inc. (I)	100	108,011
PanaHome Corp.	1,000	7,162
Panasonic Corp.	7,900	59,455
PDG Realty SA Empreendimentos
e Participacoes	8,200	12,782
Persimmon PLC	5,286	86,045
PIK Group, GDR (I)	572	1,126
PulteGroup, Inc. (I)	2,700	54,648
Redrow PLC (I)	1,082	3,090
Rossi Residencial SA	3,738	5,660
Sampo Corp.	21,000	7,169
SEB SA	170	11,759
Sekisui Chemical Company, Ltd.	2,000	22,141
Sekisui House, Ltd.	3,000	40,821
Sharp Corp. (I)(L)	6,000	17,171
Skyworth Digital Holdings, Ltd.	6,106	4,144
Sony Corp. (Tokyo Exchange)	2,100	36,453
Sony Corp., ADR (L)	2,600	45,240
Standard Pacific Corp. (I)	2,300	19,872
Steinhoff International Holdings, Ltd. (I)	6,666	18,130
Sumitomo Forestry Company, Ltd.	1,300	14,427
Tatung Company, Ltd. (I)	10,000	2,529
Taylor Wimpey PLC	12,083	16,702
TCL Multimedia Technology Holdings, Ltd.	12,000	9,368
Tecnisa SA	1,800	7,411
Tempur-Pedic International, Inc. (I)	400	19,852
The Ryland Group, Inc. (L)	900	37,458

75

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Durables (continued)
Token Corp.	120	$8,126
Toll Brothers, Inc. (I)	1,500	51,360
TomTom NV (I)	237	947
Tupperware Brands Corp.	600	49,044
Universal Electronics, Inc. (I)	100	2,325
Urbi Desarrollos Urbanos SAB de CV (I)	6,600	1,694
Videocon Industries, Ltd.	482	1,809
Viver Incorporadora e Construtora SA (I)	1,527	589
Whirlpool Corp.	900	106,614

		1,925,852
Internet & Catalog Retail - 0.4%
Amazon.com, Inc. (I)	1,400	373,086
B2W Cia Global do Varejo (I)	300	2,228
Expedia, Inc.	890	53,409
Home Retail Group PLC	5,710	13,495
HSN, Inc.	420	23,041
Liberty Interactive Corp., Series A (I)	4,200	89,796
Liberty Ventures, Series A (I)	260	19,651
N. Brown Group PLC	922	5,736
Netflix, Inc. (I)	500	94,705
Orbitz Worldwide, Inc. (I)	700	3,997
Overstock.com, Inc. (I)	200	2,464
PetMed Express, Inc.	300	4,025
priceline.com, Inc. (I)	300	206,379
Scroll Corp.	400	1,234
Shutterfly, Inc. (I)	200	8,834
TripAdvisor, Inc. (I)	700	36,764
US Auto Parts Network, Inc. (I)	700	840
Wotif.com Holdings, Ltd.	1,550	7,987
Yoox SpA (I)	691	12,964

		960,635
Leisure Equipment & Products - 0.2%
Ability Enterprise Company, Ltd.	2,000	1,829
Accell Group	148	2,601
Altek Corp.	4,121	2,497
Asia Optical Company, Inc. (I)	5,000	5,113
Brunswick Corp.	800	27,376
Callaway Golf Company	1,000	6,620
Hasbro, Inc. (L)	800	35,152
JAKKS Pacific, Inc.	165	1,731
LeapFrog Enterprises, Inc. (I)	1,000	8,560
Mattel, Inc.	1,637	71,684
Mizuno Corp.	1,000	4,542
Namco Bandai Holdings, Inc.	1,400	24,809
Nikon Corp.	900	21,212
Noritsu Koki Company, Ltd.	100	467
Polaris Industries, Inc. (L)	400	36,996
Roland Corp.	400	3,446
Sankyo Company, Ltd.	400	18,734
Sega Sammy Holdings, Inc.	1,100	22,094
Shimano, Inc.	400	32,758
Smith & Wesson Holding Corp. (I)(L)	1,700	15,300
Steinway Musical Instruments, Inc. (I)	100	2,402
Sturm Ruger & Company, Inc.	300	15,219
Trigano SA (I)	184	2,210
Yamaha Corp.	1,100	10,718

		374,070
Media - 2.1%
Aimia, Inc.	2,100	31,835
Alma Media OYJ	1,123	5,328
Amalgamated Holdings, Ltd.	3,029	25,718

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
AMC Networks, Inc., Class A (I)	525	$33,170
Antena 3 de Television SA	49	269
APN News & Media, Ltd.	2,128	816
Arbitron, Inc.	100	4,687
Arnoldo Mondadori Editore SpA (I)	2,250	2,698
ASATSU-DK, Inc.	200	5,600
Astral Media, Inc.	600	28,965
Axel Springer AG	261	11,314
Belo Corp., Class A	600	5,898
British Sky Broadcasting
Group PLC, ADR (L)	1,038	55,886
Cablevision Systems Corp., Class A (L)	1,000	14,960
Caltagirone Editore SpA	265	274
CBS Corp.	100	4,633
CBS Corp., Class B	3,194	149,128
Cheil Worldwide, Inc. (I)	640	13,855
Cinemark Holdings, Inc.	1,000	29,440
Cineplex, Inc.	422	14,324
Cineworld Group PLC	2,556	10,838
Clear Channel Outdoor
Holdings, Inc., Class A (I)	500	3,745
Comcast Corp., Class A	13,054	548,399
Comcast Corp., Special Class A	3,584	141,998
Corus Entertainment, Inc.	700	18,026
CTC Media, Inc.	1,500	17,685
CTS Eventim AG	131	4,444
Daily Mail & General Trust PLC	1,678	18,098
Dentsu, Inc.	600	17,952
Digital Generation, Inc. (I)(L)	400	2,572
DIRECTV (I)	2,620	148,318
Discovery Communications, Inc., Class A (I)	800	62,992
Discovery Communications, Inc., Series C (I)	615	42,767
DISH Network Corp., Class A	1,000	37,900
Dish TV India, Ltd. (I)	3,527	4,389
DreamWorks Animation
SKG, Inc., Class A (I)(L)	1,000	18,960
Eniro AB (I)	889	1,593
Entercom
Communications Corp., Class A (I)(L)	700	5,208
Euromoney Institutional Investor PLC	277	4,069
Eutelsat Communications	356	12,560
Fairfax Media, Ltd. (L)	23,506	15,455
Fisher Communications, Inc.	100	3,924
Fuji Television Network, Inc.	5	8,708
Gannett Company, Inc. (L)	2,500	54,675
Glacier Media, Inc.	600	1,122
Gray Television, Inc. (I)	535	2,509
Grupo Televisa SAB, ADR	2,660	70,783
Gruppo Editoriale L’Espresso SpA	2,310	2,117
Hakuhodo DY Holdings, Inc.	210	16,182
Harte-Hanks, Inc.	300	2,337
Havas SA	3,883	24,597
Hurriyet Gazetecilik AS (I)	2,696	1,357
Ilkka-Yhtyma OYJ	259	1,255
IMAX Corp. (I)	300	8,018
Informa PLC	4,324	34,697
IPSOS	285	9,985
ITV PLC	24,940	49,075
Jagran Prakashan, Ltd.	329	561
John Wiley & Sons, Inc., Class A (L)	500	19,480
Johnston Press PLC (I)	3,508	801
Journal Communications, Inc., Class A (I)	1,100	7,392
Kabel Deutschland Holding AG	450	41,494

76

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
Kinepolis Group NV (I)	53	$6,655
Lagardere SCA	829	30,546
Lamar Advertising Company, Class A (I)	500	24,305
Liberty Global, Inc., Class A (I)(L)	570	41,838
Liberty Global, Inc., Series C (I)	453	31,089
Liberty Media Corp. (I)	1,005	112,188
LIN TV Corp., Class A (I)	700	7,693
Live Nation Entertainment, Inc. (I)(L)	1,976	24,443
Media General, Inc., Class A (I)	500	2,970
Media Prima BHD	9,700	7,639
Mediaset Espana Comunicacion SA (I)	1,438	10,399
Mediaset SpA	4,833	9,890
Meredith Corp. (L)	500	19,130
Mood Media Corp. (I)	103	104
Morningstar, Inc.	503	35,170
Naspers, Ltd.	1,063	66,221
National CineMedia, Inc.	700	11,046
News Corp., Class A	7,600	231,952
News Corp., Class B	1,994	61,335
NRJ Group	256	1,901
Omnicom Group, Inc.	1,165	68,619
Outdoor Channel Holdings, Inc.	300	2,676
PagesJaunes Groupe (I)	975	2,104
Pearson PLC, ADR (L)	4,443	79,930
Promotora de Informaciones SA (I)	515	149
Publicis Groupe SA	872	58,538
PubliGroupe SA	25	3,786
Quebecor, Inc.	300	12,713
REA Group, Ltd.	226	6,541
Reed Elsevier NV	2,667	45,717
Reed Elsevier PLC, ADR (L)	1,214	57,701
Regal Entertainment Group, Class A	900	15,003
Rightmove PLC	657	17,815
Sanoma OYJ	694	6,383
Schibsted ASA	400	17,866
Scholastic Corp.	400	10,660
Scripps Networks Interactive, Inc., Class A	700	45,038
SES SA	961	30,134
Seven West Media, Ltd.	1,122	2,362
Shaw Communications, Inc., Class B (L)	1,500	37,151
Shochiku Company, Ltd.	1,000	10,253
Singapore Press Holdings, Ltd.	5,000	18,084
Sirius XM Radio, Inc. (L)	7,357	22,660
Sky Network Television, Ltd.	2,275	10,098
SKY Perfect JSAT Holdings, Inc.	16	7,577
Societe Television Francaise 1	400	4,491
Southern Cross Media Group, Ltd.	7,663	12,500
Starz - Liberty Capital (I)	1,005	22,261
STW Communications Group, Ltd.	4,307	6,576
Telegraaf Media Groep NV	304	3,550
Ten Network Holdings, Ltd. (I)	18,724	6,261
The EW Scripps Company, Class A (I)	800	9,624
The Interpublic Group of Companies, Inc.	3,900	50,817
The Madison Square Garden, Inc., Class A (I)	625	36,000
The McGraw-Hill Companies, Inc.	1,000	52,080
The New York Times Company, Class A (I)	1,400	13,720
The Walt Disney Company	10,266	583,109
Thomson Reuters Corp. (L)	1,127	36,566
Time Warner Cable, Inc.	1,640	157,538
Time Warner, Inc.	6,317	363,986
Times Media Group, Ltd. (I)	1,017	1,825
Toho Company, Ltd.	100	2,091
Torstar Corp.	400	2,899

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
Trinity Mirror PLC (I)	1,806	$2,587
TV Azteca SA de CV	15,400	10,967
TVN SA	1,226	3,590
UBM PLC	2,888	30,932
Valassis Communications, Inc.	200	5,974
Viacom, Inc., Class B	2,300	141,611
Virgin Media, Inc.	1,400	68,558
Vocento SA (I)	703	963
VODone, Ltd.	30,800	2,266
Wolters Kluwer NV	1,825	39,882
Woongjin Thinkbig Company, Ltd. (I)	440	3,450
World Wrestling Entertainment, Inc., Class A	500	4,410
WPP PLC, ADR	1,402	112,328
Zenrin Company, Ltd.	500	6,971
Zon Multimedia Servicos de Telecomunicacoes
e Multimedia SGPS SA	2,647	11,183

		5,075,473
Multiline Retail - 0.6%
Aeon Company BHD	1,500	6,329
Big Lots, Inc. (I)(L)	600	21,162
Canadian Tire Corp., Ltd. (L)	400	28,866
David Jones, Ltd.	5,125	16,005
Debenhams PLC	18,950	23,865
Dillard’s, Inc., Class A (L)	500	39,275
Dollar Tree, Inc. (I)	1,400	67,802
Dollarama, Inc.	362	23,245
Don Quijote Company, Ltd.	200	8,872
El Puerto de Liverpool SAB de CV	1,200	14,719
Family Dollar Stores, Inc.	600	35,430
Fred’s, Inc., Class A (L)	300	4,104
Golden Eagle Retail Group, Ltd.	3,000	5,435
H20 Retailing Corp.	1,000	10,720
Hyundai Department Store Company, Ltd.	96	14,097
Hyundai Greenfood Company, Ltd.	450	6,865
Intime Department Store Group Company, Ltd.	7,000	8,057
Isetan Mitsukoshi Holdings, Ltd.	2,600	37,580
J Front Retailing Company, Ltd.	3,000	23,451
J.C. Penney Company, Inc. (I)(L)	2,000	30,220
Kohl’s Corp.	1,942	89,584
Lojas Renner SA	600	22,352
Lotte Shopping Company, Ltd.	69	24,424
Macy’s, Inc.	2,000	83,680
Marks & Spencer Group PLC	7,943	47,084
Marui Group Company, Ltd.	1,500	15,584
Matsuya Company, Ltd. (I)	500	8,393
Mitra Adiperkasa Tbk PT	6,000	5,628
Myer Holdings, Ltd.	6,514	20,050
New World Department Store China, Ltd.	8,000	4,642
Next PLC	566	37,616
Nordstrom, Inc.	1,300	71,799
Parkson Holdings BHD	5,712	8,677
PCD Stores Group, Ltd.	16,000	2,413
PPR	344	75,734
Ramayana Lestari Sentosa Tbk PT	106,000	15,166
Ripley Corp. SA	7,726	8,848
Saks, Inc. (I)(L)	1,600	18,352
Sears Canada, Inc.	256	2,462
Sears Holdings Corp. (I)(L)	600	29,982
Shinsegae Company, Ltd.	42	8,384
Stockmann OYJ ABP, Series B	271	4,253
Target Corp.	3,500	239,575
The Reject Shop, Ltd.	168	2,927
Tuesday Morning Corp. (I)	900	6,984

77

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multiline Retail (continued)
Woolworths Holdings, Ltd.	4,691	$36,016

		1,316,708
Specialty Retail - 1.6%
Aaron’s, Inc.	650	18,642
ABC-MART, Inc.	100	3,813
Abercrombie & Fitch Company, Class A	600	27,720
Advance Auto Parts, Inc.	500	41,325
Aeropostale, Inc. (I)	697	9,479
America’s Car-Mart, Inc. (I)	200	9,348
American Eagle Outfitters, Inc.	1,879	35,137
ANN, Inc. (I)	300	8,706
Aoyama Trading Company, Ltd.	300	7,679
ARB Corp., Ltd.	509	6,710
Asbury Automotive Group, Inc. (I)	500	18,345
Ascena Retail Group, Inc. (I)	1,600	29,680
Automotive Holdings Group	166	721
AutoNation, Inc. (I)	300	13,125
AutoZone, Inc. (I)	100	39,677
Barnes & Noble, Inc. (I)(L)	1,000	16,450
Bed Bath & Beyond, Inc. (I)	1,092	70,347
Belle International Holdings, Ltd.	17,000	28,455
Best Buy Company, Inc. (L)	3,100	68,665
Best Denki Company, Ltd. (I)	500	1,039
Beter Bed Holding NV	234	4,290
Big 5 Sporting Goods Corp.	400	6,244
Bilia AB	225	4,065
BMTC Group, Inc., Class A (I)	200	2,682
Brown Shoe Company, Inc. (L)	800	12,800
Build-A-Bear Workshop, Inc. (I)	600	3,234
Cabela’s, Inc. (I)(L)	800	48,624
CarMax, Inc. (I)	1,700	70,890
Charles Voegele Holding AG (I)	176	2,986
Chico’s FAS, Inc.	1,500	25,200
Chiyoda Company, Ltd.	200	5,206
Cia Hering	800	14,308
Citi Trends, Inc. (I)	300	3,069
Clas Ohlson AB	376	5,022
Conn’s, Inc. (I)	988	35,469
DCM Holdings Company, Ltd.	1,400	11,701
Delticom AG	67	3,078
Destination Maternity Corp.	200	4,680
Destination XL Group, Inc. (I)	800	4,072
Dick’s Sporting Goods, Inc. (L)	600	28,380
Dickson Concepts International, Ltd.	7,500	4,261
Dixons Retail PLC (I)	27,929	14,374
DSW, Inc., Class A	286	18,247
Dufry Group AG (I)	164	20,370
Dunelm Group PLC	675	8,601
EDION Corp.	500	2,363
Esprit Holdings, Ltd.	10,969	13,205
Etam Developpement SA (I)	97	2,289
Express, Inc. (I)	700	12,467
Fast Retailing Company, Ltd.	200	63,965
Fielmann AG	101	9,326
Foot Locker, Inc.	1,400	47,936
Fourlis Holdings SA (I)	160	363
GameStop Corp., Class A (L)	1,000	27,970
Genesco, Inc. (I)	400	24,036
Giordano International, Ltd.	8,000	7,973
GNC Holdings, Inc., Class A	900	35,352
GOME Electrical
Appliances Holdings, Ltd. (I)	74,000	8,110
Group 1 Automotive, Inc. (L)	491	29,494

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Grupo Elektra SA de CV	125	$4,958
Guess?, Inc. (L)	800	19,864
Halfords Group PLC	1,000	4,905
Haverty Furniture Companies, Inc.	300	6,168
Hennes & Mauritz AB, B Shares	2,486	89,026
Hibbett Sports, Inc. (I)(L)	400	22,508
Hot Topic, Inc. (L)	1,000	13,880
Howden Joinery Group PLC	6,088	22,155
Inditex SA	970	129,266
JB Hi-Fi, Ltd. (L)	480	7,402
JD Group, Ltd.	2,907	11,009
Jos A. Bank Clothiers, Inc. (I)(L)	300	11,970
JUMBO SA	213	1,518
Kingfisher PLC	12,489	54,741
Kirkland’s, Inc. (I)	500	5,730
Kohnan Shoji Company, Ltd.	300	3,862
L Brands, Inc.	1,000	44,660
Leon’s Furniture, Ltd.	300	3,632
Lewis Group, Ltd.	1,301	9,146
Lowe’s Companies, Inc.	7,489	283,983
MarineMax, Inc. (I)	200	2,718
Mobilezone Holding AG	918	9,381
Monro Muffler Brake, Inc. (L)	300	11,913
New York & Company, Inc. (I)	200	818
Nishimatsuya Chain Company, Ltd.	100	811
Nitori Holdings Company, Ltd.	50	3,864
O’Reilly Automotive, Inc. (I)	900	92,295
OfficeMax, Inc.	1,000	11,610
OSIM International, Ltd.	1,000	1,610
Paris Miki, Inc.	800	4,344
Pendragon PLC (I)	26,477	9,154
Penske Automotive Group, Inc. (L)	1,200	40,032
PetSmart, Inc.	700	43,470
Pier 1 Imports, Inc. (L)	900	20,700
Point, Inc.	250	12,366
Praktiker AG (I)	838	1,220
Premier Investments, Ltd.	906	8,103
RadioShack Corp. (I)(L)	1,730	5,813
Reitmans Canada, Ltd., Class A (L)	500	5,084
Rent-A-Center, Inc.	500	18,470
RONA, Inc.	1,300	14,307
Ross Stores, Inc.	1,600	96,992
Sally Beauty Holdings, Inc. (I)(L)	1,109	32,582
Select Comfort Corp. (I)	500	9,885
Shoe Carnival, Inc.	450	9,198
Signet Jewelers, Ltd.	876	58,692
Sonic Automotive, Inc., Class A	600	13,296
Stage Stores, Inc.	500	12,940
Staples, Inc.	6,225	83,602
Stein Mart, Inc.	700	5,866
Super Cheap Auto Group, Ltd.	1,220	15,727
Super Group, Ltd. (I)	7,139	18,865
Systemax, Inc.	700	6,930
The Buckle, Inc. (L)	350	16,328
The Cato Corp., Class A (L)	400	9,656
The Children’s Place Retail Stores, Inc. (I)	200	8,964
The Finish Line, Inc., Class A	300	5,877
The Foschini Group, Ltd.	1,414	17,345
The Gap, Inc.	1,328	47,011
The Home Depot, Inc.	10,004	698,079
The Men’s Wearhouse, Inc. (L)	600	20,052
The Pep Boys - Manny, Moe & Jack (I)(L)	1,100	12,969
The Wet Seal, Inc., Class A (I)	2,000	6,040

78

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Thorn Group, Ltd.	3,594	$7,725
Tiffany & Company (L)	700	48,678
TJX Companies, Inc.	2,830	132,303
Tractor Supply Company	400	41,652
Truworths International, Ltd.	2,007	19,690
Ulta Salon Cosmetics & Fragrance, Inc. (I)	356	28,897
Urban Outfitters, Inc. (I)	800	30,992
Valora Holding AG	66	13,486
Vitamin Shoppe, Inc. (I)(L)	300	14,655
West Marine, Inc. (I)	300	3,429
WH Smith PLC	730	8,294
Williams-Sonoma, Inc.	600	30,912
Yamada Denki Company, Ltd. (L)	430	19,725
Zale Corp. (I)	300	1,179

		3,778,744
Textiles, Apparel & Luxury Goods - 0.7%
361 Degrees International, Ltd.	9,000	2,625
Adidas AG	972	100,926
Anta Sports Products, Ltd.	1,000	858
Asics Corp.	1,000	16,550
Billabong International, Ltd. (I)(L)	6,621	5,029
Bosideng International Holdings, Ltd.	32,000	9,944
Burberry Group PLC	1,623	32,805
Carter’s, Inc. (I)	800	45,816
China Dongxiang Group Company	27,000	4,177
Christian Dior SA	189	31,408
Cie Financiere Richemont SA	1,933	151,955
Coach, Inc.	1,300	64,987
Columbia Sportswear Company (L)	400	23,152
Crocs, Inc. (I)	900	13,338
Daphne International Holdings, Ltd.	10,000	12,582
Deckers Outdoor Corp. (I)(L)	400	22,276
Fila Korea, Ltd.	67	3,862
Fossil, Inc. (I)	407	39,316
G-III Apparel Group, Ltd. (I)(L)	200	8,022
Geox SpA	1,356	3,788
Gerry Weber International AG	118	5,155
Gildan Activewear, Inc.	600	23,939
Grendene SA	1,900	20,140
Gunze, Ltd.	3,000	7,787
Handsome Company, Ltd.	150	3,915
Hanesbrands, Inc. (I)	800	36,448
Hermes International SA	30	10,419
IC Companys A/S	52	1,201
Iconix Brand Group, Inc. (I)	200	5,174
Japan Wool Textile Company, Ltd.	1,000	7,749
Kurabo Industries, Ltd.	3,000	5,625
LG Fashion Corp.	100	2,713
Li Ning Company, Ltd. (I)	5,000	2,950
LPP SA	4	6,938
Lululemon Athletica, Inc. (I)(L)	664	41,400
Luxottica Group SpA	390	19,589
Luxottica Group SpA, ADR	10	503
LVMH Moet Hennessy Louis Vuitton SA	682	117,165
Maidenform Brands, Inc. (I)	400	7,012
Makalot Industrial Company, Ltd.	1,000	3,749
Ming Fung Jewellery Group, Ltd. (I)	90,000	3,608
Movado Group, Inc.	300	10,056
New Wave Group AB	1,015	5,679
NG2 SA	20	435
NIKE, Inc., Class B	2,756	162,632
Onward Holdings Company, Ltd.	1,000	8,986
Oxford Industries, Inc.	100	5,310

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
Peak Sport Products Company, Ltd.	8,000	$1,311
Perry Ellis International, Inc.	200	3,638
Ports Design, Ltd.	2,500	2,098
Pou Chen Corp.	11,596	12,399
PVH Corp.	772	82,457
Quiksilver, Inc. (I)	1,800	10,926
Ralph Lauren Corp.	300	50,793
RG Barry Corp.	344	4,606
Ruentex Industries, Ltd.	730	1,691
Safilo Group SpA (I)	447	6,081
Sanyo Shokai, Ltd.	1,000	3,173
Seiko Holdings Corp.	1,000	4,756
Seiren Company, Ltd.	500	3,222
Shinkong Textile Company, Ltd.	1,000	1,281
Skechers U.S.A., Inc., Class A (I)	400	8,460
Stella International Holdings, Ltd.	4,000	12,016
Steven Madden, Ltd. (I)	450	19,413
Taiwan Paiho, Ltd.	3,210	2,015
Texhong Textile Group, Ltd.	12,000	11,413
The Jones Group, Inc. (L)	1,300	16,536
The Swatch Group AG	69	7,009
The Swatch Group AG (Bearer Shares)	111	64,626
Tod’s SpA	46	6,601
True Religion Apparel, Inc.	400	10,444
TSI Holdings Company, Ltd.	1,000	5,799
Under Armour, Inc., Class A (I)	350	17,920
Unifi, Inc. (I)	466	8,901
Unitika, Ltd. (I)	1,000	555
Van de Velde NV (I)	98	4,303
Vera Bradley, Inc. (I)(L)	400	9,452
VF Corp.	361	60,558
Wacoal Holdings Corp.	1,000	10,838
Weiqiao Textile Company, H Shares	11,000	6,142
XTEP International Holdings	14,500	5,625
Youngone Holdings Company, Ltd.	130	8,820
Yue Yuen Industrial Holdings, Ltd.	4,000	13,072

		1,618,643

		22,471,344
Consumer Staples - 6.2%
Beverages - 1.2%
A.G.Barr PLC	2,037	16,881
Anadolu Efes Biracilik Ve Malt Sanayii AS	846	13,563
Anheuser-Busch InBev NV	2,015	199,711
Arca Continental SAB de CV	2,239	16,774
Asahi Group Holdings, Ltd.	1,100	26,338
Baron de Ley SA (I)	66	4,208
Beam, Inc.	1,405	89,274
Britvic PLC	1,286	8,688
Brown-Forman Corp., Class B	675	48,195
C&C Group PLC	2,122	13,804
Carlsberg A/S	401	39,114
Central European Distribution Corp. (I)(L)	400	134
Cia Cervecerias Unidas SA, ADR	567	18,756
Coca Cola Hellenic
Bottling Company S.A.,ADR	1,000	26,760
Coca-Cola Amatil, Ltd.	2,260	34,365
Coca-Cola Bottling Company Consolidated	100	6,032
Coca-Cola Enterprises, Inc.	2,700	99,684
Coca-Cola Femsa SAB de CV, ADR (L)	140	22,928
Coca-Cola West Company, Ltd.	700	12,208
Companhia de Bebidas das Americas, ADR	2,000	84,660
Constellation Brands, Inc., Class A (I)	2,001	95,328

79

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Beverages (continued)
Cott Corp.	800	$8,080
Crimson Wine Group, Ltd. (I)	221	2,055
Davide Campari Milano SpA	2,064	16,085
Diageo PLC, ADR (L)	1,505	189,389
Dr. Pepper Snapple Group, Inc.	1,300	61,035
Fomento Economico Mexicano SAB
de CV, ADR	600	68,100
Grupo Modelo SAB de CV	1,300	11,781
Guinness Anchor BHD	1,000	5,939
Heineken NV	837	63,182
Hey Song Corp.	2,000	2,621
Hite Jinro Company, Ltd.	291	8,516
Hitejinro Holdings Company, Ltd.	51	775
ITO EN, Ltd.	400	9,673
Kirin Holdings Company, Ltd.	3,000	48,332
Laurent-Perrier SA	19	1,491
Lotte Chilsung Beverage Company, Ltd.	10	13,475
Mikuni Coca-Cola Bottling Company, Ltd.	1,000	10,216
Molson Coors Brewing Company, Class B	1,400	68,502
Monster Beverage Corp. (I)	1,000	47,740
National Beverage Corp.	651	9,147
Olvi OYJ	100	2,732
PepsiCo, Inc.	6,334	501,083
Pernod-Ricard SA	632	78,836
Remy Cointreau SA	197	22,779
Royal Unibrew A/S	164	14,603
SABMiller PLC	2,908	153,152
Sapporo Holdings, Ltd.	2,000	8,518
The Coca-Cola Company	14,758	596,814
Treasury Wine Estates, Ltd.	2,862	17,041
Tsingtao Brewery Company, Ltd., H Shares	2,000	12,701
United Spirits, Ltd.	763	26,702
Vina Concha y Toro SA, ADR	300	11,700

		2,970,200
Food & Staples Retailing - 1.4%
Aeon Company, Ltd.	1,900	24,598
Alimentation Couche Tard, Inc.	600	32,521
Arcs Company, Ltd.	500	11,212
Axfood AB	100	4,070
BIM Birlesik Magazalar AS	412	20,094
Booker Group PLC	1,351	2,501
Carrefour SA	2,897	79,579
Casey’s General Stores, Inc. (L)	400	23,320
Casino Guichard Perrachon SA	268	28,178
Cencosud SA	3,656	22,719
China Resources Enterprises, Ltd.	4,000	11,880
Cia Brasileira de Distribuicao Grupo Pao de
Acucar, ADR	500	26,640
Clicks Group, Ltd.	2,382	15,034
Colruyt SA	325	15,722
Costco Wholesale Corp.	1,800	190,998
CP ALL PCL	5,600	8,749
CVS Caremark Corp.	6,742	370,743
Delhaize Group (L)	495	27,022
Distribuidora Internacional
de Alimentacion SA	2,447	16,940
E-Mart Company, Ltd.	121	23,867
Emperia Holding SA	170	3,014
Empire Company, Ltd.	200	13,024
Eurocash SA	556	9,074
FamilyMart Company, Ltd.	300	13,714
George Weston, Ltd.	200	14,870
Greggs PLC	350	2,539

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Staples Retailing (continued)
Hakon Invest AB (I)	156	$4,014
Harashin Narus Holdings Company, Ltd.	400	7,417
Harris Teeter Supermarkets, Inc.	400	17,084
Heng Tai Consumables Group, Ltd. (I)	7,875	168
Inageya Company, Ltd.	200	2,139
Ingles Markets, Inc., Class A	100	2,148
Izumiya Company, Ltd.	1,000	5,270
J Sainsbury PLC	5,822	33,506
Jeronimo Martins SGPS SA	839	16,337
Kesko OYJ, B Shares	469	14,663
Koninklijke Ahold NV	4,990	76,514
Lawson, Inc.	300	23,047
Lianhua Supermarket Holdings Company, Ltd.,
H Shares	5,000	3,992
Liquor Stores N.A., Ltd.	149	2,668
Loblaw Companies, Ltd.	500	21,037
Massmart Holdings, Ltd.	579	11,980
Matsumotokiyoshi Holdings Company, Ltd.	500	14,324
Metcash, Ltd.	4,536	19,607
Metro AG	661	18,798
Metro, Inc.	500	31,328
Nash Finch Company	200	3,916
Organizacion Soriana SAB de CV, Series B	5,100	19,937
Pick’n Pay Stores, Ltd.	1,977	9,162
President Chain Store Corp.	2,000	10,976
Pricesmart, Inc. (L)	300	23,349
Raia Drogasil SA	1,300	13,857
Rallye SA	382	14,030
Safeway, Inc.	2,000	52,700
Seven & I Holdings Company, Ltd.	2,500	82,911
Shoppers Drug Mart Corp.	1,116	47,756
Shoprite Holdings, Ltd.	1,492	29,669
Shufersal, Ltd.	1,097	3,391
Sligro Food Group NV	122	3,872
Spartan Stores, Inc.	200	3,510
Susser Holdings Corp. (I)(L)	200	10,222
Sysco Corp.	2,459	86,483
Taiwan TEA Corp.	18,218	10,552
Tesco PLC	25,933	150,776
The Andersons, Inc.	300	16,056
The Fresh Market, Inc. (I)	200	8,554
The Kroger Company	2,040	67,606
The Pantry, Inc. (I)	300	3,741
The Spar Group, Ltd.	1,244	15,378
Tsuruha Holdings, Inc.	100	9,770
United Natural Foods, Inc. (I)	500	24,600
UNY Company, Ltd.	1,000	7,795
Valor Company, Ltd.	500	9,567
Wal-Mart de Mexico SAB de CV	12,014	39,218
Wal-Mart Stores, Inc.	7,655	572,824
Walgreen Company	4,220	201,210
Weis Markets, Inc.	300	12,210
Wesfarmers, Ltd.	4,414	185,282
Whole Foods Market, Inc.	700	60,725
WM Morrison Supermarkets PLC	12,393	52,047
Woolworths, Ltd.	3,379	119,264
X5 Retail Group NV, GDR (I)	473	7,953
Yokohama Reito Company, Ltd.	1,000	9,611

		3,339,143
Food Products - 1.8%
AarhusKarlshamn AB	127	6,414
Afgri, Ltd.	8,620	5,016
Ajinomoto Company, Inc.	2,000	29,410

80

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products (continued)
Alico, Inc.	100	$4,625
Archer-Daniels-Midland Company	4,059	136,910
Aryzta AG	591	34,920
Asian Bamboo AG (L)	217	1,168
Asian Citrus Holdings, Ltd.	1,000	516
Associated British Foods PLC	1,953	56,435
Astra Agro Lestari Tbk PT	2,000	3,816
Astral Foods, Ltd.	425	4,354
Atria PLC	525	4,486
Austevoll Seafood ASA	935	5,685
AVI, Ltd.	4,242	24,788
B&G Foods, Inc.	100	3,049
Bakrie Sumatera Plantations Tbk PT	124,000	1,265
Barry Callebaut AG	15	14,476
Binggrae Company, Ltd.	108	12,808
Bisi International PT	47,500	4,218
Bonduelle SCA	240	6,067
Bongrain SA	43	2,825
Boulder Brands, Inc. (I)(L)	1,172	10,525
BRF - Brasil Foods SA, ADR	2,654	58,680
Bunge, Ltd.	1,500	110,745
Calavo Growers, Inc.	300	8,634
Campbell Soup Company (L)	1,544	70,036
Campofrio Food Group SA (I)	204	1,220
Chaoda Modern Agriculture Holdings, Ltd. (I)	28,480	1,566
Charoen Pokphand Foods PCL	9,600	10,818
Charoen Pokphand Indonesia Tbk PT	44,500	23,149
China Agri-Industries Holdings, Ltd.	13,000	6,702
China Foods, Ltd.	6,000	3,424
China Green Holdings, Ltd. (I)	3,000	518
China Huiyuan Juice Group, Ltd. (I)	11,000	5,520
China Mengniu Dairy Company, Ltd.	8,000	23,045
China Yurun Food Group, Ltd. (I)	10,000	6,894
CJ CheilJedang Corp.	55	16,907
ConAgra Foods, Inc.	2,600	93,106
Copeinca ASA	560	5,803
CSM NV	366	7,752
Dairy Crest Group PLC	1,305	8,521
Danone SA	1,531	106,671
Darling International, Inc. (I)(L)	1,200	21,552
DE Master Blenders 1753 NV (I)	2,200	34,023
Dean Foods Company (I)	2,300	41,699
Deoleo SA (I)	2,018	674
Diamond Foods, Inc. (I)(L)	300	5,058
Dydo Drinco, Inc.	100	4,781
East Asiatic Company, Ltd. A/S (I)	298	5,147
Ebro Foods SA	866	17,230
Elders, Ltd. (I)	1,707	214
Empresas Iansa SA	65,744	4,933
Flowers Foods, Inc.	1,450	47,763
Fresh Del Monte Produce, Inc.	538	14,515
Fuji Oil Company, Ltd.	400	6,176
General Mills, Inc.	2,600	128,206
Genting Plantations BHD	2,500	6,935
Glanbia PLC (Dublin Exchange)	1,295	15,376
Global Bio-Chem Technology
Group Company, Ltd.	14,000	1,211
Golden Agri-Resources, Ltd.	35,000	16,403
Goodman Fielder, Ltd. (I)	25,003	18,539
GrainCorp., Ltd.	1,190	14,483
Green Mountain Coffee Roasters, Inc. (I)(L)	950	53,922
Greencore Group PLC	975	1,567
Gruma SAB de CV, ADR (I)	200	3,512

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products (continued)
Grupo Bimbo SAB de CV	7,300	$23,328
Grupo Herdez SAB de CV	2,700	9,927
Grupo Nutresa SA	700	9,968
Hillshire Brands Company	440	15,466
Hormel Foods Corp. (L)	1,394	57,600
House Food Corp.	500	8,698
Illovo Sugar, Ltd.	1,857	6,423
Indofood Agri Resources, Ltd.	4,000	3,987
Indofood Sukses Makmur Tbk PT	31,000	23,745
Industrias Bachoco SAB de CV, ADR	383	12,298
Ingredion, Inc.	700	50,624
IOI Corp. BHD	11,153	16,795
J&J Snack Foods Corp.	190	14,609
Japfa Comfeed Indonesia Tbk PT (I)	4,000	3,905
JBS SA (I)	2,900	9,744
Kagome Company, Ltd.	200	3,801
Kameda Seika Company, Ltd.	400	10,828
Keck Seng Malaysia BHD	2,700	4,501
Kellogg Company	928	59,791
Kernel Holding SA (I)	123	2,234
Kerry Group PLC	639	38,096
Kewpie Corp.	900	12,845
KEY Coffee, Inc.	300	4,918
Kikkoman Corp.	1,000	17,495
Kraft Foods Group, Inc.	2,841	146,397
Kuala Lumpur Kepong BHD	1,300	8,709
KWS Saat AG	30	10,698
Lancaster Colony Corp.	200	15,400
Lifeway Foods, Inc. (L)	200	2,780
Lotte Confectionery Company, Ltd.	5	7,935
M Dias Branco SA	300	11,951
Maple Leaf Foods, Inc.	1,300	17,583
Marfrig Alimentos SA (I)	1,000	4,068
Marine Harvest ASA (I)	21,345	19,862
Marudai Food Company, Ltd.	2,000	6,813
Maruha Nichiro Holdings, Inc.	3,000	5,754
Mayora Indah Tbk PT	5,000	13,961
McCormick & Company, Inc., Non-
Voting Shares (L)	800	58,840
Mead Johnson Nutrition Company	800	61,960
Megmilk Snow Brand Company, Ltd.	500	7,926
Mondelez International, Inc., Class A	8,525	260,950
Morinaga Milk Industry Company, Ltd.	3,000	9,257
Namyang Dairy Products Company, Ltd.	12	11,548
Nestle India, Ltd.	107	9,087
Nestle Malaysia BHD	400	7,843
Nestle SA	9,400	680,053
NICHIREI Corp.	2,000	11,977
Nippon Flour Mills Company, Ltd.	1,000	4,561
Nippon Meat Packers, Inc.	1,000	16,177
Nippon Suisan Kaisha, Ltd.	1,200	2,328
Nisshin Oillio Group, Ltd.	2,000	7,345
Nisshin Seifun Group, Inc.	1,500	19,828
Nissin Food Products Company, Ltd.	300	13,787
NongShim Company, Ltd.	25	6,910
Nutreco Holding NV	199	18,303
Oceanus Group, Ltd. (I)	21,000	988
Orion Corp.	21	20,593
Orkla ASA	4,826	38,719
Osem Investments, Ltd.	13	249
Parmalat SpA	324	827
Perusahaan Perkebunan London Sumatra
Indonesia Tbk PT	13,500	2,686

81

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products (continued)
Pilgrim’s Pride Corp. (I)(L)	2,656	$24,409
Pioneer Foods, Ltd.	1,044	8,127
Post Holdings, Inc. (I)	300	12,879
PPB Group BHD	2,500	10,200
Premier Foods PLC (I)	5,155	6,297
REI Agro, Ltd.	10,562	1,994
Ridley Corp., Ltd.	3,902	3,776
Sampoerna Agro Tbk PT	18,000	3,890
Samyang Holdings Corp.	135	8,427
Sanderson Farms, Inc.	200	10,924
Sao Martinho SA	500	7,027
Saputo, Inc.	500	25,388
Seneca Foods Corp., Class A (I)	200	6,604
Shenguan Holdings Group, Ltd.	8,000	4,157
Sipef SA	36	2,916
SLC Agricola SA	200	1,829
Smithfield Foods, Inc. (I)	1,200	31,776
Snyders-Lance, Inc.	900	22,734
Tata Global Beverages, Ltd.	3,900	9,168
Tate & Lyle PLC	2,335	30,208
The Hain Celestial Group, Inc. (I)(L)	500	30,540
The Hershey Company	600	52,518
The J.M. Smucker Company	1,000	99,160
Tiger Brands, Ltd.	908	29,031
Tingyi Cayman Islands Holding Corp.	10,000	26,038
Tongaat Hulett, Ltd.	519	8,097
TreeHouse Foods, Inc. (I)	200	13,030
Tyson Foods, Inc., Class A	2,900	71,978
Uni-President Enterprises Corp.	15,107	28,639
Unilever NV	4,041	165,658
Unilever PLC, ADR (L)	3,146	132,887
Viscofan SA	232	12,185
Vitasoy International Holdings, Ltd.	2,000	2,259
Want Want China Holdings, Ltd.	27,000	41,425
Wilmar International, Ltd.	7,000	19,529
Yakult Honsha Company, Ltd.	300	12,102
Yamazaki Baking Company, Ltd.	1,000	13,188

		4,364,679
Household Products - 0.8%
Central Garden & Pet Company (I)	400	3,448
Central Garden & Pet Company, Class A (I)	300	2,466
Church & Dwight Company, Inc.	1,000	64,630
Colgate-Palmolive Company	1,828	215,759
Energizer Holdings, Inc.	500	49,865
Henkel AG & Company, KGaA	449	35,455
Hindustan Unilever, Ltd.	1,743	14,965
Kimberly-Clark Corp.	1,600	156,768
Kimberly-Clark de Mexico SAB de CV	9,000	31,426
LG Household & Health Care, Ltd.	26	14,302
Lion Corp.	1,000	5,575
McBride PLC	3,988	7,218
NVC Lighting Holdings, Ltd.	3,000	693
PZ Cussons PLC	1,458	8,952
Reckitt Benckiser Group PLC	1,506	108,064
Spectrum Brands Holdings, Inc.	600	33,954
The Clorox Company	600	53,118
The Procter & Gamble Company	14,877	1,146,422
Unicharm Corp.	200	11,428
Vinda International Holdings, Ltd.	3,000	4,282
WD-40 Company	94	5,148

		1,973,938

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Personal Products - 0.3%
Aderans Company, Ltd.	200	$3,403
Amorepacific Corp.	14	11,787
AMOREPACIFIC Group	43	15,687
Atrium Innovations, Inc. (I)	65	771
Avon Products, Inc.	2,200	45,606
Beiersdorf AG	429	39,631
Blackmores, Ltd.	69	2,183
Colgate-Palmolive India, Ltd.	468	10,738
Dabur India, Ltd.	4,276	10,843
Elizabeth Arden, Inc. (I)	300	12,075
Fancl Corp.	300	3,311
Gillette India, Ltd.	134	4,982
Hengan International Group Company, Ltd.	3,000	29,338
Herbalife, Ltd. (L)	600	22,470
Hypermarcas SA (I)	1,400	11,092
Inter Parfums, Inc.	500	12,215
Jinchuan Group International
Resources Company, Ltd. (I)	7,000	1,444
Kao Corp.	1,600	51,840
Kobayashi Pharmaceutical Company, Ltd.	200	9,731
Kose Corp.	200	4,653
L’Oreal SA	506	80,287
Natura Cosmeticos SA	600	14,442
Nu Skin Enterprises, Inc., Class A (L)	700	30,940
Nutraceutical International Corp.	300	5,205
Prestige Brands Holdings, Inc. (I)	1,300	33,397
Procter & Gamble Hygiene &
Health Care, Ltd.	55	2,565
Revlon, Inc., Class A (I)	600	13,416
Shiseido Company, Ltd.	1,400	19,664
The Estee Lauder Companies, Inc., Class A	1,000	64,030
USANA Health Sciences, Inc. (I)	200	9,666

		577,412
Tobacco - 0.7%
Alliance One International, Inc. (I)	2,600	10,114
Altria Group, Inc.	7,764	267,004
British American Tobacco Malaysia BHD	800	16,152
British American Tobacco PLC, ADR (L)	2,442	261,416
Gudang Garam Tbk PT	2,000	10,105
Imperial Tobacco Group PLC	2,651	92,820
Imperial Tobacco Group, ADR	219	15,330
ITC, Ltd.	6,318	36,042
Japan Tobacco, Inc.	2,600	83,215
KT&G Corp.	357	24,213
Lorillard, Inc.	1,500	60,525
Philip Morris International, Inc.	7,527	697,828
Reynolds American, Inc.	1,500	66,735
Souza Cruz SA	1,300	19,100
Swedish Match AB	675	20,974
Universal Corp. (L)	150	8,406
Vector Group, Ltd. (L)	1,226	19,763

		1,709,742

		14,935,114
Energy - 7.2%
Energy Equipment & Services - 1.1%
Aker ASA, Series A	250	9,376
Aker Solutions ASA	700	13,084
AMEC PLC	1,953	31,364
Archer, Ltd. (I)	243	218
Atwood Oceanics, Inc. (I)	600	31,524
Baker Hughes, Inc.	2,588	120,109

82

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Basic Energy Services, Inc. (I)(L)	600	$8,202
BGR Energy Systems, Ltd.	542	1,996
Bourbon SA	210	5,813
Bristow Group, Inc.	400	26,376
BW Offshore, Ltd.	2,640	2,787
Calfrac Well Services, Ltd.	200	5,373
Cameron International Corp. (I)	1,100	71,720
Canyon Services Group, Inc.	650	7,115
China Oilfield Services, Ltd., H Shares	10,000	20,997
Cie Generale de Geophysique-Veritas (I)	928	20,874
Compagnie Generale de Geophysique-
Veritas, ADR	435	9,788
Core Laboratories NV	83	11,447
Dawson Geophysical Company (I)	200	6,000
Diamond Offshore Drilling, Inc. (L)	1,200	83,472
DOF ASA (I)(L)	400	1,651
Dresser-Rand Group, Inc. (I)	600	36,996
Dril-Quip, Inc. (I)	300	26,151
Enerflex, Ltd.	500	6,851
Exterran Holdings, Inc. (I)(L)	1,200	32,400
Farstad Shipping ASA	96	2,112
FMC Technologies, Inc. (I)	1,300	70,707
Fred Olsen Energy ASA	80	3,437
Fugro NV	504	28,007
Gulf Island Fabrication, Inc.	100	2,106
Gulfmark Offshore, Inc., Class A	400	15,584
Halliburton Company	4,800	193,968
Heckmann Corp. (I)(L)	1,600	6,864
Helix Energy Solutions Group, Inc. (I)	900	20,592
Helmerich & Payne, Inc. (L)	1,100	66,770
Hornbeck Offshore Services, Inc. (I)(L)	600	27,876
Hunting PLC	1,178	15,916
Integra Group Holdings, GDR (I)	532	200
ION Geophysical Corp. (I)	1,500	10,215
John Wood Group PLC	2,377	31,460
Key Energy Services, Inc. (I)	1,400	11,312
KNM Group BHD (I)	6,100	947
Kvaerner ASA	700	1,456
Lamprell PLC	243	486
Lufkin Industries, Inc. (L)	400	26,556
Matrix Service Company (I)	500	7,450
McDermott International, Inc. (I)	1,600	17,584
Modec, Inc.	100	3,024
Nabors Industries, Ltd.	2,700	43,794
National Oilwell Varco, Inc.	2,601	184,021
Natural Gas Services Group, Inc. (I)	100	1,926
Newpark Resources, Inc. (I)(L)	1,011	9,382
Noble Corp.	1,023	39,027
North American Energy Partners, Inc. (I)	700	3,170
Oceaneering International, Inc.	800	53,128
Oil States International, Inc. (I)	500	40,785
Parker Drilling Company (I)	2,500	10,700
Pason Systems, Inc.	600	10,466
Patterson-UTI Energy, Inc. (L)	1,500	35,760
Petrofac, Ltd.	1,116	24,317
Petroleum Geo-Services ASA	1,029	15,940
Pioneer Energy Services Corp. (I)	900	7,425
Precision Drilling Corp.	1,800	16,638
ProSafe SE	1,104	10,731
RigNet, Inc. (I)	200	4,988
Rowan Companies PLC, Class A (I)	1,100	38,896
RPC, Inc.	1,650	25,031
Saipem SpA	1,231	37,937

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Sapurakencana Petroleum BHD (I)	11,469	$11,114
Savanna Energy Services Corp.	400	2,697
SBM Offshore NV (I)	691	11,445
Schlumberger, Ltd.	6,129	459,001
Schoeller-Bleckmann Oilfield Equipment AG	46	4,599
Seadrill, Ltd.	907	33,004
Sevan Marine ASA (I)	512	1,622
Shawcor Ltd.	500	21,199
Shinko Plantech Company, Ltd.	700	5,659
Siem Offshore, Inc. (I)	1,271	1,621
Songa Offshore SE (I)	1,579	1,548
Steel Excel, Inc. (I)	150	4,071
Subsea 7 SA	1,520	35,656
Superior Energy Services, Inc. (I)	1,006	26,126
Swiber Holdings, Ltd.	6,000	3,247
Technip SA	523	53,653
Tecnicas Reunidas SA	207	9,733
Tenaris SA, ADR (L)	942	38,415
Tesco Corp. (I)	200	2,678
Tidewater, Inc. (L)	600	30,300
TMK OAO, GDR	600	7,173
Total Energy Services, Inc.	400	5,591
Trican Well Service, Ltd.	900	13,201
Unit Corp. (I)	500	22,775
Weatherford International, Ltd. (I)	5,000	60,700
Willbros Group, Inc. (I)	600	5,892
WorleyParsons, Ltd.	854	22,038

		2,665,133
Oil, Gas & Consumable Fuels - 6.1%
Adaro Energy Tbk PT	67,000	9,052
Advantage Oil & Gas, Ltd. (I)	1,400	5,182
Afren PLC (I)	4,344	9,371
Alon USA Energy, Inc.	1,100	20,955
Alpha Natural Resources, Inc. (I)(L)	2,153	17,676
AltaGas, Ltd.	700	24,056
Anadarko Petroleum Corp.	3,300	288,585
Apache Corp.	2,300	177,468
Approach Resources, Inc. (I)(L)	400	9,844
Aquila Resources, Ltd. (I)	871	1,799
ARC Resources, Ltd. (L)	1,233	32,577
Arch Coal, Inc.	1,300	7,059
Aurora Oil and Gas, Ltd. (I)	2,460	8,476
AWE, Ltd. (I)	6,149	8,326
Bangchak Petroleum PCL	6,900	8,482
Bankers Petroleum, Ltd. (I)	700	1,840
Banpu PCL	700	9,011
Bayan Resources Tbk PT	1,500	1,204
Baytex Energy Corp.	438	18,355
Beach Energy, Ltd.	27,483	40,512
Bellatrix Exploration, Ltd. (I)	2,700	17,382
Berry Petroleum Company, Class A	500	23,145
BG Group PLC	11,036	189,453
Bharat Petroleum Corp., Ltd.	1,270	8,805
Bill Barrett Corp. (I)(L)	700	14,189
BlackPearl Resources, Inc. (I)	1,800	4,129
Bonavista Energy Corp. (L)	600	8,824
Bonheur ASA	169	3,961
BP PLC, ADR	10,081	426,930
Brightoil Petroleum Holdings Ltd (I)	17,000	3,223
Bumi Resources Tbk PT	59,500	4,231
Cabot Oil & Gas Corp.	1,900	128,459
Cairn Energy PLC (I)	3,753	15,575
Cairn India, Ltd.	1,480	7,466

83

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Callon Petroleum Company (I)	600	$2,220
Caltex Australia, Ltd.	761	16,999
Calvalley Petroleums, Inc. (I)	325	672
Cameco Corp. (L)	2,100	43,577
Canadian Natural Resources, Ltd.	4,150	133,057
Canadian Oil Sands, Ltd.	1,531	31,559
Carrizo Oil & Gas, Inc. (I)(L)	400	10,308
CCX Carvao da Colombia SA (I)	600	1,078
Cenovus Energy, Inc.	2,056	63,673
Cheniere Energy, Inc. (I)	1,500	42,000
Chennai Petroleum Corp., Ltd.	742	1,678
Chesapeake Energy Corp. (L)	4,400	89,804
Chevron Corp.	12,747	1,514,599
China Aviation Oil Singapore Corp., Ltd.	2,000	1,744
China Coal Energy Company, Ltd., H Shares	29,000	26,005
China Petroleum & Chemical Corp., ADR	719	84,065
China Qinfa Group, Ltd.	4,000	475
China Shenhua Energy Company, Ltd.,
H Shares	11,000	39,877
Chinook Energy, Inc. (I)	716	811
Cimarex Energy Company	800	60,352
Clayton Williams Energy, Inc. (I)(L)	300	13,119
Clean Energy Fuels Corp. (I)(L)	1,082	14,066
Cloud Peak Energy, Inc. (I)(L)	700	13,146
CNOOC, Ltd.	2,000	3,828
CNOOC, Ltd., ADR	568	108,772
Cobalt International Energy, Inc. (I)	1,100	31,020
Cockatoo Coal, Ltd. (I)	8,818	615
Comstock Resources, Inc. (I)	600	9,750
Concho Resources, Inc. (I)	1,100	107,173
Connacher Oil and Gas, Ltd. (I)	1,300	198
ConocoPhillips	7,097	426,530
CONSOL Energy, Inc.	1,900	63,935
Continental Resources, Inc. (I)(L)	300	26,079
Corridor Resources, Inc. (I)	1,200	803
Cosan SA Industria e Comercio	700	15,644
Cosmo Oil Company, Ltd. (I)	4,000	8,419
Crescent Point Energy Corp. (L)	800	30,201
Crew Energy, Inc. (I)	300	2,117
Crosstex Energy, Inc.	511	9,842
CVR Energy, Inc.	1,100	0
Dart Energy, Ltd. (I)	4,100	451
Delek US Holdings, Inc.	336	13,259
Delta Dunia Makmur Tbk PT (I)	65,000	1,412
Denbury Resources, Inc. (I)	3,423	63,839
Devon Energy Corp. (L)	2,300	129,766
DNO International ASA (I)	4,000	6,949
Dragon Oil PLC	2,521	24,754
Ecopetrol SA, ADR (L)	500	27,260
Empresas COPEC SA	1,573	22,849
Enbridge Income Fund Holdings, Inc.	400	9,986
Enbridge, Inc. (L)	2,068	96,290
EnCana Corp.	2,056	39,993
Energen Corp.	700	36,407
Energi Mega Persada Tbk PT (I)	260,500	2,687
Energy Resources of Australia, Ltd. (I)	1,102	1,537
Energy XXI Bermuda, Ltd. (L)	800	21,776
Enerplus Corp. (L)	1,342	19,605
ENI SpA, ADR	3,874	173,904
EnQuest PLC (I)	5,935	12,955
EOG Resources, Inc.	1,801	230,654
EPL Oil & Gas, Inc. (I)	600	16,086
EQT Corp.	700	47,425

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
ERG SpA	259	$2,362
Essar Oil, Ltd. (I)	3,444	4,920
Essar Shipping, Ltd. (I)	1,514	481
Esso SAF	21	1,417
Etablissements Maurel et Prom SA	451	7,885
Euronav NV (I)	398	1,775
EXCO Resources, Inc. (L)	1,900	13,547
Exxaro Resources, Ltd.	603	10,708
Exxon Mobil Corp.	27,915	2,515,421
Forest Oil Corp. (I)	1,500	7,890
Formosa Petrochemical Corp.	2,000	5,261
Frontline, Ltd. (I)	400	891
FX Energy, Inc. (I)	1,300	4,368
Galp Energia SGPS SA	945	14,815
Gazprom OAO, ADR (London Exchange)	18,987	162,864
Gran Tierra Energy, Inc. (I)	1,700	9,996
Gran Tierra Energy, Inc.
(Toronto Exchange) (I)	49	286
Grupa Lotos SA (I)	726	9,144
GS Holdings Corp.	329	19,211
Gulfport Energy Corp. (I)	600	27,498
Halcon Resources Corp. (I)	579	4,510
Harvest Natural Resources, Inc. (I)	500	1,755
Hellenic Petroleum SA	1,357	13,032
Hess Corp.	1,764	126,320
Hidili Industry International Development, Ltd.	13,000	2,867
Hindustan Petroleum Corp., Ltd.	939	4,913
HollyFrontier Corp.	2,042	105,061
Horizon Oil, Ltd. (I)	30,952	13,383
Husky Energy, Inc.	1,275	36,599
Imperial Oil, Ltd.	750	30,654
Indian Oil Corp., Ltd.	2,260	11,701
Indo Tambangraya Megah Tbk PT	2,000	7,323
Inpex Corp.	9	48,373
IRPC PCL	74,400	9,908
Ivanhoe Energy, Inc. (I)	900	594
Japan Petroleum Exploration Company, Ltd.	200	7,874
JKX Oil & Gas PLC (I)	308	354
JX Holdings, Inc.	10,490	58,964
Kelt Exploration, Ltd. (I)	300	1,964
Keyera Corp.	500	28,100
Kinder Morgan, Inc.	2,660	102,889
King Stone Energy Group, Ltd. (I)	18,000	1,013
Kunlun Energy Company, Ltd.	16,000	34,035
Legacy Oil & Gas, Inc. (I)	800	4,292
Linc Energy, Ltd. (I)	3,876	9,145
Lone Pine Resources, Inc. (I)	918	1,102
Long Run Exploration, Ltd. (I)	125	557
Lukoil OAO, ADR	1,631	105,184
Lundin Petroleum AB (I)	1,302	28,211
Mangalore Refinery and Petrochemicals, Ltd.	2,861	2,606
Marathon Oil Corp.	5,000	168,600
Marathon Petroleum Corp.	1,894	169,702
McMoRan Exploration Company (I)	1,285	21,010
Medco Energi Internasional Tbk PT	35,000	5,838
MEG Energy Corp. (I)	200	6,420
Mitsuuroko Holdings Company, Ltd.	700	3,815
MOL Hungarian Oil and Gas PLC	133	9,349
Mongolia Energy Company, Ltd. (I)	38,000	1,517
Motor Oil Hellas Corinth Refineries SA	798	7,753
Murphy Oil Corp.	1,300	82,849
Neste Oil OYJ	833	11,759
New Hope Corp., Ltd	1,732	7,168

84

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
New Zealand Refining Company, Ltd.	491	$1,032
Newfield Exploration Company (I)	1,200	26,904
Niko Resources, Ltd. (I)	400	2,516
Noble Energy, Inc.	800	92,528
Norwegian Energy Company AS (I)	1,197	943
NuVista Energy, Ltd. (I)	800	5,119
Oasis Petroleum, Inc. (I)(L)	700	26,649
Occidental Petroleum Corp.	5,101	399,765
Oil & Natural Gas Corp., Ltd.	855	4,916
Oil Refineries, Ltd. (I)	5,510	2,903
Oil Search, Ltd.	3,817	29,620
OMV AG	732	31,154
Origin Energy, Ltd.	5,053	70,098
Overseas Shipholding Group, Inc. (I)	400	1,320
PA Resources AB (I)	475	4
Pacific Rubiales Energy Corp.	1,300	27,437
Paladin Resources, Ltd. (I)	5,205	5,409
Paramount Resources, Ltd. (I)	300	11,074
Parkland Fuel Corp.	583	9,814
Paz Oil Company, Ltd. (I)	59	9,208
PDC Energy, Inc. (I)(L)	400	19,828
Peabody Energy Corp.	2,000	42,300
Pembina Pipeline Corp. (L)	1,092	34,506
Pengrowth Energy Trust (L)	2,555	13,028
Penn Virginia Corp. (I)(L)	500	2,020
Penn West Petroleum, Ltd. (L)	3,360	36,119
Perpetual Energy, Inc. (I)	1,900	2,114
PetroBakken Energy, Ltd. (L)	2,026	17,610
Petrobank Energy & Resources, Ltd. (I)	1,000	689
PetroChina Company, Ltd., H Shares	78,000	102,807
Petroleo Brasileiro SA	2,100	17,459
Petroleo Brasileiro SA (Class A), ADR	7,816	141,860
Petroleo Brasileiro SA, ADR	4,329	71,732
Petrominerales, Ltd.	1,014	6,169
Petronas Dagangan BHD	1,700	12,877
Petroquest Energy, Inc. (I)	1,000	4,440
Peyto Exploration & Development Corp.	570	15,116
Phillips 66	3,548	248,254
Pioneer Natural Resources Company	800	99,400
Plains Exploration & Production Company (I)	1,300	61,711
Polski Koncern Naftowy Orlen SA (I)	2,198	34,808
Premier Oil PLC (I)	2,268	13,443
PTT Exploration & Production PCL	4,783	24,254
PTT PCL, Foreign Shares	3,806	42,108
QEP Resources, Inc.	1,607	51,167
Questerre Energy Corp. (I)	3,200	2,961
Quicksilver Resources, Inc. (I)	2,000	4,500
Range Resources Corp.	1,100	89,144
Reliance Industries, Ltd.	5,113	73,355
Repsol SA	2,886	58,722
Rex Energy Corp. (I)	800	13,184
Rosetta Resources, Inc. (I)	500	23,790
Rosneft OAO, GDR	4,354	33,252
Royal Dutch Shell PLC, ADR	66	4,301
Royal Dutch Shell PLC, ADR, Class B (L)	5,107	341,250
Royal Dutch Shell PLC, B Shares	2,979	99,130
S-Oil Corp.	123	10,370
Salamander Energy PLC (I)	742	2,339
San-Ai Oil Company, Ltd.	2,000	10,079
SandRidge Energy, Inc. (I)(L)	4,188	22,071
Santonia Energy, Inc. (I)	400	579
Santos, Ltd.	5,154	67,015
Saras SpA (I)	2,835	3,447

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Sasol, Ltd., ADR	1,678	$74,403
SemGroup Corp., Class A (I)	700	36,204
Shell Refining Company Federation of
Malaya BHD	1,100	3,026
Ship Finance International, Ltd. (L)	900	15,876
Sino Oil And Gas Holdings, Ltd. (I)	100,000	1,857
SK Innovation Company, Ltd.	244	35,812
SM Energy Company	700	41,454
SouthGobi Energy Resources, Ltd. (I)	100	197
Southwestern Energy Company (I)	2,600	96,876
Spectra Energy Corp.	3,100	95,325
Sprott Resource Corp.	687	3,084
Statoil ASA	883	21,559
Statoil ASA, ADR (L)	2,628	64,701
Stone Energy Corp. (I)(L)	700	15,225
Suncor Energy, Inc.	6,039	180,959
Swift Energy Company (I)	500	7,405
Talisman Energy, Inc.	3,900	47,682
Targa Resources Corp.	500	33,980
Teekay Corp.	600	21,576
Tesoro Corp.	1,200	70,260
Tethys Petroleum, Ltd. (I)	400	303
The Great Eastern Shipping Company, Ltd.	515	2,183
The Williams Companies, Inc.	2,500	93,650
TORC Oil & Gas, Ltd. (I)	300	579
Total SA (L)	6,664	318,516
Total SA, ADR	494	23,702
TransCanada Corp. (L)	2,339	111,672
TransGlobe Energy Corp. (I)	600	5,139
Trilogy Energy Corp.	400	11,537
Tullow Oil PLC	3,282	61,432
Tupras Turkiye Petrol Rafinerileri AS	681	20,479
UEX Corp. (I)	800	457
Ultra Petroleum Corp. (I)(L)	1,300	26,130
Ultrapar Participacoes SA	800	20,286
Ultrapar Participacoes SA, ADR	400	10,152
Uranium One, Inc. (I)	4,000	11,025
USEC, Inc. (I)(L)	2,500	925
Vaalco Energy, Inc. (I)(L)	600	4,554
Valero Energy Corp.	3,900	177,411
Vanguarda Agro SA (I)	22,843	4,861
Veresen, Inc.	1,100	14,034
Vermilion Energy, Inc. (L)	320	16,569
W&T Offshore, Inc.	500	7,100
Warren Resources, Inc. (I)	900	2,889
Washington H. Soul Pattinson
& Company, Ltd.	518	7,503
Western Refining, Inc. (L)	1,400	49,574
White Energy Company, Ltd.- Australian
Stock Exchange (I)	652	116
Whitehaven Coal, Ltd.	1,593	3,530
Whiting Petroleum Corp. (I)	1,200	61,008
Woodside Petroleum, Ltd.	1,959	73,353
World Fuel Services Corp.	500	19,860
WPX Energy, Inc. (I)	1,633	26,161
Yanchang Petroleum International, Ltd. (I)	19,205	1,288
Yanzhou Coal Mining
Company, Ltd., ADR (L)	900	12,321
Yanzhou Coal Mining Company, Ltd.,
H Shares	2,000	2,713
Zargon Oil & Gas, Ltd.	455	3,301

		14,532,554

		17,197,687

85

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financials - 13.7%
Capital Markets - 1.7%
Aberdeen Asset Management PLC	7,201	$47,186
ABG Sundal Collier Holding ASA	5,096	4,146
Affiliated Managers Group, Inc. (I)	500	76,785
AGF Management, Ltd., Class B	756	8,023
Allied Properties HK, Ltd.	20,000	3,230
Altamir Amboise	346	4,055
American Capital, Ltd. (I)	2,631	38,399
Ameriprise Financial, Inc.	1,900	139,935
Ashmore Group PLC	2,022	10,773
Azimut Holding SpA	1,451	23,557
BinckBank NV	387	3,642
BlackRock, Inc.	675	173,394
Brait SE (I)	5,319	20,136
Calamos Asset Management, Inc., Class A	400	4,708
Canaccord Financial, Inc. (Toronto Exchange)	1,200	8,056
Capital Securities Corp.	15,403	5,481
Capital Southwest Corp.	100	11,500
CETIP SA - Mercados Organizados	1,100	12,961
China Everbright, Ltd.	8,000	12,757
CI Financial Corp. (L)	800	22,129
Close Brothers Group PLC	1,435	23,015
Cohen & Steers, Inc.	309	11,146
Coronation Fund Managers, Ltd.	4,050	21,154
Cowen Group, Inc., Class A (I)	677	1,909
Credit Suisse Group AG	318	8,392
Credit Suisse Group AG, ADR	5,179	135,690
Daishin Securities Company, Ltd.	870	7,618
Daiwa Securities Group, Inc.	6,000	42,503
Deutsche Bank AG	3,412	133,477
Deutsche Bank AG (German Exchange)	199	7,765
E*TRADE Financial Corp. (I)	2,350	25,169
Eaton Vance Corp. (L)	1,200	50,196
EFG International (L)	308	3,723
Eugene Investment &
Securities Company, Ltd. (I)	773	1,793
Evercore Partners, Inc., Class A	300	12,480
F&C Asset Management PLC	4,118	6,538
Federated Investors, Inc., Class B (L)	800	18,936
Franklin Resources, Inc.	600	90,486
GAM Holding AG	1,827	30,915
GAMCO Investors, Inc., Class A	100	5,311
Get Nice Holdings, Ltd.	30,000	1,373
GFI Group, Inc.	2,600	8,684
GMP Capital, Inc.	600	3,875
Greenhill & Company, Inc.	300	16,014
Hanwha Investment &
Securities Company, Ltd.	1,080	4,142
Hargreaves Lansdown PLC	1,126	14,861
Harris & Harris Group, Inc. (I)	600	2,160
Henderson Group PLC	3,377	8,220
HFF, Inc., Class A	500	9,965
Hyundai Securities Company, Ltd.	1,170	8,349
ICAP PLC	3,375	14,908
ICG Group, Inc. (I)	800	9,984
Ichiyoshi Securities Company, Ltd.	1,100	12,157
IGM Financial, Inc.	400	18,022
Intermediate Capital Group PLC	1,170	7,529
INTL. FCStone, Inc. (I)(L)	300	5,223
Invesco, Ltd.	3,459	100,173
Investec PLC	3,161	22,061
Investec, Ltd.	1,608	11,243
Investment Technology Group, Inc. (I)	300	3,312

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
IOOF Holdings, Ltd.	1,604	$13,920
Janus Capital Group, Inc. (L)	2,400	22,560
JMP Group, Inc.	400	2,764
Julius Baer Group, Ltd.	1,200	46,747
KIWOOM Securities Company, Ltd.	141	8,606
Knight Capital Group, Inc., Class A (I)	786	2,924
Legg Mason, Inc. (L)	1,300	41,795
LPL Financial Holdings, Inc.	800	25,792
Macquarie Group, Ltd.	1,925	74,772
Macquarie Korea Infrastructure Fund	1,650	10,055
Man Group PLC	12,668	17,179
MCG Capital Corp.	700	3,346
Medallion Financial Corp.	300	3,966
Mediobanca SpA	3,919	20,081
Mirae Asset Securities Company, Ltd.	306	11,379
MLP AG	663	4,425
Morgan Stanley	11,761	258,507
NH Investment & Securities Company, Ltd.	597	2,776
Nomura Holdings, Inc.	14,700	91,175
Northern Trust Corp.	2,100	114,576
Okasan Holdings, Inc.	1,000	9,689
Partners Group Holding AG	72	17,777
Peregrine Holdings, Ltd.	3,334	4,102
Perpetual, Ltd.	325	13,689
Piper Jaffray Companies (I)(L)	200	6,860
Platinum Asset Management, Ltd.	1,354	7,330
Proton Bank SA (I)	1,023	0
Rathbone Brothers PLC	506	11,222
Ratos AB	1,199	12,680
Raymond James Financial, Inc.	1,200	55,320
Safeguard Scientifics, Inc. (I)	400	6,320
Samsung Securities Company, Ltd.	422	20,346
SBI Holdings, Inc. (L)	1,520	13,499
Schroders PLC	596	19,184
SEI Investments Company	1,300	37,505
SK Securities Company, Ltd.	3,120	2,927
Sprott, Inc.	752	2,591
State Street Corp.	3,100	183,179
Stifel Financial Corp. (I)(L)	632	21,917
Sun Hung Kai & Company, Ltd.	7,000	4,738
Swissquote Group Holding SA	142	4,499
SWS Group, Inc. (I)	400	2,420
T. Rowe Price Group, Inc.	1,200	89,844
TD Ameritrade Holding Corp.	2,897	59,736
The Bank of New York Mellon Corp.	7,550	211,325
The Charles Schwab Corp.	6,818	120,610
The Goldman Sachs Group, Inc.	3,012	443,216
Tokai Tokyo Securities Company, Ltd.	3,000	22,171
TONGYANG Securities, Inc.	370	1,341
Tullett Prebon PLC	2,196	8,655
UBS AG	15,372	236,070
Virtus Investment Partners, Inc. (I)	85	15,834
Vontobel Holding AG	286	9,102
Waddell & Reed Financial, Inc., Class A (L)	800	35,024
Waterland Financial Holding Company, Ltd.	25,633	8,630
Woori Investment & Securities Company, Ltd.	1,003	10,398
Yuanta Financial Holdings Company, Ltd.	51,330	26,031

		4,084,450
Commercial Banks - 5.7%
1st Source Corp.	100	2,370
1st United Bancorp, Inc.	600	3,876
ABSA Group, Ltd.	1,132	19,081
Agricultural Bank of China, Ltd., H Shares	16,000	7,675

86

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Aichi Bank, Ltd.	100	$5,947
Akbank TAS	4,415	23,178
Akita Bank, Ltd.	3,000	8,476
Albaraka Turk Katilim Bankasi AS (I)	3,793	4,092
Allahabad Bank	1,093	2,561
Alpha Bank AE (I)	4,746	4,319
Ameris Bancorp (I)	203	2,913
Aomori Bank, Ltd.	1,000	3,113
Arrow Financial Corp.	222	5,470
Associated Banc-Corp.	2,000	30,380
Asya Katilim Bankasi AS (I)	1,317	1,741
Australia & New Zealand Banking Group, Ltd.	9,177	273,647
Awa Bank, Ltd.	2,000	12,518
Axis Bank, Ltd.	1,275	30,668
Banca Carige SpA	7,025	4,700
Banca Monte dei Paschi di Siena SpA (I)	13,824	3,298
Banca Piccolo Credito Valtellinese Scarl	3,173	3,503
Banca Popolare dell’Emilia Romagna SCRL	1,417	10,031
Banca Popolare dell’Etruria e del
Lazio SpA (I)	1,167	558
Banca Popolare di Milano SpA (I)	20,720	12,719
Banca Popolare di Sondrio SCRL	1,955	10,229
Bancfirst Corp.	200	8,340
Banco Bilbao Vizcaya Argentaria SA	12,635	110,177
Banco Bilbao Vizcaya Argentaria SA, ADR	5,631	49,384
Banco BPI SA (I)	5,418	6,880
Banco Bradesco SA	1,525	26,429
Banco Bradesco SA, ADR	6,710	114,204
Banco Comercial Portugues SA (I)(L)	47,354	5,794
Banco de Chile, ADR	66	6,258
Banco de Sabadell SA	7,834	14,396
Banco di Desio e della Brianza SpA	669	1,591
Banco do Brasil SA	3,145	42,613
Banco Espanol de Credito SA (I)	577	2,399
Banco Espirito Santo SA (I)	10,200	10,462
Banco Popolare SC (I)	3,700	4,697
Banco Popular Espanol SA (I)	31,328	23,457
Banco Santander Brasil SA, ADR	4,500	32,670
Banco Santander Chile, ADR	420	11,957
Banco Santander SA	35,044	237,071
Banco Santander SA, ADR	102	695
Bancolombia SA, ADR	200	12,650
BancorpSouth, Inc. (L)	1,300	21,190
Bangkok Bank PCL, Foreign Shares	2,700	20,878
Bank Central Asia Tbk PT	37,500	44,141
Bank Coop AG	119	6,763
Bank Danamon Indonesia Tbk PT	32,996	21,933
Bank Handlowy w Warszawie SA	220	6,161
Bank Hapoalim, Ltd. (I)	4,818	21,863
Bank Leumi Le-Israel, Ltd. (I)	6,483	22,867
Bank Mandiri Persero Tbk PT	43,228	44,525
Bank Millennium SA (I)	2,000	2,950
Bank Negara Indonesia Persero Tbk PT	11,598	6,036
Bank of Ayudhya PCL	16,200	19,392
Bank of China, Ltd., H Shares	298,100	138,763
Bank of Communications Company, Ltd.,
H Shares	28,225	21,259
Bank of Cyprus PLC (I)	5,706	1,514
Bank of East Asia, Ltd.	8,438	33,282
Bank of Greece SA	162	2,558
Bank of Hawaii Corp. (L)	400	20,324
Bank of India	845	4,735
Bank of Montreal (Canadian Exchange) (L)	2,360	148,544

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Bank of Nova Scotia	3,495	$203,366
Bank of Queensland, Ltd.	2,116	21,344
Bank of Saga, Ltd.	3,000	7,791
Bank of the Ozarks, Inc. (L)	400	17,740
Bank Pan Indonesia Tbk PT (I)	46,000	3,840
Bank Pekao SA	320	15,431
Bank Permata Tbk PT (I)	6,000	1,026
Bank Rakyat Indonesia Persero Tbk PT	43,000	38,813
Bank Tabungan Negara Persero Tbk PT	33,960	5,952
Bank Tabungan Pensiunan Nasional Tbk PT (I)	7,500	4,099
Bankinter SA	2,422	11,804
BankUnited, Inc.	267	6,841
Barclays PLC, ADR (L)	11,967	212,534
Basler Kantonalbank	42	4,177
BB&T Corp.	4,200	131,838
BBCN Bancorp, Inc.	1,324	17,291
BDO Unibank, Inc. (I)	4,325	9,505
Bendigo and Adelaide Bank, Ltd.	2,563	27,512
Berner Kantonalbank	51	13,753
BNP Paribas SA	4,055	208,904
BOC Hong Kong Holdings, Ltd.	10,000	33,447
BOK Financial Corp.	400	24,920
Boston Private Financial Holdings, Inc.	1,106	10,927
Bryn Mawr Bank Corp.	150	3,492
BS Financial Group, Inc.	490	6,662
CaixaBank (L)	5,353	18,177
Camden National Corp.	200	6,616
Canadian Imperial Bank of Commerce (L)	1,279	100,321
Canara Bank	847	5,966
Capital Bank Financial Corp., Class A (I)	18	309
Capital City Bank Group, Inc. (I)(L)	200	2,470
CapitalSource, Inc.	2,753	26,484
Capitec Bank Holdings, Ltd.	339	7,896
Cardinal Financial Corp.	600	10,908
Cathay General Bancorp	1,300	26,156
Centerstate Banks, Inc.	300	2,574
Chang Hwa Commercial Bank	33,822	19,854
Chemical Financial Corp.	400	10,552
China Citic Bank Corp., Ltd., H Shares	47,000	28,301
China Construction Bank Corp., H Shares	263,891	216,133
China Development
Financial Holdings Corp. (I)	41,029	11,732
China Merchants Bank Company, Ltd.,
H Shares	15,128	32,153
China Minsheng Banking Corp., Ltd.,
H Shares	23,000	29,494
Chinatrust Financial Holding Company, Ltd.	40,153	23,980
Chong Hing Bank, Ltd.	2,000	4,928
CIMB Group Holdings BHD	18,000	44,479
CIT Group, Inc. (I)	1,600	69,568
City Holding Company	100	3,979
City National Corp. (L)	500	29,455
CoBiz Financial, Inc.	700	5,656
Columbia Banking System, Inc. (L)	500	10,990
Comdirect Bank AG	358	3,758
Comerica, Inc. (L)	1,849	66,472
Commerce Bancshares, Inc.	695	28,377
Commerzbank AG (I)(L)	17,645	25,931
Commonwealth Bank of Australia	5,017	356,604
Community Bank Systems, Inc. (L)	600	17,778
Community Trust Bancorp, Inc.	300	10,209
Corpbanca SA	134,251	1,851
Corpbanca SA, ADR	333	6,963

87

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Credicorp, Ltd. (L)	258	$42,841
Credit Agricole SA (I)	5,426	44,861
Credito Bergamasco SpA	157	2,347
Credito Emiliano SpA	637	3,267
Cullen/Frost Bankers, Inc. (L)	500	31,265
CVB Financial Corp.	900	10,143
Dah Sing Banking Group, Ltd.	40	55
Dah Sing Financial Holdings, Ltd.	900	4,714
Daisan Bank, Ltd.	1,000	1,950
Daishi Bank, Ltd.	3,000	12,367
Danske Bank A/S (I)	2,793	50,071
DBS Group Holdings, Ltd.	6,477	83,791
DGB Financial Group, Inc.	910	13,743
DNB ASA	3,643	53,613
DVB Bank AG	130	4,116
E.Sun Financial Holding Company, Ltd.	35,163	21,287
East West Bancorp, Inc.	1,700	43,639
Ehime Bank, Ltd.	1,000	2,635
Enterprise Financial Services Corp.	100	1,434
Entie Commercial Bank	3,000	1,698
Erste Group Bank AG (I)	1,066	29,759
Far Eastern International Bank	22,121	8,988
Federal Bank, Ltd.	1,480	13,110
Fifth Third Bancorp	6,700	109,277
Financial Institutions, Inc.	100	1,996
First Bancorp North Carolina	300	4,047
First Busey Corp.	1,300	5,941
First Commonwealth Financial Corp. (L)	1,500	11,190
First Community Bancshares, Inc.	300	4,755
First Financial Bancorp	659	10,577
First Financial Bankshares, Inc. (L)	150	7,290
First Financial Corp.	200	6,298
First Financial Holding Company, Ltd.	47,019	29,413
First Financial Holdings, Inc.	100	2,096
First Horizon National Corp. (L)	2,054	21,937
First Merchants Corp.	300	4,641
First Midwest Bancorp, Inc.	800	10,624
First Niagara Financial Group, Inc.	3,414	30,248
First Republic Bank	481	18,576
FirstMerit Corp.	1,318	21,787
FNB Corp.	1,800	21,780
Fukui Bank, Ltd.	2,000	4,521
Fukuoka Financial Group, Inc.	5,000	25,071
Fulton Financial Corp.	1,800	21,060
German American Bancorp, Inc.	200	4,602
Getin Holding SA (I)	5,326	4,450
Glacier Bancorp, Inc.	1,200	22,776
Great Southern Bancorp, Inc.	200	4,878
Grupo Aval Acciones y Valores	7,084	4,909
Grupo Financiero Banorte SAB
de CV, Series O	10,800	86,670
Grupo Financiero Inbursa SAB
de CV, Series O	9,600	27,921
GSD Holding AS (I)	3,434	2,030
Hana Financial Group, Inc.	1,320	46,718
Hancock Holding Company	785	24,272
Hang Seng Bank, Ltd.	2,400	38,493
HDFC Bank, Ltd.	1,692	19,546
HDFC Bank, Ltd., ADR (L)	462	17,288
Heartland Financial USA, Inc.	400	10,108
Higashi-Nippon Bank, Ltd.	3,000	8,053
Higo Bank, Ltd.	2,000	12,961
Hokuhoku Financial Group, Inc.	10,000	20,362

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Home BancShares, Inc. (L)	228	$8,589
Hong Leong Bank BHD	660	3,079
HSBC Holdings PLC, ADR (L)	12,079	644,294
Hua Nan Financial Holdings Company, Ltd.	35,777	20,634
Hudson Valley Holding Corp.	242	3,608
Huntington Bancshares, Inc.	7,100	52,469
Hyakujushi Bank, Ltd.	2,000	8,402
Iberiabank Corp.	400	20,008
ICICI Bank, Ltd., ADR	1,090	46,761
IDBI Bank, Ltd.	2,292	3,407
Indian Bank	736	2,429
Industrial & Commercial Bank of China, Ltd.,
H Shares	235,730	165,649
Industrial Bank of Korea	1,290	14,845
International Bancshares Corp.	1,300	27,040
Intesa Sanpaolo SpA	40,133	59,143
Investors Bancorp, Inc.	1,111	20,865
Irish Bank Resolution Corp., Ltd. (I)	3,621	0
Israel Discount Bank, Ltd. (I)	2,562	4,389
Itau Unibanco Holding SA	1,000	17,815
Itau Unibanco Holding SA, ADR	6,017	107,103
Jeonbuk Bank	469	2,364
Juroku Bank, Ltd.	3,000	12,652
Jyske Bank A/S (I)	329	11,270
Kagoshima Bank, Ltd.	2,000	14,167
Karnataka Bank, Ltd.	259	629
Kasikornbank PCL, Foreign Shares	5,000	35,814
KB Financial Group, Inc., ADR	1,600	52,864
KBC Groep NV	896	30,912
Keiyo Bank, Ltd.	2,000	11,486
KeyCorp	8,228	81,951
King’s Town Bank (I)	12,000	11,079
Kita-Nippon Bank, Ltd.	100	2,651
Komercni Banka AS	95	18,134
Korea Exchange Bank	1,880	12,508
Krung Thai Bank PCL	25,625	21,701
Lakeland Bancorp, Inc.	220	2,167
Lakeland Financial Corp.	200	5,338
Laurentian Bank of Canada	300	12,982
Liechtensteinische Landesbank AG	43	1,649
Lloyds Banking Group PLC (I)	28,330	21,078
Lloyds TSB Group PLC, ADR (I)(L)	21,187	63,561
Luzerner Kantonalbank AG	38	14,490
M&T Bank Corp. (L)	1,316	135,759
MainSource Financial Group, Inc.	700	9,828
Malayan Banking BHD	12,983	39,439
MB Financial, Inc.	300	7,251
Mega Financial Holding Company, Ltd.	32,419	26,283
Metro Bancorp, Inc. (I)	400	6,616
Metropolitan Bank & Trust Company	2,360	6,758
Minato Bank, Ltd.	3,000	5,539
Mitsubishi UFJ Financial Group	58,547	352,910
Mizrahi Tefahot Bank, Ltd. (I)	1,337	14,271
Mizuho Financial Group, Inc. (L)	98,380	211,251
National Australia Bank, Ltd.	8,485	273,162
National Bank of Canada	400	29,378
National Bank of Greece SA (I)	8,069	6,857
National Penn Bancshares, Inc. (L)	1,500	16,035
Natixis	5,861	22,285
NBT Bancorp, Inc.	300	6,645
Nedbank Group, Ltd.	1,070	22,170
Nordea Bank AB	10,305	116,928
North Pacific Bank, Ltd.	2,200	7,435

88

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Ogaki Kyoritsu Bank, Ltd.	2,000	$7,432
Old National Bancorp	500	6,875
Oriental Bank of Commerce	416	1,922
Oriental Financial Group, Inc. (L)	500	7,755
OTP Bank PLC	1,599	28,846
Oversea-Chinese Banking Corp., Ltd.	8,352	71,857
Pacific Continental Corp.	400	4,468
PacWest Bancorp (L)	500	14,555
Park National Corp.	100	6,979
Peoples Bancorp, Inc.	100	2,239
Pinnacle Financial Partners, Inc. (I)	500	11,680
Piraeus Bank SA (I)	19,556	4,888
PNC Financial Services Group, Inc.	3,300	219,450
Powszechna Kasa Oszczednosci
Bank Polski SA	1,895	20,118
PrivateBancorp, Inc.	900	17,019
Prosperity Bancshares, Inc. (L)	400	18,956
Public Bank BHD	600	3,160
Raiffeisen Bank International AG	268	9,122
Regions Financial Corp.	12,100	99,099
Renasant Corp.	200	4,476
Republic Bancorp, Inc., Class A (L)	300	6,792
Resona Holdings, Inc.	7,700	40,673
Ringkjoebing Landbobank A/S	36	5,369
Rizal Commercial Banking Corp.	3,600	6,176
Royal Bank of Canada (L)	4,212	253,752
Royal Bank of Scotland Group PLC, ADR (I)	4,360	36,755
S&T Bancorp, Inc.	400	7,416
Sandy Spring Bancorp, Inc.	300	6,030
Sberbank of Russia, ADR (I)	4,971	63,856
SCBT Financial Corp.	300	15,120
Sekerbank TAS (I)	5,965	7,091
Shiga Bank, Ltd.	2,000	13,785
Shikoku Bank, Ltd.	1,000	3,182
Shimizu Bank, Ltd.	100	3,002
Shinhan Financial Group Company, Ltd., ADR	1,850	66,415
Siam Commercial Bank PCL	2,300	13,941
Sierra Bancorp	100	1,315
Signature Bank (I)	500	39,380
Simmons First National Corp., Class A	200	5,064
SinoPac Financial Holdings Company, Ltd.	40,065	19,091
Skandinaviska Enskilda Banken
AB, Series A (L)	6,481	65,192
Societe Generale SA (I)	2,915	96,163
Southside Bancshares, Inc. (L)	136	2,857
Southwest Bancorp, Inc. (I)	200	2,512
Spar Nord Bank A/S (I)	1,200	6,549
St. Galler Kantonalbank	37	15,590
Standard Bank Group, Ltd.	4,323	55,658
Standard Chartered PLC	8,065	208,924
State Bank of India	396	15,175
StellarOne Corp.	200	3,230
Sterling Bancorp	600	6,096
Suffolk Bancorp (I)	100	1,424
Sumitomo Mitsui Financial Group, Inc.	6,136	251,794
Sumitomo Mitsui Trust Holdings, Inc.	12,430	59,124
Sun Bancorp, Inc. (I)	315	1,074
SunTrust Banks, Inc.	3,500	100,835
Susquehanna Bancshares, Inc.	3,457	42,971
SVB Financial Group (I)	500	35,470
Svenska Handelsbanken AB, Class A (L)	1,724	73,789
Swedbank AB, Class A (L)	2,656	60,515
SY Bancorp, Inc.	100	2,250

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Sydbank A/S (I)	511	$10,462
Synovus Financial Corp.	1,500	4,155
Ta Chong Bank, Ltd. (I)	12,360	4,509
Taishin Financial Holdings Company, Ltd.	44,637	18,674
Taiwan Business Bank (I)	28,256	8,925
Taiwan Cooperative Financial Holding	27,470	15,695
Taylor Capital Group, Inc. (I)	466	7,451
TCF Financial Corp. (L)	1,900	28,424
Texas Capital Bancshares, Inc. (I)	500	20,225
Thanachart Capital PCL	2,100	3,209
The Bancorp, Inc. (I)	700	9,695
The Bank of Kyoto, Ltd.	3,000	29,404
The Bank of Yokohama, Ltd.	9,000	52,205
The Chiba Bank, Ltd.	5,000	36,047
The Chiba Kogyo Bank, Ltd. (I)	700	6,903
The Chugoku Bank, Ltd.	1,000	16,176
The Governor & Company of the Bank of
Ireland, ADR (I)	200	1,694
The Gunma Bank, Ltd.	2,000	11,939
The Hachijuni Bank, Ltd.	3,000	17,954
The Hiroshima Bank, Ltd.	3,000	14,522
The Hokkoku Bank, Ltd.	3,000	12,710
The Hyakugo Bank, Ltd.	2,000	10,103
The Iyo Bank, Ltd.	2,000	18,564
The Joyo Bank, Ltd.	5,000	27,889
The Nanto Bank, Ltd.	2,000	9,590
The Nishi-Nippon City Bank, Ltd.	4,000	12,419
The San-in Godo Bank, Ltd.	2,000	17,281
The Shizuoka Bank, Ltd.	3,000	33,870
The Toronto-Dominion Bank	3,107	258,690
The Yachiyo Bank, Ltd.	300	10,300
Tochigi Bank, Ltd.	1,000	4,051
Toho Bank, Ltd.	3,000	9,707
Tomato Bank, Ltd.	1,000	1,874
TOMONY Holdings, Inc.	2,000	8,680
Tompkins Financial Corp.	110	4,651
TowneBank	515	7,710
Trico Bancshares	400	6,840
Trustmark Corp.	900	22,509
TT Hellenic Postbank SA (I)	615	132
Turkiye Garanti Bankasi AS	6,365	33,766
Turkiye Halk Bankasi AS	1,645	17,599
Turkiye Is Bankasi, Class C	4,912	18,686
Turkiye Vakiflar Bankasi Tao, Class D	5,846	18,748
U.S. Bancorp	9,300	315,549
UMB Financial Corp. (L)	400	19,628
Umpqua Holdings Corp. (L)	2,100	27,846
UniCredit SpA (I)	16,319	70,165
Union Bank of Philippines	1,410	4,319
Union First Market Bankshares Corp.	100	1,956
Unione di Banche Italiane SCPA	4,010	14,810
United Bankshares, Inc.	900	23,949
United Community Banks, Inc. (I)	81	919
United Overseas Bank, Ltd.	4,068	66,963
Univest Corp. of Pennsylvania	200	3,484
Valiant Holding AG	141	12,558
Valley National Bancorp (L)	1,677	17,172
Virginia Commerce Bancorp, Inc. (I)	600	8,430
VTB Bank OJSC, GDR	1,125	3,546
VTB Bank OJSC, GDR (London Exchange)	2,787	8,768
Washington Banking Company	400	5,576
Washington Trust Bancorp, Inc.	100	2,738
Webster Financial Corp.	1,300	31,538

89

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Wells Fargo & Company	25,935	$959,336
WesBanco, Inc.	400	9,580
West Bancorp, Inc.	488	5,417
West Coast Bancorp	241	5,851
Westamerica Bancorp.	100	4,533
Western Alliance Bancorp (I)	1,400	19,376
Westpac Banking Corp, ADR (L)	1,047	168,630
Westpac Banking Corp.	6,899	221,909
Wilshire Bancorp, Inc. (I)	700	4,746
Wintrust Financial Corp. (L)	500	18,520
Woori Finance Holdings Company, Ltd.	2,440	27,459
Yamagata Bank, Ltd.	1,000	4,817
Yapi ve Kredi Bankasi AS	4,484	13,876
Yes Bank, Ltd.	1,666	13,227
Zions Bancorporation (L)	1,844	46,082

		13,658,783
Consumer Finance - 0.4%
Allied Group, Ltd.	2,000	6,647
American Express Company	4,400	296,824
Asset Acceptance Capital Corp. (I)	200	1,348
Atlanticus Holdings Corp. (I)	376	1,380
Capital One Financial Corp.	3,388	186,171
Cash America International, Inc. (L)	300	15,741
Compartamos SAB de CV	12,100	22,294
Credit Acceptance Corp. (I)	239	29,191
Credit Saison Company, Ltd.	800	20,030
DFC Global Corp. (I)(L)	600	9,984
Discover Financial Services	2,700	121,068
Encore Capital Group, Inc. (I)(L)	200	6,020
Ezcorp, Inc., Class A (I)	500	10,650
First Cash Financial Services, Inc. (I)	300	17,502
International Personal Finance PLC	1,077	7,287
Mahindra & Mahindra Financial Services Ltd.	1,185	4,275
Nelnet, Inc., Class A	400	13,520
Portfolio Recovery Associates, Inc. (I)	200	25,384
Provident Financial PLC	814	19,407
Samsung Card Company, Ltd.	400	13,751
Shriram Transport Finance Company, Ltd.	782	9,992
SLM Corp.	3,900	79,872
World Acceptance Corp. (I)	150	12,881

		931,219
Diversified Financial Services - 1.8%
Ackermans & Van Haaren NV	186	15,723
AET&D Holdings No 1, Ltd.	2	0
African Bank Investments, Ltd.	4,899	16,144
AMMB Holdings BHD	7,200	15,197
ASX, Ltd.	754	28,523
Ayala Corp.	500	6,926
Bank of America Corp.	79,612	969,674
BM&F Bovespa SA	9,281	62,417
Bolsa Mexicana de Valores SAB de CV	700	2,010
Bolsas y Mercados Espanoles SA	488	12,038
Bure Equity AB	284	1,011
Bursa Malaysia BHD	3,900	8,768
CBOE Holdings, Inc.	500	18,470
Citigroup, Inc.	18,901	836,180
CME Group, Inc.	1,500	92,085
CRISIL, Ltd.	190	3,087
Deutsche Boerse AG	686	41,544
FirstRand, Ltd.	9,659	33,837
Fubon Financial Holding Company, Ltd.	19,209	27,564
Grenkeleasing AG	155	11,022

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Financial Services (continued)
Grupo de Inversiones Suramericana SA	500	$10,676
Hong Kong Exchanges & Clearing, Ltd.	2,700	46,118
IBJ Leasing Company, Ltd.	200	6,192
IDFC, Ltd.	5,962	15,801
IG Group Holdings PLC	2,931	23,868
ING Groep NV (I)	13,262	95,311
Inmuebles Carso SAB de CV, Class B1 (I)	5,300	5,270
Interactive Brokers Group, Inc., Class A	400	5,964
IntercontinentalExchange, Inc. (I)	600	97,842
JPMorgan Chase & Company	27,863	1,322,378
JSE, Ltd.	919	7,128
Kardan Yazamut, Ltd. (I)	65	5
Kotak Mahindra Bank, Ltd.	1,923	23,251
Leucadia National Corp.	3,592	98,529
London Stock Exchange Group PLC	1,258	25,117
Marfin Investment Group SA (I)	7,394	2,549
MarketAxess Holdings, Inc.	300	11,190
Meritz Finance Holdings Company (I)	303	1,092
Moody’s Corp.	1,100	58,652
MSCI, Inc. (I)	1,226	41,598
Mulpha International BHD (I)	40,100	4,981
NewStar Financial, Inc. (I)	350	4,631
NYSE Euronext	2,100	81,144
Onex Corp.	500	23,842
PHH Corp. (I)(L)	900	19,764
PICO Holdings, Inc. (I)	150	3,330
Pohjola Bank OYJ (L)	1,228	17,924
Power Finance Corp. Ltd.	2,196	7,394
PSG Group, Ltd.	1,178	8,047
Reliance Capital, Ltd.	1,234	7,127
Resource America, Inc., Class A	565	5,627
Rural Electrification Corp., Ltd.	3,171	12,328
Singapore Exchange, Ltd.	3,000	18,660
SNS REAAL NV (I)	1,920	0
Sprott Resource Lending Corp.	1,200	1,654
The NASDAQ OMX Group, Inc.	1,600	51,680

		4,368,884
Insurance - 3.0%
ACE, Ltd.	2,002	178,118
Admiral Group PLC	1,105	22,420
Aegon NV	11,074	66,674
Aflac, Inc.	2,500	130,050
Ageas	1,449	49,052
Alleghany Corp. (I)	104	41,176
Allianz SE	1,823	247,704
Allied World Assurance Company
Holdings AG	400	37,088
Alterra Capital Holdings, Ltd.	600	18,900
American Equity Investment Life
Holding Company (L)	1,100	16,379
American Financial Group, Inc.	700	33,166
American International Group, Inc. (I)	1,100	42,702
American National Insurance Company	100	8,687
American Safety Insurance Holdings, Ltd. (I)	200	4,992
AMERISAFE, Inc.	200	7,108
Amlin PLC	5,558	35,781
AMP, Ltd.	10,955	59,605
Amtrust Financial Services, Inc. (L)	550	19,058
Aon PLC	1,600	98,400
April Group SA	269	4,222
Arch Capital Group, Ltd. (I)	1,200	63,084
Argo Group International Holdings, Ltd.	500	20,690
Arthur J. Gallagher & Company	820	33,874

90

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Aspen Insurance Holdings, Ltd.	400	$15,432
Assicurazioni Generali SpA	4,317	67,578
Assurant, Inc.	800	36,008
Assured Guaranty, Ltd.	2,200	45,342
Aviva PLC	16,892	76,110
AXA SA	6,944	119,704
Axis Capital Holdings, Ltd.	1,100	45,782
Baloise Holding AG	279	26,150
Beazley PLC	2,500	7,943
Berkshire Hathaway, Inc., Class B (I)	4,069	423,990
Brown & Brown, Inc.	1,100	35,244
Cathay Financial Holdings Company, Ltd.	22,253	30,687
Catlin Group, Ltd.	3,445	27,323
Chesnara PLC	1,469	5,254
China Life Insurance Company, Ltd., ADR (L)	1,567	61,771
China Pacific Insurance Group Company, Ltd.,
H Shares	8,174	26,997
China Taiping Insurance
Holdings Company, Ltd. (I)	7,000	11,947
Cincinnati Financial Corp.	1,400	66,066
Citizens, Inc. (I)	100	839
Clal Insurance Enterprise Holdings, Ltd.	217	3,601
CNO Financial Group, Inc.	4,000	45,800
CNP Assurances	638	8,759
Delta Lloyd NV	234	4,038
Discovery Holdings, Ltd.	1,963	16,698
Donegal Group, Inc., Class A	304	4,642
Dongbu Insurance Company, Ltd.	320	13,662
eHealth, Inc. (I)	200	3,576
EMC Insurance Group, Inc.	260	6,846
Employers Holdings, Inc.	600	14,070
Endurance Specialty Holdings, Ltd.	500	23,905
Enstar Group, Ltd. (I)	200	24,858
Erie Indemnity Company, Class A	400	30,212
Everest Re Group, Ltd.	400	51,944
Fairfax Financial Holdings, Ltd.	100	39,047
FBD Holdings PLC	77	1,212
FBL Financial Group, Inc., Class A	150	5,829
Fidelity National Financial, Inc., Class A	2,134	53,841
First American Financial Corp.	1,400	35,798
Fondiaria-SAI SpA (I)	1,772	2,949
Genworth Financial, Inc., Class A (I)	4,300	43,000
Global Indemnity PLC (I)	450	10,440
Great-West Lifeco, Inc. (L)	1,000	26,805
Greenlight Capital Re, Ltd., Class A (I)	200	4,890
Grupo Catalana Occidente SA	291	6,299
Hallmark Financial Services, Inc. (I)	500	4,500
Hannover Rueckversicherung AG	349	27,381
Hanwha Life Insurance Company, Ltd.	1,640	10,006
Hartford Financial Services Group, Inc. (L)	3,772	97,318
HCC Insurance Holdings, Inc.	900	37,827
Helvetia Patria Holding AG	45	18,190
Hilltop Holdings, Inc. (I)	1,200	16,188
Hiscox, Ltd. (I)	3,171	26,534
Horace Mann Educators Corp.	800	16,680
Hyundai Marine & Fire
Insurance Company, Ltd.	450	12,904
Independence Holding Company	130	1,323
Industrial Alliance Insurance and
Financial Services, Inc.	600	22,066
Insurance Australia Group, Ltd.	10,887	64,900
Intact Financial Corp.	643	39,402
Jardine Lloyd Thompson Group PLC	1,171	15,156

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Kemper Corp.	500	$16,305
Lancashire Holdings, Ltd.	97	1,193
Legal & General Group PLC	31,097	81,673
Liberty Holdings, Ltd.	983	12,844
LIG Insurance Company, Ltd.	440	9,388
Lincoln National Corp. (L)	2,400	78,264
Loews Corp.	1,907	84,041
LPI Capital BHD	400	1,770
Maiden Holdings, Ltd.	1,300	13,767
Mapfre SA	4,256	13,170
Markel Corp. (I)	100	50,350
Marsh & McLennan Companies, Inc.	2,200	83,534
MBIA, Inc. (I)	2,700	27,729
Meadowbrook Insurance Group, Inc.	1,100	7,755
Mediolanum SpA	1,091	6,031
Menorah Mivtachim Holdings, Ltd. (I)	45	484
Mercury General Corp.	300	11,379
Meritz Fire & Marine
Insurance Company, Ltd.	726	7,943
MetLife, Inc.	5,600	212,912
Milano Assicurazioni SpA (I)	1,886	1,004
MMI Holdings, Ltd.	1,282	3,239
MS&AD Insurance Group Holdings	1,882	41,924
Muenchener Rueckversicherungs AG	597	111,697
National Financial Partners Corp. (I)	300	6,729
National Interstate Corp.	200	5,996
NIB Holdings, Ltd.	7,722	18,303
NKSJ Holdings, Inc.	1,175	24,706
Novae Group PLC	791	5,471
Old Mutual PLC	29,424	91,041
Old Republic International Corp.	1,830	23,259
OneBeacon Insurance Group, Ltd., Class A (L)	300	4,056
PartnerRe, Ltd. (L)	600	55,866
PICC Property & Casualty Company, Ltd.,
H Shares	10,000	12,845
Ping An Insurance Group Company, H Shares	4,500	34,933
Platinum Underwriters Holdings, Ltd.	500	27,905
Powszechny Zaklad Ubezpieczen SA	95	11,793
Primerica, Inc.	900	29,502
Principal Financial Group, Inc. (L)	2,900	98,687
ProAssurance Corp.	600	28,398
Protective Life Corp.	900	32,220
Prudential Financial, Inc.	3,000	176,970
Prudential PLC, ADR (L)	5,195	168,110
QBE Insurance Group, Ltd.	4,154	58,627
Reinsurance Group of America, Inc.	700	41,769
RenaissanceRe Holdings, Ltd.	400	36,796
Resolution, Ltd.	9,828	40,791
RLI Corp.	200	14,370
RSA Insurance Group PLC	22,134	39,244
Safety Insurance Group, Inc.	200	9,830
Sampo OYJ	2,125	81,801
Samsung Fire & Marine
Insurance Company, Ltd.	185	36,171
Samsung Life Insurance Company, Ltd.	142	13,285
Sanlam, Ltd. (South African Exchange)	9,196	47,183
Santam, Ltd.	394	8,239
Schweizerische National-Versicherungs-
Gesellschaft AG	182	8,795
SCOR SE	962	27,637
Selective Insurance Group, Inc. (L)	800	19,208
Shin Kong Financial
Holding Company, Ltd. (I)	42,512	13,356

91

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Societa’ Cattolica di Assicurazioni SCRL (I)	140	$2,423
St James’s Place PLC	1,876	14,519
StanCorp Financial Group, Inc. (L)	800	34,208
Standard Life PLC	15,556	86,768
State Auto Financial Corp. (L)	900	15,678
Stewart Information Services Corp. (L)	200	5,094
Storebrand ASA (I)	2,971	11,618
Sul America SA	1,729	17,309
Sun Life Financial, Inc. (L)	2,263	61,752
Suncorp Group, Ltd.	5,557	68,589
Swiss Life Holding	221	32,794
Swiss Re, Ltd.	1,712	139,329
T&D Holdings, Inc.	2,200	26,342
The Allstate Corp.	3,100	152,117
The Chubb Corp.	1,700	148,801
The Dai-ichi Life Insurance Company, Ltd.	29	38,959
The Hanover Insurance Group, Inc.	500	24,840
The Navigators Group, Inc. (I)	205	12,044
The Progressive Corp.	3,094	78,185
The Travelers Companies, Inc.	2,400	202,056
Tokio Marine Holdings, Inc.	2,700	78,043
Topdanmark A/s (I)	730	17,492
Torchmark Corp.	1,000	59,800
Tryg A/S	177	14,298
Unipol Gruppo Finanziario SpA (I)	1,848	5,014
Uniqa Versicherungen AG (I)	453	5,879
United Fire Group, Inc.	500	12,735
Universal Insurance Holdings, Inc.	800	3,880
Unum Group	2,220	62,715
Validus Holdings, Ltd.	984	36,772
Vienna Insurance Group AG	255	12,355
W.R. Berkley Corp.	1,100	48,807
Willis Group Holdings PLC	1,400	55,286
XL Group PLC	2,803	84,931
Zurich Insurance Group AG	678	188,823

		7,354,736
Real Estate Investment Trusts - 0.0%
Ryman Hospitality Properties	565	25,849
Shopping Centres Australasia
Property Group (I)	675	1,164

		27,013
Real Estate Management & Development - 0.9%
AFI Development PLC, GDR (I)	5,263	3,629
Africa Israel Investments, Ltd. (I)	911	2,308
Agile Property Holdings, Ltd.	8,000	9,556
Alexander & Baldwin, Inc. (I)	400	14,300
Allreal Holding AG	57	8,288
Altisource Asset Management Corp. (I)	60	8,100
Altisource Portfolio Solutions SA (I)	600	41,850
Altisource Residential Corp., Class B (I)	200	4,000
Asia Standard International Group	20,000	3,710
Associated International Hotels, Ltd.	2,000	5,681
Atrium European Real Estate, Ltd.	1,193	6,883
Atrium Ljungberg AB, Class B	157	2,194
AV Homes, Inc. (I)	100	1,333
Ayala Land, Inc.	24,800	19,847
BR Malls Participacoes SA	2,600	32,527
Brasil Brokers Participacoes SA	2,200	7,882
Brookfield Asset Management, Inc. (L)	1,300	47,477
Brookfield Office Properties, Inc.	700	12,018
Bukit Sembawang Estates, Ltd.	2,000	11,455
Bumi Serpong Damai PT	40,000	7,215

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Management & Development (continued)
Bund Center Investment, Ltd.	9,000	$1,672
C C Land Holdings, Ltd.	7,000	2,153
CA Immobilien Anlagen AG	23	303
Capital & Counties Properties PLC	408	1,689
Capital & Regional PLC (I)	1,359	681
CapitaLand, Ltd.	12,000	34,238
CapitaMalls Asia, Ltd.	8,000	13,256
Castellum AB	536	7,636
CBRE Group, Inc., Class A (I)	2,500	63,125
Cheung Kong Holdings, Ltd.	5,000	73,926
China Overseas Grand Oceans Group, Ltd.	6,000	7,928
China Overseas Land & Investment, Ltd.	18,960	52,603
China Resources Land, Ltd.	12,000	33,697
Chong Hong Construction Company	2,141	7,074
City Developments, Ltd.	3,000	27,473
Consolidated-Tomoka Land Company	67	2,630
Country Garden Holdings Company, Ltd. (I)	33,571	16,675
CSI Properties, Ltd	103,682	4,823
Daikyo, Inc.	1,000	3,516
Daito Trust Construction Company, Ltd.	300	25,726
Daiwa House Industry Company, Ltd.	2,000	39,160
Deutsche Wohnen AG	1,346	24,481
Development Securities PLC	1,830	4,190
DLF, Ltd.	2,243	9,804
Evergrande Real Estate Group, Ltd.	25,000	10,082
Fabege AB (L)	1,258	12,869
Far East Consortium International, Ltd.	13,000	4,343
First Capital Realty, Inc.	173	3,227
FirstService Corp. (I)	200	6,668
Forest City Enterprises, Inc., Class A (I)	1,400	24,878
Forestar Group, Inc. (I)(L)	400	8,744
Franshion Properties China, Ltd.	40,000	12,997
GAGFAH SA (I)	1,288	15,823
Glorious Property Holdings, Ltd. (I)	45,000	7,144
Goldcrest Company, Ltd.	170	4,244
Greentown China Holdings, Ltd. (I)	11,500	21,620
Growthpoint Properties, Ltd.	8,759	25,671
Hang Lung Group, Ltd.	6,000	33,818
Hang Lung Properties, Ltd.	9,000	33,719
Heiwa Real Estate Company, Ltd.	700	13,926
Helical Bar PLC	514	1,849
Henderson Land Development Company, Ltd.	4,036	27,627
Highwealth Construction Corp.	4,000	8,348
Hopson Development Holdings, Ltd. (I)	6,000	8,686
Housing Development
& Infrastructure, Ltd. (I)	1,200	1,030
Huaku Development Company, Ltd.	3,338	8,362
Hufvudstaden AB, Class A	503	6,320
Hulic Company, Ltd. (I)	1,800	14,832
Hung Poo Real Estate Development Corp.	5,499	5,865
Hysan Development Company, Ltd.	3,000	15,237
Iguatemi Empresa de Shopping Centers SA	356	4,484
Indiabulls Real Estate, Ltd. (I)	4,034	4,073
IVG Immobilien AG (I)	1,471	1,233
JHSF Participacoes SA	2,000	7,581
Jones Lang LaSalle, Inc.	500	49,705
K Wah International Holdings, Ltd.	17,000	9,555
Kennedy-Wilson Holdings, Inc. (L)	800	12,408
Kerry Properties, Ltd.	3,000	13,371
KLCC Property Holdings BHD	7,300	15,711
Kungsleden AB	1,328	8,565
Kuoyang Construction Company, Ltd.	13,000	7,683
KWG Property Holding, Ltd.	14,500	9,103

92

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Management & Development (continued)
Land and Houses PCL, NVDR	33,200	$14,520
Lend Lease Corp.	3,480	37,068
Lippo Karawaci Tbk PT	62,500	8,811
Longfor Properties Company, Ltd.	5,053	8,387
LPS Brasil Consultoria de Imoveis SA	500	8,900
Midland Holdings, Ltd.	10,000	4,433
Mingfa Group International Company, Ltd.	16,000	5,341
Mitsubishi Estate Company, Ltd.	4,000	113,346
Mitsui Fudosan Company, Ltd.	2,000	57,053
Mobimo Holding AG	62	13,909
Multiplan Empreendimentos Imobiliarios SA	279	8,023
New World Development Company, Ltd.	18,036	30,664
Parque Arauco SA	801	2,071
Peet, Ltd. (I)	3,526	4,589
Poly Property Group Company, Ltd. (I)	11,000	7,026
Prelios SpA (I)	2,380	237
Pruksa Real Estate PCL	8,900	9,117
PSP Swiss Property AG	76	6,925
Quintain Estates & Development PLC (I)	3,488	3,561
Radium Life Tech Company, Ltd.	2,626	2,393
Renhe Commercial
Holdings Company, Ltd. (I)	56,000	3,367
Resilient Property Income Fund, Ltd.	206	1,221
Ruentex Development Company, Ltd.	1,390	2,843
Savills PLC	2,183	18,107
Sentul City Tbk PT (I)	105,000	3,358
Servcorp, Ltd.	1,145	4,504
Shenzhen Investment, Ltd.	44,000	17,674
Shui On Land, Ltd.	12,847	5,529
Sinarmas Land, Ltd.	9,000	3,307
Sino Land Company, Ltd.	14,474	24,605
Sino-Ocean Land Holdings, Ltd.	18,596	11,305
Sinolink Worldwide Holdings, Ltd. (I)	58,000	4,792
SM Development Corp.	8,910	1,850
SM Prime Holdings, Ltd.	23,500	10,976
Sobha Developers, Ltd.	1,142	7,275
SOHO China, Ltd.	15,000	12,508
St. Modwen Properties PLC	1,033	4,061
Sumitomo Realty &
Development Company, Ltd.	1,000	38,939
Summarecon Agung Tbk PT	24,500	6,242
Sun Hung Kai Properties, Ltd.	6,202	83,554
TAG Immobilien AG	734	8,404
Technopolis PLC	1,351	6,480
Tejon Ranch Company (I)	338	10,066
The Howard Hughes Corp. (I)	105	8,800
The St. Joe Company (I)(L)	1,000	21,250
Tian An China Investment, Ltd.	12,000	7,862
Tokyo Rakutenchi Company, Ltd.	1,000	4,811
Tokyo Tatemono Company, Ltd.	3,000	21,423
Tokyu Land Corp.	3,000	28,285
UEM Land Holdings BHD (I)	2,800	2,435
Unite Group PLC	371	1,815
Unitech, Ltd. (I)	9,169	4,012
United Industrial Corp, Ltd.	5,000	12,308
Vukile Property Fund, Ltd.	2,185	4,511
Wharf Holdings, Ltd.	7,000	62,608
Wheelock and Company, Ltd.	5,000	26,816
Wihlborgs Fastigheter AB	722	11,893
Wing Tai Holdings, Ltd.	2,175	3,338
Yanlord Land Group, Ltd. (I)	7,000	8,490
Yuexiu Property Company, Ltd.	62,949	18,204

		2,076,315

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thrifts & Mortgage Finance - 0.2%
Astoria Financial Corp.	500	$4,930
Bank Mutual Corp.	1,200	6,636
BankFinancial Corp.	300	2,427
Beneficial Mutual Bancorp, Inc. (I)	323	3,327
Berkshire Hills Bancorp, Inc.	256	6,538
BofI Holding, Inc. (I)	300	10,764
Brookline Bancorp, Inc.	900	8,226
Capitol Federal Financial, Inc.	1,137	13,724
Clifton Savings Bancorp, Inc.	500	6,230
Dime Community Bancshares, Inc.	400	5,744
ESSA Bancorp, Inc.	200	2,168
Federal Agricultural Mortgage Corp., Class C	300	9,237
First Financial Northwest, Inc. (I)	500	3,905
Flushing Financial Corp.	655	11,096
Home Federal Bancorp, Inc.	200	2,560
Hudson City Bancorp, Inc.	5,200	44,928
Kearny Financial Corp.	500	5,100
LIC Housing Finance, Ltd.	3,411	14,157
Meridian Interstate Bancorp, Inc. (I)	400	7,500
MGIC Investment Corp. (I)	1,700	8,415
New York Community Bancorp, Inc. (L)	4,152	59,581
Northfield Bancorp, Inc.	420	4,771
Northwest Bancshares, Inc. (L)	1,225	15,545
OceanFirst Financial Corp.	200	2,884
Ocwen Financial Corp. (I)	1,300	49,296
Oritani Financial Corp. (L)	735	11,385
People’s United Financial, Inc.	3,363	45,199
Provident Financial Services, Inc.	400	6,108
Provident New York Bancorp	800	7,256
Radian Group, Inc.	2,100	22,491
Rockville Financial, Inc.	303	3,927
Roma Financial Corp. (I)	200	3,212
Territorial Bancorp, Inc.	200	4,756
TFS Financial Corp. (I)	1,900	20,577
Tree.com, Inc.	20	370
TrustCo Bank Corp.	1,600	8,928
ViewPoint Financial Group	420	8,446
Washington Federal, Inc.	1,000	17,500
Waterstone Financial, Inc. (I)	200	1,654
Westfield Financial, Inc.	400	3,112

		474,610

		32,976,010
Health Care - 6.7%
Biotechnology - 0.8%
Acorda Therapeutics, Inc. (I)	400	12,812
Actelion, Ltd.	514	27,932
Affymax, Inc. (I)	500	695
Alexion Pharmaceuticals, Inc. (I)	800	73,712
Alkermes PLC (I)	1,000	23,710
Alnylam Pharmaceuticals, Inc. (I)	400	9,748
AMAG Pharmaceuticals, Inc. (I)	300	7,155
Amgen, Inc.	4,405	451,557
Ariad Pharmaceuticals, Inc. (I)	2,200	39,798
Arqule, Inc. (I)	600	1,554
Bavarian Nordic A/S (I)	450	5,336
Biogen Idec, Inc. (I)	1,008	194,453
BioMarin Pharmaceutical, Inc. (I)(L)	700	43,582
Biotest AG	64	4,795
Cangene Corp. (I)	400	1,142
Celgene Corp. (I)	1,757	203,654
Cepheid, Inc. (I)(L)	451	17,305
CSL, Ltd.	1,507	93,323

93

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Cubist Pharmaceuticals, Inc. (I)	600	$28,092
Elan Corp. PLC, ADR (I)	1,912	22,562
Emergent Biosolutions, Inc. (I)	500	6,990
Enzon Pharmaceuticals, Inc. (L)	700	2,660
Galapagos NV (I)	188	4,599
Genmab A/S (I)	380	8,835
Genus PLC	575	13,814
Gilead Sciences, Inc. (I)	5,800	283,794
Grifols SA (I)	798	29,674
Immunomedics, Inc. (I)	900	2,169
Incyte Corp. (I)(L)	1,300	30,433
Intercell AG (I)	488	1,058
Medivation, Inc. (I)	400	18,708
Medivir AB (I)	250	3,106
Momenta Pharmaceuticals, Inc. (I)	600	8,004
Myriad Genetics, Inc. (I)	800	20,320
Onyx Pharmaceuticals, Inc. (I)	400	35,544
Osiris Therapeutics, Inc. (I)	500	5,200
PDL BioPharma, Inc. (L)	1,900	13,889
Progenics Pharmaceuticals, Inc. (I)	200	1,078
Prothena Corp. PLC (I)	46	308
Regeneron Pharmaceuticals, Inc. (I)	500	88,200
Rigel Pharmaceuticals, Inc. (I)	800	5,432
RNL BIO Company, Ltd. (I)	920	1,104
Sangamo Biosciences, Inc. (I)(L)	700	6,692
Seattle Genetics, Inc. (I)(L)	800	28,408
Spectrum Pharmaceuticals, Inc.	1,100	8,206
Swedish Orphan Biovitrum AB (I)	35	225
Theravance, Inc. (I)(L)	191	4,511
ThromboGenics NV (I)	334	16,125
United Therapeutics Corp. (I)	300	18,261
Vertex Pharmaceuticals, Inc. (I)	1,000	54,980
Vical, Inc. (I)	900	3,582
Zeltia SA (I)	2,108	3,461

		1,992,287
Health Care Equipment & Supplies - 1.1%
Abaxis, Inc. (L)	200	9,464
Abbott Laboratories	5,994	211,708
Accuray, Inc. (I)	1,095	5,081
Alere, Inc. (I)	800	20,424
Align Technology, Inc. (I)	1,000	33,510
Analogic Corp.	200	15,804
Anika Therapeutics, Inc. (I)	500	7,260
Ansell, Ltd.	679	11,413
ArthroCare Corp. (I)	300	10,428
Baxter International, Inc.	2,300	167,072
Becton, Dickinson and Company	996	95,228
BioMerieux SA	114	10,755
Biosensors International Group, Ltd. (I)	6,000	6,341
Boston Scientific Corp. (I)	12,401	96,852
C.R. Bard, Inc.	600	60,468
Cantel Medical Corp.	300	9,018
CareFusion Corp. (I)	1,882	65,851
Cie Generale d’Optique
Essilor International SA	776	86,372
Cochlear, Ltd.	210	14,908
Coloplast A/S	440	23,664
Conceptus, Inc. (I)	500	12,075
CONMED Corp.	200	6,812
Covidien PLC	2,571	174,417
Cutera, Inc. (I)	300	3,900
Cyberonics, Inc. (I)	200	9,362
DENTSPLY International, Inc.	1,400	59,388

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
DiaSorin SpA (L)	185	$6,476
Edwards Lifesciences Corp. (I)	600	49,296
Elekta AB, Series B	2,004	30,437
Exactech, Inc. (I)	100	2,069
Getinge AB, B Shares (L)	1,295	39,556
Given Imaging, Ltd. (I)	15	241
GN Store Nord A/S	2,000	35,660
Greatbatch, Inc. (I)	300	8,961
Haemonetics Corp. (I)(L)	400	16,664
Hill-Rom Holdings, Inc.	500	17,610
Hogy Medical Company, Ltd.	100	5,412
Hologic, Inc. (I)	2,200	49,720
ICU Medical, Inc. (I)(L)	200	11,790
IDEXX Laboratories, Inc. (I)	300	27,717
Integra LifeSciences Holdings Corp. (I)	300	11,703
Intuitive Surgical, Inc. (I)	200	98,238
Jeol, Ltd. (I)	1,000	4,484
Masimo Corp.	200	3,924
Medical Action Industries, Inc. (I)	500	3,000
Medtronic, Inc.	5,144	241,562
Merit Medical Systems, Inc. (I)	375	4,598
Natus Medical, Inc. (I)	500	6,720
Neogen Corp. (I)	250	12,393
Nihon Kohden Corp.	400	14,120
Nipro Corp.	800	7,182
Nissui Pharmaceutical Company, Ltd.	300	3,361
Nobel Biocare Holding AG	1,134	11,386
NuVasive, Inc. (I)	500	10,655
Olympus Corp. (I)	1,000	23,757
Orthofix International NV (I)	100	3,587
Palomar Medical Technologies, Inc. (I)	500	6,745
Quidel Corp. (I)(L)	400	9,500
ResMed, Inc. (L)	1,200	55,632
RTI Biologics, Inc. (I)	1,400	5,516
Sirona Dental Systems, Inc. (I)	400	29,492
Smith & Nephew PLC, ADR (L)	902	52,072
Sonova Holding AG	320	38,431
Sorin SpA (I)	818	2,105
Spectranetics Corp. (I)	700	12,971
St. Jude Medical, Inc.	1,390	56,212
STERIS Corp.	544	22,636
Straumann Holding AG	53	7,158
Stryker Corp.	1,625	106,015
SurModics, Inc. (I)	200	5,450
Symmetry Medical, Inc. (I)	400	4,580
Teleflex, Inc.	400	33,804
Terumo Corp.	500	21,495
The Cooper Companies, Inc.	500	53,940
Thoratec Corp. (I)	500	18,750
Top Glove Corp. BHD	5,200	9,074
Tornier BV (I)	400	7,540
Varian Medical Systems, Inc. (I)(L)	700	50,400
West Pharmaceutical Services, Inc.	200	12,988
William Demant Holdings A/S (I)	107	8,980
Wright Medical Group, Inc. (I)(L)	748	17,810
Ypsomed Holding AG	2	116
Zimmer Holdings, Inc.	1,800	135,396

		2,774,662
Health Care Providers & Services - 1.2%
Aetna, Inc.	1,800	92,016
Air Methods Corp. (L)	900	43,416
Almost Family, Inc.	100	2,043
Amedisys, Inc. (I)	500	5,560

94

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
AmerisourceBergen Corp.	1,100	$56,595
Amil Participacoes SA	800	12,514
AMN Healthcare Services, Inc. (I)	400	6,332
Amplifon SpA	619	3,240
Amsurg Corp. (I)	500	16,820
Apollo Hospitals Enterprise, Ltd.	1,126	17,514
Assisted Living Concepts, Inc., Class A	263	3,127
Assura Group, Ltd.	5,036	2,716
Bio-Reference Labs, Inc. (I)(L)	400	10,392
BioScrip, Inc. (I)	700	8,897
Brookdale Senior Living, Inc. (I)	1,400	39,032
Capital Senior Living Corp. (I)	800	21,144
Cardinal Health, Inc.	1,565	65,135
Catamaran Corp. (I)	928	49,196
Celesio AG	622	11,680
Centene Corp. (I)	512	22,548
Chemed Corp.	200	15,996
Cigna Corp.	1,500	93,555
CML Healthcare, Inc.	327	2,337
Community Health Systems, Inc.	1,000	47,390
Corvel Corp. (I)	200	9,898
Coventry Health Care, Inc.	1,100	51,733
DaVita HealthCare Partners, Inc. (I)	700	83,013
Diagnosticos da America SA	2,500	14,339
Emeritus Corp. (I)	200	5,558
Express Scripts Holding Company (I)	4,691	270,436
Fleury SA	200	1,877
Fresenius Medical Care AG & Company
KGaA, ADR (L)	890	30,135
Fresenius SE & Company KGaA	522	64,432
Gentiva Health Services, Inc. (I)(L)	400	4,328
HCA Holdings, Inc.	800	32,504
Health Management
Associates, Inc., Class A (I)	2,700	34,749
Health Net, Inc. (I)	600	17,172
HealthSouth Corp. (I)	600	15,822
Healthways, Inc. (I)	600	7,350
Henry Schein, Inc. (I)(L)	800	74,040
Humana, Inc.	900	62,199
IPC The Hospitalist Company, Inc. (I)(L)	200	8,896
Kindred Healthcare, Inc. (I)(L)	741	7,803
Korian	384	8,403
Laboratory Corp. of America Holdings (I)	600	54,120
Landauer, Inc.	100	5,638
LHC Group, Inc. (I)	200	4,298
Life Healthcare Group Holdings, Ltd.	3,407	12,821
LifePoint Hospitals, Inc. (I)	500	24,230
Magellan Health Services, Inc. (I)	300	14,271
McKesson Corp.	1,200	129,552
MedCath Corp.	500	685
Medica SA	35	639
Mediclinic International, Ltd.	1,496	10,445
Medipal Holdings Corp.	800	11,266
MEDNAX, Inc. (I)	499	44,725
Miraca Holdings, Inc.	300	14,401
Molina Healthcare, Inc. (I)	900	27,783
MWI Veterinary Supply, Inc. (I)	200	26,452
National Healthcare Corp.	100	4,572
Netcare, Ltd.	1,489	3,211
Odontoprev SA	1,800	8,204
Omnicare, Inc. (L)	900	36,648
Oriola-KD OYJ	3,601	11,370
Orpea SA	163	6,789

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Owens & Minor, Inc. (L)	350	$11,396
Patterson Companies, Inc.	900	34,236
PDI, Inc. (I)	300	1,770
PharMerica Corp. (I)	600	8,400
Primary Health Care, Ltd.	5,118	26,458
Quest Diagnostics, Inc.	1,400	79,030
Ramsay Health Care, Ltd.	719	24,181
Rhoen-Klinikum AG	1,133	24,060
Ship Healthcare Holdings, Inc.	500	17,703
Sinopharm Group Company, Ltd., H Shares	1,600	5,169
Sonic Healthcare, Ltd.	1,778	25,946
Southern Cross Healthcare, Ltd. (I)	1,847	175
Suzuken Company, Ltd.	400	14,510
Team Health Holdings, Inc. (I)	600	21,828
Tenet Healthcare Corp. (I)	800	38,064
The Ensign Group, Inc.	200	6,680
The Providence Service Corp. (I)	400	7,396
Toho Holdings Company, Ltd.	300	6,904
Triple-S Management Corp., Class B (I)(L)	400	6,968
United Drug PLC	3,962	16,332
UnitedHealth Group, Inc.	5,506	314,998
Universal American Corp.	700	5,831
Universal Health Services, Inc., Class B	800	51,096
VCA Antech, Inc. (I)	900	21,141
Vital KSK Holdings, Inc.	1,200	11,638
WellCare Health Plans, Inc. (I)	400	23,184
WellPoint, Inc.	1,916	126,897

		2,837,993
Health Care Technology - 0.1%
AGFA Gevaert NV (I)	1,939	2,787
Allscripts Healthcare Solutions, Inc. (I)	1,400	19,026
athenahealth, Inc. (I)(L)	400	38,816
Cerner Corp. (I)	600	56,850
HMS Holdings Corp. (I)(L)	462	12,543
MedAssets, Inc. (I)	700	13,475
Medidata Solutions, Inc. (I)	300	17,394
Omnicell, Inc. (I)	600	11,328
Quality Systems, Inc.	500	9,140

		181,359
Life Sciences Tools & Services - 0.3%
Affymetrix, Inc. (I)(L)	1,200	5,664
Agilent Technologies, Inc.	1,500	62,955
Bachem Holding AG	51	2,119
Bio-Rad Laboratories, Inc., Class A (I)	300	37,800
Bruker Corp. (I)	1,400	26,740
Charles River
Laboratories International, Inc. (I)	500	22,135
Covance, Inc. (I)	500	37,160
EPS Company, Ltd.	4	5,958
Evotec AG (I)	1,151	3,327
Furiex Pharmaceuticals, Inc. (I)	125	4,685
Gerresheimer AG	197	11,319
Illumina, Inc. (I)	500	27,000
Life Technologies Corp. (I)	1,500	96,945
Lonza Group AG	368	23,898
Luminex Corp. (I)	500	8,260
Mettler-Toledo International, Inc. (I)	100	21,322
Morphosys AG (I)	113	4,618
Nordion, Inc. (I)	900	5,971
PAREXEL International Corp. (I)	600	23,706
PerkinElmer, Inc.	1,200	40,368
QIAGEN NV (I)	1,198	24,992

95

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services (continued)
Siegfried Holding AG	58	$7,546
Techne Corp.	225	15,266
Thermo Fisher Scientific, Inc.	2,411	184,417
Waters Corp. (I)	600	56,346

		760,517
Pharmaceuticals - 3.2%
AbbVie, Inc.	6,794	277,059
Acino Holding AG (I)	47	4,791
Actavis, Inc. (I)	1,300	119,743
Adcock Ingram Holdings, Ltd.	882	5,811
Alapis Holding Industrial and Commercial SA
of Pharmaceutical (I)	234	12
Allergan, Inc.	1,100	122,793
Almirall SA	494	6,177
Aspen Pharmacare Holdings, Ltd.	2,184	45,361
Astellas Pharma, Inc.	1,300	70,123
AstraZeneca PLC, ADR (L)	3,780	188,924
Bayer AG	2,535	261,556
Bristol-Myers Squibb Company	6,375	262,586
BTG PLC (I)	3,898	21,166
China Chemical &
Pharmaceutical Company, Ltd.	1,000	675
China Medical System Holdings, Ltd.	2,000	2,039
China Shineway Pharmaceutical Group, Ltd.	5,000	8,967
Chugai Pharmaceutical Company, Ltd.	300	6,691
CSPC Pharmaceutical Group, Ltd. (I)	14,000	5,970
Daiichi Sankyo Company, Ltd.	2,300	44,351
Dainippon Sumitomo Pharma Company, Ltd.	1,000	17,722
Dechra Pharmaceuticals PLC	545	6,208
Depomed, Inc. (I)	1,200	7,044
Dong-A Pharmaceutical Company, Ltd.	45	5,015
Dr. Reddy’s Laboratories, Ltd., ADR (L)	384	12,422
EGIS Pharmaceuticals PLC	22	1,668
Eisai Company, Ltd.	600	26,873
Eli Lilly & Company	4,400	249,876
Endo Health Solutions, Inc. (I)	1,100	33,836
Faes Farma SA	498	1,288
Forest Laboratories, Inc. (I)	2,400	91,296
Galenica Holding AG	30	18,103
Genomma Lab Internacional
SAB de CV (I)(L)	3,800	9,312
GlaxoSmithKline Pharmaceuticals, Ltd.	235	9,626
GlaxoSmithKline PLC, ADR (L)	6,151	288,543
Glenmark Pharmaceuticals, Ltd.	334	2,840
Green Cross Holdings Corp.	480	7,598
H. Lundbeck A/S	487	8,983
Hanmi Pharm Company, Ltd. (I)	17	2,457
Hanmi Science Company, Ltd. (I)	26	242
Hi-Tech Pharmacal Company, Inc. (L)	200	6,622
Hisamitsu Pharmaceutical Company, Inc.	300	16,251
Hospira, Inc. (I)	1,400	45,962
Impax Laboratories, Inc. (I)	700	10,808
Ipsen SA	190	6,799
Jazz Pharmaceuticals PLC (I)	401	22,420
Johnson & Johnson	11,335	924,143
Kaken Pharmaceutical Company, Ltd.	1,000	18,164
Kissei Pharmaceutical Company, Ltd.	500	10,607
Kyowa Hakko Kogyo Company, Ltd.	2,000	22,674
Lannett Company, Inc. (I)	600	6,066
LG Life Sciences, Ltd. (I)	173	8,837
Lupin, Ltd.	519	5,993
Meda AB	1,953	23,202
Merck & Company, Inc.	15,305	676,940

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Merck KGaA	311	$46,934
Mitsubishi Tanabe Pharma Corp.	600	9,190
Mylan, Inc. (I)	3,200	92,608
Nippon Shinyaku Company, Ltd.	1,000	14,273
Novartis AG	1,146	81,608
Novartis AG, ADR	5,725	407,849
Novo Nordisk A/S, ADR	1,149	185,564
Ono Pharmaceutical Company, Ltd.	400	24,761
Orion OYJ	460	12,104
Orion OYJ, Series A	170	4,433
Otsuka Holdings Company, Ltd.	300	10,448
Pain Therapeutics, Inc.	900	3,087
Perrigo Company	400	47,492
Pfizer, Inc.	35,524	1,025,223
Pharmaxis, Ltd. (I)	8,412	2,906
Piramal Enterprises, Ltd.	482	5,400
Questcor Pharmaceuticals, Inc. (L)	900	29,286
Ranbaxy Laboratories, Ltd. (I)	764	6,234
Recordati SpA	1,275	11,558
Richter Gedeon Nyrt	89	12,451
Roche Holdings AG	2,022	472,083
Roche Holdings AG (SIX Swiss Exchange)	72	16,865
Rohto Pharmaceutical Company, Ltd.	1,000	13,891
Salix Pharmaceuticals, Ltd. (I)	700	35,826
Sanofi, ADR	7,547	385,501
Santarus, Inc. (I)	1,300	22,529
Santen Pharmaceutical Company, Ltd.	400	18,564
Sawai Pharmaceutical Company, Ltd.	100	11,884
Seikagaku Corp.	100	1,084
Shionogi & Company, Ltd.	1,500	30,383
Shire PLC, ADR	715	65,322
Sihuan Pharmaceutical Holdings Group, Ltd.	4,000	1,986
Sino Biopharmaceutical	20,000	13,987
Stada Arzneimittel AG	532	21,778
Strides Arcolab, Ltd.	487	7,855
Sun Pharmaceutical Industries, Ltd.	965	14,567
Takeda Pharmaceutical Company, Ltd.	2,300	125,901
Teva Pharmaceutical Industries, Ltd., ADR	2,808	111,421
The Medicines Company (I)	400	13,368
Tsumura & Company, Ltd.	400	14,629
UCB SA	475	30,346
United Laboratories
International Holdings, Ltd. (I)	7,500	3,347
Valeant Pharmaceuticals International, Inc.
(Toronto Exchange) (I)	846	63,467
Vectura Group PLC (I)	4,498	6,208
ViroPharma, Inc. (I)(L)	986	24,808
Warner Chilcott PLC, Class A	1,500	20,325
Wockhardt, Ltd. (I)	291	10,680
Yuhan Corp.	106	18,141

		7,671,390

		16,218,208
Industrials - 9.6%
Aerospace & Defense - 1.1%
AAR Corp.	700	12,873
Aerovironment, Inc. (I)	300	5,439
Alliant Techsystems, Inc.	400	28,972
American Science & Engineering, Inc.	100	6,099
AviChina Industry & Technology
Company, Ltd., H Shares	8,000	3,973
B/E Aerospace, Inc. (I)	820	49,438
BAE Systems PLC	16,678	100,108

96

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aerospace & Defense (continued)
Bombardier, Inc.	4,300	$17,059
CAE, Inc.	1,009	9,863
Chemring Group PLC	1,365	5,400
Cobham PLC	7,963	29,465
Cubic Corp.	300	12,816
Curtiss-Wright Corp.	600	20,820
DigitalGlobe, Inc. (I)	956	27,651
Ducommun, Inc. (I)	100	1,979
Elbit Systems, Ltd.	100	4,214
Embraer SA, ADR	850	30,320
Engility Holdings, Inc. (I)	183	4,388
Esterline Technologies Corp. (I)	200	15,140
European Aeronautic Defence &
Space Company NV	1,209	61,640
Exelis, Inc.	1,113	12,121
Finmeccanica SpA (I)	3,480	16,815
Forjas Taurus SA	139	208
GenCorp, Inc. (I)(L)	500	6,650
General Dynamics Corp.	1,565	110,348
HEICO Corp.	125	5,426
HEICO Corp., Class A	250	8,578
Hexcel Corp. (I)	1,000	29,010
Honeywell International, Inc.	2,898	218,364
Huntington Ingalls Industries, Inc.	466	24,852
L-3 Communications Holdings, Inc.	1,100	89,012
LMI Aerospace, Inc. (I)	200	4,158
Lockheed Martin Corp.	1,100	106,172
Meggitt PLC	5,021	37,602
MTU Aero Engines Holding AG	206	19,528
National Presto Industries, Inc.	100	8,050
Northrop Grumman Corp.	1,200	84,180
Orbital Sciences Corp. (I)	900	15,021
Precision Castparts Corp.	633	120,029
QinetiQ Group PLC	11,015	34,733
Raytheon Company	2,100	123,459
Rockwell Collins, Inc. (L)	865	54,599
Rolls-Royce Holdings PLC	9,783	168,107
S&T Dynamics Company, Ltd.	570	6,627
Saab AB	662	14,346
Safran SA	698	31,190
Singapore Technologies Engineering, Ltd.	6,000	20,897
Spirit Aerosystems Holdings, Inc., Class A (I)	1,200	22,788
Taser International, Inc. (I)	400	3,180
Teledyne Technologies, Inc. (I)	300	23,532
Textron, Inc.	2,400	71,544
Thales SA	402	17,018
The Boeing Company	2,800	240,380
TransDigm Group, Inc.	300	45,876
Triumph Group, Inc.	400	31,400
Ultra Electronics Holdings PLC	436	11,405
United Technologies Corp.	4,000	373,720
Zodiac Aerospace	219	25,532

		2,684,114
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (I)	1,300	7,579
Atlas Air Worldwide Holdings, Inc. (I)	400	16,304
C.H. Robinson Worldwide, Inc.	763	45,368
Deutsche Post AG	2,841	65,562
Expeditors International of Washington, Inc.	1,100	39,281
FedEx Corp.	1,430	140,426
Freightways, Ltd.	3,835	14,557
Hanjin Transportation Company, Ltd.	140	3,033
Hub Group, Inc., Class A (I)	300	11,538

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Air Freight & Logistics (continued)
Hyundai Glovis Company, Ltd.	48	$8,293
Kerry TJ Logistics Company, Ltd.	4,000	6,279
Kintetsu World Express, Inc.	100	3,719
Pacer International, Inc. (I)	200	1,006
Park-Ohio Holdings Corp. (I)	300	9,939
PostNL NV (I)	1,973	3,960
Shibusawa Warehouse Company, Ltd.	1,000	6,197
Sinotrans, Ltd., H Shares	11,000	2,300
TNT Express NV	1,760	12,947
Toll Holdings, Ltd.	3,609	22,362
United Parcel Service, Inc., Class B	2,777	238,544
UTi Worldwide, Inc.	1,000	14,480
Wincanton PLC (I)	620	412
Yamato Transport Company, Ltd.	2,400	43,549

		717,635
Airlines - 0.3%
Air China, Ltd., H Shares	4,000	3,565
Air France KLM (I)	1,136	10,737
Alaska Air Group, Inc. (I)	700	44,772
All Nippon Airways Company, Ltd.	3,000	6,193
Asiana Airlines, Inc. (I)	1,080	5,547
Cathay Pacific Airways, Ltd.	8,000	13,691
China Airlines, Ltd. (I)	24,511	9,561
China Eastern Airlines Corp., Ltd.,
H Shares (I)	6,000	2,605
China Southern Airlines Company, Ltd.,
H Shares	10,000	5,735
Delta Air Lines, Inc. (I)	5,500	90,805
Deutsche Lufthansa AG	1,546	30,203
easyJet PLC	2,043	33,566
Eva Airways Corp. (I)	13,112	7,755
Gol Linhas Aereas
Inteligentes SA, ADR (I)(L)	900	5,355
Hawaiian Holdings, Inc. (I)(L)	1,000	5,760
International Consolidated
Airlines Group SA (I)	7,304	28,232
JetBlue Airways Corp. (I)(L)	3,231	22,294
Korean Air Lines Company, Ltd. (I)	130	4,756
Latam Airlines Group SA (I)	1,170	24,636
Latam Airlines Group SA, ADR	200	4,348
Malaysian Airline System BHD (I)	8,000	1,932
Norwegian Air Shuttle ASA (I)	300	10,918
Qantas Airways, Ltd. (I)	5,035	9,371
Singapore Airlines, Ltd.	3,000	26,324
SkyWest, Inc.	100	1,605
Southwest Airlines Company	6,509	87,741
Thai Airways International PCL	6,600	6,029
Turk Hava Yollari (I)	3,051	12,493
United Continental Holdings, Inc. (I)	3,094	99,039
US Airways Group, Inc. (I)(L)	1,010	17,140
Virgin Australia Holdings, Ltd. (I)	16,061	84
Virgin Australia Holdings, Ltd.
(Australian Exchange) (I)	16,061	6,951

		639,743
Building Products - 0.3%
AAON, Inc.	450	12,416
AFG Arbonia-Forster Holding AG (I)	54	1,458
American Woodmark Corp. (I)	100	3,403
AO Smith Corp.	450	33,107
Apogee Enterprises, Inc.	400	11,580
Armstrong World Industries, Inc. (I)	500	27,945
Asahi Glass Company, Ltd.	4,000	27,780

97

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Building Products (continued)
Assa Abloy AB, Series B	2,028	$82,952
Belimo Holding AG	4	9,234
Bunka Shutter Company, Ltd.	2,000	10,322
Cie de Saint-Gobain	1,580	58,640
Daikin Industries, Ltd.	600	23,666
Fortune Brands Home & Security, Inc. (I)	2,100	78,603
Geberit AG	153	37,693
Gibraltar Industries, Inc. (I)	200	3,650
Griffon Corp.	653	7,784
GWA International, Ltd.	1,367	3,606
Hills Industries, Ltd.	1,154	1,346
Insteel Industries, Inc.	280	4,570
Lennox International, Inc.	400	25,396
LG Hausys, Ltd.	28	2,135
Lindab International AB	600	4,842
LIXIL Group Corp.	1,600	31,918
Masco Corp.	3,500	70,875
Nibe Industrier AB	654	11,375
Nippon Sheet Glass Company, Ltd. (I)	11,000	12,224
Nitto Boseki Company, Ltd. (I)	2,000	7,654
Owens Corning, Inc. (I)	1,020	40,219
Quanex Building Products Corp.	500	8,050
Rockwool International A/S	100	12,228
Sankyo Tateyama, Inc. (I)	200	4,149
Sanwa Shutter Corp.	2,000	10,377
Simpson Manufacturing Company, Inc. (L)	400	12,244
Sintex Industries, Ltd.	1,509	1,283
Systemair AB	211	3,370
Takara Standard Company, Ltd.	1,000	7,857
Takasago Thermal Engineering Company, Ltd.	1,000	8,300
TOTO, Ltd.	2,000	17,964
Trex Company, Inc. (I)	300	14,754
Universal Forest Products, Inc.	300	11,943
USG Corp. (I)	1,400	37,016
Wienerberger AG (L)	1,142	13,657
Zehnder Group AG	185	8,031

		817,616
Commercial Services & Supplies - 0.7%
3M India, Ltd. (I)	25	1,724
ABM Industries, Inc.	600	13,344
ACCO Brands Corp. (I)(L)	1,612	10,768
Aggreko PLC	1,134	30,832
ARC Document Solutions, Inc. (I)	800	2,384
Avery Dennison Corp. (L)	800	34,456
Babcock International Group PLC	1,783	29,549
Berendsen PLC	1,296	15,483
Bilfinger SE	293	30,460
Blue Label Telecoms, Ltd.	3,672	3,151
Brambles, Ltd.	5,274	46,670
Cabcharge Australia, Ltd.	479	2,294
China Everbright International, Ltd.	16,000	11,428
Cintas Corp.	1,168	51,544
Clean Harbors, Inc. (I)(L)	493	28,638
Consolidated Graphics, Inc. (I)	200	7,820
Copart, Inc. (I)	1,400	47,992
Corrections Corp. of America	862	33,678
Courier Corp.	200	2,882
Covanta Holding Corp.	1,384	27,888
Dai Nippon Printing Company, Ltd.	4,000	38,187
Daiseki Company, Ltd.	500	8,492
De La Rue PLC	1,136	16,875
Deluxe Corp. (L)	400	16,560
Derichebourg SA (I)	416	1,649

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
Downer EDI, Ltd.	1,628	$8,442
Duskin Company, Ltd.	600	12,122
Edenred	625	20,466
Ennis, Inc.	200	3,014
Fuel Tech, Inc. (I)	500	2,160
G&K Services, Inc., Class A	200	9,102
G4S PLC	6,767	30,045
Gategroup Holding AG (I)	136	2,561
GL Events SA	168	3,650
Gunnebo AB	1,340	6,521
Herman Miller, Inc.	400	11,068
HNI Corp. (L)	600	21,294
Homeserve PLC	3,340	10,184
Horizon North Logistics, Inc.	240	1,349
InnerWorkings, Inc. (I)	1,000	15,140
Interface, Inc. (L)	800	15,376
Intersections, Inc.	206	1,938
Intrum Justitia AB	459	8,879
Iron Mountain, Inc.	1,205	43,754
K-Green Trust	1,400	1,249
Kimball International, Inc., Class B	200	1,812
Kokuyo Company, Ltd.	500	3,845
Lassila & Tikanoja OYJ	363	5,838
Loomis AB	512	9,534
McGrath RentCorp. (L)	200	6,220
Mine Safety Appliances Company	400	19,848
Mitie Group PLC	2,329	9,943
Mitsubishi Pencil Company, Ltd.	200	3,671
Moshi Moshi Hotline, Inc.	400	5,702
Mvelaserve, Ltd. (I)	2,549	2,336
NL Industries, Inc.	400	4,972
Orell Fuessli Holding AG	16	1,526
PayPoint PLC	1,027	13,843
Pitney Bowes, Inc. (L)	1,400	20,804
Programmed Maintenance Services, Ltd.	3,918	10,494
Progressive Waste Solutions, Ltd.	233	4,928
R.R. Donnelley & Sons Company (L)	1,800	21,690
Regus PLC	6,222	15,089
Rentokil Initial PLC	15,959	24,358
Republic Services, Inc. (L)	3,305	109,065
Ritchie Brothers Auctioneers, Inc.	700	15,242
Rollins, Inc.	950	23,323
RPS Group PLC	1,673	6,815
S1 Corp.	180	10,070
Schawk, Inc.	500	5,495
Seche Environnement SA	29	1,030
Secom Company, Ltd.	500	25,835
Securitas AB, Series B	2,105	19,839
Serco Group PLC	2,550	24,369
Shanks Group PLC	2,270	2,711
Societe BIC SA	122	14,177
Sohgo Security Services Company, Ltd.	1,000	14,665
Standard Parking Corp. (I)	200	4,140
Steelcase, Inc., Class A	1,200	17,676
Stericycle, Inc. (I)	500	53,090
Taiwan Secom Company, Ltd.	4,000	9,033
Team, Inc. (I)	400	16,428
Tetra Tech, Inc. (I)	800	24,392
The ADT Corp.	1,264	61,860
The Brink’s Company	300	8,478
The Geo Group, Inc.	714	26,861
Tomra Systems ASA	800	7,810
Toppan Forms Company, Ltd.	800	7,766

98

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
Toppan Printing Company, Ltd.	3,000	$21,638
Transcontinental, Inc., Class A	500	6,207
Transfield Services, Ltd.	6,866	13,095
Transpacific Industries Group, Ltd. (I)	6,167	6,389
Tyco International, Ltd.	2,129	68,128
UniFirst Corp.	200	18,100
United Stationers, Inc.	400	15,460
US Ecology, Inc.	100	2,655
Valid Solucoes e Servicos de Seguranca em
Meios de Pagamento e Identificacao SA	220	4,221
Viad Corp.	400	11,064
Waste Connections, Inc.	1,250	44,975
Waste Management, Inc.	2,333	91,477
WHK Group, Ltd.	5,300	5,603

		1,748,697
Construction & Engineering - 0.6%
Abengoa SA	391	1,109
Abengoa SA, B Shares	1,564	3,889
ACS Actividades de Construccion
y Servicios SA	639	14,931
AECOM Technology Corp. (I)	900	29,520
Aecon Group, Inc.	1,200	15,404
Aegion Corp. (I)(L)	700	16,205
Arcadis NV	353	9,772
Astaldi SpA	400	2,764
Aveng, Ltd.	2,595	9,114
Balfour Beatty PLC	4,923	17,614
Bauer AG	199	5,080
Besalco SA	5,468	10,194
Bird Construction, Inc.	47	613
Boart Longyear, Ltd.	4,209	5,635
Bouygues SA	1,092	29,640
Cardno, Ltd.	828	5,941
Carillion PLC	3,896	16,167
Chicago Bridge & Iron Company NV	68	4,223
China Communications Construction
Company, Ltd., H Shares	21,787	20,352
China Railway Construction Corp., H Shares	13,500	12,851
China Railway Group, Ltd., H Shares	23,000	11,733
China State Construction
International Holdings, Ltd.	1,600	2,191
Chung Hsin Electric &
Machinery Manufacturing Corp.	1,000	544
Churchill Corp.	400	2,961
Comfort Systems USA, Inc.	400	5,636
Consolidated Infrastructure Group, Ltd. (I)	116	246
Cosco International Holdings, Ltd.	22,427	9,576
CTCI Corp.	6,000	11,593
Daelim Industrial Company, Ltd.	115	9,462
Doosan Heavy Industries and
Construction Company, Ltd.	275	11,138
Dycom Industries, Inc. (I)	500	9,845
Eiffage SA	234	9,915
Ellaktor SA (I)	2,313	4,595
EMCOR Group, Inc.	600	25,434
Empresas ICA SAB de CV (I)	8,100	26,930
Ferrovial SA	2,357	37,553
FLSmidth & Company A/S, B Shares	389	23,633
Fluor Corp.	1,100	72,963
Fomento de Construcciones
y Contratas SA (L)	377	3,600
Furmanite Corp. (I)	344	2,301
Galliford Try PLC	1,829	25,615

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction & Engineering (continued)
Gammon India, Ltd.	1,883	$799
Gamuda BHD	12,700	16,948
GEK Terna Holding Real
Estate Construction SA (I)	925	1,897
GMR Infrastructure, Ltd. (I)	11,509	4,649
Granite Construction, Inc.	500	15,920
Great Lakes Dredge & Dock Corp.	800	5,384
Grontmij (I)	859	3,742
Group Five, Ltd.	927	3,629
GS Engineering & Construction Corp.	209	10,169
Halla Engineering & Construction Corp.	260	1,563
Heijmans NV	103	926
Hindustan Construction Company, Ltd. (I)	4,756	1,193
HKC Holdings, Ltd.	27,770	969
Hochtief AG (I)	251	16,332
Hyundai Development Company	490	10,934
Hyundai Engineering &
Construction Company, Ltd.	310	18,564
IJM Corp. BHD	6,200	11,039
Implenia AG	111	6,067
Impregilo SpA	2,604	13,368
Impulsora del Desarrollo y El Empleo en
America Latina SAB de CV (I)	13,100	28,268
Interchina Holdings Company (I)	15,000	804
IVRCL, Ltd. (I)	6,650	2,395
Jacobs Engineering Group, Inc. (I)	1,300	73,112
JGC Corp.	1,000	25,653
Kajima Corp.	5,000	13,592
Kandenko Company, Ltd.	1,000	4,613
KBR, Inc.	1,500	48,120
Keller Group PLC	325	4,027
KEPCO Engineering &
Construction Company, Inc.	50	3,982
Kier Group PLC	213	3,799
Kinden Corp.	1,000	6,562
Koninklijke BAM Groep NV	2,400	9,734
Koninklijke Boskalis Westinster NV	422	16,775
Kumho Industrial Company, Ltd. (I)	4	54
Kyowa Exeo Corp.	1,000	10,747
Lanco Infratech, Ltd. (I)	6,722	1,279
Larsen & Toubro, Ltd.	474	11,950
Layne Christensen Company (I)(L)	400	8,552
Leighton Holdings, Ltd.	671	14,402
Macmahon Holdings, Ltd.	8,180	1,969
Maeda Road Construction Company, Ltd.	1,000	13,685
Malaysian Resources Corp. BHD	19,050	8,935
MasTec, Inc. (I)(L)	1,000	29,150
Metallurgical Corp. of China, Ltd.,
H Shares (I)	3,000	581
Michael Baker Corp.	100	2,450
Mirait Holdings Corp.	1,000	10,243
Monadelphous Group, Ltd.	333	7,914
Morgan Sindall PLC	210	1,774
Mota Engil SGPS SA	444	1,058
Murray & Roberts Holdings, Ltd. (I)	4,035	10,306
MYR Group, Inc. (I)	300	7,368
NCC, Ltd.	1,391	840
Nishimatsu Construction Company, Ltd.	2,000	3,399
Northwest Pipe Company (I)	200	5,596
NRW Holdings, Ltd.	518	892
Obayashi Corp.	4,000	19,153
Obrascon Huarte Lain SA	200	6,583
Orion Marine Group, Inc. (I)(L)	300	2,982

99

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction & Engineering (continued)
Outotec OYJ	860	$12,646
PER Aarsleff A/S	90	8,439
Pike Electric Corp.	500	7,115
Polimex-Mostostal SA (I)	26	3
Polnord SA (I)	395	810
Promotora y Operadora de Infraestructura
SAB de CV (I)	1,642	13,241
Punj Lloyd, Ltd.	1,401	1,424
Quanta Services, Inc. (I)	1,800	51,444
Raubex Group, Ltd.	1,042	2,210
Royal Imtech NV (I)	448	5,091
Sacyr Vallehermoso SA (I)	311	566
Samsung Engineering Company, Ltd.	129	14,888
Sanki Engineering Company, Ltd.	2,000	10,790
Severfield Rowen PLC	2,280	1,318
Shikun & Binui, Ltd.	842	1,765
Shimizu Corp.	3,000	9,854
Skanska AB, Series B	2,340	42,345
SNC-Lavalin Group, Inc.	700	29,300
Sterling Construction Company, Inc. (I)	300	3,267
Strabag SE	153	3,430
Sweco AB	449	5,303
Taisei Corp.	6,000	16,697
Toda Corp.	3,000	7,181
Toyo Engineering Corp.	1,000	4,370
Tutor Perini Corp. (I)	700	13,510
UGL, Ltd.	1,131	12,089
United Engineers, Ltd.	2,000	5,134
URS Corp.	1,000	47,410
Veidekke ASA	501	4,002
Vianini Lavori SpA	357	1,530
Vinci SA	1,259	56,781
Wilson Bayly Holmes-Ovcon, Ltd.	416	6,979
YIT OYJ	616	12,846
Yokogawa Bridge Corp.	1,000	8,487
Yongnam Holdings, Ltd.	43,000	9,888

		1,538,025
Electrical Equipment - 0.7%
ABB, Ltd.	467	4,180
ABB, Ltd. (SIX Swiss Exchange)	7,279	164,387
Acuity Brands, Inc.	500	34,675
Alstom SA	788	32,148
AMETEK, Inc.	1,443	62,568
AZZ, Inc.	400	19,280
Belden, Inc.	400	20,660
Bharat Heavy Electricals, Ltd.	2,195	7,217
Brady Corp., Class A	700	23,471
China High Speed Transmission Equipment
Group Company, Ltd. (I)	5,000	2,360
Crompton Greaves, Ltd.	1,545	2,683
Eaton Corp. PLC	3,007	184,179
Eltek ASA	1,541	1,486
Emerson Electric Company	3,256	181,913
Encore Wire Corp.	500	17,510
EnerSys, Inc. (I)	761	34,686
Franklin Electric Company, Inc. (L)	400	13,428
FSP Technology, Inc.	6,079	5,767
Fujikura, Ltd.	4,000	12,693
Furukawa Electric Company, Ltd.	4,000	8,847
Futaba Corp.	600	6,412
Gamesa Corporacion Tecnologica SA	1,673	5,114
Generac Holdings, Inc.	700	24,738
General Cable Corp. (I)	500	18,315

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment (continued)
GrafTech International, Ltd. (I)(L)	1,700	$13,056
Harbin Electric Company, Ltd., H Shares	6,000	4,902
Hubbell, Inc., Class B	400	38,844
Huber & Suhner AG	13	624
II-VI, Inc. (I)	250	4,260
Johnson Electric Holdings, Ltd.	11,000	8,196
Legrand SA	852	37,175
LS Cable, Ltd.	47	3,737
LS Industrial Systems Company, Ltd.	164	9,041
LSI Industries, Inc.	300	2,094
Mabuchi Motor Company, Ltd.	200	10,807
Mersen	322	7,490
Mitsubishi Electric Corp.	6,000	48,950
Neo Holdings Company, Ltd. (I)	85	0
Neo-Neon Holdings, Ltd. (I)	10,000	2,257
Nexans SA	196	9,015
Nidec Corp.	400	23,966
Nippon Carbon Company, Ltd.	1,000	2,347
Nippon Signal Company, Ltd.	800	6,285
Nitto Kogyo Corp.	100	1,485
Nordex AG (I)	111	690
Ormat Industries, Ltd. (I)	811	4,863
Phoenix Mecano AG	4	1,993
Polypore International, Inc. (I)(L)	500	20,090
Powell Industries, Inc. (I)	100	5,257
Powercom Company, Ltd. (I)	5,350	2,243
Prysmian SpA	1,145	23,618
Regal-Beloit Corp.	400	32,624
Rockwell Automation, Inc.	900	77,715
Roper Industries, Inc.	1,000	127,310
Saft Groupe SA	395	10,182
Schneider Electric SA	1,537	112,421
SGL Carbon SE	292	11,493
Somfy SA	32	6,955
Sumitomo Electric Industries, Ltd.	3,500	42,996
SWCC Showa Holdings Company, Ltd. (I)	6,000	5,962
Taihan Electric Wire Company, Ltd. (I)	265	731
The Babcock & Wilcox Company	1,200	34,092
Toyo Tanso Company, Ltd.	200	4,913
Ushio, Inc.	700	7,157
Vacon PLC	122	8,228
Vestas Wind Systems A/S (I)(L)	992	7,985
Vicor Corp. (I)	200	994
Walsin Lihwa Corp. (I)	39,000	11,231
XP Power, Ltd.	131	2,518
Zhuzhou CSR Times Electric Company, Ltd.,
H Shares	4,000	11,389
Zumtobel AG	627	7,239

		1,706,137
Industrial Conglomerates - 1.2%
3M Company	2,900	308,299
Aditya Birla Nuvo, Ltd.	491	8,826
Alfa SAB de CV, Class A	18,000	44,039
Bakrie & Brothers Tbk PT (I)	1,496,000	7,697
Beijing Enterprises Holdings, Ltd.	4,000	30,846
Berjaya Corp. BHD	16,100	2,678
Bidvest Group, Ltd.	1,357	35,766
Carlisle Companies, Inc.	600	40,674
Chongqing Machinery & Electric
Company, Ltd., H Shares	4,000	573
CIR-Compagnie Industriali Riunite SpA	2,773	2,773
Citic Pacific, Ltd.	6,000	7,835
CJ Corp.	119	15,559

100

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial Conglomerates (continued)
Clal Industries & Investments, Ltd.	576	$2,248
CSR, Ltd.	6,720	14,450
Daetwyler Holding AG	23	2,547
Danaher Corp.	3,200	198,880
DCC PLC	645	22,699
Dogan Sirketler Grubu Holdings AS (I)	10,683	6,321
Doosan Corp.	85	9,824
Enka Insaat ve Sanayi AS	2,091	6,470
Far Eastern New Century Corp.	12,588	12,939
General Electric Company	53,060	1,226,747
Grupo Carso SAB de CV, Series A1	5,200	28,991
Hutchison Whampoa, Ltd.	8,000	83,754
Ihlas Holding AS (I)	8,301	3,810
Indus Holding AG	334	10,322
Jaiprakash Associates, Ltd.	3,873	4,716
Katakura Industries Company, Ltd.	700	8,620
Keihan Electric Railway Company, Ltd.	3,000	13,353
Keppel Corp., Ltd.	3,700	33,477
Koninklijke Philips Electronics NV	4,947	147,018
LG Corp.	343	19,995
MAX India, Ltd.	1,717	7,150
NWS Holdings, Ltd.	9,672	17,344
Raven Industries, Inc. (L)	600	20,166
Reunert, Ltd.	873	7,287
Rheinmetall AG	298	13,796
Samsung Techwin Company, Ltd.	171	10,123
Schouw & Company A/S	100	3,462
SembCorp Industries, Ltd.	4,000	16,761
Shanghai Industrial Holdings, Ltd.	4,000	12,552
Shun Tak Holdings, Ltd.	16,500	8,869
Siemens AG	306	32,965
Siemens AG, ADR (L)	2,430	261,954
Sime Darby BHD	9,700	29,021
SK Holdings Company, Ltd.	178	26,917
SM Investments Corp.	610	16,671
Smiths Group PLC	1,557	29,839
Sonae	3,327	2,987
Turkiye Sise ve Cam Fabrikalari AS	4,366	7,407

		2,888,017
Machinery - 2.1%
Aalberts Industries NV	535	11,986
Actuant Corp., Class A (L)	500	15,310
AG Growth International, Inc.	87	2,835
AGCO Corp.	800	41,696
Aida Engineering, Ltd.	1,000	8,115
Alamo Group, Inc.	400	15,300
Albany International Corp., Class A	400	11,560
Alfa Laval AB	1,396	32,255
Altra Holdings, Inc.	300	8,166
American Railcar Industries, Inc.	400	18,696
Andritz AG	368	24,709
Ashok Leyland, Ltd.	3,312	1,343
Atlas Copco AB, Series A	1,661	47,330
Atlas Copco AB, Series B	1,113	28,222
ATS Automation Tooling Systems, Inc. (I)	1,702	16,587
Bando Chemical Industries, Ltd.	1,000	3,183
Barnes Group, Inc.	700	20,251
Beijer Alma AB	96	2,118
Blount International, Inc. (I)	500	6,690
Bobst Group AG (I)	236	7,717
Bodycote PLC	1,394	11,396
Bradken, Ltd.	1,082	7,379
Briggs & Stratton Corp. (L)	400	9,920

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Bucher Industries AG	51	$11,809
Burckhardt Compression Holding AG	20	7,490
Cargotec Corp. OYJ	270	8,313
Caterpillar, Inc.	3,200	278,304
Chart Industries, Inc. (I)(L)	600	48,006
China Automation Group, Ltd.	13,000	2,932
China National Materials Company, Ltd.,
H Shares	11,000	2,942
Chugai Ro Company, Ltd.	1,000	2,650
CIRCOR International, Inc.	300	12,750
CLARCOR, Inc.	365	19,119
CNH Global NV	619	25,577
Colfax Corp. (I)(L)	773	35,975
Columbus McKinnon Corp. (I)	500	9,625
Concentric AB	1,200	12,821
Conzzeta Holding AG	3	5,881
Cosco Corp. Singapore, Ltd.	10,000	7,371
Crane Company	400	22,344
CSR Corp., Ltd., H Shares	6,000	4,268
Cummins, Inc.	808	93,574
Daifuku Company, Ltd.	1,500	12,249
Danieli & C Officine Meccaniche SpA	270	6,841
Deere & Company (L)	1,900	163,362
Deutz AG (I)	380	1,999
Donaldson Company, Inc.	600	21,714
Doosan Infracore Company, Ltd. (I)	830	11,739
Dover Corp.	1,800	131,184
Ebara Corp.	4,000	15,977
EnPro Industries, Inc. (I)(L)	300	15,351
ESCO Technologies, Inc.	400	16,344
Faiveley Transport	97	6,142
FANUC Corp.	600	92,308
Federal Signal Corp. (I)	1,100	8,954
Fenner PLC	3,040	17,983
Fiat Industrial SpA	3,942	44,365
First Tractor Company, Ltd., H Shares (I)	10,000	8,908
Flowserve Corp.	500	83,855
FreightCar America, Inc.	100	2,182
Fujitec Company, Ltd.	1,000	10,025
Furukawa Company, Ltd.	3,000	3,430
Gardner Denver, Inc.	500	37,555
GEA Group AG	875	28,862
Georg Fischer AG	30	12,722
Gildemeister AG	397	8,345
Glory, Ltd.	500	11,999
Graco, Inc.	600	34,818
Graham Corp.	300	7,422
Greenbrier Companies, Inc. (I)(L)	300	6,813
Haldex AB	1,200	7,165
Hanjin Heavy Industries &
Construction Company, Ltd. (I)	558	4,489
Hanjin Heavy Industries & Construction
Holdings Company, Ltd.	120	714
Harsco Corp.	1,100	27,247
Heidelberger Druckmaschinen AG (I)	2,635	6,073
Hitachi Construction
Machinery Company, Ltd.	400	8,607
Hitachi Koki Company, Ltd.	800	6,602
Hitachi Zosen Corp.	7,500	12,567
Hyster-Yale Materials Handling, Inc.	200	11,418
Hyundai Heavy Industries Company, Ltd.	170	32,859
Hyundai Mipo Dockyard	82	8,559
IDEX Corp. (L)	500	26,710

101

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
IHI Corp.	9,000	$27,397
Illinois Tool Works, Inc.	2,300	140,162
IMI PLC	2,326	45,803
Ingersoll-Rand PLC	1,900	104,519
Interpump SpA	762	5,971
Invensys PLC	5,363	28,693
Iochpe-Maxion SA	800	10,507
Iseki & Company, Ltd.	3,000	10,683
ITT Corp.	800	22,744
Jain Irrigation Systems, Ltd.	1,975	2,248
Jaya Holdings, Ltd.	8,000	4,449
John Bean Technologies Corp.	343	7,117
Joy Global, Inc.	617	36,724
JTEKT Corp.	1,000	9,473
Kadant, Inc.	100	2,500
Kawasaki Heavy Industries, Ltd.	7,000	22,201
Kaydon Corp.	500	12,790
Kennametal, Inc.	574	22,409
Kitz Corp.	1,000	5,220
Komatsu, Ltd.	2,900	69,212
Komori Corp.	700	7,386
Kone OYJ	614	48,406
Konecranes OYJ	207	6,858
Krones AG	110	7,807
Kubota Corp.	3,000	43,494
KUKA AG (I)	423	18,457
Kurita Water Industries, Ltd.	700	15,523
LB Foster Company, Class A	200	8,858
Lincoln Electric Holdings, Inc.	800	43,344
Lindsay Corp.	200	17,636
Lonking Holdings, Ltd.	24,000	5,514
Lydall, Inc. (I)	600	9,210
Makino Milling Machine Company, Ltd.	1,000	6,233
Makita Corp.	400	17,834
MAN SE	223	23,993
Meidensha Corp.	2,000	6,046
Melrose Industries PLC	7,542	30,440
Meritor, Inc. (I)	1,100	5,203
Met-Pro Corp.	200	2,066
Metka SA	436	5,684
Metso OYJ	922	39,391
Meyer Burger Technology AG (I)	313	2,466
Middleby Corp. (I)	200	30,430
Miller Industries, Inc. (L)	300	4,815
Minebea Company, Ltd.	2,000	6,872
Mitsubishi Heavy Industries, Ltd.	11,000	63,672
Mitsuboshi Belting Company, Ltd.	1,000	5,326
Morgan Crucible Company PLC	2,337	10,042
Mori Seiki Company, Ltd.	400	4,892
Mueller Industries, Inc.	395	21,050
Mueller Water Products, Inc., Class A	1,800	10,674
Nabtesco Corp.	400	8,209
Nachi-Fujikoshi Corp.	1,000	4,307
NGK Insulators, Ltd.	1,000	10,670
Nippon Thompson Company, Ltd.	1,000	5,131
Nitto Kohki Company, Ltd.	300	5,763
NKT Holding A/S	153	5,683
Nordson Corp.	600	39,570
Noritake Company, Ltd.	1,000	2,475
NTN Corp.	3,000	8,062
OC Oerlikon Corp. AG	1,126	13,399
OSG Corp.	400	5,527
Oshkosh Corp. (I)	900	38,241

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Otto Marine, Ltd. (I)	21,000	$1,480
PACCAR, Inc.	1,456	73,615
Pall Corp. (L)	900	61,533
Parker Hannifin Corp.	900	82,422
Pentair, Ltd.	506	26,692
Pfeiffer Vacuum Technology AG	50	5,517
PMFG, Inc. (I)	100	617
Rational AG	25	7,516
Rieter Holding AG	46	7,810
Rotork PLC	289	12,780
Ryobi, Ltd.	1,000	2,488
Samsung Heavy Industries Company, Ltd.	740	23,402
Sandvik AB	2,650	40,894
Sauer-Danfoss, Inc.	300	17,529
Scania AB, Series B	1,474	30,932
Schindler Holding AG, Registered Shares	88	12,558
Schweiter Technologies AG	26	16,073
SembCorp Marine, Ltd.	2,000	7,162
Semperit AG Holding	67	2,588
Senior PLC	2,247	8,160
Shima Seiki Manufacturing, Ltd.	400	9,057
Sinotruk Hong Kong, Ltd.	3,000	1,622
Sintokogio, Ltd.	600	5,423
SKF AB, B Shares	2,021	49,449
SMC Corp.	200	38,857
Snap-on, Inc.	500	41,350
Spirax-Sarco Engineering PLC	456	18,673
SPX Corp.	600	47,376
Standex International Corp.	100	5,522
Stanley Black & Decker, Inc.	1,656	134,086
STX Corp. Company, Ltd.	484	3,019
STX Engine Company, Ltd. (I)	440	3,067
STX Offshore &
Shipbuilding Company, Ltd. (I)	430	2,567
Sulzer AG	175	29,972
Sumitomo Heavy Industries, Ltd.	4,000	15,863
Swisslog Holding AG	5,374	6,965
Tecumseh Products Company, Class A (I)	100	872
Tennant Company	100	4,856
Terex Corp. (I)	1,200	41,304
The Gorman-Rupp Company	373	11,209
The Japan Steel Works, Ltd.	2,000	10,596
The Manitowoc Company, Inc.	1,600	32,896
The Toro Company	800	36,832
The Weir Group PLC	1,008	34,693
THK Company, Ltd.	600	11,899
Timken Company	1,100	62,238
Titan International, Inc.	525	11,067
Torishima Pump Manufacturing Company, Ltd.	200	1,626
Toromont Industries, Ltd.	500	11,473
Trelleborg AB, Series B	939	12,902
Trimas Corp. (I)	500	16,235
Trinity Industries, Inc. (L)	1,000	45,330
Tsubakimoto Chain Company, Ltd.	1,000	5,150
Union Tool Company, Ltd.	100	2,053
United Tractors Tbk PT	5,053	9,483
Vallourec SA	550	26,464
Valmont Industries, Inc.	200	31,454
Vesuvius PLC	3,162	17,019
Volvo AB, Series A	2,127	30,976
Volvo AB, Series B	4,958	72,243
Vossloh AG	56	5,602
WABCO Holdings, Inc. (I)	400	28,236

102

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Wabtec Corp.	400	$40,844
Wacker Neuson SE	190	2,751
Wartsila OYJ Abp	1,392	62,799
Watts Water Technologies, Inc., Class A	600	28,794
WEG SA	1,400	18,145
Weichai Power Company, Ltd., H Shares	1,200	4,026
Woodward, Inc. (L)	900	35,784
Xylem, Inc.	1,692	46,632
Yangzijiang Shipbuilding Holdings, Ltd.	14,000	10,974
Zardoya Otis SA	1,278	17,092
Zoomlion Heavy Industry Science and
Technology Company, Ltd., H Shares	4,200	5,091

		4,910,730
Marine - 0.1%
A.P. Moeller Maersk A/S, Series A	4	31,417
China COSCO Holdings Company, Ltd.,
H Shares (I)	18,500	8,803
China Shipping Development Company, Ltd.,
H Shares	10,000	4,849
Cia Sud Americana de Vapores SA (I)	7,688	779
D/S Norden A/S	64	2,069
DFDS A/S	36	2,123
Genco Shipping & Trading, Ltd. (I)(L)	300	864
Golden Ocean Group, Ltd. (I)	4,000	3,889
Grindrod, Ltd.	3,074	6,688
Hanjin Shipping Company, Ltd. (I)	826	7,845
Hanjin Shipping Holdings Company, Ltd. (I)	98	476
Hyundai Merchant Marine Company, Ltd. (I)	144	1,859
Iino Kaiun Kaisha, Ltd.	1,300	9,809
International Shipholding Corp.	200	3,640
Kawasaki Kisen Kaisha, Ltd. (I)	5,000	10,700
Kirby Corp. (I)	600	46,080
Kuehne & Nagel International AG	166	18,129
Malaysian Bulk Carriers BHD	1,700	868
Matson, Inc.	400	9,840
Mermaid Marine Australia, Ltd.	601	2,363
MISC BHD (I)	6,240	10,808
Mitsui O.S.K. Lines, Ltd. (I)	7,000	23,201
Neptune Orient Lines, Ltd. (I)	7,000	6,712
Nippon Yusen KK	11,000	28,326
Orient Overseas International, Ltd.	1,500	10,165
Pacific Basin Shipping, Ltd.	14,000	8,339
Sinotrans Shipping, Ltd.	15,500	4,146
STX Pan Ocean Company, Ltd. (I)	870	3,574
Trada Maritime Tbk PT (I)	99,000	14,171
Trencor, Ltd.	1,264	9,904
U-Ming Marine Transport Corp.	4,000	6,176
Wan Hai Lines, Ltd. (I)	8,820	4,680
Wilh Wilhelmsen Holding ASA, Class A	150	4,337

		307,629
Professional Services - 0.5%
Acacia Research Corp. (I)	313	9,443
Adcorp Holdings, Ltd.	858	2,847
Adecco SA	866	47,485
AF AB	518	15,326
ALS, Ltd.	2,425	26,543
Barrett Business Services, Inc.	312	16,430
Brunel International NV	211	8,934
Bureau Veritas SA	188	23,410
Capita PLC	2,953	40,412
CBIZ, Inc. (I)	900	5,742
CDI Corp.	200	3,440

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Professional Services (continued)
CRA International, Inc. (I)	300	$6,711
Equifax, Inc.	1,000	57,590
Experian PLC	4,400	76,521
Exponent, Inc.	200	10,788
FTI Consulting, Inc. (I)	400	15,064
GP Strategies Corp. (I)	499	11,906
Hays PLC	14,281	21,004
Heidrick & Struggles International, Inc.	300	4,485
Hill International, Inc. (I)	800	2,392
Hudson Global, Inc. (I)	200	788
Huron Consulting Group, Inc. (I)	300	12,096
ICF International, Inc. (I)	200	5,440
IHS, Inc., Class A (I)	500	52,360
Insperity, Inc.	300	8,511
Intertek Group PLC	687	35,493
Kelly Services, Inc., Class A	400	7,472
Kforce, Inc.	400	6,548
Korn/Ferry International (I)	800	14,288
ManpowerGroup, Inc.	727	41,235
McMillan Shakespeare, Ltd.	251	3,854
Meitec Corp.	500	12,650
Michael Page International PLC	1,081	6,955
Morneau Shepell, Inc.	300	3,860
Navigant Consulting Company (I)	1,000	13,140
Nielsen Holdings NV	1,900	68,058
On Assignment, Inc. (I)	600	15,186
Poyry OYJ (I)	603	3,349
Proffice AB	946	3,603
Randstad Holdings NV	513	21,023
Resources Connection, Inc.	700	8,890
Robert Half International, Inc.	800	30,024
RPX Corp. (I)	400	5,644
Seek, Ltd.	1,533	16,143
SGS SA	23	56,507
Stantec, Inc.	200	8,822
Sthree PLC	2,216	11,693
Teleperformance SA	626	26,687
The Advisory Board Company (I)	200	10,504
The Corporate Executive Board Company	400	23,264
The Dun & Bradstreet Corp. (L)	300	25,095
Towers Watson & Company, Class A	700	48,524
TrueBlue, Inc. (I)	500	10,570
USG People NV	994	8,555
Verisk Analytics, Inc., Class A (I)	1,000	61,630
Volt Information Sciences, Inc. (I)	500	4,175
VSE Corp.	100	2,499
W.S. Atkins PLC	1,648	22,860

		1,124,468
Road & Rail - 0.9%
All America Latina Logistica SA	3,400	16,926
Amerco, Inc.	150	26,031
Arkansas Best Corp.	300	3,504
Asciano, Ltd.	5,940	34,733
Aurizon Holdings, Ltd.	540	2,275
Avis Budget Group, Inc. (I)(L)	1,500	41,745
Canadian National Railway Company	1,100	110,558
Canadian Pacific Railway, Ltd. (L)	1,000	130,472
Celadon Group, Inc.	300	6,258
Central Japan Railway Company, Ltd.	400	42,276
ComfortDelGro Corp., Ltd.	13,000	20,045
Con-way, Inc.	800	28,168
Container Corp of India	286	5,404
CSX Corp.	5,073	124,948

103

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Road & Rail (continued)
DSV A/S, ADR	974	$23,581
East Japan Railway Company	1,000	82,313
Evergreen International Storage
& Transport Corp.	6,000	4,136
FirstGroup PLC	4,847	14,865
Genesee & Wyoming, Inc., Class A (I)	300	27,933
Go-Ahead Group PLC	280	6,261
Hankyu Hanshin Holdings, Inc.	5,000	30,201
Hertz Global Holdings, Inc. (I)	3,900	86,814
Hitachi Transport System, Ltd.	600	9,495
J.B. Hunt Transport Services, Inc.	700	52,136
Kansas City Southern	1,200	133,080
Keikyu Corp.	2,000	20,892
Keio Corp.	2,000	17,190
Kintetsu Corp. (L)	6,000	27,965
Landstar System, Inc.	400	22,836
Localiza Rent a Car SA	600	10,778
Marten Transport, Ltd.	400	8,052
MTR Corp., Ltd.	4,659	18,539
Nagoya Railroad Company, Ltd.	4,000	12,859
Nankai Electric Railway Company, Ltd.	3,000	12,749
National Express Group PLC	3,933	12,255
Nippon Express Company, Ltd.	4,000	19,202
Nishi-Nippon Railroad Company, Ltd.	3,000	12,384
Norfolk Southern Corp.	1,828	140,902
Northgate PLC	771	3,667
Odakyu Electric Railway Company, Ltd.	2,000	24,933
Old Dominion Freight Line, Inc. (I)	1,332	50,882
P.A.M. Transportation Services, Inc.	300	3,177
Ryder Systems, Inc.	400	23,900
Saia, Inc. (I)	300	10,851
Sankyu, Inc.	3,000	13,594
Senko Company, Ltd.	1,000	5,222
Shin-Keisei Electric Railway Company, Ltd.	1,000	4,243
SMRT Corp., Ltd.	4,000	5,096
Sotetsu Holdings, Inc.	3,000	11,206
Stagecoach Group PLC	2,185	10,318
Tegma Gestao Logistica	700	11,133
Tobu Railway Company, Ltd.	5,000	28,699
Tokyu Corp.	4,000	29,619
TransForce, Inc.	1,100	23,714
Transport International Holdings, Ltd.	2,800	6,287
Union Pacific Corp.	2,300	327,543
Universal Truckload Services, Inc. (I)	100	2,333
USA Truck, Inc. (I)	200	982
Werner Enterprises, Inc. (L)	900	21,726
West Japan Railway Company	400	19,248

		2,039,134
Trading Companies & Distributors - 0.6%
Aceto Corp.	700	7,749
Adani Enterprises, Ltd.	790	2,956
AddTech AB	180	5,986
Aircastle, Ltd.	1,100	15,048
AKR Corporindo Tbk PT	14,500	7,469
Applied Industrial Technologies, Inc.	500	22,500
Ashtead Group PLC	2,287	20,464
B&B Tools AB	25	326
Barloworld, Ltd.	2,065	21,523
BayWa AG	220	10,372
BE Group AB	1,490	4,166
Beacon Roofing Supply, Inc. (I)(L)	500	19,330
BlueLinx Holdings, Inc. (I)	756	2,155
Brenntag AG	143	22,333

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trading Companies & Distributors (continued)
Bunzl PLC	2,412	$47,568
CAI International, Inc. (I)	502	14,468
Chaoyue Group, Ltd. (I)	45,000	1,975
Citic Resources Holdings, Ltd. (I)	11,500	1,548
Cramo OYJ	622	7,723
Daewoo International Corp.	296	10,326
DXP Enterprises, Inc. (I)	200	14,940
Emeco Holdings, Ltd.	4,324	2,839
Eqstra Holdings, Ltd.	4,732	3,428
Fastenal Company	1,500	77,025
Finning International, Inc.	900	22,424
G & L Beijer AB	110	2,030
GATX Corp.	400	20,788
Grafton Group PLC	1,533	10,051
H&E Equipment Services, Inc.	470	9,588
Hanwa Company, Ltd.	2,000	7,140
Inabata & Company, Ltd.	1,600	11,922
ITOCHU Corp.	5,600	68,693
Jacquet Metal Service	172	2,029
Japan Pulp & Paper Company, Ltd.	1,000	3,194
Kaman Corp.	200	7,094
Kanematsu Corp. (I)	5,000	6,716
Kloeckner & Company SE (I)	742	10,514
Kuroda Electric Company, Ltd.	300	3,588
Lavendon Group PLC	5,310	14,559
Lawson Products, Inc. (I)	300	5,274
LG International Corp.	310	11,770
Marubeni Corp.	5,000	38,232
Mitsubishi Corp.	5,800	108,964
Mitsui & Company, Ltd., ADR	300	83,700
MSC Industrial Direct Company, Inc., Class A	300	25,734
Nagase & Company, Ltd.	1,000	12,393
Noble Group, Ltd.	16,000	15,721
PaperlinX, Ltd. (I)	2,943	268
Ramirent OYJ	637	6,043
Reece Australia, Ltd.	862	21,531
Rexel SA	856	18,689
Rush Enterprises, Inc., Class A (I)	500	12,060
Russel Metals, Inc.	700	19,887
Samsung C&T Corp.	554	34,229
Seven Group Holdings, Ltd.	755	7,791
SIG PLC	6,281	15,187
SK Networks Company, Ltd.	860	5,875
Sumitomo Corp.	4,100	51,710
TAL International Group, Inc.	700	31,717
Textainer Group Holdings, Ltd.	600	23,730
Titan Machinery, Inc. (I)	400	11,100
Toyota Tsusho Corp.	600	15,382
Travis Perkins PLC	1,035	22,925
United Rentals, Inc. (I)(L)	1,103	60,632
W.W. Grainger, Inc.	267	60,070
Watsco, Inc. (L)	400	33,672
WESCO International, Inc. (I)(L)	400	29,044
Wolseley PLC	1,878	93,854

		1,421,731
Transportation Infrastructure - 0.2%
Abertis Infraestructuras SA	1,455	24,565
Airports of Thailand PCL	1,900	7,948
Anhui Expressway Company, Ltd., H Shares	4,000	2,054
Ansaldo STS SpA	546	5,480
Arteris SA	1,000	11,164
Atlantia SpA	1,339	21,212
Auckland International Airport, Ltd.	8,072	19,883

104

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Transportation Infrastructure (continued)
Australian Infrastructure Fund	5,379	$17,143
BBA Aviation PLC	4,353	17,089
Beijing Capital International Airport
Company, Ltd., H Shares	26,000	18,800
CCR SA	2,900	29,621
China Merchants Holdings
International Company, Ltd.	6,458	21,280
COSCO Pacific, Ltd.	8,000	11,615
EcoRodovias Infraestrutura e Logistica SA	1,500	12,879
Flughafen Wien AG	263	15,680
Flughafen Zuerich AG	34	15,825
Groupe Eurotunnel SA	3,239	25,810
Grupo Aeroportuario del Sureste SAB
de CV, ADR (L)	160	21,867
Hamburger Hafen und Logistik AG	130	2,838
Hopewell Highway Infrastructure, Ltd.	12,600	6,242
Jasa Marga Tbk PT	18,000	11,034
Jiangsu Expressway, Ltd., H Shares	10,000	10,050
Koninklijke Vopak NV	230	13,873
LLX Logistica SA (I)	587	610
Malaysia Airports Holdings BHD	3,300	6,190
Mitsubishi Logistics Corp.	1,000	18,558
Mitsui-Soko Company, Ltd.	1,000	6,212
Nissin Corp.	3,000	8,631
Novorossiysk Commercial Sea Trade Port
PJSC, GDR	448	3,721
Port of Tauranga, Ltd.	651	7,515
Santos Brasil Participacoes SA	600	8,819
SATS, Ltd.	3,920	9,614
Shenzhen International Holdings, Ltd.	45,000	5,355
Sociedad Matriz SAAM SA (I)	8,586	983
TAV Havalimanlari Holding AS (I)	958	6,174
Transurban Group	4,457	29,625
Veripos, Inc. (I)	152	574
Yuexiu Transport Infrastructure, Ltd.	5,640	2,956
Zhejiang Expressway Company, Ltd., H Shares	12,000	9,473

		468,962

		23,012,638
Information Technology - 8.8%
Communications Equipment - 0.9%
Accton Technology Corp.	15,535	9,103
ADTRAN, Inc.	500	9,825
ADVA Optical Networking SE (I)	1,343	6,214
Aiphone Company, Ltd.	400	6,819
Alcatel-Lucent (I)	11,778	15,904
Alcatel-Lucent, ADR (I)	1,300	1,729
Anaren, Inc. (I)	300	5,817
Arris Group, Inc. (I)	950	16,312
Aruba Networks, Inc. (I)	900	22,266
Ascom Holding AG	647	7,877
Aviat Networks, Inc. (I)	800	2,696
Axis Communications AB (L)	628	16,338
Bel Fuse, Inc., Class B	300	4,683
Black Box Corp.	200	4,362
Brocade Communications Systems, Inc. (I)	4,000	23,080
BYD Electronic International Company, Ltd.	7,000	2,141
CalAmp Corp. (I)	821	9,006
Calix, Inc. (I)	600	4,890
Ceragon Networks, Ltd. (I)	362	1,580
Cisco Systems, Inc.	28,450	594,890
Comba Telecom Systems Holdings, Ltd.	12,000	4,078
Comtech Telecommunications Corp. (L)	200	4,856

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications Equipment (continued)
CyberTAN Technology, Inc.	5,000	$4,176
D-Link Corp.	7,980	4,646
Digi International, Inc. (I)	500	4,465
DragonWave, Inc. (I)	700	1,109
EchoStar Corp., Class A (I)	500	19,485
Emulex Corp. (I)	1,300	8,489
EVS Broadcast Equipment SA	233	14,971
EXFO, Inc. (NASDAQ Exchange) (I)	55	279
Extreme Networks, Inc. (I)	1,700	5,729
F5 Networks, Inc. (I)	500	44,540
Finisar Corp. (I)(L)	600	7,914
Gemtek Technology Corp.	5,252	6,631
Gigaset AG (I)	1,047	1,305
Globecomm Systems, Inc. (I)	400	4,804
Grupo Ezentis SA (I)	9,929	1,699
Harmonic, Inc. (I)	1,700	9,843
Harris Corp.	1,000	46,340
HTC Corp.	2,661	21,755
ICOM, Inc.	300	7,638
Infinera Corp. (I)(L)	900	6,300
Ixia (I)	800	17,312
JDS Uniphase Corp. (I)	1,500	20,055
Juniper Networks, Inc. (I)	3,800	70,452
KVH Industries, Inc. (I)	200	2,714
Loral Space & Communications, Inc.	200	12,376
Motorola Solutions, Inc.	1,361	87,145
NETGEAR, Inc. (I)(L)	500	16,755
Nokia OYJ (L)	11,802	38,552
Nokia OYJ, ADR (L)	6,154	20,185
Oplink Communications, Inc. (I)	300	4,920
Pace PLC	2,180	8,083
Plantronics, Inc. (L)	300	13,257
Polycom, Inc. (I)	1,300	14,404
QUALCOMM, Inc.	7,200	482,040
Research In Motion, Ltd. (I)(L)	2,300	34,165
Riverbed Technology, Inc. (I)	1,123	16,744
Sandvine Corp. (I)	1,900	3,759
Sonus Networks, Inc. (I)	200	518
Spirent Communications PLC	3,276	7,352
Symmetricom, Inc. (I)	900	4,086
TCL Communication
Technology Holdings, Ltd.	10,000	2,972
Telefonaktiebolaget LM Ericsson, A Shares	336	4,092
Telefonaktiebolaget LM Ericsson, B Shares	10,303	128,555
Tellabs, Inc.	5,200	10,868
Telular Corp.	700	7,042
TKH Group NV	170	4,411
Unizyx Holding Corp.	6,000	2,946
ViaSat, Inc. (I)(L)	400	19,376
VTech Holdings, Ltd.	1,000	12,232
Wi-LAN, Inc.	1,000	4,056
Wistron NeWeb Corp.	2,203	3,759
Zinwell Corp.	4,000	3,258
ZTE Corp., H Shares	3,520	6,183

		2,081,208
Computers & Peripherals - 1.5%
3D Systems Corp. (I)(L)	600	19,344
Acer, Inc. (I)	10,287	8,951
Apple, Inc.	5,000	2,213,150
Asia Vital Components Company Ltd.	1,048	541
Asustek Computer, Inc.	2,011	23,956
Avid Technology, Inc. (I)	800	5,016
Bull SA (I)	1,340	5,244

105

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Computers & Peripherals (continued)
Catcher Technology Company, Ltd.	1,720	$7,751
Clevo Company	5,402	7,994
CMC Magnetics Corp. (I)	50,000	8,815
Compal Electronics, Inc.	16,575	11,723
Cray, Inc. (I)	400	9,284
Dell, Inc.	7,627	109,295
Diebold, Inc. (L)	574	17,404
Eizo Nanao Corp.	100	1,769
Electronics for Imaging, Inc. (I)	500	12,680
EMC Corp. (I)	8,495	202,946
Foxconn Technology Company, Ltd.	4,298	11,874
Fujitsu, Ltd.	7,000	29,226
Gemalto NV	679	59,256
Gigastorage Corp.	6,895	4,947
Hewlett-Packard Company	10,256	244,503
Imation Corp. (I)	600	2,292
Immersion Corp. (I)	300	3,522
Intermec, Inc. (I)(L)	1,300	12,779
Intevac, Inc. (I)	131	618
Inventec Corp.	21,337	8,036
Lenovo Group, Ltd.	28,000	27,886
Lexmark International, Inc., Class A	765	20,196
Lite-On Technology Corp.	14,447	23,447
Logitech International SA (L)	1,458	9,883
Micro-Star International Company, Ltd.	7,642	3,615
Mitac International Corp.	14,559	5,373
NCR Corp. (I)	679	18,713
NEC Corp.	15,000	40,088
NetApp, Inc. (I)	1,551	52,982
Pegatron Corp. (I)	10,642	16,385
Qisda Corp. (I)	11,000	2,741
QLogic Corp. (I)	1,000	11,600
Quanta Computer, Inc.	8,080	17,847
Rimage Corp. (I)	200	1,804
Ritek Corp. (I)	45,359	5,867
SanDisk Corp. (I)	1,500	82,500
Seagate Technology PLC	2,300	84,088
Silicon Graphics International Corp. (I)	600	8,250
STEC, Inc. (I)	700	3,094
Stratasys, Ltd. (I)	119	8,832
Super Micro Computer, Inc. (I)	200	2,258
Synaptics, Inc. (I)(L)	500	20,345
Toshiba Corp.	11,000	56,007
Western Digital Corp.	2,000	100,560
Wincor Nixdorf AG	298	14,806
Wistron Corp.	14,360	15,774

		3,697,857
Electronic Equipment, Instruments & Components - 0.9%
Agilysys, Inc. (I)	300	2,982
Alps Electric Company, Ltd.	1,200	7,910
Amphenol Corp., Class A	965	72,037
Anixter International, Inc.	300	20,976
Anritsu Corp.	1,000	15,654
Arrow Electronics, Inc. (I)	900	36,558
AU Optronics Corp. (I)	11,000	4,809
AU Optronics Corp., ADR (I)(L)	4,523	19,449
Avnet, Inc. (I)	1,200	43,440
AVX Corp.	1,300	15,470
Badger Meter, Inc.	200	10,704
Barco NV	80	7,003
Benchmark Electronics, Inc. (I)	700	12,614
Canon Electronics, Inc.	200	3,978
Career Technology MFG. Company, Ltd.	3,000	3,846

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Celestica, Inc. (I)	1,400	$11,301
Checkpoint Systems, Inc. (I)	600	7,836
Cheng Uei Precision Industry Company, Ltd.	5,253	9,953
Chin-Poon Industrial Company, Ltd.	9,000	10,605
China Aerospace International Holdings, Ltd.	76,000	7,446
Chroma ATE, Inc.	2,080	5,027
Chunghwa Picture Tubes, Ltd. (I)	29,162	1,115
Citizen Holdings Company, Ltd.	1,800	9,212
Cognex Corp.	400	16,860
Coherent, Inc.	260	14,752
Compeq Manufactuing Company	5,000	1,838
Corning, Inc.	9,800	130,634
CTS Corp.	400	4,176
Daeduck Electronics Company	100	1,010
Daiwabo Holdings Company, Ltd.	5,000	9,222
Daktronics, Inc.	800	8,400
Datalogic SpA	499	3,857
DataTec, Ltd.	2,172	11,932
Delta Electronics, Inc.	6,241	26,188
Digital China Holdings, Ltd.	6,000	8,117
Diploma PLC	2,172	18,554
Dolby Laboratories, Inc., Class A (L)	500	16,780
Domino Printing Sciences PLC	631	6,149
DTS, Inc. (I)	353	5,870
Electro Rent Corp.	500	9,270
Electro Scientific Industries, Inc.	400	4,420
Electrocomponents PLC	2,084	7,979
Elite Material Company	5,123	5,155
Everlight Electronics Company, Ltd.	3,000	4,864
Evertz Technologies, Ltd.	154	2,383
FEI Company	500	32,275
FLIR Systems, Inc.	1,079	28,065
FUJIFILM Holdings Corp.	2,100	41,596
GSI Group, Inc. (I)	459	3,915
Halma PLC	2,484	19,565
HannStar Display Corp. (I)	45,000	6,986
Hexagon AB	1,811	49,393
Hi Sun Technology China, Ltd. (I)	15,000	1,785
Hirose Electric Company, Ltd.	100	13,197
Hitachi, Ltd.	1,000	5,832
Hitachi, Ltd., ADR	1,400	81,060
Holy Stone Enterprise Company, Ltd.	7,643	7,003
Hon Hai Precision Industry Company, Ltd.	31,018	86,123
Horiba, Ltd.	400	12,645
Hosiden Corp.	1,100	6,485
Hoya Corp.	1,200	22,574
Ibiden Company, Ltd.	900	14,090
Inficon Holding AG	15	4,425
Ingenico SA	279	16,541
Ingram Micro, Inc., Class A (I)	1,050	20,664
Innolux Corp. (I)	34,489	21,327
Insight Enterprises, Inc. (I)	400	8,248
Inspur International, Ltd.	45,000	1,740
IPG Photonics Corp. (L)	400	26,564
Itron, Inc. (I)(L)	600	27,840
Jabil Circuit, Inc.	2,000	36,960
Jenoptik AG	706	7,290
Ju Teng International Holdings, Ltd.	10,000	6,292
Keyence Corp.	120	36,866
Kingboard Chemical Holdings, Ltd.	4,500	12,888
Kingboard Laminates Holdings, Ltd.	16,000	7,056
Koa Corp.	800	7,666

106

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Kudelski SA	786	$10,353
Kyocera Corp., ADR (L)	600	54,870
Laird PLC	1,534	5,081
LEM Holding SA	8	4,966
LG Display Company, Ltd. (I)	1,140	33,246
LG Display Company, Ltd., ADR (I)(L)	600	8,754
LG Innotek Company, Ltd. (I)	123	8,644
Littelfuse, Inc.	300	20,355
Measurement Specialties, Inc. (I)	300	11,931
Mercury Computer Systems, Inc. (I)	500	3,685
Methode Electronics, Inc.	400	5,152
Micronic Laser Systems AB (I)	2,274	4,987
Mitsumi Electric Company, Ltd. (I)	800	4,444
Molex, Inc. (L)	900	26,352
Molex, Inc., Class A	500	12,060
MTS Systems Corp. (L)	200	11,630
Multi-Fineline Electronix, Inc. (I)	300	4,629
Murata Manufacturing Company, Ltd.	600	45,339
Nan Ya Printed Circuit Board Corp.	2,000	2,179
National Instruments Corp.	850	27,838
Newport Corp. (I)	400	6,768
Nichicon Corp.	100	858
Nihon Dempa Kogyo Company, Ltd.	200	2,056
Nippon Ceramic Company, Ltd.	100	1,758
Nippon Chemi-Con Corp. (I)	1,000	2,696
Nippon Electric Glass Company, Ltd.	2,000	9,965
Omron Corp.	1,000	25,312
OSI Systems, Inc. (I)	400	24,916
Pan-International Industrial (I)	5,000	4,177
PAR Technology Corp. (I)	200	942
Park Electrochemical Corp.	400	10,136
Plexus Corp. (I)	500	12,155
Power-One, Inc. (I)(L)	1,200	4,980
Premier Farnell PLC	4,968	16,848
Pulse Electronics Corp. (I)	791	320
Radisys Corp. (I)	200	984
RealD, Inc. (I)	7	91
Richardson Electronics, Ltd.	300	3,558
Rofin-Sinar Technologies, Inc. (I)	100	2,709
Rogers Corp. (I)	300	14,286
Samsung Electro-Mechanics Company, Ltd.	285	25,670
Samsung SDI Company, Ltd.	204	25,864
Sanmina Corp. (I)	1,300	14,768
ScanSource, Inc. (I)	300	8,466
SMK Corp.	1,000	2,845
Spectris PLC	1,322	49,537
Star Micronics Company, Ltd.	1,000	9,900
SYNNEX Corp. (I)(L)	700	25,900
Synnex Technology International Corp.	6,045	10,948
TDK Corp., ADR (L)	669	23,395
TE Connectivity, Ltd.	1,877	78,703
Tech Data Corp. (I)	400	18,244
Trimble Navigation, Ltd. (I)	1,600	47,936
TTM Technologies, Inc. (I)	1,300	9,880
Unimicron Technology Corp.	12,000	12,394
Vaisala OYJ	274	6,918
Venture Corp., Ltd.	2,000	13,973
Vishay Intertechnology, Inc. (I)(L)	1,500	20,415
Vishay Precision Group, Inc. (I)	250	3,673
WPG Holdings Company, Ltd.	6,429	7,303
Yageo Corp. (I)	19,000	6,110

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Young Fast Optoelectronics Company, Ltd.	1,099	$2,131

		2,210,274
Internet Software & Services - 0.9%
Akamai Technologies, Inc. (I)	1,019	35,961
AOL, Inc.	1,566	60,275
Blucora, Inc. (I)	300	4,644
comScore, Inc. (I)	500	8,390
CoStar Group, Inc. (I)	221	24,191
Dealertrack Technologies, Inc. (I)	400	11,752
Dena Company, Ltd.	400	10,897
Dice Holdings, Inc. (I)	1,000	10,130
Digital River, Inc. (I)	600	8,484
EarthLink, Inc.	800	4,336
eBay, Inc. (I)	6,200	336,164
Equinix, Inc. (I)(L)	354	76,574
Google, Inc., Class A (I)	1,100	873,433
IAC/InterActiveCorp	600	26,808
Internap Network Services Corp. (I)	800	7,480
Limelight Networks, Inc. (I)(L)	2,200	4,532
Monster Worldwide, Inc. (I)	1,600	8,112
Move, Inc. (I)	625	7,469
Net Entertainment NE AB (I)	203	2,941
NHN Corp.	96	23,235
NIC, Inc.	800	15,328
Open Text Corp. (I)	400	23,641
Opera Software ASA	999	6,393
Perficient, Inc. (I)	500	5,830
QuinStreet, Inc. (I)	500	2,985
Rackspace Hosting, Inc. (I)(L)	800	40,384
RealNetworks, Inc. (I)	700	5,397
Saba Software, Inc. (I)	800	6,360
support.com, Inc. (I)	600	2,508
TechTarget, Inc. (I)	289	1,413
Telecity Group PLC	1,389	19,115
Tencent Holdings, Ltd.	2,800	89,169
United Internet AG	711	17,294
United Online, Inc.	1,300	7,839
ValueClick, Inc. (I)	900	26,595
VeriSign, Inc. (I)(L)	900	42,552
VistaPrint NV (I)	329	12,719
Web.com Group, Inc. (I)(L)	700	11,956
WebMD Health Corp. (I)	400	9,728
XO Group, Inc. (I)	300	3,000
Yahoo Japan Corp.	42	19,353
Yahoo!, Inc. (I)	6,103	143,604
Zix Corp. (I)	200	716

		2,059,687
IT Services - 1.6%
Accenture PLC, Class A	2,500	189,925
Acxiom Corp. (I)	900	18,360
Alliance Data Systems Corp. (I)	300	48,567
Alten SA	166	6,576
Altran Technologies SA (I)	1,410	9,794
Amadeus IT Holding SA, A Shares	1,481	40,092
Amdocs, Ltd.	1,400	50,750
Anite PLC	600	1,147
Atea ASA	1,060	11,794
AtoS	208	14,324
Automatic Data Processing, Inc.	2,126	138,233
Bechtle AG	182	8,453
Broadridge Financial Solutions, Inc.	1,200	29,808

107

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services (continued)
CACI International, Inc., Class A (I)	300	$17,361
Cap Gemini SA	967	44,074
Cardtronics, Inc. (I)	200	5,492
Cass Information Systems, Inc.	121	5,087
CGI Group, Inc., Class A (I)	1,200	32,615
CIBER, Inc. (I)	1,400	6,580
Cielo SA	1,400	41,195
Cognizant Technology
Solutions Corp., Class A (I)	1,100	84,271
Computacenter PLC	1,000	8,212
Computer Sciences Corp.	1,400	68,922
Computershare, Ltd.	1,852	19,720
Convergys Corp.	1,600	27,248
CoreLogic, Inc. (I)	1,400	36,204
CSE Global, Ltd.	12,000	8,375
CSG Systems International, Inc. (I)	400	8,476
DST Systems, Inc.	400	28,508
Euronet Worldwide, Inc. (I)	830	21,862
ExlService Holdings, Inc. (I)	284	9,338
Fidelity National Information Services, Inc.	2,600	103,012
Fiserv, Inc. (I)	1,347	118,307
FleetCor Technologies, Inc. (I)	500	38,335
Forrester Research, Inc.	300	9,495
Gartner, Inc. (I)	600	32,646
Genpact, Ltd.	2,400	43,656
Global Cash Access Holdings, Inc. (I)	1,000	7,050
Global Payments, Inc.	500	24,830
Groupe Steria SA	723	9,775
HCL Infosystems, Ltd.	2,958	2,045
Heartland Payment Systems, Inc.	500	16,485
HIQ International AB	1,776	10,737
IBM Corp.	4,500	959,850
iGATE Corp. (I)	650	12,227
Indra Sistemas SA	937	11,185
Infosys, Ltd.	200	10,684
Infosys, Ltd., ADR (L)	825	44,476
Iress, Ltd.	112	909
IT Holdings Corp.	300	3,937
Jack Henry & Associates, Inc.	900	41,589
Lender Processing Services, Inc.	800	20,368
Lionbridge Technologies, Inc. (I)	600	2,322
ManTech International Corp., Class A (L)	300	8,061
Mastercard, Inc., Class A	400	216,452
ModusLink Global Solutions, Inc. (I)	200	660
MoneyGram International, Inc. (I)	175	3,168
Mphasis, Ltd.	1,153	8,256
NET One Systems Company, Ltd.	600	5,287
NeuStar, Inc., Class A (I)	675	31,408
Nomura Research Institute, Ltd.	600	15,551
NS Solutions Corp.	300	5,782
NTT Data Corp.	4	13,212
Ordina NV (I)	210	324
Otsuka Corp.	100	10,888
Panasonic Information Systems	100	2,371
Paychex, Inc. (L)	1,665	58,392
Rolta India, Ltd.	3,026	3,680
SAIC, Inc. (L)	3,375	45,731
SCSK Corp.	220	4,257
SMS Management & Technology, Ltd.	1,494	7,915
Sykes Enterprises, Inc. (I)	600	9,576
Syntel, Inc. (I)	500	33,760
Tata Consultancy Services, Ltd.	1,202	34,774
Teradata Corp. (I)	1,000	58,510

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services (continued)
The Hackett Group, Inc.	1,000	$4,570
The Western Union Company	3,134	47,135
Tieto OYJ	537	11,374
TKC Corp.	200	3,711
Total Systems Services, Inc.	1,500	37,170
Travelsky Technology, Ltd., H Shares	12,000	7,904
Unisys Corp. (I)	500	11,375
VeriFone Systems, Inc. (I)	692	14,311
Virtusa Corp. (I)	200	4,752
Visa, Inc., Class A	2,800	475,552
WEX, Inc. (I)	300	23,550
Wipro, Ltd.	661	5,369
Wipro, Ltd., ADR (L)	1,666	16,827
Wire Card AG	551	15,213
Xchanging PLC	4,028	8,150

		3,830,261
Office Electronics - 0.1%
Brother Industries, Ltd.	1,000	10,358
Canon, Inc., ADR (L)	3,000	110,070
Konica Minolta Holdings, Inc.	2,500	18,310
Neopost SA	327	19,609
Ricoh Company, Ltd.	4,000	43,576
Riso Kagaku Corp.	200	4,001
Toshiba TEC Corp.	1,000	5,928
Xerox Corp.	10,459	89,947
Zebra Technologies Corp., Class A (I)	500	23,565

		325,364
Semiconductors & Semiconductor Equipment - 1.5%
Advanced Energy Industries, Inc. (I)	400	7,320
Advanced Micro Devices, Inc. (I)(L)	4,400	11,220
Advanced Semiconductor Engineering, Inc.	14,060	11,425
Advantest Corp.	700	9,897
Aixtron SE NA	785	11,383
Altera Corp.	1,600	56,752
Amkor Technology, Inc. (I)(L)	2,800	11,200
AMS AG	167	18,853
Analog Devices, Inc.	1,220	56,718
Applied Materials, Inc.	6,200	83,576
Applied Micro Circuits Corp. (I)	900	6,678
ARM Holdings PLC, ADR (L)	1,516	64,233
ASM International NV	872	28,982
ASM Pacific Technology, Ltd.	1,100	12,120
ASML Holding NV	1,011	68,070
Atmel Corp. (I)	3,600	25,056
ATMI, Inc. (I)	400	8,972
Avago Technologies, Ltd.	1,581	56,790
AXT, Inc. (I)	800	2,352
BE Semiconductor Industries NV	812	6,979
Broadcom Corp., Class A	2,200	76,274
Brooks Automation, Inc. (L)	1,100	11,198
Cabot Microelectronics Corp. (I)(L)	300	10,425
Cirrus Logic, Inc. (I)	219	4,982
Cohu, Inc.	300	2,808
Cree, Inc. (I)	1,100	60,181
CSR PLC	763	5,597
CSR PLC, ADR	103	3,003
Cymer, Inc. (I)	300	28,830
Cypress Semiconductor Corp.	711	7,842
Dialog Semiconductor PLC (I)	447	5,935
Diodes, Inc. (I)	700	14,686
Disco Corp.	100	5,698
Dongbu HiTek Company, Ltd. (I)	260	1,498

108

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
DSP Group, Inc. (I)	300	$2,421
Elan Microelectronics Corp.	5,050	11,129
Entegris, Inc. (I)	1,700	16,762
Epistar Corp.	6,000	10,744
Exar Corp. (I)	600	6,300
Fairchild Semiconductor International, Inc. (I)	1,500	21,210
First Solar, Inc. (I)(L)	500	13,480
Forhouse Corp.	7,000	3,510
FormFactor, Inc. (I)	945	4,442
GCL-Poly Energy Holdings, Ltd.	47,596	9,732
Gintech Energy Corp. (I)	5,301	4,671
GSI Technology, Inc. (I)	800	5,272
GT Advanced Technologies, Inc. (I)(L)	700	2,303
Hansol Technics Company, Inc. (I)	341	6,543
Hittite Microwave Corp. (I)	300	18,168
Infineon Technologies AG	2,691	21,258
Infineon Technologies AG, ADR (L)	1,444	11,494
Inotera Memories, Inc. (I)	13,000	3,679
Integrated Device Technology, Inc. (I)	800	5,976
Integrated Silicon Solution, Inc. (I)	500	4,585
Intel Corp.	24,519	535,740
International Rectifier Corp. (I)(L)	900	19,035
Intersil Corp., Class A	1,600	13,936
IXYS Corp.	300	2,877
KLA-Tencor Corp.	1,600	84,384
Kontron AG	927	5,040
Kulicke & Soffa Industries, Inc. (I)	1,200	13,872
Lam Research Corp. (I)	1,402	58,127
Linear Technology Corp.	1,259	48,308
LSI Corp. (I)	4,384	29,724
Macronix International	28,304	8,138
Marvell Technology Group, Ltd.	4,500	47,610
Maxim Integrated Products, Inc.	2,000	65,300
MediaTek, Inc.	4,026	45,884
Mellanox Technologies, Ltd. (I)	228	12,596
Microchip Technology, Inc. (L)	1,100	40,436
Micron Technology, Inc. (I)	9,700	96,806
Micronas Semiconductor Holding AG	171	1,228
Microsemi Corp. (I)	900	20,853
Mindspeed Technologies, Inc. (I)	200	666
MKS Instruments, Inc.	400	10,880
Monolithic Power Systems, Inc.	300	7,311
MoSys, Inc. (I)	500	2,355
Nanometrics, Inc. (I)(L)	400	5,772
Nanya Technology Corp. (I)	27,181	3,325
Nordic Semiconductor ASA (I)(L)	2,682	8,433
Novatek Microelectronics Corp., Ltd.	4,000	17,533
NVIDIA Corp.	5,400	69,228
OmniVision Technologies, Inc. (I)(L)	600	8,268
ON Semiconductor Corp. (I)	3,200	26,496
OptoTech Corp.	9,000	3,715
Pericom Semiconductor Corp. (I)	400	2,724
Photronics, Inc. (I)(L)	1,000	6,680
PMC-Sierra, Inc. (I)	1,900	12,901
Powertech Technology, Inc.	6,300	10,607
Realtek Semiconductor Corp.	4,161	9,545
Renewable Energy Corp. ASA (I)	5,803	1,149
RF Micro Devices, Inc. (I)	3,400	18,088
Richtek Technology Corp.	1,050	6,069
Rohm Company, Ltd.	700	24,328
Rubicon Technology, Inc. (I)	400	2,640
Rudolph Technologies, Inc. (I)	600	7,068
Samsung Electronics Company, Ltd.	322	438,565

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Sanken Electric Company, Ltd.	1,000	$4,043
Semiconductor
Manufacturing International Corp. (I)	265,000	15,923
Semtech Corp. (I)	400	14,156
Shinko Electric Industries Company, Ltd.	800	6,681
Sigma Designs, Inc. (I)	900	4,383
Sigurd Microelectronics Corp.	12,000	12,324
Silicon Image, Inc. (I)	400	1,944
Silicon Laboratories, Inc. (I)	400	16,544
Siliconware Precision Industries Company
(Taiwan Exchange)	18,000	20,818
Siliconware Precision Industries
Company, ADR	212	1,234
SK Hynix, Inc. (I)	1,570	41,564
Skyworks Solutions, Inc. (I)	1,100	24,233
SMA Solar Technology AG	59	1,413
SOITEC (I)	1,651	6,191
Solarworld AG	724	795
Sonix Technology Company, Ltd.	5,000	7,218
Spansion, Inc., Class A (I)	900	11,583
STMicroelectronics NV	3,889	29,951
Sumco Corp.	900	10,235
Supertex, Inc.	100	2,221
Taiwan Semiconductor
Manufacturing Company, Ltd.	66,530	222,269
Teradyne, Inc. (I)(L)	1,912	31,013
Texas Instruments, Inc.	4,400	156,112
Tokyo Electron, Ltd.	600	25,583
Tokyo Seimitsu Company, Ltd.	200	4,179
Tower Semiconductor, Ltd. (I)	152	1,079
TriQuint Semiconductor, Inc. (I)	2,600	13,130
Tyntek Corp. (I)	8,405	2,314
Ultra Clean Holdings (I)	400	2,600
Ultratech, Inc. (I)	200	7,906
ULVAC, Inc. (I)	300	2,498
Unisem Malaysia BHD	50	14
United Microelectronics Corp.	67,620	25,190
Veeco Instruments, Inc. (I)	600	22,998
Volterra Semiconductor Corp. (I)	300	4,260
Wolfson Microelectronics PLC (I)	1,312	3,528
Xilinx, Inc.	1,700	64,889

		3,658,468
Software - 1.4%
Absolute Software Corp.	200	1,061
Accelrys, Inc. (I)	100	976
ACI Worldwide, Inc. (I)	323	15,782
Activision Blizzard, Inc.	2,300	33,511
Adobe Systems, Inc. (I)	2,484	108,079
Advent Software, Inc. (I)	400	11,188
ANSYS, Inc. (I)	600	48,852
Aspen Technology, Inc. (I)	646	20,859
Asseco Poland SA	707	9,126
Autodesk, Inc. (I)	1,400	57,736
Aveva Group PLC	375	12,914
Blackbaud, Inc.	700	20,741
BMC Software, Inc. (I)	900	41,697
Bottomline Technologies, Inc. (I)(L)	300	8,553
CA, Inc.	2,000	50,340
Cadence Design Systems, Inc. (I)	2,100	29,253
Citrix Systems, Inc. (I)	900	64,944
CommVault Systems, Inc. (I)	307	25,168
Computer Modelling Group, Ltd.	240	4,983
Compuware Corp. (I)	2,436	30,450

109

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Concur Technologies, Inc. (I)(L)	700	$48,062
Cyberlink Corp.	1,612	5,185
Dassault Systemes SA	135	15,617
DTS Corp.	500	8,253
DuzonBlzon Company, Ltd.	520	5,884
Ebix, Inc. (L)	600	9,732
Electronic Arts, Inc. (I)	2,800	49,560
EPIQ Systems, Inc.	400	5,612
ePlus, Inc.	100	4,621
Exact Holdings NV	78	1,620
FactSet Research Systems, Inc. (L)	300	27,780
Fair Isaac Corp.	400	18,276
FalconStor Software, Inc. (I)	800	2,144
Fidessa Group PLC	252	7,479
Financial Technologies India, Ltd.	236	3,089
Fortinet, Inc. (I)	800	18,944
GameLoft SA (I)	440	2,877
Industrial & Financial Systems AB	283	5,058
Informatica Corp. (I)	600	20,682
Interactive Intelligence Group (I)	200	8,870
Intuit, Inc.	1,200	78,780
Kingdee International Software
Group Company, Ltd. (I)	12,000	2,013
Kingsoft Corp., Ltd.	12,000	11,043
Kofax PLC (I)	695	3,350
MacDonald Dettwiler & Associates, Ltd.	292	19,977
Manhattan Associates, Inc. (I)	115	8,543
Mentor Graphics Corp.	1,500	27,075
Micro Focus International PLC	390	4,062
MICROS Systems, Inc. (I)(L)	500	22,755
Microsoft Corp.	28,908	827,058
Monotype Imaging Holdings, Inc.	600	14,250
NCSoft Corp.	98	13,701
Netscout Systems, Inc. (I)	600	14,742
NetSuite, Inc. (I)(L)	397	31,784
NICE Systems, Ltd., ADR (I)	349	12,854
Nintendo Company, Ltd.	300	32,465
NSD Company, Ltd.	400	4,534
Nuance Communications, Inc. (I)(L)	2,100	42,378
OBIC Business Consultants, Ltd.	50	2,804
Oracle Corp.	14,254	460,974
Oracle Financial Services Software, Ltd. (I)	194	9,267
PROS Holdings, Inc. (I)	700	19,019
PTC, Inc. (I)	1,200	30,588
Red Hat, Inc. (I)	1,035	52,330
RM PLC	1,719	2,062
Rosetta Stone, Inc. (I)	300	4,614
Rovi Corp. (I)	900	19,269
Salesforce.com, Inc. (I)	500	89,415
SAP AG	1,012	81,101
SAP AG, ADR	1,688	135,952
SDL PLC	846	5,065
Seachange International, Inc. (I)	300	3,567
SimCorp A/S	51	13,684
SolarWinds, Inc. (I)	600	35,460
Solera Holdings, Inc.	500	29,165
Square Enix Company, Ltd.	400	4,287
SS&C Technologies Holdings, Inc. (I)	800	23,984
Symantec Corp. (I)	3,500	86,380
Synopsys, Inc. (I)	1,200	43,056
Take-Two Interactive Software, Inc. (I)	1,019	16,457
TeleCommunication
Systems, Inc., Class A (I)(L)	300	669

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Temenos Group AG (I)	448	$10,652
The Descartes Systems Group, Inc. (I)	600	5,623
The Sage Group PLC	8,218	42,921
TIBCO Software, Inc. (I)	800	16,176
Totvs SA	500	10,278
Trend Micro, Inc.	500	14,045
Tyler Technologies, Inc. (I)	500	30,630
UBISOFT Entertainment SA (I)	662	7,167
Unit4 NV	323	10,507
Verint Systems, Inc. (I)	200	7,310
VMware, Inc., Class A (I)	400	31,552

		3,392,952

		21,256,071
Materials - 5.1%
Chemicals - 2.1%
A. Schulman, Inc.	500	15,780
Aeci, Ltd.	576	6,391
African Oxygen, Ltd.	1,477	3,664
Agrium, Inc.	500	48,757
Air Liquide SA	771	93,749
Air Products & Chemicals, Inc.	1,024	89,211
Air Water, Inc.	1,000	13,940
Airgas, Inc. (L)	800	79,328
Akzo Nobel NV	1,480	94,040
Albemarle Corp.	700	43,764
Alent PLC (I)	3,162	18,146
American Vanguard Corp.	200	6,108
Arkema SA	492	44,807
Asahi Kasei Corp.	5,000	33,773
Asahi Organic Chemicals
Industry Company, Ltd.	3,000	6,682
Ashland, Inc.	900	66,870
Asia Polymer Corp.	2,400	1,907
Axiall Corp.	641	39,845
Balchem Corp.	100	4,394
Barito Pacific Tbk PT (I)	49,500	2,217
BASF SE	2,564	224,646
Batu Kawan BHD	1,600	9,306
Cabot Corp.	600	20,520
Capro Corp.	180	1,849
Celanese Corp., Series A	1,000	44,050
CF Industries Holdings, Inc.	438	83,382
Cheil Industries, Inc.	295	23,454
Chemtura Corp. (I)	1,400	30,254
China BlueChemical, Ltd., H Shares	18,000	11,137
China Lumena New Materials Corp. (L)	26,000	5,568
China Manmade Fibers Corp. (I)	5,000	1,943
China Petrochemical Development Corp.	13,700	7,470
Chr Hansen Holding A/S	448	16,616
Ciech SA (I)	754	5,260
Clariant AG	2,144	29,867
Coromandel International, Ltd.	62	211
Croda International PLC	768	32,032
Cytec Industries, Inc.	600	44,448
Daicel Corp.	2,000	15,662
Dainichiseika Color & Chemicals
Manufacturing Company, Ltd.	1,000	4,750
DIC Corp.	3,000	6,439
Dongyue Group	5,000	2,911
DuluxGroup, Ltd.	2,418	11,222
E.I. du Pont de Nemours & Company	3,700	181,892
Eastman Chemical Company	1,144	79,931

110

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
Ecolab, Inc.	1,300	$104,234
EID Parry India, Ltd.	32	89
Elementis PLC	3,596	14,293
Eternal Chemical Company, Ltd.	9,922	8,211
Everlight Chemical Industrial Corp.	10,395	7,183
Fertilizantes Heringer SA (I)	200	1,178
Filtrona PLC	3,088	34,258
FMC Corp.	1,000	57,030
Formosa Chemicals & Fibre Corp.	8,390	18,781
Formosa Plastics Corp.	13,470	31,876
Frutarom Industries, Ltd.	570	7,674
Fuchs Petrolub AG	145	11,150
Fufeng Group, Ltd.	10,000	3,569
Givaudan AG	43	52,836
Grand Pacific Petrochemical Corp.	14,000	7,110
Gurit Holding AG	8	3,250
H&R AG	165	2,086
H.B. Fuller Company	600	23,448
Hanwha Chemical Corp.	600	10,653
Hawkins, Inc. (L)	200	7,990
Hexpol AB	75	4,308
Hitachi Chemical, Ltd.	400	6,129
Ho Tung Chemical Corp. (I)	10,035	4,621
Huchems Fine Chemical Corp.	244	5,314
Huntsman Corp.	2,000	37,180
Hyosung Corp.	25	1,239
Incitec Pivot, Ltd.	9,678	31,257
Innophos Holdings, Inc.	100	5,456
International Flavors & Fragrances, Inc.	500	38,335
Intrepid Potash, Inc. (L)	600	11,256
Israel Chemicals, Ltd.	1,355	17,530
Johnson Matthey PLC	1,154	40,366
JSR Corp.	800	16,391
K&S AG	621	28,887
Kansai Paint Company, Ltd.	1,000	11,119
Kanto Denka Kogyo Company, Ltd. (I)	1,000	2,583
Kolon Corp.	64	1,328
Kolon Industries, Inc.	208	10,068
Koninklijke DSM NV	729	42,470
Koninklijke Ten Cate NV	100	2,356
Kraton Performance Polymers, Inc. (I)	400	9,360
Kronos Worldwide, Inc.	400	6,260
Kumho Petrochemical Company, Ltd.	90	8,631
Kuraray Company, Ltd.	1,800	25,385
Kureha Corp.	1,000	3,559
Landec Corp. (I)	300	4,341
Lanxess AG	523	37,098
Lee & Man Chemical Company, Ltd.	2,000	1,166
LG Chem, Ltd.	142	33,967
Linde AG	632	117,565
Lintec Corp.	100	1,910
Lotte Chemical Corp.	57	10,163
LSB Industries, Inc. (I)	200	6,956
LyondellBasell Industries NV, Class A	773	48,923
Methanex Corp.	500	20,372
Mexichem SAB de CV	4,727	25,367
Migao Corp. (I)(L)	1,200	1,370
Minerals Technologies, Inc.	400	16,604
Mitsubishi Chemical Holdings Corp.	8,000	38,080
Mitsubishi Gas & Chemicals Company, Inc.	1,000	6,618
Mitsui Chemicals, Inc.	6,000	13,074
Monsanto Company	2,500	264,075
Nan Ya Plastics Corp.	14,870	26,251

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
NewMarket Corp.	100	$26,036
Nissan Chemical Industries, Ltd.	1,000	12,072
Nitto Denko Corp.	400	24,037
NOF Corp.	1,000	4,945
Novozymes A/S, B shares	902	30,566
Nufarm, Ltd.	1,560	6,427
Nuplex Industries, Ltd.	4,226	11,769
OCI Company, Ltd.	93	13,368
Okamoto Industries, Inc.	2,000	6,832
Olin Corp.	760	19,167
Omnia Holdings, Ltd.	85	1,461
OMNOVA Solutions, Inc. (I)	1,200	9,204
Orica, Ltd.	1,427	36,417
Penford Corp. (I)	100	1,097
Petronas Chemicals Group BHD	2,800	5,833
PolyOne Corp.	1,327	32,384
Potash Corp. of Saskatchewan, Inc.	2,200	86,410
PPG Industries, Inc.	595	79,694
Praxair, Inc.	1,199	133,736
PTT Global Chemical PCL	5,614	13,323
Quaker Chemical Corp.	100	5,902
Rockwood Holdings, Inc.	600	39,264
RPM International, Inc.	1,300	41,054
Sakai Chemical Industry Company, Ltd.	1,000	3,188
Samsung Fine Chemicals Company, Ltd.	232	11,563
Sanyo Chemical Industries, Ltd.	1,000	5,500
Sensient Technologies Corp.	300	11,727
Shin-Etsu Chemical Company, Ltd.	1,300	86,269
Showa Denko KK	5,000	7,540
Sigma-Aldrich Corp. (L)	800	62,144
Sika AG	13	31,613
Sinofert Holdings, Ltd.	34,000	8,573
SK Chemicals Company, Ltd.	103	5,204
Sociedad Quimica y Minera de
Chile SA, ADR	243	13,474
Solvay SA	301	40,794
Stella Chemifa Corp.	200	3,834
Stepan Company	200	12,620
Sumitomo Chemical Company, Ltd.	8,645	27,167
Symrise AG	434	17,198
Syngenta AG	18	7,524
Syngenta AG, ADR (L)	1,485	124,369
Synthos SA	9,279	17,969
Taekwang Industrial Company, Ltd.	5	4,683
Taiyo Holdings Company, Ltd.	100	2,898
Taiyo Nippon Sanso Corp.	2,000	13,915
Takasago International Corp.	1,000	5,556
Teijin, Ltd.	6,000	13,908
Tessenderlo Chemie NV (I)	18	0
Tessenderlo Chemie NV	221	5,880
The Dow Chemical Company	7,076	225,300
The Mosaic Company	1,500	89,415
The Scotts Miracle-Gro Company, Class A (L)	500	21,620
The Sherwin-Williams Company	600	101,334
Tikkurila OYJ	323	6,799
Toda Kogyo Corp.	1,000	3,443
Tokai Carbon Company, Ltd.	2,000	6,901
Tokuyama Corp. (L)	2,000	5,640
Toray Industries, Inc.	4,000	27,163
Toyobo Company, Ltd.	10,000	17,098
Ube Industries, Ltd.	5,000	9,867
Umicore SA	650	30,578
United Phosphorus, Ltd.	3,143	6,864

111

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
Uralkali OJSC, GDR	899	$33,203
Valspar Corp.	900	56,025
Victrex PLC	784	19,844
W.R. Grace & Company (I)	500	38,755
Wacker Chemie AG	99	7,087
Westlake Chemical Corp.	400	37,400
Yara International ASA	496	22,560
Yingde Gases	9,000	10,040
Yushiro Chemical Industry Company, Ltd.	300	3,020
Zep, Inc.	400	6,004
Zoltek Companies, Inc. (I)	800	9,560

		5,042,008
Construction Materials - 0.4%
ACC, Ltd.	460	9,817
Adana Cimento Sanayii TAS, Class A	1,960	4,419
Adelaide Brighton, Ltd.	4,590	16,959
Ambuja Cements, Ltd.	4,724	15,150
Anhui Conch Cement Company, Ltd.,
H Shares	7,500	25,044
Asia Cement Corp.	7,000	8,480
Boral, Ltd.	4,267	21,883
Buzzi Unicem SpA	1,110	17,088
Cementir SpA	447	1,268
Cementos Portland Valderrivas SA (I)	444	2,540
Cemex SAB de CV, ADR (I)(L)	7,572	92,454
Chia Hsin Cement Corp.	15,149	6,619
China National Building Material
Company, Ltd., H Shares	14,000	17,725
China Shanshui Cement Group, Ltd.	20,000	11,516
Corp Moctezuma SAB de CV	4,000	12,495
CRH PLC, ADR (L)	3,666	80,982
Eagle Materials, Inc.	700	46,641
Fletcher Building, Ltd.	3,415	24,532
Goldsun Development &
Construction Company, Ltd.	20,786	8,336
Grasim Industries, Ltd.	106	5,763
Hanil Cement Company, Ltd.	6	308
Headwaters, Inc. (I)	1,000	10,900
HeidelbergCement AG	774	55,652
Holcim Indonesia Tbk PT	28,500	10,564
Holcim, Ltd.	1,304	104,033
Imerys SA	268	17,428
India Cements, Ltd.	2,973	4,562
Indocement Tunggal Prakarsa Tbk PT	5,500	13,202
Italcementi SpA	699	4,080
James Hardie Industries PLC, ADR	600	31,278
Lafarge Malayan Cement BHD	1,200	3,832
Lafarge SA	1,192	79,281
Martin Marietta Materials, Inc. (L)	400	40,808
Nuh Cimento Sanayi AS	584	3,471
PPC, Ltd.	4,312	15,035
RHI AG	89	2,890
Sa des Ciments Vicat	137	8,542
Semen Gresik Persero Tbk PT	10,500	19,126
Shree Cement, Ltd.	150	11,140
Taiheiyo Cement Corp.	6,000	14,408
Taiwan Cement Corp.	13,740	16,948
TCC International Holdings, Ltd.	10,000	2,687
Texas Industries, Inc. (I)(L)	400	25,244
Titan Cement Company SA (I)	454	7,563
Ultratech Cement, Ltd.	431	14,963
United States Lime & Minerals, Inc. (I)	100	5,319
Universal Cement Corp.	11,000	6,579

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction Materials (continued)
Vulcan Materials Company	1,300	$67,210

		1,026,764
Containers & Packaging - 0.3%
AEP Industries, Inc. (I)	200	14,362
Amcor, Ltd.	5,696	55,310
AMVIG Holdings, Ltd.	4,000	1,486
Aptargroup, Inc.	644	36,933
Ball Corp.	800	38,064
Bemis Company, Inc.	900	36,324
BillerudKorsnas AB	900	8,684
Boise, Inc.	1,250	10,825
Cascades, Inc.	500	2,215
CCL Industries, Inc.	500	29,483
Cheng Loong Corp.	5,200	2,282
Crown Holdings, Inc. (I)	700	29,127
D.S. Smith PLC	8,104	26,968
Fajar Surya Wisesa Tbk PT (I)	24,000	6,678
Graphic Packaging Holding Company (I)	5,047	37,802
Greif, Inc., Class A	300	16,086
Huhtamaki OYJ	687	13,520
Intertape Polymer Group, Inc.	2,100	22,822
MeadWestvaco Corp.	1,555	56,447
Mpact, Ltd.	1,967	5,003
Myers Industries, Inc.	300	4,188
Nampak, Ltd.	4,542	15,865
Nihon Yamamura Glass Company, Ltd.	2,000	3,902
Owens-Illinois, Inc. (I)	1,800	47,970
Packaging Corp. of America	600	26,922
Rexam PLC	6,245	50,080
Rock-Tenn Company, Class A	608	56,416
RPC Group PLC	2,000	12,085
Sealed Air Corp.	1,700	40,987
Silgan Holdings, Inc.	600	28,350
Sonoco Products Company	1,000	34,990
Taiwan Hon Chuan Enterprise Company, Ltd.	3,000	7,760
Toyo Seikan Kaisha, Ltd.	1,100	15,242
Vidrala SA	144	4,706

		799,884
Metals & Mining - 2.0%
A. M. Castle & Company (I)(L)	200	3,500
Acerinox SA (L)	1,123	11,528
African Rainbow Minerals, Ltd.	594	12,233
Agnico-Eagle Mines, Ltd.	800	32,816
Aichi Steel Corp.	1,000	4,048
Alcoa, Inc. (L)	9,000	76,680
Allegheny Technologies, Inc.	845	26,795
Allied Nevada Gold Corp. (I)	825	13,580
Alumina, Ltd. (I)	18,167	21,228
Aluminum Corp. of China, Ltd., H Shares (I)	8,000	3,116
AMCOL International Corp.	100	3,019
Aneka Tambang Persero Tbk PT	33,000	4,666
Angang Steel Company, Ltd., H Shares (I)	10,000	5,500
Anglo American Platinum, Ltd. (I)	276	11,475
Anglo American PLC	5,071	130,542
AngloGold Ashanti, Ltd., ADR	1,100	25,905
Antofagasta PLC	1,948	29,169
APERAM (I)	208	2,559
Aquarius Platinum, Ltd. (I)	2,324	1,753
ArcelorMittal	3,070	39,656
ArcelorMittal South Africa, Ltd. (I)	1,545	4,778
Arrium, Ltd.	9,891	9,011
Assore, Ltd.	264	8,920

112

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
Aura Minerals, Inc. (I)	1,715	$574
AuRico Gold, Inc.	1,784	11,239
Aurizon Mines, Ltd. (I)	1,500	6,571
Aurubis AG	323	20,531
Barrick Gold Corp.	3,662	107,569
BHP Billiton PLC	3,151	182,947
BHP Billiton, Ltd.	2,069	70,801
BHP Billiton, Ltd., ADR	3,272	223,903
BlueScope Steel, Ltd. (I)	4,234	22,190
Boliden AB	2,677	43,183
Canam Group, Inc. (I)	100	836
CAP SA	412	13,361
Carpenter Technology Corp.	400	19,716
Centerra Gold, Inc.	800	4,764
Century Aluminum Company (I)	1,600	12,384
China Metal Recycling Holdings, Ltd. (L)	7,800	7,580
China Molybdenum Company, Ltd., H Shares	18,000	7,899
China Precious Metal Resources
Holdings Company, Ltd. (I)	50,000	9,082
China Rare Earth Holdings, Ltd.	22,000	3,916
China Steel Corp.	41,831	36,363
China Zhongwang Holdings, Ltd. (I)	11,600	3,926
Chung Hung Steel Corp. (I)	7,450	2,141
Cia Minera Autlan SAB de CV, Series B	400	352
Cliffs Natural Resources, Inc. (L)	1,300	24,713
Cline Mining Corp. (I)	2,400	201
Coeur d’Alene Mines Corp. (I)	700	13,202
Commercial Metals Company	1,700	26,945
Companhia Siderurgica Nacional SA, ADR (L)	3,950	17,696
Compania de Minas
Buenaventura SA, ADR (L)	693	17,990
Compass Minerals International, Inc.	400	31,560
CST Mining Group, Ltd. (I)	240,000	3,595
Daido Steel Company, Ltd.	2,000	10,658
Detour Gold Corp. (I)	400	7,690
Dominion Diamond Corp. (I)	200	3,268
Dowa Holdings Company, Ltd.	2,000	15,695
DRDGOLD, Ltd.	8,960	6,982
Dundee Precious Metals, Inc. (I)	1,300	10,110
Eastern Platinum, Ltd. (I)	26,100	3,725
Eldorado Gold Corp.	2,834	27,089
Eramet	36	3,899
Eregli Demir ve Celik Fabrikalari TAS	5,799	7,531
Eurasian Natural Resources Corp. PLC	1,380	5,168
Evraz PLC	2,142	7,271
First Majestic Silver Corp (I)	200	3,239
First Quantum Minerals, Ltd. (L)	1,800	34,233
Fortescue Metals Group, Ltd. (L)	3,428	14,197
Fortuna Silver Mines, Inc. (I)	800	3,449
Franco-Nevada Corp.	500	22,823
Freeport-McMoRan Copper & Gold, Inc.	4,700	155,570
Fresnillo PLC	759	15,687
G-Resources Group, Ltd. (I)	84,000	4,392
Gem Diamonds, Ltd. (I)	3,004	6,250
Gerdau SA	9	62
Gerdau SA, ADR (L)	3,700	28,527
Globe Specialty Metals, Inc.	858	11,943
Godo Steel, Ltd.	3,000	5,414
Gold Fields, Ltd., ADR	3,655	28,326
Goldcorp, Inc. (New York Exchange)	3,233	108,780
Golden Star Resources, Ltd. (I)	1,500	2,407
Grupo Mexico SAB de CV, Series B	15,008	60,567
Guyana Goldfields, Inc. (I)	396	1,099

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
Harmony Gold Mining Company, Ltd., ADR	1,902	$12,192
Haynes International, Inc.	100	5,530
Hecla Mining Company (L)	3,200	12,640
Hill & Smith Holdings PLC	125	850
Hindalco Industries, Ltd.	7,917	13,359
Hitachi Metals, Ltd.	1,400	13,402
Hoganas AB	200	9,895
Horsehead Holding Corp. (I)	700	7,616
HudBay Minerals, Inc.	1,080	10,387
Hunan Nonferrous Metal Corp., Ltd.,
H Shares (I)	12,000	3,619
Hyundai Hysco Company, Ltd.	300	9,220
Hyundai Steel Company	304	22,273
IAMGOLD Corp.	2,000	14,431
Iluka Resources, Ltd. (L)	1,855	18,138
Impala Platinum Holdings, Ltd.	2,297	33,821
Independence Group NL	1,343	5,580
Industrias CH SAB de CV, Series B (I)	2,500	21,831
Industrias Penoles SAB de CV	590	27,693
Inmet Mining Corp.	300	19,978
International Tower Hill Mines, Ltd. (I)	1,100	1,678
Ivanhoe Australia, Ltd. (I)	2,621	726
Jaguar Mining, Inc. (I)	600	354
JFE Holdings, Inc.	2,000	38,663
Jiangxi Copper Company, Ltd., H Shares	9,000	19,989
Jindal Steel & Power, Ltd.	1,814	11,715
JSW Steel, Ltd.	631	7,671
Kagara, Ltd. (I)	15,000	1,874
Kaiser Aluminum Corp.	100	6,465
Kardemir Karabuk Demir Celik Sanayi ve
Ticaret AS, Class D	6,724	6,018
Katanga Mining, Ltd. (I)	1,200	862
Kazakhmys PLC	1,137	6,788
KGHM Polska Miedz SA	649	31,492
Kingsgate Consolidated, Ltd.	682	2,774
Kinross Gold Corp.	6,178	48,896
Kirkland Lake Gold, Inc. (I)	100	530
KISCO Corp.	35	872
KISCO Holdings Company, Ltd.	10	326
Kobe Steel, Ltd. (I)	17,000	20,001
Korea Zinc Company, Ltd.	37	11,826
Koza Anadolu Metal Madencilik
Isletmeleri AS (I)	6,160	17,644
Kumba Iron Ore, Ltd.	205	10,971
Lake Shore Gold Corp. (I)(L)	2,500	1,501
Lingbao Gold Company, Ltd., H Shares	4,000	1,510
Lion Industries Corp. BHD	17,400	5,065
Lonmin PLC (I)(L)	3,693	16,348
Lundin Mining Corp. (I)	3,005	13,134
Magnitogorsk Iron & Steel Works, GDR	911	3,123
Major Drilling Group International	300	2,673
Materion Corp.	300	8,550
Mechel, ADR (L)	500	2,530
Medusa Mining, Ltd.	1,338	6,013
Mercator Minerals, Ltd. (I)	2,600	934
Midas Holdings, Ltd.	12,000	5,241
Minera Andes Acquisition Corp. (I)	1,683	4,788
Minera Frisco SAB de CV, Class A1 (I)	5,300	22,945
Mitsubishi Materials Corp.	6,000	16,969
MMC Norilsk Nickel OJSC, ADR (London
Stock Exchange)	1,618	27,406
Molycorp, Inc. (I)	875	4,550
Mount Gibson Iron, Ltd.	2,570	1,395

113

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
Mytilineos Holdings SA (I)	2,024	$10,689
National Aluminium Company, Ltd.	5,523	3,387
New Gold, Inc (I)	2,600	23,649
Newcrest Mining, Ltd.	3,050	63,737
Newmont Mining Corp.	2,500	104,725
Nippon Coke & Engineering Company, Ltd.	3,500	4,653
Nippon Light Metal Holdings Co Ltd.	3,000	3,431
Nippon Steel Corp.	23,820	60,621
Nippon Yakin Kogyo Company, Ltd. (I)	500	662
Nisshin Steel Holdings Co Ltd.	700	5,543
Noranda Aluminum Holding Corp.	1,000	4,490
Norsk Hydro ASA	5,320	23,138
North American Palladium, Ltd. (I)	200	285
Northam Platinum, Ltd. (I)	2,901	12,531
Northern Dynasty Minerals, Ltd. (I)	500	1,590
Novolipetsk Steel OJSC, GDR	400	6,308
Nucor Corp.	1,648	76,055
Nyrstar	1,073	4,999
Nyrstar - Strip VVP (I)	441	1
OceanaGold Corp. (I)	3,000	8,535
OSAKA Titanium Technologies Company	100	2,036
Osisko Mining Corp. (I)	1,400	8,310
Outokumpu OYJ (I)	11,376	8,674
OZ Minerals, Ltd.	1,737	9,685
Palabora Mining Company, Ltd. (I)	99	1,130
Pan American Silver Corp.	762	12,527
PanAust, Ltd.	4,050	10,534
Panoramic Resources, Ltd.	4,562	1,772
Petropavlovsk PLC	879	2,975
Polymetal International PLC	1,050	13,874
Poongsan Corp.	230	5,654
POSCO, ADR	1,036	76,364
Randgold Resources, Ltd.	381	32,809
Rautaruukki OYJ	824	5,238
Reliance Steel & Aluminum Company	900	64,053
Resolute Mining, Ltd.	6,735	9,358
Rex Minerals, Ltd. (I)	1,663	811
Rio Tinto PLC, ADR (L)	3,978	187,284
Rio Tinto, Ltd.	1,344	80,303
Royal Gold, Inc.	500	35,515
RTI International Metals, Inc. (I)(L)	400	12,676
Rubicon Minerals Corp. (I)	2,300	5,592
Ruukki Group OYJ (I)	3,552	2,003
Sabina Gold & Silver Corp. (I)	1,600	2,977
Sanyo Special Steel Company, Ltd.	1,000	3,567
SeAH Holdings Corp.	19	1,558
SEMAFO, Inc.	1,800	4,501
Sesa Goa, Ltd.	2,752	7,907
Severstal OAO, GDR	645	5,731
Sherritt International Corp.	3,300	16,373
Shore Gold, Inc. (I)	1,200	236
Shougang Concord International
Enterprises Company, Ltd. (I)	12,000	667
Shougang Fushan Resources Group, Ltd.	16,000	7,117
Sibanye Gold, Ltd., ADR (I)	914	5,163
Silver Lake Resources, Ltd. (I)	1,765	3,885
Silver Standard Resources, Inc. (I)	600	6,332
Silver Wheaton Corp.	1,200	37,565
Sims Metal Management, Ltd.	789	8,269
Southern Copper Corp. (L)	707	26,562
SSAB AB, Series A	1,479	11,286
SSAB AB, Series B	470	3,089
St Andrew Goldfields, Ltd. (I)	4,000	1,733

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
St. Barbara, Ltd. (I)	1,706	$2,141
Steel Authority of India, Ltd.	3,771	4,317
Steel Dynamics, Inc.	2,400	38,088
Sterlite Industries India Ltd	4,944	8,549
Sterlite Industries India, Ltd., ADR	1,100	7,678
Stillwater Mining Company (I)(L)	1,100	14,223
Straits Metals, Ltd. (I)	839	35
Sumitomo Metal Mining Company, Ltd.	2,000	28,410
SunCoke Energy, Inc. (I)	685	11,186
Taseko Mines, Ltd. (I)	900	2,507
Tata Steel, Ltd.	2,299	13,246
Teck Resources, Ltd.	2,100	59,123
Thompson Creek Metals Company, Inc. (I)(L)	1,300	3,929
ThyssenKrupp AG (I)	2,260	45,995
Timah Persero Tbk PT	35,500	5,237
Timminco, Ltd. (I)	300	0
Toho Zinc Company, Ltd.	1,000	4,066
Tokyo Rope Manufacturing Company, Ltd. (I)	4,000	4,921
Tokyo Steel Manufacturing Company, Ltd.	900	3,820
Ton Yi Industrial Corp.	10,500	6,452
Tubos Reunidos SA	599	1,319
Tung Ho Steel Enterprise Corp.	3,212	3,072
Turquoise Hill Resources, Ltd. (I)	1,020	6,496
United States Steel Corp. (L)	1,200	23,400
Usha Martin, Ltd. (I)	2,314	938
Usinas Siderurgicas de Minas Gerais SA (I)	1,400	7,773
Vale Indonesia Tbk PT	24,000	5,884
Vale SA (Ordinary A Shares), ADR	4,608	79,672
Vale SA (Preference A Shares), ADR	7,283	120,388
Vedanta Resources PLC	761	11,637
Viohalco Hellenic Copper and
Aluminum Industry SA (I)	1,796	7,589
Voestalpine AG	608	18,694
Walter Energy, Inc. (L)	500	14,250
Welspun Corp, Ltd.	1,168	1,088
Western Areas NL	1,453	5,180
Worthington Industries, Inc.	800	24,784
Xinjiang Xinxin Mining Industry
Company, Ltd., H Shares	3,000	623
Xstrata PLC	8,020	130,724
Yamana Gold, Inc. (L)	2,800	43,136
Yamato Kogyo Company, Ltd.	300	8,221
YC INOX Company, Ltd.	8,000	4,486
Young Poong Corp.	8	8,621
Zijin Mining Group Company, Ltd., H Shares	10,000	3,315

		4,659,460
Paper & Forest Products - 0.3%
Ahlstrom OYJ	478	7,413
Buckeye Technologies, Inc.	300	8,985
Canfor Corp. (I)	1,200	25,114
Canfor Pulp Products, Inc.	371	4,003
Clearwater Paper Corp. (I)	400	21,076
Daio Paper Corp.	1,000	6,472
Deltic Timber Corp.	100	6,872
Domtar Corp. (L)	400	31,048
Empresas CMPC SA	5,327	19,410
Ence Energia y Celulosa SA	834	2,369
Fibria Celulose SA, ADR (I)(L)	1,104	13,325
Gunns, Ltd. (I)	11,710	1,951
Hansol Paper Company, Ltd.	970	10,478
Holmen AB, Series B	626	18,623
Indah Kiat Pulp & Paper Corp. Tbk PT (I)	38,500	3,498
International Forest Products, Ltd. (I)	300	3,074

114

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Paper & Forest Products (continued)
International Paper Company	2,527	$117,708
KapStone Paper and Packaging Corp.	600	16,680
Lee & Man Paper Manufacturing, Ltd.	10,600	8,281
Louisiana-Pacific Corp. (I)	1,900	41,040
Masisa SA	76,248	7,681
Mercer International, Inc. (I)	900	6,219
Metsa Board OYJ	5,400	15,969
Mitsubishi Paper Mills, Ltd.	2,000	1,983
Mondi PLC	1,385	18,887
Neenah Paper, Inc.	500	15,380
Nine Dragons Paper Holdings, Ltd.	16,000	15,035
Nippon Paper Group, Inc. (L)	800	12,204
Norbord, Inc. (I)	60	2,042
OJI Paper Company, Ltd.	6,000	22,542
P.H. Glatfelter Company	800	18,704
Portucel - Empresa Produtora de Pasta
e Papel SA	3,115	10,719
Sappi, Ltd., ADR (I)(L)	3,600	11,052
Schweitzer-Mauduit International, Inc.	200	7,746
Semapa-Sociedade de Investimento & Gestao	1,179	10,671
Sequana SA (I)	177	1,416
Sonae Industria SGPS SA (I)	2,576	1,764
Stora Enso OYJ, Series R (L)	3,514	22,764
Svenska Cellulosa AB (A Shares)	349	8,984
Svenska Cellulosa AB (B Shares)	3,599	92,926
Tokushu Tokai Paper Company, Ltd.	3,000	7,031
UPM-Kymmene OYJ	2,812	31,503
Wausau Paper Corp. (L)	400	4,312
West Fraser Timber Company, Ltd.	300	26,579

		741,533

		12,269,649
Telecommunication Services - 2.3%
Diversified Telecommunication Services - 1.5%
AT&T, Inc.	27,595	1,012,461
Atlantic Tele-Network, Inc.	200	9,702
Axtel SAB de CV (I)	14,800	4,444
BCE, Inc. (L)	762	35,600
Belgacom SA (L)	803	19,981
Bell Aliant, Inc. (L)	472	12,517
Bezeq The
Israeli Telecommunication Corp., Ltd.	5,098	7,075
BT Group PLC (L)	3,373	141,767
Cable & Wireless Communications PLC	17,566	11,225
Cbeyond, Inc. (I)	300	2,229
CenturyLink, Inc. (L)	4,165	146,316
China Telecom Corp., Ltd., ADR (L)	320	16,269
China Unicom Hong Kong, Ltd., ADR	1,777	23,954
Chorus, Ltd.	786	1,850
Chunghwa Telecom Company, Ltd., ADR	870	27,057
Cincinnati Bell, Inc. (I)(L)	2,600	8,476
Citic 21CN Company, Ltd. (I)	36,000	2,159
Citic Telecom International Holdings, Ltd.	14,000	5,225
Colt Telecom Group SA (I)	4,670	8,943
Consolidated
Communications Holdings, Inc. (L)	487	8,547
Deutsche Telekom AG	9,480	100,241
Elisa OYJ, Class A (L)	806	14,980
France Telecom SA	4,956	50,252
France Telecom SA, ADR (L)	2,398	24,364
Frontier Communications Corp. (L)	9,122	36,306
General Communication, Inc., Class A (I)	1,000	9,170

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Telecommunication Services (continued)
Hellenic
Telecommunications Organization SA (I)	1,308	$7,913
IDT Corp., Class B	500	6,030
iiNET, Ltd.	1,376	7,459
Iliad SA	103	21,927
Inmarsat PLC	2,777	29,712
Iridium Communications, Inc. (I)	1,092	6,574
Jazztel PLC (I)	1,715	13,103
Kcom Group PLC	10,565	13,045
Koninklijke KPN NV	4,800	16,265
Level 3 Communications, Inc. (I)(L)	1,253	25,423
LG Uplus Corp. (I)	650	4,691
Lumos Networks Corp.	200	2,696
Mahanagar Telephone Nigam, Ltd. (I)	2	1
Manitoba Telecom Services, Inc.	100	3,249
Netia SA (I)	2,567	3,332
Neutral Tandem, Inc.	300	981
Nippon Telegraph & Telephone Corp.	1,400	61,073
Oi SA	1,056	3,632
Oi SA, ADR	1,731	5,262
Oi SA, Series C, ADR	168	564
PCCW, Ltd.	34,000	15,692
Portugal Telecom SGPS SA (L)	4,625	22,992
Premiere Global Services, Inc. (I)(L)	1,100	12,089
Primus Telecommunications Group, Inc.	323	3,569
QSC AG	2,321	7,775
Singapore Telecommunications, Ltd.	24,000	69,588
Swisscom AG	63	29,160
TalkTalk Telecom Group PLC	5,942	24,625
Tata Communications, Ltd.	396	1,687
TDC A/S	181	1,398
Tele2 AB, B Shares	1,694	29,516
Telecom Corp. of New Zealand, Ltd.	3,933	7,712
Telecom Italia SpA	29,174	20,719
Telefonica Brasil SA, ADR (L)	795	21,211
Telefonica Czech Republic AS	718	10,819
Telefonica SA	1,104	14,923
Telefonica SA, ADR	9,743	131,628
Telekom Austria AG	1,428	9,379
Telekomunikacja Polska SA	1,838	3,765
Telekomunikasi Indonesia Tbk PT, ADR	775	34,937
Telenor ASA	2,003	43,930
TeliaSonera AB	7,752	55,418
Telkom SA, Ltd., ADR (I)	800	5,144
Telstra Corp., Ltd.	13,157	61,853
TELUS Corp.	373	25,761
Tiscali SpA (I)	46,781	2,377
Total Access Communication PCL,
Foreign Shares	6,300	20,383
True Corp. PCL (I)	34,600	9,570
Turk Telekomunikasyon AS	2,270	10,064
tw telecom, Inc. (I)	1,600	40,304
Verizon Communications, Inc.	13,838	680,138
Vivendi SA	4,626	95,810
Windstream Corp. (L)	5,085	40,426
Xl Axiata Tbk PT	2,500	1,351

		3,539,755
Wireless Telecommunication Services - 0.8%
Advanced Info Service PCL	3,000	24,176
Allied Technologies, Ltd.	499	2,009
America Movil SAB de CV,
Series L, ADR (L)	4,751	99,581
Axiata Group BHD	6,300	13,484

115

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Wireless Telecommunication Services (continued)
Bharti Airtel, Ltd.	996	$5,356
Cellcom Israel, Ltd. (I)	473	3,970
China Mobile, Ltd., ADR (L)	3,993	212,148
Crown Castle International Corp. (I)	1,200	83,568
DiGi.Com BHD	11,000	16,516
Drillisch AG	987	18,035
ENTEL Chile SA	567	12,013
Far EasTone
Telecommunications Company, Ltd.	6,000	13,588
Freenet AG	1,164	28,289
Globe Telecom, Inc.	330	9,716
Idea Cellular, Ltd. (I)	4,368	9,084
Indosat Tbk PT	6,000	4,020
Indosat Tbk PT, ADR	131	4,360
KDDI Corp.	1,400	58,573
Leap Wireless International, Inc. (I)	1,400	8,246
Maxis BHD	6,700	14,134
MetroPCS Communications, Inc. (I)	2,900	31,610
Millicom International Cellular SA	182	14,552
Mobistar SA (I)	176	3,966
MTN Group, Ltd.	5,855	102,818
NII Holdings, Inc. (I)	1,300	5,629
NTT DOCOMO, Inc.	58	86,199
Partner Communications Company, Ltd., ADR	700	4,361
Reliance Communications, Ltd.	3,426	3,492
Rogers Communications, Inc., Class B (L)	1,300	66,404
SBA Communications Corp., Class A (I)	800	57,616
Shenandoah Telecommunications Company	200	3,046
SK Telecom Company, Ltd., ADR	400	7,148
Softbank Corp.	2,861	131,835
Sprint Nextel Corp. (I)	26,600	165,186
Taiwan Mobile Company, Ltd.	3,600	12,172
Telephone & Data Systems, Inc.	768	16,182
Tim Participacoes SA	2,500	10,974
Turkcell Iletisim Hizmetleri AS, ADR (I)	882	14,676
United States Cellular Corp. (I)	300	10,800
USA Mobility, Inc.	500	6,635
VimpelCom, Ltd., ADR	1,335	15,873
Vodacom Group, Ltd.	765	9,146
Vodafone Group PLC, ADR	16,447	467,259

		1,888,445

		5,428,200
Utilities - 2.3%
Electric Utilities - 1.1%
Acciona SA	190	10,447
ALLETE, Inc.	300	14,706
American Electric Power Company, Inc.	2,242	109,028
Centrais Eletricas Brasileiras SA	1,200	4,157
Centrais Eletricas Brasileiras SA, B
Shares, ADR (L)	1,100	6,886
CEZ AS	470	13,756
Cheung Kong Infrastructure Holdings, Ltd.	2,000	13,710
Chubu Electric Power Company, Inc.	1,600	19,496
Cia Energetica de Minas Gerais	500	5,884
Cia Energetica de Minas Gerais, ADR (L)	2,387	28,286
Cia General de Electricidad	1,916	12,069
Cia Paranaense de Energia, ADR	300	4,641
Cleco Corp.	500	23,515
CLP Holdings, Ltd.	4,500	39,444
Duke Energy Corp.	3,404	247,096
E.CL SA	3,509	7,517
Edison International	1,488	74,876

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electric Utilities (continued)
EDP - Energias de Portugal SA	7,563	$23,344
EDP - Energias do Brasil SA	2,100	13,198
Electricite de France SA	876	16,808
Elia System Operator SA	221	9,463
Enea SA	198	903
Enel SpA	17,535	57,515
Energiedienst Holding AG	22	849
Enersis SA, ADR	1,851	35,613
Entergy Corp.	800	50,592
Equatorial Energia SA	1,499	14,688
Exelon Corp.	3,137	108,164
Federal Hydrogenerating Company JSC, ADR	6,577	12,846
First Philippine Holdings Corp.	6,300	16,214
FirstEnergy Corp.	1,937	81,741
Fortis, Inc.	900	30,255
Fortum OYJ	1,389	28,076
Great Plains Energy, Inc.	1,000	23,190
Hawaiian Electric Industries, Inc.	900	24,939
Hokkaido Electric Power Company, Inc. (I)	900	9,212
Iberdrola SA	15,587	72,689
IDACORP, Inc.	500	24,135
Isagen SA ESP	7,000	9,738
ITC Holdings Corp. (L)	500	44,630
Korea Electric Power Corp., ADR (I)(L)	1,380	18,754
Kyushu Electric Power Company, Inc. (I)	1,900	19,394
Light SA	700	6,918
MGE Energy, Inc. (L)	300	16,632
NextEra Energy, Inc.	1,900	147,592
Northeast Utilities	943	40,983
NV Energy, Inc.	1,200	24,036
OGE Energy Corp.	500	34,990
Otter Tail Corp.	200	6,228
Pepco Holdings, Inc.	900	19,260
PGE SA	3,010	15,484
Pinnacle West Capital Corp.	600	34,734
PNM Resources, Inc.	600	13,974
Portland General Electric Company	700	21,231
Power Assets Holdings, Ltd.	4,000	37,796
PPL Corp.	2,765	86,572
Public Power Corp. SA (I)	1,004	7,155
Red Electrica Corp. SA	538	27,083
Reliance Infrastructure, Ltd.	523	3,144
Romande Energie Holding SA	8	8,862
Shikoku Electric Power Company, Inc. (I)	600	8,547
Spark Infrastructure Group	9,219	15,945
SSE PLC	4,344	98,155
Tata Power Company, Ltd.	4,280	7,575
Tenaga Nasional BHD	8,750	20,341
Terna Rete Elettrica Nazionale SpA	4,713	19,550
The Chugoku Electric Power Company, Inc.	800	10,450
The Empire District Electric Company	500	11,200
The Kansai Electric Power Company, Ltd. (I)	1,800	17,087
The Southern Company	3,843	180,314
Tohoku Electric Power Company, Inc. (I)	1,800	14,340
Tokyo Electric Power Company, Inc. (I)	5,800	14,424
Torrent Power, Ltd.	1,000	2,518
Transmissora Alianca de Energia Eletrica SA	2,400	26,568
UIL Holdings Corp. (L)	400	15,836
Unitil Corp.	200	5,626
UNS Energy Corp. (L)	500	24,470
Verbund AG, Class A	185	4,013
Westar Energy, Inc.	1,000	33,180

116

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electric Utilities (continued)
Xcel Energy, Inc.	2,120	$62,964

		2,528,241
Gas Utilities - 0.3%
AGL Resources, Inc.	586	24,583
APA Group, Ltd.	2,860	17,784
Atmos Energy Corp.	667	28,474
Chesapeake Utilities Corp.	100	4,905
China Gas Holdings, Ltd.	16,000	15,990
China Oil and Gas Group, Ltd. (I)	20,000	3,925
China Resources Gas Group, Ltd.	6,000	16,546
Empresa de Energia de Bogota SA	1,600	1,235
Enagas SA	853	19,931
ENN Energy Holdings, Ltd.	4,000	22,081
Envestra, Ltd.	2,480	2,727
GAIL India, Ltd.	453	2,638
Gas Natural SDG SA	1,886	33,426
Hong Kong & China Gas Company, Ltd.	12,247	35,694
National Fuel Gas Company	400	24,540
New Jersey Resources Corp. (L)	400	17,940
Northwest Natural Gas Company (L)	300	13,146
ONEOK, Inc.	1,400	66,738
Osaka Gas Company, Ltd.	6,000	26,232
Perusahaan Gas Negara Persero Tbk PT	30,500	18,693
Piedmont Natural Gas Company, Inc. (L)	559	18,380
Questar Corp.	1,500	36,495
Saibu Gas Company, Ltd.	4,000	9,364
Samchully Company, Ltd.	69	7,348
Snam SpA	4,918	22,437
South Jersey Industries, Inc.	200	11,118
Southwest Gas Corp.	320	15,187
Superior Plus Corp.	700	8,200
The Laclede Group, Inc. (L)	400	17,080
Toho Gas Company, Ltd.	2,000	12,735
Tokyo Gas Company, Ltd.	8,000	43,242
Towngas China Company, Ltd.	4,000	3,686
UGI Corp.	900	34,551
Valener, Inc.	130	2,060
WGL Holdings, Inc.	500	22,050

		661,161
Independent Power Producers & Energy Traders - 0.2%
Aboitiz Power Corp.	6,400	5,802
Adani Power, Ltd. (I)	2,436	1,813
AES Corp.	4,362	54,830
AES Gener SA (I)	12,208	8,415
Algonquin Power & Utilities Corp.	200	1,465
Boralex, Inc. (I)	200	2,097
Calpine Corp. (I)	4,400	90,640
Capital Power Corp.	200	4,174
Capstone Infrastructure Corp.	350	1,464
China Longyuan Power Group Corp., H Shares	13,000	11,853
China Power New Energy
Development Company, Ltd. (I)	100,000	5,994
China Resource Power Holdings, Ltd.	8,000	24,033
Drax Group PLC	2,951	27,483
EDP Renovaveis SA (I)	1,363	6,590
Electric Power Development Company, Ltd.	500	12,725
Empresa Nacional de Electricidad SA, ADR	298	15,818
Energy Development Corp.	82,000	12,987
Energy World Corp., Ltd. (I)	12,838	4,967
Genie Energy, Ltd., B Shares (I)	500	4,630
GVK Power & Infrastructure, Ltd. (I)	6,734	1,161
Indiabulls Infrastructure and Power, Ltd. (I)	11,900	1,011

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Independent Power Producers & Energy Traders (continued)
Infigen Energy (I)	6,731	$1,891
Jaiprakash Power Ventures, Ltd. (I)	5,500	2,561
JSW Energy, Ltd.	1,338	1,350
Maxim Power Corp. (I)	100	305
MPX Energia SA (I)	1,800	8,409
National Hydroelectric Power Corp. Ltd.	17,228	6,348
Northland Power, Inc.	847	15,425
NRG Energy, Inc.	2,111	55,920
Ormat Technologies, Inc. (I)(L)	600	12,390
PTC India, Ltd.	2,981	3,270
Ram Power Corp. (I)	365	83
Ratchaburi Electricity Generating
Holding PCL	7,200	14,690
Reliance Power, Ltd. (I)	5,453	6,220
Sechilienne-Sidec SA	300	5,322
Terna Energy SA	291	948
Theolia SA (I)	223	421
TransAlta Corp. (L)	1,399	20,451

		455,956
Multi-Utilities - 0.6%
A2A SpA	9,798	5,829
AGL Energy, Ltd.	1,916	31,700
Alliant Energy Corp.	500	25,090
Ameren Corp.	1,300	45,526
Black Hills Corp.	500	22,020
Canadian Utilities, Ltd.	200	15,851
CenterPoint Energy, Inc.	2,000	47,920
Centrica PLC	19,344	108,250
CH Energy Group, Inc.	200	13,078
CMS Energy Corp.	1,400	39,116
Consolidated Edison, Inc. (L)	1,357	82,818
Dominion Resources, Inc.	2,620	152,432
DTE Energy Company	900	61,506
DUET Group	9,592	22,983
E.ON AG	6,787	118,551
GDF Suez	5,101	98,317
Hera SpA	1,398	2,467
Integrys Energy Group, Inc.	400	23,264
Iren SpA	1,525	1,140
Just Energy Group, Inc. (L)	1,200	7,879
MDU Resources Group, Inc.	700	17,493
MVV Energie AG	69	2,001
National Grid PLC, ADR	1,792	103,954
NiSource, Inc.	1,300	38,142
NorthWestern Corp.	300	11,958
PG&E Corp.	1,865	83,048
Public Service Enterprise Group, Inc.	2,444	83,927
Redes Energeticas Nacionais SA	2,238	6,460
RWE AG	1,544	57,577
SCANA Corp.	500	25,580
Sempra Energy	1,000	79,940
Suez Environnement Company	808	10,311
TECO Energy, Inc. (L)	1,300	23,166
Vector, Ltd.	1,058	2,534
Vectren Corp.	500	17,710
Veolia Environnement SA	793	10,011
Wisconsin Energy Corp. (L)	1,100	47,179
YTL Corp. BHD	20,154	10,640
YTL Power International BHD	13,100	6,182

		1,563,550
Water Utilities - 0.1%
Aguas Andinas SA	1,641	1,288

117

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Water Utilities (continued)
American States Water Company	200	$11,514
American Water Works Company, Inc.	900	37,296
Aqua America, Inc. (L)	1,084	34,081
Beijing Enterprises Water Group, Ltd.	12,000	3,589
Cadiz, Inc. (I)	400	2,704
California Water Service Group	400	7,960
Cia de Saneamento de Minas Gerais	300	7,272
Companhia de Saneamento Basico de Estado
de Sao Paulo, ADR	400	19,092
Connecticut Water Service, Inc.	200	5,846
Consolidated Water Company, Ltd.	300	2,970
Guangdong Investment, Ltd.	18,000	15,824
Inversiones Aguas Metropolitanas SA	2,737	5,776
Manila Water Company, Inc.	7,000	6,860
Middlesex Water Company	200	3,904
Pennon Group PLC	2,175	20,610
Severn Trent PLC	1,206	31,387
SJW Corp. (L)	300	7,950
Thai Tap Water Supply PCL	15,100	5,569
United Utilities Group PLC	3,691	39,756

		271,248

		5,480,156

TOTAL COMMON STOCKS (Cost $122,308,159)		$171,245,077

PREFERRED SECURITIES - 0.1%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Porsche Automobil Holding SE	784	57,343
Multiline Retail - 0.0%
Lojas Americanas SA	1,484	12,793
Textiles, Apparel & Luxury Goods - 0.0%
Alpargatas SA	1,870	12,576

		82,712
Consumer Staples - 0.0%
Beverages - 0.0%
Embotelladora Andina SA, Class A	2,425	12,961
Embotelladora Andina SA, Class B	1,067	7,174

		20,135
Food & Staples Retailing - 0.0%
Cia Brasileira de Distribuicao Grupo Pao
de Acucar	4	210

		20,345
Financials - 0.0%
Commercial Banks - 0.0%
Banco Daycoval SA	600	3,590
Itau Unibanco Holding SA	800	14,209
Banco do Estado do Rio Grande do Sul SA	1,000	8,566

		26,365
Diversified Financial Services - 0.0%
Banco ABC Brasil SA	1,844	14,902
Grupo de Inversiones Suramericana SA	500	10,732

		25,634

		51,999
Industrials - 0.0%
Aerospace & Defense - 0.0%
Forjas Taurus SA	554	825

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES (continued)
Commercial Services & Supplies - 0.0%
Contax Participacoes SA	400	$5,166
Machinery - 0.0%
Marcopolo SA	2,500	17,753
Randon Participacoes SA	1,200	7,459

		25,212

		31,203
Materials - 0.1%
Containers & Packaging - 0.1%
Klabin SA	6,500	44,486
Metals & Mining - 0.0%
Gerdau SA	875	6,703
Cia Ferro Ligas da Bahia - Ferbasa	300	1,750
Usinas Siderurgicas de Minas Gerais SA	3,400	18,155

		26,608
Paper & Forest Products - 0.0%
Suzano Papel e Celulose SA	2,750	10,465
Eucatex SA Industria e Comercio	900	4,031

		14,496

		85,590
Telecommunication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Brasil SA	314	8,386
Oi SA	1,348	4,109

		12,495

		12,495
Utilities - 0.0%
Electric Utilities - 0.0%
Cia Energetica do Ceara	200	4,948
Companhia de Transmissao de Energia
Eletrica Paulista	200	3,317

		8,265
Independent Power Producers & Energy Traders - 0.0%
AES Tiete SA	800	7,760
Companhia Energetica de Sao Paulo	900	9,032

		16,792

		25,057

TOTAL PREFERRED SECURITIES (Cost $252,804)		$309,401

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 28.0%
U.S. Government - 9.2%
U.S. Treasury Bonds
6.000%, 02/15/2026	$750,000	$1,068,516
6.750%, 08/15/2026	1,400,000	2,128,437
6.875%, 08/15/2025	525,000	796,441
7.250%, 08/15/2022	470,000	698,611
7.500%, 11/15/2024	675,000	1,059,328
8.125%, 05/15/2021	350,000	530,934
8.875%, 08/15/2017	1,409,000	1,911,396
9.250%, 02/15/2016	2,015,000	2,527,566
9.875%, 11/15/2015	370,000	462,066
10.625%, 08/15/2015	1,431,000	1,780,366
11.250%, 02/15/2015	466,000	561,694
U.S. Treasury Notes
2.250%, 07/31/2018	2,965,000	3,184,594
2.625%, 02/29/2016	1,750,000	1,864,980

118

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes (continued)
2.750%, 02/15/2019	$1,200,000	$1,323,656
3.625%, 02/15/2020	1,900,000	2,209,343

		22,107,928
U.S. Government Agency - 18.8%
Federal Farm Credit Bank
3.400%, 06/04/2018	1,000,000	1,118,971
3.650%, 12/21/2020	1,100,000	1,258,849
4.875%, 12/16/2015 to 01/17/2017	3,700,000	4,269,166
5.125%, 08/25/2016	2,200,000	2,542,441
5.220%, 05/15/2023	2,480,000	3,168,418
5.250%, 03/06/2023	1,135,000	1,433,947
Federal Home Loan Bank
3.375%, 06/12/2020	500,000	564,710
3.625%, 03/10/2017	800,000	889,116
4.125%, 03/13/2020	400,000	469,419
4.375%, 03/13/2026	900,000	1,086,224
4.500%, 09/13/2019	1,850,000	2,216,113
4.750%, 12/16/2016	2,650,000	3,058,985
4.875%, 05/17/2017	1,900,000	2,225,641
5.000%, 12/21/2015 to 11/17/2017	3,200,000	3,676,420
5.125%, 10/19/2016	1,750,000	2,030,263
5.250%, 12/09/2022	1,155,000	1,474,792
5.365%, 09/09/2024	800,000	1,036,330
5.375%, 05/18/2016 to 05/15/2019	2,450,000	2,899,940
5.625%, 06/11/2021	905,000	1,176,815
Tennessee Valley Authority
1.875%, 08/15/2022	990,000	978,632
3.875%, 02/15/2021	780,000	905,472
4.500%, 04/01/2018	1,300,000	1,524,244
5.500%, 07/18/2017	1,250,000	1,499,404
6.250%, 12/15/2017	2,986,000	3,721,849

		45,226,161

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $62,020,254)		$67,334,089

WARRANTS - 0.0%
Seat Pagine Gialle SpA (Expiration
Date: 08/31/2014) (I)(N)	662	0

TOTAL WARRANTS (Cost $0)		$0

RIGHTS - 0.0%
Li Ning Company, Ltd. (Expiration Date:
04/15/2013; Strike Price: HKD 3.5) (I)	2,500	345
Polimex-Mostostal SA (Strike Price:
PLN 0.52) (I)(N)	26	0
Severfield-Rowen PLC (Expiration Date:
04/04/2013; Strike Price: GBP 0.23) (I)	5,320	1,253
William Hill PLC (Expiration Date:
04/04/2013; Strike Price: GBP 2.45) (I)	1,475	2,779
Wright Medical Group, Inc. (Expiration
Date: 01/02/2024) (I)(N)	600	1,500

TOTAL RIGHTS (Cost $6,435)		$5,877

SECURITIES LENDING COLLATERAL - 6.0%
John Hancock Collateral
Investment Trust, 0.2481% (W)(Y)	1,446,981	$14,482,403

TOTAL SECURITIES LENDING
COLLATERAL (Cost $14,481,678)		$14,482,403

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
State Street Institutional Liquid Reserves
Fund, 0.1355% (Y)	194,923	194,923

TOTAL SHORT-TERM INVESTMENTS (Cost $194,923)		$194,923

Total Investments (Disciplined Diversification Trust)
(Cost $199,264,253) - 105.5%		$253,571,770
Other assets and liabilities, net - (5.5%)		(13,225,661)

TOTAL NET ASSETS - 100.0%		$240,346,109

Emerging Markets Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.9%
Brazil - 7.7%
Banco Alfa de Investimento SA	35,100	$111,688
Banco Santander Brasil SA, ADR	1,309,081	9,503,928
Bematech SA	98,850	427,539
BrasilAgro - Companhia Brasileira de
Propriedades Agricolas (I)	12,800	63,279
Braskem SA, ADR (L)	10,155	137,499
Brookfield Incorporacoes SA	606,694	747,578
Cia Providencia Industria e Comercio SA	52,100	224,308
CR2 Empreendimentos Imobiliarios SA	9,300	19,329
Even Construtora e Incorporadora SA	261,400	1,250,891
Fertilizantes Heringer SA (I)	15,250	89,806
Fibria Celulose SA (I)	94,998	1,136,262
Fibria Celulose SA, ADR (I)(L)	311,742	3,762,717
Forjas Taurus SA	7,434	11,110
Gafisa SA (I)	393,561	782,935
Gafisa SA, ADR (I)(L)	151,219	591,266
Gerdau SA	169,029	1,169,380
Gerdau SA, ADR (L)	934,098	7,201,896
Grendene SA	44,199	468,510
Hypermarcas SA (I)	94,917	752,009
Industrias Romi SA (I)	111,700	301,810
Inepar SA Industria e Construcoes (I)	4,400	3,244
JBS SA (I)	1,268,123	4,261,069
Log-in Logistica Intermodal SA (I)	122,600	561,203
Magnesita Refratarios SA	353,056	1,254,456
Marfrig Alimentos SA (I)	96,713	393,409
Metalfrio Solutions SA (I)	4,500	8,351
Minerva SA	5,175	33,548
Paranapanema SA (I)	511,050	1,401,072
PDG Realty SA Empreendimentos
e Participacoes	1,292,389	2,014,611
Petroleo Brasileiro SA	302,667	2,516,296
Petroleo Brasileiro SA, ADR	935,108	15,494,740
Petroleo Brasileiro SA, ADR, Class A (L)	1,293,396	23,475,137
Plascar Participacoes Industriais SA	4,800	1,021
Positivo Informatica SA (I)	102,700	208,881
Profarma Distribuidora de
Produtos Farmaceuticos SA	20,000	219,819
Rodobens Negocios Imobiliarios SA	63,500	465,703
Rossi Residencial SA	319,326	483,552
Sao Carlos Empreendimentos
e Participacoes SA	9,905	227,976
Sao Martinho SA	48,192	677,299
SLC Agricola SA	48,204	440,831
Springs Global Participacoes SA (I)	185,253	308,946

119

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Brazil (continued)
Tecnisa SA	48,022	$197,720
Tereos Internacional SA	56,400	86,243
TPI - Triunfo Participacoes e Investimentos SA	31,510	190,081
Trisul SA (I)	56,446	127,096
Usinas Siderurgicas de Minas Gerais SA (I)	319,300	1,772,879
Vanguarda Agro SA (I)	1,534,075	326,439
Viver Incorporadora e Construtora SA (I)	634,575	244,943

		86,150,305
Chile - 2.2%
Cementos BIO BIO SA (I)	50,384	70,527
Cia General de Electricidad SA	58,481	368,374
Cia Sud Americana de Vapores SA (I)	2,193,921	222,184
Cristalerias de Chile SA	66,213	702,153
Empresas CMPC SA	1,737,226	6,329,914
Empresas COPEC SA	108,030	1,569,242
Empresas Hites SA	46,731	55,502
Empresas Iansa SA	1,776,092	133,273
Enersis SA, ADR	559,081	10,756,718
Gasco SA	130,347	1,340,791
Inversiones Aguas Metropolitanas SA	215,464	454,691
Madeco SA	10,353,871	428,209
Masisa SA	4,707,749	474,270
PAZ Corp., SA	82,431	58,742
Ripley Corp. SA	467,459	535,372
Salfacorp SA	49,972	109,716
Sociedad Matriz SAAM SA (I)	1,470,144	168,373
Socovesa SA	315,706	157,351
Vina Concha y Toro SA	80,030	159,721
Vina San Pedro Tarapaca SA	19,029,176	131,166

		24,226,289
China - 9.9%
Agile Property Holdings, Ltd.	760,000	907,816
Agricultural Bank of China, Ltd., H Shares	11,169,000	5,357,414
Aluminum Corp. of China, Ltd.,
H Shares (I)(L)	628,000	244,635
Angang Steel Company, Ltd., H Shares (I)(L)	1,318,000	724,846
Anhui Tianda Oil Pipe Company, Ltd.,
H Shares	135,000	24,418
Asia Cement China Holdings Corp.	265,500	133,594
AVIC International Holdings, Ltd. (I)	152,000	54,332
Bank of China, Ltd., H Shares	64,081,694	29,829,492
Bank of Communications Company, Ltd.,
H Shares	7,526,876	5,669,307
Baoye Group Company, Ltd., H Shares	376,000	267,169
Beijing Capital International Airport
Company, Ltd., H Shares	2,308,000	1,668,868
Beijing Capital Land, Ltd., H Shares	1,272,000	471,043
Beijing Jingkelong Company, Ltd., H Shares	38,000	14,932
Beijing North Star Company, H Shares	866,000	204,357
Besunyen Holdings Company, Ltd. (I)	321,000	13,027
Boer Power Holdings Ltd.	29,000	16,861
BYD Electronic International Company, Ltd.	947,500	289,835
Central China Real Estate, Ltd.	531,732	170,693
Changshouhua Food Company, Ltd.	91,000	51,832
China Aoyuan Property Group, Ltd.	1,387,000	299,219
China Automation Group, Ltd.	388,000	87,508
China Citic Bank Corp., Ltd., H Shares	6,750,775	4,065,006
China Coal Energy Company, Ltd., H Shares	3,748,000	3,360,964
China Communications Construction
Company, Ltd., H Shares	4,413,555	4,122,840
China Communications Services Corp., Ltd.,
H Shares	1,447,200	937,081

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China (continued)
China Construction Bank Corp., H Shares	500,000	$409,513
China Dongxiang Group Company	2,254,000	348,727
China Huiyuan Juice Group, Ltd. (I)	1,032,500	518,096
China ITS Holdings Company, Ltd. (I)	528,000	88,819
China Minsheng Banking Corp., Ltd.,
H Shares	502,500	644,372
China Molybdenum Company, Ltd., H Shares	346,000	151,831
China National Materials Company, Ltd.,
H Shares	832,000	222,550
China Nickel Resources
Holding Company, Ltd.	518,000	32,815
China Petroleum & Chemical Corp., ADR	146,867	17,171,690
China Petroleum & Chemical Corp., H Shares	4,167,439	4,882,654
China Qinfa Group, Ltd.	424,000	50,384
China Railway Construction Corp.,
H Shares (L)	1,993,165	1,897,299
China Rare Earth Holdings, Ltd.	1,000,000	178,017
China Rongsheng Heavy Industry
Group Company, Ltd. (L)	1,175,000	193,473
China Sandi Holdings, Ltd. (I)	331,800	25,219
China SCE Property Holdings, Ltd.	71,000	17,253
China Shipping Container Lines
Company, Ltd., H Shares (I)(L)	4,448,150	1,208,170
China Shipping Development Company, Ltd.,
H Shares	920,000	446,119
China Southern Airlines Company, Ltd.,
H Shares	1,138,000	652,594
China Tontine Wines Group, Ltd.	248,000	15,835
China Yurun Food Group, Ltd. (I)(L)	905,000	623,916
China Zhongwang Holdings, Ltd. (I)	876,000	296,506
Chongqing Iron & Steel Company, Ltd.,
H Shares (I)	382,000	59,693
Chongqing Machinery & Electric
Company, Ltd., H Shares	486,000	69,672
Chu Kong Petroleum & Natural Gas Steel
Pipe Holdings, Ltd.	164,000	80,556
Comtec Solar Systems Group, Ltd. (I)	314,000	51,835
Dalian Port PDA Company, Ltd., H Shares	586,000	136,154
Evergreen International Holdings, Ltd.	122,000	23,947
Fantasia Holdings Group Company, Ltd.	763,500	115,476
Fosun International, Ltd.	2,296,500	1,546,792
Great Wall Technology Company, Ltd.,
H Shares	324,942	60,476
Greentown China Holdings, Ltd. (I)	434,000	815,926
Guangshen Railway Company, Ltd., ADR (L)	35,688	862,222
Guangzhou Automobile Group Company, Ltd.,
H Shares	1,948,415	1,664,312
Guangzhou R&F Properties Company, Ltd.,
H Shares	66,000	111,221
Hainan Meilan International Airport
Company, Ltd., H Shares	201,000	183,950
Harbin Electric Company, Ltd., H Shares	888,000	725,474
Hidili Industry
International Development, Ltd. (L)	1,278,000	281,888
Honghua Group, Ltd.	421,000	196,245
International Taifeng Holdings, Ltd. (I)	204,000	57,029
Kaisa Group Holdings, Ltd. (I)(L)	1,211,000	343,253
Leoch International Technology Ltd.	102,000	13,577
Li Ning Company, Ltd. (I)	24,000	14,160
Lingbao Gold Company, Ltd., H Shares	140,000	52,841
Lonking Holdings, Ltd. (L)	839,000	192,774
Maanshan Iron & Steel Company, Ltd.,
H Shares (I)(L)	1,866,000	487,699

120

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China (continued)
Maoye International Holdings, Ltd.	214,000	$51,097
Metallurgical Corp. of China, Ltd.,
H Shares (I)(L)	1,936,000	375,046
Minth Group, Ltd.	158,000	232,797
O-Net Communications Group, Ltd.	244,000	56,054
PCD Stores Group, Ltd.	2,108,000	317,863
Peak Sport Products Company, Ltd.	570,000	93,387
Powerlong Real Estate Holdings, Ltd.	627,000	146,048
Qunxing Paper Holdings Company, Ltd.	634,371	168,674
Renhe Commercial
Holdings Company, Ltd. (I)(L)	4,204,000	252,758
Semiconductor Manufacturing
International Corp., ADR (I)	140,377	409,901
Semiconductor
Manufacturing International Corp. (I)	15,570,000	935,566
Shandong Chenming Paper Holdings, Ltd.,
H Shares	335,500	121,173
Shanghai Jin Jiang International Hotels Group
Company, Ltd., H Shares	848,000	147,542
Shanghai Prime Machinery Company, Ltd.,
H Shares	962,000	127,727
Shengli Oil & Gas Pipe Holdings, Ltd.	268,500	28,363
Shui On Land, Ltd. (L)	3,137,221	1,350,294
Sijia Group Company	93,000	16,413
Sino Dragon New Energy Holdings, Ltd. (I)	488,000	8,869
Sino-Ocean Land Holdings, Ltd.	4,208,635	2,558,544
Sinotrans, Ltd., H Shares	2,019,000	422,201
Sinotruk Hong Kong, Ltd.	836,500	452,128
SOHO China, Ltd. (L)	2,544,000	2,121,306
SPG Land Holdings, Ltd. (I)	353,625	127,020
Tiangong International Company, Ltd.	478,000	140,310
Travelsky Technology, Ltd., H Shares	1,285,500	846,666
Weiqiao Textile Company, H Shares	603,000	336,674
West China Cement, Ltd.	76,000	12,570
Xiamen International Port Company, Ltd.,
H Shares	1,372,000	185,690
Xingda International Holdings, Ltd.	607,000	201,487
Xinhua Winshare Publishing and Media
Company, Ltd., H Shares	641,000	355,307
Xinjiang Goldwind Science & Technology
Company, Ltd., H Shares	158,000	94,991
Xinjiang Xinxin Mining Industry
Company, Ltd., H Shares	903,000	187,417
Xiwang Sugar Holdings Company, Ltd.	665,717	66,967
Yantai North Andre Juice Company, H Shares	15,000	5,898
Yuzhou Properties Company	158,400	38,584
Zhejiang Glass Company, Ltd., H Shares (I)	162,000	0
Zhong An Real Estate, Ltd. (I)	801,600	128,374

		110,331,819
Colombia - 0.1%
Grupo de Inversiones Suramericana SA	34,690	740,705
Grupo Nutresa SA	1,200	17,088

		757,793
Czech Republic - 0.4%
Komercni Banka AS	8,937	1,705,961
Pegas Nonwovens SA	22,565	570,060
Telefonica Czech Republic AS	551	8,302
Unipetrol AS (I)	214,695	1,825,247

		4,109,570
Hong Kong - 4.5%
361 Degrees International, Ltd. (L)	523,000	152,531

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
AMVIG Holdings, Ltd.	494,000	$183,491
Asian Citrus Holdings, Ltd.	324,000	167,070
AVIC International Holding
Hong Kong, Ltd. (I)	1,840,152	72,409
Beijing Development Hong Kong, Ltd. (I)	84,000	20,020
C C Land Holdings, Ltd.	822,084	252,800
Carnival Group International Holdings, Ltd. (I)	134,000	7,590
Chaoda Modern Agriculture Holdings, Ltd. (I)	3,056,474	168,111
Chigo Holding, Ltd. (I)	2,796,000	70,284
China Aerospace International Holdings, Ltd.	1,971,200	193,118
China Agri-Industries Holdings, Ltd.	1,769,300	912,105
China All Access Holdings, Ltd.	48,000	15,780
China Chengtong Development Group, Ltd. (I)	526,000	17,702
China Energine International Holdings, Ltd. (I)	857,853	39,900
China Everbright, Ltd.	998,000	1,591,377
China Glass Holdings, Ltd.	238,000	32,938
China Green Holdings, Ltd. (I)	422,627	72,963
China Haidian Holdings, Ltd.	1,124,000	117,551
China High Precision Automation Group, Ltd.	18,000	2,875
China High Speed Transmission Equipment
Group Company, Ltd. (I)	938,000	442,768
China Lumena New Materials Corp. (L)	2,036,000	436,004
China New Town
Development Company, Ltd. (I)	1,505,165	116,447
China Ocean Resources Company, Ltd. (I)(L)	8,670	29,411
China Properties Group, Ltd. (I)	724,000	214,575
China South City Holdings, Ltd.	956,000	160,428
China Starch Holdings, Ltd.	1,415,000	40,481
China Tianyi Holdings, Ltd.	128,000	16,891
China Travel International Investment
Hong Kong, Ltd.	4,134,000	805,184
China Unicom Hong Kong, Ltd.	4,504,000	6,024,892
China Unicom Hong Kong, Ltd., ADR (L)	214,448	2,890,759
China Vanadium Titano - Magnetite
Mining Company, Ltd.	411,000	94,811
CIMC Enric Holdings, Ltd.	24,000	25,905
CITIC Pacific, Ltd. (L)	1,524,000	1,989,994
CITIC Resources Holdings, Ltd. (I)	3,528,000	475,004
Coastal Greenland, Ltd. (I)	520,000	31,610
Comba Telecom Systems Holdings, Ltd. (L)	244,000	82,914
Cosco International Holdings, Ltd.	925,625	395,232
COSCO Pacific, Ltd.	1,575,220	2,287,076
CSPC Pharmaceutical Group, Ltd. (I)	1,074,000	457,996
DaChan Food Asia, Ltd.	612,000	88,313
Dawnrays Pharmaceutical Holdings, Ltd.	44,000	11,800
Dynasty Fine Wines Group, Ltd. (I)	330,000	62,432
Franshion Properties China, Ltd.	3,012,000	978,639
Fufeng Group, Ltd.	291,000	103,862
Global Bio-Chem Technology
Group Company, Ltd.	2,520,000	217,981
Global Sweeteners Holdings, Ltd. (I)	148,000	11,057
Glorious Property Holdings, Ltd. (I)	2,284,000	362,605
Golden Meditech Holdings, Ltd.	837,684	102,701
Goldlion Holdings, Ltd.	261,000	136,428
GOME Electrical
Appliances Holdings, Ltd. (I)(L)	8,845,000	969,360
Heng Tai Consumables Group, Ltd. (I)	3,363,862	71,952
HKC Holdings, Ltd.	4,298,149	149,992
Hopson Development Holdings, Ltd. (I)(L)	850,000	1,230,477
Huscoke Resources Holdings, Ltd. (I)	2,258,000	33,135
Hutchison Harbour Ring, Ltd.	536,000	44,923
Inspur International, Ltd.	2,440,000	94,333
Ju Teng International Holdings, Ltd.	778,000	489,530

121

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Kai Yuan Holdings, Ltd. (I)	2,980,000	$79,010
Kingboard Chemical Holdings, Ltd.	630,525	1,805,789
Kingboard Laminates Holdings, Ltd.	244,500	107,826
Kingway Brewery Holdings, Ltd.	460,000	182,190
KWG Property Holding, Ltd.	1,117,013	701,225
Lai Fung Holdings, Ltd.	8,970,000	240,792
Le Saunda Holdings	22,000	6,901
Lee & Man Paper Manufacturing, Ltd.	286,000	223,440
Lijun International
Pharmaceutical Holding, Ltd.	210,000	64,121
Loudong General Nice Resources
China Holdings, Ltd. (I)	590,400	39,673
MIN XIN Holdings, Ltd.	116,000	64,901
Mingyuan Medicare
Development Company, Ltd. (I)	1,300,000	25,639
Minmetals Land, Ltd.	798,000	114,352
Nan Hai Corp., Ltd. (I)	27,150,000	122,541
New World China Land, Ltd.	2,335,200	992,995
New World Department Store China, Ltd.	51,000	29,595
Nine Dragons Paper Holdings, Ltd.	872,000	819,416
PetroAsian Energy Holdings, Ltd. (I)	600,000	13,298
Poly Property Group Company, Ltd. (I)	1,500,453	958,331
Pou Sheng International Holdings, Ltd. (I)	503,000	30,852
Prosperity International Holdings HK, Ltd. (I)	1,320,000	51,960
Qingling Motors Company, Ltd., H Shares	1,054,000	284,897
Real Nutriceutical Group, Ltd.	529,000	130,509
Regent Manner International Holdings, Ltd.	360,000	71,000
REXLot Holdings, Ltd.	4,434,921	389,315
Royale Furniture Holdings, Ltd	207,750	18,255
Samson Holding, Ltd.	361,548	68,969
Shanghai Industrial Holdings, Ltd.	620,000	1,945,509
Shanghai Industrial Urban
Development Group, Ltd. (I)	775,000	152,648
Shanghai Zendai Property, Ltd. (I)	2,530,000	48,678
Shenzhen International Holdings, Ltd.	10,320,000	1,228,117
Shenzhen Investment, Ltd.	2,574,142	1,033,962
Shimao Property Holdings, Ltd.	1,805,000	3,487,782
Shougang Concord International
Enterprises Company, Ltd. (I)	4,306,000	239,214
Shougang Fushan Resources Group, Ltd.	2,306,000	1,025,790
Silver Grant International, Ltd.	1,072,000	180,003
SIM Technology Group, Ltd. (I)	975,000	37,081
Sino Oil And Gas Holdings, Ltd. (I)	3,850,000	71,481
Sino Prosper State Gold
Resources Holdings, Ltd. (I)	365,000	9,781
Sinofert Holdings, Ltd.	2,924,000	737,267
Sinolink Worldwide Holdings, Ltd. (I)	2,292,000	189,371
Sinotrans Shipping, Ltd.	842,000	225,236
Skyworth Digital Holdings, Ltd. (L)	1,659,845	1,126,452
SMI Corp., Ltd. (I)	1,280,000	29,089
Solargiga Energy Holdings, Ltd. (I)	354,000	18,715
SRE Group, Ltd. (I)	3,206,857	124,320
Tak Sing Alliance Holdings, Ltd.	182,675	27,307
TCC International Holdings, Ltd.	696,000	187,021
TCL Communication
Technology Holdings, Ltd.	285,000	84,716
TCL Multimedia Technology Holdings, Ltd.	671,200	523,979
Texhong Textile Group, Ltd. (I)	20,000	19,022
Tian An China Investment, Ltd.	741,000	485,489
Tianjin Port Development Holdings, Ltd.	744,000	110,654
Tomson Group, Ltd.	386,807	105,403
TPV Technology, Ltd.	583,684	165,280
Truly International Holdings, Ltd.	705,000	365,949

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
VODone, Ltd.	1,977,400	$145,500
Wasion Group Holdings, Ltd.	318,000	182,317
Welling Holding, Ltd.	36,000	7,927
Yanchang Petroleum International, Ltd. (I)	2,560,000	171,626
Yip’s Chemical Holdings, Ltd.	16,000	17,173
Yuexiu Property Company, Ltd.	7,105,250	2,054,722

		50,470,890
Hungary - 0.5%
Danubius Hotel and Spa PLC (I)	6,805	91,086
EGIS Pharmaceuticals PLC	3,776	286,210
Fotex Holding SE (I)	8,707	6,250
OTP Bank PLC	282,692	5,099,840

		5,483,386
India - 7.0%
Aarti Industries, Ltd.	51,087	75,472
Aban Offshore, Ltd.	15,263	73,745
ABG Shipyard, Ltd. (I)	8,406	49,498
Adani Enterprises, Ltd.	130,677	488,934
Aditya Birla Nuvo, Ltd.	55,261	993,293
Alembic Pharmaceuticals, Ltd.	33,243	63,366
Alembic, Ltd. (I)	43,665	12,630
Allahabad Bank	186,565	437,105
Alok Industries, Ltd.	568,576	87,504
Amtek Auto, Ltd.	146,074	172,231
Amtek India, Ltd.	10,552	13,867
Anant Raj , Ltd.	54,720	63,239
Andhra Bank	198,888	352,309
Ansal Properties & Infrastructure, Ltd. (I)	30,966	12,614
Apollo Tyres, Ltd.	226,563	348,474
Arvind, Ltd.	109,711	156,069
Ashok Leyland, Ltd.	1,096,572	444,795
Atul Ltd.	584	3,313
Aurobindo Pharma, Ltd.	89,300	240,031
Bajaj Finance, Ltd.	14,961	323,382
Bajaj Hindusthan, Ltd.	344,964	119,836
Bajaj Holdings and Investment, Ltd.	49,562	831,281
Ballarpur Industries, Ltd.	403,880	127,662
Balmer Lawrie & Company, Ltd.	5,100	56,835
Balrampur Chini Mills, Ltd. (I)	206,266	166,326
Bank of Baroda	88,490	1,103,434
Bank of India	114,231	640,147
Bank of Maharashtra	152,501	146,488
BEML, Ltd.	14,453	39,776
Bhushan Steel, Ltd.	43,136	363,546
Bhushan Steel, Ltd. (I)	2,875	12,986
Birla Corp., Ltd.	41,435	186,326
Bombay Burmah Trading Company	15,000	31,043
Bombay Dyeing &
Manufacturing Company, Ltd.	25,940	43,052
Bombay Rayon Fashions, Ltd. (I)	7,468	34,258
Brigade Enterprises, Ltd.	1,477	1,548
Cairn India, Ltd.	631,653	3,186,634
Canara Bank	98,171	691,443
Capital First, Ltd.	4,573	13,698
Central Bank of India	54,446	66,823
Century Textiles & Industries, Ltd.	34,929	185,537
Chambal Fertilizers & Chemicals, Ltd.	39,136	36,134
City Union Bank, Ltd.	162,675	157,406
City Union Bank, Ltd. (I)	40,668	30,326
Claris Lifesciences Ltd.	4,155	17,221
Core Education & Technologies, Ltd.	2,140	2,017
Corporation Bank	11,690	82,769

122

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
India (continued)
Cox & Kings Ltd.	15,845	$37,399
Dalmia Bharat Enterprises, Ltd.	12,925	35,124
DB Realty, Ltd. (I)	35,138	38,685
DCM Shriram Consolidated	39,804	38,840
Deepak Fertilizers
& Petrochemicals Corp., Ltd.	28,839	53,132
Dena Bank	27,208	44,887
Development Credit Bank, Ltd. (I)	121,079	97,509
DLF, Ltd.	430,090	1,879,860
Dredging Corp. of India, Ltd. (I)	1,365	4,988
Edelweiss Financial Services, Ltd.	304,550	173,034
Educomp Solutions, Ltd.	42,399	48,535
EID Parry India, Ltd.	80,296	222,075
EIH, Ltd.	14,338	14,687
Elder Pharmaceuticals, Ltd.	7,799	40,712
Electrosteel Castings, Ltd.	89,970	25,712
Era Infra Engineering, Ltd.	36,627	90,627
Escorts, Ltd.	44,637	40,828
Ess Dee Aluminium Ltd.	1,077	6,268
Essar Oil, Ltd. (I)	184,984	264,269
Essar Ports, Ltd.	16,178	26,234
Essel Propack, Ltd.	37,352	21,575
Federal Bank, Ltd.	163,534	1,448,651
Finolex Cables, Ltd.	54,200	45,825
Finolex Industries, Ltd.	46,584	81,630
Fortis Healthcare, Ltd. (I)	76,664	142,106
Gammon India, Ltd.	85,633	36,320
Gateway Distriparks, Ltd.	10,919	24,896
Geodesic, Ltd.	94,402	16,477
Gitanjali Gems, Ltd.	56,665	614,641
Graphite India, Ltd.	75,117	109,808
Grasim Industries, Ltd.	28,107	1,528,138
GTL Infrastructure, Ltd. (I)	100,276	4,893
Gujarat Alkalies & Chemicals, Ltd.	24,028	95,308
Gujarat Fluorochemicals, Ltd.	3,024	16,688
Gujarat Narmada Valley
Fertilizers Company, Ltd.	66,143	91,336
Gujarat NRE Coke, Ltd.	166,598	51,075
Gujarat State Fertilisers & Chemicals, Ltd.	105,690	114,004
Gujarat State Petronet, Ltd.	85,023	104,544
HBL Power Systems, Ltd.	5,099	890
HCL Infosystems, Ltd.	126,394	87,389
HEG, Ltd.	12,877	40,317
HeidelbergCement India, Ltd. (I)	4,823	3,291
Hexa Tradex, Ltd. (I)	32,971	16,349
Hexaware Technologies, Ltd.	12,380	19,203
Hindalco Industries, Ltd.	1,340,282	2,261,522
Hinduja Ventures, Ltd.	5,620	41,213
Hindustan Construction Company, Ltd. (I)	223,609	56,092
Hotel Leela Venture, Ltd. (I)	112,448	41,750
Housing Development
& Infrastructure, Ltd. (I)	220,761	189,561
HSIL, Ltd.	5,997	10,069
ICICI Bank, Ltd.	167,495	3,247,000
IDBI Bank, Ltd.	267,194	397,230
IDFC, Ltd.	119,156	315,789
IFCI, Ltd.	181,420	87,259
India Cements, Ltd.	258,302	396,347
India Infoline, Ltd.	213,160	242,587
Indiabulls Housing Finance, Ltd. (I)	240,661	1,203,526
Indiabulls Infrastructure and Power, Ltd. (I)	930,247	79,006
Indiabulls Real Estate, Ltd. (I)	315,338	318,375
Indian Bank	70,234	231,777

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
India (continued)
Indian Hotels Company, Ltd.	200,274	$197,216
Indian Overseas Bank	234,477	281,231
ING Vysya Bank, Ltd.	16,192	166,558
Ingersoll-Rand India, Ltd.	14,510	103,216
IVRCL, Ltd. (I)	311,424	112,163
Jai Corp., Ltd.	22,618	21,053
Jaiprakash Associates, Ltd.	796,755	970,135
Jammu & Kashmir Bank, Ltd.	41,976	918,499
Jaypee Infratech, Ltd.	28,073	20,351
JB Chemicals & Pharmaceuticals, Ltd.	20,800	28,380
JBF Industries, Ltd.	33,505	60,596
Jindal Poly Films, Ltd.	1,258	3,401
Jindal Saw, Ltd.	164,858	252,556
Jindal Stainless, Ltd. (I)	44,529	39,918
JK Cement, Ltd.	5,431	26,785
JK Lakshmi Cement, Ltd.	7,421	13,341
JM Financial, Ltd.	124,021	36,864
JSW Energy, Ltd.	408,574	412,108
JSW Steel, Ltd.	122,212	1,485,717
Jubilant Life Sciences, Ltd.	53,395	170,023
Kalpataru Power Transmission, Ltd.	20,383	31,244
Karnataka Bank, Ltd.	180,381	437,960
Karur Vysya Bank, Ltd.	30,968	256,710
Kesoram Industries, Ltd.	26,673	41,633
Kingfisher Airlines, Ltd. (I)	150,938	22,291
Lakshmi Vilas Bank, Ltd.	30,751	45,868
Madras Cements, Ltd.	36,000	170,759
Mahanagar Telephone Nigam, Ltd. (I)	186,850	63,432
Maharashtra Seamless, Ltd.	38,253	158,612
Mahindra Lifespace Developers, Ltd.	10,600	74,080
Manaksia, Ltd. (I)	3,292	2,649
McLeod Russel India, Ltd.	48,101	312,325
Mercator, Ltd. (I)	150,335	36,424
MindTree, Ltd.	362	6,052
MOIL, Ltd.	3,305	13,655
Monnet Ispat & Energy, Ltd.	29,947	100,772
Mphasis, Ltd.	2,277	16,305
MRF, Ltd.	920	203,001
Nagarjuna Fertilizers & Chemicals, Ltd. (I)	138,250	26,940
Nagarjuna Oil Refinery, Ltd. (I)	125,682	7,057
National Aluminium Company, Ltd.	108,688	66,657
Nava Bharat Ventures, Ltd.	1,614	4,910
NCC, Ltd.	263,914	159,389
NIIT Technologies, Ltd.	22,936	119,840
NIIT, Ltd.	19,897	7,655
Noida Toll Bridge Company, Ltd.	62,165	23,017
OMAXE, Ltd. (I)	49,670	136,433
Orbit Corp., Ltd. (I)	43,904	20,823
Orchid Chemicals & Pharmaceuticals, Ltd.	37,760	43,418
Orient Cement Ltd. (I)	58,165	61,643
Orient Paper & Industries, Ltd.	58,165	6,902
Oriental Bank of Commerce	101,465	468,679
Oswal Chemicals & Fertilizers (I)	1,896	692
Panacea Biotec, Ltd. (I)	12,287	28,345
Parsvnath Developers, Ltd. (I)	76,316	55,864
Peninsula Land, Ltd.	23,190	15,683
Persistent Systems, Ltd.	2,387	23,854
Piramal Enterprises, Ltd.	46,384	519,684
Plethico Pharmaceuticals, Ltd. (I)	7,219	21,714
Polaris Financial Technology, Ltd.	26,963	55,306
Polyplex Corp., Ltd.	3,400	10,103
Prime Focus Ltd. (I)	46,896	36,102
Prozone Capital Shopping Centres, Ltd. (I)	43,382	18,834

123

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
India (continued)
PTC India Financial Services, Ltd. (I)	29,410	$7,653
PTC India, Ltd.	233,522	256,159
Punj Lloyd, Ltd.	165,098	167,755
Punjab & Sind Bank	5,337	5,777
Raymond, Ltd.	30,886	164,015
REI Agro, Ltd.	214,503	40,492
REI Six Ten Retail, Ltd. (I)	7,680	343
Reliance Capital, Ltd.	94,899	548,115
Reliance Communications, Ltd.	685,263	698,532
Reliance Industries, Ltd.	666,535	9,562,572
Reliance Industries, Ltd., GDR (S)	349,881	9,978,880
Reliance Power, Ltd. (I)	588,041	670,703
Rolta India, Ltd.	133,332	162,146
Ruchi Soya Industries, Ltd.	125,412	143,104
Rural Electrification Corp., Ltd.	140,240	545,224
Sesa Goa, Ltd.	315,155	905,485
Shipping Corp. of India, Ltd. (I)	104,070	77,788
Shiv-Vani Oil & Gas
Exploration Services, Ltd.	6,058	4,399
Shree Renuka Sugars, Ltd. (I)	220,608	90,960
Sintex Industries, Ltd.	97,140	82,606
Sobha Developers, Ltd.	40,327	256,882
South Indian Bank, Ltd.	1,171,770	533,785
SREI Infrastructure Finance, Ltd.	247,892	121,340
SRF, Ltd.	24,910	78,395
State Bank of Bikaner & Jaipur	899	6,846
State Bank of India	78,651	3,013,897
State Bank of India, GDR	435	36,316
Steel Authority of India, Ltd.	521,441	596,924
Sterling Biotech, Ltd. (I)	34,756	2,721
Sterlite Industries India, Ltd., ADR (L)	377,373	2,634,064
Sterlite Technologies, Ltd.	72,209	31,352
Strides Arcolab, Ltd.	7,164	115,549
Sundaram Finance, Ltd.	1,300	11,465
Suzlon Energy, Ltd. (I)	761,267	189,885
Syndicate Bank	206,951	421,229
Tata Chemicals, Ltd.	96,921	574,389
Tata Communications, Ltd.	50,645	215,810
Tata Communications, Ltd., ADR	11,658	95,829
Tata Global Beverages, Ltd.	467,750	1,099,534
Tata Investment Corp., Ltd.	6,673	53,172
Tata Steel, Ltd.	344,558	1,985,276
Tata Steel, Ltd., GDR	743	4,272
The Great Eastern Shipping Company, Ltd.	84,512	358,278
Time Technoplast, Ltd.	4,194	3,498
Trent, Ltd.	46	846
Tube Investments of India, Ltd.	369	1,132
Tulip Telecom, Ltd. (I)	28,364	4,479
TV18 Broadcast, Ltd. (I)	56,338	29,047
UCO Bank	85,194	88,346
Uflex, Ltd.	10,885	14,627
Union Bank of India, Ltd.	169,587	684,421
Unitech, Ltd. (I)	1,276,814	558,745
United Phosphorus, Ltd.	178,021	388,792
Usha Martin, Ltd. (I)	154,885	62,775
Uttam Galva Steels, Ltd. (I)	13,863	19,476
Vardhman Special Steels, Ltd. (I)	1,620	757
Vardhman Textiles, Ltd.	8,101	39,336
Videocon Industries, Ltd.	105,664	396,640
Vijaya Bank	83,311	72,469
Welspun Corp, Ltd.	55,523	51,708
Zuari Agro Chemicals, Ltd. (I)	9,200	24,117

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
India (continued)
Zuari Global, Ltd.	9,200	$12,105

		78,060,946
Indonesia - 3.4%
Adaro Energy Tbk PT	5,765,000	778,843
Adhi Karya Persero Tbk PT	449,500	143,439
Agis Tbk PT (I)	1,846,000	86,586
Alam Sutera Realty Tbk PT	1,910,500	210,891
Aneka Tambang Persero Tbk PT	5,527,500	781,530
Asahimas Flat Glass Tbk PT	65,500	59,485
Astra Graphia Tbk PT	389,500	74,612
Bakrie & Brothers Tbk PT (I)	121,836,489	626,892
Bakrie Sumatera Plantations Tbk PT	17,546,000	178,928
Bakrie Telecom Tbk PT (I)	24,850,000	127,939
Bakrieland Development Tbk PT (I)	41,455,500	239,539
Bank Bukopin Tbk PT	4,493,500	416,524
Bank Danamon Indonesia Tbk PT	4,507,294	2,996,083
Bank Mandiri Persero Tbk PT	3,829,320	3,944,209
Bank Negara Indonesia Persero Tbk PT	11,492,881	5,980,940
Bank Pan Indonesia Tbk PT (I)	4,924,397	411,111
Bank Pembangunan Daerah Jawa Barat Dan
Banten Tbk PT	2,121,500	282,066
Bank Tabungan Negara Persero Tbk PT	3,842,861	673,488
Barito Pacific Tbk PT (I)	1,893,500	84,803
Benakat Petroleum Energy Tbk PT (I)	3,184,000	58,976
Berau Coal Energy Tbk PT	2,215,500	54,842
Berlian Laju Tanker Tbk PT (I)	16,708,166	0
Bhakti Investama Tbk PT	17,730,000	913,316
Bisi International PT	1,105,000	98,118
Borneo Lumbung Energi & Metal Tbk PT (I)	239,000	11,564
Budi Acid Jaya Tbk PT (I)	1,493,000	17,838
Bumi Serpong Damai PT	475,500	85,768
Central Proteinaprima Tbk PT (I)	16,930,000	67,946
Ciputra Development Tbk PT	16,900,000	1,880,286
Ciputra Property Tbk PT	213,500	21,130
Ciputra Surya Tbk PT	896,000	258,919
Clipan Finance Indonesia Tbk PT	1,045,000	48,409
Darma Henwa Tbk PT (I)	21,675,000	111,526
Davomas Abadi Tbk PT (I)	2,465,000	12,683
Delta Dunia Makmur Tbk PT (I)	628,500	13,649
Elnusa Tbk PT (I)	2,000,000	39,156
Energi Mega Persada Tbk PT (I)	39,318,681	405,526
Exploitasi Energi Indonesia Tbk PT (I)	1,955,500	80,721
Gajah Tunggal Tbk PT	2,052,500	528,827
Garuda Indonesia Persero Tbk PT (I)	1,084,000	72,548
Global Mediacom Tbk PT	1,172,000	281,233
Gozco Plantations Tbk PT	3,863,400	65,600
Holcim Indonesia Tbk PT	1,381,268	511,978
Indah Kiat Pulp & Paper Corp. Tbk PT (I)	2,168,500	197,021
Indika Energy Tbk PT	1,851,000	232,584
Indofood Sukses Makmur Tbk PT	4,579,000	3,507,414
Intiland Development Tbk PT	3,722,500	222,068
Japfa Comfeed Indonesia Tbk PT	156,054	152,365
Kawasan Industri Jababeka Tbk PT (I)	14,566,000	450,676
Lippo Karawaci Tbk PT	19,265,793	2,715,995
Matahari Putra Prima Tbk PT	2,803,500	523,695
Medco Energi Internasional Tbk PT	2,465,000	411,141
Mitra International Resources Tbk PT (I)	1,747,000	13,312
Multipolar Corp. Tbk Pt	833,500	49,111
Pabrik Kertas Tjiwi Kimia Tbk PT	72,500	14,903
Panin Financial Tbk PT (I)	19,315,500	488,063
Panin Insurance Tbk PT	1,627,000	123,933
Pembangunan Perumahan Persero Tbk PT	807,000	99,764

124

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Indonesia (continued)
Perusahaan Perkebunan London Sumatra
Indonesia Tbk PT	1,764,500	$351,051
Petrosea Tbk Pt	210,500	40,984
Polychem Indonesia Tbk PT (I)	2,945,500	110,673
Ramayana Lestari Sentosa Tbk PT	2,505,000	358,395
Salim Ivomas Pratama Tbk Pt (I)	172,000	18,639
Sampoerna Agro Tbk PT	703,500	152,036
Samudera Indonesia Tbk PT	58,500	24,536
Selamat Sempurna Tbk PT	7,500	1,967
Sentul City Tbk PT (I)	19,986,000	639,140
Summarecon Agung Tbk PT	250,500	63,823
Suryainti Permata Tbk PT (I)	1,446,000	13,244
Tiga Pilar Sejahtera Food Tbk	1,539,500	202,908
Timah Persero Tbk PT	2,897,500	427,470
Trias Sentosa Tbk PT	2,019,500	72,711
Trimegah Securities Tbk PT (I)	1,540,500	17,167
Truba Alam Manunggal Engineering
Tbk PT (I)	11,991,500	61,701
Tunas Baru Lampung Tbk PT	1,620,000	80,132
Tunas Ridean Tbk PT	2,272,500	217,569
United Tractors Tbk PT	571,500	1,072,542
Vale Indonesia Tbk PT	3,845,000	942,597
Wijaya Karya Persero Tbk PT	1,102,748	230,032

		38,039,829
Israel - 0.0%
Mivtach Shamir Holdings, Ltd.	6,071	156,203
Malaysia - 4.1%
Affin Holdings BHD	711,300	783,969
AirAsia BHD	818,200	756,863
Alam Maritim Resources BHD (I)	346,100	103,415
Alliance Financial Group BHD	1,285,500	1,828,517
AMMB Holdings BHD	2,200,162	4,643,760
Ann Joo Resources BHD	252,200	100,146
APM Automotive Holdings BHD	6,500	10,407
Asas Dunia BHD	24,000	11,507
Berjaya Corp. BHD	2,315,900	385,273
BIMB Holdings BHD	142,900	158,475
Boustead Holdings BHD	607,376	1,015,117
Cahya Mata Sarawak BHD	241,600	242,794
Coastal Contracts BHD	30,000	19,385
Dijaya Corp. BHD	81,800	40,672
DRB-Hicom BHD	1,194,900	997,635
Eastern & Oriental BHD	337,900	174,851
ECM Libra Financial Group BHD	175,561	40,272
Faber Group BHD	123,900	63,265
Gamuda BHD	143,700	191,771
Genting Malaysia BHD	1,545,000	1,831,994
Globetronics Technology BHD	190,440	108,288
Glomac BHD	462,600	147,822
Goldis BHD (I)	306,000	197,630
HAP Seng Consolidated BHD	1,815,120	1,013,641
Hap Seng Plantations Holdings BHD	617,500	543,962
Hong Leong Financial Group BHD	309,800	1,495,954
Hong Leong Industries BHD	25,000	34,628
Hunza Properties BHD	113,800	56,507
Hwang-DBS Malaysia BHD	105,200	142,732
IGB Corp. BHD	1,590,043	1,165,416
IJM Corp. BHD	2,070,980	3,687,356
IJM Land BHD	443,300	368,748
IJM Plantations BHD	64,500	62,676
Inch Kenneth Kajang Rubber	106,800	31,948
Insas BHD	494,969	67,972

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Malaysia (continued)
Integrated Logistics BHD	162,855	$52,085
Iris Corp. Bhd	356,700	18,422
JAKS Resources BHD (I)	246,000	27,415
Jaya Tiasa Holdings BHD	251,226	145,873
JCY International BHD	265,600	44,594
K&N Kenanga Holdings BHD	402,145	70,114
Karambunai Corp. BHD (I)	1,978,300	69,916
Keck Seng Malaysia BHD	222,300	370,594
Kian JOO CAN Factory BHD	290,000	222,150
Kim Loong Resources BHD	32,400	23,120
Kinsteel BHD (I)	561,400	54,381
KLCC Property Holdings BHD	796,400	1,713,961
KNM Group BHD (I)	1,152,000	178,872
KSL Holdings BHD (I)	267,333	176,876
KUB Malaysia BHD (I)	534,400	70,139
Kulim Malaysia BHD	989,600	1,163,986
Kumpulan Fima BHD	2,300	1,413
Kwantas Corp. BHD	56,000	32,372
Land & General BHD (I)	163,200	21,899
Landmarks BHD (I)	384,900	121,143
LBS Bina Group BHD	210,000	63,055
Lion Industries Corp. BHD	736,100	214,271
Mah Sing Group BHD	162,133	121,639
Malayan Flour Mills BHD	132,300	51,317
Malaysia Airports Holdings BHD	182,485	342,277
Malaysian Airline System BHD (I)	308,600	74,510
Malaysian Bulk Carriers BHD	194,100	99,106
Malaysian Pacific Industries BHD	64,375	52,146
Malaysian Resources Corp. BHD	650,100	304,899
MBM Resources BHD	78,650	85,185
Media Prima BHD	46,900	36,937
Mega First Corp. BHD	163,700	83,506
MISC BHD (I)	417,900	723,844
MK Land Holdings BHD	632,500	64,425
MMC Corp. BHD	1,118,700	922,526
MNRB Holdings BHD	10,000	9,357
Mudajaya Group BHD	201,700	157,964
Muhibbah Engineering Malaysia BHD	495,300	195,273
Mulpha International BHD (I)	2,622,700	325,792
Naim Holdings BHD	198,100	144,029
NCB Holdings BHD	4,100	5,958
Nylex Malaysia BHD	42,463	6,366
Oriental Holdings BHD	549,620	1,703,516
OSK Holdings BHD	903,998	429,401
Panasonic Manufacturing Malaysia BHD	45,500	315,318
Perdana Petroleum BHD (I)	259,400	108,130
Pharmaniaga BHD	1,462	3,948
PJ Development Holdings BHD	258,900	66,480
POS Malaysia BHD	68,800	94,299
PPB Group BHD	729,200	2,975,141
Press Metal BHD	51,000	29,319
Protasco BHD	172,400	63,009
RHB Capital BHD	106,626	297,751
Rimbunan Sawit Bhd	166,100	42,384
Salcon BHD	42,800	6,692
Scientex BHD	32,000	39,861
Scomi Group BHD (I)	1,708,300	193,464
Selangor Dredging BHD	326,900	84,365
Selangor Properties BHD	105,000	123,522
Shangri-La Hotels BHD	101,900	153,454
Shell Refining Company Federation of
Malaya BHD	161,700	444,797
SHL Consolidated BHD	172,300	73,449

125

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Malaysia (continued)
Sunway BHD	898,722	$855,754
Supermax Corp. BHD	325,900	200,137
Suria Capital Holdings BHD	237,900	116,856
Symphony Life BHD (I)	185,955	54,912
TA Ann Holdings BHD	344,990	387,537
TA Enterprise BHD	1,903,200	316,609
TA Global BHD	1,233,900	97,478
TAN Chong Motor Holdings BHD	20,700	34,422
TDM BHD	171,700	211,688
TH Plantations BHD (I)	12,400	8,249
Time.com BHD (I)	346,900	441,479
Tradewinds Corp. BHD	398,400	132,514
Tradewinds Plantation BHD	45,500	73,314
UEM Land Holdings BHD (I)	170,400	148,177
Unisem Malaysia BHD	601,680	171,214
United Malacca BHD	97,800	231,734
UOA Development Bhd	63,900	43,129
VS Industry BHD	166,770	74,802
Wah Seong Corp. BHD	106,156	56,516
WCT BHD	608,550	473,472
Wing Tai Malaysia BHD	124,000	75,973
WTK Holdings BHD	368,500	107,229
YNH Property BHD	662,715	404,459
YTL Corp. BHD	5,036,140	2,658,875
YTL Land & Development BHD (I)	52,700	15,340
Zelan BHD (I)	227,600	21,391

		45,850,635
Mexico - 8.2%
Alfa SAB de CV, Class A	3,135,770	7,671,998
Alsea SAB de CV (I)	13,769	39,677
Arca Continental SAB de CV	287,886	2,156,819
Axtel SAB de CV (I)	982,700	295,075
Cemex SAB de CV, ADR (I)(L)	1,313,956	16,043,403
Cia Minera Autlan SAB de CV, Series B	14,000	12,330
Consorcio ARA SAB de CV (I)	1,418,400	576,949
Controladora Comercial Mexicana SAB de CV	147,007	541,467
Corporacion GEO SAB de CV, Series B (I)	793,874	476,770
Desarrolladora Homex SAB de CV (I)	153,600	229,340
Desarrolladora Homex SAB
de CV, ADR (I)(L)	9,800	87,612
Empresas ICA SAB de CV (I)	220,900	734,426
Empresas ICA SAB de CV, ADR (I)(L)	198,467	2,631,672
Fomento Economico Mexicano SAB
de CV, ADR	82,567	9,371,355
GMD Resorts SAB de CV (I)	60,500	20,083
Gruma SAB de CV, ADR (I)	7,982	140,164
Gruma SAB de CV, Class B (I)	343,439	1,514,823
Grupo Aeroportuario del Centro Norte
SAB de CV	281,000	1,173,910
Grupo Aeroportuario del Centro Norte SAB
de CV, ADR	4,057	135,504
Grupo Aeroportuario del Pacifico SAB
de CV, ADR	81,585	4,781,697
Grupo Aeroportuario del Sureste SAB
de CV, ADR (L)	30,747	4,202,192
Grupo Aeroportuario del Sureste SAB
de CV, Class B	28,700	392,640
Grupo Carso SAB de CV, Series A1	880,268	4,907,683
Grupo Cementos de Chihuahua SAB de CV (I)	35,500	129,496
Grupo Comercial Chedraui SA de CV	17,900	60,717
Grupo Famsa SAB de CV, Class A (I)	357,718	754,725
Grupo Financiero Banorte SAB
de CV, Series O	2,397,900	19,243,053

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Mexico (continued)
Grupo Industrial Maseca SAB de CV, Series B	53,900	$69,357
Grupo Industrial Saltillo SAB de CV	94,000	218,504
Grupo KUO SAB de CV, Series B	164,000	424,443
Grupo Mexicano de Desarrollo SAB de CV (I)	52,030	31,323
Grupo Simec SAB de CV, Series B (I)	219,500	1,045,483
Industrias Bachoco SAB de CV, ADR	2,653	85,188
Industrias CH SAB de CV, Series B (I)	265,600	2,319,306
Inmuebles Carso SAB de CV, Class B1 (I)	1,110,125	1,103,914
Minera Frisco SAB de CV, Class A1 (I)	118,600	513,443
OHL Mexico SAB de CV (I)	40,300	111,531
Organizacion Soriana SAB de CV, Series B	1,587,300	6,204,958
Qualitas Controladora SAB de CV	318,900	598,718
Sare Holding SAB de CV, Class B (I)	106,048	5,136
Urbi Desarrollos Urbanos SAB de CV (I)	662,000	169,868

		91,226,752
Philippines - 1.2%
Alliance Global Group, Inc.	2,833,000	1,465,190
Atlas Consolidated Mining & Development	194,000	106,724
Cebu Air, Inc.	6,460	10,814
Empire East Land Holdings, Inc. (I)	2,990,000	78,410
Filinvest Development Corp.	211,875	30,226
Filinvest Land, Inc.	18,335,500	886,938
First Philippine Holdings Corp.	427,000	1,098,943
Global-Estate Resorts, Inc. (I)	1,064,000	60,466
JG Summit Holdings, Inc.	162,300	168,794
Lafarge Republic, Inc.	80,428	21,565
Lopez Holdings Corp.	3,257,000	575,537
Megaworld Corp.	19,138,800	1,820,059
Metropolitan Bank & Trust Company	111,411	319,026
Philippine National Bank (I)	362,200	896,510
Philtown Properties, Inc. (I)	3,844	145
RFM Corp.	120,000	13,858
Rizal Commercial Banking Corp.	602,800	1,034,088
Robinsons Land Corp.	2,512,500	1,569,505
San Miguel Corp.	745,140	2,108,267
SM Development Corp.	541,420	112,388
Trans-Asia Oil & Energy Development	20,000	1,116
Union Bank of Philippines	214,600	657,366
Vista Land & Lifescapes, Inc.	5,803,000	770,449

		13,806,384
Poland - 1.7%
Agora SA	77,712	181,801
Asseco Poland SA	62,666	808,929
Bank Millennium SA (I)	296,783	437,755
Bank Zachodni WBK SA	3,229	249,854
Bioton SA (I)	4,546,178	69,534
Ciech SA (I)	32,747	228,430
ComArch SA	1,802	45,967
Enea SA	92,903	423,767
Fabryki Mebli Forte SA	23,417	118,744
Farmacol SA (I)	10,785	157,981
Firma Oponiarska Debica SA	7,423	152,442
Getin Holding SA (I)(L)	174,983	146,214
Grupa Kety SA	17,823	770,848
Grupa Lotos SA (I)	99,148	1,248,731
Impexmetal SA (I)	98,393	84,053
Koelner SA	3,382	6,360
Kopex SA (I)	61,117	290,588
LC Corp. SA (I)	155,767	57,925
MCI Management SA (I)	32,259	65,963
Netia SA (I)(L)	324,551	421,219
Orbis SA	45,854	506,571

126

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Poland (continued)
Petrolinvest SA (I)	50,401	$14,569
PGE SA	828,765	4,263,445
Polimex-Mostostal SA (I)	283,029	32,170
Polnord SA (I)	19,758	40,516
Polski Koncern Miesny Duda SA (I)	61,515	9,816
Polski Koncern Naftowy Orlen SA (I)(L)	472,808	7,487,483
Rovese SA (I)	40,467	16,782
Sygnity SA (I)	6,918	32,619
Tauron Polska Energia SA	587,471	772,464
Zaklady Azotowe w Tarnowie-Moscicach SA	13,473	238,822

		19,382,362
Russia - 4.7%
Federal Hydrogenerating Company JSC, ADR	865,654	1,690,790
Gazprom OAO, ADR (London Exchange)	5,453,751	46,780,367
Lukoil OAO, ADR	55,032	3,549,026
Magnitogorsk Iron & Steel Works, GDR	90,476	310,152
Magnitogorsk Iron & Steel Works, GDR
(London Exchange)	8,444	29,007

		52,359,342
South Africa - 7.0%
ABSA Group, Ltd. (L)	383,490	6,464,133
Adcorp Holdings, Ltd.	28,318	93,961
Aeci, Ltd.	57,773	641,040
Afgri, Ltd.	389,921	226,896
African Rainbow Minerals, Ltd.	107,152	2,206,797
Allied Electronics Corp., Ltd.	62,999	143,944
ArcelorMittal South Africa, Ltd. (I)	138,452	428,204
Argent Industrial, Ltd.	113,274	72,019
Aveng, Ltd.	442,348	1,553,539
Barloworld, Ltd.	265,047	2,762,476
Basil Read Holdings, Ltd. (I)	36,217	46,872
Bell Equipment, Ltd.	34,158	81,368
Blue Label Telecoms, Ltd.	182,758	156,814
Business Connexion Group, Ltd.	100,096	63,282
Caxton & CTP Publishers & Printers, Ltd.	185,300	352,757
Cipla Medpro South Africa, Ltd.	491,176	497,834
Clover Industries, Ltd.	12,309	22,760
Consolidated Infrastructure Group, Ltd. (I)	3,352	7,107
DataTec, Ltd.	255,498	1,403,567
DRDGOLD, Ltd.	329,618	256,860
Eqstra Holdings, Ltd.	194,239	140,710
Gold Fields, Ltd., ADR	784,509	6,079,945
Grindrod, Ltd.	607,680	1,322,041
Group Five, Ltd.	94,236	368,934
Harmony Gold Mining
Company, Ltd., ADR (L)	532,185	3,411,306
Hudaco Industries, Ltd.	10,209	104,849
Hulamin, Ltd. (I)	112,965	65,021
Iliad Africa, Ltd.	124,370	67,631
Illovo Sugar, Ltd.	27,659	95,674
Impala Platinum Holdings, Ltd.	382,149	5,626,727
Investec, Ltd.	318,380	2,226,158
JD Group, Ltd. (L)	204,241	773,468
KAP Industrial Holdings, Ltd.	146,538	52,585
Lewis Group, Ltd.	97,828	687,695
Liberty Holdings, Ltd.	126,115	1,647,815
Merafe Resources, Ltd. (I)	2,241,497	177,958
Metair Investments, Ltd.	117,651	478,533
MMI Holdings, Ltd.	1,109,101	2,801,830
Mondi, Ltd.	145,980	1,976,885
Mpact, Ltd.	6,878	17,495
Murray & Roberts Holdings, Ltd. (I)	63,097	161,164

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Africa (continued)
Mvelaserve, Ltd. (I)	154,755	$141,809
Nedbank Group, Ltd. (L)	282,400	5,851,327
Northam Platinum, Ltd. (I)	193,290	834,907
Nu-World Holdings, Ltd.	19,436	42,274
Omnia Holdings, Ltd.	62,359	1,071,589
Palabora Mining Company, Ltd. (I)	9,746	111,280
Peregrine Holdings, Ltd.	95,789	117,856
Petmin, Ltd.	101,536	23,749
PSG Group, Ltd.	31,165	212,888
Raubex Group, Ltd.	77,675	164,724
Royal Bafokeng Platinum, Ltd. (I)	5,409	31,761
Sappi, Ltd. (I)	331,201	1,031,102
Sappi, Ltd., ADR (I)(L)	156,861	481,563
Sentula Mining, Ltd. (I)	262,338	46,997
Sibanye Gold, Ltd., ADR (I)	196,127	1,108,119
Standard Bank Group, Ltd.	923,202	11,886,063
Stefanutti Stocks Holdings, Ltd.	48,594	47,933
Steinhoff International Holdings, Ltd. (I)(L)	1,892,115	5,146,220
Super Group, Ltd. (I)	247,529	654,106
Telkom SA, Ltd. (I)	271,496	443,100
Telkom SA, Ltd., ADR (I)	3,000	19,290
Tiger Wheels, Ltd. (I)	32,678	0
Times Media Group, Ltd. (I)	61,751	110,835
Tongaat Hulett, Ltd.	74,597	1,163,860
Trans Hex Group, Ltd. (I)	44,790	16,804
Trencor, Ltd.	89,914	704,495
Value Group, Ltd.	178,661	112,716
Village Main Reef, Ltd.	344,988	42,045
Wilson Bayly Holmes-Ovcon, Ltd.	30	503
Zeder Investments, Ltd.	135,273	52,080

		77,438,649
South Korea - 15.4%
AMOREPACIFIC Group	794	289,664
Asia Cement Company, Ltd.	3,240	222,093
Asia Paper Manufacturing Company, Ltd.	1,600	27,361
AUK Corp. (I)	19,670	35,064
Bookook Securities Company, Ltd.	4,950	73,075
Boryung Pharmaceutical Company, Ltd.	4,053	113,069
BS Financial Group, Inc.	185,010	2,515,421
Busan City Gas Company, Ltd.	7,300	161,643
BYC Company, Ltd.	240	44,957
Byucksan Corp.	19,800	32,236
Chin Hung International, Inc. (I)	21,552	10,538
Chong Kun Dang Pharm Corp.	3,300	156,028
Chosun Refractories Company, Ltd.	1,708	99,394
CJ Corp.	17,422	2,277,946
CJ Korea Express Company, Ltd. (I)	8,268	753,633
Cosmochemical Company, Ltd. (I)	3,570	23,415
Dae Dong Industrial Company, Ltd.	9,000	46,830
Dae Han Flour Mills Company, Ltd.	1,232	145,221
Dae Won Kang Up Company, Ltd.	1,907	13,803
Daechang Company, Ltd.	43,270	48,998
Daeduck GDS Company, Ltd.	12,540	206,244
Daegu Department Store	9,340	123,173
Daehan Steel Company, Ltd.	9,250	63,458
Daekyo Company, Ltd.	44,550	270,848
Daelim Industrial Company, Ltd.	32,582	2,680,829
Daelim Trading Company, Ltd.	1,417	5,140
Daesang Corp.	2,330	76,886
Daesang Holdings Company, Ltd.	8,320	64,133
Daesung Group Partners Company, Ltd.	525	15,651
Daesung Holdings Company, Ltd.	8,110	54,299
Daewoo Securities Company, Ltd.	27,971	287,553

127

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Daewoo Shipbuilding & Marine
Engineering Company, Ltd.	23,550	$584,815
Daewoong Pharmaceutical Company, Ltd.	484	26,549
Dahaam E-Tec Company, Ltd.	2,630	41,958
Daishin Securities Company, Ltd.	53,530	468,738
Daou Technology, Inc.	26,120	414,986
DGB Financial Group, Inc.	146,510	2,212,612
Digital Power Communications Company, Ltd.	1,370	4,609
Dong Ah Tire & Rubber Company, Ltd.	10,970	168,894
Dong Yang Gang Chul Company, Ltd. (I)	2,200	4,621
Dong-Il Corp.	673	32,275
Dongbang Transport Logistics Company, Ltd.	5,500	14,946
Dongbu Corp. (I)	12,860	48,871
Dongbu HiTek Company, Ltd. (I)	26,970	155,438
Dongbu Securities Company, Ltd.	32,430	117,300
Dongbu Steel Company, Ltd. (I)	23,705	73,055
Dongil Industries Company, Ltd.	1,340	69,395
Dongkuk Steel Mill Company, Ltd. (L)	42,070	463,587
Dongwha Pharmaceutical Company, Ltd.	16,190	88,159
Dongwon F&B Company, Ltd.	1,080	107,720
Doosan Corp.	5,073	586,311
Doosan Engineering &
Construction Company, Ltd. (I)(L)	40,872	103,732
DRB Holding Company, Ltd.	4,881	26,973
DRB Industrial Company, Ltd.	4,258	28,222
Eugene Investment &
Securities Company, Ltd. (I)	45,730	106,085
Fursys, Inc.	3,612	81,733
Gaon Cable Company, Ltd.	2,934	58,760
Golden Bridge Investment &
Securities Company, Ltd.	17,880	20,193
GS Engineering & Construction Corp.	2,720	132,346
GS Holdings Corp.	42,665	2,491,241
Gwangju Shinsegae Company, Ltd.	1,111	279,176
Halla Engineering & Construction Corp.	14,352	86,255
Han Kuk Carbon Company, Ltd.	13,870	104,512
Hana Financial Group, Inc.	267,845	9,479,638
Handok Pharmaceuticals Company, Ltd.	1,320	25,212
Hanil Cement Company, Ltd.	6,209	318,703
Hanjin Heavy Industries &
Construction Company, Ltd. (I)(L)	51,421	413,675
Hanjin Heavy Industries & Construction
Holdings Company, Ltd.	14,860	88,383
Hanjin Shipping Company, Ltd. (I)(L)	66,686	633,387
Hanjin Shipping Holdings Company, Ltd. (I)	6,150	29,899
Hanjin Transportation Company, Ltd.	11,210	242,881
Hankuk Glass Industries, Inc. (I)	1,970	35,938
Hankuk Paper Manufacturing Company, Ltd.	3,920	98,808
Hanmi Science Company, Ltd. (I)	3,124	29,023
Hanmi Semiconductor Company, Ltd.	8,570	69,812
Hansol Paper Company, Ltd.	40,470	437,140
Hanwha Chemical Corp.	67,510	1,198,680
Hanwha Corp.	38,140	1,156,521
Hanwha General Insurance Company, Ltd. (I)	3,270	16,916
Hanwha Investment &
Securities Company, Ltd.	58,320	223,647
Hanwha Life Insurance Company, Ltd.	62,170	379,306
Hanwha Timeworld Company, Ltd.	2,650	78,185
Hanyang Securities Company, Ltd.	11,820	68,570
Heung-A Shipping Company, Ltd.	17,782	21,451
Hitejinro Holdings Company, Ltd.	7,640	116,136
HMC Investment Securities Company, Ltd.	17,256	202,820
HS R&A Company, Ltd.	2,470	27,761

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Husteel Company, Ltd.	6,110	$140,302
Hwacheon Machine Tool Company, Ltd.	940	37,637
Hyosung Corp.	21,955	1,087,835
Hyundai BNG Steel Company, Ltd. (I)	7,680	74,138
Hyundai Development Company	68,610	1,530,935
Hyundai Heavy Industries Company, Ltd.	529	102,251
Hyundai Mipo Dockyard	12,693	1,324,936
Hyundai Securities Company, Ltd.	141,746	1,011,445
Hyundai Steel Company	54,387	3,984,827
Il Dong Pharmaceutical Company, Ltd.	10,050	101,210
Iljin Electric Company, Ltd.	2,300	8,344
Ilshin Spinning Company, Ltd.	867	78,544
Ilsung Pharmaceutical Company, Ltd.	1,895	134,949
Industrial Bank of Korea	208,787	2,402,669
Inzi Controls Company, Ltd.	6,050	36,877
IS Dongseo Company, Ltd. (I)	9,480	99,002
ISU Chemical Company, Ltd.	7,460	124,554
Jeil Pharmaceutical Company	13,980	217,976
Jeil Savings Bank (I)	1,820	49
Jeonbuk Bank	48,334	243,646
JW Pharmaceutical Corp.	6,789	91,330
KB Financial Group, Inc.	62,198	2,077,455
KB Financial Group, Inc., ADR (L)	341,648	11,288,050
KC Tech Company, Ltd.	9,012	37,077
KCC Corp.	5,518	1,476,094
Keangnam Enterprises, Ltd. (I)	8,628	55,513
Keyang Electric Machinery Company, Ltd.	13,000	29,621
KG Chemical Corp.	5,600	70,148
KISCO Corp.	3,841	95,667
KISCO Holdings Company, Ltd.	778	25,337
Kishin Corp.	8,229	50,929
KISWIRE, Ltd.	5,463	154,874
Kolon Corp.	1,959	40,653
Kolon Global Corp. (I)	7,660	28,733
Kolon Industries, Inc.	2,175	105,280
Korea Airport Service Company, Ltd.	2,720	67,867
Korea Cast Iron Pipe Industries Company, Ltd.	5,500	19,066
Korea Electric Terminal Company, Ltd.	5,770	154,956
Korea Exchange Bank	325,730	2,167,064
Korea Flange Company, Ltd. (I)	4,810	56,478
Korea Investment Holdings Company, Ltd.	44,860	1,795,907
Korea United Pharm, Inc.	2,050	26,882
KPX Chemical Company, Ltd.	933	44,211
KPX Fine Chemical Company, Ltd. (I)	510	9,534
KTB Investment &
Securities Company, Ltd. (I)	55,710	179,273
Kukdo Chemical Company, Ltd.	1,414	61,752
Kumho Electric Company, Ltd.	4,015	111,368
Kunsul Chemical Industrial Company, Ltd.	1,970	43,377
Kwang Dong Pharmaceutical Company, Ltd.	33,800	197,707
Kyeryong Construction
Industrial Company, Ltd. (I)	6,260	48,870
Kyobo Securities Company	12,618	58,098
Kyung-In Synthetic Corp.	7,860	23,424
Kyungbang, Ltd. (I)	1,250	104,108
LG Corp.	77,528	4,519,344
LG Display Company, Ltd., ADR (I)(L)	517,007	7,543,132
LG Electronics, Inc.	127,442	9,367,804
LG Hausys, Ltd.	4,347	331,411
LG Innotek Company, Ltd. (I)(L)	6,033	423,981
LG Uplus Corp. (I)	263,010	1,898,241
Livart Furniture Company, Ltd.	1,200	7,151
Lotte Chilsung Beverage Company, Ltd. (L)	825	1,111,676

128

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Lotte Confectionery Company, Ltd.	833	$1,322,003
Lotte Samkang Company, Ltd.	116	85,105
Lotte Shopping Company, Ltd.	12,948	4,583,286
Meritz Securities Company, Ltd.	230,139	294,052
Mi Chang Oil Industrial Company, Ltd.	905	65,084
Mirae Asset Securities Company, Ltd.	24,550	912,933
Moorim P&P Company, Ltd.	29,420	128,654
Moorim Paper Company, Ltd. (I)	13,820	29,433
Motonic Corp.	6,055	69,383
Namyang Dairy Products Company, Ltd.	559	537,934
National Plastic Company	2,860	8,175
Neo Holdings Company, Ltd. (I)	5,073	0
Nexen Corp.	1,289	88,437
NH Investment & Securities Company, Ltd.	26,217	121,921
Nong Shim Holdings Company, Ltd.	2,560	164,628
NongShim Company, Ltd.	2,041	564,145
Ottogi Corp.	648	176,095
PaperCorea, Inc. (I)(L)	70,940	61,715
Poonglim Industrial Company, Ltd. (I)	189	374
Poongsan Corp.	1,190	29,252
Poongsan Holdings Corp.	5,382	112,109
POSCO	45,501	13,403,769
POSCO Coated & Color
Steel Company, Ltd. (I)	4,050	53,985
POSCO, ADR	71,464	5,267,611
Pulmuone Holdings Company, Ltd.	620	28,220
S&T Dynamics Company, Ltd.	24,980	290,416
S&T Holdings Company, Ltd.	11,230	116,948
S&T Motiv Company, Ltd.	5,310	118,429
Saeron Automotive Corp.	5,550	33,116
Sam Young Electronics Company, Ltd.	10,510	84,330
Sam Yung Trading Company, Ltd.	4,592	59,373
Sambu Construction Company, Ltd. (I)	4,000	15,656
SAMHWA Paints Industrial Company, Ltd.	5,090	22,323
Samick Musical
Instruments Company, Ltd. (I)(L)	24,370	29,535
Samlip General Foods Company, Ltd.	1,510	29,712
Samsung SDI Company, Ltd.	39,287	4,980,879
Samyang Genex Company, Ltd.	1,448	105,108
Samyang Holdings Corp.	7,193	449,010
Samyang Tongsang Company, Ltd.	1,360	28,331
SAVEZONE I&C Corp.	16,880	48,211
SBS Media Holdings Company, Ltd.	11,060	58,770
SeAH Holdings Corp.	1,122	92,005
SeAH Steel Corp.	2,835	253,816
Sebang Company, Ltd.	11,820	196,669
Seowon Company, Ltd.	1,920	4,994
Sewon Cellontech Company, Ltd. (I)	3,610	13,067
SG Corp. (I)	84,000	78,921
Shin Poong Pharmaceutical Company, Ltd.	800	3,859
Shinhan Financial Group Company, Ltd., ADR	390,336	14,013,062
Shinhan Financial Group Company, Ltd.	136,367	4,897,933
Shinsegae Information &
Communication Company, Ltd.	1,038	62,535
Shinsung Solar Energy Company, Ltd. (I)	30,622	33,072
Shinsung Tongsang Company, Ltd.	24,560	20,072
Shinwon Corp. (I)(L)	27,180	33,115
Shinyoung Securities Company, Ltd.	5,296	163,353
Silla Company, Ltd.	5,476	119,667
Sindoh Company, Ltd.	3,959	237,553
SJM Company, Ltd.	4,902	40,094
SK Gas Company, Ltd.	2,870	215,199
SK Holdings Company, Ltd.	35,524	5,371,925

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
SK Innovation Company, Ltd.	38,962	$5,718,394
SK Networks Company, Ltd.	118,827	811,786
SK Securities Company, Ltd.	198,250	185,970
Ssangyong Cement
Industrial Company, Ltd. (I)	20,770	145,333
STX Corp. Company, Ltd. (L)	34,400	214,556
STX Engine Company, Ltd. (I)	14,010	97,651
STX Offshore &
Shipbuilding Company, Ltd. (I)	36,140	215,744
STX Pan Ocean Company, Ltd. (I)(L)	112,020	460,131
Suheung Capsule Company, Ltd.	2,800	58,210
Sungshin Cement Company, Ltd. (I)	15,480	92,175
Sunjin Company, Ltd.	4,362	58,754
Tae Kyung Industrial Company, Ltd.	10,000	36,850
Taekwang Industrial Company, Ltd.	444	415,887
Taeyoung Engineering &
Construction Company, Ltd.	55,620	307,152
Tailim Packaging Industrial Company, Ltd.	30,000	70,552
TCC Steel	5,364	20,097
Telcoware Company, Ltd.	820	6,699
Tong Yang Moolsan Company, Ltd.	1,510	15,212
TONGYANG Securities, Inc.	75,161	272,398
TS Corp.	5,232	128,507
Uangel Corp.	3,800	16,916
Unid Company, Ltd.	1,621	60,755
Union Steel	8,940	101,779
Wiscom Company, Ltd.	3,760	16,443
Woongjin Holdings Company, Ltd. (I)	27,256	48,383
Woori Finance Holdings Company, Ltd.	424,357	4,775,609
Woori Finance Holdings Company, Ltd., ADR	100	3,397
Woori Financial Company, Ltd.	6,578	118,873
Woori Investment & Securities Company, Ltd.	131,401	1,362,271
YESCO Company, Ltd.	1,950	54,642
Yoosung Enterprise Company, Ltd.	6,386	23,756
Youlchon Chemical Company, Ltd.	19,470	183,912
Young Poong Corp.	143	154,108
YuHwa Securities Company, Ltd.	3,410	36,182

		170,995,176
Taiwan - 13.5%
A-DATA Technology Company, Ltd.	104,000	170,741
Ability Enterprise Company, Ltd.	21,000	19,207
AcBel Polytech, Inc.	254,000	221,530
Accton Technology Corp.	687,722	402,993
Acer, Inc. (I)	2,808,000	2,443,206
ACHEM Technology Corp.	122,701	59,638
Action Electronics Company, Ltd. (I)	190,923	44,953
AGV Products Corp. (I)	568,100	199,757
Alpha Networks, Inc.	245,000	159,726
Altek Corp.	291,578	176,654
AMPOC Far-East Company, Ltd.	86,993	81,860
AmTRAN Technology Company, Ltd.	109,185	88,878
Anpec Electronics Corp.	24,000	15,983
APCB, Inc.	92,000	62,811
Apex Science & Engineering	6,489	2,238
Ardentec Corp.	22,219	14,776
Asia Cement Corp.	2,033,032	2,462,783
Asia Optical Company, Inc. (I)	183,000	187,130
Asia Polymer Corp.	20,400	16,210
Asia Vital Components Company Ltd.	148,328	76,554
AU Optronics Corp., ADR (I)(L)	904,460	3,889,178
Audix Corp.	81,200	74,820
Aurora Systems Corp.	42,000	47,341
Avermedia Technologies, Inc.	163,000	76,727

129

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Avision, Inc.	154,751	$44,384
AVY Precision Technology, Inc.	4,000	6,501
Bank of Kaohsiung (I)	518,207	166,586
Basso Industry Corp.	28,000	18,644
BES Engineering Corp.	2,195,700	669,480
Biostar Microtech International Corp.	67,000	25,231
Bright Led Electronics Corp.	97,000	50,523
C Sun Manufacturing, Ltd.	59,000	43,381
Cameo Communications, Inc. (I)	164,944	45,721
Capital Securities Corp.	711,069	253,031
Carnival Industrial Corp. (I)	205,000	64,536
Cathay Chemical Works	93,000	43,356
Cathay Real Estate
Development Company, Ltd.	1,335,000	741,103
Central Reinsurance Company, Ltd. (I)	293,422	135,067
ChainQui Construction
Development Company, Ltd.	75,000	48,531
Champion Building Materials Company, Ltd.	120,132	41,716
Chang Hwa Commercial Bank	2,541,250	1,491,753
Charoen Pokphand Enterprise	147,000	76,075
Cheng Loong Corp.	1,412,320	619,674
Cheng Uei Precision Industry Company, Ltd.	63,629	120,557
Chia Hsin Cement Corp.	715,773	312,742
Chien Kuo Construction Company, Ltd.	172,785	86,345
Chien Shing Stainless Steel Company (I)	199,000	25,136
Chin-Poon Industrial Company, Ltd.	571,571	673,486
China Airlines, Ltd. (I)	2,108,910	822,643
China Chemical &
Pharmaceutical Company, Ltd.	196,000	132,311
China Development
Financial Holdings Corp. (I)	12,429,208	3,554,191
China Electric Manufacturing Corp.	93,000	56,390
China General Plastics Corp. (I)	495,000	250,719
China Glaze Company, Ltd.	98,000	46,059
China Manmade Fibers Corp. (I)	1,729,000	671,980
China Metal Products Company, Ltd.	201,136	263,422
China Motor Corp.	929,125	860,468
China Petrochemical Development Corp.	1,166,550	636,039
China Steel Structure Company, Ltd.	169,000	201,605
China Synthetic Rubber Corp.	136,965	147,435
China Wire & Cable Company, Ltd. (I)	128,000	46,636
Chinese Maritime Transport, Ltd.	12,000	14,443
Chun Yu Works & Company, Ltd. (I)	161,000	66,694
Chun Yuan Steel	672,874	252,540
Chung Hsin Electric &
Machinery Manufacturing Corp.	292,000	158,786
Chung Hung Steel Corp. (I)	235,625	67,720
Chung Hwa Pulp Corp. (I)	501,610	167,289
Chunghwa Picture Tubes, Ltd. (I)	4,649,429	177,833
CMC Magnetics Corp. (I)	4,348,000	766,522
CoAsia Microelectronics Corp.	39,000	29,647
Collins Company, Ltd.	134,626	51,101
Compal Electronics, Inc.	3,884,000	2,747,081
Compeq Manufactuing Company	1,453,000	534,228
Concord Securities Corp. (I)	48,000	11,308
Continental Holdings Corp.	821,000	316,107
Coretronic Corp.	114,000	85,194
Coxon Precise Industrial Company, Ltd.	59,000	127,237
CSBC Corp. Taiwan	147,100	92,098
D-Link Corp.	389,834	226,960
DA CIN Construction Company, Ltd.	62,000	50,105
Darfon Electronics Corp.	220,850	220,199
Delpha Construction Company, Ltd.	149,261	48,303

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
DFI, Inc.	6,000	$5,682
Dynamic Electronics Company, Ltd.	159,762	51,991
E Ink Holdings, Inc.	150,000	116,444
E-Ton Solar Tech Company, Ltd. (I)	184,570	67,090
E.Sun Financial Holding Company, Ltd.	5,584,924	3,381,059
Eastern Media International Corp. (I)	1,273,049	171,168
Edimax Technology Company, Ltd. (I)	49,000	21,051
Edison Opto Corp.	5,000	6,776
Edom Technology Company, Ltd.	141,000	52,245
Elite Material Company	61,000	61,385
Elite Semiconductor Memory Technology, Inc.	141,000	147,028
Elitegroup Computer Systems Company, Ltd.	968,793	371,000
ENG Electric Company, Ltd.	46,000	49,045
Enlight Corp. (I)	19,191	2,560
Entie Commercial Bank	53,000	29,993
Episil Technologies, Inc.	140,000	42,330
Epistar Corp.	558,000	999,214
Eternal Chemical Company, Ltd.	35,000	28,966
Etron Technology, Inc. (I)	149,000	49,620
Everest Textile Company, Ltd. (I)	230,000	53,236
Evergreen International Storage
& Transport Corp.	353,600	243,754
Evergreen Marine Corp., Ltd. (I)	1,928,291	1,150,535
Everlight Chemical Industrial Corp.	26,250	18,138
Everlight Electronics Company, Ltd.	44,000	71,339
Everspring Industry Company, Ltd. (I)	133,000	101,541
Excel Cell Electronic Company, Ltd.	11,000	4,899
Excelsior Medical Company, Ltd.	46,200	89,468
Far Eastern International Bank	1,870,846	760,106
Farglory Land Development Company, Ltd.	8,000	14,705
Federal Corp.	556,022	398,070
First Copper Technology Company, Ltd. (I)	356,000	107,728
First Financial Holding Company, Ltd.	6,348,164	3,971,172
First Insurance Company, Ltd.	193,475	118,901
First Steamship Company, Ltd.	130,104	98,616
Forhouse Corp.	323,099	162,025
Formosa Advanced
Technologies Company, Ltd.	24,000	15,542
Formosa Epitaxy, Inc. (I)	329,000	255,008
Formosa Oilseed Processing	88,578	38,839
Formosa Taffeta Company, Ltd.	1,399,000	1,277,102
Formosan Rubber Group, Inc.	272,000	203,239
Formosan Union Chemical	280,940	142,968
Fortune Electric Company, Ltd.	35,000	16,075
Founding Construction &
Development Company, Ltd.	87,623	62,895
Froch Enterprise Company, Ltd. (I)	41,000	13,171
FSP Technology, Inc.	72,229	68,517
FU I Industrial Company, Ltd. (I)	7,716	13,964
Fubon Financial Holding Company, Ltd. (I)	4,495,649	6,451,072
Fullerton Technology Company, Ltd.	86,460	79,018
Fulltech Fiber Glass Corp.	149,616	63,306
Fwusow Industry Company, Ltd.	175,702	89,333
G Shank Enterprise Company, Ltd.	55,000	32,330
Gemtek Technology Corp.	175,697	221,841
Genesis Photonics, Inc. (I)	70,000	51,243
Getac Technology Corp.	460,000	237,252
Giantplus Technology Company, Ltd. (I)	170,000	50,828
Giga Solution Tech Company, Ltd.	19,000	10,903
Gigabyte Technology Company, Ltd.	854,000	775,332
Gigastorage Corp.	251,000	180,097
Gintech Energy Corp. (I)	258,349	227,667
Global Brands Manufacture, Ltd.	171,806	63,331

130

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Globe Union Industrial Corp.	129,000	$66,737
Gloria Material Technology Corp.	127,000	97,749
Gold Circuit Electronics, Ltd. (I)	666,204	132,447
Goldsun Development &
Construction Company, Ltd.	1,644,714	659,580
Grand Pacific Petrochemical Corp.	783,000	397,672
Green Energy Technology, Inc. (I)	221,194	182,029
GTM Corp. (I)	159,000	87,885
Hannstar Board Corp.	128,759	60,698
HannStar Display Corp. (I)	2,359,500	366,308
Harvatek Corp.	131,521	57,155
Hey Song Corp.	274,000	359,127
HiTi Digital, Inc.	34,000	14,545
Hitron Technology, Inc.	88,000	48,135
Ho Tung Chemical Corp. (I)	809,279	372,643
Hocheng Corp.	424,500	129,318
Holy Stone Enterprise Company, Ltd.	169,000	154,856
Hong TAI Electric Industrial Company, Ltd.	351,000	117,621
Horizon Securities Company, Ltd. (I)	223,000	68,322
Hsin Kuang Steel Company, Ltd.	312,085	199,761
Hsing TA Cement Company, Ltd.	435,000	152,074
HUA ENG Wire & Cable Company, Ltd. (I)	923,000	371,556
Hua Nan Financial Holdings Company, Ltd.	2,586,684	1,491,814
Hung Ching Development &
Construction Company, Ltd.	173,000	77,133
Hung Poo Real Estate Development Corp.	123,000	131,184
Hung Sheng Construction Company, Ltd.	827,200	599,034
Hwa Fong Rubber Company, Ltd. (I)	427,770	99,247
I-Chiun Precision Industry Company, Ltd. (I)	98,000	67,502
Ichia Technologies, Inc. (I)	478,180	233,785
Infortrend Technology, Inc.	34,000	18,326
Innolux Corp. (I)	5,839,767	3,611,071
Inotera Memories, Inc. (I)	1,970,000	557,519
Inventec Corp.	2,755,449	1,037,784
ITE Technology, Inc. (I)	108,000	94,817
J Touch Corp. (I)	60,000	60,718
Jess-Link Products Company, Ltd. (I)	57,000	49,702
K Laser Technology, Inc. (I)	82,214	38,115
Kang Na Hsiung Enterprise Company, Ltd.	105,000	49,940
Kaulin Manufacturing Company, Ltd.	202,710	137,323
Kenmec Mechanical
Engineering Company, Ltd.	44,000	15,961
Kindom Construction Company, Ltd.	214,000	193,441
King Yuan Electronics Company, Ltd.	1,771,796	1,201,609
King’s Town Bank (I)	517,000	477,302
King’s Town Construction Company, Ltd.	38,850	39,100
Kinpo Electronics, Inc.	1,828,269	429,022
KS Terminals, Inc.	52,000	35,124
Kuo Toong International Company, Ltd.	49,000	38,252
Kuoyang Construction Company, Ltd.	268,000	158,388
Kwong Fong Industries Corp. (I)	671,300	421,274
KYE System Corp. (I)	213,000	65,543
L&K Engineering Company, Ltd.	74,000	71,191
LAN FA Textile	188,863	51,475
Leader Electronics, Inc.	10,000	6,837
Lealea Enterprise Company, Ltd.	1,037,163	363,418
Ledtech Electronics Corp.	72,000	35,744
LEE CHI Enterprises Company, Ltd.	118,000	50,203
Lelon Electronics Corp.	76,650	33,556
Leofoo Development Company, Ltd. (I)	125,969	61,907
Lextar Electronics Corp. (I)	112,000	124,266
Li Peng Enterprise Company, Ltd. (I)	631,659	223,204
Lien Hwa Industrial Corp.	776,414	504,172

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Lingsen Precision Industries, Ltd.	372,481	$202,908
Lite-On Semiconductor Corp.	245,000	134,465
Lite-On Technology Corp.	2,283,677	3,706,357
Long Bon International Company, Ltd. (I)	63,000	45,519
Long Chen Paper Company, Ltd. (I)	750,771	223,745
Longwell Company	9,000	7,984
Lotes Company, Ltd.	14,000	41,589
Lucky Cement Corp. (I)	390,000	96,490
Macronix International	3,734,001	1,073,580
Marketech International Corp.	82,000	52,323
Masterlink Securities Corp.	708,000	223,049
Maxtek Technology Company, Ltd.	16,000	11,163
Mayer Steel Pipe Corp. (I)	321,379	129,787
Mega Financial Holding Company, Ltd.	11,029,050	8,941,458
Meiloon Industrial Company, Ltd.	107,684	45,309
Mercuries Data Systems, Ltd.	49,000	14,849
Micro-Star International Company, Ltd.	1,410,264	667,077
Microelectronics Technology, Inc. (I)	107,830	70,100
Mirle Automation Corp.	8,240	5,918
Mitac International Corp.	1,913,956	706,343
Mobiletron Electronics Company, Ltd.	56,000	32,695
Mosel Vitelic, Inc. (I)	286,758	69,611
Motech Industries, Inc. (I)	47,000	48,381
Mustek Systems, Inc. (I)	28,367	1,397
Nan Ya Printed Circuit Board Corp.	46,000	50,111
Nantex Industry Company, Ltd.	11,000	7,111
Neo Solar Power Corp. (I)	317,000	238,298
New Era Electronics Company, Ltd.	34,000	31,508
Nien Hsing Textile Company, Ltd.	486,183	346,562
Nishoku Technology, Inc.	6,000	12,503
Ocean Plastics Company, Ltd. (I)	5,000	5,565
Optimax Technology Corp. (I)	144,610	10,074
OptoTech Corp.	305,000	125,885
Orient Semiconductor Electronics, Ltd. (I)	382,000	57,202
P-Two Industries, Inc.	14,000	8,188
Pacific Construction Company, Ltd.	89,289	27,802
Pan Jit International, Inc. (I)	249,000	98,266
Paragon Technologies Company, Ltd.	50,400	71,078
Pegatron Corp. (I)	1,381,660	2,127,286
Phihong Technology Company, Ltd.	92,000	74,943
Plotech Company, Ltd.	30,000	11,279
Portwell, Inc.	42,000	41,133
Pou Chen Corp.	1,607,348	1,718,684
Powercom Company, Ltd. (I)	85,600	35,887
Powertech Technology, Inc.	472,000	794,646
President Securities Corp. (I)	564,285	337,211
Prodisc Technology, Inc. (I)	762,000	4,332
Promate Electronic Company, Ltd.	44,000	40,202
Promise Technology, Inc. (I)	48,000	24,509
Qisda Corp. (I)	1,550,280	386,233
Quanta Storage, Inc.	131,000	80,060
Quintain Steel Company, Ltd.	361,602	85,154
Radium Life Tech Company, Ltd.	390,483	355,863
Ralec Electronic Corp.	41,335	43,796
Rexon Industrial Corp., Ltd. (I)	63,456	17,637
Ritek Corp. (I)	4,226,029	546,648
Sampo Corp.	902,338	308,042
Sanyang Industrial Company, Ltd. (I)	952,859	804,969
SDI Corp.	52,000	51,598
Sheng Yu Steel Company, Ltd.	169,000	102,118
ShenMao Technology, Inc.	13,000	14,396
Shih Wei Navigation Company, Ltd.	54,039	37,169
Shihlin Electric & Engineering Corp.	41,000	48,586

131

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Shin Kong Financial
Holding Company, Ltd. (I)	3,916,000	$1,230,336
Shinkong Insurance Company, Ltd.	123,000	85,646
Shinkong Synthetic Fibers Corp.	2,221,239	698,542
Shuttle, Inc. (I)	112,000	39,203
Sigurd Microelectronics Corp.	376,293	386,445
Silicon Integrated Systems Corp. (I)	440,000	149,946
Sinbon Electronics Company, Ltd.	118,000	111,956
Sino-American Silicon Products, Inc.	121,000	157,443
Sinon Corp.	368,650	180,350
SinoPac Financial Holdings Company, Ltd.	8,807,798	4,196,993
Sirtec International Company, Ltd.	54,000	70,294
Sitronix Technology Corp.	45,000	64,585
Siward Crystal Technology Company, Ltd. (I)	64,213	20,989
Solomon Technology Corp. (I)	90,394	37,652
Solytech Enterprise Corp. (I)	72,000	23,544
Southeast Cement Company, Ltd.	295,000	136,613
Spirox Corp.	127,068	53,148
Star Comgistic Capital Company, Ltd.	69,795	32,632
Stark Technology, Inc.	46,000	39,303
Sunonwealth Electric Machine
Industry Company, Ltd.	19,000	12,353
Sunplus Technology Company, Ltd. (I)	409,000	125,604
Sunrex Technology Corp.	71,000	30,629
Super Dragon Technology Company, Ltd. (I)	3,000	2,560
Supreme Electronics Company, Ltd.	181,000	84,471
Sweeten Construction Company, Ltd.	36,729	23,552
Sysage Technology Company, Ltd.	14,000	14,882
TA Chen Stainless Pipe	612,535	289,458
Ta Chong Bank, Ltd. (I)	2,620,320	955,805
Ta Chong Securities Company, Ltd. (I)	51,000	13,453
Ta Ya Electric Wire & Cable Company, Ltd.	928,436	220,852
TA-I Technology Company, Ltd.	73,634	40,375
Tah Hsin Industrial Company, Ltd.	217,000	209,786
Taichung Commercial Bank	2,061,504	728,521
Tainan Enterprises Company, Ltd.	194,250	197,522
Tainan Spinning Company, Ltd.	1,704,135	855,049
Taishin Financial Holdings Company, Ltd.	7,925,326	3,315,510
Taisun Enterprise Company, Ltd.	73,032	37,670
Taita Chemical Company, Ltd.	140,028	41,962
Taiwan Business Bank (I)	3,940,127	1,244,588
Taiwan Cement Corp.	3,198,983	3,945,806
Taiwan Cogeneration Corp.	359,434	244,283
Taiwan Cooperative Financial Holding	6,201,390	3,543,179
Taiwan Fire & Marine Insurance Company	6,000	4,422
Taiwan FU Hsing Industrial Company, Ltd.	231,000	223,120
Taiwan Hopax Chemicals
Manufacturing Company, Ltd.	10,200	5,983
Taiwan Kolin Company, Ltd. (I)	327,000	0
Taiwan Land Development Corp. (I)	533,376	207,510
Taiwan Mask Corp.	407,150	138,939
Taiwan Navigation Company, Ltd.	9,000	6,990
Taiwan Paiho, Ltd.	404,845	254,145
Taiwan Pulp & Paper Corp.	417,640	127,622
Taiwan Sakura Corp.	15,000	7,959
Taiwan Semiconductor Company, Ltd.	133,000	64,408
Taiwan Styrene Monomer Corp. (I)	622,121	182,401
Taiwan Surface Mounting
Technology Company, Ltd.	22,000	36,417
Taiwan TEA Corp.	546,000	316,237
Taiwan Union Technology Corp.	65,000	38,387
Taiyen Biotech Company, Ltd.	320,000	323,712
Tatung Company, Ltd. (I)	2,265,400	573,000

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Teco Electric & Machinery Company, Ltd.	2,874,000	$2,286,106
Tekcore Company, Ltd. (I)	17,000	7,365
Tex-Ray Industrial Company, Ltd.	91,800	37,071
Thinking Electronic Industrial Company, Ltd.	52,000	57,120
Ton Yi Industrial Corp.	697,200	428,442
Tong Yang Industry Company, Ltd.	227,929	207,675
Tong-Tai Machine & Tool Company, Ltd.	110,160	88,373
Topco Scientific Company, Ltd.	11,444	20,799
Topoint Technology Company, Ltd.	69,664	41,741
Tung Ho Steel Enterprise Corp.	266,000	254,429
TYC Brother Industrial Company, Ltd.	170,511	63,714
Tycoons Group Enterprise Company, Ltd. (I)	367,768	72,346
Tyntek Corp. (I)	209,096	57,559
TZE Shin International Company, Ltd.	48,284	23,853
U-Tech Media Corp. (I)	180,000	31,444
Unimicron Technology Corp.	1,112,000	1,148,526
Union Bank of Taiwan (I)	743,372	280,825
Unitech Computer Company, Ltd.	158,039	75,906
Unitech Printed Circuit Board Corp.	717,975	226,535
United Microelectronics Corp.	16,156,794	6,018,773
Universal Cement Corp.	821,108	491,092
Unizyx Holding Corp.	377,000	185,135
UPC Technology Corp.	937,435	496,648
Ve Wong Corp.	93,993	63,858
Wafer Works Corp.	76,342	42,263
Wah Hong Industrial Corp.	7,988	11,194
Wah Lee Industrial Corp.	98,000	139,612
Walsin Lihwa Corp. (I)	4,214,000	1,213,570
Walsin Technology Corp. (I)	858,044	202,977
Walton Advanced Engineering, Inc. (I)	229,584	67,023
Wan Hai Lines, Ltd. (I)	149,050	79,088
Waterland Financial Holding Company, Ltd.	2,977,081	1,002,276
WEI Chih Steel Industrial Company, Ltd. (I)	100,000	16,309
Wei Mon Industry Company, Ltd.	173,000	64,325
Weikeng Industrial Company, Ltd.	94,500	70,020
Well Shin Technology Company, Ltd.	30,000	45,623
Weltrend Semiconductor, Inc. (I)	67,000	30,531
Winbond Electronics Corp. (I)	4,720,000	921,304
Wintek Corp. (I)	1,535,000	806,679
Wistron Corp.	1,007,450	1,106,685
WT Microelectronics Company, Ltd.	17,509	20,459
WUS Printed Circuit Company, Ltd. (I)	520,000	220,041
Yageo Corp. (I)	3,548,000	1,140,946
Yang Ming Marine Transport Corp. (I)	786,500	360,591
YC INOX Company, Ltd.	187,000	104,864
Yem Chio Company, Ltd.	156,273	102,397
YFY, Inc.	1,678,202	839,476
Yi Jinn Industrial Company, Ltd. (I)	301,996	74,508
Yieh Phui Enterprise Company, Ltd.	1,775,363	515,530
Young Fast Optoelectronics Company, Ltd.	103,000	199,729
Yuanta Financial Holdings Company, Ltd.	7,417,705	3,761,731
Yufo Electronics Company, Ltd.	12,000	8,887
Yulon Motor Company, Ltd.	503,000	897,890
Yung Chi Paint & Varnish
Manufacturing Company, Ltd.	63,787	153,328
Zenitron Corp.	150,000	93,595
Zig Sheng Industrial Company, Ltd.	349,414	111,445
Zinwell Corp.	34,000	27,697

		150,669,821
Thailand - 3.8%
A.J. Plast PCL	117,500	54,567
AAPICO Hitech PCL	144,720	128,486
Asia Plus Securities PCL	976,600	132,059

132

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thailand (continued)
Bangchak Petroleum PCL	805,100	$989,708
Bangkok Aviation Fuel Services PCL	108,671	92,399
Bangkok Bank PCL (L)	1,038,900	7,893,163
Bangkok Bank PCL, Foreign Shares	145,000	1,121,208
Bangkok Expressway PCL	565,700	767,853
Bangkok Insurance PCL	3,250	42,283
Bangkokland PCL	9,510,100	639,744
Bank of Ayudhya PCL	2,762,100	3,306,399
CalComp Electronics Thailand PCL	1,880,300	234,997
Delta Electronics Thailand PCL	268,300	336,692
Eastern Water Resources Development &
Management PCL	275,500	141,113
Esso Thailand PCL	1,090,000	349,872
G J Steel PCL (I)	58,717,750	240,605
G Steel PCL (I)	3,947,700	51,225
Golden Land Property Development PCL (I)	37,000	15,793
Hana Microelectronics PCL	328,800	283,497
IRPC PCL	9,283,000	1,236,254
Italian-Thai Development PCL (I)	764,900	189,364
KGI Securities Thailand PCL	566,200	65,349
Kiatnakin Bank PCL	434,200	985,976
Krung Thai Bank PCL	6,209,500	5,258,515
Krungthai Card PCL	134,500	179,119
Loxley PCL	70,350	16,576
MBK PCL	46,300	280,630
Padaeng Industry PCL (I)	166,300	80,637
Polyplex PCL	266,900	114,835
Pranda Jewelry PCL	214,300	76,104
Precious Shipping PCL	577,100	350,773
PTT Global Chemical PCL	2,063,100	4,896,208
PTT PCL	202,800	2,243,715
Quality House PCL	3,590,167	532,058
Regional Container Lines PCL (I)	582,300	143,164
Rojana Industrial Park PCL	29,800	11,906
Saha-Union PCL	204,000	303,022
Sahaviriya Steel Industries PCL (I)	8,662,200	171,558
Sansiri PCL	204,532	33,245
SC Asset Corp. PCL	336,400	373,331
Sri Trang Agro-Industry PCL	518,700	285,165
Tata Steel Thailand PCL (I)	5,227,800	182,085
Thai Airways International PCL	885,300	808,666
Thai Carbon Black PCL	44,000	42,821
Thai Oil PCL	600,900	1,313,218
Thai Stanley Electric PCL	700	5,737
Thaicom PCL	758,200	912,636
Thanachart Capital PCL	811,900	1,240,653
Thoresen Thai Agencies PCL (I)	612,724	372,426
TMB Bank PCL	15,334,300	1,340,475
TPI Polene PCL	1,302,600	693,890
Vanachai Group PCL	940,600	124,621
Vinythai PCL	56,200	34,735

		41,721,130
Turkey - 2.6%
Adana Cimento Sanayii TAS, Class A	20,346	45,872
Akenerji Elektrik Uretim AS (I)	150,806	147,511
Aksa Akrilik Kimya Sanayi AS	170,085	463,610
Alarko Holding AS	100,330	319,369
Albaraka Turk Katilim Bankasi AS (I)	47,374	51,103
Anadolu Anonim Tuerk Sigorta Sirketi (I)	360,610	249,258
Anadolu Cam Sanayii AS (I)	69,379	109,321
Asya Katilim Bankasi AS (I)	371,165	490,531
Aygaz AS	112,944	674,100
Baticim Bati Anadolu Cimento Sanayii AS	3,127	13,548

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Turkey (continued)
Bolu Cimento Sanayii AS	117,979	$119,972
Borusan Mannesmann Boru Sanayi ve
Ticaret AS	14,559	283,427
Cemtas Celik Makina Sanayi Ticaret AS (I)	98,165	61,305
Cimsa Cimento Sanayi VE Tica	62,677	386,189
Deva Holding AS (I)	21,812	27,634
Dogan Sirketler Grubu Holdings AS (I)	1,464,692	866,581
Dogus Otomotiv Servis ve Ticaret AS	6,235	39,144
Eczacibasi Yatirim Holding Ortakligi AS	27,948	114,339
EGE Seramik Sanayi ve Ticaret AS	31,602	40,160
EIS Eczacibasi Ilac ve Sinai ve Finansal
Yatirimlar Sanayi ve Ticaret AS	268,690	381,991
Eregli Demir ve Celik Fabrikalari TAS	1,034,264	1,343,131
Gentas Genel Metal Sanayi ve Ticaret AS	70,980	52,575
Global Yatirim Holding AS (I)	380,889	391,831
Goldas Kuyumculuk Sanayi Ithalat ve
Ihracat AS (I)	54,846	6,678
GSD Holding AS (I)	418,949	247,696
Gunes Sigorta (I)	14,161	18,638
Hurriyet Gazetecilik AS (I)	291,507	146,688
Ihlas Holding AS (I)	481,506	221,030
Is Finansal Kiralama AS (I)	84,158	46,508
Kardemir Karabuk Demir Celik Sanayi ve
Ticaret AS, Class A (I)	371,286	332,550
Kardemir Karabuk Demir Celik Sanayi ve
Ticaret AS, Class B (I)	51,079	74,267
Kardemir Karabuk Demir Celik Sanayi ve
Ticaret AS, Class D	356,875	319,388
KOC Holdings AS	717,392	4,164,646
Kordsa Global Endustriyel Iplik ve Kord Bezi
Sanayi ve Ticaret AS	124,048	279,690
Marti Otel Isletmeleri AS (I)	100,968	43,537
Menderes Tekstil Sanayi ve Ticaret AS (I)	171,704	51,275
Metro Ticari ve Mali Yatirimlar
Holding AS (I)	49,860	13,225
Net Turizm Ticaret ve Sanayi AS (I)	196,638	92,406
Parsan Makina Parcalari (I)	48,236	93,880
Petkim Petrokimya Holding AS (I)(L)	389,715	671,772
Pinar Entegre Et ve Un Sanayi AS	36,324	140,563
Polyester Sanayi AS (I)(L)	105,156	68,568
Sarkuysan Elektrolitik Bakir Sanayi ve
Ticaret AS	168,256	262,318
Sekerbank TAS (I)	472,361	561,517
Selcuk Ecza Deposu Ticaret ve Sanayi AS	50,128	61,287
Soda Sanayii AS (I)	22,635	30,773
Tekfen Holding AS	210,781	904,444
Tekstil Bankasi AS (I)	84,007	62,253
Trakya Cam Sanayi AS (I)	420,130	656,875
Turcas Petrol AS	47,466	97,133
Turk Hava Yollari (I)	628,584	2,573,886
Turkiye Is Bankasi, Class C	993,689	3,780,122
Turkiye Sinai Kalkinma Bankasi AS	691,828	952,390
Turkiye Sise ve Cam Fabrikalari AS	723,387	1,227,182
Turkiye Vakiflar Bankasi Tao, Class D	1,023,771	3,283,240
Uzel Makina Sanayii AS (I)	22,930	0
Vestel Elektronik Sanayi ve Tracaret AS (I)	118,623	131,848
Yapi ve Kredi Bankasi AS	360,334	1,115,068

		29,405,843

TOTAL COMMON STOCKS (Cost $1,032,296,049)		$1,090,643,124

PREFERRED SECURITIES - 1.7%
Brazil - 1.7%
Banco ABC Brasil SA	102,512	828,416

133

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES (continued)
Brazil (continued)
Banco Daycoval SA	88,000	$526,498
Banco Industrial e Comercial SA	155,800	454,891
Banco Panamericano SA	64,100	221,729
Banco Pine SA	34,254	242,062
Banco Sofisa SA	83,500	171,070
Bardella SA Industrias Mecanicas	916	32,637
Braskem SA, A Shares	83,800	562,330
Cia Ferro Ligas da Bahia - Ferbasa	119,324	696,192
Eucatex SA Industria e Comercio	45,078	201,883
Forjas Taurus SA	45,805	68,229
Gerdau SA	444,000	3,401,272
Inepar SA Industria e Construcoes (I)	152,248	113,013
Parana Banco SA	21,400	149,533
Petroleo Brasileiro SA	492,606	4,480,563
Suzano Papel e Celulose SA	379,300	1,443,433
Unipar Participacoes SA	773,200	225,752
Usinas Siderurgicas de Minas Gerais SA	920,837	4,916,903

		18,736,406
Colombia - 0.0%
Grupo de Inversiones Suramericana SA	24,270	520,918

TOTAL PREFERRED SECURITIES (Cost $23,917,572)		$19,257,324

CORPORATE BONDS - 0.0%
Malaysia - 0.0%
K&N Kenanga Holdings BHD
5.000%, 12/13/2013	$31,253	$6

TOTAL CORPORATE BONDS (Cost $17)		$6

RIGHTS - 0.0%
Alok Industries, Ltd. (Expiration Date:
04/27/2013; Strike Price: INR 10) (I)	379,051	0
Doosan Engineering & Construction
Company, Ltd. (Expiration Date:
04/15/2013; Strike Price: KRW 2,700) (I)	31,416	3,530
Li Ning Company, Ltd. (Expiration Date:
04/15/2013; Strike Price HKD 3.5) (I)	12,000	1,654
Polimex-Mostostal SA (Strike Price:
PLN 0.52) (I)(N)	283,029	0
Solargiga Energy Holdings, Ltd. (Strike Price:
HKD 0.51) (I)(N)	70,800	0

TOTAL RIGHTS (Cost $0)		$5,184

WARRANTS - 0.0%
G J Steel PCL (Expiration Date: 02/07/2020;
Strike: THB 0.15) (I)	3,523,065	48,121
Loxley PCL (Expiration
Date: 04/21/2016) (I)(N)	837	50
Mah Sing Group BHD (Expiration Date:
03/18/2018; Strike Price: MYR 2.38) (I)	24,319	3,691
Thoresen Thai Agencies PCL (Expiration
Date: 09/12/2015; Strike Price:
THB 17.00) (I)	87,532	21,222

TOTAL WARRANTS (Cost $0)		$73,084

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

SECURITIES LENDING COLLATERAL - 8.4%
John Hancock Collateral
Investment Trust, 0.2481% (W)(Y)	9,306,842	93,149,394

TOTAL SECURITIES LENDING
COLLATERAL (Cost $93,147,665)		$93,149,394

Total Investments (Emerging Markets Value Trust)
(Cost $1,149,361,303) - 108.0%		$1,203,128,116
Other assets and liabilities, net - (8.0%)		(89,543,285)

TOTAL NET ASSETS - 100.0%		$1,113,584,831

Equity-Income Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.1%
Consumer Discretionary - 10.9%
Auto Components - 0.5%
Johnson Controls, Inc.	320,100	$11,225,906
Automobiles - 0.5%
Ford Motor Company	812,500	10,684,375
Distributors - 0.6%
Genuine Parts Company (L)	159,200	12,417,600
Hotels, Restaurants & Leisure - 0.5%
Carnival Corp.	280,400	9,617,720
Household Durables - 0.2%
Whirlpool Corp.	36,300	4,300,098
Leisure Equipment & Products - 1.5%
Hasbro, Inc. (L)	181,500	7,975,110
Mattel, Inc.	527,575	23,102,509

		31,077,619
Media - 4.8%
Cablevision Systems Corp., Class A (L)	544,500	8,145,720
Comcast Corp., Class A	260,200	10,931,002
The Madison Square Garden, Inc., Class A (I)	169,800	9,780,480
The McGraw-Hill Companies, Inc.	326,900	17,024,952
The New York Times Company, Class A (I)(L)	542,200	5,313,560
The Walt Disney Company	315,100	17,897,680
Time Warner, Inc.	455,400	26,240,148
WPP PLC	356,851	5,707,720

		101,041,262
Multiline Retail - 1.6%
Kohl’s Corp. (L)	467,400	21,561,162
Macy’s, Inc.	297,400	12,443,216

		34,004,378
Specialty Retail - 0.7%
Staples, Inc. (L)	1,035,100	13,901,393
Tiffany & Company (L)	21,200	1,474,248

		15,375,641

		229,744,599
Consumer Staples - 5.6%
Beverages - 0.9%
PepsiCo, Inc.	239,300	18,931,023
Food Products - 2.4%
Archer-Daniels-Midland Company	592,000	19,968,160
Campbell Soup Company (L)	473,800	21,491,568

134

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Equity-Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products (continued)
McCormick & Company, Inc., Non-
Voting Shares (L)	142,900	$10,510,295

		51,970,023
Household Products - 1.5%
Energizer Holdings, Inc. (L)	85,600	8,536,888
The Clorox Company (L)	258,700	22,902,711

		31,439,599
Personal Products - 0.8%
Avon Products, Inc.	816,500	16,926,045

		119,266,690
Energy - 14.0%
Energy Equipment & Services - 1.7%
Diamond Offshore Drilling, Inc. (L)	221,900	15,435,364
Schlumberger, Ltd.	264,300	19,793,427

		35,228,791
Oil, Gas & Consumable Fuels - 12.3%
Anadarko Petroleum Corp.	254,000	22,212,300
Apache Corp.	384,800	29,691,168
BP PLC, ADR	260,775	11,043,821
Chevron Corp.	428,500	50,914,370
ConocoPhillips	133,000	7,993,300
CONSOL Energy, Inc. (L)	427,400	14,382,010
Exxon Mobil Corp.	484,300	43,640,273
Hess Corp.	322,700	23,108,547
Murphy Oil Corp.	368,300	23,471,759
Petroleo Brasileiro SA, ADR	259,600	4,301,572
Royal Dutch Shell PLC, ADR	464,700	30,279,852

		261,038,972

		296,267,763
Financials - 19.8%
Capital Markets - 2.3%
Legg Mason, Inc. (L)	512,502	16,476,939
Northern Trust Corp.	359,400	19,608,864
The Bank of New York Mellon Corp.	447,200	12,517,128

		48,602,931
Commercial Banks - 5.8%
PNC Financial Services Group, Inc.	399,300	26,553,450
Regions Financial Corp.	888,300	7,275,177
SunTrust Banks, Inc.	608,200	17,522,242
U.S. Bancorp	977,800	33,176,754
Wells Fargo & Company	1,063,800	39,349,962

		123,877,585
Consumer Finance - 2.7%
American Express Company	414,500	27,962,170
Capital One Financial Corp.	230,175	12,648,116
SLM Corp.	809,100	16,570,368

		57,180,654
Diversified Financial Services - 3.8%
Bank of America Corp.	2,113,793	25,745,999
JPMorgan Chase & Company	1,148,575	54,511,370

		80,257,369
Insurance - 4.4%
Lincoln National Corp. (L)	362,200	11,811,342
Loews Corp.	154,400	6,804,408
Marsh & McLennan Companies, Inc.	608,800	23,116,136
Sun Life Financial, Inc. (L)	270,000	7,368,300

Equity-Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
The Allstate Corp.	504,600	$24,760,722
The Chubb Corp.	117,100	10,249,763
Willis Group Holdings PLC	234,100	9,244,609

		93,355,280
Real Estate Investment Trusts - 0.8%
Weyerhaeuser Company	521,700	16,370,946

		419,644,765
Health Care - 7.0%
Health Care Providers & Services - 0.5%
Quest Diagnostics, Inc. (L)	179,100	10,110,195
Life Sciences Tools & Services - 1.6%
Agilent Technologies, Inc.	165,400	6,941,838
Thermo Fisher Scientific, Inc.	359,300	27,482,857

		34,424,695
Pharmaceuticals - 4.9%
Bristol-Myers Squibb Company	468,425	19,294,426
Hospira, Inc. (I)	68,100	2,235,723
Johnson & Johnson	370,000	30,166,100
Merck & Company, Inc.	534,550	23,643,147
Pfizer, Inc.	981,335	28,321,328

		103,660,724

		148,195,614
Industrials - 13.7%
Aerospace & Defense - 2.5%
Honeywell International, Inc.	336,100	25,325,135
Lockheed Martin Corp.	95,800	9,246,616
The Boeing Company	216,000	18,543,600

		53,115,351
Air Freight & Logistics - 1.0%
United Parcel Service, Inc., Class B	250,200	21,492,180
Airlines - 0.9%
United Continental Holdings, Inc. (I)(L)	599,000	19,173,990
Building Products - 0.9%
Masco Corp.	576,800	11,680,200
USG Corp. (I)(L)	248,700	6,575,628

		18,255,828
Electrical Equipment - 1.6%
Eaton Corp. PLC	175,904	10,774,120
Emerson Electric Company (L)	406,300	22,699,981

		33,474,101
Industrial Conglomerates - 4.0%
3M Company	263,500	28,012,685
General Electric Company	2,498,700	57,769,944

		85,782,629
Machinery - 1.6%
Illinois Tool Works, Inc.	402,400	24,522,256
Ingersoll-Rand PLC	39,900	2,194,899
Joy Global, Inc.	59,900	3,565,248
Xylem, Inc.	159,548	4,397,143

		34,679,546
Road & Rail - 1.2%
Norfolk Southern Corp.	322,700	24,873,716

		290,847,341

135

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Equity-Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Information Technology - 8.9%
Communications Equipment - 1.8%
Cisco Systems, Inc.	832,000	$17,397,120
Harris Corp.	362,200	16,784,348
Nokia OYJ, ADR (L)	1,127,600	3,698,528

		37,879,996
Computers & Peripherals - 1.9%
Apple, Inc.	24,200	10,711,646
Dell, Inc.	1,331,100	19,074,663
Hewlett-Packard Company	433,300	10,329,872

		40,116,181
Electronic Equipment, Instruments & Components - 0.8%
Corning, Inc.	1,191,700	15,885,361
IT Services - 1.0%
Computer Sciences Corp.	317,724	15,641,553
The Western Union Company (L)	396,700	5,966,368

		21,607,921
Semiconductors & Semiconductor Equipment - 2.0%
Analog Devices, Inc.	330,200	15,350,998
Applied Materials, Inc.	1,025,200	13,819,696
Texas Instruments, Inc.	384,200	13,631,416

		42,802,110
Software - 1.4%
CA, Inc.	186,900	4,704,273
Microsoft Corp.	879,025	25,148,905

		29,853,178

		188,144,747
Materials - 4.6%
Chemicals - 0.5%
E.I. du Pont de Nemours & Company	203,700	10,013,892
Construction Materials - 0.7%
Vulcan Materials Company (L)	282,600	14,610,420
Containers & Packaging - 0.5%
MeadWestvaco Corp.	324,000	11,761,200
Metals & Mining - 1.4%
Cliffs Natural Resources, Inc. (L)	172,700	3,283,027
Newmont Mining Corp.	203,700	8,532,993
Nucor Corp.	400,000	18,460,000

		30,276,020
Paper & Forest Products - 1.5%
International Paper Company	674,000	31,394,920

		98,056,452
Telecommunication Services - 3.8%
Diversified Telecommunication Services - 3.5%
AT&T, Inc.	987,649	36,236,842
CenturyLink, Inc. (L)	305,717	10,739,838
Telefonica SA	426,879	5,770,092
Verizon Communications, Inc.	419,900	20,638,085

		73,384,857
Wireless Telecommunication Services - 0.3%
Vodafone Group PLC	2,548,192	7,232,658

		80,617,515
Utilities - 5.8%
Electric Utilities - 4.2%
Duke Energy Corp.	393,819	28,587,321

Equity-Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electric Utilities (continued)
Entergy Corp.	307,800	$19,465,272
Exelon Corp.	562,600	19,398,448
FirstEnergy Corp.	180,500	7,617,100
Xcel Energy, Inc.	477,500	14,181,750

		89,249,891
Independent Power Producers & Energy Traders - 0.3%
AES Corp.	570,400	7,169,928
Multi-Utilities - 1.3%
NiSource, Inc.	779,600	22,873,464
TECO Energy, Inc. (L)	195,900	3,490,938

		26,364,402

		122,784,221

TOTAL COMMON STOCKS (Cost $1,472,321,629)		$1,993,569,707

PREFERRED SECURITIES - 0.5%
Consumer Discretionary - 0.5%
General Motors Company, Series B, 4.750%	278,400	11,954,496

TOTAL PREFERRED SECURITIES (Cost $13,851,919)		$11,954,496

SECURITIES LENDING COLLATERAL - 6.8%
John Hancock Collateral
Investment Trust, 0.2481% (W)(Y)	14,354,606	143,670,945

TOTAL SECURITIES LENDING
COLLATERAL (Cost $143,666,220)		$143,670,945

SHORT-TERM INVESTMENTS - 5.4%
Money Market Funds - 5.4%
State Street Institutional U.S. Government
Money Market Fund, 0.0241% (Y)	1,865,050	1,865,050
T. Rowe Price Reserve Investment
Fund, 0.0959% (Y)	111,812,068	111,812,068

		113,677,118

TOTAL SHORT-TERM INVESTMENTS (Cost $113,677,118)		$113,677,118

Total Investments (Equity-Income Trust)
(Cost $1,743,516,886) - 106.8%		$2,262,872,266
Other assets and liabilities, net - (6.8%)		(144,945,241)

TOTAL NET ASSETS - 100.0%		$2,117,927,025

Financial Services Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.1%
Consumer Discretionary - 1.4%
Specialty Retail - 1.4%
Bed Bath & Beyond, Inc. (I)	34,410	$2,216,692
Consumer Staples - 2.9%
Food & Staples Retailing - 2.9%
CVS Caremark Corp.	83,500	4,591,665
Energy - 3.0%
Oil, Gas & Consumable Fuels - 3.0%
Canadian Natural Resources, Ltd.	149,120	4,791,226

136

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Financial Services Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financials - 79.9%
Capital Markets - 20.2%
Ameriprise Financial, Inc.	31,986	$2,355,769
Julius Baer Group, Ltd. (I)	191,194	7,448,059
Oaktree Capital Group LLC	156,850	8,002,487
The Bank of New York Mellon Corp.	315,586	8,833,252
The Charles Schwab Corp.	27,502	486,510
The Goldman Sachs Group, Inc.	34,148	5,024,878

		32,150,955
Commercial Banks - 14.6%
ICICI Bank, Ltd., ADR	34,573	1,483,182
SKBHC Holdings LLC (I)	432	2,388,605
State Bank of India, GDR	99,569	8,312,562
U.S. Bancorp	23,229	788,160
Wells Fargo & Company	275,881	10,204,838

		23,177,347
Consumer Finance - 11.1%
American Express Company	255,968	17,267,601
The First Marblehead Corp. (I)(L)	410,168	414,270

		17,681,871
Diversified Financial Services - 0.3%
Bank of America Corp.	36,055	439,150
Insurance - 29.6%
Alleghany Corp. (I)	19,919	7,886,330
American International Group, Inc. (I)	183,700	7,131,234
Everest Re Group, Ltd. (L)	54,438	7,069,319
Loews Corp.	199,875	8,808,491
Markel Corp. (I)(L)	18,474	9,301,659
The Progressive Corp.	275,420	6,959,863

		47,156,896
Real Estate Management & Development - 4.1%
Brookfield Asset Management, Inc., Class A	180,090	6,571,484

		127,177,703
Information Technology - 7.9%
Internet Software & Services - 2.4%
Google, Inc., Class A (I)	4,800	3,811,344
IT Services - 5.5%
Cielo SA	67,128	1,975,223
Visa, Inc., Class A	40,153	6,819,586

		8,794,809

		12,606,153

TOTAL COMMON STOCKS (Cost $123,972,427)		$151,383,439

SECURITIES LENDING COLLATERAL - 5.4%
John Hancock Collateral
Investment Trust, 0.2481% (W)(Y)	863,247	8,639,982

TOTAL SECURITIES LENDING
COLLATERAL (Cost $8,639,886)		$8,639,982

SHORT-TERM INVESTMENTS - 4.9%
Commercial Paper - 4.9%
Sumitomo Mitsui Banking Corp. 0.149%,
04/03/2013 *	$1,000,000	$999,992
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.159%,
04/01/2013 *	1,000,000	1,000,000
Bank of Nova Scotia
0.079%, 04/01/2013 *	4,774,000	4,774,000

Financial Services Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Commercial Paper (continued)
Bank of Nova Scotia (continued)
0.120%, 04/01/2013 *	$1,000,000	$1,000,000

		7,773,992

TOTAL SHORT-TERM INVESTMENTS (Cost $7,773,992)		$7,773,992

Total Investments (Financial Services Trust)
(Cost $140,386,305) - 105.4%		$167,797,413
Other assets and liabilities, net - (5.4%)		(8,547,779)

TOTAL NET ASSETS - 100.0%		$159,249,634

Franklin Templeton Founding Allocation Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.0%
Affiliated Investment Companies (G) - 100.0%
John Hancock Variable Insurance Trust - 100.0%
Equity - 66.5%
Global, Series NAV (Franklin)	25,563,627	$429,468,936
Mutual Shares, Series NAV (Franklin)	36,363,165	434,539,819
Fixed Income - 33.5%
Income, Series NAV (Franklin)	37,896,268	434,670,193

		1,298,678,948

TOTAL INVESTMENT COMPANIES (Cost $1,167,752,411)		$1,298,678,948

Total Investments (Franklin Templeton Founding Allocation
Trust) (Cost $1,167,752,411) - 100.0%		$1,298,678,948
Other assets and liabilities, net - 0.0%		(30,424)

TOTAL NET ASSETS - 100.0%		$1,298,648,524

Fundamental All Cap Core Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.7%
Consumer Discretionary - 18.8%
Hotels, Restaurants & Leisure - 3.1%
Carnival Corp.	815,934	$27,986,536
Starbucks Corp.	281,459	16,031,905

		44,018,441
Household Durables - 1.2%
Lennar Corp., Class A	423,213	17,554,875
Internet & Catalog Retail - 8.9%
Amazon.com, Inc. (I)	392,592	104,621,842
Blue Nile, Inc. (I)(V)	649,045	22,359,600

		126,981,442
Media - 1.8%
Corus Entertainment, Inc.	572,163	14,734,246
Omnicom Group, Inc.	204,563	12,048,761

		26,783,007
Specialty Retail - 3.8%
Bed Bath & Beyond, Inc. (I)	236,306	15,222,833

137

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Fundamental All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Lowe’s Companies, Inc.	1,035,055	$39,249,286

		54,472,119

		269,809,884
Consumer Staples - 5.5%
Beverages - 4.0%
Diageo PLC, ADR	118,134	14,865,983
SABMiller PLC	335,314	17,659,524
Tsingtao Brewery Company, Ltd., H Shares	3,781,254	24,013,753

		56,539,260
Personal Products - 1.5%
Avon Products, Inc.	1,061,444	22,003,734

		78,542,994
Energy - 6.9%
Energy Equipment & Services - 1.9%
National Oilwell Varco, Inc.	176,507	12,487,870
Schlumberger, Ltd.	199,314	14,926,625

		27,414,495
Oil, Gas & Consumable Fuels - 5.0%
Apache Corp.	424,505	32,754,806
Occidental Petroleum Corp.	296,781	23,258,727
Ultra Petroleum Corp. (I)	756,711	15,209,891

		71,223,424

		98,637,919
Financials - 25.9%
Capital Markets - 15.6%
AllianceBernstein Holding LP	2,194,456	48,058,586
Morgan Stanley	1,745,227	38,360,089
Northern Trust Corp.	484,027	26,408,513
State Street Corp.	248,940	14,709,865
T. Rowe Price Group, Inc.	486,032	36,389,216
The Goldman Sachs Group, Inc.	399,592	58,799,963

		222,726,232
Diversified Financial Services - 9.3%
Bank of America Corp.	5,336,514	64,998,741
JPMorgan Chase & Company	1,425,480	67,653,281

		132,652,022
Insurance - 1.0%
Prudential Financial, Inc.	253,509	14,954,496

		370,332,750
Health Care - 4.6%
Health Care Equipment & Supplies - 0.3%
Medtronic, Inc.	78,334	3,678,565
Health Care Providers & Services - 4.3%
AMN Healthcare Services, Inc. (I)(V)	2,409,698	38,145,519
Amsurg Corp. (I)	116,420	3,916,369
VCA Antech, Inc. (I)	846,774	19,890,721

		61,952,609

		65,631,174
Industrials - 8.7%
Aerospace & Defense - 1.0%
L-3 Communications Holdings, Inc.	175,613	14,210,604
Commercial Services & Supplies - 4.5%
Avery Dennison Corp.	1,487,673	64,074,076

Fundamental All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment - 3.1%
Sensata Technologies Holding NV (I)	1,355,736	$44,563,042
Professional Services - 0.1%
Robert Half International, Inc.	53,556	2,009,957

		124,857,679
Information Technology - 28.3%
Communications Equipment - 6.7%
Cisco Systems, Inc.	849,448	17,761,958
QUALCOMM, Inc.	1,171,130	78,407,154

		96,169,112
Computers & Peripherals - 9.0%
Apple, Inc.	185,928	82,297,311
EMC Corp. (I)	728,379	17,400,974
NetApp, Inc. (I)	840,972	28,727,604

		128,425,889
Internet Software & Services - 5.0%
Bankrate, Inc. (I)	1,788,411	21,353,625
Google, Inc., Class A (I)	31,444	24,967,479
VistaPrint NV (I)	647,977	25,050,791

		71,371,895
IT Services - 4.1%
Broadridge Financial Solutions, Inc.	1,213,196	30,135,789
VeriFone Systems, Inc. (I)	1,386,591	28,674,702

		58,810,491
Software - 3.5%
FactSet Research Systems, Inc.	538,310	49,847,506

		404,624,893

TOTAL COMMON STOCKS (Cost $1,229,214,221)		$1,412,437,293

SHORT-TERM INVESTMENTS - 1.2%
Repurchase Agreement - 1.2%
Repurchase Agreement with State Street Corp.
dated 03/28/2013 at 0.010% to be
repurchased at $17,034,019 on 4/01/2013
collateralized by $17,385,000 U.S. Treasury
Bills 0.010% due 09/26/2013 (valued at
$17,376,308 including interest)	$17,034,000	$17,034,000

TOTAL SHORT-TERM INVESTMENTS (Cost $17,034,000)		$17,034,000

Total Investments (Fundamental All Cap Core Trust)
(Cost $1,246,248,221) - 99.9%		$1,429,471,293
Other assets and liabilities, net - 0.1%		1,118,983

TOTAL NET ASSETS - 100.0%		$1,430,590,276

Fundamental Holdings Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.0%
Affiliated Investment Companies (G) - 38.9%
John Hancock Variable Insurance Trust - 38.9%
Fixed Income - 38.9%
Bond Trust, Series NAV (John Hancock) (A)(1)	30,058,686	$422,023,944

138

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Fundamental Holdings Trust (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
American Funds Insurance Series - 61.1%
Equity - 61.1%
American Growth Fund - Class 1	3,979,110	$259,159,439
American Growth-Income Fund - Class 1	6,173,515	259,225,877
American International Fund - Class 1	7,852,523	144,407,892

TOTAL INVESTMENT COMPANIES (Cost $832,567,641)		$1,084,817,152

Total Investments (Fundamental Holdings Trust)
(Cost $832,567,641) - 100.0%		$1,084,817,152
Other assets and liabilities, net - 0.0%		(15,497)

TOTAL NET ASSETS - 100.0%		$1,084,801,655

Fundamental Large Cap Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.5%
Consumer Discretionary - 12.2%
Hotels, Restaurants & Leisure - 1.0%
Carnival Corp.	167,765	$5,754,340
Household Durables - 3.7%
Dorel Industries, Inc., Class B	172,448	6,951,563
Lennar Corp., Class A	170,022	7,052,513
Tempur-Pedic International, Inc. (I)	145,796	7,235,855

		21,239,931
Media - 1.6%
Omnicom Group, Inc.	148,980	8,774,922
Specialty Retail - 4.4%
Lowe’s Companies, Inc.	655,306	24,849,204
Textiles, Apparel & Luxury Goods - 1.5%
Adidas AG	84,486	8,772,426

		69,390,823
Consumer Staples - 11.8%
Beverages - 6.4%
Diageo PLC, ADR	92,294	11,614,277
PepsiCo, Inc.	160,886	12,727,691
SABMiller PLC (I)	234,713	12,361,309

		36,703,277
Food Products - 1.0%
Danone SA	82,889	5,775,229
Household Products - 1.6%
The Procter & Gamble Company	117,453	9,050,928
Personal Products - 2.0%
Avon Products, Inc.	548,982	11,380,397
Tobacco - 0.8%
Philip Morris International, Inc.	46,679	4,327,610

		67,237,441
Energy - 10.6%
Energy Equipment & Services - 1.2%
National Oilwell Varco, Inc.	95,193	6,734,905
Oil, Gas & Consumable Fuels - 9.4%
Apache Corp.	204,607	15,787,476
Chevron Corp.	97,056	11,532,194
Exxon Mobil Corp.	66,886	6,027,097

Fundamental Large Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp.	185,706	$14,553,779
Southwestern Energy Company (I)	163,227	6,081,838

		53,982,384

		60,717,289
Financials - 29.0%
Capital Markets - 14.7%
AllianceBernstein Holding LP	823,839	18,042,074
Morgan Stanley	645,954	14,198,069
Northern Trust Corp.	299,546	16,343,230
State Street Corp.	215,991	12,762,908
The Goldman Sachs Group, Inc.	153,054	22,521,896

		83,868,177
Commercial Banks - 3.1%
Wells Fargo & Company	482,543	17,849,266
Diversified Financial Services - 8.2%
Bank of America Corp.	1,699,006	20,693,893
JPMorgan Chase & Company	550,805	26,141,205

		46,835,098
Insurance - 3.0%
Prudential Financial, Inc.	96,690	5,703,743
Stewart Information Services Corp.	434,640	11,070,281

		16,774,024

		165,326,565
Health Care - 9.8%
Biotechnology - 1.0%
Amgen, Inc.	59,203	6,068,900
Health Care Equipment & Supplies - 2.0%
Medtronic, Inc.	240,173	11,278,524
Health Care Providers & Services - 2.1%
Amsurg Corp. (I)	85,796	2,886,177
VCA Antech, Inc. (I)	385,679	9,059,600

		11,945,777
Pharmaceuticals - 4.7%
Merck & Company, Inc.	334,313	14,786,664
Novartis AG, ADR	169,009	12,040,201

		26,826,865

		56,120,066
Industrials - 12.4%
Air Freight & Logistics - 1.9%
FedEx Corp.	105,960	10,405,272
Commercial Services & Supplies - 3.5%
Avery Dennison Corp.	466,464	20,090,604
Electrical Equipment - 1.9%
Sensata Technologies Holding NV (I)	333,475	10,961,323
Industrial Conglomerates - 2.4%
General Electric Company	589,148	13,621,102
Machinery - 1.4%
Deere & Company	93,982	8,080,572
Professional Services - 1.3%
Robert Half International, Inc.	200,258	7,515,683

		70,674,556
Information Technology - 12.7%
Communications Equipment - 6.0%
Cisco Systems, Inc.	1,047,204	21,897,036

139

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Fundamental Large Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications Equipment (continued)
QUALCOMM, Inc.	187,512	$12,553,928

		34,450,964
Computers & Peripherals - 1.5%
Apple, Inc.	19,478	8,621,547
IT Services - 1.7%
Broadridge Financial Solutions, Inc.	393,293	9,769,398
Semiconductors & Semiconductor Equipment - 2.2%
Intel Corp.	573,374	12,528,222
Software - 1.3%
Microsoft Corp.	257,031	7,353,657

		72,723,788

TOTAL COMMON STOCKS (Cost $469,645,351)		$562,190,528

SHORT-TERM INVESTMENTS - 1.7%
Repurchase Agreement - 1.7%
Repurchase Agreement with State Street Corp.
dated 03/28/2013 at 0.010% to be
repurchased at $9,848,011on 04/01/2013,
collateralized by $10,050,000, U.S. Treasury
Bills, 0.010% due 09/26/2013-10/17/2013
(valued at $10,044,975,including interest) $	9,848,000	$9,848,000

TOTAL SHORT-TERM INVESTMENTS (Cost $9,848,000)		$9,848,000

Total Investments (Fundamental Large Cap Value Trust)
(Cost $479,493,351) - 100.2%		$572,038,528
Other assets and liabilities, net - (0.2%)		(999,620)

TOTAL NET ASSETS - 100.0%		$571,038,908

Fundamental Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.8%
Consumer Discretionary - 8.4%
Automobiles - 0.7%
Harley-Davidson, Inc.	203,028	$10,821,389
Household Durables - 0.2%
Hunter Douglas NV	68,688	2,737,216
Internet & Catalog Retail - 1.2%
Groupon, Inc. (I)(L)	497,210	3,042,925
Liberty Interactive Corp., Series A (I)	425,495	9,097,083
Liberty Ventures, Series A (I)	28,616	2,162,797
Netflix, Inc. (I)	21,860	4,140,503

		18,443,308
Media - 2.3%
Grupo Televisa SAB, ADR	139,111	3,701,744
The Walt Disney Company	590,580	33,544,944

		37,246,688
Specialty Retail - 3.8%
Bed Bath & Beyond, Inc. (I)	698,178	44,976,627
CarMax, Inc. (I)	255,468	10,653,016
Tiffany & Company (L)	79,730	5,544,424

		61,174,067

Fundamental Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 0.2%
Cie Financiere Richemont SA, Class A	39,000	$3,065,821

		133,488,489
Consumer Staples - 16.5%
Beverages - 4.7%
Diageo PLC, ADR	274,982	34,603,735
Heineken Holding NV	296,355	18,999,784
The Coca-Cola Company	547,760	22,151,414

		75,754,933
Food & Staples Retailing - 10.4%
Costco Wholesale Corp.	603,968	64,087,044
CVS Caremark Corp.	1,761,636	96,872,364
Sysco Corp. (L)	136,200	4,790,154

		165,749,562
Food Products - 0.4%
Nestle SA	22,680	1,640,808
Unilever NV - NY Shares	124,080	5,087,280

		6,728,088
Tobacco - 1.0%
Philip Morris International, Inc.	170,957	15,849,423

		264,082,006
Energy - 9.2%
Energy Equipment & Services - 1.3%
Schlumberger, Ltd.	128,220	9,602,396
Transocean, Ltd. (I)	204,152	10,607,738

		20,210,134
Oil, Gas & Consumable Fuels - 7.9%
Canadian Natural Resources, Ltd.	1,281,910	41,187,768
Devon Energy Corp. (L)	189,451	10,688,825
EOG Resources, Inc.	374,293	47,935,705
Occidental Petroleum Corp.	346,160	27,128,559

		126,940,857

		147,150,991
Financials - 37.5%
Capital Markets - 9.7%
Ameriprise Financial, Inc.	117,287	8,638,188
Julius Baer Group, Ltd. (I)	1,004,800	39,142,492
The Bank of New York Mellon Corp.	3,035,702	84,969,299
The Charles Schwab Corp.	694,200	12,280,398
The Goldman Sachs Group, Inc.	61,700	9,079,155

		154,109,532
Commercial Banks - 5.4%
Wells Fargo & Company	2,338,326	86,494,679
Consumer Finance - 6.0%
American Express Company	1,417,302	95,611,193
Diversified Financial Services - 0.9%
CME Group, Inc.	55,950	3,434,771
JPMorgan Chase & Company	236,408	11,219,924

		14,654,695
Insurance - 13.6%
ACE, Ltd.	154,530	13,748,534
Alleghany Corp. (I)	67,586	26,758,649
Aon PLC	52,280	3,215,220
Berkshire Hathaway, Inc. Class A (I)	406	63,449,680
Everest Re Group, Ltd.	27,630	3,588,032
Fairfax Financial Holdings, Ltd.	22,200	8,683,308

140

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Fundamental Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Fairfax Financial Holdings, Ltd.	8,800	$3,436,145
Loews Corp.	1,063,737	46,878,890
Markel Corp. (I)(L)	5,723	2,881,531
The Progressive Corp.	1,786,084	45,134,343

		217,774,332
Real Estate Management & Development - 1.9%
Brookfield Asset Management, Inc., Class A	456,380	16,653,306
Hang Lung Group, Ltd.	2,503,200	14,108,669

		30,761,975

		599,406,406
Health Care - 4.2%
Health Care Providers & Services - 3.8%
Express Scripts Holding Company (I)	516,088	29,752,473
Laboratory Corp. of America Holdings (I)	160,480	14,475,296
UnitedHealth Group, Inc.	299,040	17,108,078

		61,335,847
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	134,580	5,648,323

		66,984,170
Industrials - 5.0%
Commercial Services & Supplies - 1.3%
Iron Mountain, Inc.	571,049	20,734,789
Electrical Equipment - 0.6%
Emerson Electric Company	116,240	6,494,329
Schneider Electric SA	31,400	2,296,686

		8,791,015
Machinery - 0.9%
PACCAR, Inc. (L)	289,530	14,638,637
Marine - 1.0%
Kuehne & Nagel International AG	153,556	16,769,750
Transportation Infrastructure - 1.2%
China Merchants Holdings
International Company, Ltd.	5,837,736	19,236,544

		80,170,735
Information Technology - 9.9%
Computers & Peripherals - 0.5%
Hewlett-Packard Company	311,046	7,415,337
Internet Software & Services - 4.3%
Google, Inc., Class A (I)	86,500	68,683,595
IT Services - 1.0%
IBM Corp.	25,330	5,402,889
Visa, Inc., Class A	67,830	11,520,247

		16,923,136
Semiconductors & Semiconductor Equipment - 1.9%
Intel Corp.	182,170	3,980,415
Texas Instruments, Inc.	727,110	25,797,863

		29,778,278
Software - 2.2%
Activision Blizzard, Inc.	755,900	11,013,463
Microsoft Corp.	385,084	11,017,253
Oracle Corp.	408,150	13,199,571

		35,230,287

		158,030,633

Fundamental Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Materials - 6.9%
Chemicals - 5.4%
Air Products & Chemicals, Inc.	274,720	$23,933,606
Ecolab, Inc.	191,855	15,382,934
Monsanto Company	281,560	29,741,183
Potash Corp. of Saskatchewan, Inc.	265,498	10,420,797
Praxair, Inc.	63,913	7,128,856

		86,607,376
Construction Materials - 0.3%
Martin Marietta Materials, Inc. (L)	40,371	4,118,649
Metals & Mining - 1.2%
BHP Billiton PLC	355,520	10,322,085
Rio Tinto PLC	192,534	9,068,491

		19,390,576
Paper & Forest Products - 0.0%
Emerald Plantation Holdings, Ltd. (I)	493,800	229,617

		110,346,218
Telecommunication Services - 0.2%
Wireless Telecommunication Services - 0.2%
America Movil SAB de CV,
Series L, ADR (L)	124,400	2,607,424

TOTAL COMMON STOCKS (Cost $1,126,797,186)		$1,562,267,072

CONVERTIBLE BONDS - 0.0%
Materials - 0.0%
Emerald Plantation Holdings, Ltd.
6.000%, 01/30/2020	$533,838	$376,356

TOTAL CONVERTIBLE BONDS (Cost $3,209,190)		$376,356

SECURITIES LENDING COLLATERAL - 1.5%
John Hancock Collateral
Investment Trust, 0.2481% (W)(Y)	2,333,740	$23,357,707

TOTAL SECURITIES LENDING
COLLATERAL (Cost $23,357,682)		$23,357,707

SHORT-TERM INVESTMENTS - 2.1%
Commercial Paper - 2.1%
Bank of Nova Scotia
0.080%, 04/01/2013 *	$10,170,000	$10,170,000
0.120%, 04/01/2013 *	6,000,000	6,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.100%, 04/04/2013 *	4,000,000	3,999,967
0.160%, 04/01/2013 *	8,000,000	8,000,000
Sumitomo Mitsui Banking Corp. 0.150%,
04/03/2013 *	6,000,000	5,999,950

		34,169,917

TOTAL SHORT-TERM INVESTMENTS (Cost $34,169,917)		$34,169,917

Total Investments (Fundamental Value Trust)
(Cost $1,187,533,975) - 101.4%		$1,620,171,052
Other assets and liabilities, net - (1.4%)		(23,122,358)

TOTAL NET ASSETS - 100.0%		$1,597,048,694

141

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Global Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.1%
Brazil - 1.1%
Petroleo Brasileiro SA, Class A, ADR (I)	251,500	$4,564,725
Vale SA (Preference A Shares), ADR	146,440	2,420,653

		6,985,378
Canada - 1.5%
Talisman Energy, Inc.	779,550	9,530,946
China - 0.6%
China Telecom Corp., Ltd., ADR (L)	53,040	2,696,554
Dongfang Electric Corp., Ltd., H Shares (L)	656,556	1,086,560

		3,783,114
France - 10.7%
Alstom SA	195,310	7,968,000
AXA SA	423,026	7,292,336
BNP Paribas SA	174,790	9,004,756
Cie Generale des Etablissements Michelin	96,502	8,086,183
Credit Agricole SA (I)	818,790	6,769,550
France Telecom SA	338,330	3,430,563
Sanofi	120,810	12,319,669
Total SA	178,610	8,536,938
Vivendi SA	198,244	4,105,852

		67,513,847
Germany - 4.8%
Deutsche Lufthansa AG	537,330	10,497,440
Merck KGaA	38,100	5,749,793
Muenchener Rueckversicherungs AG	31,350	5,865,486
SAP AG	14,430	1,156,414
Siemens AG	63,450	6,835,467

		30,104,600
Hong Kong - 0.3%
China Mobile, Ltd.	187,000	1,979,951
India - 0.6%
ICICI Bank, Ltd., ADR	83,180	3,568,422
Ireland - 2.3%
CRH PLC	422,064	9,326,152
Elan Corp. PLC, ADR (I)(L)	432,140	5,099,252

		14,425,404
Italy - 3.0%
Eni SpA	299,420	6,723,436
Intesa Sanpaolo SpA	3,441,660	5,071,878
UniCredit SpA (I)	1,629,069	7,004,365

		18,799,679
Japan - 3.5%
Konica Minolta Holdings, Inc.	319,010	2,336,374
Mazda Motor Corp. (I)	1,444,000	4,262,686
Nintendo Company, Ltd.	33,050	3,576,525
Nissan Motor Company, Ltd.	394,200	3,819,638
Toyota Motor Corp.	155,450	8,011,348

		22,006,571
Netherlands - 6.1%
Akzo Nobel NV	98,286	6,245,151
Fugro NV	23,904	1,328,315
ING Groep NV (I)	1,123,202	8,072,175
Koninklijke Philips Electronics NV	206,590	6,139,551
Randstad Holdings NV	174,570	7,154,061
Royal Dutch Shell PLC, A Shares	97,344	3,158,528
Royal Dutch Shell PLC, B Shares	156,840	5,219,055
SBM Offshore NV (I)	44,922	744,033

		38,060,869

Global Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Portugal - 0.7%
Galp Energia SGPS SA	280,430	$4,396,305
Singapore - 2.7%
DBS Group Holdings, Ltd.	419,510	5,427,079
Flextronics International, Ltd. (I)	622,360	4,207,154
Singapore Telecommunications, Ltd.	2,468,100	7,137,552

		16,771,785
South Korea - 2.9%
KB Financial Group, Inc., ADR	180,628	5,967,949
POSCO	5,030	1,481,747
Samsung Electronics Company, Ltd.	7,970	10,855,167

		18,304,863
Spain - 0.5%
Telefonica SA	215,740	2,916,142
Sweden - 1.0%
Telefonaktiebolaget LM Ericsson, B Shares	496,087	6,189,902
Switzerland - 7.4%
Credit Suisse Group AG (I)	336,400	8,878,085
Noble Corp.	157,830	6,021,215
Roche Holdings AG	57,200	13,354,663
Swiss Re, Ltd. (I)	92,630	7,538,599
TE Connectivity, Ltd.	135,420	5,678,161
UBS AG	345,020	5,298,531

		46,769,254
Turkey - 1.0%
Turkcell Iletisim Hizmetleri AS, ADR (I)	382,250	6,360,640
United Kingdom - 11.6%
Aviva PLC	1,256,769	5,662,584
BAE Systems PLC	592,240	3,554,861
BP PLC, ADR	829,365	5,824,387
Carillion PLC	166,950	692,764
GlaxoSmithKline PLC	487,640	11,414,010
HSBC Holdings PLC	620,039	6,564,818
International Consolidated Airlines Group SA
(London Exchange) (I)	2,860,050	11,060,073
Kingfisher PLC	1,640,530	7,190,677
Tesco PLC	1,215,450	7,066,683
Vodafone Group PLC	4,767,350	13,531,402

		72,562,259
United States - 35.8%
American Express Company	49,130	3,314,310
American International Group, Inc. (I)	71,850	2,789,217
Amgen, Inc.	96,430	9,885,039
Baker Hughes, Inc.	210,060	9,748,885
Brocade Communications Systems, Inc. (I)	584,460	3,372,334
Chesapeake Energy Corp. (L)	243,130	4,962,283
Chevron Corp.	52,630	6,253,497
Cisco Systems, Inc.	505,220	10,564,150
Citigroup, Inc.	235,940	10,437,986
Comcast Corp., Special Class A	161,560	6,401,007
CVS Caremark Corp.	96,960	5,331,830
Dell, Inc.	318,660	4,566,398
FedEx Corp.	46,300	4,546,660
Forest Laboratories, Inc. (I)	45,420	1,727,777
Halliburton Company	219,140	8,855,447
Hewlett-Packard Company	347,440	8,282,970
JPMorgan Chase & Company	139,760	6,633,010
Medtronic, Inc.	164,650	7,731,964
Merck & Company, Inc.	203,200	8,987,536
Microsoft Corp.	457,290	13,083,067

142

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Global Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Morgan Stanley	320,480	$7,044,150
Navistar International Corp. (I)(L)	227,630	7,869,169
News Corp., Class A	198,830	6,068,292
Oracle Corp.	144,430	4,670,866
Pfizer, Inc.	482,700	13,930,722
Sprint Nextel Corp. (I)	1,498,990	9,308,728
SunTrust Banks, Inc.	105,360	3,035,422
Target Corp.	67,980	4,653,231
The Walt Disney Company	85,470	4,854,696
Time Warner Cable, Inc.	49,212	4,727,305
Time Warner, Inc.	125,983	7,259,140
United Parcel Service, Inc., Class B	113,280	9,730,752
Viacom, Inc., Class B	65,560	4,036,531

		224,664,371

TOTAL COMMON STOCKS (Cost $605,758,762)		$615,694,302

SECURITIES LENDING COLLATERAL - 2.0%
John Hancock Collateral
Investment Trust, 0.2481% (W)(Y)	1,253,271	12,543,609

TOTAL SECURITIES LENDING
COLLATERAL (Cost $12,543,340)		$12,543,609

SHORT-TERM INVESTMENTS - 1.6%
Time Deposits - 1.6%
Bank of Montreal 0.080%, 04/01/2013 *	$10,000,000	$10,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $10,000,000)		$10,000,000

Total Investments (Global Trust) (Cost $628,302,102) - 101.7%		$638,237,911
Other assets and liabilities, net - (1.7%)		(10,509,155)

TOTAL NET ASSETS - 100.0%		$627,728,756

Global Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 24.7%
U.S. Government - 19.2%
Treasury Inflation Protected Securities
0.125%, 07/15/2022 to 01/15/2023	$1,696,596	$1,834,203
1.375%, 01/15/2020	532,400	634,513
1.750%, 01/15/2028	6,924,330	8,810,670
2.375%, 01/15/2027	799,253	1,088,795
2.500%, 01/15/2029	4,504,374	6,299,790
U.S. Cash Management Bill
0.010%, 04/15/2013 (D) *	1,147,000	1,146,960
U.S. Treasury Bill
0.010%, 11/14/2013 (D) *	480,000	479,667
0.010%, 02/06/2014 (D) (F) *	156,000	155,835
U.S. Treasury Bonds
2.750%, 11/15/2042	$500,000	464,453
3.000%, 05/15/2042	2,800,000	2,747,063
3.125%, 11/15/2041 to 02/15/2043	11,700,000	11,791,284
3.750%, 08/15/2041	3,100,000	3,512,204
5.500%, 08/15/2028 (D) (F)	34,700,000	48,146,250
U.S. Treasury Notes
0.125%, 12/31/2013	1,100,000	1,099,871
0.250%, 11/30/2013 to 03/31/2014	34,400,000	34,426,438
0.250%, 01/31/2014 (D)	12,400,000	12,410,168

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes (continued)
0.500%, 11/15/2013		$2,100,000	$2,104,841
0.750%, 12/15/2013		1,300,000	1,305,485
1.000%, 01/15/2014		9,200,000	9,261,815
1.250%, 02/15/2014 to 03/15/2014		24,600,000	24,846,390
1.500%, 12/31/2013		1,300,000	1,313,101
1.750%, 01/31/2014		9,700,000	9,828,826
1.875%, 02/28/2014		400,000	406,234
2.000%, 02/15/2023		1,300,000	1,317,469

			185,432,325
U.S. Government Agency - 5.5%
Federal Home Loan Mortgage Corp.
4.000%, TBA (C)		7,000,000	7,438,594
4.000%, 03/01/2039 to 01/01/2042		10,147,706	10,785,702
5.336%, 03/01/2035 (P)		178,379	188,557
Federal National Mortgage Association
2.378%, 12/01/2034 (P)		199,401	210,644
2.493%, 11/01/2034 (P)		1,310,649	1,400,009
4.000%, 07/01/2040		124,182	132,395
4.500%, 03/01/2028 to 05/01/2042		30,448,361	32,855,426
5.007%, 05/01/2035 (P)		187,278	199,331
Government National
Mortgage Association
1.625%, 11/20/2023 to 01/20/2030 (P)		110,519	114,421
1.750%, 06/20/2030 (P)		27,629	28,253
2.000%, 04/20/2030 to 05/20/2030 (P)		14,103	14,989

			53,368,321

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $237,444,868)			$238,800,646

FOREIGN GOVERNMENT
OBLIGATIONS - 18.7%
Australia - 0.0%
New South Wales Treasury Corp.
2.750%, 11/20/2025	AUD	100,000	135,634

			135,634
Canada - 1.1%
Government of Canada
4.000%, 06/01/2041	CAD	300,000	384,328
Province of British Columbia
4.300%, 06/18/2042		600,000	679,311
Province of Ontario
2.450%, 06/29/2022		$1,300,000	1,304,293
Province of Quebec
2.750%, 08/25/2021		4,300,000	4,467,051
3.000%, 09/01/2023	CAD	1,700,000	1,684,571
4.250%, 12/01/2021		2,200,000	2,434,109

			10,953,663
Germany - 0.6%
Federal Republic of Germany
1.750%, 07/04/2022	EUR	1,400,000	1,885,218
3.250%, 07/04/2021		200,000	302,996
4.000%, 01/04/2037		1,200,000	2,065,677
Federal Republic of Germany, Inflation
Linked Bond
0.100%, 04/15/2023		1,017,090	1,388,111

			5,642,002

143

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Italy - 0.2%
Republic of Italy
6.000%, 08/04/2028	GBP	900,000	$1,391,217

			1,391,217
Mexico - 1.2%
Government of Mexico
1.290%, 06/08/2015	MXN	1,100,000,000	11,715,190

			11,715,190
New Zealand - 3.9%
Dominion of New Zealand
5.000%, 03/15/2019	NZD	23,600,000	21,825,575
5.500%, 04/15/2023		4,400,000	4,295,623
6.000%, 12/15/2017 to 05/15/2021		11,700,000	11,600,927

			37,722,125
Norway - 0.2%
Kommunalbanken AS
0.663%, 03/27/2017 (P)		$1,500,000	1,513,704

			1,513,704
South Korea - 0.2%
Export-Import Bank of Korea
5.750%, 05/22/2013	EUR	1,800,000	2,322,098

			2,322,098
Spain - 3.0%
Autonomous Community of Madrid
4.200%, 09/24/2014		5,600,000	7,286,040
Fund for Orderly Bank Restructuring
4.400%, 10/21/2013		1,100,000	1,432,867
Junta de Castilla y Leon
6.270%, 02/19/2018		500,000	664,465
Kingdom of Spain
1.961%, 03/25/2014 (P)		11,000,000	13,781,691
5.250%, 04/06/2029	GBP	700,000	965,167
Xunta de Galicia
6.131%, 04/03/2018	EUR	3,500,000	4,641,082

			28,771,312
United Kingdom - 8.3%
Government of United Kingdom
1.750%, 09/07/2022	GBP	1,300,000	1,973,665
4.250%, 12/07/2027 to 12/07/2040		7,800,000	14,522,655
4.750%, 12/07/2030 to 12/07/2038		6,200,000	12,284,526
5.000%, 03/07/2025		1,200,000	2,390,891
6.000%, 12/07/2028		600,000	1,339,161
Government of United Kingdom, Inflation
Linked Bond
0.125%, 03/22/2024		9,025,312	15,915,897
0.375%, 03/22/2062		208,484	393,220
1.875%, 11/22/2022		15,300,352	31,641,150

			80,461,165

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $179,886,884)			$180,628,110

CORPORATE BONDS - 30.4%
Australia - 2.9%
Australia & New Zealand Banking
Group, Ltd.
1.000%, 10/06/2015 (S)		$9,800,000	9,874,475
Commonwealth Bank of Australia
0.725%, 07/12/2013 (P) (S)		7,900,000	7,909,488
0.784%, 06/25/2014 (P) (S)		9,800,000	9,860,172

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Australia (continued)
Westpac Banking Corp.
2.900%, 09/10/2014 (S)		$400,000	$414,424

			28,058,559
Belgium - 1.0%
European Union
2.500%, 12/04/2015	EUR	3,500,000	4,749,834
2.750%, 06/03/2016		3,500,000	4,814,892

			9,564,726
Denmark - 0.0%
Nykredit Realkredit A/S
6.000%, 10/01/2029	DKK	102,217	19,946
Realkredit Danmark A/S
1.340%, 01/01/2038 (P)		1,217,494	215,600

			235,546
France - 6.5%
BNP Paribas Home Loan
Covered Bonds SA
2.200%, 11/02/2015 (S)		$5,800,000	5,992,560
3.000%, 07/23/2013	EUR	200,000	258,495
4.750%, 05/28/2013		2,700,000	3,483,909
Cie de Financement Foncier
2.125%, 04/22/2013 (S)		$4,900,000	4,903,925
2.500%, 09/16/2015 (S)		5,100,000	5,287,512
Credit Agricole Home Loan
1.052%, 07/21/2014 (P) (S)		5,200,000	5,212,090
Dexia Credit Local SA
1.104%, 09/18/2013 (P)	EUR	11,000,000	14,135,624
1.700%, 09/06/2013		$7,400,000	7,429,610
2.750%, 01/10/2014 to 04/29/2014 (S)		16,000,000	16,224,500

			62,928,225
Germany - 5.7%
FMS Wertmanagement
0.737%, 06/16/2014 (P)	GBP	900,000	1,371,829
2.375%, 12/15/2014	EUR	11,900,000	15,807,929
2.750%, 06/03/2016		3,700,000	5,074,771
3.375%, 06/17/2021		2,200,000	3,222,076
Kreditanstalt fuer Wiederaufbau
0.625%, 05/29/2015		7,900,000	10,226,044
2.000%, 09/07/2016		1,800,000	2,432,620
6.250%, 05/19/2021	AUD	10,900,000	12,800,495
Landwirtschaftliche Rentenbank
5.500%, 03/09/2020		4,000,000	4,463,008

			55,398,772
Ireland - 0.8%
German Postal Pensions Securitisation
2 PLC
4.250%, 01/18/2017	EUR	2,000,000	2,892,060
German Postal Pensions
Securitisation PLC
3.375%, 01/18/2016		3,400,000	4,685,587

			7,577,647
Italy - 0.5%
Intesa Sanpaolo SpA
2.688%, 02/24/2014 (P) (S)		$4,600,000	4,626,616

			4,626,616

144

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Jersey, Channel Islands - 0.2%
HBOS Capital Funding LP (9.540% to
03/19/2018, then GBP
LIBOR + 6.750%)
03/19/2018 (Q)	GBP	1,700,000	$2,377,711

			2,377,711
Luxembourg - 0.7%
ALROSA Finance SA
7.750%, 11/03/2020		$2,100,000	2,458,995
European Investment Bank
6.125%, 01/23/2017	AUD	1,200,000	1,353,596
6.250%, 04/15/2015 to 06/08/2021		2,500,000	2,788,695

			6,601,286
Netherlands - 1.5%
Achmea Hypotheekbank NV
3.200%, 11/03/2014		$395,000	411,511
3.200%, 11/03/2014 (S)		194,000	202,109
Fortis Bank Nederland Holding NV
3.375%, 05/19/2014	EUR	5,900,000	7,831,418
LeasePlan Corp. NV
3.250%, 05/22/2014		1,800,000	2,385,949
NIBC Bank NV
2.800%, 12/02/2014 (S)		$848,000	881,175
3.500%, 04/07/2014	EUR	1,700,000	2,250,897
Ziggo Finance BV
6.125%, 11/15/2017		700,000	939,917

			14,902,976
Norway - 0.5%
DNB Boligkreditt AS
2.375%, 07/20/2015		3,700,000	4,938,286

			4,938,286
Sweden - 0.3%
Stadshypotek AB
4.250%, 10/10/2017	AUD	2,400,000	2,492,657

			2,492,657
Switzerland - 0.5%
EUROFIMA
5.625%, 10/24/2016		1,000,000	1,102,045
6.250%, 12/28/2018		3,000,000	3,416,697

			4,518,742
Tunisia - 0.3%
African Development Bank
5.250%, 03/23/2022		2,900,000	3,233,579

			3,233,579
United Kingdom - 2.4%
Bank of Scotland PLC
4.500%, 10/23/2013	EUR	200,000	262,377
British Sky Broadcasting Group PLC
6.100%, 02/15/2018 (S)		$400,000	473,742
HBOS PLC
6.750%, 05/21/2018 (S)		900,000	1,000,760
LBG Capital No.1 PLC
7.375%, 03/12/2020	EUR	1,100,000	1,438,237
11.040%, 03/19/2020	GBP	2,800,000	4,903,264
LBG Capital No.2 PLC
7.625%, 12/09/2019		3,138,000	4,887,234
Pearson Dollar Finance Two PLC
5.500%, 05/06/2013 (S)		$3,000,000	3,012,213
Tate & Lyle International Finance PLC
5.000%, 11/15/2014 (S)		400,000	421,968

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
United Kingdom (continued)
The Royal Bank of Scotland PLC
2.750%, 06/18/2013	EUR	1,800,000	$2,319,055
Westpac Securities NZ, Ltd.
3.450%, 07/28/2014 (S)		$4,300,000	4,468,646

			23,187,496
United States - 6.6%
Altria Group, Inc.
9.250%, 08/06/2019		676,000	942,748
American International Group, Inc.
(8.000% to 05/22/2018, then 3 month
EURIBOR + 4.450%)
05/22/2038 (S)	EUR	5,600,000	8,398,686
Bank of America Corp.
0.888%, 05/23/2017 (P)		4,100,000	4,966,531
Boston Scientific Corp.
6.400%, 06/15/2016		$1,600,000	1,827,762
Citigroup, Inc.
0.859%, 05/31/2017 (P)	EUR	1,800,000	2,183,312
5.500%, 10/15/2014		$71,000	75,764
CNA Financial Corp.
5.850%, 12/15/2014		4,000,000	4,306,628
Computer Sciences Corp.
6.500%, 03/15/2018		2,050,000	2,378,242
Hawk Acquisition Sub, Inc.
4.250%, 10/15/2020 (S)		4,000,000	4,000,000
HCA, Inc.
7.875%, 02/15/2020		200,000	221,000
International Finance Corp.
5.000%, 08/03/2016	AUD	700,000	764,951
5.750%, 06/24/2014		1,300,000	1,395,995
International Lease Finance Corp.
6.500%, 09/01/2014 (S)		$2,800,000	2,982,000
6.625%, 11/15/2013		600,000	618,000
Loews Corp.
5.250%, 03/15/2016		400,000	445,321
Marsh & McLennan Companies, Inc.
5.750%, 09/15/2015		910,000	1,012,098
Merrill Lynch & Company, Inc.
0.486%, 01/31/2014 (P)	EUR	900,000	1,151,834
Simon Property Group LP
6.125%, 05/30/2018		$1,250,000	1,527,910
Spectra Energy Capital LLC
6.200%, 04/15/2018		5,000,000	6,042,035
Springleaf Finance Corp.
6.900%, 12/15/2017		3,000,000	3,026,250
Starwood Hotels & Resorts
Worldwide, Inc.
6.750%, 05/15/2018		3,000,000	3,643,269
The Cleveland Electric Illuminating
Company
5.700%, 04/01/2017		3,000,000	3,400,029
WM Covered Bond Program
4.000%, 09/27/2016	EUR	900,000	1,271,111
4.375%, 05/19/2014		5,200,000	6,938,961

			63,520,437

TOTAL CORPORATE BONDS (Cost $290,640,169)			$294,163,261

MUNICIPAL BONDS - 1.4%
American Municipal Power, Inc. (Ohio)
7.734%, 02/15/2033		$1,600,000	2,122,144
8.084%, 02/15/2050		4,100,000	6,002,769
City of New York 4.937%, 12/01/2019		2,700,000	3,205,764

145

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

MUNICIPAL BONDS (continued)
Iowa Tobacco Settlement Authority,
Series A 6.500%, 06/01/2023		$395,000	$391,338
Metropolitan Water District of Southern
California 5.000%, 10/01/2036		45,000	46,101
State of California
7.700%, 11/01/2030		900,000	1,142,487
7.950%, 03/01/2036		200,000	251,000

TOTAL MUNICIPAL BONDS (Cost $9,985,697)			$13,161,603

COLLATERALIZED MORTGAGE
OBLIGATIONS - 13.5%
Australia - 0.9%
Crusade Global Trust, Series 2005-2,
Class A2
3.116%, 08/14/2037 (P)	AUD	2,448,949	2,529,021
Puma Finance, Ltd.
Series 2006-G5, Class A1,
0.429%, 02/21/2038 (P) (S)		$370,566	362,823
Series 2005-P11, Class BA,
3.430%, 08/22/2037 (P)	AUD	1,645,050	1,675,543
Series 2004-P10, Class BA,
3.583%, 07/12/2036 (P)		289,540	299,825
Swan Trust, Series 2006-1E, Class A2
3.082%, 05/12/2037 (P)		968,168	1,007,985
The Superannuation Member Home Loan
Programme, Series 2009-3, Class A1
4.440%, 11/07/2040 (P)		1,324,387	1,372,585
Torrens Trust, Series 2007-1, Class A
3.465%, 10/19/2038 (P)		1,296,969	1,309,570

			8,557,352
Germany - 0.5%
German Residential Asset
Note Distributor PLC, Series 2006-1,
Class A
1.611%, 01/20/2021 (P)	EUR	3,595,800	4,613,888

			4,613,888
Italy - 0.8%
Berica ABS SRL, Series 2011-1, Class A1
0.513%, 12/30/2055 (P)		3,100,000	3,846,777
Berica Residential MBS SRL
0.537%, 03/31/2048 (P)		3,086,707	3,598,391

			7,445,168
Netherlands - 0.0%
Atomium Mortgage Finance BV,
Series 2003-I, Class A
0.327%, 07/01/2034 (P)		28,622	36,152
Dutch Mortgage Portfolio Loans BV,
Series III, Class A
0.473%, 11/20/2035 (P)		142,134	182,173

			218,325
United Kingdom - 3.6%
Alba PLC, Series 2006-2, Class A3A
0.677%, 12/15/2038 (P)	GBP	297,765	403,679
Fosse Master Issuer PLC, Series 2012-1A,
Class 2B2
2.611%, 10/18/2054 (P) (S)		3,100,000	4,802,234
Gosforth Funding PLC, Series 2011-1,
Class A2
1.961%, 04/24/2047 (P)		2,700,000	4,178,997

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United Kingdom (continued)
Great Hall Mortgages PLC
Series 2007-1, Class A2B,
0.334%, 03/18/2039 (P)	EUR	1,667,876	$1,922,311
Series 2006-1, Class A2B,
0.354%, 06/18/2038 (P)		2,277,093	2,655,600
Series 2007-1, Class A2A,
0.637%, 03/18/2039 (P)	GBP	1,667,877	2,278,343
Holmes Master Issuer PLC
Series 2011-1A, Class A3,
1.545%, 10/15/2054 (P) (S)	EUR	824,585	1,066,591
Series 2010-1A, Class A3,
1.595%, 10/15/2054 (P) (S)		3,312,306	4,275,684
Mansard Mortgages PLC, Series 2007-2X,
Class A1
1.157%, 12/15/2049 (P)	GBP	7,731,429	10,841,161
Newgate Funding PLC, Series 2007-3X,
Class A1
1.107%, 12/15/2050 (P)		673,517	1,019,362
RMAC Securities PLC,
Series 2006-NS1X, Class A2C
0.351%, 06/12/2044 (P)	EUR	1,417,673	1,655,067

			35,099,029
United States - 7.7%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 2A1
3.079%, 09/25/2035 (P)		$157,347	148,635
American Home Mortgage
Investment Trust, Series 2004-3,
Class 5A
2.291%, 10/25/2034 (P)		75,893	74,726
Banc of America Funding Corp.
Series 2005-E , Class 1A1,
0.493%, 05/20/2035 (P)		442,262	296,474
Series 2006-J, Class 4A1,
5.623%, 01/20/2047 (P)		204,915	159,939
Banc of America Large Loan, Inc.,
Series 2010-HLTN, Class HLTN
2.503%, 11/15/2015 (P) (S)		5,248,645	5,277,901
Banc of America Mortgage
Securities, Inc., Series 2005-B,
Class 2A2
2.850%, 03/25/2035 (P)		1,110,977	1,066,023
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2005-12, Class 23A1,
2.353%, 02/25/2036 (P)		1,082,597	720,284
Series 2003-6, Class 1A1,
2.467%, 08/25/2033 (P)		149,171	149,647
Series 2005-2, Class A1,
2.600%, 03/25/2035 (P)		1,741,069	1,751,895
Series 2005-2, Class A2,
2.793%, 03/25/2035 (P)		591,388	595,268
Series 2003-7, Class 6A,
2.804%, 10/25/2033 (P)		144,372	145,939
Series 2003-9, Class 2A1,
3.018%, 02/25/2034 (P)		27,615	27,216
Series 2004-2, Class 22A,
3.051%, 05/25/2034 (P)		266,537	253,724
Series 2004-2, Class 23A,
3.145%, 05/25/2034 (P)		111,199	106,595
Series 2004-9, Class 22A1,
3.485%, 11/25/2034 (P)		112,130	112,502

146

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
Bear Stearns Alt-A Trust
Series 2005-9, Class 24A1,
2.835%, 11/25/2035 (P)	$1,020,675	$779,446
Series 2005-7, Class 22A1,
2.926%, 09/25/2035 (P)	1,345,995	1,132,604
Bear Stearns Structured
Products, Inc. Trust, Series 2007-R6,
Class 1A1
2.618%, 01/26/2036 (P)	2,317,344	1,807,085
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1,
2.270%, 09/25/2035 (P)	595,617	589,332
Series 2005-6, Class A2,
2.340%, 09/25/2035 (P)	646,807	635,184
Countrywide Alternative Loan Trust
Series 2007-OA7, Class A1A,
0.384%, 05/25/2047 (P)	2,264,341	1,678,321
Series 2006-OA9, Class 2A1B,
0.403%, 07/20/2046 (P)	628,493	338,415
Series 2007-11T1, Class A12,
0.554%, 05/25/2037 (P)	505,124	293,309
Series 2005-56, Class 2A3,
1.663%, 11/25/2035 (P)	162,811	118,393
Series 2005-56, Class 2A2,
2.203%, 11/25/2035 (P)	135,768	101,722
Series 2005-21CB, Class A3,
5.250%, 06/25/2035	216,616	194,601
Series 2007-16CB, Class 5A1,
6.250%, 08/25/2037	226,310	181,502
Countrywide Home Loan Mortgage
Pass Through Trust
Series 2005-2, Class 2A1,
0.524%, 03/25/2035 (P)	119,995	95,905
Series 2004-25, Class 1A1,
0.534%, 02/25/2035 (P)	53,245	47,441
Series 2004-25, Class 2A1,
0.544%, 02/25/2035 (P)	81,252	74,350
Series 2004-HYB5, Class 2A1,
2.889%, 04/20/2035 (P)	110,751	109,390
Series 2004-22, Class A3,
2.927%, 11/25/2034 (P)	302,835	283,706
Series 2004-12, Class 11A1,
3.057%, 08/25/2034 (P)	94,834	83,823
Credit Suisse First Boston
Mortgage Securities Corp.
Series 2002-AR13, Class 3A,
2.120%, 05/25/2032 (P)	2,079	2,013
Series 2003-AR18, Class 2A3,
2.547%, 07/25/2033 (P)	26,006	25,859
Series 2003-AR20, Class 2A1,
2.618%, 08/25/2033 (P)	376,771	376,143
Series 2003-8, Class 5A1,
6.500%, 04/25/2033	24,247	25,724
DSLA Mortgage Loan Trust,
Series 2006-AR2, Class 2AB3
0.513%, 10/19/2036 (P)	1,846,825	96,491
Federal Home Loan Mortgage Corp.,
Series T-62, Class 1A1
1.375%, 10/25/2044 (P)	1,699,515	1,690,691
Federal National Mortgage Association
Series 2004-W2, Class 5AF,
0.554%, 03/25/2044 (P)	82,134	79,462

Global Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
Federal National Mortgage
Association (continued)
Series 2002-W8, Class F,
0.604%, 09/25/2032 (P)	$18,169	$18,030
Series 2010-136, Class FA,
0.704%, 12/25/2040 (P)	2,617,899	2,632,646
First Horizon Mortgage Pass
Through Trust, Series 2005-AR3,
Class 2A1
2.615%, 08/25/2035 (P)	165,839	164,412
First Republic Mortgage Loan Trust,
Series 2001-FRB1, Class A
0.553%, 11/15/2031 (P)	83,675	82,361
GMAC Mortgage Corp. Loan Trust,
Series 2004-AR1, Class 22A
3.609%, 06/25/2034 (P)	31,745	29,996
Government National Mortgage
Association, Series 2004-68, Class ZC
6.000%, 08/20/2034	2,507,238	2,954,271
Greenpoint Mortgage Funding Trust,
Series 2006-OH1, Class A1
0.384%, 01/25/2037 (P)	321,312	199,491
Greenpoint Mortgage Pass-Through
Certificates, Series 2003-1, Class A1
2.939%, 10/25/2033 (P)	25,854	25,558
GS Mortgage Securities Corp. II,
Series 2012-GCJ9, Class XA IO
2.408%, 11/10/2045	4,480,806	680,164
GSR Mortgage Loan Trust, Series 2003-1,
Class A2
1.940%, 03/25/2033 (P)	111,214	111,795
Harborview Mortgage Loan Trust
Series 2003-1, Class A,
2.703%, 05/19/2033 (P)	260,460	260,684
Series 2005-4, Class 3A1,
3.027%, 07/19/2035 (P)	65,653	56,565
Indymac Index Mortgage Loan Trust,
Series 2004-AR11, Class 2A
2.647%, 12/25/2034 (P)	101,780	89,197
JPMorgan Alternative Loan Trust,
Series 2006-A6, Class 2A1
5.500%, 11/25/2036 (P)	162,633	160,353
JPMorgan Mortgage Trust
Series 2003-A2, Class 3A1,
2.340%, 11/25/2033 (P)	141,095	140,549
Series 2007-A1, Class 5A5,
3.003%, 07/25/2035 (P)	659,200	676,025
Series 2007-A1, Class 5A6,
3.003%, 07/25/2035 (P)	599,272	539,595
Series 2006-S2, Class 1A3,
5.500%, 07/25/2036	755,110	691,839
MASTR Adjustable Rate Mortgages Trust,
Series 2007-HF1, Class A1
0.444%, 05/25/2037 (P)	429,771	295,384
Mellon Residential Funding Corp.,
Series 2000-TBC3, Class A1
0.643%, 12/15/2030 (P)	52,756	51,073
Merrill Lynch Floating Trust,
Series 2008-LAQA, Class A1
0.740%, 07/09/2021 (P) (S)	2,134,255	2,101,313

147

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A10, Class A,
0.414%, 02/25/2036 (P)	$4,663,376	$4,140,943
Series 2005-3, Class 4A,
0.454%, 11/25/2035 (P)	956,124	908,781
Series 2005-A8, Class A3A2,
0.454%, 08/25/2036 (P)	136,430	128,225
Series 2005-2, Class 1A,
1.760%, 10/25/2035 (P)	915,645	900,563
Series 2003-A2, Class 1A1,
2.436%, 02/25/2033 (P)	159,553	150,430
Merrill Lynch/Countrywide
Commercial Mortgage Trust
Series 2006-3, Class A4,
5.414%, 07/12/2046 (P)	2,400,000	2,714,057
Series 2007-8, Class A3,
5.936%, 08/12/2049 (P)	3,200,000	3,723,706
NCUA Guaranteed Notes Trust
Series 2010-R2, Class 1A,
0.573%, 11/06/2017 (P)	8,711,292	8,746,660
Series 2010-R1, Class 1A,
0.653%, 10/07/2020 (P)	3,281,833	3,292,106
Residential Accredit Loans, Inc.
Series 2007-QO2, Class A1,
0.354%, 02/25/2047 (P)	647,400	388,470
Series 2006-QO6, Class A1,
0.384%, 06/25/2046 (P)	2,721,416	1,314,316
Series 2007-QH4, Class A2,
0.434%, 05/25/2037 (P)	889,724	177,238
Series 2006-QA2, Class 2A1,
3.684%, 02/25/2036 (P)	778,081	526,416
Residential Asset Securitization Trust,
Series 2006-R1, Class A2
0.604%, 01/25/2046 (P)	660,746	295,928
Residential Funding Mortgage
Securities I, Series 2005-SA4,
Class 1A21
3.275%, 09/25/2035 (P)	190,671	155,291
Sequoia Mortgage Trust
Series 2003-4, Class 2A1,
0.553%, 07/20/2033 (P)	213,201	209,117
Series 5, Class A,
0.903%, 10/19/2026 (P)	33,212	33,049
Structured Adjustable Rate
Mortgage Loan Trust
Series 2004-1, Class 4A1,
2.586%, 02/25/2034 (P)	193,756	195,157
Series 2005-18, Class 6A1,
2.663%, 09/25/2035 (P)	430,474	386,321
Series 2004-4, Class 3A2,
2.718%, 04/25/2034 (P)	446,470	447,191
Series 2004-12, Class 7A1,
2.792%, 09/25/2034 (P)	470,120	471,471
Structured Asset
Mortgage Investments, Inc.
Series 2006-AR5, Class 1A1,
0.414%, 05/25/2046 (P)	698,096	423,611
Series 2004-AR3, Class 1A2,
0.783%, 07/19/2034 (P)	106,794	104,588
Thornburg Mortgage Securities Trust
Series 2007-2, Class A1,
1.454%, 06/25/2037 (P)	1,089,834	951,150

Global Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
Thornburg Mortgage Securities Trust (continued)
Series 2007-3, Class 2A1,
1.454%, 06/25/2047 (P)	$295,599	$272,138
Series 2003-5, Class 1A,
2.725%, 10/25/2043 (P)	868,715	854,309
Series 2007-2, Class A2A,
5.750%, 06/25/2037 (P)	1,096,889	1,071,157
Series 2007-2, Class A3A,
5.750%, 06/25/2037 (P)	2,178,125	2,192,128
Series 2007-3, Class 3A1,
5.750%, 06/25/2047 (P)	704,321	647,111
Series 2007-3, Class 4A1,
5.750%, 06/25/2047 (P)	764,496	754,289
Wachovia Bank Commercial
Mortgage Trust, Series 2006-C28,
Class A4
5.572%, 10/15/2048	192,000	216,274
WaMu Mortgage Pass-
Through Certificates
Series 2005-AR6, Class 2A1A,
0.434%, 04/25/2045 (P)	132,487	121,738
Series 2005-AR2, Class 2A1A,
0.514%, 01/25/2045 (P)	63,108	60,665
Series 2002-AR17, Class 1A,
1.377%, 11/25/2042 (P)	383,571	365,876
Series 2002-AR2, Class A,
2.212%, 02/27/2034 (P)	76,987	78,021
Series 2003-AR5, Class A7,
2.452%, 06/25/2033 (P)	119,770	122,259
Washington Mutual Alternative Mortgage
Pass-Through Certificates,
Series 2006-AR5, Class 3A
1.117%, 07/25/2046 (P)	433,934	217,782
Wells Fargo Mortgage Backed
Securities Trust, Series 2005-AR11,
Class 1A1
2.665%, 06/25/2035 (P)	2,222,333	2,267,133
WFRBS Commercial Mortgage Trust,
Series 2013-C11, Class XA IO
1.527%, 03/15/2045 (S)	12,789,930	1,215,031

		74,929,677

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $133,286,248)		$130,863,439

ASSET BACKED SECURITIES - 2.6%
Cayman Islands - 0.9%
Callidus Debt Partners CLO
Fund VII, Ltd.
1.052%, 01/21/2021 (P) (S)	997,889	992,070
Commercial Industrial Finance Corp.,
Series 2007-1A, Class A1l
0.552%, 05/10/2021 (P) (S)	2,100,000	2,051,383
Duane Street CLO, Series 2005-1A,
Class A2
0.543%, 11/08/2017 (P) (S)	511,347	509,081
Franklin CLO, Ltd.
0.540%, 06/15/2018 (P) (S)	1,033,911	1,012,881
Fraser Sullivan CLO, Ltd.,
Series 2006-1A, Class A2
0.540%, 03/15/2020 (P) (S)	3,732,246	3,696,916

148

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

ASSET BACKED SECURITIES (continued)
Cayman Islands (continued)
Landmark V CDO, Ltd., Series 2005-1A,
Class A1L
0.587%, 06/01/2017 (P) (S)		$656,413	$653,143

			8,915,474
Ireland - 0.6%
Aquilae CLO PLC, Series 2006-1X,
Class A
0.581%, 01/17/2023 (P)	EUR	3,596,683	4,479,632
Magnolia Funding, Ltd., Series 2010-1A,
Class A1
0.671%, 04/11/2021 (P) (S)		1,413,910	1,752,536

			6,232,168
Luxembourg - 0.1%
Penta CLO SA, Series 2007-1X, Class A1
0.564%, 06/04/2024 (P)		968,307	1,182,377

			1,182,377
Netherlands - 0.5%
Globaldrive BV, Series 2011-AA, Class A
0.869%, 04/20/2019 (P) (S)		1,474,310	1,901,186
Grosvenor Place CLO BV
Series I-X, Class A1,
0.454%, 07/20/2021 (P)		696,628	864,423
Series I-X, Class A2,
0.771%, 07/20/2021 (P)	GBP	1,238,450	1,815,935

			4,581,544
United States - 0.5%
Access Group, Inc., Series 2008-1,
Class A
1.601%, 10/27/2025 (P)		$1,416,990	1,437,961
Aegis Asset Backed Securities Trust,
Series 2005-4, Class 1A4
0.574%, 10/25/2035 (P)		2,594,719	2,453,553
Amortizing Residential Collateral Trust,
Series 2002-BC4, Class A
0.784%, 07/25/2032 (P)		6,344	5,711
Amresco Residential Securities,
Series 1999-1, Class A
1.144%, 06/25/2029 (P)		27,650	24,501
First Alliance Mortgage Loan,
Series 1997-4, Class A3
0.433%, 12/20/2027 (P)		20,676	15,604
GSRPM Mortgage Loan Trust,
Series 2003-1, Class A2
1.604%, 01/25/2032 (P)		5,659	5,659
Home Equity Asset Trust, Series 2002-1,
Class A4
0.804%, 11/25/2032 (P)		1,283	928
Plymouth Rock CLO, Ltd.,
Series 2010-1A, Class A
1.790%, 02/16/2019 (P) (S)		207,940	208,124
Residential Asset Mortgage
Products, Inc. Trust, Series 2002-RS3
0.764%, 06/25/2032 (P)		12,672	11,233
Residential Asset Securities Corp. Trust,
Series 2002-KS4, Class AIIB
0.704%, 07/25/2032 (P)		33,497	27,529
Securitized Asset Backed
Receivables LLC Trust,
Series 2007-NC1, Class A2A
0.254%, 12/25/2036 (P)		64,992	32,564

Global Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
United States (continued)
Small Business Administration
Participation Certificates,
Series 2000-20K, Class 1
7.220%, 11/01/2020	$42,246	$47,281
United States Small Business
Administration, Series 2004-10A,
Class 1
4.120%, 03/10/2014	78,040	79,647

		4,350,295

TOTAL ASSET BACKED SECURITIES (Cost $25,250,938)		$25,261,858

TERM LOANS (M) - 1.7%
United Kingdom - 0.5%
Virgin Media, Inc.,
TBD 02/17/2020 (T)	4,400,000	4,374,858

		4,374,858
United States - 1.2%
Dell, Inc.
- TBD 02/28/2014 (T)	3,261,538	3,261,538
- TBD 02/05/2021 (T)	2,038,462	2,038,462
H.J. Heinz Company,
TBD 02/14/2014 (T)	3,000,000	3,000,000
Springleaf Finance Funding Company
5.500%, 05/10/2017	3,500,000	3,519,688

TOTAL TERM LOANS (Cost $16,128,524)		$16,194,546

PREFERRED SECURITIES - 0.2%
United States - 0.2%
DG Funding Trust, 0.636% (S)	236	$2,060,804
SLM Corp., 3.791%	9,800	239,414

		2,300,218

TOTAL PREFERRED SECURITIES (Cost $2,611,850)		$2,300,218

ESCROW SHARES - 0.3%
United States - 0.3%
Lehman Brothers Holdings, Inc.
5.460%, 12/30/2016 (I)	4,100,000	1,086,500
Lehman Brothers Holdings, Inc.
5.625%, 01/24/2049 (I)	4,500,000	1,203,750
Lehman Brothers Holdings, Inc.
6.875%, 05/02/2018 (I)	2,100,000	572,250

		2,862,500

TOTAL ESCROW SHARES (Cost $2,148,476)		$2,862,500

PURCHASED OPTIONS - 0.1%
Put Options - 0.1%
Over the Counter Put on 30 Year Interest
Rate Swap. Receive a fixed rate of
3.450% and pay a floating rate based on
3-month LIBOR (Expiration Date:
09/21/2015; Counterparty: Bank of
America NA) (I)	7,000,000	623,175

149

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

PURCHASED OPTIONS (continued)
Put Options (continued)
Over the Counter Put on 30 Year Interest
Rate Swap. Receive a fixed rate of
3.450% and pay a floating rate based on
3-month LIBOR (Expiration Date:
09/21/2015; Counterparty:
Citibank NA) (I)		3,600,000	$320,490

			943,665

TOTAL PURCHASED OPTIONS (Cost $862,500)			$943,665

SHORT-TERM INVESTMENTS - 7.1%
U.S. Government - 1.1%
U.S. Treasury Bill
0.100%, 12/12/2013 (D) (F) *		$2,753,000	$2,750,855
0.105%, 01/09/2014 (D) (F) *		2,665,000	2,662,594
0.111%, 09/19/2013 (F) *		212,000	211,897
0.123%, 02/06/2014 (D) (F) *		4,801,000	4,794,986
0.128%, 11/14/2013 (D) *		520,000	519,580

			10,939,912
U.S. Government Agency - 1.4%
Federal Home Loan Mortgage Corp.
Discount Notes
0.166%, 02/11/2014 *		1,000,000	998,716
0.167%, 02/04/2014 *		5,200,000	5,193,606
0.168%, 01/14/2014 *		7,800,000	7,791,434

			13,983,756
Foreign Government - 1.8%
Mexico Cetes
4.030%, 09/05/2013 *	MXN	2,070,000,000	16,461,691
4.110%, 07/11/2013 *		140,000,000	1,120,503

			17,582,194
Commercial Paper - 0.3%
Santander UK PLC 2.200%, 04/02/2013 *		$3,000,000	2,999,817

			2,999,817
Repurchase Agreement - 2.5%
Repurchase Agreement with Citigroup
dated 03/28/2013 at 0.220% to be
repurchased at $23,700,579 on
04/01/2013, collateralized by
$24,185,000 U.S. Treasury Notes,
0.125% due 12/31/2013 (valued at
$24,192,266, including interest)		23,700,000	23,700,000

TOTAL SHORT-TERM INVESTMENTS (Cost $69,064,894)			$69,205,679

Total Investments (Global Bond Trust)
(Cost $967,311,048) - 100.7%			$974,385,525
Other assets and liabilities, net - (0.7%)			(6,902,364)

TOTAL NET ASSETS - 100.0%			$967,483,161

Global Diversification Trust
		Shares or
		Principal
		Amount	Value

INVESTMENT COMPANIES - 100.0%
Affiliated Investment Companies (G) - 26.2%
John Hancock Variable Insurance Trust - 26.2%

Global Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
Fixed Income - 26.2%
Bond Trust, Series NAV (John Hancock) (A)(1)	14,664,475	$205,889,230
American Funds Insurance Series - 73.8%
Equity - 66.1%
American Global Growth Fund - Class 1	12,948,021	323,829,999
American Global Small Capitalization
Fund - Class 1	5,387,861	119,826,022
American New World Fund - Class 1	3,312,854	75,798,111
Fixed Income - 7.7%
American High-Income Bond Fund - Class 1	5,274,759	60,237,743

TOTAL INVESTMENT COMPANIES (Cost $637,974,041)		$785,581,105

Total Investments (Global Diversification Trust)
(Cost $637,974,041) - 100.0%		$785,581,105
Other assets and liabilities, net - 0.0%		(13,411)

TOTAL NET ASSETS - 100.0%		$785,567,694

Growth Equity Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.6%
Consumer Discretionary - 20.1%
Hotels, Restaurants & Leisure - 0.6%
Starwood Hotels & Resorts Worldwide, Inc.	44,330	$2,825,145
Internet & Catalog Retail - 3.8%
Amazon.com, Inc. (I)	48,290	12,868,802
priceline.com, Inc. (I)	7,300	5,021,889

		17,890,691
Media - 8.3%
CBS Corp., Class B	183,020	8,545,204
Comcast Corp., Class A	280,460	11,782,125
Discovery Communications, Inc., Class A (I)	85,930	6,766,128
Liberty Global, Inc., Class A (I)	31,940	2,344,396
The Walt Disney Company	166,830	9,475,944

		38,913,797
Multiline Retail - 0.9%
Nordstrom, Inc.	79,580	4,395,203
Specialty Retail - 2.6%
The Home Depot, Inc.	112,610	7,857,926
Tractor Supply Company	40,100	4,175,613

		12,033,539
Textiles, Apparel & Luxury Goods - 3.9%
Michael Kors Holdings, Ltd. (I)	94,860	5,387,099
NIKE, Inc., Class B	116,120	6,852,241
Ralph Lauren Corp.	37,270	6,310,184

		18,549,524

		94,607,899
Consumer Staples - 9.4%
Beverages - 3.5%
Anheuser-Busch InBev NV, ADR	97,050	9,661,328
Diageo PLC, ADR	56,400	7,097,376

		16,758,704
Food & Staples Retailing - 4.0%
Costco Wholesale Corp.	70,970	7,530,627

150

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Growth Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Staples Retailing (continued)
CVS Caremark Corp.	119,630	$6,578,454
Whole Foods Market, Inc.	53,700	4,658,475

		18,767,556
Household Products - 0.2%
Church & Dwight Company, Inc.	14,530	939,074
Personal Products - 1.7%
The Estee Lauder Companies, Inc., Class A	122,510	7,844,315

		44,309,649
Energy - 3.5%
Energy Equipment & Services - 2.6%
Cameron International Corp. (I)	69,370	4,522,924
Schlumberger, Ltd.	99,510	7,452,304

		11,975,228
Oil, Gas & Consumable Fuels - 0.9%
Anadarko Petroleum Corp.	48,590	4,249,196

		16,224,424
Financials - 4.4%
Capital Markets - 2.9%
T. Rowe Price Group, Inc.	84,820	6,350,473
The Goldman Sachs Group, Inc.	49,320	7,257,438

		13,607,911
Diversified Financial Services - 1.5%
IntercontinentalExchange, Inc. (I)	43,250	7,052,778

		20,660,689
Health Care - 13.7%
Biotechnology - 5.2%
BioMarin Pharmaceutical, Inc. (I)	68,700	4,277,262
Celgene Corp. (I)	61,770	7,159,761
Gilead Sciences, Inc. (I)	262,570	12,847,550

		24,284,573
Health Care Equipment & Supplies - 0.9%
Intuitive Surgical, Inc. (I)	8,540	4,194,763
Health Care Providers & Services - 1.3%
Catamaran Corp. (I)	114,970	6,096,859
Life Sciences Tools & Services - 1.0%
Illumina, Inc. (I) (L)	87,370	4,717,980
Pharmaceuticals - 5.3%
Actavis, Inc. (I)	49,970	4,602,737
Allergan, Inc.	81,020	9,044,263
Novo Nordisk A/S, ADR	53,000	8,559,500
Shire PLC, ADR	33,020	3,016,707

		25,223,207

		64,517,382
Industrials - 11.6%
Aerospace & Defense - 3.6%
Honeywell International, Inc.	102,610	7,731,664
Precision Castparts Corp.	49,400	9,367,228

		17,098,892
Electrical Equipment - 3.3%
AMETEK, Inc.	199,150	8,635,144
Eaton Corp. PLC	111,790	6,847,138

		15,482,282
Machinery - 1.9%
Cummins, Inc.	77,430	8,967,168

Growth Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Professional Services - 1.1%
Verisk Analytics, Inc., Class A (I)	81,890	$5,046,881
Road & Rail - 1.7%
Kansas City Southern	70,910	7,863,919

		54,459,142
Information Technology - 28.8%
Communications Equipment - 2.5%
QUALCOMM, Inc.	175,200	11,729,640
Computers & Peripherals - 5.2%
Apple, Inc.	39,940	17,678,642
EMC Corp. (I)	289,590	6,918,305

		24,596,947
Electronic Equipment, Instruments & Components - 0.7%
Trimble Navigation, Ltd. (I)	110,430	3,308,483
Internet Software & Services - 6.8%
eBay, Inc. (I)	98,740	5,353,683
Facebook, Inc., Class A (I)	212,870	5,445,215
Google, Inc., Class A (I)	26,620	21,137,079

		31,935,977
IT Services - 7.6%
Accenture PLC, Class A	145,100	11,023,247
Mastercard, Inc., Class A	17,710	9,583,412
Teradata Corp. (I)	71,260	4,169,423
Visa, Inc., Class A	64,840	11,012,426

		35,788,508
Software - 6.0%
Citrix Systems, Inc. (I)	65,760	4,745,242
Intuit, Inc.	76,530	5,024,195
Red Hat, Inc. (I)	89,590	4,529,670
Salesforce.com, Inc. (I)	38,400	6,867,072
SAP AG, ADR (L)	83,930	6,759,722

		27,925,901

		135,285,456
Materials - 5.6%
Chemicals - 4.7%
Ecolab, Inc.	62,990	5,050,538
LyondellBasell Industries NV, Class A	75,940	4,806,243
Monsanto Company	80,730	8,527,510
Praxair, Inc.	32,930	3,673,012

		22,057,303
Metals & Mining - 0.9%
Freeport-McMoRan Copper & Gold, Inc.	121,180	4,011,058

		26,068,361
Telecommunication Services - 2.5%
Diversified Telecommunication Services - 1.1%
American Tower Corp.	64,990	4,999,031
Wireless Telecommunication Services - 1.4%
Crown Castle International Corp. (I)	95,090	6,622,068

		11,621,099

TOTAL COMMON STOCKS (Cost $393,689,432)		$467,754,101

SECURITIES LENDING COLLATERAL - 1.4%
John Hancock Collateral
Investment Trust, 0.2481% (W) (Y)	658,435	6,590,078

TOTAL SECURITIES LENDING
COLLATERAL (Cost $6,590,004)		$6,590,078

151

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Growth Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
State Street Institutional US Government
Money Market Fund, 0.0241% (Y)	1,481,335	1,481,335

TOTAL SHORT-TERM INVESTMENTS (Cost $1,481,335)		$1,481,335

Total Investments (Growth Equity Trust)
(Cost $401,760,771) - 101.3%		$475,825,514
Other assets and liabilities, net - (1.3%)		(5,921,709)

TOTAL NET ASSETS - 100.0%		$469,903,805

Health Sciences Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.3%
Consumer Staples - 0.4%
Food & Staples Retailing - 0.4%
CP ALL PCL	283,700	$443,206
Raia Drogasil SA	49,276	525,253

		968,459
Financials - 0.1%
Insurance - 0.1%
eHealth, Inc. (I)	10,300	184,164
Health Care - 92.8%
Biotechnology - 35.4%
3SBio Inc., ADR (I)	30,800	468,160
Abcam PLC	42,962	292,516
Acadia Pharmaceuticals, Inc. (I)	12,600	100,044
Achillion Pharmaceuticals, Inc. (I)	32,200	281,428
Acorda Therapeutics, Inc. (I)	16,261	520,840
Aegerion Pharmaceuticals, Inc. (I)	46,100	1,859,674
Alexion Pharmaceuticals, Inc. (D)(I)	112,840	10,397,078
Alkermes PLC (I)	114,000	2,702,940
Allos Therapeutics, Inc. (I)	28,700	0
Alnylam Pharmaceuticals, Inc. (I)	22,500	548,325
AMAG Pharmaceuticals, Inc. (I)	32,700	779,895
Amarin Corp. PLC, ADR (I)	75,700	560,937
Amgen, Inc. (D)	26,700	2,737,017
Anacor Pharmaceuticals, Inc. (I)	38,900	251,294
AP Pharma, Inc. (I)	450,600	166,722
Ariad Pharmaceuticals, Inc. (D)(I)	19,400	350,946
Basilea Pharmaceutica (I)	1,123	68,079
Biocon, Ltd.	13,200	66,302
Biogen Idec, Inc. (I)	8,619	1,662,691
BioMarin Pharmaceutical, Inc. (I)	48,500	3,019,610
Celgene Corp. (D)(I)	30,766	3,566,087
ChemoCentryx, Inc. (I)	3,700	51,134
China Biologic Products, Inc. (I)	5,100	141,423
Clovis Oncology, Inc. (I)	4,900	140,483
Cubist Pharmaceuticals, Inc. (I)	35,300	1,652,746
Cytokinetics, Inc. (I)	83,900	95,646
Dendreon Corp. (I)	29,600	140,008
Dyadic International, Inc. (I)	18,500	32,005
Elan Corp. PLC, ADR (I)	146,500	1,728,700
Exact Sciences Corp. (I)	9,100	89,180
Exelixis, Inc. (I)	114,500	528,990
Gilead Sciences, Inc. (D)(I)	222,792	10,901,213
Grifols SA, ADR (I)	8,085	234,546
Grifols SA, B Shares (I)	4,400	126,282

Health Sciences Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
GTx, Inc. (I)	6,600	$27,390
Halozyme Therapeutics, Inc. (I)	5,600	32,312
Idenix Pharmaceuticals, Inc. (I)	142,604	507,670
Immunogen, Inc. (I)	9,300	149,358
Incyte Corp. (I)	182,100	4,262,961
Infinity Pharmaceuticals, Inc. (I)	24,075	1,166,915
Intercept Pharmaceuticals, Inc. (I)	3,700	138,380
InterMune, Inc. (I)	73,900	668,795
Ironwood Pharmaceuticals, Inc. (I)	11,200	204,848
Isis Pharmaceuticals, Inc. (I)	20,300	343,882
Lexicon Pharmaceuticals, Inc. (I)	42,400	92,432
Medivation, Inc. (I)	38,600	1,805,322
Neurocrine Biosciences, Inc. (I)	75,700	918,998
Onyx Pharmaceuticals, Inc. (I)	37,638	3,344,513
Orexigen Therapeutics, Inc. (I)	21,500	134,375
Pharmacyclics, Inc. (I)	73,200	5,886,012
Prothena Corp. PLC (I)	3,948	26,412
Puma Biotechnology, Inc. (I)	24,087	804,265
Regeneron Pharmaceuticals, Inc. (D)(I)	20,000	3,528,000
Rigel Pharmaceuticals, Inc. (I)	43,500	295,365
Sarepta Therapeutics, Inc. (I)	12,900	476,655
Seattle Genetics, Inc. (I)	16,200	575,262
Sinovac Biotech, Ltd. (I)	10,000	37,200
Sophiris Bio, Inc. (I)	207,000	52,980
Swedish Orphan Biovitrum AB (I)	60,245	388,114
Synageva BioPharma Corp. (I)	1,900	104,348
Synta Pharmaceuticals Corp. (I)	9,300	79,980
TESARO, Inc. (I)	30,085	660,667
Theravance, Inc. (I)	27,400	647,188
Threshold Pharmaceuticals, Inc. (I)	21,600	99,576
United Therapeutics Corp. (I)	4,800	292,176
Vertex Pharmaceuticals, Inc. (I)	20,804	1,143,804
Vical, Inc. (I)	67,900	270,242

		75,429,338
Health Care Equipment & Supplies - 13.0%
Abbott Laboratories	20,700	731,124
ArthroCare Corp. (I)	16,200	563,112
Baxter International, Inc.	41,300	3,000,032
Conceptus, Inc. (I)	54,000	1,304,100
Covidien PLC (D)	46,625	3,163,040
Cynosure, Inc., Class A (I)	10,200	266,934
DENTSPLY International, Inc.	50,750	2,152,815
Edwards Lifesciences Corp. (D)(I)	19,100	1,569,256
Endologix, Inc. (I)	9,000	145,350
EnteroMedics, Inc. (I)	50,650	50,650
GenMark Diagnostics, Inc. (I)	49,800	643,416
HeartWare International, Inc. (I)	16,800	1,485,624
Hill-Rom Holdings, Inc.	10,900	383,898
IDEXX Laboratories, Inc. (I)	20,100	1,857,039
Insulet Corp. (I)	20,400	527,544
Intuitive Surgical, Inc. (D)(I)	3,200	1,571,808
Meridian Bioscience, Inc.	10,300	235,046
Nobel Biocare Holding AG	6,740	67,676
Shandong Weigao Group Medical Polymer
Company, Ltd., H Shares	304,000	275,807
Sonova Holding AG	1,262	151,562
Stryker Corp. (D)	43,000	2,805,320
The Cooper Companies, Inc. (D)	15,635	1,686,704
Tornier BV (I)	15,300	288,405
Urologix, Inc. (I)	71,100	39,105
Volcano Corp. (I)	31,000	690,060
Wright Medical Group, Inc. (I)	6,361	151,455

152

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Zimmer Holdings, Inc. (D)	24,600	$1,850,412

		27,657,294
Health Care Providers & Services - 20.9%
Acadia Healthcare Company, Inc. (I)	31,000	911,090
Aetna, Inc.	48,900	2,499,768
Air Methods Corp.	20,864	1,006,479
AmerisourceBergen Corp.	33,700	1,733,865
Amil Participacoes SA	8,500	132,963
Bumrungrad Hospital PCL	163,400	479,850
Cardinal Health, Inc.	5,100	212,262
Catamaran Corp. (D)(I)	170,438	9,038,327
Centene Corp. (I)	32,000	1,409,280
Cigna Corp.	10,300	642,411
Community Health Systems, Inc.	7,300	345,947
DaVita HealthCare Partners, Inc. (D)(I)	10,195	1,209,025
Diagnosticos da America SA	24,100	138,225
Express Scripts Holding Company (I)	35,045	2,020,344
Fleury SA	17,700	166,073
Fresenius Medical Care AG &
Company KGaA	8,910	601,529
Fresenius SE & Company KGaA	4,820	594,950
HCA Holdings, Inc.	22,300	906,049
Health Management
Associates, Inc., Class A (I)	5,600	72,072
Henry Schein, Inc. (I)	27,200	2,517,360
Humana, Inc.	6,300	435,393
Laboratory Corp. of America Holdings (I)	20,500	1,849,100
LCA-Vision, Inc. (I)	44,904	150,877
McKesson Corp. (D)	29,800	3,217,208
MEDNAX, Inc. (I)	15,500	1,389,265
MWI Veterinary Supply, Inc. (I)	6,200	820,012
Odontoprev SA	47,400	216,036
Quest Diagnostics, Inc.	11,100	626,595
Select Medical Holdings Corp.	26,000	234,000
Shanghai Pharmaceuticals Holding
Company, Ltd., H Shares	187,100	410,738
Sinopharm Group Company, Ltd., H Shares	50,400	162,817
Triple-S Management Corp., Class B (I)	6,600	114,972
UnitedHealth Group, Inc.	72,300	4,136,283
Universal Health Services, Inc., Class B	42,150	2,692,121
WellCare Health Plans, Inc. (I)	24,600	1,425,816

		44,519,102
Health Care Technology - 1.8%
athenahealth, Inc. (I)	16,600	1,610,864
Cerner Corp. (I)	8,000	758,000
HMS Holdings Corp. (I)	54,600	1,482,390

		3,851,254
Life Sciences Tools & Services - 3.1%
Agilent Technologies, Inc.	31,100	1,305,267
Bruker Corp. (I)	34,400	657,040
Covance, Inc. (I)	21,300	1,583,016
Illumina, Inc. (I)	5,150	278,100
Mettler-Toledo International, Inc. (I)	2,800	597,016
Thermo Fisher Scientific, Inc.	27,900	2,134,071

		6,554,510
Pharmaceuticals - 18.6%
AbbVie, Inc.	53,300	2,173,574
Actavis, Inc. (I)	2,600	239,486
Allergan, Inc. (D)	5,200	580,476
Auxilium Pharmaceuticals, Inc. (I)	21,500	371,520
AVANIR Pharmaceuticals, Inc., Class A (I)	284,000	778,160

Health Sciences Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Bayer AG	9,566	$986,999
Bayer AG, ADR	400	41,420
Bristol-Myers Squibb Company	17,100	704,349
Cadence Pharmaceuticals, Inc. (I)	106,200	710,478
CFR Pharmaceuticals SA	764,200	196,925
China Medical System Holdings, Ltd.	1,156,200	1,178,868
Depomed, Inc. (I)	19,200	112,704
Eli Lilly & Company (D)	12,000	681,480
Endocyte, Inc. (I)	9,200	114,540
Forest Laboratories, Inc. (I)	40,200	1,529,208
GlaxoSmithKline Pharmaceuticals, Ltd.	1,606	65,786
GlaxoSmithKline PLC	30,742	719,567
Hikma Pharmaceuticals PLC	6,668	104,815
Hospira, Inc. (I)	15,500	508,865
Impax Laboratories, Inc. (I)	22,100	341,224
Ipca Laboratories, Ltd.	30,693	307,546
Jazz Pharmaceuticals PLC (I)	20,700	1,157,337
Lijun International
Pharmaceutical Holding, Ltd.	168,000	51,297
Merck & Company, Inc.	56,509	2,499,393
Natco Pharma, Ltd.	6,048	48,468
Nektar Therapeutics (I)	13,700	150,700
Novo Nordisk A/S, Class B	3,490	569,709
Optimer Pharmaceuticals, Inc. (I)	56,805	675,980
Pacira Pharmaceuticals, Inc. (I)	55,100	1,590,186
Pfizer, Inc.	48,801	1,408,397
Ranbaxy Laboratories, Ltd. (I)	18,713	152,684
Roche Holdings AG	7,746	1,808,483
Salix Pharmaceuticals, Ltd. (I)	8,500	435,030
Sawai Pharmaceutical Company, Ltd.	6,700	796,229
Shire PLC	13,471	410,255
Shire PLC, ADR	6,500	593,840
Simcere Pharmaceutical Group, ADR (I)	19,800	182,358
Stada Arzneimittel AG	8,910	364,747
Stemline Therapeutics, Inc. (I)	9,700	110,677
Sun Pharmaceutical Industries, Ltd.	20,398	307,904
Supernus Pharmaceuticals, Inc. (I)	75,700	425,434
Teva Pharmaceutical Industries, Ltd., ADR (D)	22,365	887,443
The Medicines Company (I)	88,155	2,946,140
Towa Pharmaceutical Company, Ltd.	9,500	502,725
UCB SA	18,934	1,209,626
Valeant
Pharmaceuticals International, Inc. (D)(I)	84,380	6,330,188
Vectura Group PLC (I)	59,375	81,943
ViroPharma, Inc. (I)	27,500	691,900
Warner Chilcott PLC, Class A	13,000	176,150
XenoPort, Inc. (I)	73,200	523,380
Zoetis, Inc. (I)	4,900	163,660

		39,700,253

		197,711,751
Industrials - 0.7%
Commercial Services & Supplies - 0.2%
Stericycle, Inc. (I)	4,200	445,956
Professional Services - 0.5%
The Advisory Board Company (I)	18,300	961,116

		1,407,072
Information Technology - 0.8%
IT Services - 0.3%
MAXIMUS, Inc.	9,300	743,721

153

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software - 0.5%
Nuance Communications, Inc. (I)	47,600	$960,568

		1,704,289
Materials - 0.5%
Chemicals - 0.5%
Monsanto Company (D)	9,500	1,003,485

TOTAL COMMON STOCKS (Cost $136,901,018)		$202,979,220

PREFERRED SECURITIES - 0.1%
Health Care - 0.0%
Ultragenyx Pharmaceutical, Inc. (I)(R)	44,236	122,507
Information Technology - 0.1%
Castlight Health, Inc. (I)(R)	27,963	168,800

TOTAL PREFERRED SECURITIES (Cost $291,307)		$291,307

CONVERTIBLE BONDS - 0.1%
Health Care - 0.1%
HeartWare International, Inc.
3.500%, 12/15/2017	$51,000	$60,371
Insulet Corp. 3.750%, 06/15/2016	52,000	61,425
Omthera Pharmaceuticals, Inc.
8.000%, 02/15/2014	83,324	82,491

TOTAL CONVERTIBLE BONDS (Cost $184,354)		$204,287

RIGHTS - 0.0%
Health Care - 0.0%
Wright Medical Group, Inc. (Expiration
Date: 01/02/2024) (I)	7,500	18,750

TOTAL RIGHTS (Cost $18,750)		$18,750

WARRANTS - 0.0%
Alexza Pharmaceuticals, Inc. (Expiration Date
10/05/2016; Strike price $2.77) (I)	1,413	109
Cadence Pharmaceuticals, Inc. (Expiration
Date 02/18/2014; Strike price $7.84) (I)	10,500	7,306
EnteroMedics, Inc. (Expiration Date:
06/13/2016; Strike Price $2.19) (I)	30,600	3,308
EnteroMedics, Inc. (Expiration Date
09/28/2016; Strike price $1.90) (I)	4,120	603
Omthera Pharmaceuticals, Inc. (Expiration
Date 02/15/2023; Strike price $0.01) (I)	20,831	833
Cytokinetics, Inc. (Expiration Date:
06/20/2017; Strike Price: $0.88) (I)	77,760	20,543

TOTAL WARRANTS (Cost $3,920)		$32,702

SHORT-TERM INVESTMENTS - 5.2%
Money Market Funds - 5.2%
State Street Institutional U.S. Government
Money Market Fund, 0.0241% (Y)	$437,332	$437,332
T. Rowe Price Reserve Investment
Fund, 0.0959% (Y)	10,568,579	10,568,579

TOTAL SHORT-TERM INVESTMENTS (Cost $11,005,911)		$11,005,911

Total Investments (Health Sciences Trust)
(Cost $148,405,260) - 100.7%		$214,532,177
Other assets and liabilities, net - (0.7%)		(1,496,508)

TOTAL NET ASSETS - 100.0%		$213,035,669

Heritage Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.4%
Consumer Discretionary - 21.3%
Auto Components - 1.0%
BorgWarner, Inc. (I)(L)	18,431	$1,425,454
Automobiles - 1.6%
Harley-Davidson, Inc.	42,902	2,286,677
Diversified Consumer Services - 0.2%
Sotheby’s	7,624	285,214
Hotels, Restaurants & Leisure - 2.2%
Bally Technologies, Inc. (I)(L)	17,207	894,248
Norwegian Cruise Line Holdings, Ltd. (I)(L)	18,159	538,414
Panera Bread Company, Class A (I)	6,156	1,017,217
Wyndham Worldwide Corp.	11,358	732,364

		3,182,243
Household Durables - 0.8%
Toll Brothers, Inc. (I)	32,114	1,099,583
Internet & Catalog Retail - 2.2%
Blue Nile, Inc. (I)(L)	7,440	256,308
Expedia, Inc. (L)	22,983	1,379,210
priceline.com, Inc. (I)	2,292	1,576,736

		3,212,254
Media - 4.5%
AMC Networks, Inc., Class A (I)	13,023	822,793
Discovery Communications, Inc., Class A (I)	24,817	1,954,091
Liberty Global, Inc., Class A (I)(L)	26,058	1,912,657
Scripps Networks Interactive, Inc., Class A	11,463	737,529
Sirius XM Radio, Inc. (L)	362,092	1,115,243

		6,542,313
Specialty Retail - 6.1%
DSW, Inc., Class A	12,600	803,880
GNC Holdings, Inc., Class A	24,229	951,715
Lumber Liquidators Holdings, Inc. (I)	12,571	882,736
O’Reilly Automotive, Inc. (I)	6,920	709,646
PetSmart, Inc.	26,660	1,655,586
Ross Stores, Inc.	15,083	914,331
Tractor Supply Company	13,266	1,381,389
Ulta Salon Cosmetics & Fragrance, Inc. (I)	7,778	631,340
Urban Outfitters, Inc. (I)	24,879	963,812

		8,894,435
Textiles, Apparel & Luxury Goods - 2.7%
Michael Kors Holdings, Ltd. (I)	31,197	1,771,678
PVH Corp.	10,848	1,158,675
Under Armour, Inc., Class A (I)	19,731	1,010,227

		3,940,580

		30,868,753
Consumer Staples - 7.4%
Beverages - 0.6%
Brown-Forman Corp., Class B	11,504	821,386
Food & Staples Retailing - 3.9%
Costco Wholesale Corp.	21,915	2,325,401
Pricesmart, Inc. (L)	10,717	834,104
Whole Foods Market, Inc.	27,941	2,423,882

		5,583,387
Food Products - 1.7%
McCormick & Company, Inc., Non-
Voting Shares (L)	9,865	725,571
Mead Johnson Nutrition Company	13,929	1,078,801

154

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Heritage Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products (continued)
The Hain Celestial Group, Inc. (I)(L)	11,311	$690,876

		2,495,248
Household Products - 1.2%
Church & Dwight Company, Inc.	28,063	1,813,712

		10,713,733
Energy - 5.3%
Energy Equipment & Services - 2.2%
Atwood Oceanics, Inc. (I)	18,280	960,431
Cameron International Corp. (I)	18,340	1,195,768
McDermott International, Inc. (I)	45,495	499,990
Patterson-UTI Energy, Inc. (L)	26,161	623,678

		3,279,867
Oil, Gas & Consumable Fuels - 3.1%
Cabot Oil & Gas Corp.	29,204	1,974,482
Concho Resources, Inc. (I)	14,396	1,402,602
Linn Energy LLC	28,007	1,061,465

		4,438,549

		7,718,416
Financials - 6.9%
Capital Markets - 2.3%
KKR & Company LP	45,366	876,471
Lazard, Ltd., Class A	33,150	1,131,410
Raymond James Financial, Inc.	27,695	1,276,740

		3,284,621
Commercial Banks - 1.4%
East West Bancorp, Inc.	34,448	884,280
SVB Financial Group (I)	15,921	1,129,436

		2,013,716
Consumer Finance - 1.5%
Discover Financial Services	48,118	2,157,611
Insurance - 0.5%
Cincinnati Financial Corp.	15,332	723,517
Real Estate Management & Development - 1.2%
CBRE Group, Inc., Class A (I)	41,947	1,059,162
Realogy Holdings Corp. (I)	15,139	739,389

		1,798,551

		9,978,016
Health Care - 13.8%
Biotechnology - 4.1%
Alexion Pharmaceuticals, Inc. (I)	19,147	1,764,205
Grifols SA (I)	36,196	1,345,945
Medivation, Inc. (I)	13,208	617,738
Onyx Pharmaceuticals, Inc. (I)	9,043	803,561
Regeneron Pharmaceuticals, Inc. (I)	7,860	1,386,504

		5,917,953
Health Care Equipment & Supplies - 2.4%
IDEXX Laboratories, Inc. (I)	11,429	1,055,925
Sirona Dental Systems, Inc. (I)	10,851	800,044
Teleflex, Inc.	3,770	318,603
The Cooper Companies, Inc.	11,471	1,237,491

		3,412,063
Health Care Providers & Services - 3.7%
Catamaran Corp. (I)	80,840	4,286,945
Express Scripts Holding Company (I)	19,698	1,135,590

		5,422,535

Heritage Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Technology - 1.0%
athenahealth, Inc. (I)(L)	1,498	$145,366
Cerner Corp. (I)(L)	13,102	1,241,415

		1,386,781
Life Sciences Tools & Services - 0.5%
Covance, Inc. (I)	10,516	781,549
Pharmaceuticals - 2.1%
Actavis, Inc. (I)	16,224	1,494,393
Perrigo Company (L)	12,313	1,461,922
Zoetis, Inc. (I)	4,340	144,956

		3,101,271

		20,022,152
Industrials - 17.6%
Aerospace & Defense - 1.8%
TransDigm Group, Inc.	11,875	1,815,925
Triumph Group, Inc.	9,230	724,555

		2,540,480
Building Products - 1.6%
Fortune Brands Home & Security, Inc. (I)	37,262	1,394,717
Lennox International, Inc.	14,503	920,795

		2,315,512
Commercial Services & Supplies - 1.5%
Cintas Corp.	18,140	800,518
Stericycle, Inc. (I)	13,553	1,439,058

		2,239,576
Construction & Engineering - 2.7%
Chicago Bridge & Iron Company NV	12,914	801,959
MasTec, Inc. (I)(L)	47,657	1,389,202
Quanta Services, Inc. (I)	57,875	1,654,068

		3,845,229
Electrical Equipment - 0.9%
Eaton Corp. PLC	22,259	1,363,364
Machinery - 3.4%
Chart Industries, Inc. (I)(L)	8,930	714,489
Flowserve Corp.	9,649	1,618,234
Trinity Industries, Inc. (L)	29,272	1,326,900
Valmont Industries, Inc.	8,175	1,285,682

		4,945,305
Road & Rail - 4.5%
Canadian Pacific Railway, Ltd.	17,975	2,345,198
Genesee & Wyoming, Inc., Class A (I)	7,722	718,995
Kansas City Southern	31,393	3,481,484

		6,545,677
Trading Companies & Distributors - 1.2%
United Rentals, Inc. (I)(L)	30,468	1,674,826

		25,469,969
Information Technology - 17.6%
Communications Equipment - 0.9%
Palo Alto Networks, Inc. (I)	14,108	798,513
Research In Motion, Ltd. (I)(L)	35,714	516,067

		1,314,580
Computers & Peripherals - 1.5%
NetApp, Inc. (I)	61,496	2,100,703
Electronic Equipment, Instruments & Components - 2.0%
FLIR Systems, Inc.	36,988	962,058

155

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Heritage Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Trimble Navigation, Ltd. (I)	65,280	$1,955,789

		2,917,847
Internet Software & Services - 3.2%
Equinix, Inc. (I)(L)	6,433	1,391,522
LinkedIn Corp., Class A (I)	12,939	2,278,040
Rackspace Hosting, Inc. (I)(L)	13,928	703,085
Xoom Corp. (I)(L)	9,848	224,928

		4,597,575
IT Services - 3.4%
Alliance Data Systems Corp. (I)	19,357	3,133,705
Cognizant Technology
Solutions Corp., Class A (I)	9,805	751,161
Teradata Corp. (I)	18,253	1,067,983

		4,952,849
Semiconductors & Semiconductor Equipment - 3.0%
ARM Holdings PLC	50,592	711,671
Cree, Inc. (I)	10,478	573,251
NXP Semiconductor NV (I)	34,919	1,056,649
Xilinx, Inc.	52,658	2,009,956

		4,351,527
Software - 3.6%
CommVault Systems, Inc. (I)	18,172	1,489,741
NetSuite, Inc. (I)(L)	25,686	2,056,421
Salesforce.com, Inc. (I)	4,098	732,845
Splunk, Inc. (I)	23,930	957,918

		5,236,925

		25,472,006
Materials - 6.8%
Chemicals - 5.2%
Airgas, Inc. (L)	14,877	1,475,203
American Vanguard Corp. (L)	17,510	534,755
Cytec Industries, Inc.	14,452	1,070,604
Eastman Chemical Company	10,229	714,700
FMC Corp.	31,659	1,805,513
The Sherwin-Williams Company	9,953	1,680,962
Westlake Chemical Corp.	2,306	215,611

		7,497,348
Construction Materials - 0.9%
Martin Marietta Materials, Inc.	8,599	877,270
Texas Industries, Inc. (I)(L)	5,907	372,791

		1,250,061
Metals & Mining - 0.4%
First Quantum Minerals, Ltd.	31,185	593,094
Paper & Forest Products - 0.3%
Boise Cascade Company (I)	13,782	467,761

		9,808,264
Telecommunication Services - 2.7%
Diversified Telecommunication Services - 0.8%
tw telecom, Inc. (I)	44,195	1,113,272
Wireless Telecommunication Services - 1.9%
SBA Communications Corp., Class A (I)(L)	38,290	2,757,646

		3,870,918

TOTAL COMMON STOCKS (Cost $112,219,502)		$143,922,227

Heritage Trust (continued)
		Shares or
		Principal
		Amount	Value

SECURITIES LENDING COLLATERAL - 13.5%
John Hancock Collateral
Investment Trust, 0.2481% (W)(Y)		1,948,849	19,505,442

TOTAL SECURITIES LENDING
COLLATERAL (Cost $19,505,236)			$19,505,442

SHORT-TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%
State Street Institutional U.S. Government
Money Market Fund, 0.0241% (Y)		834,828	834,828

TOTAL SHORT-TERM INVESTMENTS (Cost $834,828)			$834,828

Total Investments (Heritage Trust)
(Cost $132,559,566) - 113.5%			$164,262,497
Other assets and liabilities, net - (13.5%)			(19,568,013)

TOTAL NET ASSETS - 100.0%			$144,694,484

High Yield Trust
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 1.9%
Argentina - 0.0%
Republic of Argentina
7.000%, 10/03/2015		$130,000	$109,850
Brazil - 0.6%
Federative Republic of Brazil
10.000%, 01/01/2014 to 01/01/2021	BRL	3,037,000	1,567,882

			1,567,882
Indonesia - 0.3%
Republic of Indonesia
10.250%, 07/15/2022	IDR	4,912,000,000	672,301
Mexico - 0.4%
Government of Mexico, Bond
6.500%, 06/09/2022	MXN	11,189,000	1,008,419
Venezuela - 0.6%
Republic of Venezuela
Zero Coupon 04/15/2020 (Z)		$346,000	105,530
5.750%, 02/26/2016		1,621,000	1,527,793

			1,633,323

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $5,012,315)			$4,991,775

CORPORATE BONDS - 85.6%
Consumer Discretionary - 16.6%
Affinity Gaming LLC
9.000%, 05/15/2018 (S)		610,000	651,175
American Axle & Manufacturing, Inc.
6.625%, 10/15/2022 (L)		880,000	910,800
American Greetings Corp.
7.375%, 12/01/2021		40,000	40,400
Bankrate, Inc.
11.750%, 07/15/2015		1,093,000	1,180,440
Bossier Casino Venture Holdco, Inc., PIK
14.000%, 02/09/2018 (S)		662,976	637,881
Boyd Gaming Corp.
9.000%, 07/01/2020 (S)		860,000	894,400
9.125%, 12/01/2018		140,000	148,488

156

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Caesars Entertainment
Operating Company, Inc.
8.500%, 02/15/2020	$320,000	$316,000
10.000%, 12/15/2015	130,000	120,575
10.750%, 02/01/2016	560,000	509,600
11.250%, 06/01/2017	680,000	723,350
Caesars Operating Escrow LLC
9.000%, 02/15/2020 (S)	240,000	241,500
Carmike Cinemas, Inc.
7.375%, 05/15/2019	250,000	274,375
Carrols Restaurant Group, Inc.
11.250%, 05/15/2018	680,000	765,850
CCM Merger, Inc.
9.125%, 05/01/2019 (S)	870,000	891,750
CCO Holdings LLC
6.500%, 04/30/2021	350,000	370,125
8.125%, 04/30/2020	340,000	379,950
Cengage Learning Acquisitions, Inc.
11.500%, 04/15/2020 (S)	590,000	442,500
Chrysler Group LLC
8.250%, 06/15/2021	720,000	803,700
Clear Channel Worldwide Holdings, Inc.
6.500%, 11/15/2022 (S)	750,000	788,375
7.625%, 03/15/2020	560,000	582,601
Continental Rubber of America Corp.
4.500%, 09/15/2019 (S)	1,300,000	1,329,250
CSC Holdings LLC
6.750%, 11/15/2021	1,260,000	1,412,775
CVR Refining LLC
6.500%, 11/01/2022 (S)	520,000	531,700
DISH DBS Corp.
6.750%, 06/01/2021	10,000	11,113
Downstream Development Authority of
the Quapaw Tribe of Oklahoma
10.500%, 07/01/2019 (S)	640,000	710,400
Dufry Finance SCA
5.500%, 10/15/2020 (S)	1,230,000	1,276,167
Edcon Pty, Ltd.
9.500%, 03/01/2018 (S)	1,110,000	1,104,450
Empire Today LLC
11.375%, 02/01/2017 (S)	370,000	385,263
Fontainebleau Las Vegas Holdings LLC
10.250%, 06/15/2015 (H)(S)	3,620,000	2,263
Good Sam Enterprises LLC
11.500%, 12/01/2016	820,000	874,325
Gymboree Corp.
9.125%, 12/01/2018 (L)	1,250,000	1,176,563
HOA Restaurant Group LLC
11.250%, 04/01/2017 (S)	720,000	676,800
Landry’s Holdings II, Inc.
10.250%, 01/01/2018 (S)	660,000	691,350
Landry’s, Inc.
9.375%, 05/01/2020 (S)	350,000	377,125
Laureate Education, Inc.
9.250%, 09/01/2019 (S)	520,000	577,850
LBI Media, Inc.
10.000%, 04/15/2019 (S)	280,000	259,000
Lynx II Corp.
6.375%, 04/15/2023 (S)	1,460,000	1,529,350
Mastro’s Restaurants LLC, PIK
12.000%, 06/01/2017 (S)	609,349	667,237
MCE Finance, Ltd.
5.000%, 02/15/2021 (S)	600,000	606,000

High Yield Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
McGraw-Hill Global Education
Holdings LLC
9.750%, 04/01/2021 (S)		$640,000	$633,600
MDC Holdings, Inc.
6.000%, 01/15/2043		560,000	556,107
MDC Partners, Inc.
6.750%, 04/01/2020 (S)		340,000	343,400
Mohegan Tribal Gaming Authority
10.500%, 12/15/2016 (S)		1,530,000	1,507,050
Monitronics International, Inc.
9.125%, 04/01/2020		1,350,000	1,427,625
Nara Cable Funding, Ltd.
8.875%, 12/01/2018 (S)		1,150,000	1,204,625
NCL Corp., Ltd.
5.000%, 02/15/2018 (S)		510,000	519,563
9.500%, 11/15/2018		1,300,000	1,469,000
New Academy Finance Company LLC,
PIK
8.000%, 06/15/2018 (S)		140,000	144,900
Nielsen Finance LLC
4.500%, 10/01/2020 (S)		250,000	249,688
Ono Finance II PLC
10.875%, 07/15/2019 (S)		840,000	869,400
PH Holding LLC
9.750%, 12/31/2017		510,000	541,729
Reynolds Group Issuer, Inc.
8.000%, 12/15/2016 (S)	EUR	840,000	1,076,755
Rivers Pittsburgh Borrower LP
9.500%, 06/15/2019 (S)		$180,000	196,650
Service Corp. International
7.500%, 04/01/2027		480,000	532,800
Seven Seas Cruises S. DE R.L. LLC
9.125%, 05/15/2019		990,000	1,071,675
Sinclair Television Group, Inc.
5.375%, 04/01/2021 (S)		470,000	466,475
Snoqualmie Entertainment Authority
4.223%, 02/01/2014 (P)(S)		240,000	238,800
Sotheby’s
5.250%, 10/01/2022 (S)		770,000	777,700
Spectrum Brands Escrow Corp.
6.625%, 11/15/2022 (S)		120,000	130,200
Speedway Motorsports, Inc.
6.750%, 02/01/2019 (S)		120,000	128,100
Spencer Spirit Holdings, Inc.
11.000%, 05/01/2017 (S)		600,000	655,500
Stewart Enterprises, Inc.
6.500%, 04/15/2019		220,000	234,850
The Bon-Ton Department Stores, Inc.
10.250%, 03/15/2014		67,000	67,335
10.625%, 07/15/2017		470,000	470,588
The ServiceMaster Company
8.000%, 02/15/2020		680,000	729,300
Unitymedia Hessen GmbH & Company
KG
5.500%, 01/15/2023 (S)		200,000	205,500
Univision Communications, Inc.
6.750%, 09/15/2022 (S)		30,000	32,400
6.875%, 05/15/2019 (S)		1,360,000	1,455,200
William Lyon Homes, Inc.
8.500%, 11/15/2020 (S)		760,000	828,400

			44,637,731

157

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples - 5.0%
Alliance One International, Inc.
10.000%, 07/15/2016	$1,230,000	$1,299,188
Chiquita Brands International, Inc.
7.875%, 02/01/2021 (S)	1,080,000	1,132,650
Harbinger Group, Inc.
7.875%, 07/15/2019 (S)	170,000	179,350
Harmony Foods Corp.
10.000%, 05/01/2016 (S)	297,000	320,018
Hawk Acquisition Sub, Inc.
4.250%, 10/15/2020 (S)	760,000	760,000
Hypermarcas SA
6.500%, 04/20/2021 (S)	1,350,000	1,459,688
Lantheus Medical Imaging, Inc.
9.750%, 05/15/2017	590,000	585,575
NES Rentals Holdings, Inc.
12.250%, 04/15/2015 (S)	780,000	824,850
Pactiv LLC
7.950%, 12/15/2025	30,000	28,500
Post Holdings, Inc.
7.375%, 02/15/2022	90,000	98,438
Reynolds Group Issuer, Inc.
9.000%, 04/15/2019	260,000	274,950
9.875%, 08/15/2019	1,710,000	1,874,588
Simmons Foods, Inc.
10.500%, 11/01/2017 (S)	1,260,000	1,252,125
The Sun Products Corp.
7.750%, 03/15/2021 (S)	700,000	705,250
Viskase Companies, Inc.
9.875%, 01/15/2018 (S)	2,190,000	2,321,400
Wells Enterprises, Inc.
6.750%, 02/01/2020 (S)	330,000	348,150

		13,464,720
Energy - 18.6%
Access Midstream Partners LP
4.875%, 05/15/2023	590,000	582,625
6.125%, 07/15/2022	800,000	858,000
Adaro Indonesia PT
7.625%, 10/22/2019 (S)	730,000	790,225
Arch Coal, Inc.
7.000%, 06/15/2019 (L)	470,000	424,175
8.750%, 08/01/2016	720,000	748,800
9.875%, 06/15/2019 (S)	380,000	389,500
Atlas Pipeline Partners LP
5.875%, 08/01/2023 (S)	570,000	567,150
6.625%, 10/01/2020 (S)	260,000	271,050
Atwood Oceanics, Inc.
6.500%, 02/01/2020	450,000	489,375
Basic Energy Services, Inc.
7.750%, 10/15/2022	40,000	41,200
Berry Petroleum Company
6.375%, 09/15/2022	210,000	223,125
Calumet Specialty Products Partners LP
9.375%, 05/01/2019	700,000	784,000
9.625%, 08/01/2020 (S)	430,000	484,825
Carrizo Oil & Gas, Inc.
7.500%, 09/15/2020	390,000	416,325
Chesapeake Energy Corp.
5.750%, 03/15/2023	990,000	1,003,613
6.125%, 02/15/2021 (L)	650,000	691,438
9.500%, 02/15/2015	20,000	22,600
Chesapeake Oilfield Operating LLC
6.625%, 11/15/2019 (S)	670,000	690,100

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Cie Generale de Geophysique-Veritas
9.500%, 05/15/2016	$560,000	$588,000
Comstock Resources, Inc.
9.500%, 06/15/2020	540,000	591,300
Concho Resources, Inc.
5.500%, 10/01/2022	540,000	561,600
7.000%, 01/15/2021	200,000	220,000
CONSOL Energy, Inc.
8.250%, 04/01/2020	970,000	1,074,275
Continental Resources, Inc.
5.000%, 09/15/2022	650,000	690,625
Corral Petroleum Holdings AB, PIK
15.000%, 12/31/2017 (S)	1,138,025	1,098,908
Crosstex Energy LP
7.125%, 06/01/2022 (S)	330,000	349,800
8.875%, 02/15/2018	750,000	811,875
Energy Future Intermediate
Holding Company LLC
6.875%, 08/15/2017 (S)	1,160,000	1,220,900
11.750%, 03/01/2022 (S)	1,730,000	1,989,500
Energy Transfer Equity LP
7.500%, 10/15/2020	295,000	339,988
EPE Holdings LLC, PIK
8.125%, 12/15/2017 (S)	550,000	577,500
EXCO Resources, Inc.
7.500%, 09/15/2018	540,000	510,975
First Wind Capital LLC
10.250%, 06/01/2018 (S)	950,000	1,009,375
Gulfmark Offshore, Inc.
6.375%, 03/15/2022	720,000	748,800
Halcon Resources Corp.
8.875%, 05/15/2021 (S)	640,000	689,600
9.750%, 07/15/2020 (S)	760,000	839,800
Hercules Offshore, Inc.
7.125%, 04/01/2017 (S)	220,000	237,050
10.500%, 10/15/2017 (S)	2,065,000	2,240,525
Hiland Partners LP
7.250%, 10/01/2020 (S)	280,000	305,900
Key Energy Services, Inc.
6.750%, 03/01/2021	820,000	854,850
Kodiak Oil & Gas Corp.
8.125%, 12/01/2019	710,000	802,300
Magnum Hunter Resources Corp.
9.750%, 05/15/2020 (S)	970,000	1,018,500
Markwest Energy Partners LP
4.500%, 07/15/2023	860,000	841,725
MarkWest Energy Partners LP
6.250%, 06/15/2022	19,000	20,473
6.500%, 08/15/2021	527,000	569,160
6.750%, 11/01/2020	440,000	480,700
MEG Energy Corp.
6.375%, 01/30/2023 (S)	1,020,000	1,060,800
6.500%, 03/15/2021 (S)	360,000	383,400
Milagro Oil & Gas, Inc.
10.500%, 05/15/2016	810,000	631,800
Oil States International, Inc.
5.125%, 01/15/2023 (S)	590,000	590,000
6.500%, 06/01/2019	560,000	599,200
Overseas Shipholding Group, Inc.
8.125%, 03/30/2018 (H)	1,290,000	1,006,200
8.750%, 12/01/2013 (H)	260,000	200,850
Pacific Drilling V, Ltd.
7.250%, 12/01/2017 (S)	590,000	622,450

158

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Pan American Energy LLC
7.875%, 05/07/2021	$299,000	$285,545
Parker Drilling Company
9.125%, 04/01/2018	630,000	686,700
Peabody Energy Corp.
6.500%, 09/15/2020	500,000	532,500
7.875%, 11/01/2026	350,000	374,500
Petroleum Geo-Services ASA
7.375%, 12/15/2018 (S)	360,000	394,200
Pioneer Energy Services Corp.
9.875%, 03/15/2018	110,000	120,450
Plains Exploration & Production Company
6.125%, 06/15/2019	320,000	350,400
6.500%, 11/15/2020	640,000	707,200
6.750%, 02/01/2022	680,000	757,350
8.625%, 10/15/2019	280,000	317,800
QEP Resources, Inc.
5.375%, 10/01/2022	400,000	415,000
Quicksilver Resources, Inc.
8.250%, 08/01/2015	240,000	236,100
11.750%, 01/01/2016	1,820,000	1,856,400
Range Resources Corp.
5.000%, 08/15/2022	380,000	387,600
5.750%, 06/01/2021	140,000	150,150
Regency Energy Partners LP
5.500%, 04/15/2023	220,000	235,400
6.875%, 12/01/2018	90,000	98,100
Samson Investment Company
9.750%, 02/15/2020 (S)	1,700,000	1,806,250
SandRidge Energy, Inc.
7.500%, 03/15/2021 to 02/15/2023	750,000	779,875
SESI LLC
7.125%, 12/15/2021	740,000	827,875
Shelf Drilling Holdings, Ltd.
8.625%, 11/01/2018 (S)	470,000	498,200
Sidewinder Drilling, Inc.
9.750%, 11/15/2019 (S)	290,000	291,450
Targa Resources Partners LP
6.375%, 08/01/2022	700,000	764,750
Tesoro Logistics LP
5.875%, 10/01/2020 (S)	260,000	274,300
Xinergy Corp.
9.250%, 05/15/2019 (S)	1,110,000	788,100

		49,793,025
Financials - 6.2%
Ally Financial, Inc.
5.500%, 02/15/2017	220,000	238,067
Barclays Bank PLC
7.625%, 11/21/2022	320,000	316,400
10.179%, 06/12/2021 (S)	880,000	1,178,646
BBVA US Senior SAU
4.664%, 10/09/2015	370,000	379,425
CIT Group, Inc.
4.250%, 08/15/2017	560,000	585,200
5.500%, 02/15/2019 (S)	40,000	43,900
Corrections Corp. of America
4.125%, 04/01/2020 (S)	230,000	234,313
4.625%, 05/01/2023 (S)	290,000	295,800
Credit Agricole SA (8.375% to
10/13/2019, then 3 month
LIBOR + 6.982%)
10/13/2019 (Q)(S)	460,000	503,125

High Yield Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
DJO Finance LLC
9.750%, 10/15/2017		$210,000	$218,925
Fidelity & Guaranty Life Holdings, Inc.
6.375%, 04/01/2021 (S)		350,000	357,875
GMAC International Finance BV
7.500%, 04/21/2015	EUR	530,000	739,656
International Lease Finance Corp.
3.875%, 04/15/2018		$70,000	69,913
4.625%, 04/15/2021		250,000	249,375
8.250%, 12/15/2020		1,260,000	1,543,500
8.625%, 01/15/2022 (L)		1,000,000	1,272,500
Liberty Mutual Group, Inc.
7.800%, 03/15/2037 (S)		430,000	500,950
M&T Bank Corp.
6.875%, 06/15/2016 (S)		790,000	844,984
Nationstar Mortgage LLC
7.875%, 10/01/2020 (S)		450,000	497,250
Neovia Logistics Intermediate
Holdings LLC, PIK
10.000%, 02/15/2018 (S)		630,000	626,850
Noranda Aluminum Acquisition Corp.
11.000%, 06/01/2019 (S)		460,000	460,000
Rabobank Nederland NV (11.000% to
06/30/2019, then 3 month
LIBOR + 10.868%)
06/30/2019 (Q)(S)		1,070,000	1,431,125
Royal Bank of Scotland NV
7.750%, 05/15/2023		210,000	236,529
SPL Logistics Escrow LLC
8.875%, 08/01/2020 (S)		480,000	510,000
Taylor Morrison Communities, Inc.
7.750%, 04/15/2020 (S)		1,630,000	1,748,175
The Royal Bank of Scotland Group PLC
(7.648% to 09/30/2031, then 3 month
LIBOR + 2.500%)
09/30/2031 (Q)		720,000	748,800
Watco Companies LLC
6.375%, 04/01/2023 (S)		650,000	668,688

			16,499,971
Health Care - 3.9%
Acadia Healthcare Company, Inc.
6.125%, 03/15/2021 (S)		390,000	402,675
12.875%, 11/01/2018		390,000	477,750
Community Health Systems, Inc.
5.125%, 08/15/2018		160,000	167,600
7.125%, 07/15/2020		720,000	781,200
CRC Health Corp.
10.750%, 02/01/2016		1,780,000	1,797,800
DJO Finance LLC
9.875%, 04/15/2018		410,000	449,975
ExamWorks Group, Inc.
9.000%, 07/15/2019		470,000	509,950
Fresenius Medical Care
US Finance II, Inc.
5.875%, 01/31/2022 (S)		30,000	33,488
HCA Holdings, Inc.
6.250%, 02/15/2021		160,000	170,600
HCA, Inc.
5.875%, 03/15/2022		410,000	441,775
8.500%, 04/15/2019		490,000	540,838
Hologic, Inc.
6.250%, 08/01/2020		350,000	372,313

159

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
IASIS Healthcare LLC
8.375%, 05/15/2019		$360,000	$378,972
INC Research LLC
11.500%, 07/15/2019 (S)		260,000	278,850
Jaguar Holdings Company II
9.500%, 12/01/2019 (S)		270,000	309,825
Merge Healthcare, Inc.
11.750%, 05/01/2015		770,000	821,975
Physiotherapy Associates Holdings, Inc.
11.875%, 05/01/2019 (S)		210,000	202,125
Radnet Management, Inc.
10.375%, 04/01/2018		760,000	792,300
Tenet Healthcare Corp.
4.750%, 06/01/2020 (S)		620,000	623,100
Valeant Pharmaceuticals International
6.375%, 10/15/2020 (S)		510,000	537,731
Vanguard Health Holding
Company II LLC
8.000%, 02/01/2018		100,000	106,500
VPI Escrow Corp.
6.375%, 10/15/2020 (S)		250,000	263,438

			10,460,780
Industrials - 12.7%
Aguila 3 SA
7.875%, 01/31/2018 (S)		390,000	418,275
America West Airlines 2001-1 Pass
Through Trust
7.100%, 04/02/2021		383,141	426,245
American Airlines 2011-1 Class B Pass
Through Trust
7.000%, 01/31/2018 (S)		376,715	395,550
American Airlines 2013-1 Class B Pass
Through Trust
5.625%, 01/15/2021 (S)		260,000	263,250
American Reprographics Company
10.500%, 12/15/2016		1,090,000	1,087,275
Ardagh Packaging Finance PLC
7.375%, 10/15/2017 (S)	EUR	290,000	401,476
9.125%, 10/15/2020 (S)		$1,190,000	1,316,825
Ashtead Capital, Inc.
6.500%, 07/15/2022 (S)		670,000	727,788
Ashton Woods USA LLC
6.875%, 02/15/2021 (S)		520,000	527,800
Ausdrill Finance Pty, Ltd.
6.875%, 11/01/2019 (S)		780,000	797,550
BC Mountain LLC
7.000%, 02/01/2021 (S)		180,000	190,800
Belden, Inc.
5.500%, 09/01/2022 (S)		580,000	594,500
Beverage Packaging Holdings
Luxembourg II SA
9.500%, 06/15/2017 (S)	EUR	860,000	1,132,707
Building Materials Corp. of America
7.500%, 03/15/2020 (S)		$270,000	294,975
CMA CGM SA
8.500%, 04/15/2017 (S)		1,480,000	1,369,000
Continental Airlines 2001-1 Class B Pass
Through Trust
7.373%, 12/15/2015		199,443	209,675
Continental Airlines 2007-1 Class B Pass
Through Trust
6.903%, 04/19/2022		122,722	132,000

High Yield Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Continental Airlines 2007-1 Class C Pass
Through Trust
7.339%, 04/19/2014		$730,646	$750,739
Continental Airlines 2012-3 Class C Pass
Through Trust
6.125%, 04/29/2018		350,000	351,750
Cooper-Standard Holding, Inc., PIK
7.375%, 04/01/2018 (S)		350,000	350,000
Delta Air Lines 2007-1 Class A Pass
Through Trust
6.821%, 08/10/2022		701,834	794,827
Delta Air Lines 2009-1 Series B Pass
Through Trust
9.750%, 12/17/2016		513,826	570,347
Delta Air Lines 2012-1 Class B Pass
Through Trust
6.875%, 05/07/2019 (S)		490,000	518,175
Dematic SA
7.750%, 12/15/2020 (S)		1,380,000	1,435,200
Ducommun, Inc.
9.750%, 07/15/2018		540,000	594,000
Florida East Coast Holdings Corp., PIK
10.500%, 08/01/2017		1,523,660	1,588,416
GenCorp, Inc.
7.125%, 03/15/2021 (S)		380,000	400,900
H&E Equipment Services, Inc.
7.000%, 09/01/2022 (S)		900,000	990,000
Hapag-Lloyd AG
9.750%, 10/15/2017 (L)(S)		760,000	799,900
Hertz Holdings Netherlands BV
8.500%, 07/31/2015 (S)	EUR	360,000	486,847
Horizon Lines LLC
11.000%, 10/15/2016		$471,000	472,178
Horizon Lines LLC, PIK
13.000%, 10/15/2016		730,865	677,877
International Wire Group Holdings, Inc.
8.500%, 10/15/2017 (S)		530,000	545,900
Jack Cooper Holdings Corp.
13.750%, 12/15/2015 (S)		140,000	149,800
JM Huber Corp.
9.875%, 11/01/2019 (S)		410,000	464,325
Kloeckner Pentaplast GmbH & Company
11.625%, 07/15/2017 (S)	EUR	220,000	317,314
Kloeckner Pentaplast GmbH & Company
KG
11.625%, 07/15/2017		180,000	259,621
Kratos Defense & Security Solutions, Inc.
10.000%, 06/01/2017		$1,030,000	1,133,000
Navios Maritime Acquisition Corp.
8.625%, 11/01/2017 (L)		1,170,000	1,163,419
Rearden G Holdings EINS GmbH
7.875%, 03/30/2020 (S)		932,000	1,025,200
Rexel SA
5.250%, 06/15/2020 (S)		1,120,000	1,139,123
RSI Home Products, Inc.
6.875%, 03/01/2018 (S)		290,000	294,350
ServiceMaster Company
7.000%, 08/15/2020 (S)		60,000	62,100
Silver II Borrower
7.750%, 12/15/2020 (S)		370,000	394,050
syncreon Global Ireland, Ltd.
9.500%, 05/01/2018 (S)		1,510,000	1,604,375

160

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Titan International, Inc.
7.875%, 10/01/2017 (S)	$190,000	$204,488
TransUnion Holding Company, Inc.
9.625%, 06/15/2018	690,000	750,375
Triumph Group, Inc.
4.875%, 04/01/2021 (S)	380,000	383,800
United Rentals North America, Inc.
7.625%, 04/15/2022	652,000	728,610
8.375%, 09/15/2020	740,000	825,100
Wyle Services Corp.
10.500%, 04/01/2018 (S)	1,585,000	1,660,288

		34,172,085
Information Technology - 1.9%
313 Group, Inc.
6.375%, 12/01/2019 (S)	510,000	506,175
Advanced Micro Devices, Inc.
7.500%, 08/15/2022 (S)	160,000	145,200
CyrusOne LP
6.375%, 11/15/2022 (S)	570,000	597,075
First Data Corp.
6.750%, 11/01/2020 (S)	1,030,000	1,073,775
12.625%, 01/15/2021	120,000	130,050
Global Generations Merger Sub, Inc.
11.000%, 12/15/2020 (S)	340,000	368,900
Interface Security Systems Holdings, Inc.
9.250%, 01/15/2018 (S)	630,000	650,475
NXP BV
5.750%, 02/15/2021 to 03/15/2023 (S)	890,000	912,525
9.750%, 08/01/2018 (S)	224,000	255,360
Zayo Group LLC
8.125%, 01/01/2020	480,000	537,600

		5,177,135
Materials - 9.0%
Appleton Papers, Inc.
11.250%, 12/15/2015	1,375,000	1,529,688
ArcelorMittal
5.000%, 02/25/2017	240,000	251,249
6.000%, 03/01/2021	700,000	736,369
6.750%, 02/25/2022	430,000	470,217
Ardagh Packaging Finance PLC
4.875%, 11/15/2022 (S)	240,000	237,000
7.000%, 11/15/2020 (S)	520,000	534,300
Ashland, Inc. 4.750%, 08/15/2022 (S)	690,000	702,075
Axiall Corp. 4.875%, 05/15/2023 (S)	460,000	468,050
Boise Cascade LLC
6.375%, 11/01/2020 (S)	250,000	265,313
Building Materials Corp. of America
6.750%, 05/01/2021 (S)	150,000	163,875
7.000%, 02/15/2020 (S)	80,000	86,800
Cemex SAB de CV 9.000%, 01/11/2018	200,000	221,500
Clearwater Paper Corp.
4.500%, 02/01/2023 (S)	350,000	343,000
Coeur d’Alene Mines Corp.
7.875%, 02/01/2021 (S)	940,000	992,875
Eagle Spinco, Inc. 4.625%, 02/15/2021 (S)	310,000	315,425
Evraz Group SA
6.750%, 04/27/2018 (S)	1,200,000	1,242,000
9.500%, 04/24/2018	100,000	114,625
Fibria Overseas Finance, Ltd.
6.750%, 03/03/2021 (S)	210,000	231,945
FMG Resources August 2006 Pty, Ltd.
6.000%, 04/01/2017 (S)	390,000	400,725

High Yield Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
FMG Resources
August 2006 Pty, Ltd. (continued)
6.375%, 02/01/2016 (S)		$20,000	$20,625
6.875%, 02/01/2018 (S)		90,000	94,613
8.250%, 11/01/2019 (S)		720,000	776,700
Global Brass and Copper, Inc.
9.500%, 06/01/2019 (S)		570,000	631,275
JW Aluminum Company
11.500%, 11/15/2017 (S)		860,000	872,900
Kerling PLC 10.625%, 02/01/2017 (S)	EUR	553,000	657,613
LyondellBasell Industries NV
6.000%, 11/15/2021		$710,000	841,350
Midwest Vanadium Pty, Ltd.
11.500%, 02/15/2018 (S)		1,730,000	1,089,900
Mirabela Nickel, Ltd.
8.750%, 04/15/2018 (S)		450,000	410,625
Molycorp Inc 10.000%, 06/01/2020		750,000	736,875
Nufarm Australia, Ltd.
6.375%, 10/15/2019 (S)		260,000	266,500
Prince Mineral Holding Corp.
11.500%, 12/15/2019 (S)		450,000	502,875
Rain CII Carbon LLC
8.250%, 01/15/2021 (S)		200,000	216,000
Ryerson, Inc. 9.000%, 10/15/2017 (S)		1,030,000	1,125,275
Sappi Papier Holding GmbH
6.625%, 04/15/2021 (S)		90,000	92,925
8.375%, 06/15/2019 (S)		1,040,000	1,154,400
St. Barbara, Ltd. 8.875%, 04/15/2018 (S)		680,000	692,750
Steel Dynamics, Inc.
6.125%, 08/15/2019 (S)		340,000	367,200
SunCoke Energy Partners LP
7.375%, 02/01/2020 (S)		310,000	326,275
Thompson Creek Metals Company, Inc.
9.750%, 12/01/2017		740,000	802,900
12.500%, 05/01/2019		710,000	694,025
Vedanta Resources PLC
6.750%, 06/07/2016 (S)		710,000	745,500
8.750%, 01/15/2014 (S)		570,000	592,800
Verso Paper Holdings LLC
11.750%, 01/15/2019 (L)		610,000	661,850
11.750%, 01/15/2019		287,000	232,470
Weekley Homes LLC
6.000%, 02/01/2023 (S)		260,000	267,800

			24,181,052
Telecommunication Services - 7.9%
Axtel SAB de CV
7.000%, 01/31/2020 (S)		629,000	553,520
Cogent Communications Group, Inc.
8.375%, 02/15/2018 (S)		850,000	941,375
Intelsat Jackson Holdings SA
7.250%, 04/01/2019 to 10/15/2020		2,270,000	2,491,038
7.500%, 04/01/2021		30,000	33,375
Intelsat Luxembourg SA
6.750%, 06/01/2018 (S)		50,000	51,563
Koninklijke KPN NV
7.000%, 03/28/2073 (P)(S)		200,000	197,500
Level 3 Financing, Inc.
8.625%, 07/15/2020		880,000	981,200
MetroPCS Wireless, Inc.
7.875%, 09/01/2018		620,000	677,350
Sprint Capital Corp.
6.875%, 11/15/2028		540,000	552,150
8.750%, 03/15/2032		1,955,000	2,331,338

161

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Sprint Nextel Corp.
6.000%, 11/15/2022	$540,000	$554,850
7.000%, 08/15/2020	380,000	418,000
9.000%, 11/15/2018 (S)	1,820,000	2,249,975
tw telecom holdings, Inc.
5.375%, 10/01/2022	410,000	427,425
UPC Holding BV
9.875%, 04/15/2018 (S)	210,000	234,413
UPCB Finance III, Ltd.
6.625%, 07/01/2020 (S)	350,000	376,250
UPCB Finance V, Ltd.
7.250%, 11/15/2021 (S)	290,000	320,450
UPCB Finance VI, Ltd.
6.875%, 01/15/2022 (S)	810,000	880,875
Vimpel Communications
8.250%, 05/23/2016	1,247,000	1,395,393
VimpelCom Holdings BV
7.504%, 03/01/2022 (S)	460,000	511,888
Wind Acquisition Holdings Finance SA,
PIK
12.250%, 07/15/2017 (S)	2,879,031	2,994,192
Windstream Corp.
6.375%, 08/01/2023 (S)	590,000	585,575
7.500%, 06/01/2022 to 04/01/2023	1,230,000	1,310,200

		21,069,895
Utilities - 3.8%
Atlantic Power Corp.
9.000%, 11/15/2018	580,000	606,100
Electricite de France SA
5.250%, 01/29/2023 (Q)(S)	170,000	169,000
Foresight Energy LLC
9.625%, 08/15/2017 (S)	1,260,000	1,363,950
GenOn Americas Generation LLC
9.125%, 05/01/2031	710,000	793,425
GenOn REMA LLC
9.237%, 07/02/2017	455,093	501,740
9.681%, 07/02/2026	510,000	557,175
Midwest Generation LLC, Series B
8.560%, 01/02/2016 (H)	712,828	698,571
Mirant Mid Atlantic LLC
9.125%, 06/30/2017	563,108	630,681
10.060%, 12/30/2028	1,627,072	1,854,862
PPL Energy Supply LLC
4.600%, 12/15/2021	883,000	941,612
Red Oak Power LLC
9.200%, 11/30/2029	1,030,000	1,135,575
Suburban Propane Partners LP
7.375%, 03/15/2020	599,000	646,920
The AES Corp.
7.750%, 10/15/2015	190,000	213,513

		10,113,124

TOTAL CORPORATE BONDS (Cost $223,016,939)		$229,569,518

CAPITAL PREFERRED SECURITIES - 1.7%
Financials - 1.7%
ILFC E-Capital Trust I (1.550% + Highest
of 3 month LIBOR, 10 year CMT and
30 year CMT)
4.680%, 12/21/2065 (S)	1,000,000	875,000
ING Capital Funding Trust III
3.884%, 06/13/2013 (P)(Q)	220,000	212,300

High Yield Trust (continued)
		Shares or
		Principal
		Amount	Value

CAPITAL PREFERRED SECURITIES (continued)
Financials (continued)
Santander Finance Preferred SA
Unipersonal (10.500% until 09/29/2014,
then 3 month LIBOR + 7.673%)
09/29/2014 (Q)		$2,490,000	$2,664,126
ZFS Finance USA Trust II (6.450% to
06/15/2016, then 3 month
LIBOR + 2.000%)
6.450%, 12/15/2065 (S)		740,000	797,350

			4,548,776

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $4,571,700)			$4,548,776

CONVERTIBLE BONDS - 0.1%
Consumer Discretionary - 0.0%
Mood Media Corp.
10.000%, 10/31/2015	CAD	28,000	17,920
Financials - 0.1%
Starwood Property Trust, Inc.
4.550%, 03/01/2018		$230,000	252,713
Telecommunication Services - 0.0%
Axtel SAB de CV
7.000%, 01/31/2020 (S)	MXN	717,000	75,465

TOTAL CONVERTIBLE BONDS (Cost $342,260)			$346,098

TERM LOANS (M) - 3.1%
Consumer Discretionary - 0.9%
Equinox Fitness Clubs
9.750%, 05/16/2020		$630,000	642,600
Gymboree Corp.
5.000%, 02/23/2018		310,000	300,778
Stockbridge SBE Holdings LLC
13.000%, 05/02/2017		1,360,000	1,472,200

			2,415,578
Consumer Staples - 0.6%
Advancepierre Foods
9.500%, 10/10/2017		270,000	277,763
H.J. Heinz Company,
TBD 02/14/2014 (T)		1,200,000	1,200,000

			1,477,763
Energy - 0.4%
Chesapeake Energy Corp.
5.750%, 12/02/2017		500,000	514,911
FTS International, Inc.
8.500%, 05/06/2016		620,000	587,709

			1,102,620
Health Care - 0.1%
Immucor, Inc.
5.750%, 08/17/2018		306,137	307,667
Industrials - 0.4%
Intelligrated, Inc.
10.500%, 12/31/2019		1,070,000	1,095,413
Information Technology - 0.2%
CompuCom Systems, Inc.
10.250%, 10/04/2019		630,000	642,600
Materials - 0.2%
Kronos, Inc.
9.750%, 04/30/2020		510,000	531,675

162

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Telecommunication Services - 0.3%
Vodafone Group PLC, PIK
6.875%, 08/11/2015	$703,120	$722,455

TOTAL TERM LOANS (Cost $7,882,222)		$8,295,771

COMMON STOCKS - 4.1%
Consumer Discretionary - 0.1%
Bossier Casino Venture Holdco, Inc. (I)(S)	43,365 $	86,706
PB Investors II LLC	127,402	1
Tropicana Entertainment LLC (I)	7,500	33,750
Vertis Holdings, Inc. (I)	69,391	0

		120,457
Financials - 3.1%
Citigroup, Inc.	32,112	1,420,635
KCAD Holdings I, Ltd.	165,553,563	1,738,312
Realogy Holdings Corp. (I)	107,123	5,191,654

		8,350,601
Industrials - 0.8%
DeepOcean Group Holdings AS (I)(S)	83,286	1,490,819
Horizon Lines, Inc. (I)	373,764	523,270
Nortek, Inc. (I)	2,790	199,094

		2,213,183
Materials - 0.1%
LyondellBasell Industries NV, Class A	6,013	380,563
Telecommunication Services - 0.0%
Maxcom Telecomunicaciones SAB
de CV, ADR (I)	13,302	32,989
Viatel Holdings Bermuda, Ltd. (I)	38	4

		32,993

TOTAL COMMON STOCKS (Cost $12,406,957)		$11,097,797

PREFERRED SECURITIES - 1.7%
Energy - 0.3%
Sanchez Energy Corp., 6.500% (S)	12,900	$667,188
Financials - 1.4%
GMAC Capital Trust I (8.125% to
02/15/2016, then 3 month
LIBOR + 5.785%), 8.125%	133,112	3,620,646
Materials - 0.0%
ArcelorMittal, 6.000%	5,400	113,130

TOTAL PREFERRED SECURITIES (Cost $4,029,310)		$4,400,964

ESCROW CERTIFICATES - 0.0%
Consumer Discretionary - 0.0%
Adelphia Communications Corp.
7.750%, 01/15/2049 (I)	3,000,000	22,500
9.875%, 03/01/2049 (I)	2,050,000	15,375
10.250%, 11/01/2049 (I)	1,025,000	7,688
Mood Media Corp.
Zero Coupon (I)	58,550	0
SuperMedia, Inc.
8.000%, 11/15/2016 (I)	3,162,000	0

		45,563

TOTAL ESCROW CERTIFICATES (Cost $440,831)		$45,563

WARRANTS - 0.4%
Mood Media Corp. (Expiration Date:
05/06/2016; Strike Price $3.50) (I)	66,933	3,505

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

WARRANTS (continued)
SemGroup Corp., Class A (Expiration
Date: 11/30/2014; Strike
Price $25.00) (I)	35,326	$952,742

TOTAL WARRANTS (Cost $0)		$956,247

PURCHASED OPTIONS - 0.0%
Over the Counter USD Purchased Options
on 5 Year Credit Default Swaption
(Expiration Date: 05/15/2013; Strike
Price: $101; Counterparty: JPMorgan
Securities, Inc.) (I)	5,900,000	22,007

TOTAL PURCHASED OPTIONS (Cost $85,550)		$22,007

SECURITIES LENDING COLLATERAL - 1.8%
John Hancock Collateral
Investment Trust, 0.2481% (W)(Y)	491,715	$4,921,425

SHORT-TERM INVESTMENTS - 0.6%
Repurchase Agreement - 0.6%
Repurchase Agreement with State
Street Corp. dated 03/28/2013 at
0.010% to be repurchased at $1,493,002
on 04/01/2013, collateralized by
$1,470,000 U.S. Treasury Note, 1.500%
due 06/30/2016 (valued at $1,526,749,
including interest)	$1,493,000	$1,493,000

TOTAL SHORT-TERM INVESTMENTS (Cost $1,493,000)		$1,493,000

Total Investments (High Yield Trust)
(Cost $264,202,416) - 101.0%		$270,688,941
Other assets and liabilities, net - (1.0%)		(2,607,453)

TOTAL NET ASSETS - 100.0%		$268,081,488

Income Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 51.0%
Consumer Discretionary - 0.7%
Media - 0.4%
Comcast Corp., Class A	40,000	$1,680,400
Dex Media, Inc. (I)(L)	99,669	170,434

		1,850,834
Multiline Retail - 0.3%
Target Corp.	18,110	1,239,630

		3,090,464
Consumer Staples - 1.2%
Beverages - 1.1%
Diageo PLC	75,000	2,361,671
PepsiCo, Inc.	30,000	2,373,300

		4,734,971
Food & Staples Retailing - 0.1%
Safeway, Inc.	25,540	672,979

		5,407,950
Energy - 7.4%
Energy Equipment & Services - 1.4%
Baker Hughes, Inc.	11,800	547,638

163

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Halliburton Company	77,910	$3,148,343
Schlumberger, Ltd.	20,000	1,497,800
Weatherford International, Ltd. (I)	70,000	849,800

		6,043,581
Oil, Gas & Consumable Fuels - 6.0%
Anadarko Petroleum Corp.	18,020	1,575,849
BP PLC, ADR	80,000	3,388,000
Callon Petroleum Company (I)	55,000	203,500
Canadian Oil Sands, Ltd.	190,000	3,916,523
Chesapeake Energy Corp. (L)	40,000	816,400
Chevron Corp.	32,230	3,829,569
Devon Energy Corp.	10,000	564,200
Exxon Mobil Corp.	30,000	2,703,300
Peabody Energy Corp.	47,370	1,001,876
Royal Dutch Shell PLC, ADR	76,920	5,012,107
Spectra Energy Corp.	67,000	2,060,250
Total SA, ADR	25,000	1,199,500

		26,271,074

		32,314,655
Financials - 5.5%
Capital Markets - 0.5%
BlackRock, Inc.	8,000	2,055,040
Commercial Banks - 2.4%
Barclays PLC	150,000	664,797
HSBC Holdings PLC	250,000	2,661,472
M&T Bank Corp. (L)	8,094	834,977
Wells Fargo & Company	174,800	6,465,852

		10,627,098
Diversified Financial Services - 2.2%
Bank of America Corp.	300,000	3,654,000
JPMorgan Chase & Company	120,000	5,695,200

		9,349,200
Insurance - 0.4%
QBE Insurance Group, Ltd.	75,000	1,058,511
MetLife, Inc.	19,056	724,509

		1,783,020

		23,814,358
Health Care - 6.4%
Pharmaceuticals - 6.4%
Johnson & Johnson	80,000	6,522,400
Merck & Company, Inc.	167,130	7,392,160
Pfizer, Inc.	200,000	5,772,000
Roche Holdings AG	23,430	5,470,275
Sanofi, ADR	50,000	2,554,000

		27,710,835

		27,710,835
Industrials - 2.9%
Aerospace & Defense - 0.5%
Lockheed Martin Corp.	10,194	983,925
Raytheon Company	19,110	1,123,477

		2,107,402
Commercial Services & Supplies - 0.8%
Republic Services, Inc. (L)	22,620	746,460
Waste Management, Inc.	65,340	2,561,981

		3,308,441

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment - 0.2%
Rockwell Automation, Inc.	8,920	$770,242
Industrial Conglomerates - 1.3%
General Electric Company	254,770	5,890,282
Machinery - 0.1%
Caterpillar, Inc.	4,500	391,365

		12,467,732
Information Technology - 2.5%
Communications Equipment - 0.2%
Cisco Systems, Inc.	33,200	694,212
Computers & Peripherals - 0.1%
Apple, Inc.	1,400	619,682
Semiconductors & Semiconductor Equipment - 1.6%
Texas Instruments, Inc.	40,350	1,431,618
Intel Corp.	256,460	5,603,651

		7,035,269
Software - 0.6%
Microsoft Corp.	61,640	1,763,520
Oracle Corp.	20,410	660,059

		2,423,579

		10,772,742
Materials - 7.2%
Chemicals - 3.2%
E.I. du Pont de Nemours & Company	69,450	3,414,162
LyondellBasell Industries NV, Class A	75,000	4,746,750
The Dow Chemical Company	183,430	5,840,411

		14,001,323
Metals & Mining - 4.0%
Barrick Gold Corp.	89,750	2,638,650
BHP Billiton PLC	100,920	2,930,088
Freeport-McMoRan Copper & Gold, Inc.	119,830	3,966,373
Goldcorp, Inc.	59,200	1,990,896
Newmont Mining Corp.	93,750	3,927,188
Rio Tinto PLC, ADR (L)	38,820	1,827,646

		17,280,841

		31,282,164
Telecommunication Services - 3.4%
Diversified Telecommunication Services - 2.4%
AT&T, Inc.	140,000	5,136,600
CenturyLink, Inc. (L)	30,000	1,053,900
France Telecom SA	28,700	291,009
Frontier Communications Corp. (L)	75,000	298,500
Telstra Corp., Ltd.	500,000	2,350,576
Vivendi SA	51,666	1,070,060

		10,200,645
Wireless Telecommunication Services - 1.0%
Vodafone Group PLC	1,600,000	4,541,358

		14,742,003
Utilities - 13.8%
Electric Utilities - 8.4%
American Electric Power Company, Inc.	75,040	3,649,195
Duke Energy Corp.	137,082	9,950,782
Entergy Corp.	50,000	3,162,000
Exelon Corp.	115,000	3,965,200
FirstEnergy Corp.	60,000	2,532,000
NextEra Energy, Inc.	53,345	4,143,840

164

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electric Utilities (continued)
Pinnacle West Capital Corp.	27,430	$1,587,923
PPL Corp.	35,500	1,111,505
The Southern Company	72,030	3,379,648
Xcel Energy, Inc.	110,000	3,267,000

		36,749,093
Gas Utilities - 0.5%
AGL Resources, Inc.	50,000	2,097,500
Independent Power Producers & Energy Traders - 0.6%
Dynegy, Inc. (I)(L)	110,168	2,642,930
Multi-Utilities - 4.3%
Dominion Resources, Inc.	60,070	3,494,873
PG&E Corp.	112,400	5,005,172
Public Service Enterprise Group, Inc.	150,000	5,151,000
Sempra Energy	49,950	3,993,003
TECO Energy, Inc. (L)	59,000	1,051,380

		18,695,428

		60,184,951

TOTAL COMMON STOCKS (Cost $207,286,220)		$221,787,854

PREFERRED SECURITIES - 5.6%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
General Motors Company,
Series B, 4.750%	23,600	1,013,384
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Chesapeake Energy Corp., 5.750% (S)	1,900	1,952,288
Sandridge Energy, Inc., 7.000%	26,500	2,365,125

		4,317,413

		4,317,413
Financials - 4.2%
Commercial Banks - 1.3%
Wells Fargo & Company, Series L, 7.500%	4,600	5,928,250
Consumer Finance - 0.3%
Ally Financial, Inc., 7.000% (S)	1,341	1,326,165
Diversified Financial Services - 1.5%
Bank of America Corp., Series L, 7.250%	5,350	6,517,156
Insurance - 0.3%
MetLife, Inc., 5.000%	27,000	1,333,800
Real Estate Investment Trusts - 0.5%
FelCor Lodging Trust, Inc.,
Series A, 1.950%	90,000	2,234,700
Thrifts & Mortgage Finance - 0.3%
Federal Home Loan Mortgage Corp.,
Series Z (higher of 3 month
LIBOR + 4.160% or 7.875%) (I)	94,900	315,068
Federal National Mortgage Association,
Series S (higher of 3 month
LIBOR + 4.230% or 7.750%) (I)	79,300	257,725
Federal National Mortgage Association,
Series R, 7.625% (I)	60,200	175,784
Federal National Mortgage Association,
Series Q, 6.750% (I)	80,000	224,000

Income Trust (continued)
		Shares or
		Principal
		Amount	Value

PREFERRED SECURITIES (continued)
Thrifts & Mortgage Finance (continued)
Federal National Mortgage
Association, 5.375% (I)		20	$215,000

			1,187,577

			18,527,648
Materials - 0.2%
Metals & Mining - 0.2%
AngloGold Ashanti Holdings
Finance PLC, 6.000%		25,000	712,000

TOTAL PREFERRED SECURITIES (Cost $27,164,870)			$24,570,445

CORPORATE BONDS - 32.1%
Consumer Discretionary - 5.4%
Academy, Ltd. 9.250%, 08/01/2019 (S)		$400,000	$451,000
Cablevision Systems Corp.
7.750%, 04/15/2018		2,000,000	2,242,500
8.000%, 04/15/2020		1,400,000	1,575,000
Caesars Entertainment
Operating Company, Inc.
8.500%, 02/15/2020		1,200,000	1,185,000
11.250%, 06/01/2017		450,000	478,688
CCO Holdings LLC 6.500%, 04/30/2021		1,000,000	1,057,500
Chrysler Group LLC 8.000%, 06/15/2019		3,000,000	3,288,750
CityCenter Holdings LLC
7.625%, 01/15/2016		700,000	751,625
Clear Channel Communications, Inc.
9.000%, 12/15/2019 (S)		1,019,000	979,514
CSC Holdings LLC 6.750%, 11/15/2021		2,000,000	2,242,500
KB Home 7.500%, 09/15/2022		700,000	785,750
Landry’s, Inc. 9.375%, 05/01/2020 (S)		2,000,000	2,155,000
Laureate Education, Inc.
9.250%, 09/01/2019 (S)		500,000	555,625
MGM Resorts International
6.750%, 10/01/2020 (S)		400,000	424,000
10.000%, 11/01/2016		1,500,000	1,788,750
The Goodyear Tire & Rubber Company
6.500%, 03/01/2021		1,600,000	1,650,000
Visant Corp. 10.000%, 10/01/2017		1,900,000	1,733,750

			23,344,952
Consumer Staples - 2.6%
Boparan Finance PLC
9.750%, 04/30/2018 (S)	EUR	700,000	999,765
9.875%, 04/30/2018 (S)	GBP	750,000	1,265,512
Ceridian Corp. 11.250%, 11/15/2015		$1,000,000	1,032,500
Dean Foods Company 9.750%, 12/15/2018		900,000	1,041,750
JBS USA LLC
8.250%, 02/01/2020 (S)		700,000	764,750
11.625%, 05/01/2014		1,000,000	1,107,500
Reynolds Group Issuer, Inc.
5.750%, 10/15/2020		900,000	916,875
7.875%, 08/15/2019		300,000	330,750
9.875%, 08/15/2019		1,500,000	1,644,375
SUPERVALU, Inc. 8.000%, 05/01/2016		1,300,000	1,352,000
US Foodservice 8.500%, 06/30/2019 (S)		800,000	849,000

			11,304,777
Energy - 5.6%
Antero Resources Finance Corp.
7.250%, 08/01/2019		300,000	325,125
9.375%, 12/01/2017		750,000	813,750
Arch Coal, Inc. 7.000%, 06/15/2019 (L)		750,000	676,875
Bill Barrett Corp. 7.000%, 10/15/2022		500,000	523,750

165

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Chesapeake Energy Corp.
5.750%, 03/15/2023	$4,200,000	$4,257,750
6.875%, 08/15/2018 to 11/15/2020	1,700,000	1,825,000
7.250%, 12/15/2018	2,000,000	2,270,000
CONSOL Energy, Inc. 8.250%, 04/01/2020	1,400,000	1,550,500
El Paso Corp. 7.750%, 01/15/2032	300,000	336,129
Energy XXI Gulf Coast, Inc.
9.250%, 12/15/2017	1,000,000	1,130,000
EP Energy LLC 9.375%, 05/01/2020	1,000,000	1,155,000
Expro Finance Luxembourg SCA
8.500%, 12/15/2016 (S)	613,000	649,780
Linn Energy LLC 8.625%, 04/15/2020	1,700,000	1,874,250
Offshore Group Investment, Ltd.
7.500%, 11/01/2019 (S)	2,200,000	2,332,000
Peabody Energy Corp. 6.250%, 11/15/2021	500,000	520,000
Sabine Pass LNG LP 7.500%, 11/30/2016	800,000	884,000
Samson Investment Company
9.750%, 02/15/2020 (S)	1,800,000	1,912,500
W&T Offshore, Inc. 8.500%, 06/15/2019	1,200,000	1,305,000

		24,341,409
Financials - 3.4%
Bank of America Corp., (8.125% to
05/15/2018, then 3 month
LIBOR + 3.640%)
05/15/2018 (Q)	1,500,000	1,691,058
E*TRADE Financial Corp.
6.000%, 11/15/2017	500,000	523,125
JPMorgan Chase & Company (7.900% to
04/30/2018, then 3 month
LIBOR + 3.470%)
04/30/2018 (Q)	7,500,000	8,620,245
Nationstar Mortgage LLC
9.625%, 05/01/2019 (S)	2,000,000	2,290,000
Nuveen Investments Inc
9.500%, 10/15/2020 (S)	1,800,000	1,881,000

		15,005,428
Health Care - 2.6%
Grifols, Inc. 8.250%, 02/01/2018	600,000	660,000
HCA, Inc.
6.500%, 02/15/2016 to 02/15/2020	3,500,000	3,875,563
7.500%, 02/15/2022	1,200,000	1,380,000
Tenet Healthcare Corp.
8.000%, 08/01/2020	953,000	1,051,874
9.250%, 02/01/2015	3,500,000	3,946,250
Vanguard Health Holding Company II LLC
7.750%, 02/01/2019	500,000	535,000

		11,448,687
Industrials - 1.9%
Abengoa Finance SAU
8.875%, 11/01/2017 (S)	1,200,000	1,170,000
CEVA Group PLC
8.375%, 12/01/2017 (S)	1,000,000	1,030,000
11.500%, 04/01/2018 (S)	2,200,000	2,013,000
12.750%, 03/31/2020 (S)	1,500,000	1,203,750
Navistar International Corp.
8.250%, 11/01/2021	1,100,000	1,120,625
The Manitowoc Company, Inc.
9.500%, 02/15/2018 (L)	500,000	551,250
United Rentals North America, Inc.
8.375%, 09/15/2020	900,000	1,003,500

		8,092,125

Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Information Technology - 4.9%
CDW LLC
8.500%, 04/01/2019		$2,500,000	$2,790,625
12.535%, 10/12/2017		594,000	637,808
First Data Corp.
8.250%, 01/15/2021 (S)		2,500,000	2,600,000
9.875%, 09/24/2015		199,000	204,970
11.250%, 03/31/2016 (L)		4,400,000	4,422,000
12.625%, 01/15/2021		3,050,000	3,305,438
First Data Corp., PIK
8.750%, 01/15/2022 (S)		1,504,000	1,590,480
Freescale Semiconductor, Inc.
8.050%, 02/01/2020		2,000,000	2,115,000
10.125%, 12/15/2016		979,000	1,008,370
10.750%, 08/01/2020		1,676,000	1,902,260
Infor US, Inc. 9.375%, 04/01/2019		200,000	226,750
SRA International, Inc.
11.000%, 10/01/2019		300,000	315,000

			21,118,701
Materials - 2.7%
Algeco Scotsman Global Finance PLC
8.500%, 10/15/2018 (S)		1,000,000	1,072,500
Cemex SAB de CV
9.000%, 01/11/2018 (S)		3,000,000	3,322,500
FMG Resources August 2006 Pty, Ltd.
6.875%, 02/01/2018 (S)		1,000,000	1,051,250
7.000%, 11/01/2015 (S)		500,000	523,750
Ineos Finance PLC 8.375%, 02/15/2019 (S)		700,000	774,375
INEOS Group Holdings PLC
7.875%, 02/15/2016 (S)	EUR	1,650,000	2,130,917
Inmet Mining Corp.
8.750%, 06/01/2020 (S)		$900,000	994,500
Orion Engineered Carbons Bondco GmbH
10.000%, 06/15/2018 (S)	EUR	1,350,000	1,938,504

			11,808,296
Telecommunication Services - 2.0%
Cricket Communications, Inc.
7.750%, 10/15/2020 (L)		$2,300,000	2,294,250
Frontier Communications Corp.
8.500%, 04/15/2020		500,000	566,250
Sprint Nextel Corp.
9.000%, 11/15/2018 (S)		3,000,000	3,708,750
11.500%, 11/15/2021		1,500,000	2,100,000

			8,669,250
Utilities - 1.0%
Calpine Corp.
7.500%, 02/15/2021 (S)		900,000	987,750
7.875%, 07/31/2020 (S)		720,000	788,400
GenOn Energy, Inc.
7.625%, 06/15/2014		900,000	958,500
7.875%, 06/15/2017		400,000	446,000
Intergen NV 9.000%, 06/30/2017 (S)		1,000,000	982,500

			4,163,150

TOTAL CORPORATE BONDS (Cost $125,218,538)			$139,296,775

CONVERTIBLE BONDS - 1.1%
Consumer Discretionary - 0.4%
Volkswagen International Finance NV
5.500%, 11/09/2015 (S)		1,500,000	1,961,232

166

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CONVERTIBLE BONDS (continued)
Materials - 0.7%
Cemex SAB de CV
3.250%, 03/15/2016	$1,350,000	$1,787,063
3.750%, 03/15/2018	805,000	1,089,769

		2,876,832

TOTAL CONVERTIBLE BONDS (Cost $4,075,619)		$4,838,064

TERM LOANS (M) - 4.3%
Consumer Discretionary - 0.8%
Clear Channel Communications, Inc.
3.854%, 01/29/2016	3,400,769	3,010,745
SuperMedia, Inc., PIK
11.000%, 12/31/2015 (H)	419,840	307,533

		3,318,278
Industrials - 0.4%
Navistar, Inc.
7.000%, 07/16/2014	1,097,250	1,107,243
US Investigations Services, Inc.
3.204%, 02/21/2015	678,902	663,626

		1,770,869
Information Technology - 0.9%
First Data Corp.
4.204%, 03/23/2018	1,584,873	1,579,326
5.204%, 03/24/2017	1,367,115	1,374,592
SRA International, Inc.
6.500%, 07/20/2018	817,143	814,589

		3,768,507
Utilities - 2.2%
Dynegy Midwest Generation LLC
9.250%, 08/04/2016	573,244	597,129
Dynegy Power LLC
9.250%, 08/04/2016	986,487	1,025,946
Texas Competitive Electric Holdings
Company LLC
4.733%, 10/10/2017	11,493,117	8,148,620

		9,771,695

TOTAL TERM LOANS (Cost $20,667,378)		$18,629,349

ASSET BACKED SECURITIES - 0.2%
JPMorgan Chase & Company
7.500%, 11/15/2013	20,000	879,218

TOTAL ASSET BACKED SECURITIES (Cost $804,000)		$879,218

WARRANTS - 0.1%
Dynegy, Inc. (Expiration Date: 10/02/2017;
Strike Price: $40.00) (I)(L)	10,796	$13,927
General Motors Company (Expiration
Date: 07/10/2016; Strike
Price: $10.00) (I)	7,875	145,766
General Motors Company (Expiration
Date: 07/10/2019; Strike
Price: $18.33) (I)	7,875	92,846

TOTAL WARRANTS (Cost $1,072,118)		$252,539

ESCROW CERTIFICATES - 0.0%
Consumer Discretionary - 0.0%
SuperMedia, Inc., 12/01/2020 (I)	651,025	0

TOTAL ESCROW CERTIFICATES (Cost $326)		$0

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

SECURITIES LENDING COLLATERAL - 2.2%
John Hancock Collateral
Investment Trust, 0.2481% (W)(Y)	977,778	$9,786,288

TOTAL SECURITIES LENDING
COLLATERAL (Cost $9,786,162)		$9,786,288

SHORT-TERM INVESTMENTS - 9.0%
U.S. Government & Agency
Obligations - 2.3%
Federal Home Loan Bank Discount Notes,
0.000%, 04/01/2013 *	$10,000,000	$10,000,000
Repurchase Agreement - 6.7%
Repurchase Agreement with State
Street Corp. dated 03/28/2013 at 0.010%
to be repurchased at $29,000,032 on
04/01/2013, collateralized by
$28,275,000 U.S. Treasury Note, 2.125%
due 05/31/2015 (valued at $29,582,719)	29,000,000	29,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $39,000,000)		$39,000,000

Total Investments (Income Trust)
(Cost $435,075,231) - 105.6%		$459,040,532
Other assets and liabilities, net - (5.6%)		(24,486,304)

TOTAL NET ASSETS - 100.0%		$434,554,228

International Core Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.5%
Australia - 6.2%
Arrium, Ltd. (I)	3,442,928	$1,199,328
BHP Billiton, Ltd.	66,351	2,270,531
Billabong International, Ltd.	246,078	186,920
BlueScope Steel, Ltd. (I)	442,180	2,317,439
Caltex Australia, Ltd.	8,399	187,610
Commonwealth Bank of Australia	30,277	2,152,061
CSL, Ltd.	78,679	4,872,298
David Jones, Ltd. (L)	37,934	118,468
Fortescue Metals Group, Ltd.	70,724	292,900
Goodman Fielder, Ltd. (I)	1,237,863	917,846
Goodman Group	269,273	1,342,988
GPT Group	254,172	984,385
Insurance Australia Group, Ltd.	50,217	299,357
Investa Office Fund	329,842	1,051,651
JB Hi-Fi, Ltd. (L)	72,794	1,122,593
Macquarie Group, Ltd.	42,205	1,639,361
Mirvac Group	727,414	1,231,639
Myer Holdings, Ltd. (L)	167,708	516,202
Pacific Brands, Ltd.	424,353	381,488
Qantas Airways, Ltd. (I)	337,724	628,534
QBE Insurance Group, Ltd.	438,219	6,184,797
Stockland	721,309	2,749,262
Tabcorp Holdings, Ltd.	289,310	974,625
Tatts Group, Ltd.	132,280	437,420
Telstra Corp., Ltd.	1,238,159	5,820,774
Westpac Banking Corp.	188,545	6,064,617

		45,945,094
Austria - 0.7%
AMS AG	2,184	246,560
Andritz AG (L)	12,916	867,235

167

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Austria (continued)
Erste Group Bank AG (I)	4,792	$133,776
OMV AG	53,689	2,285,037
Raiffeisen Bank International AG	11,719	398,891
Voestalpine AG	35,050	1,077,648

		5,009,147
Belgium - 1.7%
Ageas	65,297	2,210,443
Anheuser-Busch InBev NV	76,416	7,573,765
Belgacom SA	47,822	1,189,979
Delhaize Group SA	22,301	1,219,046
KBC Groep NV	14,158	488,447

		12,681,680
Canada - 3.3%
Agrium, Inc.	7,300	711,855
Alimentation Couche Tard, Inc.	9,900	536,589
Bank of Montreal	8,300	522,422
Bombardier, Inc.	140,300	556,587
Canadian National Railway Company	24,000	2,412,167
Canadian Natural Resources, Ltd.	78,300	2,510,441
Canadian Oil Sands, Ltd.	21,400	441,124
Canadian Pacific Railway, Ltd.	7,200	939,399
Canadian Tire Corp., Ltd.	5,100	368,047
Dollarama, Inc.	7,700	494,434
EnCana Corp.	88,000	1,711,749
First Quantum Minerals, Ltd. (L)	79,200	1,506,270
Husky Energy, Inc.	41,700	1,197,000
Magna International, Inc.	10,700	628,928
Methanex Corp. (L)	11,400	464,484
Metro, Inc. (L)	20,600	1,290,732
Research In Motion, Ltd. (I)(L)	208,100	3,091,233
Royal Bank of Canada (L)	30,700	1,849,523
Sherritt International Corp.	53,400	264,937
Sun Life Financial, Inc. (L)	101,000	2,756,037
Teck Resources, Ltd.	11,400	320,953

		24,574,911
China - 0.1%
AAC Technologies Holdings, Inc.	31,500	151,807
China Minzhong Food Corp., Ltd. (I)(L)	278,000	270,746
Yangzijiang Shipbuilding Holdings, Ltd.	538,000	421,704

		844,257
Denmark - 0.9%
Coloplast A/S	9,224	496,082
GN Store Nord A/S	14,038	250,298
Novo Nordisk A/S, Class B	36,081	5,889,879

		6,636,259
Finland - 0.6%
Kone OYJ	3,295	259,767
Neste Oil OYJ	43,477	613,752
Nokia OYJ (L)	1,108,932	3,622,390
Tieto OYJ (L)	4,745	100,502

		4,596,411
France - 10.7%
Air France KLM (I)(L)	208,875	1,974,235
AXA SA	78,850	1,359,256
BNP Paribas SA	82,835	4,267,458
Bouygues SA	27,326	741,707
Carrefour SA	9,293	255,274
Cie Generale d’Optique
Essilor International SA	13,468	1,499,036

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
Cie Generale des Etablissements Michelin	14,345	$1,202,009
France Telecom SA	212,549	2,155,182
GDF Suez	65,350	1,259,563
Lafarge SA	11,492	764,339
Lagardere SCA	38,016	1,400,769
Peugeot SA (I)(L)	289,363	2,100,527
Rallye SA	7,602	279,200
Remy Cointreau SA	1,866	215,766
Renault SA	83,724	5,257,406
Sanofi	204,987	20,903,667
Societe Generale SA (I)	81,929	2,702,769
Total SA	560,207	26,775,951
Vivendi SA	169,952	3,519,894

		78,634,008
Germany - 6.7%
Allianz SE	23,779	3,231,016
Aurubis AG	24,166	1,536,083
Bayer AG	94,981	9,799,927
Beiersdorf AG	6,600	609,702
Continental AG	11,141	1,332,952
Deutsche Bank AG	23,541	918,599
Deutsche Lufthansa AG	93,740	1,831,333
Deutsche Post AG	58,798	1,356,886
Duerr AG	12,468	1,361,540
E.ON AG	717,338	12,530,040
KUKA AG (I)	676	29,496
Leoni AG	28,539	1,106,163
Muenchener Rueckversicherungs AG	19,410	3,631,550
RWE AG	115,174	4,294,900
Salzgitter AG	20,201	811,023
SAP AG	36,536	2,927,979
Sky Deutschland AG (I)	15,336	84,620
Suedzucker AG	41,290	1,744,443

		49,138,252
Greece - 0.3%
OPAP SA	164,603	1,299,689
Public Power Corp. SA (I)	99,177	706,807

		2,006,496
Hong Kong - 1.1%
Cheung Kong Holdings, Ltd.	73,000	1,079,315
Esprit Holdings, Ltd.	758,415	913,003
Galaxy Entertainment Group, Ltd. (I)	330,000	1,382,797
Hong Kong & China Gas Company, Ltd.	492	1,434
Melco International Development, Ltd.	51	89
Noble Group, Ltd.	785,000	771,311
Pacific Basin Shipping, Ltd.	757,000	450,918
Sun Hung Kai Properties, Ltd.	63,000	848,747
Swire Pacific, Ltd.	96,000	1,225,606
The Link REIT	76,000	415,262
Wharf Holdings, Ltd.	41,000	366,703
Yue Yuen Industrial Holdings, Ltd.	184,782	603,877

		8,059,062
Ireland - 0.6%
C&C Group PLC	92,317	600,547
DCC PLC	22,458	790,345
Kerry Group PLC	29,470	1,756,967
Paddy Power PLC	14,885	1,345,284

		4,493,143
Israel - 0.1%
Africa Israel Investments, Ltd. (I)	52,914	133,979

168

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Israel (continued)
Mellanox Technologies, Ltd. (I)	13,025	$719,590
Partner Communications Company, Ltd.	22,156	136,852
Teva Pharmaceutical Industries, Ltd.	1,236	49,127

		1,039,548
Italy - 4.6%
A2A SpA	501,596	298,429
Ansaldo STS SpA	5,844	58,656
Azimut Holding SpA	36,902	599,104
Enel SpA	3,078,505	10,097,551
Eni SpA	463,639	10,410,952
Exor SpA	9,388	263,105
Fiat Industrial SpA	112,455	1,265,620
Fiat SpA (I)	351,585	1,879,108
Finmeccanica SpA (I)	456,180	2,204,211
Intesa Sanpaolo SpA	807,363	1,189,788
Lottomatica SpA	5,928	139,568
Mediaset SpA	213,549	436,994
Mediolanum SpA	170,122	940,498
Recordati SpA	39,684	359,732
Telecom Italia RSP	2,376,831	1,468,149
Telecom Italia SpA	3,634,043	2,580,820

		34,192,285
Japan - 24.6%
3-d Matrix Ltd. (I)	2,000	152,454
ABC-MART, Inc.	5,200	198,250
Accordia Golf Company, Ltd.	781	759,997
Advance Residence Investment Corp.	255	684,806
Advantest Corp.	44,200	624,915
Aeon Company, Ltd.	248,800	3,220,990
Anritsu Corp.	92,000	1,440,211
Arnest One Corp.	2,100	41,650
Astellas Pharma, Inc.	99,426	5,363,089
Avex Group Holdings, Inc.	3,200	86,516
Credit Saison Company, Ltd.	46,600	1,166,771
Daikyo, Inc.	415,000	1,459,337
Daito Trust Construction Company, Ltd.	52,200	4,476,354
Daiwa House Industry Company, Ltd.	18,000	352,436
Daiwabo Holdings Company, Ltd.	69,000	127,262
Dena Company, Ltd. (L)	76,000	2,070,488
DIC Corp.	236,000	506,509
Eisai Company, Ltd.	31,620	1,416,185
Fast Retailing Company, Ltd.	4,400	1,407,225
Fuji Electric Company, Ltd.	200,000	587,575
Fuji Heavy Industries, Ltd.	161,884	2,571,740
Fuji Oil Company, Ltd.	12,200	188,371
GMO Internet, Inc.	4,600	43,723
Gunze, Ltd.	92,000	238,795
Hanwa Company, Ltd.	88,000	314,143
Haseko Corp. (I)	1,391,500	1,297,449
Hikari Tsushin, Inc.	17,100	853,006
Hino Motors, Ltd.	8,000	86,880
Inpex Corp.	229	1,230,833
ITOCHU Corp.	413,800	5,075,903
J Trust Company, Ltd.	14,800	469,403
Japan Tobacco, Inc.	95,700	3,062,950
JFE Holdings, Inc.	109,000	2,107,114
Jin Company, Ltd.	1,000	55,386
Juki Corp. (I)(L)	106,000	174,589
JX Holdings, Inc.	1,011,600	5,686,209
K’s Holding Corp.	56,200	1,800,361
Kajima Corp.	647,000	1,758,849
Kakaku.com, Inc.	36,400	917,206

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Kao Corp.	46,050	$1,492,007
Kawasaki Kisen Kaisha, Ltd. (I)(L)	1,036,000	2,217,015
KDDI Corp.	196,590	8,224,931
Kinugawa Rubber
Industrial Company, Ltd. (L)	70,000	356,797
Kobe Steel, Ltd. (I)	411,000	483,557
Kohnan Shoji Company, Ltd.	29,700	382,292
Kurimoto, Ltd.	64,000	210,165
Lawson, Inc.	21,100	1,620,989
Leopalace21 Corp. (I)	234,300	1,011,240
Look, Inc.	63,000	261,320
Marubeni Corp.	400,176	3,059,895
Mazda Motor Corp. (I)	863,512	2,549,086
Medipal Holdings Corp.	59,900	843,577
MEIJI Holdings Company, Ltd.	8,100	371,243
Misawa Homes Company, Ltd.	3,500	54,871
Mitsubishi Chemical Holdings Corp.	391,500	1,863,541
Mitsubishi Corp.	293,205	5,508,422
Mitsubishi Estate Company, Ltd.	59,000	1,671,852
Mitsui & Company, Ltd.	210,800	2,964,831
Mitsui Engineering &
Shipbuilding Company, Ltd.	369,000	670,877
Mitsui Fudosan Company, Ltd.	44,000	1,255,167
Mitsui Mining & Smelting Company, Ltd.	342,000	793,159
Mitsui O.S.K. Lines, Ltd. (I)	536,000	1,776,564
Mizuho Financial Group, Inc.	2,475,800	5,316,263
Namco Bandai Holdings, Inc.	61,200	1,084,510
Nanocarrier Co Ltd. (I)(L)	113	441,221
NEC Corp.	143,000	382,174
Nintendo Company, Ltd.	14,200	1,536,661
Nippon Light Metal Holdings Company, Ltd.	529,000	604,936
Nippon Paper Group, Inc. (L)	78,500	1,197,493
Nippon Steel Corp.	510,000	1,297,935
Nippon Telegraph & Telephone Corp.	171,300	7,472,706
Nippon Yusen KK	630,000	1,622,304
Nipro Corp.	89,800	806,153
Nitori Holdings Company, Ltd.	20,250	1,564,990
Nitto Denko Corp.	16,700	1,003,540
Nomura Holdings, Inc.	169,200	1,049,444
North Pacific Bank Ltd.	82,500	278,810
NTT DOCOMO, Inc.	1,679	2,495,326
Obayashi Corp.	291,000	1,393,415
OKI Electric Industry Company, Ltd. (I)	314,428	363,036
Ono Pharmaceutical Company, Ltd.	17,100	1,058,544
Orient Corp. (I)	184,500	593,859
Penta-Ocean Construction Company, Ltd.	297,000	764,517
Pigeon Corp.	500	35,124
Point, Inc.	24,660	1,219,800
Resona Holdings, Inc.	1,112,800	5,878,096
Ricoh Company, Ltd.	135,000	1,470,694
Round One Corp.	108,300	800,591
Ryohin Keikaku Company, Ltd.	20,000	1,575,227
Sankyo Company, Ltd.	32,900	1,540,835
Seven Bank, Ltd.	75,200	242,008
Shinko Electric Industries Company, Ltd.	13,100	109,409
Ship Healthcare Holdings, Inc.	3,300	116,837
SHO-BOND Holdings Company, Ltd.	4,200	153,247
Softbank Corp.	91,800	4,230,150
Sojitz Corp.	820,100	1,286,715
Sumitomo Corp.	372,200	4,694,228
Sumitomo Light Metal Industries, Ltd.	400,000	409,626
Sumitomo Mitsui Company, Ltd. (I)	258,700	213,507
Sumitomo Mitsui Financial Group, Inc.	61,600	2,527,791

169

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Sumitomo Mitsui Trust Holdings, Inc.	226,000	$1,074,985
Sumitomo Realty &
Development Company, Ltd.	19,000	739,844
Taisei Corp.	608,000	1,691,939
Takeda Pharmaceutical Company, Ltd.	139,111	7,614,864
The Daiei, Inc. (I)	8,750	31,977
Tokyo Electric Power Company, Inc. (I)	205,900	512,054
Tokyu Land Corp.	47,000	443,131
TonenGeneral Sekiyu KK	68,867	683,052
Tosoh Corp.	186,000	533,273
Toyobo Company, Ltd.	103,000	176,114
Toyota Motor Corp.	77,200	3,978,617
Toyota Tsusho Corp.	131,600	3,373,827
Unitika, Ltd. (I)	519,000	288,202
UNY Company, Ltd.	152,300	1,187,170
USS Company, Ltd.	10,080	1,158,322
Wacom Company, Ltd.	275	1,065,108
Yahoo Japan Corp.	472	217,490
Yamada Denki Company, Ltd. (L)	83,080	3,811,063

		181,132,082
Jersey, Channel Islands - 0.1%
Randgold Resources, Ltd.	8,351	719,127
Macau - 0.1%
Sands China, Ltd.	59,600	309,180
Netherlands - 3.5%
Aegon NV	345,900	2,082,578
ASML Holding NV	25,569	1,721,539
CSM NV	34,335	727,239
Delta Lloyd NV	26,818	462,796
Gemalto NV	13,869	1,210,344
Heineken NV	3,017	227,741
ING Groep NV (I)	112,967	811,866
Koninklijke BAM Groep NV	195,375	792,389
Koninklijke Philips Electronics NV	35,153	1,044,696
Koninklijke Vopak NV	5,619	338,926
PostNL NV (I)	64,179	128,805
Royal Dutch Shell PLC, B Shares	181,530	6,040,647
Royal Dutch Shell PLC, Class A (London
Stock Exchange)	298,144	9,682,541
SNS REAAL NV (I)	69,081	0
Wereldhave NV	11,188	775,109

		26,047,216
New Zealand - 0.6%
Chorus, Ltd.	250,753	590,078
Fletcher Building, Ltd.	182,632	1,311,940
Telecom Corp. of New Zealand, Ltd.	1,424,941	2,794,130

		4,696,148
Norway - 0.4%
Aker Solutions ASA	41,268	771,355
Petroleum Geo-Services ASA	27,391	424,312
STX OSV Holdings, Ltd.	196,000	192,805
TGS-NOPEC Geophysical Company ASA	41,707	1,578,883

		2,967,355
Portugal - 0.3%
EDP - Energias de Portugal SA	710,281	2,192,327
Portugal Telecom SGPS SA	34,253	170,279

		2,362,606
Singapore - 1.2%
Asiasons Capital, Ltd. (I)	150,000	113,727

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Singapore (continued)
Ezion Holdings, Ltd.	311,000	$545,631
Ezra Holdings, Ltd. (I)	587,000	547,456
Golden Agri-Resources, Ltd.	6,272,000	2,939,373
Liongold Corp., Ltd. (I)	477,000	444,809
Singapore Telecommunications, Ltd.	1,476,210	4,280,244
Yoma Strategic Holdings Ltd.	105,000	64,518

		8,935,758
Spain - 7.3%
Abengoa SA, B Shares	35,802	89,029
ACS Actividades de Construccion
y Servicios SA	10,339	241,577
Amadeus IT Holding SA, A Shares	24,178	654,520
Banco Bilbao Vizcaya Argentaria SA	718,584	6,266,047
Banco Santander SA	2,079,345	14,066,669
Distribuidora Internacional
de Alimentacion SA	170,588	1,180,948
Enagas SA	4,192	97,949
Ferrovial SA	40,908	651,768
Fomento de Construcciones
y Contratas SA (L)	22,920	218,858
Gas Natural SDG SA	209,275	3,709,025
Grifols SA (I)	61,788	2,297,581
Iberdrola SA	865,529	4,036,316
Inditex SA	34,590	4,609,616
Repsol SA	160,847	3,272,790
Telefonica SA	893,395	12,075,955

		53,468,648
Sweden - 0.9%
Boliden AB	65,563	1,057,607
Investor AB, B Shares	63,449	1,835,302
NCC AB, B Shares	30,358	760,498
Skandinaviska Enskilda Banken AB, Series A	59,911	602,640
Svenska Handelsbanken AB, Class A	19,802	847,542
Swedbank AB, Class A	74,241	1,691,524

		6,795,113
Switzerland - 1.3%
Cie Financiere Richemont SA	5,487	431,337
Credit Suisse Group AG	24,425	644,611
Novartis AG	71,524	5,093,327
Roche Holdings AG	6,160	1,438,194
Swiss Life Holding (I)	1,741	258,345
Swiss Re, Ltd.	15,837	1,288,878

		9,154,692
United Kingdom - 17.6%
Aberdeen Asset Management PLC	208,912	1,368,935
Admiral Group PLC	14,197	288,053
ARM Holdings PLC	45,893	645,571
Ashtead Group PLC	29,095	260,344
AstraZeneca PLC	387,062	19,461,820
Aviva PLC	212,802	958,815
Babcock International Group PLC	32,537	539,227
BAE Systems PLC	1,043,174	6,261,547
Barclays PLC	2,463,082	10,916,333
BBA Aviation PLC	12,288	48,240
BP PLC, ADR	2,591,743	18,201,051
Bunzl PLC	48,482	956,125
Croda International PLC	6,998	291,872
Darty PLC	208,997	137,353
Diageo PLC	300,378	9,458,588
Dixons Retail PLC (I)	2,165,141	1,114,306
Drax Group PLC	152,164	1,417,106

170

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
easyJet PLC	46,013	$755,982
FirstGroup PLC	279,220	856,303
Halfords Group PLC	10,643	52,206
Hargreaves Lansdown PLC	11,795	155,673
Home Retail Group PLC (L)	753,349	1,780,522
HSBC Holdings PLC	205,701	2,189,870
Intercontinental Hotels Group PLC	27,983	855,552
Intertek Group PLC	9,466	489,044
ITV PLC	582,767	1,146,731
Lancashire Holdings, Ltd.	36,321	446,717
Lloyds Banking Group PLC (I)	6,631,954	4,934,245
Micro Focus International PLC	5,069	52,798
Mondi PLC	4,446	60,630
Next PLC	69,914	4,646,418
Persimmon PLC	16,798	273,435
Playtech, Ltd.	73,371	705,616
Premier Foods PLC (I)	113,626	138,800
Prudential PLC	207,248	3,372,426
Reed Elsevier PLC	36,011	428,711
Rio Tinto PLC	252,826	11,908,288
Rolls-Royce Holdings PLC (I)	184,730	3,174,330
Royal Bank of Scotland Group PLC (I)	239,986	1,009,734
SABMiller PLC	40,927	2,155,446
Spectris PLC	31,844	1,193,237
SSE PLC	42,863	968,510
Standard Life PLC	61,063	340,597
Telecity Group PLC	20,784	286,026
Thomas Cook Group PLC (I)(L)	866,180	1,481,399
Trinity Mirror PLC (I)	12,106	17,341
Tullett Prebon PLC	29,571	116,551
Vodafone Group PLC	2,441,199	6,928,974
WH Smith PLC	38,693	439,614
Whitbread PLC	10,971	429,625
William Hill PLC	310,154	1,749,707
WPP PLC	116,078	1,856,631

		129,722,975

TOTAL COMMON STOCKS (Cost $676,016,229)		$704,161,453

PREFERRED SECURITIES - 0.9%
Germany - 0.9%
Henkel AG & Company KgaA	28,630	2,756,570
Porsche Automobil Holding SE	49,989	3,656,285

		6,412,855

TOTAL PREFERRED SECURITIES (Cost $4,910,310)		$6,412,855

SHORT-TERM INVESTMENTS - 2.4%
United States - 2.4%
State Street Institutional Treasury Money
Market Fund, 0.0000%	$17,760,086	$17,760,086

TOTAL SHORT-TERM INVESTMENTS (Cost $17,760,086)		$17,760,086

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

SECURITIES LENDING COLLATERAL - 4.1%
United States - 4.1%
John Hancock Collateral
Investment Trust, 0.2481% (W)(Y)	3,059,171	30,618,328

TOTAL SECURITIES LENDING
COLLATERAL (Cost $30,618,144)		$30,618,328

Total Investments (International Core Trust)
(Cost $729,304,769) - 102.9%		$758,952,722
Other assets and liabilities, net - (2.9%)		(21,529,129)

TOTAL NET ASSETS - 100.0%		$737,423,593

International Equity Index Trust B
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.3%
Australia - 6.3%
AGL Energy, Ltd.	21,218	$351,050
ALS, Ltd. (L)	13,553	148,348
Alumina, Ltd. (I)	97,775	114,248
Amcor, Ltd.	50,570	491,047
AMP, Ltd.	113,132	615,541
APA Group, Ltd.	22,076	137,273
Asciano, Ltd.	34,768	203,300
ASX, Ltd.	6,089	230,336
Aurizon Holdings, Ltd.	67,567	284,647
Australia & New Zealand Banking Group, Ltd.	102,615	3,059,853
Bendigo and Adelaide Bank, Ltd.	15,910	170,784
BHP Billiton, Ltd.	121,345	4,152,425
BlueScope Steel, Ltd. (I)	5,754	30,156
Boral, Ltd.	29,853	153,102
Brambles, Ltd.	58,198	515,003
Caltex Australia, Ltd.	5,216	116,511
CFS Retail Property Trust Group	66,708	140,129
Coca-Cola Amatil, Ltd.	22,621	343,972
Cochlear, Ltd.	2,020	143,403
Commonwealth Bank of Australia	62,184	4,419,980
Computershare, Ltd.	16,288	173,437
Crown, Ltd.	14,609	187,639
CSL, Ltd.	20,060	1,242,241
Dart Energy, Ltd. (I)	8,396	924
Dexus Property Group	183,993	200,332
DuluxGroup, Ltd.	220	1,021
Echo Entertainment Group, Ltd.	32,309	117,349
Federation Centres	48,148	118,417
Fortescue Metals Group, Ltd. (L)	47,394	196,280
Goodman Group	48,935	244,061
GPT Group	65,288	252,854
Harvey Norman Holding, Ltd. (L)	15,159	43,288
Iluka Resources, Ltd. (L)	17,126	167,455
Incitec Pivot, Ltd.	62,851	202,990
Insurance Australia Group, Ltd.	78,599	468,549
Leighton Holdings, Ltd.	5,921	127,082
Lend Lease Corp.	23,010	245,094
Macquarie Group, Ltd.	14,236	552,966
Metcash, Ltd.	24,516	105,971
Mirvac Group	122,602	207,587
National Australia Bank, Ltd.	86,233	2,776,144
Newcrest Mining, Ltd.	29,626	619,104
Nufarm, Ltd.	558	2,299
Orica, Ltd.	14,345	366,087

171

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Origin Energy, Ltd.	43,383	$601,832
OZ Minerals, Ltd.	10,747	59,924
Qantas Airways, Ltd. (I)	44,750	83,284
QBE Insurance Group, Ltd.	42,567	600,769
Ramsay Health Care, Ltd.	2,825	95,007
Rio Tinto, Ltd.	17,026	1,017,291
Santos, Ltd.	36,416	473,499
Shopping Centres Australasia
Property Group (I)	9,466	16,323
Sonic Healthcare, Ltd.	13,653	199,234
SP AusNet	75,538	94,051
Stockland	91,343	348,153
Suncorp Group, Ltd.	51,268	632,794
Sydney Airport	14,230	48,687
Tabcorp Holdings, Ltd.	31,267	105,332
Tatts Group, Ltd.	50,782	167,924
Telstra Corp., Ltd.	167,265	786,338
Toll Holdings, Ltd.	25,442	157,646
Transurban Group	52,110	346,371
Treasury Wine Estates, Ltd.	24,135	143,708
Wesfarmers, Ltd.	42,298	1,775,501
Wesfarmers, Ltd., Price Protected Shares	5,492	233,890
Westfield Group	83,468	944,794
Westfield Retail Trust	102,811	323,878
Westpac Banking Corp.	119,540	3,845,047
Whitehaven Coal, Ltd.	9,666	21,418
Woodside Petroleum, Ltd.	24,611	921,535
Woolworths, Ltd.	47,333	1,670,656
WorleyParsons, Ltd.	7,028	181,365

		40,336,530
Austria - 0.2%
Andritz AG	2,752	184,781
Erste Group Bank AG (I)	7,913	220,904
Immoeast AG (I)	16,437	0
IMMOFINANZ AG (I)	24,655	93,457
OMV AG	5,543	235,913
Raiffeisen Bank International AG (L)	1,484	50,512
Telekom Austria AG	11,560	75,929
Verbund AG, Class A	2,521	54,690
Vienna Insurance Group AG	1,321	64,004
Voestalpine AG	4,357	133,960

		1,114,150
Belgium - 0.8%
Ageas	9,884	264,016
Anheuser-Busch InBev NV	36,621	3,019,068
Belgacom SA (L)	5,996	149,201
Colruyt SA	2,769	133,951
Delhaize Group SA	3,906	213,515
Groupe Bruxelles Lambert SA	3,135	239,823
KBC Groep NV	9,550	329,473
Solvay SA	2,305	312,395
Telenet Group Holding NV	2,144	106,010
UCB SA	3,593	229,544
Umicore SA	4,660	219,221

		5,216,217
Brazil - 1.4%
All America Latina Logistica SA	18,200	90,606
Amil Participacoes SA	5,200	81,342
Anhanguera Educacional Participacoes SA	5,000	80,836
Arteris SA	5,400	60,287
Banco Bradesco SA	23,540	407,953

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Brazil (continued)
Banco do Brasil SA	21,413	$290,134
Banco Santander Brasil SA	28,594	207,442
BM&F Bovespa SA	65,076	437,651
BR Malls Participacoes SA	15,410	192,782
BR Properties SA	7,500	83,434
Braskem SA, ADR (L)	1,584	21,447
BRF - Brasil Foods SA	23,920	530,188
CCR SA	32,600	332,977
Centrais Eletricas Brasileiras SA	6,700	23,209
Centrais Eletricas Brasileiras SA, B
Shares, ADR (L)	1,429	8,946
Centrais Eletricas Brasileiras SA, Ordinary
Shares, ADR	2,381	8,143
CETIP SA - Mercados Organizados	8,200	96,619
Cia Brasileira de Distribuicao Grupo Pao de
Acucar, ADR	628	33,460
Cia de Bebidas das Americas (I)	7	288
Cia de Bebidas das Americas	5,200	213,738
Cia de Saneamento Basico do Estado de
Sao Paulo	4,290	204,527
Cia de Saneamento de Minas Gerais	2,500	60,596
Cia Hering	5,400	96,576
Cia Siderurgica Nacional SA	16,100	72,742
Cielo SA	10,875	319,994
Companhia Siderurgica Nacional SA, ADR (L)	11,800	52,864
Cosan SA Industria e Comercio	4,911	109,752
CPFL Energia SA	9,500	99,431
Cyrela Brazil Realty SA Empreendimentos
e Participacoes	11,600	99,539
Diagnosticos da America SA	9,900	56,781
Duratex SA	10,300	82,318
EcoRodovias Infraestrutura e Logistica SA	7,200	61,819
EDP - Energias do Brasil SA	8,700	54,678
Embraer SA	10,800	96,095
Embraer SA, ADR	2,626	93,669
Fibria Celulose SA (I)	3,172	37,940
Fibria Celulose SA, ADR (I)(L)	6,862	82,824
Hypermarcas SA (I)	13,608	107,813
JBS SA (I)	15,473	51,991
Light SA	3,200	31,624
Localiza Rent a Car SA	5,311	95,405
Lojas Renner SA	4,700	175,091
MPX Energia SA (I)	7,100	33,168
MRV Engenharia e Participacoes SA	13,201	54,875
Multiplan Empreendimentos Imobiliarios SA	3,100	89,146
Multiplus SA	2,200	31,834
Natura Cosmeticos SA	6,500	156,457
Odontoprev SA	11,500	52,414
OGX Petroleo e Gas Participacoes SA (I)	50,700	57,957
Oi SA	8,584	29,523
Oi SA, ADR (L)	11,580	35,203
Oi SA, Series C, ADR	1,146	3,851
PDG Realty SA Empreendimentos
e Participacoes	46,864	73,053
Petroleo Brasileiro SA	107,029	889,812
Porto Seguro SA	4,419	61,734
Raia Drogasil SA	8,100	86,341
Souza Cruz SA	14,400	211,573
Sul America SA	5,300	53,059
Telefonica Brasil SA, ADR (L)	6,017	160,534
Tim Participacoes SA	32,920	144,501
Totvs SA	4,500	92,505
Tractebel Energia SA	6,400	109,615

172

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Brazil (continued)
Ultrapar Participacoes SA	12,100	$306,819
Usinas Siderurgicas de Minas Gerais SA (I)	4,400	24,431
Usinas Siderurgicas de Minas
Gerais SA, ADR (I)	800	4,260
Vale SA	47,000	812,193
WEG SA	8,100	104,980

		9,025,389
Canada - 7.4%
Agnico-Eagle Mines, Ltd.	6,800	278,935
Agrium, Inc.	6,400	624,092
Alimentation Couche Tard, Inc.	5,600	303,525
ARC Resources, Ltd. (L)	11,900	314,413
Athabasca Oil Corp. (I)	14,200	127,064
Bank of Montreal (L)	24,600	1,548,382
Bank of Nova Scotia (L)	43,800	2,548,622
Barrick Gold Corp.	38,540	1,132,090
Baytex Energy Corp. (L)	4,700	196,957
BCE, Inc. (L)	10,311	481,725
Bell Aliant, Inc. (L)	3,600	95,471
Bombardier, Inc.	65,200	258,656
Bonavista Energy Corp. (L)	8,000	117,655
Brookfield Asset Management, Inc. (L)	21,799	796,124
Brookfield Residential Properties, Inc. (I)	1,056	25,707
CAE, Inc.	11,300	110,458
Cameco Corp. (L)	16,400	340,318
Canadian Imperial Bank of Commerce (L)	15,700	1,231,457
Canadian National Railway Company	16,600	1,668,416
Canadian Natural Resources, Ltd.	42,760	1,370,963
Canadian Oil Sands, Ltd.	19,100	393,714
Canadian Pacific Railway, Ltd. (L)	6,600	861,115
Canadian Tire Corp., Ltd. (L)	3,000	216,499
Canadian Utilities, Ltd.	2,400	190,209
Cenovus Energy, Inc.	29,000	898,105
Centerra Gold, Inc.	8,700	51,814
CGI Group, Inc., Class A (I)	9,200	250,049
Chorus Aviation, Inc.	831	3,215
CI Financial Corp. (L)	6,700	185,332
Crescent Point Energy Corp. (L)	13,800	520,973
Dollarama, Inc.	2,600	166,952
Eldorado Gold Corp.	25,100	239,918
Empire Company, Ltd.	1,000	65,118
Enbridge, Inc. (L)	28,700	1,336,329
EnCana Corp.	28,600	556,318
Enerplus Corp. (L)	7,700	112,485
Finning International, Inc.	7,200	179,389
First Quantum Minerals, Ltd. (L)	17,800	338,530
Fortis, Inc. (L)	6,900	231,958
Franco-Nevada Corp. (L)	5,900	269,314
George Weston, Ltd.	2,100	156,138
Gildan Activewear, Inc.	5,000	199,488
Goldcorp, Inc.	30,884	1,039,145
Great-West Lifeco, Inc. (L)	11,700	313,620
H&R Real Estate Investment Trust	4,300	99,008
Husky Energy, Inc. (L)	13,800	396,129
IAMGOLD Corp.	14,900	107,513
IGM Financial, Inc. (L)	4,900	220,774
Imperial Oil, Ltd.	11,330	463,082
Industrial Alliance Insurance and
Financial Services, Inc.	4,700	172,852
Inmet Mining Corp.	1,700	113,211
Intact Financial Corp.	5,000	306,394
Kinross Gold Corp.	43,729	346,096
Loblaw Companies, Ltd. (L)	4,900	206,158

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Magna International, Inc. (L)	8,800	$517,250
Manulife Financial Corp. (O)	68,300	1,005,826
MEG Energy Corp. (I)	6,100	195,817
Metro, Inc.	3,800	238,096
National Bank of Canada (L)	6,800	499,432
New Gold, Inc (I)	18,000	163,725
Onex Corp.	3,500	166,895
Open Text Corp. (I)	2,400	141,848
Osisko Mining Corp. (I)	15,100	89,632
Pace Oil And Gas, Ltd. (I)	745	2,112
Pan American Silver Corp.	5,300	87,129
Pembina Pipeline Corp. (L)	11,700	369,710
Pengrowth Energy Trust (L)	17,100	87,196
Penn West Petroleum, Ltd. (L)	19,010	204,350
PetroBakken Energy, Ltd. (L)	2,320	20,166
Petrobank Energy & Resources, Ltd. (I)	2,100	1,447
Petrominerales, Ltd. (L)	1,289	7,842
Potash Corp. of Saskatchewan, Inc.	32,600	1,280,445
Power Corp. of Canada (L)	14,300	384,299
Power Financial Corp. (L)	10,400	306,518
QLT, Inc. (I)	230	2,038
Research In Motion, Ltd. (I)(L)	19,900	295,606
RioCan Real Estate Investment Trust	5,300	145,041
Ritchie Brothers Auctioneers, Inc. (L)	3,100	67,502
Rogers Communications, Inc., Class B (L)	15,600	796,854
Royal Bank of Canada (L)	55,300	3,331,555
Saputo, Inc.	5,300	269,109
Shaw Communications, Inc., Class B (L)	14,600	361,605
Shoppers Drug Mart Corp.	8,900	380,847
Silver Wheaton Corp.	13,900	435,123
SNC-Lavalin Group, Inc.	6,400	267,882
Sun Life Financial, Inc. (L)	23,400	638,527
Suncor Energy, Inc.	58,887	1,764,552
Talisman Energy, Inc.	39,600	484,158
Teck Resources, Ltd.	22,961	646,439
TELUS Corp.	6,000	414,392
The Toronto-Dominion Bank (L)	34,650	2,884,970
Thomson Reuters Corp. (L)	14,777	479,451
Tim Hortons, Inc.	6,600	358,701
TMX Group Ltd.	273	14,939
Tourmaline Oil Corp. (I)	4,900	189,469
TransAlta Corp. (L)	10,400	152,030
TransCanada Corp. (L)	27,200	1,298,617
Turquoise Hill Resources, Ltd. (I)	16,860	107,382
Valeant Pharmaceuticals International, Inc. (I)	11,100	833,279
Vermilion Energy, Inc. (L)	4,000	207,117
Yamana Gold, Inc. (L)	29,844	459,771

		47,834,665
Chile - 0.4%
Banco Santander Chile, ADR (L)	13,061	371,847
Cencosud SA	61,383	381,447
Cia Cervecerias Unidas SA, ADR	6,197	204,997
Corpbanca SA, ADR (L)	2,999	62,709
Empresa Nacional de Electricidad SA, ADR	6,770	359,352
Enersis SA, ADR	26,429	508,494
Latam Airlines Group SA, ADR (L)	9,925	215,770
Sociedad Quimica y Minera de Chile SA, ADR	4,454	246,974
Vina Concha y Toro SA, ADR (L)	2,105	82,095

		2,433,685
China - 3.0%
Agile Property Holdings, Ltd.	68,589	81,929
Agricultural Bank of China, Ltd., H Shares	807,000	387,092

173

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China (continued)
Air China, Ltd., H Shares	84,534	$75,346
Aluminum Corp. of China, Ltd.,
H Shares (I)(L)	185,220	72,152
Angang Steel Company, Ltd., H Shares (I)(L)	75,507	41,526
Anhui Conch Cement Company, Ltd., H Shares	56,790	189,631
Anta Sports Products, Ltd.	17,000	14,581
Bank of China, Ltd., H Shares	2,759,563	1,284,553
Bank of Communications Company, Ltd.,
H Shares	337,527	254,228
BBMG Corp., H Shares	22,000	17,935
Beijing Capital International Airport
Company, Ltd., H Shares	134,789	97,463
Byd Company, Ltd., H Shares (I)(L)	24,105	77,711
China BlueChemical, Ltd., H Shares	124,000	76,725
China Citic Bank Corp., Ltd., H Shares	310,800	187,149
China Coal Energy Company, Ltd., H Shares	179,000	160,516
China Communications Construction
Company, Ltd., H Shares	200,335	187,139
China Communications Services Corp., Ltd.,
H Shares	129,600	83,918
China Construction Bank Corp., H Shares	2,567,914	2,103,187
China COSCO Holdings Company, Ltd.,
H Shares (I)	115,631	55,019
China Dongxiang Group Company	164,500	25,451
China Life Insurance Company, Ltd., H Shares	282,624	736,365
China Longyuan Power Group Corp., H Shares	99,000	90,265
China Merchants Bank Company, Ltd.,
H Shares	167,226	355,417
China Minsheng Banking Corp., Ltd., H Shares	210,900	270,444
China National Building Material
Company, Ltd., H Shares	116,000	146,863
China Oilfield Services, Ltd., H Shares	56,000	117,586
China Pacific Insurance Group Company, Ltd.,
H Shares	69,100	228,221
China Petroleum & Chemical Corp., H Shares	677,970	794,323
China Railway Construction Corp., H Shares	113,000	107,565
China Railway Group, Ltd., H Shares	179,000	91,313
China Shenhua Energy Company, Ltd.,
H Shares	127,500	462,210
China Shipping Container Lines Company, Ltd.,
H Shares (I)	145,123	39,417
China Shipping Development Company, Ltd.,
H Shares	86,432	41,912
China Telecom Corp., Ltd., H Shares	605,604	306,126
CITIC Securities Company, Ltd., H Shares	11,000	23,746
CNOOC, Ltd.	680,258	1,302,074
Country Garden Holdings Company, Ltd. (I)	214,323	106,454
CSR Corp., Ltd., H Shares	91,000	64,726
Datang International Power Generation
Company, Ltd., H Shares	220,864	97,789
Dongfang Electric Corp., Ltd., H Shares	28,000	46,338
Dongfeng Motor Group Company, Ltd.,
H Shares	123,220	173,677
ENN Energy Holdings, Ltd.	38,000	209,766
Evergrande Real Estate Group, Ltd.	232,959	93,946
Fosun International, Ltd.	122,500	82,509
Golden Eagle Retail Group, Ltd.	36,000	65,224
Great Wall Motor Company, Ltd., H Shares	24,000	81,592
Guangzhou Automobile Group Company, Ltd.,
H Shares	101,650	86,828
Guangzhou R&F Properties Company, Ltd.,
H Shares	43,600	73,473
Hengan International Group Company, Ltd.	25,000	244,487

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China (continued)
Huaneng Power International, Inc., H Shares	149,436	$158,902
Industrial & Commercial Bank of China, Ltd.,
H Shares	2,400,735	1,687,013
Jiangsu Expressway, Ltd., H Shares	81,145	81,553
Jiangxi Copper Company, Ltd., H Shares	54,075	120,099
Lenovo Group, Ltd.	257,436	256,391
Longfor Properties Company, Ltd.	53,600	88,966
Parkson Retail Group, Ltd.	79,000	46,947
PetroChina Company, Ltd., H Shares	802,261	1,057,413
PICC Property & Casualty Company, Ltd.,
H Shares	104,342	134,031
Ping An Insurance Group Company, H Shares	65,645	509,592
Renhe Commercial Holdings Company, Ltd. (I)	160,000	9,620
Semiconductor
Manufacturing International Corp. (I)	387,000	23,254
Shandong Weigao Group Medical Polymer
Company, Ltd., H Shares	80,000	72,581
Shanghai Electric Group Company, Ltd.,
H Shares	144,864	56,638
Shui On Land, Ltd.	188,275	81,036
Sino-Ocean Land Holdings, Ltd.	161,867	98,403
Sinopec Shanghai Petrochemical
Company, Ltd., H Shares	179,934	78,950
Sinopharm Group Company, Ltd., H Shares	30,000	96,915
SOHO China, Ltd.	140,000	116,739
Sun Art Retail Group, Ltd.	86,000	119,551
Tencent Holdings, Ltd.	39,300	1,251,554
Tingyi Cayman Islands Holding Corp.	76,000	197,890
Tsingtao Brewery Company, Ltd., H Shares	12,000	76,209
Want Want China Holdings, Ltd.	243,000	372,824
Weichai Power Company, Ltd., H Shares	19,680	66,031
Wumart Stores, Inc., H Shares	14,000	25,343
Yangzijiang Shipbuilding Holdings, Ltd.	65,000	50,949
Yanzhou Coal Mining Company, Ltd., H Shares	85,990	116,636
Zhejiang Expressway Company, Ltd., H Shares	103,718	81,879
Zijin Mining Group Company, Ltd.,
H Shares (L)	285,469	94,636
Zoomlion Heavy Industry Science and
Technology Company, Ltd., H Shares	33,000	39,998
ZTE Corp., H Shares	40,406	70,979

		19,353,429
Colombia - 0.3%
Bancolombia SA, ADR	18,325	1,159,056
Ecopetrol SA, ADR (L)	8,500	463,420
Pacific Rubiales Energy Corp.	11,600	244,824

		1,867,300
Czech Republic - 0.1%
CEZ AS	6,817	199,517
Komercni Banka AS	688	131,331
Telefonica Czech Republic AS	2,389	35,997

		366,845
Denmark - 0.8%
A.P. Moeller Maersk A/S, Series A	49	384,859
A.P. Moller Maersk A/S	24	179,846
Carlsberg A/S	4,179	407,629
Coloplast A/S	4,165	224,001
Danske Bank A/S (I)	26,933	482,840
DSV A/S, ADR (L)	7,635	184,850
Novo Nordisk A/S, Class B (L)	15,626	2,550,795
Novozymes A/S, B shares	8,960	303,630
TDC A/S	15,100	116,620

174

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Denmark (continued)
Tryg A/S	1,502	$121,335
William Demant Holdings A/S (I)	1,000	83,928

		5,040,333
Egypt - 0.0%
Commercial International Bank	6,558	29,218
Egypt Kuwait Holding Company	7,787	9,344
Egyptian Financial Group-Hermes Holding (I)	2,727	4,008
EL EZZ Steel Company	2,373	3,209
Orascom Construction Industries (I)	3,416	120,511
Orascom Telecom Holding SAE (I)	23,717	15,130
Telecom Egypt	4,467	8,641

		190,061
Finland - 0.5%
Elisa OYJ, Class A (L)	6,060	112,626
Fortum OYJ	16,798	339,538
Kesko OYJ, B Shares	2,506	78,346
Kone OYJ	5,967	470,419
Metso OYJ	4,686	200,202
Neste Oil OYJ	4,388	61,944
Nokia OYJ (L)	142,752	466,308
Nokian Renkaat OYJ	3,680	164,213
Orion OYJ	2,574	67,728
Pohjola Bank OYJ (L)	3,924	57,274
Sampo OYJ	15,692	604,059
Stora Enso OYJ, Series R (L)	20,482	132,686
UPM-Kymmene OYJ (L)	19,972	223,747
Wartsila OYJ Abp	6,451	291,031

		3,270,121
France - 6.1%
Accor SA	5,625	195,511
Aeroports de Paris	1,056	89,625
Air Liquide SA	12,029	1,462,652
Alstom SA	8,387	342,162
ANF Immobilier	21	584
Arkema SA	2,236	203,636
AtoS	1,974	135,942
AXA SA	66,650	1,148,946
BNP Paribas SA	38,417	1,979,150
Bouygues SA	7,773	210,982
Bureau Veritas SA	2,208	274,946
Cap Gemini SA	5,485	249,994
Carrefour SA	22,907	629,244
Casino Guichard Perrachon SA	2,363	248,453
Christian Dior SA	2,157	358,449
Cie de Saint-Gobain	15,249	565,947
Cie Generale d’Optique
Essilor International SA	7,727	860,042
Cie Generale de Geophysique-Veritas (I)	6,098	137,168
Cie Generale des Etablissements Michelin	7,256	608,001
CNP Assurances	6,036	82,869
Credit Agricole SA (I)	40,543	335,199
Danone SA	22,360	1,557,916
Dassault Systemes SA	2,367	273,816
Edenred	6,463	211,630
Electricite de France SA	9,364	179,673
Eurazeo	1,228	62,312
European Aeronautic Defence &
Space Company NV	15,786	804,842
Eutelsat Communications	5,655	199,517
Fonciere Des Regions	1,089	85,306
France Telecom SA	71,498	724,968

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
GDF Suez	49,010	$944,624
Gecina SA	1,027	119,258
Groupe Eurotunnel SA	20,725	165,145
ICADE	923	80,785
Iliad SA	983	209,261
Imerys SA	1,144	74,395
JCDecaux SA	2,889	79,395
Klepierre	4,227	166,183
L’Oreal SA	9,174	1,455,636
Lafarge SA	7,836	521,177
Lagardere SCA	4,134	152,325
Legrand SA	9,501	414,555
LVMH Moet Hennessy Louis Vuitton SA	9,714	1,668,831
Natixis	36,204	137,659
Pernod-Ricard SA	7,992	996,922
Peugeot SA (I)	8,575	62,247
PPR	2,941	647,482
Publicis Groupe SA	7,075	474,950
Remy Cointreau SA	868	100,367
Renault SA	7,469	469,012
Rexel SA	4,065	88,752
Safran SA	9,200	411,100
Sanofi	45,296	4,619,086
Schneider Electric SA	20,267	1,482,387
SCOR SE	6,688	192,135
Societe BIC SA	1,262	146,651
Societe Generale SA (I)	27,192	897,041
Sodexo	3,571	332,961
Suez Environnement Company	10,572	134,917
Technip SA	3,838	393,725
Thales SA	3,128	132,418
Total SA (L)	80,990	3,871,041
Unibail-Rodamco SE	3,494	813,796
Valeo SA	140	7,582
Vallourec SA	4,720	227,106
Veolia Environnement SA	15,729	198,558
Vinci SA	17,273	779,019
Vivendi SA	49,108	1,017,081
Wendel SA	1,458	154,539
Zodiac Aerospace	1,290	150,396

		39,209,982
Germany - 5.3%
Adidas AG	8,162	847,484
Allianz SE	17,367	2,359,774
Axel Springer AG	942	40,834
BASF SE	34,892	3,057,075
Bayer AG	31,410	3,240,814
Bayerische Motoren Werke AG	12,717	1,097,887
Beiersdorf AG	3,496	322,957
Brenntag AG	2,116	330,469
Celesio AG	2,960	55,581
Commerzbank AG (I)(L)	154,587	227,178
Continental AG	4,362	521,886
Daimler AG	34,659	1,886,596
Deutsche Bank AG	35,535	1,386,620
Deutsche Boerse AG	7,628	461,955
Deutsche Lufthansa AG	9,293	181,551
Deutsche Post AG	35,378	816,421
Deutsche Telekom AG	107,215	1,133,688
E.ON AG	68,822	1,202,142
Fraport AG Frankfurt Airport
Services Worldwide	1,295	72,635
Fresenius Medical Care AG & Company KGaA	7,543	509,240

175

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
Fresenius SE & Company KGaA	4,906	$605,565
GEA Group AG	6,518	214,996
Hannover Rueckversicherung AG	2,242	175,895
HeidelbergCement AG	5,487	394,528
Henkel AG & Company, KGaA	5,337	421,434
Hochtief AG (I)	1,773	115,366
Hugo Boss AG	784	87,857
Infineon Technologies AG	41,827	330,417
K&S AG	6,360	295,847
Kabel Deutschland Holding AG	2,945	271,558
Lanxess AG	3,352	237,767
Linde AG	6,915	1,286,336
MAN SE	4,328	465,658
Merck KGaA	2,354	355,250
Metro AG	4,961	141,087
Muenchener Rueckversicherungs AG	6,791	1,270,575
RWE AG	18,018	671,901
Salzgitter AG	1,439	57,772
SAP AG	35,191	2,820,191
Siemens AG	31,260	3,367,639
Suedzucker AG	2,769	116,986
ThyssenKrupp AG (I)	15,527	316,003
United Internet AG	3,568	86,786
Volkswagen AG	1,068	200,943

		34,061,144
Greece - 0.0%
Coca Cola Hellenic Bottling Company SA	7,325	196,239
OPAP SA	8,113	64,059

		260,298
Guernsey, Channel Islands - 0.0%
Resolution, Ltd.	56,076	232,742
Hong Kong - 3.0%
AIA Group, Ltd.	416,800	1,821,529
ASM Pacific Technology, Ltd.	6,500	71,616
Bank of East Asia, Ltd.	60,305	237,859
Beijing Enterprises Holdings, Ltd.	19,786	152,582
Belle International Holdings, Ltd.	185,860	311,100
BOC Hong Kong Holdings, Ltd.	143,328	479,395
Brilliance China Automotive Holdings, Ltd. (I)	94,000	110,847
Cathay Pacific Airways, Ltd.	31,782	54,390
Cheung Kong Holdings, Ltd.	53,000	783,613
Cheung Kong Infrastructure Holdings, Ltd.	18,772	128,681
China Agri-Industries Holdings, Ltd.	144,580	74,534
China Everbright, Ltd.	56,216	89,640
China Gas Holdings, Ltd.	74,000	73,956
China Mengniu Dairy Company, Ltd.	44,502	128,193
China Merchants Holdings
International Company, Ltd.	54,671	180,152
China Mobile, Ltd.	227,030	2,403,788
China Overseas Land & Investment, Ltd.	178,882	496,296
China Resource Power Holdings, Ltd.	67,867	203,882
China Resources Enterprises, Ltd.	49,145	145,962
China Resources Gas Group, Ltd.	18,000	49,639
China Resources Land, Ltd.	90,789	254,943
China State Construction
International Holdings, Ltd.	42,000	57,510
China Taiping Insurance
Holdings Company, Ltd. (I)	50,000	85,334
China Unicom Hong Kong, Ltd.	165,982	222,030
Citic Pacific, Ltd.	43,967	57,411
CLP Holdings, Ltd.	73,400	643,383
COSCO Pacific, Ltd.	81,057	117,687

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
First Pacific Company, Ltd.	82,000	$111,374
Franshion Properties China, Ltd.	74,000	24,044
Galaxy Entertainment Group, Ltd. (I)	84,000	351,985
GCL-Poly Energy Holdings, Ltd.	161,000	32,921
Geely Automobile Holdings Company, Ltd.	75,000	36,801
GOME Electrical Appliances Holdings, Ltd. (I)	380,304	41,679
Guangdong Investment, Ltd.	99,220	87,223
Hang Lung Properties, Ltd.	88,326	330,913
Hang Seng Bank, Ltd.	29,619	475,049
Henderson Land Development Company, Ltd.	37,031	253,482
HKT Trust and HKT, Ltd.	107,825	107,905
Hong Kong & China Gas Company, Ltd.	201,645	587,697
Hong Kong Exchanges & Clearing, Ltd.	41,356	706,384
Hopewell Holdings, Ltd.	16,000	64,952
Huabao International Holdings, Ltd.	75,000	32,499
Hutchison Whampoa, Ltd.	81,800	856,389
Hysan Development Company, Ltd.	24,415	124,003
Kerry Properties, Ltd.	21,438	95,553
Kingboard Chemical Holdings, Ltd.	24,777	70,960
Kunlun Energy Company, Ltd.	118,000	251,010
Lee & Man Paper Manufacturing, Ltd.	36,000	28,125
Li & Fung, Ltd.	211,600	292,245
MGM China Holdings, Ltd.	35,912	77,361
MTR Corp., Ltd.	50,281	200,080
New World Development Company, Ltd.	125,995	214,211
Nine Dragons Paper Holdings, Ltd.	81,000	76,116
Noble Group, Ltd.	113,653	111,671
NWS Holdings, Ltd.	48,656	87,250
Orient Overseas International, Ltd.	5,500	37,271
PCCW, Ltd.	176,000	81,228
Poly Property Group Company, Ltd. (I)	61,000	38,960
Power Assets Holdings, Ltd.	53,582	506,292
Shanghai Industrial Holdings, Ltd.	33,930	106,470
Shangri-La Asia, Ltd.	70,102	138,192
Shimao Property Holdings, Ltd.	64,000	123,667
Shougang Fushan Resources Group, Ltd.	80,000	35,587
Sino Land Company, Ltd.	123,016	209,117
Sinofert Holdings, Ltd.	136,000	34,291
SJM Holdings, Ltd.	83,000	208,010
Skyworth Digital Holdings, Ltd.	43,214	29,327
Sun Hung Kai Properties, Ltd.	60,481	814,811
Swire Pacific, Ltd.	26,663	340,399
Swire Properties, Ltd.	43,628	155,631
The Link REIT	84,546	461,957
Wharf Holdings, Ltd.	56,876	508,698
Wheelock and Company, Ltd.	35,000	187,715
Wing Hang Bank, Ltd.	5,834	62,115
Yue Yuen Industrial Holdings, Ltd.	20,067	65,580

		19,311,152
Hungary - 0.0%
Magyar Telekom Telecommunications PLC	15,864	27,599
MOL Hungarian Oil and Gas PLC	1,549	108,886
OTP Bank PLC	9,034	162,976

		299,461
India - 1.4%
Axis Bank, Ltd., GDR	8,490	205,628
Dr. Reddy’s Laboratories, Ltd., ADR (L)	6,254	202,317
GAIL India, Ltd., GDR	2,500	89,375
HDFC Bank, Ltd., ADR (L)	21,025	786,756
ICICI Bank, Ltd., ADR	35,266	1,512,911
Infosys, Ltd., ADR (L)	47,587	2,565,415
Larsen & Toubro, Ltd., GDR (S)	12,013	301,972

176

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
India (continued)
Mahindra & Mahindra, Ltd., ADR	6,560	$104,566
Ranbaxy Laboratories, Ltd., GDR (I)	8,490	69,533
Reliance Capital, Ltd., GDR (L)(S)	4,327	24,895
Reliance Communication, Ltd., GDR (S)	75,892	77,220
Reliance Industries, Ltd., GDR (S)	63,620	1,811,898
Reliance Infrastructure, Ltd., GDR (S)	1,788	32,021
State Bank of India, GDR	2,612	217,710
Sterlite Industries India, Ltd., ADR	12,500	87,250
Tata Motors, Ltd., ADR (L)	19,319	471,577
Tata Steel, Ltd., GDR	11,000	63,250
Ultratech Cement, Ltd., GDR	1,026	35,281
Wipro, Ltd., ADR (L)	39,514	399,091

		9,058,666
Indonesia - 0.7%
Adaro Energy Tbk PT	315,000	42,556
Astra Agro Lestari Tbk PT	17,500	33,387
Astra International Tbk PT	805,000	654,967
Bank Central Asia Tbk PT	490,000	576,780
Bank Danamon Indonesia Tbk PT	200,286	133,134
Bank Mandiri Persero Tbk PT	357,837	368,573
Bank Negara Indonesia Persero Tbk PT	276,500	143,892
Bank Pan Indonesia Tbk PT (I)	33,314	2,781
Bank Rakyat Indonesia Persero Tbk PT	501,000	452,213
Berlian Laju Tanker Tbk PT (I)	128,000	0
Bumi Resources Tbk PT	803,000	57,097
Charoen Pokphand Indonesia Tbk PT	276,000	143,576
Energi Mega Persada Tbk PT (I)	138,000	1,423
Gudang Garam Tbk PT	26,000	131,360
Indo Tambangraya Megah Tbk PT	16,000	58,581
Indocement Tunggal Prakarsa Tbk PT	53,500	128,418
Indofood Sukses Makmur Tbk PT	253,500	194,175
Indosat Tbk PT	36,000	24,121
Indosat Tbk PT, ADR	20	666
Kalbe Farma Tbk PT	855,000	109,122
Perusahaan Gas Negara Persero Tbk PT	480,500	294,498
Semen Gresik Persero Tbk PT	111,000	202,188
Tambang Batubara Bukit Asam Persero Tbk PT	36,500	54,160
Telekomunikasi Indonesia Persero Tbk PT	386,500	437,785
Telekomunikasi Indonesia Tbk PT, ADR	179	8,069
Unilever Indonesia Tbk PT	66,500	156,254
United Tractors Tbk PT	92,779	174,120

		4,583,896
Ireland - 0.4%
Bank of Ireland (I)	55,222	10,905
C&C Group PLC	478	3,110
CRH PLC	19,657	434,352
CRH PLC (London Exchange)	16,787	372,678
Elan Corp. PLC (I)	10,028	116,441
Experian PLC	38,730	673,561
Greencore Group PLC	26	42
Irish Bank Resolution Corp., Ltd. (I)	38,483	0
James Hardie Industries, Ltd.	16,532	172,932
Kerry Group PLC	5,738	342,093
Paddy Power PLC	51	4,591
Prothena Corp. PLC (I)	244	1,632
Ryanair Holdings PLC, ADR	1,921	80,259
Shire PLC	21,648	659,282

		2,871,878
Israel - 0.4%
Bank Hapoalim, Ltd. (I)	44,835	203,448
Bank Leumi Le-Israel, Ltd. (I)	54,437	192,011

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Israel (continued)
Bezeq The
Israeli Telecommunication Corp., Ltd.	65,229	$90,524
Delek Group, Ltd.	86	24,156
Israel Chemicals, Ltd.	16,931	219,039
Israel Corp., Ltd.	58	44,069
Mellanox Technologies, Ltd. (I)	1,352	74,694
Mizrahi Tefahot Bank, Ltd. (I)	5,543	59,166
Nice Systems, Ltd. (I)	2,975	109,678
Teva Pharmaceutical Industries, Ltd.	35,251	1,401,117

		2,417,902
Italy - 1.3%
Arnoldo Mondadori Editore SpA (I)	29	35
Assicurazioni Generali SpA	45,582	713,533
Atlantia SpA	11,994	190,004
Banca Monte dei Paschi di Siena SpA (I)(L)	316,496	75,517
Banco Popolare SC (I)	66,876	84,893
Beni Stabili SpA	3,030	1,792
BGP Holdings PLC (I)	271,827	0
Enel Green Power SpA	77,743	145,998
Enel SpA	252,346	827,699
Eni SpA	96,142	2,158,856
Exor SpA	3,038	85,142
Fiat Industrial SpA	34,400	387,153
Fiat SpA (I)	33,809	180,698
Finmeccanica SpA (I)	17,213	83,171
Intesa Sanpaolo RSP	42,950	54,450
Intesa Sanpaolo SpA	384,582	566,748
Luxottica Group SpA	6,760	339,539
Mediobanca SpA	18,489	94,739
Pirelli & C. SpA (L)	10,659	111,964
Prelios SpA (I)	10,659	1,060
Prysmian SpA	7,382	152,269
Saipem SpA	10,004	308,303
Snam SpA	62,699	286,045
Telecom Italia RSP	233,394	144,166
Telecom Italia SpA	379,537	269,539
Terna Rete Elettrica Nazionale SpA	43,861	181,943
UniCredit SpA (I)	154,674	665,038
Unione di Banche Italiane SCPA	27,462	101,427

		8,211,721
Japan - 14.5%
ABC-MART, Inc.	700	26,688
Acom Company, Ltd. (I)	2,280	65,220
Advantest Corp.	6,000	84,830
Aeon Company, Ltd.	22,200	287,403
AEON Credit Service Company, Ltd. (L)	3,900	110,553
Aeon Mall Company, Ltd.	3,000	91,515
Air Water, Inc.	5,000	69,701
Aisin Seiki Company, Ltd.	7,900	291,075
Ajinomoto Company, Inc.	24,000	352,926
Alfresa Holdings Corp.	1,324	72,281
All Nippon Airways Company, Ltd.	54,000	111,479
Amada Company, Ltd.	12,000	79,684
Aozora Bank, Ltd.	49,000	138,314
Asahi Glass Company, Ltd.	41,000	284,740
Asahi Group Holdings, Ltd.	14,700	351,973
Asahi Kasei Corp.	51,000	344,488
Asics Corp.	5,900	97,644
Astellas Pharma, Inc.	16,674	899,404
Benesse Holdings, Inc.	2,400	102,178
Bridgestone Corp.	24,900	840,005
Brother Industries, Ltd.	9,200	95,297

177

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Calbee, Inc.	900	$70,898
Canon, Inc.	43,700	1,611,527
Casio Computer Company, Ltd. (L)	6,700	52,465
Central Japan Railway Company, Ltd.	5,500	581,292
Chiyoda Corp.	6,000	67,229
Chubu Electric Power Company, Inc.	26,200	319,250
Chugai Pharmaceutical Company, Ltd.	8,600	191,795
Citizen Holdings Company, Ltd.	8,800	45,034
Coca-Cola West Company, Ltd.	1,077	18,783
Cosmo Oil Company, Ltd. (I)	24,000	50,515
Credit Saison Company, Ltd.	5,000	125,190
Dai Nippon Printing Company, Ltd.	22,000	210,030
Daicel Corp.	12,534	98,153
Daido Steel Company, Ltd.	9,000	47,962
Daihatsu Motor Company, Ltd.	8,000	166,206
Daiichi Sankyo Company, Ltd.	25,000	482,073
Daikin Industries, Ltd.	9,900	390,494
Dainippon Sumitomo Pharma Company, Ltd.	7,200	127,596
Daito Trust Construction Company, Ltd.	2,900	248,686
Daiwa House Industry Company, Ltd.	21,000	411,176
Daiwa Securities Group, Inc.	66,900	473,912
Dena Company, Ltd. (L)	3,500	95,351
Denki Kagaku Kogyo KK	18,000	64,975
Denso Corp.	18,500	786,663
Dentsu, Inc.	7,600	227,386
Don Quijote Company, Ltd.	2,600	115,336
East Japan Railway Company	13,000	1,070,064
Eisai Company, Ltd.	9,300	416,525
Electric Power Development Company, Ltd.	4,600	117,068
FamilyMart Company, Ltd.	1,700	77,710
FANUC Corp.	7,300	1,123,077
Fast Retailing Company, Ltd.	2,100	671,630
Fuji Electric Company, Ltd.	17,000	49,944
Fuji Heavy Industries, Ltd.	25,000	397,158
FUJIFILM Holdings Corp.	17,900	354,558
Fujitsu, Ltd.	70,000	292,262
Fukuoka Financial Group, Inc.	29,000	145,410
Furukawa Electric Company, Ltd.	23,362	51,672
Gree, Inc. (L)	3,700	46,557
GS Yuasa Corp. (L)	11,000	45,985
Hakuhodo DY Holdings, Inc.	990	76,287
Hamamatsu Photonics KK	2,700	107,021
Hankyu Hanshin Holdings, Inc.	43,000	259,731
Hino Motors, Ltd.	10,000	108,600
Hirose Electric Company, Ltd.	1,300	171,560
Hisamitsu Pharmaceutical Company, Inc.	2,400	130,009
Hitachi Chemical, Ltd.	3,700	56,697
Hitachi Construction Machinery Company, Ltd.	4,100	88,221
Hitachi High-Technologies Corp.	3,200	66,967
Hitachi Metals, Ltd.	5,000	47,865
Hitachi, Ltd.	175,000	1,020,645
Hokkaido Electric Power Company, Inc. (I)	5,800	59,368
Hokuriku Electric Power Company	6,300	77,870
Honda Motor Company, Ltd.	62,700	2,416,047
Hoya Corp.	17,500	329,211
Hulic Company, Ltd. (I)	13,600	112,064
Ibiden Company, Ltd.	4,400	68,882
Idemitsu Kosan Company, Ltd.	700	60,969
IHI Corp.	44,000	133,939
Inpex Corp.	84	451,485
Isetan Mitsukoshi Holdings, Ltd.	12,219	176,609
Isuzu Motors, Ltd.	46,000	278,401
ITOCHU Corp.	56,300	690,607

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Itochu Techno-Science Corp.	800	$39,588
J Front Retailing Company, Ltd.	18,000	140,705
Japan Airlines Company, Ltd.	3,000	139,951
Japan Petroleum Exploration Company, Ltd.	600	23,622
Japan Prime Realty Investment Corp.	28	108,370
Japan Real Estate Investment Corp.	21	290,692
Japan Retail Fund Investment Corp.	75	186,050
Japan Tobacco, Inc.	34,600	1,107,399
JFE Holdings, Inc.	18,400	355,696
JGC Corp.	9,000	230,881
JSR Corp.	6,500	133,180
JTEKT Corp.	7,300	69,154
Jupiter Telecommunications Company, Ltd.	96	125,725
JX Holdings, Inc.	84,911	477,285
Kajima Corp.	33,000	89,709
Kamigumi Company, Ltd.	9,000	82,771
Kaneka Corp.	11,829	68,399
Kansai Paint Company, Ltd.	7,000	77,831
Kao Corp.	20,400	660,954
Kawasaki Heavy Industries, Ltd.	50,000	158,579
KDDI Corp.	20,600	861,863
Keikyu Corp.	18,000	188,032
Keio Corp.	20,000	171,897
Keisei Electric Railway Company, Ltd.	8,000	84,552
Keyence Corp.	1,699	521,956
Kikkoman Corp.	5,000	87,476
Kinden Corp.	3,591	23,563
Kintetsu Corp. (L)	62,000	288,967
Kirin Holdings Company, Ltd.	32,000	515,544
Kobe Steel, Ltd. (I)	105,000	123,536
Koito Manufacturing Company, Ltd.	4,000	69,050
Komatsu, Ltd.	37,200	887,825
Konami Corp.	3,700	73,977
Konica Minolta Holdings, Inc.	20,000	146,477
Kubota Corp.	44,000	637,909
Kuraray Company, Ltd.	13,200	186,157
Kurita Water Industries, Ltd.	4,400	97,570
Kyocera Corp.	5,800	532,476
Kyowa Hakko Kogyo Company, Ltd.	9,473	107,397
Kyushu Electric Power Company, Inc. (I)	16,300	166,383
Lawson, Inc.	2,100	161,331
LIXIL Group Corp.	11,000	219,435
M3, Inc.	37	72,135
Mabuchi Motor Company, Ltd.	800	43,227
Makita Corp.	3,900	173,884
Marubeni Corp.	67,000	512,307
Marui Group Company, Ltd.	7,600	78,960
Maruichi Steel Tube, Ltd.	1,200	28,020
Mazda Motor Corp. (I)	102,000	301,104
McDonald’s Holdings Company, Ltd.	2,600	69,950
Medipal Holdings Corp.	5,490	77,316
MEIJI Holdings Company, Ltd.	2,500	114,581
Miraca Holdings, Inc.	2,300	110,407
Mitsubishi Chemical Holdings Corp.	50,500	240,380
Mitsubishi Corp.	53,600	1,006,980
Mitsubishi Electric Corp.	73,000	595,553
Mitsubishi Estate Company, Ltd.	49,000	1,388,488
Mitsubishi Gas & Chemicals Company, Inc.	14,829	98,141
Mitsubishi Heavy Industries, Ltd.	118,000	683,022
Mitsubishi Logistics Corp.	5,943	110,288
Mitsubishi Materials Corp.	50,000	141,410
Mitsubishi Motors Corp. (I)	170,000	177,952
Mitsubishi Tanabe Pharma Corp.	7,000	107,217

178

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Mitsubishi UFJ Financial Group	489,900	$2,953,022
Mitsubishi UFJ Lease &
Finance Company, Ltd.	17,600	92,165
Mitsui & Company, Ltd.	67,300	946,552
Mitsui Chemicals, Inc.	25,000	54,473
Mitsui Fudosan Company, Ltd.	32,000	912,849
Mitsui O.S.K. Lines, Ltd. (I)	47,000	155,781
Mizuho Financial Group, Inc. (L)	892,800	1,917,102
MS&AD Insurance Group Holdings	19,600	436,618
Murata Manufacturing Company, Ltd.	8,100	612,072
Nabtesco Corp.	3,900	80,036
Namco Bandai Holdings, Inc.	6,199	109,851
NEC Corp.	95,000	253,892
Nexon Company, Ltd.	4,100	40,067
NGK Insulators, Ltd.	9,000	96,028
NGK Spark Plug Company, Ltd.	5,000	76,741
NHK Spring Company, Ltd.	4,600	48,062
Nidec Corp.	4,400	263,631
Nikon Corp.	13,700	322,898
Nintendo Company, Ltd.	4,000	432,862
Nippon Building Fund, Inc.	24	336,190
Nippon Electric Glass Company, Ltd.	14,000	69,754
Nippon Express Company, Ltd.	30,000	144,018
Nippon Meat Packers, Inc.	5,238	84,734
Nippon Paper Group, Inc. (L)	3,300	50,340
Nippon Steel Corp.	302,000	768,581
Nippon Telegraph & Telephone Corp.	16,300	711,063
Nippon Yusen KK (L)	55,000	141,630
Nissan Motor Company, Ltd.	95,900	929,232
Nisshin Seifun Group, Inc.	9,000	118,965
Nissin Food Products Company, Ltd.	2,200	101,108
Nitori Holdings Company, Ltd.	1,050	81,148
Nitto Denko Corp.	6,800	408,627
NKSJ Holdings, Inc.	14,300	300,678
NOK Corp.	3,800	54,954
Nomura Holdings, Inc.	141,200	875,777
Nomura Real Estate Holdings, Inc.	4,500	100,812
Nomura Real Estate Office Fund, Inc.	7	51,549
Nomura Research Institute, Ltd.	3,200	82,940
NSK, Ltd.	13,715	104,544
NTT Data Corp.	55	181,662
NTT DOCOMO, Inc.	593	881,315
NTT Urban Development Corp.	22	26,487
Obayashi Corp.	27,000	129,286
Odakyu Electric Railway Company, Ltd. (L)	23,000	286,727
OJI Paper Company, Ltd.	30,000	112,710
Olympus Corp. (I)	9,400	223,316
Omron Corp.	7,100	179,714
Ono Pharmaceutical Company, Ltd.	2,900	179,519
Oracle Corp. Japan	1,500	67,664
Oriental Land Company, Ltd.	1,800	294,844
ORIX Corp.	42,400	541,561
Osaka Gas Company, Ltd.	69,000	301,664
Otsuka Corp.	400	43,553
Otsuka Holdings Company, Ltd.	14,500	504,994
Panasonic Corp. (I)	85,000	639,702
Park24 Company, Ltd.	5,000	97,897
Rakuten, Inc.	27,200	278,294
Resona Holdings, Inc.	71,500	377,681
Ricoh Company, Ltd.	24,000	261,457
Rinnai Corp.	1,200	85,516
Rohm Company, Ltd.	3,800	132,067
Sankyo Company, Ltd.	1,900	88,984

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Sanrio Company, Ltd. (L)	1,700	$75,446
Santen Pharmaceutical Company, Ltd.	2,800	129,951
SBI Holdings, Inc. (L)	8,013	71,162
Secom Company, Ltd.	8,700	449,526
Sega Sammy Holdings, Inc.	6,900	138,587
Sekisui Chemical Company, Ltd.	17,000	188,202
Sekisui House, Ltd.	20,000	272,141
Seven & I Holdings Company, Ltd.	28,700	951,816
Seven Bank, Ltd.	20,400	65,651
Sharp Corp. (I)(L)	41,000	117,338
Shikoku Electric Power Company, Inc. (I)	6,400	91,170
Shimadzu Corp.	9,000	64,083
Shimamura Company, Ltd.	700	81,935
Shimano, Inc.	2,600	212,929
Shimizu Corp.	20,000	65,694
Shin-Etsu Chemical Company, Ltd.	15,700	1,041,870
Shinsei Bank, Ltd.	69,000	158,762
Shionogi & Company, Ltd.	12,600	255,213
Shiseido Company, Ltd. (L)	14,200	199,452
Showa Denko KK	45,839	69,127
Showa Shell Sekiyu KK	6,845	48,607
SMC Corp.	2,200	427,423
Softbank Corp.	36,600	1,686,530
Sojitz Corp.	41,700	65,426
Sony Corp. (L)	39,100	678,718
Sony Financial Holdings, Inc.	5,800	86,660
Stanley Electric Company, Ltd.	4,500	78,002
Sumco Corp.	5,200	59,135
Sumitomo Chemical Company, Ltd.	64,000	201,122
Sumitomo Corp.	44,500	561,239
Sumitomo Electric Industries, Ltd.	30,900	379,597
Sumitomo Heavy Industries, Ltd.	20,010	79,353
Sumitomo Metal Mining Company, Ltd.	21,000	298,303
Sumitomo Mitsui Financial Group, Inc.	51,700	2,121,539
Sumitomo Mitsui Trust Holdings, Inc.	117,000	556,519
Sumitomo Realty &
Development Company, Ltd.	14,000	545,148
Sumitomo Rubber Industries, Ltd.	7,100	119,145
Suruga Bank, Ltd.	6,000	96,346
Suzuken Company, Ltd.	2,400	87,058
Suzuki Motor Corp.	13,000	291,525
Sysmex Corp.	2,400	146,250
T&D Holdings, Inc.	23,300	278,987
Taiheiyo Cement Corp.	42,000	100,857
Taisei Corp. (L)	37,000	102,963
Taisho Pharmaceutical Holdings Company, Ltd.	1,200	85,106
Taiyo Nippon Sanso Corp.	9,000	62,617
Takashimaya Company, Ltd.	11,181	110,984
Takeda Pharmaceutical Company, Ltd.	30,100	1,647,658
TDK Corp. (L)	4,900	171,859
Teijin, Ltd.	32,000	74,175
Terumo Corp.	5,900	253,636
The 77th Bank, Ltd.	6,523	35,249
The Bank of Kyoto, Ltd.	13,000	127,415
The Bank of Yokohama, Ltd.	52,000	301,627
The Chiba Bank, Ltd.	31,000	223,494
The Chugoku Bank, Ltd.	6,000	97,059
The Chugoku Electric Power Company, Inc.	12,400	161,970
The Dai-ichi Life Insurance Company, Ltd.	340	456,756
The Gunma Bank, Ltd.	14,000	83,571
The Hachijuni Bank, Ltd.	13,000	77,799
The Hiroshima Bank, Ltd.	24,000	116,179
The Iyo Bank, Ltd.	10,000	92,820

179

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
The Japan Steel Works, Ltd.	12,000	$63,576
The Joyo Bank, Ltd.	23,000	128,291
The Kansai Electric Power Company, Ltd. (I)	29,800	282,886
The Nishi-Nippon City Bank, Ltd.	34,000	105,559
The Shizuoka Bank, Ltd.	22,000	248,377
THK Company, Ltd.	4,000	79,326
Tobu Railway Company, Ltd.	40,000	229,589
Toho Company, Ltd.	4,567	95,486
Toho Gas Company, Ltd.	14,000	89,146
Tohoku Electric Power Company, Inc. (I)	18,500	147,381
Tokio Marine Holdings, Inc.	27,300	789,098
Tokyo Electric Power Company, Inc. (I)	54,500	135,536
Tokyo Electron, Ltd.	6,700	285,680
Tokyo Gas Company, Ltd.	98,000	529,718
Tokyu Corp.	44,000	325,813
Tokyu Land Corp.	15,000	141,425
TonenGeneral Sekiyu KK	10,000	99,184
Toppan Printing Company, Ltd.	24,000	173,106
Toray Industries, Inc.	58,000	393,860
Toshiba Corp.	155,000	789,189
TOTO, Ltd.	9,000	80,840
Toyo Seikan Kaisha, Ltd.	4,800	66,509
Toyo Suisan Kaisha, Ltd.	4,000	123,553
Toyoda Gosei Company, Ltd.	2,466	59,264
Toyota Boshoku Corp.	3,300	46,691
Toyota Industries Corp.	6,100	224,586
Toyota Motor Corp.	106,000	5,462,868
Toyota Tsusho Corp.	7,900	202,532
Trend Micro, Inc.	4,000	112,362
Tsumura & Company, Ltd.	2,500	91,428
Ube Industries, Ltd.	37,000	73,017
Unicharm Corp.	4,300	245,705
Ushio, Inc.	4,200	42,942
USS Company, Ltd.	1,007	115,717
West Japan Railway Company	7,100	341,650
Yahoo Japan Corp.	630	290,294
Yakult Honsha Company, Ltd. (L)	4,143	167,124
Yamada Denki Company, Ltd. (L)	3,340	153,213
Yamaguchi Financial Group, Inc.	7,000	69,933
Yamaha Corp.	4,400	42,873
Yamaha Motor Company, Ltd.	12,400	167,905
Yamato Kogyo Company, Ltd.	2,300	63,026
Yamato Transport Company, Ltd.	15,700	284,884
Yamazaki Baking Company, Ltd.	4,000	52,751
Yaskawa Electric Corp.	9,000	90,552
Yokogawa Electric Corp.	7,686	77,287

		93,673,459
Jersey, Channel Islands - 0.0%
Randgold Resources, Ltd.	3,461	298,036
Luxembourg - 0.2%
APERAM	894	11,000
ArcelorMittal	39,259	507,114
Millicom International Cellular SA	2,700	215,878
Reinet Investments SCA (I)	1,493	28,920
SES SA	11,632	364,746
Tenaris SA	20,099	409,003

		1,536,661
Macau - 0.1%
Sands China, Ltd.	96,400	500,083
Wynn Macau, Ltd. (I)	61,415	164,324

		664,407

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Malaysia - 0.8%
AirAsia BHD	21,700	$20,073
Alliance Financial Group BHD	53,600	76,242
AMMB Holdings BHD	59,087	124,712
Axiata Group BHD	90,800	194,338
Berjaya Sports Toto BHD	11,280	15,129
British American Tobacco Malaysia BHD	4,300	86,816
Bumi Armada BHD	41,700	51,012
CIMB Group Holdings BHD	191,800	473,947
DiGi.Com BHD	110,800	166,365
Felda Global Ventures Holdings BHD	39,000	57,673
Gamuda BHD	62,000	82,740
Genting BHD	72,900	236,519
Genting Malaysia BHD	105,700	125,334
Genting Plantations BHD	15,000	41,608
Hong Leong Bank BHD	20,060	93,591
Hong Leong Financial Group BHD	5,600	27,041
IHH Healthcare BHD (I)	71,800	85,416
IJM Corp. BHD	43,710	77,825
IJM Land BHD	1,395	1,160
IOI Corp. BHD	114,466	172,373
Kuala Lumpur Kepong BHD	17,150	114,890
Lafarge Malayan Cement BHD	9,360	29,892
Malayan Banking BHD	164,067	498,390
Malaysia Airports Holdings BHD	33,100	62,084
Malaysia Marine And Heavy Engineering
Holdings BHD	32,900	40,233
Maxis BHD	80,200	169,188
MISC BHD (I)	26,280	45,520
MMC Corp. BHD	53,600	44,201
Parkson Holdings BHD	20,197	30,679
Petronas Chemicals Group BHD	99,800	207,904
Petronas Dagangan BHD	12,200	92,415
Petronas Gas BHD	21,200	130,070
PPB Group BHD	17,700	72,216
Public Bank BHD	23,226	121,852
Public Bank BHD	21,000	110,594
RHB Capital BHD	23,140	64,618
Sapurakencana Petroleum BHD (I)	80,300	77,814
Sime Darby BHD	96,401	288,417
Telekom Malaysia BHD	40,000	69,643
Tenaga Nasional BHD	97,450	226,539
UEM Land Holdings BHD (I)	36,187	31,468
UMW Holdings BHD	25,500	110,436
YTL Corp. BHD	166,792	88,059
YTL Power International BHD	82,365	38,868

		4,975,904
Mexico - 1.3%
Alfa SAB de CV, Class A	115,380	282,290
America Movil SAB de CV, Series L	1,505,632	1,584,665
Arca Continental SAB de CV	7,500	56,189
Cemex SAB de CV (I)	402,211	490,435
Coca-Cola Femsa SAB de CV, Series L	15,312	251,323
Compartamos SAB de CV	28,000	51,591
Controladora Comercial Mexicana SAB de CV	20,600	75,875
El Puerto de Liverpool SAB de CV	4,600	56,424
Fomento Economico Mexicano SAB de CV	74,920	850,474
Fresnillo PLC	7,504	155,093
Grupo Aeroportuario del Pacifico SAB
de CV, Series B	18,400	107,757
Grupo Aeroportuario del Sureste SAB
de CV, Class B	9,800	134,072
Grupo Bimbo SAB de CV	63,384	202,547
Grupo Carso SAB de CV, Series A1	27,077	150,960

180

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Mexico (continued)
Grupo Financiero Banorte SAB de CV, Series O	63,862	$512,490
Grupo Financiero Inbursa SAB de CV, Series O	64,238	186,834
Grupo Financiero Santander Mexico
Sab De CV	65,000	201,142
Grupo Mexico SAB de CV, Series B	156,766	632,656
Grupo Modelo SAB de CV	24,025	217,725
Grupo Televisa SA	101,026	539,419
Industrias CH SAB de CV, Series B (I)	9,500	82,957
Industrias Penoles SAB de CV	4,883	229,191
Kimberly-Clark de Mexico SAB de CV	56,178	196,164
Mexichem SAB de CV	31,640	169,790
Minera Frisco SAB de CV, Class A1 (I)	27,077	117,222
Wal-Mart de Mexico SAB de CV	199,088	649,902

		8,185,187
Netherlands - 3.0%
Aegon NV	69,292	417,190
Akzo Nobel NV	9,017	572,946
ASML Holding NV	12,384	833,804
Corio NV	2,612	121,948
DE Master Blenders 1753 NV (I)	24,375	376,965
Delta Lloyd NV	4,209	72,634
Fugro NV	2,691	149,535
Gemalto NV	2,994	261,286
Heineken Holding NV	4,171	267,409
Heineken NV	8,722	658,389
ING Groep NV (I)	144,739	1,040,203
Koninklijke Ahold NV	43,694	669,977
Koninklijke Boskalis Westinster NV	2,389	94,965
Koninklijke DSM NV	6,015	350,419
Koninklijke KPN NV (L)	38,133	129,219
Koninklijke Philips Electronics NV	39,744	1,181,133
Koninklijke Vopak NV	2,830	170,700
QIAGEN NV (I)	9,116	190,170
Randstad Holdings NV	4,408	180,644
Reed Elsevier NV	27,065	463,942
Royal Dutch Shell PLC, B Shares	100,409	3,341,240
Royal Dutch Shell PLC, Class A (London
Stock Exchange)	145,316	4,719,290
TNT Express NV	12,020	88,422
Unilever NV (L)	63,463	2,601,617
Wolters Kluwer NV	11,636	254,286
Ziggo NV	4,475	157,556

		19,365,889
New Zealand - 0.1%
Auckland International Airport, Ltd.	26,045	64,155
Contact Energy, Ltd.	8,664	41,368
Fletcher Building, Ltd.	32,368	232,516
SKYCITY Entertainment Group, Ltd.	17,594	64,996
Telecom Corp. of New Zealand, Ltd. (L)	34,738	68,117

		471,152
Norway - 0.6%
Aker Solutions ASA	7,375	137,849
DNB ASA	40,576	597,151
Gjensidige Forsikring ASA	4,167	69,013
Kvaerner ASA	3,694	7,685
Norsk Hydro ASA	44,388	193,057
Orkla ASA	33,366	267,698
Seadrill, Ltd.	13,637	496,220
Statoil ASA	42,623	1,040,679
Telenor ASA	26,823	588,280

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Norway (continued)
Yara International ASA	6,981	$317,525

		3,715,157
Peru - 0.1%
Compania de Minas Buenaventura SA	3,633	93,981
Compania de Minas
Buenaventura SA, ADR (L)	4,331	112,433
Credicorp, Ltd. (L)	2,734	453,981
Southern Peru Copper Corp.	3,008	110,569

		770,964
Philippines - 0.2%
Ayala Corp.	7,160	99,183
Ayala Land, Inc.	253,800	203,108
Bank of the Philippine Islands	27,067	72,974
BDO Unibank, Inc. (I)	24,194	53,173
Energy Development Corp.	244,436	38,713
Filinvest Land, Inc.	211,491	10,230
Globe Telecom, Inc.	970	28,559
Jollibee Foods Corp.	18,900	58,709
Metropolitan Bank & Trust Company	30,818	88,248
Philippine Long Distance Telephone Company	2,340	169,805
SM Investments Corp.	8,108	221,588
SM Prime Holdings, Ltd.	241,744	112,909

		1,157,199
Poland - 0.3%
Asseco Poland SA	2,172	28,037
Bank Handlowy w Warszawie SA	1,164	32,595
Bank Millennium SA (I)	12,341	18,203
Bank Pekao SA	4,928	237,639
Boryszew SA (I)	23,796	3,216
BRE Bank SA (I)	525	55,176
Cyfrowy Polsat SA (I)	6,360	33,217
Enea SA	3,933	17,940
Eurocash SA	2,447	39,935
Firma Oponiarska Debica SA	64	1,314
Grupa Lotos SA (I)	2,314	29,144
Jastrzebska Spolka Weglowa SA	1,255	36,011
KGHM Polska Miedz SA	5,681	275,663
PGE SA	26,654	137,117
Polski Koncern Naftowy Orlen SA (I)	11,432	181,039
Polskie Gornictwo
Naftowe i Gazownictwo SA (I)	63,078	107,054
Powszechna Kasa Oszczednosci
Bank Polski SA	30,479	323,571
Powszechny Zaklad Ubezpieczen SA	2,300	285,518
Sygnity SA (I)	207	976
Synthos SA	14,988	29,025
Tauron Polska Energia SA	37,474	49,274
Telekomunikacja Polska SA	26,179	53,630

		1,975,294
Portugal - 0.1%
Banco Espirito Santo SA (I)	60,988	62,556
EDP - Energias de Portugal SA	84,624	261,197
Galp Energia SGPS SA	7,057	110,633
Jeronimo Martins SGPS SA	7,332	142,767
Portugal Telecom SGPS SA (L)	27,409	136,256

		713,409
Russia - 1.4%
Federal Grid Company Unified Energy System
JSC, GDR (I)(S)	1,087	2,753
Gazprom OAO, (London Exchange), ADR	3,680	31,566

181

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Russia (continued)
Gazprom OAO, ADR	251,662	$2,139,127
LUKOIL OAO, ADR	29,756	1,919,262
Mechel, ADR (L)	5,229	26,459
MMC Norilsk Nickel OJSC, ADR	39,185	661,835
Mobile TeleSystems OJSC, ADR (L)	20,264	420,275
NovaTek OAO, GDR	3,606	388,153
Novolipetsk Steel OJSC, GDR	2,424	38,226
Pharmstandard OJSC, GDR (I)	1,320	27,258
Rosneft OAO, GDR (I)	30,000	228,900
Rosneft OAO, GDR (I)	38,621	294,956
Sberbank of Russia, ADR (I)	40,000	510,000
Sberbank of Russia, ADR (I)	34,900	446,789
Severstal OAO, GDR	4,250	37,761
Sistema JSFC, GDR	3,202	58,877
Surgutneftegas OAO, ADR	34,280	308,520
Surgutneftegas OAO, Class B, ADR	38,814	268,593
Tatneft OAO, ADR	14,389	571,229
Uralkali OSJC, GDR	6,000	221,280
VTB Bank OJSC, GDR	50,760	159,982

		8,761,801
Singapore - 1.2%
Ascendas Real Estate Investment Trust	56,864	119,388
CapitaLand, Ltd.	115,999	330,961
CapitaMall Trust	90,402	152,552
CapitaMalls Asia, Ltd.	31,000	51,368
City Developments, Ltd.	23,000	210,629
ComfortDelGro Corp., Ltd.	97,000	149,566
DBS Group Holdings, Ltd.	71,035	918,959
Genting Singapore PLC	226,200	273,348
Golden Agri-Resources, Ltd.	284,496	133,329
Hutchison Port Holdings Trust	215,400	183,352
Jardine Cycle and Carriage, Ltd.	4,547	187,673
K-Green Trust	6,562	5,852
Keppel Corp., Ltd.	56,969	515,443
Keppel Land, Ltd.	35,510	113,130
Olam International, Ltd. (L)	59,316	82,456
Oversea-Chinese Banking Corp., Ltd.	101,145	870,202
SembCorp Industries, Ltd.	38,019	159,309
SembCorp Marine, Ltd.	36,999	132,500
Singapore Airlines, Ltd.	23,140	203,043
Singapore Exchange, Ltd.	37,000	230,136
Singapore Press Holdings, Ltd.	59,500	215,194
Singapore Technologies Engineering, Ltd.	73,000	254,241
Singapore Telecommunications, Ltd.	303,840	880,978
StarHub, Ltd.	21,000	73,725
Suntec Real Estate Investment Trust	191	277
United Overseas Bank, Ltd.	50,361	828,994
UOL Group, Ltd.	24,099	135,821
Wilmar International, Ltd.	72,000	200,868

		7,613,294
South Africa - 1.6%
ABSA Group, Ltd.	12,071	203,470
African Bank Investments, Ltd. (L)	28,012	92,311
African Rainbow Minerals, Ltd.	5,606	115,456
Anglo American Platinum, Ltd. (I)	2,632	109,427
AngloGold Ashanti, Ltd.	14,430	339,018
ArcelorMittal South Africa, Ltd. (I)	5,939	18,368
Aspen Pharmacare Holdings, Ltd. (I)	8,659	179,846
Assore, Ltd.	664	22,434
Aveng, Ltd.	16,957	59,553
Bidvest Group, Ltd.	11,166	294,295
Discovery Holdings, Ltd.	15,181	129,132

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Africa (continued)
Exxaro Resources, Ltd.	4,891	$86,857
FirstRand, Ltd.	118,126	413,819
Gold Fields, Ltd.	29,492	226,470
Growthpoint Properties, Ltd.	59,976	175,777
Harmony Gold Mining Company, Ltd.	16,381	105,417
Hulamin, Ltd. (I)	156	90
Impala Platinum Holdings, Ltd.	22,733	334,719
Imperial Holdings, Ltd.	6,917	158,190
Investec, Ltd.	7,953	55,608
Kumba Iron Ore, Ltd. (L)	3,135	167,780
Liberty Holdings, Ltd.	4,754	62,116
Massmart Holdings, Ltd.	4,351	90,028
MMI Holdings, Ltd.	19,936	50,363
Mr. Price Group, Ltd.	8,969	114,108
MTN Group, Ltd.	63,985	1,123,627
Naspers, Ltd.	14,605	909,839
Nedbank Group, Ltd.	9,463	196,073
Netcare, Ltd.	36,217	78,110
Northam Platinum, Ltd. (I)	9,557	41,281
Pick’n Pay Stores, Ltd.	7,147	33,121
PPC, Ltd.	27,421	95,610
Redefine Income Fund, Ltd.	113,653	122,357
Remgro, Ltd.	18,654	371,542
Reunert, Ltd.	6,898	57,574
RMB Holdings, Ltd.	31,391	142,141
RMI Holdings	31,391	79,505
Sanlam, Ltd.	64,030	328,523
Sappi, Ltd. (I)	26,810	83,465
Sasol, Ltd.	20,803	921,863
Shoprite Holdings, Ltd.	16,492	327,949
Standard Bank Group, Ltd.	44,958	578,826
Steinhoff International Holdings, Ltd. (I)	51,950	141,295
Super Group, Ltd. (I)	290	766
The Foschini Group, Ltd.	6,632	81,354
Tiger Brands, Ltd.	6,286	200,978
Trans Hex Group, Ltd. (I)	1,091	409
Truworths International, Ltd.	18,481	181,308
Vodacom Group, Ltd.	16,692	199,563
Woolworths Holdings, Ltd.	26,688	204,901

		10,106,632
South Korea - 3.2%
Amorepacific Corp.	127	106,928
AMOREPACIFIC Group	129	47,061
BS Financial Group, Inc.	7,467	101,522
Celltrion, Inc. (I)	2,478	118,539
Cheil Industries, Inc.	1,865	148,279
CJ CheilJedang Corp.	326	100,215
CJ Corp.	651	85,119
Coway Company, Ltd.	1,930	85,833
Daelim Industrial Company, Ltd.	1,199	98,653
Daewoo Engineering &
Construction Company, Ltd. (I)	6,620	53,353
Daewoo International Corp.	1,626	56,723
Daewoo Securities Company, Ltd.	7,159	73,597
Daewoo Shipbuilding & Marine
Engineering Company, Ltd.	4,040	100,325
DGB Financial Group, Inc.	3,940	59,502
Dongbu Insurance Company, Ltd.	1,810	77,278
Doosan Corp.	370	42,763
Doosan Heavy Industries and
Construction Company, Ltd.	2,030	82,220
Doosan Infracore Company, Ltd. (I)	4,470	63,223
E-Mart Company, Ltd.	817	161,149

182

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
GS Engineering & Construction Corp.	1,110	$54,009
GS Holdings Corp.	2,038	119,000
Hana Financial Group, Inc.	8,840	312,868
Hankook Tire Company, Ltd.	3,008	130,136
Hanwha Chemical Corp.	2,217	39,364
Hanwha Corp.	2,040	61,859
Hanwha Life Insurance Company, Ltd.	8,120	49,541
Hitejinro Holdings Company, Ltd.	200	3,040
Hyosung Corp.	1,033	51,184
Hyundai Department Store Company, Ltd.	654	96,036
Hyundai Development Company	1,140	25,437
Hyundai Engineering &
Construction Company, Ltd.	2,649	158,635
Hyundai Glovis Company, Ltd.	539	93,126
Hyundai Heavy Industries Company, Ltd.	1,587	306,753
Hyundai Hysco Company, Ltd.	1,490	45,794
Hyundai Marine & Fire
Insurance Company, Ltd.	2,650	75,988
Hyundai Merchant Marine Company, Ltd. (I)	2,180	28,139
Hyundai Mipo Dockyard	513	53,549
Hyundai Mobis	2,535	709,454
Hyundai Motor Company	5,686	1,144,729
Hyundai Securities Company, Ltd.	2,435	17,375
Hyundai Steel Company	2,195	160,823
Hyundai Wia Corp.	644	95,709
Industrial Bank of Korea	7,080	81,475
Kangwon Land, Inc.	4,000	110,895
KB Financial Group, Inc.	10,980	366,739
KB Financial Group, Inc., ADR	2,772	91,587
KCC Corp.	196	52,431
Kia Motors Corp.	9,843	497,779
Korea Aerospace Industries, Ltd.	1,710	39,668
Korea Electric Power Corp. (I)	7,710	211,453
Korea Electric Power Corp., ADR (I)(L)	4,277	58,124
Korea Exchange Bank	11,150	74,180
Korea Gas Corp.	1,000	63,078
Korea Investment Holdings Company, Ltd.	1,760	70,459
Korea Zinc Company, Ltd.	339	108,349
Korean Air Lines Company, Ltd. (I)	1,139	41,673
Korean Reinsurance Company, Ltd.	15	155
KT Corp.	2,633	83,258
KT Corp., ADR	1,663	26,126
KT&G Corp.	4,163	282,348
Kumho Industrial Company, Ltd. (I)	17	228
Kumho Petrochemical Company, Ltd.	614	58,882
LG Chem, Ltd.	1,735	415,023
LG Corp.	3,654	213,003
LG Display Company, Ltd. (I)	7,650	223,098
LG Display Company, Ltd., ADR (I)(L)	2,417	35,264
LG Electronics, Inc.	4,051	297,774
LG Household & Health Care, Ltd.	362	199,126
LG Innotek Company, Ltd. (I)	210	14,758
LG Uplus Corp. (I)	10,232	73,848
Lotte Chemical Corp.	737	131,402
Lotte Confectionery Company, Ltd.	35	55,546
Lotte Shopping Company, Ltd.	410	145,130
LS Cable, Ltd.	793	63,052
LS Industrial Systems Company, Ltd.	735	40,521
Mando Corp.	567	59,600
Mirae Asset Securities Company, Ltd.	875	32,538
NCSoft Corp.	632	88,359
Neo Holdings Company, Ltd. (I)	370	0
NHN Corp.	1,544	373,688

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
OCI Company, Ltd.	650	$93,434
Orion Corp.	143	140,227
POSCO	2,426	714,656
S-Oil Corp.	1,778	149,895
S1 Corp.	810	45,316
Samsung C&T Corp.	4,787	295,763
Samsung Card Company, Ltd.	1,490	51,223
Samsung Electro-Mechanics Company, Ltd.	2,318	208,780
Samsung Electronics Company, Ltd.	4,040	5,502,494
Samsung Engineering Company, Ltd.	1,181	136,304
Samsung Fire & Marine
Insurance Company, Ltd.	1,357	265,318
Samsung Heavy Industries Company, Ltd.	6,270	198,285
Samsung Life Insurance Company, Ltd.	2,331	218,073
Samsung SDI Company, Ltd.	1,333	169,000
Samsung Securities Company, Ltd.	2,498	120,435
Samsung Techwin Company, Ltd.	1,577	93,357
Shinhan Financial Group Company, Ltd., ADR	350	12,565
Shinhan Financial Group Company, Ltd.	15,585	559,771
Shinsegae Company, Ltd.	318	63,482
SK C&C Company, Ltd.	964	86,395
SK Holdings Company, Ltd.	1,019	154,093
SK Hynix, Inc. (I)	19,510	516,506
SK Innovation Company, Ltd.	2,274	333,752
SK Networks Company, Ltd.	3,090	21,110
SK Telecom Company, Ltd.	470	76,439
SK Telecom Company, Ltd., ADR	4,155	74,250
Woori Finance Holdings Company, Ltd.	14,510	163,292
Woori Investment & Securities Company, Ltd.	3,944	40,889
Yuhan Corp.	350	59,900

		20,840,451
Spain - 1.8%
Abertis Infraestructuras SA (L)	13,762	232,347
Acciona SA	1,036	56,965
ACS Actividades de Construccion
y Servicios SA	6,186	144,540
Amadeus IT Holding SA, A Shares	12,738	344,829
Banco Bilbao Vizcaya Argentaria SA	209,044	1,822,862
Banco de Sabadell SA	115,316	211,911
Banco de Valencia SA (I)	149	2
Banco Popular Espanol SA (I)	167,020	125,059
Banco Santander SA	403,891	2,732,306
Bankia SA (I)(L)	34,046	7,280
CaixaBank (L)	34,807	118,195
Distribuidora Internacional de Alimentacion SA	23,600	163,378
Enagas SA	6,236	145,708
Ferrovial SA	14,499	231,006
Gas Natural SDG SA	14,483	256,685
Grifols SA (I)	4,281	159,189
Grifols SA, B Shares (I)	427	12,255
Iberdrola SA	158,633	739,771
Inditex SA	8,254	1,099,964
Mapfre SA	30,375	93,991
Red Electrica Corp. SA	4,146	208,707
Repsol SA	33,713	685,966
Telefonica SA	158,395	2,141,014
Zardoya Otis SA	5,301	70,895
Zeltia SA (I)	175	287

		11,805,112
Sweden - 2.2%
Alfa Laval AB	13,367	308,847
Assa Abloy AB, Series B	13,254	542,132

183

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Sweden (continued)
Atlas Copco AB, Series A	25,624	$730,159
Atlas Copco AB, Series B	13,732	348,203
Boliden AB	10,826	174,636
CDON Group AB (I)	1,132	6,431
Electrolux AB (L)	9,396	239,404
Elekta AB, Series B	15,376	233,533
Getinge AB, B Shares (L)	6,512	198,910
Hennes & Mauritz AB, B Shares	35,889	1,285,212
Hexagon AB	9,601	261,857
Husqvarna AB, B Shares	18,793	111,068
Industrivarden AB, C Shares	2,860	52,154
Investment AB Kinnevik, B Shares	7,421	179,980
Investor AB, B Shares	16,147	467,062
Lundin Petroleum AB (I)	8,518	184,561
Nordea Bank AB	100,775	1,143,469
Ratos AB	7,211	76,258
Sandvik AB	40,462	624,394
Scania AB, Series B	10,652	223,532
Securitas AB, Series B	14,347	135,219
Skandinaviska Enskilda Banken
AB, Series A (L)	56,007	563,370
Skanska AB, Series B	14,150	256,061
SKF AB, B Shares	15,548	380,423
Svenska Cellulosa AB, B Shares	22,959	592,800
Svenska Handelsbanken AB, Class A (L)	18,485	791,173
Swedbank AB, Class A (L)	32,393	738,050
Swedish Match AB	8,709	270,615
Tele2 AB, B Shares	12,690	221,107
Telefonaktiebolaget LM Ericsson, B Shares	116,154	1,449,306
TeliaSonera AB	82,426	589,257
Volvo AB, Series B	52,551	765,722

		14,144,905
Switzerland - 6.7%
ABB, Ltd. (SIX Swiss Exchange) (I)	83,395	1,883,366
Actelion, Ltd. (I)	4,318	234,647
Adecco SA (I)	5,213	285,845
Aryzta AG (I)	3,464	204,676
Baloise Holding AG	1,820	170,583
Banque Cantonale Vaudoise	114	63,731
Barry Callebaut AG (I)	69	66,589
Cie Financiere Richemont SA	20,075	1,578,112
Credit Suisse Group AG (I)	48,428	1,278,085
EMS-Chemie Holding AG	400	120,519
Geberit AG (I)	1,444	355,744
Givaudan AG (I)	319	391,966
Glencore International PLC (L)	143,895	782,354
Holcim, Ltd. (I)	9,427	752,088
Julius Baer Group, Ltd. (I)	8,521	331,940
Kuehne & Nagel International AG	2,068	225,845
Lindt & Spruengli AG - PC (I)	35	134,747
Lindt & Spruengli AG - REG (I)	4	180,466
Lonza Group AG (I)	1,931	125,402
Nestle SA	123,812	8,957,305
Novartis AG	87,611	6,238,905
Pargesa Holding SA	960	65,349
Partners Group Holding AG	751	185,428
Roche Holdings AG	26,722	6,238,869
Schindler Holding AG,
Participation Certificates	1,821	266,988
Schindler Holding AG, Registered Shares	764	109,029
SGS SA	206	506,108
Sika AG	91	221,294
Sonova Holding AG (I)	1,882	226,021

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Switzerland (continued)
STMicroelectronics NV	24,208	$186,435
Sulzer AG	981	168,014
Swiss Life Holding (I)	1,158	171,835
Swiss Prime Site AG (I)	2,297	186,025
Swiss Re, Ltd.	13,654	1,111,217
Swisscom AG	890	411,943
Syngenta AG	3,571	1,492,610
The Swatch Group AG	1,748	177,567
The Swatch Group AG, BR Shares	1,160	675,369
Transocean, Ltd. (I)	14,101	728,576
UBS AG (I)	138,236	2,122,914
Wolseley PLC	10,619	530,692
Xstrata PLC (I)	81,091	1,321,760
Zurich Insurance Group AG (I)	5,672	1,579,654

		43,046,612
Taiwan - 1.8%
Acer, Inc. (I)	53,424	46,484
Advanced Semiconductor Engineering, Inc.	215,933	175,462
Advantech Company, Ltd.	1,811	7,849
Asia Cement Corp.	35,433	42,923
Asia Optical Company, Inc. (I)	79	81
Asustek Computer, Inc.	24,952	297,239
AU Optronics Corp. (I)	163,827	71,616
Catcher Technology Company, Ltd.	8,184	36,878
Cathay Financial Holdings Company, Ltd.	262,335	361,765
Chang Hwa Commercial Bank	79,308	46,555
Cheng Shin Rubber Industry Company, Ltd.	67,548	192,301
Cheng Uei Precision Industry Company, Ltd.	6,949	13,166
China Airlines, Ltd. (I)	26,874	10,483
China Development
Financial Holdings Corp. (I)	213,153	60,952
China Motor Corp.	65	60
China Steel Corp.	425,538	369,918
Chinatrust Financial Holding Company, Ltd.	459,988	274,709
Chunghwa Telecom Company, Ltd.	141,148	435,081
Compal Communications, Inc. (I)	512	545
Compal Electronics, Inc.	79,764	56,416
D-Link Corp.	361	210
Delta Electronics, Inc.	67,331	282,526
E.Sun Financial Holding Company, Ltd.	50,143	30,356
Epistar Corp.	10,064	18,022
Eternal Chemical Company, Ltd.	4,064	3,363
Eva Airways Corp. (I)	23,623	13,971
Evergreen Marine Corp., Ltd. (I)	8,799	5,250
Far Eastern Department Stores Company, Ltd.	19,552	17,478
Far Eastern New Century Corp.	61,134	62,839
Far EasTone
Telecommunications Company, Ltd.	69,159	156,616
First Financial Holding Company, Ltd.	108,731	68,018
Formosa Chemicals & Fibre Corp.	115,740	259,087
Formosa Petrochemical Corp.	24,720	65,020
Formosa Plastics Corp.	148,160	350,607
Formosa Taffeta Company, Ltd.	5,000	4,564
Foxconn Technology Company, Ltd.	13,795	38,111
Fubon Financial Holding Company, Ltd.	211,112	302,937
Hon Hai Precision Industry Company, Ltd.	371,382	1,031,155
HTC Corp.	26,997	220,714
Hua Nan Financial Holdings Company, Ltd.	74,724	43,095
Innolux Corp. (I)	93,794	57,998
Inotera Memories, Inc. (I)	428	121
Inventec Corp.	25,899	9,754
Kinsus Interconnect Technology Corp.	1,035	3,205
Largan Precision Company, Ltd.	1,143	29,938

184

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Lite-On Technology Corp.	38,846	$63,046
Macronix International	49,487	14,228
MediaTek, Inc.	42,340	482,547
Mega Financial Holding Company, Ltd.	331,661	268,884
Mitac International Corp.	2,814	1,039
Mosel Vitelic, Inc. (I)	236	57
Nan Ya Plastics Corp.	175,240	309,368
Novatek Microelectronics Corp., Ltd.	7,361	32,265
Pan-International Industrial (I)	324	271
Pegatron Corp. (I)	32,989	50,792
Pou Chen Corp.	36,641	39,179
Powertech Technology, Inc.	13,149	22,137
President Chain Store Corp.	7,496	41,140
Quanta Computer, Inc.	92,771	204,911
Realtek Semiconductor Corp.	5,940	13,625
Richtek Technology Corp.	2,425	14,016
Shin Kong Financial Holding Company, Ltd. (I)	95,063	29,867
Siliconware Precision Industries Company	54,855	63,443
SinoPac Financial Holdings Company, Ltd.	104,368	49,732
Synnex Technology International Corp.	23,741	42,996
Taishin Financial Holdings Company, Ltd.	69,974	29,273
Taiwan Cement Corp.	60,781	74,971
Taiwan Cooperative Financial Holding	49,514	28,290
Taiwan Fertilizer Company, Ltd.	13,000	31,062
Taiwan Glass Industrial Corp.	11,254	10,322
Taiwan Mobile Company, Ltd.	62,257	210,493
Taiwan Semiconductor
Manufacturing Company, Ltd.	914,227	3,054,321
Teco Electric & Machinery Company, Ltd.	16,000	12,727
TPK Holding Company, Ltd.	8,000	159,696
Transcend Information, Inc.	6,608	21,453
Tripod Technology Corp.	4,110	9,181
Tung Ho Steel Enterprise Corp.	8,132	7,778
U-Ming Marine Transport Corp.	5,000	7,721
Uni-President Enterprises Corp.	153,600	291,185
Unimicron Technology Corp.	20,604	21,281
United Microelectronics Corp.	258,313	96,227
Wafer Works Corp.	142	79
Walsin Lihwa Corp. (I)	28,000	8,064
Wan Hai Lines, Ltd. (I)	5,512	2,925
Wistron Corp.	35,352	38,834
Ya Hsin Industrial Company, Ltd. (I)	36,000	0
Yang Ming Marine Transport Corp. (I)	3,348	1,535
Yuanta Financial Holdings Company, Ltd.	179,932	91,249
Yulon Motor Company, Ltd.	17,510	31,257
Zinwell Corp.	904	736

		11,559,641
Thailand - 0.6%
Advanced Info Service PCL	48,400	390,043
Bangkok Bank PCL	15,300	116,244
Bangkok Bank PCL, Foreign Shares	34,900	269,863
Bangkok Expressway PCL	4,000	5,429
Bank of Ayudhya PCL	112,400	134,550
Banpu PCL	5,500	70,804
BEC World PCL	46,019	100,571
Charoen Pokphand Foods PCL	136,200	153,478
CP ALL PCL	173,500	271,047
Electricity Generating PCL, Foreign Shares	800	4,248
Glow Energy PCL	27,900	70,738
IRPC PCL	528,400	70,369
Kasikornbank PCL, Foreign Shares	61,800	442,658
Krung Thai Bank PCL	164,375	139,201
PTT Exploration & Production PCL	60,147	304,997

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thailand (continued)
PTT Global Chemical PCL	65,273	$154,908
PTT PCL, Foreign Shares	34,300	379,484
Siam Cement PCL, Foreign Shares	11,300	187,102
Siam Commercial Bank PCL	70,748	428,812
Thai Oil PCL	28,800	62,940

		3,757,486
Turkey - 0.5%
Adana Cimento Sanayii TAS, Class A	685	1,544
Akbank TAS	67,697	355,396
Akcansa Cimento AS	635	3,860
Aksigorta AS	3,270	4,267
Anadolu Efes Biracilik Ve Malt Sanayii AS	8,117	130,132
Arcelik AS	6,139	43,423
Asya Katilim Bankasi AS (I)	1,627	2,150
BIM Birlesik Magazalar AS	4,107	200,302
Coca-Cola Icecek AS	2,884	81,705
Emlak Konut Gayrimenkul Yatirim
Ortakligi AS	17,803	28,455
Enka Insaat ve Sanayi AS	19,622	60,716
Eregli Demir ve Celik Fabrikalari TAS	26,650	34,609
Ford Otomotiv Sanayi AS	4,572	65,715
HACI Omer Sabanci Holding AS	31,762	187,858
Is Gayrimenkul Yatirim Ortakligi AS	3,602	2,906
KOC Holdings AS	25,423	147,587
Koza Altin Isletmeleri AS	1,847	43,190
TAV Havalimanlari Holding AS (I)	4,656	30,006
Tupras Turkiye Petrol Rafinerileri AS	4,998	150,301
Turk Hava Yollari (I)	22,058	90,322
Turk Telekomunikasyon AS	22,064	97,820
Turkcell Iletisim Hizmetleri AS (I)	29,771	199,328
Turkiye Garanti Bankasi AS	86,216	457,377
Turkiye Halk Bankasi AS	25,911	277,214
Turkiye Is Bankasi, Class C	60,572	230,424
Turkiye Sise ve Cam Fabrikalari AS	29,230	49,587
Turkiye Vakiflar Bankasi Tao, Class D	22,351	71,680
Yapi ve Kredi Bankasi AS	35,813	110,825

		3,158,699
Ukraine - 0.0%
Kernel Holding SA (I)	1,846	33,521
United Kingdom - 13.1%
3i Group PLC	36,258	174,917
Aberdeen Asset Management PLC	32,456	212,674
Admiral Group PLC	8,824	179,036
Aggreko PLC	10,324	280,692
AMEC PLC	13,168	211,467
Anglo American PLC	53,582	1,379,350
Antofagasta PLC	15,103	226,149
ARM Holdings PLC	51,898	730,043
Associated British Foods PLC	13,331	385,220
AstraZeneca PLC	47,762	2,401,516
Aviva PLC	114,794	517,224
Babcock International Group PLC	14,731	244,133
BAE Systems PLC	127,718	766,614
Balfour Beatty PLC	30,906	110,582
Barclays PLC	443,011	1,963,416
BG Group PLC	130,209	2,235,274
BHP Billiton PLC	80,927	2,349,616
BP PLC, ADR	725,507	5,095,023
British American Tobacco PLC	74,157	3,970,556
British Land Company PLC	32,395	267,692
British Sky Broadcasting Group PLC	42,555	571,168
BT Group PLC	304,155	1,281,586

185

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Bunzl PLC	13,875	$273,632
Burberry Group PLC	16,791	339,386
Capita PLC	24,608	336,764
Capital Shopping Centres Group PLC	20,310	103,345
Carnival PLC	7,468	262,247
Centrica PLC	201,036	1,125,005
Cobham PLC	45,465	168,234
Compass Group PLC	72,462	925,892
Croda International PLC	5,115	213,336
Diageo PLC	95,806	3,016,830
Enquest PLC (I)	3,012	6,709
Eurasian Natural Resources Corp. PLC	9,172	34,349
Evraz PLC	12,663	42,986
G4S PLC	58,577	260,081
GKN PLC	59,980	241,836
GlaxoSmithKline PLC	189,684	4,439,864
Hammerson PLC	26,287	196,953
Hargreaves Lansdown PLC	8,843	116,712
HSBC Holdings PLC	696,765	7,417,683
ICAP PLC	23,327	103,037
IMI PLC	12,138	239,019
Imperial Tobacco Group PLC	38,109	1,334,312
Inmarsat PLC	19,227	205,716
Intercontinental Hotels Group PLC	10,577	323,381
International Consolidated
Airlines Group SA (I)	42,245	163,286
International Personal Finance PLC	84	568
Intertek Group PLC	6,301	325,530
Invensys PLC	34,926	186,859
Investec PLC	23,790	166,032
ITV PLC	141,502	278,438
J Sainsbury PLC	44,909	258,451
Johnson Matthey PLC	8,399	293,788
Kazakhmys PLC	8,303	49,569
Kingfisher PLC	91,500	401,058
Land Securities Group PLC	30,644	386,234
Legal & General Group PLC	222,663	584,801
Lloyds Banking Group PLC (I)	1,628,050	1,211,287
London Stock Exchange Group PLC	7,855	156,829
Marks & Spencer Group PLC	60,423	358,168
Meggitt PLC (I)	28,808	215,740
Melrose Industries PLC	51,335	207,193
National Grid PLC	139,903	1,629,208
Next PLC	6,453	428,860
Old Mutual PLC	187,810	581,104
Pearson PLC	31,278	563,662
Petrofac, Ltd.	10,236	223,032
Prudential PLC	97,134	1,580,605
Reckitt Benckiser Group PLC	25,017	1,795,106
Reed Elsevier PLC	47,073	560,404
Rexam PLC	32,638	261,729
Rio Tinto PLC	51,262	2,414,477
Rolls-Royce Holdings PLC	71,888	1,235,296
Royal Bank of Scotland Group PLC (I)	84,048	353,629
RSA Insurance Group PLC	134,083	237,733
SABMiller PLC	36,390	1,916,502
Schroders PLC	5,056	162,744
Segro PLC	33,442	129,313
Serco Group PLC	19,001	181,584
Severn Trent PLC	8,842	230,122
Smith & Nephew PLC	35,695	412,949
Smiths Group PLC	15,034	288,119
SSE PLC	35,919	811,607

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Standard Chartered PLC	91,216	$2,362,950
Standard Life PLC	93,701	522,645
Subsea 7 SA	11,603	272,184
Tate & Lyle PLC	18,516	239,546
Tesco PLC	310,563	1,805,628
The Sage Group PLC	49,837	260,287
The Weir Group PLC	8,453	290,929
TUI Travel PLC	21,522	106,848
Tullow Oil PLC	34,473	645,256
Unilever PLC	49,670	2,107,363
United Utilities Group PLC	26,610	286,616
Vedanta Resources PLC	4,922	75,267
Vodafone Group PLC	1,874,149	5,319,489
Whitbread PLC	7,297	285,751
WM Morrison Supermarkets PLC	92,199	387,212
WPP PLC	48,919	782,444

		84,273,288
United States - 0.1%
Brookfield Office Properties, Inc.	11,124	190,976
Catamaran Corp. (I)	8,200	434,519
Sims Metal Management, Ltd.	5,577	58,450
Southern Copper Corp. (L)	3,966	149,003

		832,948

TOTAL COMMON STOCKS (Cost $508,414,127)		$614,004,675

PREFERRED SECURITIES - 1.8%
Brazil - 1.3%
AES Tiete SA	4,500	43,647
Banco Bradesco SA	75,608	1,275,879
Banco do Estado do Rio Grande do Sul SA	7,832	67,090
Bradespar SA	8,800	114,445
Braskem SA, A Shares	4,100	27,513
Centrais Eletricas Brasileiras SA	4,300	27,131
Cia Brasileira de Distribuicao Grupo Pao
de Acucar	2,536	133,429
Cia Paranaense de Energia	4,400	67,848
Companhia de Bebidas das Americas	27,019	1,136,516
Companhia de Transmissao de Energia
Eletrica Paulista	1,616	26,798
Companhia Energetica de Minas Gerais	17,986	211,124
Companhia Energetica de Sao Paulo	6,883	69,077
Eletropaulo Metropolitana Eletricidade de
Sao Paulo SA	4,851	23,862
Gerdau SA	31,800	243,605
Itau Unibanco Holding SA	82,000	1,456,380
Itausa - Investimentos Itau SA	92,611	481,215
Klabin SA	17,800	121,823
Lojas Americanas SA	15,656	134,964
Marcopolo SA	9,200	65,332
Metalurgica Gerdau SA	10,700	102,565
Oi SA	30,670	93,494
Petroleo Brasileiro SA	150,651	1,370,266
Telefonica Brasil SA	5,054	134,982
Usinas Siderurgicas de Minas Gerais SA	10,150	54,197
Vale SA	71,900	1,190,179

		8,673,361
Germany - 0.4%
Bayerische Motoren Werke AG	1,808	115,527
Henkel AG & Company KGaA	6,820	656,647
Porsche Automobil Holding SE	5,849	427,806
ProSiebenSat.1 Media AG	4,045	144,491

186

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES (continued)
Germany (continued)
RWE AG (L)	1,550	$55,600
Volkswagen AG	5,487	1,090,711

		2,490,782
South Korea - 0.1%
Hyundai Motor Company, Ltd.	1,066	75,829
Hyundai Motor Company, Ltd., 2nd Preferred	1,556	118,889
Hyundai Securities Company	980	6,774
LG Chem, Ltd.	411	33,013
Samsung Electronics Company, Ltd.	766	599,215

		833,720

TOTAL PREFERRED SECURITIES (Cost $9,331,341)		$11,997,863

RIGHTS - 0.0%
Caixabank (I)(N)	34,807	$2,365

TOTAL RIGHTS (Cost $2,723)		$2,365

WARRANTS - 0.0%
Kinross Gold Corp. (Expiration Date:
09/17/2014; Strike Price: $21.30) (I)	1,210	226

TOTAL WARRANTS (Cost $5,766)		$226

SECURITIES LENDING COLLATERAL - 6.5%
John Hancock Collateral
Investment Trust, 0.2481% (W)(Y)	4,166,748	$41,703,733

TOTAL SECURITIES LENDING
COLLATERAL (Cost $41,703,228)		$41,703,733

SHORT-TERM INVESTMENTS - 1.6%
Money Market Funds - 1.6%
AIM Short-Term Investment Trust, STIC Prime
Portfolio, Institutional Class, 0.1200% (Y)	10,128,209	10,128,209

TOTAL SHORT-TERM INVESTMENTS (Cost $10,128,209)		$10,128,209

Total Investments (International Equity Index Trust B)
(Cost $569,585,394) - 105.2%		$677,837,071
Other assets and liabilities, net - (5.2%)		(33,485,859)

TOTAL NET ASSETS - 100.0%		$644,351,212

International Growth Stock Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 90.8%
Australia - 5.1%
BHP Billiton, Ltd.	136,486	$4,670,550
Brambles, Ltd.	1,143,439	10,118,476
CSL, Ltd.	96,331	5,965,421
WorleyParsons, Ltd.	230,523	5,948,888

		26,703,335
Belgium - 2.0%
Anheuser-Busch InBev NV	103,494	10,257,527
Brazil - 1.9%
Banco Bradesco SA, ADR	587,232	9,994,690
Canada - 8.5%
Agrium, Inc.	54,130	5,278,454
Canadian National Railway Company	46,508	4,674,378

International Growth Stock Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Canadian Natural Resources, Ltd.	83,140	$2,665,620
Cenovus Energy, Inc.	164,804	5,103,838
CGI Group, Inc., Class A (I)	248,133	6,744,059
Fairfax Financial Holdings, Ltd.	13,810	5,392,405
Potash Corp. of Saskatchewan, Inc.	141,489	5,557,327
Suncor Energy, Inc.	302,141	9,053,671

		44,469,752
China - 3.7%
Baidu, Inc., ADR (I)	99,846	8,756,494
CNOOC, Ltd.	2,410,000	4,612,952
Industrial & Commercial Bank of China, Ltd.,
H Shares	8,331,000	5,854,250

		19,223,696
Denmark - 0.9%
Novo Nordisk A/S, Class B	29,985	4,894,765
France - 4.6%
Eutelsat Communications	113,439	4,002,293
L’Oreal SA	16,582	2,631,067
Publicis Groupe SA	127,224	8,540,648
Schneider Electric SA	81,255	5,943,224
Sodexo	29,315	2,733,334

		23,850,566
Germany - 7.3%
Adidas AG	90,690	9,416,605
Allianz SE	28,333	3,849,799
Deutsche Boerse AG	65,720	3,980,032
Deutsche Post AG	164,598	3,798,440
Fresenius Medical Care AG &
Company KGaA	72,208	4,874,881
SAP AG	154,164	12,354,633

		38,274,390
Hong Kong - 3.0%
China Mobile, Ltd.	405,000	4,288,129
Galaxy Entertainment Group, Ltd. (I)	1,412,000	5,916,695
Hutchison Whampoa, Ltd.	532,000	5,569,667

		15,774,491
Ireland - 0.5%
Shire PLC	91,921	2,799,421
Israel - 1.8%
Teva Pharmaceutical Industries, Ltd., ADR	232,623	9,230,481
Japan - 4.9%
Denso Corp.	101,400	4,311,761
FANUC Corp.	37,500	5,769,232
Keyence Corp.	20,000	6,144,277
Komatsu, Ltd.	104,900	2,503,571
Toyota Motor Corp.	132,200	6,813,125

		25,541,966
Mexico - 2.7%
America Movil SAB de CV, Series L, ADR	155,399	3,257,163
Fomento Economico Mexicano SAB
de CV, ADR	35,688	4,050,588
Grupo Televisa SAB, ADR	262,668	6,989,595

		14,297,346
Netherlands - 2.3%
Royal Dutch Shell PLC, B Shares	166,008	5,524,132
Unilever NV	163,124	6,687,143

		12,211,275

187

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

International Growth Stock Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Russia - 0.4%
Gazprom OAO, (London Exchange), ADR	267,887	$2,297,841
Singapore - 3.6%
Avago Technologies, Ltd.	201,144	7,225,092
Keppel Corp., Ltd.	748,200	6,769,554
United Overseas Bank, Ltd.	294,000	4,839,543

		18,834,189
South Korea - 2.8%
Hyundai Mobis	29,744	8,324,256
NHN Corp.	25,457	6,161,261

		14,485,517
Spain - 1.4%
Amadeus IT Holding SA, A Shares	262,225	7,098,667
Sweden - 4.8%
Investment AB Kinnevik, B Shares	152,628	3,701,661
Investor AB, B Shares	224,230	6,485,993
Swedbank AB, Class A	257,067	5,857,075
Telefonaktiebolaget LM Ericsson, B Shares	364,997	4,554,233
Volvo AB, Series B	305,210	4,447,220

		25,046,182
Switzerland - 10.0%
ABB, Ltd. (SIX Swiss Exchange) (I)	307,140	6,936,352
Informa PLC	594,657	4,771,664
Julius Baer Group, Ltd. (I)	141,575	5,515,126
Nestle SA	113,816	8,234,135
Novartis AG	84,194	5,995,576
Roche Holdings AG	42,978	10,034,208
Syngenta AG	19,843	8,293,994
UBS AG (I)	171,708	2,636,949

		52,418,004
Taiwan - 1.0%
Taiwan Semiconductor
Manufacturing Company, Ltd.	1,633,000	5,455,654
Turkey - 1.1%
Akbank TAS	1,064,710	5,589,513
United Kingdom - 16.5%
BG Group PLC	426,140	7,315,468
British American Tobacco PLC	192,939	10,330,466
British Sky Broadcasting Group PLC	420,214	5,640,061
Centrica PLC	826,953	4,627,661
Compass Group PLC	993,571	12,695,468
Imperial Tobacco Group PLC	255,397	8,942,228
Kingfisher PLC	1,234,183	5,409,600
Next PLC	82,696	5,495,897
Reed Elsevier PLC	1,169,997	13,928,821
Smith & Nephew PLC	388,821	4,498,196
WPP PLC	459,824	7,354,741

		86,238,607

TOTAL COMMON STOCKS (Cost $411,255,074)		$474,987,875

PREFERRED SECURITIES - 1.0%
Germany - 1.0%
Volkswagen AG	27,195	5,405,845

TOTAL PREFERRED SECURITIES (Cost $4,441,036)		$5,405,845

International Growth Stock Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 7.8%
Money Market Funds - 7.8%
State Street Institutional Liquid Reserves
Fund, 0.1355% (Y)	$40,856,938	40,856,938

TOTAL SHORT-TERM INVESTMENTS (Cost $40,856,938)		$40,856,938

Total Investments (International Growth Stock Trust)
(Cost $456,553,048) - 99.6%		$521,250,658
Other assets and liabilities, net - 0.4%		1,896,193

TOTAL NET ASSETS - 100.0%		$523,146,851

International Small Company Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.8%
Australia - 5.9%
Aditya Birla Minerals, Ltd.	16,006	$7,258
AED Oil, Ltd. (I)	17,758	2,681
AJ Lucas Group, Ltd. (I)	6,337	8,113
Alkane Resources, Ltd. (I)	4,753	2,875
Alliance Resources, Ltd. (I)	22,348	3,633
Amalgamated Holdings, Ltd.	8,898	75,548
APN News & Media, Ltd.	27,123	10,401
Aquila Resources, Ltd. (I)	9,515	19,654
Arafura Resources, Ltd. (I)	20,511	3,002
ARB Corp., Ltd.	6,954	91,670
Aristocrat Leisure, Ltd.	27,834	106,749
ASG Group, Ltd.	16,688	7,292
Ausdrill, Ltd.	38,430	116,486
Ausenco, Ltd.	7,289	29,412
Austal, Ltd. (I)	23,155	16,106
Austbrokers Holdings, Ltd.	4,308	44,151
Austin Engineering, Ltd.	7,179	43,577
Australian Agricultural Company, Ltd. (I)	12,266	16,500
Automotive Holdings Group	33,552	145,799
AWE, Ltd. (I)	36,008	48,755
Bandanna Energy, Ltd. (I)	1,544	275
Beach Energy, Ltd.	136,945	201,865
Beadell Resources, Ltd. (I)	37,445	35,558
Billabong International, Ltd. (I)	15,622	11,866
Blackmores, Ltd.	1,382	43,722
Bradken, Ltd. (L)	10,103	68,902
Brickworks, Ltd.	1,798	24,387
BT Investment Management, Ltd.	3,141	10,350
Cabcharge Australia, Ltd.	9,047	43,320
Cape Lambert Iron Ore, Ltd. (I)	61,857	11,967
Cardno, Ltd.	7,141	51,238
Carnarvon Petroleum, Ltd. (I)	56,316	2,823
Chandler Macleod, Ltd.	23,343	14,350
Citigold Corp., Ltd. (I)	12,839	736
Clough, Ltd.	20,047	27,584
Coal of Africa, Ltd. (I)	28,467	5,977
Coalspur Mines, Ltd. (I)	22,551	12,160
Cockatoo Coal, Ltd. (I)	84,085	5,863
Coffey International, Ltd. (I)	25,659	11,250
Compass Resources, Ltd. (I)	15,577	0
CSG, Ltd.	23,845	18,276
CSR, Ltd.	40,665	87,442
CuDECO, Ltd. (I)	8,580	30,473
Cue Energy Resources, Ltd. (I)	5,000	703
David Jones, Ltd.	23,785	74,281

188

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Deep Yellow, Ltd. (I)	57,118	$2,855
Devine, Ltd.	8,467	8,033
Discovery Metals, Ltd. (I)	22,724	14,939
Downer EDI, Ltd.	791	4,102
DuluxGroup, Ltd.	21,139	98,110
DWS Advanced Business Solutions, Ltd.	12,684	19,933
Elders, Ltd. (I)	48,521	6,084
Emeco Holdings, Ltd.	61,822	40,584
Energy World Corp., Ltd. (I)	75,962	29,388
Envestra, Ltd.	85,048	93,529
Evolution Mining, Ltd. (I)	26,424	40,463
Fantastic Holdings, Ltd.	4,687	15,436
FKP Property Group	19,106	31,517
Fleetwood Corp., Ltd.	5,216	50,552
FlexiGroup, Ltd.	15,968	66,961
Flinders Mines, Ltd. (I)	102,814	6,420
Focus Minerals, Ltd. (I)	124,710	2,861
Gindalbie Metals, Ltd. (I)	51,157	11,256
Goodman Fielder, Ltd. (I)	209,597	155,411
Grange Resources Corp., Ltd.	101,992	23,035
Gryphon Minerals, Ltd. (I)	17,464	6,353
GUD Holdings, Ltd.	6,387	47,898
Gujarat NRE Coking Coal, Ltd. (I)	3,510	732
Gunns, Ltd. (I)	91,122	15,179
GWA International, Ltd.	18,833	49,679
Hastie Group, Ltd. (I)	2,492	415
Hillgrove Resources Ltd. (I)	71,641	7,344
Hills Industries, Ltd.	29,039	33,882
Horizon Oil, Ltd. (I)	90,132	38,972
iiNET, Ltd.	15,854	85,941
Imdex, Ltd.	15,820	20,250
IMF Australia, Ltd.	10,109	18,145
Independence Group NL	16,664	69,231
Indophil Resources NL (I)	145,281	48,518
Infigen Energy (I)	81,696	22,954
International Ferro Metals, Ltd. (I)	24,339	3,689
Intrepid Mines, Ltd. (I)	32,053	8,377
Invocare, Ltd.	7,061	81,002
IOOF Holdings, Ltd.	18,395	159,640
Iress, Ltd.	5,989	48,630
Ivanhoe Australia, Ltd. (I)	7,998	2,216
JB Hi-Fi, Ltd. (L)	5,227	80,608
Kagara, Ltd. (I)	48,216	6,024
Karoon Gas Australia, Ltd. (I)	6,513	34,854
Kingsgate Consolidated, Ltd.	8,151	33,148
Linc Energy, Ltd. (I)	22,798	53,787
M2 Telecommunications Group, Ltd.	14,009	71,859
Macmahon Holdings, Ltd.	112,440	27,069
Matrix Composites & Engineering, Ltd.	1,943	2,190
McPherson’s, Ltd.	7,978	18,763
Medusa Mining, Ltd.	7,559	33,969
Mermaid Marine Australia, Ltd.	14,850	58,398
Metals X, Ltd. (I)	140,431	22,017
Mincor Resources NL	19,890	15,107
Mineral Deposits, Ltd. (I)	4,722	18,521
Mirabela Nickel, Ltd. (I)	61,772	18,060
Molopo Energy, Ltd. (I)	5,287	1,624
Mount Gibson Iron, Ltd.	10,942	5,938
Myer Holdings, Ltd.	45,216	139,174
Nexus Energy, Ltd. (I)	112,125	18,659
NIB Holdings, Ltd.	43,000	101,921
Nido Petroleum, Ltd. (I)	140,525	3,942
Northern Star Resources, Ltd.	24,433	26,587

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
NRW Holdings, Ltd.	18,377	$31,636
Nufarm, Ltd.	14,896	61,365
Oakton, Ltd.	7,538	10,049
OceanaGold Corp. (I)	21,200	60,312
OrotonGroup, Ltd.	3,034	22,717
Otto Energy, Ltd. (I)	63,569	5,300
Pacific Brands, Ltd.	68,225	61,333
Pan Pacific Petroleum NL	39,039	4,276
Panoramic Resources, Ltd.	21,653	8,411
PaperlinX, Ltd. (I)	67,848	6,188
Peet, Ltd. (I)	9,595	12,489
Perilya, Ltd. (I)	61,419	16,032
Perpetual, Ltd.	2,322	97,802
Perseus Mining, Ltd. (I)	29,724	55,886
Pharmaxis, Ltd. (I)	25,383	8,768
PMP, Ltd.	32,750	7,720
Premier Investments, Ltd.	4,278	38,263
Prime Retirement & Aged
Care Property Trust (I)	14,396	0
Programmed Maintenance Services, Ltd.	12,923	34,615
Ramelius Resources, Ltd. (I)	2,953	1,064
REA Group, Ltd.	2,042	59,101
Reckon, Ltd.	11,034	27,606
Redflex Holdings, Ltd.	3,279	2,758
Resolute Mining, Ltd.	56,262	78,173
Resource Generation, Ltd. (I)	9,069	2,439
Retail Food Group, Ltd.	6,290	23,580
Ridley Corp., Ltd.	19,156	18,538
Roc Oil Company, Ltd. (I)	64,961	33,845
SAI Global, Ltd.	14,082	49,487
Sandfire Resources NL (I)	3,643	22,919
Saracen Mineral Holdings, Ltd. (I)	15,052	4,490
Sedgman, Ltd.	11,057	10,290
Senex Energy, Ltd. (I)	87,382	61,778
Servcorp, Ltd.	5,074	19,961
Sigma Pharmaceuticals, Ltd.	207,664	160,410
Silex Systems, Ltd. (I)	1,955	6,743
Silver Lake Resources, Ltd. (I)	29,625	65,216
Sirtex Medical, Ltd.	2,941	34,083
Skilled Group, Ltd.	4,165	15,471
SMS Management & Technology, Ltd.	3,796	20,111
Southern Cross Media Group, Ltd.	58,632	95,640
Specialty Fashion Group, Ltd.	12,034	14,938
St. Barbara, Ltd. (I)	33,049	41,473
Straits Metals, Ltd. (I)	26,265	1,096
STW Communications Group, Ltd.	25,254	38,557
Sundance Resources, Ltd. (I)	164,268	35,916
Super Cheap Auto Group, Ltd.	575	7,412
Technology One, Ltd.	17,402	32,061
Ten Network Holdings, Ltd. (I)	108,747	36,362
TFS Corp., Ltd. (I)	19,836	11,187
The Reject Shop, Ltd.	2,561	44,620
Tiger Resources, Ltd. (I)	50,647	17,194
Tox Free Solutions, Ltd.	8,380	29,110
Transfield Services, Ltd.	40,071	76,426
Transpacific Industries Group, Ltd. (I)	18,498	19,164
Troy Resources NL	6,603	14,917
UXC, Ltd.	17,598	22,619
Village Roadshow, Ltd.	23,279	118,589
Virgin Australia Holdings, Ltd. (I)	353,418	152,955
Virgin Australia International Holdings, Ltd. (I)	359,466	1,871
Watpac, Ltd. (I)	11,170	7,972
Webjet, Ltd.	11,954	59,235

189

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Western Areas NL (L)	8,357	$29,792
White Energy Company, Ltd. (I)	9,845	1,756
Wide Bay Australia, Ltd.	607	3,434
Windimurra Vanadium, Ltd. (I)	3,292	0
Wotif.com Holdings, Ltd. (L)	6,934	35,731

		6,089,017
Austria - 1.1%
AMS AG	1,784	201,403
Austria Technologie & Systemtechnik AG	217	1,890
CA Immobilien Anlagen AG	722	9,516
CAT Oil AG	3,036	36,212
EVN AG	1,566	22,695
Flughafen Wien AG	1,080	64,388
Frauenthal Holdings AG	62	652
Intercell AG (I)	3,233	7,009
Kapsch Trafficcom AG	191	9,082
Lenzing AG	51	4,274
Mayr-Melnhof Karton AG	551	60,364
Oesterreichische Post AG	4,652	200,430
Palfinger AG	1,137	33,025
RHI AG	2,979	96,733
Rosenbauer International AG	174	11,712
S IMMO AG	1,298	7,802
S&T AG (I)	641	1,887
Schoeller-Bleckmann Oilfield Equipment AG	1,435	143,476
Semperit AG Holding	128	4,944
Wienerberger AG (L)	8,352	99,878
Zumtobel AG	5,975	68,985

		1,086,357
Bahamas - 0.0%
United International Enterprises	65	11,013
Belgium - 1.2%
Ackermans & Van Haaren NV	1,723	145,646
AGFA Gevaert NV (I)	43,110	59,389
Arseus NV	1,641	42,988
Banque Nationale de Belgique	9	31,711
Barco NV	780	68,277
Compagnie d’Entreprises CFE	687	40,129
Compagnie Maritime Belge SA	1,387	27,354
D’ieteren SA	3,844	175,794
Deceuninck Plastics NV (I)	7,720	13,368
Econocom Group	4,944	39,927
Elia System Operator SA	3,207	114,454
Euronav NV (I)	2,340	10,438
EVS Broadcast Equipment SA	811	52,110
Exmar NV	836	8,269
Galapagos NV (I)	2,443	59,767
Gimv NV	23	1,150
Kinepolis Group NV (I)	719	90,285
Melexis NV	1,922	35,968
Nyrstar	19,549	64,540
Sipef SA	356	28,840
Tessenderlo Chemie NV	1,615	37,971
ThromboGenics NV (I)	1,612	77,823
Van de Velde NV (I)	356	15,632

		1,241,830
Bermuda - 0.5%
Catlin Group, Ltd.	29,759	236,026
Frontline, Ltd. (I)(L)	3,470	7,732
Golden Ocean Group, Ltd. (I)	34,000	33,054

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Bermuda (continued)
Hiscox, Ltd. (I)	23,931	$200,244

		477,056
Canada - 8.9%
5N Plus, Inc. (I)	3,515	7,405
Aastra Technologies, Ltd	2,000	39,671
Absolute Software Corp.	3,900	20,693
Advantage Oil & Gas, Ltd. (I)	19,100	70,695
Aecon Group, Inc.	5,300	68,034
AG Growth International, Inc.	1,100	35,842
AGF Management, Ltd., Class B	6,598	70,017
Akita Drilling, Ltd.	1,500	16,538
Alamos Gold, Inc.	2,700	37,077
Alexco Resource Corp. (I)	4,800	15,829
Algonquin Power & Utilities Corp.	9,200	67,380
Alliance Grain Traders, Inc.	1,218	15,563
Alterra Power Corp. (I)	15,708	4,794
Altius Minerals Corp. (I)	3,100	36,589
Anderson Energy, Ltd. (I)	8,700	1,584
Angle Energy, Inc. (I)	5,300	16,121
Antrim Energy, Inc. (I)	15,500	2,594
Asanko Gold, Inc. (I)	6,600	21,115
Astral Media, Inc.	4,349	209,947
Atrium Innovations, Inc. (I)	2,400	28,469
ATS Automation Tooling Systems, Inc. (I)	8,247	80,371
Augusta Resource Corp. (I)	8,429	21,656
Aura Minerals, Inc. (I)	10,300	3,447
Aurizon Mines, Ltd. (I)	14,000	61,328
Avalon Rare Metals, Inc. (I)	5,100	5,522
B2Gold Corp. (I)	28,406	86,405
Bankers Petroleum, Ltd. (I)	23,800	62,555
Bellatrix Exploration, Ltd. (I)	6,720	43,263
Birch Mountain Resources, Ltd. (I)	9,200	5
Birchcliff Energy, Ltd. (I)	9,700	81,832
Black Diamond Group, Ltd. (L)	2,750	56,984
BlackPearl Resources, Inc. (I)	24,200	55,506
BMTC Group, Inc., Class A (I)	500	6,704
Bonterra Energy Corp.	1,500	72,870
Boralex, Inc. (I)	2,500	26,210
Brigus Gold Corp. (I)	14,000	11,852
Burcon Nutrascience Corp. (I)	2,500	7,506
Calfrac Well Services, Ltd.	2,151	57,785
Calvalley Petroleums, Inc. (I)	6,909	14,283
Canaccord Financial, Inc. (Toronto Exchange)	6,371	42,772
Canada Bread Company, Ltd.	1,260	62,017
Canadian Energy Services & Technology Corp.	2,031	24,791
Canam Group, Inc. (I)	4,200	35,102
Canexus Corp.	300	2,631
Canfor Pulp Products, Inc.	2,715	29,292
Cangene Corp. (I)	100	285
Canyon Services Group, Inc.	4,068	44,530
Capital Power Corp.	3,719	77,613
Capstone Infrastructure Corp.	4,454	18,634
Capstone Mining Corp. (I)	23,967	53,320
Cardero Resource Corp. (I)	7,100	2,062
Carpathian Gold, Inc. (I)	24,200	6,670
Cascades, Inc.	6,800	30,123
CCL Industries, Inc.	3,600	212,275
Celestica, Inc. (I)	17,900	144,490
Centerra Gold, Inc.	9,842	58,615
Cequence Energy, Ltd. (I)	2,335	4,068
China Gold
International Resources Corp., Ltd. (I)	12,500	47,251
Chinook Energy, Inc. (I)	3,544	4,012

190

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Churchill Corp.	1,600	$11,844
Cineplex, Inc.	2,000	67,884
Clarke, Inc.	2,800	12,955
Claude Resources, Inc. (I)	10,900	5,043
Cline Mining Corp. (I)	9,200	770
CML Healthcare, Inc.	7,000	50,027
Cogeco Cable, Inc.	1,000	44,908
Cogeco, Inc.	345	14,383
Colabor Group, Inc.	649	4,766
COM DEV International, Ltd. (I)	8,800	34,564
Computer Modelling Group, Ltd.	1,060	22,007
Connacher Oil and Gas, Ltd. (I)	52,700	8,041
Contrans Group, Inc., Class A	2,800	33,296
Copper Mountain Mining Corp. (I)	8,800	23,563
Corridor Resources, Inc. (I)	4,930	3,300
Corus Entertainment, Inc.	4	103
Cott Corp.	8,900	89,889
Crew Energy, Inc. (I)	11,300	79,757
Davis & Henderson Corp.	4,533	97,456
Deethree Exploration, Ltd. (I)	200	1,297
Delphi Energy Corp. (I)	20,245	24,114
Denison Mines Corp. (I)	33,028	45,193
DirectCash Payments, Inc.	500	12,389
Dominion Diamond Corp. (I)	7,361	120,286
Dorel Industries, Inc., Class B	3,200	128,995
Duluth Metals, Ltd. (I)	8,700	16,615
Dundee Precious Metals, Inc. (I)	11,000	85,544
Eastern Platinum, Ltd. (I)	140,500	20,055
Eastmain Resources, Inc. (I)	7,100	4,543
Easyhome, Ltd.	1,446	14,462
Eco Oro Minerals Corp. (I)	4,600	4,347
Enbridge Income Fund Holdings, Inc.	1,765	44,062
Endeavour Silver Corp. (I)	5,307	33,069
Enerflex, Ltd.	4,700	64,403
Energy Fuels, Inc. (I)	36,529	5,574
Enghouse Systems, Ltd.	600	11,807
Entree Gold, Inc. (I)	7,400	2,695
Equitable Group, Inc.	400	14,971
Essential Energy Services, Ltd.	3,768	8,234
Evertz Technologies, Ltd.	1,712	26,493
Excellon Resources, Inc. (I)	2,000	906
Exco Technologies, Ltd.	2,900	17,842
Exeter Resource Corp. (I)	230	276
Extendicare, Inc.	1,246	9,935
Firm Capital Mortgage Investment Corp.	1,100	14,748
First National Financial Corp.	700	11,852
FirstService Corp. (I)	2,400	80,020
Forsys Metals Corp. (I)	400	260
Fortress Paper, Ltd. (I)	900	7,353
Fortuna Silver Mines, Inc. (I)	6,199	26,728
Fortune Minerals, Ltd. (I)	2,450	1,109
Gamehost, Inc.	100	1,285
Genivar, Inc.	1,373	31,884
Glacier Media, Inc.	6,100	11,409
Glentel, Inc.	1,400	27,081
Gluskin Sheff & Associates, Inc.	1,300	23,227
GMP Capital, Inc.	3,026	19,541
Gran Tierra Energy, Inc. (I)	19,353	112,973
Great Canadian Gaming Corp. (I)	3,900	35,973
Great Panther Silver, Ltd. (I)	14,100	18,599
Guyana Goldfields, Inc. (I)	6,600	18,322
Hanfeng Evergreen, Inc. (I)	200	372
Heroux-Devtek, Inc.	1,600	12,679

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Horizon North Logistics, Inc.	5,748	$32,309
HudBay Minerals, Inc.	11,202	107,736
IBI Group, Inc.	900	4,890
IMAX Corp. (I)	2,613	69,836
Imperial Metals Corp. (I)	4,600	67,697
Innergex Renewable Energy, Inc.	5,656	53,673
Insignia Energy, Ltd. (I)	2,410	1,708
International Forest Products, Ltd. (I)	2,050	21,008
International Tower Hill Mines, Ltd. (I)	2,300	3,509
Intertape Polymer Group, Inc.	4,500	48,905
Ivanhoe Energy, Inc. (I)	25,500	16,818
Just Energy Group, Inc. (L)	11,140	73,144
K-Bro Linen, Inc.	600	19,432
KAB Distribution, Inc. (I)	7,076	1
Katanga Mining, Ltd. (I)	87,256	62,703
Kelt Exploration, Ltd. (I)	95	619
Killam Properties, Inc.	3,456	40,825
Kingsway Financial Services, Inc. (I)	2,025	8,213
Kirkland Lake Gold, Inc. (I)	4,664	24,701
Lake Shore Gold Corp. (I)(L)	24,100	14,472
Laurentian Bank of Canada	2,814	121,773
Le Chateau, Inc. (I)	1,700	5,037
Legacy Oil & Gas, Inc. (I)	12,446	66,772
Leisureworld Senior Care Corp.	1,555	19,609
Leon’s Furniture, Ltd.	5,526	66,909
Linamar Corp.	4,251	101,353
Long Run Exploration, Ltd. (I)	6,886	30,707
Major Drilling Group International	6,900	61,471
Maple Leaf Foods, Inc.	8,000	108,205
Martinrea International, Inc. (I)	8,593	69,194
Maxim Power Corp. (I)	4,800	14,648
Mega Uranium, Ltd. (I)	24,000	3,308
Mercator Minerals, Ltd. (I)	19,100	6,863
Migao Corp. (L)	3,000	3,426
Minera Andes Acquisition Corp. (I)	12,375	35,206
Mood Media Corp. (I)	6,130	6,215
Morneau Shepell, Inc.	3,098	39,859
Mullen Group, Ltd.	3,000	66,122
Nautilus Minerals, Inc. (I)	24,663	6,191
Nevsun Resources, Ltd.	758	2,925
Newalta, Inc.	5,900	84,796
Norbord, Inc. (I)	940	31,998
Nordion, Inc.	12,578	83,453
North American Palladium, Ltd. (I)	7,400	10,563
Northland Power, Inc. (L)	3,678	66,981
NuVista Energy, Ltd. (I)	9,573	61,254
Paladin Labs, Inc. (I)	700	32,511
Parex Resources, Inc. (I)	6,263	28,545
Parkland Fuel Corp.	2,300	38,716
Pason Systems, Inc. (L)	6,600	115,127
Perpetual Energy, Inc. (I)	1,456	1,620
PetroBakken Energy, Ltd. (L)	1,678	14,586
Petrobank Energy & Resources, Ltd. (I)	1,519	1,047
Petrominerales, Ltd. (L)	3,400	20,684
PHX Energy Services Corp.	700	6,436
Pilot Gold, Inc. (I)	3,109	5,142
Pine Cliff Energy, Ltd. (I)	36	31
Platinum Group Metals, Ltd. (I)	5,000	7,038
Polymet Mining Corp. (I)(L)	7,903	9,491
Poseidon Concepts Corp.	3,270	869
Premium Brands Holdings Corp.	1,400	26,171
Primero Mining Corp. (I)	369	2,463
Pulse Seismic, Inc.	5,782	17,815

191

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
QLT, Inc. (I)	100	$886
Questerre Energy Corp. (I)	37,200	34,422
Reitmans Canada, Ltd.	154	1,522
Reitmans Canada, Ltd., Class A (L)	7,000	71,182
Resverlogix Corp. (I)(L)	1,700	4,585
Richelieu Hardware, Ltd.	1,400	54,024
Richmont Mines, Inc. (I)	2,000	5,473
RMP Energy, Inc. (I)	4,700	18,877
Rogers Sugar, Inc.	4,174	25,722
RONA, Inc.	10,343	113,831
RS Technologies, Inc. (I)	152	5
Rubicon Minerals Corp. (I)	15,700	38,174
Russel Metals, Inc. (L)	7,189	204,237
Sabina Gold & Silver Corp. (I)	2,375	4,419
San Gold Corp. (I)	15,200	4,339
Sandvine Corp. (I)	11,600	22,952
Santonia Energy, Inc. (I)	8,600	12,445
Savanna Energy Services Corp. (L)	5,222	35,213
Scorpio Mining Corp. (I)	8,900	6,133
Secure Energy Services, Inc. (I)	3,037	36,533
SEMAFO, Inc.	13,893	34,738
Sherritt International Corp. (L)	23,100	114,607
Shore Gold, Inc. (I)	22,600	4,449
Sierra Wireless, Inc. (I)	3,200	34,052
Silver Standard Resources, Inc. (I)	6,000	63,316
Softchoice Corp.	500	8,239
Southern Pacific Resource Corp. (I)	14,216	11,195
SouthGobi Energy Resources, Ltd. (I)	4,900	9,647
Sprott Resource Corp.	9,300	41,746
Sprott Resource Lending Corp.	9,200	12,679
Sprott, Inc.	5,300	18,261
Stantec, Inc.	4,700	207,321
Stella-Jones, Inc.	100	7,464
Student Transportation of America, Ltd. (L)	5,290	33,901
SunOpta, Inc. (I)	6,708	48,468
Superior Plus Corp. (L)	8,000	93,715
Taseko Mines, Ltd. (I)	25,500	71,039
Teranga Gold Corp., ADR (I)	12,432	13,936
The Cash Store Financial Services, Inc.	2,451	6,225
The Descartes Systems Group, Inc. (I)	6,000	56,229
The North West Company, Inc.	2,983	68,096
Theratechnologies, Inc. (I)	3,586	988
Timminco, Ltd. (I)	8,700	6
Timmins Gold Corp. (I)	6,378	18,459
TLC Vision Corp. (I)	3,400	17
TORC Oil & Gas, Ltd. (I)	8,900	17,172
Toromont Industries, Ltd.	5,100	117,026
Torstar Corp.	6,800	50,070
Total Energy Services, Inc.	8,400	117,419
Transcontinental, Inc., Class A (L)	5,983	74,268
TransForce, Inc.	7,918	170,699
TransGlobe Energy Corp. (I)	5,600	47,960
Transition Therapeutics, Inc. (I)	2,700	5,316
Trican Well Service, Ltd.	7,500	110,006
Trinidad Drilling, Ltd. (L)	11,797	85,471
Twin Butte Energy, Ltd.	8,287	20,068
Uni-Select, Inc.	1,500	29,148
Valener, Inc.	690	10,936
Vecima Networks, Inc.	2,779	12,994
Virginia Mines, Inc. (I)	600	5,836
Vitran Corp., Inc. (I)	600	3,621
Wajax Corp.	1,300	48,860
Wesdome Gold Mines, Ltd. (I)	8,000	4,725

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Whitecap Resources, Inc.	5,306	$50,508
Wi-LAN, Inc.	9,800	39,746
Winpak, Ltd.	200	3,800
Xtreme Drilling and Coil Services Corp. (I)	3,452	7,102
Zargon Oil & Gas, Ltd.	1,173	8,510
ZCL Composites, Inc.	3,500	18,088

		9,129,117
Cayman Islands - 0.0%
Endeavour Mining Corp. (I)	19,325	28,535
China - 0.1%
Bund Center Investment, Ltd.	152,000	28,235
Sound Global, Ltd.	51,000	22,671
SunVic Chemical Holdings, Ltd. (I)	26,000	8,515

		59,421
Cyprus - 0.0%
Deep Sea Supply PLC (I)	11,000	18,678
Songa Offshore SE (I)	14,000	13,722

		32,400
Denmark - 1.0%
ALK-Abello A/S	491	35,492
Alm Brand A/S (I)	5,370	18,642
Amagerbanken A/S (I)	25,580	0
Ambu A/S	7	243
Auriga Industries (I)	1,693	37,469
Bang & Olufsen A/S (I)	3,937	35,269
Bavarian Nordic A/S (I)	1,856	22,008
D/S Norden A/S	2,246	72,606
DFDS A/S	33	1,946
East Asiatic Company, Ltd. A/S (I)	1,511	26,096
Genmab A/S (I)	3,300	76,726
IC Companys A/S	807	18,633
Jyske Bank A/S (I)	1,785	61,147
Lan & Spar Bank A/S	225	10,831
NKT Holding A/S	2,489	92,457
Ringkjoebing Landbobank A/S	386	57,566
Rockwool International A/S	36	4,402
Royal Unibrew A/S	750	66,783
Schouw & Company A/S	1,959	67,830
SimCorp A/S	537	144,088
Solar Holdings A/S	603	30,170
Spar Nord Bank A/S (I)	9,884	53,940
Sydbank A/S (I)	5,133	105,092
Vestjysk Bank A/S (I)	155	211

		1,039,647
Finland - 2.4%
Ahlstrom OYJ	63	977
Alma Media OYJ	4,110	19,500
Amer Sports OYJ (L)	21,685	358,529
Atria PLC	1,021	8,725
Cargotec Corp. OYJ	5,393	166,041
Citycon OYJ	2,081	5,955
Cramo OYJ	2,993	37,163
Elektrobit Corp.	2,752	2,818
F-Secure OYJ	7,159	15,623
Finnair OYJ	3,281	10,750
Finnlines OYJ (I)	4,379	39,910
Fiskars Corp.	3,512	78,871
HKScan OYJ	316	1,525
Huhtamaki OYJ	5,884	115,798
Ilkka-Yhtyma OYJ	1,535	7,437

192

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Finland (continued)
Kemira OYJ (L)	8,272	$114,829
Konecranes OYJ (L)	4,353	144,211
Lannen Tehtaat OYJ	696	13,870
Metsa Board OYJ	44,242	130,837
Olvi OYJ	1,172	32,016
Oriola-KD OYJ	4,895	15,456
Outotec OYJ (L)	13,940	204,978
PKC Group OYJ	1,196	27,763
Poyry OYJ (I)	2,864	15,908
Raisio OYJ (L)	8,267	32,005
Ramirent OYJ (L)	4,765	45,206
Rapala VMC OYJ	2,298	13,938
Rautaruukki OYJ	6,695	42,558
Ruukki Group OYJ (I)	8,977	5,062
Scanfil PLC	3,574	3,994
Sievi Capital PLC	3,574	4,765
Stockmann OYJ ABP, Series B	3,940	61,829
Tieto OYJ (L)	4,223	89,446
Tikkurila OYJ	2,068	43,532
Uponor OYJ	4,437	60,356
Vacon PLC	758	51,120
Vaisala OYJ	206	5,201
YIT OYJ	19,536	407,391

		2,435,893
France - 3.6%
ABC Arbitrage	1,757	10,773
Air France KLM (I)	10,115	95,604
Alten SA	1,900	75,262
Altran Technologies SA (I)	15,565	108,116
April Group SA	1,212	19,023
Assystem SA	1,693	35,383
Beneteau SA (I)	4,024	40,861
Boiron SA	699	36,222
Bonduelle SCA	812	20,527
Bongrain SA	189	12,419
Bourbon SA	4,600	127,334
Boursorama (I)	743	5,859
Bull SA (I)	11,076	43,345
Cegedim SA (I)	385	12,372
Club Mediterranee SA (I)	1,557	26,936
Compagnie Plastic Omnium SA	1,499	69,420
Derichebourg SA (I)	8,547	33,882
Electricite de Strasbourg SA	81	9,678
Esso SAF	197	13,297
Etablissements Maurel et Prom SA	12,266	214,451
Euro Disney SCA (I)	1,445	8,800
Faiveley Transport	97	6,142
Faurecia	333	5,300
Financiere Marc de Lacharriere SA (I)	961	50,252
GameLoft SA (I)	3,348	21,892
GFI Informatique SA	7,671	33,437
GL Events SA	213	4,628
Groupe Steria SA	2,929	39,602
Guerbet SA	129	19,039
Haulotte Group SA (I)	962	8,457
Havas SA	28,316	179,372
Ingenico SA	983	58,279
Ipsen SA	822	29,417
IPSOS	2,752	96,419
Jacquet Metal Service	2,200	25,949
Korian	170	3,720
Lafuma SA (I)	323	6,213
Laurent-Perrier SA	215	16,869

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
Lectra SA	2,262	$15,486
LISI SA	69	6,700
Manitou BF SA	1,105	15,803
Manutan International	162	6,621
Maurel & Prom Nigeria (I)	9,551	39,262
Medica SA	1,755	32,019
Mersen	1,792	41,681
Metropole Television SA	6,834	106,261
Naturex	209	16,055
Neopost SA	3,041	182,356
Nexans SA	2,042	93,922
Nexity SA	3,567	122,965
NicOx SA (I)	4,623	16,339
Norbert Dentressangle SA	449	34,041
NRJ Group	2,727	20,254
Orpea SA	2,102	87,543
PagesJaunes Groupe (I)(L)	3,728	8,046
Parrot SA (I)	1,095	33,831
Pierre & Vacances SA	453	8,187
Rallye SA	2,815	103,387
Recylex SA (I)	3,196	13,186
Robertet SA (I)	135	23,726
Rubis SA	2,064	125,787
Saft Groupe SA	2,392	61,657
Seche Environnement SA	361	12,816
Sechilienne-Sidec SA	1,808	32,075
Sequana SA (I)	1,025	8,201
Societe d’Edition de Canal Plus	4,707	32,743
Societe Internationale de
Plantations d’Heveas SA	50	4,164
Societe Television Francaise 1	6,695	75,174
SOITEC (I)(L)	8,812	33,045
Somfy SA	280	60,860
Sopra Group SA	155	11,471
Spir Communication SA (I)	492	8,270
STEF	956	49,023
Synergie SA	80	815
Technicolor SA (I)	5,354	21,849
Teleperformance SA	5,894	251,269
Theolia SA (I)	4,793	9,045
Transgene SA (I)	767	8,158
Trigano SA (I)	1,753	21,058
UBISOFT Entertainment SA (I)	6,111	66,161
Vetoquinol SA	56	1,838
Viel & Compagnie SA	5,712	17,074
Vilmorin & Compagnie SA	749	90,166
Virbac SA	384	88,474
VM Materiaux SA	263	5,431

		3,748,846
Germany - 4.6%
Aareal Bank AG (I)	4,192	88,845
ADVA Optical Networking SE (I)	6,343	29,350
Air Berlin PLC (I)	4,881	14,782
Asian Bamboo AG (L)	1,159	6,238
Aurubis AG	5,323	338,350
Balda AG	4,452	26,214
Bauer AG	162	4,136
BayWa AG	921	43,422
Bechtle AG	1,216	56,478
Bertrandt AG	193	22,527
Carl Zeiss Meditec AG	321	10,150
Cewe Color Holding AG	385	16,290
Comdirect Bank AG	2,391	25,101

193

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
CompuGroup Medical AG	448	$9,858
CTS Eventim AG	1,134	38,472
Delticom AG	491	22,559
Deutsche Beteiligungs AG	423	10,199
Deutsche Wohnen AG	8,915	162,143
Deutz AG (I)	5,916	31,115
Dialog Semiconductor PLC (I)	4,253	56,467
Drillisch AG	6,350	116,032
Duerr AG	1,696	185,208
DVB Bank AG	6,310	199,785
ElringKlinger AG	3,656	110,790
Evotec AG (I)(L)	16,036	46,352
Freenet AG (L)	15,169	368,662
Gerresheimer AG	2,768	159,047
Gerry Weber International AG	2,637	115,198
Gesco AG	295	28,586
GFK AG	324	16,358
Gildemeister AG	684	14,378
Grenkeleasing AG	129	9,174
Hamburger Hafen und Logistik AG	2,218	48,423
Heidelberger Druckmaschinen AG (I)	21,081	48,586
Indus Holding AG	1,623	50,157
IVG Immobilien AG (I)	12,392	10,391
Jenoptik AG	3,285	33,920
Kloeckner & Company SE (I)	9,276	131,442
Kontron AG	5,420	29,466
Krones AG	1,806	128,176
KUKA AG (I)	2,152	93,898
KWS Saat AG	206	73,459
Leoni AG	2,827	109,574
Manz AG (I)	233	7,095
Medigene AG (I)	3,040	3,429
MLP AG	4,269	28,490
Muehlbauer Holding AG & Company KGaA	156	4,496
MVV Energie AG	884	25,638
Nordex AG (I)	2,657	16,522
Norma Group	198	6,250
Pfeiffer Vacuum Technology AG	173	19,089
Plambeck Neue Energien AG	6,235	21,128
Praktiker AG (I)	12,292	17,891
QSC AG	6,549	21,938
Rheinmetall AG	2,295	106,248
Rhoen-Klinikum AG	5,385	114,352
Salzgitter AG	688	27,622
Sedo Holding AG (I)	1,636	4,463
Singulus Technologies AG (I)(L)	10,192	16,725
Sixt AG	2,356	46,274
Solarworld AG (L)	11,677	12,830
Stada Arzneimittel AG	7,746	317,096
Suss Microtec AG (I)	2,259	25,830
TAG Immobilien AG	365	4,179
TUI AG (I)	9,525	102,254
Vossloh AG	766	76,634
VTG AG	1,231	21,055
Wacker Neuson SE	2,763	40,011
Wincor Nixdorf AG	4,031	200,276
Wire Card AG	8,458	233,520
Xing AG	361	19,087

		4,680,180
Gibraltar - 0.2%
888 Holdings PLC	12,231	31,320

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Gibraltar (continued)
Bwin.Party Digital Entertainment PLC	74,167	$162,745

		194,065
Greece - 0.7%
Aegean Airlines SA (I)	1,678	5,365
Alapis Holding Industrial and Commercial SA
of Pharmaceutical (I)	3,303	174
Alpha Bank AE (I)	7,465	6,793
Athens Water Supply and Sewage Company SA	2,538	16,266
Autohellas SA	2,895	6,234
Bank of Greece SA	1,882	29,718
Diagnostic & Therapeutic Center of
Athens Hygeia SA (I)	12,314	6,250
Ellaktor SA (I)	11,183	22,218
Folli Follie Group (I)	2,116	35,976
Fourlis Holdings SA (I)	6,312	14,320
Frigoglass SA (I)	6,060	33,790
GEK Terna Holding Real
Estate Construction SA (I)	5,812	11,920
Hellenic Exchanges SA Holding Clearing
Settlement and Registry	7,482	37,690
Hellenic Petroleum SA	5,896	56,621
Intralot SA-Integrated Lottery Systems
& Services	2,796	6,559
JUMBO SA	1,195	8,516
Loulis Mills SA (I)	3,541	11,336
Marfin Investment Group SA (I)	72,043	24,840
Metka SA	3,097	40,372
Motor Oil Hellas Corinth Refineries SA	6,346	61,658
Mytilineos Holdings SA (I)	8,264	43,643
National Bank of Greece SA (I)	4,003	3,402
Piraeus Bank SA (I)	83,629	20,902
Piraeus Port Authority SA	710	15,803
Public Power Corp. SA (I)	5,553	39,575
Sarantis SA (I)	3,860	21,771
Sidenor Steel Products
Manufacturing Company SA (I)	3,429	5,406
Terna Energy SA	4,347	14,157
Titan Cement Company SA (I)	5,693	94,834
TT Hellenic Postbank SA (I)	12,594	2,712
Viohalco Hellenic Copper and
Aluminum Industry SA (I)	7,173	30,309

		729,130
Guernsey, Channel Islands - 0.0%
Tethys Petroleum, Ltd. (I)	5,500	4,169
Hong Kong - 2.5%
Allied Group, Ltd.	26,000	86,415
Allied Properties HK, Ltd.	358,000	57,822
Apac Resources, Ltd. (I)	500,000	10,328
Asia Satellite Telecom Holdings Company, Ltd.	2,500	9,162
Associated International Hotels, Ltd.	44,000	124,985
Bonjour Holdings, Ltd.	208,000	33,279
Brightoil Petroleum Holdings Ltd (I)	26,000	4,929
Brockman Mining, Ltd. (I)	740,840	44,904
Cafe de Coral Holdings, Ltd.	8,000	24,665
Champion Technology Holdings, Ltd.	540,520	8,357
Chen Hsong Holdings, Ltd.	10,000	3,513
Cheuk Nang Holdings, Ltd.	3,114	2,376
China Billion Resources Ltd. (I)	97,920	1,097
China Energy Development Holdings, Ltd. (I)	634,000	9,598
China Metal International Holdings, Inc.	12,000	2,674
China Public Procurement, Ltd. (I)	232,000	0
China Renji Medical Group, Ltd. (I)	1,332,000	10,296

194

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
China Resources and
Transportation Group, Ltd. (I)	400,000	$15,464
China Solar Energy Holdings, Ltd. (I)	425,000	1,317
China WindPower Group, Ltd.	440,000	16,738
China Yunnan Tin Minerals
Group Company, Ltd. (I)	17,100	683
Chong Hing Bank, Ltd.	11,000	27,105
Chow Sang Sang
Holdings International, Ltd. (I)	12,000	35,302
Chuang’s Consortium International, Ltd. (I)	30,948	4,162
Citic Telecom International Holdings, Ltd.	112,000	41,799
CK Life Sciences International Holdings, Inc.	42,000	3,633
CP Lotus Corp. (I)	220,000	6,666
Cross-Harbour Holdings, Ltd.	18,000	15,215
CSI Properties, Ltd	245,066	11,399
CST Mining Group, Ltd. (I)	2,210,240	33,109
Culture Landmark Investment, Ltd. (I)	39,200	3,126
Dah Sing Financial Holdings, Ltd.	4,000	20,949
Dickson Concepts International, Ltd.	35,000	19,884
EganaGoldpfeil Holdings, Ltd. (I)	103,373	0
Emperor Entertainment Hotel, Ltd.	80,000	25,087
Emperor International Holdings, Ltd.	177,333	48,336
Esprit Holdings, Ltd. (I)	4,550	5,477
eSun Holdings, Ltd. (I)	74,000	12,270
EVA Precision Industrial Holdings, Ltd.	152,000	23,159
Far East Consortium International, Ltd.	144,224	48,179
Fortune Oil PLC	242,039	29,274
G-Resources Group, Ltd. (I)	1,182,000	61,805
Get Nice Holdings, Ltd.	394,000	18,031
Giordano International, Ltd.	60,000	59,795
Glorious Sun Enterprises, Ltd.	64,000	18,490
Goldin Properties Holdings, Ltd. (I)	47,000	27,557
Haitong International Securities Group, Ltd.	22,399	9,189
Hang Fung Gold Technology, Ltd. (I)	90,000	0
Harbour Centre Development, Ltd.	46,000	92,916
HKR International, Ltd.	75,200	40,600
Hong Kong Ferry Holdings Company	29,000	31,855
Hongkong Chinese, Ltd.	4,000	758
Hung Hing Printing Group, Ltd.	82,000	13,770
Hutchison Telecommunications Hong
Kong Holdings, Ltd.	26,000	12,873
Imagi International Holdings, Ltd. (I)	106,250	1,246
IT, Ltd.	80,601	32,868
K Wah International Holdings, Ltd.	161,338	90,681
King Stone Energy Group, Ltd. (I)	61,000	3,434
Kowloon Development Company, Ltd.	7,000	9,415
Lai Sun Development (I)	230,000	7,390
Lippo China Resources, Ltd.	36,000	1,023
Liu Chong Hing Investment	16,000	24,124
Melco International Development, Ltd.	9,000	15,652
Midland Holdings, Ltd.	48,000	21,281
Mongolia Energy Company, Ltd. (I)	122,000	4,870
Natural Beauty Bio-Technology, Ltd.	20,000	1,779
Neo-Neon Holdings, Ltd. (I)	39,500	8,915
New Times Energy Corp., Ltd. (I)	26,300	2,653
NewOcean Energy Holdings, Ltd.	34,000	19,369
Norstar Founders Group, Ltd. (I)	244,000	0
Pacific Andes International Holdings, Ltd.	218,671	10,733
Pacific Basin Shipping, Ltd.	105,000	62,545
Pacific Textile Holdings, Ltd.	77,000	83,010
Paliburg Holdings, Ltd.	46,000	15,444
Peace Mark Holdings, Ltd. (I)	164,000	0
Pearl Oriental Oil, Ltd. (I)	186,000	15,096

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Pico Far East Holdings, Ltd.	100,000	$36,036
Playmates Holdings, Ltd.	31,800	28,727
PNG Resources Holdings, Ltd. (I)	888,000	31,014
Polytec Asset Holdings, Ltd.	150,000	20,141
PYI Corp., Ltd.	372,000	9,039
Regal Hotels International Holdings, Ltd.	56,000	27,019
SA SA International Holdings, Ltd.	50,000	48,254
SEA Holdings, Ltd.	4,000	2,588
Shun Tak Holdings, Ltd.	120,250	64,635
Sing Tao News Corp., Ltd.	108,000	16,148
Singamas Container Holdings, Ltd.	158,000	41,244
Sino-Tech International Holdings, Ltd. (I)	440,000	2,041
SmarTone
Telecommunications Holdings, Ltd. (I)	19,000	31,337
SOCAM Development, Ltd.	16,674	20,505
Solomon Systech International, Ltd. (I)	254,000	6,908
South China (China), Ltd. (I)	256,000	25,068
Sun Hung Kai & Company, Ltd.	25,000	16,921
TAI Cheung Holdings, Ltd.	59,000	47,128
Texwinca Holdings, Ltd.	28,000	29,594
Titan Petrochemicals Group, Ltd. (I)	500,000	15,845
Transport International Holdings, Ltd.	19,200	43,108
Trinity, Ltd.	30,000	15,404
Upbest Group, Ltd.	148,000	18,685
Victory City International Holdings, Ltd.	105,827	13,940
Vitasoy International Holdings, Ltd.	102,000	115,203
VST Holdings Company, Ltd.	96,000	25,035
Wai Kee Holdings, Ltd.	68,000	18,018
Wing Tai Properties, Ltd.	102,000	72,060
YGM Trading, Ltd.	11,000	31,788
Yugang International, Ltd. (I)	312,000	2,294

		2,577,627
Ireland - 1.6%
Aer Lingus Group PLC	15,850	28,218
Beazley PLC	57,792	183,615
C&C Group PLC	31,161	202,711
DCC PLC	6,369	224,139
FBD Holdings PLC	1,839	28,939
Glanbia PLC (Dublin Exchange)	11,290	134,053
Grafton Group PLC	18,960	124,315
Greencore Group PLC	24,808	39,876
Henderson Group PLC	72,524	176,536
IFG Group PLC	8,615	15,680
Independent News & Media PLC (I)	11,035	539
Irish Continental Group PLC	289	7,356
Kingspan Group PLC	10,256	126,470
Smurfit Kappa Group PLC	10,583	175,068
UBM PLC	12,014	128,676
United Drug PLC	20,187	83,214

		1,679,405
Isle of Man - 0.0%
Hansard Global PLC	6,816	10,398
Israel - 0.6%
Africa Israel Investments, Ltd. (I)	4,764	12,062
Ceragon Networks, Ltd. (I)	220	960
Clal Biotechnology Industries, Ltd. (I)	3,326	7,737
Clal Industries & Investments, Ltd.	6,262	24,437
Clal Insurance Enterprise Holdings, Ltd.	2,775	46,050
Delek Automotive Systems, Ltd.	2,309	21,933
Electra Israel, Ltd.	37	4,043
First International Bank of Israel, Ltd. (I)	3,533	50,637
Frutarom Industries, Ltd.	2,382	32,069

195

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Israel (continued)
Gilat Satellite Networks, Ltd. (I)	900	$5,129
Given Imaging, Ltd. (I)	792	12,709
Hadera Paper, Ltd. (I)	244	13,557
Harel Insurance Investments &
Financial Services, Ltd.	685	35,473
Israel Discount Bank, Ltd. (I)	638	1,093
Ituran Location & Control, Ltd.	1,195	18,775
Jerusalem Oil Exploration (I)	308	6,943
Kamada, Ltd. (I)	929	9,595
Matrix IT, Ltd.	173	795
Melisron, Ltd.	35	743
Menorah Mivtachim Holdings, Ltd. (I)	1,766	18,985
Migdal Insurance Holdings, Ltd.	11,510	18,762
Oil Refineries, Ltd. (I)	10,550	5,559
Ormat Industries, Ltd. (I)	7,009	42,025
Osem Investments, Ltd.	513	9,817
Partner Communications Company, Ltd.	25	154
Paz Oil Company, Ltd. (I)	378	58,994
Rami Levi Chain Stores Hashikma
Marketing 2006, Ltd.	711	28,852
Shikun & Binui, Ltd.	11,140	23,357
Shufersal, Ltd.	9,143	28,254
Strauss Group, Ltd.	2,935	41,289
The Phoenix Holdings, Ltd.	2,821	8,622

		589,410
Italy - 2.7%
ACEA SpA	8,580	45,462
Aedes SpA (I)	75,645	4,364
Aeroporto di Venezia Marco Polo SpA	841	10,607
Amplifon SpA	9,264	48,493
Ansaldo STS SpA	8,748	87,803
Arnoldo Mondadori Editore SpA (I)	12,613	15,126
Astaldi SpA	4,499	31,089
Autogrill SpA	4,059	48,078
Azimut Holding SpA	15,042	244,207
Banca Generali SpA	1,570	29,889
Banca Piccolo Credito Valtellinese Scarl	22,689	25,050
Banca Popolare dell’Emilia Romagna Scrl	9,364	66,287
Banca Popolare dell’Etruria e del Lazio SpA (I)	7,405	3,539
Banca Popolare di Milano Scarl (I)	205,710	126,277
Banca Popolare di Sondrio SCARL	10,227	53,512
Biesse SpA (I)	3,189	9,827
Brembo SpA	2,573	41,380
Buzzi Unicem SpA	4,611	70,984
Caltagirone SpA	2,494	4,143
Cementir SpA	9,230	26,186
CIR-Compagnie Industriali Riunite SpA	58,400	58,398
Credito Emiliano SpA	9,474	48,585
Danieli & C Officine Meccaniche SpA	2,311	58,553
De’ Longhi SpA	149	2,349
DeA Capital SpA (I)	4,665	8,037
DiaSorin SpA (L)	2,304	80,658
Ei Towers SpA (I)	1,655	50,703
Engineering Ingegneria Informatica SpA	449	17,334
ERG SpA	6,865	62,602
Esprinet SpA	3,554	16,293
Eurotech SpA (I)	1,562	2,441
Falck Renewables SpA	20,060	21,826
Finmeccanica SpA (I)	14,821	71,613
Fondiaria-SAI SpA (I)	11,892	19,790
Gemina SpA (I)	54,600	91,806
Geox SpA	8,390	23,438
Gruppo Editoriale L’Espresso SpA	35,685	32,702

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Italy (continued)
Hera SpA	58,891	$103,962
IMMSI SpA	24,591	14,832
Impregilo SpA	21,459	110,166
Indesit Company SpA	2,066	16,286
Interpump SpA	6,839	53,592
Iren SpA	34,401	25,723
Italcementi SpA	5,020	29,299
Italmobiliare SpA (I)	827	15,467
Juventus Football Club SpA (I)	23,150	6,360
KME Group SpA (I)	27,631	10,633
Landi Renzo SpA (I)	3,939	6,780
Maire Tecnimont SpA (I)	12,753	6,074
MARR SpA	2,608	28,641
Mediaset SpA	14,664	30,008
Milano Assicurazioni SpA (I)	24,455	13,021
Piaggio & C SpA	17,916	46,027
Prelios SpA (I)	44,428	4,417
Premafin Finanziaria SpA (I)	12,050	2,841
Recordati SpA	11,787	106,848
Safilo Group SpA (I)	1,868	25,412
Saras SpA (I)	17,735	21,561
Societa Iniziative Autostradali e Servizi SpA	5,263	49,363
Societa’ Cattolica di Assicurazioni SCRL (I)	4,776	82,670
Sogefi SpA	3,551	10,084
SOL SpA	2,802	16,514
Sorin SpA (I)	28,116	72,346
Telecom Italia Media SpA (I)	73,686	9,260
Trevi Finanziaria SpA	4,195	28,852
Unipol Gruppo Finanziario SpA (I)	12,240	33,206
Vittoria Assicurazioni SpA	2,112	17,064
Yoox SpA (I)	3,137	58,854
Zignago Vetro SpA	1,669	10,334

		2,725,928
Japan - 23.4%
Accordia Golf Company, Ltd.	79	76,876
Achilles Corp.	18,000	27,243
ADEKA Corp.	8,700	75,127
Advan Company, Ltd.	1,800	20,073
Aeon Delight Company, Ltd.	2,100	46,443
Ahresty Corp.	2,300	12,101
AI Holdings Corp.	3,400	31,366
Aica Kogyo Company, Ltd.	5,200	95,510
Aichi Bank, Ltd.	900	53,524
Aichi Corp.	3,200	15,164
Aichi Steel Corp.	10,000	40,476
Aida Engineering, Ltd.	7,500	60,860
Aiphone Company, Ltd.	1,300	22,162
Airport Facilities Company, Ltd.	2,900	20,236
Aisan Industry Company, Ltd.	2,500	24,103
Akita Bank, Ltd.	15,000	42,381
Alpen Company, Ltd.	1,700	32,014
Alpha Systems, Inc.	840	12,055
Alpine Electronics, Inc.	3,300	31,685
Amano Corp.	6,100	58,281
Amiyaki Tei Company., Ltd.	5	10,811
Ando Corp.	3,000	3,697
AOC Holdings, Inc.	4,400	16,945
AOKI Holdings, Inc.	2,000	51,603
Aomori Bank, Ltd.	23,000	71,605
Aoyama Trading Company, Ltd.	5,100	130,536
Arakawa Chemical Industries, Ltd.	1,900	16,928
Arc Land Sakamoto Company, Ltd.	1,200	21,163
Arcs Company, Ltd.	3,125	70,072

196

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Ariake Japan Company, Ltd.	1,900	$38,984
Arisawa Manufacturing Company, Ltd. (I)	3,300	10,869
Arnest One Corp.	3,000	59,499
As One Corp.	1,400	32,176
Asahi Company, Ltd.	1,500	20,737
Asahi Diamond Industrial Company, Ltd.	5,000	48,708
Asahi Holdings, Inc.	1,800	38,797
Asahi Organic Chemicals
Industry Company, Ltd.	6,000	13,363
ASATSU-DK, Inc.	2,300	64,399
ASKA Pharmaceutical Company, Ltd.	3,000	23,027
ASKUL Corp.	2,100	30,576
Atom Corp.	1,100	6,624
Atsugi Company, Ltd.	19,000	22,690
Avex Group Holdings, Inc.	3,400	91,924
Bando Chemical Industries, Ltd.	8,000	25,468
Bank of Iwate, Ltd.	1,400	57,508
Bank of Nagoya, Ltd.	17,000	78,397
Bank of Okinawa, Ltd.	2,100	89,904
Bank of Saga, Ltd.	15,000	38,954
Bank of the Ryukyus, Ltd.	4,800	70,996
Belc Company, Ltd.	1,400	21,577
BIC Camera, Inc. (L)	33	15,524
BML, Inc.	1,200	32,383
Bookoff Corp.	1,400	10,434
Bunka Shutter Company, Ltd.	5,000	25,804
CAC Corp.	1,500	13,544
Can Do Company, Ltd.	16	26,670
Canon Electronics, Inc.	1,700	33,812
Cawachi, Ltd.	2,000	42,782
Central Glass Company, Ltd.	19,000	66,098
Chi Group Company, Ltd. (I)	2,700	7,041
Chino Corp.	2,000	4,730
Chiyoda Company, Ltd.	2,600	67,678
Chiyoda Integre Company, Ltd.	1,400	15,892
Chofu Seisakusho Company, Ltd.	2,100	47,865
Chori Company, Ltd.	1,700	19,724
Chubu Shiryo Company, Ltd.	2,000	12,322
Chudenko Corp.	2,600	26,171
Chuetsu Pulp & Paper Company, Ltd.	10,000	15,755
Chugai Mining Company, Ltd. (I)	34,900	12,301
Chugai Ro Company, Ltd.	5,000	13,248
Chugoku Marine Paints, Ltd.	6,000	32,036
Chukyo Bank, Ltd.	9,000	19,876
Chuo Denki Kogyo Company, Ltd.	2,200	8,417
CKD Corp.	5,400	34,916
Clarion Company, Ltd. (I)	5,000	6,522
Cleanup Corp.	2,100	14,377
CMK Corp. (I)	5,400	17,260
Coca-Cola Central Japan Company, Ltd.	1,400	18,475
Cocokara Fine Holdings, Inc.	1,540	56,289
Corona Corp.	1,600	18,605
Cosel Company, Ltd.	1,200	13,801
Cybozu, Inc.	40	10,906
Dai Nippon Toryo Company, Ltd.	12,000	24,202
Dai-Dan Company, Ltd.	2,000	10,715
Daibiru Corp.	5,200	61,473
Daido Metal Company, Ltd.	4,000	32,620
Daidoh, Ltd.	2,000	14,540
Daifuku Company, Ltd.	6,500	53,079
Daihen Corp.	8,000	23,632
Daiichi Jitsugyo Company, Ltd.	4,000	21,324
Daiichi Kigenso Kagaku-Kogyo Company, Ltd.	400	5,773

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Daiken Corp.	9,000	$24,945
Daikoku Denki Company, Ltd.	800	21,793
Daikyo, Inc.	19,000	66,813
Dainichiseika Color & Chemicals
Manufacturing Company, Ltd.	7,000	33,248
Daio Paper Corp.	7,000	45,301
Daisan Bank, Ltd.	17,000	33,153
Daiseki Company, Ltd.	2,900	49,256
Daishi Bank, Ltd.	27,000	111,306
Daiso Company, Ltd.	7,000	21,799
Daisyo Corp.	1,300	16,727
Daiwa Industries, Ltd.	4,000	23,598
Daiwabo Holdings Company, Ltd.	17,000	31,354
DCM Holdings Company, Ltd.	7,700	64,356
Denki Kogyo Company, Ltd.	7,000	33,114
Denyo Company, Ltd.	1,700	22,229
Descente, Ltd.	4,000	26,926
Doshisha Company, Ltd.	2,400	36,116
Doutor Nichires Holdings Company, Ltd.	2,900	42,555
Dr. Ci:Labo Company, Ltd. (L)	15	45,866
DTS Corp.	1,700	28,059
Dunlop Sports Company, Ltd.	1,300	14,644
Duskin Company, Ltd.	6,000	121,218
Dydo Drinco, Inc.	1,200	57,371
Eagle Industry Company, Ltd.	2,000	19,459
EDION Corp.	6,100	28,833
Ehime Bank, Ltd.	18,000	47,422
Eighteenth Bank, Ltd.	20,000	55,234
Eiken Chemical Company, Ltd.	1,400	19,887
Eizo Nanao Corp.	1,500	26,535
Elematec Corp.	700	9,950
EPS Company, Ltd.	28	41,708
Espec Corp.	1,600	12,104
F&A Aqua Holdings, Inc.	2,400	34,210
Fancl Corp.	2,600	28,694
FCC Company, Ltd.	2,800	67,882
Felissimo Corp.	800	9,347
Foster Electric Company, Ltd.	2,100	28,878
France Bed Holdings Company, Ltd.	11,000	25,073
Fuji Company, Ltd.	2,100	40,356
Fuji Corp., Ltd.	100	629
Fuji Electronics Company, Ltd.	1,600	20,336
Fuji Kyuko Company, Ltd.	4,000	31,944
Fuji Oil Company, Ltd.	5,800	89,553
Fuji Seal International, Inc.	1,700	43,103
Fuji Soft, Inc.	1,800	43,643
Fujibo Holdings, Inc.	7,000	20,953
Fujicco Company, Ltd.	2,000	23,924
Fujikura Kasei Company, Ltd.	2,000	8,369
Fujimori Kogyo Company, Ltd.	1,600	39,540
Fujita Kanko, Inc.	1,000	4,726
Fujitec Company, Ltd.	5,000	50,126
Fujitsu General, Ltd.	6,000	50,792
Fujiya Company, Ltd.	6,000	12,910
Fukui Bank, Ltd.	23,000	51,996
Fukushima Bank, Ltd.	21,000	18,643
Funai Consulting Company, Ltd.	3,300	24,008
Funai Electric Company, Ltd. (I)	2,600	32,124
Furukawa Company, Ltd.	27,000	30,868
Furukawa-Sky Aluminum Corp.	9,000	27,447
Fuso Pharmaceutical Industries, Ltd.	5,000	22,528
Futaba Corp.	2,900	30,992
Futaba Industrial Company, Ltd. (I)	3,400	15,750

197

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Future System Consulting Corp.	2	$928
Fuyo General Lease Company, Ltd.	1,700	64,870
Gakken Company, Ltd.	4,000	11,677
Geo Corp.	39	49,565
GLOBERIDE, Inc.	10,000	13,526
GMO Internet, Inc.	3,800	36,119
Godo Steel, Ltd.	16,000	28,877
Goldcrest Company, Ltd.	2,190	54,673
Goldwin, Inc.	5,000	30,302
Gulliver International Company, Ltd.	550	32,271
Gun-Ei Chemical Industry Company, Ltd.	4,000	9,417
Gunze, Ltd.	13,000	33,743
Hakuto Company, Ltd.	1,300	12,691
Hamakyorex Company, Ltd.	500	20,437
Hanwa Company, Ltd.	14,000	49,977
Harashin Narus Holdings Company, Ltd.	1,300	24,107
Harima Chemicals, Inc.	2,000	10,001
Heiwa Real Estate Company, Ltd.	3,500	69,629
Heiwado Company, Ltd.	2,000	30,954
Hibiya Engineering, Ltd.	2,400	24,858
Hiday Hidaka Corp.	1,320	29,437
Higashi-Nippon Bank, Ltd.	17,000	45,631
Hioki Ee Corp.	500	7,567
HIS Company, Ltd.	1,800	78,106
Hisaka Works, Ltd.	2,000	19,071
Hitachi Cable, Ltd. (I)(L)	13,000	20,789
Hitachi Koki Company, Ltd.	5,700	47,042
Hitachi Kokusai Electric, Inc.	3,000	26,599
Hitachi Medical Corp.	2,000	32,029
Hitachi Zosen Corp.	47,000	78,751
Hochiki Corp.	3,000	14,757
Hodogaya Chemical Company, Ltd.	7,000	15,756
Hogy Medical Company, Ltd.	1,200	64,938
Hokkaido Gas Company, Ltd.	3,000	8,041
Hokkan Holdings, Ltd.	5,000	15,789
Hokuetsu Bank, Ltd.	21,000	51,665
Hokuetsu Paper Mills, Ltd.	9,500	45,581
Hokuto Corp.	1,600	30,367
Honeys Company, Ltd.	1,350	17,578
Horiba, Ltd.	2,500	79,030
Hosiden Corp.	6,500	38,318
Hosokawa Micron Corp.	3,000	26,054
Hyakujushi Bank, Ltd.	21,000	88,224
IBJ Leasing Company, Ltd.	1,900	58,822
Ichikoh Industries, Ltd. (I)	4,000	6,031
Ichiyoshi Securities Company, Ltd.	3,000	33,155
ICOM, Inc.	1,000	25,460
IDEC Corp.	2,500	22,395
Ihara Chemical Industry Company, Ltd.	5,000	30,537
Iino Kaiun Kaisha, Ltd.	5,200	39,238
Ikegami Tsushinki Company, Ltd. (I)	4,000	3,288
Imasen Electric Industrial (L)	1,700	20,604
Imperial Hotel, Ltd.	400	15,249
Inaba Denki Sangyo Company, Ltd.	1,600	48,366
Inaba Seisakusho Company, Ltd.	200	2,654
Inabata & Company, Ltd.	5,100	38,003
Inageya Company, Ltd.	4,400	47,069
Ines Corp.	2,700	20,556
Intage, Inc.	800	20,245
Internet Initiative Japan, Inc.	2,400	81,078
Inui Steamship Company, Ltd. (I)	2,500	11,494
Iseki & Company, Ltd.	12,000	42,731
Ishihara Sangyo Kaisha, Ltd. (I)	32,000	27,707

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
IT Holdings Corp.	6,500	$85,304
ITC Networks Corp.	3,200	27,420
Itochu Enex Company, Ltd.	5,900	33,608
Itochu-Shokuhin Company, Ltd.	600	24,468
Itoham Foods, Inc.	12,000	59,834
Iwatani International Corp.	11,000	52,509
Izumiya Company, Ltd.	9,000	47,429
J-Oil Mills, Inc.	9,000	28,743
Jalux, Inc.	1,300	12,763
Japan Aviation Electronics Industry, Ltd.	4,000	30,526
Japan Cash Machine Company, Ltd.	1,600	17,730
Japan Digital Laboratory Company, Ltd.	2,200	27,591
Japan Pulp & Paper Company, Ltd.	6,000	19,163
Japan Pure Chemical Company, Ltd.	1	2,418
Japan Transcity Corp., Ltd.	5,000	20,112
Japan Wool Textile Company, Ltd.	8,000	61,994
Jastec Company, Ltd.	400	2,838
JBCC Holdings, Inc.	1,900	18,134
JMS Company, Ltd.	1,000	3,804
Joshin Denki Company, Ltd.	3,000	28,556
JSP Corp.	2,600	38,640
JVC Kenwood Corp.	9,070	24,468
Kadokawa Holdings, Inc. (L)	2,000	53,478
Kaga Electronics Company, Ltd.	2,700	23,006
Kameda Seika Company, Ltd.	1,800	48,724
Kamei Corp.	2,000	22,318
Kanamoto Company, Ltd.	3,000	65,155
Kandenko Company, Ltd.	7,000	32,292
Kanematsu Corp. (I)	40,000	53,731
Kanematsu Electronics, Ltd.	1,300	16,177
Kanto Natural Gas Development, Ltd.	3,000	21,694
Kappa Create Company, Ltd. (I)	400	8,096
Kasumi Company, Ltd.	4,200	26,172
Katakura Industries Company, Ltd.	2,100	25,859
Kato Sangyo Company, Ltd.	2,700	56,514
Kawai Musical Instruments
Manufacturing Company, Ltd.	6,000	11,060
Keiyo Company, Ltd. (L)	3,600	18,316
KEY Coffee, Inc.	600	9,836
Kimoto Company, Ltd.	1,500	12,670
Kimura Chemical Plants Company, Ltd.	1,600	6,078
Kinki Sharyo Company, Ltd.	3,000	9,755
Kintetsu World Express, Inc.	1,300	48,344
Kinugawa Rubber Industrial Company, Ltd.	6,000	30,583
Kisoji Company, Ltd.	1,600	32,508
Kissei Pharmaceutical Company, Ltd.	3,000	63,640
Kita-Nippon Bank, Ltd.	700	18,560
Kitz Corp.	10,000	52,201
Kiyo Holdings, Inc.	53,000	85,349
Koa Corp.	3,300	31,620
Koatsu Gas Kogyo Company, Ltd.	3,000	16,992
Kohnan Shoji Company, Ltd. (L)	2,800	36,041
Kohsoku Corp.	1,700	15,826
Kojima Company, Ltd.	3,000	11,090
Kokuyo Company, Ltd.	8,300	63,822
Komatsu Seiren Company, Ltd.	2,000	9,062
Komatsu Wall Industry Company, Ltd.	1,000	20,956
Komori Corp.	6,300	66,477
Konishi Company, Ltd.	1,700	30,278
Kourakuen Corp.	300	3,949
KRS Corp.	900	9,189
Kumagai Gumi Company, Ltd. (I)	17,000	18,143
Kumiai Chemical Industry Company, Ltd.	4,000	24,155

198

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Kura Corp.	800	$14,791
Kurabo Industries, Ltd.	22,000	41,249
Kureha Corp.	14,000	49,823
Kurimoto, Ltd.	10,000	32,838
Kuroda Electric Company, Ltd.	3,100	37,071
Kyodo Printing Company, Ltd.	8,000	24,298
Kyodo Shiryo Company, Ltd.	8,000	10,062
Kyoei Steel, Ltd.	1,100	19,707
Kyokuto Securities Company, Ltd.	1,600	26,437
Kyokuyo Company, Ltd.	1,000	2,299
Kyoritsu Maintenance Company, Ltd.	1,200	35,196
Kyosan Electric Manufacturing Company, Ltd.	6,000	20,873
Kyowa Exeo Corp.	6,700	72,007
Kyudenko Corp.	4,000	18,066
LEC, Inc.	700	9,535
Life Corp.	2,700	39,317
Macnica, Inc.	1,300	26,498
Maeda Corp.	10,000	40,551
Maezawa Kasei Industries Company, Ltd.	1,100	11,576
Maezawa Kyuso Industries Company, Ltd.	1,500	19,927
Makino Milling Machine Company, Ltd.	8,000	49,865
Mandom Corp.	1,400	49,784
Mars Engineering Corp.	700	14,889
Marubun Corp.	2,600	12,182
Marudai Food Company, Ltd.	12,000	40,881
Maruetsu, Inc.	6,000	22,340
Maruha Nichiro Holdings, Inc.	27,385	52,521
Marusan Securities Company, Ltd.	7,800	59,692
Maruwa Company, Ltd.	900	25,139
Maruzen Showa Unyu Company, Ltd.	6,000	22,133
Matsuda Sangyo Company, Ltd.	1,400	21,460
Matsuya Company, Ltd. (I)	2,300	38,606
Matsuya Foods Company, Ltd.	700	12,287
Max Company, Ltd.	5,000	61,989
Maxvalu Tokai Company, Ltd.	900	12,491
Megane TOP Company, Ltd.	3,600	50,086
Megmilk Snow Brand Company, Ltd.	4,600	72,922
Meidensha Corp.	17,000	51,389
Meiji Shipping Company, Ltd.	2,900	15,314
Meiko Network Japan Company, Ltd.	3,000	41,660
Meitec Corp.	3,100	78,433
Meito Sangyo Company, Ltd.	900	9,550
Melco Holdings, Inc.	1,200	21,007
Michinoku Bank, Ltd.	14,000	35,120
Mikuni Coca-Cola Bottling Company, Ltd.	3,300	33,712
Milbon Company, Ltd.	880	31,068
Mimasu Semiconductor Industry Company, Ltd.	1,400	13,557
Minato Bank, Ltd.	16,000	29,540
Ministop Company, Ltd.	1,800	29,206
Mirait Holdings Corp.	5,440	55,723
Misawa Homes Company, Ltd.	3,600	56,439
Mitsuba Corp.	4,000	43,195
Mitsubishi Kakoki Kaisha, Ltd. (I)	7,000	15,173
Mitsubishi Paper Mills, Ltd.	37,000	36,691
Mitsubishi Pencil Company, Ltd.	2,400	44,053
Mitsubishi Steel Manufacturing Company, Ltd.	10,000	21,386
Mitsuboshi Belting Company, Ltd.	6,000	31,956
Mitsui High-Tec, Inc.	2,200	16,619
Mitsui Home Company, Ltd.	3,000	15,930
Mitsui Knowledge Industry Company, Ltd.	90	15,451
Mitsui Matsushima Company, Ltd.	10,000	19,576
Mitsui Sugar Company, Ltd.	8,000	25,280
Mitsui-Soko Company, Ltd.	9,000	55,904

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Mitsuuroko Holdings Company, Ltd.	3,200	$17,439
Miura Company, Ltd.	2,600	67,265
Miyazaki Bank, Ltd.	14,000	41,443
Miyoshi Oil & Fat Company, Ltd.	9,000	15,352
Mizuno Corp.	7,000	31,791
Modec, Inc.	500	15,118
Monex Group, Inc.	78	31,635
Mori Seiki Company, Ltd.	7,900	96,615
Morinaga & Company, Ltd.	14,000	30,839
Morinaga Milk Industry Company, Ltd.	14,000	43,197
Morita Corp.	3,000	27,036
MOS Food Services, Inc.	1,800	38,235
Moshi Moshi Hotline, Inc.	4,400	62,718
Mr. Max Corp.	3,200	11,585
Musashi Seimitsu Industry Company, Ltd.	1,800	40,899
Musashino Bank, Ltd.	3,800	150,224
Nachi-Fujikoshi Corp.	11,000	47,379
Nagaileben Company, Ltd.	1,800	27,471
Nagano Bank, Ltd.	8,000	15,688
Nagatanien Company, Ltd.	2,000	18,958
Nakamuraya Company, Ltd.	3,000	13,885
Nakayama Steel Works, Ltd. (I)	11,000	8,687
NEC Fielding, Ltd.	1,200	15,341
NEC Leasing, Ltd.	800	19,667
NEC Mobiling, Ltd.	700	46,324
NEC Networks & System Integration Corp.	2,700	52,945
NET One Systems Company, Ltd.	6,400	56,390
Neturen Company, Ltd.	3,800	28,089
Nice Holdings, Inc.	6,000	16,360
Nichias Corp.	7,000	42,119
Nichicon Corp.	4,600	39,456
Nichiden Corp.	700	17,779
Nichiha Corp.	2,400	35,818
Nichii Gakkan Company, Ltd.	3,200	27,883
Nichireki Company, Ltd.	3,000	20,362
Nidec Copal Corp.	1,200	8,237
Nifco, Inc.	2,700	61,646
Nihon Chouzai Company, Ltd.	180	4,430
Nihon Dempa Kogyo Company, Ltd.	1,800	18,502
Nihon Kagaku Sangyo Company, Ltd.	1,000	6,536
Nihon M&A Center, Inc.	800	35,289
Nihon Nohyaku Company, Ltd.	4,000	27,232
Nihon Parkerizing Company, Ltd.	4,000	69,946
Nihon Shokuhin Kako Company, Ltd.	2,000	8,076
Nihon Yamamura Glass Company, Ltd.	10,000	19,509
Nikkiso Company, Ltd.	6,000	71,561
Nippo Corp.	2,000	24,711
Nippon Beet Sugar
Manufacturing Company, Ltd.	15,000	29,550
Nippon Carbon Company, Ltd.	12,000	28,158
Nippon Ceramic Company, Ltd.	2,100	36,910
Nippon Chemi-Con Corp. (I)	11,000	29,659
Nippon Chemical Industrial Company, Ltd. (I)	7,000	8,822
Nippon Coke & Engineering Company, Ltd.	18,000	23,927
Nippon Denko Company, Ltd.	4,000	13,254
Nippon Densetsu Kogyo Company, Ltd.	5,000	52,915
Nippon Fine Chemical Company, Ltd.	1,800	12,264
Nippon Flour Mills Company, Ltd.	13,000	59,296
Nippon Formula Feed
Manufacturing Company, Ltd.	8,000	10,426
Nippon Gas Company, Ltd.	3,000	36,503
Nippon Kanzai Company, Ltd.	700	11,129
Nippon Koei Company, Ltd.	8,000	32,624

199

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Nippon Konpo Unyu Soko Company, Ltd.	6,000	$95,483
Nippon Koshuha Steel Company, Ltd. (I)	8,000	7,859
Nippon Light Metal Holdings Co Ltd.	43,000	49,172
Nippon Road Company, Ltd.	7,000	30,587
Nippon Seiki Company, Ltd.	4,000	54,674
Nippon Sharyo, Ltd.	8,000	36,150
Nippon Shinyaku Company, Ltd.	4,000	57,091
Nippon Signal Company, Ltd.	2,700	21,211
Nippon Soda Company, Ltd.	16,000	75,529
Nippon Suisan Kaisha, Ltd.	15,600	30,267
Nippon Synthetic Chemical
Industry Company, Ltd.	3,000	25,539
Nippon Thompson Company, Ltd.	8,000	41,046
Nippon Valqua Industries, Ltd.	8,000	20,703
Nippon Yakin Kogyo Company, Ltd. (I)	11,000	14,572
Nipro Corp.	6,800	61,045
Nishimatsu Construction Company, Ltd.	29,000	49,291
Nishimatsuya Chain Company, Ltd.	5,100	41,380
Nissen Holdings Company, Ltd.	3,100	12,216
Nisshin Fudosan Company, Ltd.	2,900	22,474
Nisshin Oillio Group, Ltd.	13,000	47,744
Nisshin Steel Holdings Co Ltd.	560	4,435
Nissin Corp.	8,000	23,017
Nissin Electric Company, Ltd.	2,000	9,491
Nissin Kogyo Company, Ltd.	2,100	35,023
Nissui Pharmaceutical Company, Ltd.	1,600	17,923
Nitta Corp.	2,300	43,918
Nittan Valve Company, Ltd.	1,200	4,355
Nittetsu Mining Company, Ltd.	6,000	30,772
Nitto Boseki Company, Ltd. (I)	13,000	49,753
Nitto Kogyo Corp.	3,400	50,477
Nitto Kohki Company, Ltd.	1,000	19,210
Noevir Holdings Company, Ltd.	1,600	27,319
NOF Corp.	16,000	79,124
Nohmi Bosai, Ltd.	2,000	15,887
Noritake Company, Ltd.	12,000	29,705
Noritsu Koki Company, Ltd.	1,900	8,876
Noritz Corp.	900	17,895
NS Solutions Corp.	1,500	28,912
NS United Shinwa Kaiun Kaisha, Ltd. (I)	8,000	14,045
NSD Company, Ltd.	3,100	35,137
Obara Group, Inc.	1,400	26,758
OBIC Business Consultants, Ltd.	650	36,458
Oenon Holdings, Inc.	6,000	15,728
Ogaki Kyoritsu Bank, Ltd.	27,000	100,336
Oiles Corp.	2,400	45,606
Oita Bank, Ltd.	12,000	45,902
Okabe Company, Ltd.	5,700	53,251
Okamoto Industries, Inc.	7,000	23,912
Okamura Corp.	7,000	50,393
Okinawa Electric Power Company, Inc.	1,300	44,908
OKK Corp.	10,000	16,346
OKUMA Corp.	4,000	29,680
Okumura Corp.	12,000	48,368
Okura Industrial Company, Ltd.	4,000	19,326
Okuwa Company, Ltd.	3,000	34,062
Onoken Company, Ltd.	1,500	14,069
Onward Holdings Company, Ltd.	11,000	98,849
Optex Company, Ltd.	1,200	15,680
Organo Corp.	3,000	16,767
Origin Electric Company, Ltd.	3,000	11,950
Osaka Steel Company, Ltd.	1,400	24,155
Osaki Electric Company, Ltd.	3,000	15,780

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Oyo Corp.	2,700	$45,812
Pacific Industrial Company, Ltd.	5,000	30,076
Pal Company, Ltd.	1,100	30,851
PanaHome Corp.	7,000	50,132
Panasonic Information Systems	1,000	23,708
Parco Company, Ltd.	800	8,433
Paris Miki, Inc.	1,100	5,973
Pasona Group, Inc.	22	11,167
Penta-Ocean Construction Company, Ltd. (L)	14,500	37,325
Pigeon Corp.	1,000	70,248
Pilot Corp.	16	42,615
Piolax, Inc.	1,300	35,479
Plenus Company, Ltd.	2,400	38,816
Point, Inc.	910	45,013
Press Kogyo Company, Ltd.	7,000	36,283
Prima Meat Packers, Ltd.	16,000	38,888
Pronexus, Inc.	2,900	21,459
Rasa Industries, Ltd. (I)	4,000	5,632
Resorttrust, Inc.	2,100	59,739
Rhythm Watch Company, Ltd.	12,000	21,093
Ricoh Leasing Company, Ltd.	2,100	58,479
Riken Corp.	9,000	37,885
Riken Keiki Company, Ltd.	1,300	9,154
Riken Technos Corp.	3,000	8,260
Riken Vitamin Company, Ltd.	1,200	29,609
Ringer Hut Company, Ltd.	800	10,101
Riso Kyoiku Company, Ltd.	361	35,819
Rock Field Company, Ltd.	1,000	21,166
Roland Corp.	2,500	21,538
Roland D.G. Corp.	1,400	20,422
Round One Corp.	3,800	28,091
Royal Holdings Company, Ltd.	2,700	39,390
Ryobi, Ltd.	9,000	22,390
Ryoden Trading Company, Ltd.	4,000	26,138
Ryosan Company, Ltd.	3,600	70,149
Ryoyo Electro Corp.	2,600	23,712
S Foods, Inc.	500	4,813
Saibu Gas Company, Ltd.	19,000	44,477
Saizeriya Company, Ltd.	3,000	41,559
Sakai Chemical Industry Company, Ltd.	9,000	28,695
Sakata INX Corp.	6,000	38,790
Sakata Seed Corp.	2,900	38,274
Sala Corp.	1,500	8,210
San-A Company, Ltd.	700	32,000
San-Ai Oil Company, Ltd.	5,000	25,199
Sangetsu Company, Ltd.	3,400	91,066
Sanken Electric Company, Ltd.	12,000	48,510
Sanki Engineering Company, Ltd.	6,000	32,371
Sanko Marketing Foods Company, Ltd.	2	2,199
Sankyo Seiko Company, Ltd.	3,200	11,376
Sankyo Tateyama, Inc. (I)	2,200	45,634
Sankyu, Inc.	8,000	36,250
Sanoh Industrial Company, Ltd.	2,600	17,993
Sanshin Electronics Company, Ltd.	2,600	17,528
Sanwa Shutter Corp.	22,000	114,152
Sanyo Chemical Industries, Ltd.	8,000	44,003
Sanyo Denki Company, Ltd.	5,000	36,341
Sanyo Shokai, Ltd.	11,000	34,907
Sanyo Special Steel Company, Ltd.	10,000	35,675
Sasebo Heavy Industries Company, Ltd. (I)	9,000	11,310
Sato Corp.	1,700	30,731
Satori Electric Company, Ltd.	2,000	10,863
Seika Corp.	7,000	18,748

200

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Seikagaku Corp.	3,300	$35,768
Seiren Company, Ltd.	5,200	33,506
Sekisui Jushi Corp.	3,000	39,387
Sekisui Plastics Company, Ltd.	5,000	13,345
Senko Company, Ltd.	9,000	47,002
Senshukai Company, Ltd.	4,400	36,017
Shibusawa Warehouse Company, Ltd.	5,000	30,983
Shibuya Kogyo Company, Ltd.	800	7,475
Shikibo, Ltd.	11,000	14,078
Shikoku Bank, Ltd.	15,000	47,727
Shikoku Chemicals Corp.	3,000	19,554
Shima Seiki Manufacturing, Ltd.	2,300	52,080
Shimachu Company, Ltd.	3,800	91,468
Shimizu Bank, Ltd.	900	27,019
Shin Nippon Air Technologies Company, Ltd.	2,800	16,932
Shin-Etsu Polymer Company, Ltd.	3,000	11,728
Shinagawa Refractories Company, Ltd.	6,000	13,176
Shindengen Electric
Manufacturing Company, Ltd.	5,000	20,181
Shinkawa, Ltd.	1,500	7,602
Shinko Electric Company, Ltd.	12,000	21,190
Shinko Plantech Company, Ltd.	3,300	26,676
Shinko Shoji Company, Ltd.	2,700	25,901
Shinmaywa Industries, Ltd.	9,000	71,289
Ship Healthcare Holdings, Inc.	2,600	92,054
Shizuoka Gas Company, Ltd.	4,500	31,085
SHO-BOND Holdings Company, Ltd.	400	14,595
Shochiku Company, Ltd.	2,000	20,507
Showa Corp.	3,500	37,679
Showa Sangyo Company, Ltd.	7,000	24,164
Siix Corp.	2,200	34,191
Simplex Technology, Inc.	40	14,352
Sinanen Company, Ltd.	6,000	25,749
Sintokogio, Ltd.	4,600	41,579
SMK Corp.	6,000	17,067
Sogo Medical Company, Ltd.	600	21,240
ST Corp.	1,100	11,878
St. Marc Holdings Company, Ltd.	900	43,080
Star Micronics Company, Ltd.	2,600	25,740
Starzen Company, Ltd.	6,000	17,118
Stella Chemifa Corp.	800	15,336
Sumikin Bussan Corp.	9,000	30,794
Suminoe Textile Company, Ltd.	5,000	12,418
Sumitomo Densetsu Company, Ltd.	2,100	28,860
Sumitomo Light Metal Industries, Ltd.	29,000	29,698
Sumitomo Pipe & Tube Company, Ltd.	2,300	18,452
Sumitomo Seika Chemicals Company, Ltd.	4,000	15,928
Sumitomo Warehouse Company, Ltd.	16,048	111,327
SWCC Showa Holdings Company, Ltd. (I)	24,000	23,848
T Rad Company, Ltd.	7,000	18,903
T. Hasegawa Company, Ltd.	1,600	23,734
Tachi-S Company, Ltd.	2,700	47,981
Tachibana Eletech Company, Ltd.	1,500	15,517
Tadano, Ltd.	11,000	124,828
Taihei Dengyo Kaisha, Ltd.	3,000	19,292
Taihei Kogyo Company, Ltd.	5,000	18,103
Taiho Kogyo Company, Ltd.	2,500	32,627
Taikisha, Ltd.	2,100	47,147
Taisei Lamick Company, Ltd.	500	12,868
Taiyo Holdings Company, Ltd.	1,300	37,671
Takagi Securities Company, Ltd.	7,000	25,325
Takamatsu Corp.	1,500	22,847
Takaoka Toko Holdings Co Ltd.	700	11,042

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Takara Standard Company, Ltd.	7,000	$54,997
Takasago International Corp.	8,000	44,444
Takasago Thermal Engineering Company, Ltd.	5,700	47,308
Takihyo Company, Ltd.	3,000	13,820
Takiron Company, Ltd.	6,000	22,641
Takuma Company, Ltd.	6,000	36,525
Tamron Company, Ltd.	1,500	32,257
Tamura Corp.	7,000	14,703
Tatsuta Electric Wire & Cable Company, Ltd.	6,000	36,144
Tecmo Koei Holdings Company, Ltd.	2,100	20,676
Teikoku Electric Manufacturing Company, Ltd.	700	14,084
Teikoku Piston Ring Company, Ltd.	1,400	21,708
Teikoku Sen-I Company, Ltd.	2,000	18,714
Temp Holdings Company, Ltd.	2,400	41,203
Tenma Corp.	1,800	21,550
The Chiba Kogyo Bank, Ltd. (I)	3,200	31,558
The Daiei, Inc. (I)	5,650	20,648
The Hokkoku Bank, Ltd.	5,000	21,184
The Hyakugo Bank, Ltd.	20,000	101,033
The Pack Corp.	1,300	25,779
The San-in Godo Bank, Ltd.	8,000	69,126
The Yachiyo Bank, Ltd.	1,700	58,369
Tigers Polymer Corp.	1,000	4,330
TKC Corp.	1,500	27,835
TOA Corp. (I)	22,000	31,214
Toagosei Company, Ltd.	18,000	78,855
Tobishima Corp. (I)	7,200	8,058
TOC Company, Ltd.	6,800	53,410
Tocalo Company, Ltd.	1,300	19,110
Tochigi Bank, Ltd.	11,000	44,556
Toda Corp.	17,000	40,690
Toda Kogyo Corp.	3,000	10,330
Toei Company, Ltd.	5,000	36,021
Toenec Corp.	4,000	19,460
Toho Bank, Ltd.	18,000	58,239
Toho Company, Ltd.	3,000	10,464
Toho Zinc Company, Ltd.	10,000	40,663
Tohoku Bank, Ltd.	4,000	6,994
Tokai Carbon Company, Ltd.	17,000	58,656
Tokai Holdings Corp.	4,000	14,059
Tokai Rubber Industries, Ltd.	2,400	27,661
Tokai Tokyo Securities Company, Ltd.	16,000	118,243
Token Corp.	810	54,849
Tokimec, Inc.	5,000	9,784
Tokushu Tokai Paper Company, Ltd.	15,000	35,154
Tokyo Dome Corp.	11,000	62,834
Tokyo Energy & Systems, Inc.	2,000	10,217
Tokyo Ohka Kogyo Company, Ltd.	3,400	72,411
Tokyo Rakutenchi Company, Ltd.	2,000	9,622
Tokyo Rope Manufacturing Company, Ltd. (I)	12,000	14,764
Tokyo Seimitsu Company, Ltd.	2,600	54,326
Tokyo Tekko Company, Ltd.	4,000	15,574
Tokyo Theatres Company, Inc. (I)	9,000	19,303
Tokyo Tomin Bank, Ltd.	2,800	34,190
Tokyu Community Corp.	700	31,227
Tokyu Construction Company, Ltd. (I)	9,910	22,864
Tokyu Livable, Inc.	1,800	38,085
Tomato Bank, Ltd.	11,000	20,615
Tomen Devices Corp.	600	11,932
Tomen Electronics Corp.	1,900	23,224
Tomoe Corp.	2,200	8,194
Tomoe Engineering Company, Ltd.	800	16,699
Tomoku Company, Ltd.	6,000	19,722

201

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
TOMONY Holdings, Inc.	15,000	$65,102
Tomy Company, Ltd.	4,500	22,817
Tonami Holdings Company, Ltd.	6,000	13,928
Toppan Forms Company, Ltd.	5,600	54,362
Topre Corp.	4,300	44,525
Topy Industries, Ltd.	18,000	41,900
Toridoll Corp.	1,400	14,353
Torigoe Company, Ltd.	2,300	15,745
Torii Pharmaceutical Company, Ltd.	1,100	27,518
Torishima Pump Manufacturing Company, Ltd.	900	7,318
Toshiba Machine Company, Ltd.	8,000	39,455
Toshiba TEC Corp.	9,000	53,351
Tosho Printing Company, Ltd.	6,000	12,812
Totetsu Kogyo Company, Ltd.	3,000	49,490
Tottori Bank, Ltd.	4,000	8,590
Towa Bank, Ltd.	21,000	25,820
Towa Corp.	2,200	12,917
Towa Pharmaceutical Company, Ltd.	700	37,043
Toyo Corp.	3,200	46,773
Toyo Electric Manufacturing Company, Ltd.	3,000	10,523
Toyo Ink Manufacturing Company, Ltd.	15,000	71,457
Toyo Kohan Company, Ltd.	4,000	12,789
Toyo Securities Company, Ltd.	6,000	26,437
Toyo Tanso Company, Ltd.	1,000	24,566
Toyo Tire & Rubber Company, Ltd.	15,000	67,299
Toyo Wharf & Warehouse Company, Ltd.	6,000	13,188
Toyobo Company, Ltd.	48,936	83,673
Transcosmos, Inc. (I)	2,800	41,727
Trusco Nakayama Corp.	2,500	49,878
TS Tech Company, Ltd.	5,700	162,359
TSI Holdings Company, Ltd.	9,970	57,819
Tsubakimoto Chain Company, Ltd.	8,000	41,197
Tsugami Corp.	6,000	34,545
Tsukishima Kikai Company, Ltd.	2,000	18,728
Tsukuba Bank, Ltd.	5,700	31,135
Tsurumi Manufacturing Company, Ltd.	2,000	17,379
Tsutsumi Jewelry Company, Ltd.	1,100	30,589
U-Shin, Ltd.	2,300	15,945
Ube Material Industries, Ltd.	5,000	12,300
Uchida Yoko Company, Ltd.	4,000	11,857
ULVAC, Inc. (I)	2,900	24,149
Uniden Corp. (I)	9,000	22,073
Union Tool Company, Ltd.	1,500	30,796
Unipres Corp.	2,600	58,408
United Arrows, Ltd.	2,400	82,067
Unitika, Ltd. (I)	45,000	24,989
Valor Company, Ltd.	4,000	76,535
Vital KSK Holdings, Inc.	3,900	37,825
Wakachiku Construction Company, Ltd. (I)	17,000	18,702
Warabeya Nichiyo Company, Ltd.	1,900	30,706
Watabe Wedding Corp.	1,100	8,836
WATAMI Company, Ltd.	2,300	42,830
Xebio Company, Ltd.	1,500	31,954
Yahagi Construction Company, Ltd.	2,000	8,580
Yaizu Suisankagaku Industry Company, Ltd.	1,100	10,061
Yamabiko Corp.	900	21,394
Yamagata Bank, Ltd.	16,000	77,066
Yamanashi Chuo Bank, Ltd.	13,000	59,430
Yamatane Corp.	11,000	23,479
Yamazen Corp.	5,700	37,714
Yaoko Company, Ltd.	300	13,108
Yasuda Warehouse Company, Ltd.	2,500	30,289
Yellow Hat, Ltd.	2,200	34,720

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Yodogawa Steel Works, Ltd.	10,000	$37,659
Yokogawa Bridge Corp.	3,000	25,462
Yokohama Reito Company, Ltd.	4,000	38,446
Yokowo Company, Ltd.	2,000	10,825
Yomeishu Seizo Company, Ltd.	1,000	8,893
Yondenko Corp.	3,000	10,571
Yorozu Corp.	800	14,204
Yoshinoya Holdings Conpany, Ltd.	27	31,792
Yuasa Trading Company, Ltd.	21,000	44,526
Yuki Gosei Kogyo Co., Ltd.	3,000	9,535
Yurtec Corp.	4,000	12,557
Yusen Logistics Company, Ltd.	1,200	13,214
Yushin Precision Equipment Company, Ltd.	1,100	21,344
Yushiro Chemical Industry Company, Ltd.	1,100	11,074
Zenrin Company, Ltd.	2,100	29,280
Zeria Pharmaceutical Company, Ltd.	2,000	31,698
Zuken, Inc.	2,100	15,647

		23,978,246
Jersey, Channel Islands - 0.1%
Atrium European Real Estate, Ltd.	375	2,164
Centamin PLC (I)	88,755	66,767
Heritage Oil, Ltd. (I)	9,831	26,572

		95,503
Liechtenstein - 0.1%
Liechtensteinische Landesbank AG	1,361	52,197
Verwaltungs & Privat Bank AG	492	43,539

		95,736
Luxembourg - 0.4%
APERAM	697	8,576
Eurofins Scientific	895	188,567
GAGFAH SA (I)	1,693	20,798
Regus PLC	66,614	161,542

		379,483
Malta - 0.0%
Unibet Group PLC	1,362	47,556
Mongolia - 0.0%
Mongolian Mining Corp. (I)	14,000	5,182
Netherlands - 1.9%
Aalberts Industries NV	9,501	212,852
Accell Group	1,666	29,277
AMG Advanced Metallurgical Group NV (I)	3,085	25,936
Amsterdam Commodities NV	1,057	21,419
Arcadis NV	6,428	177,952
ASM International NV	5,593	185,892
Beter Bed Holding NV	1,056	19,360
BinckBank NV	4,478	42,139
Brunel International NV	825	34,931
CSM NV	5,756	121,916
Exact Holdings NV	467	9,702
Grontmij (I)	5,995	26,114
Heijmans NV	2,023	18,190
InnoConcepts NV (I)	10,527	0
KAS Bank NV	330	3,810
Kendrion NV	212	5,157
Koninklijke BAM Groep NV	24,510	99,406
Koninklijke Ten Cate NV	3,799	89,497
Koninklijke Wessanen NV	2,054	5,982
Macintosh Retail Group NV	454	5,180
Nutreco Holding NV	2,973	273,435
Ordina NV (I)	5,537	8,536

202

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Netherlands (continued)
PostNL NV (I)	3,608	$7,241
SBM Offshore NV (I)	7,073	117,149
Sligro Food Group NV	2,169	68,834
SNS REAAL NV (I)	16,603	0
Telegraaf Media Groep NV	4,601	53,730
TKH Group NV	2,328	60,401
TomTom NV (I)(L)	15,548	62,113
Unit4 NV	1,920	62,454
USG People NV	6,577	56,606

		1,905,211
New Zealand - 0.9%
Air New Zealand, Ltd.	19,995	25,698
Chorus, Ltd.	1,695	3,989
Ebos Group, Ltd.	718	5,610
Fisher & Paykel Healthcare Corp.	28,953	63,535
Freightways, Ltd.	8,921	33,862
Infratil, Ltd.	66,634	134,394
Mainfreight, Ltd.	7,268	68,785
New Zealand Oil & Gas, Ltd.	47,702	34,158
New Zealand Refining Company, Ltd.	17,531	36,849
Nuplex Industries, Ltd.	40,972	114,100
PGG Wrightson, Ltd.	8,197	2,543
Pike River Coal Company, Ltd. (I)	21,968	0
Port of Tauranga, Ltd.	5,763	66,529
Pumpkin Patch, Ltd. (I)	7,395	7,547
Ryman Healthcare, Ltd.	14,826	62,616
Sky Network Television, Ltd.	12,878	57,161
SKYCITY Entertainment Group, Ltd.	43,129	159,328
Tower, Ltd. (I)	20,665	33,242
Warehouse Group, Ltd.	4,936	14,423

		924,369
Norway - 1.1%
Agasti Holding ASA (I)	24,000	5,434
Algeta ASA (I)(L)	636	21,405
Atea ASA	13,003	144,681
Austevoll Seafood ASA	1,577	9,588
Bonheur ASA	1,100	25,782
BW Offshore, Ltd.	30,800	32,518
BWG Homes ASA (I)	9,652	23,145
Camillo Eitzen & Company ASA (I)	130	27
Cermaq ASA	8,984	143,016
Clavis Pharma ASA (I)	70	82
DNO International ASA (I)	28,953	50,296
DOF ASA (I)(L)	1,335	5,510
Ekornes ASA	207	3,330
Electromagnetic GeoServices ASA (I)	3,160	4,724
Eltek ASA	22,000	21,212
Evry ASA	946	1,369
Farstad Shipping ASA	390	8,580
Ganger Rolf ASA	700	15,643
Kongsberg Automotive Holding ASA (I)	29,400	7,523
Kvaerner ASA	4,648	9,670
Leroy Seafood Group ASA	594	15,865
Nordic Semiconductor ASA (I)(L)	21,567	67,811
Norwegian Air Shuttle AS (I)	2,907	105,798
Norwegian Energy Company AS (I)	16,500	12,999
Opera Software ASA	4,868	31,151
Scana Industrier ASA (I)	15,247	1,047
Sevan Marine ASA (I)	2,068	6,552
Siem Offshore, Inc. (I)	20,000	25,515
Solstad Offshore ASA	2,900	50,143
SpareBank 1 SR Bank ASA	1,073	9,188

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Norway (continued)
Sparebanken 1 SMN (L)	3,890	$30,937
STX OSV Holdings, Ltd.	11,000	10,821
Tomra Systems ASA	13,184	128,711
Veidekke ASA	6,400	51,127
Wilh Wilhelmsen Holding ASA, Class A	1,300	37,586

		1,118,786
Papua New Guinea - 0.0%
Highlands Pacific, Ltd. (I)	59,421	7,408
Peru - 0.1%
Copeinca ASA	7,710	79,900
Portugal - 0.4%
Altri SGPS SA	26,263	64,606
Banco BPI SA (I)	23,984	30,457
BANIF - Banco Internacional
do Funchal SA (I)	17,971	2,812
Mota Engil SGPS SA	5,366	12,790
Portucel - Empresa Produtora de Pasta
e Papel SA	28,126	96,784
Redes Energeticas Nacionais SA	12,164	35,110
Semapa-Sociedade de Investimento & Gestao	5,253	47,544
Sonae	50,046	44,936
Teixeira Duarte SA (I)	21,736	12,300
Zon Multimedia Servicos de Telecomunicacoes
e Multimedia SGPS SA	14,900	62,949

		410,288
Russia - 0.0%
Raven Russia, Ltd.	7,198	7,881
Singapore - 1.5%
ASL Marine Holdings, Ltd.	19,600	11,335
Ausgroup, Ltd.	71,000	31,008
Banyan Tree Holdings, Ltd. (I)	54,000	26,805
Biosensors International Group, Ltd. (I)	52,000	54,956
Bukit Sembawang Estates, Ltd.	16,000	91,642
Cape PLC	836	3,984
CH Offshore, Ltd.	38,000	14,575
China Aviation Oil Singapore Corp., Ltd.	12,000	10,466
China Merchants Holdings Pacific, Ltd.	50,000	35,498
Cosco Corp. Singapore, Ltd.	80,000	58,967
Creative Technology, Ltd.	6,650	15,250
CSE Global, Ltd.	55,000	38,386
Ezra Holdings, Ltd. (I)	50,400	47,005
Food Empire Holdings, Ltd.	43,200	24,430
Gallant Venture, Ltd. (I)	71,000	16,084
GMG Global, Ltd.	46,000	4,642
Goodpack, Ltd.	18,000	27,195
Ho Bee Investment, Ltd.	18,000	28,027
Hong Fok Corp., Ltd. (I)	48,000	26,967
Hong Leong Asia, Ltd.	13,000	17,917
Hotel Properties, Ltd.	24,000	63,713
HTL International Holdings, Ltd.	34,000	8,366
Hyflux, Ltd.	24,000	28,291
Indofood Agri Resources, Ltd.	25,000	24,920
Jaya Holdings, Ltd.	51,000	28,360
Metro Holdings, Ltd.	63,600	46,979
Midas Holdings, Ltd.	115,000	50,221
Oceanus Group, Ltd. (I)	116,000	5,459
Orchard Parade Holdings, Ltd.	5,000	8,731
OSIM International, Ltd.	30,000	48,289
Otto Marine, Ltd. (I)	144,000	10,148
Overseas Union Enterprise, Ltd.	5,000	12,397
Pan Pacific Hotels Group, Ltd.	21,500	41,153

203

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Singapore (continued)
Petra Foods, Ltd.	45,000	$151,117
Raffles Education Corp., Ltd. (I)	91,425	26,671
Rotary Engineering, Ltd.	22,000	9,185
SBS Transit, Ltd.	5,000	6,050
Sinarmas Land, Ltd.	184,000	67,611
Stamford Land Corp., Ltd.	59,000	27,114
Super Coffeemix Manufacturing, Ltd.	15,000	47,232
Swiber Holdings, Ltd.	20,000	10,822
Tat Hong Holdings, Ltd.	31,000	38,167
Triyards Holdings, Ltd. (I)	5,040	3,257
United Engineers, Ltd.	19,000	48,770
UOB-Kay Hian Holdings, Ltd.	31,000	42,625
Venture Corp., Ltd.	7,000	48,905
WBL Corp., Ltd.	4,000	13,669
Wing Tai Holdings, Ltd.	21,205	32,543
Yeo Hiap Seng, Ltd.	1,104	2,522
Yongnam Holdings, Ltd.	87,000	20,007

		1,558,433
Spain - 1.9%
Abengoa SA	2,937	8,330
Abengoa SA, B Shares	11,748	29,214
Acerinox SA	2,262	23,220
Almirall SA	6,175	77,209
Amper SA (I)	1,961	3,494
Antena 3 de Television SA (L)	3,644	19,972
Bankinter SA	17,362	84,618
Bolsas y Mercados Espanoles SA (L)	5,350	131,971
Caja de Ahorros del Mediterraneo (I)	5,428	696
Campofrio Food Group SA (I)	1,173	7,012
Cementos Portland Valderrivas SA (I)	1,547	8,849
Construcciones & Auxiliar de Ferrocarriles SA	265	95,571
Deoleo SA (I)	11,142	3,720
Dinamia SA	1,181	7,653
Duro Felguera SA	3,914	26,827
Ebro Foods SA	13,765	273,877
Elecnor SA	2,026	23,585
Ence Energia y Celulosa SA	16,201	46,010
Ercros SA (I)	12,567	6,582
Faes Farma SA	16,257	42,045
Fluidra SA	3,227	10,387
Gamesa Corporacion Tecnologica SA	7,200	22,007
Grupo Catalana Occidente SA	2,531	54,787
Indra Sistemas SA (L)	7,450	88,934
Laboratorios Farmaceuticos Rovi SA	1,750	15,503
Mediaset Espana Comunicacion SA (I)	4,733	34,227
Melia Hotels International SA	5,056	34,388
NH Hoteles SA (I)	8,165	25,772
Obrascon Huarte Lain SA	3,281	107,992
Papeles y Cartones de Europa SA	4,221	14,617
Pescanova SA	1,602	11,602
Promotora de Informaciones SA (I)	9,049	2,626
Realia Business SA (I)	9,431	9,142
Sacyr Vallehermoso SA (I)	931	1,693
Sociedad Nacional de Industrias Apicaciones
Celulosa Espanol SA (I)	8,375	4,406
Tecnicas Reunidas SA	2,764	129,959
Tubacex SA	10,312	27,669
Tubos Reunidos SA	9,106	20,049
Unipapel SA	209	3,313
Vidrala SA	2,228	72,807
Viscofan SA	6,729	353,426
Vocento SA (I)	9,411	12,886

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Spain (continued)
Zeltia SA (I)	16,087	$26,409

		2,005,056
Sweden - 3.7%
AarhusKarlshamn AB	4,950	250,011
Acando AB	6,279	16,339
Active Biotech AB (I)	2,172	21,159
AddTech AB	2,310	76,822
AF AB	3,536	104,621
Avanza Bank Holding AB	1,104	29,682
Axfood AB	1,565	63,696
Axis Communications AB (L)	8,098	210,681
B&B Tools AB	3,490	45,543
BE Group AB	4,723	13,204
Beijer Alma AB	229	5,051
Betsson AB	2,976	95,868
Bilia AB	1,720	31,078
BillerudKorsnas AB	25,798	248,916
BioGaia AB	555	18,749
Bure Equity AB	7,860	27,994
Castellum AB (L)	6,802	96,906
Clas Ohlson AB	4,002	53,457
Cloetta AB (I)	2,034	5,307
Concordia Maritime AB	2,200	3,714
Duni AB	5,099	48,515
East Capital Explorer AB	3,589	28,654
Enea AB	1,999	15,108
Eniro AB (I)(L)	12,390	22,199
Fabege AB (L)	6,102	62,419
Fagerhult AB	749	20,776
Fastighets AB Balder - B Shares (I)	2,585	18,224
G & L Beijer AB	2,250	41,515
Haldex AB	6,370	38,034
Hexpol AB	1,566	89,960
HIQ International AB	3,756	22,708
Hoganas AB	4,475	221,411
Holmen AB, Series B	4,455	132,535
Hufvudstaden AB, Class A	638	8,016
Industrial & Financial Systems AB (L)	3,487	62,324
Indutrade AB	1,973	69,202
Intrum Justitia AB	6,104	118,072
JM AB (L)	8,981	213,291
KappAhl Holding AB (I)	2,691	11,722
Kungsleden AB	10,626	68,535
Lindab International AB	6,008	48,486
Loomis AB	4,564	84,989
Mekonomen AB	2,150	72,498
NCC AB, B Shares	8,075	202,287
Net Entertainment NE AB	105	1,521
Net Insight AB (I)	40,297	8,655
New Wave Group AB	6,024	33,708
Nibe Industrier AB	7,047	122,571
Nobia AB	17,611	93,914
OEM International AB	1,799	19,465
PA Resources AB (I)	139,034	1,277
Peab AB	14,016	78,612
Proffice AB	6,320	24,069
Rezidor Hotel Group AB (I)	8,897	43,058
RNB Retail & Brands AB (I)	31,521	677
Saab AB	46	997
SAS AB (I)	17,484	36,085
SkiStar AB	222	2,641
SSAB AB, Series A	3,598	27,455
Sweco AB	3,557	42,010

204

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Sweden (continued)
Swedish Orphan Biovitrum AB (I)	11,871	$76,476
TradeDoubler AB	4,887	11,206
Wihlborgs Fastigheter AB	3,088	50,868

		3,815,543
Switzerland - 4.6%
Acino Holding AG (I)	303	30,888
Advanced Digital Broadcast Holdings SA (I)	245	4,122
AFG Arbonia-Forster Holding AG (I)	1,594	43,037
Allreal Holding AG	764	111,088
APG SGA SA	88	21,424
Ascom Holding AG	3,146	38,303
Autoneum Holding AG	430	28,771
Bachem Holding AG	14	582
Bank Coop AG	1,583	89,971
Banque Privee Edmond de Rothschild SA	1	21,182
Basilea Pharmaceutica	374	22,673
Belimo Holding AG	29	66,947
Bellevue Group AG	655	7,564
Berner Kantonalbank	285	76,854
Bobst Group AG (I)	1,189	38,880
Bossard Holding AG	208	31,895
Bucher Industries AG	751	173,891
Burckhardt Compression Holding AG	370	138,574
Centralschweizerische Kraftwerke AG	83	27,104
Charles Voegele Holding AG (I)	998	16,929
Cicor Technologies (I)	322	9,839
Cie Financiere Tradition SA	211	11,402
Conzzeta Holding AG	1	1,960
Daetwyler Holding AG	778	86,168
EFG International (L)	5,629	68,043
Emmi AG	319	90,115
Energiedienst Holding AG	559	21,570
Ferrexpo PLC	5,662	14,917
Flughafen Zuerich AG	380	176,870
Forbo Holding AG	196	128,101
GAM Holding AG	25,978	439,573
Gategroup Holding AG (I)	846	15,931
Georg Fischer AG	893	378,688
Gurit Holding AG	22	8,937
Helvetia Patria Holding AG	307	124,095
Huber & Suhner AG	222	10,655
Implenia AG	348	19,021
Inficon Holding AG	99	29,207
Informa PLC	10,659	85,530
Intershop Holdings	8	2,832
Kaba Holding AG	317	123,400
Komax Holding AG	647	61,738
Kudelski SA	4,675	61,575
Kuoni Reisen Holding AG	265	83,802
LEM Holding SA	52	32,282
Logitech International SA (L)	9,485	64,291
Lonza Group AG	1,290	83,775
Luzerner Kantonalbank AG	145	55,290
Meyer Burger Technology AG (I)(L)	3,227	25,429
Micronas Semiconductor Holding AG	5,145	36,937
Mobilezone Holding AG	3,138	32,068
Mobimo Holding AG	528	118,453
Nobel Biocare Holding AG	1,633	16,397
OC Oerlikon Corp. AG	10,301	122,576
Orascom Development Holding AG (I)	1,134	13,146
Orell Fuessli Holding AG	136	12,967
Panalpina Welttransport Holding AG	1,099	96,953
Phoenix Mecano AG	53	26,401

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Switzerland (continued)
PubliGroupe SA	20	$3,029
Rieter Holding AG	430	73,005
Romande Energie Holding SA	52	57,602
Schaffner Holding AG	40	9,240
Schmolz & Bickenbach AG (I)	1,684	4,156
Schweiter Technologies AG	3	1,855
Schweizerische National-Versicherungs-
Gesellschaft AG	1,339	64,706
Siegfried Holding AG	53	6,895
St. Galler Kantonalbank	99	41,715
Straumann Holding AG	77	10,399
Swisslog Holding AG	4,914	6,369
Swissquote Group Holding SA	1,093	34,627
Tamedia AG	188	20,808
Tecan Group AG	633	59,367
Temenos Group AG (I)	3,816	90,730
U-Blox AG	65	3,310
Valiant Holding AG	686	61,097
Valora Holding AG	284	58,032
Vaudoise Assurances Holding SA	138	49,315
Vetropack Holding AG	3	6,008
Von Roll Holding AG (I)	7,878	16,440
Vontobel Holding AG	2,802	89,179
WMH Walter Meier AG (I)	121	36,119
Ypsomed Holding AG	276	15,989
Zehnder Group AG	615	26,698
Zuger Kantonalbank	17	89,203

		4,717,506
Taiwan - 0.0%
Ya Hsin Industrial Company, Ltd. (I)	138,000	0
United Arab Emirates - 0.1%
Lamprell PLC	30,296	60,619
United Kingdom - 20.8%
A.G.Barr PLC	9,000	74,585
Afren PLC (I)	55,554	119,837
Alent PLC (I)	33,297	191,084
Alizyme PLC (I)	22,479	0
Amlin PLC	13,174	84,811
Anglo Pacific Group PLC	10,171	36,790
Anite PLC	6,272	11,989
Ashtead Group PLC	54,314	486,005
Aveva Group PLC	7,949	273,732
Balfour Beatty PLC	40,039	143,259
Barratt Developments PLC (I)	98,477	410,450
BBA Aviation PLC	48,270	189,497
Bellway PLC	10,163	200,370
Berendsen PLC	14,469	172,857
Berkeley Group Holdings PLC	13,633	423,048
Bodycote PLC	19,111	156,235
Booker Group PLC	6,370	11,794
Bovis Homes Group PLC	13,879	156,390
Brammer PLC	8,722	49,226
Brewin Dolphin Holdings PLC	23,416	73,531
British Polythene Industries PLC	4,443	35,805
Britvic PLC	32,362	218,632
BTG PLC (I)	25,585	138,924
Cable & Wireless Communications PLC	75,207	48,059
Capital & Counties Properties PLC	4,640	19,214
Capital & Regional PLC (I)	28,406	14,226
Carillion PLC	27,252	113,083
Charles Taylor Consulting PLC	3,000	8,309
Chemring Group PLC	32,046	126,765

205

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Chesnara PLC	776	$2,776
Chime Communications PLC	5,129	20,387
Cineworld Group PLC	6,663	28,252
Close Brothers Group PLC	15,796	253,339
Cobham PLC	28,846	106,739
Colt Telecom Group SA (I)	31,617	60,544
Communisis PLC	1	1
Computacenter PLC	9,482	77,866
Concentric AB	6,370	68,060
Costain Group PLC	3,598	14,969
Cranswick PLC	8,434	126,428
Creston PLC	10,587	13,715
CSR PLC	18,505	135,743
D.S. Smith PLC	122,693	408,287
Daily Mail & General Trust PLC	17,811	192,104
Dairy Crest Group PLC	13,990	91,345
Darty PLC	13,363	8,782
De La Rue PLC	7,909	117,486
Debenhams PLC	116,644	146,898
Dechra Pharmaceuticals PLC	5,389	61,389
Development Securities PLC	2,220	5,083
Devro PLC	5,062	27,012
Dignity PLC	5,430	117,372
Diploma PLC	7,537	64,383
Dixons Retail PLC (I)	231,071	118,922
Domino Printing Sciences PLC	13,820	134,669
Domino’s Pizza UK & IRL PLC	7,102	65,112
Drax Group PLC	30,783	286,683
Dunelm Group PLC	9,379	119,513
E2V Technologies PLC	2,485	4,533
Electrocomponents PLC	45,730	175,088
Elementis PLC	54,285	215,767
EnQuest PLC (I)	46,110	100,653
Enterprise Inns PLC (I)	55,142	89,200
Euromoney Institutional Investor PLC	7,325	107,609
F&C Asset Management PLC	41,888	66,501
Fenner PLC	9,083	53,729
Fidessa Group PLC	3,586	106,425
Filtrona PLC	27,028	299,848
Findel PLC (I)	318,283	31,467
FirstGroup PLC	35,332	108,355
Galliford Try PLC	8,666	121,367
Gem Diamonds, Ltd. (I)	12,666	26,351
Genus PLC	5,336	128,195
Go-Ahead Group PLC	2,784	62,256
Greene King PLC	18,168	194,269
Greggs PLC	7,878	57,138
Halfords Group PLC	23,761	116,552
Halma PLC	44,038	346,853
Hardy Oil & Gas PLC (I)	5,072	9,249
Hays PLC	90,038	132,425
Headlam Group PLC	4,631	24,519
Helical Bar PLC	8,263	29,722
Hikma Pharmaceuticals PLC	16,363	257,211
Hill & Smith Holdings PLC	6,401	43,506
Hochschild Mining PLC	15,777	65,673
Homeserve PLC	23,941	72,998
Howden Joinery Group PLC	88,671	322,687
Hunting PLC	9,788	132,243
Hyder Consulting PLC	3,872	28,402
ICAP PLC	359	1,586
IG Group Holdings PLC	25,146	204,769
Imagination Technologies Group PLC (I)	14,187	106,424

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Inchcape PLC	27,669	$212,119
Innovation Group PLC (I)	9,835	3,815
Intermediate Capital Group PLC	43,942	282,782
International Personal Finance PLC	47,051	318,338
Interserve PLC	12,721	96,718
Invensys PLC	13,129	70,242
ITE Group PLC	16,803	69,799
J.D. Wetherspoon PLC	9,690	79,189
James Fisher & Sons PLC	4,579	72,106
Jardine Lloyd Thompson Group PLC	10,279	133,038
Jazztel PLC (I)	19,044	145,498
JKX Oil & Gas PLC (I)	8,683	9,992
John Menzies PLC (I)	983	10,674
Kcom Group PLC	95,593	118,032
Keller Group PLC	4,607	57,087
Kier Group PLC	2,737	48,818
Kofax PLC (I)	12,928	62,313
Ladbrokes PLC	55,844	192,377
Laird PLC	26,527	87,867
Lancashire Holdings, Ltd.	13,824	170,023
Lonmin PLC (I)(L)	2,646	11,713
Lookers PLC	17,654	26,522
Low & Bonar PLC	21,034	24,386
M.J. Gleeson Group PLC	8,478	26,341
Management Consulting Group PLC	217	103
Marshalls PLC	1,729	3,282
Marston’s PLC	27,240	58,691
McBride PLC	14,770	26,733
Mears Group PLC	8,289	43,044
Melrose Industries PLC	1,264	5,102
Michael Page International PLC	20,769	133,634
Micro Focus International PLC	22,274	232,002
Millennium & Copthorne Hotels PLC	13,381	115,746
Mitchells & Butlers PLC (I)	26,386	130,780
Mitie Group PLC	21,404	91,376
Moneysupermarket.com Group PLC	11,551	34,771
Morgan Crucible Company PLC	23,436	100,702
Mothercare PLC (I)	6,928	33,185
MWB Group Holdings PLC (I)	11,618	861
N. Brown Group PLC	16,271	101,231
National Express Group PLC	34,580	107,749
NCC Group, Ltd.	24,395	52,303
Northgate PLC	1,332	6,335
Novae Group PLC	2,664	18,425
Optos PLC (I)	3,748	8,598
Oxford Biomedica PLC (I)	57,574	1,358
Oxford Instruments PLC	3,507	88,267
Pace PLC	26,281	97,441
PayPoint PLC	4,414	59,497
Pendragon PLC (I)	63,903	22,094
Persimmon PLC	26,100	424,852
Petropavlovsk PLC	20,453	69,222
Photo-Me International PLC	24,627	28,108
Premier Farnell PLC	44,384	150,520
Premier Foods PLC (I)	15,810	19,313
Premier Oil PLC (I)	25,504	151,169
Provident Financial PLC	5,699	135,870
Punch Taverns PLC (I)	20,164	3,220
PZ Cussons PLC	15,640	96,024
QinetiQ Group PLC	59,423	187,374
Quintain Estates & Development PLC (I)	54,012	55,145
Rathbone Brothers PLC	4,853	107,630
Redrow PLC (I)	28,411	81,127

206

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Renishaw PLC	2,747	$76,837
Rentokil Initial PLC	61,337	93,618
Restaurant Group PLC	15,717	111,768
Ricardo PLC	418	2,668
Rightmove PLC	9,027	244,771
RM PLC	10,003	12,000
Rotork PLC	11,593	512,664
RPC Group PLC	19,465	117,617
RPS Group PLC	17,736	72,246
Salamander Energy PLC (I)	13,282	41,865
Savills PLC	12,336	102,323
SDL PLC	13,797	82,606
Senior PLC	19,322	70,169
Shanks Group PLC	46,070	55,028
SIG PLC	20,810	50,318
Smiths News PLC	16,404	46,152
Soco International PLC (I)	16,636	95,180
Southern Cross Healthcare, Ltd. (I)	15,726	1,493
Spectris PLC	10,418	390,376
Spirax-Sarco Engineering PLC	9,089	372,192
Spirent Communications PLC	60,917	136,706
Spirit Pub Company PLC	20,164	18,017
Sportech PLC (I)	11,390	17,319
Sports Direct International PLC (I)	15,902	103,183
St James’s Place PLC	19,153	148,228
St. Modwen Properties PLC	14,271	56,103
Stagecoach Group PLC	24,940	117,766
Sthree PLC	8,144	42,973
STV Group PLC (I)	2,685	5,162
SuperGroup PLC (I)	11	102
Synergy Health PLC	5,377	83,214
TalkTalk Telecom Group PLC	24,348	100,903
Taylor Wimpey PLC	241,540	333,866
Telecity Group PLC	3,954	54,414
Telecom Plus PLC	752	11,453
Thomas Cook Group PLC (I)	5,723	9,788
Topps Tiles PLC	15,591	15,056
Torotrak PLC (I)	2,223	996
Tribal Group PLC	7,453	16,643
Trinity Mirror PLC (I)	6,673	9,558
TT electronics PLC	14,769	39,516
Tullett Prebon PLC	20,558	81,027
UK Mail Group PLC	2,825	16,242
Ultra Electronics Holdings PLC	5,588	146,170
Unite Group PLC	5,851	28,616
UTV Media PLC	14,284	33,696
Vectura Group PLC (I)	29,652	40,923
Vesuvius PLC	33,297	179,212
Victrex PLC	5,831	147,586
Vitec Group PLC	1,430	14,245
Volex Group PLC	2,300	3,615
VP PLC	637	3,317
W.S. Atkins PLC	9,549	132,460
WH Smith PLC	11,284	128,204
William Hill PLC	51,239	289,060
Wilmington Group PLC	8,076	19,852
Wincanton PLC (I)	2,774	1,845
Wolfson Microelectronics PLC (I)	12,200	32,807
Xaar PLC	156	1,008
Xchanging PLC (I)	19,640	39,740
Yule Catto & Company PLC	8,486	27,798

		21,358,889

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States - 0.2%
Argonaut Gold, Inc. (I)	6,900	$55,969
Biota Pharmaceuticals, Inc.	1,711	6,947
BNK Petroleum, Inc. (I)	5,141	3,947
Boart Longyear, Ltd.	36,330	48,637
Golden Star Resources, Ltd. (I)(L)	27,300	43,805
International Minerals Corp.	1,700	6,158
Thompson Creek Metals Company, Inc. (I)(L)	11,493	34,706

		200,169

TOTAL COMMON STOCKS (Cost $102,428,982)		$101,341,208

RIGHTS - 0.0%
Haitong International
Securities Group Ltd. (I)(N)	11,200	$837
rnb Retail and Brands AB (Expiration Date:
04/22/2013; strike Price SEK 0.07) (I)	126,084	13,544
William Hill PLC (Expiration Date:
04/04/2013; Strike Price: GBP 2.45) (I)	11,386	21,453

TOTAL RIGHTS (Cost $29,444)		$35,834

WARRANTS - 0.0%
Seat Pagine Gialle SpA (Expiration
Date: 08/31/2014) (I)(N)	131,159	83

TOTAL WARRANTS (Cost $0)		$83

SECURITIES LENDING COLLATERAL - 4.0%
John Hancock Collateral
Investment Trust, 0.2481% (W)(Y)	405,039	$4,053,913

TOTAL SECURITIES LENDING
COLLATERAL (Cost $4,053,754)		$4,053,913

Total Investments (International Small Company Trust)
(Cost $106,512,180) - 102.8%		$105,431,038
Other assets and liabilities, net - (2.8%)		(2,844,621)

TOTAL NET ASSETS - 100.0%		$102,586,417

International Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.8%
Australia - 0.2%
Billabong International, Ltd. (I)(L)	2,845,720	$2,161,595
Belgium - 1.0%
KBC Groep NV	305,456	10,538,155
Brazil - 0.4%
Vale SA (Preference A Shares), ADR	263,960	4,363,259
Canada - 5.3%
AGF Management, Ltd., Class B	243,200	2,580,790
Ensign Energy Services, Inc.	664,400	11,327,861
Suncor Energy, Inc.	360,500	10,802,402
Talisman Energy, Inc.	1,084,340	13,257,373
Trican Well Service, Ltd.	1,223,000	17,938,377

		55,906,803
China - 1.8%
China Telecom Corp., Ltd., H Shares	13,736,427	6,943,606
Shanghai Electric Group Company, Ltd.,
H Shares	13,746,000	5,374,334

207

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

International Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China (continued)
Shanghai Pharmaceuticals Holding
Company, Ltd., H Shares	1,066,700	$2,341,714
Trina Solar, Ltd., ADR (I)(L)	1,203,530	4,368,814

		19,028,468
Denmark - 0.3%
Vestas Wind Systems A/S (I)(L)	425,733	3,426,708
France - 15.1%
Alstom SA	125,020	5,100,401
AXA SA	1,386,601	23,902,930
BNP Paribas SA	615,926	31,731,010
Carrefour SA	594,210	16,322,643
France Telecom SA	843,243	8,550,226
Ipsen SA	181,158	6,483,017
Sanofi	271,013	27,636,707
Societe Generale SA (I)	474,043	15,638,280
Total SA	333,336	15,932,304
Vivendi SA	431,265	8,931,975

		160,229,493
Germany - 4.0%
Deutsche Lufthansa AG	686,720	13,415,968
E.ON SE	58,350	1,019,224
Gerresheimer AG (I)	50,210	2,885,020
Kloeckner & Company SE (I)	455,830	6,459,157
Muenchener Rueckversicherungs AG	33,564	6,279,718
Siemens AG	116,271	12,525,871

		42,584,958
Hong Kong - 2.2%
China Mobile, Ltd.	817,000	8,650,375
First Pacific Company, Ltd.	2,374,000	3,224,401
Kingboard Chemical Holdings, Ltd.	4,146,500	11,875,346

		23,750,122
India - 0.7%
Reliance Industries, Ltd.	548,420	7,868,013
Ireland - 0.9%
CRH PLC	418,460	9,246,517
Italy - 1.5%
UniCredit SpA (I)	3,587,452	15,424,652
Japan - 6.4%
CAPCOM Company, Ltd. (L)	177,300	2,851,830
ITOCHU Corp.	1,414,660	17,353,015
Mazda Motor Corp. (I)	2,951,000	8,711,348
Namco Bandai Holdings, Inc.	626,700	11,105,591
Toyota Motor Corp.	329,530	16,982,821
Trend Micro, Inc. (L)	367,100	10,312,024

		67,316,629
Netherlands - 10.1%
Aegon NV	2,675,082	16,106,002
Akzo Nobel NV	182,230	11,579,004
Fugro NV	30,400	1,689,289
ING Groep NV (I)	5,298,970	38,082,388
Koninklijke Philips Electronics NV	274,035	8,143,918
Randstad Holdings NV	276,880	11,346,832
Royal Dutch Shell PLC, B Shares	591,786	19,692,450

		106,639,883
Norway - 3.9%
Statoil ASA	771,610	18,839,557
Telenor ASA	997,585	21,878,967

		40,718,524

International Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Singapore - 1.7%
Flextronics International, Ltd. (I)(L)	2,218,370	$14,996,181
Singapore Telecommunications, Ltd.	1,187,000	3,441,685

		18,437,866
South Korea - 7.4%
Hana Financial Group, Inc.	333,660	11,808,979
KB Financial Group, Inc., ADR (L)	699,043	23,096,381
KIWOOM Securities Company, Ltd.	84,364	5,148,975
Korea Investment Holdings Company, Ltd.	145,600	5,828,890
POSCO	44,932	13,236,152
Samsung Electronics Company, Ltd.	13,932	18,975,432

		78,094,809
Spain - 1.2%
Telefonica SA	932,814	12,608,779
Sweden - 1.2%
Getinge AB, B Shares (L)	153,092	4,676,217
Telefonaktiebolaget LM Ericsson, B Shares	641,194	8,000,468

		12,676,685
Switzerland - 10.4%
Basilea Pharmaceutica (I)	36,130	2,190,288
Credit Suisse Group AG	1,451,692	38,312,261
Lonza Group AG	99,460	6,459,082
Nobel Biocare Holding AG (I)(L)	572,476	5,748,213
Noble Corp.	326,980	12,474,287
Novartis AG	168,620	12,007,673
Roche Holdings AG	112,172	26,189,147
Swiss Re AG	71,201	5,794,621
UBS AG	79,526	1,221,294

		110,396,866
Taiwan - 2.0%
Compal Electronics, Inc.	13,233,334	9,359,691
Compal Electronics, Inc., GDR (S)	2,123	7,473
Siliconware Precision Industries Company	9,912,000	11,463,761

		20,830,925
United Kingdom - 19.2%
Aviva PLC	4,978,220	22,430,208
BAE Systems PLC	2,091,561	12,554,384
BP PLC, ADR	1,840,025	12,921,956
Carillion PLC	1,520,420	6,309,027
G4S PLC	2,910,180	12,921,166
GlaxoSmithKline PLC	1,033,284	24,185,698
Hays PLC	7,322,723	10,770,061
Kingfisher PLC	2,938,370	12,879,296
Lloyds Banking Group PLC (I)	17,914,590	13,328,647
Man Group PLC	12,211,620	16,560,231
Marks & Spencer Group PLC	1,603,200	9,503,255
Premier Foods PLC (I)	449,164	548,678
Rexam PLC	889,830	7,135,668
Tesco PLC	4,151,390	24,136,374
Vodafone Group PLC	6,095,398	17,300,865

		203,485,514
United States - 0.9%
Baker Hughes, Inc.	211,610	9,820,820

TOTAL COMMON STOCKS (Cost $1,046,612,599)		$1,035,556,043

208

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

International Value Trust (continued)
	Shares or
	Principal
	Amount	Value

SECURITIES LENDING COLLATERAL - 2.5%
John Hancock Collateral
Investment Trust, 0.2481% (W)(Y)	2,626,717	26,290,022

TOTAL SECURITIES LENDING
COLLATERAL (Cost $26,289,202)		$26,290,022

SHORT-TERM INVESTMENTS - 1.8%
Time Deposits - 1.8%
Royal Bank of Canada, 0.080%, 04/01/2013 * $	19,000,000	$19,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $19,000,000)		$19,000,000

Total Investments (International Value Trust)
(Cost $1,091,901,801) - 102.1%		$1,080,846,065
Other assets and liabilities, net - (2.1%)		(22,660,346)

TOTAL NET ASSETS - 100.0%		$1,058,185,719

Investment Quality Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 32.1%
U.S. Government Agency - 1.4%
Federal Home Loan Mortgage Corp.
5.000%, 12/01/2034	$683,527	$739,357
6.500%, 04/01/2029 to 08/01/2034	65,738	75,108
7.500%, 08/01/2025 to 05/01/2028	18,133	20,894
Federal National Mortgage Association
4.636%, 05/01/2013	334,895	334,911
Government National
Mortgage Association
4.000%, 11/15/2040 to 02/15/2042	2,854,847	3,113,117
6.000%, 12/15/2013 to 04/15/2035	132,638	150,955
6.500%, 06/15/2028 to 02/15/2035	82,143	94,360
7.000%, 11/15/2031 to 11/15/2033	533,976	618,088
8.000%, 07/15/2030	6,925	8,195

		5,154,985
U.S. Government - 30.7%
U.S. Treasury Bonds
3.125%, 11/15/2041 (D)	6,010,000	6,057,894
4.250%, 05/15/2039	2,475,000	3,046,958
4.375%, 11/15/2039 to 05/15/2041	5,858,000	7,355,889
4.625%, 02/15/2040	6,125,000	7,988,341
4.750%, 02/15/2041	1,643,300	2,186,102
5.375%, 02/15/2031	2,445,000	3,404,663
6.250%, 08/15/2023 (F)	2,000,000	2,832,812
6.250%, 05/15/2030	785,000	1,186,576
U.S. Treasury Notes
0.250%, 02/15/2015	12,100,000	12,100,000
0.875%, 04/30/2017	33,050,000	33,452,813
1.625%, 11/15/2022	220,000	216,288
1.750%, 07/31/2015	13,190,000	13,638,249
2.000%, 04/30/2016	5,915,000	6,208,437
2.000%, 11/15/2021 (D)	4,975,000	5,134,742
2.500%, 04/30/2015	700	732
4.000%, 02/15/2015	4,775,000	5,109,250
4.250%, 11/15/2014	5,370,000	5,719,469

		115,639,215

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $116,670,466)		$120,794,200

Investment Quality Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 1.3%
Brazil - 0.8%
Federative Republic of Brazil
Zero Coupon 01/01/2015 (Z)	BRL	5,700,000	2,439,651
2.625%, 01/05/2023		$425,000	408,000

			2,847,651
Chile - 0.1%
Republic of Chile
3.875%, 08/05/2020		450,000	496,575
Mexico - 0.2%
Government of Mexico
4.750%, 03/08/2044		554,000	574,775
Qatar - 0.2%
Government of Qatar
4.000%, 01/20/2015 (S)		800,000	843,200

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $4,808,115)			$4,762,201

CORPORATE BONDS - 46.4%
Consumer Discretionary - 6.6%
Affinia Group, Inc.
10.750%, 08/15/2016 (S)		12,000	13,020
AMC Entertainment, Inc.
8.750%, 06/01/2019		45,000	49,388
Arcelik AS
5.000%, 04/03/2023 (S)		265,000	264,213
AutoNation, Inc.
5.500%, 02/01/2020		80,000	86,800
Autozone, Inc.
3.700%, 04/15/2022		420,000	433,700
4.000%, 11/15/2020		525,000	561,975
Buffalo Thunder Development Authority
9.375%, 12/15/2014 (H)(S)		85,000	26,350
Caesars Entertainment Operating
Company, Inc.
11.250%, 06/01/2017		25,000	26,594
CBS Corp.
3.375%, 03/01/2022		44,000	44,846
5.750%, 04/15/2020		385,000	453,550
8.875%, 05/15/2019		400,000	534,514
CCO Holdings LLC
5.250%, 09/30/2022		61,000	59,933
5.750%, 09/01/2023 (S)		20,000	20,050
6.500%, 04/30/2021		140,000	148,050
6.625%, 01/31/2022		325,000	348,563
7.375%, 06/01/2020		110,000	121,963
8.125%, 04/30/2020		10,000	11,175
Choice Hotels International, Inc.
5.700%, 08/28/2020		6,000	6,585
5.750%, 07/01/2022		120,000	133,200
Comcast Cable Communications LLC
8.500%, 05/01/2027		556,000	788,213
Comcast Corp.
4.250%, 01/15/2033		385,000	388,116
5.700%, 05/15/2018		545,000	655,685
COX Communications, Inc.
3.250%, 12/15/2022 (S)		135,000	137,247
5.875%, 12/01/2016 (S)		850,000	991,203
8.375%, 03/01/2039 (S)		150,000	222,524
CSC Holdings, Inc.
7.625%, 07/15/2018		44,000	51,040
Daimler Finance North America LLC
1.250%, 01/11/2016 (S)		380,000	381,333

209

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Daimler Finance North
America LLC (continued)
8.500%, 01/18/2031	$575,000	$891,401
DIRECTV Holdings LLC
1.750%, 01/15/2018	230,000	227,439
3.800%, 03/15/2022	760,000	777,379
5.200%, 03/15/2020	215,000	245,920
Discovery Communications LLC
3.250%, 04/01/2023	150,000	152,306
DISH DBS Corp.
5.875%, 07/15/2022	270,000	283,163
6.750%, 06/01/2021	281,000	312,261
7.875%, 09/01/2019	125,000	148,125
Ford Motor Credit Company LLC
2.375%, 01/16/2018	380,000	377,947
3.000%, 06/12/2017	385,000	395,004
3.875%, 01/15/2015	350,000	363,848
5.875%, 08/02/2021	325,000	372,002
Home Depot, Inc.
5.875%, 12/16/2036	550,000	684,639
Lamar Media Corp.
5.875%, 02/01/2022	30,000	32,475
Liberty Interactive LLC
8.250%, 02/01/2030	128,000	140,800
Limited Brands, Inc.
5.625%, 02/15/2022	235,000	249,100
6.950%, 03/01/2033	30,000	31,050
7.000%, 05/01/2020	95,000	110,200
National Cinemedia LLC
6.000%, 04/15/2022	30,000	32,175
NBCUniversal Enterprise, Inc.
1.662%, 04/15/2018 (S)	320,000	321,414
1.974%, 04/15/2019 (S)	575,000	579,038
NBCUniversal Media LLC
5.150%, 04/30/2020	500,000	592,904
6.400%, 04/30/2040	145,000	184,134
Netflix, Inc.
5.375%, 02/01/2021 (S)	80,000	79,400
News America, Inc.
6.150%, 02/15/2041	310,000	371,805
7.750%, 01/20/2024	622,000	796,405
7.850%, 03/01/2039	325,000	437,102
PulteGroup, Inc.
6.375%, 05/15/2033	20,000	20,100
PVH Corp.
4.500%, 12/15/2022	30,000	29,625
7.375%, 05/15/2020	75,000	83,625
Quebecor Media, Inc.
7.750%, 03/15/2016	41,000	41,769
QVC, Inc.
5.125%, 07/02/2022	10,000	10,600
Sally Holdings LLC
5.750%, 06/01/2022	75,000	78,281
Service Corp. International
7.625%, 10/01/2018	20,000	23,475
Sinclair Television Group, Inc.
9.250%, 11/01/2017 (S)	15,000	16,256
Sotheby’s
5.250%, 10/01/2022 (S)	105,000	106,050
Starz LLC
5.000%, 09/15/2019	30,000	30,900
TCI Communications, Inc.
8.750%, 08/01/2015	692,000	817,265

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Tenneco, Inc.
6.875%, 12/15/2020	$145,000	$159,319
Time Warner Cable, Inc.
4.500%, 09/15/2042	945,000	860,501
5.000%, 02/01/2020	700,000	796,943
5.875%, 11/15/2040	360,000	384,425
8.250%, 02/14/2014	205,000	218,071
Time Warner, Inc.
6.100%, 07/15/2040	630,000	731,581
7.700%, 05/01/2032	1,298,000	1,771,048
TRW Automotive, Inc.
7.250%, 03/15/2017 (S)	155,000	179,219
Unitymedia Hessen GmbH &
Company KG
5.500%, 01/15/2023 (S)	200,000	205,500
7.500%, 03/15/2019 (S)	150,000	164,063
Viacom, Inc.
1.250%, 02/27/2015	315,000	317,214
4.375%, 03/15/2043 (S)	638,000	590,470
5.625%, 09/15/2019	500,000	594,996
Videotron, Ltd.
5.000%, 07/15/2022	100,000	101,500
9.125%, 04/15/2018	25,000	26,266
Wynn Las Vegas LLC
7.750%, 08/15/2020	275,000	308,344

		24,816,672
Consumer Staples - 3.2%
Altria Group, Inc.
2.850%, 08/09/2022	425,000	418,121
9.250%, 08/06/2019	122,000	170,141
9.700%, 11/10/2018	360,000	501,231
10.200%, 02/06/2039	300,000	505,603
Anheuser-Busch InBev Worldwide, Inc.
8.200%, 01/15/2039	370,000	596,013
Avon Products, Inc.
2.375%, 03/15/2016	85,000	86,101
4.600%, 03/15/2020	10,000	10,396
5.000%, 03/15/2023	40,000	41,072
Cargill, Inc.
4.307%, 05/14/2021 (S)	1,000,000	1,103,332
Coca-Cola Enterprises, Inc.
2.125%, 09/15/2015	780,000	802,218
ConAgra Foods, Inc.
1.350%, 09/10/2015	265,000	266,932
Constellation Brands, Inc.
7.250%, 09/01/2016 to 05/15/2017	320,000	367,419
CVS Caremark Corp.
6.250%, 06/01/2027	210,000	268,869
CVS Pass-Through Trust
6.943%, 01/10/2030	510,592	635,814
General Mills, Inc.
5.650%, 02/15/2019	225,000	271,002
Heineken NV
2.750%, 04/01/2023 (S)	210,000	206,387
Imperial Tobacco Finance PLC
3.500%, 02/11/2023 (S)	1,500,000	1,514,390
Kraft Foods, Inc.
6.500%, 02/09/2040	280,000	364,175
Lorillard Tobacco Company
8.125%, 06/23/2019	145,000	184,567
Molson Coors Brewing Company
3.500%, 05/01/2022	170,000	176,983

210

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Mondelez International, Inc.
6.875%, 01/26/2039	$445,000	$599,579
Pernod-Ricard SA
5.750%, 04/07/2021 (S)	936,000	1,112,953
SABMiller Holdings, Inc.
2.450%, 01/15/2017 (S)	760,000	791,441
Wal-Mart Stores, Inc.
6.500%, 08/15/2037	700,000	946,818

		11,941,557
Energy - 3.7%
Anadarko Petroleum Corp.
6.450%, 09/15/2036	640,000	787,746
Antero Resources Finance Corp.
9.375%, 12/01/2017	20,000	21,700
Burlington Resources Finance Company
7.400%, 12/01/2031	541,000	757,346
CONSOL Energy, Inc.
8.000%, 04/01/2017	25,000	27,000
8.250%, 04/01/2020	25,000	27,688
Continental Resources, Inc.
5.000%, 09/15/2022	180,000	191,250
Denbury Resources, Inc.
4.625%, 07/15/2023	65,000	62,725
El Paso Corp.
6.500%, 09/15/2020	265,000	292,930
7.000%, 06/15/2017	560,000	640,723
El Paso Natural Gas Company
5.950%, 04/15/2017	85,000	98,682
Energy Transfer Equity LP
7.500%, 10/15/2020	360,000	414,900
Energy Transfer Partners LP
3.600%, 02/01/2023	760,000	756,850
EP Energy LLC
6.875%, 05/01/2019	45,000	49,275
Gazprom Neft OAO
4.375%, 09/19/2022 (S)	1,175,000	1,158,844
Harvest Operations Corp.
6.875%, 10/01/2017	165,000	184,388
Hornbeck Offshore Services, Inc.
5.875%, 04/01/2020	40,000	41,400
Kinder Morgan Energy Partners LP
6.850%, 02/15/2020	595,000	746,674
Kinder Morgan Finance Company LLC
6.000%, 01/15/2018 (S)	291,000	322,161
MarkWest Energy Partners LP
5.500%, 02/15/2023	10,000	10,475
Newfield Exploration Company
5.625%, 07/01/2024	60,000	61,950
5.750%, 01/30/2022	45,000	48,150
6.875%, 02/01/2020	140,000	150,150
7.125%, 05/15/2018	130,000	135,363
Nexen, Inc.
6.200%, 07/30/2019	515,000	643,067
7.500%, 07/30/2039	125,000	182,016
Peabody Energy Corp.
6.500%, 09/15/2020	421,000	448,365
7.375%, 11/01/2016	60,000	68,400
Petrobras International Finance Company
5.375%, 01/27/2021	1,475,000	1,592,434
6.750%, 01/27/2041	196,000	221,863
Petroleos Mexicanos
5.500%, 06/27/2044 (S)	1,000,000	1,031,500

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Pioneer Natural Resources Company
6.650%, 03/15/2017	$115,000	$134,996
6.875%, 05/01/2018	150,000	182,828
Range Resources Corp.
5.000%, 08/15/2022	20,000	20,400
5.750%, 06/01/2021	40,000	42,900
6.750%, 08/01/2020	25,000	27,500
Ras Laffan Liquefied Natural Gas
Company, Ltd. III
5.500%, 09/30/2014 (S)	395,000	419,688
Rosneft Oil Company
3.149%, 03/06/2017 (S)	210,000	211,050
Transocean, Inc.
2.500%, 10/15/2017	210,000	212,748
4.950%, 11/15/2015	800,000	865,589
Valero Energy Corp.
8.750%, 06/15/2030	403,000	539,844

		13,833,558
Financials - 20.6%
AIG Retirement Services, Inc.
8.125%, 04/28/2023	865,000	1,108,498
American Express Company
7.000%, 03/19/2018	1,195,000	1,492,832
American International Group, Inc.
2.375%, 08/24/2015	290,000	297,482
4.875%, 06/01/2022	330,000	373,577
5.450%, 05/18/2017	95,000	108,866
AXA Equitable Life Insurance Company
7.700%, 12/01/2015 (S)	680,000	769,589
Bank of America Corp.
2.000%, 01/11/2018	570,000	567,546
5.000%, 05/13/2021	225,000	252,358
5.625%, 07/01/2020	945,000	1,103,387
5.750%, 12/01/2017	600,000	694,283
5.875%, 01/05/2021	1,200,000	1,417,952
Bank One Michigan
8.250%, 11/01/2024	1,730,000	2,425,681
Barclays Bank PLC
6.050%, 12/04/2017 (S)	1,090,000	1,215,428
BNP Paribas SA
2.375%, 09/14/2017	1,375,000	1,395,924
Brandywine Operating Partnership LP
4.950%, 04/15/2018	400,000	441,196
5.700%, 05/01/2017	825,000	930,311
Capital One Financial Corp.
6.150%, 09/01/2016	950,000	1,092,204
CBRE Services, Inc.
5.000%, 03/15/2023	85,000	85,956
CIT Group, Inc.
5.250%, 03/15/2018	140,000	151,200
Citigroup, Inc.
2.250%, 08/07/2015	150,000	153,538
4.050%, 07/30/2022	800,000	826,995
4.500%, 01/14/2022	350,000	389,391
4.875%, 05/07/2015	614,000	654,643
5.375%, 08/09/2020	115,000	134,711
6.000%, 10/31/2033	425,000	474,587
6.125%, 11/21/2017 to 08/25/2036	2,060,000	2,413,753
8.500%, 05/22/2019	850,000	1,132,981
Credit Acceptance Corp.
9.125%, 02/01/2017	120,000	130,500
Discover Financial Services
6.450%, 06/12/2017	885,000	1,037,305

211

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Duke Realty LP
6.750%, 03/15/2020	$340,000	$415,384
DuPont Fabros Technology LP
8.500%, 12/15/2017	155,000	166,625
Equity One, Inc.
6.000%, 09/15/2017	400,000	455,983
Everest Reinsurance Holdings, Inc.,
(6.600% to 05/15/2017, then 3 month
LIBOR + 2.385%)
05/15/2037	1,475,000	1,508,188
Farmers Exchange Capital
7.050%, 07/15/2028 (S)	525,000	661,748
General Electric Capital Corp.
2.300%, 04/27/2017	800,000	828,202
4.650%, 10/17/2021	2,175,000	2,436,587
5.550%, 05/04/2020	595,000	710,035
5.625%, 05/01/2018	500,000	592,002
5.875%, 01/14/2038	700,000	817,437
General Electric Capital Corp., (6.250% to
12/15/2022, then 3 month
LIBOR + 4.704%)
12/15/2022 (Q)	400,000	439,368
Hartford Financial Services Group, Inc.,
(8.125% to 06/15/2018, then 3 month
LIBOR + 4.6025%)
06/15/2038	390,000	462,638
HCP, Inc.
3.750%, 02/01/2019	155,000	167,166
5.650%, 12/15/2013	450,000	465,535
7.072%, 06/08/2015	433,000	480,145
Health Care REIT, Inc.
2.250%, 03/15/2018	215,000	217,052
4.125%, 04/01/2019	75,000	81,349
5.250%, 01/15/2022	781,000	881,650
Host Hotels & Resorts LP
6.000%, 11/01/2020	315,000	348,863
HSBC Holdings PLC
5.100%, 04/05/2021	395,000	456,686
6.800%, 06/01/2038	355,000	454,405
HSBC USA, Inc.
1.625%, 01/16/2018	240,000	239,887
2.375%, 02/13/2015	560,000	576,195
9.500%, 04/15/2014	865,000	933,847
ING US, Inc.
5.500%, 07/15/2022 (S)	120,000	132,855
International Lease Finance Corp.
5.650%, 06/01/2014	110,000	114,813
5.750%, 05/15/2016	450,000	486,042
5.875%, 04/01/2019	615,000	664,632
6.250%, 05/15/2019	50,000	54,750
6.500%, 09/01/2014 (S)	20,000	21,300
6.625%, 11/15/2013	25,000	25,750
6.750%, 09/01/2016 (S)	25,000	28,250
7.125%, 09/01/2018 (S)	20,000	23,500
8.625%, 09/15/2015	25,000	28,438
Jackson National Life Insurance Company
8.150%, 03/15/2027 (S)	648,000	855,103
JPMorgan Chase & Company
3.250%, 09/23/2022	175,000	174,857
4.250%, 10/15/2020	225,000	247,018
4.350%, 08/15/2021	890,000	982,451
6.000%, 01/15/2018	600,000	713,314
6.300%, 04/23/2019	180,000	219,968

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Kimco Realty Corp.
5.584%, 11/23/2015	$410,000	$455,472
6.875%, 10/01/2019	560,000	710,063
Liberty Property LP
3.375%, 06/15/2023	180,000	178,841
4.125%, 06/15/2022	150,000	158,686
6.625%, 10/01/2017	210,000	249,312
Lloyds TSB Bank PLC
6.500%, 09/14/2020 (S)	100,000	112,198
Massachusetts Mutual Life Insurance
Company
8.875%, 06/01/2039 (S)	550,000	851,423
Merrill Lynch & Company, Inc.
6.400%, 08/28/2017	1,500,000	1,761,227
7.750%, 05/14/2038	1,175,000	1,568,223
Metropolitan Life Global Funding I
3.125%, 01/11/2016 (S)	1,050,000	1,110,816
5.125%, 04/10/2013 (S)	535,000	535,503
Morgan Stanley
3.750%, 02/25/2023	145,000	146,672
4.875%, 11/01/2022	736,000	780,781
5.500%, 07/24/2020	250,000	288,074
5.550%, 04/27/2017	655,000	740,855
6.250%, 08/28/2017	1,120,000	1,303,950
6.375%, 07/24/2042	415,000	499,401
6.625%, 04/01/2018	1,225,000	1,465,003
Nationwide Mutual Insurance Company
8.250%, 12/01/2031 (S)	615,000	800,503
9.375%, 08/15/2039 (S)	250,000	362,366
Nordea Bank AB
4.875%, 05/13/2021 (S)	575,000	622,787
PNC Funding Corp.
5.625%, 02/01/2017	1,100,000	1,256,901
Principal Life Global Funding I
6.125%, 10/15/2033 (S)	497,000	595,585
ProLogis LP
6.125%, 12/01/2016	505,000	581,047
7.500%, 06/30/2018	364,000	447,542
Provident Funding Associates LP
10.250%, 04/15/2017 (S)	80,000	89,200
Realty Income Corp.
3.250%, 10/15/2022	245,000	240,069
6.750%, 08/15/2019	410,000	507,464
Royal Bank of Scotland Group PLC
2.550%, 09/18/2015	550,000	565,284
6.125%, 12/15/2022	310,000	320,843
SLM Corp.
4.625%, 09/25/2017	225,000	233,813
6.000%, 01/25/2017	85,000	92,438
6.250%, 01/25/2016	936,000	1,022,639
7.250%, 01/25/2022	55,000	61,463
8.000%, 03/25/2020	10,000	11,600
8.450%, 06/15/2018	150,000	177,750
Sovereign Bank
8.750%, 05/30/2018	250,000	302,305
Sun Canada Financial Company
7.250%, 12/15/2015 (S)	1,471,000	1,633,548
SunTrust Banks, Inc.
3.600%, 04/15/2016	705,000	755,011
The Bear Stearns Companies LLC
6.400%, 10/02/2017	85,000	101,514
7.250%, 02/01/2018	230,000	285,957

212

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
The Goldman Sachs Group, Inc.
5.250%, 07/27/2021	$410,000	$464,844
5.375%, 03/15/2020	180,000	205,182
5.750%, 01/24/2022	1,700,000	1,977,887
6.150%, 04/01/2018	150,000	176,832
6.750%, 10/01/2037	1,700,000	1,907,643
7.500%, 02/15/2019	126,000	157,712
UBS AG
7.625%, 08/17/2022	485,000	542,301
UDR, Inc.
6.050%, 06/01/2013	500,000	504,230
US Bancorp
7.500%, 06/01/2026	1,024,000	1,433,035
Ventas Realty LP
2.000%, 02/15/2018	275,000	276,684
2.700%, 04/01/2020	295,000	296,216
4.750%, 06/01/2021	575,000	639,403
Wachovia Bank NA
6.919%, 12/15/2036	500,000	651,595
Wells Fargo & Company
3.450%, 02/13/2023	350,000	352,616
3.676%, 06/15/2016	700,000	756,988
Wells Fargo & Company, Series K (7.980%
to 03/15/2018, then 3 month
LIBOR + 3.770%)
03/15/2018 (Q)	70,000	80,763
Weyerhaeuser Company
7.950%, 03/15/2025	260,000	340,787

		77,591,539
Health Care - 2.7%
AbbVie, Inc.
1.750%, 11/06/2017 (S)	700,000	708,825
2.000%, 11/06/2018 (S)	795,000	804,901
2.900%, 11/06/2022 (S)	365,000	365,603
Alere, Inc.
9.000%, 05/15/2016	35,000	36,794
AmerisourceBergen Corp.
5.875%, 09/15/2015	1,260,000	1,411,030
Amgen, Inc.
5.150%, 11/15/2041	105,000	112,857
6.400%, 02/01/2039	345,000	429,225
6.900%, 06/01/2038	205,000	271,161
Bio-Rad Laboratories, Inc.
8.000%, 09/15/2016	15,000	15,985
BioScrip, Inc.
10.250%, 10/01/2015	15,000	15,825
Community Health Systems, Inc.
5.125%, 08/15/2018	306,000	320,535
Express Scripts Holding Company
2.100%, 02/12/2015	1,575,000	1,608,982
Fresenius Medical Care US Finance II, Inc.
5.625%, 07/31/2019 (S)	15,000	16,463
5.875%, 01/31/2022 (S)	11,000	12,279
Fresenius Medical Care US Finance, Inc.
6.500%, 09/15/2018 (S)	10,000	11,400
Fresenius US Finance II, Inc.
9.000%, 07/15/2015 (S)	45,000	51,525
HCA, Inc.
5.875%, 03/15/2022	150,000	161,625
6.375%, 01/15/2015	15,000	16,069
6.500%, 02/15/2020	365,000	411,766
8.500%, 04/15/2019	125,000	137,969

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
Hologic, Inc.
6.250%, 08/01/2020	$10,000	$10,638
Pfizer, Inc.
6.200%, 03/15/2019	680,000	853,994
Roche Holdings, Inc.
6.000%, 03/01/2019 (S)	300,000	373,301
WellPoint, Inc.
4.650%, 01/15/2043	720,000	721,074
5.850%, 01/15/2036	400,000	472,680
7.000%, 02/15/2019	485,000	606,844
Zoetis, Inc.
3.250%, 02/01/2023 (S)	170,000	172,521

		10,131,871
Industrials - 2.4%
Air Lease Corp.
4.500%, 01/15/2016	105,000	108,938
4.750%, 03/01/2020	45,000	46,125
BE Aerospace, Inc.
5.250%, 04/01/2022	236,000	243,375
6.875%, 10/01/2020	50,000	55,313
Bombardier, Inc.
7.500%, 03/15/2018 (S)	145,000	165,481
7.750%, 03/15/2020 (S)	75,000	86,250
Case New Holland, Inc.
7.750%, 09/01/2013	35,000	35,840
7.875%, 12/01/2017	420,000	491,400
Clean Harbors, Inc.
5.125%, 06/01/2021 (S)	20,000	20,475
5.250%, 08/01/2020	66,000	68,145
CNH America LLC
7.250%, 01/15/2016	30,000	33,525
Continental Airlines 1997-4 Class A Pass
Through Trust
6.900%, 01/02/2018	186,297	202,133
Continental Airlines 1998-1 Class A Pass
Through Trust
6.648%, 09/15/2017	255,525	272,773
Continental Airlines 2007-1 Class A Pass
Through Trust
5.983%, 04/19/2022	13,419	15,264
Continental Airlines 2007-1 Class B Pass
Through Trust
6.903%, 04/19/2022	4,720	5,077
Continental Airlines 2012-2 Class A Pass
Through Trust
4.000%, 10/29/2024	680,000	707,200
Crown Americas LLC
6.250%, 02/01/2021	235,000	256,738
Deluxe Corp.
6.000%, 11/15/2020 (S)	55,000	56,375
7.000%, 03/15/2019	45,000	48,825
ERAC USA Finance LLC
5.250%, 10/01/2020 (S)	1,200,000	1,393,991
Esterline Technologies Corp.
7.000%, 08/01/2020	45,000	49,669
Huntington Ingalls Industries, Inc.
6.875%, 03/15/2018	16,000	17,400
7.125%, 03/15/2021	161,000	175,088
Hutchison Whampoa International 11, Ltd.
3.500%, 01/13/2017 (S)	1,060,000	1,128,907
Hutchison Whampoa International
12 II, Ltd.
2.000%, 11/08/2017 (S)	615,000	620,264

213

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Marquette Transportation Company
10.875%, 01/15/2017	$30,000	$32,100
Masco Corp.
6.500%, 08/15/2032	110,000	112,196
7.125%, 03/15/2020	125,000	146,001
7.750%, 08/01/2029	130,000	146,480
Meritor, Inc.
8.125%, 09/15/2015	25,000	26,438
10.625%, 03/15/2018	30,000	32,363
Owens Corning
9.000%, 06/15/2019	15,000	19,228
Penske Truck Leasing Company LP
2.875%, 07/17/2018 (S)	960,000	979,385
Southwest Airlines Company 2007-1 Pass
Through Trust
6.150%, 08/01/2022	599,239	707,103
United Rentals North America, Inc.
5.750%, 07/15/2018	25,000	27,094
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023	67,737	75,188
Waste Management, Inc.
6.375%, 03/11/2015	375,000	414,249

		9,022,396
Information Technology - 1.0%
Anixter, Inc.
5.625%, 05/01/2019	30,000	31,875
Audatex North America, Inc.
6.750%, 06/15/2018 (S)	50,000	53,625
Brocade Communications Systems, Inc.
4.625%, 01/15/2023 (S)	50,000	48,375
Equinix, Inc.
4.875%, 04/01/2020	10,000	10,075
5.375%, 04/01/2023	70,000	70,875
8.125%, 03/01/2018	45,000	49,725
Fidelity National Information Services, Inc.
5.000%, 03/15/2022	135,000	143,269
7.625%, 07/15/2017	15,000	16,050
Flextronics International, Ltd.
4.625%, 02/15/2020 (S)	35,000	35,350
5.000%, 02/15/2023 (S)	50,000	49,875
Hewlett-Packard Company
2.600%, 09/15/2017	1,025,000	1,033,380
2.650%, 06/01/2016	275,000	280,522
4.750%, 06/02/2014	321,000	335,288
Hughes Satellite Systems Corp.
6.500%, 06/15/2019	80,000	87,800
IAC/InterActiveCorp.
4.750%, 12/15/2022 (S)	40,000	39,100
Jabil Circuit, Inc.
5.625%, 12/15/2020	35,000	37,100
NCR Corp.
4.625%, 02/15/2021 (S)	170,000	169,150
5.000%, 07/15/2022 (S)	20,000	20,050
Seagate HDD Cayman
6.875%, 05/01/2020	110,000	118,250
7.000%, 11/01/2021	310,000	336,350
TSMC Global Ltd.
1.625%, 04/03/2018 (S)	925,000	924,380

		3,890,464

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Materials - 1.2%
Agrium, Inc.
7.125%, 05/23/2036	$475,000	$588,367
Ashland, Inc.
4.750%, 08/15/2022 (S)	55,000	55,963
Ball Corp.
5.000%, 03/15/2022	70,000	72,800
6.750%, 09/15/2020	80,000	88,200
Celanese US Holdings LLC
6.625%, 10/15/2018	30,000	32,438
CF Industries, Inc.
7.125%, 05/01/2020	45,000	55,784
Clearwater Paper Corp.
4.500%, 02/01/2023 (S)	15,000	14,700
7.125%, 11/01/2018	40,000	43,500
Crown Americas LLC
4.500%, 01/15/2023 (S)	10,000	9,700
Eldorado Gold Corp.
6.125%, 12/15/2020 (S)	35,000	36,313
Fibria Overseas Finance, Ltd.
7.500%, 05/04/2020 (S)	300,000	333,900
FMG Resources August 2006 Pty, Ltd.
6.000%, 04/01/2017 (S)	105,000	107,888
Freeport-McMoRan Copper & Gold, Inc.
3.875%, 03/15/2023 (S)	1,100,000	1,103,980
Neenah Paper, Inc.
7.375%, 11/15/2014	12,000	12,030
Nufarm Australia, Ltd.
6.375%, 10/15/2019 (S)	35,000	35,875
Owens-Brockway Glass Container, Inc.
7.375%, 05/15/2016	240,000	276,000
PH Glatfelter Company
5.375%, 10/15/2020	76,000	79,610
Rock Tenn Co
3.500%, 03/01/2020	15,000	15,404
Rock-Tenn Company
4.000%, 03/01/2023	105,000	106,888
Silgan Holdings, Inc.
5.000%, 04/01/2020	305,000	313,388
The Dow Chemical Company
4.250%, 11/15/2020	200,000	219,763
5.900%, 02/15/2015	700,000	765,100
Vale Canada, Ltd.
5.700%, 10/15/2015	217,000	235,915
Vulcan Materials Company
7.150%, 11/30/2037	15,000	15,338
7.500%, 06/15/2021	25,000	29,438

		4,648,282
Telecommunication Services - 2.2%
Ameritech Capital Funding Corp.
6.450%, 01/15/2018	952,000	1,126,865
AT&T, Inc.
6.300%, 01/15/2038	1,175,000	1,411,566
eAccess, Ltd.
8.250%, 04/01/2018 (S)	25,000	27,688
Frontier Communications Corp.
8.250%, 04/15/2017	115,000	134,550
GTE Corp.
8.750%, 11/01/2021	515,000	705,094
Intelsat Jackson Holdings SA
8.500%, 11/01/2019	25,000	28,031
SBA Telecommunications, Inc.
5.750%, 07/15/2020 (S)	21,000	21,840

214

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
SBA Tower Trust
2.933%, 12/15/2017 (S)	$520,000	$543,298
Sprint Nextel Corp.
7.000%, 03/01/2020 (S)	75,000	87,375
9.000%, 11/15/2018 (S)	80,000	98,900
Telecom Italia Capital SA
5.250%, 11/15/2013	250,000	255,215
Telefonica Emisiones SAU
7.045%, 06/20/2036	375,000	403,083
tw telecom holdings, Inc.
5.375%, 10/01/2022	30,000	31,275
UPCB Finance VI, Ltd.
6.875%, 01/15/2022 (S)	150,000	163,125
Verizon Communications, Inc.
2.450%, 11/01/2022	235,000	222,423
Verizon Wireless Capital LLC
5.550%, 02/01/2014	1,295,000	1,345,667
VimpelCom Holdings BV
5.950%, 02/13/2023 (S)	365,000	362,719
Vivendi SA
2.400%, 04/10/2015 (S)	370,000	377,297
Wind Acquisition Finance SA
7.250%, 02/15/2018 (S)	215,000	223,331
Windstream Corp.
6.375%, 08/01/2023 (S)	15,000	14,888
7.875%, 11/01/2017	365,000	417,013
8.125%, 09/01/2018	60,000	65,700

		8,066,943
Utilities - 2.8%
AmeriGas Finance LLC
6.750%, 05/20/2020	145,000	157,688
7.000%, 05/20/2022	25,000	27,188
AmeriGas Partners LP
6.500%, 05/20/2021	65,000	69,225
Calpine Corp.
7.500%, 02/15/2021	163,660	179,617
CenterPoint Energy Resources Corp.
6.125%, 11/01/2017	400,000	475,784
CenterPoint Energy, Inc.
6.500%, 05/01/2018	165,000	201,616
Commonwealth Edison Company
5.950%, 08/15/2016	400,000	464,791
Dominion Resources, Inc.
6.400%, 06/15/2018	870,000	1,075,337
7.000%, 06/15/2038	425,000	590,683
DPL, Inc.
7.250%, 10/15/2021	355,000	376,300
Duke Energy Corp.
5.650%, 06/15/2013	1,300,000	1,313,339
Edison International
3.750%, 09/15/2017	495,000	539,532
EDP Finance BV
4.900%, 10/01/2019 (S)	110,000	110,550
Ferrellgas LP
6.500%, 05/01/2021	175,000	180,688
Ipalco Enterprises, Inc.
7.250%, 04/01/2016 (S)	15,000	16,838
Nevada Power Company
7.125%, 03/15/2019	425,000	549,508
Ohio Edison Company
6.875%, 07/15/2036	450,000	578,592
Oncor Electric Delivery Company LLC
7.500%, 09/01/2038	395,000	552,883

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Progress Energy, Inc.
7.000%, 10/30/2031	$270,000	$351,572
Puget Sound Energy, Inc.
5.757%, 10/01/2039	440,000	558,069
7.000%, 03/09/2029	346,000	435,944
Sierra Pacific Power Company
6.000%, 05/15/2016	425,000	490,453
Southern California Edison Company
6.000%, 01/15/2034	519,000	671,540
The AES Corp.
8.000%, 06/01/2020	175,000	207,375
Wisconsin Energy Corp.
6.200%, 04/01/2033	217,000	279,158

		10,454,270

TOTAL CORPORATE BONDS (Cost $158,458,684)		$174,397,552

CAPITAL PREFERRED SECURITIES - 0.3%
Financials - 0.3%
ACE Capital Trust II , 9.700%, 04/01/2030	752,000	1,094,160

TOTAL CAPITAL PREFERRED SECURITIES (Cost $983,305)		$1,094,160

CONVERTIBLE BONDS - 0.0%
Energy - 0.0%
Chesapeake Energy Corp.
2.500%, 05/15/2037	90,000	86,231

TOTAL CONVERTIBLE BONDS (Cost $82,654)		$86,231

MUNICIPAL BONDS - 3.5%
Bay Area Toll Authority (California)
6.263%, 04/01/2049	340,000	463,060
City of Chicago (Illinois)
6.845%, 01/01/2038	290,000	336,180
Illinois State Toll Highway Authority
6.184%, 01/01/2034	945,000	1,198,373
Los Angeles Unified School District
(California) 5.750%, 07/01/2034	1,000,000	1,226,030
Louisiana Local Government
Environmental Facilities & Communities
Development Authority
2.470%, 02/01/2019	1,475,000	1,491,904
Maryland State Transportation Authority
5.888%, 07/01/2043	290,000	381,855
New Jersey State Turnpike Authority
7.414%, 01/01/2040	865,000	1,263,609
North Texas Tollway Authority
6.718%, 01/01/2049	705,000	957,876
Port Authority of New York & New Jersey
6.040%, 12/01/2029	400,000	519,776
State of California
7.550%, 04/01/2039	650,000	939,120
7.300%, 10/01/2039	925,000	1,289,126
7.600%, 11/01/2040	75,000	109,499
State of Illinois, GO 5.665%, 03/01/2018	825,000	943,297
The Ohio State University
4.800%, 06/01/2111	186,000	198,231
University of California
5.770%, 05/15/2043	660,000	796,838
University of Missouri 5.960%, 11/01/2039	940,000	1,218,635

TOTAL MUNICIPAL BONDS (Cost $10,605,652)		$13,333,409

215

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS - 6.9%
Commercial & Residential - 6.9%
Alternative Loan Trust, Series 2005-56,
Class 5A1 0.524%, 11/25/2035 (P)	$122,516	$92,506
Banc of America Merrill Lynch
Commercial Mortgage, Inc.,
Series 2007-4, Class A4
5.754%, 02/10/2051 (P)	1,030,000	1,194,770
BB-UBS Trust 2012-SHOW
3.430%, 11/05/2036 (S)	605,000	608,802
Bear Stearns Commercial
Mortgage Securities
Series 2006-PW14, Class A4,
5.201%, 12/11/2038	1,210,000	1,362,357
Series 2007-T26, Class A4,
5.471%, 01/12/2045 (P)	335,000	385,755
Series 2007-PW16, Class A4,
5.715%, 06/11/2040 (P)	1,030,000	1,200,076
Citigroup/Deutsche Bank
Commercial Mortgage Trust
Series 2007-CD4, Class A4,
5.322%, 12/11/2049	655,000	744,666
Series 2007-CD4, Class AJ,
5.398%, 12/11/2049 (P)	360,000	218,979
Commercial Mortgage Pass
Through Certificates
Series 2013-WWP, Class A2,
3.424%, 03/10/2031 (S)	920,000	943,000
Series 2012-CR5, Class F,
4.335%, 12/10/2045 (P)(S)	375,000	274,277
Series 2012-CR3, Class F,
4.750%, 11/15/2045 (P)(S)	235,085	189,474
Series 2006-C7, Class A4,
5.748%, 06/10/2046 (P)	500,000	562,411
Credit Suisse Mortgage Capital
Certificates, Series 2006-C4, Class A3
5.467%, 09/15/2039	611,770	685,445
DBUBS Mortgage Trust,
Series 2011-LC1A, Class A3
5.002%, 11/10/2046 (S)	490,000	577,220
General Electric Capital Assurance
Company, Series 2003-1, Class A5
5.743%, 05/12/2035 (P)(S)	570,725	685,677
GS Mortgage Securities Corp. II
Series 2012-BWTR, Class A,
2.954%, 11/05/2034 (S)	335,000	334,068
Series 2012-ALOH, Class A,
3.551%, 04/10/2034 (S)	950,000	999,741
Series 2012-GCJ9, Class D,
4.858%, 11/10/2045 (P)(S)	300,000	284,872
GS Mortgage Securities Corp. Trust,
Series 2012-SHOP, Class A
2.933%, 06/05/2031 (S)	805,000	841,157
Harborview Mortgage Loan Trust
Series 2006-12, Class 2A2A,
0.393%, 01/19/2038 (P)	194,857	154,749
Series 2005-8, Class 1A2A,
0.533%, 09/19/2035 (P)	106,503	82,417
Indymac Indx Mortgage Loan Trust,
Series 2006-AR8, Class A4A
0.604%, 07/25/2046 (P)	331,256	148,557

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2012-C8, Class F,
2.753%, 10/15/2045 (P)(S)	$195,775	$122,944
Series 2012-WLDN, Class A,
3.905%, 05/05/2030 (S)	895,000	955,872
Series 2006-CB14, Class A4,
5.481%, 12/12/2044 (P)	1,500,000	1,652,121
LB-UBS Commercial Mortgage Trust
Series 2007-C2, Class A3,
5.430%, 02/15/2040	1,015,000	1,143,984
Series 2006-C4, Class A4,
5.866%, 06/15/2038 (P)	1,030,000	1,168,363
Merrill Lynch Mortgage Trust,
Series 2006-C1, Class A4
5.686%, 05/12/2039 (P)	500,000	565,754
Morgan Stanley Capital I
Series 2011-C2, Class A4,
4.661%, 06/15/2044 (S)	895,000	1,035,563
Series 2011, Class C10,
5.033%, 09/15/2047 (P)(S)	935,000	1,106,668
Series 2007-T27, Class A4,
5.651%, 06/11/2042 (P)	150,000	175,523
Morgan Stanley Capital I Trust,
Series 2008-T29, Class A4
6.275%, 01/11/2043 (P)	260,000	313,850
OBP Depositor LLC Trust,
Series 2010-OBP, Class A
4.646%, 07/15/2045 (S)	646,000	744,001
RALI Series Trust, Series 2007-QH9,
Class A1 2.994%, 11/25/2037 (P)	261,725	137,413
Residential Asset Securitization Trust,
Series 2005-A2, Class A2
0.654%, 03/25/2035 (P)	96,830	74,352
Structured Asset Mortgage
Investments II Trust, Series 2006-AR5,
Class 4A1 0.424%, 05/25/2046 (P)	122,265	67,356
UBS-Barclays Commercial Mortgage Trust
Series 2013-C5, Class A4,
3.185%, 03/10/2046	980,000	1,005,943
Series 2012-C2, Class A4,
3.525%, 05/10/2063	985,000	1,041,516
Series 2012-C3, Class E,
4.959%, 08/10/2049 (P)(S)	410,000	331,257
WF-RBS Commercial Mortgage Trust
Series 2012-C10, Class A3,
2.875%, 12/15/2045	140,000	141,119
Series 2013-C11, Class E,
4.186%, 03/15/2045 (P)(S)	220,000	167,442
Series 2012-C10, Class E,
4.462%, 12/15/2045 (P)(S)	280,000	216,008
Series 2011-C2, Series A4,
4.869%, 02/15/2044 (P)(S)	585,000	680,601
Series 2011-C4, Class A4,
4.902%, 06/15/2044 (P)(S)	245,000	285,975
Series 2011-C4, Class F,
5.000%, 06/15/2044 (P)(S)	265,000	224,076

216

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency - 0.0%
Government National Mortgage
Association, Series 2006-38, Class XS
IO 7.047%, 09/16/2035	$226,734	$50,116

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $25,313,118)		$25,978,793

ASSET BACKED SECURITIES - 3.3%
ABFC Trust, Series 2006-HE1, Class A2D
0.424%, 01/25/2037 (P)	672,568	365,702
Ally Master Owner Trust
Series 2011-4, Class A2,
1.540%, 09/15/2016	1,335,000	1,352,797
Series 2010-3, Class B,
3.470%, 04/15/2015 (S)	675,000	675,557
Bank of America Auto Trust,
Series 2010-2, Class A4
1.940%, 06/15/2017	708,463	713,070
CAL Funding II, Ltd., Series 2012-1A,
Class A 3.470%, 10/25/2027 (S)	191,667	194,628
CarNow Auto Receivables Trust,
Series 2012-1A, Class A
2.090%, 01/15/2015 (S)	51,821	51,839
CPS Auto Trust, Series 2012-C, Class A
1.820%, 12/16/2019 (S)	326,020	327,545
Credit Acceptance Auto Loan Trust,
Series 2012-1A, Class B
3.120%, 03/16/2020 (S)	445,000	448,115
First Investors Auto Owner Trust,
Series 2012-1A, Class A2
1.960%, 11/15/2017 (S)	298,362	301,218
Ford Credit Auto Lease Trust,
Series 2012-A, Class B
1.610%, 10/15/2016 (S)	885,000	891,579
GSAA Home Equity Trust
Series 2006-20, Class 2A1A,
0.254%, 12/25/2046 (P)	600,826	367,439
Series 2007-1, Class 1A1,
0.284%, 02/25/2037 (P)	39,036	20,388
Series 2007-4, Class A1,
0.304%, 03/25/2037 (P)	124,285	62,067
Series 2006-11, Class 2A2,
0.364%, 07/25/2036 (P)	599,848	300,920
Series 2007-3, Class 1A2,
0.374%, 03/25/2047 (P)	885,942	428,589
GSAMP Trust
Series 2007-FM2, Class A2B,
0.294%, 01/25/2037 (P)	953,326	512,495
Series 2007-NC1, Class A2B,
0.304%, 12/25/2046 (P)	239,027	125,581
Hertz Vehicle Financing LLC
Series 2010-1A, Class A2,
3.740%, 02/25/2017 (S)	1,095,000	1,175,501
Series 2009-2A, Class A1,
4.260%, 03/25/2014 (S)	47,500	47,613
Huntington Auto Trust, Series 2012-1,
Class B 1.710%, 08/15/2017	291,000	296,144
LCM LP, Series 8A, Class A
1.905%, 01/14/2021 (P)(S)	1,100,000	1,100,179
Massachusetts RRB Special Purpose Trust,
Series 2001-1, Class A
6.530%, 06/01/2015	25,866	26,147

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Prestige Auto Receivables Trust,
Series 2012-1, Class B
2.490%, 04/16/2018 (S)	$336,000	$340,432
Santander Drive Auto Receivables Trust
Series 2012-5, Class B,
1.560%, 08/15/2018	550,000	555,371
Series 2011-1, Class B,
2.350%, 11/16/2015	945,000	958,099
Series 2010-2, Class C,
3.890%, 07/17/2017	475,000	489,963
SNAAC Auto Receivables Trust,
Series 2012-1A, Class A
1.780%, 06/15/2016 (S)	152,058	152,930
Volvo Financial Equipment LLC,
Series 2012-1A, Class B
1.510%, 08/15/2017 (S)	176,000	177,611

TOTAL ASSET BACKED SECURITIES (Cost $12,192,542)		$12,459,519

PREFERRED SECURITIES - 0.3%
Financials - 0.3%
Citigroup Capital XIII (7.875% to
10/30/2015, then 3 month
LIBOR + 6.370%) 10/30/2040	33,000	$943,470

TOTAL PREFERRED SECURITIES (Cost $924,000)		$943,470

SHORT-TERM INVESTMENTS - 3.5%
Repurchase Agreement - 3.5%
Deutsche Bank Tri-Party Repurchase
Agreement dated 03/28/2013 at 0.250%
to be repurchased at $13,100,364 on
04/01/2013, collateralized by
$12,158,167 Government National
Mortgage Association, 3.500%-4.500%
due 01/20/2040 to 03/20/2042 (valued at
$13,362,000, including interest)	$13,100,000	$13,100,000

TOTAL SHORT-TERM INVESTMENTS (Cost $13,100,000)		$13,100,000

Total Investments (Investment Quality Bond Trust)
(Cost $343,138,536) - 97.6%		$366,949,535
Other assets and liabilities, net - 2.4%		9,182,729

TOTAL NET ASSETS - 100.0%		$376,132,264

Lifestyle Aggressive Trust
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES - 100.0%
Equity - 100.0%

John Hancock Variable Insurance Trust (G)
All Cap Core, Series NAV (QS Investors)	615,260	$13,185,013
All Cap Value, Series NAV (Lord Abbett)	1,877,945	17,859,252
Alpha Opportunities, Series NAV (Wellington)	2,172,024	32,254,556
Blue Chip Growth, Series NAV (T. Rowe Price)	1,323,365	34,711,855
Capital Appreciation Value, Series NAV (T.
Rowe Price)	632,256	7,985,389
Capital Appreciation, Series NAV (Jennison)	2,338,443	28,762,843
Emerging Markets Value, Series NAV (DFA)	4,017,310	42,623,662
Equity-Income, Series NAV (T. Rowe Price)	1,641,416	28,281,605

217

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Lifestyle Aggressive Trust (continued)
	Shares or
	Principal
	Amount	Value

John Hancock Variable Insurance Trust (G) (continued)
Fundamental Large Cap Value, Series NAV
(John Hancock) (A)(1)	1,320,734	$17,750,669
Fundamental Value, Series NAV (Davis)	1,627,364	27,502,457
Growth Equity, Series NAV (Rainier)	1,303,395	17,973,822
Heritage, Series NAV (American Century)	334,911	4,219,884
International Core, Series NAV (GMO)	1,860,708	18,346,578
International Growth Opportunities,
Series NAV (Baillie)	579,761	6,771,610
International Growth Stock,
Series NAV (Invesco)	916,395	13,608,464
International Small Company,
Series NAV (DFA)	884,045	9,583,052
International Value, Series NAV (Franklin)	1,628,102	19,293,012
Mid Cap Stock, Series NAV (Wellington) (I)	646,010	11,247,026
Mid Cap Value Equity, Series NAV (Columbia)	178,100	2,249,405
Mid Value, Series NAV (T. Rowe Price)	656,952	8,435,270
Mutual Shares, Series NAV (Franklin)	902,738	10,787,716
Natural Resources, Series NAV
(RS Investments/Wellington)	1,375,579	14,030,906
Real Estate Securities, Series NAV (Deutsche)	604,679	8,997,621
Small Cap Growth, Series NAV (Wellington)	317,115	3,374,108
Small Cap Opportunities,
Series NAV (DFA/Invesco) (I)	233,845	5,848,454
Small Cap Value, Series NAV (Wellington)	155,593	3,598,866
Small Company Growth,
Series NAV (Invesco) (I)	108,510	2,249,405
Small Company Value, Series NAV (T.
Rowe Price)	185,277	4,040,893
Smaller Company Growth, Series NAV
(Frontier/John Hancock/Perimeter) (A)(2)	115,236	2,249,405
U.S. Equity, Series NAV (GMO)	1,735,636	27,145,351
Value, Series NAV (Invesco)	193,041	4,219,884
Total Investments (Lifestyle Aggressive Trust)
(Cost $374,109,039) - 100.0%		$449,188,033
Other assets and liabilities, net - 0.0%		(23,349)

TOTAL NET ASSETS - 100.0%		$449,164,684

Lifestyle Balanced Trust
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES - 100.0%
Equity - 51.7%

John Hancock Variable Insurance Trust (G)
All Cap Core, Series NAV (QS Investors)	5,604,584	$120,106,242
All Cap Value, Series NAV (Lord Abbett)	15,786,835	150,132,803
Alpha Opportunities, Series NAV (Wellington)	20,219,906	300,265,606
Blue Chip Growth, Series NAV (T. Rowe Price)	10,287,542	269,842,237
Capital Appreciation, Series NAV (Jennison)	17,088,287	210,185,924
Emerging Markets Value, Series NAV (DFA)	35,969,864	381,640,260
Equity-Income, Series NAV (T. Rowe Price)	19,169,598	330,292,166
Fundamental Large Cap Value, Series NAV
(John Hancock) (A)(1)	11,119,586	149,447,230
Fundamental Value, Series NAV (Davis)	17,739,139	299,791,455
Growth Equity, Series NAV (Rainier)	10,878,232	150,010,818
Heritage, Series NAV (American Century)	4,965,246	62,562,095
International Core, Series NAV (GMO)	21,204,190	209,073,314
International Growth Opportunities,
Series NAV (Baillie)	6,778,424	79,171,989

Lifestyle Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

John Hancock Variable Insurance Trust (G) (continued)
International Growth Stock,
Series NAV (Invesco)	10,640,711	$158,014,558
International Value, Series NAV (Franklin)	18,477,476	218,958,089
Mid Cap Stock, Series NAV (Wellington) (I)	5,367,382	93,446,112
Mid Cap Value Equity, Series NAV (Columbia)	4,953,358	62,560,907
Mid Value, Series NAV (T. Rowe Price)	7,296,109	93,682,045
Small Cap Growth, Series NAV (Wellington)	4,091,612	43,534,750
Small Cap Value, Series NAV (Wellington)	2,416,372	55,890,691
Small Company Growth,
Series NAV (Invesco) (I)	1,805,106	37,419,853
Small Company Value, Series NAV (T.
Rowe Price)	3,126,030	68,178,719
Smaller Company Growth, Series NAV
(Frontier/John Hancock/Perimeter) (A)(2)	2,238,326	43,692,115
Strategic Equity Allocation, Series NAV
(John Hancock) (A)(2)	167,738,162	2,428,848,586
U.S. Equity, Series NAV (GMO)	15,358,855	240,212,485
Fixed Income - 48.3%

John Hancock Variable Insurance Trust (G)
Bond Trust, Series NAV (John Hancock) (A)(1)	177,139,997	2,487,045,563
Core Bond, Series NAV (Wells Capital)	51,033,335	709,363,353
Global Bond, Series NAV (PIMCO)	19,164,804	246,842,675
New Income, Series NAV (T. Rowe Price)	85,257,572	1,179,112,225
Short Term Government Income, Series NAV
(John Hancock) (A)(1)	9,334,180	120,317,574
Total Return, Series NAV (PIMCO)	75,555,842	1,112,937,560
Total Investments (Lifestyle Balanced Trust)
(Cost $10,401,472,887) - 100.0%		$12,112,579,999
Other assets and liabilities, net - 0.0%		(150,950)

TOTAL NET ASSETS - 100.0%		$12,112,429,049

Lifestyle Balanced PS Series
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES - 100.0%
Equity - 50.6%

John Hancock Variable Insurance Trust (G)
All Cap Core, Series NAV (QS Investors)	81,177	$1,739,627
All Cap Value, Series NAV (Lord Abbett)	235,397	2,238,627
Alpha Opportunities, Series NAV (Wellington)	292,155	4,338,503
Blue Chip Growth, Series NAV (T. Rowe Price)	153,819	4,034,678
Capital Appreciation, Series NAV (Jennison)	255,992	3,148,696
Emerging Markets Value, Series NAV (DFA)	488,916	5,187,401
Equity-Income, Series NAV (T. Rowe Price)	287,929	4,961,015
Fundamental Large Cap Value, Series NAV
(John Hancock) (A)(1)	165,928	2,230,066
Fundamental Value, Series NAV (Davis)	256,438	4,333,795
Growth Equity, Series NAV (Rainier)	162,939	2,246,926
Heritage, Series NAV (American Century)	71,213	897,282
International Core, Series NAV (GMO)	264,234	2,605,347
International Growth Stock,
Series NAV (Invesco)	200,592	2,978,795
International Value, Series NAV (Franklin)	244,221	2,894,021
Mid Cap Stock, Series NAV (Wellington) (I)	75,704	1,318,000
Mid Cap Value Equity, Series NAV (Columbia)	71,044	897,282
Mid Value, Series NAV (T. Rowe Price)	102,683	1,318,455
Small Cap Growth, Series NAV (Wellington)	58,370	621,054
Small Cap Value, Series NAV (Wellington)	34,758	803,944

218

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Lifestyle Balanced PS Series (continued)
	Shares or
	Principal
	Amount	Value

John Hancock Variable Insurance Trust (G) (continued)
Small Company Growth,
Series NAV (Invesco) (I)	25,617	$531,032
Small Company Value, Series NAV (T.
Rowe Price)	43,469	948,062
Smaller Company Growth, Series NAV
(Frontier/John Hancock/Perimeter) (A)(2)	31,887	622,437
Strategic Equity Allocation, Series NAV
(John Hancock) (A)(2)	2,528,704	36,615,633
U.S. Equity, Series NAV (GMO)	222,459	3,479,256
Fixed Income - 49.4%

John Hancock Variable Insurance Trust (G)
Bond PS, Series NAV (John Hancock) (A)(1)	6,700,355	88,712,706
Total Investments (Lifestyle Balanced PS Series)
(Cost $166,893,897) - 100.0%		$179,702,640
Other assets and liabilities, net - 0.0%		(17,184)

TOTAL NET ASSETS - 100.0%		$179,685,456

Lifestyle Conservative Trust
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES - 100.0%
Equity - 20.0%

John Hancock Variable Insurance Trust (G)
Blue Chip Growth, Series NAV (T. Rowe Price)	2,395,190	$62,825,847
Equity-Income, Series NAV (T. Rowe Price)	3,587,866	61,818,938
Fundamental Value, Series NAV (Davis)	2,315,768	39,136,484
International Core, Series NAV (GMO)	3,640,473	35,895,061
International Growth Opportunities,
Series NAV (Baillie)	516,734	6,035,456
International Growth Stock,
Series NAV (Invesco)	716,817	10,644,725
International Value, Series NAV (Franklin)	3,139,938	37,208,271
Mid Cap Stock, Series NAV (Wellington) (I)	725,727	12,634,900
Mid Value, Series NAV (T. Rowe Price)	989,115	12,700,243
Small Cap Growth, Series NAV (Wellington)	1,059,034	11,268,123
Small Cap Value, Series NAV (Wellington)	546,515	12,640,896
Strategic Equity Allocation, Series NAV
(John Hancock) (A)(2)	15,542,692	225,058,174
U.S. Equity, Series NAV (GMO)	2,113,725	33,058,654
Fixed Income - 80.0%

John Hancock Variable Insurance Trust (G)
Bond Trust, Series NAV (John Hancock) (A)(1)	68,641,810	963,731,014
Core Bond, Series NAV (Wells Capital)	19,376,955	269,339,672
Global Bond, Series NAV (PIMCO)	7,304,796	94,085,778
New Income, Series NAV (T. Rowe Price)	32,466,813	449,016,025
Short Term Government Income, Series NAV
(John Hancock) (A)(1)	3,483,445	44,901,603
Total Return, Series NAV (PIMCO)	28,768,423	423,758,874
Total Investments (Lifestyle Conservative Trust)
(Cost $2,611,104,589) - 100.0%		$2,805,758,738
Other assets and liabilities, net - 0.0%		(50,558)

TOTAL NET ASSETS - 100.0%		$2,805,708,180

Lifestyle Conservative PS Series
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES - 100.0%
Equity - 20.0%

John Hancock Variable Insurance Trust (G)
Blue Chip Growth, Series NAV (T. Rowe Price)	52,902	$1,387,619
Equity-Income, Series NAV (T. Rowe Price)	78,857	1,358,710
Fundamental Value, Series NAV (Davis)	51,194	865,171
International Core, Series NAV (GMO)	64,026	631,298
International Growth Stock,
Series NAV (Invesco)	19,407	288,190
International Value, Series NAV (Franklin)	55,518	657,887
Mid Cap Stock, Series NAV (Wellington) (I)	14,941	260,116
Mid Value, Series NAV (T. Rowe Price)	20,263	260,179
Small Cap Growth, Series NAV (Wellington)	21,727	231,180
Small Cap Value, Series NAV (Wellington)	11,247	260,151
Strategic Equity Allocation, Series NAV
(John Hancock) (A)(2)	319,433	4,625,396
U.S. Equity, Series NAV (GMO)	46,210	722,718
Fixed Income - 80.0%

John Hancock Variable Insurance Trust (G)
Bond PS, Series NAV (John Hancock) (A)(1)	3,477,507	46,042,193
Total Investments (Lifestyle Conservative PS Series)
(Cost $54,964,155) - 100.0%		$57,590,808
Other assets and liabilities, net - 0.0%		(15,822)

TOTAL NET ASSETS - 100.0%		$57,574,986

Lifestyle Growth Trust
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES - 100.0%
Equity - 71.7%

John Hancock Variable Insurance Trust (G)
All Cap Core, Series NAV (QS Investors)	6,935,828	$148,634,791
All Cap Value, Series NAV (Lord Abbett)	25,788,371	245,247,404
Alpha Opportunities, Series NAV (Wellington)	35,031,769	520,221,769
Blue Chip Growth, Series NAV (T. Rowe Price)	16,921,754	443,857,607
Capital Appreciation, Series NAV (Jennison)	30,047,372	369,582,674
Emerging Markets Value, Series NAV (DFA)	57,094,681	605,774,563
Equity-Income, Series NAV (T. Rowe Price)	36,231,348	624,266,122
Fundamental Large Cap Value, Series NAV
(John Hancock) (A)(1)	18,172,111	244,233,169
Fundamental Value, Series NAV (Davis)	30,766,901	519,960,624
Growth Equity, Series NAV (Rainier)	21,455,538	295,871,868
Heritage, Series NAV (American Century)	6,041,492	76,122,805
International Core, Series NAV (GMO)	31,516,493	310,752,624
International Growth Opportunities,
Series NAV (Baillie)	10,441,733	121,959,436
International Growth Stock,
Series NAV (Invesco)	15,808,382	234,754,480
International Value, Series NAV (Franklin)	29,196,657	345,980,390
Mid Cap Stock, Series NAV (Wellington) (I)	8,714,064	151,711,861
Mid Cap Value Equity, Series NAV (Columbia)	6,029,661	76,154,612
Mid Value, Series NAV (T. Rowe Price)	11,854,701	152,214,363
Small Cap Growth, Series NAV (Wellington)	6,405,580	68,155,371
Small Cap Opportunities,
Series NAV (DFA/Invesco) (I)	3,024,499	75,642,725
Small Cap Value, Series NAV (Wellington)	3,269,196	75,616,493
Small Company Growth,
Series NAV (Invesco) (I)	2,928,692	60,711,790

219

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Lifestyle Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

John Hancock Variable Insurance Trust (G) (continued)
Small Company Value, Series NAV (T.
Rowe Price)	5,190,525	$113,205,355
Smaller Company Growth, Series NAV
(Frontier/John Hancock/Perimeter) (A)(2)	3,115,391	60,812,430
Strategic Equity Allocation, Series NAV
(John Hancock) (A)(2)	286,487,226	4,148,335,039
U.S. Equity, Series NAV (GMO)	30,886,386	483,063,071
Fixed Income - 28.3%

John Hancock Variable Insurance Trust (G)
Bond Trust, Series NAV (John Hancock) (A)(1)	123,848,100	1,738,827,331
Core Bond, Series NAV (Wells Capital)	37,100,798	515,701,095
Global Bond, Series NAV (PIMCO)	13,748,175	177,076,488
New Income, Series NAV (T. Rowe Price)	61,836,963	855,205,199
Short Term Government Income, Series NAV
(John Hancock) (A)(1)	6,863,422	88,469,503
Total Return, Series NAV (PIMCO)	54,555,193	803,597,988

COMMON STOCK - 0.0%
Equity - 0.0%
Facebook, Inc., Class A (I)	1,018	26,040
Facebook, Inc., Class B (I)	4,294	109,841
Total Investments (Lifestyle Growth Trust)
(Cost $12,600,455,452) - 100.0%		$14,751,856,921
Other assets and liabilities, net - 0.0%		(248,500)

TOTAL NET ASSETS - 100.0%		$14,751,608,421

Lifestyle Growth PS Series
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES - 100.0%
Equity - 70.3%

John Hancock Variable Insurance Trust (G)
All Cap Core, Series NAV (QS Investors)	84,512	$1,811,093
All Cap Value, Series NAV (Lord Abbett)	328,713	3,126,062
Alpha Opportunities, Series NAV (Wellington)	428,154	6,358,093
Blue Chip Growth, Series NAV (T. Rowe Price)	214,889	5,636,541
Capital Appreciation, Series NAV (Jennison)	380,251	4,677,089
Emerging Markets Value, Series NAV (DFA)	695,611	7,380,430
Equity-Income, Series NAV (T. Rowe Price)	465,180	8,015,051
Fundamental Large Cap Value, Series NAV
(John Hancock) (A)(1)	231,805	3,115,454
Fundamental Value, Series NAV (Davis)	376,219	6,358,093
Growth Equity, Series NAV (Rainier)	270,800	3,734,339
Heritage, Series NAV (American Century)	74,522	938,983
International Core, Series NAV (GMO)	383,220	3,778,553
International Growth Stock,
Series NAV (Invesco)	310,014	4,603,715
International Value, Series NAV (Franklin)	359,506	4,260,145
Mid Cap Stock, Series NAV (Wellington) (I)	101,813	1,772,559
Mid Cap Value Equity, Series NAV (Columbia)	74,749	944,080
Mid Value, Series NAV (T. Rowe Price)	138,050	1,772,559
Small Cap Growth, Series NAV (Wellington)	79,675	847,746
Small Cap Opportunities,
Series NAV (DFA/Invesco) (I)	43,911	1,098,216
Small Cap Value, Series NAV (Wellington)	40,816	944,080
Small Company Growth,
Series NAV (Invesco) (I)	36,248	751,411

Lifestyle Growth PS Series (continued)
	Shares or
	Principal
	Amount	Value

John Hancock Variable Insurance Trust (G) (continued)
Small Company Value, Series NAV (T.
Rowe Price)	65,269	$1,423,527
Smaller Company Growth, Series NAV
(Frontier/John Hancock/Perimeter) (A)(2)	38,494	751,411
Strategic Equity Allocation, Series NAV
(John Hancock) (A)(2)	3,657,570	52,961,616
U.S. Equity, Series NAV (GMO)	375,308	5,869,818
Fixed Income - 29.7%

John Hancock Variable Insurance Trust (G)
Bond PS, Series NAV (John Hancock) (1)(A)	4,244,632	56,198,934
Total Investments (Lifestyle Growth PS Series)
(Cost $171,700,130) - 100.0%		$189,129,598
Other assets and liabilities, net - 0.0%		(17,170)

TOTAL NET ASSETS - 100.0%		$189,112,428

Lifestyle Moderate Trust
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES - 100.0%
Equity - 40.3%

John Hancock Variable Insurance Trust (G)
All Cap Value, Series NAV (Lord Abbett)	3,635,165	$34,570,420
Alpha Opportunities, Series NAV (Wellington)	4,775,332	70,913,680
Blue Chip Growth, Series NAV (T. Rowe Price)	3,717,358	97,506,312
Capital Appreciation, Series NAV (Jennison)	6,486,007	79,777,892
Equity-Income, Series NAV (T. Rowe Price)	6,276,458	108,143,364
Fundamental Large Cap Value, Series NAV
(John Hancock) (A)(1)	2,564,547	34,467,512
Fundamental Value, Series NAV (Davis)	4,196,076	70,913,682
International Core, Series NAV (GMO)	6,956,574	68,591,816
International Growth Opportunities,
Series NAV (Baillie)	2,064,045	24,108,046
International Growth Stock,
Series NAV (Invesco)	3,182,534	47,260,637
International Value, Series NAV (Franklin)	6,495,743	76,974,552
Mid Cap Stock, Series NAV (Wellington) (I)	1,907,316	33,206,366
Mid Value, Series NAV (T. Rowe Price)	2,590,211	33,258,310
Small Cap Growth, Series NAV (Wellington)	1,038,548	11,050,149
Small Cap Value, Series NAV (Wellington)	636,048	14,711,801
Small Company Growth,
Series NAV (Invesco) (I)	445,025	9,225,362
Small Company Value, Series NAV (T.
Rowe Price)	757,358	16,517,973
Smaller Company Growth, Series NAV
(Frontier/John Hancock/Perimeter) (A)(2)	567,596	11,079,467
Strategic Equity Allocation, Series NAV
(John Hancock) (A)(2)	40,108,264	580,767,669
U.S. Equity, Series NAV (GMO)	2,267,061	35,456,841
Fixed Income - 59.7%

John Hancock Variable Insurance Trust (G)
Bond Trust, Series NAV (John Hancock) (A)(1)	65,861,102	924,689,871
Core Bond, Series NAV (Wells Capital)	18,784,184	261,100,155
Global Bond, Series NAV (PIMCO)	7,000,723	90,169,317
New Income, Series NAV (T. Rowe Price)	31,270,910	432,476,685
Short Term Government Income, Series NAV
(John Hancock) (A)(1)	3,355,133	43,247,669

220

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Lifestyle Moderate Trust (continued)
	Shares or
	Principal
	Amount	Value

John Hancock Variable Insurance Trust (G) (continued)
Total Return, Series NAV (PIMCO)	27,525,247	$405,446,892
Total Investments (Lifestyle Moderate Trust)
(Cost $3,190,747,982) - 100.0%		$3,615,632,440
Other assets and liabilities, net - 0.0%		(60,084)

TOTAL NET ASSETS - 100.0%		$3,615,572,356

Lifestyle Moderate PS Series
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES - 100.0%
Equity - 40.8%

John Hancock Variable Insurance Trust (G)
All Cap Value, Series NAV (Lord Abbett)	93,843	$892,445
Alpha Opportunities, Series NAV (Wellington)	123,277	1,830,657
Blue Chip Growth, Series NAV (T. Rowe Price)	94,991	2,491,614
Capital Appreciation, Series NAV (Jennison)	166,230	2,044,629
Equity-Income, Series NAV (T. Rowe Price)	162,029	2,791,752
Fundamental Large Cap Value, Series NAV
(John Hancock) (A)(1)	66,084	888,175
Fundamental Value, Series NAV (Davis)	108,219	1,828,897
International Core, Series NAV (GMO)	159,508	1,572,752
International Growth Stock,
Series NAV (Invesco)	105,633	1,568,652
International Value, Series NAV (Franklin)	148,367	1,758,146
Mid Cap Stock, Series NAV (Wellington) (I)	47,317	823,796
Mid Value, Series NAV (T. Rowe Price)	64,159	823,796
Small Cap Growth, Series NAV (Wellington)	25,784	274,340
Small Cap Value, Series NAV (Wellington)	15,802	365,510
Small Company Growth,
Series NAV (Invesco) (I)	11,036	228,786
Small Company Value, Series NAV (T.
Rowe Price)	18,820	410,466
Smaller Company Growth, Series NAV
(Frontier/John Hancock/Perimeter) (A)(2)	14,068	274,599
Strategic Equity Allocation, Series NAV
(John Hancock) (A)(2)	1,010,411	14,630,755
U.S. Equity, Series NAV (GMO)	58,525	915,329
Fixed Income - 59.2%

John Hancock Variable Insurance Trust (G)
Bond PS, Series NAV (John Hancock) (A)(1)	3,986,434	52,780,384
Total Investments (Lifestyle Moderate PS Series)
(Cost $83,382,749) - 100.0%		$89,195,480
Other assets and liabilities, net - 0.0%		(16,512)

TOTAL NET ASSETS - 100.0%		$89,178,968

Mid Cap Index Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.8%
Consumer Discretionary - 12.2%
Auto Components - 0.2%
Gentex Corp. (L)	71,427	$1,429,254

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Automobiles - 0.1%
Thor Industries, Inc. (L)	21,964	$808,056
Distributors - 0.5%
LKQ Corp. (I)	148,968	3,241,536
Diversified Consumer Services - 0.8%
DeVry, Inc. (L)	28,356	900,303
Matthews International Corp., Class A (L)	13,843	482,982
Regis Corp. (L)	28,211	513,158
Service Corp. International	105,405	1,763,426
Sotheby’s	33,857	1,266,590
Strayer Education, Inc. (L)	5,670	274,315

		5,200,774
Hotels, Restaurants & Leisure - 1.4%
Bally Technologies, Inc. (I)(L)	20,586	1,069,854
Bob Evans Farms, Inc.	13,906	592,674
Brinker International, Inc. (L)	35,297	1,328,932
International Speedway Corp., Class A (L)	12,789	417,945
Life Time Fitness, Inc. (I)(L)	19,810	847,472
Panera Bread Company, Class A (I)	14,046	2,320,961
Scientific Games Corp., Class A (I)(L)	26,289	230,029
The Cheesecake Factory, Inc. (L)	24,440	943,628
The Wendy’s Company (L)	140,531	796,811
WMS Industries, Inc. (I)	27,300	688,233

		9,236,539
Household Durables - 2.3%
Jarden Corp. (I)(L)	55,266	2,368,148
KB Home (L)	40,937	891,198
MDC Holdings, Inc.	19,433	712,219
Mohawk Industries, Inc. (I)	29,073	3,288,738
NVR, Inc. (I)	2,296	2,479,933
Tempur-Pedic International, Inc. (I)	29,832	1,480,562
Toll Brothers, Inc. (I)	75,078	2,570,671
Tupperware Brands Corp.	27,002	2,207,143

		15,998,612
Internet & Catalog Retail - 0.2%
HSN, Inc.	18,404	1,009,643
Leisure Equipment & Products - 0.4%
Polaris Industries, Inc. (L)	31,813	2,942,384
Media - 1.2%
AMC Networks, Inc., Class A (I)	28,888	1,825,144
Cinemark Holdings, Inc. (L)	51,116	1,504,855
DreamWorks Animation
SKG, Inc., Class A (I)(L)	35,817	679,090
John Wiley & Sons, Inc., Class A (L)	23,465	914,196
Lamar Advertising Company, Class A (I)	27,600	1,341,636
Meredith Corp. (L)	17,905	685,045
Scholastic Corp. (L)	13,301	354,472
The New York Times Company, Class A (I)	60,853	596,359
Valassis Communications, Inc. (L)	19,591	585,183

		8,485,980
Multiline Retail - 0.2%
Big Lots, Inc. (I)(L)	28,860	1,017,892
Saks, Inc. (I)(L)	50,651	580,967

		1,598,859
Specialty Retail - 3.9%
Aaron’s, Inc.	35,161	1,008,417
Advance Auto Parts, Inc.	36,813	3,042,594
Aeropostale, Inc. (I)(L)	39,103	531,801
American Eagle Outfitters, Inc.	89,922	1,681,541
ANN, Inc. (I)	24,096	699,266

221

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Ascena Retail Group, Inc. (I)	63,313	$1,174,456
Barnes & Noble, Inc. (I)(L)	18,835	309,836
Cabela’s, Inc. (I)(L)	23,115	1,404,930
Chico’s FAS, Inc.	82,762	1,390,402
Dick’s Sporting Goods, Inc. (L)	48,977	2,316,612
Foot Locker, Inc.	75,208	2,575,122
Guess?, Inc. (L)	30,574	759,152
Office Depot, Inc. (I)	142,657	560,642
Rent-A-Center, Inc. (L)	29,089	1,074,548
Signet Jewelers, Ltd. (L)	40,425	2,708,475
Tractor Supply Company	34,548	3,597,483
Williams-Sonoma, Inc.	43,057	2,218,297

		27,053,574
Textiles, Apparel & Luxury Goods - 1.0%
Carter’s, Inc. (I)	25,522	1,461,645
Deckers Outdoor Corp. (I)(L)	17,191	957,367
Hanesbrands, Inc. (I)(L)	49,103	2,237,133
Under Armour, Inc., Class A (I)	38,710	1,981,952

		6,638,097

		83,643,308
Consumer Staples - 3.6%
Food & Staples Retailing - 0.4%
Harris Teeter Supermarkets, Inc.	24,738	1,056,560
SUPERVALU, Inc.	106,528	536,901
United Natural Foods, Inc. (I)	24,600	1,210,320

		2,803,781
Food Products - 2.0%
Flowers Foods, Inc.	57,266	1,886,342
Green Mountain Coffee Roasters, Inc. (I)(L)	61,637	3,498,516
Hillshire Brands Company	61,321	2,155,433
Ingredion, Inc.	38,577	2,789,889
Lancaster Colony Corp.	9,650	743,050
Post Holdings, Inc. (I)	16,290	699,330
Smithfield Foods, Inc. (I)	62,335	1,650,631
Tootsie Roll Industries, Inc. (L)	10,527	314,861

		13,738,052
Household Products - 1.1%
Church & Dwight Company, Inc. (L)	68,874	4,451,327
Energizer Holdings, Inc. (L)	30,855	3,077,169

		7,528,496
Tobacco - 0.1%
Universal Corp. (L)	11,658	653,314

		24,723,643
Energy - 5.9%
Energy Equipment & Services - 2.8%
Atwood Oceanics, Inc. (I)(L)	28,553	1,500,175
CARBO Ceramics, Inc.	9,769	889,663
Dresser-Rand Group, Inc. (I)	37,929	2,338,702
Dril-Quip, Inc. (I)(L)	18,170	1,583,879
Helix Energy Solutions Group, Inc. (I)	49,128	1,124,049
Oceaneering International, Inc.	54,022	3,587,601
Oil States International, Inc. (I)	27,438	2,238,118
Patterson-UTI Energy, Inc. (L)	72,863	1,737,054
Superior Energy Services, Inc. (I)	79,633	2,068,069
Tidewater, Inc. (L)	24,691	1,246,896
Unit Corp. (I)	21,848	995,176

		19,309,382

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels - 3.1%
Alpha Natural Resources, Inc. (I)(L)	110,215	$904,865
Arch Coal, Inc. (L)	105,954	575,330
Bill Barrett Corp. (I)(L)	24,005	486,581
Cimarex Energy Company	43,157	3,255,764
Energen Corp.	36,040	1,874,440
Forest Oil Corp. (I)	59,548	313,222
HollyFrontier Corp.	101,593	5,226,960
Northern Oil and Gas, Inc. (I)(L)	29,551	424,943
Plains Exploration & Production Company (I)	64,395	3,056,831
Quicksilver Resources, Inc. (I)(L)	60,087	135,196
Rosetta Resources, Inc. (I)	26,251	1,249,023
SM Energy Company	33,009	1,954,793
World Fuel Services Corp.	36,009	1,430,277

		20,888,225

		40,197,607
Financials - 22.5%
Capital Markets - 2.4%
Affiliated Managers Group, Inc. (I)	26,218	4,026,298
Apollo Investment Corp.	101,273	846,642
Eaton Vance Corp. (L)	58,001	2,426,182
Federated Investors, Inc., Class B (L)	46,937	1,110,999
Greenhill & Company, Inc.	12,776	681,983
Janus Capital Group, Inc. (L)	95,044	893,414
Raymond James Financial, Inc.	56,379	2,599,072
SEI Investments Company	67,238	1,939,816
Waddell & Reed Financial, Inc., Class A (L)	42,678	1,868,443

		16,392,849
Commercial Banks - 3.8%
Associated Banc-Corp. (L)	83,855	1,273,757
BancorpSouth, Inc. (L)	41,580	677,754
Bank of Hawaii Corp. (L)	22,379	1,137,077
Cathay General Bancorp	36,558	735,547
City National Corp. (L)	23,709	1,396,697
Commerce Bancshares, Inc.	38,490	1,571,547
Cullen/Frost Bankers, Inc. (L)	30,719	1,920,859
East West Bancorp, Inc.	69,974	1,796,233
First Niagara Financial Group, Inc.	175,986	1,559,236
FirstMerit Corp. (L)	54,753	905,067
Fulton Financial Corp.	99,081	1,159,248
Hancock Holding Company	42,382	1,310,451
International Bancshares Corp.	27,202	565,802
Prosperity Bancshares, Inc. (L)	22,175	1,050,873
Signature Bank (I)	23,076	1,817,466
SVB Financial Group (I)	22,305	1,582,317
Synovus Financial Corp. (L)	392,968	1,088,521
TCF Financial Corp. (L)	81,399	1,217,729
Trustmark Corp. (L)	33,430	836,084
Valley National Bancorp (L)	99,372	1,017,569
Webster Financial Corp.	40,009	970,618
Westamerica Bancorp. (L)	13,561	614,720

		26,205,172
Diversified Financial Services - 0.6%
CBOE Holdings, Inc.	43,569	1,609,439
Leucadia National Corp.	0	7
MSCI, Inc. (I)	60,055	2,037,666

		3,647,112
Insurance - 4.7%
Alleghany Corp. (I)	8,384	3,319,393
American Financial Group, Inc.	37,349	1,769,596
Arthur J. Gallagher & Company	62,863	2,596,871

222

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Aspen Insurance Holdings, Ltd.	34,872	$1,345,362
Brown & Brown, Inc.	58,898	1,887,092
Everest Re Group, Ltd.	25,544	3,317,144
Fidelity National Financial, Inc., Class A	107,245	2,705,791
First American Financial Corp.	53,684	1,372,700
HCC Insurance Holdings, Inc.	50,182	2,109,149
Kemper Corp.	27,150	885,362
Mercury General Corp.	18,104	686,685
Old Republic International Corp.	120,408	1,530,386
Primerica, Inc.	22,758	746,007
Protective Life Corp.	39,022	1,396,988
Reinsurance Group of America, Inc.	36,896	2,201,584
StanCorp Financial Group, Inc. (L)	22,167	947,861
The Hanover Insurance Group, Inc.	22,301	1,107,914
W.R. Berkley Corp. (L)	55,038	2,442,036

		32,367,921
Real Estate Investment Trusts - 9.9%
Alexandria Real Estate Equities, Inc.	31,774	2,255,319
American Campus Communities, Inc. (L)	52,273	2,370,058
BioMed Realty Trust, Inc.	84,421	1,823,494
BRE Properties, Inc.	38,370	1,867,852
Camden Property Trust	42,210	2,898,983
Corporate Office Properties Trust	40,501	1,080,567
Duke Realty Corp.	160,571	2,726,496
Equity One, Inc. (L)	30,887	740,361
Essex Property Trust, Inc. (L)	18,887	2,844,004
Extra Space Storage, Inc.	51,405	2,018,674
Federal Realty Investment Trust	32,412	3,501,792
Highwoods Properties, Inc. (L)	40,222	1,591,585
Home Properties, Inc.	25,725	1,631,480
Hospitality Properties Trust	61,699	1,693,021
Kilroy Realty Corp.	37,376	1,958,502
Liberty Property Trust	59,724	2,374,029
Mack-Cali Realty Corp.	41,635	1,191,177
National Retail Properties, Inc. (L)	57,859	2,092,760
Omega Healthcare Investors, Inc. (L)	56,393	1,712,091
Potlatch Corp.	20,159	924,492
Rayonier, Inc.	62,218	3,712,548
Realty Income Corp. (L)	96,809	4,390,288
Regency Centers Corp.	45,145	2,388,622
Senior Housing Properties Trust (L)	93,866	2,518,425
SL Green Realty Corp.	45,546	3,921,966
Taubman Centers, Inc.	31,659	2,458,638
The Macerich Company	68,563	4,414,086
UDR, Inc.	124,867	3,020,533
Weingarten Realty Investors (L)	55,767	1,759,449

		67,881,292
Real Estate Management & Development - 0.4%
Alexander & Baldwin, Inc. (I)	21,447	766,730
Jones Lang LaSalle, Inc.	22,029	2,189,903

		2,956,633
Thrifts & Mortgage Finance - 0.7%
Astoria Financial Corp. (L)	41,002	404,280
New York Community Bancorp, Inc. (L)	219,769	3,153,685
Washington Federal, Inc.	52,548	919,590

		4,477,555

		153,928,534
Health Care - 9.4%
Biotechnology - 2.1%
Regeneron Pharmaceuticals, Inc. (I)	38,170	6,733,188

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
United Therapeutics Corp. (I)(L)	23,266	$1,416,201
Vertex Pharmaceuticals, Inc. (I)	108,943	5,989,686

		14,139,075
Health Care Equipment & Supplies - 2.5%
Hill-Rom Holdings, Inc.	30,085	1,059,594
Hologic, Inc. (I)	133,588	3,019,089
IDEXX Laboratories, Inc. (I)(L)	27,279	2,520,307
Masimo Corp. (L)	26,037	510,846
ResMed, Inc. (L)	71,619	3,320,257
STERIS Corp. (L)	29,137	1,212,391
Teleflex, Inc.	20,413	1,725,103
The Cooper Companies, Inc.	24,068	2,596,456
Thoratec Corp. (I)	28,787	1,079,513

		17,043,556
Health Care Providers & Services - 3.0%
Community Health Systems, Inc.	46,033	2,181,504
Health Management
Associates, Inc., Class A (I)	128,403	1,652,547
Health Net, Inc. (I)	39,607	1,133,552
Henry Schein, Inc. (I)(L)	43,670	4,041,659
LifePoint Hospitals, Inc. (I)	23,441	1,135,951
MEDNAX, Inc. (I)	24,939	2,235,283
Omnicare, Inc. (L)	52,262	2,128,109
Owens & Minor, Inc. (L)	31,622	1,029,612
Universal Health Services, Inc., Class B	44,403	2,836,020
VCA Antech, Inc. (I)(L)	44,103	1,035,979
WellCare Health Plans, Inc. (I)	21,577	1,250,603

		20,660,819
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (I)	85,989	1,168,591
HMS Holdings Corp. (I)(L)	43,425	1,178,989

		2,347,580
Life Sciences Tools & Services - 1.3%
Bio-Rad Laboratories, Inc., Class A (I)	10,094	1,271,844
Charles River
Laboratories International, Inc. (I)	24,068	1,065,490
Covance, Inc. (I)(L)	27,503	2,044,023
Mettler-Toledo International, Inc. (I)	15,114	3,222,607
Techne Corp.	17,330	1,175,841

		8,779,805
Pharmaceuticals - 0.2%
Endo Health Solutions, Inc. (I)	56,914	1,750,675

		64,721,510
Industrials - 17.4%
Aerospace & Defense - 1.4%
Alliant Techsystems, Inc.	16,397	1,187,635
B/E Aerospace, Inc. (I)	52,243	3,149,730
Esterline Technologies Corp. (I)	15,434	1,168,354
Exelis, Inc.	93,999	1,023,649
Huntington Ingalls Industries, Inc.	24,740	1,319,384
Triumph Group, Inc.	25,039	1,965,562

		9,814,314
Air Freight & Logistics - 0.1%
UTi Worldwide, Inc.	51,836	750,585
Airlines - 0.4%
Alaska Air Group, Inc. (I)	35,160	2,248,834
JetBlue Airways Corp. (I)(L)	112,085	773,387

		3,022,221

223

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Building Products - 0.7%
Fortune Brands Home & Security, Inc. (I)	81,930	$3,066,640
Lennox International, Inc.	22,869	1,451,953

		4,518,593
Commercial Services & Supplies - 2.0%
Clean Harbors, Inc. (I)	26,374	1,532,066
Copart, Inc. (I)	52,912	1,813,823
Corrections Corp. of America	50,070	1,956,235
Deluxe Corp. (L)	25,339	1,049,035
Herman Miller, Inc. (L)	29,134	806,138
HNI Corp. (L)	22,444	796,538
Mine Safety Appliances Company	15,526	770,400
R.R. Donnelley & Sons Company (L)	90,024	1,084,789
Rollins, Inc.	32,885	807,327
The Brink’s Company	23,894	675,244
Waste Connections, Inc.	61,527	2,213,741

		13,505,336
Construction & Engineering - 1.0%
AECOM Technology Corp. (I)	52,293	1,715,210
Granite Construction, Inc.	17,804	566,879
KBR, Inc.	73,644	2,362,500
URS Corp.	38,297	1,815,661

		6,460,250
Electrical Equipment - 1.8%
Acuity Brands, Inc.	21,321	1,478,611
AMETEK, Inc.	121,406	5,264,164
General Cable Corp. (I)	24,764	907,105
Hubbell, Inc., Class B	26,604	2,583,514
Regal-Beloit Corp.	22,499	1,835,018

		12,068,412
Industrial Conglomerates - 0.3%
Carlisle Companies, Inc.	31,686	2,147,994
Machinery - 5.3%
AGCO Corp.	48,422	2,523,755
CLARCOR, Inc.	24,732	1,295,462
Crane Company	24,003	1,340,808
Donaldson Company, Inc.	67,316	2,436,166
Gardner Denver, Inc.	24,483	1,838,918
Graco, Inc.	30,396	1,763,880
Harsco Corp.	40,277	997,661
IDEX Corp. (L)	41,214	2,201,652
ITT Corp.	46,118	1,311,135
Kennametal, Inc. (L)	39,549	1,543,993
Lincoln Electric Holdings, Inc.	41,382	2,242,077
Nordson Corp. (L)	28,335	1,868,693
Oshkosh Corp. (I)	43,560	1,850,864
SPX Corp.	23,422	1,849,401
Terex Corp. (I)(L)	55,262	1,902,118
Timken Company	39,772	2,250,300
Trinity Industries, Inc. (L)	39,522	1,791,532
Valmont Industries, Inc.	11,677	1,836,442
Wabtec Corp.	23,866	2,436,957
Woodward, Inc. (L)	30,178	1,199,877

		36,481,691
Marine - 0.4%
Kirby Corp. (I)	28,275	2,171,520
Matson, Inc.	21,347	525,136

		2,696,656
Professional Services - 0.9%
FTI Consulting, Inc. (I)	20,378	767,435

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Professional Services (continued)
ManpowerGroup, Inc.	38,379	$2,176,857
The Corporate Executive Board Company	16,711	971,912
Towers Watson & Company, Class A	28,217	1,956,002

		5,872,206
Road & Rail - 2.1%
Con-way, Inc. (L)	27,909	982,676
Genesee & Wyoming, Inc., Class A (I)	24,706	2,300,376
J.B. Hunt Transport Services, Inc. (L)	45,218	3,367,837
Kansas City Southern	55,028	6,102,605
Landstar System, Inc.	23,174	1,323,004
Werner Enterprises, Inc. (L)	22,327	538,974

		14,615,472
Trading Companies & Distributors - 1.0%
GATX Corp. (L)	23,394	1,215,786
MSC Industrial Direct Company, Inc., Class A	23,366	2,004,335
United Rentals, Inc. (I)(L)	46,463	2,554,071
Watsco, Inc. (L)	14,858	1,250,746

		7,024,938

		118,978,668
Information Technology - 14.8%
Communications Equipment - 0.8%
ADTRAN, Inc. (L)	31,010	609,347
Ciena Corp. (I)	50,644	810,810
InterDigital, Inc.	20,557	983,241
Plantronics, Inc. (L)	21,289	940,761
Polycom, Inc. (I)	88,335	978,752
Riverbed Technology, Inc. (I)	81,562	1,216,089
Tellabs, Inc.	167,877	350,863

		5,889,863
Computers & Peripherals - 0.7%
Diebold, Inc. (L)	31,582	957,566
Lexmark International, Inc., Class A	31,478	831,019
NCR Corp. (I)	81,753	2,253,113
QLogic Corp. (I)	45,610	529,076

		4,570,774
Electronic Equipment, Instruments & Components - 2.1%
Arrow Electronics, Inc. (I)	52,951	2,150,870
Avnet, Inc. (I)	68,387	2,475,609
Ingram Micro, Inc., Class A (I)	75,062	1,477,220
Itron, Inc. (I)(L)	19,569	908,002
National Instruments Corp.	47,424	1,553,136
Tech Data Corp. (I)	18,827	858,699
Trimble Navigation, Ltd. (I)	127,432	3,817,863
Vishay Intertechnology, Inc. (I)(L)	65,836	896,028

		14,137,427
Internet Software & Services - 1.6%
AOL, Inc. (I)	38,463	1,480,441
Equinix, Inc. (I)(L)	24,407	5,279,478
Monster Worldwide, Inc. (I)(L)	58,274	295,449
Rackspace Hosting, Inc. (I)(L)	55,096	2,781,246
ValueClick, Inc. (I)	35,503	1,049,114

		10,885,728
IT Services - 3.1%
Acxiom Corp. (I)	36,825	751,230
Alliance Data Systems Corp. (I)	24,930	4,035,918
Broadridge Financial Solutions, Inc.	60,838	1,511,216
Convergys Corp. (L)	53,085	904,038
CoreLogic, Inc. (I)	48,840	1,263,002

224

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services (continued)
DST Systems, Inc.	15,042	$1,072,043
Gartner, Inc. (I)	46,608	2,535,941
Global Payments, Inc.	39,273	1,950,297
Jack Henry & Associates, Inc.	43,035	1,988,647
Lender Processing Services, Inc.	42,340	1,077,976
ManTech International Corp., Class A (L)	11,787	316,717
NeuStar, Inc., Class A (I)	33,010	1,535,955
VeriFone Systems, Inc. (I)(L)	53,878	1,114,197
WEX, Inc. (I)	19,363	1,519,996

		21,577,173
Office Electronics - 0.2%
Zebra Technologies Corp., Class A (I)	25,477	1,200,731
Semiconductors & Semiconductor Equipment - 2.0%
Atmel Corp. (I)	219,351	1,526,683
Cree, Inc. (I)	58,265	3,187,678
Cypress Semiconductor Corp. (I)(L)	67,057	739,639
Fairchild Semiconductor International, Inc. (I)	63,368	896,024
Integrated Device Technology, Inc. (I)	72,695	543,032
International Rectifier Corp. (I)(L)	34,501	729,696
Intersil Corp., Class A	63,018	548,887
MEMC Electronic Materials, Inc. (I)	115,462	508,033
RF Micro Devices, Inc. (I)	139,523	742,262
Semtech Corp. (I)	33,084	1,170,843
Silicon Laboratories, Inc. (I)(L)	19,248	796,097
Skyworks Solutions, Inc. (I)	95,823	2,110,981

		13,499,855
Software - 4.3%
ACI Worldwide, Inc. (I)	19,725	963,764
Advent Software, Inc. (I)	15,838	442,989
ANSYS, Inc. (I)	46,388	3,776,911
Cadence Design Systems, Inc. (I)(L)	140,655	1,959,324
CommVault Systems, Inc. (I)(L)	21,440	1,757,651
Compuware Corp. (I)	105,924	1,324,050
Concur Technologies, Inc. (I)(L)	22,728	1,560,504
FactSet Research Systems, Inc. (L)	20,336	1,883,114
Fair Isaac Corp.	17,759	811,409
Informatica Corp. (I)	53,821	1,855,210
Mentor Graphics Corp.	47,128	850,660
MICROS Systems, Inc. (I)(L)	39,599	1,802,150
PTC, Inc. (I)	59,685	1,521,371
Rovi Corp. (I)	51,892	1,111,008
SolarWinds, Inc. (I)	30,653	1,811,592
Solera Holdings, Inc.	34,393	2,006,144
Synopsys, Inc. (I)	76,804	2,755,728
TIBCO Software, Inc. (I)	77,623	1,569,537

		29,763,116

		101,524,667
Materials - 6.6%
Chemicals - 2.7%
Albemarle Corp.	44,332	2,771,637
Ashland, Inc.	36,677	2,725,101
Cabot Corp.	29,909	1,022,888
Cytec Industries, Inc.	22,392	1,658,799
Intrepid Potash, Inc. (L)	26,804	502,843
Minerals Technologies, Inc.	17,554	728,667
NewMarket Corp. (L)	5,320	1,385,115
Olin Corp. (L)	40,002	1,008,850
RPM International, Inc.	66,078	2,086,743
Sensient Technologies Corp.	24,930	974,514
The Scotts Miracle-Gro Company, Class A (L)	19,397	838,726

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
Valspar Corp.	41,711	$2,596,510

		18,300,393
Construction Materials - 0.3%
Martin Marietta Materials, Inc.	22,890	2,335,238
Containers & Packaging - 1.6%
Aptargroup, Inc. (L)	33,097	1,898,113
Greif, Inc., Class A	15,180	813,952
Packaging Corp. of America	48,962	2,196,925
Rock-Tenn Company, Class A	35,791	3,321,047
Silgan Holdings, Inc.	22,540	1,065,015
Sonoco Products Company	50,455	1,765,420

		11,060,472
Metals & Mining - 1.6%
Carpenter Technology Corp.	22,094	1,089,013
Commercial Metals Company	58,191	922,327
Compass Minerals International, Inc. (L)	16,609	1,310,450
Reliance Steel & Aluminum Company (L)	38,047	2,707,805
Royal Gold, Inc.	32,423	2,303,006
Steel Dynamics, Inc.	109,847	1,743,272
Worthington Industries, Inc.	26,440	819,111

		10,894,984
Paper & Forest Products - 0.4%
Domtar Corp. (L)	17,346	1,346,397
Louisiana-Pacific Corp. (I)	69,541	1,502,086

		2,848,483

		45,439,570
Telecommunication Services - 0.4%
Diversified Telecommunication Services - 0.3%
tw telecom, Inc. (I)	75,921	1,912,450
Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	50,138	1,056,408

		2,968,858
Utilities - 5.0%
Electric Utilities - 2.1%
Cleco Corp.	30,390	1,429,242
Great Plains Energy, Inc.	76,615	1,776,702
Hawaiian Electric Industries, Inc.	48,953	1,356,488
IDACORP, Inc. (L)	25,048	1,209,067
NV Energy, Inc.	117,386	2,351,242
OGE Energy Corp.	49,306	3,450,434
PNM Resources, Inc.	39,733	925,382
Westar Energy, Inc.	63,313	2,100,725

		14,599,282
Gas Utilities - 1.5%
Atmos Energy Corp.	45,156	1,927,710
National Fuel Gas Company	41,677	2,556,884
Questar Corp.	87,390	2,126,199
UGI Corp.	56,501	2,169,073
WGL Holdings, Inc.	25,825	1,138,883

		9,918,749
Multi-Utilities - 1.1%
Alliant Energy Corp.	55,388	2,779,370
Black Hills Corp. (L)	22,099	973,240
MDU Resources Group, Inc.	94,262	2,355,607
Vectren Corp.	41,082	1,455,124

		7,563,341

225

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Water Utilities - 0.3%
Aqua America, Inc. (L)	70,020	$2,201,429

		34,282,801

TOTAL COMMON STOCKS (Cost $426,592,271)		$670,409,166

SECURITIES LENDING COLLATERAL - 20.1%
John Hancock Collateral
Investment Trust, 0.2481% (W)(Y)	13,789,120	138,011,165

TOTAL SECURITIES LENDING
COLLATERAL (Cost $138,002,485)		$138,011,165

SHORT-TERM INVESTMENTS - 2.1%

Repurchase Agreement - 2.1%
Repurchase Agreement with State Street Corp.
dated 03/28/2013 at 0.010% to be
repurchased at $14,124,016 on 04/01/2013,
collateralized by $13,100,000 U.S. Treasury
Notes, 2.750% due 02/28/2018 (valued at
$14,410,000, including interest)	$14,124,000	$14,124,000

TOTAL SHORT-TERM INVESTMENTS (Cost $14,124,000)		$14,124,000

Total Investments (Mid Cap Index Trust)
(Cost $578,718,756) - 120.0%		$822,544,331
Other assets and liabilities, net - (20.0%)		(136,983,310)

TOTAL NET ASSETS - 100.0%		$685,561,021

Mid Cap Stock Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.8%
Consumer Discretionary - 22.9%
Auto Components - 2.2%
Allison Transmission Holdings, Inc. (L)	365,913	$8,785,571
Tenneco, Inc. (I)	226,600	8,907,646

		17,693,217
Hotels, Restaurants & Leisure - 5.4%
Bloomin’ Brands, Inc. (I)(L)	418,170	7,472,698
Buffalo Wild Wings, Inc. (I)(L)	111,626	9,770,624
Burger King Worldwide, Inc. (L)	635,472	12,137,515
Jack in the Box, Inc. (I)	6,400	221,376
Life Time Fitness, Inc. (I)(L)	192,100	8,218,038
Wyndham Worldwide Corp.	66,942	4,316,420

		42,136,671
Household Durables - 1.2%
Whirlpool Corp. (L)	76,610	9,075,221
Internet & Catalog Retail - 2.6%
HomeAway, Inc. (I)(L)	198,490	6,450,925
Netflix, Inc. (I)	26,110	4,945,495
TripAdvisor, Inc. (I)	169,720	8,913,694

		20,310,114
Media - 1.2%
AMC Networks, Inc., Class A (I)	23,180	1,464,512
Pandora Media, Inc. (I)(L)	589,350	8,345,196

		9,809,708

Mid Cap Stock Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail - 6.8%
Dick’s Sporting Goods, Inc. (L)	255,390	$12,079,947
DSW, Inc., Class A (L)	126,886	8,095,327
Dufry Group AG (I)	64,253	7,980,718
Five Below, Inc. (I)(L)	100,390	3,803,777
Francesca’s Holdings Corp. (I)(L)	261,700	7,500,322
Ulta Salon Cosmetics & Fragrance, Inc. (I)	98,600	8,003,362
Urban Outfitters, Inc. (I)	165,380	6,406,821

		53,870,274
Textiles, Apparel & Luxury Goods - 3.5%
Hanesbrands, Inc. (I)(L)	193,260	8,804,926
PVH Corp.	61,930	6,614,743
Samsonite International SA	4,830,300	12,075,437

		27,495,106

		180,390,311
Consumer Staples - 3.1%
Food & Staples Retailing - 1.0%
Whole Foods Market, Inc.	88,980	7,719,015
Household Products - 1.1%
Spectrum Brands Holdings, Inc.	157,868	8,933,750
Personal Products - 1.0%
Hypermarcas SA (I)	969,200	7,678,779

		24,331,544
Energy - 4.8%
Energy Equipment & Services - 1.2%
Trican Well Service, Ltd.	656,740	9,632,747
Oil, Gas & Consumable Fuels - 3.6%
Cabot Oil & Gas Corp.	114,970	7,773,122
Cobalt International Energy, Inc. (I)	169,260	4,773,132
Pioneer Natural Resources Company	81,040	10,069,220
Southwestern Energy Company (I)	155,870	5,807,716

		28,423,190

		38,055,937
Financials - 8.5%
Diversified Financial Services - 1.5%
IntercontinentalExchange, Inc. (I)(L)	74,700	12,181,329
Insurance - 4.1%
Aon PLC	130,930	8,052,195
Assured Guaranty, Ltd.	300,640	6,196,190
The Hanover Insurance Group, Inc.	191,550	9,516,204
XL Group PLC	289,810	8,781,243

		32,545,832
Real Estate Investment Trusts - 1.4%
Host Hotels & Resorts, Inc.	610,668	10,680,583
Real Estate Management & Development - 1.5%
BR Malls Participacoes SA	603,700	7,552,412
Countrywide PLC (I)	3,312	19,626
Zillow, Inc., Class A (I)(L)	71,290	3,897,424

		11,469,462

		66,877,206
Health Care - 15.5%
Biotechnology - 2.2%
Arena Pharmaceuticals, Inc. (I)(L)	383,790	3,150,916
Cubist Pharmaceuticals, Inc. (I)	80,950	3,790,079
Onyx Pharmaceuticals, Inc. (I)(L)	32,500	2,887,950
Regeneron Pharmaceuticals, Inc. (I)	28,660	5,055,624

226

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Mid Cap Stock Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Vertex Pharmaceuticals, Inc. (I)	51,100	$2,809,478

		17,694,047
Health Care Equipment & Supplies - 4.8%
Boston Scientific Corp. (I)	715,700	5,589,617
Edwards Lifesciences Corp. (I)(L)	117,240	9,632,438
HeartWare International, Inc. (I)(L)	70,910	6,270,571
Hologic, Inc. (I)(L)	725,910	16,405,566

		37,898,192
Health Care Providers & Services - 3.0%
Air Methods Corp. (L)	132,170	6,375,881
Catamaran Corp. (I)	248,420	13,173,713
Team Health Holdings, Inc. (I)	111,550	4,058,189

		23,607,783
Life Sciences Tools & Services - 2.4%
Agilent Technologies, Inc.	243,180	10,206,265
Covance, Inc. (I)	114,730	8,526,734

		18,732,999
Pharmaceuticals - 3.1%
Actavis, Inc. (I)	129,410	11,919,955
Forest Laboratories, Inc. (I)	212,300	8,075,892
Salix Pharmaceuticals, Ltd. (I)	83,670	4,282,231

		24,278,078

		122,211,099
Industrials - 9.6%
Aerospace & Defense - 1.8%
DigitalGlobe, Inc. (I)	475,250	13,739,478
Airlines - 1.0%
Spirit Airlines, Inc. (I)	309,756	7,855,412
Building Products - 1.0%
Armstrong World Industries, Inc. (I)	82,100	4,588,569
Owens Corning (I)	90,468	3,567,153

		8,155,722
Construction & Engineering - 1.2%
KBR, Inc.	299,950	9,622,396
Electrical Equipment - 1.4%
Polypore International, Inc. (I)(L)	275,519	11,070,353
Machinery - 0.8%
Colfax Corp. (I)(L)	15,787	734,727
Pall Corp.	77,710	5,313,033

		6,047,760
Professional Services - 1.4%
IHS, Inc., Class A (I)	103,568	10,845,641
Trading Companies & Distributors - 1.0%
WESCO International, Inc. (I)(L)	112,430	8,163,542

		75,500,304
Information Technology - 25.8%
Communications Equipment - 2.6%
JDS Uniphase Corp. (I)	580,660	7,763,424
Juniper Networks, Inc. (I)	341,330	6,328,258
Palo Alto Networks, Inc. (I)(L)	107,800	6,101,480

		20,193,162
Computers & Peripherals - 1.0%
SanDisk Corp. (I)	141,620	7,789,100

Mid Cap Stock Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components - 0.5%
National Instruments Corp. (L)	125,730	$4,117,658
Internet Software & Services - 5.2%
Akamai Technologies, Inc. (I)(L)	342,754	12,095,789
Cornerstone OnDemand, Inc. (I)(L)	116,234	3,963,579
IAC/InterActiveCorp	125,760	5,618,957
LinkedIn Corp., Class A (I)	100,110	17,625,367
Trulia, Inc. (I)	42,220	1,324,864

		40,628,556
IT Services - 2.4%
Teradata Corp. (I)	174,871	10,231,702
Vantiv, Inc., Class A (I)	380,610	9,035,681

		19,267,383
Semiconductors & Semiconductor Equipment - 1.7%
Micron Technology, Inc. (I)	436,030	4,351,579
NXP Semiconductor NV (I)	303,830	9,193,896

		13,545,475
Software - 12.4%
Autodesk, Inc. (I)	317,120	13,078,029
Cadence Design Systems, Inc. (I)(L)	792,200	11,035,346
Concur Technologies, Inc. (I)(L)	126,960	8,717,074
MICROS Systems, Inc. (I)(L)	224,720	10,227,007
Red Hat, Inc. (I)	64,500	3,261,120
Salesforce.com, Inc. (I)(L)	56,730	10,145,026
ServiceNow, Inc. (I)(L)	318,977	11,546,967
Solera Holdings, Inc.	138,060	8,053,040
Splunk, Inc. (I)	137,260	5,494,518
Symantec Corp. (I)	339,450	8,377,626
TIBCO Software, Inc. (I)	395,950	8,006,109

		97,941,862

		203,483,196
Materials - 5.8%
Chemicals - 1.0%
Methanex Corp.	193,980	7,881,407
Containers & Packaging - 2.6%
Crown Holdings, Inc. (I)	217,050	9,031,451
Rock-Tenn Company, Class A	125,800	11,672,982

		20,704,433
Paper & Forest Products - 2.2%
International Paper Company	198,810	9,260,570
Louisiana-Pacific Corp. (I)(L)	348,817	7,534,447

		16,795,017

		45,380,857
Telecommunication Services - 0.8%
Wireless Telecommunication Services - 0.8%
Crown Castle International Corp. (I)	88,360	6,153,390

TOTAL COMMON STOCKS (Cost $640,292,419)		$762,383,844

SECURITIES LENDING COLLATERAL - 23.7%
John Hancock Collateral
Investment Trust, 0.2481% (W)(Y)	18,598,894	186,150,753

TOTAL SECURITIES LENDING
COLLATERAL (Cost $186,141,204)		$186,150,753

227

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Mid Cap Stock Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 3.3%
Repurchase Agreement - 3.3%
Deutsche Bank Tri-Party Repurchase
Agreement dated 03/28/2013 at 0.250% to
be repurchased at $26,000,722 on
04/01/2013, collateralized by $25,476,273
Government National Mortgage Association,
2.550% - 4.500% due 12/20/2026 -
04/15/2048 (valued at $26,520,000,
including interest)	$26,000,000	$26,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $26,000,000)		$26,000,000

Total Investments (Mid Cap Stock Trust)
(Cost $852,433,623) - 123.8%		$974,534,597
Other assets and liabilities, net - (23.8%)		(187,199,319)

TOTAL NET ASSETS - 100.0%		$787,335,278

Mid Cap Value Equity Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.1%
Consumer Discretionary - 9.3%
Auto Components - 1.6%
TRW Automotive Holdings Corp. (I)	25,873	$1,423,017
Visteon Corp. (I)	15,157	874,559

		2,297,576
Automobiles - 0.3%
Ford Motor Company	26,293	345,753
Hotels, Restaurants & Leisure - 1.5%
Darden Restaurants, Inc.	14,166	732,099
Penn National Gaming, Inc. (I)(L)	9,740	530,148
Royal Caribbean Cruises, Ltd.	27,872	925,908

		2,188,155
Household Durables - 1.1%
Newell Rubbermaid, Inc.	58,548	1,528,103
Internet & Catalog Retail - 1.5%
Liberty Interactive Corp., Series A (I)	84,296	1,802,248
Liberty Ventures, Series A (I)	5,257	397,324

		2,199,572
Media - 1.8%
Liberty Media Corp. (I)	8,727	974,195
Omnicom Group, Inc.	6,400	376,960
Starz - Liberty Capital (I)	8,603	190,556
The Interpublic Group of Companies, Inc.	80,658	1,050,974

		2,592,685
Multiline Retail - 0.6%
J.C. Penney Company, Inc. (L)	17,800	268,958
Kohl’s Corp.	3,955	182,444
Macy’s, Inc.	8,638	361,414

		812,816
Specialty Retail - 0.9%
GameStop Corp., Class A (L)	22,483	628,850
The Gap, Inc.	20,062	710,195

		1,339,045

		13,303,705

Mid Cap Value Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer Staples - 3.1%
Food Products - 1.3%
Hillshire Brands Company	11,409	$401,026
Mead Johnson Nutrition Company	4,805	372,147
Post Holdings, Inc. (I)	15,952	684,819
The J.M. Smucker Company	4,007	397,334

		1,855,326
Household Products - 0.9%
The Clorox Company	13,874	1,228,265
Personal Products - 0.6%
Avon Products, Inc.	44,376	919,914
Tobacco - 0.3%
Lorillard, Inc.	11,187	451,395

		4,454,900
Energy - 9.7%
Energy Equipment & Services - 2.0%
C&J Energy Services, Inc. (I)(L)	27,154	621,827
Ensco PLC, Class A	24,897	1,493,820
Noble Corp.	20,215	771,202

		2,886,849
Oil, Gas & Consumable Fuels - 7.7%
Cameco Corp. (Toronto Stock Exchange) (L)	10,000	207,800
EQT Corp.	19,544	1,324,106
HollyFrontier Corp.	4,805	247,217
Kinder Morgan, Inc.	17,564	679,376
Marathon Petroleum Corp.	22,662	2,030,515
Pioneer Natural Resources Company	13,768	1,710,674
Southwestern Energy Company (I)	22,700	845,802
Spectra Energy Corp.	47,603	1,463,792
Valero Energy Corp.	32,693	1,487,205
Whiting Petroleum Corp. (I)	17,976	913,900

		10,910,387

		13,797,236
Financials - 26.2%
Capital Markets - 2.4%
Invesco, Ltd.	92,754	2,686,156
Lazard, Ltd., Class A	20,853	711,713

		3,397,869
Commercial Banks - 9.4%
CIT Group, Inc. (I)	60,509	2,630,931
Comerica, Inc. (L)	75,353	2,708,940
Fifth Third Bancorp	172,964	2,821,043
Huntington Bancshares, Inc.	258,527	1,910,515
M&T Bank Corp. (L)	14,715	1,517,999
SunTrust Banks, Inc.	15,887	457,704
TCF Financial Corp. (L)	91,078	1,362,527

		13,409,659
Insurance - 11.9%
Axis Capital Holdings, Ltd.	63,447	2,640,664
Everest Re Group, Ltd.	9,809	1,273,797
Hartford Financial Services Group, Inc.	72,424	1,868,539
Lincoln National Corp. (L)	74,604	2,432,836
PartnerRe, Ltd. (L)	10,956	1,020,113
Principal Financial Group, Inc. (L)	25,195	857,386
Reinsurance Group of America, Inc.	33,442	1,995,484
Validus Holdings, Ltd.	33,915	1,267,404
W.R. Berkley Corp.	8,828	391,698

228

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
XL Group PLC	106,105	$3,214,982

		16,962,903
Real Estate Investment Trusts - 2.5%
Equity Lifestyle Properties, Inc.	6,164	473,395
General Growth Properties, Inc.	21,733	432,052
Hospitality Properties Trust	16,677	457,617
Omega Healthcare Investors, Inc. (L)	13,471	408,980
Rayonier, Inc. (L)	31,801	1,897,566

		3,669,610

		37,440,041
Health Care - 9.4%
Health Care Equipment & Supplies - 4.4%
Boston Scientific Corp. (I)	285,625	2,230,731
Teleflex, Inc.	27,320	2,308,813
Zimmer Holdings, Inc.	23,560	1,772,183

		6,311,727
Health Care Providers & Services - 2.9%
Cigna Corp.	40,061	2,498,605
Community Health Systems, Inc.	9,342	442,717
Universal Health Services, Inc., Class B	18,196	1,162,179

		4,103,501
Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	8,429	353,765
Pharmaceuticals - 1.9%
Actavis, Inc. (I)	28,800	2,652,768

		13,421,761
Industrials - 16.6%
Aerospace & Defense - 1.2%
Embraer SA, ADR	28,482	1,015,953
L-3 Communications Holdings, Inc.	3,335	269,868
Raytheon Company	6,977	410,178

		1,695,999
Airlines - 1.7%
Delta Air Lines, Inc. (I)	66,484	1,097,651
United Continental Holdings, Inc. (I)	42,864	1,372,077

		2,469,728
Building Products - 1.7%
AO Smith Corp.	32,147	2,365,055
Commercial Services & Supplies - 0.7%
R.R. Donnelley & Sons Company (L)	86,981	1,048,121
Construction & Engineering - 1.9%
Fluor Corp.	17,446	1,157,193
Jacobs Engineering Group, Inc. (I)	20,820	1,170,917
KBR, Inc.	13,898	445,848

		2,773,958
Electrical Equipment - 2.3%
Eaton Corp. PLC	32,745	2,005,631
Rockwell Automation, Inc.	14,337	1,238,000

		3,243,631
Machinery - 2.7%
AGCO Corp.	10,811	563,469
Harsco Corp.	17,813	441,228
Joy Global, Inc.	13,864	825,185
Parker Hannifin Corp.	18,264	1,672,617

Mid Cap Value Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
SPX Corp.	4,938	$389,904

		3,892,403
Road & Rail - 4.4%
J.B. Hunt Transport Services, Inc. (L)	25,678	1,912,497
Kansas City Southern	32,100	3,559,890
Werner Enterprises, Inc. (L)	32,961	795,679

		6,268,066

		23,756,961
Information Technology - 8.0%
Computers & Peripherals - 1.1%
NCR Corp. (I)	56,140	1,547,218
Electronic Equipment, Instruments & Components - 2.3%
Amphenol Corp., Class A	26,697	1,992,931
Avnet, Inc. (I)	35,194	1,274,023

		3,266,954
IT Services - 0.9%
Amdocs, Ltd.	35,502	1,286,948
Semiconductors & Semiconductor Equipment - 3.7%
Analog Devices, Inc.	14,395	669,224
Fairchild Semiconductor International, Inc. (I)	37,183	525,768
Infineon Technologies AG, ADR (L)	47,313	376,611
LSI Corp. (I)	199,048	1,349,545
Microchip Technology, Inc. (L)	17,115	629,147
ON Semiconductor Corp. (I)	133,060	1,101,737
United Microelectronics Corp., ADR (L)	366,460	659,628

		5,311,660

		11,412,780
Materials - 7.9%
Chemicals - 5.4%
Agrium, Inc.	6,923	674,993
Eastman Chemical Company	63,650	4,447,226
PPG Industries, Inc.	18,827	2,521,688

		7,643,907
Containers & Packaging - 1.1%
Rock-Tenn Company, Class A	10,439	968,635
Sealed Air Corp.	26,611	641,591

		1,610,226
Paper & Forest Products - 1.4%
Domtar Corp. (L)	8,941	694,000
International Paper Company	27,458	1,278,994

		1,972,994

		11,227,127
Telecommunication Services - 0.8%
Diversified Telecommunication Services - 0.8%
CenturyLink, Inc. (L)	30,657	1,076,980
Utilities - 7.1%
Electric Utilities - 3.3%
Entergy Corp.	16,260	1,028,282
NV Energy, Inc.	104,743	2,098,002
Pepco Holdings, Inc.	48,242	1,032,379
Xcel Energy, Inc.	18,582	551,885

		4,710,548
Gas Utilities - 1.0%
Questar Corp.	61,252	1,490,261

229

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multi-Utilities - 2.8%
Ameren Corp.	17,480	$612,150
Sempra Energy	22,315	1,783,861
Wisconsin Energy Corp. (L)	36,076	1,547,300

		3,943,311

		10,144,120

TOTAL COMMON STOCKS (Cost $108,905,599)		$140,035,611

CONVERTIBLE BONDS - 0.2%
Materials - 0.2%
Construction Materials - 0.2%
Cemex SAB de CV
3.750%, 03/15/2018	$233,000	$315,424

TOTAL CONVERTIBLE BONDS (Cost $233,000)		$315,424

WARRANTS - 0.1%
Kinder Morgan, Inc. (Expiration Date:
05/25/2017; Strike Price: $40.00) (I)	24,669	126,799

TOTAL WARRANTS (Cost $42,614)		$126,799

SECURITIES LENDING COLLATERAL - 11.3%
John Hancock Collateral
Investment Trust, 0.2481% (W)(Y)	1,612,777	16,141,806

TOTAL SECURITIES LENDING
COLLATERAL (Cost $16,141,439)		$16,141,806

SHORT-TERM INVESTMENTS - 2.2%
Commercial Paper - 2.2%
Bryant Park Funding LLC 0.180%,
04/01/2013 *	$3,100,000	$3,100,000

TOTAL SHORT-TERM INVESTMENTS (Cost $3,100,000)		$3,100,000

Total Investments (Mid Cap Value Equity Trust)
(Cost $128,422,652) - 111.9%		$159,719,640
Other assets and liabilities, net - (11.9%)		(16,965,154)

TOTAL NET ASSETS - 100.0%		$142,754,486

Mid Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 93.2%
Consumer Discretionary - 8.4%
Auto Components - 0.6%
Visteon Corp. (I)	88,500	$5,106,450
Diversified Consumer Services - 0.3%
Strayer Education, Inc. (L)	59,305	2,869,176
Hotels, Restaurants & Leisure - 0.6%
International Game Technology	295,600	4,877,400
Leisure Equipment & Products - 1.8%
Hasbro, Inc. (L)	68,800	3,023,072
Mattel, Inc.	209,300	9,165,248
Sankyo Company, Ltd.	48,700	2,280,810

		14,469,130
Media - 3.6%
Cablevision Systems Corp., Class A (L)	495,000	7,405,200

Mid Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
Charter Communications, Inc., Class A (I)	74,900	$7,803,082
DreamWorks Animation
SKG, Inc., Class A (I)(L)	284,800	5,399,808
Scholastic Corp. (L)	50,024	1,333,140
The Washington Post Company, Class B (L)	15,800	7,062,600

		29,003,830
Specialty Retail - 1.5%
CarMax, Inc. (I)	76,700	3,198,390
The Gap, Inc.	252,500	8,938,500

		12,136,890

		68,462,876
Consumer Staples - 10.3%
Beverages - 0.6%
Beam, Inc.	36,800	2,338,272
Brown-Forman Corp., Class B	39,800	2,841,720

		5,179,992
Food & Staples Retailing - 3.6%
Sysco Corp. (L)	325,600	11,451,352
The Kroger Company	542,000	17,961,880

		29,413,232
Food Products - 3.8%
Archer-Daniels-Midland Company	230,300	7,768,019
Campbell Soup Company (L)	21,600	979,776
Flowers Foods, Inc.	256,400	8,445,816
Kellogg Company	103,400	6,662,062
McCormick & Company, Inc., Non
Voting Shares (L)	64,400	4,736,620
Tootsie Roll Industries, Inc. (L)	82,641	2,471,801

		31,064,094
Household Products - 0.7%
The Clorox Company	65,800	5,825,274
Personal Products - 1.6%
Avon Products, Inc.	610,300	12,651,519

		84,134,111
Energy - 10.2%
Energy Equipment & Services - 1.8%
Exterran Holdings, Inc. (I)(L)	537,122	14,502,294
Oil, Gas & Consumable Fuels - 8.4%
CONSOL Energy, Inc.	271,800	9,146,070
Hess Corp.	211,900	15,174,159
Murphy Oil Corp.	114,200	7,277,966
PBF Energy, Inc. (L)	163,600	6,081,012
QEP Resources, Inc.	149,900	4,772,816
Talisman Energy, Inc.	981,700	12,002,475
Valero Energy Corp.	90,800	4,130,492
WPX Energy, Inc. (I)(L)	627,100	10,046,142

		68,631,132

		83,133,426
Financials - 24.1%
Capital Markets - 6.5%
E*TRADE Financial Corp. (I)	1,111,644	11,905,707
Federated Investors, Inc., Class B (L)	36,000	852,120
Greenhill & Company, Inc.	35,009	1,868,780
Janus Capital Group, Inc. (L)	60,768	571,219
Lazard, Ltd., Class A	335,600	11,454,028
Legg Mason, Inc. (L)	228,800	7,355,920

230

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
Northern Trust Corp.	349,900	$19,090,544

		53,098,318
Commercial Banks - 5.2%
BankUnited, Inc.	117,500	3,010,350
CIT Group, Inc. (I)	321,500	13,978,820
Commerce Bancshares, Inc.	66,068	2,697,556
First Horizon National Corp. (L)	923,549	9,863,503
M&T Bank Corp. (L)	21,600	2,228,256
SunTrust Banks, Inc.	161,100	4,641,291
Westamerica Bancorp. (L)	124,300	5,634,519

		42,054,295
Diversified Financial Services - 0.1%
Groupe Bruxelles Lambert SA	8,210	628,053
Insurance - 8.4%
Axis Capital Holdings, Ltd.	47,400	1,972,788
CNA Financial Corp.	100,000	3,269,000
Enstar Group, Ltd. (I)	6,338	787,750
Fidelity National Financial, Inc., Class A	309,900	7,818,777
First American Financial Corp.	379,200	9,696,144
Kemper Corp.	183,754	5,992,218
Loews Corp.	151,400	6,672,198
Marsh & McLennan Companies, Inc.	304,600	11,565,662
OneBeacon Insurance Group, Ltd., Class A (L)	116,500	1,575,080
The Progressive Corp.	297,200	7,510,244
White Mountains Insurance Group, Ltd.	20,100	11,399,112

		68,258,973
Real Estate Investment Trusts - 2.4%
Cousins Properties, Inc.	201,887	2,158,172
General Growth Properties, Inc.	97,329	1,934,901
Vornado Realty Trust	23,900	1,998,996
Weingarten Realty Investors (L)	128,600	4,057,330
Weyerhaeuser Company	307,936	9,663,032

		19,812,431
Real Estate Management & Development - 0.9%
Forest City Enterprises, Inc., Class A (I)(L)	135,900	2,414,943
The Howard Hughes Corp. (I)	16,405	1,374,903
The St. Joe Company (I)(L)	174,517	3,708,486

		7,498,332
Thrifts & Mortgage Finance - 0.6%
Capitol Federal Financial, Inc.	402,898	4,862,979

		196,213,381
Health Care - 7.2%
Health Care Equipment & Supplies - 0.6%
Wright Medical Group, Inc. (I)(L)	125,900	2,997,679
Zimmer Holdings, Inc.	19,900	1,496,878

		4,494,557
Health Care Providers & Services - 2.9%
HealthSouth Corp. (I)(L)	333,070	8,783,056
Kindred Healthcare, Inc. (I)(L)	209,600	2,207,088
Quest Diagnostics, Inc.	64,900	3,663,605
Select Medical Holdings Corp.	300,300	2,702,700
Tenet Healthcare Corp. (I)	135,600	6,451,848

		23,808,297
Life Sciences Tools & Services - 1.4%
Life Technologies Corp. (I)	176,500	11,407,195
Pharmaceuticals - 2.3%
Forest Laboratories, Inc. (I)	190,700	7,254,228

Mid Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Hospira, Inc. (I)	345,100	$11,329,633
Zoetis, Inc. (I)	11,800	394,120

		18,977,981

		58,688,030
Industrials - 8.6%
Aerospace & Defense - 2.2%
Raytheon Company	79,900	4,697,321
Textron, Inc.	436,900	13,023,989

		17,721,310
Air Freight & Logistics - 0.0%
C.H. Robinson Worldwide, Inc.	6,700	398,382
Airlines - 2.3%
Southwest Airlines Company	1,377,900	18,574,092
Commercial Services & Supplies - 0.9%
Cintas Corp. (L)	159,200	7,025,496
Electrical Equipment - 0.5%
The Babcock & Wilcox Company	147,404	4,187,748
Machinery - 1.1%
Ingersoll-Rand PLC	167,400	9,208,674
Professional Services - 1.6%
ManpowerGroup, Inc.	226,000	12,818,720

		69,934,422
Information Technology - 6.8%
Communications Equipment - 0.8%
ADTRAN, Inc. (L)	210,800	4,142,220
Tellabs, Inc.	982,500	2,053,425

		6,195,645
Electronic Equipment, Instruments & Components - 1.6%
AVX Corp.	232,900	2,771,510
Molex, Inc., Class A	412,527	9,950,151

		12,721,661
IT Services - 1.6%
Automatic Data Processing, Inc.	12,400	806,248
CoreLogic, Inc. (I)	161,600	4,178,976
Lender Processing Services, Inc.	329,100	8,378,886

		13,364,110
Semiconductors & Semiconductor Equipment - 2.6%
Applied Materials, Inc.	870,100	11,728,948
ASML Holding NV, ADR (L)	35,323	2,402,317
Marvell Technology Group, Ltd.	331,700	3,509,386
ON Semiconductor Corp. (I)	471,800	3,906,504

		21,547,155
Software - 0.2%
Electronic Arts, Inc. (I)	57,700	1,021,290
FactSet Research Systems, Inc.	8,100	750,060

		1,771,350

		55,599,921
Materials - 8.0%
Chemicals - 1.7%
International Flavors & Fragrances, Inc.	97,600	7,482,992
The Scotts Miracle-Gro Company, Class A (L)	138,300	5,980,092

		13,463,084
Construction Materials - 1.0%
Vulcan Materials Company	162,407	8,396,442

231

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Containers & Packaging - 2.1%
MeadWestvaco Corp.	214,000	$7,768,200
Packaging Corp. of America	212,800	9,548,336

		17,316,536
Metals & Mining - 3.2%
AngloGold Ashanti, Ltd., ADR	79,900	1,881,645
Cliffs Natural Resources, Inc. (L)	71,700	1,363,017
Franco-Nevada Corp. (L)	118,500	5,409,111
Gold Fields, Ltd., ADR	452,200	3,504,550
Lonmin PLC (I)(L)	495,661	2,194,158
Newmont Mining Corp.	214,700	8,993,783
Nucor Corp.	64,500	2,976,675
Sibanye Gold, Ltd., ADR (I)	32,125	181,506

		26,504,445

		65,680,507
Telecommunication Services - 0.8%
Wireless Telecommunication Services - 0.8%
Telephone & Data Systems, Inc.	295,436	6,224,837
Utilities - 8.8%
Electric Utilities - 4.1%
American Electric Power Company, Inc.	132,200	6,428,886
Duke Energy Corp.	43,233	3,138,283
Entergy Corp.	48,900	3,092,436
FirstEnergy Corp.	211,611	8,929,984
Pepco Holdings, Inc.	126,900	2,715,660
PPL Corp.	299,900	9,389,869

		33,695,118
Independent Power Producers & Energy Traders - 3.6%
Calpine Corp. (I)	432,500	8,909,500
Dynegy, Inc. (I)(L)	154,300	3,701,657
NRG Energy, Inc.	614,405	16,275,588

		28,886,745
Multi-Utilities - 1.1%
NiSource, Inc.	184,300	5,407,362
TECO Energy, Inc. (L)	211,800	3,774,276

		9,181,638

		71,763,501

TOTAL COMMON STOCKS (Cost $603,683,959)		$759,835,012

CONVERTIBLE BONDS - 0.5%
Financials - 0.1%
Radian Group, Inc. 2.250%, 03/01/2019	$659,000	$794,095
Materials - 0.4%
Alcoa, Inc. 5.250%, 03/15/2014	2,671,000	3,694,327

TOTAL CONVERTIBLE BONDS (Cost $4,840,282)		$4,488,422

SECURITIES LENDING COLLATERAL - 11.9%
John Hancock Collateral
Investment Trust, 0.2481% (W)(Y)	9,679,803	$96,882,239

TOTAL SECURITIES LENDING
COLLATERAL (Cost $96,881,360)		$96,882,239

SHORT-TERM INVESTMENTS - 5.7%
Money Market Funds - 5.7%
State Street Institutional U.S. Government
Money Market Fund, 0.2414% (Y)	2,583,953	2,583,953

Mid Value Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Money Market Funds (continued)
T. Rowe Price Reserve Investment
Fund, 0.0959% (Y)	44,354,285	$44,354,285

		46,938,238

TOTAL SHORT-TERM INVESTMENTS (Cost $46,938,238)		$46,938,238

Total Investments (Mid Value Trust)
(Cost $752,343,839) - 111.3%		$908,143,911
Other assets and liabilities, net - (11.3%)		(92,498,483)

TOTAL NET ASSETS - 100.0%		$815,645,428

Money Market Trust
	Shares or
	Principal
	Amount	Value

COMMERCIAL PAPER - 13.8%
Bank of Nova Scotia 0.070%, 04/03/2013 * $	15,000,000	$14,999,942
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.160%,
04/01/2013 *	30,000,000	30,000,000
Barclays Bank PLC
0.120%, 04/04/2013 *	25,000,000	24,999,750
0.080%, 04/01/2013 *	100,000,000	100,000,000
Chevron Corp. 0.080%, 04/04/2013 (S)*	15,000,000	14,999,900
Deutsche Bank Financial LLC 0.190%,
04/18/2013 *	30,000,000	29,997,308
National Australia Funding
0.330%, 09/10/2013 (S)*	30,000,000	29,955,450
National Rural Utilities
Cooperative Finance Corp.
0.140%, 04/01/2013 *	25,000,000	25,000,000
0.130%, 05/06/2013 *	14,800,000	14,798,130
Pfizer, Inc. 0.080%, 04/15/2013 (S)*	50,000,000	49,998,444
Toronto-Dominion Bank
0.210%, 09/23/2013 (S)*	20,000,000	19,979,583
Wal-Mart Stores, Inc. 0.070%, 04/10/2013 (S)*	58,148,000	58,146,982

TOTAL COMMERCIAL PAPER (Cost $412,875,489)		$412,875,489

CORPORATE INTEREST-BEARING
OBLIGATIONS - 27.1%
American Honda Finance Corp.
0.448%, 05/02/2013 (P)(S)*	13,000,000	13,001,419
0.378%, 08/02/2013 (P)(S)*	75,000,000	75,000,000
0.323%, 11/08/2013 (P)(S)*	25,000,000	25,000,000
0.304%, 12/05/2013 (P)(S)*	21,000,000	21,000,000
Credit Suisse New York 5.000%, 05/15/2013 *	26,444,000	26,586,864
Credit Suisse USA, Inc.
0.555%, 04/12/2013 (P)*	65,051,000	65,056,198
Deutsche Bank AG 4.875%, 05/20/2013 *	82,005,000	82,488,094
General Electric Capital Corp.
5.400%, 09/20/2013 *	22,556,000	23,092,631
4.800%, 05/01/2013 *	20,000,000	20,068,310
1.875%, 09/16/2013 *	18,117,000	18,243,153
JPMorgan Chase & Company
4.750%, 05/01/2013 *	109,795,000	110,176,617
1.650%, 09/30/2013 *	21,119,000	21,251,212
0.274%, 05/28/2013 (P)*	20,000,000	20,000,000
National Australia Bank
1.025%, 04/11/2014 (P)(S)*	42,310,000	42,616,828
Toyota Motor Credit Corp.
0.381%, 07/25/2013 (P)*	60,000,000	60,000,000
0.380%, 06/13/2013 (P)*	85,000,000	85,000,000

232

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Money Market Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE INTEREST-BEARING
OBLIGATIONS (continued)
Wachovia Corp.
5.500%, 05/01/2013 *	$75,000,000	$75,289,565
2.069%, 05/01/2013 (P)*	30,000,000	30,043,321

TOTAL CORPORATE INTEREST-BEARING
OBLIGATIONS (Cost $813,914,212)		$813,914,212

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 22.2%
U.S. Government - 11.5%
U.S. Cash Management Bill 0.105%,
04/15/2013 *	100,000,000	99,995,917
U.S. Treasury Bill
0.085%, 05/23/2013 *	50,000,000	49,993,861
0.088%, 04/18/2013 *	35,100,000	35,098,550
0.090%, 05/02/2013 *	65,000,000	64,994,963
0.100%, 06/20/2013 *	20,000,000	19,995,556
0.135%, 06/13/2013 *	9,000,000	8,997,536
U.S. Treasury Note
0.500%, 10/15/2013 *	40,000,000	40,075,243
4.250%, 08/15/2013 *	25,000,000	25,380,765
U.S. Government Agency - 10.7%
Federal Agricultural Mortgage Corp. 0.060%,
04/16/2013 *	24,000,000	23,999,400
Federal Home Loan Bank
0.100%, 04/01/2013 to 04/03/2013 *	99,150,000	99,149,866
0.106%, 04/05/2013 *	115,000,000	114,998,650
0.200%, 02/28/2014 *	85,000,000	85,000,000

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $667,680,307)		$667,680,307

CERTIFICATE OF DEPOSIT - 37.2%
Australia & New Zealand Banking Group, Ltd.
0.290%, 05/16/2013 *	80,000,000	80,000,996
Bank of Montreal
0.200%, 04/15/2013 *	12,000,000	12,000,187
0.180%, 04/16/2013 *	34,000,000	34,000,000
0.130%, 04/02/2013 *	40,000,000	40,000,000
0.120%, 04/03/2013 *	30,700,000	30,700,000
Bank of Nova Scotia
0.723%, 10/18/2013 (P)*	40,000,000	40,086,020
0.450%, 04/18/2013 (P)*	60,000,000	60,000,000
0.330%, 10/09/2013 *	30,000,000	30,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.542%, 05/14/2013 (P)*	80,000,000	80,000,952
0.370%, 10/21/2013 *	30,000,000	30,000,000
Canadian Imperial Bank of Commerce
0.310%, 12/31/2013 (P)*	103,000,000	103,000,000
Canadian Imperial Bank of Commerce
0.520%, 06/05/2013 (P)*	50,000,000	50,000,901
National Bank of Canada
0.380%, 10/04/2013 *	21,000,000	20,999,995
0.360%, 09/13/2013 (P)*	50,000,000	50,000,000
0.330%, 06/18/2013 *	50,000,000	50,000,000
Royal Bank of Canada
0.363%, 10/07/2013 (P)*	100,000,000	100,000,000
0.350%, 01/30/2014 (P)*	40,000,000	40,000,000
Toronto-Dominion Bank
0.330%, 09/10/2013 *	50,000,000	50,000,000
0.305%, 10/15/2013 *	25,000,000	25,000,000
0.140%, 04/01/2013 *	50,000,000	50,000,000
Westpac Banking Corp.
0.590%, 04/24/2013 *	100,000,000	100,000,000

Money Market Trust (continued)
	Shares or
	Principal
	Amount	Value

CERTIFICATE OF DEPOSIT (continued)
Westpac Banking Corp. (continued)
0.320%, 04/28/2014 (P)*	$40,000,000	$40,000,000

TOTAL CERTIFICATE OF DEPOSIT (Cost $1,115,789,051)		$1,115,789,051

Total Investments (Money Market Trust)
(Cost $3,010,259,059) - 100.3%		$3,010,259,059
Other assets and liabilities, net - (0.3%)		(8,010,330)

TOTAL NET ASSETS - 100.0%		$3,002,248,729

Money Market Trust B
	Shares or
	Principal
	Amount	Value

COMMERCIAL PAPER - 11.5%
Bank of Nova Scotia 0.125%, 04/01/2013 * $	4,000,000	$4,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.180%,
04/30/2013 *	1,000,000	999,855
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.160%,
04/01/2013 *	5,000,000	5,000,000
Barclays Bank PLC 0.080%, 04/01/2013 *	15,000,000	15,000,000
Deutsche Bank Financial LLC 0.180%,
04/18/2013 *	5,710,000	5,709,515
National Australia Funding
0.330%, 09/10/2013 (S)*	5,000,000	4,992,575
National Rural Utilities Cooperative
Finance Corp. 0.140%, 04/01/2013 *	25,000,000	25,000,000

TOTAL COMMERCIAL PAPER (Cost $60,701,945)		$60,701,945

CORPORATE INTEREST-BEARING
OBLIGATIONS - 30.9%
American Honda Finance Corp.
0.304%, 12/05/2013 (P)(S)*	4,000,000	4,000,000
0.323%, 11/08/2013 (P)(S)*	5,000,000	5,000,000
0.378%, 08/02/2013 (P)(S)*	10,000,000	10,000,000
0.448%, 05/02/2013 (P)(S)*	2,000,000	2,000,218
ANZ National International, Ltd.
0.355%, 04/12/2013 (S)*	10,000,000	10,000,000
6.200%, 07/19/2013 (S)*	2,000,000	2,034,788
Credit Suisse New York 5.000%, 05/15/2013 *	5,000,000	5,026,674
Credit Suisse USA, Inc.
0.555%, 04/12/2013 (P)*	10,000,000	10,000,799
Deutsche Bank AG 4.875%, 05/20/2013 *	14,485,000	14,570,286
General Electric Capital Corp.
1.875%, 09/16/2013 *	5,400,000	5,437,026
4.800%, 05/01/2013 *	5,000,000	5,017,078
JPMorgan Chase & Company
0.274%, 05/28/2013 (P)*	5,000,000	5,000,000
1.650%, 09/30/2013 *	3,000,000	3,018,712
4.750%, 05/01/2013 *	17,000,000	17,058,825
National Australia Bank
1.025%, 04/11/2014 (P)(S)*	6,000,000	6,043,511
Toronto-Dominion Bank 0.190%, 04/22/2013 *	14,680,000	14,680,043
Toyota Motor Credit Corp.
0.380%, 06/13/2013 (P)*	15,000,000	15,000,000
0.381%, 07/25/2013 (P)*	10,000,000	10,000,000
Wachovia Corp.
2.069%, 05/01/2013 (P)*	4,553,000	4,559,575
5.500%, 05/01/2013 *	15,000,000	15,057,913

TOTAL CORPORATE INTEREST-BEARING
OBLIGATIONS (Cost $163,505,448)		$163,505,448

233

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Money Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 26.1%
U.S. Government - 13.0%
U.S. Cash Management Bill 0.105%,
04/15/2013 *	$25,000,000	$24,998,979
U.S. Treasury Bill
0.088%, 04/18/2013 *	3,250,000	3,249,866
0.090%, 05/02/2013 *	10,000,000	9,999,225
0.100%, 06/20/2013 *	5,000,000	4,998,889
0.135%, 06/13/2013 *	10,000,000	9,997,263
0.168%, 04/04/2013 *	5,000,000	4,999,930
U.S. Treasury Note
0.500%, 10/15/2013 *	5,000,000	5,009,405
4.250%, 08/15/2013 *	5,000,000	5,076,153
U.S. Government Agency - 13.1%
Federal Home Loan Bank
0.090%, 04/24/2013 *	3,650,000	3,649,790
0.100%, 04/01/2013 *	23,000,000	23,000,000
0.106%, 04/03/2013 *	27,648,000	27,647,837
0.200%, 02/28/2014 *	15,000,000	15,000,000

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $137,627,337)		$137,627,337

CERTIFICATE OF DEPOSIT - 31.7%
Australia & New Zealand Banking Group, Ltd.
0.290%, 05/16/2013 *	10,000,000	10,000,125
Bank of Montreal 0.160%, 04/25/2013 *	25,000,000	25,000,000
Bank of Nova Scotia
0.330%, 10/09/2013 *	5,000,000	5,000,000
0.450%, 04/18/2013 (P)*	10,000,000	10,000,000
0.723%, 10/18/2013 (P)*	6,500,000	6,513,978
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.370%, 10/21/2013 *	10,000,000	10,000,000
0.542%, 05/14/2013 (P)*	10,000,000	10,000,119
Canadian Imperial Bank of Commerce
0.310%, 12/31/2013 (P)*	7,000,000	7,000,000
0.325%, 04/04/2013 (P)*	8,000,000	8,000,000
0.520%, 06/05/2013 (P)*	10,000,000	10,000,180
National Bank of Canada
0.330%, 06/18/2013 *	5,000,000	5,000,000
0.360%, 09/13/2013 (P)*	8,000,000	8,000,000
0.380%, 10/04/2013 *	4,000,000	3,999,999
Royal Bank of Canada
0.350%, 01/30/2014 (P)*	10,000,000	10,000,000
0.363%, 10/07/2013 (P)*	15,000,000	15,000,000
Toronto-Dominion Bank 0.330%, 09/10/2013 *	5,000,000	5,000,000
Westpac Banking Corp.
0.320%, 04/28/2014 (P)*	4,000,000	4,000,000
0.590%, 04/24/2013 *	15,000,000	15,000,000

TOTAL CERTIFICATE OF DEPOSIT (Cost $167,514,401)		$167,514,401

Total Investments (Money Market Trust B)
(Cost $529,349,131) - 100.2%		$529,349,131
Other assets and liabilities, net - (0.2%)		(840,633)

TOTAL NET ASSETS - 100.0%		$528,508,498

Mutual Shares Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 84.7%
Consumer Discretionary - 8.1%
Automobiles - 1.0%
General Motors Company (I)(L)	226,720	$6,307,350
Media - 6.4%
British Sky Broadcasting Group PLC	469,314	6,299,074
Comcast Corp., Special Class A	37,717	1,494,348
News Corp., Class B	408,856	12,576,411
Reed Elsevier PLC	790,410	9,409,835
Time Warner Cable, Inc.	94,329	9,061,244
Tribune Company (I)	33,131	1,883,497
Tribune Company, Class B (I)(L)	20,315	1,137,640

		41,862,049
Multiline Retail - 0.7%
Kohl’s Corp.	105,740	4,877,786
Textiles, Apparel & Luxury Goods - 0.0%
Cie Financiere Richemont SA	2,634	207,061

		53,254,246
Consumer Staples - 15.1%
Beverages - 2.3%
Coca-Cola Enterprises, Inc.	122,107	4,508,190
Dr. Pepper Snapple Group, Inc. (L)	105,028	4,931,065
Pernod-Ricard SA	43,161	5,383,900

		14,823,155
Food & Staples Retailing - 5.5%
CVS Caremark Corp.	276,214	15,189,008
The Kroger Company	317,964	10,537,327
Wal-Mart Stores, Inc.	47,155	3,528,609
Walgreen Company	146,280	6,974,630

		36,229,574
Food Products - 0.4%
Mondelez International, Inc., Class A	96,981	2,968,588
Personal Products - 0.8%
Avon Products, Inc.	244,970	5,078,228
Tobacco - 6.1%
Altria Group, Inc.	191,071	6,570,932
British American Tobacco PLC	247,230	13,237,350
Imperial Tobacco Group PLC	268,540	9,402,405
Lorillard, Inc.	163,245	6,586,936
Philip Morris International, Inc.	45,744	4,240,926

		40,038,549

		99,138,094
Energy - 11.4%
Energy Equipment & Services - 2.7%
Baker Hughes, Inc.	156,656	7,270,405
Ensco PLC, Class A	50,628	3,037,680
Transocean, Ltd. (I)	148,140	7,697,354

		18,005,439
Oil, Gas & Consumable Fuels - 8.7%
Apache Corp.	114,830	8,860,283
BG Group PLC	103,192	1,771,478
BP PLC, ADR	747,453	5,249,143
CONSOL Energy, Inc.	207,300	6,975,645
Marathon Oil Corp.	333,132	11,233,211
Murphy Oil Corp.	78,070	4,975,401
Plains Exploration & Production Company (I)	135,740	6,443,578
Royal Dutch Shell PLC, A Shares	322,459	10,462,851

234

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Mutual Shares Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
WPX Energy, Inc. (I)	54,372	$871,039

		56,842,629

		74,848,068
Financials - 17.1%
Capital Markets - 0.9%
Morgan Stanley	267,032	5,869,363
Commercial Banks - 3.2%
Bond Street Holdings LLC, Class A (I)(S)	60,504	907,560
CIT Group, Inc. (I)	84,645	3,680,365
Guaranty Bancorp (I)	21,927	46,047
KB Financial Group, Inc.	45,036	1,504,232
PNC Financial Services Group, Inc.	165,334	10,994,711
Wells Fargo & Company	105,990	3,920,570

		21,053,485
Diversified Financial Services - 3.0%
AET&D Holdings No 1, Ltd. (I)	534,996	1
Citigroup, Inc.	164,115	7,260,448
ING Groep NV (I)	503,799	3,620,679
JPMorgan Chase & Company	104,970	4,981,876
NYSE Euronext	98,595	3,809,711

		19,672,715
Insurance - 8.4%
ACE, Ltd.	115,542	10,279,772
Alleghany Corp. (I)	18,804	7,444,880
American International Group, Inc. (I)	324,225	12,586,415
CNO Financial Group, Inc.	140,706	1,611,084
MetLife, Inc.	181,210	6,889,604
White Mountains Insurance Group, Ltd. (L)	20,381	11,558,473
Zurich Insurance Group AG (I)	16,979	4,728,659

		55,098,887
Real Estate Investment Trusts - 0.7%
Alexander’s, Inc.	13,593	4,481,476
Real Estate Management & Development - 0.9%
Canary Wharf Group PLC (I)	555,649	2,287,547
Forestar Group, Inc. (I)(L)	64,569	1,411,478
Realogy Holdings Corp. (I)	45,492	2,204,743

		5,903,768

		112,079,694
Health Care - 10.0%
Health Care Equipment & Supplies - 2.0%
Boston Scientific Corp. (I)	11,292	88,191
Medtronic, Inc.	221,905	10,420,659
Stryker Corp.	39,244	2,560,279

		13,069,129
Health Care Providers & Services - 2.3%
Cigna Corp.	164,281	10,246,206
UnitedHealth Group, Inc.	7,616	435,711
WellPoint, Inc.	68,580	4,542,053

		15,223,970
Pharmaceuticals - 5.7%
Eli Lilly & Company	50,772	2,883,342
Hospira, Inc. (I)	80,603	2,646,196
Merck & Company, Inc.	426,510	18,864,537
Pfizer, Inc.	275,546	7,952,258

Mutual Shares Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Teva Pharmaceutical Industries, Ltd., ADR	123,510	$4,900,877

		37,247,210

		65,540,309
Industrials - 4.4%
Aerospace & Defense - 1.5%
Huntington Ingalls Industries, Inc.	100,004	5,333,213
Raytheon Company	69,826	4,105,071

		9,438,284
Building Products - 0.4%
Owens Corning, Inc. (I)	72,872	2,873,343
Machinery - 1.4%
Federal Signal Corp. (I)	140,014	1,139,714
Oshkosh Corp. (I)	96,512	4,100,795
Stanley Black & Decker, Inc.	44,836	3,630,371

		8,870,880
Marine - 1.1%
A.P. Moeller Maersk A/S, Series A	950	7,461,555

		28,644,062
Information Technology - 10.6%
Communications Equipment - 1.2%
Cisco Systems, Inc.	393,810	8,234,567
Computers & Peripherals - 3.0%
Apple, Inc.	27,040	11,968,715
Dell, Inc.	127,973	1,833,853
Hewlett-Packard Company	259,350	6,182,904

		19,985,472
Electronic Equipment, Instruments & Components - 0.9%
TE Connectivity, Ltd.	138,485	5,806,676
Internet Software & Services - 0.8%
Google, Inc., Class A (I)	6,376	5,062,735
Office Electronics - 1.1%
Xerox Corp.	866,914	7,455,460
Software - 3.6%
Microsoft Corp.	525,196	15,025,858
Nintendo Company, Ltd.	13,665	1,478,766
Symantec Corp. (I)	278,640	6,876,835

		23,381,459

		69,926,369
Materials - 3.8%
Chemicals - 0.7%
Linde AG	25,935	4,824,458
Containers & Packaging - 0.8%
MeadWestvaco Corp.	141,891	5,150,643
Metals & Mining - 0.6%
ThyssenKrupp AG (I)	183,944	3,743,602
Paper & Forest Products - 1.7%
Domtar Corp. (L)	25,220	1,957,576
International Paper Company	195,802	9,120,457

		11,078,033

		24,796,736
Telecommunication Services - 1.7%
Wireless Telecommunication Services - 1.7%
Vodafone Group PLC	4,071,108	11,555,224

235

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Mutual Shares Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Utilities - 2.5%
Electric Utilities - 1.1%
Entergy Corp.	39,973	$2,527,893
Exelon Corp.	139,455	4,808,408

		7,336,301
Independent Power Producers & Energy Traders - 0.9%
NRG Energy, Inc.	223,289	5,914,926
Multi-Utilities - 0.5%
GDF Suez	162,146	3,125,221

		16,376,448

TOTAL COMMON STOCKS (Cost $455,536,232)		$556,159,250

CORPORATE BONDS - 2.3%
Consumer Discretionary - 0.6%
Clear Channel Communications, Inc.
9.000%, 12/15/2019 (S)	$3,977,000	$3,822,891
Tropicana Entertainment LLC
9.625%, 12/15/2014 (H)	1,180,000	0

		3,822,891
Energy - 0.2%
Energy Future Intermediate
Holding Company LLC
11.000%, 10/01/2021	540,000	598,725
11.750%, 03/01/2022 (S)	470,000	540,500

		1,139,225
Industrials - 0.9%
American Airlines 2011-2 Class A Pass
Through Trust
8.625%, 10/15/2021	414,598	431,182
American Airlines Pass
Through Trust 2009-1A
10.375%, 07/02/2019	94,821	99,088
American Airlines, Inc.
7.500%, 03/15/2016 (H)(S)	4,448,000	5,104,080
13.000%, 08/01/2016	36,825	38,390

		5,672,740
Telecommunication Services - 0.1%
Wind Acquisition Finance SA
7.375%, 02/15/2018 (S)	191,000	249,730
11.750%, 07/15/2017 (S)	113,000	119,780
11.750%, 07/15/2017 (S)	329,000	444,924

		814,434
Utilities - 0.5%
Texas Competitive Electric Holdings
Company LLC
11.500%, 10/01/2020 (S)	4,128,000	3,085,680
Texas Competitive Electric Holdings
Company LLC, Series A
10.250%, 11/01/2015	3,941,000	384,248

		3,469,928

TOTAL CORPORATE BONDS (Cost $15,633,060)		$14,919,218

TERM LOANS (M) - 1.6%
Consumer Discretionary - 0.8%
Cengage Learning
Acquisitions, Inc.07/03/2014 (T)	838,000	643,689
Clear Channel Communications, Inc.
3.854%, 01/29/2016	4,800,631	4,250,061

Mutual Shares Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Consumer Discretionary (continued)
Clear Channel Communications, Inc. (continued)
3.854%, 01/29/2016	$589,600	$516,391

		5,410,141
Utilities - 0.8%
Texas Competitive Electric Holdings
Company LLC
4.733%, 10/10/2017	7,466,240	5,293,564

TOTAL TERM LOANS (Cost $11,901,854)		$10,703,705

SECURITIES LENDING COLLATERAL - 0.8%
John Hancock Collateral
Investment Trust, 0.2481% (W)(Y)	523,356	$5,238,110

TOTAL SECURITIES LENDING
COLLATERAL (Cost $5,238,111)		$5,238,110

SHORT-TERM INVESTMENTS - 11.5%
U.S. Government - 10.0%
U.S. Treasury Bill
0.095%, 07/25/2013 *	$1,000,000	$999,768
0.100%, 08/15/2013 *	2,400,000	2,399,208
0.100%, 07/18/2013 *	2,000,000	1,999,550
0.103%, 09/26/2013 *	4,500,000	4,497,611
0.105%, 08/08/2013 *	4,000,000	3,998,748
0.105%, 09/19/2013 *	5,000,000	4,997,565
0.106%, 06/13/2013 *	5,500,000	5,499,329
0.110%, 09/05/2013 *	3,000,000	2,998,791
0.110%, 09/12/2013 *	3,000,000	2,998,668
0.112%, 07/05/2013 *	5,000,000	4,999,075
0.123%, 06/27/2013 *	3,000,000	2,999,457
0.125%, 08/29/2013 *	3,000,000	2,998,875
0.135%, 05/09/2013 *	1,000,000	999,950
0.135%, 05/30/2013 *	2,000,000	1,999,786
0.140%, 04/04/2013 *	2,000,000	1,999,996
0.140%, 04/11/2013 *	4,000,000	3,999,968
0.140%, 05/16/2013 *	3,000,000	2,999,793
0.145%, 05/02/2013 *	5,000,000	4,999,805
0.253%, 04/18/2013 *	6,800,000	6,799,802

		65,185,745
Repurchase Agreement - 1.5%
Repurchase Agreement with State Street Corp.
dated 03/28/2013 at 0.010% to be
repurchased at $10,000,011 on 04/01/2013,
collateralized by $9,750,000 U.S.Treasury
Note, 2.125% due 05/31/2015 (valued at
$10,200,938 including interest)	10,000,000	10,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $75,181,748)		$75,185,745

Total Investments (Mutual Shares Trust)
(Cost $563,491,005) - 100.9%		$662,206,028
Other assets and liabilities, net - (0.9%)		(5,740,581)

TOTAL NET ASSETS - 100.0%		$656,465,447

236

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Natural Resources Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.3%
Energy - 60.2%
Energy Equipment & Services - 4.7%
Baker Hughes, Inc.	24,450	$1,134,725
Dril-Quip, Inc. (I)	12,100	1,054,757
Halliburton Company	40,800	1,648,728
National Oilwell Varco, Inc.	12,650	894,988
Patterson-UTI Energy, Inc. (L)	37,900	903,536
Schlumberger, Ltd.	27,370	2,049,739
Tidewater, Inc. (L)	15,650	790,325

		8,476,798
Oil, Gas & Consumable Fuels - 55.5%
Anadarko Petroleum Corp.	34,150	2,986,418
ARC Resources, Ltd.	103,300	2,729,312
Beach Energy, Ltd.	601,971	887,341
BG Group PLC	244,981	4,205,544
Bonavista Energy Corp.	78,500	1,154,491
BP PLC, ADR	61,537	2,606,092
Cabot Oil & Gas Corp.	40,200	2,717,922
Canadian Natural Resources, Ltd.	42,970	1,377,696
Chevron Corp.	34,290	4,074,338
Cobalt International Energy, Inc. (I)	38,800	1,094,160
Concho Resources, Inc. (I)	39,128	3,812,241
ConocoPhillips	16,200	973,620
CONSOL Energy, Inc. (L)	37,821	1,272,677
Denbury Resources, Inc. (I)	217,813	4,062,212
EnCana Corp. (L)	61,354	1,193,619
EOG Resources, Inc.	19,018	2,435,633
EQT Corp.	40,314	2,731,274
Galp Energia SGPS SA	65,599	1,028,396
Imperial Oil, Ltd.	59,800	2,443,428
Kosmos Energy, Ltd. (I)	105,583	1,193,088
Laredo Petroleum Holdings, Inc. (I)	102,123	1,867,830
Marathon Petroleum Corp.	22,690	2,033,024
New Hope Corp., Ltd	39,759	164,534
Occidental Petroleum Corp.	46,701	3,659,957
Oil Search, Ltd.	645,316	5,007,677
Ophir Energy PLC (I)	529,627	3,747,497
Painted Pony Petroleum, Ltd. (I)	93,000	932,884
Peabody Energy Corp.	55,400	1,171,710
Petroleo Brasileiro SA, ADR	104,152	1,725,799
Peyto Exploration & Development Corp.	166,506	4,415,683
Phillips 66	36,350	2,543,410
Pioneer Natural Resources Company	14,880	1,848,840
QEP Resources, Inc.	26,541	845,065
Range Resources Corp.	35,492	2,876,272
Reliance Industries, Ltd.	66,022	947,197
Reliance Industries, Ltd., GDR (London
Stock Exchange) (S)	10,035	286,206
Repsol SA	60,685	1,234,771
Repsol SA, ADR (L)	27,100	552,569
Rosetta Resources, Inc. (I)	36,977	1,759,366
Salamander Energy PLC (I)	428,697	1,351,242
Sasol, Ltd., ADR	30,840	1,367,446
Southwestern Energy Company (I)	151,654	5,650,628
Statoil ASA, ADR (L)	66,600	1,639,692
Suncor Energy, Inc.	58,078	1,740,310
Tesoro Corp.	24,900	1,457,895
Tullow Oil PLC	118,883	2,225,219
Whiting Petroleum Corp. (I)	22,500	1,143,900

		99,176,125

		107,652,923

Natural Resources Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financials - 0.4%
Diversified Financial Services - 0.4%
PICO Holdings, Inc. (I)	30,100	$668,220
Industrials - 1.5%
Commercial Services & Supplies - 0.8%
Mineral Resources, Ltd.	136,090	1,508,100
Construction & Engineering - 0.7%
KBR, Inc.	37,800	1,212,624

		2,720,724
Materials - 31.0%
Chemicals - 5.9%
FMC Corp.	31,692	1,807,395
LyondellBasell Industries NV, Class A	30,050	1,901,865
Mitsui Chemicals, Inc.	781,000	1,701,752
The Mosaic Company	86,978	5,184,759

		10,595,771
Construction Materials - 2.7%
CRH PLC (London Exchange)	70,269	1,559,999
Martin Marietta Materials, Inc.	31,421	3,205,570

		4,765,569
Metals & Mining - 22.4%
Alumina, Ltd. (I)	583,469	681,769
Anglo American Platinum, Ltd. (I)	18,121	753,392
Antofagasta PLC	180,506	2,702,863
ArcelorMittal (L)	90,950	1,185,079
Barrick Gold Corp.	31,250	917,950
BHP Billiton PLC	120,387	3,495,288
Compass Minerals International, Inc.	39,419	3,110,159
First Quantum Minerals, Ltd. (L)	221,000	4,203,101
Fortescue Metals Group, Ltd. (L)	232,405	962,493
Glencore International PLC (L)	433,971	2,359,490
Goldcorp, Inc.	126,800	4,264,790
Hudbay Minerals, Inc.	95,340	915,264
Iluka Resources, Ltd.	375,595	3,672,509
Mongolian Mining Corp. (I)	2,119,000	784,285
New Gold, Inc. (I)	116,101	1,056,519
Rio Tinto PLC	89,004	4,192,153
Teck Resources, Ltd., Class B	38,963	1,097,198
Turquoise Hill Resources, Ltd. (I)	420,773	2,676,116
Vedanta Resources PLC	60,676	927,860

		39,958,278

		55,319,618
Utilities - 2.2%
Independent Power Producers & Energy Traders - 2.2%
Calpine Corp. (I)	192,950	3,974,770

TOTAL COMMON STOCKS (Cost $164,940,679)		$170,336,255

WARRANTS - 0.4%
NMDC, Ltd. (Expiration date: 03/25/2015,
Strike Price: INR 0.00001) (I)	275,513	693,396

TOTAL WARRANTS (Cost $1,823,386)		$693,396

SECURITIES LENDING COLLATERAL - 5.1%
John Hancock Collateral
Investment Trust, 0.2481% (W)(Y)	920,010	9,208,100

TOTAL SECURITIES LENDING
COLLATERAL (Cost $9,208,001)		$9,208,100

237

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Natural Resources Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 2.1%
Repurchase Agreement - 2.1%
Deutsche Bank Tri-Party Repurchase
Agreement dated 03/28/2013 at 0.250% to
be repurchased at $3,300,092 on
04/01/2013, collateralized by $3,222,991
Government National Mortgage Association,
2.290% 02/15/2048 (valued at $3,366,001
including interest)	$3,300,000	$3,300,000
Repurchase Agreement with State Street Corp.
dated 03/28/2013 at 0.010% to be
repurchased at $416,000 04/01/2013,
collateralized by $425,000 U.S. Treasury
Notes, 0.250% due 01/15/2015 (valued
at $425,000).	416,000	416,000

		3,716,000

TOTAL SHORT-TERM INVESTMENTS (Cost $3,716,000)		$3,716,000

Total Investments (Natural Resources Trust)
(Cost $179,688,066) - 102.9%		$183,953,751
Other assets and liabilities, net - (2.9%)		(5,190,320)

TOTAL NET ASSETS - 100.0%		$178,763,431

New Income Trust
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 49.1%
U.S. Government - 16.6%
Treasury Inflation Protected Securities
1.875%, 07/15/2013	$20,731,394	$21,139,554
2.000%, 07/15/2014	21,831,542	23,109,036
U.S. Treasury Bonds
3.125%, 02/15/2043	14,000,000	14,056,868
4.625%, 02/15/2040 (F)	65,515,000	85,445,908
5.375%, 02/15/2031	22,500,000	31,331,250
6.750%, 08/15/2026	15,280,000	23,230,367
U.S. Treasury Notes
0.125%, 09/30/2013	13,155,000	13,155,000
0.625%, 11/30/2017	23,060,000	22,991,535
0.875%, 02/28/2017	161,880,000	164,004,675
1.250%, 03/15/2014	45,335,000	45,800,726
2.125%, 08/15/2021	6,580,000	6,880,726
2.250%, 05/31/2014	25,575,000	26,186,396
2.625%, 04/30/2016	6,640,000	7,094,428
U.S. Treasury Strips, PO
3.609%, 05/15/2021	220,000	193,491

		484,619,960
U.S. Government Agency - 32.5%
Federal Home Loan Bank
5.250%, 06/18/2014	510,000	541,472
Federal Home Loan Mortgage Corp.
2.408%, 01/01/2036 (P)	104,942	110,803
2.598%, 01/01/2036 (P)	2,685	2,878
2.633%, 02/01/2035 (P)	75,328	80,787
2.686%, 06/01/2037 (P)	269,122	287,844
2.687%, 02/01/2037 (P)	92,154	99,094
2.710%, 09/01/2035 (P)	42,845	45,093
2.725%, 07/01/2035 (P)	22,102	23,677
2.726%, 01/01/2037 (P)	44,196	47,525

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
2.728%, 07/01/2035 (P)	$43,197	$46,278
2.747%, 04/01/2037 (P)	128,277	135,071
2.763%, 10/01/2036 (P)	191,153	204,913
2.835%, 05/01/2037 (P)	40,836	43,228
2.840%, 02/01/2037 (P)	173,061	184,031
2.900%, 11/01/2035 (P)	21,569	22,899
2.903%, 03/01/2036 (P)	88,720	93,910
2.910%, 09/01/2032 (P)	1,858	1,965
2.951%, 02/01/2038 (P)	114,401	122,653
3.000%, 01/01/2043	16,228,867	16,680,112
3.059%, 02/01/2037 (P)	39,041	41,922
3.500%, 08/01/2042 to 03/01/2043	46,055,343	48,554,110
4.000%, 05/01/2026 to 12/01/2041	27,614,215	29,376,455
4.500%, 11/01/2018 to 12/01/2040	35,292,649	37,852,529
4.555%, 06/01/2038 (P)	68,960	72,734
4.750%, 07/01/2038 (P)	63,327	67,100
5.000%, 10/01/2018 to 08/01/2040	24,973,521	26,933,057
5.500%, 03/01/2018 to 12/01/2039	839,318	907,900
5.882%, 12/01/2036 (P)	52,701	56,373
5.952%, 10/01/2036 (P)	107,029	114,422
6.000%, 03/01/2014 to 08/01/2038	1,088,446	1,200,416
6.081%, 10/01/2036 (P)	86,348	92,391
6.088%, 11/01/2036 (P)	31,506	33,781
6.190%, 08/01/2036 (P)	44,372	47,519
6.500%, 05/01/2017 to 03/01/2037	459,023	521,039
7.000%, 02/01/2024 to 06/01/2032	10,902	12,805
7.500%, 05/01/2024 to 06/01/2024	1,729	1,984
10.500%, 05/01/2019	84	95
Federal National Mortgage Association
2.033%, 10/01/2033 (P)	41,618	43,360
2.200%, 06/01/2037 (P)	52,970	55,895
2.237%, 12/01/2035 (P)	7,144	7,540
2.349%, 07/01/2027 (P)	567	585
2.500%, 12/01/2027 to 02/01/2028	13,926,630	14,461,666
2.514%, 12/01/2035 (P)	9,334	9,815
2.607%, 07/01/2035 (P)	34,819	37,089
2.647%, 07/01/2036 (P)	248,376	265,599
2.671%, 11/01/2035 (P)	79,511	84,953
2.730%, 09/01/2035 (P)	138,697	146,132
2.747%, 08/01/2037 (P)	50,265	54,050
2.748%, 09/01/2037 (P)	23,237	24,850
2.770%, 12/01/2035 (P)	4,722	5,003
2.771%, 08/01/2036 (P)	112,666	120,794
2.805%, 01/01/2037 (P)	62,497	66,360
2.819%, 12/01/2035 (P)	19,433	20,630
3.000%, 06/01/2027 to 03/01/2043	68,456,328	71,053,656
3.040%, 12/01/2036 (P)	92,694	99,478
3.500%, 12/01/2026 to 01/01/2043	69,117,234	73,069,863
3.875%, 07/12/2013	2,155,000	2,178,326
4.000%, 06/01/2025 to 01/01/2042	118,098,169	126,142,155
4.375%, 10/15/2015	825,000	907,848
4.500%, 05/01/2019 to 07/01/2042	95,457,411	103,071,914
4.625%, 10/15/2014	660,000	704,312
4.727%, 05/01/2038 (P)	50,394	53,510
4.744%, 05/01/2038 (P)	159,460	169,143
4.828%, 04/01/2038 (P)	65,394	69,439
4.908%, 08/01/2038 (P)	41,813	44,585
4.910%, 05/01/2038 (P)	164,874	175,061
5.000%, 05/01/2018 to 07/01/2041	67,574,364	73,664,208
5.500%, 07/01/2013 to 04/01/2040	69,836,083	77,112,300
5.555%, 01/01/2019 (P)	372	404

238

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
5.858%, 09/01/2036 (P)		$30,103	$32,149
6.000%, 09/01/2017 to 04/01/2040		50,953,753	55,980,296
6.500%, 06/01/2013 to 06/01/2039		9,141,219	10,230,321
7.000%, 12/01/2029 to 04/01/2037		16,628	19,104
Government National
Mortgage Association
2.500%, 05/20/2027 to 02/20/2043		29,912,108	30,337,457
3.000%, 06/20/2027 to 08/20/2042		25,506,032	27,002,764
3.500%, 09/20/2042		8,462,165	9,057,822
4.000%, 10/20/2040 to 08/20/2042		19,528,170	21,173,668
4.500%, 01/15/2019 to 03/20/2041		31,181,547	34,263,896
5.000%, 01/15/2019 to 03/20/2041		20,534,869	22,629,394
5.500%, 02/15/2029 to 12/20/2039		11,931,612	13,265,488
6.000%, 05/15/2013 to 07/20/2039		8,668,311	9,781,934
6.500%, 12/15/2014 to 09/15/2038		3,098,724	3,538,233
7.000%, 04/15/2017 to 10/20/2036		1,174,970	1,364,965
9.250%, 10/15/2016 to 12/15/2019		2,764	3,083
9.750%, 07/15/2017 to 02/15/2021		2,637	2,953
10.250%, 11/15/2020		1,501	1,699
11.750%, 08/15/2013		97	98
12.250%, 02/15/2015		128	137
12.750%, 06/20/2014 to 11/20/2014		220	233

			947,267,082

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $1,420,479,443)			$1,431,887,042

FOREIGN GOVERNMENT
OBLIGATIONS - 2.4%
Bermuda - 0.1%
Government of Bermuda
5.603%, 07/20/2020 (S)		2,190,000	2,523,975
Brazil - 0.7%
Federative Republic of Brazil
4.875%, 01/22/2021		1,000,000	1,160,000
6.000%, 05/15/2015 to 08/15/2050	BRL	12,552,000	16,095,117
10.000%, 01/01/2017 to 01/01/2023		9,013,000	4,628,992

			21,884,109
Germany - 0.1%
Federal Republic of Germany
2.500%, 07/04/2044	EUR	2,390,000	3,254,855
Italy - 0.2%
Republic of Italy
3.500%, 11/01/2017		5,010,000	6,424,487
Mexico - 0.6%
Government of Mexico
2.500%, 12/10/2020	MXN	117,449,857	10,458,010
6.500%, 06/10/2021		42,450,000	3,808,593
Bond8.000%, maturing at 12/17/2015		23,165,000	2,047,251

			16,313,854
Morocco - 0.1%
Kingdom of Morocco, Bond
4.250%, 12/11/2022 (S)		$1,430,000	1,459,315
Netherlands - 0.0%
MDC-GMTN B.V.
5.750%, 05/06/2014 (S)		350,000	367,500

New Income Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Poland - 0.1%
Republic of Poland
5.250%, 10/25/2017	PLN	10,245,000	$3,393,401
South Africa - 0.1%
Republic of South Africa
8.250%, 09/15/2017	ZAR	27,965,000	3,311,593
Turkey - 0.4%
Republic of Turkey
6.000%, 01/14/2041		$5,425,000	6,076,000
8.500%, 09/14/2022	TRY	4,368,000	2,662,855
10.000%, 06/17/2015		4,570,000	2,714,014

			11,452,869

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $69,919,495)			$70,385,958

CORPORATE BONDS - 27.9%
Consumer Discretionary - 4.0%
British Sky Broadcasting Group PLC
3.125%, 11/26/2022 (S)		$1,400,000	1,397,073
Clear Channel Worldwide Holdings, Inc.
7.625%, 03/15/2020		125,000	129,219
Comcast Corp.
3.125%, 07/15/2022		2,210,000	2,262,839
6.950%, 08/15/2037		3,680,000	4,900,161
COX Communications, Inc.
3.250%, 12/15/2022 (S)		935,000	950,564
8.375%, 03/01/2039 (S)		2,615,000	3,879,334
Delphi Corp.
5.000%, 02/15/2023		1,925,000	2,035,688
DIRECTV Holdings LLC
1.750%, 01/15/2018		2,355,000	2,328,777
2.400%, 03/15/2017		3,415,000	3,503,957
5.875%, 10/01/2019		1,750,000	2,073,799
DISH DBS Corp.
6.750%, 06/01/2021		3,810,000	4,233,863
Dollar General Corp.
4.125%, 07/15/2017		1,355,000	1,454,931
Eaton Corp.
4.000%, 11/02/2032 (S)		1,600,000	1,600,182
Ford Motor Credit Company LLC
3.875%, 01/15/2015		2,870,000	2,983,554
5.750%, 02/01/2021		9,680,000	10,982,231
General Motors Financial Company, Inc.
6.750%, 06/01/2018		1,400,000	1,585,500
Hyatt Hotels Corp.
3.875%, 08/15/2016		4,495,000	4,790,901
5.750%, 08/15/2015 (S)		4,020,000	4,367,051
Marriott International, Inc.
3.000%, 03/01/2019		1,970,000	2,064,720
Mohawk Industries, Inc.
3.850%, 02/01/2023		2,095,000	2,131,311
NBCUniversal Enterprise, Inc.
1.974%, 04/15/2019 (S)		2,470,000	2,487,348
NBCUniversal Media LLC
2.875%, 01/15/2023		2,705,000	2,683,249
5.150%, 04/30/2020		5,325,000	6,314,422
Newell Rubbermaid, Inc.
2.050%, 12/01/2017		1,250,000	1,257,478
News America, Inc.
6.150%, 03/01/2037		3,620,000	4,253,627
7.850%, 03/01/2039		190,000	255,537

239

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
NVR, Inc.
3.950%, 09/15/2022	$1,710,000	$1,756,548
O’Reilly Automotive, Inc.
3.800%, 09/01/2022	860,000	892,383
4.875%, 01/14/2021	3,970,000	4,406,232
Omnicom Group, Inc.
4.450%, 08/15/2020	575,000	625,756
6.250%, 07/15/2019	4,850,000	5,855,812
QVC, Inc.
4.375%, 03/15/2023 (S)	2,010,000	2,033,443
7.500%, 10/01/2019 (S)	400,000	442,127
SES
3.600%, 04/04/2023 (S)	2,185,000	2,184,927
Spectrum Brands, Inc.
9.500%, 06/15/2018	2,150,000	2,434,875
TCM Sub LLC
3.550%, 01/15/2015 (S)	2,410,000	2,505,291
The Interpublic Group of Companies, Inc.
2.250%, 11/15/2017	1,145,000	1,145,236
3.750%, 02/15/2023	905,000	878,622
4.000%, 03/15/2022	2,365,000	2,382,683
10.000%, 07/15/2017	2,250,000	2,413,125
Time Warner Cable, Inc.
5.500%, 09/01/2041	2,255,000	2,321,060
Virgin Media Secured Finance PLC
5.250%, 01/15/2021	1,670,000	1,749,824
Whirlpool Corp.
3.700%, 03/01/2023	585,000	596,679
WPP Finance 2010
4.750%, 11/21/2021	3,650,000	3,944,887
WPP Finance UK
8.000%, 09/15/2014	80,000	87,825

		115,564,651
Consumer Staples - 1.4%
Altria Group, Inc.
4.750%, 05/05/2021	4,490,000	5,084,983
9.250%, 08/06/2019	1,805,000	2,517,248
Avon Products, Inc.
4.600%, 03/15/2020	565,000	587,359
5.000%, 03/15/2023	1,050,000	1,078,132
Bunge NA Finance LP
5.900%, 04/01/2017	870,000	986,921
Bunge, Ltd. Finance Corp.
3.200%, 06/15/2017	1,970,000	2,038,552
4.100%, 03/15/2016	1,405,000	1,502,826
8.500%, 06/15/2019	1,365,000	1,760,376
Delhaize Group SA
6.500%, 06/15/2017	3,055,000	3,493,936
Heineken NV
2.750%, 04/01/2023 (S)	2,225,000	2,186,721
Imperial Tobacco Finance PLC
3.500%, 02/11/2023 (S)	3,595,000	3,629,487
Pernod-Ricard SA
4.450%, 01/15/2022 (S)	1,830,000	2,011,227
Reynolds American, Inc.
3.250%, 11/01/2022	2,170,000	2,147,044
7.625%, 06/01/2016	1,125,000	1,339,968
Rite Aid Corp.
9.250%, 03/15/2020	4,100,000	4,627,875
Tyson Foods, Inc.
4.500%, 06/15/2022	2,875,000	3,128,359

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Wesfarmers, Ltd.
2.983%, 05/18/2016 (S)	$2,345,000	$2,471,112

		40,592,126
Energy - 5.0%
Anadarko Petroleum Corp.
6.375%, 09/15/2017	2,385,000	2,847,890
Antero Resources Finance Corp.
7.250%, 08/01/2019	675,000	731,531
9.375%, 12/01/2017	2,600,000	2,821,000
Boardwalk Pipelines LP
5.750%, 09/15/2019	415,000	480,546
Buckeye Partners LP
4.875%, 02/01/2021	2,015,000	2,160,378
Canadian Natural Resources, Ltd.
6.450%, 06/30/2033	65,000	79,368
Colorado Interstate Gas Company
5.950%, 03/15/2015	125,000	136,292
DCP Midstream LLC
9.700%, 12/01/2013 (S)	740,000	781,390
DCP Midstream Operating LP
2.500%, 12/01/2017	955,000	969,947
3.250%, 10/01/2015	1,085,000	1,130,069
3.875%, 03/15/2023	1,890,000	1,901,620
El Paso Natural Gas Company
5.950%, 04/15/2017	98,000	113,774
Energy Transfer Partners LP
3.600%, 02/01/2023	3,595,000	3,580,099
5.200%, 02/01/2022	3,120,000	3,505,158
Enterprise Products Operating LLC
5.950%, 02/01/2041	2,755,000	3,196,753
7.550%, 04/15/2038	520,000	709,174
EQT Corp.
4.875%, 11/15/2021	4,800,000	5,089,008
Gazprom OAO
4.950%, 05/23/2016 (S)	2,475,000	2,647,854
7.288%, 08/16/2037	140,000	169,400
8.625%, 04/28/2034	2,365,000	3,210,488
Hess Corp.
7.875%, 10/01/2029	1,724,000	2,237,573
8.125%, 02/15/2019	290,000	374,725
Kinder Morgan Energy Partners LP
3.950%, 09/01/2022	4,385,000	4,662,307
Magellan Midstream Partners LP
4.250%, 02/01/2021	455,000	503,095
6.550%, 07/15/2019	355,000	437,760
Murphy Oil Corp.
4.000%, 06/01/2022	4,340,000	4,329,918
Nabors Industries, Inc.
4.625%, 09/15/2021	2,155,000	2,250,725
9.250%, 01/15/2019	3,790,000	4,876,911
National Gas Company of Trinidad &
Tobago, Ltd.
6.050%, 01/15/2036 (S)	100,000	107,000
Noble Energy, Inc.
6.000%, 03/01/2041	2,665,000	3,186,810
Noble Holding International, Ltd.
5.250%, 03/15/2042	4,230,000	4,261,975
NuStar Logistics LP
4.800%, 09/01/2020	2,290,000	2,261,826
8.150%, 04/15/2018	185,000	211,750
PDC Energy, Inc.
7.750%, 10/15/2022 (S)	300,000	318,000

240

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Pemex Project Funding Master Trust
6.625%, 06/15/2035	$2,340,000	$2,802,150
Petrobras International Finance Company
5.750%, 01/20/2020	1,805,000	1,988,996
5.875%, 03/01/2018	2,680,000	3,010,455
7.875%, 03/15/2019	2,366,000	2,879,985
Petrohawk Energy Corp.
7.250%, 08/15/2018	1,920,000	2,149,338
Petroleos Mexicanos
4.875%, 01/24/2022	4,240,000	4,695,800
5.500%, 06/27/2044	3,855,000	3,976,433
6.500%, 06/02/2041	1,775,000	2,090,063
Phillips 66
4.300%, 04/01/2022	1,875,000	2,059,699
Pioneer Natural Resources Company
3.950%, 07/15/2022	2,700,000	2,821,060
Plains All American Pipeline LP
2.850%, 01/31/2023	1,825,000	1,797,151
5.750%, 01/15/2020	2,165,000	2,601,423
Reliance Holdings USA, Inc.
4.500%, 10/19/2020 (S)	1,690,000	1,772,592
5.400%, 02/14/2022 (S)	1,895,000	2,113,723
Rowan Companies, Inc.
4.875%, 06/01/2022	1,190,000	1,294,369
5.000%, 09/01/2017	2,885,000	3,216,974
7.875%, 08/01/2019	360,000	449,955
Spectra Energy Capital LLC
3.300%, 03/15/2023	4,265,000	4,282,576
Swift Energy Company
7.875%, 03/01/2022 (S)	4,100,000	4,284,500
8.875%, 01/15/2020	250,000	271,563
Talisman Energy, Inc.
3.750%, 02/01/2021	1,300,000	1,352,780
TransCanada PipeLines, Ltd.
2.500%, 08/01/2022	2,915,000	2,843,591
Transocean, Inc.
2.500%, 10/15/2017	3,180,000	3,221,617
5.050%, 12/15/2016	1,940,000	2,155,749
Valero Energy Corp.
9.375%, 03/15/2019	150,000	204,741
Weatherford International, Ltd.
9.625%, 03/01/2019	2,035,000	2,659,071
Western Gas Partners LP
4.000%, 07/01/2022	4,565,000	4,725,501
Williams Companies, Inc.
3.700%, 01/15/2023	3,205,000	3,183,962
Williams Partners LP
3.350%, 08/15/2022	2,835,000	2,805,675
4.125%, 11/15/2020	2,275,000	2,456,099
6.300%, 04/15/2040	2,365,000	2,756,010

		145,205,715
Financials - 8.7%
American International Group, Inc.
4.875%, 06/01/2022	5,945,000	6,730,055
Ameriprise Financial, Inc.
7.300%, 06/28/2019	2,530,000	3,304,587
AvalonBay Communities, Inc.
2.950%, 09/15/2022	4,345,000	4,277,900
Banco Santander Chile
3.875%, 09/20/2022 (S)	2,810,000	2,837,732
Bank of America Corp.
3.875%, 03/22/2017	2,795,000	3,007,862
5.650%, 05/01/2018	13,785,000	15,953,725

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Berkshire Hathaway Finance Corp.
4.250%, 01/15/2021	$3,280,000	$3,691,007
Boardwalk Pipelines LP
3.375%, 02/01/2023	3,895,000	3,825,681
BPCE SA
2.375%, 10/04/2013 (S)	4,320,000	4,360,383
Burlington Northern Santa Fe LLC
3.050%, 09/01/2022	1,305,000	1,334,394
Citigroup, Inc.
6.125%, 05/15/2018	5,855,000	6,978,370
CNA Financial Corp.
5.875%, 08/15/2020	2,665,000	3,139,013
Discover Financial Services
3.850%, 11/21/2022	1,144,000	1,177,412
DNB Bank ASA
3.200%, 04/03/2017 (S)	4,440,000	4,704,451
Equity One, Inc.
3.750%, 11/15/2022	4,035,000	4,025,151
Fifth Third Bancorp
3.500%, 03/15/2022	1,705,000	1,777,698
3.625%, 01/25/2016	2,780,000	2,972,070
6.250%, 05/01/2013	1,655,000	1,662,499
8.250%, 03/01/2038	1,900,000	2,633,740
General Electric Capital Corp.
5.300%, 02/11/2021	9,575,000	10,983,004
6.875%, 01/10/2039	6,270,000	8,227,550
Hospitality Properties Trust
7.875%, 08/15/2014	235,000	248,065
Host Hotels & Resorts LP
3.750%, 10/15/2023	865,000	868,382
HSBC Holdings PLC
5.100%, 04/05/2021	3,230,000	3,734,419
ING US, Inc.
2.900%, 02/15/2018 (S)	2,200,000	2,232,463
International Lease Finance Corp.
6.625%, 11/15/2013	695,000	715,850
Intesa Sanpaolo SpA
3.125%, 01/15/2016	3,470,000	3,392,341
Invesco Finance PLC
3.125%, 11/30/2022	1,665,000	1,700,538
Janus Capital Group, Inc.
6.700%, 06/15/2017	625,000	715,714
Jefferies Group, Inc.
3.875%, 11/09/2015	1,755,000	1,833,975
8.500%, 07/15/2019	2,460,000	3,062,479
JPMorgan Chase & Company
4.500%, 01/24/2022	15,430,000	16,921,217
Kilroy Realty LP
4.800%, 07/15/2018	2,390,000	2,667,675
6.625%, 06/01/2020	2,330,000	2,823,704
Kreditanstalt fuer Wiederaufbau
0.500%, 04/19/2016	5,437,000	5,430,345
Morgan Stanley
3.750%, 02/25/2023	2,745,000	2,776,661
3.800%, 04/29/2016	6,955,000	7,379,373
4.000%, 07/24/2015	4,800,000	5,066,011
5.500%, 07/28/2021	2,500,000	2,867,773
6.625%, 04/01/2018	2,390,000	2,858,251
Nationstar Mortgage LLC
9.625%, 05/01/2019 (S)	375,000	429,375
Neuberger Berman Group LLC
5.875%, 03/15/2022 (S)	4,295,000	4,541,963

241

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Nordea Bank AB
3.125%, 03/20/2017 (S)	$3,750,000	$3,966,731
4.875%, 05/13/2021 (S)	4,978,000	5,391,707
Principal Financial Group, Inc.
3.300%, 09/15/2022	785,000	798,412
6.050%, 10/15/2036	180,000	222,681
8.875%, 05/15/2019	200,000	272,232
ProLogis LP
4.500%, 08/15/2017	2,665,000	2,931,063
6.625%, 12/01/2019	1,825,000	2,210,002
Provident Companies, Inc.
7.000%, 07/15/2018	2,360,000	2,812,193
Prudential Financial, Inc.
5.375%, 06/21/2020	2,420,000	2,855,702
Rabobank Nederland NV
3.950%, 11/09/2022	4,190,000	4,221,672
Raymond James Financial, Inc.
4.250%, 04/15/2016	900,000	959,602
RCI Banque SA
3.500%, 04/03/2018 (S)	2,845,000	2,848,031
4.600%, 04/12/2016 (S)	3,215,000	3,372,078
Regency Centers LP
6.000%, 06/15/2020	1,065,000	1,255,353
Reinsurance Group of America, Inc.
5.000%, 06/01/2021	1,720,000	1,918,509
5.625%, 03/15/2017	2,275,000	2,577,896
6.450%, 11/15/2019	705,000	849,722
SLM Corp.
5.500%, 01/25/2023	2,830,000	2,810,671
6.000%, 01/25/2017	5,830,000	6,340,125
8.450%, 06/15/2018	225,000	266,625
Sun Life Financial Global Funding LP
0.574%, 10/06/2013 (P)(S)	250,000	249,962
SunTrust Banks, Inc.
3.600%, 04/15/2016	2,215,000	2,372,125
The Goldman Sachs Group, Inc.
2.375%, 01/22/2018	5,415,000	5,491,297
5.750%, 01/24/2022	1,900,000	2,210,580
6.250%, 02/01/2041	2,450,000	2,916,056
6.750%, 10/01/2037	6,180,000	6,934,844
U.S. Bancorp
3.442%, 02/01/2016	3,545,000	3,773,351
Unum Group
5.625%, 09/15/2020	1,040,000	1,205,978
5.750%, 08/15/2042	1,560,000	1,708,601
Ventas Realty LP
2.000%, 02/15/2018	1,420,000	1,428,696
3.250%, 08/15/2022	2,240,000	2,231,242
4.000%, 04/30/2019	2,170,000	2,369,443
WEA Finance LLC
3.375%, 10/03/2022 (S)	2,420,000	2,464,407
Weingarten Realty Investors
3.500%, 04/15/2023	940,000	936,033

		255,044,480
Health Care - 1.1%
Aetna, Inc.
2.750%, 11/15/2022	1,835,000	1,796,885
Agilent Technologies, Inc.
3.200%, 10/01/2022	1,210,000	1,209,999
Community Health Systems, Inc.
8.000%, 11/15/2019	4,150,000	4,596,125
Express Scripts Holding Company
3.900%, 02/15/2022	1,920,000	2,061,343

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
Kaiser Foundation Hospitals
3.500%, 04/01/2022	$2,455,000	$2,578,830
Life Technologies Corp.
3.500%, 01/15/2016	3,455,000	3,606,298
Medtronic, Inc.
3.000%, 03/15/2015	4,145,000	4,342,024
Novant Health, Inc.
5.850%, 11/01/2019	1,445,000	1,722,888
UnitedHealth Group, Inc.
4.625%, 11/15/2041	2,165,000	2,257,718
Watson Pharmaceuticals, Inc.
3.250%, 10/01/2022	4,160,000	4,219,962
4.625%, 10/01/2042	965,000	975,187
WellPoint, Inc.
3.300%, 01/15/2023	2,685,000	2,722,859

		32,090,118
Industrials - 2.1%
American Airlines 2013-1 Class A Pass
Through Trust
4.000%, 07/15/2025 (S)	1,750,000	1,779,531
Continental Airlines 2009-1 Pass
Through Trust
9.000%, 07/08/2016	1,386,308	1,602,919
Continental Airlines 2009-2 Class A Pass
Through Trust
7.250%, 11/10/2019	385,695	450,299
Continental Airlines 2010-1 Class A Pass
Through Trust
4.750%, 01/12/2021	969,351	1,063,862
Continental Airlines 2012-1 Class A Pass
Through Trust
4.150%, 04/11/2024	1,150,000	1,203,188
Delta Air Lines 2009-1 Class A Pass
Through Trust
7.750%, 12/17/2019	563,707	651,082
Delta Air Lines 2010-2 Class A Pass
Through Trust
4.950%, 05/23/2019	882,372	966,197
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 04/15/2019	553,756	611,900
ERAC USA Finance LLC
2.250%, 01/10/2014 (S)	1,565,000	1,583,381
3.300%, 10/15/2022 (S)	755,000	761,156
5.250%, 10/01/2020 (S)	3,300,000	3,833,475
GATX Corp.
3.500%, 07/15/2016	1,590,000	1,684,077
4.850%, 06/01/2021	2,730,000	2,919,506
Heathrow Funding, Ltd.
4.875%, 07/15/2021 (S)	4,280,000	4,743,943
L-3 Communications Corp.
4.750%, 07/15/2020	4,995,000	5,528,431
4.950%, 02/15/2021	580,000	648,791
Odebrecht Finance, Ltd.
5.125%, 06/26/2022 (S)	3,005,000	3,159,758
Owens Corning
4.200%, 12/15/2022	3,760,000	3,848,217
Republic Services, Inc.
3.550%, 06/01/2022	2,285,000	2,390,551
5.700%, 05/15/2041	3,950,000	4,618,186
Roper Industries, Inc.
6.250%, 09/01/2019	2,835,000	3,435,833

242

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Southwest Airlines Company
5.125%, 03/01/2017	$3,710,000	$4,078,633
Union Pacific Corp.
4.750%, 09/15/2041	3,475,000	3,794,227
US Airways 2012-2 Class A Pass
Through Trust
4.625%, 06/03/2025	930,000	969,525
Valmont Industries, Inc.
6.625%, 04/20/2020	2,505,000	2,967,766
Verisk Analytics, Inc.
5.800%, 05/01/2021	2,000,000	2,309,006

		61,603,440
Information Technology - 0.7%
Affiliated Computer Services, Inc.
5.200%, 06/01/2015	1,095,000	1,173,636
Arrow Electronics, Inc.
3.000%, 03/01/2018	975,000	984,088
Avnet, Inc.
4.875%, 12/01/2022	4,125,000	4,280,900
Fiserv, Inc.
3.125%, 06/15/2016	1,215,000	1,280,310
3.500%, 10/01/2022	2,190,000	2,184,735
Hewlett-Packard Company
3.000%, 09/15/2016	4,470,000	4,627,201
Motorola Solutions, Inc.
3.500%, 03/01/2023	1,990,000	2,003,235
Xerox Corp.
2.950%, 03/15/2017	4,095,000	4,219,181
6.350%, 05/15/2018	485,000	568,673

		21,321,959
Materials - 0.8%
ArcelorMittal
6.125%, 06/01/2018	5,325,000	5,753,551
Celulosa Arauco y Constitucion SA
5.125%, 07/09/2013	70,000	70,537
Corp. Nacional del Cobre de Chile
7.500%, 01/15/2019 (S)	260,000	327,267
Holcim US Finance Sarl & Cie SCS
6.000%, 12/30/2019 (S)	1,900,000	2,220,832
International Paper Company
4.750%, 02/15/2022	6,135,000	6,910,157
9.375%, 05/15/2019	400,000	550,001
Newcrest Finance Pty, Ltd.
4.450%, 11/15/2021 (S)	4,230,000	4,462,100
Rock-Tenn Company
4.000%, 03/01/2023	2,280,000	2,321,006
Vale Overseas, Ltd.
4.375%, 01/11/2022	1,360,000	1,396,334

		24,011,785
Telecommunication Services - 1.9%
American Tower Corp.
4.700%, 03/15/2022	1,855,000	2,017,313
5.050%, 09/01/2020	3,410,000	3,787,559
7.250%, 05/15/2019	3,768,000	4,667,361
AT&T, Inc.
6.300%, 01/15/2038	3,535,000	4,246,712
6.450%, 06/15/2034	385,000	472,470
CC Holdings GS V LLC
3.849%, 04/15/2023 (S)	8,350,000	8,418,579
Crown Castle Towers LLC
6.113%, 01/15/2020 (S)	3,988,000	4,882,524

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
GTP Acquisition Partners I LLC
4.347%, 06/15/2016 (S)	$1,335,000	$1,417,619
Qwest Corp.
3.530%, 06/15/2013 (P)	125,000	125,437
7.500%, 10/01/2014	175,000	190,744
SBA Telecommunications, Inc.
8.250%, 08/15/2019	81,000	89,303
SBA Tower Trust
4.254%, 04/15/2015 (S)	5,420,000	5,735,113
Sprint Nextel Corp.
9.000%, 11/15/2018 (S)	3,955,000	4,889,369
Telecom Italia Capital SA
5.250%, 11/15/2013 to 10/01/2015	2,555,000	2,655,267
6.175%, 06/18/2014	4,825,000	5,047,770
Telefonica Emisiones SAU
3.992%, 02/16/2016	3,730,000	3,888,245
6.221%, 07/03/2017	2,290,000	2,563,211
Windstream Corp.
8.125%, 08/01/2013	125,000	127,500

		55,222,096
Utilities - 2.2%
Appalachian Power Company
6.375%, 04/01/2036	2,010,000	2,513,358
Dominion Resources, Inc.
2.750%, 09/15/2022	2,215,000	2,214,982
EDF SA
4.600%, 01/27/2020 (S)	5,150,000	5,733,706
Enogex LLC
6.250%, 03/15/2020 (S)	1,500,000	1,698,125
Exelon Generation Company LLC
6.250%, 10/01/2039	945,000	1,099,070
FirstEnergy Corp.
2.750%, 03/15/2018	2,135,000	2,160,170
4.250%, 03/15/2023	5,120,000	5,182,024
7.375%, 11/15/2031	3,630,000	4,257,496
Florida Gas Transmission Company, LLC
3.875%, 07/15/2022 (S)	1,920,000	2,059,922
GDF Suez
1.625%, 10/10/2017 (S)	2,040,000	2,051,438
Iberdrola Finance Ireland, Ltd.
3.800%, 09/11/2014 (S)	4,315,000	4,443,069
Korea Hydro & Nuclear Power
Company, Ltd.
3.125%, 09/16/2015 (S)	2,315,000	2,415,170
Nevada Power Company
7.125%, 03/15/2019	915,000	1,183,057
NiSource Finance Corp.
5.250%, 02/15/2043	2,250,000	2,361,321
5.950%, 06/15/2041	2,725,000	3,102,186
6.250%, 12/15/2040	1,315,000	1,555,703
Ohio Power Company
5.750%, 09/01/2013	195,000	198,928
ONEOK, Inc.
4.250%, 02/01/2022	2,805,000	2,981,000
PacifiCorp
6.250%, 10/15/2037	3,000,000	4,009,401
Pennsylvania Electric Company
6.150%, 10/01/2038	1,375,000	1,630,635
PPL Capital Funding, Inc.
3.500%, 12/01/2022	930,000	937,552
PPL WEM Holdings PLC
3.900%, 05/01/2016 (S)	3,200,000	3,380,474

243

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Public Service Company of Oklahoma
5.150%, 12/01/2019	$885,000	$1,034,264
Southern California Edison Company
5.750%, 03/15/2014	160,000	167,641
Southwest Gas Corp.
3.875%, 04/01/2022	1,115,000	1,211,936
Suburban Propane Partners LP
7.375%, 03/15/2020 to 08/01/2021	125,000	136,688
Tampa Electric Company
6.150%, 05/15/2037	235,000	309,244
TECO Finance, Inc.
5.150%, 03/15/2020	3,015,000	3,494,683
6.572%, 11/01/2017	35,000	42,230

		63,565,473

TOTAL CORPORATE BONDS (Cost $757,785,585)		$814,221,843

MUNICIPAL BONDS - 5.3%
Bay Area Toll Authority (California)
6.263%, 04/01/2049	1,500,000	2,042,910
Chicago Metropolitan Water Reclamation
District (Illinois) 5.720%, 12/01/2038	2,235,000	2,882,345
Chicago Transit Authority, Series A
(Illinois) 6.899%, 12/01/2040	260,000	321,142
City of Chicago (Illinois)
6.395%, 01/01/2040	1,925,000	2,485,464
City of Houston (Texas)
5.000%, 03/01/2023	1,765,000	2,166,185
City of New York (New York)
5.000%, 04/01/2023	3,000,000	3,648,840
5.846%, 06/01/2040	2,400,000	3,090,864
City Public Service Board of San Antonio
(Texas) 5.250%, 02/01/2024	3,605,000	4,606,685
Commonwealth of Massachusetts
5.250%, 09/01/2024	2,410,000	3,125,481
5.000%, 06/01/2023	1,215,000	1,492,409
4.500%, 08/01/2031	2,780,000	3,031,368
Commonwealth of Pennsylvania
5.000%, 06/01/2024	5,090,000	6,225,019
5.000%, 07/01/2021	2,730,000	3,418,943
County of Harris, TX 5.000%, 10/01/2024	1,550,000	1,925,333
Dallas Independent School District
4.000%, 08/15/2027	1,555,000	1,705,819
5.000%, 08/15/2029	1,655,000	1,968,540
District of Columbia
5.250%, 12/01/2034	2,610,000	3,137,507
5.591%, 12/01/2034	375,000	465,420
East Bay Municipal Utility District
(California) 5.874%, 06/01/2040	1,665,000	2,165,832
JobsOhio Beverage System
4.532%, 01/01/2035	1,400,000	1,453,032
Kansas Development Finance Authority
5.501%, 05/01/2034	110,000	127,402
Los Angeles Department of Airports
(California) 7.053%, 05/15/2040	2,600,000	3,446,508
Maryland State Transportation Authority
5.754%, 07/01/2041	3,770,000	4,690,106
5.888%, 07/01/2043	1,070,000	1,408,912
Massachusetts Bay Transportation
Authority 5.000%, 07/01/2020	2,040,000	2,530,824
Metropolitan Transportation Authority
(New York) 7.336%, 11/15/2039	2,150,000	3,160,973
New Jersey State Turnpike Authority
5.000%, 01/01/2029	2,050,000	2,336,795

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
New Jersey Transportation Trust Fund
Authority 5.250%, 12/15/2022	$1,235,000	$1,517,160
New York City Housing
Development Corp. (New York)
6.420%, 11/01/2027	35,000	35,373
New York City Municipal Water Finance
Authority (New York)
5.952%, 06/15/2042	840,000	1,124,525
New York City Transitional Finance
Authority (New York)
5.508%, 08/01/2037	2,630,000	3,224,538
5.267%, 05/01/2027	3,925,000	4,764,558
5.000%, 05/01/2023	2,185,000	2,693,493
New York City Transitional Finance
Authority Future Tax Secured Revenue
(New York)
5.000%, 11/01/2024	1,300,000	1,567,930
5.000%, 02/01/2025	1,315,000	1,556,684
New York State Dormitory Authority
4.000%, 12/15/2022	1,495,000	1,738,401
Philadelphia Authority for Industrial
Development (Pennsylvania)
3.964%, 04/15/2026	6,265,000	6,255,665
Port Authority of New York & New Jersey
4.458%, 10/01/2062	7,660,000	7,652,340
Regional Transportation District
(Colorado) 5.000%, 11/01/2038	2,630,000	2,956,173
San Diego County Water Authority
(California) 6.138%, 05/01/2049	840,000	1,094,184
South Carolina State Public Service
Authority 4.322%, 12/01/2027	3,205,000	3,447,138
State of California 4.000%, 09/01/2026	3,460,000	3,726,558
State of Georgia
5.000%, 07/01/2024	1,175,000	1,464,226
5.000%, 10/01/2021	4,690,000	5,955,878
5.000%, 07/01/2023	2,175,000	2,734,367
5.000%, 07/01/2025	1,630,000	2,013,441
State of Hawaii 5.000%, 12/01/2023	4,670,000	5,733,406
State of Louisiana
5.000%, 08/01/2021	1,315,000	1,645,104
5.000%, 07/15/2021	1,510,000	1,888,089
State of Minnesota 5.000%, 03/01/2027	1,465,000	1,743,160
State of Oregon 5.892%, 06/01/2027	60,000	76,349
State of Washington 5.000%, 07/01/2024	2,255,000	2,750,581
Texas Transportation Commission
5.178%, 04/01/2030	3,885,000	4,754,618
Tompkins County Industrial Development
Agency (New York)
5.000%, 07/01/2037	2,665,000	3,038,180
Utah Transit Authority
5.937%, 06/15/2039	2,155,000	2,828,890
Virginia College Building Authority
5.000%, 02/01/2022	1,010,000	1,257,187
Virginia Commonwealth Transportation
Board 5.350%, 05/15/2035	515,000	622,944
Virginia Public School Authority
5.000%, 08/01/2023	3,125,000	3,864,000

TOTAL MUNICIPAL BONDS (Cost $146,676,724)		$154,785,798

TERM LOANS (M) - 1.9%
Consumer Discretionary - 0.7%
Atlantic Broadband Penn LLC
4.500%, 11/29/2019	1,766,125	1,790,409

244

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Consumer Discretionary (continued)
Bresnan Broadband Holdings LLC
4.500%, 12/14/2017	$2,986,312	$2,999,004
CCO Holdings LLC
2.704%, 09/05/2014	1,300,000	1,300,312
KAR Auction Services, Inc.
3.750%, 05/19/2017	4,052,967	4,095,523
Station Casinos, Inc.,
TBD 02/13/2020 (T)	2,000,000	2,020,834
TWCC Holding Corp.
3.500%, 02/07/2017	4,375,000	4,431,512
Univision Communications, Inc.
4.750%, 03/31/2017	3,582,146	3,598,356

		20,235,950
Consumer Staples - 0.4%
Del Monte Foods Company
4.000%, 03/08/2018	4,251,031	4,283,798
Dunkin’ Brands, Inc.
3.753%, 02/14/2020	4,575,988	4,626,516
H.J. Heinz Company,
TBD 03/27/2020 (T)	1,575,000	1,588,388

		10,498,702
Financials - 0.2%
Asurion LLC
4.500%, 05/24/2019	2,992,500	3,013,696
Nuveen Investments, Inc.
5.204%, 05/13/2017	3,383,809	3,438,796

		6,452,492
Health Care - 0.3%
Biomet, Inc.
4.014%, 07/25/2017	723,496	730,162
Capsugel Holdings US, Inc.
4.750%, 08/01/2018	3,879,145	3,938,950
HCA, Inc.
3.454%, 05/01/2018	3,578,988	3,607,291

		8,276,403
Information Technology - 0.1%
First Data Corp.
5.204%, 03/24/2017	2,951,102	2,967,241
Telecommunication Services - 0.2%
Intelsat Jackson Holdings SA
4.500%, 04/02/2018	4,289,250	4,353,589
Level 3 Financing, Inc.
4.750%, 08/01/2019	2,925,000	2,953,642

		7,307,231

TOTAL TERM LOANS (Cost $54,664,425)		$55,738,019

COLLATERALIZED MORTGAGE
OBLIGATIONS - 5.6%
Commercial & Residential - 5.3%
Adjustable Rate Mortgage Trust,
Series 2005-8, Class 7A-31
0.444%, 11/25/2035 (P)	309,123	306,064
Banc of America Funding Corp.,
Series 2005-A 5A1
0.503%, 02/20/2035 (P)	279,541	262,087
Banc of America Merrill Lynch
Commercial Mortgage, Inc.
Series 2005-3, Class A2,
4.501%, 07/10/2043	72,222	72,349

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Banc of America Merrill Lynch Commercial
Mortgage, Inc. (continued)
Series 2007-1, Class AAB,
5.422%, 01/15/2049	$4,523,522	$4,702,998
Series 2007-4, Class A4,
5.936%, 02/10/2051 (P)	3,050,000	3,537,912
Series 2008-1, Class A4,
6.395%, 02/10/2051 (P)	2,200,000	2,636,944
Banc of America Mortgage Securities
Series 2005-B, Class 2A1,
2.850%, 03/25/2035 (P)	738,800	701,444
Series 2004-A, Class 2A2,
2.915%, 02/25/2034 (P)	48,750	48,601
Series 2004-D, Class 2A2,
3.109%, 05/25/2034 (P)	28,282	27,867
Series 2004-I, Class 3A2,
3.121%, 10/25/2034 (P)	12,934	13,273
Series 2005-J, Class 3A1,
3.135%, 11/25/2035 (P)	1,529,611	1,438,150
Series 2004-H, Class 2A2,
3.145%, 09/25/2034 (P)	66,643	66,289
Bear Stearns Commercial
Mortgage Securities
Series 2005-PWR9, Class AAB,
4.804%, 09/11/2042	152,470	157,904
Series 2002-TOP8, Class A2,
4.830%, 08/15/2038	8,946	8,946
Series 2007-PW15, Class AAB,
5.315%, 02/11/2044	482,531	497,416
Series 2006-PW13, Class AAB,
5.530%, 09/11/2041	32,064	33,469
Series 2006-PW12, Class A4,
5.910%, 09/11/2038 (P)	385,000	434,329
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2006-CD3,
Class AAB 5.608%, 10/15/2048	1,736	1,736
Commercial Mortgage Loan Trust,
Series 2008-LS1, Class A3
6.206%, 12/10/2049 (P)	152,909	153,074
Commercial Mortgage Pass Through
Certificates, Series 2007-C9, Class A4
5.993%, 12/10/2049 (P)	3,165,000	3,709,772
Credit Suisse First Boston Mortgage
Securities Corp., Series 2004-C2,
Class A1 3.819%, 05/15/2036	17,866	18,068
Credit Suisse Mortgage
Capital Certificates
Series 2010-1R, Class 12A1,
3.311%, 03/27/2036 (P)(S)	181,121	178,952
Series 2010-1R, Class 42A1,
5.000%, 10/27/2036 (S)	350,647	360,646
Series 2008-C1, Class A3,
6.024%, 02/15/2041 (P)	1,795,000	2,103,936
Fosse Master Issuer PLC
Series 2011-1A, Class A2,
1.703%, 10/18/2054 (P)(S)	663,097	670,838
Series 2012-1A, Class 3A1,
1.803%, 10/18/2054 (P)(S)	2,795,000	2,890,874
Series 2011-1A, Class A5,
1.803%, 10/18/2054 (P)(S)	575,000	591,185

245

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
FREMF Mortgage Trust
Series 2013-K24, Class B,
3.381%, 11/25/2045 (P)(S)	$1,230,000	$1,222,803
Series 2012-K711, Class B,
3.563%, 08/25/2045 (P)(S)	3,255,000	3,330,054
Series 2012-K23, Class B,
3.656%, 10/25/2045 (P)(S)	2,165,000	2,178,111
Series 2012-K22, Class B,
3.687%, 08/25/2045 (P)(S)	2,000,000	2,027,916
GMAC Mortgage Corp. Loan Trust,
Series 2005-AR3, Class 5A1
5.203%, 06/19/2035 (P)	587,165	594,076
Greenpoint Mortgage Funding Trust,
Series 2005-AR1, Class A1
0.444%, 06/25/2045 (P)	1,997,948	1,380,768
Greenwich Capital
Commercial Funding Corp.
Series 2005-GG3, Class A3,
4.569%, 08/10/2042	170,301	170,164
Series 2005-GG3, Class AAB,
4.619%, 08/10/2042	30,479	31,090
GS Mortgage Securities Corp. II
Series 2012-GCJ9, Class A3,
2.773%, 11/10/2045	3,125,000	3,133,878
Series 2006-GG6, Class A4,
5.553%, 04/10/2038 (P)	5,100,000	5,638,892
Harborview Mortgage Loan Trust
Series 2006-9, Class 2A1A,
0.413%, 11/19/2036 (P)	8,848,668	6,667,171
Series 2005-2, Class 2A1A,
0.423%, 05/19/2035 (P)	652,839	534,693
Holmes Master Issuer PLC
Series 2012-1A, Class A2,
1.954%, 10/15/2054 (P)(S)	860,000	877,686
Series 2012-3A, Class B1,
2.504%, 10/15/2054 (P)(S)	2,950,000	3,052,132
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2012-C8, Class A3,
2.829%, 10/15/2045	4,340,000	4,368,145
Series 2005-LDP4, Class ASB,
4.824%, 10/15/2042 (P)	206,738	213,518
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	620,000	698,209
Series 2006-CB16, Class A4,
5.552%, 05/12/2045	8,727,000	9,836,656
Series 2007-CB19, Class A4,
5.910%, 02/12/2049 (P)	4,823,000	5,563,200
JPMorgan Mortgage Trust,
Series 2005-ALT1, Class 1A1
0.504%, 10/25/2035 (P)	2,796,732	2,076,895
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A4,
5.156%, 02/15/2031	5,667,500	6,237,492
Series 2006-C7, Class A3,
5.347%, 11/15/2038	2,185,000	2,471,810
Series 2007-C1, Class A4,
5.424%, 02/15/2040	2,142,000	2,441,222
Series 2008-C1, Class AM,
6.153%, 04/15/2041 (P)	825,000	973,827
Series 2008-C1, Class A2,
6.153%, 04/15/2041 (P)	1,415,000	1,699,766

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Merrill Lynch Mortgage Trust,
Series 2006-C2, Class AM
5.782%, 08/12/2043 (P)	$2,950,000	$3,338,073
Morgan Stanley Capital I Trust
Series 2007-IQ13, Class A4,
5.364%, 03/15/2044	10,875,000	12,401,817
Series 2007-HQ11, Class A4,
5.447%, 02/12/2044 (P)	13,725,000	15,601,660
Series 2007-IQ14, Class A4,
5.692%, 04/15/2049 (P)	1,885,000	2,157,805
Series 2007-T27, Class A2,
5.816%, 06/11/2042 (P)	4,731	4,730
Series 2007-IQ15, Class A4,
6.094%, 06/11/2049 (P)	1,100,000	1,278,264
Series 2008-T29, Class A4,
6.452%, 01/11/2043 (P)	5,222,000	6,303,560
Sequoia Mortgage Trust, Series 2010-H1,
Class A1 3.750%, 02/25/2040 (P)	187,883	189,426
STARM Mortgage Loan Trust,
Series 2007-2, Class 5A1
5.678%, 04/25/2037 (P)	2,033,480	1,905,163
Vendee Mortgage Trust, Series 1996-3,
Class 4 9.590%, 03/15/2025 (P)	5,641	6,354
Wachovia Bank
Commercial Mortgage Trust
Series 2006-C24, Class A3,
5.558%, 03/15/2045 (P)	4,468,000	4,959,712
Series 2006-C28, Class A4,
5.572%, 10/15/2048	8,720,000	9,822,443
Series 2007-C34, Class A3,
5.678%, 05/15/2046	1,235,000	1,429,766
WaMu Mortgage Pass
Through Certificates
Series 2005-AR13, Class A1A1,
0.494%, 10/25/2045 (P)	392,666	364,023
Series 2005-AR13, Class A1A3,
0.984%, 10/25/2045 (P)	703,939	687,117
Series 2005-AR12, Class 2A1,
2.945%, 09/25/2035 (P)	643,850	652,521
Wells Fargo Mortgage
Backed Securities Trust
Series 2006-2, Class 2A1,
0.904%, 03/25/2036 (P)	1,574,389	1,263,225
Series 2005-AR2, Class 3A1,
2.662%, 03/25/2035 (P)	75,070	75,025
Series 2005-AR2, Class 2A2,
2.682%, 03/25/2035 (P)	153,339	154,254
Series 2003-O, Class 5A1,
4.926%, 01/25/2034 (P)	79,301	79,624

		155,719,859
U.S. Government Agency - 0.3%
Federal Home Loan Mortgage Corp.
Series K502, Class A2,
1.426%, 08/25/2017	1,645,000	1,674,575
Series K025, Class A1,
1.875%, 04/25/2022	2,809,125	2,878,819
Series 2003-2627, Class IE IO,
4.500%, 04/15/2018	3,197	95
Series 199, Class PO,
6.500%, 08/01/2028	2,571	2,349

246

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association,
Series 319, Class 2 IO
6.500%, 02/01/2032	$8,161	$1,935
Government National
Mortgage Association
Series 2010-92, Class PI IO,
4.500%, 11/20/2037	7,356,801	846,069
Series 2010-103, Class IN IO,
4.500%, 02/20/2039	3,856,976	404,507
Series 2011-88, Class EI IO,
4.500%, 11/20/2039	1,697,383	242,517
Series 2011-41 Class AI IO,
4.500%, 12/20/2039	9,660,698	1,349,590
Series 2004-43, Class D,
4.994%, 03/16/2030 (P)	44,753	46,487
Series 1998-6, Class EA PO,
7.500%, 03/16/2028	15,821	14,408

		7,461,351

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $148,466,441)		$163,181,210

ASSET BACKED SECURITIES - 4.4%
Ally Auto Receivables Trust
Series 2012-A, Class C,
2.400%, 11/15/2017 (S)	1,110,000	1,150,187
Series 2009-B, Class C,
4.060%, 05/16/2016 (S)	4,027,000	4,111,672
American Express Credit Account
Master Trust, Series 2012-5, Class C
1.070%, 05/15/2018 (S)	1,145,000	1,153,865
Americredit Automobile
Receivables Trust, Series 2012-4,
Class C 1.930%, 08/08/2018	1,430,000	1,448,724
AmeriCredit
Automobile Receivables Trust
Series 2011-2, Class B,
2.330%, 03/08/2016	3,905,000	3,956,515
Series 2012-1, Class C,
2.670%, 01/08/2018	300,000	312,451
Series 2011-1, Class C,
2.850%, 08/08/2016	2,495,000	2,565,187
Avis Budget Rental Car Funding
AESOP LLC, Series 2013-1A, Class A
1.920%, 09/20/2019 (S)	4,635,000	4,668,479
BankBoston Home Equity Loan Trust,
Series 1998-2, Class A6
6.640%, 12/25/2028 (P)	16,001	15,496
Cabela’s Master Credit Card Trust
Series 2012-1A, Class A1,
1.630%, 02/18/2020 (S)	2,000,000	2,047,162
Series 2011-2A, Class A1,
2.390%, 06/17/2019 (S)	5,515,000	5,772,837
Capital Auto Receivables Asset Trust
Series 2013-1, Class B,
1.290%, 04/20/2018	345,000	344,789
Series 2013-1, Class C,
1.740%, 10/22/2018	360,000	360,742
CarMax Auto Owner Trust
Series 2010-1, Class B,
3.750%, 12/15/2015	635,000	652,768
Series 2009-2, Class B,
4.650%, 08/17/2015	3,665,000	3,779,128

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
CarMax Auto Owner Trust (continued)
Series 2010-1, Class C,
4.880%, 08/15/2016	$405,000	$420,351
Chase Funding Mortgage Loan Asset-
Backed Certificates
Series 2002-4, Class 2A1,
0.944%, 10/25/2032 (P)	4,639	4,293
Series 2003-3, Class 1A6,
3.717%, 10/25/2014	16,411	16,344
Series 2002-2, Class 1M1,
5.599%, 09/25/2031	16,954	13,532
CIT Equipment Collateral,
Series 2012-VT1, Class A3
1.100%, 08/22/2016 (S)	1,780,000	1,786,513
CKE Restaurant Holdings, Inc.,
Series 2013-1A, Class A2
4.474%, 03/20/2043 (S)	6,525,000	6,525,072
CNH Equipment Trust
Series 2012-D, Class B,
1.270%, 05/15/2020	2,936,000	2,928,223
Series 2010-B, Class A4,
1.740%, 01/17/2017	6,650,000	6,700,706
Countrywide Asset-Backed Certificates,
Series 2004-BC1, Class M2
1.809%, 01/25/2034 (P)	3,251,817	2,542,531
Dominos Pizza Master Issuer LLC,
Series 2012-1A, Class A2
5.216%, 01/25/2042 (S)	7,717,475	8,665,906
Ford Credit Auto Owner Trust,
Series 2009-D, Class D
8.140%, 02/15/2016 (S)	1,370,000	1,440,815
Ford Credit Floorplan Master Owner Trust
Series 2012-2, Class A,
1.920%, 01/15/2019	6,500,000	6,696,554
Series 2010-3, Class A1,
4.200%, 02/15/2017 (S)	2,450,000	2,612,327
Series 2010-3, Class C,
4.990%, 02/15/2017 (S)	4,490,000	4,738,701
GE Capital Credit Card Master
Note Trust, Series 2012-2, Class A
2.220%, 01/15/2022	5,465,000	5,661,576
GE Equipment Small Ticket LLC,
Series 2011-1, Class A3
1.450%, 01/21/2018 (S)	1,963,356	1,970,891
GSAA Home Equity Trust
Series 2007-7, Class 2A1,
0.262%, 07/25/2037 (P)	1,039,614	890,989
Series 2005-11, Class 2A1,
0.484%, 10/25/2035 (P)	684,985	625,217
Series 2005-MTR1, Class A4,
0.574%, 10/25/2035 (P)	4,625,000	4,202,636
GSAA Trust, Series 2005-8, Class A3
0.634%, 06/25/2035 (P)	3,181,738	2,894,538
Huntington Auto Trust
Series 2011-1A, Class B,
1.840%, 01/17/2017 (S)	455,000	463,652
Series 2011-1A, Class C,
2.530%, 03/15/2017 (S)	2,160,000	2,212,672
Hyundai Auto Lease Securitization Trust,
Series 2012-A, Class A4
1.050%, 04/17/2017 (S)	1,400,000	1,408,329
Lehman XS Trust, Series 2005-9N,
Class 1A1 0.474%, 02/25/2036 (P)	1,600,153	1,230,055

247

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-WMC1, Class M1
0.954%, 09/25/2035 (P)	$2,315,513	$2,167,885
Motor PLC, Series 2012-A, Class A1C
1.286%, 02/25/2020 (S)	1,625,000	1,630,028
Nordstrom Private Label Credit Card
Master Note Trust, Series 2011-1A,
Class A 2.280%, 11/15/2019 (S)	6,905,000	7,190,563
Renaissance Home Equity Loan Trust,
Series 2007-1, Class AF1
5.742%, 04/25/2037	3,310,690	1,938,571
Residential Asset Mortgage Products, Inc.,
Series 2003-RZ2 4.100%, 04/25/2033	11,084	10,651
Sierra Receivables Funding
Company LLC, Series 2013-1A,
Class A 1.590%, 11/20/2029 (S)	3,275,000	3,274,441
SMART Trust
Series 2013-1US, Class A4A,
1.050%, 10/14/2018	1,460,000	1,456,534
Series 2012-4US, Class A4A,
1.250%, 08/14/2018	1,885,000	1,885,000
Series 2011-2USA, Class A3A,
1.540%, 03/14/2015 (S)	1,981,791	1,993,319
Series 2011-2USA, Class A4A,
2.310%, 04/14/2017 (S)	1,860,000	1,910,034
Series 2011-1USA, Class A4A,
2.520%, 11/14/2016 (S)	1,930,000	1,975,677
Terwin Mortgage Trust,
Series 2005-14HE, Class AF2
4.849%, 08/25/2036	467,398	475,017
Volkswagen Auto Lease Trust,
Series 2012-A, Class A4
1.060%, 05/22/2017	2,705,000	2,725,112
Wheels SPV LLC, Series 2012-1,
Class A3 1.530%, 03/20/2021 (S)	1,370,000	1,389,738

TOTAL ASSET BACKED SECURITIES (Cost $126,714,483)		$129,014,995

CAPITAL PREFERRED SECURITIES - 0.2%
Financials - 0.2%
PNC Financial Services Group, Inc.
(6.750% to 08/01/2021, then 3 month
LIBOR + 3.678%)
08/01/2021 (Q)	4,475,000	5,128,484

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $4,475,000)		$5,128,484

SHORT-TERM INVESTMENTS - 4.9%
Money Market Funds - 4.8%
T. Rowe Price Reserve Investment
Fund, 0.0959% (Y)	139,528,347	139,528,347

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement - 0.1%
Repurchase Agreement with State
Street Corp. dated 03/28/2013 at
0.010% to be repurchased at $1,603,101
on 04/01/2013, collateralized by
$1,630,000 Federal National Mortgage
Association, 0.875% - 2.080% due
08/28/2014 - 11/02/2022 (valued at
$1,643,539, including interest)	$1,603,099	$1,603,099

TOTAL SHORT-TERM INVESTMENTS (Cost $141,131,446)		$141,131,446

Total Investments (New Income Trust)
(Cost $2,870,313,042) - 101.7%		$2,965,474,795
Other assets and liabilities, net - (1.7%)		(50,112,982)

TOTAL NET ASSETS - 100.0%		$2,915,361,813

Real Estate Securities Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.0%
Financials - 99.0%
Real Estate Investment Trusts - 99.0%
Diversified REITs - 8.6%
American Assets Trust, Inc.	66,691	$2,134,779
BGP Holdings PLC (I)	194,291	0
Duke Realty Corp. (L)	756,801	12,850,478
Liberty Property Trust (L)	155,969	6,199,768
PS Business Parks, Inc.	45,190	3,566,395
Vornado Realty Trust	130,222	10,891,768

		35,643,188
Industrial REITs - 3.2%
DCT Industrial Trust, Inc.	272,871	2,019,245
Prologis, Inc.	279,381	11,169,652

		13,188,897
Office REITs - 14.0%
Alexandria Real Estate Equities, Inc.	102,182	7,252,878
Boston Properties, Inc. (L)	147,182	14,874,213
Digital Realty Trust, Inc.	9,899	662,342
Douglas Emmett, Inc.	505,299	12,597,104
DuPont Fabros Technology, Inc. (L)	521,460	12,655,834
SL Green Realty Corp. (L)	114,261	9,839,015

		57,881,386
Residential REITs - 18.7%
American Campus Communities, Inc.	229,855	10,421,626
AvalonBay Communities, Inc.	81,064	10,268,377
BRE Properties, Inc. (L)	73,320	3,569,218
Camden Property Trust	148,413	10,193,005
Equity Residential (L)	319,330	17,582,310
Home Properties, Inc.	96,637	6,128,719
Post Properties, Inc.	200,159	9,427,489
Spirit Realty Capital, Inc. (L)	192,578	3,658,982
UDR, Inc.	253,037	6,120,965

		77,370,691
Retail REITs - 26.1%
Acadia Realty Trust	186,856	5,188,991
Alexander’s, Inc.	8,726	2,876,875

248

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Real Estate Securities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Retail REITs (continued)
DDR Corp. (L)	354,769	$6,180,076
Federal Realty Investment Trust	78,635	8,495,725
General Growth Properties, Inc.	350,010	6,958,199
Glimcher Realty Trust (L)	820,648	9,519,517
Pennsylvania Real Estate Investment Trust	64,570	1,252,012
Regency Centers Corp.	187,066	9,897,662
Simon Property Group, Inc.	297,980	47,247,709
Taubman Centers, Inc.	138,769	10,776,801

		108,393,567
Specialized REITs - 28.4%
Aviv REIT, Inc. (I)	44,488	1,070,381
DiamondRock Hospitality Company	528,251	4,918,017
Extra Space Storage, Inc.	138,705	5,446,945
Health Care REIT, Inc. (L)	233,649	15,867,104
Healthcare Realty Trust, Inc.	432,424	12,276,517
Host Hotels & Resorts, Inc. (L)	567,371	9,923,319
LaSalle Hotel Properties	139,989	3,552,921
Medical Properties Trust, Inc. (L)	151,702	2,433,300
Pebblebrook Hotel Trust	118,117	3,046,237
Public Storage	142,579	21,717,633
Sunstone Hotel Investors, Inc. (I)	555,573	6,839,104
Ventas, Inc.	421,053	30,821,080

		117,912,558

TOTAL COMMON STOCKS (Cost $361,721,859)		$410,390,287

SECURITIES LENDING COLLATERAL - 15.2%
John Hancock Collateral
Investment Trust, 0.2481% (W)(Y)	6,313,447	63,189,393

TOTAL SECURITIES LENDING
COLLATERAL (Cost $63,188,122)		$63,189,393

SHORT-TERM INVESTMENTS - 0.6%
Repurchase Agreement - 0.6%
Repurchase Agreement with State Street Corp.
dated 03/28/2013 at 0.010% to be
repurchased at $2,623,003 on 04/01/2013,
collateralized by $2,680,000 Federal Home
Loan Mortgage Corp., 1.600% due
01/09/2020 (valued at $2,676,650,
including interest)	$2,623,000	$2,623,000

TOTAL SHORT-TERM INVESTMENTS (Cost $2,623,000)		$2,623,000

Total Investments (Real Estate Securities Trust)
(Cost $427,532,981) - 114.8%		$476,202,680
Other assets and liabilities, net - (14.8%)		(61,431,471)

TOTAL NET ASSETS - 100.0%		$414,771,209

Real Return Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 94.9%
U.S. Government - 94.4%
Treasury Inflation Protected Securities
0.125%, 04/15/2016 to 04/15/2017 (D)	$7,059,784	$7,531,165
0.125%, 01/15/2022 to 01/15/2023	18,380,108	20,023,610
0.500%, 04/15/2015	4,262,040	4,477,473

Real Return Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
Treasury Inflation Protected
Securities (continued)
0.625%, 07/15/2021 to 02/15/2043		$10,418,517	$11,716,034
0.750%, 02/15/2042		1,735,802	1,815,812
1.250%, 04/15/2014 to 07/15/2020		5,665,097	6,452,715
1.375%, 01/15/2020		533,465	635,782
1.625%, 01/15/2015		1,934,276	2,063,480
1.750%, 01/15/2028		4,408,840	5,609,905
1.875%, 07/15/2015		237,232	260,251
2.000%, 07/15/2014 to 01/15/2026		13,950,721	15,278,320
2.000%, 01/15/2016 (D)		5,584,231	6,224,235
2.125%, 01/15/2019 (D)		4,732,045	5,774,572
2.375%, 01/15/2025 to 01/15/2027		14,743,243	19,817,351
2.625%, 07/15/2017		444,676	535,070
3.375%, 04/15/2032		6,881,046	11,074,183
3.875%, 04/15/2029		2,245,536	3,650,750
U.S. Treasury Notes
0.250%, 01/31/2014 (D)		71,000	71,058
2.000%, 02/15/2023		500,000	506,719

			123,518,485
U.S. Government Agency - 0.5%
Federal Home Loan Mortgage Corp.
2.500%, 10/02/2019		600,000	618,188

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $118,748,220)			$124,136,673

FOREIGN GOVERNMENT
OBLIGATIONS - 8.5%
Australia - 2.1%
Commonwealth of Australia
5.500%, 01/21/2018	AUD	1,200,000	1,386,687
New South Wales Treasury Corp.
2.500%, 11/20/2035		500,000	632,681
2.750%, 11/20/2025		500,000	678,169

			2,697,537
Canada - 0.6%
Government of Canada
1.500%, 12/01/2044	CAD	314,775	399,870
4.250%, 12/01/2021		292,010	405,129

			804,999
Germany - 0.9%
Bundesobligation Inflation Linked,
Series I/L
2.250%, 04/15/2013	EUR	900,224	1,154,680
Italy - 2.7%
Italy Buoni Poliennali Del Tesoro
1.700%, 09/15/2018		198,608	245,309
Republic of Italy
Zero Coupon 09/13/2013 (Z)		900,000	1,149,166
2.100%, 09/15/2016		1,682,512	2,189,684

			3,584,159
Mexico - 1.3%
Government of Mexico
2.000%, 06/09/2022	MXN	19,024,821	1,629,213
Mexican Bonos De Proteccion Al Ahorro
4.320%, 01/30/2020 (P)		1,100,000	88,125

			1,717,338

249

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Real Return Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
United Kingdom - 0.9%
Government of United Kingdom
1.250%, 11/22/2032	GBP	113,218	$237,084
2.500%, 07/26/2016		100,000	536,986
United Kingdom Gilt Inflation Linked
0.625%, 11/22/2042		231,410	448,018

			1,222,088

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $10,989,089)			$11,180,801

CORPORATE BONDS - 12.8%
Financials - 12.1%
Achmea Hypotheekbank NV
3.200%, 11/03/2014 (S)		$244,000	254,196
Ally Financial, Inc.
3.492%, 02/11/2014 (P)		500,000	507,370
Bank of Montreal
2.850%, 06/09/2015 (S)		1,000,000	1,050,100
BBVA Bancomer SA
6.500%, 03/10/2021 (S)		200,000	227,000
Citigroup, Inc.
2.293%, 08/13/2013 (P)		1,900,000	1,912,498
Commonwealth Bank of Australia
0.784%, 06/25/2014 (P)(S)		5,300,000	5,332,542
Dexia Credit Local SA
1.400%, 09/20/2013		1,400,000	1,400,000
1.700%, 09/06/2013		700,000	702,801
2.750%, 04/29/2014 (S)		400,000	406,904
Eksportfinans ASA
2.375%, 05/25/2016		100,000	95,134
Everest Reinsurance Holdings, Inc.
5.400%, 10/15/2014		1,000,000	1,050,368
ING Bank Australia, Ltd.
3.690%, 06/24/2014 (P)	AUD	600,000	627,467
International Lease Finance Corp.
6.500%, 09/01/2014 (S)		$100,000	106,500
Intesa Sanpaolo SpA
3.125%, 01/15/2016		100,000	97,762
NIBC Bank NV
2.800%, 12/02/2014 (S)		388,000	403,179
Nordea Bank AB
1.205%, 01/14/2014 (P)(S)		1,200,000	1,207,673
Westpac Banking Corp.
3.585%, 08/14/2014 (S)		400,000	416,494

			15,797,988
Materials - 0.7%
Rexam PLC
6.750%, 06/01/2013 (S)		1,000,000	1,003,749

TOTAL CORPORATE BONDS (Cost $16,295,281)			$16,801,737

COLLATERALIZED MORTGAGE
OBLIGATIONS - 8.1%
Commercial & Residential - 6.5%
Banc of America Large Loan, Inc.,
Series 2009-UB1, Class A4A
5.614%, 06/24/2050 (P)(S)		250,000	283,438
BCAP LLC Trust
Series 2011-RR5, Class 5A1,
5.250%, 08/26/2037 (S)		352,379	373,561
Series 2011-RR5, Class 12A1,
5.575%, 03/26/2037 (P)(S)		100,000	94,251

Real Return Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2003-3, Class 3A2,
2.513%, 05/25/2033 (P)		$123,486	$124,922
Series 2005-1, Class 2A1,
2.821%, 03/25/2035 (P)		49,637	46,196
Bear Stearns Arm Trust, Series 2005-1,
Class 4A1 5.256%, 03/25/2035 (P)		335,823	330,651
CHL Mortgage Pass Through Trust,
Series 2004-J9, Class 2A5
5.500%, 01/25/2035		514,661	534,133
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-6, Class A3
1.990%, 09/25/2035 (P)		61,634	61,207
Commercial Mortgage Pass Through
Certificates, Series 2010-C1, Class A1
3.156%, 07/10/2046 (S)		91,065	95,481
Countrywide Alternative Loan Trust,
Series 2007-OA4, Class A1
0.374%, 05/25/2047 (P)		538,872	433,458
Countrywide Home Loan Mortgage Pass
Through Trust, Series 2003-HYB3,
Class 7A1 2.927%, 11/19/2033 (P)		38,207	38,132
Credit Suisse Mortgage Capital
Certificates, Series 2009-RR1,
Class A3A 5.383%, 02/15/2040 (S)		100,000	109,948
Granite Mortgages PLC, Series 2004-3,
Class 3A2 0.887%, 09/20/2044 (P)	GBP	128,117	191,971
Greenpoint Mortgage Funding Trust,
Series 2005-AR1, Class A2
0.424%, 06/25/2045 (P)		$351,775	292,790
GS Mortgage Securities Corp. II
Series 2007-EOP, Class A1,
1.103%, 03/06/2020 (P)(S)		35,154	35,164
Series 2007-EOP, Class A2,
1.260%, 03/06/2020 (P)(S)		250,000	250,389
Series 2010-C1, Class A2,
4.592%, 08/10/2043 (S)		600,000	690,832
GSR Mortgage Loan Trust,
Series 2005-AR1, Class 1A1
3.033%, 01/25/2035 (P)		35,700	35,080
Holmes Master Issuer PLC,
Series 2011-1A, Class A3
1.545%, 10/15/2054 (S)	EUR	641,344	829,571
Indymac INDA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1
2.985%, 11/25/2035 (P)		$97,936	86,373
JP Morgan Mortgage Trust
Series 2007-A1, Class 1A1,
3.050%, 07/25/2035 (P)		91,366	92,759
Series 2005-A6, Class 2A1,
3.100%, 08/25/2035 (P)		81,472	80,513
MASTR Adjustable Rate Mortgages Trust,
Series 2003-6, Class 2A1
2.510%, 12/25/2033 (P)		165,077	161,052
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-3, Class 5A
0.454%, 11/25/2035 (P)		467,782	439,453
NCUA Guaranteed Notes Trust
Series 2010-R1, Class 1A,
0.653%, 10/07/2020 (P)		189,337	189,929

250

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Real Return Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
NCUA Guaranteed Notes Trust (continued)
Series 2010-R3, Class 2A,
0.763%, 12/08/2020 (P)		$244,445	$245,423
RBSCF Trust, Series 2010-RR4,
Class CMLA
6.005%, 12/16/2049 (P)(S)		100,000	117,775
Sequoia Mortgage Trust, Series 2007-3,
Class 1A1 0.403%, 07/20/2036 (P)		90,580	80,347
Structured Adjustable Rate
Mortgage Loan Trust
Series 2004-19, Class 2A1,
1.578%, 01/25/2035 (P)		122,318	91,788
Series 2004-1, Class 4A2,
2.586%, 02/25/2034 (P)		232,507	234,188
Series 2004-18, Class 5A,
5.500%, 12/25/2034 (P)		197,942	193,545
Structured Asset Mortgage
Investments, Inc., Series 2004-AR5,
Class 1A1 0.863%, 10/19/2034 (P)		162,234	160,730
Vornado DP LLC, Series 2010-VNO,
Class A2FX 4.004%, 09/13/2028 (S)		600,000	666,373
Wachovia Bank Commercial
Mortgage Trust, Series 2004-C14,
Class A4 5.088%, 08/15/2041 (P)		100,000	104,179
WaMu Mortgage Pass-
Through Certificates
Series 2005-AR15, Class A1A1,
0.464%, 11/25/2045 (P)		167,759	152,793
Series 2006-AR17, Class 1A1A,
0.987%, 12/25/2046 (P)		146,797	129,870
Series 2002-AR17, Class 1A,
1.377%, 11/25/2042 (P)		27,942	26,653
Series 2005-AR10, Class 3A1,
5.297%, 08/25/2035 (P)		17,629	17,497
Wells Fargo Mortgage Backed
Securities Trust, Series 2005-AR16,
Class 6A1 2.673%, 10/25/2035 (P)		352,453	336,154
U.S. Government Agency - 1.6%
Federal Home Loan Mortgage Corp.
Series 3172, Class FK,
0.653%, 08/15/2033 (P)		284,856	287,047
Series 278, Class F1,
0.653%, 09/15/2042 (P)		393,170	396,268
Series T-62, Class 1A1,
1.375%, 10/25/2044 (P)		605,914	602,768
Federal National Mortgage Association
Series 2006-118, Class A2,
0.244%, 12/25/2036 (P)		89,255	84,046
Series 2004-63, Class FA,
0.354%, 08/25/2034 (P)		116,048	113,727
Series 2003-W8, Class 3F2,
0.554%, 05/25/2042 (P)		73,418	73,421
Series 2013-M4, Class X1 IO,
4.124%, 02/25/2018		3,500,000	563,763

			2,121,040

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $10,463,251)			$10,579,609

ASSET BACKED SECURITIES - 4.2%
Aquilae CLO PLC, Series 2006-1X,
Class A 0.581%, 01/17/2023 (P)	EUR	189,299	235,770

Real Return Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

ASSET BACKED SECURITIES (continued)
Bear Stearns Asset Backed
Securities, Inc., Series 2006-AQ1,
Class 2A1 0.284%, 10/25/2036 (P)		$46,096	$44,737
Citibank Omni Master Trust,
Series 2009-A14A, Class A14
2.953%, 08/15/2018 (P)(S)		400,000	414,062
Equity One Asset Backed Securities, Inc.,
Series 2004-1, Class AV2
0.504%, 04/25/2034 (P)		84,135	68,827
HSBC Home Equity Loan Trust,
Series 2006-2, Class A1
0.353%, 03/20/2036 (P)		101,465	100,543
HSI Asset Securitization Corp. Trust,
Series 2006-HE1, Class 2A1
0.254%, 10/25/2036 (P)		6,268	3,080
Landmark V CDO, Ltd., Series 2005-1A,
Class A1L 0.587%, 06/01/2017 (P)(S)		82,052	81,643
LCM V LP, Series 5A, Class A1
0.512%, 03/21/2019 (P)(S)		600,000	584,493
Magnolia Funding, Ltd., Series 2010-1A,
Class A1 0.671%, 04/11/2021 (P)(S)	EUR	392,753	486,816
Nelnet Student Loan Trust, Series 2008-4,
Class A2 1.001%, 07/25/2018 (P)		$32,498	32,629
North Carolina State Education Assistance
Authority, Series 2011-2, Class A1
0.751%, 10/26/2020 (P)		152,480	152,620
Park Place Securities, Inc.,
Series 2005-WCW1, Class A1B
0.464%, 09/25/2035 (P)		30,826	29,949
Penta CLO SA, Series 2007-1X, Class A1
0.564%, 06/04/2024 (P)	EUR	193,661	236,475
RAAC Series Trust, Series 2006-SP4,
Class A2 0.374%, 11/25/2036 (P)		$343,580	340,143
RAMP Series Trust, Series 2006-RZ5,
Class A2 0.384%, 08/25/2046 (P)		623,341	575,090
SLM Student Loan Trust
Series 2010-C, Class A1,
1.853%, 12/15/2017 (P)(S)		42,052	42,191
Series 2009-CT, Class 1A,
2.350%, 04/15/2039 (P)(S)		128,468	129,171
Structured Asset Securities Corp.,
Series 2005-WF1, Class M1
0.644%, 02/25/2035 (P)		155,270	139,269
Symphony CLO III, Ltd., Series 2007-3A,
Class A1A 0.530%, 05/15/2019 (P)(S)		500,000	495,371
United States Small Business
Administration 5.902%, 02/10/2018		418,655	462,305
Venture VII CDO, Ltd., Series 2006-7A,
Class A1A 0.532%, 01/20/2022 (P)(S)		700,000	675,500
Wood Street CLO BV, Series II-A,
Class A1 0.587%, 03/29/2021 (P)(S)	EUR	157,250	195,853

TOTAL ASSET BACKED SECURITIES (Cost $5,483,103)			$5,526,537

PURCHASED OPTIONS - 0.0%
Put Options - 0.0%
Over the Counter USD Option on 30 Year
Interest Rate Swap. Receive a floating
rate based on 3-month LIBOR and pay
a fixed rate of 3.875% (Expiration
Date: 04/14/2014; Strike Price: $3.87,
Counterparty: Deutsche Bank AG) (I)		700,000	14,079

251

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

PURCHASED OPTIONS (continued)
Put Options (continued)
Over the Counter USD Option on 30 Year
Interest Rate Swap. Receive a floating
rate based on 3-month LIBOR and pay
a fixed rate of 75.00% (Expiration
Date: 06/20/2013; Strike Price: $75.00,
Counterparty: Deutsche Bank AG) (I) EUR	16,800,000	$0

		14,079

TOTAL PURCHASED OPTIONS (Cost $36,907)		$14,079

SHORT-TERM INVESTMENTS - 53.4%

U.S. GOVERNMENT - 0.0%
U.S. Treasury Bill 0.146%,
12/12/2013 * (D)	$23,000	$22,977
U.S. Government Agency - 2.3%
Federal Home Loan Bank Discount
Notes 0.103%, 04/05/2013 *	100,000	99,999
Federal Home Loan Mortgage Corp.
Discount Notes
0.160%, 02/04/2014 *	700,000	699,139
0.166%, 02/11/2014 *	1,600,000	1,597,946
0.168%, 01/15/2014 *	600,000	599,338

		2,996,422
Commercial Paper - 3.5%
Abbey National Bank 1.005%,
04/03/2013 *	400,000	399,978
Banco do Brasil SA 1.200%, 01/24/2014 *	900,000	891,166
Bank of Nova Scotia 0.056%,
03/27/2014 *	100,000	99,952
Santander UK PLC 2.225%, 04/02/2013 *	700,000	699,957
Standard Chartered Bank 0.959%,
10/01/2013 *	1,100,000	1,094,688
Xstrata PLC 0.470%, 04/01/2013 *	1,300,000	1,300,000

		4,485,741
Repurchase Agreement - 47.6%
Repurchase Agreement with Bank of
America dated 03/28/2013 at 0.210% to
be repurchased at $15,700,366 on
04/01/2013, collateralized by
$15,990,000 U.S. Treasury Notes,
0.625% due 05/31/2017 (valued at
$16,063,622, including interest)	15,700,000	15,700,000
Repurchase Agreement with Barclays
Capital dated 03/28/2013 at 0.210% to
be repurchased at $7,000,163 on
04/01/2013, collateralized by
$5,523,000 Treasury Inflation Protected
Securities, 2.000% due 01/15/2014
(valued at $7,152,506,
including interest)	7,000,000	7,000,000
Repurchase Agreement with Citigroup
dated 03/28/2012 at 0.220% to be
repurchased at $5,500,134 on
04/01/2012, collateralized by
$5,615,000 U.S Treasury Note, 0.125%
due 12/31/2013 (valued at $5,616,687,
including interest)	5,500,000	5,500,000

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT (continued)
Repurchase Agreement (continued)
Repurchase Agreement with JPMorgan
Chase & Company dated 03/28/2013 at
0.240% to be repurchased at
$12,300,328 on 04/01/2013,
collateralized by $12,420,000 Federal
home Loan Mortgage Corp., 1.000%
due 08/27/2014 (valued at $12,561,725,
including interest)	$12,300,000	$12,300,000
Repurchase Agreement with Morgan
Stanley dated 03/28/2013 at 0.220% to
be repurchased at $15,700,384 on
04/01/2013, collateralized by
$12,355,500 U.S. Treasury Bond,
4.500% due 05/15/2038 (valued at
$16,057,926, including interest)	15,700,000	15,700,000
Repurchase Agreement with Morgan
Stanley dated 03/28/2013 at 0.230% to
be repurchased at $5,500,141 on
04/01/2013, collateralized by
$5,500,141 Federal Farm Credit Bank,
0.250% due 01/30/2015 (valued at
$5,610,070, including interest)	5,500,000	5,500,000
Repurchase Agreement with State
Street Corp. dated 03/28/2013 at
0.010% to be repurchased at $606,001
on 04/01/2013, collateralized by
$620,000 U.S. Treasury Note, 0.250%
due 09/15/2015 (valued at $619,225,
including interest)	606,000	606,000

		62,306,000

TOTAL SHORT-TERM INVESTMENTS (Cost $69,810,740)		$69,811,140

Total Investments (Real Return Bond Trust)
(Cost $231,826,591) - 181.9%		$238,050,576
Other assets and liabilities, net - (81.9%)		(107,191,037)

TOTAL NET ASSETS - 100.0%		$130,859,539

Science & Technology Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.3%
Consumer Discretionary - 5.8%
Automobiles - 0.7%
Tesla Motors, Inc. (I)(L)	60,113	$2,277,682
Household Durables - 0.2%
iRobot Corp. (I)(L)	27,000	692,820
Internet & Catalog Retail - 4.9%
Amazon.com, Inc. (I)	32,590	8,684,909
Ctrip.com International, Ltd., ADR (I)(L)	39,900	853,062
Groupon, Inc. (I)(L)	105,800	647,496
Netflix, Inc. (I)	3,885	735,858
priceline.com, Inc. (I)	8,175	5,623,828
Vipshop Holdings, Ltd., ADR (I)	12,055	366,110

		16,911,263

		19,881,765

252

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Science & Technology Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care - 0.9%
Health Care Equipment & Supplies - 0.4%
Stryker Corp.	20,600	$1,343,944
Pharmaceuticals - 0.5%
Hospira, Inc. (I)	55,600	1,825,348

		3,169,292
Industrials - 1.1%
Construction & Engineering - 0.8%
Quanta Services, Inc. (I)	96,975	2,771,546
Professional Services - 0.3%
RPX Corp. (I)	63,200	891,752

		3,663,298
Information Technology - 85.7%
Communications Equipment - 10.2%
Acme Packet, Inc. (I)	26,200	765,564
Aruba Networks, Inc. (I)(L)	147,080	3,638,759
Cisco Systems, Inc.	636,310	13,305,242
F5 Networks, Inc. (I)	30,100	2,681,308
Finisar Corp. (I)(L)	127,300	1,679,087
JDS Uniphase Corp. (I)	118,000	1,577,660
Juniper Networks, Inc. (I)	44,852	831,556
Motorola Solutions, Inc.	28,620	1,832,539
Palo Alto Networks, Inc. (I)(L)	23,220	1,314,252
QUALCOMM, Inc.	69,885	4,678,801
Telefonaktiebolaget LM Ericsson, ADR (L)	210,900	2,657,340

		34,962,108
Computers & Peripherals - 13.3%
Apple, Inc.	44,470	19,683,756
Asustek Computer, Inc.	138,000	1,643,917
Dell, Inc.	624,500	8,949,085
Fusion-io, Inc. (I)(L)	112,490	1,841,461
Lenovo Group, Ltd.	1,394,000	1,388,344
NEC Corp.	278,000	742,967
NetApp, Inc. (I)	59,700	2,039,352
SanDisk Corp. (I)	96,065	5,283,575
Seagate Technology PLC	20,830	761,545
Synaptics, Inc. (I)(L)	67,300	2,738,437
Western Digital Corp.	8,505	427,631

		45,500,070
Electronic Equipment, Instruments & Components - 2.4%
Hirose Electric Company, Ltd.	4,300	567,468
IPG Photonics Corp. (L)	37,900	2,516,939
Jabil Circuit, Inc.	102,300	1,890,504
Keyence Corp.	1,700	522,264
RealD, Inc. (I)(L)	187,800	2,441,400
TPK Holding Company, Ltd.	4,000	79,848

		8,018,423
Internet Software & Services - 15.9%
Akamai Technologies, Inc. (I)	50,500	1,782,145
Angie’s List, Inc. (I)(L)	70,216	1,387,468
Baidu, Inc., ADR (I)(L)	101,350	8,888,395
Bitauto Holdings, Ltd., ADR (I)	14,600	145,270
Dropbox, Inc. (I)(R)	7,441	67,334
eBay, Inc. (I)	123,050	6,671,771
Facebook, Inc., Class A (I)(L)	115,755	2,961,013
Google, Inc., Class A (I)	26,300	20,882,989
LinkedIn Corp., Class A (I)	7,890	1,389,113
NetEase.com, Inc., ADR	56,985	3,121,068

Science & Technology Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
Qihoo 360 Technology
Company, Ltd., ADR (I)(L)	43,955	$1,302,387
RealNetworks, Inc. (I)	132,300	1,020,033
Renren, Inc., ADR (I)	745	2,153
SINA Corp. (I)	34,900	1,695,791
Yahoo!, Inc. (I)	88,790	2,089,229
Yandex NV, Class A (I)	45,305	1,047,452
Youku Tudou, Inc., Class A (I)	10	9

		54,453,620
IT Services - 5.6%
Accenture PLC, Class A	21,400	1,625,758
Automatic Data Processing, Inc. (L)	3,165	205,788
Cognizant Technology
Solutions Corp., Class A (I)	31,460	2,410,151
Computer Sciences Corp.	35,140	1,729,942
Fiserv, Inc. (I)	11,460	1,006,532
IBM Corp.	16,230	3,461,859
Mastercard, Inc., Class A	4,145	2,242,984
The Western Union Company	59,140	889,466
Vantiv, Inc., Class A (I)	23,200	550,768
Visa, Inc., Class A (L)	30,560	5,190,310

		19,313,558
Semiconductors & Semiconductor Equipment - 17.7%
Advanced Micro Devices, Inc. (I)(L)	236,600	603,330
Altera Corp.	94,600	3,355,462
Analog Devices, Inc.	51,170	2,378,893
Applied Materials, Inc.	394,500	5,317,860
ASML Holding NV, ADR (L)	500	34,005
Atmel Corp. (I)(L)	369,100	2,568,936
Avago Technologies, Ltd. (L)	71,735	2,576,721
Cree, Inc. (I)	16,000	875,360
First Solar, Inc. (I)(L)	62,900	1,695,784
Freescale Semiconductor, Ltd. (I)	105,405	1,569,480
Intersil Corp., Class A	99,700	868,387
KLA-Tencor Corp.	18,540	977,800
Lam Research Corp. (I)	51,255	2,125,032
Marvell Technology Group, Ltd.	294,940	3,120,465
Maxim Integrated Products, Inc.	39,730	1,297,185
MediaTek, Inc.	243,000	2,769,462
Mellanox Technologies, Ltd. (I)(L)	47,100	2,614,521
MEMC Electronic Materials, Inc. (I)(L)	140,500	618,200
Microchip Technology, Inc. (L)	61,665	2,266,805
Micron Technology, Inc. (I)	567,000	5,658,660
NVIDIA Corp.	327,500	4,198,550
NXP Semiconductor NV (I)	28,495	862,259
ON Semiconductor Corp. (I)	582,870	4,826,164
Samsung Electronics Company, Ltd.	410	558,421
Skyworks Solutions, Inc. (I)	17,165	378,145
STR Holdings, Inc. (I)(L)	195,300	423,801
Texas Instruments, Inc.	54,065	1,918,226
Tokyo Electron, Ltd.	17,300	737,652
Xilinx, Inc.	90,900	3,469,653

		60,665,219
Software - 20.6%
Activision Blizzard, Inc.	60,453	880,800
Adobe Systems, Inc. (I)	37,485	1,630,972
Aspen Technology, Inc. (I)	94,935	3,065,451
Autodesk, Inc. (I)	118,277	4,877,743
Check Point Software Technologies, Ltd. (I)(L)	52,500	2,466,975
Electronic Arts, Inc. (I)	45,886	812,182
Fortinet, Inc. (I)	105,715	2,503,331

253

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Science & Technology Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Intuit, Inc.	45,045	$2,957,204
Microsoft Corp.	669,085	19,142,522
Nintendo Company, Ltd.	23,000	2,488,959
Nuance Communications, Inc. (I)(L)	85,200	1,719,336
Oracle Corp.	249,590	8,071,741
QLIK Technologies, Inc. (I)	15,930	411,472
Red Hat, Inc. (I)	122,600	6,198,656
Salesforce.com, Inc. (I)(L)	35,925	6,424,468
ServiceNow, Inc. (I)(L)	71,200	2,577,440
Silver Spring Networks, Inc. (I)(L)	3,700	64,121
Silver Spring Networks, Inc.
(Frankfurt Exchange) (I)	22,705	357,046
Symantec Corp. (I)	86,235	2,128,280
Workday, Inc., Class A (I)	29,872	1,841,011

		70,619,710

		293,532,708
Materials - 0.5%
Chemicals - 0.5%
Monsanto Company	8,075	852,962
Nitto Denko Corp.	12,300	739,134

		1,592,096

		1,592,096
Telecommunication Services - 0.3%
Diversified Telecommunication Services - 0.3%
China Unicom Hong Kong, Ltd. (I)	928,000	1,241,363

TOTAL COMMON STOCKS (Cost $301,369,279)		$323,080,522

PREFERRED SECURITIES - 1.1%
Information Technology - 1.1%
Internet Software & Services - 1.1%
Coupon.com, Inc. (I)(R)	85,758	235,552
Dropbox, Inc., Series A (I)(R)	9,241	83,623
Dropbox, Inc., Series A1 (I)(R)	89,006	805,424
Twitter, Inc., Series E (I)(R)	125,031	2,048,008
Workday Inc. (I)	9,053	553,646

		3,726,253

		3,726,253

TOTAL PREFERRED SECURITIES (Cost $1,813,674)		$3,726,253

SECURITIES LENDING COLLATERAL - 11.4%
John Hancock Collateral
Investment Trust, 0.2481% (W)(Y)	3,901,774	39,051,683

TOTAL SECURITIES LENDING
COLLATERAL (Cost $39,051,154)		$39,051,683

SHORT-TERM INVESTMENTS - 4.4%
Money Market Funds - 2.9%
State Street Institutional U.S. Government
Money Market Fund, 0.0241% (Y)	$543,013	$543,013
T.Rowe Price Prime Reserve
Fund, 0.0959% (Y)	9,329,942	9,329,942

		9,872,955

Science & Technology Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement - 1.5%
Repurchase Agreement with State Street Corp.
dated 03/28/2013 at 0.010% to be
repurchased at $5,057,006 on 04/01/2013,
collateralized by $5,165,000 U.S. Tresaury
Notes, 0.250% due 09/15/2015 (valued
at $5,158,544)	$5,057,000	$5,057,000

TOTAL SHORT-TERM INVESTMENTS (Cost $14,929,955)		$14,929,955

Total Investments (Science & Technology Trust)
(Cost $357,164,062) - 111.2%		$380,788,413
Other assets and liabilities, net - (11.2%)		(38,274,551)

TOTAL NET ASSETS - 100.0%		$342,513,862

Short Term Government Income Trust
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 89.4%
U.S. Government - 16.7%
U.S. Treasury Notes
0.500%, 07/31/2017	$16,285,000	$16,197,208
0.625%, 08/31/2017 to 11/30/2017	18,020,000	17,986,651
0.875%, 12/31/2016	5,560,000	5,636,450
1.000%, 08/31/2016	5,840,000	5,949,500
1.250%, 09/30/2015	8,010,000	8,198,988
2.000%, 04/30/2016	5,275,000	5,536,687
2.125%, 05/31/2015	22,370,000	23,261,310
2.500%, 04/30/2015	9,425,000	9,861,641

		92,628,435
U.S. Government Agency - 72.7%
Federal Agricultural Mortgage Corp.
2.000%, 07/27/2016	17,804,000	18,618,141
2.125%, 09/15/2015	16,420,000	16,999,987
2.375%, 07/22/2015	20,010,000	20,879,435
5.125%, 04/19/2017 (S)	20,785,000	24,253,060
Federal Farm Credit Bank
0.900%, 12/26/2017	7,925,000	7,912,098
0.970%, 09/05/2017	8,305,000	8,324,018
1.100%, 06/20/2017	8,670,000	8,688,727
1.240%, 11/13/2018	19,775,000	19,745,871
Federal Home Loan Bank
1.000%, 08/21/2017 to 10/16/2017	38,355,000	38,357,940
1.130%, 03/27/2018	11,500,000	11,534,086
1.150%, 07/25/2018	14,235,000	14,231,811
2.125%, 06/10/2016	4,000,000	4,207,892
Federal Home Loan Mortgage Corp.
1.200%, 03/20/2018	5,670,000	5,661,710
2.197%, 09/01/2042 (P)	2,107,573	2,181,187
2.835%, 11/01/2033 (P)	34,762	37,380
3.008%, 01/01/2037 (P)	494,917	527,023
4.281%, 09/01/2039 (P)	656,160	697,249
5.500%, 11/01/2035	373,545	407,339
6.000%, 11/01/2028 to 12/01/2028	154,877	170,578
6.500%, 11/01/2037 to 09/01/2039	1,917,227	2,140,327
7.000%, 04/01/2018 to 06/01/2032	334,852	392,755
9.500%, 08/01/2020	24,463	28,154
12.000%, 07/01/2020	1,064	1,125

254

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Short Term Government Income Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association
0.500%, 07/02/2015	$6,000,000	$6,018,624
0.580%, 04/25/2016	7,700,000	7,693,912
0.625%, 11/14/2016	5,220,000	5,220,893
0.650%, 04/30/2015	17,015,000	17,020,802
1.000%, 12/12/2017 to 12/28/2017	8,630,000	8,628,175
2.270%, 09/01/2033 (P)	184,834	196,190
2.330%, 09/01/2041 (P)	7,600,933	7,932,706
2.438%, 04/01/2042 (P)	5,894,439	6,148,796
2.494%, 02/01/2042 (P)	8,708,669	9,122,244
2.602%, 02/01/2042 (P)	6,583,958	6,897,131
3.427%, 07/01/2039 (P)	23,054	24,386
4.183%, 05/01/2034 (P)	82,841	86,946
4.866%, 04/01/2048 (P)	14,569	15,549
5.000%, 04/01/2019 to 03/01/2025	1,564,529	1,687,064
5.500%, 04/01/2018 to 08/01/2040	8,939,856	9,809,876
6.000%, 10/01/2036 to 05/01/2037	5,024,639	5,512,007
6.500%, 02/01/2026 to 01/01/2039	14,196,411	15,832,118
7.000%, 07/01/2022 to 07/01/2034	890,416	1,024,068
7.500%, 09/01/2029 to 02/01/2031	184,896	215,961
8.000%, 07/01/2014 to 03/01/2033	329,306	391,049
8.500%, 08/01/2019	72,474	81,649
9.000%, 05/01/2021	262	267
11.500%, 09/15/2013 to 09/01/2019	1,868	1,939
12.000%, 10/01/2015 to 04/20/2016	15,483	16,660
12.500%, 09/20/2015	1,979	2,128
Government National Mortgage Association
3.000%, 07/20/2041 (P)	12,165,376	12,891,248
3.500%, 07/20/2041 (P)	14,352,081	15,340,022
3.750%, 10/20/2039 (P)	1,152,155	1,214,426
4.000%, 10/20/2039 (P)	443,977	471,614
5.000%, 03/20/2040	163,219	181,537
6.000%, 09/15/2038 to 01/20/2039	783,970	882,388
6.500%, 02/15/2034 to 09/15/2034	480,387	552,625
7.500%, 02/15/2022 to 12/15/2027	172,382	200,724
8.000%, 12/15/2025	79,692	90,310
8.500%, 11/15/2015 to 06/15/2025	197,959	229,156
Tennessee Valley Authority
4.375%, 06/15/2015	20,195,000	21,967,293
4.500%, 04/01/2018	10,349,000	12,134,151
4.875%, 12/15/2016	8,501,000	9,811,540
5.500%, 07/18/2017	9,413,000	11,291,110

		402,837,177

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $490,356,413)		$495,465,612

COLLATERALIZED MORTGAGE
OBLIGATIONS - 7.5%
U.S. Government Agency - 7.5%
Federal Home Loan Mortgage Corp.
Series K022, Class X1 IO,
1.309%, 07/25/2022	11,689,530	1,116,338
Series K017, Class X1 IO,
1.454%, 12/25/2021	5,710,633	563,651
Series K708, Class X1 IO,
1.512%, 01/25/2019	11,508,099	881,555
Series K709, Class X1 IO,
1.546%, 03/25/2019	6,757,587	533,964
Series K707, Class X1 IO,
1.559%, 12/25/2018	5,070,657	389,548
Series K706, Class X1 IO,
1.594%, 10/25/2018	15,693,948	1,216,579

Short Term Government Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series K711, Class X1 IO,
1.711%, 07/25/2019	$16,307,421	$1,479,279
Series K710, Class X1 IO,
1.784%, 05/25/2019	5,316,892	494,359
Series 4094, Class QA,
3.000%, 11/15/2039	14,139,827	15,065,830
Series 3956, Class DJ,
3.250%, 10/15/2036	4,913,628	5,034,503
Series 2525, Class AM,
4.500%, 04/15/2032	692,679	790,080
Series 3499, Class PA,
4.500%, 08/15/2036	705,008	738,228
Series 3947, Class PA,
4.500%, 01/15/2041	1,210,861	1,344,231
Federal National Mortgage Association
Series 2012-110, Class MA,
3.000%, 07/25/2041	2,656,200	2,861,901
Series 2003-W14, Class 2A,
3.424%, 01/25/2043 (P)	876,705	947,218
Series 2011-146, Class MA,
3.500%, 08/25/2041	6,891,486	7,442,494
Government National Mortgage Association,
Series 2012-114, Class IO
1.027%, 01/16/2053	4,068,633	398,940

		41,298,698

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $37,190,634)		$41,298,698

PREFERRED SECURITIES - 0.0%
Financials - 0.0%
Federal Home Loan Mortgage Corp., Series Z
(Higher of 3 month LIBOR + 4.160% or
7.875%), 7.875% (I)	39,750	131,970
Federal National Mortgage Association,
Series S (Higher of 3 month
LIBOR + 4.230% or 7.750%), 7.750% (I)	28,575	92,869

		224,839

TOTAL PREFERRED SECURITIES (Cost $1,708,125)		$224,839

SHORT-TERM INVESTMENTS - 3.8%

REPURCHASE AGREEMENT - 3.8%
Repurchase Agreement with State Street Corp.
dated 03/28/2013 at 0.010% to be
repurchased at $21,049,023 on 04/01/2013,
collateralized by $21,180,000 Federal Home
Loan Mortgage Corporation 3.000% due
07/10/2019 (valued at $21,471,225,
including interest)	$21,049,000	$21,049,000

TOTAL SHORT-TERM INVESTMENTS (Cost $21,049,000)		$21,049,000

Total Investments (Short Term Government Income Trust)
(Cost $550,304,172) - 100.7%		$558,038,149
Other assets and liabilities, net - (0.7%)		(4,058,740)

TOTAL NET ASSETS - 100.0%		$553,979,409

255

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Growth Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.1%
Consumer Discretionary - 20.1%
Auto Components - 2.3%
Allison Transmission Holdings, Inc.	178,410	$4,283,624
Tenneco, Inc. (I)(L)	143,162	5,627,698

		9,911,322
Hotels, Restaurants & Leisure - 3.9%
AFC Enterprises, Inc. (I)	57,312	2,082,145
Bloomin’ Brands, Inc. (I)(L)	203,010	3,627,787
Buffalo Wild Wings, Inc. (I)(L)	40,030	3,503,826
Burger King Worldwide, Inc. (L)	186,400	3,560,240
The Cheesecake Factory, Inc. (L)	100,482	3,879,610

		16,653,608
Household Durables - 1.1%
iRobot Corp. (I)(L)	71,900	1,844,954
Standard Pacific Corp. (I)(L)	358,220	3,095,021

		4,939,975
Internet & Catalog Retail - 1.6%
HomeAway, Inc. (I)	94,350	3,066,375
HSN, Inc.	70,550	3,870,373

		6,936,748
Media - 2.0%
Pandora Media, Inc. (I)(L)	348,910	4,940,566
Shutterstock, Inc. (I)(L)	78,820	3,545,324

		8,485,890
Specialty Retail - 5.4%
DSW, Inc., Class A	57,440	3,664,672
Five Below, Inc. (I)	60,980	2,310,532
Francesca’s Holdings Corp. (I)(L)	128,610	3,685,963
Hibbett Sports, Inc. (I)(L)	56,300	3,168,001
Pier 1 Imports, Inc. (L)	199,193	4,581,439
rue21, Inc. (I)(L)	108,269	3,182,026
Urban Outfitters, Inc. (I)	59,810	2,317,039

		22,909,672
Textiles, Apparel & Luxury Goods - 3.8%
Hanesbrands, Inc. (I)(L)	92,632	4,220,314
Quiksilver, Inc. (I)(L)	264,168	1,603,500
Samsonite International SA	2,413,200	6,032,844
Steven Madden, Ltd. (I)	102,570	4,424,870

		16,281,528

		86,118,743
Consumer Staples - 2.7%
Food & Staples Retailing - 0.8%
Casey’s General Stores, Inc. (L)	57,510	3,352,833
Household Products - 1.0%
Spectrum Brands Holdings, Inc.	73,560	4,162,760
Personal Products - 0.9%
Elizabeth Arden, Inc. (I)(L)	100,467	4,043,797

		11,559,390
Energy - 6.4%
Energy Equipment & Services - 2.5%
Atwood Oceanics, Inc. (I)(L)	54,934	2,886,232
Patterson-UTI Energy, Inc. (L)	129,440	3,085,850
Trican Well Service, Ltd.	311,490	4,568,786

		10,540,868
Oil, Gas & Consumable Fuels - 3.9%
Gulfport Energy Corp. (I)	56,800	2,603,144

Small Cap Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Painted Pony Petroleum, Ltd., Class A (I)	300,440	$3,013,716
Rex Energy Corp. (I)(L)	170,560	2,810,829
Rosetta Resources, Inc. (I)(L)	64,900	3,087,942
SemGroup Corp., Class A (I)	99,420	5,142,002

		16,657,633

		27,198,501
Financials - 4.7%
Capital Markets - 1.4%
Financial Engines, Inc. (L)	80,620	2,920,056
Virtus Investment Partners, Inc. (I)	7,087	1,320,166
WisdomTree Investments, Inc. (I)	168,600	1,753,440

		5,993,662
Commercial Banks - 0.2%
East West Bancorp, Inc.	42,203	1,083,351
Real Estate Investment Trusts - 2.4%
Pebblebrook Hotel Trust	196,977	5,080,037
Potlatch Corp.	114,242	5,239,138

		10,319,175
Real Estate Management & Development - 0.1%
Countrywide PLC (I)	50,200	297,478
Thrifts & Mortgage Finance - 0.6%
Ocwen Financial Corp. (I)	67,050	2,542,536

		20,236,202
Health Care - 12.9%
Biotechnology - 6.6%
Algeta ASA (I)(L)	59,054	1,987,465
Arena Pharmaceuticals, Inc. (I)(L)	224,490	1,843,063
AVEO Pharmaceuticals, Inc. (I)(L)	164,150	1,206,503
Cubist Pharmaceuticals, Inc. (I)	64,520	3,020,826
Exelixis, Inc. (I)(L)	347,590	1,605,866
Immunogen, Inc. (I)(L)	138,850	2,229,931
Incyte Corp. (I)(L)	104,280	2,441,195
Ironwood Pharmaceuticals, Inc. (I)(L)	210,630	3,852,423
NPS Pharmaceuticals, Inc. (I)(L)	236,590	2,410,852
Onyx Pharmaceuticals, Inc. (I)(L)	31,910	2,835,523
Rigel Pharmaceuticals, Inc. (I)	176,300	1,197,077
Seattle Genetics, Inc. (I)(L)	104,600	3,714,346

		28,345,070
Health Care Equipment & Supplies - 1.3%
HeartWare International, Inc. (I)(L)	27,865	2,464,102
Insulet Corp. (I)(L)	119,600	3,092,856

		5,556,958
Health Care Providers & Services - 2.2%
Air Methods Corp. (L)	73,510	3,546,122
Team Health Holdings, Inc. (I)	71,210	2,590,620
WellCare Health Plans, Inc. (I)	53,230	3,085,211

		9,221,953
Life Sciences Tools & Services - 1.1%
Covance, Inc. (I)	61,730	4,587,774
Pharmaceuticals - 1.7%
Salix Pharmaceuticals, Ltd. (I)	62,890	3,218,710
The Medicines Company (I)(L)	124,200	4,150,764

		7,369,474

		55,081,229

256

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrials - 18.6%
Aerospace & Defense - 3.6%
DigitalGlobe, Inc. (I)	260,133	$7,520,445
Moog, Inc., Class A (I)	85,622	3,924,056
Teledyne Technologies, Inc. (I)	48,223	3,782,612

		15,227,113
Airlines - 1.7%
Spirit Airlines, Inc. (I)	291,860	7,401,570
Building Products - 1.5%
Apogee Enterprises, Inc.	71,394	2,066,856
Armstrong World Industries, Inc. (I)	44,878	2,508,231
Owens Corning, Inc. (I)	51,020	2,011,719

		6,586,806
Commercial Services & Supplies - 0.6%
Performant Financial Corp. (I)	217,000	2,664,760
Electrical Equipment - 1.9%
Acuity Brands, Inc.	42,980	2,980,663
Polypore International, Inc. (I)(L)	124,030	4,983,525

		7,964,188
Machinery - 1.7%
Altra Holdings, Inc.	34,900	949,978
Briggs & Stratton Corp. (L)	155,870	3,865,576
Middleby Corp. (I)(L)	14,550	2,213,783

		7,029,337
Professional Services - 2.5%
On Assignment, Inc. (I)	122,160	3,091,870
TrueBlue, Inc. (I)	102,094	2,158,267
WageWorks, Inc. (I)	215,720	5,399,472

		10,649,609
Road & Rail - 2.9%
Avis Budget Group, Inc. (I)(L)	130,290	3,625,971
Landstar System, Inc.	70,360	4,016,852
Old Dominion Freight Line, Inc. (I)	125,885	4,808,807

		12,451,630
Trading Companies & Distributors - 2.2%
Applied Industrial Technologies, Inc.	70,400	3,168,000
DXP Enterprises, Inc. (I)	21,294	1,590,662
WESCO International, Inc. (I)(L)	65,013	4,720,594

		9,479,256

		79,454,269
Information Technology - 26.0%
Communications Equipment - 3.2%
Aruba Networks, Inc. (I)(L)	103,080	2,550,199
Ixia (I)(L)	169,970	3,678,151
JDS Uniphase Corp. (I)	325,170	4,347,523
Palo Alto Networks, Inc. (I)(L)	53,070	3,003,762

		13,579,635
Electronic Equipment, Instruments & Components - 1.3%
Coherent, Inc.	8,560	485,694
IPG Photonics Corp. (L)	25,200	1,673,532
Rogers Corp. (I)	72,840	3,468,641

		5,627,867
Internet Software & Services - 5.6%
Cornerstone OnDemand, Inc. (I)	65,190	2,222,979
CoStar Group, Inc. (I)(L)	23,386	2,559,832
Dealertrack Technologies, Inc. (I)(L)	128,830	3,785,025
IAC/InterActiveCorp	82,590	3,690,121

Small Cap Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
LivePerson, Inc. (I)	203,266	$2,760,352
Trulia, Inc. (I)(L)	129,900	4,076,262
Web.com Group, Inc. (I)(L)	291,450	4,977,966

		24,072,537
IT Services - 2.6%
Heartland Payment Systems, Inc. (L)	82,950	2,734,862
Virtusa Corp. (I)	55,300	1,313,928
WEX, Inc. (I)(L)	48,230	3,786,055
WNS Holdings, Ltd., ADR (I)	209,600	3,089,504

		10,924,349
Semiconductors & Semiconductor Equipment - 1.5%
Lattice Semiconductor Corp. (I)	654,823	3,568,785
Ultratech, Inc. (I)	75,040	2,966,331

		6,535,116
Software - 11.8%
Cadence Design Systems, Inc. (I)(L)	368,030	5,126,658
Concur Technologies, Inc. (I)(L)	64,660	4,439,556
Fair Isaac Corp.	106,590	4,870,097
FleetMatics Group PLC (I)	151,920	3,684,060
Imperva, Inc. (I)(L)	136,164	5,242,314
MICROS Systems, Inc. (I)(L)	92,540	4,211,495
PTC, Inc. (I)	123,391	3,145,237
ServiceNow, Inc. (I)(L)	129,460	4,686,452
Solera Holdings, Inc.	88,810	5,180,287
Splunk, Inc. (I)	81,830	3,275,655
TIBCO Software, Inc. (I)	106,720	2,157,878
Verint Systems, Inc. (I)	124,500	4,550,475

		50,570,164

		111,309,668
Materials - 5.7%
Chemicals - 1.4%
Methanex Corp.	143,220	5,819,029
Construction Materials - 1.1%
Headwaters, Inc. (I)	431,600	4,704,440
Containers & Packaging - 0.8%
Packaging Corp. of America	78,030	3,501,206
Paper & Forest Products - 2.4%
KapStone Paper and Packaging Corp.	219,920	6,113,776
Louisiana-Pacific Corp. (I)	190,880	4,123,008

		10,236,784

		24,261,459

TOTAL COMMON STOCKS (Cost $343,367,444)		$415,219,461

INVESTMENT COMPANIES - 1.2%
Financials - 1.2%
iShares Russell 2000 Growth Index Fund (L)	47,900	5,161,225

TOTAL INVESTMENT COMPANIES (Cost $4,956,731)		$5,161,225

SECURITIES LENDING COLLATERAL - 28.1%
John Hancock Collateral
Investment Trust, 0.2481% (W)(Y)	12,011,250	120,216,997

TOTAL SECURITIES LENDING
COLLATERAL (Cost $120,209,735)		$120,216,997

257

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 0.1%
Repurchase Agreement - 0.1%
Deutsche Bank Tri-Party Repurchase
Agreement dated 03/28/2013 at 0.250% to
be repurchased at $600,017 on 04/01/2013,
collateralized by $585,998 Government
National Mortgage Association, 2.290% due
02/15/2048 (valued at $612,000
including interest)	$600,000	$600,000

TOTAL SHORT-TERM INVESTMENTS (Cost $600,000)		$600,000

Total Investments (Small Cap Growth Trust)
(Cost $469,133,910) - 126.5%		$541,197,683
Other assets and liabilities, net - (26.5%)		(113,383,508)

TOTAL NET ASSETS - 100.0%		$427,814,175

Small Cap Index Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.2%
Consumer Discretionary - 13.1%
Auto Components - 0.9%
American Axle &
Manufacturing Holdings, Inc. (I)	17,411	$237,660
Cooper Tire & Rubber Company	16,037	411,509
Dana Holding Corp.	38,173	680,625
Dorman Products, Inc. (L)	6,328	235,465
Drew Industries, Inc.	4,909	178,246
Exide Technologies (I)	21,709	58,614
Federal-Mogul Corp. (I)	4,917	29,650
Fuel Systems Solutions, Inc. (I)	3,895	64,151
Gentherm, Inc. (I)	8,001	131,056
Modine Manufacturing Company (I)	12,182	110,856
Spartan Motors, Inc. (L)	9,318	49,479
Standard Motor Products, Inc.	5,185	143,728
Stoneridge, Inc. (I)	8,090	61,727
Superior Industries International, Inc. (L)	5,903	110,268
Tenneco, Inc. (I)	15,699	617,128

		3,120,162
Automobiles - 0.0%
Winnebago Industries, Inc. (I)(L)	7,607	157,008
Commercial Services & Supplies - 0.0%
Actrade Financial Technologies, Ltd. (I)	340	0
Distributors - 0.2%
Core-Mark Holding Company, Inc.	3,000	153,930
Pool Corp.	12,248	587,904
VOXX International Corp. (I)	5,132	54,964
Weyco Group, Inc.	1,757	43,064

		839,862
Diversified Consumer Services - 1.1%
American Public Education, Inc. (I)(L)	4,682	163,355
Ascent Capital Group, Inc., Class A (I)	3,716	276,619
Bridgepoint Education, Inc. (I)(L)	4,836	49,472
Capella Education Company (I)	3,338	103,945
Career Education Corp. (I)(L)	13,492	31,976
Carriage Services, Inc.	4,388	93,245
Coinstar, Inc. (I)(L)	8,066	471,216
Corinthian Colleges, Inc. (I)(L)	20,956	44,008

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Consumer Services (continued)
Education Management Corp. (I)(L)	7,744	$28,420
Grand Canyon Education, Inc. (I)	10,362	263,091
Hillenbrand, Inc.	14,269	360,720
K12, Inc. (I)(L)	6,986	168,432
Lifelock, Inc. (I)	4,811	46,330
Lincoln Educational Services Corp.	6,972	40,856
Mac-Gray Corp.	3,347	42,842
Matthews International Corp., Class A (L)	7,377	257,384
Regis Corp. (L)	14,820	269,576
Sotheby’s	17,454	652,954
Steiner Leisure, Ltd. (I)	3,936	190,345
Stewart Enterprises, Inc., Class A (L)	19,517	181,313
Strayer Education, Inc. (L)	3,112	150,559
Universal Technical Institute, Inc.	5,836	73,709

		3,960,367
Hotels, Restaurants & Leisure - 3.0%
AFC Enterprises, Inc. (I)	6,430	233,602
Ameristar Casinos, Inc.	8,669	227,388
Biglari Holdings, Inc. (I)	321	119,794
BJ’s Restaurants, Inc. (I)(L)	6,447	214,556
Bloomin’ Brands, Inc. (I)	4,862	86,884
Bluegreen Corp. (I)	4,036	39,714
Bob Evans Farms, Inc.	7,638	325,532
Boyd Gaming Corp. (I)(L)	14,808	122,462
Bravo Brio Restaurant Group, Inc. (I)	5,525	87,461
Buffalo Wild Wings, Inc. (I)(L)	4,796	419,794
Caesars Entertainment Corp. (I)(L)	10,063	159,599
CEC Entertainment, Inc.	4,900	160,475
Churchill Downs, Inc.	3,394	237,716
Chuy’s Holdings, Inc. (I)	1,898	61,837
Cracker Barrel Old Country Store, Inc.	4,987	403,199
Denny’s Corp. (I)	25,938	149,662
DineEquity, Inc.	3,994	274,747
Domino’s Pizza, Inc.	14,948	768,896
Fiesta Restaurant Group, Inc. (I)	4,449	118,210
International Speedway Corp., Class A (L)	7,073	231,146
Interval Leisure Group, Inc.	10,266	223,183
Isle of Capri Casinos, Inc. (I)	6,847	43,068
Jack in the Box, Inc. (I)(L)	11,488	397,370
Jamba, Inc. (I)	22,098	62,979
Krispy Kreme Doughnuts, Inc. (I)	15,553	224,585
Life Time Fitness, Inc. (I)(L)	11,017	471,307
Luby’s, Inc. (I)	5,439	40,684
Marcus Corp.	5,375	67,134
Marriott Vacations Worldwide Corp. (I)	6,811	292,260
Morgans Hotel Group Company (I)	6,826	40,410
Multimedia Games Holding Company, Inc. (I)	7,322	152,810
Nathan’s Famous, Inc. (I)	908	38,363
Orient-Express Hotels, Ltd., Class A (I)	25,087	247,358
Papa John’s International, Inc. (I)	4,682	289,441
Pinnacle Entertainment, Inc. (I)	15,416	225,382
Red Lion Hotels Corp. (I)	4,392	31,227
Red Robin Gourmet Burgers, Inc. (I)	3,908	178,205
Ruby Tuesday, Inc. (I)	17,009	125,356
Ruth’s Hospitality Group, Inc. (I)(L)	9,751	93,025
Scientific Games Corp., Class A (I)	14,032	122,780
SHFL Entertainment, Inc. (I)	14,466	239,702
Six Flags Entertainment Corp.	10,188	738,426
Sonic Corp. (I)(L)	15,085	194,295
Speedway Motorsports, Inc.	3,115	56,039
Texas Roadhouse, Inc.	16,435	331,823
The Cheesecake Factory, Inc. (L)	13,964	539,150
Town Sports International Holdings, Inc.	6,632	62,739

258

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Vail Resorts, Inc. (L)	9,261	$577,146
WMS Industries, Inc. (I)	14,298	360,453

		10,909,374
Household Durables - 1.1%
American Greetings Corp., Class A (L)	8,314	133,855
Bassett Furniture Industries, Inc.	3,281	52,365
Beazer Homes USA, Inc. (I)(L)	6,502	102,992
Blyth, Inc. (L)	2,860	49,650
Cavco Industries, Inc. (I)	1,855	88,242
CSS Industries, Inc.	2,732	70,950
Ethan Allen Interiors, Inc. (L)	6,270	206,408
Flexsteel Industries, Inc.	1,404	34,735
Helen of Troy, Ltd. (I)	8,098	310,639
Hooker Furniture Corp. (L)	2,915	46,465
Hovnanian Enterprises, Inc., Class A (I)(L)	27,464	158,467
iRobot Corp. (I)(L)	7,234	185,624
KB Home	20,000	435,400
La-Z-Boy, Inc.	13,450	253,802
Libbey, Inc. (I)	5,495	106,218
Lifetime Brands, Inc.	2,759	31,480
M/I Homes, Inc. (I)(L)	5,573	136,260
MDC Holdings, Inc.	9,829	360,233
Meritage Homes Corp. (I)	7,902	370,288
NACCO Industries, Inc., Class A	1,419	75,718
Skullcandy, Inc. (I)	4,811	25,402
Standard Pacific Corp. (I)	30,086	259,943
The Ryland Group, Inc. (L)	11,513	479,171
Universal Electronics, Inc. (I)	3,921	91,163
Zagg, Inc. (I)(L)	7,092	51,630

		4,117,100
Internet & Catalog Retail - 0.4%
1-800-Flowers.com, Inc., Class A (I)	7,697	38,254
Blue Nile, Inc. (I)(L)	3,230	111,274
HSN, Inc.	9,152	502,079
Kayak Software Corp. (I)	966	38,601
Nutrisystem, Inc. (L)	7,789	66,051
Overstock.com, Inc. (I)(L)	3,170	39,054
PetMed Express, Inc.	5,448	73,085
Shutterfly, Inc. (I)(L)	9,272	409,544
Vitacost.com, Inc. (I)(L)	6,281	45,412

		1,323,354
Leisure Equipment & Products - 0.5%
Arctic Cat, Inc. (I)	3,317	144,953
Black Diamond, Inc. (I)	6,155	56,072
Brunswick Corp. (L)	23,080	789,798
Callaway Golf Company	17,314	114,619
JAKKS Pacific, Inc. (L)	6,181	64,839
Johnson Outdoors, Inc., Class A (I)	1,814	43,246
LeapFrog Enterprises, Inc. (I)(L)	13,292	113,780
Smith & Wesson Holding Corp. (I)(L)	16,936	152,424
Steinway Musical Instruments, Inc. (I)	2,013	48,352
Sturm Ruger & Company, Inc. (L)	4,963	251,773

		1,779,856
Media - 1.3%
Arbitron, Inc.	6,860	321,528
Belo Corp., Class A	24,725	243,047
Carmike Cinemas, Inc. (I)	4,746	85,998
Central European Media
Enterprises, Ltd., Class A (I)(L)	9,886	41,719
Cumulus Media, Inc., Class A (I)(L)	17,328	58,395
Digital Generation, Inc. (I)(L)	7,426	47,749

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
Entercom
Communications Corp., Class A (I)(L)	7,201	$53,575
Fisher Communications, Inc.	2,494	97,865
Global Sources, Ltd. (I)	5,169	39,078
Harte-Hanks, Inc.	12,123	94,438
Journal Communications, Inc., Class A (I)	11,512	77,361
LIN TV Corp., Class A (I)	8,270	90,887
Lions Gate Entertainment Corp. (I)	21,591	513,218
Live Nation Entertainment, Inc. (I)(L)	36,232	448,190
MDC Partners, Inc., Class A (L)	7,029	113,659
Meredith Corp. (L)	9,323	356,698
National CineMedia, Inc.	14,814	233,765
Nexstar Broadcasting Group, Inc., Class A	3,192	57,456
Outdoor Channel Holdings, Inc.	4,655	41,523
ReachLocal, Inc. (I)(L)	2,883	43,130
Reading International, Inc., Class A (I)	5,113	28,633
Rentrak Corp. (I)	2,624	57,676
Saga Communications, Inc., Class A	1,314	60,786
Scholastic Corp. (L)	6,768	180,367
Shutterstock, Inc. (I)(L)	1,483	66,705
Sinclair Broadcast Group, Inc., Class A	13,359	270,386
The EW Scripps Company, Class A (I)	8,240	99,127
The McClatchy Company, Class A (I)(L)	15,786	45,779
The New York Times Company, Class A (I)	35,549	348,380
Valassis Communications, Inc. (L)	10,355	309,304
World Wrestling
Entertainment, Inc., Class A (L)	7,429	65,524

		4,591,946
Multiline Retail - 0.2%
Fred’s, Inc., Class A (L)	9,478	129,659
Gordmans Stores, Inc. (I)	2,613	30,598
Saks, Inc. (I)(L)	28,398	325,725
The Bon-Ton Stores, Inc. (L)	3,408	44,304
Tuesday Morning Corp. (I)	10,846	84,165

		614,451
Specialty Retail - 3.2%
Aeropostale, Inc. (I)(L)	21,055	286,348
America’s Car-Mart, Inc. (I)	2,087	97,546
ANN, Inc. (I)	12,560	364,491
Asbury Automotive Group, Inc. (I)	7,165	262,884
Barnes & Noble, Inc. (I)(L)	7,392	121,598
bebe stores, Inc.	10,606	44,227
Big 5 Sporting Goods Corp.	4,516	70,495
Body Central Corp. (I)	4,592	43,165
Brown Shoe Company, Inc. (L)	10,971	175,536
Cabela’s, Inc. (I)(L)	12,055	732,703
Citi Trends, Inc. (I)	4,121	42,158
Conn’s, Inc. (I)(L)	4,369	156,847
Destination Maternity Corp.	3,522	82,415
Destination XL Group, Inc. (I)	11,991	61,034
Express, Inc. (I)	23,176	412,765
Five Below, Inc. (I)(L)	2,870	108,744
Francesca’s Holdings Corp. (I)(L)	9,027	258,714
Genesco, Inc. (I)	6,285	377,666
Group 1 Automotive, Inc. (L)	5,859	351,950
Haverty Furniture Companies, Inc.	5,033	103,478
hhgregg, Inc. (I)	4,185	46,244
Hibbett Sports, Inc. (I)(L)	6,756	380,160
Hot Topic, Inc. (L)	10,865	150,806
Jos A. Bank Clothiers, Inc. (I)(L)	7,130	284,487
Kirkland’s, Inc. (I)	3,900	44,694
Lithia Motors, Inc., Class A	5,537	262,897

259

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Lumber Liquidators Holdings, Inc. (I)	7,071	$496,526
MarineMax, Inc. (I)	5,499	74,731
Mattress Firm Holding Corp. (I)	2,849	98,404
Monro Muffler Brake, Inc. (L)	7,900	313,709
New York & Company, Inc. (I)	7,774	31,796
Office Depot, Inc. (I)	73,613	289,299
OfficeMax, Inc.	22,342	259,391
Penske Automotive Group, Inc.	10,960	365,626
Pier 1 Imports, Inc. (L)	25,101	577,323
RadioShack Corp. (L)	26,872	90,290
Rent-A-Center, Inc. (L)	15,225	562,412
Restoration Hardware Holdings, Inc. (I)(L)	1,421	49,735
rue21, Inc. (I)(L)	3,992	117,325
Select Comfort Corp. (I)	14,687	290,362
Shoe Carnival, Inc.	3,764	76,936
Sonic Automotive, Inc., Class A	11,083	245,599
Stage Stores, Inc.	7,827	202,563
Stein Mart, Inc.	7,586	63,571
Systemax, Inc.	3,261	32,284
The Buckle, Inc. (L)	7,067	329,676
The Cato Corp., Class A	6,938	167,483
The Children’s Place Retail Stores, Inc. (I)(L)	6,251	280,170
The Finish Line, Inc., Class A (L)	13,134	257,295
The Men’s Wearhouse, Inc. (L)	13,044	435,930
The Pep Boys - Manny, Moe & Jack (I)(L)	13,659	161,040
The Wet Seal, Inc., Class A (I)	24,793	74,875
Tilly’s, Inc., Class A (I)	2,705	34,408
Vitamin Shoppe, Inc. (I)(L)	7,516	367,157
West Marine, Inc. (I)	4,400	50,292
Winmark Corp. (L)	651	41,006
Zumiez, Inc. (I)	5,761	131,927

		11,893,193
Textiles, Apparel & Luxury Goods - 1.2%
Cherokee, Inc.	2,663	36,483
Columbia Sportswear Company (L)	3,120	180,586
Crocs, Inc. (I)	23,324	345,662
Culp, Inc.	2,433	38,709
Delta Apparel, Inc. (I)	2,201	36,250
Fifth & Pacific Companies, Inc. (I)	28,144	531,359
G-III Apparel Group, Ltd. (I)(L)	4,316	173,115
Iconix Brand Group, Inc. (I)(L)	18,162	469,851
K-Swiss, Inc., Class A (I)	4,272	20,249
Maidenform Brands, Inc. (I)	5,993	105,057
Movado Group, Inc.	4,609	154,494
Oxford Industries, Inc. (L)	3,642	193,390
Perry Ellis International, Inc. (L)	3,204	58,281
Quiksilver, Inc. (I)	34,078	206,853
RG Barry Corp.	2,755	36,889
Skechers U.S.A., Inc., Class A (I)	9,782	206,889
Steven Madden, Ltd. (I)	10,060	433,988
The Jones Group, Inc. (L)	21,301	270,949
True Religion Apparel, Inc.	6,769	176,739
Tumi Holdings, Inc. (I)(L)	5,625	117,788
Unifi, Inc. (I)	3,423	65,379
Vera Bradley, Inc. (I)(L)	5,261	124,317
Wolverine World Wide, Inc. (L)	12,418	550,987

		4,534,264

		47,840,937
Consumer Staples - 3.4%
Beverages - 0.2%
Central European Distribution Corp. (I)(L)	19,465	6,521

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Beverages (continued)
Coca-Cola Bottling Company Consolidated	1,248	$75,279
National Beverage Corp.	3,100	43,555
The Boston Beer Company, Inc., Class A (I)	2,021	322,632

		447,987
Food & Staples Retailing - 1.0%
Casey’s General Stores, Inc.	9,789	570,699
Harris Teeter Supermarkets, Inc.	11,262	481,000
Ingles Markets, Inc., Class A	3,943	84,696
Nash Finch Company	3,481	68,158
Natural Grocers by
Vitamin Cottage, Inc. (I)(L)	2,026	45,686
Pricesmart, Inc. (L)	4,678	364,089
Rite Aid Corp. (I)	172,669	328,071
Roundy’s, Inc.	2,746	18,041
Spartan Stores, Inc.	5,948	104,387
SUPERVALU, Inc. (L)	55,660	280,526
Susser Holdings Corp. (I)(L)	2,914	148,935
The Andersons, Inc.	4,830	258,502
The Chefs’ Warehouse, Inc. (I)	3,220	59,473
The Pantry, Inc. (I)	6,398	79,783
United Natural Foods, Inc. (I)	12,525	616,230
Village Super Market, Inc., Class A	2,368	79,778
Weis Markets, Inc. (L)	2,881	117,257

		3,705,311
Food Products - 1.5%
Alico, Inc. (L)	1,049	48,516
Annie’s, Inc. (I)	1,302	49,815
B&G Foods, Inc. (L)	13,601	414,694
Boulder Brands, Inc. (I)(L)	15,410	138,382
Cal-Maine Foods, Inc.	3,794	161,473
Calavo Growers, Inc.	3,264	93,938
Chiquita Brands International, Inc. (I)	12,215	94,788
Darling International, Inc. (I)	30,509	547,942
Diamond Foods, Inc. (I)(L)	5,983	100,873
Dole Food Company, Inc. (I)(L)	9,393	102,384
Farmer Brothers Company (I)	2,089	30,708
Fresh Del Monte Produce, Inc.	9,651	260,384
J&J Snack Foods Corp.	3,848	295,873
John B. Sanfilippo & Son, Inc.	2,200	43,956
Lancaster Colony Corp.	4,685	360,745
Limoneira Company (L)	2,062	39,838
Omega Protein Corp. (I)	5,561	59,781
Pilgrim’s Pride Corp. (I)(L)	15,863	145,781
Post Holdings, Inc. (I)	6,749	289,735
Sanderson Farms, Inc.	5,961	325,590
Seaboard Corp.	75	209,999
Seneca Foods Corp., Class A (I)	2,286	75,484
Snyders-Lance, Inc.	11,516	290,894
The Hain Celestial Group, Inc. (I)(L)	9,467	578,244
Tootsie Roll Industries, Inc. (L)	6,354	190,050
TreeHouse Foods, Inc. (I)	9,255	602,963

		5,552,830
Household Products - 0.2%
Central Garden & Pet Company, Class A (I)	10,138	83,334
Harbinger Group, Inc. (I)	10,961	90,538
Oil-Dri Corp. of America	1,415	38,530
Orchids Paper Products Company	1,664	38,821
Spectrum Brands Holdings, Inc.	5,871	332,240
WD-40 Company	4,071	222,969

		806,432

260

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Personal Products - 0.3%
Elizabeth Arden, Inc. (I)	6,496	$261,464
Inter Parfums, Inc.	4,339	106,002
Medifast, Inc. (I)	3,629	83,177
Nature’s Sunshine Products, Inc. (L)	3,332	50,780
Nutraceutical International Corp.	2,830	49,101
Prestige Brands Holdings, Inc. (I)	13,121	337,078
Revlon, Inc., Class A (I)	3,049	68,176
Star Scientific, Inc. (I)(L)	38,935	64,632
The Female Health Company (L)	5,790	41,920
USANA Health Sciences, Inc. (I)(L)	1,600	77,328

		1,139,658
Tobacco - 0.2%
Alliance One International, Inc. (I)(L)	23,929	93,084
Universal Corp. (L)	5,953	333,606
Vector Group, Ltd. (L)	14,470	233,256

		659,946

		12,312,164
Energy - 5.7%
Energy Equipment & Services - 2.0%
Basic Energy Services, Inc. (I)(L)	8,321	113,748
Bolt Technology Corp.	2,699	47,125
Bristow Group, Inc.	9,162	604,142
C&J Energy Services, Inc. (I)(L)	11,524	263,900
Cal Dive International, Inc. (I)(L)	27,183	48,929
Dawson Geophysical Company (I)	2,282	68,460
Dril-Quip, Inc. (I)	10,248	893,318
Exterran Holdings, Inc. (I)	16,708	451,116
Forum Energy Technologies, Inc. (I)(L)	5,735	164,939
Geospace Technologies Corp. (I)	3,301	356,244
Gulf Island Fabrication, Inc.	3,920	82,555
Gulfmark Offshore, Inc., Class A	7,003	272,837
Heckmann Corp. (I)(L)	37,066	159,013
Helix Energy Solutions Group, Inc. (I)	27,154	621,284
Hercules Offshore, Inc. (I)	41,203	305,726
Hornbeck Offshore Services, Inc. (I)(L)	9,100	422,786
ION Geophysical Corp. (I)(L)	34,419	234,393
Key Energy Services, Inc. (I)	39,442	318,691
Lufkin Industries, Inc. (L)	8,702	577,726
Matrix Service Company (I)	7,018	104,568
Mitcham Industries, Inc. (I)(L)	3,583	60,624
Natural Gas Services Group, Inc. (I)	3,469	66,813
Newpark Resources, Inc. (I)(L)	23,525	218,312
Parker Drilling Company (I)	30,581	130,887
PHI, Inc. (I)	3,457	118,264
Pioneer Energy Services Corp. (I)	16,502	136,142
RigNet, Inc. (I)	3,364	83,898
Tesco Corp. (I)	8,085	108,258
TETRA Technologies, Inc. (I)	20,454	209,858
TGC Industries, Inc.	4,356	43,124
Vantage Drilling Company (I)(L)	51,131	89,479
Willbros Group, Inc. (I)	10,843	106,478

		7,483,637
Oil, Gas & Consumable Fuels - 3.7%
Abraxas Petroleum Corp. (I)	23,503	54,292
Alon USA Energy, Inc.	2,673	50,921
Amyris, Inc. (I)(L)	8,971	27,631
Apco Oil and Gas International, Inc.	2,778	34,447
Approach Resources, Inc. (I)(L)	8,576	211,055
Arch Coal, Inc. (L)	55,287	300,208
Berry Petroleum Company, Class A	13,566	627,970
Bill Barrett Corp. (I)(L)	12,540	254,186

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Bonanza Creek Energy, Inc. (I)	2,574	$99,537
BPZ Resources, Inc. (I)	28,411	64,493
Callon Petroleum Company (I)	10,977	40,615
Carrizo Oil & Gas, Inc. (I)(L)	10,354	266,823
Clayton Williams Energy, Inc. (I)(L)	1,631	71,324
Clean Energy Fuels Corp. (I)(L)	17,330	225,290
Cloud Peak Energy, Inc. (I)(L)	15,777	296,292
Comstock Resources, Inc. (I)	12,556	204,035
Contango Oil & Gas Company (L)	3,344	134,061
Crosstex Energy, Inc.	10,854	209,048
CVR Energy, Inc.	4,292	221,553
Delek US Holdings, Inc.	4,461	176,031
Diamondback Energy, Inc. (I)	3,776	101,348
Endeavour International Corp. (I)(L)	12,617	37,220
Energy XXI Bermuda, Ltd. (L)	20,373	554,553
EPL Oil & Gas, Inc. (I)	7,196	192,925
Evolution Petroleum Corp. (I)	5,010	50,852
Forest Oil Corp. (I)	30,933	162,708
Frontline, Ltd. (I)(L)	14,076	32,938
FX Energy, Inc. (I)	14,708	49,419
GasLog, Ltd.	6,391	82,188
Gevo, Inc. (I)(L)	5,699	12,766
Goodrich Petroleum Corp. (I)(L)	7,126	111,522
Green Plains Renewable Energy, Inc. (I)(L)	7,002	80,103
Gulfport Energy Corp. (I)	16,817	770,723
Halcon Resources Corp. (I)	29,033	226,167
Harvest Natural Resources, Inc. (I)(L)	10,510	36,890
Isramco, Inc. (I)	290	28,751
KiOR, Inc., Class A (I)(L)	7,508	34,912
Knightsbridge Tankers, Ltd. (L)	7,083	58,081
Kodiak Oil & Gas Corp. (I)	68,218	620,102
Magnum Hunter Resources Corp. (I)	38,675	155,087
Matador Resources Company (I)(L)	3,982	35,281
McMoRan Exploration Company (I)	26,134	427,291
Midstates Petroleum Company, Inc. (I)	6,696	57,251
Miller Energy Resources, Inc. (I)(L)	9,009	33,423
Nordic American Tankers, Ltd. (L)	13,806	159,459
Northern Oil and Gas, Inc. (I)(L)	16,537	237,802
Oasis Petroleum, Inc. (I)(L)	20,633	785,498
Panhandle Oil and Gas, Inc., Class A (L)	1,881	53,891
PDC Energy, Inc. (I)(L)	7,779	385,605
Penn Virginia Corp. (L)	14,839	59,950
Petroquest Energy, Inc. (I)	15,188	67,435
Quicksilver Resources, Inc. (I)(L)	31,102	69,980
Resolute Energy Corp. (I)	12,902	148,502
REX American Resources Corp. (I)	1,605	35,503
Rex Energy Corp. (I)	11,351	187,064
Rosetta Resources, Inc. (I)	13,612	647,659
Sanchez Energy Corp. (I)(L)	3,113	62,011
Scorpio Tankers, Inc. (I)	14,884	132,765
SemGroup Corp., Class A (I)	10,845	560,903
Ship Finance International, Ltd.	12,411	218,930
Solazyme, Inc. (I)(L)	9,146	71,430
Stone Energy Corp. (I)(L)	12,898	280,532
Swift Energy Company (I)(L)	11,279	167,042
Synergy Resources Corp. (I)	10,643	73,011
Targa Resources Corp.	7,391	502,292
Teekay Tankers, Ltd., Class A (L)	17,379	49,530
Triangle Petroleum Corp. (I)(L)	11,993	79,154
Uranerz Energy Corp. (I)(L)	10,145	12,884
Uranium Energy Corp. (I)(L)	23,884	52,545
Vaalco Energy, Inc. (I)(L)	15,063	114,328
W&T Offshore, Inc. (L)	9,102	129,248

261

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Warren Resources, Inc. (I)	20,657	$66,309
Western Refining, Inc.	14,827	525,024
Westmoreland Coal Company (I)	3,421	38,863

		13,497,462

		20,981,099
Financials - 21.6%
Capital Markets - 2.3%
Apollo Investment Corp.	52,046	435,105
Arlington Asset Investment Corp., Class A (L)	2,912	75,159
BGC Partners, Inc., Class A	26,418	109,899
BlackRock Kelso Capital Corp.	18,963	189,630
Calamos Asset Management, Inc., Class A	5,569	65,547
Capital Southwest Corp.	794	91,310
Cohen & Steers, Inc. (L)	4,734	170,755
Cowen Group, Inc., Class A (I)	24,670	69,569
Diamond Hill Investment Group, Inc.	779	60,614
Duff & Phelps Corp., Class A	8,266	128,206
Evercore Partners, Inc., Class A	7,306	303,930
FBR & Company (I)	2,738	51,830
Fidus Investment Corp.	3,328	63,731
Fifth Street Finance Corp.	27,110	298,752
Financial Engines, Inc. (L)	12,001	434,676
FXCM, Inc., Class A (L)	6,072	83,065
GAMCO Investors, Inc., Class A (L)	1,667	88,534
GFI Group, Inc.	19,170	64,028
Gladstone Capital Corp. (L)	6,229	57,307
Gladstone Investment Corp.	7,670	56,068
Golub Capital BDC, Inc.	4,310	71,158
Greenhill & Company, Inc. (L)	7,464	398,428
GSV Capital Corp. (I)(L)	5,449	45,009
Harris & Harris Group, Inc. (I)	9,744	35,078
Hercules Technology Growth Capital, Inc.	13,587	166,441
HFF, Inc., Class A	8,644	172,275
Horizon Technology Finance Corp.	2,281	33,325
ICG Group, Inc. (I)	9,919	123,789
INTL. FCStone, Inc. (I)(L)	3,793	66,036
Investment Technology Group, Inc. (I)	10,245	113,105
JMP Group, Inc.	4,502	31,109
KCAP Financial, Inc. (L)	6,185	66,612
Knight Capital Group, Inc., Class A (I)	47,022	174,922
Ladenburg Thalmann
Financial Services, Inc. (I)(L)	27,478	45,613
Main Street Capital Corp.	7,805	250,462
Manning & Napier, Inc.	3,878	64,142
MCG Capital Corp.	19,917	95,203
Medallion Financial Corp.	5,479	72,432
Medley Capital Corp. (L)	7,079	112,202
MVC Capital, Inc.	6,440	82,625
New Mountain Finance Corp.	4,533	66,272
NGP Capital Resources Company	6,514	46,315
OFS Capital Corp.	1,923	26,922
Oppenheimer Holdings, Inc., Class A	3,046	59,306
PennantPark Investment Corp.	16,980	191,704
Piper Jaffray Companies (I)(L)	3,868	132,672
Prospect Capital Corp.	48,717	531,502
Safeguard Scientifics, Inc. (I)(L)	5,654	89,333
Solar Capital, Ltd.	9,879	232,058
Solar Senior Capital, Ltd.	2,790	53,568
Stellus Capital Investment Corp. (L)	2,355	34,901
Stifel Financial Corp. (I)(L)	15,681	543,660
SWS Group, Inc. (I)	8,322	50,348
THL Credit, Inc.	3,895	58,347

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
TICC Capital Corp.	10,854	$107,889
Triangle Capital Corp.	6,885	192,711
Virtus Investment Partners, Inc. (I)	1,540	286,871
Walter Investment Management Corp. (I)	9,242	344,265
Westwood Holdings Group, Inc.	1,787	79,396
WisdomTree Investments, Inc. (I)	15,469	160,878

		8,406,599
Commercial Banks - 6.1%
1st Source Corp.	3,843	91,079
1st United Bancorp, Inc.	8,478	54,768
Access National Corp.	2,492	40,869
American National Bankshares, Inc.	2,280	49,157
Ameris Bancorp (I)(L)	6,662	95,600
Ames National Corp.	2,332	48,646
Arrow Financial Corp. (L)	2,879	70,939
Bancfirst Corp.	1,681	70,098
Banco Latinoamericano de
Comercio Exterior SA	7,207	178,301
BancorpSouth, Inc. (L)	24,403	397,769
Bank of Marin Bancorp, Class A	1,653	66,269
Bank of the Ozarks, Inc. (L)	7,554	335,020
Banner Corp.	5,019	159,755
BBCN Bancorp, Inc.	20,594	268,958
Boston Private Financial Holdings, Inc. (L)	20,514	202,678
Bridge Bancorp, Inc.	2,181	46,913
Bridge Capital Holdings (I)	2,735	41,681
Bryn Mawr Bank Corp.	3,332	77,569
BSB Bancorp, Inc. (I)	2,396	33,089
C&F Financial Corp.	1,064	43,571
Camden National Corp.	2,124	70,262
Capital Bank Financial Corp., Class A (I)	2,575	44,187
Capital City Bank Group, Inc. (I)(L)	3,599	44,448
Cardinal Financial Corp.	7,745	140,804
Cathay General Bancorp	20,484	412,138
Centerstate Banks, Inc.	7,519	64,513
Central Pacific Financial Corp. (I)	5,833	91,578
Chemical Financial Corp.	6,898	181,969
Citizens & Northern Corp.	3,384	65,988
Citizens Republic Bancorp, Inc. (I)	10,393	234,362
City Holding Company (L)	3,851	153,231
CNB Financial Corp.	3,646	62,164
CoBiz Financial, Inc.	9,845	79,548
Columbia Banking System, Inc. (L)	10,374	228,021
Community Bank Systems, Inc. (L)	10,127	300,063
Community Trust Bancorp, Inc.	3,686	125,435
CVB Financial Corp.	23,156	260,968
Eagle Bancorp, Inc. (I)	4,866	106,517
Enterprise Financial Services Corp.	4,872	69,864
Fidelity Southern Corp. (I)	2,937	33,776
Financial Institutions, Inc.	3,772	75,289
First Bancorp North Carolina	4,380	59,086
First BanCorp Puerto Rico (I)	18,764	116,900
First Bancorp, Inc. Maine	2,683	48,321
First Busey Corp.	18,539	84,723
First California Financial Group, Inc. (I)	6,574	56,010
First Commonwealth Financial Corp. (L)	27,295	203,621
First Community Bancshares, Inc.	4,367	69,217
First Connecticut Bancorp, Inc.	5,164	76,066
First Financial Bancorp	15,581	250,075
First Financial Bankshares, Inc. (L)	8,131	395,167
First Financial Corp.	3,127	98,469
First Financial Holdings, Inc.	4,716	98,847
First Interstate Bancsystem, Inc.	4,668	87,805

262

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
First Merchants Corp.	7,656	$118,438
First Midwest Bancorp, Inc.	19,485	258,761
FirstMerit Corp. (L)	28,395	469,369
FNB Corp.	36,099	436,798
FNB United Corp. (I)(L)	3,366	32,852
German American Bancorp, Inc.	3,276	75,381
Glacier Bancorp, Inc. (L)	18,919	359,083
Great Southern Bancorp, Inc.	2,861	69,780
Hancock Holding Company	19,706	609,310
Hanmi Financial Corp. (I)	8,418	134,688
Heartland Financial USA, Inc.	3,694	93,347
Heritage Commerce Corp. (I)	6,006	40,420
Heritage Financial Corp.	4,339	62,916
Heritage Oaks Bancorp (I)	5,916	33,721
Home BancShares, Inc. (L)	5,810	218,863
Horizon Bancorp	2,227	45,008
Hudson Valley Holding Corp.	4,601	68,601
Iberiabank Corp.	7,636	381,953
Independent Bank Corp. - Massachusetts (L)	5,778	188,305
International Bancshares Corp.	13,976	290,701
Investors Bancorp, Inc.	11,387	213,848
Lakeland Bancorp, Inc.	7,303	71,935
Lakeland Financial Corp.	4,446	118,664
MainSource Financial Group, Inc.	5,559	78,048
MB Financial, Inc.	14,285	345,268
Mercantile Bank Corp.	2,662	44,482
Merchants Bancshares, Inc.	1,749	52,706
Metro Bancorp, Inc. (I)	4,244	70,196
MetroCorp Bancshares, Inc. (I)	4,339	43,781
Middleburg Financial Corp.	2,027	39,344
National Bank Holdings Corp.	2,069	37,863
National Bankshares, Inc. (L)	1,829	63,887
National Penn Bancshares, Inc.	32,129	343,459
NBT Bancorp, Inc. (L)	11,666	258,401
Northrim BanCorp, Inc.	2,101	47,209
Old National Bancorp	26,307	361,721
OmniAmerican Bancorp, Inc. (I)	3,186	80,542
Oriental Financial Group, Inc. (L)	11,895	184,491
Pacific Continental Corp.	5,245	58,587
PacWest Bancorp (L)	7,801	227,087
Park National Corp. (L)	2,976	207,695
Park Sterling Corp. (I)	11,135	62,801
Penns Woods Bancorp, Inc.	1,285	52,646
Peoples Bancorp, Inc.	2,719	60,878
Pinnacle Financial Partners, Inc. (I)(L)	9,034	211,034
Preferred Bank (I)	3,328	52,516
PrivateBancorp, Inc.	15,766	298,135
Prosperity Bancshares, Inc. (L)	12,027	569,960
Renasant Corp. (L)	6,346	142,023
Republic Bancorp, Inc., Class A (L)	2,872	65,022
S&T Bancorp, Inc.	7,680	142,387
Sandy Spring Bancorp, Inc.	6,125	123,113
SCBT Financial Corp.	4,305	216,972
Seacoast Banking Corp. of Florida (I)	24,683	51,587
Sierra Bancorp	3,853	50,667
Simmons First National Corp., Class A	4,313	109,205
Southside Bancshares, Inc. (L)	4,731	99,398
Southwest Bancorp, Inc. (I)	5,631	70,725
State Bank Financial Corp.	7,954	130,207
StellarOne Corp.	6,215	100,372
Sterling Bancorp	8,814	89,550
Sterling Financial Corp.	7,198	156,125
Suffolk Bancorp (I)	3,072	43,745

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Sun Bancorp, Inc. (I)(L)	11,900	$40,579
Susquehanna Bancshares, Inc. (L)	48,601	604,110
SY Bancorp, Inc.	3,532	79,470
Taylor Capital Group, Inc. (I)(L)	4,407	70,468
Texas Capital Bancshares, Inc. (I)	10,334	418,010
The Bancorp, Inc. (I)	7,899	109,401
The First of Long Island Corp.	2,245	66,564
Tompkins Financial Corp.	2,886	122,020
TowneBank (L)	7,122	106,616
Trico Bancshares	4,378	74,864
Trustmark Corp. (L)	16,880	422,169
UMB Financial Corp. (L)	8,305	407,526
Umpqua Holdings Corp. (L)	29,327	388,876
Union First Market Bankshares Corp.	5,579	109,125
United Bankshares, Inc.	13,112	348,910
United Community Banks, Inc. (I)	11,157	126,520
Univest Corp. of Pennsylvania	4,246	73,965
Virginia Commerce Bancorp, Inc. (I)	7,604	106,836
Washington Banking Company	4,187	58,367
Washington Trust Bancorp, Inc.	3,644	99,773
Webster Financial Corp.	18,649	452,425
WesBanco, Inc.	6,607	158,238
West Bancorp, Inc.	3,996	44,356
West Coast Bancorp	5,192	126,062
Westamerica Bancorp.	7,154	324,291
Western Alliance Bancorp (I)(L)	18,865	261,092
Wilshire Bancorp, Inc. (I)	16,692	113,172
Wintrust Financial Corp. (L)	9,398	348,102

		22,360,645
Consumer Finance - 0.8%
Cash America International, Inc. (L)	7,642	400,976
Credit Acceptance Corp. (I)	2,031	248,066
DFC Global Corp. (I)(L)	11,664	194,089
Encore Capital Group, Inc. (I)(L)	5,750	173,075
Ezcorp, Inc., Class A (I)	12,640	269,232
First Cash Financial Services, Inc. (I)(L)	7,451	434,691
Green Dot Corp., Class A (I)	6,493	108,498
Nelnet, Inc., Class A	6,297	212,839
Netspend Holdings, Inc. (I)	7,712	122,544
Nicholas Financial, Inc. (L)	3,235	47,555
Portfolio Recovery Associates, Inc. (I)(L)	4,445	564,159
World Acceptance Corp. (I)(L)	2,734	234,769

		3,010,493
Diversified Financial Services - 0.3%
MarketAxess Holdings, Inc.	9,452	352,560
Marlin Business Services Corp.	2,293	53,175
NewStar Financial, Inc. (I)(L)	6,493	85,902
PHH Corp. (I)(L)	14,594	320,484
PICO Holdings, Inc. (I)	6,068	134,710
Resource America, Inc., Class A	3,620	36,055

		982,886
Insurance - 2.3%
Alterra Capital Holdings, Ltd.	22,185	698,828
American Equity Investment Life
Holding Company (L)	15,869	236,289
American Safety Insurance Holdings, Ltd. (I)	2,723	67,966
AMERISAFE, Inc.	4,789	170,201
Amtrust Financial Services, Inc. (L)	6,949	240,783
Argo Group International Holdings, Ltd.	6,616	273,770
Baldwin & Lyons, Inc., Class B	2,293	54,550
Citizens, Inc. (I)(L)	9,777	82,029

263

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
CNO Financial Group, Inc.	52,223	$597,953
Crawford & Company, Class B	6,544	49,669
Donegal Group, Inc., Class A	2,497	38,129
Eastern Insurance Holdings, Inc.	2,391	44,855
eHealth, Inc. (I)	5,152	92,118
EMC Insurance Group, Inc.	1,416	37,283
Employers Holdings, Inc.	8,229	192,970
Enstar Group, Ltd. (I)	2,161	268,591
FBL Financial Group, Inc., Class A	2,707	105,194
First American Financial Corp.	27,382	700,158
Global Indemnity PLC (I)	2,528	58,650
Greenlight Capital Re, Ltd., Class A (I)(L)	7,348	179,659
Hallmark Financial Services, Inc. (I)	4,151	37,359
Hilltop Holdings, Inc. (I)	10,419	140,552
Homeowners Choice, Inc. (L)	2,365	64,446
Horace Mann Educators Corp.	10,197	212,607
Infinity Property & Casualty Corp.	3,047	171,241
Kansas City Life Insurance Company	1,016	39,756
Maiden Holdings, Ltd.	13,235	140,159
Meadowbrook Insurance Group, Inc. (L)	13,827	97,480
Montpelier Re Holdings, Ltd.	12,798	333,388
National Financial Partners Corp. (I)(L)	10,424	233,810
National Interstate Corp.	1,678	50,306
National Western Life Insurance
Company, Class A	593	104,368
OneBeacon Insurance Group, Ltd., Class A	6,326	85,528
Platinum Underwriters Holdings, Ltd.	8,233	459,484
Primerica, Inc.	11,305	370,578
RLI Corp.	5,332	383,104
Safety Insurance Group, Inc.	3,253	159,885
Selective Insurance Group, Inc. (L)	14,340	344,303
State Auto Financial Corp.	4,084	71,143
Stewart Information Services Corp. (L)	4,761	121,263
Symetra Financial Corp.	20,348	272,867
The Navigators Group, Inc. (I)	2,534	148,873
The Phoenix Companies, Inc. (I)	1,668	51,324
Tower Group International, Ltd. (L)	10,518	194,050
United Fire Group, Inc.	5,356	136,417

		8,613,936
Real Estate Investment Trusts - 7.9%
Acadia Realty Trust	12,967	360,094
AG Mortgage Investment Trust, Inc.	5,470	139,321
Agree Realty Corp.	3,259	98,096
Alexander’s, Inc.	551	181,659
American Assets Trust, Inc.	8,569	274,294
American Capital Mortgage Investment Corp.	9,162	236,838
Anworth Mortgage Asset Corp.	35,332	223,652
Apollo Commercial Real Estate Finance, Inc.	5,940	104,485
Apollo Residential Mortgage, Inc.	6,329	141,073
Ares Commercial Real Estate Corp.	2,321	39,271
ARMOUR Residential REIT, Inc. (L)	76,911	502,229
Ashford Hospitality Trust, Inc.	14,067	173,868
Associated Estates Realty Corp.	12,839	239,319
Campus Crest Communities, Inc.	10,219	142,044
CapLease, Inc.	18,226	116,100
Capstead Mortgage Corp.	25,335	324,795
Cedar Realty Trust, Inc.	16,731	102,226
Chatham Lodging Trust	4,252	74,878
Chesapeake Lodging Trust	10,269	235,571
Colonial Properties Trust (L)	22,800	515,508
Colony Financial, Inc.	13,471	299,056
Coresite Realty Corp.	5,267	184,240
Cousins Properties, Inc.	23,828	254,721

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
CreXus Investment Corp.	16,910	$220,168
CubeSmart	31,887	503,815
CYS Investments, Inc. (L)	44,110	517,851
DCT Industrial Trust, Inc. (L)	62,888	465,371
DiamondRock Hospitality Company (L)	48,886	455,129
DuPont Fabros Technology, Inc. (L)	15,858	384,874
Dynex Capital, Inc. (L)	14,410	153,899
EastGroup Properties, Inc.	7,216	419,971
Education Realty Trust, Inc.	29,395	309,529
EPR Properties	11,948	621,893
Equity One, Inc. (L)	13,777	330,235
Excel Trust, Inc.	11,786	160,879
FelCor Lodging Trust, Inc. (I)	33,129	197,118
First Industrial Realty Trust, Inc.	25,495	436,729
First Potomac Realty Trust	13,500	200,205
Franklin Street Properties Corp.	19,171	280,280
Getty Realty Corp. (L)	6,689	135,185
Gladstone Commercial Corp. (L)	3,877	75,485
Glimcher Realty Trust	36,334	421,474
Government Properties Income Trust	10,938	281,435
Gramercy Capital Corp. (I)	14,008	72,982
Gyrodyne Company of America, Inc.	410	30,139
Healthcare Realty Trust, Inc.	22,320	633,665
Hersha Hospitality Trust	45,511	265,784
Highwoods Properties, Inc. (L)	19,648	777,471
Hudson Pacific Properties, Inc.	9,474	206,060
Inland Real Estate Corp. (L)	20,016	201,961
Invesco Mortgage Capital, Inc.	30,574	653,978
Investors Real Estate Trust (L)	23,807	234,975
iStar Financial, Inc. (I)(L)	21,987	239,438
JAVELIN Mortgage Investment Corp.	2,431	47,769
Kite Realty Group Trust	18,326	123,517
LaSalle Hotel Properties	22,104	561,000
Lexington Realty Trust (L)	34,350	405,330
LTC Properties, Inc.	7,880	320,952
Medical Properties Trust, Inc. (L)	35,270	565,731
Mission West Properties, Inc. (I)	4,430	89
Monmouth Real Estate
Investment Corp., Class A	11,259	125,538
National Health Investments, Inc. (L)	6,146	402,256
New York Mortgage Trust, Inc. (L)	13,815	104,165
NorthStar Realty Finance Corp.	42,591	403,763
Omega Healthcare Investors, Inc. (L)	28,593	868,083
One Liberty Properties, Inc. (L)	3,466	75,282
Parkway Properties, Inc.	5,658	104,956
Pebblebrook Hotel Trust	15,715	405,290
Pennsylvania Real Estate Investment Trust	14,547	282,066
PennyMac Mortgage Investment Trust	15,013	388,687
Potlatch Corp.	10,329	473,688
PS Business Parks, Inc.	4,669	368,477
RAIT Financial Trust (L)	13,418	106,941
Ramco-Gershenson Properties Trust	12,171	204,473
Realty Income Corp.	3,036	137,683
Redwood Trust, Inc.	20,491	474,981
Resource Capital Corp.	26,120	172,653
Retail Opportunity Investments Corp. (L)	13,561	189,990
RLJ Lodging Trust	27,478	625,399
Rouse Properties, Inc.	5,837	105,650
Ryman Hospitality Properties (L)	8,410	384,758
Sabra Health Care REIT, Inc.	9,712	281,745
Saul Centers, Inc.	1,980	86,605
Select Income REIT	2,880	76,176
Silver Bay Realty Trust Corp.	3,720	77,000

264

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Sovran Self Storage, Inc.	7,363	$474,840
Spirit Realty Capital, Inc.	8,611	163,609
STAG Industrial, Inc.	8,084	171,947
Starwood Property Trust, Inc.	34,128	947,393
Strategic Hotels & Resorts, Inc. (I)	47,303	394,980
Summit Hotel Properties, Inc.	11,472	120,112
Sun Communities, Inc.	7,776	383,590
Sunstone Hotel Investors, Inc. (I)	35,467	436,599
Terreno Realty Corp.	4,466	80,299
Two Harbors Investment Corp.	75,914	957,276
UMH Properties, Inc.	4,974	51,083
Universal Health Realty Income Trust	3,099	178,843
Urstadt Biddle Properties, Inc., Class A	6,495	141,331
Washington Real Estate Investment Trust (L)	17,043	474,477
Western Asset Mortgage Capital Corp.	4,921	114,364
Whitestone REIT	4,094	61,983
Winthrop Realty Trust	8,191	103,043

		29,057,778
Real Estate Management & Development - 0.2%
AV Homes, Inc. (I)	3,008	40,097
Consolidated-Tomoka Land Company (L)	1,269	49,808
Forestar Group, Inc. (I)(L)	9,088	198,664
Kennedy-Wilson Holdings, Inc.	11,369	176,333
Tejon Ranch Company (I)	3,504	104,349
Thomas Properties Group, Inc.	8,836	45,329
Zillow, Inc., Class A (I)(L)	960	52,483

		667,063
Thrifts & Mortgage Finance - 1.7%
Astoria Financial Corp. (L)	22,330	220,174
Bank Mutual Corp.	14,254	78,825
BankFinancial Corp.	5,182	41,922
Beneficial Mutual Bancorp, Inc. (I)	8,801	90,650
Berkshire Hills Bancorp, Inc.	6,481	165,525
BofI Holding, Inc. (I)	2,919	104,734
Brookline Bancorp, Inc.	18,514	169,218
Cape Bancorp, Inc.	3,370	30,869
Clifton Savings Bancorp, Inc.	2,615	32,583
Dime Community Bancshares, Inc.	8,534	122,548
ESB Financial Corp.	3,008	41,180
ESSA Bancorp, Inc.	2,744	29,745
EverBank Financial Corp. (L)	5,672	87,349
Federal Agricultural Mortgage Corp., Class C	2,681	82,548
First Defiance Financial Corp.	2,965	69,144
First Pactrust Bancorp, Inc. (L)	3,723	42,442
Flushing Financial Corp.	8,430	142,804
Fox Chase Bancorp, Inc.	3,285	55,484
Franklin Financial Corp.	3,649	66,594
Heritage Financial Group, Inc.	2,923	42,325
Home Bancorp, Inc. (I)	2,232	41,538
Home Federal Bancorp, Inc.	4,346	55,629
Home Loan Servicing Solutions, Ltd.	11,839	276,204
HomeStreet, Inc.	2,425	54,175
Kearny Financial Corp.	4,582	46,736
MGIC Investment Corp. (I)(L)	49,631	245,673
Nationstar Mortgage Holdings, Inc. (I)(L)	4,994	184,279
Northfield Bancorp, Inc.	5,723	65,013
Northwest Bancshares, Inc.	25,370	321,945
OceanFirst Financial Corp.	4,199	60,550
Ocwen Financial Corp. (I)	27,806	1,054,404
Oritani Financial Corp. (L)	11,983	185,617
Peoples Federal Bancshares, Inc.	1,940	37,054
Provident Financial Holdings, Inc.	2,842	48,342

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thrifts & Mortgage Finance (continued)
Provident Financial Services, Inc.	15,504	$236,746
Provident New York Bancorp	10,677	96,840
Radian Group, Inc.	34,771	372,397
Rockville Financial, Inc.	7,986	103,499
Roma Financial Corp.	2,313	37,147
SI Financial Group, Inc.	3,181	38,458
Simplicity Bancorp, Inc.	2,980	44,789
Territorial Bancorp, Inc.	3,064	72,862
Tree.com, Inc.	1,907	35,260
TrustCo Bank Corp.	25,482	142,190
United Financial Bancorp, Inc.	5,655	85,956
ViewPoint Financial Group	8,613	173,207
Walker & Dunlop, Inc. (I)	3,114	55,959
Westfield Financial, Inc. (L)	7,636	59,408
WSFS Financial Corp.	2,085	101,414

		6,049,954

		79,149,354
Health Care - 11.5%
Biotechnology - 3.7%
Achillion Pharmaceuticals, Inc. (I)	15,624	136,554
Acorda Therapeutics, Inc. (I)	10,438	334,329
Aegerion Pharmaceuticals, Inc. (I)(L)	6,661	268,705
Affymax, Inc. (I)(L)	9,385	13,045
Agenus, Inc. (I)(L)	7,519	29,249
Alkermes PLC (I)	31,623	749,781
Allos Therapeutics, Inc. (I)	21,982	0
Alnylam Pharmaceuticals, Inc. (I)(L)	12,778	311,400
AMAG Pharmaceuticals, Inc. (I)	5,762	137,424
Amicus Therapeutics, Inc. (I)	9,003	28,540
Arena Pharmaceuticals, Inc. (I)(L)	56,103	460,606
Arqule, Inc. (I)	16,902	43,776
Array BioPharma, Inc. (I)	30,636	150,729
Astex Pharmaceuticals (I)	25,206	112,419
AVEO Pharmaceuticals, Inc. (I)(L)	10,899	80,108
Biotime, Inc. (I)(L)	8,952	34,197
Celldex Therapeutics, Inc. (I)(L)	16,441	190,387
Cepheid, Inc. (I)(L)	17,005	652,482
ChemoCentryx, Inc. (I)	1,686	23,301
Clovis Oncology, Inc. (I)	3,753	107,599
Coronado Biosciences, Inc. (I)	5,471	53,178
Cubist Pharmaceuticals, Inc. (I)	16,330	764,571
Curis, Inc. (I)(L)	21,663	71,055
Cytori Therapeutics, Inc. (I)	16,983	42,627
Dendreon Corp. (I)(L)	40,222	190,250
Discovery Laboratories, Inc. (I)	5,451	12,483
Dyax Corp. (I)	26,466	115,392
Dynavax Technologies Corp. (I)(L)	45,882	101,858
Emergent Biosolutions, Inc. (I)	6,619	92,534
Enzon Pharmaceuticals, Inc.	11,112	42,226
Exact Sciences Corp. (I)	16,688	163,542
Exelixis, Inc. (I)(L)	47,818	220,919
Genomic Health, Inc. (I)(L)	4,229	119,596
Geron Corp. (I)(L)	36,838	39,417
GTx, Inc. (I)(L)	7,834	32,511
Halozyme Therapeutics, Inc. (I)(L)	23,600	136,172
Idenix Pharmaceuticals, Inc. (I)(L)	23,711	84,411
ImmunoCellular Therapeutics, Ltd. (I)(L)	15,155	41,525
Immunogen, Inc. (I)(L)	21,784	349,851
Immunomedics, Inc. (I)	18,830	45,380
Infinity Pharmaceuticals, Inc. (I)	7,365	356,982
Intercept Pharmaceuticals, Inc. (I)	1,269	47,461
InterMune, Inc. (I)	20,056	181,507

265

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Ironwood Pharmaceuticals, Inc. (I)(L)	19,726	$360,789
Isis Pharmaceuticals, Inc. (I)(L)	26,111	442,320
Keryx Biopharmaceuticals Inc. (I)(L)	19,171	134,964
Kythera Biopharmaceuticals, Inc. (I)	1,380	33,617
Lexicon Pharmaceuticals, Inc. (I)(L)	56,079	122,252
Ligand Pharmaceuticals, Inc., Class B (I)	4,611	122,883
MannKind Corp. (I)(L)	30,448	103,219
Merrimack Pharmaceuticals, Inc. (I)	1,743	10,632
Momenta Pharmaceuticals, Inc. (I)	12,418	165,656
Neurocrine Biosciences, Inc. (I)(L)	17,565	213,239
NewLink Genetics Corp. (I)(L)	3,655	44,847
Novavax, Inc. (I)	35,144	80,128
NPS Pharmaceuticals, Inc. (I)(L)	22,399	228,246
OncoGenex Pharmaceuticals, Inc. (I)(L)	4,229	47,915
Oncothyreon, Inc. (I)(L)	16,235	33,769
Opko Health, Inc. (I)(L)	28,021	213,800
Orexigen Therapeutics, Inc. (I)	19,214	120,088
Osiris Therapeutics, Inc. (I)	4,421	45,978
PDL BioPharma, Inc. (L)	36,211	264,702
Pharmacyclics, Inc. (I)	14,084	1,132,494
Progenics Pharmaceuticals, Inc. (I)(L)	11,693	63,025
Raptor Pharmaceutical Corp. (I)(L)	14,179	82,947
Repligen Corp. (I)(L)	8,506	58,776
Rigel Pharmaceuticals, Inc. (I)	22,562	153,196
Sangamo Biosciences, Inc. (I)(L)	14,181	135,570
Seattle Genetics, Inc. (I)(L)	24,620	874,256
SIGA Technologies, Inc. (I)(L)	11,400	40,812
Spectrum Pharmaceuticals, Inc. (L)	15,498	115,615
Sunesis Pharmaceuticals, Inc. (I)(L)	8,418	46,046
Synageva BioPharma Corp. (I)(L)	2,719	149,327
Synergy Pharmaceuticals, Inc. (I)(L)	11,351	68,901
Synta Pharmaceuticals Corp. (I)	10,508	90,369
Targacept, Inc. (I)	8,148	34,873
Theravance, Inc. (I)	15,793	373,031
Threshold Pharmaceuticals, Inc. (I)	11,783	54,320
Trius Therapeutics, Inc. (I)(L)	7,778	53,202
Vanda Pharmaceuticals, Inc. (I)	8,790	34,457
Vical, Inc. (I)(L)	20,926	83,285
XOMA Corp. (I)	22,252	77,659
ZIOPHARM Oncology, Inc. (I)(L)	18,107	33,136

		13,714,420
Health Care Equipment & Supplies - 2.9%
Abaxis, Inc. (L)	5,611	265,513
ABIOMED, Inc. (I)(L)	8,905	166,256
Accuray, Inc. (I)(L)	19,028	88,290
Align Technology, Inc. (I)	18,612	623,688
Analogic Corp. (L)	3,126	247,017
AngioDynamics, Inc. (I)	6,734	76,970
Anika Therapeutics, Inc. (I)	3,463	50,283
Antares Pharma, Inc. (I)(L)	28,128	100,698
ArthroCare Corp. (I)	7,244	251,801
AtriCure, Inc. (I)	4,581	36,282
Atrion Corp.	385	73,916
Cantel Medical Corp.	5,429	163,196
Cardiovascular Systems, Inc. (I)	4,637	94,966
Cerus Corp. (I)(L)	16,154	71,401
Conceptus, Inc. (I)	8,171	197,330
CONMED Corp. (L)	7,200	245,232
CryoLife, Inc.	7,920	47,599
Cyberonics, Inc. (I)	7,137	334,083
Cynosure, Inc., Class A (I)	3,272	85,628
Derma Sciences, Inc. (I)	3,496	42,232
DexCom, Inc. (I)(L)	17,929	299,773

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Endologix, Inc. (I)	14,504	$234,240
Exactech, Inc. (I)	2,622	54,249
Globus Medical, Inc., Class A (I)(L)	2,628	38,579
Greatbatch, Inc. (I)	6,005	179,369
Haemonetics Corp. (I)(L)	12,847	535,206
Hansen Medical, Inc. (I)(L)	16,414	32,992
HeartWare International, Inc. (I)(L)	3,638	321,708
ICU Medical, Inc. (I)(L)	3,161	186,341
Insulet Corp. (I)(L)	12,500	323,250
Integra LifeSciences Holdings Corp. (I)(L)	5,067	197,664
Invacare Corp. (L)	8,446	110,220
MAKO Surgical Corp. (I)(L)	10,422	116,205
Masimo Corp.	12,956	254,197
Meridian Bioscience, Inc. (L)	10,799	246,433
Merit Medical Systems, Inc. (I)	10,943	134,161
Natus Medical, Inc. (I)	7,895	106,109
Navidea Biopharmaceuticals, Inc. (I)(L)	26,205	71,016
Neogen Corp. (I)	6,153	305,004
NuVasive, Inc. (I)(L)	11,338	241,613
NxStage Medical, Inc. (I)	13,753	155,134
OraSure Technologies, Inc. (I)	14,386	77,684
Orthofix International NV (I)	4,846	173,826
Palomar Medical Technologies, Inc. (I)	5,793	78,148
PhotoMedex, Inc. (I)	3,723	59,903
Quidel Corp. (I)(L)	7,353	174,634
Rochester Medical Corp. (I)	3,237	47,325
Rockwell Medical Technologies, Inc. (I)	6,304	24,964
RTI Biologics, Inc. (I)	15,845	62,429
Solta Medical, Inc. (I)	19,653	43,237
Spectranetics Corp. (I)	9,043	167,567
Staar Surgical Company (I)	10,198	57,415
STERIS Corp.	14,775	614,788
SurModics, Inc. (I)	3,455	94,149
Symmetry Medical, Inc. (I)	9,742	111,546
Tornier BV (I)	4,287	80,810
Unilife Corp. (I)(L)	23,123	50,408
Utah Medical Products, Inc.	826	40,284
Vascular Solutions, Inc. (I)	4,495	72,909
Volcano Corp. (I)(L)	13,811	307,433
West Pharmaceutical Services, Inc.	8,642	561,211
Wright Medical Group, Inc. (I)(L)	10,092	240,291

		10,546,805
Health Care Providers & Services - 2.4%
Acadia Healthcare Company, Inc. (I)(L)	6,951	204,290
Accretive Health, Inc. (I)	14,767	150,033
Air Methods Corp. (L)	9,962	480,567
Almost Family, Inc. (L)	2,299	46,969
Amedisys, Inc. (I)(L)	8,094	90,005
AMN Healthcare Services, Inc. (I)	11,557	182,947
Amsurg Corp. (I)	8,169	274,805
Assisted Living Concepts, Inc., Class A (L)	5,373	63,885
Bio-Reference Labs, Inc. (I)(L)	6,264	162,739
BioScrip, Inc. (I)	11,461	145,669
Capital Senior Living Corp. (I)	7,281	192,437
Centene Corp. (I)	13,298	585,644
Chemed Corp. (L)	4,844	387,423
Chindex International, Inc. (I)	3,596	49,409
Corvel Corp. (I)	1,696	83,935
Cross Country Healthcare, Inc. (I)	7,843	41,646
Emeritus Corp. (I)	8,028	223,098
ExamWorks Group, Inc. (I)(L)	7,736	133,988
Five Star Quality Care, Inc. (I)	11,464	76,694
Gentiva Health Services, Inc. (I)(L)	8,122	87,880

266

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Hanger, Inc. (I)	8,807	$277,685
HealthSouth Corp. (I)	24,492	645,854
Healthways, Inc. (I)	8,852	108,437
IPC The Hospitalist Company, Inc. (I)(L)	4,300	191,264
Kindred Healthcare, Inc. (I)(L)	13,851	145,851
Landauer, Inc.	2,427	136,834
LHC Group, Inc. (I)(L)	3,887	83,532
Magellan Health Services, Inc. (I)	6,952	330,707
Molina Healthcare, Inc. (I)(L)	7,693	237,483
MWI Veterinary Supply, Inc. (I)(L)	3,300	436,458
National Healthcare Corp.	2,551	116,632
National Research Corp.	695	40,338
Owens & Minor, Inc. (L)	16,215	527,960
PharMerica Corp. (I)	7,648	107,072
Select Medical Holdings Corp.	9,276	83,484
Skilled Healthcare Group, Inc., Class A (I)(L)	5,597	36,772
Team Health Holdings, Inc. (I)	7,335	266,847
The Ensign Group, Inc.	4,469	149,265
The Providence Service Corp. (I)	3,534	65,344
Triple-S Management Corp., Class B (I)	5,005	87,187
Universal American Corp.	10,042	83,650
US Physical Therapy, Inc.	3,188	85,598
Vanguard Health Systems, Inc. (I)	8,439	125,488
WellCare Health Plans, Inc. (I)	11,119	644,457

		8,678,262
Health Care Technology - 0.8%
athenahealth, Inc. (I)(L)	9,233	895,970
Computer Programs & Systems, Inc. (L)	2,829	153,077
Greenway Medical Technologies, Inc. (I)(L)	2,146	34,121
HealthStream, Inc. (I)	5,088	116,719
HMS Holdings Corp. (I)(L)	22,278	604,848
MedAssets, Inc. (I)	15,200	292,600
Medidata Solutions, Inc. (I)	5,778	335,008
Merge Healthcare, Inc. (I)(L)	16,789	48,520
Omnicell, Inc. (I)	8,820	166,522
Quality Systems, Inc.	10,403	190,167
Vocera Communications, Inc. (I)(L)	1,888	43,424

		2,880,976
Life Sciences Tools & Services - 0.4%
Affymetrix, Inc. (I)(L)	19,256	90,888
Cambrex Corp. (I)	7,934	101,476
Fluidigm Corp. (I)(L)	6,512	120,537
Furiex Pharmaceuticals, Inc. (I)	2,089	78,296
Harvard Bioscience, Inc. (I)	7,181	40,573
Luminex Corp. (I)	10,932	180,597
PAREXEL International Corp. (I)	15,386	607,901
Sequenom, Inc. (I)(L)	29,969	124,371

		1,344,639
Pharmaceuticals - 1.3%
Akorn, Inc. (I)(L)	14,940	206,620
Ampio Pharmaceuticals, Inc. (I)(L)	7,593	34,700
Auxilium Pharmaceuticals, Inc. (I)	12,716	219,732
AVANIR Pharmaceuticals, Inc., Class A (I)	36,089	98,884
BioDelivery Sciences International, Inc. (I)	7,862	33,099
Cadence Pharmaceuticals, Inc. (I)(L)	16,267	108,826
Corcept Therapeutics, Inc. (I)(L)	14,665	29,330
Depomed, Inc. (I)	15,260	89,576
Endocyte, Inc. (I)(L)	8,127	101,181
Forest Laboratories, Inc.
(German Exchange) (I)	3,580	2,076
Hi-Tech Pharmacal Company, Inc. (L)	2,851	94,397

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Horizon Pharma, Inc. (I)(L)	11,226	$30,422
Impax Laboratories, Inc. (I)	17,458	269,552
Indevus Pharmaceuticals, Inc. (I)	17,906	0
Jazz Pharmaceuticals PLC (I)	10,756	601,368
Nektar Therapeutics (I)(L)	30,001	330,011
Obagi Medical Products, Inc. (I)	4,937	97,506
Omeros Corp. (I)(L)	7,320	30,158
Optimer Pharmaceuticals, Inc. (I)	12,403	147,596
Pacira Pharmaceuticals, Inc. (I)	4,922	142,049
Pain Therapeutics, Inc. (I)	11,803	40,484
Pozen, Inc. (I)	7,849	41,364
Questcor Pharmaceuticals, Inc. (L)	13,976	454,779
Repros Therapeutics, Inc. (I)(L)	4,453	71,693
Sagent Pharmaceuticals, Inc. (I)(L)	2,658	46,648
Santarus, Inc. (I)	14,265	247,212
Sciclone Pharmaceuticals, Inc. (I)(L)	15,510	71,346
The Medicines Company (I)	14,360	479,911
Transcept Pharmaceuticals, Inc. (I)	1,990	9,532
ViroPharma, Inc. (I)(L)	17,067	429,406
Vivus, Inc. (I)(L)	25,939	285,329
XenoPort, Inc. (I)	11,453	81,889

		4,926,676

		42,091,778
Industrials - 14.7%
Aerospace & Defense - 1.5%
AAR Corp.	10,635	195,578
Aerovironment, Inc. (I)	4,610	83,579
American Science & Engineering, Inc.	2,139	130,458
API Technologies Corp. (I)(L)	9,037	22,412
Astronics Corp. (I)	3,369	100,464
Cubic Corp.	4,133	176,562
Curtiss-Wright Corp.	12,155	421,779
DigitalGlobe, Inc. (I)	13,868	400,924
Esterline Technologies Corp. (I)	7,860	595,002
GenCorp, Inc. (I)(L)	15,722	209,103
HEICO Corp. (L)	13,654	592,720
Hexcel Corp. (I)	25,599	742,627
Kratos Defense &
Security Solutions, Inc. (I)(L)	11,352	57,101
LMI Aerospace, Inc. (I)	2,562	53,264
Moog, Inc., Class A (I)	11,239	515,083
National Presto Industries, Inc.	1,257	101,189
Orbital Sciences Corp. (I)	15,548	259,496
Taser International, Inc. (I)	13,857	110,163
Teledyne Technologies, Inc. (I)	9,413	738,356
The KEYW Holding Corp. (I)(L)	6,805	109,765

		5,615,625
Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc. (I)	14,346	83,637
Atlas Air Worldwide Holdings, Inc. (I)	6,845	279,002
Echo Global Logistics, Inc. (I)	3,891	86,069
Forward Air Corp.	7,520	280,421
Hub Group, Inc., Class A (I)	9,433	362,793
Pacer International, Inc. (I)	9,663	48,605
Park-Ohio Holdings Corp. (I)	2,511	83,189
XPO Logistics, Inc. (I)(L)	4,624	77,868

		1,301,584
Airlines - 0.9%
Alaska Air Group, Inc. (I)	18,214	1,164,967
Allegiant Travel Company (L)	3,846	341,448
Hawaiian Holdings, Inc. (I)(L)	14,260	82,138

267

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Airlines (continued)
JetBlue Airways Corp. (I)(L)	60,692	$418,775
Republic Airways Holdings, Inc. (I)	12,914	149,028
SkyWest, Inc.	13,496	216,611
Spirit Airlines, Inc. (I)	10,821	274,421
US Airways Group, Inc. (I)(L)	41,973	712,282

		3,359,670
Building Products - 0.9%
AAON, Inc.	4,917	135,660
American Woodmark Corp. (I)	2,606	88,682
AO Smith Corp.	9,909	729,005
Apogee Enterprises, Inc.	7,387	213,854
Builders FirstSource, Inc. (I)(L)	12,226	71,644
Gibraltar Industries, Inc. (I)	7,928	144,686
Griffon Corp.	11,955	142,504
Insteel Industries, Inc. (L)	4,847	79,103
NCI Building Systems, Inc. (I)	5,004	86,919
Nortek, Inc. (I)	2,001	142,791
Quanex Building Products Corp.	9,488	152,757
Simpson Manufacturing Company, Inc. (L)	10,357	317,028
Trex Company, Inc. (I)	3,858	189,736
Universal Forest Products, Inc.	5,109	203,389
USG Corp. (I)(L)	19,164	506,696

		3,204,454
Commercial Services & Supplies - 2.3%
A.T. Cross Company, Class A (I)	2,826	38,914
ABM Industries, Inc.	13,853	308,091
ACCO Brands Corp. (I)	29,539	197,321
Acorn Energy, Inc.	5,387	39,594
Casella Waste Systems, Inc., Class A (I)	10,778	47,100
Cenveo, Inc. (I)(L)	15,723	33,804
Consolidated Graphics, Inc. (I)	2,079	81,289
Courier Corp.	3,423	49,325
Deluxe Corp. (L)	13,169	545,197
EnergySolutions, Inc. (I)	21,304	79,890
EnerNOC, Inc. (I)(L)	6,430	111,689
Ennis, Inc.	6,925	104,360
G&K Services, Inc., Class A	4,840	220,268
Healthcare Services Group, Inc. (L)	17,411	446,244
Heritage-Crystal Clean, Inc. (I)(L)	2,313	34,926
Herman Miller, Inc.	15,002	415,105
HNI Corp. (L)	11,724	416,085
InnerWorkings, Inc. (I)(L)	8,494	128,599
Interface, Inc. (L)	15,227	292,663
Intersections, Inc.	2,866	26,969
Kimball International, Inc., Class B	8,533	77,309
Knoll, Inc.	12,402	224,848
McGrath RentCorp. (L)	6,351	197,516
Mine Safety Appliances Company	7,117	353,146
Mobile Mini, Inc. (I)(L)	9,827	289,209
Multi-Color Corp.	3,342	86,190
Performant Financial Corp. (I)	2,352	28,883
Quad/Graphics, Inc. (L)	6,696	160,302
Schawk, Inc.	3,219	35,377
Standard Parking Corp. (I)	4,095	84,767
Steelcase, Inc., Class A	19,523	287,574
Swisher Hygiene, Inc. (I)	31,781	40,997
Team, Inc. (I)	5,123	210,402
Tetra Tech, Inc. (I)	16,219	494,517
The Brink’s Company	12,174	344,037
The Geo Group, Inc.	18,352	690,402
TMS International Corp., Class A (I)	3,623	47,824
UniFirst Corp.	3,645	329,873

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
United Stationers, Inc. (L)	10,481	$405,091
US Ecology, Inc.	4,909	130,334
Viad Corp.	5,271	145,796

		8,281,827
Construction & Engineering - 0.9%
Aegion Corp. (I)(L)	10,282	238,028
Ameresco, Inc., Class A (I)	5,721	42,335
Argan, Inc.	2,765	41,226
Comfort Systems USA, Inc.	10,105	142,379
Dycom Industries, Inc. (I)	8,754	172,366
EMCOR Group, Inc.	17,170	727,836
Furmanite Corp. (I)	10,788	72,172
Granite Construction, Inc.	9,974	317,572
Great Lakes Dredge & Dock Corp.	15,660	105,392
Layne Christensen Company (I)(L)	5,255	112,352
MasTec, Inc. (I)(L)	14,134	412,006
Michael Baker Corp.	2,443	59,854
MYR Group, Inc. (I)	5,456	133,999
Northwest Pipe Company (I)	2,658	74,371
Orion Marine Group, Inc. (I)	7,728	76,816
Pike Electric Corp.	4,852	69,044
Primoris Services Corp.	7,920	175,111
Sterling Construction Company, Inc. (I)	4,957	53,982
Tutor Perini Corp. (I)(L)	9,321	179,895

		3,206,736
Electrical Equipment - 1.1%
Acuity Brands, Inc.	10,874	754,112
American Superconductor Corp. (I)(L)	11,618	30,904
AZZ, Inc.	6,548	315,614
Belden, Inc.	11,752	606,991
Brady Corp., Class A	12,605	422,646
Capstone Turbine Corp. (I)	83,247	74,922
Encore Wire Corp.	4,261	149,220
EnerSys, Inc. (I)	12,255	558,583
Franklin Electric Company, Inc. (L)	12,070	405,190
FuelCell Energy, Inc. (I)(L)	43,894	41,427
Generac Holdings, Inc.	6,360	224,762
Global Power Equipment Group, Inc.	4,723	83,219
II-VI, Inc. (I)(L)	13,645	232,511
LSI Industries, Inc.	5,594	39,046
Powell Industries, Inc. (I)	2,356	123,855
Preformed Line Products Company	685	47,929
Thermon Group Holdings, Inc. (I)	3,907	86,774
Vicor Corp. (I)	6,107	30,352

		4,228,057
Industrial Conglomerates - 0.1%
Raven Industries, Inc. (L)	9,444	317,413
Machinery - 3.1%
Accuride Corp. (I)(L)	13,399	72,221
Actuant Corp., Class A (L)	18,705	572,747
Alamo Group, Inc.	1,832	70,074
Albany International Corp., Class A	7,232	209,005
Altra Holdings, Inc.	7,116	193,698
American Railcar Industries, Inc.	2,566	119,935
Ampco-Pittsburgh Corp. (L)	2,048	38,728
Astec Industries, Inc. (L)	5,089	177,759
Barnes Group, Inc.	14,070	407,045
Blount International, Inc. (I)	12,717	170,153
Briggs & Stratton Corp. (L)	12,514	310,347
Cascade Corp.	2,346	152,443
Chart Industries, Inc. (I)(L)	7,697	615,837

268

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
CIRCOR International, Inc.	4,525	$192,313
CLARCOR, Inc.	12,753	668,002
Columbus McKinnon Corp. (I)	5,221	100,504
Commercial Vehicle Group, Inc. (I)	6,930	54,054
Douglas Dynamics, Inc.	6,125	84,648
Dynamic Materials Corp.	3,687	64,154
Energy Recovery, Inc. (I)(L)	13,239	48,984
EnPro Industries, Inc. (I)(L)	5,366	274,578
ESCO Technologies, Inc.	6,857	280,177
Federal Signal Corp. (I)	16,557	134,774
Flow International Corp. (I)	14,395	56,284
FreightCar America, Inc.	3,344	72,966
Graham Corp.	2,870	71,004
Greenbrier Companies, Inc. (I)(L)	6,048	137,350
Hardinge, Inc.	3,713	50,608
Hurco Companies, Inc. (I)	1,840	50,103
Hyster-Yale Materials Handling, Inc.	2,880	164,419
Hyster-Yale Materials Handling, Inc., Class B	1,419	81,011
John Bean Technologies Corp.	7,468	154,961
Kadant, Inc.	3,198	79,950
Kaydon Corp. (L)	8,271	211,572
LB Foster Company, Class A	2,405	106,517
Lindsay Corp.	3,273	288,613
Lydall, Inc. (I)	4,705	72,222
Meritor, Inc. (I)	25,521	120,714
Met-Pro Corp.	4,901	50,627
Middleby Corp. (I)(L)	4,805	731,081
Miller Industries, Inc. (L)	3,157	50,670
Mueller Industries, Inc.	5,089	271,193
Mueller Water Products, Inc., Class A	40,674	241,197
NN, Inc. (I)(L)	5,017	47,461
PMFG, Inc. (I)(L)	6,070	37,452
Proto Labs, Inc. (I)	1,306	64,125
RBC Bearings, Inc. (I)	5,695	287,939
Rexnord Corp. (I)	7,429	157,718
Sauer-Danfoss, Inc.	3,062	178,913
Standex International Corp.	3,245	179,189
Sun Hydraulics Corp.	5,444	176,984
Tennant Company	4,868	236,390
The Eastern Company	2,130	37,360
The Gorman-Rupp Company	3,780	113,589
Titan International, Inc. (L)	12,343	260,190
Trimas Corp. (I)	8,448	274,307
Twin Disc, Inc. (L)	2,389	59,916
Wabash National Corp. (I)(L)	17,781	180,655
Watts Water Technologies, Inc., Class A	7,147	342,985
Woodward, Inc. (L)	17,818	708,444

		11,418,859
Marine - 0.0%
Genco Shipping & Trading, Ltd. (I)(L)	9,132	26,300
International Shipholding Corp.	1,751	31,868
Rand Logistics, Inc. (I)(L)	5,389	33,008

		91,176
Professional Services - 1.3%
Acacia Research Corp. (I)	12,932	390,158
Barrett Business Services, Inc.	1,863	98,106
CBIZ, Inc. (I)(L)	10,725	68,426
CDI Corp.	3,798	65,326
CRA International, Inc. (I)	3,043	68,072
Exponent, Inc.	3,435	185,284
Franklin Covey Company (I)	3,947	57,350
FTI Consulting, Inc. (I)	10,847	408,498

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Professional Services (continued)
GP Strategies Corp. (I)	3,909	$93,269
Heidrick & Struggles International, Inc.	4,932	73,733
Hudson Global, Inc. (I)	7,947	31,311
Huron Consulting Group, Inc. (I)	6,021	242,767
ICF International, Inc. (I)	5,232	142,310
Insperity, Inc.	5,804	164,659
Kelly Services, Inc., Class A	7,000	130,760
Kforce, Inc.	7,612	124,608
Korn/Ferry International (I)	12,424	221,893
Mistras Group, Inc. (I)	4,091	99,043
Navigant Consulting Company (I)	13,454	176,786
Odyssey Marine Exploration, Inc. (I)(L)	20,831	67,909
On Assignment, Inc. (I)	11,009	278,638
Pendrell Corp. (I)	43,962	72,977
Resources Connection, Inc.	11,183	142,024
RPX Corp. (I)	5,658	79,834
The Advisory Board Company (I)	8,803	462,334
The Corporate Executive Board Company	8,679	504,771
The Dolan Company (I)	9,083	21,708
TrueBlue, Inc. (I)	10,456	221,040
VSE Corp.	1,396	34,886
WageWorks, Inc. (I)	1,940	48,558

		4,777,038
Road & Rail - 1.2%
Amerco, Inc.	2,233	387,515
Arkansas Best Corp.	7,094	82,858
Avis Budget Group, Inc. (I)(L)	27,510	765,603
Celadon Group, Inc.	5,335	111,288
Genesee & Wyoming, Inc., Class A (I)	11,358	1,057,543
Heartland Express, Inc. (L)	12,192	162,641
Knight Transportation, Inc.	14,582	234,770
Marten Transport, Ltd.	4,192	84,385
Old Dominion Freight Line, Inc. (I)	18,194	695,011
Quality Distribution, Inc. (I)	6,216	52,277
Roadrunner Transportation Systems, Inc. (I)	3,808	87,584
Saia, Inc. (I)	4,215	152,457
Swift Transportation Company (I)(L)	20,648	292,789
Universal Truckload Services, Inc. (I)	1,495	34,878
Werner Enterprises, Inc. (L)	11,069	267,206

		4,468,805
Trading Companies & Distributors - 1.0%
Aceto Corp.	7,390	81,807
Aircastle, Ltd.	15,101	206,582
Applied Industrial Technologies, Inc. (L)	10,786	485,370
Beacon Roofing Supply, Inc. (I)(L)	12,091	467,438
CAI International, Inc. (I)	3,887	112,023
DXP Enterprises, Inc. (I)	2,291	171,138
Edgen Group, Inc. (I)	4,593	33,207
H&E Equipment Services, Inc.	7,514	153,286
Houston Wire & Cable Company	5,292	68,531
Kaman Corp. (L)	6,907	244,991
Rush Enterprises, Inc., Class A (I)(L)	8,636	208,300
SeaCube Container Leasing, Ltd.	2,932	67,319
TAL International Group, Inc. (L)	7,518	340,641
Textainer Group Holdings, Ltd.	3,460	136,843
Titan Machinery, Inc. (I)(L)	4,399	122,072
Watsco, Inc. (L)	7,498	631,182

		3,530,730
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (I)(L)	4,362	64,209

		53,866,183

269

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Information Technology - 15.5%
Communications Equipment - 1.8%
ADTRAN, Inc.	16,500	$324,225
Anaren, Inc. (I)	3,367	65,286
Arris Group, Inc. (I)	29,080	499,304
Aruba Networks, Inc. (I)(L)	28,961	716,495
Aviat Networks, Inc. (I)	16,681	56,215
Bel Fuse, Inc., Class B	2,908	45,394
Black Box Corp. (L)	4,410	96,182
CalAmp Corp. (I)	7,841	86,016
Calix, Inc. (I)	10,494	85,526
Ciena Corp. (I)	25,594	409,760
Comtech Telecommunications Corp.	4,601	111,712
Digi International, Inc. (I)	7,126	63,635
Emulex Corp. (I)	22,509	146,984
Extreme Networks, Inc. (I)	25,314	85,308
Finisar Corp. (I)(L)	23,636	311,759
Globecomm Systems, Inc. (I)	6,275	75,363
Harmonic, Inc. (I)	30,735	177,956
Infinera Corp. (I)(L)	28,340	198,380
InterDigital, Inc. (L)	10,584	506,233
Ixia (I)	10,948	236,915
KVH Industries, Inc. (I)	3,702	50,236
Loral Space & Communications, Inc.	2,827	174,935
NETGEAR, Inc. (I)(L)	9,846	329,939
Numerex Corp., Class A (I)	2,881	36,848
Oclaro, Inc. (I)(L)	20,954	26,402
Oplink Communications, Inc. (I)	4,964	81,410
Parkervision, Inc. (I)(L)	20,293	74,475
Plantronics, Inc.	10,922	482,643
Procera Networks, Inc. (I)	5,093	60,556
Ruckus Wireless, Inc. (I)(L)	2,209	46,389
ShoreTel, Inc. (I)	13,421	48,718
Sonus Networks, Inc. (I)	54,973	142,380
Symmetricom, Inc. (I)	11,383	51,679
Tellabs, Inc.	94,977	198,502
Telular Corp.	4,881	49,103
Tessco Technologies, Inc.	1,617	34,992
Ubiquiti Networks, Inc.	3,050	41,846
ViaSat, Inc. (I)(L)	9,693	469,529

		6,699,230
Computers & Peripherals - 0.7%
3D Systems Corp. (I)(L)	18,148	585,092
Avid Technology, Inc. (I)	8,165	51,195
Cray, Inc. (I)	9,688	224,858
Datalink Corp. (I)	4,550	54,964
Electronics for Imaging, Inc. (I)	12,117	307,287
Imation Corp. (I)	9,431	36,026
Immersion Corp. (I)(L)	8,009	94,026
Intermec, Inc. (I)(L)	15,683	154,164
Intevac, Inc. (I)	7,203	33,998
OCZ Technology Group, Inc. (I)(L)	19,154	34,477
QLogic Corp. (I)	25,445	295,162
Quantum Corp. (I)(L)	63,101	80,769
Silicon Graphics International Corp. (I)	8,381	115,239
STEC, Inc. (I)(L)	10,038	44,368
Super Micro Computer, Inc. (I)	7,608	85,894
Synaptics, Inc. (I)(L)	8,750	356,038

		2,553,557
Electronic Equipment, Instruments & Components - 2.1%
Aeroflex Holding Corp. (I)	5,810	45,667
Agilysys, Inc. (I)	4,075	40,506
Anixter International, Inc. (L)	7,160	500,627

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Badger Meter, Inc.	3,739	$200,111
Benchmark Electronics, Inc. (I)	14,826	267,165
Checkpoint Systems, Inc. (I)	10,759	140,513
Cognex Corp.	11,039	465,294
Coherent, Inc.	6,065	344,128
CTS Corp.	8,807	91,945
Daktronics, Inc.	9,591	100,706
DTS, Inc. (I)	4,884	81,221
Electro Rent Corp.	4,620	85,655
Electro Scientific Industries, Inc.	6,423	70,974
Fabrinet (I)	5,739	83,847
FARO Technologies, Inc. (I)	4,448	192,999
FEI Company	9,723	627,620
GSI Group, Inc. (I)	7,672	65,442
Insight Enterprises, Inc. (I)	11,649	240,202
InvenSense, Inc. (I)	9,562	102,122
KEMET Corp. (I)	12,364	77,275
Key Tronic Corp. (I)	2,863	32,810
Littelfuse, Inc.	5,570	377,925
Maxwell Technologies, Inc. (I)(L)	8,058	43,433
Measurement Specialties, Inc. (I)	3,999	159,040
Mercury Computer Systems, Inc. (I)	8,487	62,549
Mesa Laboratories, Inc.	755	40,007
Methode Electronics, Inc.	9,842	126,765
MTS Systems Corp.	4,117	239,404
Multi-Fineline Electronix, Inc. (I)	2,297	35,443
Neonode, Inc. (I)(L)	6,698	38,647
Newport Corp. (I)	10,032	169,741
OSI Systems, Inc. (I)	5,144	320,420
Park Electrochemical Corp.	5,342	135,366
PC Connection, Inc.	2,484	40,613
Plexus Corp. (I)	9,006	218,936
Power-One, Inc. (I)(L)	17,880	74,202
RealD, Inc. (I)(L)	10,833	140,829
Richardson Electronics, Ltd.	2,876	34,109
Rofin-Sinar Technologies, Inc. (I)(L)	7,363	199,464
Rogers Corp. (I)	4,180	199,052
Sanmina Corp. (I)	21,317	242,161
ScanSource, Inc. (I)	7,113	200,729
SYNNEX Corp. (I)(L)	6,699	247,863
TTM Technologies, Inc. (I)	14,008	106,461
Universal Display Corp. (I)(L)	10,331	303,628
Vishay Precision Group, Inc. (I)	3,501	51,430
Zygo Corp. (I)	4,510	66,793

		7,731,839
Internet Software & Services - 2.2%
Angie’s List, Inc. (I)(L)	9,471	187,147
Bankrate, Inc. (I)	12,162	145,214
Blucora, Inc. (I)	10,418	161,271
Carbonite, Inc. (I)(L)	3,211	35,160
comScore, Inc. (I)	9,377	157,346
Constant Contact, Inc. (I)(L)	8,070	104,749
Cornerstone OnDemand, Inc. (I)(L)	8,754	298,511
CoStar Group, Inc. (I)	7,237	792,162
Dealertrack Technologies, Inc. (I)	11,013	323,562
Demand Media, Inc. (I)(L)	8,046	69,437
Demandware, Inc. (I)	1,740	44,109
Dice Holdings, Inc. (I)(L)	11,059	112,028
Digital River, Inc. (I)	9,753	137,907
EarthLink, Inc.	27,712	150,199
Envestnet, Inc. (I)	5,695	99,719
ExactTarget, Inc. (I)	2,597	60,432

270

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
Internap Network Services Corp. (I)	14,252	$133,256
IntraLinks Holdings, Inc. (I)	10,184	64,770
Ipass, Inc. (I)	14,544	28,797
j2 Global, Inc. (L)	11,952	468,638
Keynote Systems, Inc.	4,486	62,625
Limelight Networks, Inc. (I)(L)	17,490	36,029
Liquidity Services, Inc. (I)(L)	6,093	181,632
LivePerson, Inc. (I)	14,460	196,367
LogMeIn, Inc. (I)(L)	5,849	112,418
Market Leader, Inc. (I)	6,375	57,120
Millennial Media, Inc. (I)	3,022	19,190
Monster Worldwide, Inc. (I)(L)	31,734	160,891
Move, Inc. (I)	10,580	126,431
NIC, Inc. (L)	16,828	322,424
OpenTable, Inc. (I)	5,843	367,992
Perficient, Inc. (I)	8,457	98,609
QuinStreet, Inc. (I)	9,246	55,199
RealNetworks, Inc. (I)	5,959	45,944
Responsys, Inc. (I)(L)	9,340	82,659
Saba Software, Inc. (I)	8,112	64,490
SciQuest, Inc. (I)	4,815	115,753
SPS Commerce, Inc. (I)	3,258	139,019
Stamps.com, Inc. (I)(L)	3,516	87,795
support.com, Inc. (I)	13,626	56,957
The Active Network, Inc. (I)(L)	10,600	44,414
Travelzoo, Inc. (I)	2,107	45,027
Trulia, Inc. (I)(L)	1,881	59,026
United Online, Inc.	23,904	144,141
Unwired Planet, Inc. (I)	23,365	51,870
ValueClick, Inc. (I)	19,471	575,368
VistaPrint NV (I)(L)	8,865	342,721
Vocus, Inc. (I)	5,619	79,509
Web.com Group, Inc. (I)(L)	9,210	157,307
WebMD Health Corp. (I)	13,298	323,407
XO Group, Inc. (I)	7,217	72,170
Yelp, Inc. (I)	2,266	53,727
Zix Corp. (I)	17,759	63,577

		7,976,222
IT Services - 1.8%
Acxiom Corp. (I)	19,939	406,756
CACI International, Inc., Class A (I)(L)	5,793	335,241
Cardtronics, Inc. (I)	11,540	316,888
Cass Information Systems, Inc. (L)	2,691	113,130
CIBER, Inc. (I)	20,410	95,927
Computer Task Group, Inc.	4,162	89,025
Convergys Corp. (L)	28,131	479,071
CSG Systems International, Inc. (I)	8,835	187,214
Euronet Worldwide, Inc. (I)(L)	13,218	348,162
ExlService Holdings, Inc. (I)	6,061	199,286
Forrester Research, Inc.	3,686	116,662
Global Cash Access Holdings, Inc. (I)	17,315	122,071
Heartland Payment Systems, Inc. (L)	10,022	330,425
Higher One Holdings, Inc. (I)(L)	8,665	77,032
iGATE Corp. (I)	8,548	160,788
Lionbridge Technologies, Inc. (I)	15,895	61,514
ManTech International Corp., Class A (L)	6,117	164,364
MAXIMUS, Inc.	8,713	696,779
ModusLink Global Solutions, Inc. (I)	11,424	37,699
MoneyGram International, Inc. (I)	5,917	107,098
PRGX Global, Inc. (I)	6,845	47,573
Sapient Corp. (I)	31,806	387,715
ServiceSource International, Inc. (I)(L)	13,445	95,056
Sykes Enterprises, Inc. (I)(L)	10,112	161,388

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services (continued)
Syntel, Inc.	3,933	$265,556
TeleTech Holdings, Inc. (I)	5,929	125,754
The Hackett Group, Inc.	7,561	34,554
Unisys Corp. (I)(L)	11,496	261,534
Virtusa Corp. (I)	4,874	115,806
WEX, Inc. (I)(L)	9,946	780,761

		6,720,829
Semiconductors & Semiconductor Equipment - 3.3%
Advanced Energy Industries, Inc. (I)	10,464	191,491
Alpha & Omega Semiconductor, Ltd. (I)	4,959	44,036
Amkor Technology, Inc. (I)(L)	19,557	78,228
ANADIGICS, Inc. (I)	19,179	38,358
Applied Micro Circuits Corp. (I)	17,158	127,312
ATMI, Inc. (I)	8,197	183,859
Axcelis Technologies, Inc. (I)	31,923	39,904
Brooks Automation, Inc.	17,522	178,374
Cabot Microelectronics Corp. (I)(L)	6,036	209,751
Cavium, Inc. (I)(L)	12,780	495,992
Ceva, Inc. (I)	6,170	96,252
Cirrus Logic, Inc. (I)(L)	16,655	378,901
Cohu, Inc.	6,496	60,803
Cymer, Inc. (I)	7,954	764,379
Diodes, Inc. (I)(L)	9,249	194,044
DSP Group, Inc. (I)	6,279	50,672
Entegris, Inc. (I)	35,523	350,257
Entropic Communications, Inc. (I)(L)	23,227	94,534
Exar Corp. (I)	9,608	100,884
First Solar, Inc. (I)(L)	15,594	420,414
FormFactor, Inc. (I)	13,648	64,146
GSI Technology, Inc. (I)	5,876	38,723
GT Advanced Technologies, Inc. (I)(L)	31,496	103,622
Hittite Microwave Corp. (I)	8,067	488,538
Inphi Corp. (I)	6,446	67,361
Integrated Device Technology, Inc. (I)	36,533	272,902
Integrated Silicon Solution, Inc. (I)	7,706	70,664
Intermolecular, Inc. (I)	4,146	42,289
International Rectifier Corp. (I)(L)	17,891	378,395
Intersil Corp., Class A	33,312	290,148
IXYS Corp.	6,870	65,883
Kopin Corp. (I)	18,748	69,368
Lattice Semiconductor Corp. (I)	30,776	167,729
LTX-Credence Corp. (I)	13,225	79,879
MaxLinear, Inc., Class A (I)	6,672	41,366
MEMC Electronic Materials, Inc. (I)	60,353	265,553
Micrel, Inc.	12,716	133,645
Microsemi Corp. (I)	22,805	528,392
Mindspeed Technologies, Inc. (I)	10,398	34,625
MKS Instruments, Inc.	13,563	368,914
Monolithic Power Systems, Inc. (L)	7,867	191,719
MoSys, Inc. (I)	10,271	48,376
Nanometrics, Inc. (I)(L)	6,281	90,635
NeoPhotonics Corp. (I)	5,319	27,180
NVE Corp. (I)(L)	1,325	74,757
OmniVision Technologies, Inc. (I)(L)	13,577	187,091
PDF Solutions, Inc. (I)	6,424	102,912
Pericom Semiconductor Corp. (I)	6,588	44,864
Photronics, Inc. (I)(L)	16,355	109,251
PLX Technology, Inc. (I)	12,540	57,182
Power Integrations, Inc.	7,428	322,449
Rambus, Inc. (I)	29,110	163,307
RF Micro Devices, Inc. (I)	71,737	381,641
Rubicon Technology, Inc. (I)	4,989	32,927
Rudolph Technologies, Inc. (I)(L)	8,399	98,940

271

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Semtech Corp. (I)	16,730	$592,075
Sigma Designs, Inc. (I)	9,413	45,841
Silicon Image, Inc. (I)	22,353	108,636
Spansion, Inc., Class A (I)	12,617	162,381
SunPower Corp. (I)(L)	10,799	124,620
Supertex, Inc.	3,010	66,852
Tessera Technologies, Inc.	13,607	255,131
TriQuint Semiconductor, Inc. (I)	43,771	221,044
Ultra Clean Holdings (I)	7,932	51,558
Ultratech, Inc. (I)	6,738	266,353
Veeco Instruments, Inc. (I)	10,059	385,561
Volterra Semiconductor Corp. (I)	6,729	95,552

		11,979,422
Software - 3.6%
Accelrys, Inc. (I)	14,650	142,984
ACI Worldwide, Inc. (I)	10,244	500,522
Actuate Corp. (I)	13,598	81,588
Advent Software, Inc. (I)	8,119	227,088
American Software, Inc., Class A	6,982	58,090
Aspen Technology, Inc. (I)	24,181	780,804
AVG Technologies NV (I)(L)	2,251	31,334
Blackbaud, Inc.	11,780	349,041
Bottomline Technologies, Inc. (I)(L)	9,143	260,667
BroadSoft, Inc. (I)(L)	7,160	189,525
Callidus Software, Inc. (I)	10,382	47,446
CommVault Systems, Inc. (I)	11,539	945,967
Comverse, Inc. (I)	5,717	160,305
Digimarc Corp.	2,129	46,774
Ebix, Inc. (L)	7,383	119,752
Ellie Mae, Inc. (I)(L)	6,498	156,277
EPIQ Systems, Inc.	8,330	116,870
ePlus, Inc.	1,075	49,676
Fair Isaac Corp.	8,831	403,488
FleetMatics Group PLC (I)	2,388	57,909
Glu Mobile Inc. (I)(L)	15,477	46,121
Guidance Software, Inc. (I)	3,887	42,174
Guidewire Software, Inc. (I)	5,277	202,848
Imperva, Inc. (I)(L)	2,574	99,099
Infoblox, Inc. (I)	2,070	44,919
Interactive Intelligence Group (I)	3,835	170,082
Jive Software, Inc. (I)	4,430	67,336
Manhattan Associates, Inc. (I)	5,235	388,908
Mentor Graphics Corp.	24,155	435,998
MicroStrategy, Inc., Class A (I)	2,219	224,297
Monotype Imaging Holdings, Inc.	9,635	228,831
Netscout Systems, Inc. (I)	9,543	234,472
Pegasystems, Inc.	4,581	128,634
Pervasive Software, Inc. (I)	3,849	35,295
Progress Software Corp. (I)	16,136	367,578
PROS Holdings, Inc. (I)	5,765	156,635
PTC, Inc. (I)	30,710	782,798
QLIK Technologies, Inc. (I)	22,209	573,658
Qualys, Inc. (I)	2,509	30,961
RealPage, Inc. (I)(L)	9,393	194,529
Rosetta Stone, Inc. (I)	3,088	47,493
Seachange International, Inc. (I)(L)	7,817	92,944
Sourcefire, Inc. (I)(L)	7,647	452,932
SS&C Technologies Holdings, Inc. (I)	8,576	257,108
Synchronoss Technologies, Inc. (I)(L)	7,181	222,826
Take-Two Interactive Software, Inc. (I)	20,386	329,234
Tangoe, Inc. (I)(L)	7,848	97,237
Telenav, Inc. (I)	4,617	29,780
TiVo, Inc. (I)	32,291	400,085

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Tyler Technologies, Inc. (I)	7,725	$473,234
Ultimate Software Group, Inc. (I)	6,872	715,788
VASCO Data Security International, Inc. (I)	7,777	65,638
Verint Systems, Inc. (I)	13,039	476,575
VirnetX Holding Corp. (I)(L)	10,897	208,895
Websense, Inc. (I)	9,894	148,410

		13,199,459

		56,860,558
Materials - 5.0%
Chemicals - 2.3%
A. Schulman, Inc.	7,634	240,929
ADA-ES, Inc. (I)	2,576	68,444
American Vanguard Corp.	7,211	220,224
Arabian American Development Company (I)	6,163	51,954
Axiall Corp.	17,533	1,089,851
Balchem Corp.	7,654	336,317
Calgon Carbon Corp. (I)(L)	14,811	268,079
Chemtura Corp. (I)	25,481	550,644
Ferro Corp. (I)	22,989	155,176
Flotek Industries, Inc. (I)(L)	12,886	210,686
FutureFuel Corp.	5,168	62,791
H.B. Fuller Company	12,774	499,208
Hawkins, Inc. (L)	2,453	97,997
Innophos Holdings, Inc.	5,664	309,028
Innospec, Inc.	6,015	266,344
KMG Chemicals, Inc.	2,323	45,159
Koppers Holdings, Inc.	5,328	234,325
Kraton Performance Polymers, Inc. (I)	8,396	196,466
Landec Corp. (I)	6,863	99,308
LSB Industries, Inc. (I)	4,896	170,283
Minerals Technologies, Inc.	9,083	377,035
Olin Corp.	20,554	518,372
OM Group, Inc. (I)	8,477	199,040
OMNOVA Solutions, Inc. (I)	12,494	95,829
PolyOne Corp.	25,812	630,071
Quaker Chemical Corp.	3,351	197,776
Rentech, Inc.	59,993	140,984
Sensient Technologies Corp.	12,826	501,368
Stepan Company	4,349	274,422
Tredegar Corp.	6,364	187,356
Zep, Inc.	5,923	88,904
Zoltek Companies, Inc. (I)(L)	7,671	91,668

		8,476,038
Construction Materials - 0.4%
Eagle Materials, Inc.	12,587	838,672
Headwaters, Inc. (I)	15,990	174,291
Texas Industries, Inc. (I)(L)	5,835	368,247

		1,381,210
Containers & Packaging - 0.2%
AEP Industries, Inc. (I)	1,121	80,499
Berry Plastics Group, Inc. (I)	7,732	147,295
Boise, Inc.	26,173	226,658
Graphic Packaging Holding Company (I)	38,210	286,193
Myers Industries, Inc.	8,792	122,736
UFP Technologies, Inc. (I)	1,560	30,716

		894,097
Metals & Mining - 1.3%
A. M. Castle & Company (I)(L)	4,380	76,650
AK Steel Holding Corp. (L)	35,845	118,647
AMCOL International Corp. (L)	6,597	199,163

272

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
Century Aluminum Company (I)	13,408	$103,778
Coeur d’Alene Mines Corp. (I)	23,154	436,684
General Moly, Inc. (I)	18,486	40,854
Globe Specialty Metals, Inc. (L)	15,953	222,066
Gold Reserve, Inc. (I)	15,084	42,235
Gold Resource Corp. (L)	7,753	101,022
Golden Minerals Company (I)(L)	9,081	21,613
Golden Star Resources, Ltd. (I)(L)	67,429	107,886
Haynes International, Inc.	3,222	178,177
Hecla Mining Company (L)	73,126	288,848
Horsehead Holding Corp. (I)	11,477	124,870
Kaiser Aluminum Corp.	5,001	323,315
Materion Corp. (L)	5,350	152,475
McEwen Mining, Inc. (I)(L)	55,538	158,839
Metals USA Holdings Corp.	2,937	60,649
Midway Gold Corp. (I)	35,525	43,341
Noranda Aluminum Holding Corp.	9,354	41,999
Olympic Steel, Inc. (L)	2,654	63,431
Paramount Gold and Silver Corp. (I)(L)	34,292	76,471
RTI International Metals, Inc. (I)(L)	7,904	250,478
Schnitzer Steel Industries, Inc., Class A (L)	6,675	177,956
Stillwater Mining Company (I)(L)	30,062	388,702
SunCoke Energy, Inc. (I)	18,123	295,949
U.S. Silica Holdings, Inc.	3,028	71,400
Universal Stainless & Alloy (I)	1,941	70,555
US Antimony Corp. (I)(L)	14,304	24,746
Vista Gold Corp. (I)(L)	15,421	33,309
Worthington Industries, Inc.	13,506	418,416

		4,714,524
Paper & Forest Products - 0.8%
Buckeye Technologies, Inc.	10,170	304,592
Clearwater Paper Corp. (I)	6,010	316,667
Deltic Timber Corp. (L)	2,777	190,835
KapStone Paper and Packaging Corp.	10,409	289,370
Louisiana-Pacific Corp. (I)	35,523	767,297
Neenah Paper, Inc.	4,161	127,992
P.H. Glatfelter Company	10,787	252,200
Resolute Forest Products (I)(L)	20,987	339,570
Schweitzer-Mauduit International, Inc.	7,909	306,316
Wausau Paper Corp. (L)	11,700	126,126

		3,020,965

		18,486,834
Telecommunication Services - 0.6%
Diversified Telecommunication Services - 0.5%
8x8, Inc. (I)(L)	18,501	126,732
Atlantic Tele-Network, Inc.	2,427	117,734
Cbeyond, Inc. (I)	6,938	51,549
Cincinnati Bell, Inc. (I)(L)	50,828	165,699
Cogent Communications Group, Inc.	12,218	322,555
Consolidated
Communications Holdings, Inc. (L)	10,155	178,220
Fairpoint Communications, Inc. (I)(L)	5,914	44,178
General Communication, Inc., Class A (I)	9,861	90,425
Hawaiian Telcom Holdco, Inc. (I)	2,857	65,911
HickoryTech Corp.	3,915	39,737
IDT Corp., Class B	4,361	52,594
inContact, Inc. (I)(L)	9,798	79,266
Iridium Communications, Inc. (I)	13,503	81,288
Lumos Networks Corp.	4,379	59,029
magicJack VocalTec, Ltd. (I)(L)	3,844	53,816
ORBCOMM, Inc. (I)	10,599	55,221

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Telecommunication Services (continued)
Premiere Global Services, Inc. (I)	13,090	$143,859
Primus Telecommunications Group, Inc. (L)	3,660	40,443
Towerstream Corp. (I)	13,605	30,339
Vonage Holdings Corp. (I)	40,903	118,210

		1,916,805
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (I)	4,665	25,751
Leap Wireless International, Inc. (I)(L)	14,224	83,779
NTELOS Holdings Corp.	4,325	55,403
Shenandoah Telecommunications Company (L)	6,511	99,163
USA Mobility, Inc.	6,265	83,137

		347,233

		2,264,038
Utilities - 3.1%
Electric Utilities - 1.4%
ALLETE, Inc. (L)	9,858	483,239
Cleco Corp.	15,490	728,495
El Paso Electric Company	10,442	351,373
IDACORP, Inc.	12,774	616,601
MGE Energy, Inc.	5,779	320,388
Otter Tail Corp.	9,299	289,571
PNM Resources, Inc.	20,578	479,262
Portland General Electric Company	19,290	585,066
The Empire District Electric Company	11,369	254,666
UIL Holdings Corp. (L)	13,075	517,639
Unitil Corp.	3,990	112,239
UNS Energy Corp.	10,360	507,018

		5,245,557
Gas Utilities - 0.9%
Chesapeake Utilities Corp.	2,612	128,119
New Jersey Resources Corp.	10,642	477,294
Northwest Natural Gas Company (L)	6,888	301,832
Piedmont Natural Gas Company, Inc. (L)	18,408	605,255
South Jersey Industries, Inc.	7,814	434,380
Southwest Gas Corp.	11,729	556,658
The Laclede Group, Inc. (L)	5,901	251,973
WGL Holdings, Inc.	13,006	573,565

		3,329,076
Independent Power Producers & Energy Traders - 0.1%
Atlantic Power Corp.	29,230	144,104
Genie Energy, Ltd., B Shares	5,450	50,467
Ormat Technologies, Inc. (L)	4,882	100,813

		295,384
Multi-Utilities - 0.4%
Avista Corp.	15,230	417,302
Black Hills Corp.	11,366	500,559
CH Energy Group, Inc.	3,861	252,471
NorthWestern Corp.	9,417	375,362

		1,545,694
Water Utilities - 0.3%
American States Water Company (L)	4,700	270,579
Artesian Resources Corp., Class A	2,657	59,703
Cadiz, Inc. (I)(L)	4,489	30,346
California Water Service Group	10,423	207,418
Connecticut Water Service, Inc. (L)	3,123	91,285
Consolidated Water Company, Ltd.	5,301	52,480
Middlesex Water Company	4,059	79,232
SJW Corp. (L)	3,886	102,979

273

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Water Utilities (continued)
York Water Company	4,400	$82,720

		976,742

		11,392,453

TOTAL COMMON STOCKS (Cost $231,542,774)		$345,245,398

INVESTMENT COMPANIES - 0.0%
Financials - 0.0%
Firsthand Technology Value Fund, Inc. (I)	2,468	47,608

TOTAL INVESTMENT COMPANIES (Cost $44,438)		$47,608

WARRANTS - 0.0%
Magnum Hunter Resources (Expiration Date:
10/14/2013; Strike Price: $10.50) (I)(L)	3,128	407

TOTAL WARRANTS (Cost $0)		$407

SECURITIES LENDING COLLATERAL - 24.4%
John Hancock Collateral
Investment Trust, 0.2481% (W)(Y)	8,912,716	89,204,697

TOTAL SECURITIES LENDING
COLLATERAL (Cost $89,199,209)		$89,204,697

SHORT-TERM INVESTMENTS - 5.4%
Repurchase Agreement - 5.4%
Repurchase Agreement with State Street Corp.
dated 03/28/2013 at 0.010% to be
repurchased at $19,886,022 on 04/01/2013,
collateralized by $18,350,000 U.S. Treasury
Note, 2.750% due 02/28/2018 (valued at
$20,185,000, including interest)	$19,886,000	$19,886,000

TOTAL SHORT-TERM INVESTMENTS (Cost $19,886,000)		$19,886,000

Total Investments (Small Cap Index Trust)
(Cost $340,672,421) - 124.0%		$454,384,110
Other assets and liabilities, net - (24.0%)		(87,831,349)

TOTAL NET ASSETS - 100.0%		$366,552,761

Small Cap Opportunities Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.2%
Consumer Discretionary - 13.0%
Auto Components - 1.1%
Cooper Tire & Rubber Company	843	$21,631
Dana Holding Corp.	40,653	724,843
Exide Technologies (I)	8,927	24,103
Federal-Mogul Corp. (I)	5,140	30,994
Fuel Systems Solutions, Inc. (I)	778	12,814
Modine Manufacturing Company (I)	6,862	62,444
Motorcar Parts of America, Inc. (I)	2,433	14,914
Quantum Fuel Systems
Technologies Worldwide, Inc. (I)	163	101
Shiloh Industries, Inc.	1,515	16,317
Spartan Motors, Inc.	7,540	40,037
Standard Motor Products, Inc.	3,972	110,104
Superior Industries International, Inc.	4,944	92,354

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Auto Components (continued)
TRW Automotive Holdings Corp. (I)	13,237	$728,035

		1,878,691
Automobiles - 0.5%
Thor Industries, Inc. (L)	20,810	765,600
Distributors - 0.1%
Core-Mark Holding Company, Inc.	1,976	101,389
VOXX International Corp. (I)	1,834	19,642
Weyco Group, Inc.	506	12,402

		133,433
Diversified Consumer Services - 0.3%
Ascent Capital Group, Inc., Class A (I)	3,168	235,826
Carriage Services, Inc.	1,797	38,186
Corinthian Colleges, Inc. (I)(L)	1,851	3,887
Education Management Corp. (I)	372	1,365
Lincoln Educational Services Corp.	1,100	6,446
Mac-Gray Corp.	1,524	19,507
Matthews International Corp., Class A (L)	407	14,200
Regis Corp. (L)	8,945	162,710
Steiner Leisure, Ltd. (I)	300	14,508
Stewart Enterprises, Inc., Class A (L)	723	6,717

		503,352
Hotels, Restaurants & Leisure - 2.5%
Ambassadors Group, Inc.	202	871
Ark Restaurants Corp.	64	1,341
Bally Technologies, Inc. (I)(L)	11,599	602,800
Biglari Holdings, Inc. (I)	314	117,182
Bluegreen Corp. (I)	7,150	70,356
Bob Evans Farms, Inc.	4,378	186,590
Boyd Gaming Corp. (I)(L)	12,417	102,689
Canterbury Park Holding Corp.	200	2,008
Carrols Restaurant Group, Inc. (I)	4,349	22,571
Churchill Downs, Inc.	2,448	171,458
DineEquity, Inc.	13,379	920,341
Dover Downs Gaming & Entertainment, Inc.	2,170	4,514
Dover Motorsports, Inc.	400	800
Frisch’s Restaurants, Inc.	257	4,611
Full House Resorts, Inc. (I)	2,390	6,692
Gaming Partners International Corp.	800	6,888
International Speedway Corp., Class A	4,386	143,334
Isle of Capri Casinos, Inc. (I)	6,889	43,332
Luby’s, Inc. (I)	6,251	46,757
Marcus Corp.	3,816	47,662
Marriott Vacations Worldwide Corp. (I)	348	14,933
Monarch Casino & Resort, Inc. (I)	1,278	12,435
MTR Gaming Group, Inc. (I)	4,193	13,837
Orient-Express Hotels, Ltd., Class A (I)	12,313	121,406
Papa John’s International, Inc. (I)	12,821	792,594
Red Lion Hotels Corp. (I)	3,000	21,330
Red Robin Gourmet Burgers, Inc. (I)(L)	4,000	182,400
Rick’s Cabaret International, Inc. (I)	2,439	21,561
Ruby Tuesday, Inc. (I)	9,400	69,278
Speedway Motorsports, Inc.	7,031	126,488
The Wendy’s Company (L)	40,088	227,299
WMS Industries, Inc. (I)	786	19,815

		4,126,173
Household Durables - 1.9%
Bassett Furniture Industries, Inc.	2,333	37,235
Beazer Homes USA, Inc. (I)(L)	2,700	42,768
Cavco Industries, Inc. (I)	606	28,827
CSS Industries, Inc.	976	25,347

274

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Durables (continued)
Emerson Radio Corp. (I)	4,869	$8,034
Flexsteel Industries, Inc.	355	8,783
Furniture Brands International, Inc. (I)(L)	9,800	9,800
Helen of Troy, Ltd. (I)	4,013	153,939
Hooker Furniture Corp. (L)	2,555	40,727
Jarden Corp. (I)(L)	3,048	130,607
Kid Brands, Inc. (I)	3,500	5,425
La-Z-Boy, Inc.	54,842	1,034,869
Lennar Corp., Class B	1,969	63,520
Lifetime Brands, Inc.	2,000	22,820
M/I Homes, Inc. (I)(L)	3,580	87,531
MDC Holdings, Inc.	1,526	55,928
Meritage Homes Corp. (I)	17,612	825,298
Mohawk Industries, Inc. (I)	4,400	497,728
NACCO Industries, Inc., Class A	1,100	58,696
Skyline Corp. (I)	1,252	7,474
Stanley Furniture Company, Inc. (I)	2,340	10,390
The Ryland Group, Inc. (L)	1,159	48,238
Universal Electronics, Inc. (I)	237	5,510

		3,209,494
Internet & Catalog Retail - 0.1%
1-800-Flowers.com, Inc., Class A (I)	4,819	23,950
dELiA*s, Inc. (I)	5,085	5,036
Gaiam, Inc., Class A (I)	3,676	15,439
Shutterfly, Inc. (I)	676	29,859

		74,284
Leisure Equipment & Products - 0.1%
Callaway Golf Company	11,857	78,493
JAKKS Pacific, Inc. (L)	2,278	23,896
Johnson Outdoors, Inc., Class A (I)	200	4,768
Steinway Musical Instruments, Inc. (I)	3,066	73,645

		180,802
Media - 1.3%
AH Belo Corp., Class A	4,238	24,750
Ballantyne Strong, Inc. (I)	1,114	4,712
Beasley Broadcasting Group, Inc., Class A	502	2,962
Belo Corp., Class A	689	6,773
Digital Generation, Inc. (I)(L)	1,400	9,002
DreamWorks Animation
SKG, Inc., Class A (I)(L)	2,595	49,201
Entercom
Communications Corp., Class A (I)(L)	882	6,562
Fisher Communications, Inc.	1,962	76,989
Gray Television, Inc. (I)	10,200	47,838
Harte-Hanks, Inc.	2,183	17,006
Journal Communications, Inc., Class A (I)	8,698	58,451
Lee Enterprises, Inc. (I)	1,225	1,556
Live Nation Entertainment, Inc. (I)(L)	10,239	126,656
Martha Stewart Living
Omnimedia, Inc., Class A (I)	2,100	5,544
Media General, Inc., Class A (I)	4,268	25,352
Meredith Corp. (L)	2,100	80,346
Navarre Corp. (I)	4,100	9,307
Outdoor Channel Holdings, Inc.	1,482	13,219
Radio One, Inc., Class D (I)	2,400	4,056
Salem Communications Corp., Class A	2,700	21,411
Scholastic Corp. (L)	1,457	38,829
The EW Scripps Company, Class A (I)	6,715	80,781
The Interpublic Group of Companies, Inc.	68,455	891,969
The Madison Square Garden, Inc., Class A (I)	3,612	208,051
The McClatchy Company, Class A (I)(L)	11,095	32,176

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
The Washington Post Company, Class B	694	$310,218
Valassis Communications, Inc. (L)	503	15,025

		2,168,742
Multiline Retail - 0.5%
Dillard’s, Inc., Class A (L)	7,729	607,113
Fred’s, Inc., Class A (L)	6,647	90,931
Saks, Inc. (I)(L)	15,182	174,138
The Bon-Ton Stores, Inc.	306	3,978
Tuesday Morning Corp. (I)	3,900	30,264

		906,424
Specialty Retail - 3.6%
America’s Car-Mart, Inc. (I)	1,246	58,238
Barnes & Noble, Inc. (I)(L)	9,769	160,700
bebe stores, Inc.	86,847	362,152
Big 5 Sporting Goods Corp.	1,104	17,233
Books-A-Million, Inc. (I)(L)	3,850	10,934
Brown Shoe Company, Inc. (L)	7,015	112,240
Build-A-Bear Workshop, Inc. (I)	3,889	20,962
Cabela’s, Inc. (I)(L)	2,028	123,262
Cache, Inc. (I)	2,727	11,508
Christopher & Banks Corp. (I)	6,438	41,396
Citi Trends, Inc. (I)	337	3,448
Conn’s, Inc. (I)(L)	7,967	286,015
Destination XL Group, Inc. (I)	4,708	23,964
GameStop Corp., Class A (L)	14,100	394,377
Genesco, Inc. (I)	1,272	76,434
GNC Holdings, Inc., Class A	18,390	722,359
Group 1 Automotive, Inc. (L)	3,464	208,082
Haverty Furniture Companies, Inc.	3,990	82,034
hhgregg, Inc. (I)	2,951	32,609
Lithia Motors, Inc., Class A	5,007	237,732
MarineMax, Inc. (I)(L)	4,789	65,083
New York & Company, Inc. (I)	9,738	39,828
Office Depot, Inc. (I)	16,863	66,272
OfficeMax, Inc.	10,476	121,626
Pacific Sunwear of California, Inc. (I)(L)	12,800	26,752
Penske Automotive Group, Inc. (L)	24,913	831,098
Perfumania Holdings, Inc. (I)	848	4,884
Pier 1 Imports, Inc. (L)	35,705	821,215
RadioShack Corp. (L)	7,908	26,571
Rent-A-Center, Inc.	7,599	280,707
Shoe Carnival, Inc.	3,229	66,001
Stage Stores, Inc.	5,877	152,097
Stein Mart, Inc.	4,251	35,623
Systemax, Inc.	1,683	16,662
The Men’s Wearhouse, Inc.	7,100	237,282
The Pep Boys - Manny, Moe & Jack (I)(L)	8,900	104,931
The Wet Seal, Inc., Class A (I)	5,693	17,193
West Marine, Inc. (I)	4,205	48,063
Zale Corp. (I)	5,800	22,794

		5,970,361
Textiles, Apparel & Luxury Goods - 1.0%
Charles & Colvard, Ltd. (I)	343	1,334
Culp, Inc.	230	3,659
Delta Apparel, Inc. (I)	500	8,235
G-III Apparel Group, Ltd. (I)(L)	1,800	72,198
Iconix Brand Group, Inc. (I)(L)	8,941	231,304
K-Swiss, Inc., Class A (I)	4,879	23,126
Lakeland Industries, Inc. (I)	1,110	3,963
Maidenform Brands, Inc. (I)	579	10,150
Movado Group, Inc.	3,138	105,186

275

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
Perry Ellis International, Inc. (L)	2,800	$50,932
PVH Corp.	6,517	696,081
Quiksilver, Inc. (I)	24,200	146,894
RG Barry Corp.	537	7,190
Rocky Brands, Inc. (I)	1,478	20,116
Skechers U.S.A., Inc., Class A (I)	4,166	88,111
Tandy Brands Accessories, Inc. (I)	300	150
The Jones Group, Inc. (L)	12,700	161,544
Unifi, Inc. (I)	3,647	69,658

		1,699,831

		21,617,187
Consumer Staples - 3.2%
Beverages - 0.3%
Central European Distribution Corp. (I)(L)	6,619	2,217
Constellation Brands, Inc., Class A (I)	9,374	446,577
Craft Brewers Alliance, Inc. (I)	2,909	21,643
MGP Ingredients, Inc.	2,764	12,106

		482,543
Food & Staples Retailing - 0.7%
Ingles Markets, Inc., Class A	2,425	52,089
Nash Finch Company	2,050	40,139
Spartan Stores, Inc.	3,767	66,111
Susser Holdings Corp. (I)(L)	3,144	160,690
The Andersons, Inc. (L)	2,523	135,031
The Pantry, Inc. (I)	3,699	46,127
United Natural Foods, Inc. (I)	12,397	609,932
Village Super Market, Inc., Class A	244	8,220
Weis Markets, Inc. (L)	2,432	98,982

		1,217,321
Food Products - 1.5%
Alico, Inc. (L)	341	15,771
Boulder Brands, Inc. (I)(L)	9,489	85,211
Cal-Maine Foods, Inc.	600	25,536
Chiquita Brands International, Inc. (I)	7,667	59,496
Diamond Foods, Inc. (I)(L)	800	13,488
Dole Food Company, Inc. (I)(L)	12,705	138,485
Farmer Brothers Company (I)	1,033	15,185
Fresh Del Monte Produce, Inc.	9,412	253,936
Griffin Land & Nurseries, Inc.	99	2,975
Omega Protein Corp. (I)	4,487	48,235
Pilgrim’s Pride Corp. (I)(L)	1,084	9,962
Post Holdings, Inc. (I)	3,589	154,076
Seaboard Corp.	58	162,399
Seneca Foods Corp., Class A (I)	1,409	46,525
Smithfield Foods, Inc. (I)	21,963	581,580
Snyders-Lance, Inc.	1,477	37,309
The Hain Celestial Group, Inc. (I)(L)	4,187	255,742
Tootsie Roll Industries, Inc. (L)	134	4,005
TreeHouse Foods, Inc. (I)	10,080	656,712

		2,566,628
Household Products - 0.3%
Central Garden & Pet Company (I)	2,553	22,007
Central Garden & Pet Company, Class A (I)	6,081	49,986
Oil-Dri Corp. of America	531	14,459
Orchids Paper Products Company	712	16,611
Spectrum Brands Holdings, Inc.	7,513	425,161

		528,224
Personal Products - 0.2%
CCA Industries, Inc.	1,277	5,108

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Personal Products (continued)
Inter Parfums, Inc.	1,132	$27,655
Mannatech, Inc. (I)	276	1,766
Natural Alternatives International, Inc. (I)	200	970
Nutraceutical International Corp.	2,093	36,314
Prestige Brands Holdings, Inc. (I)	9,235	237,247

		309,060
Tobacco - 0.2%
Alliance One International, Inc. (I)(L)	14,184	55,176
Universal Corp. (L)	3,597	201,576

		256,752

		5,360,528
Energy - 8.7%
Energy Equipment & Services - 4.9%
Basic Energy Services, Inc. (I)(L)	8,104	110,782
Bolt Technology Corp.	1,328	23,187
Bristow Group, Inc.	5,929	390,958
Cal Dive International, Inc. (I)(L)	12,162	21,892
Dawson Geophysical Company (I)	1,653	49,590
Dresser-Rand Group, Inc. (I)(L)	12,897	795,229
ENGlobal Corp. (I)	4,600	2,714
Era Group, Inc. (I)	2,593	54,453
Exterran Holdings, Inc. (I)	8,722	235,494
Global Geophysical Services, Inc. (I)	4,342	10,638
Gulf Island Fabrication, Inc.	3,019	63,580
Gulfmark Offshore, Inc., Class A	4,500	175,320
Heckmann Corp. (I)(L)	378	1,622
Helix Energy Solutions Group, Inc. (I)	52,006	1,189,897
Hercules Offshore, Inc. (I)	20,985	155,709
Hornbeck Offshore Services, Inc. (I)(L)	5,300	246,238
Key Energy Services, Inc. (I)	4,235	34,219
Lufkin Industries, Inc. (L)	7,573	502,771
Matrix Service Company (I)	1,690	25,181
Mitcham Industries, Inc. (I)	2,431	41,133
Nabors Industries, Ltd.	13,964	226,496
Natural Gas Services Group, Inc. (I)	2,620	50,461
Newpark Resources, Inc. (I)(L)	12,359	114,692
Oceaneering International, Inc.	13,644	906,098
Oil States International, Inc. (I)	9,185	749,220
Parker Drilling Company (I)	18,847	80,665
Patterson-UTI Energy, Inc. (L)	13,905	331,495
PHI, Inc. (I)	3,660	125,209
Pioneer Energy Services Corp. (I)	13,400	110,550
Rowan Companies PLC, Class A (I)	12,819	453,280
SEACOR Holdings, Inc. (L)	2,593	191,052
Tesco Corp. (I)	105	1,406
TETRA Technologies, Inc. (I)	11,674	119,775
TGC Industries, Inc.	2,434	24,097
Tidewater, Inc. (L)	5,564	280,982
Unit Corp. (I)	4,557	207,571
Willbros Group, Inc. (I)	5,700	55,974

		8,159,630
Oil, Gas & Consumable Fuels - 3.8%
Alon USA Energy, Inc.	7,477	142,437
Approach Resources, Inc. (I)(L)	366	9,007
Bill Barrett Corp. (I)(L)	4,721	95,695
BPZ Resources, Inc. (I)	9,922	22,523
Callon Petroleum Company (I)	145	537
Clayton Williams Energy, Inc. (I)(L)	538	23,527
Cloud Peak Energy, Inc. (I)(L)	3,741	70,256
Comstock Resources, Inc. (I)	5,875	95,469
Contango Oil & Gas Company (L)	854	34,237

276

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Crimson Exploration, Inc. (I)	4,217	$12,061
CVR Energy, Inc.	12,800	0
Delek US Holdings, Inc.	9,835	388,089
DHT Holdings, Inc.	1,653	7,901
Double Eagle Petroleum Company (I)	2,117	11,347
Endeavour International Corp. (I)(L)	2,157	6,363
Energen Corp.	12,325	641,023
EPL Oil & Gas, Inc. (I)	9,082	243,488
Green Plains Renewable Energy, Inc. (I)(L)	7,544	86,303
Harvest Natural Resources, Inc. (I)(L)	5,978	20,983
Magnum Hunter Resources Corp. (I)	916	3,673
Miller Energy Resources, Inc. (I)	13	48
Newfield Exploration Company (I)	4,847	108,670
Overseas Shipholding Group, Inc. (I)	4,700	15,510
PDC Energy, Inc. (I)(L)	3,720	184,400
Penn Virginia Corp. (L)	7,585	30,643
Plains Exploration & Production Company (I)	3,519	167,047
QEP Resources, Inc.	2,172	69,156
Rex Energy Corp. (I)	1,561	25,725
Rosetta Resources, Inc. (I)	15,913	757,141
SemGroup Corp., Class A (I)	157	8,120
Ship Finance International, Ltd.	1,300	22,932
Stone Energy Corp. (I)(L)	1,923	41,825
Swift Energy Company (I)(L)	4,494	66,556
Targa Resources Corp.	13,601	924,324
Tesoro Corp.	20,200	1,182,710
Triangle Petroleum Corp. (I)(L)	2,529	16,691
USEC, Inc. (I)(L)	18,439	6,824
Vaalco Energy, Inc. (I)(L)	4,702	35,688
Warren Resources, Inc. (I)	3,681	11,816
Western Refining, Inc. (L)	20,442	723,851

		6,314,596

		14,474,226
Financials - 23.1%
Capital Markets - 2.3%
Affiliated Managers Group, Inc. (I)	5,253	806,703
American Capital, Ltd. (I)	55,500	810,023
Artisan Partners Asset Management, Inc. (I)	4,439	175,119
Calamos Asset Management, Inc., Class A	1,184	13,936
Capital Southwest Corp.	848	97,520
Cowen Group, Inc., Class A (I)	2,044	5,764
E*TRADE Financial Corp. (I)	22,497	240,943
Evercore Partners, Inc., Class A	19,479	810,326
FirstCity Financial Corp. (I)	2,100	20,622
GFI Group, Inc.	8,390	28,023
Harris & Harris Group, Inc. (I)	5,338	19,217
ICG Group, Inc. (I)	128	1,597
INTL. FCStone, Inc. (I)(L)	258	4,492
Investment Technology Group, Inc. (I)	2,461	27,169
Janus Capital Group, Inc. (L)	10,518	98,869
JMP Group, Inc.	3,000	20,730
Knight Capital Group, Inc., Class A (I)	8,089	30,091
Legg Mason, Inc. (L)	11,318	363,874
MCG Capital Corp. (L)	14,059	67,202
Medallion Financial Corp.	2,675	35,364
Oppenheimer Holdings, Inc., Class A	488	9,501
Piper Jaffray Companies (I)(L)	800	27,440
Safeguard Scientifics, Inc. (I)(L)	2,397	37,873
Stifel Financial Corp. (I)	253	8,775
SWS Group, Inc. (I)	6,700	40,535

		3,801,708

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks - 7.8%
1st Source Corp.	3,630	$86,031
1st United Bancorp, Inc.	1,425	9,206
Access National Corp.	359	5,888
American National Bankshares, Inc.	543	11,707
Ameris Bancorp (I)(L)	3,287	47,168
Associated Banc-Corp.	13,535	205,597
Bancfirst Corp.	500	20,850
Bank of Kentucky Financial Corp.	89	2,441
Banner Corp.	2,172	69,135
Bar Harbor Bankshares	236	8,626
BBCN Bancorp, Inc.	8,868	115,816
BCB Bancorp, Inc.	221	2,256
Boston Private Financial Holdings, Inc. (L)	82,859	818,647
Bridge Bancorp, Inc.	87	1,871
Bryn Mawr Bank Corp.	774	18,019
C&F Financial Corp.	63	2,580
Camden National Corp.	601	19,881
Capital City Bank Group, Inc. (I)(L)	3,946	48,733
CapitalSource, Inc.	5,939	57,133
Cardinal Financial Corp.	2,133	38,778
Cathay General Bancorp	9,018	181,442
Center Bancorp, Inc. (L)	2,875	35,736
Centerstate Banks, Inc.	1,287	11,042
Century Bancorp, Inc., Class A	158	5,358
Chemical Financial Corp.	3,570	94,177
City Holding Company	935	37,204
CNB Financial Corp.	244	4,160
CoBiz Financial, Inc.	5,646	45,620
Columbia Banking System, Inc. (L)	4,112	90,382
Community Bank Systems, Inc. (L)	1,500	44,445
Community Trust Bancorp, Inc.	1,441	49,037
CVB Financial Corp. (L)	64,093	722,328
East West Bancorp, Inc.	32,268	828,320
Enterprise Bancorp, Inc.	236	4,000
Enterprise Financial Services Corp.	2,969	42,575
Fidelity Southern Corp. (I)	1,639	18,851
Financial Institutions, Inc.	1,481	29,561
First Bancorp North Carolina	3,559	48,011
First Bancorp, Inc. Maine	652	11,743
First Busey Corp.	4,697	21,465
First California Financial Group, Inc. (I)	324	2,760
First Commonwealth Financial Corp.	15,940	118,912
First Community Bancshares, Inc.	1,888	29,925
First Financial Bancorp	900	14,445
First Financial Corp.	1,220	38,418
First Financial Holdings, Inc.	3,484	73,025
First Interstate Bancsystem, Inc.	578	10,872
First Merchants Corp.	4,679	72,384
First Midwest Bancorp, Inc.	7,500	99,600
First South Bancorp, Inc. (I)	1,628	10,647
FNB Corp.	62,850	760,485
German American Bancorp, Inc.	509	11,712
Glacier Bancorp, Inc.	724	13,742
Great Southern Bancorp, Inc.	1,037	25,292
Hanmi Financial Corp. (I)	1,473	23,568
Heartland Financial USA, Inc.	1,235	31,208
Heritage Commerce Corp. (I)	2,996	20,163
Heritage Financial Corp.	378	5,481
Horizon Bancorp	321	6,487
Hudson Valley Holding Corp.	677	10,094
Iberiabank Corp.	930	46,519
Independent Bank Corp. - Massachusetts (L)	2,831	92,262
Independent Bank Corp. - Michigan (I)	206	1,743

277

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
International Bancshares Corp.	8,607	$179,026
Intervest Bancshares Corp., Class A (I)	1,311	7,709
Lakeland Bancorp, Inc.	3,795	37,381
Lakeland Financial Corp.	1,562	41,690
Macatawa Bank Corp. (I)	8,394	45,412
MainSource Financial Group, Inc.	4,125	57,915
MB Financial, Inc.	8,647	208,998
MBT Financial Corp. (I)	3,023	11,790
Mercantile Bank Corp.	1,266	21,155
Merchants Bancshares, Inc.	462	13,922
Metro Bancorp, Inc. (I)	709	11,727
MetroCorp Bancshares, Inc. (I)	722	7,285
MidSouth Bancorp, Inc.	729	11,854
National Penn Bancshares, Inc. (L)	20,821	222,576
NBT Bancorp, Inc.	1,344	29,764
NewBridge Bancorp (I)	1,494	8,800
North Valley Bancorp (I)	244	4,319
Northrim BanCorp, Inc.	311	6,988
Old National Bancorp	4,412	60,665
Old Second Bancorp, Inc. (I)	2,721	8,653
OmniAmerican Bancorp, Inc. (I)	1,342	33,926
Oriental Financial Group, Inc. (L)	6,515	101,048
Pacific Continental Corp.	424	4,736
Pacific Mercantile Bancorp (I)	2,510	14,684
Pacific Premier Bancorp, Inc. (I)	676	8,889
Park Sterling Corp. (I)	3,146	17,743
Peapack Gladstone Financial Corp.	586	8,737
Peoples Bancorp, Inc.	2,153	48,206
Pinnacle Financial Partners, Inc. (I)(L)	6,152	143,711
Popular, Inc. (I)	8,132	224,525
Preferred Bank (I)	220	3,472
Renasant Corp. (L)	4,209	94,197
Republic Bancorp, Inc., Class A (L)	940	21,282
S&T Bancorp, Inc.	2,124	39,379
Sandy Spring Bancorp, Inc.	3,480	69,948
Seacoast Banking Corp. of Florida (I)	1,900	3,971
Sierra Bancorp	1,489	19,580
Simmons First National Corp., Class A	1,196	30,283
Somerset Hills Bancorp	315	3,654
Southern Community Financial Corp. (I)	3,274	720
Southside Bancshares, Inc. (L)	1,313	27,586
Southwest Bancorp, Inc. (I)	4,604	57,826
StellarOne Corp.	4,142	66,893
Sterling Bancorp	2,183	22,179
Sun Bancorp, Inc. (I)(L)	4,742	16,170
Susquehanna Bancshares, Inc.	86,731	1,078,066
Taylor Capital Group, Inc. (I)(L)	1,999	31,964
Texas Capital Bancshares, Inc. (I)	15,423	623,860
The Bancorp, Inc. (I)	4,862	67,339
Tompkins Financial Corp. (L)	334	14,122
TowneBank (L)	2,772	41,497
Trico Bancshares	800	13,680
Trustmark Corp.	2,967	74,211
UMB Financial Corp. (L)	480	23,554
Umpqua Holdings Corp. (L)	13,795	182,922
Union First Market Bankshares Corp.	3,234	63,257
Univest Corp. of Pennsylvania	1,571	27,367
Virginia Commerce Bancorp, Inc. (I)	5,893	82,797
Washington Banking Company	2,041	28,452
Washington Trust Bancorp, Inc.	2,598	71,133
Webster Financial Corp.	34,270	831,390
WesBanco, Inc.	4,870	116,637
West Bancorp, Inc.	486	5,395

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
West Coast Bancorp	1,945	$47,225
Western Alliance Bancorp (I)(L)	10,494	145,237
Wilshire Bancorp, Inc. (I)	3,502	23,744
Wintrust Financial Corp. (L)	24,871	921,222
Yadkin Valley Financial Corp. (I)	3,532	14,163
Zions Bancorporation (L)	41,275	1,031,462

		13,077,234
Consumer Finance - 0.3%
Asset Acceptance Capital Corp. (I)	4,739	31,941
Asta Funding, Inc.	2,925	28,080
Cash America International, Inc. (L)	3,600	188,892
Green Dot Corp., Class A (I)	2,561	42,794
Nelnet, Inc., Class A	4,156	140,473
Nicholas Financial, Inc.	75	1,103
The First Marblehead Corp. (I)(L)	8,341	8,424

		441,707
Diversified Financial Services - 0.6%
Marlin Business Services Corp.	1,698	39,377
MicroFinancial, Inc.	1,154	9,728
NewStar Financial, Inc. (I)(L)	11,166	147,726
PHH Corp. (I)(L)	8,966	196,893
PICO Holdings, Inc. (I)	1,320	29,304
Resource America, Inc., Class A	3,450	34,362
The NASDAQ OMX Group, Inc.	18,187	587,440

		1,044,830
Insurance - 7.9%
Allied World Assurance Company Holdings AG	4,400	407,968
Alterra Capital Holdings, Ltd.	10,867	342,311
American Equity Investment Life
Holding Company (L)	6,378	94,968
American Financial Group, Inc.	31,362	1,485,913
American National Insurance Company	2,350	204,145
American Safety Insurance Holdings, Ltd. (I)	2,154	53,764
AMERISAFE, Inc.	2,300	81,742
Argo Group International Holdings, Ltd.	4,643	192,127
Arthur J. Gallagher & Company	21,250	877,838
Aspen Insurance Holdings, Ltd.	11,100	428,238
Assurant, Inc.	10,606	477,376
Assured Guaranty, Ltd.	19,657	405,131
Axis Capital Holdings, Ltd.	11,512	479,129
CNO Financial Group, Inc.	40,256	460,931
Donegal Group, Inc., Class A	3,550	54,209
Eastern Insurance Holdings, Inc.	2,342	43,936
EMC Insurance Group, Inc.	1,920	50,554
Employers Holdings, Inc.	1,400	32,830
Endurance Specialty Holdings, Ltd.	6,600	315,546
Enstar Group, Ltd. (I)	1,114	138,459
FBL Financial Group, Inc., Class A	4,766	185,207
Federated National Holding Company	1,090	8,295
First Acceptance Corp. (I)	7,986	10,781
First American Financial Corp.	1,300	33,241
Genworth Financial, Inc., Class A (I)	10,893	108,930
Global Indemnity PLC (I)	2,945	68,324
Greenlight Capital Re, Ltd., Class A (I)(L)	1,300	31,785
Hallmark Financial Services, Inc. (I)	4,008	36,072
Hilltop Holdings, Inc. (I)	10,034	135,359
Horace Mann Educators Corp.	6,694	139,570
Independence Holding Company	3,958	40,292
Investors Title Company	100	6,907
Kemper Corp.	9,673	315,437
Maiden Holdings, Ltd.	5,125	54,274

278

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Markel Corp. (I)(L)	1,492	$751,222
MBIA, Inc. (I)	15,149	155,580
Meadowbrook Insurance Group, Inc. (L)	8,411	59,298
Montpelier Re Holdings, Ltd.	10,711	279,022
National Financial Partners Corp. (I)(L)	3,920	87,926
National Interstate Corp.	944	28,301
National Western Life Insurance
Company, Class A	88	15,488
Old Republic International Corp.	16,351	207,821
OneBeacon Insurance Group, Ltd., Class A	2,200	29,744
PartnerRe, Ltd. (L)	5,314	494,787
Platinum Underwriters Holdings, Ltd.	5,800	323,698
Primerica, Inc.	140	4,589
Protective Life Corp.	5,969	213,690
Reinsurance Group of America, Inc.	9,576	571,400
RLI Corp.	248	17,819
Safety Insurance Group, Inc.	1,810	88,962
Selective Insurance Group, Inc. (L)	5,508	132,247
StanCorp Financial Group, Inc. (L)	5,033	215,211
State Auto Financial Corp. (L)	4,187	72,938
Stewart Information Services Corp. (L)	3,766	95,920
Symetra Financial Corp.	2,198	29,475
The Hanover Insurance Group, Inc.	5,700	283,176
The Navigators Group, Inc. (I)	2,206	129,603
The Phoenix Companies, Inc. (I)(L)	1,081	33,262
Tower Group International, Ltd. (L)	6,136	113,215
United Fire Group, Inc.	2,908	74,067
Universal Insurance Holdings, Inc.	3,586	17,392
Validus Holdings, Ltd.	800	29,896
W.R. Berkley Corp.	18,939	840,323

		13,197,661
Real Estate Investment Trusts - 2.3%
DCT Industrial Trust, Inc. (L)	108,900	805,860
Douglas Emmett, Inc.	30,300	755,379
LaSalle Hotel Properties	29,191	740,868
Lexington Realty Trust (L)	72,900	860,220
Mid-America Apartment Communities, Inc.	5,500	379,830
Ryman Hospitality Properties (L)	6,088	278,526

		3,820,683
Real Estate Management & Development - 0.7%
Alexander & Baldwin, Inc. (I)	6,896	246,532
AV Homes, Inc. (I)	2,398	31,965
Consolidated-Tomoka Land Company	500	19,625
Forestar Group, Inc. (I)(L)	1,413	30,888
Jones Lang LaSalle, Inc.	8,978	892,503
Thomas Properties Group, Inc.	4,109	21,079
ZipRealty, Inc. (I)	900	3,285

		1,245,877
Thrifts & Mortgage Finance - 1.2%
Astoria Financial Corp. (L)	10,461	103,145
Atlantic Coast Financial Corp. (I)	105	483
Bank Mutual Corp.	4,606	25,471
BankFinancial Corp.	4,835	39,115
BBX Capital Corp., Class A (I)	879	7,252
Beneficial Mutual Bancorp, Inc. (I)	1,544	15,903
Berkshire Hills Bancorp, Inc.	3,823	97,639
BofI Holding, Inc. (I)	2,469	88,588
Brookline Bancorp, Inc.	2,864	26,177
Cape Bancorp, Inc.	551	5,047
Dime Community Bancshares, Inc.	2,864	41,127
Doral Financial Corp. (I)	5,700	4,017

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thrifts & Mortgage Finance (continued)
ESB Financial Corp.	453	$6,202
ESSA Bancorp, Inc.	2,461	26,677
Federal Agricultural Mortgage Corp., Class C	1,713	52,743
First Defiance Financial Corp.	1,620	37,778
First Financial Northwest, Inc. (I)	2,425	18,939
Flushing Financial Corp.	4,247	71,944
Fox Chase Bancorp, Inc.	362	6,114
Franklin Financial Corp.	93	1,697
Hampden Bancorp, Inc.	1,142	17,598
HF Financial Corp.	155	2,125
Hingham Institution for Savings	82	5,715
Home Bancorp, Inc. (I)	527	9,807
Home Federal Bancorp, Inc.	2,355	30,144
Hopfed Bancorp, Inc.	416	4,468
Hudson City Bancorp, Inc.	10,866	93,882
Louisiana Bancorp, Inc. (I)	100	1,743
Meridian Interstate Bancorp, Inc. (I)	2,279	42,731
MGIC Investment Corp. (I)(L)	23,698	117,305
Northeast Community Bancorp, Inc.	1,932	10,529
Northfield Bancorp, Inc.	3,019	34,296
OceanFirst Financial Corp.	1,700	24,514
People’s United Financial, Inc.	20,529	275,910
Provident Financial Holdings, Inc.	1,778	30,244
Provident Financial Services, Inc.	4,245	64,821
Provident New York Bancorp	1,015	9,206
Pulaski Financial Corp.	245	2,590
Radian Group, Inc.	18,184	194,751
Riverview Bancorp, Inc. (I)	882	2,328
Rockville Financial, Inc.	1,399	18,131
Roma Financial Corp.	100	1,606
Simplicity Bancorp, Inc.	1,732	26,032
Teche Holding Company	71	2,929
Territorial Bancorp, Inc.	405	9,631
TierOne Corp. (I)	2,328	1
Tree.com, Inc.	1,370	25,331
TrustCo Bank Corp.	3,637	20,294
United Financial Bancorp, Inc.	2,005	30,476
ViewPoint Financial Group	2,600	52,286
Walker & Dunlop, Inc. (I)	160	2,875
Washington Federal, Inc.	6,150	107,625
Waterstone Financial, Inc. (I)	2,000	16,540
Westfield Financial, Inc.	4,152	32,303

		1,996,825

		38,626,525
Health Care - 9.1%
Biotechnology - 0.5%
Astex Pharmaceuticals (I)	6,662	29,713
Celldex Therapeutics, Inc. (I)(L)	5,264	60,957
Cubist Pharmaceuticals, Inc. (I)	15,272	715,035
Infinity Pharmaceuticals, Inc. (I)	306	14,832
Maxygen, Inc.	5,405	13,026
MediciNova, Inc. (I)	1,406	3,768
Repligen Corp. (I)(L)	1,386	9,577

		846,908
Health Care Equipment & Supplies - 2.7%
Alere, Inc. (I)	12,975	331,252
Alphatec Holdings, Inc. (I)	8,403	17,730
Analogic Corp. (L)	600	47,412
AngioDynamics, Inc. (I)	4,195	47,949
Anika Therapeutics, Inc. (I)	3,350	48,642
CONMED Corp. (L)	3,500	119,210

279

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
CryoLife, Inc.	1,800	$10,818
Cutera, Inc. (I)	2,853	37,089
Cynosure, Inc., Class A (I)	689	18,031
Digirad Corp. (I)	3,100	7,812
Exactech, Inc. (I)	1,003	20,752
Greatbatch, Inc. (I)	3,939	117,658
Haemonetics Corp. (I)(L)	19,369	806,913
Invacare Corp. (L)	4,327	56,467
Kewaunee Scientific Corp.	83	1,063
LeMaitre Vascular, Inc.	1,115	6,802
Medical Action Industries, Inc. (I)	1,293	7,758
Misonix, Inc. (I)	500	2,860
Natus Medical, Inc. (I)	2,910	39,110
Palomar Medical Technologies, Inc. (I)	1,177	15,878
Rochester Medical Corp. (I)	866	12,661
RTI Biologics, Inc. (I)	12,463	49,104
Solta Medical, Inc. (I)	4,356	9,583
SurModics, Inc. (I)	1,476	40,221
Symmetry Medical, Inc. (I)	6,511	74,551
Teleflex, Inc.	12,629	1,067,277
The Cooper Companies, Inc.	4,228	456,117
TranS1, Inc. (I)	2,816	6,308
Wright Medical Group, Inc. (I)(L)	42,150	1,003,592

		4,480,620
Health Care Providers & Services - 3.5%
Almost Family, Inc. (L)	685	13,995
Amedisys, Inc. (I)(L)	1,941	21,584
AMN Healthcare Services, Inc. (I)	4,149	65,679
Amsurg Corp. (I)	30,873	1,038,568
Assisted Living Concepts, Inc., Class A	3,648	43,375
BioScrip, Inc. (I)	5,283	67,147
Capital Senior Living Corp. (I)	5,538	146,369
CardioNet, Inc. (I)	381	926
Community Health Systems, Inc.	11,400	540,246
Coventry Health Care, Inc.	16,100	757,183
Cross Country Healthcare, Inc. (I)	2,192	11,640
Dynacq Healthcare, Inc. (I)	600	4
ExamWorks Group, Inc. (I)	100	1,732
Five Star Quality Care, Inc. (I)	8,754	58,564
Gentiva Health Services, Inc. (I)(L)	4,697	50,822
Hanger, Inc. (I)	1,700	53,601
Healthways, Inc. (I)	5,277	64,643
IPC The Hospitalist Company, Inc. (I)(L)	14,265	634,507
Kindred Healthcare, Inc. (I)(L)	3,757	39,561
LHC Group, Inc. (I)(L)	1,308	28,109
LifePoint Hospitals, Inc. (I)	6,064	293,861
Magellan Health Services, Inc. (I)	1,300	61,841
MedCath Corp. (I)(L)	3,806	5,214
Molina Healthcare, Inc. (I)(L)	5,413	167,099
National Healthcare Corp.	855	39,091
Omnicare, Inc. (L)	10,905	444,052
PDI, Inc. (I)	619	3,652
PharMerica Corp. (I)	3,833	53,662
Select Medical Holdings Corp.	2,945	26,505
SunLink Health Systems, Inc. (I)	100	90
The Ensign Group, Inc.	358	11,957
The Providence Service Corp. (I)	1,220	22,558
Triple-S Management Corp., Class B (I)(L)	3,459	60,256
Universal American Corp.	10,883	90,655
Universal Health Services, Inc., Class B	13,677	873,550

		5,792,298

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Technology - 0.1%
Arrhythmia Research Technology, Inc. (I)	200	$500
MedAssets, Inc. (I)	5,638	108,532
Omnicell, Inc. (I)	3,587	67,723

		176,755
Life Sciences Tools & Services - 0.9%
Affymetrix, Inc. (I)(L)	11,100	52,392
Albany Molecular Research, Inc. (I)	1,700	17,867
Bio-Rad Laboratories, Inc., Class A (I)	5,950	749,700
Charles River
Laboratories International, Inc. (I)	16,331	722,973
Enzo Biochem, Inc. (I)	4,047	10,198
Harvard Bioscience, Inc. (I)	6,562	37,075

		1,590,205
Pharmaceuticals - 1.4%
Auxilium Pharmaceuticals, Inc. (I)	26,277	454,067
Cumberland Pharmaceuticals, Inc. (I)	956	4,761
Endo Health Solutions, Inc. (I)	18,547	570,506
FRD Acquisition Company	5,160	11,300
Hi-Tech Pharmacal Company, Inc. (L)	961	31,819
Lannett Company, Inc. (I)	4,175	42,209
Pozen, Inc. (I)	2,238	11,794
Sciclone Pharmaceuticals, Inc. (I)	2,144	9,862
The Medicines Company (I)	26,384	881,753
ViroPharma, Inc. (I)(L)	12,380	311,481

		2,329,552

		15,216,338
Industrials - 18.5%
Aerospace & Defense - 1.4%
AAR Corp.	5,809	106,828
Aerovironment, Inc. (I)	25,389	460,303
Alliant Techsystems, Inc.	612	44,327
Allied Defense Group, Inc. (I)	1,300	4,095
CPI Aerostructures, Inc. (I)	966	8,279
Curtiss-Wright Corp.	6,151	213,440
DigitalGlobe, Inc. (I)	788	22,788
Ducommun, Inc. (I)	2,274	45,002
Engility Holdings, Inc. (I)	189	4,532
Esterline Technologies Corp. (I)	4,048	306,434
Innovative Solutions & Support, Inc.	2,300	11,339
Kratos Defense &
Security Solutions, Inc. (I)(L)	2,919	14,683
LMI Aerospace, Inc. (I)	2,295	47,713
National Presto Industries, Inc.	138	11,109
Orbital Sciences Corp. (I)	3,499	58,398
SIFCO Industries, Inc.	1,000	18,410
Sparton Corp. (I)	2,053	27,510
Sypris Solutions, Inc.	1,826	7,633
Triumph Group, Inc.	11,581	909,109

		2,321,932
Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc. (I)	11,029	64,299
Atlas Air Worldwide Holdings, Inc. (I)	3,546	144,535
Pacer International, Inc. (I)	3,311	16,654
UTi Worldwide, Inc.	32,565	471,541
XPO Logistics, Inc. (I)(L)	977	16,453

		713,482
Airlines - 0.3%
Hawaiian Holdings, Inc. (I)(L)	4,411	25,407
JetBlue Airways Corp. (I)(L)	28,780	198,582

280

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Airlines (continued)
Republic Airways Holdings, Inc. (I)	7,820	$90,243
SkyWest, Inc.	7,577	121,611

		435,843
Building Products - 1.4%
American Woodmark Corp. (I)	1,495	50,875
Apogee Enterprises, Inc.	5,284	152,972
Gibraltar Industries, Inc. (I)	5,765	105,211
Griffon Corp.	10,738	127,997
Insteel Industries, Inc. (L)	2,944	48,046
Owens Corning, Inc. (I)	16,508	650,910
PGT, Inc. (I)	3,718	25,543
Quanex Building Products Corp.	339	5,458
Simpson Manufacturing Company, Inc. (L)	1,100	33,671
Trex Company, Inc. (I)	19,198	944,158
Universal Forest Products, Inc.	2,665	106,094

		2,250,935
Commercial Services & Supplies - 2.7%
ABM Industries, Inc.	3,961	88,093
Acme United Corp.	733	8,957
Acorn Energy, Inc.	833	6,123
ARC Document Solutions, Inc. (I)	4,498	13,404
CECO Environmental Corp.	797	10,305
Consolidated Graphics, Inc. (I)	1,633	63,850
Courier Corp.	1,704	24,555
EnergySolutions, Inc. (I)	8,765	32,869
EnerNOC, Inc. (I)(L)	1,080	18,760
Ennis, Inc.	4,881	73,557
Fuel Tech, Inc. (I)	1,802	7,785
G&K Services, Inc., Class A	2,329	105,993
Interface, Inc. (L)	55,913	1,074,648
Intersections, Inc.	1,976	18,594
KAR Auction Services, Inc.	447	8,953
Kimball International, Inc., Class B	4,427	40,109
McGrath RentCorp. (L)	2,338	72,712
Metalico, Inc. (I)(L)	7,400	11,988
Mobile Mini, Inc. (I)(L)	6,846	201,478
Multi-Color Corp. (L)	1,568	40,439
NL Industries, Inc.	368	4,574
Quad/Graphics, Inc.	266	6,368
Schawk, Inc.	3,541	38,916
Standard Register Company (I)	900	757
Team, Inc. (I)	23,243	954,590
Tetra Tech, Inc. (I)	1,400	42,686
The Geo Group, Inc.	8,073	303,706
UniFirst Corp.	2,303	208,422
United Stationers, Inc.	1,448	55,965
Versar, Inc. (I)	2,242	9,685
Viad Corp.	3,488	96,478
Virco Manufacturing Corp. (I)	1,200	2,856
Waste Connections, Inc. (L)	24,018	864,168

		4,512,343
Construction & Engineering - 1.3%
AECOM Technology Corp. (I)	6,538	214,446
Aegion Corp. (I)(L)	1,965	45,490
Chicago Bridge & Iron Company NV	13	808
Comfort Systems USA, Inc.	4,063	57,248
Dycom Industries, Inc. (I)	7,907	155,689
Foster Wheeler AG (I)	30,819	704,214
Furmanite Corp. (I)	2,345	15,688
Granite Construction, Inc.	4,576	145,700
Great Lakes Dredge & Dock Corp.	10,990	73,963

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction & Engineering (continued)
Integrated Electrical Services, Inc. (I)	620	$3,956
Layne Christensen Company (I)(L)	3,312	70,811
MasTec, Inc. (I)(L)	689	20,084
Michael Baker Corp.	499	12,226
MYR Group, Inc. (I)	1,887	46,345
Northwest Pipe Company (I)	1,600	44,768
Pike Electric Corp.	4,803	68,347
Sterling Construction Company, Inc. (I)	2,470	26,898
Tutor Perini Corp. (I)	4,935	95,246
URS Corp.	7,746	367,238

		2,169,165
Electrical Equipment - 1.6%
Allied Motion Technologies, Inc.	400	2,760
American Superconductor Corp. (I)	542	1,442
Belden, Inc.	19,664	1,015,646
Brady Corp., Class A	6,100	204,533
Encore Wire Corp.	3,894	136,368
EnerSys, Inc. (I)	21,190	965,840
Generac Holdings, Inc.	191	6,750
General Cable Corp. (I)	4,769	174,688
Global Power Equipment Group, Inc.	423	7,453
GrafTech International, Ltd. (I)(L)	1,571	12,065
LSI Industries, Inc.	4,131	28,834
Ocean Power Technologies, Inc. (I)	2,429	3,692
Orion Energy Systems, Inc. (I)	3,553	8,811
Powell Industries, Inc. (I)	1,071	56,302
PowerSecure International, Inc. (I)	3,120	39,655
Preformed Line Products Company	176	12,315
SL Industries, Inc.	1,600	29,008
Ultralife Corp. (I)	1,984	8,690

		2,714,852
Machinery - 4.8%
Alamo Group, Inc.	2,127	81,358
Albany International Corp., Class A	4,234	122,363
Altra Holdings, Inc.	4,468	121,619
American Railcar Industries, Inc.	4,020	187,895
Ampco-Pittsburgh Corp. (L)	1,644	31,088
Astec Industries, Inc. (L)	1,000	34,930
Barnes Group, Inc.	2,420	70,011
Briggs & Stratton Corp. (L)	7,292	180,842
CIRCOR International, Inc.	909	38,633
Columbus McKinnon Corp. (I)	2,978	57,327
Douglas Dynamics, Inc.	1,206	16,667
Dynamic Materials Corp.	662	11,519
Energy Recovery, Inc. (I)(L)	2,317	8,573
EnPro Industries, Inc. (I)(L)	2,641	135,140
ESCO Technologies, Inc.	2,576	105,255
Federal Signal Corp. (I)	11,813	96,158
Flow International Corp. (I)	6,450	25,220
FreightCar America, Inc.	1,748	38,141
Gardner Denver, Inc.	6,374	478,751
Gencor Industries, Inc. (I)	1,400	10,052
Greenbrier Companies, Inc. (I)(L)	4,803	109,076
Hardinge, Inc.	3,000	40,890
Harsco Corp.	1,046	25,909
Hurco Companies, Inc. (I)	1,492	40,627
Hyster-Yale Materials Handling, Inc.	2,200	125,598
IDEX Corp. (L)	15,365	820,798
Kaydon Corp.	1,348	34,482
Key Technology, Inc. (I)	641	8,102
LB Foster Company, Class A	931	41,234
Lydall, Inc. (I)	2,409	36,978

281

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Met-Pro Corp.	2,097	$21,662
MFRI, Inc. (I)	1,100	7,931
Miller Industries, Inc. (L)	2,106	33,801
Mueller Water Products, Inc., Class A	19,856	117,746
NN, Inc. (I)	1,204	11,390
Oshkosh Corp. (I)	4,710	200,128
Standex International Corp.	859	47,434
Terex Corp. (I)	6,553	225,554
The Eastern Company	428	7,507
Titan International, Inc. (L)	32,977	695,155
Trimas Corp. (I)	33,241	1,079,335
Trinity Industries, Inc. (L)	10,987	498,041
Valmont Industries, Inc.	6,061	953,213
Watts Water Technologies, Inc., Class A	21,915	1,051,701

		8,085,834
Marine - 0.1%
Eagle Bulk Shipping, Inc. (I)	3,351	11,796
Excel Maritime Carriers, Ltd. (I)(L)	15,211	17,645
Genco Shipping & Trading, Ltd. (I)(L)	5,700	16,416
International Shipholding Corp.	848	15,434
Matson, Inc.	6,896	169,642

		230,933
Professional Services - 0.7%
Barrett Business Services, Inc.	1,499	78,937
CBIZ, Inc. (I)(L)	9,052	57,752
CDI Corp.	3,270	56,244
CRA International, Inc. (I)	2,371	53,039
Franklin Covey Company (I)	3,500	50,855
FTI Consulting, Inc. (I)	997	37,547
GP Strategies Corp. (I)	2,785	66,450
Heidrick & Struggles International, Inc.	1,508	22,545
Hill International, Inc. (I)	3,347	10,008
Hudson Global, Inc. (I)	4,800	18,912
ICF International, Inc. (I)	1,848	50,266
Kelly Services, Inc., Class A	5,507	102,871
Kforce, Inc.	163	2,668
Korn/Ferry International (I)	3,716	66,368
ManpowerGroup, Inc.	2,729	154,789
National Technical Systems, Inc. (I)	1,146	10,612
Navigant Consulting Company (I)	6,058	79,602
On Assignment, Inc. (I)	6,403	162,060
RCM Technologies, Inc.	300	1,818
Resources Connection, Inc.	2,661	33,795
The Dolan Company (I)	5,314	12,700
Volt Information Sciences, Inc. (I)	2,445	20,416
VSE Corp.	194	4,848

		1,155,102
Road & Rail - 1.8%
Amerco, Inc.	1,708	296,406
Arkansas Best Corp.	3,461	40,424
Avis Budget Group, Inc. (I)(L)	17,100	475,893
Celadon Group, Inc.	1,209	25,220
Covenant Transport, Inc. (I)	1,373	8,224
Frozen Food Express Industries, Class A (I)	800	1,104
Landstar System, Inc.	10,930	623,994
Marten Transport, Ltd.	3,706	74,602
Old Dominion Freight Line, Inc. (I)	23,702	905,416
P.A.M. Transportation Services, Inc.	2,046	21,667
Patriot Transportation Holding, Inc. (I)	67	1,864
Roadrunner Transportation Systems, Inc. (I)	600	13,800
Ryder Systems, Inc.	6,900	412,275

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Road & Rail (continued)
Saia, Inc. (I)	2,642	$95,561
Universal Truckload Services, Inc. (I)	566	13,205
USA Truck, Inc. (I)	2,076	10,193
Werner Enterprises, Inc. (L)	800	19,312

		3,039,160
Trading Companies & Distributors - 2.0%
Aceto Corp.	5,823	64,461
Aircastle, Ltd.	7,807	106,800
Beacon Roofing Supply, Inc. (I)(L)	27,572	1,065,934
CAI International, Inc. (I)	2,900	83,578
GATX Corp. (L)	7,598	394,868
H&E Equipment Services, Inc. (L)	9,156	186,782
Lawson Products, Inc.	1,291	22,696
MRC Global, Inc. (I)	22,049	726,074
Rush Enterprises, Inc., Class A (I)	1,300	31,356
Rush Enterprises, Inc., Class B (I)	12,598	259,519
SeaCube Container Leasing, Ltd.	527	12,100
TAL International Group, Inc. (L)	5,250	237,878
Titan Machinery, Inc. (I)(L)	2,816	78,144
Willis Lease Finance Corp. (I)	406	6,139

		3,276,329

		30,905,910
Information Technology - 14.8%
Communications Equipment - 1.7%
Anaren, Inc. (I)	1,881	36,473
Arris Group, Inc. (I)	68,329	1,173,209
Aviat Networks, Inc. (I)	10,732	36,167
Aware, Inc.	4,448	20,594
Bel Fuse, Inc., Class B	1,641	25,616
Black Box Corp. (L)	2,530	55,179
Brocade Communications Systems, Inc. (I)	6,070	35,024
Calix, Inc. (I)	1,910	15,567
Communications Systems, Inc.	1,800	17,730
Comtech Telecommunications Corp.	3,221	78,206
Digi International, Inc. (I)	4,813	42,980
EchoStar Corp., Class A (I)	4,285	166,986
Emulex Corp. (I)	3,810	24,879
Extreme Networks, Inc. (I)	6,886	23,206
Globecomm Systems, Inc. (I)	5,296	63,605
Harmonic, Inc. (I)	6,801	39,378
JDS Uniphase Corp. (I)	53,960	721,445
KVH Industries, Inc. (I)	2,778	37,697
Oclaro, Inc. (I)	5,040	6,350
Oplink Communications, Inc. (I)	3,231	52,988
Optical Cable Corp.	931	3,882
Performance Technologies, Inc. (I)	2,000	1,660
Relm Wireless Corp. (I)	2,100	4,683
ShoreTel, Inc. (I)	1,370	4,973
Sonus Networks, Inc. (I)	5,300	13,727
Symmetricom, Inc. (I)	5,034	22,854
Tellabs, Inc.	24,724	51,673
Tessco Technologies, Inc.	1,750	37,870
UTStarcom Holdings Corp. (I)	1,004	2,812
Westell Technologies, Inc., Class A (I)	8,500	17,085

		2,834,498
Computers & Peripherals - 0.2%
Avid Technology, Inc. (I)	8,133	50,994
Concurrent Computer Corp.	1,651	13,059
Cray, Inc. (I)	2,251	52,246
Dot Hill Systems Corp. (I)	1,830	2,013
Electronics for Imaging, Inc. (I)	5,466	138,618

282

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Computers & Peripherals (continued)
Hutchinson Technology, Inc. (I)(L)	5,052	$13,893
Imation Corp. (I)	6,647	25,392
Intermec, Inc. (I)	945	9,289
Intevac, Inc. (I)	3,801	17,941
Novatel Wireless, Inc. (I)	6,508	12,951
Rimage Corp.	958	8,641
STEC, Inc. (I)	901	3,982
Xyratex, Ltd. (L)	2,438	24,136

		373,155
Electronic Equipment, Instruments & Components - 3.0%
ADDvantage Technologies Group, Inc. (I)	428	997
Aeroflex Holding Corp. (I)	3,027	23,792
Agilysys, Inc. (I)	862	8,568
Arrow Electronics, Inc. (I)	16,966	689,159
Avnet, Inc. (I)	13,242	479,360
AVX Corp.	10,386	123,593
Benchmark Electronics, Inc. (I)	6,843	123,311
Checkpoint Systems, Inc. (I)	5,678	74,155
Chyron International Corp. (I)	200	302
Coherent, Inc.	1,083	61,449
CTS Corp.	2,914	30,422
Daktronics, Inc.	1,238	12,999
Electro Rent Corp.	3,773	69,951
Electro Scientific Industries, Inc.	47,314	522,820
Fabrinet (I)	433	6,326
GSI Group, Inc. (I)	1,912	16,309
ID Systems, Inc. (I)	2,235	12,740
Identive Group, Inc. (I)	4,331	6,410
Ingram Micro, Inc., Class A (I)	1,693	33,318
Insight Enterprises, Inc. (I)	6,949	143,288
IntriCon Corp. (I)	100	483
Itron, Inc. (I)(L)	907	42,085
KEMET Corp. (I)	2,976	18,600
Key Tronic Corp. (I)(L)	1,900	21,774
Maxwell Technologies, Inc. (I)	191	1,029
Measurement Specialties, Inc. (I)	1,855	73,773
Mercury Computer Systems, Inc. (I)	966	7,119
Methode Electronics, Inc.	5,814	74,884
Multi-Fineline Electronix, Inc. (I)	1,634	25,213
NAPCO Security Technologies, Inc. (I)	1,164	4,656
Newport Corp. (I)	5,207	88,102
PAR Technology Corp. (I)	3,132	14,752
Park Electrochemical Corp.	1,464	37,098
PC Connection, Inc.	4,352	71,155
PC Mall, Inc. (I)	3,055	25,357
Perceptron, Inc.	1,608	11,610
Planar Systems, Inc. (I)	5,100	9,588
Plexus Corp. (I)	1,321	32,114
Power-One, Inc. (I)(L)	3,297	13,683
Radisys Corp. (I)	5,279	25,973
RF Industries, Ltd.	120	821
Richardson Electronics, Ltd.	2,384	28,274
Rofin-Sinar Technologies, Inc. (I)(L)	202	5,472
Rogers Corp. (I)	2,200	104,764
Sanmina Corp. (I)	76,664	870,903
ScanSource, Inc. (I)	1,242	35,049
SMTC Corp. (I)	490	1,161
SYNNEX Corp. (I)(L)	5,668	209,716
Tech Data Corp. (I)	6,414	292,543
TTM Technologies, Inc. (I)	11,598	88,145
Viasystems Group, Inc. (I)	720	9,389
Vicon Industries, Inc. (I)	126	331
Vishay Intertechnology, Inc. (I)(L)	18,624	253,473

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Vishay Precision Group, Inc. (I)	1,653	$24,283
Zygo Corp. (I)	1,968	29,146

		4,991,787
Internet Software & Services - 1.3%
AOL, Inc. (I)	6,729	258,999
Blucora, Inc. (I)	6,814	105,481
Dealertrack Technologies, Inc. (I)	1,082	31,789
Digital River, Inc. (I)	2,704	38,235
EarthLink, Inc.	11,221	60,818
Internap Network Services Corp. (I)	4,743	44,347
IntraLinks Holdings, Inc. (I)	223	1,418
Keynote Systems, Inc.	2,445	34,132
KIT Digital, Inc. (I)	7,126	2,067
Limelight Networks, Inc. (I)(L)	1,615	3,327
Marchex, Inc., Class B	2,445	10,293
Market Leader, Inc. (I)	700	6,272
Monster Worldwide, Inc. (I)	1,474	7,473
Perficient, Inc. (I)	2,608	30,409
QuinStreet, Inc. (I)	3,213	19,182
RealNetworks, Inc. (I)	5,862	45,196
Reis, Inc. (I)	300	4,662
Soundbite Communications, Inc.	3,800	11,704
TechTarget, Inc. (I)	2,617	12,797
TheStreet.com, Inc.	8,757	16,726
United Online, Inc.	13,619	82,123
ValueClick, Inc. (I)	45,388	1,341,215
XO Group, Inc. (I)	3,766	37,660

		2,206,325
IT Services - 1.7%
Acxiom Corp. (I)	3,452	70,421
CACI International, Inc., Class A (I)(L)	4,110	237,846
CIBER, Inc. (I)	13,394	62,952
Computer Sciences Corp.	241	11,864
Convergys Corp.	11,544	196,594
CoreLogic, Inc. (I)	2,783	71,968
CSG Systems International, Inc. (I)	1,319	27,950
Dynamics Research Corp. (I)	1,898	11,312
Jack Henry & Associates, Inc.	19,169	885,799
ManTech International Corp., Class A (L)	3,617	97,189
MAXIMUS, Inc.	10,902	871,833
ModusLink Global Solutions, Inc. (I)	7,816	25,793
Official Payments Holdings, Inc. (I)	809	4,587
StarTek, Inc. (I)	3,143	18,387
Sykes Enterprises, Inc. (I)(L)	3,354	53,530
The Hackett Group, Inc.	7,525	34,389
Virtusa Corp. (I)	1,925	45,738

		2,728,152
Semiconductors & Semiconductor Equipment - 4.2%
Advanced Energy Industries, Inc. (I)	3,450	63,135
Aetrium (I)	650	546
Alpha & Omega Semiconductor, Ltd. (I)	965	8,569
Amkor Technology, Inc. (I)(L)	9,473	37,892
ANADIGICS, Inc. (I)	11,169	22,338
ATMI, Inc. (I)	4,545	101,944
Axcelis Technologies, Inc. (I)	5,100	6,375
AXT, Inc. (I)	4,229	12,433
Brooks Automation, Inc. (L)	6,536	66,536
BTU International, Inc. (I)	1,318	2,992
Cascade Microtech, Inc. (I)	1,892	13,547
Cohu, Inc.	4,192	39,237

283

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Cree, Inc. (I)	444	$24,291
Cymer, Inc. (I)	8,073	775,815
Diodes, Inc. (I)	733	15,378
DSP Group, Inc. (I)	4,494	36,267
Entropic Communications, Inc. (I)	1,268	5,161
Exar Corp. (I)	8,586	90,153
Fairchild Semiconductor International, Inc. (I)	65,137	921,037
First Solar, Inc. (I)(L)	975	26,286
FormFactor, Inc. (I)	7,875	37,013
GigOptix, Inc. (I)	931	978
GSI Technology, Inc. (I)	5,524	36,403
Hittite Microwave Corp. (I)	13,210	799,998
Ikanos Communications, Inc. (I)	4,125	8,250
Integrated Device Technology, Inc. (I)	11,771	87,929
Integrated Silicon Solution, Inc. (I)	4,500	41,265
International Rectifier Corp. (I)(L)	7,029	148,663
Intersil Corp., Class A	10,660	92,849
IXYS Corp.	2,555	24,502
Kopin Corp. (I)	3,638	13,461
Kulicke & Soffa Industries, Inc. (I)	696	8,046
Lattice Semiconductor Corp. (I)	114,033	621,480
LTX-Credence Corp. (I)	2,700	16,308
Mattson Technology, Inc. (I)	7,741	10,683
MEMSIC, Inc. (I)	3,797	10,328
MKS Instruments, Inc.	5,136	139,699
Nanometrics, Inc. (I)	195	2,814
OmniVision Technologies, Inc. (I)(L)	3,038	41,864
Pericom Semiconductor Corp. (I)	4,434	30,196
Photronics, Inc. (I)(L)	13,726	91,690
PMC-Sierra, Inc. (I)	7,616	51,713
Power Integrations, Inc.	6,517	282,903
Rudolph Technologies, Inc. (I)	3,882	45,730
Semtech Corp. (I)	28,379	1,004,333
Sigma Designs, Inc. (I)	5,587	27,209
Silicon Image, Inc. (I)	423	2,056
Spansion, Inc., Class A (I)	124	1,596
SunPower Corp. (I)(L)	1,520	17,541
Supertex, Inc.	839	18,634
Tessera Technologies, Inc.	5,784	108,450
TriQuint Semiconductor, Inc. (I)	3,205	16,185
Ultra Clean Holdings (I)	1,700	11,050
Veeco Instruments, Inc. (I)	22,630	867,408

		6,989,159
Software - 2.7%
Accelrys, Inc. (I)	3,760	36,698
Actuate Corp. (I)	50,318	301,908
AsiaInfo-Linkage, Inc. (I)	400	4,748
Cadence Design Systems, Inc. (I)(L)	63,536	885,056
EPIQ Systems, Inc.	5,795	81,304
ePlus, Inc.	1,364	63,030
GSE Systems, Inc. (I)	2,016	4,032
Informatica Corp. (I)	23,254	801,565
Mentor Graphics Corp.	4,543	82,001
MicroStrategy, Inc., Class A (I)	5,331	538,857
Pervasive Software, Inc. (I)	1,000	9,170
Progress Software Corp. (I)	1,004	22,871
PTC, Inc. (I)	26,146	666,462
Rosetta Stone, Inc. (I)	826	12,704
Seachange International, Inc. (I)(L)	5,428	64,539
Smith Micro Software, Inc. (I)	524	692
SS&C Technologies Holdings, Inc. (I)	32,145	963,707
TeleCommunication
Systems, Inc., Class A (I)(L)	7,641	17,039

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Telenav, Inc. (I)	252	$1,625

		4,558,008

		24,681,084
Materials - 7.6%
Chemicals - 2.3%
A. Schulman, Inc.	4,138	130,595
American Pacific Corp. (I)	1,621	37,461
Axiall Corp.	2,394	148,811
Chase Corp.	1,174	22,682
Core Molding Technologies, Inc. (I)	1,000	8,880
Ferro Corp. (I)	4,772	32,211
FMC Corp.	13,363	762,092
Innophos Holdings, Inc.	14,297	780,044
Innospec, Inc.	97	4,295
Intrepid Potash, Inc. (L)	800	15,008
KMG Chemicals, Inc.	1,101	21,403
Landec Corp. (I)	3,865	55,927
Minerals Technologies, Inc.	3,368	139,806
Olin Corp.	4,323	109,026
OM Group, Inc. (I)	4,455	104,603
OMNOVA Solutions, Inc. (I)	1,642	12,594
Penford Corp. (I)	2,624	28,785
PolyOne Corp.	50,917	1,242,878
Sensient Technologies Corp.	1,092	42,686
Zoltek Companies, Inc. (I)(L)	6,760	80,782

		3,780,569
Construction Materials - 0.7%
Eagle Materials, Inc.	13,827	921,293
Headwaters, Inc. (I)	11,408	124,347
Texas Industries, Inc. (I)(L)	2,257	142,439

		1,188,079
Containers & Packaging - 1.0%
Boise, Inc.	15,525	134,447
Graphic Packaging Holding Company (I)	151,283	1,133,110
Myers Industries, Inc.	6,330	88,367
Rock-Tenn Company, Class A	2,959	274,566

		1,630,490
Metals & Mining - 2.3%
A. M. Castle & Company (I)(L)	4,342	75,985
Allied Nevada Gold Corp. (I)	5,119	84,259
Century Aluminum Company (I)	12,885	99,730
Coeur d’Alene Mines Corp. (I)	10,600	199,916
Commercial Metals Company	11,325	179,501
Compass Minerals International, Inc.	6,784	535,258
Detour Gold Corp. (I)	6,101	117,293
Friedman Industries, Inc.	1,511	15,065
Haynes International, Inc. (L)	11,958	661,277
Horsehead Holding Corp. (I)	7,506	81,665
Kaiser Aluminum Corp. (L)	2,852	184,382
Materion Corp. (L)	2,446	69,711
Noranda Aluminum Holding Corp.	71	319
Olympic Steel, Inc. (L)	2,383	56,954
Reliance Steel & Aluminum Company	10,500	747,285
RTI International Metals, Inc. (I)(L)	4,900	155,281
Schnitzer Steel Industries, Inc., Class A (L)	1,608	42,869
Stillwater Mining Company (I)(L)	7,941	102,677
SunCoke Energy, Inc. (I)	2,353	38,424
Synalloy Corp.	1,121	15,559
United States Steel Corp. (L)	6,490	126,555
Universal Stainless & Alloy (I)	1,562	56,779

284

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
Worthington Industries, Inc.	3,765	$116,640

		3,763,384
Paper & Forest Products - 1.3%
Buckeye Technologies, Inc.	7,563	226,512
Clearwater Paper Corp. (I)	600	31,614
Domtar Corp. (L)	4,550	353,171
KapStone Paper and Packaging Corp.	5,210	144,838
Louisiana-Pacific Corp. (I)	21,668	468,029
Mercer International, Inc. (I)	10,058	69,501
Neenah Paper, Inc.	383	11,781
P.H. Glatfelter Company	4,610	107,782
Resolute Forest Products (I)(L)	887	14,352
Schweitzer-Mauduit International, Inc.	20,801	805,623

		2,233,203

		12,595,725
Telecommunication Services - 0.5%
Diversified Telecommunication Services - 0.2%
Atlantic Tele-Network, Inc.	300	14,553
Cbeyond, Inc. (I)	796	5,914
Frontier Communications Corp. (L)	11,552	45,977
General Communication, Inc., Class A (I)	6,157	56,460
Hawaiian Telcom Holdco, Inc. (I)	243	5,606
HickoryTech Corp.	2,058	20,889
Iridium Communications, Inc. (I)(L)	9,684	58,298
Neutral Tandem, Inc.	2,582	8,443
ORBCOMM, Inc. (I)	9,140	47,619
Premiere Global Services, Inc. (I)	3,309	36,366
Primus Telecommunications Group, Inc.	472	5,216
Vonage Holdings Corp. (I)	834	2,410

		307,751
Wireless Telecommunication Services - 0.3%
Leap Wireless International, Inc. (I)	8,053	47,432
MetroPCS Communications, Inc. (I)	4,865	53,029
Shenandoah Telecommunications Company	1,053	16,037
Telephone & Data Systems, Inc.	11,308	238,260
United States Cellular Corp. (I)(L)	3,700	133,200
USA Mobility, Inc.	1,540	20,436

		508,394

		816,145
Utilities - 0.7%
Gas Utilities - 0.7%
UGI Corp.	28,034	1,076,225
Independent Power Producers & Energy Traders - 0.0%
Genie Energy, Ltd., B Shares	503	4,658
Ormat Technologies, Inc. (L)	2,857	58,997

		63,655
Water Utilities - 0.0%
Consolidated Water Company, Ltd.	955	9,455
SJW Corp.	722	19,133

		28,588

		1,168,468

TOTAL COMMON STOCKS (Cost $118,638,719)		$165,462,136

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

SECURITIES LENDING COLLATERAL - 18.6%
John Hancock Collateral
Investment Trust, 0.2481% (W)(Y)	3,108,209	31,109,133

TOTAL SECURITIES LENDING
COLLATERAL (Cost $31,106,874)		$31,109,133

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
State Street Institutional Liquid Reserves
Fund, 0.1355% (Y)	479,145	479,145

TOTAL SHORT-TERM INVESTMENTS (Cost $479,145)		$479,145

Total Investments (Small Cap Opportunities Trust)
(Cost $150,224,738) - 118.1%		$197,050,414
Other assets and liabilities, net - (18.1%)		(30,164,178)

TOTAL NET ASSETS - 100.0%		$166,886,236

Small Cap Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.2%
Consumer Discretionary - 12.7%
Diversified Consumer Services - 1.5%
Matthews International Corp., Class A (L)	291,680	$10,176,711
Hotels, Restaurants & Leisure - 2.1%
CEC Entertainment, Inc.	332,640	10,893,960
Choice Hotels International, Inc. (L)	89,100	3,769,821

		14,663,781
Household Durables - 1.6%
Helen of Troy, Ltd. (I)(L)	298,120	11,435,883
Media - 1.1%
Arbitron, Inc.	164,900	7,728,863
Multiline Retail - 1.2%
Fred’s, Inc., Class A (L)	609,422	8,336,893
Specialty Retail - 5.2%
Advance Auto Parts, Inc.	36,620	3,026,643
Ascena Retail Group, Inc. (I)	658,260	12,210,723
Stage Stores, Inc.	353,089	9,137,943
The Cato Corp., Class A (L)	495,646	11,964,894

		36,340,203

		88,682,334
Consumer Staples - 2.0%
Food & Staples Retailing - 1.2%
Casey’s General Stores, Inc. (L)	149,580	8,720,514
Food Products - 0.8%
Post Holdings, Inc. (I)	130,760	5,613,527

		14,334,041
Energy - 4.7%
Energy Equipment & Services - 2.2%
Bristow Group, Inc.	52,280	3,447,343
Era Group, Inc. (I)(L)	184,938	3,883,698
SEACOR Holdings, Inc. (L)	112,438	8,284,432

		15,615,473
Oil, Gas & Consumable Fuels - 2.5%
Halcon Resources Corp. (I)(L)	332,816	2,592,637

285

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Penn Virginia Corp. (L)	231,901	$936,880
Plains Exploration & Production Company (I)	25,710	1,220,454
Scorpio Tankers, Inc. (I)	1,329,400	11,858,248
Whiting Petroleum Corp. (I)	18,400	935,456

		17,543,675

		33,159,148
Financials - 19.2%
Capital Markets - 0.3%
Ares Capital Corp.	104,636	1,893,912
Commercial Banks - 8.1%
First Busey Corp. (L)	724,908	3,312,830
First Midwest Bancorp, Inc.	718,021	9,535,319
First Niagara Financial Group, Inc.	722,102	6,397,824
Hancock Holding Company	160,930	4,975,956
International Bancshares Corp.	512,640	10,662,912
MB Financial, Inc.	274,978	6,646,218
Webster Financial Corp. (L)	473,920	11,497,299
Westamerica Bancorp. (L)	68,760	3,116,891

		56,145,249
Insurance - 5.5%
Alleghany Corp. (I)	6,748	2,671,668
AMERISAFE, Inc.	141,500	5,028,910
Assured Guaranty, Ltd.	349,367	7,200,454
National Financial Partners Corp. (I)(L)	113,530	2,546,478
Platinum Underwriters Holdings, Ltd.	122,889	6,858,435
Primerica, Inc.	303,790	9,958,236
Reinsurance Group of America, Inc.	40,600	2,422,602
White Mountains Insurance Group, Ltd.	2,970	1,684,346

		38,371,129
Real Estate Investment Trusts - 3.2%
Campus Crest Communities, Inc.	588,137	8,175,104
DiamondRock Hospitality Company	573,108	5,335,635
Mack-Cali Realty Corp.	167,290	4,786,167
Summit Hotel Properties, Inc.	411,900	4,312,593

		22,609,499
Thrifts & Mortgage Finance - 2.1%
Flushing Financial Corp.	265,032	4,489,642
Northwest Bancshares, Inc. (L)	802,730	10,186,644

		14,676,286

		133,696,075
Health Care - 9.4%
Health Care Equipment & Supplies - 2.5%
Haemonetics Corp. (I)(L)	36,840	1,534,754
ICU Medical, Inc. (I)(L)	131,540	7,754,283
STERIS Corp.	191,540	7,969,979

		17,259,016
Health Care Providers & Services - 2.3%
Amsurg Corp. (I)	331,870	11,164,107
Corvel Corp. (I)	92,165	4,561,246

		15,725,353
Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc. (I)	215,800	2,932,722
Life Sciences Tools & Services - 4.2%
Charles River
Laboratories International, Inc. (I)	372,780	16,502,971

Small Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services (continued)
ICON PLC (I)(L)	404,200	$13,051,618

		29,554,589

		65,471,680
Industrials - 26.0%
Aerospace & Defense - 1.0%
Cubic Corp.	160,450	6,854,424
Air Freight & Logistics - 1.7%
Atlas Air Worldwide Holdings, Inc. (I)	156,120	6,363,451
UTi Worldwide, Inc.	377,230	5,462,290

		11,825,741
Commercial Services & Supplies - 6.6%
ACCO Brands Corp. (I)(L)	1,266,410	8,459,619
Corrections Corp. of America	40,310	1,574,912
G&K Services, Inc., Class A	275,550	12,540,281
McGrath RentCorp. (L)	29,950	931,445
Standard Parking Corp. (I)	286,438	5,929,267
United Stationers, Inc. (L)	426,178	16,471,780

		45,907,304
Electrical Equipment - 4.0%
Acuity Brands, Inc.	83,110	5,763,679
Belden, Inc.	430,429	22,231,658

		27,995,337
Industrial Conglomerates - 2.0%
Carlisle Companies, Inc.	203,096	13,767,878
Machinery - 6.0%
Albany International Corp., Class A	462,584	13,368,678
ESCO Technologies, Inc.	268,332	10,964,046
Flowserve Corp.	16,160	2,710,194
Mueller Industries, Inc.	279,330	14,885,496

		41,928,414
Marine - 1.9%
Kirby Corp. (I)(L)	171,180	13,146,624
Professional Services - 0.3%
Towers Watson & Company, Class A	32,010	2,218,933
Road & Rail - 0.7%
Genesee & Wyoming, Inc., Class A (I)(L)	48,075	4,476,263
Trading Companies & Distributors - 1.8%
GATX Corp. (L)	245,850	12,776,825

		180,897,743
Information Technology - 9.2%
Computers & Peripherals - 1.5%
Diebold, Inc. (L)	343,970	10,429,170
Electronic Equipment, Instruments & Components - 3.0%
Coherent, Inc.	115,050	6,527,937
MTS Systems Corp. (L)	149,628	8,700,868
ScanSource, Inc. (I)	211,200	5,960,064

		21,188,869
IT Services - 2.5%
Forrester Research, Inc.	294,393	9,317,538
MAXIMUS, Inc.	97,173	7,770,925

		17,088,463
Office Electronics - 1.2%
Zebra Technologies Corp., Class A (I)	175,560	8,274,143
Semiconductors & Semiconductor Equipment - 0.3%
Maxim Integrated Products, Inc. (L)	68,730	2,244,035

286

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software - 0.7%
Websense, Inc. (I)(L)	326,920	$4,903,800

		64,128,480
Materials - 7.4%
Chemicals - 4.0%
Innospec, Inc.	209,470	9,275,332
Koppers Holdings, Inc. (L)	143,478	6,310,162
Sensient Technologies Corp.	158,970	6,214,137
Zep, Inc.	413,050	6,199,881

		27,999,512
Containers & Packaging - 2.2%
Aptargroup, Inc. (L)	147,368	8,451,555
Greif, Inc., Class A	120,220	6,446,196

		14,897,751
Paper & Forest Products - 1.2%
Deltic Timber Corp. (L)	123,366	8,477,712

		51,374,975
Utilities - 4.6%
Electric Utilities - 1.9%
UNS Energy Corp. (L)	143,790	7,037,083
Westar Energy, Inc.	190,070	6,306,523

		13,343,606
Gas Utilities - 2.7%
Atmos Energy Corp.	193,490	8,260,088
New Jersey Resources Corp. (L)	67,204	3,014,099
UGI Corp.	49,460	1,898,769
WGL Holdings, Inc.	119,750	5,280,975

		18,453,931

		31,797,537

TOTAL COMMON STOCKS (Cost $460,373,470)		$663,542,013

SECURITIES LENDING COLLATERAL - 9.8%
John Hancock Collateral
Investment Trust, 0.2481% (W)(Y)	6,838,489	68,444,383

TOTAL SECURITIES LENDING
COLLATERAL (Cost $68,440,013)		$68,444,383

SHORT-TERM INVESTMENTS - 4.6%
Repurchase Agreement - 4.6%
Bank of America Tri-Party Repurchase
Agreement dated 03/28/2013 at 0.190% to
be repurchased at $31,700,669 on 04/01/13,
collateralized by $32,277,200 U.S. Treasury
Notes, 0.250% due 04/30/2014 (valued at
$32,334,076, including interest)	$31,700,000	$31,700,000

TOTAL SHORT-TERM INVESTMENTS (Cost $31,700,000)		$31,700,000

Total Investments (Small Cap Value Trust)
(Cost $560,513,483) - 109.6%		$763,686,396
Other assets and liabilities, net - (9.6%)		(66,860,429)

TOTAL NET ASSETS - 100.0%		$696,825,967

Small Company Growth Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.8%
Consumer Discretionary - 14.2%
Auto Components - 1.6%
Tenneco, Inc. (I)	25,348	$996,430
TRW Automotive Holdings Corp. (I)	13,932	766,260

		1,762,690
Distributors - 1.0%
Pool Corp.	22,462	1,078,176
Hotels, Restaurants & Leisure - 4.2%
Choice Hotels International, Inc. (L)	15,569	658,724
Domino’s Pizza, Inc.	20,581	1,058,687
Jack in the Box, Inc. (I)(L)	27,307	944,549
Life Time Fitness, Inc. (I)(L)	18,662	798,360
Penn National Gaming, Inc. (I)(L)	23,179	1,261,633

		4,721,953
Household Durables - 1.6%
Ethan Allen Interiors, Inc. (L)	25,136	827,477
The Ryland Group, Inc. (L)	22,718	945,523

		1,773,000
Leisure Equipment & Products - 0.7%
Brunswick Corp.	22,204	759,821
Media - 0.2%
Sinclair Broadcast Group, Inc., Class A	10,343	209,342
Specialty Retail - 3.6%
DSW, Inc., Class A	14,444	921,527
Group 1 Automotive, Inc.	13,641	819,415
Monro Muffler Brake, Inc. (L)	18,023	715,693
Tractor Supply Company	9,194	957,371
Vitamin Shoppe, Inc. (I)(L)	13,077	638,811

		4,052,817
Textiles, Apparel & Luxury Goods - 1.3%
Steven Madden, Ltd. (I)	17,507	755,252
Under Armour, Inc., Class A (I)	13,606	696,627

		1,451,879

		15,809,678
Consumer Staples - 2.2%
Food & Staples Retailing - 0.6%
Harris Teeter Supermarkets, Inc.	15,861	677,423
Food Products - 1.6%
B&G Foods, Inc. (L)	27,525	839,237
Lancaster Colony Corp.	12,462	959,581

		1,798,818

		2,476,241
Energy - 6.9%
Energy Equipment & Services - 4.0%
Atwood Oceanics, Inc. (I)	15,650	822,251
Dresser-Rand Group, Inc. (I)	15,486	954,867
Dril-Quip, Inc. (I)	11,529	1,004,983
Lufkin Industries, Inc. (L)	9,634	639,601
Patterson-UTI Energy, Inc. (L)	41,888	998,610

		4,420,312
Oil, Gas & Consumable Fuels - 2.9%
Berry Petroleum Company, Class A	18,577	859,929
Energen Corp.	15,005	780,410
Oasis Petroleum, Inc. (I)(L)	26,463	1,007,446

287

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Small Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Resolute Energy Corp. (I)	53,394	$614,565

		3,262,350

		7,682,662
Financials - 9.8%
Capital Markets - 3.6%
Affiliated Managers Group, Inc. (I)	7,438	1,142,254
Greenhill & Company, Inc. (L)	13,864	740,060
SEI Investments Company	34,136	984,824
Stifel Financial Corp. (I)(L)	30,412	1,054,384

		3,921,522
Commercial Banks - 3.7%
East West Bancorp, Inc.	33,703	865,156
Huntington Bancshares, Inc.	91,097	673,207
PrivateBancorp, Inc.	45,382	858,174
Prosperity Bancshares, Inc.	17,401	824,633
SVB Financial Group (I)	12,763	905,407

		4,126,577
Insurance - 1.8%
Brown & Brown, Inc.	32,559	1,043,190
HCC Insurance Holdings, Inc.	22,816	958,956

		2,002,146
Real Estate Investment Trusts - 0.7%
Colonial Properties Trust (L)	35,175	795,307

		10,845,552
Health Care - 17.3%
Biotechnology - 5.3%
Acorda Therapeutics, Inc. (I)	17,813	570,550
Amarin Corp. PLC, ADR (I)(L)	51,649	382,719
BioMarin Pharmaceutical, Inc. (I)(L)	14,627	910,677
Incyte Corp. (I)(L)	49,016	1,147,465
Myriad Genetics, Inc. (I)	32,864	834,746
Seattle Genetics, Inc. (I)(L)	31,417	1,115,618
United Therapeutics Corp. (I)(L)	14,669	892,902

		5,854,677
Health Care Equipment & Supplies - 4.5%
Insulet Corp. (I)(L)	25,492	659,223
Masimo Corp.	27,795	545,338
Meridian Bioscience, Inc. (L)	23,240	530,337
NuVasive, Inc. (I)(L)	29,346	625,363
Sirona Dental Systems, Inc. (I)	11,373	838,531
STERIS Corp.	22,710	944,963
Thoratec Corp. (I)	21,885	820,688

		4,964,443
Health Care Providers & Services - 3.8%
Centene Corp. (I)	21,221	934,573
Chemed Corp. (L)	13,382	1,070,292
Health Management
Associates, Inc., Class A (I)	66,653	857,824
MEDNAX, Inc. (I)	9,564	857,221
VCA Antech, Inc. (I)	21,361	501,770

		4,221,680
Health Care Technology - 0.5%
HMS Holdings Corp. (I)(L)	20,825	565,399
Life Sciences Tools & Services - 2.3%
PAREXEL International Corp. (I)(L)	32,165	1,270,839
PerkinElmer, Inc.	22,782	766,386

Small Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services (continued)
Techne Corp.	8,142	$552,435

		2,589,660
Pharmaceuticals - 0.9%
Salix Pharmaceuticals, Ltd. (I)	19,190	982,144

		19,178,003
Industrials - 16.5%
Aerospace & Defense - 1.9%
Hexcel Corp. (I)	33,320	966,613
TransDigm Group, Inc.	7,533	1,151,946

		2,118,559
Air Freight & Logistics - 1.6%
Forward Air Corp.	22,414	835,818
Hub Group, Inc., Class A (I)	23,862	917,733

		1,753,551
Building Products - 1.0%
AO Smith Corp.	14,930	1,098,400
Commercial Services & Supplies - 1.9%
Corrections Corp. of America	29,837	1,165,732
Tetra Tech, Inc. (I)	33,051	1,007,725

		2,173,457
Construction & Engineering - 0.8%
MasTec, Inc. (I)(L)	30,785	897,383
Electrical Equipment - 1.7%
Acuity Brands, Inc.	12,861	891,910
Regal-Beloit Corp.	11,981	977,170

		1,869,080
Machinery - 5.0%
Crane Company	15,854	885,604
ITT Corp.	18,414	523,510
Lincoln Electric Holdings, Inc.	20,057	1,086,688
Lindsay Corp. (L)	11,420	1,007,016
WABCO Holdings, Inc. (I)	12,595	889,081
Wabtec Corp.	10,989	1,122,087

		5,513,986
Marine - 0.9%
Kirby Corp. (I)	13,335	1,024,128
Trading Companies & Distributors - 1.7%
Watsco, Inc. (L)	11,149	938,523
WESCO International, Inc. (I)(L)	13,272	963,680

		1,902,203

		18,350,747
Information Technology - 26.2%
Communications Equipment - 1.4%
Arris Group, Inc. (I)	49,160	844,077
NETGEAR, Inc. (I)	19,844	664,972

		1,509,049
Electronic Equipment, Instruments & Components - 3.7%
Cognex Corp.	18,153	765,149
IPG Photonics Corp. (L)	9,991	663,502
Littelfuse, Inc.	14,333	972,494
National Instruments Corp.	28,326	927,677
SYNNEX Corp. (I)(L)	20,335	752,395

		4,081,217
Internet Software & Services - 3.6%
CoStar Group, Inc. (I)(L)	15,488	1,695,316

288

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Small Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
Dealertrack Technologies, Inc. (I)(L)	25,542	$750,424
ValueClick, Inc. (I)	51,084	1,509,532

		3,955,272
IT Services - 0.7%
Alliance Data Systems Corp. (I)	5,142	832,438
Semiconductors & Semiconductor Equipment - 5.7%
Cymer, Inc. (I)	14,592	1,402,291
Microsemi Corp. (I)	35,806	829,625
MKS Instruments, Inc.	24,856	676,083
Power Integrations, Inc. (L)	21,557	935,789
Semtech Corp. (I)	27,272	965,156
Silicon Laboratories, Inc. (I)	18,722	774,342
Teradyne, Inc. (I)	46,262	750,370

		6,333,656
Software - 11.1%
ANSYS, Inc. (I)	12,906	1,050,807
Aspen Technology, Inc. (I)	47,870	1,545,722
Cadence Design Systems, Inc. (I)	61,400	855,302
CommVault Systems, Inc. (I)	12,807	1,049,918
Informatica Corp. (I)	31,305	1,079,083
Interactive Intelligence Group (I)	18,517	821,229
Manhattan Associates, Inc. (I)	21,420	1,591,292
Mentor Graphics Corp.	47,183	851,653
MICROS Systems, Inc. (I)(L)	17,677	804,480
MicroStrategy, Inc., Class A (I)	5,580	564,026
PTC, Inc. (I)	27,492	700,771
SolarWinds, Inc. (I)	25,049	1,480,396

		12,394,679

		29,106,311
Materials - 3.7%
Chemicals - 2.0%
Intrepid Potash, Inc.	20,848	391,108
Olin Corp.	34,839	878,640
Rockwood Holdings, Inc.	13,487	882,589

		2,152,337
Construction Materials - 0.8%
Martin Marietta Materials, Inc.	8,438	860,845
Metals & Mining - 0.9%
Allied Nevada Gold Corp. (I)	7,359	121,129
Carpenter Technology Corp.	15,032	740,927
Detour Gold Corp. (I)	8,751	168,240

		1,030,296

		4,043,478
Telecommunication Services - 1.2%
Wireless Telecommunication Services - 1.2%
SBA Communications Corp., Class A (I)(L)	18,395	1,324,808
Utilities - 0.8%
Electric Utilities - 0.8%
ITC Holdings Corp. (L)	10,387	927,144

TOTAL COMMON STOCKS (Cost $75,583,283)		$109,744,624

SECURITIES LENDING COLLATERAL - 20.7%
John Hancock Collateral
Investment Trust, 0.2481% (W)(Y)	2,297,411	22,994,100

TOTAL SECURITIES LENDING
COLLATERAL (Cost $22,992,661)		$22,994,100

Small Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 1.2%
Money Market Funds - 1.2%
State Street Institutional Liquid Reserves
Fund, 0.0959% (Y)	1,379,231	1,379,231

TOTAL SHORT-TERM INVESTMENTS (Cost $1,379,231)		$1,379,231

Total Investments (Small Company Growth Trust)
(Cost $99,955,175) - 120.7%		$134,117,955
Other assets and liabilities, net - (20.7%)		(23,008,896)

TOTAL NET ASSETS - 100.0%		$111,109,059

Small Company Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.1%
Consumer Discretionary - 14.1%
Auto Components - 1.3%
Drew Industries, Inc.	106,300	$3,859,753
Modine Manufacturing Company (I)	150,400	1,368,640

		5,228,393
Automobiles - 0.7%
Winnebago Industries, Inc. (I)(L)	132,700	2,738,928
Distributors - 1.1%
Pool Corp.	86,700	4,161,600
Diversified Consumer Services - 1.5%
Ascent Capital Group, Inc., Class A (I)	37,000	2,754,280
Matthews International Corp., Class A (L)	86,700	3,024,963

		5,779,243
Hotels, Restaurants & Leisure - 0.7%
Orient-Express Hotels, Ltd., Class A (I)	184,500	1,819,170
Red Robin Gourmet Burgers, Inc. (I)	20,600	939,360

		2,758,530
Household Durables - 2.4%
CSS Industries, Inc.	71,700	1,862,049
Ethan Allen Interiors, Inc. (L)	41,700	1,372,764
M/I Homes, Inc. (I)(L)	59,100	1,444,995
Meritage Homes Corp. (I)	96,400	4,517,304
Stanley Furniture Company, Inc. (I)	79,400	352,536

		9,549,648
Leisure Equipment & Products - 0.4%
Brunswick Corp. (L)	47,400	1,622,028
Media - 0.7%
Saga Communications, Inc., Class A	54,666	2,528,849
Multiline Retail - 0.3%
Fred’s, Inc., Class A (L)	96,400	1,318,752
Specialty Retail - 4.1%
Aaron’s, Inc.	264,000	7,571,520
Haverty Furniture Companies, Inc.	120,900	2,485,704
MarineMax, Inc. (I)(L)	109,400	1,486,746
Stein Mart, Inc.	194,800	1,632,424
The Men’s Wearhouse, Inc. (L)	85,600	2,860,752

		16,037,146
Textiles, Apparel & Luxury Goods - 0.9%
Culp, Inc.	77,000	1,225,070
Fifth & Pacific Companies, Inc. (I)	77,400	1,461,312

289

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
True Religion Apparel, Inc.	27,500	$718,025

		3,404,407

		55,127,524
Consumer Staples - 0.5%
Food & Staples Retailing - 0.3%
Nash Finch Company	62,200	1,217,876
Tobacco - 0.2%
Alliance One International, Inc. (I)(L)	239,400	931,266

		2,149,142
Energy - 5.6%
Energy Equipment & Services - 2.1%
Atwood Oceanics, Inc. (I)	36,400	1,912,456
C&J Energy Services, Inc. (I)(L)	53,400	1,222,860
CARBO Ceramics, Inc. (L)	23,800	2,167,466
Hercules Offshore, Inc. (I)	128,400	952,728
TETRA Technologies, Inc. (I)	170,600	1,750,356

		8,005,866
Oil, Gas & Consumable Fuels - 3.5%
Cloud Peak Energy, Inc. (I)(L)	86,400	1,622,592
GasLog, Ltd.	150,500	1,935,430
Northern Oil and Gas, Inc. (I)(L)	150,000	2,157,000
Oasis Petroleum, Inc. (I)	100,100	3,810,807
PDC Energy, Inc. (I)(L)	36,200	1,794,434
Swift Energy Company (I)(L)	114,400	1,694,264
Teekay Tankers, Ltd., Class A (L)	274,500	782,325

		13,796,852

		21,802,718
Financials - 22.3%
Capital Markets - 3.4%
Ares Capital Corp.	219,800	3,978,380
Hercules Technology Growth Capital, Inc.	207,600	2,543,100
JMP Group, Inc.	82,500	570,075
KCAP Financial, Inc. (L)	145,300	1,564,881
Piper Jaffray Companies (I)(L)	30,000	1,029,000
Safeguard Scientifics, Inc. (I)(L)	67,400	1,064,920
Stifel Financial Corp. (I)(L)	68,950	2,390,497

		13,140,853
Commercial Banks - 5.8%
Columbia Banking System, Inc. (L)	59,200	1,301,216
East West Bancorp, Inc.	99,600	2,556,732
Glacier Bancorp, Inc. (L)	154,600	2,934,308
Home BancShares, Inc.	100,800	3,797,136
Signature Bank (I)(L)	37,600	2,961,376
SVB Financial Group (I)	81,300	5,767,422
Wintrust Financial Corp. (L)	94,500	3,500,280

		22,818,470
Diversified Financial Services - 0.5%
Compass Diversified Holdings	118,500	1,880,595
Insurance - 5.0%
Alterra Capital Holdings, Ltd.	61,100	1,924,650
Assured Guaranty, Ltd.	76,600	1,578,726
Employers Holdings, Inc.	52,900	1,240,505
Markel Corp. (I)(L)	4,600	2,316,100
Meadowbrook Insurance Group, Inc. (L)	165,300	1,165,365
National Interstate Corp.	105,500	3,162,890
ProAssurance Corp.	173,800	8,225,954

		19,614,190

Small Company Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts - 7.3%
Acadia Realty Trust	63,100	$1,752,287
CBL & Associates Properties, Inc. (L)	164,000	3,870,400
Cedar Realty Trust, Inc.	182,600	1,115,686
First Potomac Realty Trust (L)	136,500	2,024,295
Hatteras Financial Corp.	49,500	1,357,785
Kilroy Realty Corp. (L)	78,900	4,134,360
Kite Realty Group Trust	196,300	1,323,062
LaSalle Hotel Properties	111,300	2,824,794
Potlatch Corp.	66,600	3,054,276
PS Business Parks, Inc.	8,712	687,551
Redwood Trust, Inc.	149,600	3,467,728
Saul Centers, Inc.	29,400	1,285,956
Washington Real Estate Investment Trust (L)	59,100	1,645,344

		28,543,524
Thrifts & Mortgage Finance - 0.3%
Radian Group, Inc.	127,900	1,369,809

		87,367,441
Health Care - 3.8%
Biotechnology - 0.3%
Momenta Pharmaceuticals, Inc. (I)	93,900	1,252,626
Health Care Equipment & Supplies - 2.2%
Analogic Corp.	27,700	2,188,854
Quidel Corp. (I)(L)	83,800	1,990,250
West Pharmaceutical Services, Inc.	64,000	4,156,160

		8,335,264
Health Care Providers & Services - 1.3%
Landauer, Inc. (L)	27,900	1,573,002
National Healthcare Corp.	49,500	2,263,140
Triple-S Management Corp., Class B (I)(L)	72,600	1,264,692

		5,100,834

		14,688,724
Industrials - 24.2%
Aerospace & Defense - 0.2%
Kratos Defense &
Security Solutions, Inc. (I)(L)	172,600	868,178
Air Freight & Logistics - 0.6%
Hub Group, Inc., Class A (I)	62,700	2,411,442
Airlines - 1.5%
Alaska Air Group, Inc. (I)	94,600	6,050,616
Building Products - 1.6%
Gibraltar Industries, Inc. (I)	138,600	2,529,450
Quanex Building Products Corp.	82,100	1,321,810
Universal Forest Products, Inc. (L)	57,200	2,277,132

		6,128,392
Commercial Services & Supplies - 3.4%
G&K Services, Inc., Class A	71,800	3,267,618
McGrath RentCorp. (L)	134,700	4,189,170
Mine Safety Appliances Company	60,365	2,995,311
Waste Connections, Inc. (L)	82,300	2,961,154

		13,413,253
Construction & Engineering - 1.1%
Aegion Corp. (I)(L)	120,500	2,789,575
Comfort Systems USA, Inc. (L)	107,500	1,514,675

		4,304,250
Electrical Equipment - 1.6%
Belden, Inc.	79,100	4,085,515

290

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment (continued)
Franklin Electric Company, Inc.	60,400	$2,027,628

		6,113,143
Machinery - 4.4%
Astec Industries, Inc.	44,100	1,540,413
CIRCOR International, Inc.	49,700	2,112,250
IDEX Corp. (L)	66,600	3,557,772
Nordson Corp.	75,500	4,979,225
Proto Labs, Inc. (I)	19,800	972,180
Sun Hydraulics Corp.	15,700	510,407
Woodward, Inc. (L)	89,900	3,574,424

		17,246,671
Marine - 1.5%
Kirby Corp. (I)(L)	78,200	6,005,760
Professional Services - 1.6%
FTI Consulting, Inc. (I)	31,400	1,182,524
Navigant Consulting Company (I)	144,700	1,901,358
On Assignment, Inc. (I)	118,000	2,986,580
The Dolan Company (I)	123,100	294,209

		6,364,671
Road & Rail - 4.2%
Genesee & Wyoming, Inc., Class A (I)(L)	86,000	8,007,460
Landstar System, Inc.	141,600	8,083,944
Universal Truckload Services, Inc. (I)	5,400	125,982

		16,217,386
Trading Companies & Distributors - 2.5%
Beacon Roofing Supply, Inc. (I)(L)	193,300	7,472,978
Kaman Corp. (L)	62,600	2,220,422

		9,693,400

		94,817,162
Information Technology - 9.3%
Communications Equipment - 1.2%
Ixia (I)	169,700	3,672,308
Sonus Networks, Inc. (I)	401,500	1,039,885

		4,712,193
Computers & Peripherals - 0.2%
Xyratex, Ltd. (L)	78,200	774,180
Electronic Equipment, Instruments & Components - 3.7%
Cognex Corp.	29,900	1,260,285
Electro Rent Corp.	164,300	3,046,122
Electro Scientific Industries, Inc.	121,800	1,345,890
Littelfuse, Inc.	55,200	3,745,320
Methode Electronics, Inc.	63,800	821,744
Newport Corp. (I)	97,800	1,654,776
SYNNEX Corp. (I)(L)	74,900	2,771,300

		14,645,437
Semiconductors & Semiconductor Equipment - 2.8%
Advanced Energy Industries, Inc. (I)	129,500	2,369,850
ATMI, Inc. (I)	60,300	1,352,529
Brooks Automation, Inc. (L)	118,100	1,202,258
Cabot Microelectronics Corp. (I)(L)	59,200	2,057,200
Entegris, Inc. (I)	134,000	1,321,240
Teradyne, Inc. (I)(L)	151,300	2,454,086

		10,757,163
Software - 1.4%
Accelrys, Inc. (I)	87,300	852,048
Progress Software Corp. (I)	136,100	3,100,358

Small Company Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Websense, Inc. (I)	93,900	$1,408,500

		5,360,906

		36,249,879
Materials - 10.6%
Chemicals - 2.8%
American Vanguard Corp.	97,800	2,986,812
Innospec, Inc.	129,500	5,734,260
Minerals Technologies, Inc.	57,600	2,390,976

		11,112,048
Construction Materials - 0.4%
Texas Industries, Inc. (I)(L)	22,700	1,432,597
Containers & Packaging - 1.9%
Aptargroup, Inc.	93,200	5,345,020
Myers Industries, Inc.	155,400	2,169,384

		7,514,404
Metals & Mining - 3.3%
AMCOL International Corp. (L)	63,800	1,926,122
Carpenter Technology Corp.	65,800	3,243,282
Franco-Nevada Corp. (L)	43,800	1,999,317
North American Palladium, Ltd. (I)(L)	585,400	837,122
Royal Gold, Inc.	39,300	2,791,479
Schnitzer Steel Industries, Inc., Class A (L)	43,800	1,167,708
Stillwater Mining Company (I)	57,800	747,354

		12,712,384
Paper & Forest Products - 2.2%
Clearwater Paper Corp. (I)	70,500	3,714,645
Deltic Timber Corp. (L)	47,200	3,243,584
Wausau Paper Corp. (L)	151,500	1,633,170

		8,591,399

		41,362,832
Telecommunication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Premiere Global Services, Inc. (I)	175,100	1,924,349
Utilities - 4.2%
Electric Utilities - 2.4%
Cleco Corp.	91,700	4,312,651
El Paso Electric Company	83,300	2,803,045
PNM Resources, Inc.	69,900	1,627,971
UNS Energy Corp.	10,900	533,446

		9,277,113
Gas Utilities - 0.8%
Southwest Gas Corp.	63,100	2,994,726
Multi-Utilities - 1.0%
Black Hills Corp.	42,800	1,884,912
NorthWestern Corp.	54,500	2,172,370

		4,057,282

		16,329,121

TOTAL COMMON STOCKS (Cost $251,907,226)		$371,818,892

PREFERRED SECURITIES - 1.0%
Financials - 1.0%
Commercial Banks - 1.0%
East West Bancorp., Inc., Series A, 8.000%	2,200	3,692,986

TOTAL PREFERRED SECURITIES (Cost $2,171,686)		$3,692,986

291

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 0.3%
Investment Companies - 0.3%
iShares Russell 2000 Value Index Fund (L)	15,300	1,282,293

TOTAL INVESTMENT COMPANIES (Cost $906,911)		$1,282,293

SECURITIES LENDING COLLATERAL - 18.6%
John Hancock Collateral
Investment Trust, 0.2481% (W)(Y)	7,280,549	72,868,832

TOTAL SECURITIES LENDING
COLLATERAL (Cost $72,860,956)		$72,868,832

SHORT-TERM INVESTMENTS - 2.9%
Money Market Funds - 2.9%
State Street Institutional U.S. Government
Money Market Fund, 0.0241% (Y)	416,632	416,632
T.Rowe Price Reserve Investment
Fund, 0.0959% (Y)	11,005,112	11,005,112

		11,421,744

TOTAL SHORT-TERM INVESTMENTS (Cost $11,421,744)		$11,421,744

Total Investments (Small Company Value Trust)
(Cost $339,268,523) - 117.9%		$461,084,747
Other assets and liabilities, net - (17.9%)		(70,081,001)

TOTAL NET ASSETS - 100.0%		$391,003,746

Smaller Company Growth Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.6%
Consumer Discretionary - 13.6%
Auto Components - 0.3%
American Axle &
Manufacturing Holdings, Inc. (I)	2,228	$30,412
Dorman Products, Inc.	1,404	52,243
Drew Industries, Inc.	340	12,345
Fuel Systems Solutions, Inc. (I)	725	11,941
Gentherm, Inc. (I)	1,432	23,456
Modine Manufacturing Company (I)	1,333	12,130
Tenneco, Inc. (I)	14,923	586,623

		729,150
Automobiles - 1.2%
Harley-Davidson, Inc.	45,980	2,450,734
Tesla Motors, Inc. (I)(L)	3,016	114,276
Thor Industries, Inc.	2,170	79,834
Winnebago Industries, Inc. (I)	1,372	28,318

		2,673,162
Distributors - 0.4%
Pool Corp.	18,061	866,928
Diversified Consumer Services - 1.9%
American Public Education, Inc. (I)	871	30,389
Ascent Capital Group, Inc., Class A (I)	375	27,915
Capella Education Company (I)	583	18,155
Career Education Corp. (I)	1,663	3,941
Coinstar, Inc. (I)(L)	14,174	828,045
Grand Canyon Education, Inc. (I)	44,257	1,123,685
ITT Educational Services, Inc. (I)	840	11,575
K12, Inc. (I)(L)	86,772	2,092,073
Matthews International Corp., Class A	1,326	46,264

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Consumer Services (continued)
Sotheby’s	3,267	$122,218
Strayer Education, Inc.	202	9,773

		4,314,033
Hotels, Restaurants & Leisure - 1.3%
AFC Enterprises, Inc. (I)	13,558	492,562
Ameristar Casinos, Inc.	791	20,748
Bally Technologies, Inc. (I)	1,978	102,797
Biglari Holdings, Inc. (I)	23	8,583
BJ’s Restaurants, Inc. (I)	1,216	40,468
Boyd Gaming Corp. (I)	1,778	14,704
Bravo Brio Restaurant Group, Inc. (I)	905	14,326
Buffalo Wild Wings, Inc. (I)(L)	897	78,514
Caesars Entertainment Corp. (I)	1,178	18,683
CEC Entertainment, Inc.	431	14,115
Choice Hotels International, Inc. (L)	490	20,732
Denny’s Corp. (I)	4,521	26,086
DineEquity, Inc.	755	51,936
Domino’s Pizza, Inc.	2,600	133,744
Ignite Restaurant Group, Inc. (I)	303	4,448
Interval Leisure Group, Inc.	1,919	41,719
Jack in the Box, Inc. (I)	1,965	67,969
Krispy Kreme Doughnuts, Inc. (I)	2,507	36,201
Life Time Fitness, Inc. (I)(L)	1,996	85,389
Marriott Vacations Worldwide Corp. (I)	915	39,263
Orient-Express Hotels, Ltd., Class A (I)	4,713	46,470
Papa John’s International, Inc. (I)	892	55,143
Penn National Gaming, Inc. (I)	3,142	171,019
Pinnacle Entertainment, Inc. (I)	2,841	41,535
Red Robin Gourmet Burgers, Inc. (I)	327	14,911
Scientific Games Corp., Class A (I)	2,462	21,543
SHFL Entertainment, Inc. (I)	2,698	44,706
Six Flags Entertainment Corp.	12,834	930,208
Sonic Corp. (I)	2,516	32,406
Texas Roadhouse, Inc.	3,065	61,882
The Cheesecake Factory, Inc.	2,458	94,903
Vail Resorts, Inc.	1,723	107,377

		2,935,090
Household Durables - 0.2%
Beazer Homes USA, Inc. (I)	770	12,197
Blyth, Inc. (L)	321	5,573
Cavco Industries, Inc. (I)	303	14,414
Ethan Allen Interiors, Inc.	1,251	41,183
Hovnanian Enterprises, Inc., Class A (I)(L)	3,318	19,145
iRobot Corp. (I)	1,271	32,614
KB Home	2,333	50,789
La-Z-Boy, Inc.	2,528	47,703
Libbey, Inc. (I)	948	18,325
M/I Homes, Inc. (I)	1,032	25,232
Meritage Homes Corp. (I)	1,059	49,625
NACCO Industries, Inc., Class A	84	4,482
Skullcandy, Inc. (I)	731	3,860
Standard Pacific Corp. (I)(L)	6,130	52,963
The Ryland Group, Inc.	2,177	90,607
Zagg, Inc. (I)	481	3,502

		472,214
Internet & Catalog Retail - 0.4%
Blue Nile, Inc. (I)	603	20,773
Groupon, Inc. (I)(L)	14,172	86,733
HomeAway, Inc. (I)(L)	1,602	52,065
HSN, Inc.	1,831	100,449
Liberty Ventures, Series A (I)	1,686	127,428

292

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet & Catalog Retail (continued)
Orbitz Worldwide, Inc. (I)	1,256	$7,172
Overstock.com, Inc. (I)	792	9,757
Shutterfly, Inc. (I)	12,319	544,130
Vitacost.com, Inc. (I)	1,137	8,221

		956,728
Leisure Equipment & Products - 0.5%
Arctic Cat, Inc. (I)	19,609	856,913
Brunswick Corp.	4,316	147,694
LeapFrog Enterprises, Inc. (I)	2,836	24,276
Smith & Wesson Holding Corp. (I)	3,157	28,413
Sturm Ruger & Company, Inc.	924	46,875

		1,104,171
Media - 1.4%
AMC Networks, Inc., Class A (I)	2,599	164,205
Arbitron, Inc.	1,261	59,103
Clear Channel Outdoor
Holdings, Inc., Class A (I)	963	7,213
Cumulus Media, Inc., Class A (I)	3,059	10,309
Fisher Communications, Inc.	98	3,846
IMAX Corp. (I)(L)	83,400	2,229,282
Lions Gate Entertainment Corp. (I)	3,521	83,694
Live Nation Entertainment, Inc. (I)	6,896	85,304
Martha Stewart Living
Omnimedia, Inc., Class A (I)	934	2,466
Morningstar, Inc.	1,136	79,429
Pandora Media, Inc. (I)(L)	2,849	40,342
ReachLocal, Inc. (I)	413	6,178
Starz - Liberty Capital (I)	3,266	72,342
The Madison Square Garden, Inc., Class A (I)	2,842	163,699
The New York Times Company, Class A (I)	3,204	31,399
Valassis Communications, Inc.	662	19,774

		3,058,585
Multiline Retail - 0.1%
Big Lots, Inc. (I)	2,871	101,260
Dillard’s, Inc., Class A	1,355	106,435
Gordmans Stores, Inc. (I)	422	4,942
Saks, Inc. (I)	1,787	20,497

		233,134
Specialty Retail - 3.9%
Aaron’s, Inc.	3,462	99,290
Aeropostale, Inc. (I)	3,918	53,285
America’s Car-Mart, Inc. (I)	394	18,416
ANN, Inc. (I)	2,332	67,675
Asbury Automotive Group, Inc. (I)	1,367	50,155
Ascena Retail Group, Inc. (I)	35,996	667,726
Barnes & Noble, Inc. (I)	1,445	23,770
Body Central Corp. (I)	741	6,965
Cabela’s, Inc. (I)	2,194	133,351
Chico’s FAS, Inc.	48,463	814,178
Citi Trends, Inc. (I)	735	7,519
Coldwater Creek, Inc. (I)	465	1,469
Conn’s, Inc. (I)	1,315	47,209
Destination Maternity Corp.	270	6,318
Destination XL Group, Inc. (I)	59,130	300,972
DSW, Inc., Class A	1,607	102,527
Express, Inc. (I)	3,555	63,315
Francesca’s Holdings Corp. (I)(L)	23,250	666,345
Genesco, Inc. (I)	1,171	70,365
GNC Holdings, Inc., Class A	4,787	188,033
Haverty Furniture Companies, Inc.	927	19,059
Hibbett Sports, Inc. (I)	1,260	70,900

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Hot Topic, Inc.	1,261	$17,503
Jos A. Bank Clothiers, Inc. (I)	1,347	53,745
Kirkland’s, Inc. (I)	701	8,033
Lithia Motors, Inc., Class A	549	26,067
Lumber Liquidators Holdings, Inc. (I)	1,112	78,085
Mattress Firm Holding Corp. (I)	651	22,486
Monro Muffler Brake, Inc.	1,433	56,904
New York & Company, Inc. (I)	1,208	4,941
Office Depot, Inc. (I)	13,750	54,038
Penske Automotive Group, Inc.	2,175	72,558
Pier 1 Imports, Inc.	41,991	965,793
rue21, Inc. (I)(L)	46,876	1,377,686
Select Comfort Corp. (I)	69,566	1,375,320
Shoe Carnival, Inc.	687	14,042
Stage Stores, Inc.	33,337	862,762
The Buckle, Inc.	1,387	64,704
The Children’s Place Retail Stores, Inc. (I)	739	33,122
The Pep Boys - Manny, Moe & Jack (I)	1,278	15,068
The Wet Seal, Inc., Class A (I)	4,112	12,418
Vitamin Shoppe, Inc. (I)	3,164	154,561
Zumiez, Inc. (I)	1,134	25,969

		8,774,647
Textiles, Apparel & Luxury Goods - 2.0%
Carter’s, Inc. (I)	2,419	138,536
Columbia Sportswear Company	654	37,854
Crocs, Inc. (I)	4,386	65,001
Deckers Outdoor Corp. (I)	1,700	94,673
Fifth & Pacific Companies, Inc. (I)	5,456	103,009
G-III Apparel Group, Ltd. (I)	824	33,051
Hanesbrands, Inc. (I)	3,066	139,687
Maidenform Brands, Inc. (I)	1,137	19,932
Movado Group, Inc.	449	15,050
Oxford Industries, Inc.	340	18,054
Peace Mark Holdings, Ltd. (I)	464,000	0
Quiksilver, Inc. (I)	2,800	16,996
Skechers U.S.A., Inc., Class A (I)	1,891	39,995
Steven Madden, Ltd. (I)	40,772	1,758,904
True Religion Apparel, Inc.	1,181	30,836
Tumi Holdings, Inc. (I)	1,799	37,671
Unifi, Inc. (I)	473	9,034
Vera Bradley, Inc. (I)(L)	84,467	1,995,955

		4,554,238

		30,672,080
Consumer Staples - 2.0%
Beverages - 0.0%
Coca-Cola Bottling Company Consolidated	156	9,410
National Beverage Corp.	554	7,784
The Boston Beer Company, Inc., Class A (I)	424	67,687

		84,881
Food & Staples Retailing - 0.4%
Casey’s General Stores, Inc. (L)	1,846	107,622
Pricesmart, Inc.	947	73,705
Rite Aid Corp. (I)	32,679	62,090
Susser Holdings Corp. (I)	7,933	405,456
The Chefs’ Warehouse, Inc. (I)	559	10,325
The Fresh Market, Inc. (I)	1,855	79,338
United Natural Foods, Inc. (I)	2,369	116,555

		855,091
Food Products - 0.8%
Annie’s, Inc. (I)	496	18,977

293

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products (continued)
Boulder Brands, Inc. (I)	2,869	$25,764
Calavo Growers, Inc.	571	16,433
Chiquita Brands International, Inc. (I)	688	5,339
Darling International, Inc. (I)	21,157	379,980
Dean Foods Company (I)	8,929	161,883
J&J Snack Foods Corp.	11,683	898,306
Sanderson Farms, Inc.	329	17,970
Seaboard Corp.	17	47,600
The Hain Celestial Group, Inc. (I)(L)	1,889	115,380
TreeHouse Foods, Inc. (I)	1,744	113,622

		1,801,254
Household Products - 0.4%
Spectrum Brands Holdings, Inc.	14,953	846,190
Personal Products - 0.4%
Elizabeth Arden, Inc. (I)	1,287	51,802
Inter Parfums, Inc.	28,563	697,794
Medifast, Inc. (I)	636	14,577
Nature’s Sunshine Products, Inc.	459	6,995
Nu Skin Enterprises, Inc., Class A	2,546	112,533
Prestige Brands Holdings, Inc. (I)	1,217	31,265
Revlon, Inc., Class A (I)	589	13,170
Star Scientific, Inc. (I)(L)	5,645	9,371
USANA Health Sciences, Inc. (I)	347	16,771

		954,278

		4,541,694
Energy - 6.9%
Energy Equipment & Services - 1.3%
Atwood Oceanics, Inc. (I)	2,840	149,214
Basic Energy Services, Inc. (I)(L)	44,930	614,193
C&J Energy Services, Inc. (I)	1,324	30,320
CARBO Ceramics, Inc.	1,002	91,252
Dril-Quip, Inc. (I)	1,657	144,441
Forum Energy Technologies, Inc. (I)	1,879	54,040
Geospace Technologies Corp. (I)	5,328	574,998
Gulfmark Offshore, Inc., Class A	16,990	661,930
Heckmann Corp. (I)(L)	7,282	31,240
Helix Energy Solutions Group, Inc. (I)	14,397	329,403
Hornbeck Offshore Services, Inc. (I)	1,621	75,312
ION Geophysical Corp. (I)	2,106	14,342
Lufkin Industries, Inc. (L)	1,621	107,618
Matrix Service Company (I)	1,250	18,625
Oil States International, Inc. (I)	2	163
RigNet, Inc. (I)	337	8,405
RPC, Inc.	2,064	31,311
Tidewater, Inc.	4	202
Vantage Drilling Company (I)	5,530	9,678

		2,946,687
Oil, Gas & Consumable Fuels - 5.6%
Abraxas Petroleum Corp. (I)	4,013	9,270
Alon USA Energy, Inc.	310	5,906
Amyris, Inc. (I)	1,578	4,860
Apco Oil and Gas International, Inc.	438	5,431
Approach Resources, Inc. (I)	1,673	41,173
Berry Petroleum Company, Class A	2,273	105,217
Bill Barrett Corp. (I)	2,322	47,067
Bonanza Creek Energy, Inc. (I)	57,400	2,219,658
BPZ Resources, Inc. (I)	4,513	10,245
Carrizo Oil & Gas, Inc. (I)(L)	119,406	3,077,093
Cheniere Energy, Inc. (I)	9,152	256,256
Clayton Williams Energy, Inc. (I)	294	12,857

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Clean Energy Fuels Corp. (I)(L)	3,377	$43,901
Cloud Peak Energy, Inc. (I)	1,031	19,362
Contango Oil & Gas Company	623	24,976
CVR Energy, Inc.	544	28,081
Enbridge Energy Management LLC (I)	856	25,868
Energy XXI Bermuda, Ltd.	3,251	88,492
FX Energy, Inc. (I)	2,428	8,158
Goodrich Petroleum Corp. (I)	1,317	20,611
Gran Tierra Energy, Inc. (I)	13,581	79,856
Green Plains Renewable Energy, Inc. (I)	1,217	13,922
Gulfport Energy Corp. (I)	3,672	168,288
Halcon Resources Corp. (I)	103,626	807,247
Hyperdynamics Corp. (I)	5,085	3,096
InterOil Corp. (I)(L)	36,080	2,746,049
James River Coal Company (I)	1,149	2,011
KiOR, Inc., Class A (I)(L)	499	2,320
Kodiak Oil & Gas Corp. (I)	71,539	650,290
Magnum Hunter Resources Corp. (I)	7,788	31,230
Matador Resources Company (I)	1,073	9,507
McMoRan Exploration Company (I)	5,073	82,944
Northern Oil and Gas, Inc. (I)	2,907	41,803
Oasis Petroleum, Inc. (I)(L)	3,601	137,090
PDC Energy, Inc. (I)	1,459	72,323
Petroquest Energy, Inc. (I)	2,755	12,232
Quicksilver Resources, Inc. (I)	4,543	10,222
Resolute Energy Corp. (I)	839	9,657
Rex Energy Corp. (I)	44,847	739,079
Rosetta Resources, Inc. (I)	14,563	692,908
Sanchez Energy Corp. (I)	567	11,295
SemGroup Corp., Class A (I)	1,817	93,975
Solazyme, Inc. (I)	1,469	11,473
Synergy Resources Corp. (I)	7,099	48,699
Targa Resources Corp.	501	34,048
Transatlantic Petroleum, Ltd. (I)	6,943	6,908
Triangle Petroleum Corp. (I)	2,122	14,005
Uranium Energy Corp. (I)	3,907	8,595
Vaalco Energy, Inc. (I)	929	7,051
World Fuel Services Corp.	1,738	69,033
ZaZa Energy Corp. (I)	1,165	2,109

		12,673,747

		15,620,434
Financials - 6.9%
Capital Markets - 0.2%
Duff & Phelps Corp., Class A	652	10,113
Evercore Partners, Inc., Class A	445	18,512
Financial Engines, Inc. (L)	1,939	70,231
GAMCO Investors, Inc., Class A	103	5,470
Greenhill & Company, Inc.	1,298	69,287
HFF, Inc., Class A	1,608	32,047
ICG Group, Inc. (I)	1,777	22,177
Ladenburg Thalmann
Financial Services, Inc. (I)	5,235	8,690
Oppenheimer Holdings, Inc., Class A	186	3,621
Pzena Investment Management, Inc., Class A	517	3,361
Safeguard Scientifics, Inc. (I)	1,011	15,974
Virtus Investment Partners, Inc. (I)	302	56,257
Waddell & Reed Financial, Inc., Class A	4,120	180,374
WisdomTree Investments, Inc. (I)	4,221	43,898

		540,012
Commercial Banks - 2.0%
BBCN Bancorp, Inc.	3,575	46,690

294

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Boston Private Financial Holdings, Inc.	59,520	$588,058
CapitalSource, Inc.	42,091	404,915
Cardinal Financial Corp.	1,343	24,416
First Connecticut Bancorp, Inc.	560	8,249
First Horizon National Corp. (L)	11,916	127,263
FNB United Corp. (I)	522	5,095
Hampton Roads Bankshares, Inc. (I)	559	732
Home BancShares, Inc.	1,080	40,684
Iberiabank Corp.	16,313	815,976
Investors Bancorp, Inc.	2,158	40,527
Pinnacle Financial Partners, Inc. (I)	30,610	715,050
Popular, Inc. (I)	48,100	1,328,041
Signature Bank (I)	2,226	175,320
Sun Bancorp, Inc. (I)	697	2,377
SVB Financial Group (I)	751	53,276
Taylor Capital Group, Inc. (I)	626	10,010
Texas Capital Bancshares, Inc. (I)	1,957	79,161
Webster Financial Corp.	1	24

		4,465,864
Consumer Finance - 0.5%
Credit Acceptance Corp. (I)	592	72,307
DFC Global Corp. (I)	686	11,415
Encore Capital Group, Inc. (I)	542	16,314
Ezcorp, Inc., Class A (I)	775	16,508
First Cash Financial Services, Inc. (I)	12,457	726,741
Netspend Holdings, Inc. (I)	1,513	24,042
Portfolio Recovery Associates, Inc. (I)	814	103,313
World Acceptance Corp. (I)	296	25,418

		996,058
Diversified Financial Services - 0.0%
MarketAxess Holdings, Inc.	1,798	67,065
NewStar Financial, Inc. (I)	1,191	15,757

		82,822
Insurance - 2.1%
Amtrust Financial Services, Inc.	726	25,156
Citizens, Inc. (I)	1,894	15,891
eHealth, Inc. (I)	927	16,575
Employers Holdings, Inc.	1,408	33,018
Endurance Specialty Holdings, Ltd.	49,040	2,344,602
Greenlight Capital Re, Ltd., Class A (I)	733	17,922
Hilltop Holdings, Inc. (I)	2,038	27,493
Horace Mann Educators Corp.	35,960	749,766
Platinum Underwriters Holdings, Ltd.	9,790	546,380
ProAssurance Corp.	17,486	827,612
Stewart Information Services Corp.	309	7,870

		4,612,285
Real Estate Investment Trusts - 1.5%
Alexander’s, Inc.	98	32,310
American Assets Trust, Inc.	1,624	51,984
Apartment Investment & Management
Company, Class A	2,456	75,301
Campus Crest Communities, Inc.	58,839	817,862
Coresite Realty Corp.	1,018	35,610
Cousins Properties, Inc.	1,583	16,922
CubeSmart	45,121	712,912
DuPont Fabros Technology, Inc.	3,051	74,048
Education Realty Trust, Inc.	73,889	778,051
Equity Lifestyle Properties, Inc.	1,233	94,694
Extra Space Storage, Inc.	2,507	98,450
FelCor Lodging Trust, Inc. (I)	3,701	22,021
First Industrial Realty Trust, Inc.	2,929	50,174

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Healthcare Trust of America, Inc.	1,684	$19,787
Hudson Pacific Properties, Inc.	1,391	30,254
iStar Financial, Inc. (I)	1,201	13,079
Pebblebrook Hotel Trust	1,466	37,808
Post Properties, Inc.	918	43,238
PS Business Parks, Inc.	937	73,948
Ryman Hospitality Properties (L)	1,204	55,083
Strategic Hotels & Resorts, Inc. (I)	3,941	32,907
Sunstone Hotel Investors, Inc. (I)	7,655	94,233
Tanger Factory Outlet Centers	4,526	163,751

		3,424,427
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (I)	788	54,963
Altisource Residential Corp., Class B (I)	3	60
Forest City Enterprises, Inc., Class A (I)	5,819	103,404
Kennedy-Wilson Holdings, Inc.	753	11,679
Tejon Ranch Company (I)	775	23,080
The St. Joe Company (I)(L)	3,337	70,911
Zillow, Inc., Class A (I)(L)	874	47,782

		311,879
Thrifts & Mortgage Finance - 0.5%
Beneficial Mutual Bancorp, Inc. (I)	1,722	17,737
Doral Financial Corp. (I)	2,033	1,433
EverBank Financial Corp.	3,489	53,731
MGIC Investment Corp. (I)	4,628	22,909
Nationstar Mortgage Holdings, Inc. (I)	25,329	934,640
Ocwen Financial Corp. (I)	2	76
Radian Group, Inc.	3,222	34,508
TFS Financial Corp. (I)	4,469	48,399

		1,113,433

		15,546,780
Health Care - 17.7%
Biotechnology - 3.7%
Achillion Pharmaceuticals, Inc. (I)	2,224	19,438
Acorda Therapeutics, Inc. (I)	1,935	61,978
Aegerion Pharmaceuticals, Inc. (I)	950	38,323
Affymax, Inc. (I)	1,699	2,362
Alkermes PLC (I)	6,041	143,232
Allos Therapeutics, Inc. (I)	4,481	0
Alnylam Pharmaceuticals, Inc. (I)	1,706	41,575
AMAG Pharmaceuticals, Inc. (I)	724	17,267
Arena Pharmaceuticals, Inc. (I)(L)	6,808	55,894
Ariad Pharmaceuticals, Inc. (I)	8,767	158,595
Arqule, Inc. (I)	2,857	7,400
Array BioPharma, Inc. (I)	181,510	893,029
Astex Pharmaceuticals (I)	107,717	480,418
AVEO Pharmaceuticals, Inc. (I)	1,421	10,444
Biotime, Inc. (I)	877	3,350
Cepheid, Inc. (I)	3,196	122,631
Clovis Oncology, Inc. (I)	369	10,579
Cubist Pharmaceuticals, Inc. (I)	21,914	1,026,013
Curis, Inc. (I)	3,856	12,648
Dendreon Corp. (I)(L)	7,439	35,186
Dyax Corp. (I)	4,782	20,850
Dynavax Technologies Corp. (I)(L)	229,834	510,231
Emergent Biosolutions, Inc. (I)	1,209	16,902
Exact Sciences Corp. (I)	3,073	30,115
Exelixis, Inc. (I)(L)	8,839	40,836
Genomic Health, Inc. (I)	815	23,048
Geron Corp. (I)	3,199	3,423
Halozyme Therapeutics, Inc. (I)	4,618	26,646

295

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Idenix Pharmaceuticals, Inc. (I)	3,147	$11,203
Immunogen, Inc. (I)	2,635	42,318
Immunomedics, Inc. (I)	3,748	9,033
Incyte Corp. (I)(L)	5,692	133,250
Infinity Pharmaceuticals, Inc. (I)	13,684	663,263
InterMune, Inc. (I)	3,826	34,625
Ironwood Pharmaceuticals, Inc. (I)	3,692	67,527
Isis Pharmaceuticals, Inc. (I)	3,012	51,023
Lexicon Pharmaceuticals, Inc. (I)	7,223	15,746
Ligand Pharmaceuticals, Inc., Class B (I)	866	23,079
MannKind Corp. (I)(L)	7,708	26,130
Medivation, Inc. (I)	2	94
Merrimack Pharmaceuticals, Inc. (I)	3,859	23,540
Momenta Pharmaceuticals, Inc. (I)	2,118	28,254
Myriad Genetics, Inc. (I)	27,563	700,100
Neurocrine Biosciences, Inc. (I)	3,200	38,848
NewLink Genetics Corp. (I)	841	10,319
Novavax, Inc. (I)	6,420	14,638
NPS Pharmaceuticals, Inc. (I)	4,176	42,553
Opko Health, Inc. (I)(L)	7,186	54,829
Orexigen Therapeutics, Inc. (I)	3,361	21,006
Osiris Therapeutics, Inc. (I)	802	8,341
Pharmacyclics, Inc. (I)	1	80
Progenics Pharmaceuticals, Inc. (I)	1,375	7,411
PROLOR Biotech, Inc. (I)	2,293	11,603
Protalix BioTherapeutics, Inc. (I)	3,146	17,272
Raptor Pharmaceutical Corp. (I)(L)	2,496	14,602
Rigel Pharmaceuticals, Inc. (I)	4,186	28,423
Sangamo Biosciences, Inc. (I)	2,427	23,202
Savient Pharmaceuticals, Inc. (I)(L)	3,525	2,820
Seattle Genetics, Inc. (I)(L)	13,704	486,629
SIGA Technologies, Inc. (I)	1,854	6,637
Spectrum Pharmaceuticals, Inc.	2,870	21,410
Sunesis Pharmaceuticals, Inc. (I)	888	4,857
Synageva BioPharma Corp. (I)	641	35,204
Synergy Pharmaceuticals, Inc. (I)	1,920	11,654
Targacept, Inc. (I)	1,309	5,603
TESARO, Inc. (I)	458	10,058
Theravance, Inc. (I)(L)	3,774	89,142
Threshold Pharmaceuticals, Inc. (I)	2,044	9,423
Trius Therapeutics, Inc. (I)	1,543	10,554
United Therapeutics Corp. (I)	29,194	1,777,039
ZIOPHARM Oncology, Inc. (I)(L)	3,263	5,971

		8,411,726
Health Care Equipment & Supplies - 4.7%
Abaxis, Inc.	1,058	50,065
ABIOMED, Inc. (I)	1,721	32,131
Accuray, Inc. (I)(L)	3,312	15,368
Align Technology, Inc. (I)	3,139	105,188
Antares Pharma, Inc. (I)	5,425	19,422
ArthroCare Corp. (I)	1,344	46,717
Atrion Corp.	78	14,975
Cantel Medical Corp.	1,114	33,487
Conceptus, Inc. (I)	1,451	35,042
Cyberonics, Inc. (I)	1,336	62,538
Cynosure, Inc., Class A (I)	23,293	609,578
DexCom, Inc. (I)	3,340	55,845
Endologix, Inc. (I)	2,539	41,005
Exactech, Inc. (I)	414	8,566
GenMark Diagnostics, Inc. (I)	1,418	18,321
Greatbatch, Inc. (I)	572	17,086
Haemonetics Corp. (I)	21,342	889,108
HeartWare International, Inc. (I)(L)	556	49,167

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Hill-Rom Holdings, Inc.	1,026	$36,136
ICU Medical, Inc. (I)	631	37,197
Insulet Corp. (I)	2,517	65,090
Integra LifeSciences Holdings Corp. (I)	978	38,152
MAKO Surgical Corp. (I)	1,661	18,520
Masimo Corp.	2,621	51,424
Meridian Bioscience, Inc.	1,990	45,412
Merit Medical Systems, Inc. (I)	1,944	23,833
Natus Medical, Inc. (I)	506	6,801
Navidea Biopharmaceuticals, Inc. (I)(L)	4,678	12,677
Neogen Corp. (I)	17,928	888,691
NuVasive, Inc. (I)	1,049	22,354
NxStage Medical, Inc. (I)	2,564	28,922
OraSure Technologies, Inc. (I)	2,661	14,369
Orthofix International NV (I)	932	33,431
Palomar Medical Technologies, Inc. (I)	440	5,936
PhotoMedex, Inc. (I)	622	10,008
Quidel Corp. (I)	1,447	34,366
RTI Biologics, Inc. (I)	2,566	10,110
Sirona Dental Systems, Inc. (I)	44,050	3,247,807
Staar Surgical Company (I)	1,766	9,943
SurModics, Inc. (I)	709	19,320
The Cooper Companies, Inc.	24,914	2,687,722
Thoratec Corp. (I)	24,194	907,275
Tornier BV (I)	705	13,289
Unilife Corp. (I)	3,785	8,251
Volcano Corp. (I)	2,598	57,831
West Pharmaceutical Services, Inc.	1,645	106,826
Wright Medical Group, Inc. (I)	1,884	44,865

		10,590,167
Health Care Providers & Services - 2.5%
Acadia Healthcare Company, Inc. (I)	1,530	44,967
Accretive Health, Inc. (I)	1,876	19,060
Air Methods Corp.	1,680	81,043
AMN Healthcare Services, Inc. (I)	1,017	16,099
Bio-Reference Labs, Inc. (I)	1,202	31,228
BioScrip, Inc. (I)	2,057	26,144
Brookdale Senior Living, Inc. (I)	4,727	131,789
Capital Senior Living Corp. (I)	1,359	35,918
Catamaran Corp. (I)	23,934	1,269,220
Centene Corp. (I)	2,489	109,616
Chemed Corp.	11,490	918,970
Corvel Corp. (I)	324	16,035
Emeritus Corp. (I)	1,306	36,294
ExamWorks Group, Inc. (I)	1,487	25,755
Five Star Quality Care, Inc. (I)	13,750	91,988
Gentiva Health Services, Inc. (I)	457	4,945
HealthSouth Corp. (I)	27,912	736,039
Healthways, Inc. (I)	1,634	20,017
IPC The Hospitalist Company, Inc. (I)	804	35,762
Kindred Healthcare, Inc. (I)	1	11
Landauer, Inc.	456	25,709
LHC Group, Inc. (I)	361	7,758
Magellan Health Services, Inc. (I)	1,333	63,411
MEDNAX, Inc. (I)	2,402	215,291
Molina Healthcare, Inc. (I)	1,460	45,070
MWI Veterinary Supply, Inc. (I)	586	77,504
Team Health Holdings, Inc. (I)	30,288	1,101,877
Tenet Healthcare Corp. (I)	5,133	244,228
US Physical Therapy, Inc.	573	15,385
VCA Antech, Inc. (I)	4,022	94,477

296

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
WellCare Health Plans, Inc. (I)	2,083	$120,731

		5,662,341
Health Care Technology - 1.2%
athenahealth, Inc. (I)	1,749	169,723
Computer Programs & Systems, Inc.	507	27,434
Greenway Medical Technologies, Inc. (I)	706	11,225
HealthStream, Inc. (I)	12,440	285,374
HMS Holdings Corp. (I)	23,440	636,396
MedAssets, Inc. (I)	41,001	789,269
Medidata Solutions, Inc. (I)	1,187	68,822
Merge Healthcare, Inc. (I)	2,926	8,456
Omnicell, Inc. (I)	35,700	674,016
Quality Systems, Inc.	1,302	23,801
Vocera Communications, Inc. (I)	692	15,916

		2,710,432
Life Sciences Tools & Services - 3.3%
Affymetrix, Inc. (I)	3,068	14,481
Bruker Corp. (I)	4,409	84,212
Charles River
Laboratories International, Inc. (I)	21,271	941,667
Covance, Inc. (I)	42,400	3,151,168
Fluidigm Corp. (I)	1,022	18,917
ICON PLC (I)	35,138	1,134,606
Illumina, Inc. (I)(L)	36,630	1,978,020
Luminex Corp. (I)	1,803	29,786
PAREXEL International Corp. (I)	2,836	112,050
Sequenom, Inc. (I)(L)	5,534	22,966
Techne Corp.	1,686	114,395

		7,602,268
Pharmaceuticals - 2.3%
Actavis, Inc. (I)	23,680	2,181,165
Akorn, Inc. (I)	3,220	44,533
Ampio Pharmaceuticals, Inc. (I)(L)	1,429	6,531
Auxilium Pharmaceuticals, Inc. (I)	2,372	40,988
AVANIR Pharmaceuticals, Inc., Class A (I)	3,840	10,522
Cadence Pharmaceuticals, Inc. (I)	2,888	19,321
Corcept Therapeutics, Inc. (I)	2,004	4,008
Depomed, Inc. (I)	68,060	399,512
Endocyte, Inc. (I)	1,298	16,160
Forest Laboratories, Inc.
(German Exchange) (I)	767	445
Hi-Tech Pharmacal Company, Inc.	511	16,919
Impax Laboratories, Inc. (I)	3,128	48,296
Jazz Pharmaceuticals PLC (I)	15,094	843,906
Nektar Therapeutics (I)	3,609	39,699
Obagi Medical Products, Inc. (I)	840	16,590
Optimer Pharmaceuticals, Inc. (I)	2,184	25,990
Pain Therapeutics, Inc. (I)	1,761	6,040
Pozen, Inc. (I)	1,316	6,935
Questcor Pharmaceuticals, Inc. (L)	2,818	91,698
Sagent Pharmaceuticals, Inc. (I)	479	8,406
Salix Pharmaceuticals, Ltd. (I)	19,806	1,013,671
Santarus, Inc. (I)	2,588	44,850
Sciclone Pharmaceuticals, Inc. (I)	2,130	9,798
Supernus Pharmaceuticals, Inc. (I)	503	2,827
The Medicines Company (I)	2,594	86,691
ViroPharma, Inc. (I)	3,177	79,933
Vivus, Inc. (I)(L)	4,849	53,339
XenoPort, Inc. (I)	1,046	7,479

		5,126,252

		40,103,186

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrials - 22.4%
Aerospace & Defense - 2.5%
Aerovironment, Inc. (I)	859	$15,574
American Science & Engineering, Inc.	400	24,396
Astronics Corp. (I)	502	14,970
B/E Aerospace, Inc. (I)	57,630	3,474,513
Cubic Corp.	270	11,534
DigitalGlobe, Inc. (I)	1,820	52,616
GenCorp, Inc. (I)	2,334	31,042
HEICO Corp.	720	31,255
HEICO Corp., Class A	1,438	49,338
Hexcel Corp. (I)	32,558	944,508
Moog, Inc., Class A (I)	1,894	86,802
National Presto Industries, Inc.	232	18,676
Orbital Sciences Corp. (I)	2,868	47,867
Taser International, Inc. (I)	2,480	19,716
Teledyne Technologies, Inc. (I)	1,098	86,127
The KEYW Holding Corp. (I)	1,096	17,678
Triumph Group, Inc.	9,810	770,085

		5,696,697
Air Freight & Logistics - 1.9%
Echo Global Logistics, Inc. (I)	670	14,820
Forward Air Corp.	1,417	52,840
Hub Group, Inc., Class A (I)	63,389	2,437,941
Pacer International, Inc. (I)	598	3,008
UTi Worldwide, Inc.	130,452	1,888,945
XPO Logistics, Inc. (I)	820	13,809

		4,411,363
Airlines - 1.0%
Alaska Air Group, Inc. (I)	3,389	216,760
Allegiant Travel Company	11,144	989,364
Hawaiian Holdings, Inc. (I)	842	4,850
JetBlue Airways Corp. (I)	7,570	52,233
Republic Airways Holdings, Inc. (I)	788	9,094
SkyWest, Inc.	860	13,803
Spirit Airlines, Inc. (I)	32,856	833,228
US Airways Group, Inc. (I)(L)	7,830	132,875

		2,252,207
Building Products - 0.3%
AAON, Inc.	887	24,472
American Woodmark Corp. (I)	491	16,709
AO Smith Corp.	5,791	426,044
Armstrong World Industries, Inc. (I)	1,276	71,316
Griffon Corp.	1,620	19,310
Simpson Manufacturing Company, Inc.	652	19,958
Trex Company, Inc. (I)	694	34,131
USG Corp. (I)	1,812	47,909

		659,849
Commercial Services & Supplies - 3.0%
ARC Document Solutions, Inc. (I)	640	1,907
Clean Harbors, Inc. (I)	2,719	157,947
Corrections Corp. of America	14,033	548,269
Covanta Holding Corp.	55,880	1,125,982
EnerNOC, Inc. (I)	1,115	19,368
Healthcare Services Group, Inc.	3,102	79,504
Herman Miller, Inc.	2,817	77,946
InnerWorkings, Inc. (I)(L)	37,177	562,860
Interface, Inc.	1,510	29,022
KAR Auction Services, Inc.	48,305	967,549
Knoll, Inc.	2,306	41,808
Mobile Mini, Inc. (I)	1,873	55,122

297

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
Quad/Graphics, Inc. (L)	15,428	$369,346
Rollins, Inc.	33,558	823,849
Standard Parking Corp. (I)	737	15,256
Team, Inc. (I)	917	37,661
Tetra Tech, Inc. (I)	29,257	892,046
UniFirst Corp.	9,777	884,819

		6,690,261
Construction & Engineering - 2.8%
Aegion Corp. (I)	1,894	43,846
Dycom Industries, Inc. (I)	550	10,830
EMCOR Group, Inc.	19,740	836,779
Furmanite Corp. (I)	1,789	11,968
Layne Christensen Company (I)	623	13,320
MasTec, Inc. (I)(L)	104,157	3,036,177
MYR Group, Inc. (I)	997	24,486
Orion Marine Group, Inc. (I)	644	6,401
Primoris Services Corp.	1,363	30,136
Quanta Services, Inc. (I)	79,710	2,278,112

		6,292,055
Electrical Equipment - 2.4%
Acuity Brands, Inc.	1,031	71,500
American Superconductor Corp. (I)	1,078	2,867
AZZ, Inc.	15,247	734,905
Belden, Inc.	70,840	3,658,886
Capstone Turbine Corp. (I)	14,621	13,159
Ener1, Inc. (I)	28	0
Franklin Electric Company, Inc.	1,926	64,656
II-VI, Inc. (I)	2,569	43,776
Polypore International, Inc. (I)(L)	2,245	90,204
Preformed Line Products Company	40	2,799
Regal-Beloit Corp.	8,550	697,338
Thermon Group Holdings, Inc. (I)	1,190	26,430

		5,406,520
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	1,663	55,893
Machinery - 2.7%
Actuant Corp., Class A	3,337	102,179
Astec Industries, Inc.	935	32,660
Barnes Group, Inc.	776	22,450
Blount International, Inc. (I)	2,248	30,078
Chart Industries, Inc. (I)	6,928	554,309
CLARCOR, Inc.	1,568	82,132
Colfax Corp. (I)(L)	2,718	126,496
Commercial Vehicle Group, Inc. (I)	1,191	9,290
EnPro Industries, Inc. (I)	12,778	653,850
Graco, Inc.	2,924	169,680
Hyster-Yale Materials Handling, Inc.	101	5,766
Hyster-Yale Materials Handling, Inc., Class B	95	5,424
John Bean Technologies Corp.	1,396	28,967
Kennametal, Inc.	2	78
Lincoln Electric Holdings, Inc.	3,804	206,101
Lindsay Corp.	613	54,054
Meritor, Inc. (I)	4,422	20,916
Middleby Corp. (I)	4,463	679,045
Mueller Industries, Inc.	677	36,077
Mueller Water Products, Inc., Class A	7,566	44,866
Navistar International Corp. (I)	2,675	92,475
Nordson Corp.	3	198
PMFG, Inc. (I)	808	4,985
Proto Labs, Inc. (I)	17,306	849,725
RBC Bearings, Inc. (I)	1,096	55,414

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Rexnord Corp. (I)	1,397	$29,658
Sauer-Danfoss, Inc.	379	22,145
Sun Hydraulics Corp.	1,006	32,705
Tennant Company	807	39,188
The Gorman-Rupp Company	709	21,305
The Manitowoc Company, Inc.	6,067	124,738
The Toro Company	17,521	806,667
Titan International, Inc.	725	15,283
Trimas Corp. (I)	26,376	856,429
Valmont Industries, Inc.	1,155	181,647
Wabtec Corp.	2	204
Woodward, Inc.	2,968	118,008

		6,115,192
Marine - 0.1%
Genco Shipping & Trading, Ltd. (I)	531	1,529
Kirby Corp. (I)	2,425	186,240

		187,769
Professional Services - 2.2%
Acacia Research Corp. (I)	2,400	72,408
Exponent, Inc.	5,270	284,264
Hill International, Inc. (I)	638	1,908
Huron Consulting Group, Inc. (I)	17,479	704,753
IHS, Inc., Class A (I)	20,300	2,125,816
Insperity, Inc.	1,052	29,845
Kforce, Inc.	1,387	22,705
Korn/Ferry International (I)	1,169	20,878
Mistras Group, Inc. (I)	814	19,707
On Assignment, Inc. (I)	2,152	54,467
Pendrell Corp. (I)	3,308	5,491
Resources Connection, Inc.	2,000	25,400
RPX Corp. (I)	862	12,163
The Advisory Board Company (I)	1,679	88,181
The Corporate Executive Board Company	13,298	773,412
The Dolan Company (I)	935	2,235
TrueBlue, Inc. (I)	969	20,485
WageWorks, Inc. (I)	26,886	672,957

		4,937,075
Road & Rail - 0.8%
Amerco, Inc.	1,959	339,965
Avis Budget Group, Inc. (I)(L)	5,131	142,796
Celadon Group, Inc.	35,216	734,606
Con-way, Inc.	2,698	94,997
Genesee & Wyoming, Inc., Class A (I)	2,167	201,769
Heartland Express, Inc.	1,609	21,464
Knight Transportation, Inc.	2,884	46,432
Landstar System, Inc.	2,240	127,882
Old Dominion Freight Line, Inc. (I)	3,115	118,993
Patriot Transportation Holding, Inc. (I)	144	4,006
Quality Distribution, Inc. (I)	526	4,424
Roadrunner Transportation Systems, Inc. (I)	829	19,067
Swift Transportation Company (I)	4,197	59,513

		1,915,914
Trading Companies & Distributors - 2.7%
Air Lease Corp.	1,797	52,688
Applied Industrial Technologies, Inc.	1,824	82,080
Beacon Roofing Supply, Inc. (I)	2,299	88,879
CAI International, Inc. (I)	276	7,954
DXP Enterprises, Inc. (I)	4,738	353,929
Edgen Group, Inc. (I)	747	5,401
Kaman Corp.	403	14,294
MRC Global, Inc. (I)	85,059	2,800,993

298

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trading Companies & Distributors (continued)
Rush Enterprises, Inc., Class A (I)	1,347	$32,490
Titan Machinery, Inc. (I)	427	11,849
United Rentals, Inc. (I)(L)	3,794	208,556
Watsco, Inc.	839	70,627
WESCO International, Inc. (I)(L)	31,856	2,313,064

		6,042,804

		50,663,599
Information Technology - 21.3%
Communications Equipment - 1.8%
Acme Packet, Inc. (I)	29,794	870,581
Anaren, Inc. (I)	199	3,859
Aruba Networks, Inc. (I)(L)	26,960	666,990
Calix, Inc. (I)	1,529	12,461
Ciena Corp. (I)	4,830	77,328
Digi International, Inc. (I)	1,269	11,332
EchoStar Corp., Class A (I)	1	39
Extreme Networks, Inc. (I)	3,897	13,133
Finisar Corp. (I)	4,476	59,038
Globecomm Systems, Inc. (I)	1,004	12,058
Infinera Corp. (I)	3,515	24,605
InterDigital, Inc. (L)	1,974	94,416
Ixia (I)	32,942	712,865
JDS Uniphase Corp. (I)	11,278	150,787
Loral Space & Communications, Inc.	461	28,527
NETGEAR, Inc. (I)	1,845	61,826
Oclaro, Inc. (I)	2,443	3,078
Oplink Communications, Inc. (I)	831	13,628
Plantronics, Inc.	2,057	90,899
Polycom, Inc. (I)	2,960	32,797
Procera Networks, Inc. (I)	940	11,177
RADWARE, Ltd., ADR (I)	25,406	958,568
ShoreTel, Inc. (I)	2,092	7,594
Sonus Networks, Inc. (I)	10,153	26,296
ViaSat, Inc. (I)	2,016	97,655

		4,041,537
Computers & Peripherals - 0.2%
3D Systems Corp. (I)	3,711	119,643
Cray, Inc. (I)	1,027	23,837
Electronics for Imaging, Inc. (I)	2,245	56,933
Fusion-io, Inc. (I)	2,539	41,563
Imation Corp. (I)	507	1,937
Intermec, Inc. (I)	811	7,972
Intevac, Inc. (I)	563	2,657
NCR Corp. (I)	2,697	74,329
QLogic Corp. (I)	4,470	51,852
Quantum Corp. (I)	11,611	14,862
Silicon Graphics International Corp. (I)	1,597	21,959
STEC, Inc. (I)	1,822	8,053
Synaptics, Inc. (I)	1,588	64,616

		490,213
Electronic Equipment, Instruments & Components - 2.3%
Agilysys, Inc. (I)	363	3,608
Anixter International, Inc.	1,321	92,364
Badger Meter, Inc.	328	17,555
Cognex Corp.	984	41,476
Coherent, Inc.	1,155	65,535
DTS, Inc. (I)	903	15,017
Echelon Corp. (I)	1,652	4,031
FARO Technologies, Inc. (I)	818	35,493
FEI Company	1,745	112,640
Insight Enterprises, Inc. (I)	117,260	2,417,901

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
InvenSense, Inc. (I)	1,601	$17,099
IPG Photonics Corp. (L)	1,606	106,654
Littelfuse, Inc.	1,131	76,738
Maxwell Technologies, Inc. (I)	1,337	7,206
Measurement Specialties, Inc. (I)	702	27,919
Mercury Computer Systems, Inc. (I)	1,566	11,541
MTS Systems Corp.	757	44,020
Multi-Fineline Electronix, Inc. (I)	159	2,453
National Instruments Corp.	4,736	155,104
Newport Corp. (I)	38,250	647,190
OSI Systems, Inc. (I)	18,286	1,139,035
Plexus Corp. (I)	1,691	41,108
RealD, Inc. (I)	1,861	24,193
Rogers Corp. (I)	800	38,096
ScanSource, Inc. (I)	1,333	37,617
Universal Display Corp. (I)	2,018	59,309

		5,240,902
Internet Software & Services - 2.1%
Angie’s List, Inc. (I)	1,254	24,779
Bazaarvoice, Inc. (I)	1,831	13,403
Blucora, Inc. (I)	1,866	28,886
Brightcove, Inc. (I)	1,130	7,017
Carbonite, Inc. (I)	381	4,172
comScore, Inc. (I)	1,542	25,875
Constant Contact, Inc. (I)	87,288	1,132,998
Cornerstone OnDemand, Inc. (I)	1,217	41,500
CoStar Group, Inc. (I)	6,974	763,374
Dealertrack Technologies, Inc. (I)	2,059	60,493
Demand Media, Inc. (I)	1,446	12,479
Demandware, Inc. (I)	576	14,602
Dice Holdings, Inc. (I)	2,157	21,850
Envestnet, Inc. (I)	558	9,771
ExactTarget, Inc. (I)	1,643	38,233
Internap Network Services Corp. (I)	2,321	21,701
Keynote Systems, Inc.	386	5,389
KIT Digital, Inc. (I)	43	12
Limelight Networks, Inc. (I)	3,081	6,347
Liquidity Services, Inc. (I)	1,137	33,894
LivePerson, Inc. (I)	38,549	523,495
LogMeIn, Inc. (I)	1,016	19,528
MercadoLibre, Inc. (L)	1,596	154,110
Millennial Media, Inc. (I)	1,333	8,465
Move, Inc. (I)	1,612	19,263
NIC, Inc.	33,976	650,980
OpenTable, Inc. (I)	876	55,170
Perficient, Inc. (I)	1,516	17,677
Responsys, Inc. (I)	823	7,284
Saba Software, Inc. (I)	841	6,686
SciQuest, Inc. (I)	921	22,141
SPS Commerce, Inc. (I)	10,574	451,193
Stamps.com, Inc. (I)	640	15,981
The Active Network, Inc. (I)	1,895	7,940
Travelzoo, Inc. (I)	381	8,142
ValueClick, Inc. (I)	3,445	101,800
VistaPrint NV (I)	1,404	54,279
Vocus, Inc. (I)	474	6,707
WebMD Health Corp. (I)	2,415	58,733
XO Group, Inc. (I)	759	7,590
Yelp, Inc. (I)	820	19,442
Zix Corp. (I)	93,540	334,873

		4,818,254

299

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services - 2.6%
Acxiom Corp. (I)	3,594	$73,318
Alliance Data Systems Corp. (I)(L)	13,060	2,114,258
Cardtronics, Inc. (I)	10,486	287,946
CoreLogic, Inc. (I)	10,859	280,814
DST Systems, Inc.	1,638	116,740
EPAM Systems, Inc. (I)	417	9,687
Euronet Worldwide, Inc. (I)	5,706	150,296
ExlService Holdings, Inc. (I)	1,162	38,207
FleetCor Technologies, Inc. (I)	2,852	218,663
Forrester Research, Inc.	753	23,832
Heartland Payment Systems, Inc. (L)	1,809	59,643
Higher One Holdings, Inc. (I)(L)	1,271	11,299
iGATE Corp. (I)	1,525	28,685
Interxion Holding NV (I)	22,380	542,044
Jack Henry & Associates, Inc.	3,942	182,160
MAXIMUS, Inc.	8,078	645,998
MoneyGram International, Inc. (I)	837	15,150
NeuStar, Inc., Class A (I)	3,195	148,663
Sapient Corp. (I)	5,320	64,851
ServiceSource International, Inc. (I)	2,004	14,168
Sykes Enterprises, Inc. (I)	1,900	30,324
Syntel, Inc.	808	54,556
Unisys Corp. (I)	2,014	45,819
Virtusa Corp. (I)	935	22,216
WEX, Inc. (I)	8,826	692,841

		5,872,178
Office Electronics - 0.1%
Zebra Technologies Corp., Class A (I)	2,452	115,563
Semiconductors & Semiconductor Equipment - 4.6%
Applied Micro Circuits Corp. (I)	3,149	23,366
Cabot Microelectronics Corp. (I)	1,118	38,851
Cavium, Inc. (I)	18,495	717,791
Ceva, Inc. (I)	1,081	16,864
Cirrus Logic, Inc. (I)	3,156	71,799
Cohu, Inc.	557	5,214
Cymer, Inc. (I)	1,425	136,943
Cypress Semiconductor Corp. (I)(L)	67,240	741,657
Diodes, Inc. (I)	37,575	788,324
Entegris, Inc. (I)	6,628	65,352
Entropic Communications, Inc. (I)	4,056	16,508
Exar Corp. (I)	1,883	19,772
Fairchild Semiconductor International, Inc. (I)	106,300	1,503,082
First Solar, Inc. (I)	1,028	27,715
FormFactor, Inc. (I)	914	4,296
GT Advanced Technologies, Inc. (I)(L)	5,738	18,878
Hittite Microwave Corp. (I)	1,367	82,786
Inphi Corp. (I)	896	9,363
Integrated Device Technology, Inc. (I)	2,432	18,167
Intermolecular, Inc. (I)	843	8,599
IXYS Corp.	1,203	11,537
Kopin Corp. (I)	3,039	11,244
Lattice Semiconductor Corp. (I)	5,622	30,640
LTX-Credence Corp. (I)	2,297	13,874
M/A-COM Technology
Solutions Holdings, Inc. (I)	550	8,839
Magnachip Semiconductor Corp. (I)	1,374	23,784
MaxLinear, Inc., Class A (I)	1,092	6,770
Micrel, Inc.	2,378	24,993
Microsemi Corp. (I)	1,523	35,288
MKS Instruments, Inc.	888	24,154
Monolithic Power Systems, Inc.	101,629	2,476,699
Nanometrics, Inc. (I)	1,072	15,469

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
NVE Corp. (I)	3,375	$190,418
OmniVision Technologies, Inc. (I)	903	12,443
Power Integrations, Inc.	1,396	60,600
Rambus, Inc. (I)	4,811	26,990
RF Micro Devices, Inc. (I)	13,473	71,676
Rubicon Technology, Inc. (I)	888	5,861
Semtech Corp. (I)	3,178	112,469
Sigma Designs, Inc. (I)	819	3,989
Silicon Image, Inc. (I)	3,968	19,284
Silicon Laboratories, Inc. (I)	1,910	78,998
STR Holdings, Inc. (I)	312	677
Supertex, Inc.	238	5,286
Teradyne, Inc. (I)	3,168	51,385
TriQuint Semiconductor, Inc. (I)	8,016	40,481
Ultratech, Inc. (I)	1,301	51,429
Veeco Instruments, Inc. (I)	1,887	72,329
Volterra Semiconductor Corp. (I)	49,296	700,003
Xilinx, Inc.	48,700	1,858,879

		10,361,815
Software - 7.6%
Accelrys, Inc. (I)	2,683	26,186
ACI Worldwide, Inc. (I)	1,898	92,736
Actuate Corp. (I)	2,244	13,464
Advent Software, Inc. (I)	68,773	1,923,581
Allot Communications, Ltd. (I)	43,112	514,757
Aspen Technology, Inc. (I)	25,759	831,758
AVG Technologies NV (I)(L)	61,230	852,322
Blackbaud, Inc.	2,177	64,505
Bottomline Technologies, Inc. (I)	1,802	51,375
BroadSoft, Inc. (I)	1,073	28,402
Cadence Design Systems, Inc. (I)	13,498	188,027
Citrix Systems, Inc. (I)	22,100	1,594,736
Clicksoftware Technologies, Ltd.	47,089	378,596
CommVault Systems, Inc. (I)	7,962	652,725
Compuware Corp. (I)	5,140	64,250
Comverse, Inc. (I)	1,057	29,638
Concur Technologies, Inc. (I)	2,256	154,897
Ebix, Inc. (L)	1,836	29,780
Ellie Mae, Inc. (I)	985	23,689
Fair Isaac Corp.	1,683	76,896
Fortinet, Inc. (I)	31,860	754,445
Guidewire Software, Inc. (I)	1,866	71,729
Imperva, Inc. (I)	288	11,088
Infoblox, Inc. (I)	1,360	29,512
Interactive Intelligence Group (I)	746	33,085
Jive Software, Inc. (I)	936	14,227
Manhattan Associates, Inc. (I)	958	71,170
MicroStrategy, Inc., Class A (I)	434	43,869
Monotype Imaging Holdings, Inc.	1,785	42,394
Netscout Systems, Inc. (I)	20,947	514,668
NetSuite, Inc. (I)	1	80
Pegasystems, Inc.	822	23,082
Progress Software Corp. (I)	1,078	24,557
Proofpoint, Inc. (I)	692	11,667
PROS Holdings, Inc. (I)	993	26,980
PTC, Inc. (I)	5,765	146,950
QLIK Technologies, Inc. (I)	3,727	96,268
RealPage, Inc. (I)	1,821	37,713
Rosetta Stone, Inc. (I)	611	9,397
Rovi Corp. (I)	182,010	3,896,834
Seachange International, Inc. (I)	1,428	16,979
SolarWinds, Inc. (I)	2,873	169,794
Sourcefire, Inc. (I)	1,454	86,120

300

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Splunk, Inc. (I)	2,099	$84,023
SS&C Technologies Holdings, Inc. (I)	31,261	937,205
Synchronoss Technologies, Inc. (I)	1,401	43,473
Tangoe, Inc. (I)	1,370	16,974
Telenav, Inc. (I)	811	5,231
TiVo, Inc. (I)	3,880	48,073
Tyler Technologies, Inc. (I)	13,864	849,309
Ultimate Software Group, Inc. (I)	6,792	707,455
VASCO Data Security International, Inc. (I)	1,504	12,694
Verint Systems, Inc. (I)	2,520	92,106
VirnetX Holding Corp. (I)	1,971	37,784
Websense, Inc. (I)	34,673	520,095

		17,079,350

		48,019,812
Materials - 4.1%
Chemicals - 2.9%
American Vanguard Corp.	28,323	864,984
Arabian American Development Company (I)	867	7,309
Balchem Corp.	19,300	848,042
Calgon Carbon Corp. (I)	962	17,412
Chemtura Corp. (I)	28,166	608,667
Flotek Industries, Inc. (I)	46,946	767,567
FMC Corp.	35,110	2,002,323
H.B. Fuller Company	2,405	93,987
Hawkins, Inc.	458	18,297
Innospec, Inc.	1,010	44,723
Intrepid Potash, Inc.	2,722	51,065
Koppers Holdings, Inc.	992	43,628
LSB Industries, Inc. (I)	918	31,928
NewMarket Corp.	1,967	512,128
OMNOVA Solutions, Inc. (I)	2,141	16,421
PolyOne Corp.	18,561	453,074
Rentech, Inc.	10,648	25,023
Stepan Company	298	18,804
Tredegar Corp.	380	11,187
Zep, Inc.	918	13,779

		6,450,348
Construction Materials - 0.1%
Eagle Materials, Inc.	2,241	149,318
Headwaters, Inc. (I)	1,716	18,704
Texas Industries, Inc. (I)	260	16,409
United States Lime & Minerals, Inc. (I)	92	4,893

		189,324
Containers & Packaging - 0.0%
Graphic Packaging Holding Company (I)	6,642	49,749
Silgan Holdings, Inc.	1,074	50,747

		100,496
Metals & Mining - 0.3%
Allied Nevada Gold Corp. (I)	4,107	67,601
Carpenter Technology Corp.	755	37,214
Century Aluminum Company (I)	897	6,943
Coeur d’Alene Mines Corp. (I)	2,156	40,662
General Moly, Inc. (I)	2,852	6,303
Globe Specialty Metals, Inc.	3,076	42,818
Gold Resource Corp. (L)	1,523	19,845
Golden Minerals Company (I)	932	2,218
McEwen Mining, Inc. (I)	10,681	30,548
Midway Gold Corp. (I)	4,629	5,647
Molycorp, Inc. (I)(L)	3,187	16,572
Noranda Aluminum Holding Corp.	579	2,600

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
Paramount Gold and Silver Corp. (I)(L)	6,045	$13,480
Royal Gold, Inc.	1	71
Stillwater Mining Company (I)	5,549	71,749
U.S. Silica Holdings, Inc.	632	14,903
Walter Energy, Inc.	10,430	297,255

		676,429
Paper & Forest Products - 0.8%
Buckeye Technologies, Inc.	27,462	822,487
Deltic Timber Corp.	549	37,727
KapStone Paper and Packaging Corp.	27,204	756,271
Louisiana-Pacific Corp. (I)	6,670	144,072
Schweitzer-Mauduit International, Inc.	748	28,970

		1,789,527

		9,206,124
Telecommunication Services - 2.7%
Diversified Telecommunication Services - 2.0%
Atlantic Tele-Network, Inc.	157	7,616
Cbeyond, Inc. (I)	1,439	10,692
Cincinnati Bell, Inc. (I)	9,133	29,774
Cogent Communications Group, Inc.	136,050	3,591,720
Elephant Talk Communications, Inc. (I)	1,735	2,117
General Communication, Inc., Class A (I)	1,394	12,783
inContact, Inc. (I)	76,689	620,414
tw telecom, Inc. (I)	7,296	183,786

		4,458,902
Wireless Telecommunication Services - 0.7%
Boingo Wireless, Inc. (I)	684	3,776
Clearwire Corp., Class A (I)	14,077	45,609
Leap Wireless International, Inc. (I)	1,240	7,304
NII Holdings, Inc. (I)(L)	354,975	1,537,042

		1,593,731

		6,052,633

TOTAL COMMON STOCKS (Cost $174,500,442)		$220,426,342

RIGHTS - 0.0%
Health Care - 0.0%
Wright Medical Group, Inc. (Expiration
Date: 01/02/2024) (I)	654	1,635

TOTAL RIGHTS (Cost $1,635)		$1,635

WARRANTS - 0.0%
Energy - 0.0%
Magnum Hunter Resources (Expiration Date:
10/14/2013; Strike Price: $10.50) (I)(L)	8,357	1,086

TOTAL WARRANTS (Cost $0)		$1,086

SECURITIES LENDING COLLATERAL - 23.5%
John Hancock Collateral
Investment Trust, 0.2481% (W)(Y)	5,290,681	52,952,839

TOTAL SECURITIES LENDING
COLLATERAL (Cost $52,949,466)		$52,952,839

SHORT-TERM INVESTMENTS - 1.3%
Money Market Funds - 0.7%
State Street Institutional Liquid Reserves
Fund, 0.1355% (Y)	1,568,578	1,568,578

301

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement - 0.6%
Repurchase Agreement with State Street Corp.
dated 03/28/2013 at 0.010% to be
repurchased at $1,361,002 on 04/01/2013,
collateralized by $1,360,000 U.S. Treasury
Notes 0.250%-2.750% due
09/15/2015-02/28/2018 (valued at
$1,392,219, including interest)	$1,361,000	$1,361,000

TOTAL SHORT-TERM INVESTMENTS (Cost $2,929,578)		$2,929,578

Total Investments (Smaller Company Growth Trust)
(Cost $230,381,121) - 122.4%		$276,311,480
Other assets and liabilities, net - (22.4%)		(50,514,800)

TOTAL NET ASSETS - 100.0%		$225,796,680

Strategic Equity Allocation Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.7%
Consumer Discretionary - 11.2%
Auto Components - 0.5%
Aisin Seiki Company, Ltd.	35,227	$1,297,937
American Axle &
Manufacturing Holdings, Inc. (I)	20,478	279,525
BorgWarner, Inc. (I) (L)	39,695	3,070,011
Bridgestone Corp.	118,874	4,010,230
Cie Generale des Etablissements Michelin	33,240	2,785,276
Continental AG	20,224	2,419,677
Cooper Tire & Rubber Company	18,580	476,763
Dana Holding Corp.	44,290	789,691
Delphi Automotive PLC	100,654	4,469,038
Denso Corp.	89,406	3,801,749
Dorman Products, Inc. (L)	7,217	268,545
Drew Industries, Inc.	5,699	206,931
Exide Technologies (I)	25,400	68,580
Federal-Mogul Corp. (I)	5,902	35,589
Fuel Systems Solutions, Inc. (I)	4,754	78,298
Gentex Corp. (L)	67,179	1,344,252
Gentherm, Inc. (I)	9,354	153,219
GKN PLC	299,481	1,207,490
Johnson Controls, Inc.	234,902	8,238,013
Koito Manufacturing Company, Ltd.	17,518	302,404
Modine Manufacturing Company (I)	14,488	131,841
NGK Spark Plug Company, Ltd.	33,954	521,130
NHK Spring Company, Ltd.	29,877	312,165
NOK Corp.	19,572	283,042
Nokian Renkaat OYJ	20,600	919,234
Pirelli & C. SpA (L)	43,023	451,921
Spartan Motors, Inc. (L)	10,685	56,737
Standard Motor Products, Inc.	6,022	166,930
Stanley Electric Company, Ltd.	25,867	448,371
Stoneridge, Inc. (I)	9,039	68,968
Sumitomo Rubber Industries, Ltd.	30,730	515,681
Superior Industries International, Inc.	6,740	125,903
Tenneco, Inc. (I)	18,283	718,705
The Goodyear Tire & Rubber Company (I)	84,213	1,061,926
Toyoda Gosei Company, Ltd.	12,203	293,267
Toyota Boshoku Corp.	12,289	173,873

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Auto Components (continued)
Toyota Industries Corp.	29,968	$1,103,346

		42,656,258
Automobiles - 1.1%
Bayerische Motoren Werke AG	60,691	5,239,587
Daihatsu Motor Company, Ltd.	35,012	727,399
Daimler AG	166,403	9,057,827
Fiat SpA (I)	160,481	857,719
Ford Motor Company	1,346,326	17,704,187
Fuji Heavy Industries, Ltd.	108,014	1,715,944
Harley-Davidson, Inc.	77,610	4,136,613
Honda Motor Company, Ltd.	299,057	11,523,696
Isuzu Motors, Ltd.	217,979	1,319,250
Mazda Motor Corp. (I)	495,094	1,461,517
Mitsubishi Motors Corp. (I)	750,086	785,174
Nissan Motor Company, Ltd.	454,965	4,408,426
Peugeot SA (I) (L)	43,428	315,250
Renault SA	35,352	2,219,911
Suzuki Motor Corp.	67,035	1,503,260
Thor Industries, Inc. (L)	20,526	755,152
Toyota Motor Corp.	506,161	26,085,764
Volkswagen AG	5,426	1,020,894
Winnebago Industries, Inc. (I)	8,808	181,797
Yamaha Motor Company, Ltd.	50,953	689,939

		91,709,306
Commercial Services & Supplies - 0.0%
Actrade Financial Technologies, Ltd. (I)	382	0
Distributors - 0.1%
Core-Mark Holding Company, Inc.	3,442	176,609
Genuine Parts Company (L)	53,163	4,146,714
Jardine Cycle and Carriage, Ltd.	19,467	803,481
Li & Fung, Ltd.	1,074,227	1,483,638
LKQ Corp. (I)	140,254	3,051,927
Pool Corp.	14,178	680,544
VOXX International Corp. (I)	5,801	62,129
Weyco Group, Inc.	2,071	50,760

		10,455,802
Diversified Consumer Services - 0.2%
American Public Education, Inc. (I) (L)	5,448	190,081
Apollo Group, Inc., Class A (I) (L)	34,378	597,833
Ascent Capital Group, Inc., Class A (I)	4,360	324,558
Benesse Holdings, Inc.	12,255	521,746
Bridgepoint Education, Inc. (I) (L)	5,753	58,853
Capella Education Company (I)	3,897	121,353
Career Education Corp. (I) (L)	16,507	39,122
Carriage Services, Inc.	4,977	105,761
Coinstar, Inc. (I) (L)	9,438	551,368
Corinthian Colleges, Inc. (I) (L)	24,691	51,851
DeVry, Inc. (L)	26,696	847,598
Education Management Corp. (I) (L)	9,165	33,636
Grand Canyon Education, Inc. (I)	12,015	305,061
H&R Block, Inc.	93,122	2,739,649
Hillenbrand, Inc.	16,464	416,210
K12, Inc. (I) (L)	8,137	196,183
Lincoln Educational Services Corp.	7,622	44,665
Mac-Gray Corp.	4,074	52,147
Matthews International Corp., Class A	21,598	753,554
Regis Corp. (L)	43,670	794,357
Service Corp. International	99,151	1,658,796
Sotheby’s	52,216	1,953,401
Steiner Leisure, Ltd. (I)	4,605	222,698
Stewart Enterprises, Inc., Class A (L)	22,370	207,817

302

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Consumer Services (continued)
Strayer Education, Inc. (L)	8,948	$432,904
Universal Technical Institute, Inc.	6,892	87,046

		13,308,248
Hotels, Restaurants & Leisure - 1.6%
Accor SA	27,125	942,797
AFC Enterprises, Inc. (I)	7,378	268,043
Ameristar Casinos, Inc.	10,212	267,861
Bally Technologies, Inc. (I) (L)	19,316	1,003,853
Biglari Holdings, Inc. (I)	365	136,214
BJ’s Restaurants, Inc. (I) (L)	7,458	248,202
Bloomin’ Brands, Inc. (I)	5,602	100,108
Bluegreen Corp. (I)	4,766	46,897
Bob Evans Farms, Inc.	21,673	923,703
Boyd Gaming Corp. (I) (L)	17,161	141,921
Bravo Brio Restaurant Group, Inc. (I)	6,276	99,349
Brinker International, Inc. (L)	33,243	1,251,599
Buffalo Wild Wings, Inc. (I) (L)	5,564	487,017
Caesars Entertainment Corp. (I) (L)	11,500	182,390
Carnival Corp.	152,493	5,230,510
Carnival PLC	33,491	1,176,075
Carrols Restaurant Group, Inc. (I)	5,539	28,747
CEC Entertainment, Inc.	5,604	183,531
Chipotle Mexican Grill, Inc. (I)	10,652	3,471,167
Churchill Downs, Inc.	3,925	274,907
Chuy’s Holdings, Inc. (I)	2,160	70,373
Compass Group PLC	337,482	4,312,215
Cracker Barrel Old Country Store, Inc.	5,628	455,024
Crown, Ltd.	73,569	944,927
Darden Restaurants, Inc. (L)	44,401	2,294,644
Del Frisco’s Restaurant Group, Inc. (I)	2,067	34,312
Denny’s Corp. (I)	29,770	171,773
DineEquity, Inc.	4,616	317,535
Domino’s Pizza, Inc.	17,377	893,873
Echo Entertainment Group, Ltd.	134,810	489,643
Fiesta Restaurant Group, Inc. (I)	5,136	136,464
Flight Centre, Ltd. (L)	10,100	354,885
Galaxy Entertainment Group, Ltd. (I)	385,609	1,615,815
Genting Singapore PLC	1,119,571	1,352,930
Ignite Restaurant Group, Inc. (I)	2,190	32,149
Intercontinental Hotels Group PLC	49,274	1,506,503
International Game Technology	90,758	1,497,507
International Speedway Corp., Class A (L)	20,227	661,018
Interval Leisure Group, Inc.	11,778	256,054
Isle of Capri Casinos, Inc. (I)	6,939	43,646
Jack in the Box, Inc. (I) (L)	13,077	452,333
Jamba, Inc. (I)	22,353	63,706
Krispy Kreme Doughnuts, Inc. (I)	17,957	259,299
Life Time Fitness, Inc. (I) (L)	31,474	1,346,458
Luby’s, Inc. (I)	6,499	48,613
Marcus Corp.	5,714	71,368
Marriott International, Inc., Class A (L)	83,616	3,531,104
Marriott Vacations Worldwide Corp. (I)	8,010	343,709
McDonald’s Corp.	344,216	34,314,893
McDonald’s Holdings Company, Ltd.	12,461	335,248
MGM China Holdings, Ltd.	170,310	366,879
Morgans Hotel Group Company (I)	7,377	43,672
Multimedia Games Holding Company, Inc. (I)	8,389	175,078
Nathan’s Famous, Inc. (I)	886	37,434
OPAP SA	41,642	328,801
Orient-Express Hotels, Ltd., Class A (I)	29,348	289,371
Oriental Land Company, Ltd.	9,145	1,497,973
Panera Bread Company, Class A (I)	13,205	2,181,994
Papa John’s International, Inc. (I) (L)	5,297	327,461

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Pinnacle Entertainment, Inc. (I)	18,026	$263,540
Red Lion Hotels Corp. (I)	4,725	33,595
Red Robin Gourmet Burgers, Inc. (I) (L)	4,472	203,923
Ruby Tuesday, Inc. (I)	19,495	143,678
Ruth’s Hospitality Group, Inc. (I) (L)	11,176	106,619
Sands China, Ltd.	444,053	2,303,560
Scientific Games Corp., Class A (I) (L)	41,157	360,124
Shangri-La Asia, Ltd.	284,345	560,530
SHFL Entertainment, Inc. (I)	16,739	277,365
Six Flags Entertainment Corp.	11,804	855,554
SJM Holdings, Ltd.	357,042	894,800
SKYCITY Entertainment Group, Ltd.	102,563	378,891
Sodexo	17,333	1,616,131
Sonic Corp. (I) (L)	17,479	225,130
Speedway Motorsports, Inc.	3,596	64,692
Starbucks Corp.	257,203	14,650,283
Starwood Hotels & Resorts Worldwide, Inc.	66,496	4,237,790
Tabcorp Holdings, Ltd.	137,216	462,252
Tatts Group, Ltd.	255,941	846,338
Texas Roadhouse, Inc.	18,570	374,928
The Cheesecake Factory, Inc. (L)	39,079	1,508,840
The Wendy’s Company (L)	132,529	751,439
Town Sports International Holdings, Inc.	7,637	72,246
TUI Travel PLC	79,809	396,218
Vail Resorts, Inc. (L)	10,825	674,614
Whitbread PLC	32,810	1,284,840
WMS Industries, Inc. (I)	42,348	1,067,593
Wyndham Worldwide Corp.	46,901	3,024,176
Wynn Macau, Ltd. (I)	286,003	765,238
Wynn Resorts, Ltd.	27,384	3,427,381
Yum! Brands, Inc.	154,714	11,130,125

		132,884,008
Household Durables - 0.6%
American Greetings Corp., Class A (L)	9,630	155,043
Bassett Furniture Industries, Inc.	3,511	56,036
Beazer Homes USA, Inc. (I) (L)	7,811	123,726
Blyth, Inc. (L)	3,313	57,514
Casio Computer Company, Ltd. (I) (L)	39,448	308,900
Cavco Industries, Inc. (I)	2,175	103,465
CSS Industries, Inc.	2,963	76,949
D.R. Horton, Inc. (L)	95,961	2,331,852
Electrolux AB (L)	44,251	1,127,489
Ethan Allen Interiors, Inc.	7,275	239,493
Garmin, Ltd. (L)	37,599	1,242,271
Harman International Industries, Inc. (L)	23,319	1,040,727
Helen of Troy, Ltd. (I)	9,339	358,244
Hooker Furniture Corp. (L)	3,509	55,933
Hovnanian Enterprises, Inc., Class A (I) (L)	31,554	182,067
Husqvarna AB, B Shares	72,596	429,047
iRobot Corp. (I) (L)	8,434	216,416
Jarden Corp. (I) (L)	52,055	2,230,535
KB Home	62,861	1,368,484
La-Z-Boy, Inc.	15,594	294,259
Leggett & Platt, Inc. (L)	49,018	1,655,828
Lennar Corp., Class A (L)	56,672	2,350,755
Libbey, Inc. (I)	6,408	123,867
Lifetime Brands, Inc.	2,925	33,374
M/I Homes, Inc. (I) (L)	6,504	159,023
MDC Holdings, Inc.	29,731	1,089,641
Meritage Homes Corp. (I)	9,203	431,253
Mohawk Industries, Inc. (I)	27,414	3,101,072
NACCO Industries, Inc., Class A	1,610	85,910
Newell Rubbermaid, Inc.	98,303	2,565,708

303

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Durables (continued)
NVR, Inc. (I)	2,255	$2,435,648
Panasonic Corp.	405,603	3,052,528
PulteGroup, Inc. (I) (L)	116,774	2,363,506
Rinnai Corp.	6,134	437,130
Sekisui Chemical Company, Ltd.	77,797	861,266
Sekisui House, Ltd.	99,089	1,348,307
Sharp Corp. (L)	181,939	520,691
Skullcandy, Inc. (I)	5,280	27,878
Sony Corp. (L)	184,481	3,202,318
Standard Pacific Corp. (I)	35,048	302,815
Tempur-Pedic International, Inc. (I)	28,095	1,394,355
The Ryland Group, Inc. (L)	13,365	556,251
Toll Brothers, Inc. (I)	70,691	2,420,460
Tupperware Brands Corp.	25,415	2,077,422
Universal Electronics, Inc. (I)	4,703	109,345
Whirlpool Corp.	26,964	3,194,155
Zagg, Inc. (I) (L)	8,165	59,441

		47,958,397
Internet & Catalog Retail - 0.7%
1-800-Flowers.com, Inc., Class A (I)	8,880	44,134
Amazon.com, Inc. (I)	124,823	33,264,081
Blue Nile, Inc. (I) (L)	3,833	132,047
Expedia, Inc. (L)	32,065	1,924,221
HSN, Inc.	28,019	1,537,122
Kayak Software Corp. (I)	1,147	45,834
Netflix, Inc. (I)	19,220	3,640,460
Nutrisystem, Inc.	9,075	76,956
Overstock.com, Inc. (I) (L)	3,731	45,966
PetMed Express, Inc.	6,226	83,522
priceline.com, Inc. (I)	17,119	11,776,674
Rakuten, Inc.	133,461	1,365,491
Shutterfly, Inc. (I) (L)	10,853	479,377
TripAdvisor, Inc. (I) (L)	37,765	1,983,418
US Auto Parts Network, Inc. (I)	781	937
Vitacost.com, Inc. (I) (L)	7,203	52,078

		56,452,318
Leisure Equipment & Products - 0.2%
Arctic Cat, Inc. (I)	3,875	169,338
Black Diamond, Inc. (I)	6,975	63,542
Brunswick Corp. (L)	26,792	916,822
Callaway Golf Company	20,060	132,797
Hasbro, Inc. (L)	39,333	1,728,292
JAKKS Pacific, Inc. (L)	6,894	72,318
Johnson Outdoors, Inc., Class A (I)	1,981	47,227
LeapFrog Enterprises, Inc. (I) (L)	15,505	132,723
Mattel, Inc.	118,263	5,178,737
Namco Bandai Holdings, Inc.	32,084	568,552
Nikon Corp.	62,671	1,477,105
Polaris Industries, Inc. (L)	29,927	2,767,948
Sankyo Company, Ltd.	8,651	405,160
Sega Sammy Holdings, Inc.	36,370	730,492
Shimano, Inc.	13,619	1,115,338
Smith & Wesson Holding Corp. (I) (L)	19,639	176,751
Steinway Musical Instruments, Inc. (I)	2,246	53,949
Sturm Ruger & Company, Inc. (L)	5,754	291,900
Yamaha Corp.	29,773	290,104

		16,319,095
Media - 2.7%
AMC Networks, Inc., Class A (I)	27,221	1,719,823
Arbitron, Inc.	7,958	372,991
Axel Springer AG	7,016	304,130

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
Belo Corp., Class A	28,657	$281,698
British Sky Broadcasting Group PLC	194,755	2,613,978
Cablevision Systems Corp., Class A (L)	73,594	1,100,966
Carmike Cinemas, Inc. (I) (L)	5,556	100,675
CBS Corp., Class B	200,848	9,377,593
Central European Media
Enterprises, Ltd., Class A (I) (L)	11,438	48,268
Cinemark Holdings, Inc. (L)	48,122	1,416,712
Comcast Corp., Class A	906,026	38,062,152
Cumulus Media, Inc., Class A (I) (L)	19,866	66,948
Dentsu, Inc.	33,182	992,780
Digital Generation, Inc. (I) (L)	8,734	56,160
DIRECTV (I)	196,720	11,136,319
Discovery
Communications, Inc., Class A (I) (L)	84,183	6,628,569
DreamWorks Animation
SKG, Inc., Class A (I) (L)	33,735	639,616
Entercom
Communications Corp., Class A (I) (L)	8,177	60,837
Eutelsat Communications	24,231	854,905
Fisher Communications, Inc.	2,780	109,087
Gannett Company, Inc. (L)	78,882	1,725,149
Global Sources, Ltd. (I)	6,566	49,639
Hakuhodo DY Holdings, Inc.	4,110	316,708
Harte-Hanks, Inc.	13,746	107,081
ITV PLC	681,071	1,340,167
JCDecaux SA	12,535	344,483
John Wiley & Sons, Inc., Class A	22,064	859,613
Journal Communications, Inc., Class A (I)	12,935	86,923
Jupiter Telecommunications Company, Ltd.	377	493,732
Kabel Deutschland Holding AG	16,257	1,499,057
Lagardere SCA	21,549	794,012
Lamar Advertising Company, Class A (I)	26,003	1,264,006
LIN TV Corp., Class A (I)	9,547	104,922
Lions Gate Entertainment Corp. (I)	25,412	604,043
Live Nation Entertainment, Inc. (I)	42,151	521,408
MDC Partners, Inc., Class A	8,368	135,311
Meredith Corp. (L)	27,632	1,057,200
National CineMedia, Inc.	17,338	273,594
News Corp., Class A	686,424	20,949,660
Nexstar Broadcasting Group, Inc., Class A	3,786	68,148
Omnicom Group, Inc.	89,728	5,284,979
Outdoor Channel Holdings, Inc.	4,964	44,279
Pearson PLC	150,069	2,704,401
Publicis Groupe SA	32,892	2,208,066
ReachLocal, Inc. (I) (L)	3,366	50,355
Reading International, Inc., Class A (I)	5,996	33,578
Reed Elsevier NV	126,620	2,170,493
Reed Elsevier PLC	220,427	2,624,185
Rentrak Corp. (I)	3,004	66,028
Saga Communications, Inc., Class A	1,508	69,760
Scholastic Corp. (L)	20,364	542,701
Scripps Networks Interactive, Inc., Class A	29,538	1,900,475
SES SA	55,890	1,752,549
Sinclair Broadcast Group, Inc., Class A	15,548	314,692
Singapore Press Holdings, Ltd.	295,713	1,069,507
Societe Television Francaise 1	3	34
The EW Scripps Company, Class A (I)	9,396	113,034
The Interpublic Group of Companies, Inc.	142,069	1,851,159
The McClatchy Company, Class A (I) (L)	18,919	54,865
The McGraw-Hill Companies, Inc.	96,388	5,019,887
The New York Times Company, Class A (I)	98,757	967,819
The Walt Disney Company (L)	619,731	35,200,721

304

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
The Washington Post Company, Class B	1,555	$695,085
Thomson Reuters Corp.	29,396	954,782
Time Warner Cable, Inc.	101,435	9,743,846
Time Warner, Inc.	320,872	18,488,645
Toho Company, Ltd.	21,356	446,508
Valassis Communications, Inc. (L)	30,342	906,316
Viacom, Inc., Class B	156,308	9,623,884
Wolters Kluwer NV	55,492	1,212,687
World Wrestling
Entertainment, Inc., Class A (L)	8,692	76,663
WPP PLC	232,108	3,712,495

		218,443,541
Multiline Retail - 0.6%
Big Lots, Inc. (I) (L)	27,220	960,049
Dollar General Corp. (I)	90,267	4,565,705
Dollar Tree, Inc. (I)	77,989	3,777,007
Don Quijote Company, Ltd.	10,000	443,602
Family Dollar Stores, Inc.	32,993	1,948,237
Fred’s, Inc., Class A (L)	11,022	150,781
Gordmans Stores, Inc. (I)	2,883	33,760
Harvey Norman Holding, Ltd. (L)	100,035	285,659
Isetan Mitsukoshi Holdings, Ltd.	64,974	939,113
J Front Retailing Company, Ltd.	87,544	684,325
J.C. Penney Company, Inc. (L)	48,911	739,045
Kohl’s Corp. (L)	72,640	3,350,883
Macy’s, Inc.	135,681	5,676,893
Marks & Spencer Group PLC	295,511	1,751,694
Marui Group Company, Ltd.	39,641	411,851
Next PLC	29,613	1,968,052
Nordstrom, Inc.	51,392	2,838,380
PPR	13,898	3,059,742
Saks, Inc. (I) (L)	80,695	925,572
Takashimaya Company, Ltd.	49,481	491,154
Target Corp.	223,392	15,291,182
The Bon-Ton Stores, Inc. (L)	4,168	54,184
Tuesday Morning Corp. (I)	12,741	98,870

		50,445,740
Specialty Retail - 2.0%
Aaron’s, Inc.	33,062	948,218
ABC-MART, Inc.	4,964	189,253
Abercrombie & Fitch Company, Class A	27,311	1,261,768
Advance Auto Parts, Inc.	34,550	2,855,558
Aeropostale, Inc. (I) (L)	61,326	834,034
America’s Car-Mart, Inc. (I)	2,445	114,279
American Eagle Outfitters, Inc.	84,508	1,580,300
ANN, Inc. (I)	37,414	1,085,754
Asbury Automotive Group, Inc. (I)	8,294	304,307
Ascena Retail Group, Inc. (I)	59,588	1,105,357
AutoNation, Inc. (I)	13,286	581,263
AutoZone, Inc. (I)	12,470	4,947,722
Barnes & Noble, Inc. (I) (L)	26,357	433,573
bebe stores, Inc.	12,002	50,048
Bed Bath & Beyond, Inc. (I)	77,623	5,000,474
Best Buy Company, Inc. (L)	91,295	2,022,184
Big 5 Sporting Goods Corp.	5,160	80,548
Body Central Corp. (I)	5,146	48,372
Brown Shoe Company, Inc. (L)	12,850	205,600
Cabela’s, Inc. (I) (L)	35,675	2,168,327
CarMax, Inc. (I)	78,321	3,265,986
Chico’s FAS, Inc.	77,783	1,306,754
Citi Trends, Inc. (I)	4,810	49,206
Conn’s, Inc. (I) (L)	4,982	178,854

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Destination Maternity Corp.	4,096	$95,846
Destination XL Group, Inc. (I)	13,246	67,422
Dick’s Sporting Goods, Inc. (L)	46,118	2,181,381
Express, Inc. (I)	26,891	478,929
Fast Retailing Company, Ltd.	9,730	3,111,886
Five Below, Inc. (I) (L)	3,375	127,879
Foot Locker, Inc.	70,738	2,422,069
Francesca’s Holdings Corp. (I)	10,535	301,933
GameStop Corp., Class A (L)	41,599	1,163,524
Genesco, Inc. (I)	7,311	439,318
Group 1 Automotive, Inc. (L)	6,829	410,218
Guess?, Inc. (L)	28,859	716,569
Haverty Furniture Companies, Inc.	5,856	120,399
Hennes & Mauritz AB, B Shares	173,991	6,230,748
hhgregg, Inc. (I)	5,054	55,847
Hibbett Sports, Inc. (I) (L)	7,880	443,408
Hot Topic, Inc. (L)	12,576	174,555
Inditex SA	39,967	5,326,179
Jos A. Bank Clothiers, Inc. (I) (L)	8,320	331,968
Kingfisher PLC	435,571	1,909,170
Kirkland’s, Inc. (I)	4,459	51,100
L Brands, Inc.	82,153	3,668,953
Lithia Motors, Inc., Class A	6,505	308,857
Lowe’s Companies, Inc.	381,019	14,448,240
Lumber Liquidators Holdings, Inc. (I)	8,229	577,840
MarineMax, Inc. (I)	6,577	89,381
Mattress Firm Holding Corp. (I)	3,355	115,882
Monro Muffler Brake, Inc. (L)	9,229	366,484
New York & Company, Inc. (I)	9,090	37,178
Nitori Holdings Company, Ltd.	6,172	476,993
O’Reilly Automotive, Inc. (I)	38,206	3,918,025
Office Depot, Inc. (I) (L)	219,882	864,136
OfficeMax, Inc. (L)	26,011	301,988
Penske Automotive Group, Inc. (L)	12,701	423,705
PetSmart, Inc.	36,890	2,290,869
Pier 1 Imports, Inc. (L)	29,148	670,404
RadioShack Corp. (L)	30,351	101,979
Rent-A-Center, Inc. (L)	44,928	1,659,640
Ross Stores, Inc.	76,332	4,627,246
rue21, Inc. (I) (L)	4,713	138,515
Sanrio Company, Ltd. (L)	8,373	371,595
Select Comfort Corp. (I)	17,087	337,810
Shimamura Company, Ltd.	3,987	466,676
Shoe Carnival, Inc.	4,258	87,034
Signet Jewelers, Ltd. (L)	38,061	2,550,087
Sonic Automotive, Inc., Class A	12,840	284,534
Stage Stores, Inc.	9,171	237,345
Staples, Inc. (L)	231,328	3,106,735
Stein Mart, Inc.	8,533	71,507
Systemax, Inc.	3,525	34,898
The Buckle, Inc. (L)	8,200	382,530
The Cato Corp., Class A	7,972	192,444
The Children’s Place Retail Stores, Inc. (I) (L)	7,240	324,497
The Finish Line, Inc., Class A (L)	15,158	296,945
The Gap, Inc.	102,029	3,611,827
The Home Depot, Inc.	513,232	35,813,329
The Men’s Wearhouse, Inc. (L)	15,183	507,416
The Pep Boys - Manny, Moe & Jack (I) (L)	16,099	189,807
The Wet Seal, Inc., Class A (I)	29,114	87,924
Tiffany & Company (L)	40,906	2,844,603
Tilly’s, Inc., Class A (I)	2,967	37,740
TJX Companies, Inc.	250,323	11,702,600
Tractor Supply Company	32,454	3,379,435

305

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Urban Outfitters, Inc. (I)	37,562	$1,455,152
USS Company, Ltd.	3,950	453,906
Vitamin Shoppe, Inc. (I) (L)	8,801	429,929
West Marine, Inc. (I)	4,692	53,630
Williams-Sonoma, Inc.	40,564	2,089,857
Winmark Corp. (L)	774	48,754
Yamada Denki Company, Ltd. (L)	15,840	726,616
Zumiez, Inc. (I) (L)	6,675	152,858

		164,194,422
Textiles, Apparel & Luxury Goods - 0.9%
Adidas AG	38,246	3,971,193
Asics Corp.	26,937	445,804
Burberry Group PLC	81,155	1,640,336
Carter’s, Inc. (I)	23,970	1,372,762
Cherokee, Inc.	2,930	40,141
Christian Dior SA	10,028	1,666,447
Cie Financiere Richemont SA	95,699	7,522,975
Coach, Inc.	96,382	4,818,136
Columbia Sportswear Company (L)	3,484	201,654
Crocs, Inc. (I)	27,041	400,748
Culp, Inc.	2,668	42,448
Deckers Outdoor Corp. (I) (L)	16,166	900,285
Delta Apparel, Inc. (I)	2,201	36,250
Fifth & Pacific Companies, Inc. (I)	32,698	617,338
Fossil, Inc. (I)	18,334	1,771,064
G-III Apparel Group, Ltd. (I) (L)	4,949	198,504
Hanesbrands, Inc. (I) (L)	46,251	2,107,196
Hugo Boss AG	4,449	498,568
Iconix Brand Group, Inc. (I) (L)	21,076	545,236
K-Swiss, Inc., Class A (I)	8,727	41,366
Luxottica Group SpA	30,304	1,522,101
LVMH Moet Hennessy Louis Vuitton SA	46,569	8,000,392
Maidenform Brands, Inc. (I)	7,058	123,727
Movado Group, Inc.	5,298	177,589
NIKE, Inc., Class B	249,044	14,696,086
Oxford Industries, Inc. (L)	4,195	222,755
Perry Ellis International, Inc.	3,616	65,775
PVH Corp.	26,812	2,863,790
Quiksilver, Inc. (I)	39,496	239,741
Ralph Lauren Corp.	20,863	3,532,315
RG Barry Corp.	2,973	39,808
Skechers U.S.A., Inc., Class A (I)	11,221	237,324
Steven Madden, Ltd. (I)	11,699	504,695
The Jones Group, Inc. (L)	24,446	310,953
The Swatch Group AG (Bearer Shares)	5,639	3,283,110
The Swatch Group AG (Registered Shares)	7,942	806,772
True Religion Apparel, Inc.	7,799	203,632
Tumi Holdings, Inc. (I) (L)	6,610	138,413
Under Armour, Inc., Class A (I)	36,398	1,863,578
Unifi, Inc. (I)	4,320	82,512
Vera Bradley, Inc. (I) (L)	6,146	145,230
VF Corp.	30,272	5,078,128
Wolverine World Wide, Inc. (L)	14,401	638,972
Yue Yuen Industrial Holdings, Ltd.	134,165	438,458

		74,054,307

		918,881,442
Consumer Staples - 10.0%
Beverages - 2.1%
Anheuser-Busch InBev NV	147,295	14,598,745
Asahi Group Holdings, Ltd.	71,112	1,702,687
Beam, Inc.	55,029	3,496,543

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Beverages (continued)
Brown-Forman Corp., Class B	52,019	$3,714,157
Carlsberg A/S	19,650	1,916,705
Central European Distribution Corp. (I) (L)	23,106	7,741
Coca Cola Hellenic Bottling Company SA	36,974	990,546
Coca-Cola Amatil, Ltd.	104,954	1,595,917
Coca-Cola Bottling Company Consolidated	1,456	87,826
Coca-Cola Enterprises, Inc.	90,073	3,325,495
Coca-Cola West Company, Ltd.	11,512	200,770
Constellation Brands, Inc., Class A (I)	52,320	2,492,525
Diageo PLC	459,455	14,467,755
Dr. Pepper Snapple Group, Inc.	69,893	3,281,476
Heineken Holding NV	18,543	1,188,821
Heineken NV	42,098	3,177,808
Kirin Holdings Company, Ltd.	159,590	2,571,113
Molson Coors Brewing Company, Class B	53,573	2,621,327
Monster Beverage Corp. (I)	49,435	2,360,027
National Beverage Corp.	3,415	47,981
PepsiCo, Inc.	529,573	41,894,520
Pernod-Ricard SA	38,868	4,848,392
Remy Cointreau SA	4,201	485,763
SABMiller PLC	175,466	9,241,028
The Boston Beer Company, Inc., Class A (I)	2,356	376,112
The Coca-Cola Company	1,315,636	53,204,320
Treasury Wine Estates, Ltd.	119,000	708,566

		174,604,666
Food & Staples Retailing - 2.1%
Aeon Company, Ltd.	110,204	1,426,712
Arden Group, Inc., Class A	347	35,078
Carrefour SA	110,793	3,043,427
Casey’s General Stores, Inc. (L)	11,325	660,248
Casino Guichard Perrachon SA	10,415	1,095,064
Colruyt SA	13,866	670,773
Costco Wholesale Corp.	149,537	15,867,371
CVS Caremark Corp.	422,621	23,239,929
Delhaize Group SA	18,632	1,018,486
Distribuidora Internacional
de Alimentacion SA	112,031	775,569
FamilyMart Company, Ltd.	11,003	502,966
Harris Teeter Supermarkets, Inc. (L)	36,159	1,544,351
Ingles Markets, Inc., Class A	3,934	84,502
J Sainsbury PLC	225,728	1,299,064
Jeronimo Martins SGPS SA (L)	40,470	788,021
Kesko OYJ, B Shares	11,967	374,130
Koninklijke Ahold NV	185,469	2,843,867
Lawson, Inc.	10,992	844,451
Metcash, Ltd.	162,602	702,850
Metro AG	23,738	675,089
Nash Finch Company	3,906	76,479
Natural Grocers by
Vitamin Cottage, Inc. (I) (L)	2,325	52,429
Olam International, Ltd. (L)	283,781	394,489
Pricesmart, Inc. (L)	5,392	419,659
Rite Aid Corp. (I)	201,208	382,295
Roundy’s, Inc. (L)	6,444	42,337
Safeway, Inc.	82,241	2,167,050
Seven & I Holdings Company, Ltd.	137,852	4,571,770
Spartan Stores, Inc.	6,640	116,532
SUPERVALU, Inc. (L)	165,166	832,437
Susser Holdings Corp. (I) (L)	3,326	169,992
Sysco Corp. (L)	201,143	7,074,199
Tesco PLC	1,474,616	8,573,486
The Andersons, Inc. (L)	5,576	298,428
The Chefs’ Warehouse, Inc. (I)	3,751	69,281

306

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Staples Retailing (continued)
The Kroger Company	177,946	$5,897,130
The Pantry, Inc. (I)	7,326	91,355
United Natural Foods, Inc. (I)	37,771	1,858,333
Village Super Market, Inc., Class A	2,577	86,819
Wal-Mart Stores, Inc.	574,144	42,963,196
Walgreen Company	295,223	14,076,233
Weis Markets, Inc. (L)	3,087	125,641
Wesfarmers, Ltd.	184,588	7,748,266
Whole Foods Market, Inc.	59,162	5,132,304
WM Morrison Supermarkets PLC	411,697	1,729,021
Woolworths, Ltd.	226,019	7,977,520

		170,418,629
Food Products - 2.5%
Ajinomoto Company, Inc.	118,736	1,746,041
Alico, Inc. (L)	1,142	52,818
Annie’s, Inc. (I)	1,575	60,260
Archer-Daniels-Midland Company	226,072	7,625,409
Aryzta AG	15,990	944,796
Associated British Foods PLC	65,508	1,892,953
B&G Foods, Inc.	15,792	481,498
Barry Callebaut AG	339	327,155
Boulder Brands, Inc. (I) (L)	17,858	160,365
Cal-Maine Foods, Inc. (L)	4,304	183,178
Calavo Growers, Inc.	3,744	107,752
Calbee, Inc.	3,000	236,327
Campbell Soup Company (L)	61,515	2,790,320
Chiquita Brands International, Inc. (I)	14,118	109,556
ConAgra Foods, Inc.	142,057	5,087,061
Danone SA	106,127	7,394,319
Darling International, Inc. (I) (L)	35,421	636,161
DE Master Blenders 1753 NV (I)	92,804	1,435,235
Dean Foods Company (I)	63,796	1,156,621
Diamond Foods, Inc. (I) (L)	7,092	119,571
Dole Food Company, Inc. (I) (L)	11,013	120,042
Flowers Foods, Inc.	53,837	1,773,391
Fresh Del Monte Produce, Inc.	11,128	300,233
General Mills, Inc.	221,948	10,944,256
Golden Agri-Resources, Ltd.	1,357,145	636,026
Green Mountain Coffee Roasters, Inc. (I) (L)	57,988	3,291,399
Griffin Land & Nurseries, Inc.	129	3,876
H.J. Heinz Company	110,066	7,954,470
Hillshire Brands Company	57,741	2,029,596
Hormel Foods Corp. (L)	46,146	1,906,753
Ingredion, Inc.	36,251	2,621,672
Inventure Foods, Inc. (I)	4,406	34,279
J&J Snack Foods Corp.	4,394	337,855
John B. Sanfilippo & Son, Inc.	2,432	48,591
Kellogg Company	85,708	5,522,166
Kerry Group PLC	26,006	1,550,447
Kerry Group PLC (London Exchange)	1,204	71,803
Kikkoman Corp.	31,188	545,641
Kraft Foods Group, Inc.	203,400	10,481,202
Lancaster Colony Corp.	14,465	1,113,805
Limoneira Company (L)	2,867	55,390
Lindt & Spruengli AG - PC	159	612,136
Lindt & Spruengli AG - REG	19	857,214
McCormick & Company, Inc., Non-
Voting Shares (L)	45,541	3,349,541
Mead Johnson Nutrition Company	69,514	5,383,859
MEIJI Holdings Company, Ltd.	11,475	525,928
Mondelez International, Inc., Class A	610,418	18,684,895
Nestle SA	591,379	42,783,917
Nippon Meat Packers, Inc.	31,882	515,748

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products (continued)
Nisshin Seifun Group, Inc.	34,037	$449,913
Nissin Food Products Company, Ltd.	10,499	482,516
Omega Protein Corp. (I)	6,576	70,692
Orkla ASA	139,163	1,116,517
Pilgrim’s Pride Corp. (I) (L)	18,310	168,269
Post Holdings, Inc. (I)	23,243	997,822
Sanderson Farms, Inc.	6,896	376,660
Seaboard Corp.	89	249,199
Seneca Foods Corp., Class A (I)	2,618	86,446
Smithfield Foods, Inc. (I)	58,557	1,550,589
Snyders-Lance, Inc.	13,325	336,590
Suedzucker AG	15,012	634,235
Tate & Lyle PLC	85,633	1,107,854
The Hain Celestial Group, Inc. (I) (L)	11,028	673,590
The Hershey Company	51,531	4,510,508
The J.M. Smucker Company	36,818	3,650,873
Tootsie Roll Industries, Inc. (L)	16,979	507,853
Toyo Suisan Kaisha, Ltd.	15,543	480,095
TreeHouse Foods, Inc. (I)	10,751	700,428
Tyson Foods, Inc., Class A	97,359	2,416,450
Unilever NV	298,577	12,239,934
Unilever PLC	235,326	9,984,243
Wilmar International, Ltd.	352,261	982,750
Yakult Honsha Company, Ltd. (L)	17,666	712,627
Yamazaki Baking Company, Ltd.	20,390	268,897

		201,359,077
Household Products - 1.6%
Central Garden & Pet Company, Class A (I)	11,770	96,749
Church & Dwight Company, Inc. (L)	64,852	4,191,385
Colgate-Palmolive Company	150,906	17,811,435
Energizer Holdings, Inc. (L)	29,078	2,899,949
Harbinger Group, Inc. (I)	12,662	104,588
Henkel AG & Company, KGaA	23,846	1,882,988
Kimberly-Clark Corp.	133,052	13,036,435
Oil-Dri Corp. of America	1,547	42,125
Orchids Paper Products Company	1,916	44,700
Reckitt Benckiser Group PLC	118,633	8,512,565
Spectrum Brands Holdings, Inc.	6,758	382,435
Svenska Cellulosa AB, B Shares	106,499	2,749,797
The Clorox Company (L)	44,944	3,978,892
The Procter & Gamble Company	937,660	72,256,080
Unicharm Corp.	20,922	1,195,496
WD-40 Company	4,700	257,419

		129,443,038
Personal Products - 0.3%
Avon Products, Inc.	148,381	3,075,938
Beiersdorf AG	18,542	1,712,893
Elizabeth Arden, Inc. (I)	7,548	303,807
Inter Parfums, Inc.	4,896	119,609
Kao Corp.	96,704	3,133,182
L’Oreal SA	44,563	7,070,800
Medifast, Inc. (I)	4,233	97,020
Nature’s Sunshine Products, Inc. (L)	3,776	57,546
Nutraceutical International Corp.	3,196	55,451
Prestige Brands Holdings, Inc. (I)	15,278	392,492
Revlon, Inc., Class A (I)	3,635	81,279
Shiseido Company, Ltd. (L)	66,046	927,675
Star Scientific, Inc. (I) (L)	46,439	77,089
The Estee Lauder Companies, Inc., Class A	82,284	5,268,645
The Female Health Company (L)	6,667	48,269
USANA Health Sciences, Inc. (I) (L)	1,939	93,712

		22,515,407

307

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Tobacco - 1.4%
Alliance One International, Inc. (I) (L)	27,268	$106,073
Altria Group, Inc. (L)	689,900	23,725,661
British American Tobacco PLC	354,351	18,972,892
Imperial Tobacco Group PLC (I)	180,972	6,336,382
Japan Tobacco, Inc.	164,723	5,272,083
Lorillard, Inc.	130,215	5,254,175
Philip Morris International, Inc.	565,613	52,437,981
Reynolds American, Inc.	110,449	4,913,876
Swedish Match AB	37,863	1,176,519
Universal Corp. (L)	17,788	996,840
Vector Group, Ltd. (L)	16,825	271,219

		119,463,701

		817,804,518
Energy - 9.0%
Energy Equipment & Services - 1.6%
Aker Solutions ASA	29,906	558,984
AMEC PLC	55,508	891,412
Atwood Oceanics, Inc. (I) (L)	26,780	1,407,021
Baker Hughes, Inc.	151,659	7,038,494
Basic Energy Services, Inc. (I) (L)	9,623	131,546
Bolt Technology Corp.	3,097	54,074
Bristow Group, Inc.	10,570	696,986
C&J Energy Services, Inc. (I) (L)	13,324	305,120
Cal Dive International, Inc. (I) (L)	30,804	55,447
Cameron International Corp. (I)	85,077	5,547,020
CARBO Ceramics, Inc.	9,220	839,665
Cie Generale de Geophysique-Veritas (I)	29,198	656,780
Dawson Geophysical Company (I)	2,493	74,790
Diamond Offshore Drilling, Inc. (L)	23,861	1,659,771
Dresser-Rand Group, Inc. (I)	35,596	2,194,849
Dril-Quip, Inc. (I)	29,083	2,535,165
Ensco PLC, Class A	79,794	4,787,640
Exterran Holdings, Inc. (I)	19,350	522,450
FMC Technologies, Inc. (I)	81,600	4,438,224
Forum Energy Technologies, Inc. (I) (L)	6,696	192,577
Fugro NV	12,686	704,945
Geospace Technologies Corp. (I)	3,817	411,931
Gulf Island Fabrication, Inc.	4,500	94,770
Gulfmark Offshore, Inc., Class A	8,023	312,576
Halliburton Company	319,855	12,925,341
Heckmann Corp. (I) (L)	42,907	184,071
Helix Energy Solutions Group, Inc. (I)	78,012	1,784,915
Helmerich & Payne, Inc. (L)	36,478	2,214,215
Hercules Offshore, Inc. (I)	47,816	354,795
Hornbeck Offshore Services, Inc. (I)	10,591	492,058
ION Geophysical Corp. (I) (L)	40,030	272,604
Key Energy Services, Inc. (I)	45,655	368,892
Lufkin Industries, Inc. (L)	10,090	669,875
Matrix Service Company (I)	7,978	118,872
Mitcham Industries, Inc. (I) (L)	4,070	68,864
Nabors Industries, Ltd.	99,896	1,620,313
National Oilwell Varco, Inc.	146,450	10,361,338
Natural Gas Services Group, Inc. (I)	3,916	75,422
Newpark Resources, Inc. (I) (L)	27,025	250,792
Noble Corp. (L)	86,751	3,309,551
Oceaneering International, Inc.	50,799	3,373,562
Oil States International, Inc. (I)	25,738	2,099,449
Parker Drilling Company (I)	35,802	153,233
Patterson-UTI Energy, Inc. (L)	68,605	1,635,543
Petrofac, Ltd.	47,713	1,039,619
PHI, Inc. (I)	4,079	139,543
Pioneer Energy Services Corp. (I)	19,101	157,583

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
RigNet, Inc. (I)	4,002	$99,810
Rowan Companies PLC, Class A (I)	42,650	1,508,104
Saipem SpA	48,720	1,501,453
Schlumberger, Ltd.	455,935	34,144,972
Seadrill, Ltd.	64,735	2,355,561
Subsea 7 SA	51,710	1,213,017
Superior Energy Services, Inc. (I)	74,946	1,946,348
Technip SA	18,632	1,911,384
Tenaris SA	86,913	1,768,627
Tesco Corp. (I)	9,256	123,938
TETRA Technologies, Inc. (I)	23,573	241,859
TGC Industries, Inc.	5,240	51,876
Tidewater, Inc. (L)	23,227	1,172,964
Transocean, Ltd. (I)	65,966	3,408,356
Unit Corp. (I)	20,601	938,376
Vantage Drilling Company (I) (L)	59,607	104,312
Willbros Group, Inc. (I)	12,528	123,025
WorleyParsons, Ltd.	37,868	977,224

		133,373,893
Oil, Gas & Consumable Fuels - 7.4%
Abraxas Petroleum Corp. (I) (L)	28,222	65,193
Alon USA Energy, Inc.	3,128	59,588
Alpha Natural Resources, Inc. (I) (L)	103,832	852,461
Amyris, Inc. (I) (L)	10,317	31,776
Anadarko Petroleum Corp.	171,819	15,025,572
Apache Corp.	134,476	10,376,168
Apco Oil and Gas International, Inc.	3,056	37,894
Approach Resources, Inc. (I) (L)	10,179	250,505
Arch Coal, Inc. (L)	164,509	893,284
Berry Petroleum Company, Class A	15,783	730,595
BG Group PLC	623,322	10,700,455
Bill Barrett Corp. (I) (L)	37,252	755,098
Bonanza Creek Energy, Inc. (I)	3,028	117,093
BP PLC, ADR	3,496,551	24,555,252
BPZ Resources, Inc. (I)	33,220	75,409
Cabot Oil & Gas Corp.	72,231	4,883,538
Callon Petroleum Company (I)	13,094	48,448
Caltex Australia, Ltd.	24,409	545,230
Carrizo Oil & Gas, Inc. (I) (L)	12,093	311,637
Chesapeake Energy Corp. (L)	178,733	3,647,941
Chevron Corp.	666,849	79,234,998
Cimarex Energy Company	40,557	3,059,620
Clayton Williams Energy, Inc. (I) (L)	1,964	85,886
Clean Energy Fuels Corp. (I) (L)	20,350	264,550
Cloud Peak Energy, Inc. (I) (L)	18,584	349,008
Comstock Resources, Inc. (I)	14,619	237,559
ConocoPhillips	419,122	25,189,232
CONSOL Energy, Inc. (L)	78,310	2,635,132
Contango Oil & Gas Company (L)	3,883	155,669
Cosmo Oil Company, Ltd. (I)	103,248	217,316
Crosstex Energy, Inc.	12,677	244,159
CVR Energy, Inc.	4,988	257,481
Delek Group, Ltd.	859	241,282
Delek US Holdings, Inc.	5,112	201,720
Denbury Resources, Inc. (I)	128,188	2,390,706
Devon Energy Corp. (L)	129,605	7,312,314
Emerald Oil, Inc. (I)	5,468	38,495
Endeavour International Corp. (I) (L)	14,845	43,793
Energen Corp.	33,962	1,766,364
Energy XXI Bermuda, Ltd.	23,673	644,379
Eni SpA	466,626	10,478,025
EOG Resources, Inc.	93,278	11,946,113
EPL Oil & Gas, Inc. (I)	8,409	225,445

308

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
EQT Corp.	51,676	$3,501,049
Evolution Petroleum Corp. (I)	5,892	59,804
Exxon Mobil Corp.	1,537,951	138,584,765
Forest Oil Corp. (I)	91,815	482,947
Frontline, Ltd. (I) (L)	16,227	37,971
FX Energy, Inc. (I)	17,165	57,674
Galp Energia SGPS SA	49,612	777,768
GasLog, Ltd.	7,787	100,141
Goodrich Petroleum Corp. (I) (L)	8,310	130,052
Green Plains Renewable Energy, Inc. (I) (L)	7,948	90,925
Gulfport Energy Corp. (I)	19,670	901,476
Halcon Resources Corp. (I)	33,960	264,548
Harvest Natural Resources, Inc. (I) (L)	11,987	42,074
Hess Corp.	101,993	7,303,719
HollyFrontier Corp.	95,596	4,918,414
Idemitsu Kosan Company, Ltd.	3,987	347,261
Inpex Corp.	403	2,166,052
Isramco, Inc. (I)	20	1,983
Japan Petroleum Exploration Company, Ltd.	5,354	210,785
JX Holdings, Inc.	412,537	2,318,873
Kinder Morgan, Inc.	216,841	8,387,410
KiOR, Inc., Class A (I) (L)	9,020	41,943
Knightsbridge Tankers, Ltd. (L)	7,882	64,632
Kodiak Oil & Gas Corp. (I)	79,506	722,710
Lundin Petroleum AB (I)	40,922	886,664
Magnum Hunter Resources Corp. (I)	45,706	183,281
Marathon Oil Corp.	242,927	8,191,498
Marathon Petroleum Corp.	113,768	10,193,613
Matador Resources Company (I) (L)	4,608	40,827
McMoRan Exploration Company (I)	30,532	499,198
Midstates Petroleum Company, Inc. (I)	8,218	70,264
Miller Energy Resources, Inc. (I) (L)	10,472	38,851
Murphy Oil Corp.	62,177	3,962,540
Neste Oil OYJ	22,754	321,211
Newfield Exploration Company (I)	46,412	1,040,557
Noble Energy, Inc.	61,638	7,129,051
Nordic American Tankers, Ltd. (L)	16,255	187,745
Northern Oil and Gas, Inc. (I) (L)	47,227	679,124
Oasis Petroleum, Inc. (I) (L)	24,077	916,611
Occidental Petroleum Corp.	276,501	21,669,383
OMV AG	26,964	1,147,604
Origin Energy, Ltd.	200,288	2,778,499
Panhandle Oil and Gas, Inc., Class A	2,326	66,640
PDC Energy, Inc. (I)	9,039	448,063
Peabody Energy Corp.	92,555	1,957,538
Penn Virginia Corp. (L)	17,321	69,977
Petroquest Energy, Inc. (I) (L)	18,545	82,340
Phillips 66	213,340	14,927,400
Pioneer Natural Resources Company	45,433	5,645,050
Plains Exploration & Production Company (I)	60,543	2,873,976
QEP Resources, Inc.	61,282	1,951,219
Quicksilver Resources, Inc. (I) (L)	93,592	210,582
Range Resources Corp.	55,895	4,529,731
Repsol SA	152,958	3,112,270
Resolute Energy Corp. (I)	15,193	174,871
REX American Resources Corp. (I)	1,885	41,696
Rex Energy Corp. (I) (L)	13,286	218,953
Rosetta Resources, Inc. (I)	40,611	1,932,271
Royal Dutch Shell PLC, B Shares	480,577	15,991,826
Royal Dutch Shell PLC, Class A (London
Stock Exchange)	694,399	22,551,340
Sanchez Energy Corp. (I) (L)	3,829	76,274
Santos, Ltd.	175,634	2,283,680

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Scorpio Tankers, Inc. (I)	13,726	$122,436
SemGroup Corp., Class A (I)	12,587	651,000
Ship Finance International, Ltd.	14,499	255,762
Showa Shell Sekiyu KK	35,473	251,896
SM Energy Company	31,042	1,838,307
Solazyme, Inc. (I) (L)	10,567	82,528
Southwestern Energy Company (I)	120,493	4,489,569
Spectra Energy Corp.	229,343	7,052,297
Statoil ASA	204,339	4,989,122
Stone Energy Corp. (I) (L)	15,028	326,859
Swift Energy Company (I) (L)	13,130	194,455
Synergy Resources Corp. (I)	12,424	85,229
Targa Resources Corp.	8,597	584,252
Teekay Tankers, Ltd., Class A (L)	19,915	56,758
Tesoro Corp.	47,171	2,761,862
The Williams Companies, Inc.	233,933	8,763,130
TonenGeneral Sekiyu KK	53,557	531,201
Total SA	390,498	18,664,450
Triangle Petroleum Corp. (I) (L)	14,261	94,123
Tullow Oil PLC	166,754	3,121,255
Uranerz Energy Corp. (I) (L)	23,945	30,410
Uranium Energy Corp. (I) (L)	28,370	62,414
Vaalco Energy, Inc. (I) (L)	17,564	133,311
Valero Energy Corp.	189,799	8,633,957
W&T Offshore, Inc. (L)	10,600	150,520
Warren Resources, Inc. (I)	23,993	77,018
Western Refining, Inc. (L)	17,191	608,733
Westmoreland Coal Company (I)	3,903	44,338
Whitehaven Coal, Ltd.	85,849	190,227
Woodside Petroleum, Ltd.	120,637	4,517,137
World Fuel Services Corp.	33,931	1,347,739
WPX Energy, Inc. (I) (L)	68,698	1,100,542

		603,592,414

		736,966,307
Financials - 18.4%
Capital Markets - 2.0%
3i Group PLC	177,147	854,597
Aberdeen Asset Management PLC	163,993	1,074,595
Affiliated Managers Group, Inc. (I)	24,674	3,789,186
Ameriprise Financial, Inc.	69,843	5,143,937
Apollo Investment Corp.	156,731	1,310,271
Arlington Asset Investment Corp., Class A (L)	3,619	93,406
BGC Partners, Inc., Class A	31,251	130,004
BlackRock Kelso Capital Corp.	22,529	225,290
BlackRock, Inc. (L)	43,173	11,090,280
Calamos Asset Management, Inc., Class A	6,621	77,929
Capital Southwest Corp.	914	105,110
Cohen & Steers, Inc. (L)	5,727	206,573
Cowen Group, Inc., Class A (I)	29,575	83,402
Credit Suisse Group AG	230,100	6,072,673
Daiwa Securities Group, Inc.	304,576	2,157,583
Deutsche Bank AG	170,379	6,648,402
Diamond Hill Investment Group, Inc.	887	69,017
Duff & Phelps Corp., Class A	9,611	149,067
E*TRADE Financial Corp. (I)	97,935	1,048,884
Eaton Vance Corp. (L)	54,674	2,287,013
Evercore Partners, Inc., Class A	8,766	364,666
FBR & Company (I)	3,173	60,065
Federated Investors, Inc., Class B (L)	44,031	1,042,214
Fidus Investment Corp.	3,943	75,508
Fifth Street Finance Corp.	29,055	320,186
Financial Engines, Inc. (L)	14,173	513,346

309

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
Franklin Resources, Inc.	47,418	$7,151,109
FXCM, Inc., Class A (L)	7,485	102,395
GAMCO Investors, Inc., Class A (L)	2,076	110,256
GFI Group, Inc.	22,089	73,777
Gladstone Capital Corp. (L)	7,103	65,348
Gladstone Investment Corp.	8,760	64,036
Golub Capital BDC, Inc.	5,018	82,847
Greenhill & Company, Inc. (L)	20,944	1,117,991
GSV Capital Corp. (I) (L)	6,529	53,930
Hargreaves Lansdown PLC	43,600	575,443
Harris & Harris Group, Inc. (I)	10,507	37,825
Hercules Technology Growth Capital, Inc.	16,379	200,643
HFF, Inc., Class A	9,996	199,220
Horizon Technology Finance Corp.	2,690	39,301
ICAP PLC	99,274	438,502
ICG Group, Inc. (I)	11,810	147,389
INTL. FCStone, Inc. (I) (L)	4,568	79,529
Invesco, Ltd.	151,355	4,383,241
Investec PLC	98,583	688,019
Investment Technology Group, Inc. (I)	12,534	138,375
Janus Capital Group, Inc. (L)	89,443	840,764
JMP Group, Inc.	5,770	39,871
Julius Baer Group, Ltd.	39,790	1,550,040
KCAP Financial, Inc. (L)	7,181	77,339
Knight Capital Group, Inc., Class A (I)	55,797	207,565
Ladenburg Thalmann
Financial Services, Inc. (I) (L)	33,450	55,527
Legg Mason, Inc. (L)	39,395	1,266,549
Macquarie Group, Ltd.	58,827	2,285,006
Main Street Capital Corp.	8,816	282,905
Manning & Napier, Inc.	4,377	72,396
MCG Capital Corp.	23,893	114,209
Medallion Financial Corp.	5,749	76,002
Mediobanca SpA	93,728	480,270
Medley Capital Corp. (L)	7,276	115,325
Morgan Stanley	471,252	10,358,119
MVC Capital, Inc.	7,672	98,432
New Mountain Finance Corp.	4,985	72,881
NGP Capital Resources Company	7,535	53,574
Nomura Holdings, Inc.	667,134	4,137,823
Northern Trust Corp. (L)	74,701	4,075,687
Oppenheimer Holdings, Inc., Class A	3,456	67,288
Partners Group Holding AG	3,185	786,400
PennantPark Investment Corp.	20,347	229,718
Piper Jaffray Companies (I) (L)	4,694	161,004
Prospect Capital Corp.	47,486	518,072
Ratos AB	36,078	381,531
Raymond James Financial, Inc.	53,108	2,448,279
Safeguard Scientifics, Inc. (I) (L)	6,765	106,887
SBI Holdings, Inc. (L)	42,190	374,683
Schroders PLC	20,526	660,696
SEI Investments Company	63,268	1,825,282
Solar Capital, Ltd.	12,184	286,202
Solar Senior Capital, Ltd.	3,141	60,307
State Street Corp.	156,831	9,267,144
Stifel Financial Corp. (I) (L)	18,636	646,110
SWS Group, Inc. (I)	10,065	60,893
T. Rowe Price Group, Inc.	88,904	6,656,242
The Bank of New York Mellon Corp.	399,378	11,178,590
The Charles Schwab Corp. (L)	377,262	6,673,765
The Goldman Sachs Group, Inc.	150,199	22,101,783
THL Credit, Inc.	4,786	71,694
TICC Capital Corp.	13,187	131,079

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
Triangle Capital Corp.	8,542	$239,091
UBS AG	667,947	10,257,775
Virtus Investment Partners, Inc. (I)	1,830	340,892
Waddell & Reed Financial, Inc., Class A (L)	40,175	1,758,862
Walter Investment Management Corp. (I) (L)	10,795	402,114
Westwood Holdings Group, Inc.	2,173	96,546
WisdomTree Investments, Inc. (I)	18,118	188,427

		164,980,020
Commercial Banks - 5.6%
1st Source Corp.	4,479	106,152
1st United Bancorp, Inc.	9,450	61,047
Access National Corp.	2,791	45,772
American National Bankshares, Inc.	2,786	60,066
Ameris Bancorp (I)	7,546	108,285
Ames National Corp.	2,853	59,514
Aozora Bank, Ltd.	198,064	559,080
Arrow Financial Corp. (L)	3,527	86,905
Associated Banc-Corp.	78,951	1,199,266
Australia & New Zealand Banking Group, Ltd.	498,388	14,861,316
Banca Monte dei Paschi di Siena SpA (I) (L)	1,209,773	288,655
Bancfirst Corp.	1,931	80,523
Banco Bilbao Vizcaya Argentaria SA	999,257	8,713,514
Banco de Sabadell SA	522,643	960,436
Banco Espirito Santo SA (I)	361,474	370,770
Banco Latinoamericano de
Comercio Exterior SA	8,408	208,014
Banco Popolare SC (I)	318,968	404,902
Banco Popular Espanol SA	1,003,711	751,542
Banco Santander SA	1,932,489	13,073,196
BancorpSouth, Inc. (L)	67,402	1,098,653
Bank Hapoalim, Ltd. (I)	193,523	878,150
Bank Leumi Le-Israel, Ltd. (I)	229,540	809,638
Bank of East Asia, Ltd.	224,339	884,854
Bank of Hawaii Corp. (L)	21,057	1,069,906
Bank of Marin Bancorp, Class A	1,845	73,966
Bank of the Ozarks, Inc. (L)	8,687	385,268
Bankia SA (I) (L)	187,577	40,108
Banner Corp.	5,893	187,574
Banque Cantonale Vaudoise	565	315,859
Barclays PLC	2,132,400	9,450,756
BB&T Corp.	240,216	7,540,380
BBCN Bancorp, Inc.	23,783	310,606
Bendigo and Adelaide Bank, Ltd.	74,926	804,283
BNP Paribas SA	183,972	9,477,790
BOC Hong Kong Holdings, Ltd.	680,652	2,276,603
Boston Private Financial Holdings, Inc. (L)	24,016	237,278
Bridge Bancorp, Inc.	2,983	64,164
Bridge Capital Holdings (I)	3,432	52,304
Bryn Mawr Bank Corp.	3,876	90,233
BSB Bancorp, Inc. (I)	3,091	42,687
C&F Financial Corp.	1,123	45,987
CaixaBank (L)	205,937	699,308
Camden National Corp.	2,503	82,799
Capital City Bank Group, Inc. (I)	3,997	49,363
Cardinal Financial Corp.	9,038	164,311
Cathay General Bancorp	58,006	1,167,081
Centerstate Banks, Inc.	9,748	83,638
Central Pacific Financial Corp. (I)	6,753	106,022
Chemical Financial Corp.	8,228	217,055
Citizens & Northern Corp.	4,171	81,335
Citizens Republic Bancorp, Inc. (I)	12,051	271,750
City Holding Company (L)	4,751	189,042
City National Corp. (L)	22,212	1,308,509

310

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
CNB Financial Corp.	4,485	$76,469
CoBiz Financial, Inc.	11,213	90,601
Columbia Banking System, Inc. (L)	12,008	263,936
Comerica, Inc.	64,417	2,315,791
Commerce Bancshares, Inc.	36,242	1,479,761
Commerzbank AG (I) (L)	695,658	1,022,326
Commonwealth Bank of Australia	295,012	20,969,175
Community Bank Systems, Inc. (L)	11,729	347,530
Community Trust Bancorp, Inc.	4,188	142,518
Credit Agricole SA (I)	183,559	1,517,620
Cullen/Frost Bankers, Inc. (L)	28,902	1,807,242
CVB Financial Corp.	26,695	300,853
Danske Bank A/S (I)	120,387	2,158,234
DBS Group Holdings, Ltd.	335,810	4,344,277
DNB ASA	179,415	2,640,422
Eagle Bancorp, Inc. (I)	5,701	124,795
East West Bancorp, Inc.	65,788	1,688,778
Enterprise Financial Services Corp.	5,934	85,094
Erste Group Bank AG (I)	39,796	1,110,969
Fidelity Southern Corp. (I)	3,442	39,583
Fifth Third Bancorp	300,445	4,900,258
Financial Institutions, Inc.	4,450	88,822
First Bancorp North Carolina	5,228	70,526
First BanCorp Puerto Rico (I) (L)	21,146	131,740
First Bancorp, Inc. Maine	3,271	58,911
First Busey Corp.	24,054	109,927
First California Financial Group, Inc. (I)	7,404	63,082
First Commonwealth Financial Corp. (L)	31,620	235,885
First Community Bancshares, Inc.	5,636	89,331
First Connecticut Bancorp, Inc.	6,086	89,647
First Financial Bancorp	17,832	286,204
First Financial Bankshares, Inc. (L)	9,346	454,216
First Financial Corp.	3,537	111,380
First Financial Holdings, Inc.	5,262	110,292
First Horizon National Corp. (L)	83,479	891,556
First Interstate Bancsystem, Inc.	4,970	93,486
First Merchants Corp.	8,695	134,512
First Midwest Bancorp, Inc.	22,833	303,222
First Niagara Financial Group, Inc.	165,290	1,464,469
FirstMerit Corp. (L)	84,500	1,396,785
FNB Corp.	41,828	506,119
FNB United Corp. (I) (L)	3,172	30,959
Fukuoka Financial Group, Inc.	140,078	702,368
Fulton Financial Corp. (L)	93,245	1,090,967
German American Bancorp, Inc.	4,123	94,870
Glacier Bancorp, Inc. (L)	21,855	414,808
Great Southern Bancorp, Inc.	3,239	78,999
Hancock Holding Company	62,678	1,938,004
Hang Seng Bank, Ltd.	140,751	2,257,459
Hanmi Financial Corp. (I)	9,729	155,664
Heartland Financial USA, Inc.	4,635	117,126
Heritage Commerce Corp. (I)	7,221	48,597
Heritage Financial Corp.	5,335	77,358
Heritage Oaks Bancorp (I)	7,643	43,565
Hokuhoku Financial Group, Inc.	308	627
Home BancShares, Inc.	6,694	252,163
Horizon Bancorp	2,439	49,292
HSBC Holdings PLC	3,375,225	35,932,271
Hudson Valley Holding Corp.	5,174	77,144
Huntington Bancshares, Inc.	288,991	2,135,643
Iberiabank Corp.	8,840	442,177
Independent Bank Corp. - Massachusetts (L)	6,728	219,266
International Bancshares Corp.	41,587	865,010

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Intesa Sanpaolo RSP	175,621	$222,642
Intesa Sanpaolo SpA	1,849,252	2,725,191
Investors Bancorp, Inc.	13,333	250,394
KBC Groep NV	43,345	1,495,392
KeyCorp	317,087	3,158,187
Lakeland Bancorp, Inc.	8,970	88,355
Lakeland Financial Corp.	5,183	138,334
Lloyds Banking Group PLC (I)	7,731,758	5,752,511
M&T Bank Corp. (L)	41,976	4,330,244
MainSource Financial Group, Inc.	6,480	90,979
MB Financial, Inc.	16,411	396,654
Mercantile Bank Corp.	2,994	50,030
Merchants Bancshares, Inc.	1,936	58,341
Metro Bancorp, Inc. (I)	4,817	79,673
MetroCorp Bancshares, Inc. (I)	5,542	55,919
Middleburg Financial Corp.	2,218	43,051
Mitsubishi UFJ Financial Group	2,338,876	14,098,289
Mizrahi Tefahot Bank, Ltd. (I)	23,314	248,855
Mizuho Financial Group, Inc. (L)	4,191,643	9,000,678
National Australia Bank, Ltd.	425,765	13,706,877
National Bankshares, Inc. (L)	2,324	81,177
National Penn Bancshares, Inc. (L)	36,944	394,931
Natixis	167,884	638,349
NBT Bancorp, Inc.	13,477	298,518
Nordea Bank AB	482,228	5,471,723
Northrim BanCorp, Inc.	2,252	50,602
Old National Bancorp	30,353	417,354
OmniAmerican Bancorp, Inc. (I)	3,743	94,623
Oriental Financial Group, Inc. (L)	13,040	202,250
Oversea-Chinese Banking Corp., Ltd.	474,663	4,083,768
Pacific Continental Corp.	6,404	71,533
PacWest Bancorp (L)	9,096	264,785
Park National Corp. (L)	3,389	236,518
Park Sterling Corp. (I)	14,869	83,861
Penns Woods Bancorp, Inc.	1,440	58,997
Peoples Bancorp, Inc.	3,509	78,567
Pinnacle Financial Partners, Inc. (I) (L)	10,436	243,785
PNC Financial Services Group, Inc.	181,394	12,062,701
Preferred Bank (I)	4,010	63,278
PrivateBancorp, Inc.	19,280	364,585
Prosperity Bancshares, Inc. (L)	34,973	1,657,370
Raiffeisen Bank International AG (L)	9,203	313,251
Regions Financial Corp.	485,139	3,973,288
Renasant Corp. (L)	7,705	172,438
Republic Bancorp, Inc., Class A (L)	3,179	71,973
Resona Holdings, Inc.	346,382	1,829,679
Royal Bank of Scotland Group PLC (I)	390,909	1,644,738
S&T Bancorp, Inc. (L)	8,855	164,172
Sandy Spring Bancorp, Inc.	7,414	149,021
SCBT Financial Corp.	4,817	242,777
Seacoast Banking Corp. of Florida (I)	27,266	56,986
Seven Bank, Ltd.	100,690	324,040
Shinsei Bank, Ltd.	275,237	633,292
Sierra Bancorp	4,169	54,822
Signature Bank (I) (L)	21,673	1,706,965
Simmons First National Corp., Class A	5,301	134,221
Skandinaviska Enskilda Banken
AB, Series A (L)	259,307	2,608,347
Societe Generale SA (I)	128,517	4,239,668
Southside Bancshares, Inc. (L)	5,484	115,219
Southwest Bancorp, Inc. (I)	6,236	78,324
Standard Chartered PLC	442,065	11,451,693
State Bank Financial Corp.	9,997	163,651

311

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
StellarOne Corp.	7,239	$116,910
Sterling Bancorp	10,375	105,410
Sterling Financial Corp.	8,359	181,307
Suffolk Bancorp (I)	3,365	47,918
Sumitomo Mitsui Financial Group, Inc.	246,412	10,111,655
Sumitomo Mitsui Trust Holdings, Inc.	571,956	2,720,550
Sun Bancorp, Inc. (I)	13,374	45,605
SunTrust Banks, Inc.	184,995	5,329,706
Suruga Bank, Ltd.	34,088	547,372
Susquehanna Bancshares, Inc.	55,955	695,521
SVB Financial Group (I)	20,972	1,487,754
Svenska Handelsbanken AB, Class A (L)	91,185	3,902,791
Swedbank AB, Class A (L)	148,204	3,376,715
SY Bancorp, Inc.	4,136	93,060
Synovus Financial Corp. (L)	370,323	1,025,795
Taylor Capital Group, Inc. (I) (L)	5,119	81,853
TCF Financial Corp. (L)	76,480	1,144,141
Texas Capital Bancshares, Inc. (I) (L)	12,055	487,625
The Bancorp, Inc. (I)	9,508	131,686
The Bank of Kyoto, Ltd.	60,355	591,549
The Bank of Yokohama, Ltd.	222,776	1,292,218
The Chiba Bank, Ltd.	136,129	981,419
The Chugoku Bank, Ltd.	32,112	519,458
The First of Long Island Corp.	2,767	82,042
The Gunma Bank, Ltd.	68,025	406,067
The Hachijuni Bank, Ltd.	74,874	448,087
The Hiroshima Bank, Ltd.	91,000	440,512
The Iyo Bank, Ltd.	48,759	452,579
The Joyo Bank, Ltd.	117,685	656,430
The Nishi-Nippon City Bank, Ltd.	127,559	396,028
The Shizuoka Bank, Ltd.	97,299	1,098,494
Tompkins Financial Corp. (L)	3,403	143,879
TowneBank (L)	8,254	123,562
Trico Bancshares	5,146	87,997
Trustmark Corp. (L)	50,855	1,271,884
U.S. Bancorp	639,622	21,702,374
UMB Financial Corp. (L)	9,559	469,060
Umpqua Holdings Corp. (L)	33,239	440,749
UniCredit SpA (I)	744,543	3,201,246
Union First Market Bankshares Corp.	6,327	123,756
Unione di Banche Italiane SCPA	155,968	576,046
United Bankshares, Inc.	15,004	399,256
United Community Banks, Inc. (I)	13,078	148,305
United Overseas Bank, Ltd.	233,364	3,841,412
Univest Corp. of Pennsylvania	5,446	94,869
Valley National Bancorp (L)	93,600	958,464
Virginia Commerce Bancorp, Inc. (I)	8,463	118,905
Washington Banking Company	5,169	72,056
Washington Trust Bancorp, Inc.	4,607	126,140
Webster Financial Corp.	59,153	1,435,052
Wells Fargo & Company	1,682,631	62,240,521
WesBanco, Inc.	7,503	179,697
West Bancorp, Inc.	5,512	61,183
West Coast Bancorp	6,039	146,627
Westamerica Bancorp. (L)	21,037	953,607
Western Alliance Bancorp (I) (L)	22,180	306,971
Westpac Banking Corp.	564,930	18,171,174
Wilshire Bancorp, Inc. (I)	19,113	129,586
Wing Hang Bank, Ltd.	33,650	358,272
Wintrust Financial Corp. (L)	10,861	402,291
Yamaguchi Financial Group, Inc.	39,936	398,975
Zions Bancorporation (L)	63,209	1,579,593

		455,997,098

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer Finance - 0.6%
Acom Company, Ltd. (I)	7,000	$200,236
AEON Credit Service Company, Ltd. (L)	12,253	347,334
American Express Company	329,882	22,253,840
Asset Acceptance Capital Corp. (I)	5,482	36,949
Asta Funding, Inc.	3,687	35,395
Capital One Financial Corp.	199,861	10,982,362
Cash America International, Inc. (L)	8,830	463,310
Credit Acceptance Corp. (I)	2,344	286,296
Credit Saison Company, Ltd.	28,795	720,969
DFC Global Corp. (I) (L)	13,427	223,425
Discover Financial Services	170,047	7,624,907
Encore Capital Group, Inc. (I) (L)	6,611	198,991
Ezcorp, Inc., Class A (I)	14,533	309,553
First Cash Financial Services, Inc. (I) (L)	8,576	500,324
Green Dot Corp., Class A (I)	7,695	128,583
Nelnet, Inc., Class A	7,156	241,873
Netspend Holdings, Inc. (I)	8,838	140,436
Nicholas Financial, Inc. (L)	3,382	49,715
Portfolio Recovery Associates, Inc. (I) (L)	5,113	648,942
Regional Management Corp. (I) (L)	1,722	34,784
SLM Corp.	155,607	3,186,831
World Acceptance Corp. (I) (L)	3,129	268,687

		48,883,742
Diversified Financial Services - 2.5%
ASX, Ltd.	32,195	1,217,881
Bank of America Corp.	3,714,136	45,238,176
CBOE Holdings, Inc.	40,886	1,510,329
Citigroup, Inc.	1,043,073	46,145,550
CME Group, Inc.	105,350	6,467,437
Deutsche Boerse AG	35,468	2,147,957
Eurazeo	5,610	284,666
Exor SpA	12,068	338,214
First Pacific Company, Ltd.	379,275	515,137
Groupe Bruxelles Lambert SA	14,842	1,135,392
Hong Kong Exchanges & Clearing, Ltd.	200,546	3,425,441
Industrivarden AB, C Shares (I)	20,983	382,639
ING Groep NV (I)	701,451	5,041,155
IntercontinentalExchange, Inc. (I) (L)	24,938	4,066,640
Investment AB Kinnevik, B Shares	37,721	914,841
Investor AB, B Shares	83,781	2,423,418
JPMorgan Chase & Company	1,313,810	62,353,423
Leucadia National Corp.	100,678	2,761,604
London Stock Exchange Group PLC	31,942	637,740
MarketAxess Holdings, Inc.	11,132	415,224
Marlin Business Services Corp.	2,544	58,995
MicroFinancial, Inc.	482	4,063
Mitsubishi UFJ Lease &
Finance Company, Ltd.	105,380	551,837
Moody’s Corp. (L)	66,514	3,546,526
MSCI, Inc. (I)	56,413	1,914,093
NewStar Financial, Inc. (I) (L)	7,978	105,549
NYSE Euronext	83,412	3,223,040
ORIX Corp. (I)	192,340	2,456,696
Osaka Securities Exchange Company, Ltd. (L)	9,400	876,013
Pargesa Holding SA	5,088	346,352
PHH Corp. (I) (L)	16,925	371,673
PICO Holdings, Inc. (I)	7,081	157,198
Pohjola Bank OYJ (L)	24,748	361,217
Resource America, Inc., Class A	4,651	46,324
Singapore Exchange, Ltd.	157,648	980,554
The NASDAQ OMX Group, Inc.	40,378	1,304,209

312

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Financial Services (continued)
Wendel SA	5,971	$632,890

		204,360,093
Insurance - 4.2%
ACE, Ltd. (L)	116,473	10,362,603
Admiral Group PLC	37,223	755,244
Aegon NV	326,194	1,963,933
Aflac, Inc.	160,552	8,351,915
Ageas	42,442	1,436,753
AIA Group, Ltd.	2,208,934	9,653,638
Alleghany Corp. (I)	7,901	3,128,164
Allianz SE	83,544	11,351,697
Alterra Capital Holdings, Ltd.	25,677	808,826
American Equity Investment Life
Holding Company (L)	18,243	271,638
American Financial Group, Inc.	35,157	1,665,739
American International Group, Inc. (I)	506,757	19,672,307
American Safety Insurance Holdings, Ltd. (I)	3,104	77,476
AMERISAFE, Inc.	5,591	198,704
AMP, Ltd.	538,155	2,928,050
Amtrust Financial Services, Inc. (L)	8,077	279,868
Aon PLC	106,947	6,577,241
Argo Group International Holdings, Ltd.	7,579	313,619
Arthur J. Gallagher & Company	59,109	2,441,793
Aspen Insurance Holdings, Ltd.	32,883	1,268,626
Assicurazioni Generali SpA	213,344	3,339,650
Assurant, Inc.	27,051	1,217,566
Aviva PLC (I)	541,252	2,438,702
AXA SA	325,049	5,603,359
Baldwin & Lyons, Inc., Class B	2,703	64,304
Baloise Holding AG	8,702	815,611
Berkshire Hathaway, Inc., Class B (I)	626,078	65,237,328
Brown & Brown, Inc.	55,500	1,778,220
Cincinnati Financial Corp. (L)	50,417	2,379,178
Citizens, Inc. (I) (L)	12,332	103,465
CNO Financial Group, Inc.	60,272	690,114
CNP Assurances	29,543	405,600
Crawford & Company, Class B	8,209	62,306
Delta Lloyd NV	32,555	561,799
Donegal Group, Inc., Class A	2,660	40,618
Eastern Insurance Holdings, Inc.	2,366	44,386
eHealth, Inc. (I)	5,968	106,708
EMC Insurance Group, Inc.	1,508	39,706
Employers Holdings, Inc.	9,652	226,339
Enstar Group, Ltd. (I)	2,499	310,601
Everest Re Group, Ltd.	24,006	3,117,419
FBL Financial Group, Inc., Class A	3,007	116,852
Fidelity National Financial, Inc., Class A	100,938	2,546,666
First American Financial Corp.	82,265	2,103,516
Genworth Financial, Inc., Class A (I)	169,123	1,691,230
Gjensidige Forsikring ASA	36,292	601,059
Global Indemnity PLC (I)	3,237	75,098
Greenlight Capital Re, Ltd., Class A (I) (L)	8,530	208,559
Hallmark Financial Services, Inc. (I)	4,879	43,911
Hannover Rueckversicherung AG	11,090	870,059
Hartford Financial Services Group, Inc. (L)	149,870	3,866,646
HCC Insurance Holdings, Inc.	47,269	1,986,716
Hilltop Holdings, Inc. (I)	12,175	164,241
Homeowners Choice, Inc. (L)	2,482	67,635
Horace Mann Educators Corp.	11,796	245,947
Infinity Property & Casualty Corp.	3,520	197,824
Insurance Australia Group, Ltd.	382,411	2,279,653
Investors Title Company	461	31,841
Kansas City Life Insurance Company	1,357	53,099

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Kemper Corp.	25,547	$833,088
Legal & General Group PLC	1,086,178	2,852,730
Lincoln National Corp.	93,189	3,038,893
Loews Corp.	106,271	4,683,363
Maiden Holdings, Ltd.	15,350	162,557
Mapfre SA	138,189	427,606
Marsh & McLennan Companies, Inc.	188,225	7,146,903
Meadowbrook Insurance Group, Inc. (L)	16,238	114,478
Mercury General Corp.	17,068	647,389
MetLife, Inc.	375,388	14,272,252
Montpelier Re Holdings, Ltd.	14,822	386,113
MS&AD Insurance Group Holdings	92,996	2,071,617
Muenchener Rueckversicherungs AG	32,856	6,147,254
National Financial Partners Corp. (I) (L)	12,372	277,504
National Interstate Corp.	2,038	61,099
National Western Life Insurance
Company, Class A	651	114,576
NKSJ Holdings, Inc.	68,678	1,444,055
Old Mutual PLC	898,631	2,780,461
Old Republic International Corp.	113,087	1,437,336
OneBeacon Insurance Group, Ltd., Class A	6,882	93,045
Platinum Underwriters Holdings, Ltd.	9,577	534,492
Primerica, Inc.	34,686	1,137,007
Principal Financial Group, Inc. (L)	94,674	3,221,756
Protective Life Corp.	36,746	1,315,507
Prudential Financial, Inc.	159,621	9,416,043
Prudential PLC	468,577	7,624,881
QBE Insurance Group, Ltd.	219,714	3,100,930
Reinsurance Group of America, Inc.	34,741	2,072,995
Resolution, Ltd.	260,925	1,082,964
RLI Corp. (L)	6,277	451,002
RSA Insurance Group PLC	653,214	1,158,165
Safety Insurance Group, Inc.	3,718	182,740
Sampo OYJ	77,097	2,967,827
SCOR SE	29,995	861,704
Selective Insurance Group, Inc. (L)	16,445	394,844
Sony Financial Holdings, Inc.	31,616	472,388
StanCorp Financial Group, Inc. (L)	20,833	890,819
Standard Life PLC	433,500	2,417,972
State Auto Financial Corp.	4,527	78,860
Stewart Information Services Corp. (L)	5,553	141,435
Suncorp Group, Ltd.	236,513	2,919,247
Swiss Life Holding	5,591	829,643
Swiss Re, Ltd.	64,490	5,248,454
Symetra Financial Corp.	22,901	307,102
T&D Holdings, Inc.	106,362	1,273,548
The Allstate Corp.	163,885	8,041,837
The Chubb Corp.	89,581	7,841,025
The Dai-ichi Life Insurance Company, Ltd.	1,561	2,097,046
The Hanover Insurance Group, Inc.	20,974	1,041,988
The Navigators Group, Inc. (I)	2,955	173,606
The Phoenix Companies, Inc. (I)	1,882	57,909
The Progressive Corp. (L)	190,704	4,819,090
The Travelers Companies, Inc.	129,738	10,922,642
Tokio Marine Holdings, Inc.	126,602	3,659,392
Torchmark Corp. (L)	32,135	1,921,673
Tower Group International, Ltd. (L)	12,039	222,124
Tryg A/S	4,356	351,887
United Fire Group, Inc.	6,117	155,800
Universal Insurance Holdings, Inc.	6,860	33,271
Unum Group (L)	92,601	2,615,978
Vienna Insurance Group AG	6,822	330,536
W.R. Berkley Corp. (L)	51,759	2,296,547

313

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
XL Group PLC	101,247	$3,067,784
Zurich Insurance Group AG	27,023	7,525,917

		345,512,061
Real Estate Investment Trusts - 2.7%
Acadia Realty Trust	14,564	404,442
AG Mortgage Investment Trust, Inc.	6,888	175,437
Agree Realty Corp.	3,811	114,711
Alexander’s, Inc.	669	220,563
Alexandria Real Estate Equities, Inc.	29,876	2,120,598
American Assets Trust, Inc.	10,358	331,560
American Campus Communities, Inc. (L)	49,188	2,230,184
American Capital Mortgage Investment Corp.	10,640	275,044
Anworth Mortgage Asset Corp.	41,667	263,752
Apartment Investment & Management
Company, Class A	50,024	1,533,736
Apollo Commercial Real Estate Finance, Inc.	7,378	129,779
Apollo Residential Mortgage, Inc.	7,209	160,689
Ares Commercial Real Estate Corp.	2,718	45,989
ARMOUR Residential REIT, Inc. (L)	90,859	593,309
Ascendas Real Estate Investment Trust	348,239	731,140
Ashford Hospitality Trust, Inc.	16,827	207,982
Associated Estates Realty Corp. (L)	15,738	293,356
AvalonBay Communities, Inc.	39,055	4,947,097
Beni Stabili SpA	44	26
BGP Holdings PLC (I)	1,525,695	2
BioMed Realty Trust, Inc.	79,489	1,716,962
Boston Properties, Inc.	52,050	5,260,173
BRE Properties, Inc.	36,153	1,759,928
British Land Company PLC	155,161	1,282,153
Camden Property Trust	39,679	2,725,154
Campus Crest Communities, Inc.	12,012	166,967
CapitaCommercial Trust	364,000	465,698
Capital Shopping Centres Group PLC	102,343	520,760
CapitaMall Trust	424,981	717,148
CapLease, Inc.	21,426	136,484
Capstead Mortgage Corp.	29,836	382,498
Cedar Realty Trust, Inc.	19,727	120,532
CFS Retail Property Trust Group	363,854	764,324
Chatham Lodging Trust	4,887	86,060
Chesapeake Lodging Trust	12,259	281,221
Colonial Properties Trust (L)	26,835	606,739
Colony Financial, Inc.	12,783	283,783
Coresite Realty Corp.	6,161	215,512
Corio NV	12,162	567,814
Corporate Office Properties Trust	38,021	1,014,400
Cousins Properties, Inc.	29,250	312,683
CreXus Investment Corp.	20,316	264,514
CubeSmart	37,599	594,064
CYS Investments, Inc. (L)	52,194	612,758
DCT Industrial Trust, Inc. (L)	75,719	560,321
Dexus Property Group	844,530	919,526
DiamondRock Hospitality Company	57,405	534,441
Duke Realty Corp.	151,020	2,564,320
DuPont Fabros Technology, Inc. (L)	18,620	451,907
Dynex Capital, Inc. (L)	17,346	185,255
EastGroup Properties, Inc.	8,839	514,430
Education Realty Trust, Inc.	35,397	372,730
EPR Properties	14,181	738,121
Equity One, Inc. (L)	45,933	1,101,014
Equity Residential	109,953	6,054,012
Essex Property Trust, Inc. (L)	17,852	2,688,154
Excel Trust, Inc.	10,984	149,932
Extra Space Storage, Inc.	48,417	1,901,336

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Federal Realty Investment Trust	30,531	$3,298,569
Federation Centres	249,225	612,951
FelCor Lodging Trust, Inc. (I)	39,412	234,501
First Industrial Realty Trust, Inc.	30,260	518,354
First Potomac Realty Trust	16,194	240,157
Fonciere Des Regions	4,648	364,098
Franklin Street Properties Corp.	22,397	327,444
Gecina SA	3,959	459,731
Getty Realty Corp. (L)	8,225	166,227
Gladstone Commercial Corp. (L)	4,011	78,094
Glimcher Realty Trust	43,095	499,902
Goodman Group	312,710	1,559,628
Government Properties Income Trust	13,533	348,204
GPT Group	259,890	1,006,530
Gramercy Capital Corp. (I)	15,506	80,786
Gyrodyne Company of America, Inc.	433	31,830
Hammerson PLC	130,788	979,919
HCP, Inc.	155,641	7,760,260
Health Care REIT, Inc.	89,545	6,081,001
Healthcare Realty Trust, Inc.	26,565	754,180
Hersha Hospitality Trust	53,904	314,799
Highwoods Properties, Inc. (L)	60,991	2,413,414
Home Properties, Inc.	24,162	1,532,354
Hospitality Properties Trust	57,979	1,590,944
Host Hotels & Resorts, Inc. (L)	249,434	4,362,601
Hudson Pacific Properties, Inc.	11,326	246,341
ICADE	4,172	365,150
Inland Real Estate Corp. (L)	24,507	247,276
Invesco Mortgage Capital, Inc.	36,527	781,313
Investors Real Estate Trust (L)	29,115	287,365
iStar Financial, Inc. (I) (L)	25,854	281,550
Japan Prime Realty Investment Corp.	145	561,200
Japan Real Estate Investment Corp.	110	1,522,670
Japan Retail Fund Investment Corp.	380	942,651
Kilroy Realty Corp.	35,174	1,843,118
Kimco Realty Corp.	140,016	3,136,358
Kite Realty Group Trust	21,313	143,650
Klepierre	18,243	717,217
Land Securities Group PLC	143,399	1,807,386
LaSalle Hotel Properties	27,200	690,336
Lexington Realty Trust (L)	40,441	477,204
Liberty Property Trust	56,127	2,231,048
LTC Properties, Inc.	9,440	384,491
Mack-Cali Realty Corp.	39,102	1,118,708
Medical Properties Trust, Inc. (L)	41,323	662,821
Mirvac Group	629,584	1,065,996
Mission West Properties, Inc.	6,544	131
Monmouth Real Estate
Investment Corp., Class A	13,150	146,623
National Health Investments, Inc. (L)	7,392	483,806
National Retail Properties, Inc. (L)	54,440	1,969,095
New York Mortgage Trust, Inc. (L)	16,320	123,053
Nippon Building Fund, Inc.	127	1,779,005
Nomura Real Estate Office Fund, Inc.	51	375,568
NorthStar Realty Finance Corp.	42,406	402,009
Omega Healthcare Investors, Inc. (L)	86,429	2,623,984
One Liberty Properties, Inc. (L)	4,014	87,184
Parkway Properties, Inc.	5,236	97,128
Pebblebrook Hotel Trust	18,270	471,183
Pennsylvania Real Estate Investment Trust	17,203	333,566
PennyMac Mortgage Investment Trust	17,674	457,580
Plum Creek Timber Company, Inc. (L)	55,710	2,908,062
Potlatch Corp.	31,269	1,433,996

314

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Prologis, Inc.	158,871	$6,351,663
PS Business Parks, Inc.	5,742	453,159
Public Storage	49,516	7,542,277
RAIT Financial Trust (L)	16,303	129,935
Ramco-Gershenson Properties Trust	14,305	240,324
Rayonier, Inc.	58,588	3,495,946
Realty Income Corp. (L)	91,094	4,131,113
Redwood Trust, Inc.	24,278	562,764
Regency Centers Corp.	42,494	2,248,358
Resource Capital Corp.	31,471	208,023
Retail Opportunity Investments Corp. (L)	15,548	217,827
RLJ Lodging Trust	32,299	735,125
Rouse Properties, Inc.	7,060	127,786
Ryman Hospitality Properties (L)	9,875	451,781
Sabra Health Care REIT, Inc.	11,462	332,513
Saul Centers, Inc.	2,440	106,726
Segro PLC	134,498	520,074
Select Income REIT	2,864	75,753
Senior Housing Properties Trust (L)	88,320	2,369,626
Silver Bay Realty Trust Corp.	4,336	89,761
Simon Property Group, Inc.	107,670	17,072,155
SL Green Realty Corp.	42,898	3,693,947
Sovran Self Storage, Inc.	8,833	569,640
STAG Industrial, Inc.	9,789	208,212
Starwood Property Trust, Inc.	40,573	1,126,306
Stockland	405,027	1,543,756
Strategic Hotels & Resorts, Inc. (I)	55,523	463,617
Summit Hotel Properties, Inc.	13,504	141,387
Sun Communities, Inc.	9,455	466,415
Sunstone Hotel Investors, Inc. (I)	41,627	512,428
Taubman Centers, Inc.	29,748	2,310,230
Terreno Realty Corp.	4,573	82,223
The Link REIT	420,215	2,296,042
The Macerich Company (L)	64,464	4,150,192
Two Harbors Investment Corp.	88,496	1,115,935
UDR, Inc.	117,463	2,841,430
UMH Properties, Inc.	4,793	49,224
Unibail-Rodamco SE	16,911	3,938,780
Universal Health Realty Income Trust	3,777	217,971
Urstadt Biddle Properties, Inc., Class A	7,920	172,339
Ventas, Inc.	100,223	7,336,324
Vornado Realty Trust	58,143	4,863,081
Washington Real Estate Investment Trust (L)	20,502	570,776
Weingarten Realty Investors (L)	52,592	1,659,278
Western Asset Mortgage Capital Corp.	5,913	137,418
Westfield Group	391,618	4,432,815
Westfield Retail Trust	533,554	1,680,819
Weyerhaeuser Company	187,168	5,873,332
Whitestone REIT	4,756	72,006
Winthrop Realty Trust	9,656	121,472

		223,305,608
Real Estate Management & Development - 0.6%
Aeon Mall Company, Ltd.	13,631	415,816
Alexander & Baldwin, Inc. (I)	20,191	721,828
AV Homes, Inc. (I)	3,263	43,496
CapitaLand, Ltd.	470,024	1,341,042
CapitaMalls Asia, Ltd.	244,093	404,473
CBRE Group, Inc., Class A (I)	104,408	2,636,302
Cheung Kong Holdings, Ltd.	254,942	3,769,354
City Developments, Ltd.	91,469	837,653
Consolidated-Tomoka Land Company (L)	1,471	57,737
Daito Trust Construction Company, Ltd.	13,331	1,143,185
Daiwa House Industry Company, Ltd.	93,310	1,826,990

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Management & Development (continued)
Forestar Group, Inc. (I) (L)	10,462	$228,699
Global Logistic Properties, Ltd.	391,390	829,406
Hang Lung Properties, Ltd.	411,251	1,540,752
Henderson Land Development Company, Ltd.	177,694	1,216,338
Hulic Company, Ltd. (I)	48,777	401,924
Hysan Development Company, Ltd.	115,785	588,067
Immoeast AG (I)	70,405	0
IMMOFINANZ AG	169,524	642,596
Jones Lang LaSalle, Inc.	20,692	2,056,992
Kennedy-Wilson Holdings, Inc.	13,276	205,911
Keppel Land, Ltd.	140,229	446,751
Kerry Properties, Ltd.	131,055	584,133
Lend Lease Corp.	99,961	1,064,748
Mitsubishi Estate Company, Ltd.	229,650	6,507,473
Mitsui Fudosan Company, Ltd.	153,750	4,385,952
New World Development Company, Ltd.	677,827	1,152,409
Nomura Real Estate Holdings, Inc.	17,916	401,366
NTT Urban Development Corp.	213	256,442
Sino Land Company, Ltd.	543,089	923,206
Sumitomo Realty &
Development Company, Ltd.	66,177	2,576,875
Sun Hung Kai Properties, Ltd.	288,060	3,880,794
Swire Pacific, Ltd.	124,789	1,593,148
Swire Properties, Ltd.	215,000	766,955
Swiss Prime Site AG	9,845	797,308
Tejon Ranch Company (I)	4,106	122,277
Thomas Properties Group, Inc.	10,643	54,599
Tokyu Land Corp.	79,823	752,597
UOL Group, Ltd.	86,671	488,476
Wharf Holdings, Ltd.	278,698	2,492,669
Wheelock and Company, Ltd.	167,370	897,653
Zillow, Inc., Class A (I) (L)	1,189	65,003

		51,119,395
Thrifts & Mortgage Finance - 0.2%
Astoria Financial Corp. (L)	64,532	636,286
Bank Mutual Corp.	15,643	86,506
BankFinancial Corp.	7,433	60,133
Beneficial Mutual Bancorp, Inc. (I)	10,256	105,637
Berkshire Hills Bancorp, Inc.	7,463	190,605
BofI Holding, Inc. (I)	3,436	123,284
Brookline Bancorp, Inc.	21,481	196,336
Cape Bancorp, Inc.	4,354	39,883
Clifton Savings Bancorp, Inc.	3,043	37,916
Dime Community Bancshares, Inc.	9,994	143,514
ESB Financial Corp.	3,607	49,380
ESSA Bancorp, Inc.	3,539	38,363
EverBank Financial Corp.	6,739	103,781
Federal Agricultural Mortgage Corp., Class C	3,087	95,049
First Defiance Financial Corp.	3,257	75,953
First Pactrust Bancorp, Inc. (L)	3,865	44,061
Flushing Financial Corp.	9,549	161,760
Fox Chase Bancorp, Inc.	4,337	73,252
Franklin Financial Corp.	4,371	79,771
Heritage Financial Group, Inc.	3,030	43,874
Home Bancorp, Inc. (I)	2,492	46,376
Home Federal Bancorp, Inc.	5,270	67,456
Home Loan Servicing Solutions, Ltd.	13,801	321,977
HomeStreet, Inc.	2,684	59,961
Hudson City Bancorp, Inc.	163,153	1,409,642
Kearny Financial Corp.	4,709	48,032
MGIC Investment Corp. (I)	58,003	287,115
Nationstar Mortgage Holdings, Inc. (I) (L)	5,828	215,053
New York Community Bancorp, Inc. (L)	206,678	2,965,829

315

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thrifts & Mortgage Finance (continued)
Northfield Bancorp, Inc.	6,642	$75,453
Northwest Bancshares, Inc. (L)	28,867	366,322
OceanFirst Financial Corp.	4,841	69,807
Ocwen Financial Corp. (I)	32,163	1,219,621
Oritani Financial Corp. (L)	14,038	217,449
People’s United Financial, Inc. (L)	116,215	1,561,930
Peoples Federal Bancshares, Inc.	2,289	43,720
Provident Financial Holdings, Inc.	3,189	54,245
Provident Financial Services, Inc.	17,722	270,615
Provident New York Bancorp	12,418	112,631
Radian Group, Inc.	40,277	431,367
Rockville Financial, Inc.	8,985	116,446
SI Financial Group, Inc.	3,810	46,063
Simplicity Bancorp, Inc.	3,344	50,260
Territorial Bancorp, Inc.	3,537	84,110
Tree.com, Inc.	2,074	38,348
TrustCo Bank Corp.	29,097	162,361
United Financial Bancorp, Inc.	6,699	101,825
ViewPoint Financial Group	9,951	200,115
Walker & Dunlop, Inc. (I)	3,484	62,607
Washington Federal, Inc.	49,510	866,425
Westfield Financial, Inc. (L)	8,999	70,012
WSFS Financial Corp.	2,418	117,612

		14,146,129

		1,508,304,146
Health Care - 11.3%
Biotechnology - 1.6%
Achillion Pharmaceuticals, Inc. (I)	18,464	161,375
Acorda Therapeutics, Inc. (I)	12,366	396,083
Actelion, Ltd.	19,772	1,074,442
Aegerion Pharmaceuticals, Inc. (I) (L)	8,018	323,446
Affymax, Inc. (I) (L)	11,098	15,426
Agenus, Inc. (I) (L)	8,796	34,216
Alexion Pharmaceuticals, Inc. (I)	67,006	6,173,933
Alkermes PLC (I)	37,014	877,602
Allos Therapeutics, Inc. (I)	26,492	0
Alnylam Pharmaceuticals, Inc. (I) (L)	15,068	367,207
AMAG Pharmaceuticals, Inc. (I)	6,652	158,650
Amgen, Inc.	256,903	26,335,127
Amicus Therapeutics, Inc. (I) (L)	9,869	31,285
Arena Pharmaceuticals, Inc. (I) (L)	65,460	537,427
Arqule, Inc. (I)	18,932	49,034
Array BioPharma, Inc. (I)	30,814	151,605
Astex Pharmaceuticals (I)	29,923	133,457
AVEO Pharmaceuticals, Inc. (I) (L)	12,986	95,447
Biogen Idec, Inc. (I)	81,114	15,647,702
Biotime, Inc. (I) (L)	10,881	41,565
Celgene Corp. (I)	143,736	16,660,440
Celldex Therapeutics, Inc. (I) (L)	18,944	219,372
Cepheid, Inc. (I) (L)	19,741	757,462
Clovis Oncology, Inc. (I)	4,392	125,919
Coronado Biosciences, Inc. (I)	6,367	61,887
CSL, Ltd.	92,026	5,698,828
Cubist Pharmaceuticals, Inc. (I)	19,141	896,182
Curis, Inc. (I)	25,554	83,817
Cytori Therapeutics, Inc. (I)	17,538	44,020
Dendreon Corp. (I) (L)	47,070	222,641
Discovery Laboratories, Inc. (I)	15,312	35,064
Dyax Corp. (I)	31,482	137,262
Dynavax Technologies Corp. (I) (L)	54,027	119,940
Elan Corp. PLC (I)	88,416	1,026,651

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Elan Corp. PLC (European
Composite Exchange) (I)	4,208	$48,379
Emergent Biosolutions, Inc. (I)	8,299	116,020
Enzon Pharmaceuticals, Inc.	14,045	53,371
Exact Sciences Corp. (I) (L)	19,895	194,971
Exelixis, Inc. (I) (L)	56,449	260,794
Genomic Health, Inc. (I)	5,188	146,717
Geron Corp. (I) (L)	42,930	45,935
Gilead Sciences, Inc. (I)	522,570	25,569,350
Grifols SA (I)	27,442	1,020,428
GTx, Inc. (I) (L)	9,210	38,222
Halozyme Therapeutics, Inc. (I) (L)	27,751	160,123
Idenix Pharmaceuticals, Inc. (I) (L)	27,948	99,495
ImmunoCellular Therapeutics, Ltd. (I)	17,110	46,881
Immunogen, Inc. (I) (L)	25,553	410,381
Immunomedics, Inc. (I)	22,043	53,124
Infinity Pharmaceuticals, Inc. (I)	7,744	375,352
InterMune, Inc. (I)	23,449	212,213
Ironwood Pharmaceuticals, Inc. (I) (L)	23,312	426,376
Isis Pharmaceuticals, Inc. (I) (L)	30,417	515,264
Keryx Biopharmaceuticals Inc. (I)	21,906	154,218
Lexicon Pharmaceuticals, Inc. (I) (L)	66,261	144,449
Ligand Pharmaceuticals, Inc., Class B (I) (L)	5,629	150,013
MannKind Corp. (I) (L)	36,469	123,630
Merrimack Pharmaceuticals, Inc. (I)	5,132	31,305
Momenta Pharmaceuticals, Inc. (I)	14,710	196,231
Neurocrine Biosciences, Inc. (I) (L)	20,899	253,714
NewLink Genetics Corp. (I) (L)	4,066	49,890
Novavax, Inc. (I)	38,013	86,670
NPS Pharmaceuticals, Inc. (I) (L)	26,706	272,134
OncoGenex Pharmaceuticals, Inc. (I) (L)	4,875	55,234
Oncothyreon, Inc. (I) (L)	18,364	38,197
Opko Health, Inc. (I) (L)	33,162	253,026
Orexigen Therapeutics, Inc. (I)	19,528	122,050
Osiris Therapeutics, Inc. (I)	5,351	55,650
PDL BioPharma, Inc. (L)	43,003	314,352
Pharmacyclics, Inc. (I) (L)	16,334	1,313,417
Raptor Pharmaceutical Corp. (I) (L)	15,798	92,418
Regeneron Pharmaceuticals, Inc. (I)	35,828	6,320,059
Repligen Corp. (I) (L)	10,518	72,679
Rigel Pharmaceuticals, Inc. (I)	26,463	179,684
Sangamo Biosciences, Inc. (I) (L)	16,582	158,524
Seattle Genetics, Inc. (I) (L)	28,756	1,021,126
SIGA Technologies, Inc. (I) (L)	13,150	47,077
Spectrum Pharmaceuticals, Inc. (L)	18,297	136,496
Sunesis Pharmaceuticals, Inc. (I) (L)	9,009	49,279
Synageva BioPharma Corp. (I) (L)	3,338	183,323
Synergy Pharmaceuticals, Inc. (I) (L)	13,709	83,214
Synta Pharmaceuticals Corp. (I)	12,054	103,664
Targacept, Inc. (I)	9,018	38,597
TESARO, Inc. (I)	1,624	35,663
Theravance, Inc. (I)	18,529	437,655
Threshold Pharmaceuticals, Inc. (I)	14,459	66,656
Trius Therapeutics, Inc. (I)	8,906	60,917
United Therapeutics Corp. (I) (L)	21,882	1,331,957
Vanda Pharmaceuticals, Inc. (I)	9,534	37,373
Vertex Pharmaceuticals, Inc. (I)	102,502	5,635,560
Vical, Inc. (I) (L)	24,591	97,872
XOMA Corp. (I)	26,899	93,878
ZIOPHARM Oncology, Inc. (I) (L)	21,459	39,270

		128,425,031
Health Care Equipment & Supplies - 1.8%
Abaxis, Inc. (L)	6,527	308,858

316

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Abbott Laboratories	539,151	$19,042,813
ABIOMED, Inc. (I) (L)	10,361	193,440
Accuray, Inc. (I) (L)	22,905	106,279
Align Technology, Inc. (I)	21,535	721,638
Analogic Corp. (L)	3,625	286,448
AngioDynamics, Inc. (I)	7,666	87,622
Anika Therapeutics, Inc. (I)	4,080	59,242
Antares Pharma, Inc. (I) (L)	33,118	118,562
ArthroCare Corp. (I)	8,346	290,107
AtriCure, Inc. (I)	5,079	40,226
Atrion Corp.	484	92,923
Baxter International, Inc.	187,396	13,612,445
Becton, Dickinson and Company (L)	66,578	6,365,523
Boston Scientific Corp. (I)	465,958	3,639,132
C.R. Bard, Inc.	26,109	2,631,265
Cantel Medical Corp.	6,295	189,228
Cardiovascular Systems, Inc. (I)	5,472	112,067
CareFusion Corp. (I)	76,408	2,673,516
Cerus Corp. (I) (L)	17,913	79,175
Cie Generale d’Optique
Essilor International SA	37,009	4,119,232
Cochlear, Ltd.	10,466	742,999
Coloplast A/S	20,885	1,123,230
Conceptus, Inc. (I)	9,593	231,671
CONMED Corp.	8,298	282,630
Covidien PLC	162,034	10,992,387
CryoLife, Inc.	8,822	53,020
Cyberonics, Inc. (I)	8,295	388,289
Cynosure, Inc., Class A (I)	3,085	80,734
DENTSPLY International, Inc. (L)	49,024	2,079,598
Derma Sciences, Inc. (I)	3,322	40,130
DexCom, Inc. (I) (L)	20,872	348,980
Edwards Lifesciences Corp. (I)	39,165	3,217,796
Elekta AB, Series B	67,704	1,028,299
Endologix, Inc. (I)	16,905	273,016
Exactech, Inc. (I)	2,832	58,594
Getinge AB, B Shares (L)	36,768	1,123,084
Globus Medical, Inc., Class A (I) (L)	3,074	45,126
Greatbatch, Inc. (I)	7,039	210,255
Haemonetics Corp. (I) (L)	14,975	623,859
Hansen Medical, Inc. (I) (L)	17,611	35,398
HeartWare International, Inc. (I) (L)	4,281	378,569
Hill-Rom Holdings, Inc.	28,384	999,684
Hologic, Inc. (I)	125,570	2,837,882
ICU Medical, Inc. (I)	3,662	215,875
IDEXX Laboratories, Inc. (I)	25,682	2,372,760
Insulet Corp. (I) (L)	15,239	394,081
Integra LifeSciences Holdings Corp. (I) (L)	5,861	228,638
Intuitive Surgical, Inc. (I)	13,774	6,765,651
Invacare Corp. (L)	9,693	126,494
MAKO Surgical Corp. (I) (L)	11,595	129,284
Masimo Corp.	39,561	776,187
Medtronic, Inc.	347,161	16,302,681
Meridian Bioscience, Inc. (L)	12,566	286,756
Merit Medical Systems, Inc. (I)	12,783	156,720
Natus Medical, Inc. (I)	9,188	123,487
Navidea Biopharmaceuticals, Inc. (I) (L)	31,251	84,690
Neogen Corp. (I)	7,154	354,624
NuVasive, Inc. (I) (L)	13,198	281,249
NxStage Medical, Inc. (I)	15,851	178,799
Olympus Corp. (I)	41,798	992,997
OraSure Technologies, Inc. (I)	17,501	94,505
Orthofix International NV (I)	5,673	203,491

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Palomar Medical Technologies, Inc. (I)	6,669	$89,965
PhotoMedex, Inc. (I)	4,218	67,868
Quidel Corp. (I) (L)	8,559	203,276
ResMed, Inc. (L)	67,334	3,121,604
Rochester Medical Corp. (I)	3,783	55,307
Rockwell Medical Technologies, Inc. (I)	7,416	29,367
RTI Biologics, Inc. (I)	18,463	72,744
Smith & Nephew PLC	165,210	1,911,283
Solta Medical, Inc. (I)	22,852	50,274
Sonova Holding AG	9,204	1,105,366
Spectranetics Corp. (I)	10,454	193,713
St. Jude Medical, Inc.	97,100	3,926,724
Staar Surgical Company (I)	11,834	66,625
STERIS Corp. (L)	44,593	1,855,515
Stryker Corp.	99,268	6,476,244
SurModics, Inc. (I)	3,940	107,365
Symmetry Medical, Inc. (I)	11,279	129,145
Sysmex Corp.	13,131	800,170
Teleflex, Inc.	19,235	1,625,550
Terumo Corp.	27,909	1,199,785
The Cooper Companies, Inc.	22,680	2,446,718
Thoratec Corp. (I)	27,039	1,013,963
Tornier BV (I)	4,823	90,914
Unilife Corp. (I) (L)	26,563	57,907
Utah Medical Products, Inc. (L)	1,093	53,306
Varian Medical Systems, Inc. (I) (L)	37,452	2,696,544
Vascular Solutions, Inc. (I)	5,218	84,636
Volcano Corp. (I) (L)	16,045	357,162
West Pharmaceutical Services, Inc.	10,031	651,413
William Demant Holdings A/S (I)	4,685	393,201
Wright Medical Group, Inc. (I) (L)	11,798	280,910
Zimmer Holdings, Inc.	58,133	4,372,764

		147,621,268
Health Care Providers & Services - 1.6%
Acadia Healthcare Company, Inc. (I) (L)	7,316	215,017
Accretive Health, Inc. (I)	17,241	175,169
Aetna, Inc.	112,592	5,755,703
Air Methods Corp. (L)	11,570	558,137
Alfresa Holdings Corp.	7,452	406,829
Almost Family, Inc. (L)	2,538	51,851
Amedisys, Inc. (I) (L)	9,126	101,481
AmerisourceBergen Corp. (L)	79,006	4,064,859
AMN Healthcare Services, Inc. (I)	12,859	203,558
Amsurg Corp. (I)	9,439	317,528
Assisted Living Concepts, Inc., Class A (L)	6,164	73,290
Bio-Reference Labs, Inc. (I) (L)	7,345	190,823
BioScrip, Inc. (I)	13,388	170,161
Capital Senior Living Corp. (I)	8,444	223,175
Cardinal Health, Inc.	117,002	4,869,623
Celesio AG	16,014	300,702
Centene Corp. (I)	15,418	679,009
Chemed Corp.	5,641	451,167
Chindex International, Inc. (I)	3,914	53,778
Cigna Corp.	98,157	6,122,052
Community Health Systems, Inc.	43,296	2,051,797
Corvel Corp. (I)	1,967	97,347
Coventry Health Care, Inc.	46,206	2,173,068
Cross Country Healthcare, Inc. (I)	8,634	45,847
DaVita HealthCare Partners, Inc. (I)	28,969	3,435,434
Emeritus Corp. (I)	9,375	260,531
ExamWorks Group, Inc. (I) (L)	9,088	157,404
Express Scripts Holding Company (I)	280,954	16,196,998
Five Star Quality Care, Inc. (I)	13,126	87,813

317

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Fresenius Medical Care AG &
Company KGaA	38,844	$2,622,422
Fresenius SE & Company KGaA	22,873	2,823,297
Gentiva Health Services, Inc. (I) (L)	9,328	100,929
Hanger, Inc. (I)	10,162	320,408
Health Management
Associates, Inc., Class A (I)	120,686	1,553,229
Health Net, Inc. (I)	37,251	1,066,124
HealthSouth Corp. (I)	28,565	753,259
Healthways, Inc. (I)	10,369	127,020
Henry Schein, Inc. (I) (L)	41,102	3,803,990
Humana, Inc.	54,359	3,756,750
IPC The Hospitalist Company, Inc. (I) (L)	5,004	222,578
Kindred Healthcare, Inc. (I) (L)	16,032	168,817
Laboratory Corp. of America Holdings (I)	31,954	2,882,251
Landauer, Inc.	2,906	163,840
LHC Group, Inc. (I)	4,524	97,221
LifePoint Hospitals, Inc. (I)	22,067	1,069,367
Magellan Health Services, Inc. (I)	8,081	384,413
McKesson Corp. (L)	79,941	8,630,430
Medipal Holdings Corp.	27,565	388,200
MEDNAX, Inc. (I)	23,475	2,104,064
Miraca Holdings, Inc.	10,017	480,849
Molina Healthcare, Inc. (I) (L)	8,993	277,614
MWI Veterinary Supply, Inc. (I) (L)	3,830	506,556
National Healthcare Corp.	3,052	139,537
National Research Corp.	791	45,910
Omnicare, Inc. (L)	49,088	1,998,863
Owens & Minor, Inc. (L)	48,452	1,577,597
Patterson Companies, Inc.	28,699	1,091,710
PharMerica Corp. (I)	8,927	124,978
Quest Diagnostics, Inc.	54,306	3,065,574
Ramsay Health Care, Ltd.	24,023	807,914
Select Medical Holdings Corp.	10,382	93,438
Skilled Healthcare Group, Inc., Class A (I) (L)	6,461	42,449
Sonic Healthcare, Ltd.	68,472	999,191
Suzuken Company, Ltd.	13,241	480,307
Team Health Holdings, Inc. (I)	8,581	312,177
Tenet Healthcare Corp. (I)	35,795	1,703,126
The Ensign Group, Inc.	5,150	172,010
The Providence Service Corp. (I)	4,049	74,866
Triple-S Management Corp., Class B (I)	5,768	100,479
UnitedHealth Group, Inc.	351,816	20,127,393
Universal American Corp.	11,306	94,179
Universal Health Services, Inc., Class B	41,731	2,665,359
US Physical Therapy, Inc.	3,641	97,761
Vanguard Health Systems, Inc. (I)	9,803	145,771
VCA Antech, Inc. (I) (L)	41,627	977,818
WellCare Health Plans, Inc. (I)	33,228	1,925,895
WellPoint, Inc.	104,367	6,912,226

		129,570,307
Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc. (I)	80,680	1,096,441
athenahealth, Inc. (I) (L)	10,744	1,042,598
Cerner Corp. (I) (L)	50,243	4,760,524
Computer Programs & Systems, Inc. (L)	3,285	177,751
Greenway Medical Technologies, Inc. (I) (L)	2,568	40,831
HealthStream, Inc. (I)	5,931	136,057
HMS Holdings Corp. (I) (L)	66,807	1,813,810
M3, Inc.	119	232,000
MedAssets, Inc. (I)	17,627	339,320
Medidata Solutions, Inc. (I)	6,664	386,379
Merge Healthcare, Inc. (I) (L)	18,914	54,661

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Technology (continued)
Omnicell, Inc. (I)	10,373	$195,842
Quality Systems, Inc.	12,099	221,170
Vocera Communications, Inc. (I) (L)	2,241	51,543

		10,548,927
Life Sciences Tools & Services - 0.4%
Affymetrix, Inc. (I) (L)	23,648	111,619
Agilent Technologies, Inc.	119,100	4,998,627
Bio-Rad Laboratories, Inc., Class A (I)	9,451	1,190,826
Cambrex Corp. (I)	9,194	117,591
Charles River
Laboratories International, Inc. (I)	22,591	1,000,104
Covance, Inc. (I)	25,907	1,925,408
Fluidigm Corp. (I) (L)	7,712	142,749
Furiex Pharmaceuticals, Inc. (I)	2,392	89,652
Harvard Bioscience, Inc. (I)	8,971	50,686
Life Technologies Corp. (I)	59,059	3,816,983
Lonza Group AG	9,555	620,516
Luminex Corp. (I)	13,119	216,726
Mettler-Toledo International, Inc. (I)	14,211	3,030,069
PAREXEL International Corp. (I)	17,930	708,414
PerkinElmer, Inc.	39,036	1,313,171
QIAGEN NV (I)	43,345	904,226
Sequenom, Inc. (I) (L)	35,151	145,877
Techne Corp.	16,272	1,104,055
Thermo Fisher Scientific, Inc.	122,761	9,389,989
Waters Corp. (I) (L)	29,477	2,768,185

		33,645,473
Pharmaceuticals - 5.8%
AbbVie, Inc.	542,581	22,126,453
Actavis, Inc. (I)	43,878	4,041,603
Akorn, Inc. (I) (L)	17,440	241,195
Allergan, Inc.	105,567	11,784,444
Ampio Pharmaceuticals, Inc. (I) (L)	8,847	40,431
Astellas Pharma, Inc.	81,318	4,386,334
AstraZeneca PLC	228,452	11,486,769
Auxilium Pharmaceuticals, Inc. (I)	14,874	257,023
AVANIR Pharmaceuticals, Inc., Class A (I)	43,444	119,037
Bayer AG	151,712	15,653,305
BioDelivery Sciences International, Inc. (I)	7,048	29,672
Bristol-Myers Squibb Company	562,034	23,150,180
Cadence Pharmaceuticals, Inc. (I) (L)	19,776	132,301
Cempra, Inc. (I)	565	3,814
Chugai Pharmaceutical Company, Ltd.	41,062	915,754
Daiichi Sankyo Company, Ltd.	123,757	2,386,395
Dainippon Sumitomo Pharma Company, Ltd.	28,492	504,927
Depomed, Inc. (I)	17,715	103,987
Eisai Company, Ltd.	46,321	2,074,608
Eli Lilly & Company	342,670	19,460,229
Endo Health Solutions, Inc. (I)	53,510	1,645,968
Endocyte, Inc. (I)	9,601	119,532
Forest Laboratories, Inc. (I)	80,432	3,059,633
Forest Laboratories, Inc.
(German Exchange) (I)	4,082	2,368
GlaxoSmithKline PLC	900,397	21,075,261
Hi-Tech Pharmacal Company, Inc. (L)	3,326	110,124
Hisamitsu Pharmaceutical Company, Inc.	11,284	611,257
Hospira, Inc. (I)	56,772	1,863,825
Impax Laboratories, Inc. (I)	20,224	312,259
Indevus Pharmaceuticals, Inc. (I)	20,441	0
Jazz Pharmaceuticals PLC (I)	12,491	698,372
Johnson & Johnson	959,519	78,229,584
Kyowa Hakko Kogyo Company, Ltd.	48,683	551,927

318

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Merck & Company, Inc.	1,037,456	$45,886,679
Merck KGaA	11,886	1,793,754
Mitsubishi Tanabe Pharma Corp.	40,934	626,973
Mylan, Inc. (I)	135,762	3,928,952
Nektar Therapeutics (I) (L)	34,848	383,328
Novartis AG	421,891	30,043,466
Novo Nordisk A/S, Class B (L)	74,713	12,196,184
Obagi Medical Products, Inc. (I)	5,685	112,279
Omeros Corp. (I) (L)	8,462	34,863
Ono Pharmaceutical Company, Ltd.	15,081	933,562
Optimer Pharmaceuticals, Inc. (I) (L)	14,777	175,846
Orion OYJ	17,428	458,572
Otsuka Holdings Company, Ltd.	66,654	2,321,370
Pacira Pharmaceuticals, Inc. (I)	5,860	169,120
Pain Therapeutics, Inc.	12,586	43,170
Perrigo Company (L)	30,323	3,600,250
Pfizer, Inc.	2,467,714	71,218,226
Pozen, Inc. (I)	8,898	46,892
Questcor Pharmaceuticals, Inc. (L)	16,204	527,278
Repros Therapeutics, Inc. (I) (L)	5,521	88,888
Roche Holdings AG	128,850	30,083,012
Sagent Pharmaceuticals, Inc. (I) (L)	3,183	55,862
Sanofi	218,473	22,278,910
Santarus, Inc. (I)	16,712	289,619
Santen Pharmaceutical Company, Ltd.	13,423	622,974
Sciclone Pharmaceuticals, Inc. (I) (L)	18,250	83,950
Shionogi & Company, Ltd.	54,859	1,111,169
Shire PLC	102,768	3,129,763
Taisho Pharmaceutical
Holdings Company, Ltd.	6,516	462,124
Takeda Pharmaceutical Company, Ltd. (L)	144,768	7,924,526
Teva Pharmaceutical Industries, Ltd.	164,472	6,537,249
The Medicines Company (I)	16,610	555,106
Tsumura & Company, Ltd.	10,692	391,021
UCB SA	20,245	1,293,382
ViroPharma, Inc. (I) (L)	19,940	501,690
Vivus, Inc. (I) (L)	30,121	331,331
XenoPort, Inc. (I)	13,749	98,305

		477,518,216

		927,329,222
Industrials - 11.3%
Aerospace & Defense - 1.8%
AAR Corp.	12,216	224,652
Aerovironment, Inc. (I)	5,360	97,177
Alliant Techsystems, Inc.	15,416	1,116,581
American Science & Engineering, Inc.	2,521	153,756
API Technologies Corp. (I) (L)	11,534	28,604
Astronics Corp. (I)	4,055	120,920
B/E Aerospace, Inc. (I)	49,171	2,964,520
BAE Systems PLC	597,462	3,586,205
Cobham PLC	197,237	729,836
Cubic Corp.	4,743	202,621
Curtiss-Wright Corp.	13,982	485,175
DigitalGlobe, Inc. (I)	16,069	464,555
Esterline Technologies Corp. (I)	23,666	1,791,516
European Aeronautic Defence &
Space Company NV	83,465	4,255,424
Exelis, Inc.	88,298	961,565
Finmeccanica SpA (I)	71,989	347,843
GenCorp, Inc. (I) (L)	18,464	245,571
General Dynamics Corp.	114,046	8,041,383
HEICO Corp. (L)	15,800	685,878

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aerospace & Defense (continued)
Hexcel Corp. (I)	29,798	$864,440
Honeywell International, Inc.	269,041	20,272,239
Huntington Ingalls Industries, Inc.	23,272	1,241,096
Kratos Defense &
Security Solutions, Inc. (I) (L)	13,010	65,440
L-3 Communications Holdings, Inc.	30,857	2,496,948
LMI Aerospace, Inc. (I)	2,934	60,998
Lockheed Martin Corp.	91,904	8,870,574
Meggitt PLC	143,694	1,076,108
Moog, Inc., Class A (I)	13,469	617,284
National Presto Industries, Inc.	1,416	113,988
Northrop Grumman Corp.	81,397	5,710,000
Orbital Sciences Corp. (I)	17,782	296,782
Precision Castparts Corp.	50,271	9,532,387
Raytheon Company	111,682	6,565,785
Rockwell Collins, Inc. (L)	46,874	2,958,687
Rolls-Royce Holdings PLC	342,943	5,893,002
Safran SA	42,181	1,884,849
Singapore Technologies Engineering, Ltd.	281,258	979,554
Taser International, Inc. (I)	15,832	125,864
Teledyne Technologies, Inc. (I)	10,939	858,055
Textron, Inc.	93,203	2,778,381
Thales SA	16,573	701,589
The Boeing Company	233,602	20,054,732
The KEYW Holding Corp. (I) (L)	8,027	129,476
Triumph Group, Inc.	23,577	1,850,795
United Technologies Corp.	289,474	27,045,556
Zodiac Aerospace	6,243	727,846

		150,276,237
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (I)	17,233	100,468
Atlas Air Worldwide Holdings, Inc. (I)	7,949	324,001
C.H. Robinson Worldwide, Inc.	55,283	3,287,127
Deutsche Post AG	165,848	3,827,287
Echo Global Logistics, Inc. (I)	4,771	105,535
Expeditors International of Washington, Inc.	70,882	2,531,196
FedEx Corp.	100,390	9,858,298
Forward Air Corp.	8,802	328,227
Hub Group, Inc., Class A (I)	11,208	431,060
Pacer International, Inc. (I)	11,769	59,198
Park-Ohio Holdings Corp. (I)	2,832	93,824
TNT Express NV	59,417	437,088
Toll Holdings, Ltd.	124,116	769,060
United Parcel Service, Inc., Class B	245,461	21,085,100
UTi Worldwide, Inc.	48,865	707,565
XPO Logistics, Inc. (I) (L)	5,685	95,735
Yamato Transport Company, Ltd.	68,886	1,249,971

		45,290,740
Airlines - 0.2%
Alaska Air Group, Inc. (I)	54,185	3,465,673
All Nippon Airways Company, Ltd.	213,214	440,164
Allegiant Travel Company (L)	4,431	393,384
Cathay Pacific Airways, Ltd.	211,242	361,506
Deutsche Lufthansa AG	41,956	819,665
Hawaiian Holdings, Inc. (I) (L)	16,196	93,289
International Consolidated
Airlines Group SA (I)	167,624	647,903
Japan Airlines Company, Ltd.	11,000	513,154
JetBlue Airways Corp. (I) (L)	175,577	1,211,481
Qantas Airways, Ltd. (I)	208,989	388,947
Republic Airways Holdings, Inc. (I)	14,898	171,923
Ryanair Holdings PLC, ADR	6,546	273,492

319

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Airlines (continued)
Singapore Airlines, Ltd.	96,728	$848,745
Singapore Airlines, Ltd. (Board Lot 200)	4,697	41,609
SkyWest, Inc.	15,415	247,411
Southwest Airlines Company	249,935	3,369,124
Spirit Airlines, Inc. (I)	12,441	315,504
US Airways Group, Inc. (I) (L)	48,723	826,829

		14,429,803
Building Products - 0.3%
AAON, Inc. (L)	5,597	154,421
American Woodmark Corp. (I)	2,953	100,491
AO Smith Corp.	11,530	848,262
Apogee Enterprises, Inc.	8,544	247,349
Asahi Glass Company, Ltd.	184,889	1,284,032
Assa Abloy AB, Series B	60,922	2,491,908
Builders FirstSource, Inc. (I) (L)	14,482	84,865
Cie de Saint-Gobain	73,204	2,716,873
Daikin Industries, Ltd.	43,110	1,700,424
Fortune Brands Home & Security, Inc. (I)	77,078	2,885,030
Geberit AG	6,776	1,669,335
Gibraltar Industries, Inc. (I)	9,430	172,098
Griffon Corp.	13,992	166,785
Insteel Industries, Inc.	5,624	91,784
Lennox International, Inc.	21,462	1,362,622
LIXIL Group Corp.	48,850	974,489
Masco Corp.	122,388	2,478,357
NCI Building Systems, Inc. (I)	5,911	102,674
Nortek, Inc. (I)	2,354	167,981
PGT, Inc. (I)	6,676	45,864
Quanex Building Products Corp.	10,943	176,182
Simpson Manufacturing Company, Inc. (L)	11,899	364,228
TOTO, Ltd.	50,481	453,429
Trex Company, Inc. (I)	4,520	222,294
Universal Forest Products, Inc.	5,874	233,844
USG Corp. (I) (L)	22,300	589,612

		21,785,233
Commercial Services & Supplies - 0.8%
A.T. Cross Company, Class A (I)	3,297	45,400
ABM Industries, Inc.	15,944	354,595
ACCO Brands Corp. (I)	34,461	230,199
Acorn Energy, Inc. (L)	6,114	44,938
Aggreko PLC	49,322	1,340,982
Avery Dennison Corp. (L)	34,350	1,479,455
Babcock International Group PLC	66,265	1,098,192
Brambles, Ltd.	285,912	2,530,081
Casella Waste Systems, Inc., Class A (I)	12,639	55,232
Cenveo, Inc. (I) (L)	18,275	39,291
Cintas Corp. (L)	35,972	1,587,444
Clean Harbors, Inc. (I) (L)	24,782	1,439,586
Consolidated Graphics, Inc. (I)	2,402	93,918
Copart, Inc. (I)	49,897	1,710,469
Corrections Corp. of America	47,152	1,842,229
Courier Corp.	3,584	51,645
Dai Nippon Printing Company, Ltd.	102,165	975,349
Deluxe Corp. (L)	39,105	1,618,947
Edenred	31,143	1,019,773
EnergySolutions, Inc. (I)	24,451	91,691
EnerNOC, Inc. (I) (L)	7,574	131,560
Ennis, Inc.	7,843	118,194
G&K Services, Inc., Class A	5,577	253,809
G4S PLC	259,179	1,150,752
Healthcare Services Group, Inc. (L)	19,962	511,626
Heritage-Crystal Clean, Inc. (I) (L)	2,449	36,980

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
Herman Miller, Inc.	44,995	$1,245,012
HNI Corp. (L)	34,625	1,228,841
InnerWorkings, Inc. (I) (L)	9,958	150,764
Interface, Inc.	17,659	339,406
Intersections, Inc.	3,081	28,992
Iron Mountain, Inc. (L)	57,425	2,085,102
Kimball International, Inc., Class B	9,877	89,486
Knoll, Inc.	14,456	262,087
McGrath RentCorp. (L)	7,344	228,398
Mine Safety Appliances Company	22,814	1,132,031
Mobile Mini, Inc. (I) (L)	11,499	338,416
Multi-Color Corp. (L)	4,469	115,256
Park24 Company, Ltd.	18,000	352,429
Performant Financial Corp. (I)	3,017	37,049
Pitney Bowes, Inc. (L)	69,102	1,026,856
Quad/Graphics, Inc. (L)	7,711	184,601
R.R. Donnelley & Sons Company (L)	84,889	1,022,912
Republic Services, Inc.	102,062	3,368,046
Rollins, Inc.	30,932	759,381
Schawk, Inc. (L)	4,218	46,356
Secom Company, Ltd.	38,633	1,996,152
Securitas AB, Series B	56,431	531,856
Serco Group PLC	91,552	874,921
Societe BIC SA	5,234	608,218
Standard Parking Corp. (I)	4,752	98,366
Steelcase, Inc., Class A	22,653	333,679
Stericycle, Inc. (I) (L)	29,542	3,136,770
Swisher Hygiene, Inc. (I) (L)	35,637	45,972
Team, Inc. (I)	5,981	245,640
Tetra Tech, Inc. (I)	18,616	567,602
The ADT Corp.	79,713	3,901,154
The Brink’s Company	36,628	1,035,107
The Geo Group, Inc.	21,300	801,306
TMS International Corp., Class A (I)	4,063	53,632
Toppan Printing Company, Ltd.	102,165	736,891
TRC Companies, Inc. (I)	5,436	35,062
Tyco International, Ltd.	159,962	5,118,784
UniFirst Corp.	4,251	384,716
United Stationers, Inc. (L)	12,155	469,791
US Ecology, Inc.	5,532	146,875
Viad Corp.	6,025	166,652
Waste Connections, Inc. (L)	58,003	2,086,948
Waste Management, Inc.	150,097	5,885,303

		63,155,155
Construction & Engineering - 0.4%
ACS Actividades de Construccion
y Servicios SA	25,755	601,781
AECOM Technology Corp. (I) (L)	49,241	1,615,105
Aegion Corp. (I) (L)	11,747	271,943
Ameresco, Inc., Class A (I)	6,508	48,159
Argan, Inc.	3,296	49,143
Balfour Beatty PLC	124,602	445,826
Bouygues SA	34,716	942,294
Chiyoda Corp.	29,214	327,337
Comfort Systems USA, Inc.	11,534	162,514
Dycom Industries, Inc. (I)	10,189	200,621
EMCOR Group, Inc.	19,835	840,806
Ferrovial SA	74,294	1,183,691
Fluor Corp.	55,786	3,700,285
Furmanite Corp. (I)	12,375	82,789
Granite Construction, Inc.	28,271	900,149
Great Lakes Dredge & Dock Corp.	18,047	121,456
Hochtief AG (I)	5,509	358,459

320

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction & Engineering (continued)
Jacobs Engineering Group, Inc. (I)	44,745	$2,516,459
JGC Corp.	37,936	973,188
Kajima Corp.	151,724	412,457
KBR, Inc.	69,429	2,227,282
Kinden Corp.	24,739	162,331
Koninklijke Boskalis Westinster NV	14,083	559,815
Layne Christensen Company (I) (L)	6,112	130,675
Leighton Holdings, Ltd.	27,514	590,530
MasTec, Inc. (I) (L)	16,417	478,556
Michael Baker Corp.	2,667	65,342
MYR Group, Inc. (I)	6,271	154,016
Northwest Pipe Company (I)	3,089	86,430
Obayashi Corp.	121,710	582,792
Orion Marine Group, Inc. (I) (L)	8,597	85,454
Pike Electric Corp.	5,357	76,230
Primoris Services Corp.	9,149	202,284
Quanta Services, Inc. (I)	73,204	2,092,170
Shimizu Corp.	110,988	364,560
Skanska AB, Series B	69,868	1,264,342
Sterling Construction Company, Inc. (I)	5,610	61,093
Taisei Corp. (L)	185,788	517,010
Tutor Perini Corp. (I)	10,737	207,224
URS Corp.	36,081	1,710,600
Vinci SA	84,616	3,816,214

		31,189,412
Electrical Equipment - 0.9%
ABB, Ltd. (SIX Swiss Exchange)	403,302	9,108,044
Acuity Brands, Inc. (L)	32,687	2,266,843
Alstom SA	39,632	1,616,854
American Superconductor Corp. (I) (L)	12,536	33,346
AMETEK, Inc.	114,305	4,956,265
AZZ, Inc.	7,585	365,597
Belden, Inc.	13,569	700,839
Brady Corp., Class A	14,578	488,800
Capstone Turbine Corp. (I)	96,881	87,193
Coleman Cable, Inc.	3,213	48,195
Eaton Corp. PLC	161,712	9,904,860
Emerson Electric Company	247,862	13,848,050
Encore Wire Corp.	4,820	168,796
EnerSys, Inc. (I)	14,241	649,105
Franklin Electric Company, Inc. (L)	13,882	466,019
FuelCell Energy, Inc. (I) (L)	49,939	47,132
Fuji Electric Company, Ltd.	105,165	308,962
Furukawa Electric Company, Ltd.	119,407	264,103
Generac Holdings, Inc.	7,335	259,219
General Cable Corp. (I)	23,403	857,252
Global Power Equipment Group, Inc.	5,527	97,386
GS Yuasa Corp. (L)	66,228	276,864
Hubbell, Inc., Class B	25,087	2,436,199
II-VI, Inc. (I) (L)	15,905	271,021
Legrand SA	43,608	1,902,740
LSI Industries, Inc.	6,726	46,947
Mabuchi Motor Company, Ltd.	4,477	241,911
Mitsubishi Electric Corp.	355,210	2,897,895
Nidec Corp. (L)	19,946	1,195,087
Powell Industries, Inc. (I)	2,704	142,149
Preformed Line Products Company	723	50,588
Prysmian SpA	37,313	769,659
Regal-Beloit Corp.	21,132	1,723,526
Rockwell Automation, Inc.	47,989	4,143,850
Roper Industries, Inc.	33,944	4,321,411
Schneider Electric SA	96,336	7,046,292
Sumitomo Electric Industries, Ltd.	138,522	1,701,700

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment (continued)
Thermon Group Holdings, Inc. (I)	4,515	$100,278
Ushio, Inc.	19,667	201,080
Vicor Corp. (I)	6,566	32,633

		76,044,690
Industrial Conglomerates - 1.9%
3M Company	217,899	23,164,843
Carlisle Companies, Inc.	29,785	2,019,125
Danaher Corp.	199,024	12,369,342
Fraser and Neave, Ltd.	170,344	1,296,446
General Electric Company	3,569,282	82,521,800
Hopewell Holdings, Ltd.	106,615	432,800
Hutchison Whampoa, Ltd.	390,198	4,085,100
Keppel Corp., Ltd.	264,505	2,393,185
Koninklijke Philips Electronics NV	175,603	5,218,663
NWS Holdings, Ltd.	258,599	463,721
Raven Industries, Inc. (L)	10,933	367,458
SembCorp Industries, Ltd.	180,016	754,313
Siemens AG	153,558	16,542,799
Smiths Group PLC	72,192	1,383,525

		153,013,120
Machinery - 2.4%
Accuride Corp. (I) (L)	15,234	82,111
Actuant Corp., Class A (L)	21,671	663,566
AGCO Corp.	45,565	2,374,848
Alamo Group, Inc.	2,073	79,292
Albany International Corp., Class A	8,290	239,581
Alfa Laval AB	61,661	1,424,690
Altra Holdings, Inc.	8,163	222,197
Amada Company, Ltd.	64,177	426,158
American Railcar Industries, Inc.	2,916	136,294
Ampco-Pittsburgh Corp. (L)	2,879	54,442
Andritz AG	13,334	895,302
Astec Industries, Inc. (L)	5,932	207,205
Atlas Copco AB, Series A	122,770	3,498,346
Atlas Copco AB, Series B	71,717	1,818,531
Barnes Group, Inc.	16,180	468,087
Blount International, Inc. (I)	14,938	199,870
Briggs & Stratton Corp. (L)	14,444	358,211
Cascade Corp.	2,691	174,861
Caterpillar, Inc.	224,849	19,555,118
Chart Industries, Inc. (I) (L)	8,965	717,290
CIRCOR International, Inc.	5,225	222,063
CLARCOR, Inc.	38,142	1,997,878
Columbus McKinnon Corp. (I)	6,028	116,039
Commercial Vehicle Group, Inc. (I)	7,932	61,870
Crane Company	22,620	1,263,553
Cummins, Inc.	60,606	7,018,781
Deere & Company	133,716	11,496,902
Donaldson Company, Inc.	63,268	2,289,669
Douglas Dynamics, Inc.	6,931	95,786
Dover Corp.	59,962	4,370,031
Dynamic Materials Corp.	4,472	77,813
Energy Recovery, Inc. (I) (L)	15,215	56,296
EnPro Industries, Inc. (I) (L)	6,195	316,998
ESCO Technologies, Inc.	7,956	325,082
FANUC Corp.	35,127	5,404,155
Federal Signal Corp. (I)	18,987	154,554
Fiat Industrial SpA	157,315	1,770,495
Flow International Corp. (I)	16,025	62,658
Flowserve Corp.	16,519	2,770,401
FreightCar America, Inc.	3,763	82,109
Gardner Denver, Inc.	23,110	1,735,792

321

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
GEA Group AG	32,917	$1,085,767
Graco, Inc.	28,569	1,657,859
Graham Corp.	3,320	82,137
Greenbrier Companies, Inc. (I) (L)	7,002	159,015
Hardinge, Inc.	3,769	51,371
Harsco Corp.	37,909	939,006
Hino Motors, Ltd.	46,683	506,977
Hitachi Construction
Machinery Company, Ltd.	19,352	416,405
Hurco Companies, Inc. (I)	2,101	57,210
Hyster-Yale Materials Handling, Inc.	3,302	188,511
Hyster-Yale Materials Handling, Inc., Class B	1,747	99,736
IDEX Corp. (L)	38,779	2,071,574
IHI Corp.	239,295	728,432
Illinois Tool Works, Inc. (L)	142,565	8,687,911
IMI PLC	59,028	1,162,367
Ingersoll-Rand PLC	94,604	5,204,166
Invensys PLC	151,420	810,119
ITT Corp.	43,299	1,230,991
John Bean Technologies Corp.	8,725	181,044
Joy Global, Inc.	36,457	2,169,921
JTEKT Corp.	39,844	377,446
Kadant, Inc.	3,619	90,475
Kawasaki Heavy Industries, Ltd.	260,790	827,117
Kaydon Corp.	9,376	239,838
Kennametal, Inc. (L)	37,175	1,451,312
Komatsu, Ltd.	171,614	4,095,784
Kone OYJ	28,639	2,257,805
Kubota Corp.	200,390	2,905,241
Kurita Water Industries, Ltd.	20,327	450,752
LB Foster Company, Class A	2,713	120,159
Lincoln Electric Holdings, Inc.	38,951	2,110,365
Lindsay Corp.	3,812	336,142
Lydall, Inc. (I)	5,292	81,232
Makita Corp.	20,529	915,296
MAN SE	7,763	835,237
Melrose Industries PLC	220,899	891,569
Meritor, Inc. (I)	30,269	143,172
Met-Pro Corp.	4,989	51,536
Metso OYJ	23,459	1,002,249
Middleby Corp. (I)	5,590	850,519
Miller Industries, Inc. (L)	3,500	56,175
Mitsubishi Heavy Industries, Ltd.	554,336	3,208,677
Mueller Industries, Inc.	6,008	320,166
Mueller Water Products, Inc., Class A	47,263	280,270
Nabtesco Corp.	19,089	391,747
NGK Insulators, Ltd.	48,709	519,714
NN, Inc. (I)	5,547	52,475
Nordson Corp.	26,656	1,757,963
NSK, Ltd.	80,050	610,191
Oshkosh Corp. (I)	41,033	1,743,492
PACCAR, Inc.	121,331	6,134,495
Pall Corp.	38,131	2,607,016
Parker Hannifin Corp. (L)	51,201	4,688,988
Pentair, Ltd.	70,755	3,732,326
PMFG, Inc. (I) (L)	6,906	42,610
Proto Labs, Inc. (I)	1,628	79,935
RBC Bearings, Inc. (I)	6,586	332,988
Rexnord Corp. (I)	8,743	185,614
Sandvik AB	184,436	2,846,143
Sauer-Danfoss, Inc.	3,512	205,206
Scania AB, Series B	58,812	1,234,167

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Schindler Holding AG,
Participation Certificates	8,973	$1,315,587
Schindler Holding AG, Registered Shares	3,913	558,418
SembCorp Marine, Ltd.	150,774	539,950
SKF AB, B Shares	72,057	1,763,064
SMC Corp.	9,925	1,928,262
Snap-on, Inc. (L)	19,999	1,653,917
SPX Corp.	22,071	1,742,726
Standex International Corp.	3,705	204,590
Stanley Black & Decker, Inc.	55,010	4,454,160
Sulzer AG	4,388	751,526
Sumitomo Heavy Industries, Ltd.	99,181	393,320
Sun Hydraulics Corp.	6,277	204,065
Tennant Company	5,616	272,713
Terex Corp. (I) (L)	51,974	1,788,945
The Eastern Company	2,235	39,202
The Gorman-Rupp Company	4,592	137,990
The Japan Steel Works, Ltd.	59,405	314,727
The Weir Group PLC	39,042	1,343,720
THK Company, Ltd.	21,588	428,125
Timken Company	37,406	2,116,431
Titan International, Inc. (L)	14,418	303,931
Trimas Corp. (I)	9,685	314,472
Trinity Industries, Inc. (L)	37,133	1,683,239
Twin Disc, Inc. (L)	2,747	68,895
Vallourec SA	18,988	913,621
Valmont Industries, Inc.	11,075	1,741,765
Volvo AB, Series B	276,011	4,021,761
Wabash National Corp. (I) (L)	20,683	210,139
Wabtec Corp.	22,378	2,285,018
Wartsila OYJ Abp	30,805	1,389,740
Watts Water Technologies, Inc., Class A	8,234	395,150
Woodward, Inc. (L)	49,044	1,949,989
Xylem, Inc.	63,903	1,761,167
Yangzijiang Shipbuilding Holdings, Ltd.	362,001	283,749
Zardoya Otis SA	27,554	368,502

		193,481,624
Marine - 0.1%
A.P. Moeller Maersk A/S, Series A	241	1,892,879
A.P. Moller Maersk A/S	102	764,345
Genco Shipping & Trading, Ltd. (I) (L)	10,650	30,672
International Shipholding Corp.	1,942	35,344
Kirby Corp. (I)	26,590	2,042,112
Kuehne & Nagel International AG	9,922	1,083,575
Matson, Inc.	19,990	491,754
Mitsui O.S.K. Lines, Ltd.	196,441	651,101
Nippon Yusen KK (L)	294,713	758,911
Orient Overseas International, Ltd.	41,386	280,451
Rand Logistics, Inc. (I) (L)	5,898	36,125

		8,067,269
Professional Services - 0.4%
Acacia Research Corp. (I)	15,043	453,847
Adecco SA	24,326	1,333,869
ALS, Ltd.	61,785	676,283
Barrett Business Services, Inc.	2,113	111,271
Bureau Veritas SA	10,177	1,267,265
Capita PLC	120,196	1,644,899
CBIZ, Inc. (I) (L)	11,944	76,203
CDI Corp.	4,161	71,569
CRA International, Inc. (I)	3,389	75,812
Equifax, Inc.	41,342	2,380,886
Experian PLC	185,634	3,228,399

322

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Professional Services (continued)
Exponent, Inc.	4,045	$218,187
Franklin Covey Company (I)	4,360	63,351
FTI Consulting, Inc. (I)	31,838	1,199,019
GP Strategies Corp. (I)	4,460	106,416
Heidrick & Struggles International, Inc.	5,555	83,047
Hill International, Inc. (I)	1,145	3,424
Hudson Global, Inc. (I)	11,046	43,521
Huron Consulting Group, Inc. (I)	6,976	281,272
ICF International, Inc. (I)	6,053	164,642
Insperity, Inc.	6,717	190,561
Intertek Group PLC	29,556	1,526,957
Kelly Services, Inc., Class A (L)	7,933	148,188
Kforce, Inc.	8,749	143,221
Korn/Ferry International (I)	14,333	255,987
ManpowerGroup, Inc.	36,097	2,047,422
Mistras Group, Inc. (I)	4,841	117,201
Navigant Consulting Company (I)	15,565	204,524
Odyssey Marine Exploration, Inc. (I) (L)	24,089	78,530
On Assignment, Inc. (I)	12,846	325,132
Pendrell Corp. (I)	50,290	83,481
Randstad Holdings NV	22,053	903,755
Resources Connection, Inc.	12,828	162,916
Robert Half International, Inc.	47,902	1,797,762
RPX Corp. (I)	6,793	95,849
SGS SA	1,006	2,471,574
The Advisory Board Company (I)	10,290	540,431
The Corporate Executive Board Company	25,674	1,493,200
The Dolan Company (I)	10,504	25,105
The Dun & Bradstreet Corp. (L)	14,024	1,173,108
Towers Watson & Company, Class A	26,549	1,840,377
TrueBlue, Inc. (I)	12,150	256,851
WageWorks, Inc. (I)	2,249	56,292

		29,421,606
Road & Rail - 1.0%
Amerco, Inc.	2,551	442,701
Arkansas Best Corp.	8,220	96,010
Asciano, Ltd.	179,176	1,047,704
Aurizon Holdings, Ltd.	333,971	1,406,956
Avis Budget Group, Inc. (I)	31,933	888,695
Celadon Group, Inc.	6,389	133,275
Central Japan Railway Company, Ltd.	26,514	2,802,250
ComfortDelGro Corp., Ltd.	352,723	543,869
Con-way, Inc.	26,326	926,938
CSX Corp.	350,393	8,630,180
DSV A/S, ADR (L)	34,465	834,429
East Japan Railway Company	61,850	5,091,035
Genesee & Wyoming, Inc., Class A (I) (L)	36,470	3,395,722
Hankyu Hanshin Holdings, Inc.	210,018	1,268,563
Heartland Express, Inc. (L)	14,503	193,470
J.B. Hunt Transport Services, Inc. (L)	42,474	3,163,464
Kansas City Southern	51,733	5,737,190
Keikyu Corp.	85,620	894,405
Keio Corp.	106,064	911,603
Keisei Electric Railway Company, Ltd.	49,607	524,299
Kintetsu Corp. (L)	298,753	1,392,417
Knight Transportation, Inc.	17,480	281,428
Landstar System, Inc.	21,870	1,248,558
Marten Transport, Ltd.	5,019	101,032
MTR Corp., Ltd.	266,273	1,059,561
Nippon Express Company, Ltd.	154,698	742,643
Norfolk Southern Corp.	107,958	8,321,403
Odakyu Electric Railway Company, Ltd. (L)	114,811	1,431,279
Old Dominion Freight Line, Inc. (I)	21,260	812,132

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Road & Rail (continued)
Quality Distribution, Inc. (I)	6,984	$58,735
Roadrunner Transportation Systems, Inc. (I)	4,244	97,612
Ryder Systems, Inc.	17,669	1,055,723
Saia, Inc. (I)	4,916	177,812
Swift Transportation Company (I) (L)	24,115	341,951
Tobu Railway Company, Ltd.	187,814	1,078,000
Tokyu Corp.	209,232	1,549,329
Union Pacific Corp.	161,089	22,940,684
Werner Enterprises, Inc. (L)	33,986	820,422
West Japan Railway Company	30,736	1,479,006

		83,922,485
Trading Companies & Distributors - 0.5%
Aceto Corp.	8,430	93,320
Aircastle, Ltd.	17,424	238,360
Applied Industrial Technologies, Inc. (L)	12,400	558,000
Beacon Roofing Supply, Inc. (I) (L)	13,952	539,384
Brenntag AG	9,463	1,477,895
Bunzl PLC	60,952	1,202,049
CAI International, Inc. (I)	4,220	121,620
DXP Enterprises, Inc. (I)	2,614	195,266
Edgen Group, Inc. (I)	5,341	38,615
Fastenal Company (L)	92,657	4,757,937
GATX Corp.	21,993	1,142,976
H&E Equipment Services, Inc.	8,632	176,093
Houston Wire & Cable Company	5,912	76,560
ITOCHU Corp.	276,690	3,394,035
Kaman Corp. (L)	7,900	280,213
Marubeni Corp.	303,626	2,321,637
Mitsubishi Corp.	257,295	4,833,784
Mitsui & Company, Ltd.	319,411	4,492,408
MSC Industrial Direct Company, Inc., Class A	21,960	1,883,729
Noble Group, Ltd.	704,010	691,734
Rexel SA	27,618	602,987
Rush Enterprises, Inc., Class A (I) (L)	10,036	242,068
SeaCube Container Leasing, Ltd.	3,567	81,898
Sojitz Corp.	221,951	348,235
Sumitomo Corp.	206,841	2,608,702
TAL International Group, Inc.	8,732	395,647
Textainer Group Holdings, Ltd.	4,097	162,036
Titan Machinery, Inc. (I) (L)	5,148	142,857
Toyota Tsusho Corp.	39,021	1,000,381
United Rentals, Inc. (I) (L)	43,649	2,399,386
W.W. Grainger, Inc.	20,524	4,617,490
Watsco, Inc. (L)	22,628	1,904,825
Wolseley PLC	50,352	2,516,375

		45,538,502
Transportation Infrastructure - 0.1%
Abertis Infraestructuras SA (L)	67,515	1,139,871
Aeroports de Paris	5,330	452,366
Atlantia SpA	60,882	964,467
Auckland International Airport, Ltd.	165,497	407,660
Fraport AG Frankfurt Airport
Services Worldwide	6,923	388,300
Groupe Eurotunnel SA	102,921	820,116
Hutchison Port Holdings Trust	958,997	816,312
Kamigumi Company, Ltd.	41,733	383,810
Koninklijke Vopak NV	12,963	781,901
Mitsubishi Logistics Corp.	22,472	417,027
Sydney Airport	34,384	117,643
Transurban Group	241,984	1,608,446

323

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Transportation Infrastructure (continued)
Wesco Aircraft Holdings, Inc. (I) (L)	5,283	$77,766

		8,375,685

		923,991,561
Information Technology - 13.7%
Communications Equipment - 1.4%
ADTRAN, Inc. (L)	48,328	949,645
Anaren, Inc. (I)	4,287	83,125
Arris Group, Inc. (I)	33,648	577,736
Aruba Networks, Inc. (I) (L)	33,675	833,120
Aviat Networks, Inc. (I)	19,287	64,997
Bel Fuse, Inc., Class B	3,546	55,353
Black Box Corp.	5,139	112,082
CalAmp Corp. (I)	8,964	98,335
Calix, Inc. (I)	12,463	101,573
Ciena Corp. (I)	77,607	1,242,488
Cisco Systems, Inc.	1,830,243	38,270,381
Comtech Telecommunications Corp.	5,414	131,452
Digi International, Inc. (I)	8,497	75,878
Emulex Corp. (I)	26,759	174,736
Extreme Networks, Inc. (I)	30,345	102,263
F5 Networks, Inc. (I)	26,976	2,403,022
Finisar Corp. (I) (L)	27,513	362,896
Globecomm Systems, Inc. (I)	7,107	85,355
Harmonic, Inc. (I)	36,062	208,799
Harris Corp.	38,735	1,794,980
Infinera Corp. (I) (L)	33,495	234,465
InterDigital, Inc. (L)	31,584	1,510,663
Ixia (I)	12,744	275,780
JDS Uniphase Corp. (I)	80,706	1,079,039
Juniper Networks, Inc. (I)	176,973	3,281,079
KVH Industries, Inc. (I)	5,047	68,488
Loral Space & Communications, Inc.	3,253	201,296
Motorola Solutions, Inc.	94,731	6,065,626
NETGEAR, Inc. (I) (L)	11,469	384,326
Nokia OYJ (L)	688,179	2,247,976
Numerex Corp., Class A (I)	3,353	42,885
Oclaro, Inc. (I) (L)	25,224	31,782
Oplink Communications, Inc. (I)	5,908	96,891
Parkervision, Inc. (I) (L)	24,542	90,069
Plantronics, Inc. (L)	32,725	1,446,118
Polycom, Inc. (I)	83,199	921,845
Procera Networks, Inc. (I)	5,929	70,496
QUALCOMM, Inc.	589,762	39,484,566
Riverbed Technology, Inc. (I)	76,735	1,144,119
ShoreTel, Inc. (I)	15,658	56,839
Sonus Networks, Inc. (I)	65,153	168,746
Symmetricom, Inc. (I)	12,981	58,934
Telefonaktiebolaget LM Ericsson, B Shares	557,735	6,959,112
Tellabs, Inc.	267,033	558,099
Telular Corp.	5,444	54,767
Tessco Technologies, Inc.	1,887	40,835
Ubiquiti Networks, Inc.	3,475	47,677
ViaSat, Inc. (I) (L)	11,292	546,984

		114,897,718
Computers & Peripherals - 2.6%
3D Systems Corp. (I) (L)	21,048	678,588
Apple, Inc.	322,338	142,676,469
Avid Technology, Inc. (I)	9,441	59,195
Cray, Inc. (I)	11,215	260,300
Datalink Corp. (I)	5,333	64,423
Dell, Inc.	501,303	7,183,672

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Computers & Peripherals (continued)
Diebold, Inc. (L)	29,791	$903,263
Electronics for Imaging, Inc. (I)	13,986	354,685
EMC Corp. (I)	722,362	17,257,228
Fujitsu, Ltd.	342,564	1,430,262
Gemalto NV	14,575	1,271,956
Hewlett-Packard Company	670,284	15,979,571
Imation Corp. (I)	10,868	41,516
Immersion Corp. (I) (L)	8,962	105,214
Intermec, Inc. (I) (L)	18,296	179,850
Intevac, Inc. (I)	8,326	39,299
Lexmark International, Inc., Class A	29,679	783,526
NCR Corp. (I)	76,902	2,119,419
NEC Corp.	478,536	1,278,909
NetApp, Inc. (I)	123,711	4,225,968
OCZ Technology Group, Inc. (I) (L)	21,517	38,731
QLogic Corp. (I)	72,273	838,367
Quantum Corp. (I) (L)	75,058	96,074
SanDisk Corp. (I)	83,012	4,565,660
Seagate Technology PLC (L)	109,632	4,008,146
Silicon Graphics International Corp. (I)	9,900	136,125
STEC, Inc. (I) (L)	11,316	50,017
Super Micro Computer, Inc. (I)	9,229	104,195
Synaptics, Inc. (I)	10,185	414,428
Toshiba Corp.	739,328	3,764,321
Western Digital Corp.	74,350	3,738,318

		214,647,695
Electronic Equipment, Instruments & Components - 0.8%
Aeroflex Holding Corp. (I)	6,454	50,728
Agilysys, Inc. (I)	4,825	47,961
Amphenol Corp., Class A	54,815	4,091,940
Anixter International, Inc. (L)	8,365	584,881
Arrow Electronics, Inc. (I)	49,842	2,024,582
Avnet, Inc. (I)	64,295	2,327,479
Badger Meter, Inc.	4,330	231,742
Benchmark Electronics, Inc. (I)	17,112	308,358
Checkpoint Systems, Inc. (I)	12,561	164,047
Citizen Holdings Company, Ltd.	49,539	253,516
Cognex Corp.	12,801	539,562
Coherent, Inc.	7,083	401,889
Corning, Inc.	505,433	6,737,422
CTS Corp.	10,492	109,536
Daktronics, Inc.	11,059	116,120
DTS, Inc. (I)	5,721	95,140
Echelon Corp. (I)	13,000	31,720
Electro Rent Corp.	5,671	105,140
Electro Scientific Industries, Inc.	7,098	78,433
Fabrinet (I)	6,760	98,764
FARO Technologies, Inc. (I)	5,187	225,064
FEI Company (L)	11,316	730,448
FLIR Systems, Inc.	49,756	1,294,154
FUJIFILM Holdings Corp.	85,125	1,686,133
GSI Group, Inc. (I)	9,394	80,131
Hamamatsu Photonics KK	12,833	508,666
Hexagon AB	43,529	1,187,206
Hirose Electric Company, Ltd.	5,436	717,385
Hitachi High-Technologies Corp.	11,684	244,513
Hitachi, Ltd.	865,304	5,046,674
Hoya Corp.	79,967	1,504,342
Ibiden Company, Ltd.	22,686	355,151
Ingram Micro, Inc., Class A (I)	70,683	1,391,041
Insight Enterprises, Inc. (I)	13,391	276,122
InvenSense, Inc. (I)	11,243	120,075
Itron, Inc. (I)	18,474	857,194

324

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Jabil Circuit, Inc.	63,136	$1,166,753
KEMET Corp. (I)	14,438	90,238
Key Tronic Corp. (I) (L)	3,649	41,818
Keyence Corp.	8,368	2,570,766
Kyocera Corp.	28,122	2,581,776
Littelfuse, Inc.	6,455	437,972
Maxwell Technologies, Inc. (I) (L)	9,325	50,262
Measurement Specialties, Inc. (I)	4,615	183,539
Mercury Computer Systems, Inc. (I)	9,906	73,007
Mesa Laboratories, Inc.	879	46,578
Methode Electronics, Inc.	11,237	144,733
Molex, Inc. (L)	47,521	1,391,415
MTS Systems Corp.	4,794	278,771
Multi-Fineline Electronix, Inc. (I)	2,829	43,651
Murata Manufacturing Company, Ltd.	37,271	2,816,361
National Instruments Corp.	44,526	1,458,227
Neonode, Inc. (I)	7,636	44,060
Newport Corp. (I)	11,643	197,000
Nippon Electric Glass Company, Ltd.	66,975	333,697
Omron Corp.	37,369	945,879
OSI Systems, Inc. (I)	5,975	372,183
Park Electrochemical Corp.	6,250	158,375
PC Connection, Inc.	2,887	47,202
Plexus Corp. (I)	10,594	257,540
Power-One, Inc. (I) (L)	20,392	84,627
RealD, Inc. (I) (L)	12,770	166,010
Richardson Electronics, Ltd.	3,956	46,918
Rofin-Sinar Technologies, Inc. (I) (L)	8,597	232,893
Rogers Corp. (I)	4,890	232,862
Sanmina Corp. (I)	24,642	279,933
ScanSource, Inc. (I)	8,412	237,387
Shimadzu Corp.	41,810	297,701
SYNNEX Corp. (I) (L)	7,697	284,789
TDK Corp. (L)	22,573	791,710
TE Connectivity, Ltd.	144,253	6,048,528
Tech Data Corp. (I)	17,710	807,753
Trimble Navigation, Ltd. (I)	119,844	3,590,526
TTM Technologies, Inc. (I)	16,470	125,172
Universal Display Corp. (I) (L)	12,013	353,062
Vishay Intertechnology, Inc. (I) (L)	62,024	844,147
Vishay Precision Group, Inc. (I)	4,216	61,933
Yaskawa Electric Corp.	39,910	401,548
Yokogawa Electric Corp.	36,174	363,748
Zygo Corp. (I)	5,278	78,167

		65,684,476
Internet Software & Services - 1.6%
Akamai Technologies, Inc. (I)	61,057	2,154,702
Angie’s List, Inc. (I) (L)	11,118	219,692
AOL, Inc.	36,232	1,394,570
Bankrate, Inc. (I)	14,358	171,435
Blucora, Inc. (I)	12,287	190,203
Carbonite, Inc. (I) (L)	3,632	39,770
comScore, Inc. (I)	11,191	187,785
Constant Contact, Inc. (I) (L)	9,389	121,869
Cornerstone OnDemand, Inc. (I) (L)	10,326	352,117
CoStar Group, Inc. (I) (L)	8,420	921,653
Dealertrack Technologies, Inc. (I) (L)	12,701	373,155
Demand Media, Inc. (I)	9,601	82,857
Demandware, Inc. (I)	2,195	55,643
Dena Company, Ltd. (L)	19,177	522,444
Dice Holdings, Inc. (I) (L)	12,923	130,910
Digital River, Inc. (I)	11,582	163,769

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
EarthLink, Inc.	33,081	$179,299
eBay, Inc. (I)	400,533	21,716,899
Envestnet, Inc. (I)	6,558	114,831
Equinix, Inc. (I) (L)	22,923	4,958,474
ExactTarget, Inc. (I) (L)	3,111	72,393
Google, Inc., Class A (I)	91,659	72,779,996
Gree, Inc. (L)	17,528	220,556
Internap Network Services Corp. (I)	16,359	152,957
IntraLinks Holdings, Inc. (I)	12,105	76,988
Ipass, Inc. (I)	16,616	32,900
j2 Global, Inc. (L)	14,053	551,018
Keynote Systems, Inc.	5,031	70,233
Limelight Networks, Inc. (I) (L)	21,447	44,181
Liquidity Services, Inc. (I) (L)	7,144	212,963
LivePerson, Inc. (I)	16,985	230,656
LogMeIn, Inc. (I) (L)	6,864	131,926
Marchex, Inc., Class B	7,340	30,901
Market Leader, Inc. (I)	7,011	62,819
Millennial Media, Inc. (I)	3,820	24,257
Monster Worldwide, Inc. (I) (L)	91,658	464,706
Move, Inc. (I)	12,326	147,296
NIC, Inc. (L)	19,756	378,525
OpenTable, Inc. (I)	6,882	433,428
Perficient, Inc. (I)	10,025	116,892
QuinStreet, Inc. (I)	10,662	63,652
Rackspace Hosting, Inc. (I) (L)	51,882	2,619,003
RealNetworks, Inc. (I)	7,017	54,101
Responsys, Inc. (I) (L)	11,456	101,386
Saba Software, Inc. (I)	9,627	76,535
SciQuest, Inc. (I)	5,591	134,408
SPS Commerce, Inc. (I)	3,842	163,938
Stamps.com, Inc. (I) (L)	4,268	106,572
support.com, Inc. (I)	16,235	67,862
The Active Network, Inc. (I) (L)	12,420	52,040
Travelzoo, Inc. (I)	2,487	53,147
United Internet AG	17,291	420,574
United Online, Inc.	28,033	169,039
Unwired Planet, Inc. (I)	28,491	63,250
ValueClick, Inc. (I)	56,107	1,657,962
VeriSign, Inc. (I) (L)	52,361	2,475,628
VistaPrint NV (I) (L)	10,427	403,108
Vocus, Inc. (I)	6,700	94,805
Web.com Group, Inc. (I) (L)	11,048	188,700
WebMD Health Corp. (I)	15,606	379,538
XO Group, Inc. (I)	8,568	85,680
Yahoo Japan Corp.	2,670	1,230,296
Yahoo!, Inc. (I)	332,665	7,827,607
Yelp, Inc. (I)	2,731	64,752
Zix Corp. (I)	20,055	71,797

		128,913,048
IT Services - 2.7%
Accenture PLC, Class A	221,174	16,802,589
Acxiom Corp. (I)	57,727	1,177,631
Alliance Data Systems Corp. (I)	23,468	3,799,235
Amadeus IT Holding SA, A Shares	57,620	1,559,825
AtoS	9,957	685,700
Automatic Data Processing, Inc.	166,490	10,825,180
Broadridge Financial Solutions, Inc.	57,236	1,421,742
CACI International, Inc., Class A (I) (L)	6,747	390,449
Cap Gemini SA	28,285	1,289,166
Cardtronics, Inc. (I)	13,328	365,987
Cass Information Systems, Inc.	3,112	130,828
CIBER, Inc. (I)	23,573	110,793

325

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services (continued)
Cognizant Technology
Solutions Corp., Class A (I)	103,588	$7,935,877
Computer Sciences Corp.	52,683	2,593,584
Computer Task Group, Inc.	4,671	99,913
Computershare, Ltd.	81,535	868,196
Convergys Corp. (L)	82,332	1,402,114
CoreLogic, Inc. (I)	45,886	1,186,612
CSG Systems International, Inc. (I)	10,256	217,325
DST Systems, Inc.	14,135	1,007,401
EPAM Systems, Inc. (I)	1,409	32,731
Euronet Worldwide, Inc. (I) (L)	15,253	401,764
ExlService Holdings, Inc. (I)	7,036	231,344
Fidelity National Information Services, Inc.	100,643	3,987,476
Fiserv, Inc. (I)	45,818	4,024,195
Forrester Research, Inc.	4,244	134,323
Gartner, Inc. (I) (L)	43,802	2,383,267
Global Cash Access Holdings, Inc. (I)	20,182	142,283
Global Payments, Inc.	36,983	1,836,576
Heartland Payment Systems, Inc. (L)	11,643	383,870
Higher One Holdings, Inc. (I) (L)	10,351	92,020
IBM Corp.	359,610	76,704,813
iGATE Corp. (I) (L)	10,047	188,984
Itochu Techno-Science Corp.	4,756	235,352
Jack Henry & Associates, Inc. (L)	40,536	1,873,169
Lender Processing Services, Inc.	39,924	1,016,465
Lionbridge Technologies, Inc. (I)	17,551	67,922
ManTech International Corp., Class A (L)	18,151	487,717
Mastercard, Inc., Class A	36,242	19,611,633
MAXIMUS, Inc.	10,099	807,617
ModusLink Global Solutions, Inc. (I)	13,540	44,682
MoneyGram International, Inc. (I)	7,024	127,134
NeuStar, Inc., Class A (I)	31,060	1,445,222
Nomura Research Institute, Ltd.	18,185	471,331
NTT Data Corp.	229	756,375
Otsuka Corp.	2,817	306,719
Paychex, Inc. (L)	111,115	3,896,803
PRGX Global, Inc. (I)	6,900	47,955
SAIC, Inc. (L)	97,399	1,319,756
Sapient Corp. (I)	37,008	451,128
ServiceSource International, Inc. (I) (L)	15,905	112,448
Sykes Enterprises, Inc. (I) (L)	11,775	187,929
Syntel, Inc.	4,588	309,782
TeleTech Holdings, Inc. (I) (L)	6,927	146,922
Teradata Corp. (I)	56,912	3,329,921
The Hackett Group, Inc.	8,662	39,585
The Western Union Company	195,227	2,936,214
Total Systems Services, Inc.	55,144	1,366,468
Unisys Corp. (I) (L)	13,333	303,326
VeriFone Systems, Inc. (I)	50,757	1,049,655
Virtusa Corp. (I)	5,743	136,454
Visa, Inc., Class A (L)	177,020	30,065,077
WEX, Inc. (I) (L)	29,714	2,332,549

		219,697,103
Office Electronics - 0.2%
Brother Industries, Ltd.	42,476	439,981
Canon, Inc.	207,800	7,663,051
Konica Minolta Holdings, Inc.	87,570	641,348
Ricoh Company, Ltd.	115,869	1,262,281
Xerox Corp.	420,112	3,612,963
Zebra Technologies Corp., Class A (I)	23,938	1,128,198

		14,747,822

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 1.7%
Advanced Energy Industries, Inc. (I)	11,874	$217,294
Advanced Micro Devices, Inc. (I) (L)	208,254	531,048
Advantest Corp.	26,640	376,646
Alpha & Omega Semiconductor, Ltd. (I)	5,752	51,078
Altera Corp.	109,758	3,893,116
Amkor Technology, Inc. (I) (L)	22,495	89,980
ANADIGICS, Inc. (I)	22,636	45,272
Analog Devices, Inc.	105,038	4,883,217
Applied Materials, Inc.	411,924	5,552,736
Applied Micro Circuits Corp. (I)	19,909	147,725
ARM Holdings PLC	253,592	3,567,246
ASM Pacific Technology, Ltd.	35,768	394,088
ASML Holding NV	57,862	3,895,798
Atmel Corp. (I)	206,089	1,434,379
ATMI, Inc. (I)	9,453	212,031
Axcelis Technologies, Inc. (I)	34,878	43,598
AXT, Inc. (I)	10,788	31,717
Broadcom Corp., Class A	179,690	6,229,852
Brooks Automation, Inc.	19,635	199,884
Cabot Microelectronics Corp. (I) (L)	7,016	243,806
Cavium, Inc. (I) (L)	14,890	577,881
Ceva, Inc. (I)	7,252	113,131
Cirrus Logic, Inc. (I) (L)	19,271	438,415
Cohu, Inc.	7,841	73,392
Cree, Inc. (I)	54,746	2,995,154
Cymer, Inc. (I)	9,207	884,793
Cypress Semiconductor Corp. (L)	63,011	695,011
Diodes, Inc. (I) (L)	10,738	225,283
DSP Group, Inc. (I)	7,143	57,644
Elpida Memory, Inc. (I)	46,667	0
Entegris, Inc. (I)	41,162	405,857
Entropic Communications, Inc. (I) (L)	26,891	109,446
Exar Corp. (I)	11,233	117,947
Fairchild Semiconductor International, Inc. (I)	59,788	845,402
First Solar, Inc. (I) (L)	38,723	1,043,972
FormFactor, Inc. (I)	15,929	74,866
GSI Technology, Inc. (I)	6,894	45,431
GT Advanced Technologies, Inc. (I) (L)	36,357	119,615
Hittite Microwave Corp. (I)	9,342	565,752
Infineon Technologies AG	197,414	1,559,495
Inphi Corp. (I)	7,365	76,964
Integrated Device Technology, Inc. (I)	111,226	830,858
Integrated Silicon Solution, Inc. (I)	8,473	77,697
Intel Corp.	1,697,763	37,096,122
Intermolecular, Inc. (I)	4,770	48,654
International Rectifier Corp. (I) (L)	53,203	1,125,243
Intersil Corp., Class A	97,078	845,549
IXYS Corp.	7,641	73,277
KLA-Tencor Corp.	57,028	3,007,657
Kopin Corp. (I)	21,580	79,846
Lam Research Corp. (I)	55,725	2,310,359
Lattice Semiconductor Corp. (I)	36,150	197,018
Linear Technology Corp.	79,824	3,062,847
LSI Corp. (I)	188,683	1,279,271
LTX-Credence Corp. (I)	15,195	91,778
M/A-COM Technology
Solutions Holdings, Inc. (I)	2,027	32,574
MaxLinear, Inc., Class A (I)	7,688	47,666
Mellanox Technologies, Ltd. (I)	6,506	359,436
MEMC Electronic Materials, Inc. (I)	178,515	785,466
Micrel, Inc. (L)	14,370	151,029
Microchip Technology, Inc. (L)	67,058	2,465,052
Micron Technology, Inc. (I)	350,723	3,500,216

326

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Microsemi Corp. (I)	26,483	$613,611
Mindspeed Technologies, Inc. (I)	12,394	41,272
MKS Instruments, Inc.	15,663	426,034
Monolithic Power Systems, Inc. (L)	9,070	221,036
MoSys, Inc. (I)	10,946	51,556
Nanometrics, Inc. (I) (L)	7,341	105,931
NeoPhotonics Corp. (I)	6,765	34,569
NVE Corp. (I) (L)	1,543	87,056
NVIDIA Corp.	214,475	2,749,570
OmniVision Technologies, Inc. (I) (L)	15,668	215,905
PDF Solutions, Inc. (I)	7,326	117,363
Pericom Semiconductor Corp. (I)	7,777	52,961
Photronics, Inc. (I) (L)	18,522	123,727
PLX Technology, Inc. (I)	14,226	64,871
Power Integrations, Inc. (L)	8,551	371,199
QuickLogic Corp. (I) (L)	15,258	37,535
Rambus, Inc. (I)	33,873	190,028
Renewable Energy Corp. ASA (I)	50	10
RF Micro Devices, Inc. (I)	215,175	1,144,731
Rohm Company, Ltd.	17,410	605,073
Rubicon Technology, Inc. (I)	5,503	36,320
Rudolph Technologies, Inc. (I) (L)	9,757	114,937
Semtech Corp. (I)	50,553	1,789,071
Sigma Designs, Inc. (I)	11,250	54,788
Silicon Image, Inc. (I)	25,628	124,552
Silicon Laboratories, Inc. (I) (L)	18,039	746,093
Skyworks Solutions, Inc. (I)	90,161	1,986,247
Spansion, Inc., Class A (I)	14,543	187,168
STMicroelectronics NV	116,851	899,913
Sumco Corp.	21,811	248,036
SunPower Corp. (I) (L)	12,546	144,781
Supertex, Inc.	3,212	71,339
Teradyne, Inc. (I) (L)	65,315	1,059,409
Tessera Technologies, Inc.	15,479	290,231
Texas Instruments, Inc. (L)	379,231	13,455,116
Tokyo Electron, Ltd.	31,528	1,344,318
TriQuint Semiconductor, Inc. (I)	50,937	257,232
Ultra Clean Holdings (I)	8,402	54,613
Ultratech, Inc. (I)	7,840	309,915
Veeco Instruments, Inc. (I)	11,635	445,970
Volterra Semiconductor Corp. (I)	7,855	111,541
Xilinx, Inc.	89,780	3,426,903

		134,946,108
Software - 2.7%
Accelrys, Inc. (I)	16,880	164,749
ACI Worldwide, Inc. (I) (L)	30,333	1,482,070
Actuate Corp. (I)	15,943	95,658
Adobe Systems, Inc. (I)	171,211	7,449,391
Advent Software, Inc. (I)	24,382	681,965
American Software, Inc., Class A	7,718	64,214
ANSYS, Inc. (I)	43,667	3,555,367
Aspen Technology, Inc. (I)	27,873	900,019
Autodesk, Inc. (I)	77,126	3,180,676
AVG Technologies NV (I) (L)	2,638	36,721
Blackbaud, Inc.	13,610	403,264
BMC Software, Inc. (I)	45,118	2,090,317
Bottomline Technologies, Inc. (I) (L)	11,163	318,257
BroadSoft, Inc. (I) (L)	8,301	219,727
CA, Inc.	114,247	2,875,597
Cadence Design Systems, Inc. (I) (L)	132,269	1,842,507
Callidus Software, Inc. (I)	11,840	54,109
Citrix Systems, Inc. (I)	63,982	4,616,941
CommVault Systems, Inc. (I) (L)	33,534	2,749,117

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Compuware Corp. (I)	99,681	$1,246,013
Comverse, Inc. (I)	6,682	187,363
Concur Technologies, Inc. (I) (L)	21,404	1,469,599
Dassault Systemes SA	11,473	1,327,203
Digimarc Corp.	2,397	52,662
Ebix, Inc. (L)	8,596	139,427
Electronic Arts, Inc. (I)	103,001	1,823,118
Ellie Mae, Inc. (I) (L)	7,572	182,107
EPIQ Systems, Inc.	9,529	133,692
ePlus, Inc.	1,270	58,687
FactSet Research Systems, Inc. (L)	19,059	1,764,863
Fair Isaac Corp.	26,907	1,229,381
Glu Mobile Inc. (I) (L)	17,327	51,634
Guidance Software, Inc. (I)	4,594	49,845
Guidewire Software, Inc. (I)	6,149	236,368
Imperva, Inc. (I) (L)	3,084	118,734
Infoblox, Inc. (I)	2,454	53,252
Informatica Corp. (I)	50,609	1,744,492
Interactive Intelligence Group (I)	4,448	197,269
Intuit, Inc.	95,631	6,278,175
Jive Software, Inc. (I)	5,174	78,645
Konami Corp.	18,099	361,869
Manhattan Associates, Inc. (I)	6,043	448,934
Mentor Graphics Corp.	72,383	1,306,513
MICROS Systems, Inc. (I) (L)	37,225	1,694,110
Microsoft Corp.	2,587,699	74,034,068
MicroStrategy, Inc., Class A (I)	2,581	260,887
Monotype Imaging Holdings, Inc.	11,177	265,454
Netscout Systems, Inc. (I)	10,992	270,073
Nexon Company, Ltd.	20,353	198,900
Nice Systems, Ltd. (I)	10,560	389,312
Nintendo Company, Ltd.	19,542	2,114,749
Oracle Corp.	1,267,567	40,993,117
Oracle Corp. Japan	6,706	302,504
Pegasystems, Inc.	5,252	147,476
Pervasive Software, Inc. (I)	4,513	41,384
Progress Software Corp. (I)	18,763	427,421
PROS Holdings, Inc. (I)	6,679	181,468
PTC, Inc. (I)	91,850	2,341,257
QLIK Technologies, Inc. (I)	25,818	666,879
RealPage, Inc. (I) (L)	10,928	226,319
Red Hat, Inc. (I)	66,314	3,352,836
Rosetta Stone, Inc. (I)	3,418	52,569
Rovi Corp. (I)	48,718	1,043,052
Salesforce.com, Inc. (I) (L)	46,247	8,270,351
SAP AG	169,055	13,547,991
Seachange International, Inc. (I)	8,801	104,644
SolarWinds, Inc. (I)	28,830	1,703,853
Solera Holdings, Inc.	32,386	1,889,075
Sourcefire, Inc. (I) (L)	8,891	526,614
SS&C Technologies Holdings, Inc. (I)	9,998	299,740
Symantec Corp. (I)	236,566	5,838,449
Synchronoss Technologies, Inc. (I) (L)	8,417	261,180
Synopsys, Inc. (I)	72,209	2,590,859
Take-Two Interactive Software, Inc. (I)	23,632	381,657
Tangoe, Inc. (I) (L)	9,127	113,084
Telenav, Inc. (I)	5,385	34,733
The Sage Group PLC	223,090	1,165,149
TIBCO Software, Inc. (I)	73,091	1,477,900
TiVo, Inc. (I)	37,708	467,202
Trend Micro, Inc.	19,064	535,517
Tyler Technologies, Inc. (I)	8,993	550,911
Ultimate Software Group, Inc. (I)	7,959	829,009

327

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
VASCO Data Security International, Inc. (I)	8,999	$75,952
Verint Systems, Inc. (I)	15,142	553,440
VirnetX Holding Corp. (I) (L)	12,630	242,117
Websense, Inc. (I)	11,484	172,260

		223,956,033

		1,117,490,003
Materials - 5.1%
Chemicals - 2.7%
A. Schulman, Inc.	8,840	278,990
ADA-ES, Inc. (I)	2,908	77,266
Air Liquide SA	57,186	6,953,463
Air Products & Chemicals, Inc.	71,269	6,208,955
Air Water, Inc.	28,265	394,020
Airgas, Inc.	23,450	2,325,302
Akzo Nobel NV	43,794	2,782,697
Albemarle Corp.	41,677	2,605,646
American Vanguard Corp.	8,348	254,948
Arabian American Development Company (I)	6,477	54,601
Arkema SA	11,467	1,044,319
Asahi Kasei Corp.	231,600	1,564,379
Ashland, Inc.	34,511	2,564,167
Axiall Corp.	20,394	1,267,691
Balchem Corp.	8,850	388,869
BASF SE	168,522	14,765,117
Cabot Corp.	28,070	959,994
Calgon Carbon Corp. (I) (L)	17,250	312,225
CF Industries Holdings, Inc.	21,627	4,117,132
Chemtura Corp. (I)	29,536	638,273
Croda International PLC	24,843	1,036,149
Cytec Industries, Inc.	21,080	1,561,606
Daicel Corp.	54,985	430,586
Denki Kagaku Kogyo KK	83,570	301,664
E.I. du Pont de Nemours & Company (L)	320,701	15,765,661
Eastman Chemical Company	52,845	3,692,280
Ecolab, Inc.	91,122	7,306,162
EMS-Chemie Holding AG	1,500	451,946
Ferro Corp. (I)	26,759	180,623
Flotek Industries, Inc. (I) (L)	15,146	247,637
FMC Corp.	47,253	2,694,839
FutureFuel Corp.	5,972	72,560
Givaudan AG	1,525	1,873,818
H.B. Fuller Company	14,849	580,299
Hawkins, Inc. (L)	2,827	112,939
Hitachi Chemical, Ltd.	19,570	299,881
Incitec Pivot, Ltd.	299,029	965,772
Innophos Holdings, Inc.	6,512	355,295
Innospec, Inc.	6,925	306,639
International Flavors & Fragrances, Inc.	27,993	2,146,223
Intrepid Potash, Inc. (L)	25,188	472,527
Israel Chemicals, Ltd.	81,713	1,057,132
Israel Corp., Ltd.	434	329,756
Johnson Matthey PLC	37,626	1,316,119
JSR Corp.	32,690	669,792
K&S AG	31,632	1,471,422
Kaneka Corp.	48,748	281,878
Kansai Paint Company, Ltd.	38,886	432,360
KMG Chemicals, Inc.	2,771	53,868
Koninklijke DSM NV	28,357	1,652,006
Koppers Holdings, Inc.	6,280	276,194
Kraton Performance Polymers, Inc. (I)	9,738	227,869
Kuraray Company, Ltd.	63,125	890,240
Landec Corp. (I)	7,922	114,631

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
Lanxess AG	15,279	$1,083,783
Linde AG	33,887	6,303,699
LSB Industries, Inc. (I)	5,671	197,237
LyondellBasell Industries NV, Class A	130,334	8,248,839
Minerals Technologies, Inc.	26,965	1,119,317
Mitsubishi Chemical Holdings Corp.	248,502	1,182,870
Mitsubishi Gas & Chemicals Company, Inc.	69,217	458,090
Mitsui Chemicals, Inc.	154,590	336,842
Monsanto Company	183,922	19,427,681
NewMarket Corp. (L)	5,057	1,316,641
Nitto Denko Corp.	30,361	1,824,460
Novozymes A/S, B shares	44,783	1,517,574
Olin Corp. (L)	61,569	1,552,770
OM Group, Inc. (I)	9,826	230,714
OMNOVA Solutions, Inc. (I)	14,451	110,839
Orica, Ltd.	67,154	1,713,784
PolyOne Corp.	29,907	730,034
PPG Industries, Inc.	49,032	6,567,346
Praxair, Inc.	101,667	11,339,937
Quaker Chemical Corp.	3,890	229,588
Rentech, Inc.	70,238	165,059
RPM International, Inc.	62,063	1,959,950
Sensient Technologies Corp.	38,254	1,495,349
Shin-Etsu Chemical Company, Ltd.	75,391	5,003,033
Showa Denko KK (L)	253,827	382,780
Sigma-Aldrich Corp. (L)	41,339	3,211,214
Sika AG	394	958,129
Solvay SA	10,894	1,476,457
Stepan Company	5,009	316,068
Sumitomo Chemical Company, Ltd.	273,291	858,825
Syngenta AG	17,068	7,134,097
Taiyo Nippon Sanso Corp.	42,657	296,782
Teijin, Ltd.	167,243	387,666
The Dow Chemical Company (L)	413,409	13,162,943
The Mosaic Company	94,983	5,661,937
The Scotts Miracle-Gro Company, Class A (L)	18,190	786,536
The Sherwin-Williams Company	29,458	4,975,162
Toray Industries, Inc.	269,562	1,830,514
Tredegar Corp.	7,376	217,149
Ube Industries, Ltd.	179,889	355,000
Umicore SA	20,951	985,602
Valspar Corp.	39,289	2,445,740
Yara International ASA	33,923	1,542,957
Zep, Inc.	6,891	103,434
Zoltek Companies, Inc. (I) (L)	8,845	105,698

		220,496,553
Construction Materials - 0.3%
Boral, Ltd.	142,225	729,405
Cimpor-Cimentos de Portugal SA	9	39
CRH PLC	125,168	2,765,779
CRH PLC (London Exchange)	7,591	168,523
Eagle Materials, Inc.	14,594	972,398
Fletcher Building, Ltd.	125,501	901,538
Headwaters, Inc. (I)	19,359	211,013
HeidelbergCement AG	25,830	1,857,238
Holcim, Ltd.	42,078	3,356,991
Imerys SA	6,040	392,783
James Hardie Industries, Ltd.	80,263	839,586
Lafarge SA	34,327	2,283,107
Martin Marietta Materials, Inc.	21,476	2,190,982
Taiheiyo Cement Corp.	209,279	502,554
Texas Industries, Inc. (I) (L)	6,747	425,803
United States Lime & Minerals, Inc. (I)	624	33,191

328

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction Materials (continued)
Vulcan Materials Company (L)	44,577	$2,304,631

		19,935,561
Containers & Packaging - 0.3%
AEP Industries, Inc. (I)	1,332	95,651
Amcor, Ltd.	221,983	2,155,509
Aptargroup, Inc. (L)	31,147	1,786,280
Ball Corp.	51,286	2,440,188
Bemis Company, Inc. (L)	35,351	1,426,766
Boise, Inc.	30,293	262,337
Graphic Packaging Holding Company (I)	44,136	330,579
Greif, Inc., Class A	14,268	765,050
MeadWestvaco Corp.	60,304	2,189,035
Myers Industries, Inc.	10,142	141,582
Owens-Illinois, Inc. (I)	56,304	1,500,502
Packaging Corp. of America	46,116	2,069,225
Rexam PLC	145,238	1,164,683
Rock-Tenn Company, Class A	33,696	3,126,652
Sealed Air Corp.	66,791	1,610,331
Silgan Holdings, Inc.	21,269	1,004,960
Sonoco Products Company	47,441	1,659,961
Toyo Seikan Kaisha, Ltd.	27,129	375,902
UFP Technologies, Inc. (I)	2,012	39,616

		24,144,809
Metals & Mining - 1.6%
A. M. Castle & Company (I) (L)	5,314	92,995
AK Steel Holding Corp. (L)	37,810	125,151
Alcoa, Inc. (L)	367,075	3,127,479
Allegheny Technologies, Inc. (L)	36,890	1,169,782
Alumina, Ltd.	464,900	543,224
AMCOL International Corp. (L)	7,726	233,248
Anglo American PLC	254,830	6,560,036
Antofagasta PLC	72,438	1,084,673
ArcelorMittal	183,510	2,370,424
BHP Billiton PLC	387,436	11,248,726
BHP Billiton, Ltd.	589,068	20,157,905
Boliden AB	50,232	810,300
Carpenter Technology Corp.	20,759	1,023,211
Century Aluminum Company (I)	16,101	124,622
Cliffs Natural Resources, Inc. (L)	52,010	988,710
Coeur d’Alene Mines Corp. (I)	26,752	504,543
Commercial Metals Company	54,780	868,263
Compass Minerals International, Inc. (L)	15,632	1,233,365
Daido Steel Company, Ltd.	49,557	264,096
Eurasian Natural Resources Corp. PLC	48,504	181,645
Evraz PLC	54,793	186,001
Fortescue Metals Group, Ltd. (L)	257,176	1,065,081
Freeport-McMoRan Copper & Gold, Inc.	325,933	10,788,382
Fresnillo PLC	32,957	681,155
General Moly, Inc. (I)	21,432	47,365
Glencore International PLC (L)	716,286	3,894,429
Globe Specialty Metals, Inc. (L)	18,924	263,422
Gold Reserve, Inc. (I)	16,533	46,292
Gold Resource Corp. (L)	8,999	117,257
Golden Minerals Company (I) (L)	9,864	23,476
Golden Star Resources, Ltd. (I) (L)	78,098	124,957
Haynes International, Inc.	3,820	211,246
Hecla Mining Company (L)	84,640	334,328
Hitachi Metals, Ltd.	31,164	298,334
Horsehead Holding Corp. (I)	14,069	153,071
Iluka Resources, Ltd. (L)	76,672	749,687
JFE Holdings, Inc.	90,135	1,742,429
Kaiser Aluminum Corp. (L)	5,902	381,564

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
Kazakhmys PLC	37,305	$222,712
Kobe Steel, Ltd. (I)	463,117	544,874
Maruichi Steel Tube, Ltd.	8,861	206,908
Materion Corp. (L)	6,328	180,348
McEwen Mining, Inc. (I) (L)	65,187	186,435
Metals USA Holdings Corp.	3,554	73,390
Midway Gold Corp. (I)	42,359	51,678
Mitsubishi Materials Corp.	203,333	575,065
Newcrest Mining, Ltd.	140,614	2,938,456
Newmont Mining Corp.	170,499	7,142,203
Nippon Steel Corp.	1,396,067	3,552,949
Noranda Aluminum Holding Corp.	11,196	50,270
Norsk Hydro ASA	170,472	741,436
Nucor Corp. (L)	109,050	5,032,658
Olympic Steel, Inc. (L)	3,069	73,349
OZ Minerals, Ltd.	55,424	309,039
Paramount Gold and Silver Corp. (I) (L)	39,898	88,973
Randgold Resources, Ltd.	16,043	1,381,506
Reliance Steel & Aluminum Company (L)	35,809	2,548,527
Rio Tinto PLC	245,939	11,583,905
Rio Tinto, Ltd.	79,770	4,766,198
Royal Gold, Inc.	30,542	2,169,398
RTI International Metals, Inc. (I) (L)	9,336	295,858
Salzgitter AG	6,907	277,300
Schnitzer Steel Industries, Inc., Class A (L)	7,818	208,428
Sims Metal Management, Ltd.	29,075	304,720
Steel Dynamics, Inc.	103,251	1,638,593
Stillwater Mining Company (I) (L)	35,062	453,352
Sumitomo Metal Mining Company, Ltd.	96,343	1,368,542
SunCoke Energy, Inc. (I)	21,564	352,140
ThyssenKrupp AG	70,803	1,440,972
U.S. Silica Holdings, Inc.	3,885	91,608
United States Steel Corp. (L)	49,521	965,660
Universal Stainless & Alloy (I)	2,243	81,533
US Antimony Corp. (I) (L)	17,328	29,977
Vedanta Resources PLC	20,004	305,902
Vista Gold Corp. (I) (L)	18,470	39,895
Voestalpine AG	20,671	635,551
Worthington Industries, Inc.	40,668	1,259,895
Xstrata PLC	385,147	6,277,784
Yamato Kogyo Company, Ltd.	7,886	216,098

		134,484,959
Paper & Forest Products - 0.2%
Buckeye Technologies, Inc.	11,797	353,320
Clearwater Paper Corp. (I)	7,044	371,148
Deltic Timber Corp. (L)	3,255	223,684
Domtar Corp. (L)	16,305	1,265,594
International Paper Company	151,452	7,054,634
KapStone Paper and Packaging Corp.	12,113	336,741
Louisiana-Pacific Corp. (I)	106,605	2,302,668
Neenah Paper, Inc.	4,817	148,171
Nippon Paper Group, Inc. (L)	18,597	283,691
OJI Paper Company, Ltd.	143,933	540,758
P.H. Glatfelter Company	12,640	295,523
Resolute Forest Products (I) (L)	24,097	389,889
Schweitzer-Mauduit International, Inc.	9,232	357,555
Stora Enso OYJ, Series R (L)	100,730	652,548
UPM-Kymmene OYJ (L)	96,591	1,082,110
Wausau Paper Corp. (L)	13,438	144,862

		15,802,896

		414,864,778

329

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telecommunication Services - 3.2%
Diversified Telecommunication Services - 2.5%
8x8, Inc. (I) (L)	21,656	$148,344
American Tower Corp.	135,621	10,431,967
AT&T, Inc.	1,885,043	69,162,228
Atlantic Tele-Network, Inc.	2,806	136,119
Belgacom SA (L)	27,977	696,166
Bezeq The
Israeli Telecommunication Corp., Ltd.	342,295	475,031
BT Group PLC	1,442,384	6,077,620
Cbeyond, Inc. (I)	8,299	61,662
CenturyLink, Inc. (L)	214,826	7,546,837
Cincinnati Bell, Inc. (I) (L)	59,789	194,912
Cogent Communications Group, Inc.	14,371	379,394
Consolidated
Communications Holdings, Inc. (L)	11,800	207,090
Deutsche Telekom AG	514,433	5,439,598
Elisa OYJ, Class A (L)	25,759	478,735
Fairpoint Communications, Inc. (I) (L)	6,985	52,178
France Telecom SA	340,878	3,456,398
Frontier Communications Corp. (L)	342,674	1,363,843
General Communication, Inc., Class A (I)	11,459	105,079
Hawaiian Telcom Holdco, Inc. (I)	3,143	72,509
HickoryTech Corp.	4,595	46,639
HKT Trust and HKT, Ltd.	413,254	413,561
IDT Corp., Class B	4,517	54,475
Iliad SA	4,183	890,475
inContact, Inc. (I) (L)	12,277	99,321
Inmarsat PLC	82,313	880,693
Iridium Communications, Inc. (I) (L)	15,966	96,115
Koninklijke KPN NV (L)	184,142	623,989
Lumos Networks Corp.	4,837	65,203
magicJack VocalTec, Ltd. (I) (L)	4,547	63,658
Nippon Telegraph & Telephone Corp.	80,259	3,501,179
ORBCOMM, Inc. (I)	11,613	60,504
PCCW, Ltd.	752,479	347,287
Portugal Telecom SGPS SA (L)	114,020	566,817
Premiere Global Services, Inc. (I)	15,371	168,927
Primus Telecommunications Group, Inc. (L)	3,974	43,913
Singapore Telecommunications, Ltd.	1,437,549	4,168,147
Singapore Telecommunications, Ltd.
(Singapore Exchange)	28,535	82,521
Swisscom AG	4,284	1,982,879
TDC A/S	121,541	938,686
Tele2 AB, B Shares	58,446	1,018,347
Telecom Corp. of New Zealand, Ltd. (L)	341,458	669,556
Telecom Italia RSP	1,109,149	685,112
Telecom Italia SpA (Italian Exchange)	1,725,726	1,225,574
Telefonica SA	751,291	10,155,145
Telekom Austria AG	41,656	273,606
Telenet Group Holding NV	9,375	463,546
Telenor ASA	129,016	2,829,570
TeliaSonera AB	398,277	2,847,251
Telstra Corp., Ltd.	796,808	3,745,916
Towerstream Corp. (I)	16,418	36,612
tw telecom, Inc. (I)	71,551	1,802,370
Verizon Communications, Inc.	981,127	48,222,392
Vivendi SA	242,783	5,028,304
Vonage Holdings Corp. (I)	47,384	136,940
Windstream Corp. (L)	202,659	1,611,139
Ziggo NV	22,100	778,099

		203,110,178

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Wireless Telecommunication Services - 0.7%
Boingo Wireless, Inc. (I)	5,603	$30,929
Crown Castle International Corp. (I)	100,628	7,007,734
KDDI Corp.	98,350	4,114,767
Leap Wireless International, Inc. (I) (L)	17,133	100,913
MetroPCS Communications, Inc. (I)	109,853	1,197,398
Millicom International Cellular SA	11,616	928,756
NTELOS Holdings Corp.	4,972	63,691
NTT DOCOMO, Inc.	2,796	4,155,408
Shenandoah Telecommunications Company (L)	7,589	115,580
Softbank Corp.	173,954	8,015,811
Sprint Nextel Corp. (I)	1,033,442	6,417,675
StarHub, Ltd.	112,963	396,579
Telephone & Data Systems, Inc.	47,130	993,029
USA Mobility, Inc.	7,206	95,624
Vodafone Group PLC	9,020,289	25,602,726

		59,236,620

		262,346,798
Utilities - 3.5%
Electric Utilities - 1.8%
Acciona SA	4,730	260,080
ALLETE, Inc.	11,437	560,642
American Electric Power Company, Inc.	166,716	8,107,399
Cheung Kong Infrastructure Holdings, Ltd.	91,843	629,576
Chubu Electric Power Company, Inc.	118,323	1,441,779
Cleco Corp.	46,675	2,195,125
CLP Holdings, Ltd.	324,256	2,842,243
Contact Energy, Ltd.	69,201	330,410
Duke Energy Corp.	241,880	17,558,069
Edison International	111,823	5,626,933
EDP - Energias de Portugal SA	350,756	1,082,631
El Paso Electric Company	12,108	407,434
Electricite de France SA	44,181	847,728
Enel SpA	1,204,503	3,950,791
Entergy Corp.	61,133	3,866,051
Exelon Corp.	293,506	10,120,087
FirstEnergy Corp.	143,564	6,058,401
Fortum OYJ	81,635	1,650,090
Great Plains Energy, Inc.	72,070	1,671,303
Hawaiian Electric Industries, Inc.	46,094	1,277,265
Hokkaido Electric Power Company, Inc.	34,443	352,554
Hokuriku Electric Power Company	29,919	369,807
Iberdrola SA	864,522	4,031,620
IDACORP, Inc.	38,372	1,852,216
Kyushu Electric Power Company, Inc.	78,298	799,230
MGE Energy, Inc. (L)	6,817	377,934
NextEra Energy, Inc.	145,496	11,302,129
Northeast Utilities	107,893	4,689,030
NV Energy, Inc.	110,499	2,213,295
OGE Energy Corp.	46,366	3,244,693
Otter Tail Corp. (L)	10,636	331,205
Pepco Holdings, Inc.	78,983	1,690,236
Pinnacle West Capital Corp.	37,670	2,180,716
PNM Resources, Inc.	61,172	1,424,696
Portland General Electric Company	22,426	680,181
Power Assets Holdings, Ltd.	253,387	2,394,231
PPL Corp.	200,077	6,264,411
Red Electrica Corp. SA	19,910	1,002,255
Shikoku Electric Power Company, Inc.	30,125	429,140
SP AusNet	313,421	390,236
SSE PLC	175,766	3,971,519
Terna Rete Elettrica Nazionale SpA	240,376	997,118
The Chugoku Electric Power Company, Inc.	54,467	711,452

330

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electric Utilities (continued)
The Empire District Electric Company	12,832	$287,437
The Kansai Electric Power Company, Ltd.	137,939	1,309,428
The Southern Company	298,287	13,995,626
Tohoku Electric Power Company, Inc. (I)	83,079	661,851
Tokyo Electric Power Company, Inc. (I)	269,336	669,813
UIL Holdings Corp. (L)	15,305	605,925
Unitil Corp.	4,589	129,089
UNS Energy Corp.	12,073	590,853
Verbund AG, Class A	12,824	278,203
Westar Energy, Inc.	59,525	1,975,040
Xcel Energy, Inc.	167,607	4,977,928

		147,665,134
Gas Utilities - 0.3%
AGL Resources, Inc. (L)	40,451	1,696,919
APA Group, Ltd.	151,996	945,142
Atmos Energy Corp.	42,507	1,814,624
Chesapeake Utilities Corp.	3,049	149,553
Enagas SA	35,166	821,676
Gas Natural SDG SA	64,131	1,136,607
Hong Kong & China Gas Company, Ltd.	958,706	2,794,160
National Fuel Gas Company	39,242	2,407,497
New Jersey Resources Corp. (L)	12,352	553,987
Northwest Natural Gas Company (L)	8,021	351,480
ONEOK, Inc.	70,341	3,353,155
Osaka Gas Company, Ltd.	344,488	1,506,083
Piedmont Natural Gas Company, Inc. (L)	21,241	698,404
Questar Corp.	82,137	1,998,393
Snam SpA	311,235	1,419,916
South Jersey Industries, Inc.	9,062	503,757
Southwest Gas Corp.	13,549	643,036
The Laclede Group, Inc. (L)	6,653	284,083
Toho Gas Company, Ltd.	72,924	464,351
Tokyo Gas Company, Ltd.	450,269	2,433,835
UGI Corp.	53,041	2,036,244
WGL Holdings, Inc.	39,365	1,735,997

		29,748,899
Independent Power Producers & Energy Traders - 0.1%
AES Corp.	212,451	2,670,509
Atlantic Power Corp.	35,567	175,345
EDP Renovaveis SA (I)	48	232
Electric Power Development Company, Ltd.	21,106	537,140
Enel Green Power SpA	317,950	597,098
Genie Energy, Ltd., B Shares	5,510	51,023
NRG Energy, Inc.	110,927	2,938,456
Ormat Technologies, Inc.	5,762	118,985

		7,088,788
Multi-Utilities - 1.2%
A2A SpA	39	23
AGL Energy, Ltd.	100,373	1,660,664
Alliant Energy Corp.	52,106	2,614,679
Ameren Corp.	83,287	2,916,711
Avista Corp.	17,626	482,952
Black Hills Corp. (L)	33,992	1,497,008
CenterPoint Energy, Inc.	146,785	3,516,969
Centrica PLC	951,897	5,326,853
CH Energy Group, Inc.	4,338	283,662
CMS Energy Corp.	90,891	2,539,495
Consolidated Edison, Inc.	100,534	6,135,590
Dominion Resources, Inc.	197,819	11,509,109
DTE Energy Company	59,225	4,047,437
E.ON AG	329,816	5,761,033

Strategic Equity Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multi-Utilities (continued)
GDF Suez	243,439	$4,692,071
Integrys Energy Group, Inc.	26,902	1,564,620
MDU Resources Group, Inc.	88,573	2,213,439
National Grid PLC	666,845	7,765,591
NiSource, Inc.	106,807	3,133,717
NorthWestern Corp.	10,872	433,358
PG&E Corp.	150,568	6,704,793
Public Service Enterprise Group, Inc.	173,681	5,964,206
RWE AG	89,806	3,348,914
SCANA Corp.	45,442	2,324,813
Sempra Energy	77,664	6,208,460
Suez Environnement Company	50,973	650,503
TECO Energy, Inc. (L)	70,077	1,248,772
Vectren Corp.	38,630	1,368,275
Veolia Environnement SA	61,718	779,109
Wisconsin Energy Corp.	78,600	3,371,154

		100,063,980
Water Utilities - 0.1%
American States Water Company (L)	5,557	319,916
Aqua America, Inc. (L)	65,905	2,072,053
Artesian Resources Corp., Class A	2,857	64,197
Cadiz, Inc. (I) (L)	4,600	31,096
California Water Service Group	12,605	250,840
Connecticut Water Service, Inc. (L)	3,034	88,684
Consolidated Water Company, Ltd.	5,334	52,807
Middlesex Water Company	5,077	99,103
Severn Trent PLC	43,801	1,139,968
SJW Corp. (L)	4,466	118,349
United Utilities Group PLC	125,373	1,350,391
York Water Company	4,674	87,840

		5,675,244

		290,242,045

TOTAL COMMON STOCKS (Cost $6,889,142,285)		$7,918,220,820

PREFERRED SECURITIES - 0.1%
Consumer Discretionary - 0.1%
Bayerische Motoren Werke AG	9,916	633,608
Porsche Automobil Holding SE	28,154	2,059,234
ProSiebenSat.1 Media AG	19,164	684,554
Volkswagen AG	26,495	5,266,699

		8,644,095
Consumer Staples - 0.0%
Henkel AG & Company KgaA	32,552	3,134,190
Utilities - 0.0%
RWE AG (L)	7,347	263,542

TOTAL PREFERRED SECURITIES (Cost $9,782,569)		$12,041,827

INVESTMENT COMPANIES - 0.6%
Firsthand Technology Value Fund, Inc. (I)	2,811	54,224
iShares MSCI EAFE Index Fund	562,093	33,152,245
iShares Russell 2000 Index Fund (L)	137,628	12,972,815

TOTAL INVESTMENT COMPANIES (Cost $44,570,491)		$46,179,284

WARRANTS - 0.0%
Energy - 0.0%
Magnum Hunter Resources (Expiration Date:
10/14/2013; Strike Price: $10.50) (I) (L)	3,567	464

TOTAL WARRANTS (Cost $1,417)		$464

331

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
		Shares or
		Principal
		Amount	Value

SECURITIES LENDING COLLATERAL - 6.1%
John Hancock Collateral
Investment Trust, 0.2481% (W) (Y)		49,498,387	495,414,505

TOTAL SECURITIES LENDING
COLLATERAL (Cost $495,353,991)			$495,414,505

SHORT-TERM INVESTMENTS - 1.4%
Repurchase Agreement - 1.4%
Repurchase Agreement with State Street Corp.
dated 03/28/2013 at 0.010% to be
repurchased at $117,207,130 on 04/01/2013,
collateralized by $118,260,000
U.S. Treasury Notes, 0.875% - 2.750% due
01/31/2018 - 02/28/2018 (valued at
$119,567,613, including interest)		$117,207,000	$117,207,000

TOTAL SHORT-TERM INVESTMENTS (Cost $117,207,000)			$117,207,000

Total Investments (Strategic Equity Allocation Trust)
(Cost $7,556,057,753) - 104.9%			$8,589,063,900
Other assets and liabilities, net - (4.9%)			(400,287,888)

TOTAL NET ASSETS - 100.0%			$8,188,776,012

Strategic Income Opportunities Trust
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 27.1%
Australia - 2.0%
New South Wales Treasury Corp.
6.000%, 05/01/2020	AUD	3,905,000	$4,570,550
Queensland Treasury Corp.
6.000%, 10/21/2015 to 04/21/2016		4,984,000	5,547,132

			10,117,682
Brazil - 0.6%
Federative Republic of Brazil
8.500%, 01/05/2024	BRL	3,440,000	1,808,734
10.250%, 01/10/2028		2,434,000	1,445,404

			3,254,138
Canada - 3.8%
Canada Housing Trust No. 1
2.750%, 06/15/2016 (S)	CAD	3,500,000	3,600,020
Government of Canada
3.000%, 12/01/2015		4,130,000	4,270,465
Province of Alberta
1.700%, 12/15/2017		2,325,000	2,287,396
Province of Ontario
3.150%, 09/08/2015		1,150,000	1,181,947
6.250%, 06/16/2015	NZD	5,777,000	5,122,877
Province of Quebec
4.500%, 12/01/2016	CAD	2,000,000	2,172,092

			18,634,797
Indonesia - 1.6%
Republic of Indonesia
6.125%, 05/15/2028	IDR	16,000,000,000	1,613,011
7.000%, 05/15/2022		8,000,000,000	907,727
8.250%, 07/15/2021		5,970,000,000	726,735
9.500%, 06/15/2015		28,220,000,000	3,197,757
10.000%, 07/15/2017		10,880,000,000	1,332,641

Strategic Income Opportunities Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Indonesia (continued)
Republic of Indonesia (continued)
14.250%, 06/15/2013	IDR	3,250,000,000	$341,867

			8,119,738
Ireland - 1.8%
Government of Ireland
5.400%, 03/13/2025	EUR	6,275,000	8,695,146
Malaysia - 1.4%
Government of Malaysia
3.835%, 08/12/2015	MYR	12,850,000	4,224,789
4.262%, 09/15/2016		7,900,000	2,650,106

			6,874,895
Mexico - 0.8%
Government of Mexico
6.000%, 06/18/2015	MXN	23,000,000	1,929,989
9.500%, 12/18/2014		21,500,000	1,894,051

			3,824,040
New Zealand - 2.7%
Dominion of New Zealand
5.000%, 03/15/2019	NZD	2,000,000	1,849,625
6.000%, 12/15/2017 to 05/15/2021		11,760,000	11,304,642

			13,154,267
Norway - 1.2%
Government of Norway
4.500%, 05/22/2019	NOK	10,247,000	2,042,119
5.000%, 05/15/2015		18,498,000	3,413,583
6.500%, 05/15/2013		3,400,000	584,937

			6,040,639
Peru - 0.1%
Republic of Peru
7.350%, 07/21/2025		$280,000	395,220
Philippines - 2.0%
Republic of Philippines
4.950%, 01/15/2021	PHP	33,000,000	923,854
5.875%, 12/16/2020 to 03/01/2032		157,303,440	4,705,163
6.250%, 01/14/2036		43,000,000	1,400,055
6.500%, 04/28/2021		91,000,000	2,806,943

			9,836,015
Singapore - 1.1%
Republic of Singapore
1.375%, 10/01/2014	SGD	1,000,000	820,251
2.375%, 04/01/2017		2,800,000	2,431,692
3.250%, 09/01/2020		2,260,000	2,088,463

			5,340,406
South Korea - 4.2%
Korea Treasury Bond Coupon Strips, IO
3.554%, 09/10/2013	KRW	83,030,000	73,803
3.601%, 03/10/2014		83,030,000	72,889
3.658%, 09/10/2014		83,030,000	71,990
3.702%, 03/10/2015		83,030,000	71,106
3.772%, 09/10/2015		83,030,000	70,240
3.899%, 03/10/2016 to 09/10/2016		166,060,000	137,842
3.958%, 03/10/2017		83,030,000	67,601
4.042%, 09/10/2017		83,030,000	66,724
4.109%, 03/10/2018		83,030,000	65,853
4.197%, 09/10/2018		83,030,000	64,930
Korea Treasury Bond Principal Strips, PO
4.196%, 09/10/2018		2,888,000,000	2,258,452

332

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
South Korea (continued)
Republic of Korea
3.250%, 06/10/2015	KRW	5,000,000,000	$4,568,726
3.500%, 03/10/2017		2,000,000,000	1,863,313
4.000%, 03/10/2016		2,750,000,000	2,577,355
4.250%, 06/10/2021		6,500,000,000	6,489,297
5.000%, 06/10/2020		2,000,000,000	2,068,988
5.750%, 09/10/2018		2,000,000	2,087

			20,591,196
Sweden - 1.9%
Kingdom of Sweden
3.750%, 08/12/2017	SEK	13,015,000	2,211,924
4.500%, 08/12/2015		13,075,000	2,167,883
5.000%, 12/01/2020		17,300,000	3,306,368
Svensk Exportkredit AB
7.625%, 06/30/2014	NZD	1,975,000	1,736,729

			9,422,904
Thailand - 1.9%
Bank of Thailand
3.200%, 10/22/2014	THB	139,000,000	4,774,181
Kingdom of Thailand
3.250%, 06/16/2017		140,000,000	4,818,629

			9,592,810

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $126,808,450)			$133,893,893

CORPORATE BONDS - 43.9%
Consumer Discretionary - 8.6%
AMC Entertainment, Inc.
8.750%, 06/01/2019		$905,000	993,213
9.750%, 12/01/2020		1,280,000	1,476,800
American Axle & Manufacturing, Inc.
6.625%, 10/15/2022		1,195,000	1,236,825
Arcos Dorados Holdings, Inc.
10.250%, 07/13/2016 (S)	BRL	1,415,000	724,393
Automotores Gildemeister SA
6.750%, 01/15/2023 (S)		$350,000	367,500
8.250%, 05/24/2021 (S)		760,000	845,500
Beazer Homes USA, Inc.
6.625%, 04/15/2018		215,000	232,469
7.250%, 02/01/2023 (S)		150,000	153,000
8.125%, 06/15/2016		700,000	757,750
9.125%, 05/15/2019		330,000	355,575
Burlington Coat Factory Warehouse Corp.
10.000%, 02/15/2019		680,000	754,800
Cablevision Systems Corp.
8.000%, 04/15/2020		1,150,000	1,293,750
CCO Holdings LLC
7.000%, 01/15/2019		1,605,000	1,729,388
Chrysler Group LLC
8.250%, 06/15/2021		370,000	413,013
Cinemark USA, Inc.
7.375%, 06/15/2021		560,000	625,800
Clear Channel Communications, Inc.
9.000%, 03/01/2021		475,000	443,531
10.750%, 08/01/2016		1,685,000	1,301,663
Clear Channel Communications, Inc., PIK
11.000%, 08/01/2016		1,011,255	801,420
Corporacion GEO SAB de CV
9.250%, 06/30/2020 (S)		200,000	173,000

Strategic Income Opportunities Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
DISH DBS Corp.
4.625%, 07/15/2017		$210,000	$217,875
5.000%, 03/15/2023 (S)		1,130,000	1,111,638
7.875%, 09/01/2019		2,300,000	2,725,500
Fontainebleau Las Vegas Holdings LLC
10.250%, 06/15/2015 (H)(S)		1,450,000	906
Ford Motor Company
4.750%, 01/15/2043		2,165,000	2,018,375
6.625%, 10/01/2028		913,000	1,053,538
7.450%, 07/16/2031		470,000	595,130
Ford Motor Credit Company LLC
4.250%, 02/03/2017		885,000	947,447
Gray Television, Inc.
7.500%, 10/01/2020		175,000	186,813
Hillman Group, Inc.
10.875%, 06/01/2018		295,000	324,500
Lamar Media Corp.
5.000%, 05/01/2023		625,000	625,000
Little Traverse Bay Bands of Odawa
Indians
9.000%, 08/31/2020 (S)		520,000	504,400
Macy’s Retail Holdings, Inc.
7.875%, 08/15/2036		974,000	1,085,376
Meritage Homes Corp.
7.000%, 04/01/2022		390,000	434,363
MGM Resorts International
8.625%, 02/01/2019		420,000	489,300
PVH Corp.
7.375%, 05/15/2020		250,000	278,750
Quebecor Media, Inc.
7.375%, 01/15/2021	CAD	170,000	181,990
QVC, Inc.
5.950%, 03/15/2043 (S)		$1,205,000	1,201,791
Regal Entertainment Group
9.125%, 08/15/2018		305,000	342,363
Shaw Communications, Inc.
5.500%, 12/07/2020	CAD	555,000	630,160
6.500%, 06/02/2014		325,000	336,031
Sirius XM Radio, Inc.
5.250%, 08/15/2022 (S)		$430,000	439,675
Standard Pacific Corp.
8.375%, 05/15/2018 to 01/15/2021		545,000	643,238
Tenneco, Inc.
6.875%, 12/15/2020		285,000	313,144
The Goodyear Tire & Rubber Company
7.000%, 05/15/2022		1,980,000	2,086,425
8.750%, 08/15/2020		320,000	366,400
Toys R Us - Delaware, Inc.
7.375%, 09/01/2016 (S)		545,000	557,944
Toys R Us Property Company II LLC
8.500%, 12/01/2017		190,000	200,688
Univision Communications, Inc.
6.750%, 09/15/2022 (S)		1,290,000	1,393,200
Videotron Ltee
7.125%, 01/15/2020 (S)	CAD	420,000	455,143
Waterford Gaming LLC
8.625%, 09/15/2014 (S)		$1,916,366	831,163
WMG Acquisition Corp.
11.500%, 10/01/2018		1,590,000	1,866,263
Wok Acquisition Corp.
10.250%, 06/30/2020 (S)		1,465,000	1,567,550

333

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
XM Satellite Radio, Inc.
7.625%, 11/01/2018 (S)		$1,420,000	$1,567,325

			42,258,794
Consumer Staples - 1.5%
Anheuser-Busch InBev Worldwide, Inc.
9.750%, 11/17/2015	BRL	2,111,000	1,129,802
ARAMARK Corp.
5.750%, 03/15/2020 (S)		$310,000	316,975
B&G Foods, Inc.
7.625%, 01/15/2018		128,000	136,640
Corporacion Lindley SA
6.750%, 11/23/2021 (S)		405,000	466,358
Corporacion Pesquera Inca SAC
9.000%, 02/10/2017 (S)		375,000	381,000
Harbinger Group, Inc.
7.875%, 07/15/2019 (S)		2,125,000	2,241,875
Marfrig Holding Europe BV
8.375%, 05/09/2018 (S)		285,000	257,213
Rite Aid Corp.
9.250%, 03/15/2020		1,300,000	1,467,375
Simmons Foods, Inc.
10.500%, 11/01/2017 (S)		955,000	949,031

			7,346,269
Energy - 3.7%
Arch Coal, Inc.
7.000%, 06/15/2019		170,000	153,425
7.250%, 06/15/2021		1,420,000	1,274,450
Bill Barrett Corp.
7.000%, 10/15/2022		1,020,000	1,068,450
Calfrac Holdings LP
7.500%, 12/01/2020 (S)		900,000	903,375
Carrizo Oil & Gas, Inc.
7.500%, 09/15/2020		425,000	453,688
Energy Future Intermediate Holding
Company LLC
11.250%, 12/01/2018 (S)		8,000	7,740
EP Energy LLC
7.750%, 09/01/2022		690,000	762,450
9.375%, 05/01/2020		2,432,000	2,808,960
EPL Oil & Gas, Inc.
8.250%, 02/15/2018		385,000	409,063
Exterran Partners LP
6.000%, 04/01/2021 (S)		630,000	627,638
Forbes Energy Services, Ltd.
9.000%, 06/15/2019		450,000	436,500
Forest Oil Corp.
7.500%, 09/15/2020 (S)		155,000	163,525
Halcon Resources Corp.
8.875%, 05/15/2021 (S)		580,000	624,950
Inkia Energy, Ltd.
8.375%, 04/04/2021 (S)		1,575,000	1,778,963
Linn Energy LLC
6.250%, 11/01/2019 (S)		530,000	541,925
MarkWest Energy Partners LP
6.500%, 08/15/2021		322,000	347,760
Niska Gas Storage US LLC
8.875%, 03/15/2018		560,000	583,800
Pertamina Persero PT
5.250%, 05/23/2021 (S)		565,000	604,550
6.500%, 05/27/2041 (S)		400,000	433,000
PHI, Inc.
8.625%, 10/15/2018		725,000	788,438

Strategic Income Opportunities Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
RDS Ultra-Deepwater, Ltd.
11.875%, 03/15/2017 (S)		$340,000	$378,250
Regency Energy Partners LP
9.375%, 06/01/2016		390,000	413,400
Sabine Pass Liquefaction LLC
5.625%, 02/01/2021 (S)		320,000	332,000
Samson Investment Company
9.750%, 02/15/2020 (S)		995,000	1,057,188
SandRidge Energy, Inc.
7.500%, 02/15/2023		845,000	876,688
Trinidad Drilling, Ltd.
7.875%, 01/15/2019 (S)		435,000	471,975

			18,302,151
Financials - 16.3%
Affinion Group Holdings, Inc.
11.625%, 11/15/2015		790,000	501,650
American International Group, Inc.
(8.175% to 05/15/2038, then 3 month
LIBOR + 4.195%)
05/15/2058		2,165,000	2,914,631
Banco Continental SA (7.375% to
10/07/2020, then 3 month
LIBOR + 6.802%)
10/07/2040 (S)		505,000	556,913
Banco Safra SA
10.250%, 08/08/2016 (S)	BRL	752,000	389,816
Banco Santander Brasil SA
8.000%, 03/18/2016 (S)		920,000	459,374
Bancolombia SA
5.950%, 06/03/2021		$850,000	956,250
BBVA Bancomer SA
6.500%, 03/10/2021 (S)		285,000	323,475
Capital One Financial Corp.
6.150%, 09/01/2016		550,000	632,328
CapitaMalls Asia Treasury, Ltd.
3.950%, 08/24/2017	SGD	3,250,000	2,736,461
Citigroup, Inc.
6.250%, 06/29/2017	NZD	1,245,000	1,101,778
Citigroup, Inc. (5.900% to 02/15/2023,
then 3 month LIBOR + 4.230%)
02/15/2023 (Q)		$570,000	592,490
Citigroup, Inc. (5.950% to 01/30/2023,
then 3 month LIBOR + 4.069%)
01/30/2023 (Q)		1,605,000	1,665,188
Corporacion Andina de Fomento
3.750%, 01/15/2016		250,000	264,459
Corrections Corp. of America
4.125%, 04/01/2020 (S)		963,000	981,056
Council of Europe Development Bank
5.250%, 05/27/2013	AUD	1,680,000	1,753,590
Country Garden Holdings Company, Ltd.
11.125%, 02/23/2018 (S)		$330,000	379,500
E*TRADE Financial Corp.
6.000%, 11/15/2017		560,000	585,900
6.750%, 06/01/2016		530,000	571,075
EUROFIMA
6.000%, 01/28/2014	AUD	1,395,000	1,482,856
European Investment Bank
4.250%, 02/04/2015	NOK	6,400,000	1,141,666
5.375%, 05/20/2014	AUD	3,030,000	3,229,515
First Tennessee Bank NA
5.050%, 01/15/2015		$618,000	647,551

334

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
General Electric Capital
Australia Funding Pty, Ltd.
6.000%, 05/15/2013	AUD	580,000	$605,597
7.000%, 10/08/2015		2,800,000	3,133,122
General Electric Capital Corp.
4.250%, 01/17/2018	NZD	715,000	591,468
4.875%, 04/05/2016	SEK	10,000,000	1,643,698
General Electric Capital Corp. (7.125%
until 06/15/2022, then 3 month
LIBOR + 5.296%)
06/15/2022 (Q)		$1,600,000	1,862,322
General Electric Capital Corp., Series A
7.625%, 12/10/2014	NZD	4,415,000	3,930,151
Glen Meadow Pass-Through Trust
(6.505% to 02/15/2017, then 3 month
LIBOR + 2.125%)
02/12/2067 (S)		$1,885,000	1,800,175
Hongkong Land Treasury Services
(Singapore) Pte, Ltd.
3.860%, 12/29/2017	SGD	250,000	211,995
Host Hotels & Resorts LP
5.250%, 03/15/2022		$620,000	688,200
Inter-American Development Bank
4.750%, 01/10/2014	INR	55,850,000	1,013,829
Intercorp Retail Trust
8.875%, 11/14/2018 (S)		$515,000	586,456
International Bank for Reconstruction &
Development
4.500%, 08/16/2016	NZD	1,455,000	1,260,645
iPayment, Inc.
10.250%, 05/15/2018		$200,000	185,000
Jefferies Group LLC
6.500%, 01/20/2043		550,000	587,174
Kreditanstalt fuer Wiederaufbau
4.000%, 12/15/2014	NOK	10,010,000	1,774,987
5.750%, 05/13/2015	AUD	4,775,000	5,226,521
Merrill Lynch & Company, Inc.
1.040%, 09/15/2026 (P)		$3,615,000	3,036,296
MetLife, Inc.
6.400%, 12/15/2036		755,000	826,930
Moody’s Corp.
4.500%, 09/01/2022		140,000	144,377
National Australia Bank, Ltd.
6.000%, 02/15/2017	AUD	775,000	861,058
Nationstar Mortgage LLC
7.875%, 10/01/2020 (S)		$270,000	298,350
9.625%, 05/01/2019 (S)		1,039,000	1,189,655
Prudential Financial, Inc. (5.875% to
09/15/2022, then 3 month
LIBOR + 4.175%)
09/15/2042		645,000	686,925
Realogy Corp.
7.625%, 01/15/2020 (S)		95,000	107,113
Regions Bank
6.450%, 06/26/2037		250,000	270,625
Regions Financial Corp.
7.375%, 12/10/2037		385,000	431,200
Royal Bank of Scotland Group PLC
6.125%, 12/15/2022		3,155,000	3,265,356
SLM Corp.
5.500%, 01/25/2023		2,410,000	2,393,540
SPL Logistics Escrow LLC
8.875%, 08/01/2020 (S)		350,000	371,875

Strategic Income Opportunities Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Standard Chartered Bank
2.220%, 07/05/2013	SGD	1,750,000	$1,412,224
Symetra Financial Corp. (8.300% to
10/15/2017, then 3 month
LIBOR + 4.177%)
10/15/2037 (S)		$990,000	1,046,925
Synovus Financial Corp.
5.125%, 06/15/2017		1,570,000	1,573,925
7.875%, 02/15/2019		725,000	822,875
Temasek Financial I, Ltd.
3.265%, 02/19/2020	SGD	1,250,000	1,114,351
The Allstate Corp.
6.125%, 05/15/2037 (P)		$2,405,000	2,567,338
The Royal Bank of Scotland Group PLC
(7.648% to 09/30/2031, then 3 month
LIBOR + 2.500%)
09/30/2031 (Q)		1,410,000	1,466,400
The Royal Bank of Scotland PLC
1.918%, 03/31/2014 (P)	SGD	2,500,000	2,006,917
United Community Banks, Inc.
7.500%, 09/30/2015 (S)		$425,000	420,750
Wells Fargo & Company
2.625%, 12/15/2016		945,000	993,198
Westpac Banking Corp.
7.250%, 02/11/2020	AUD	700,000	839,205
Wilmington Trust Corp.
4.875%, 04/15/2013		$715,000	715,809
XL Group PLC, Series E (6.500% to
04/15/2017, then 3 month
LIBOR + 2.458%)
04/15/2017 (Q)		1,115,000	1,089,913
Yanlord Land Group, Ltd.
10.625%, 03/29/2018 (S)		450,000	501,750
Zions Bancorporation
6.000%, 09/15/2015		905,000	953,278

			80,377,020
Health Care - 2.0%
AbbVie, Inc.
4.400%, 11/06/2042 (S)		615,000	621,197
Alere, Inc.
8.625%, 10/01/2018		735,000	780,938
Catalent Pharma Solutions, Inc.
7.875%, 10/15/2018 (S)		315,000	319,331
9.500%, 04/15/2015		160,836	160,032
Community Health Systems, Inc.
7.125%, 07/15/2020		315,000	341,775
Endo Health Solutions, Inc.
7.250%, 01/15/2022		530,000	569,750
ExamWorks Group, Inc.
9.000%, 07/15/2019		1,195,000	1,296,575
Grifols, Inc.
8.250%, 02/01/2018		325,000	357,500
HCA Holdings, Inc.
6.250%, 02/15/2021		1,897,000	2,022,676
HCA, Inc.
7.500%, 02/15/2022		1,165,000	1,339,750
8.000%, 10/01/2018		280,000	327,600
National Mentor Holdings, Inc.
12.500%, 02/15/2018 (S)		705,000	761,400
Valeant Pharmaceuticals International, Inc.
7.000%, 10/01/2020 (S)		580,000	624,950

335

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
Vanguard Health Holding
Company II LLC
7.750%, 02/01/2019	$458,000	$490,060

		10,013,534
Industrials - 3.3%
Aircastle, Ltd.
6.750%, 04/15/2017	90,000	99,000
7.625%, 04/15/2020	90,000	104,175
Avis Budget Car Rental LLC
9.625%, 03/15/2018	325,000	366,847
Bombardier, Inc.
7.750%, 03/15/2020 (S)	1,135,000	1,305,250
Covanta Holding Corp.
7.250%, 12/01/2020	1,010,000	1,112,716
Delta Air Lines 2007-1 Class A Pass
Through Trust
6.821%, 08/10/2022	1,228,209	1,390,947
Empresas ICA SAB de CV
8.375%, 07/24/2017 (S)	315,000	337,050
Georgian Railway JSC
7.750%, 07/11/2022 (S)	115,000	131,388
Kratos Defense & Security Solutions, Inc.
10.000%, 06/01/2017	1,130,000	1,243,000
Navios Maritime Holdings, Inc.
8.125%, 02/15/2019	375,000	339,375
Navios South American Logistics, Inc.
9.250%, 04/15/2019	240,000	258,000
Nortek, Inc.
10.000%, 12/01/2018	915,000	1,024,800
Odebrecht Finance, Ltd.
7.125%, 06/26/2042 (S)	590,000	668,175
7.500%, 09/14/2015 (P)(Q)(S)	1,195,000	1,272,675
Smiths Group PLC
7.200%, 05/15/2019 (S)	290,000	355,862
TAM Capital 3, Inc.
8.375%, 06/03/2021 (S)	775,000	862,188
Tenedora Nemak SA de CV
5.500%, 02/28/2023 (S)	410,000	415,125
Thermadyne Holdings Corp.
9.000%, 12/15/2017	435,000	474,150
Tutor Perini Corp.
7.625%, 11/01/2018	1,100,000	1,155,000
UAL 2009-1 Pass Through Trust
10.400%, 11/01/2016	664,373	764,029
UAL 2009-2A Pass Through Trust
9.750%, 01/15/2017	300,701	348,813
US Airways 2012-1 Class A Pass
Through Trust
5.900%, 10/01/2024	300,000	335,250
US Airways 2012-1 Class B Pass
Through Trust
8.000%, 10/01/2019	900,000	992,250
WPE International Cooperatief UA
10.375%, 09/30/2020 (S)	1,220,000	1,134,600

		16,490,665
Information Technology - 0.8%
Brightstar Corp.
9.500%, 12/01/2016 (S)	1,155,000	1,235,850
Equinix, Inc.
8.125%, 03/01/2018	730,000	806,650
First Data Corp.
8.875%, 08/15/2020 (S)	110,000	122,925

Strategic Income Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Information Technology (continued)
Hughes Satellite Systems Corp.
7.625%, 06/15/2021	$110,000	$125,813
j2 Global, Inc.
8.000%, 08/01/2020	260,000	276,900
Seagate HDD Cayman
7.000%, 11/01/2021	860,000	933,100
Zayo Group LLC
8.125%, 01/01/2020	365,000	408,800

		3,910,038
Materials - 4.1%
APERAM
7.750%, 04/01/2018 (S)	430,000	427,850
ArcelorMittal
7.250%, 03/01/2041	1,145,000	1,140,765
Ardagh Packaging Finance PLC
7.375%, 10/15/2017 (S)	775,000	847,656
Cascades, Inc.
7.875%, 01/15/2020	25,000	26,875
Cemex Finance LLC
9.375%, 10/12/2022 (S)	375,000	435,938
CSN Islands XII Corp.
7.000%, 09/23/2015 (Q)(S)	820,000	832,300
Essar Steel Algoma, Inc.
9.375%, 03/15/2015 (S)	710,000	681,600
FMG Resources August 2006 Pty, Ltd.
6.875%, 04/01/2022 (S)	1,715,000	1,796,463
Hexion US Finance Corp.
8.875%, 02/01/2018	1,975,000	2,044,125
HudBay Minerals, Inc.
9.500%, 10/01/2020	1,255,000	1,371,088
Inmet Mining Corp.
7.500%, 06/01/2021 (S)	645,000	696,600
8.750%, 06/01/2020 (S)	955,000	1,055,275
Mercer International, Inc.
9.500%, 12/01/2017	610,000	666,425
Metinvest BV
8.750%, 02/14/2018 (S)	950,000	971,850
New Gold, Inc.
6.250%, 11/15/2022 (S)	370,000	387,575
Owens-Brockway Glass Container, Inc.
7.375%, 05/15/2016	435,000	500,250
PetroLogistics LP
6.250%, 04/01/2020 (S)	175,000	177,188
Resolute Forest Products
10.250%, 10/15/2018	755,000	866,363
Sappi Papier Holding GmbH
7.500%, 06/15/2032 (S)	1,110,000	971,250
7.750%, 07/15/2017 (S)	235,000	259,675
Sealed Air Corp.
6.500%, 12/01/2020 (S)	250,000	273,750
SunCoke Energy, Inc.
7.625%, 08/01/2019	820,000	881,500
Thompson Creek Metals Company, Inc.
7.375%, 06/01/2018	475,000	389,500
TPC Group, Inc.
8.750%, 12/15/2020 (S)	1,100,000	1,146,750
Vale Overseas, Ltd.
4.625%, 09/15/2020	310,000	328,517
Votorantim Cimentos SA
7.250%, 04/05/2041 (S)	1,115,000	1,206,988

		20,384,116

336

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services - 2.9%
American Tower Corp.
7.000%, 10/15/2017		$529,000	$629,296
Crown Castle Towers LLC
4.883%, 08/15/2020 (S)		714,000	822,502
Data & Audio Visual Enterprises
Wireless, Inc.
9.500%, 04/29/2018	CAD	476,000	445,144
Digicel Group, Ltd.
8.250%, 09/30/2020 (S)		$460,000	487,600
10.500%, 04/15/2018 (S)		278,000	309,275
Digicel, Ltd.
6.000%, 04/15/2021 (S)		1,720,000	1,711,400
7.000%, 02/15/2020 (S)		525,000	548,625
Frontier Communications Corp.
7.125%, 01/15/2023		1,330,000	1,346,625
9.250%, 07/01/2021		150,000	172,125
GTP Acquisition Partners I LLC
7.628%, 06/15/2016 (S)		890,000	989,094
Intelsat Jackson Holdings SA
6.625%, 12/15/2022 (S)		1,585,000	1,678,119
MetroPCS Wireless, Inc.
6.250%, 04/01/2021 (S)		718,000	730,565
6.625%, 04/01/2023 (S)		445,000	453,900
Oi SA
9.750%, 09/15/2016 (S)	BRL	811,000	416,386
Satelites Mexicanos SA de CV
9.500%, 05/15/2017		$630,000	667,800
SBA Telecommunications, Inc.
5.750%, 07/15/2020 (S)		505,000	525,200
SBA Tower Trust
5.101%, 04/17/2017 (S)		616,000	693,015
SingTel Group Treasury Pte, Ltd.
3.488%, 04/08/2020	SGD	1,000,000	877,183
Sprint Nextel Corp.
9.000%, 11/15/2018 (S)		$170,000	210,163
Wind Acquisition Finance SA
7.250%, 02/15/2018 (S)		380,000	395,675

			14,109,692
Utilities - 0.7%
Cia de Saneamento Basico do Estado de
Sao Paulo
6.250%, 12/16/2020 (S)		555,000	604,118
Dubai Electricity & Water Authority
7.375%, 10/21/2020 (S)		1,070,000	1,300,050
GenOn Energy, Inc.
7.875%, 06/15/2017		129,000	143,835
NRG Energy, Inc.
6.625%, 03/15/2023 (S)		1,065,000	1,128,900
Texas Competitive Electric Holdings
Company LLC, Series A
10.250%, 11/01/2015		2,100,000	204,750

			3,381,653

TOTAL CORPORATE BONDS (Cost $204,135,962)			$216,573,932

CAPITAL PREFERRED SECURITIES - 2.9%
Financials - 2.9%
BAC Capital Trust XIV, Series G
4.000%, 05/08/2013 (P)(Q)		1,400,000	1,225,000
Cullen/Frost Capital Trust II
1.837%, 03/01/2034 (P)		826,000	709,852

Strategic Income Opportunities Trust (continued)
		Shares or
		Principal
		Amount	Value

CAPITAL PREFERRED SECURITIES (continued)
Financials (continued)
Fifth Third Capital Trust IV (6.500% to
04/15/2017 then 3 month
LIBOR + 1.368%)
04/15/2037		$3,466,000	$3,474,665
First Midwest Capital Trust I, Series B
6.950%, 12/01/2033		849,000	870,225
First Tennessee Capital II
6.300%, 04/15/2034		593,000	587,070
HSBC Finance Capital Trust IX (5.911%
to 11/30/2015, then 3 month
LIBOR + 1.926%)
11/30/2035		1,435,000	1,445,763
JPMorgan Chase Capital XXIII
1.290%, 05/15/2047 (P)		1,990,000	1,567,125
M&T Capital Trust III
9.250%, 02/01/2027		95,000	96,418
PNC Financial Services Group, Inc.
(6.750% to 08/01/2021, then 3 month
LIBOR + 3.678%)
08/01/2021 (Q)		1,190,000	1,363,776
Regions Financing Trust II (6.625% to
05/15/2027, then 3 month
LIBOR + 1.290%)
05/15/2047		1,630,000	1,632,038
USB Capital IX
3.500%, 05/23/2013 (P)(Q)		1,401,000	1,299,568

			14,271,500

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $13,415,014)			$14,271,500

CONVERTIBLE BONDS - 1.7%
Consumer Discretionary - 0.6%
Ford Motor Company
4.250%, 11/15/2016		1,075,000	1,722,688
XM Satellite Radio, Inc.
7.000%, 12/01/2014 (S)		699,000	1,237,230

			2,959,918
Financials - 0.6%
Ares Capital Corp.
5.750%, 02/01/2016 (S)		1,130,000	1,226,050
Dundee International
5.500%, 07/31/2018	CAD	215,000	218,206
MGIC Investment Corp.
2.000%, 04/01/2020		$950,000	965,438
Redwood Trust, Inc.
4.625%, 04/15/2018		115,000	126,644
Transglobe Apartment
5.400%, 09/30/2018 (S)	CAD	275,000	293,720

			2,830,058
Health Care - 0.2%
Teleflex, Inc.
3.875%, 08/01/2017		$95,000	137,453
WellPoint, Inc.
2.750%, 10/15/2042 (S)		684,000	747,270

			884,723
Industrials - 0.3%
United Continental Holdings, Inc.
4.500%, 06/30/2021		1,210,000	1,255,436

337

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

CONVERTIBLE BONDS (continued)
Information Technology - 0.0%
Electronic Arts, Inc.
0.750%, 07/15/2016	$250,000	$242,188

TOTAL CONVERTIBLE BONDS (Cost $7,659,178)		$8,172,323

MUNICIPAL BONDS - 0.0%
City of Long Beach (California)
7.282%, 11/01/2030	170,000	176,217

TOTAL MUNICIPAL BONDS (Cost $171,700)		$176,217

TERM LOANS (M) - 7.7%
Consumer Discretionary - 1.9%
Ameristar Casinos, Inc.
4.000%, 04/16/2018	439,804	442,759
Burlington Coat Factory Warehouse Corp.
5.500%, 02/23/2017	398,616	403,162
Caesars Entertainment Operating
Company, Inc.
4.454%, 01/26/2018	1,477,019	1,348,887
Calceus Acquisition, Inc.
5.750%, 01/31/2020	395,000	400,431
CCM Merger, Inc.
6.000%, 03/01/2017	246,248	248,095
Clear Channel Communications, Inc.
3.854%, 01/29/2016	1,951,072	1,727,309
Las Vegas Sands LLC
2.710%, 11/23/2016	544,738	545,419
Mood Media Corp.
7.000%, 05/07/2018	259,657	259,463
PRIMEDIA, Inc.
7.500%, 01/12/2018	1,621,125	1,613,019
The Neiman Marcus Group, Inc.
4.000%, 05/16/2018	100,000	100,188
Univision Communications, Inc.
4.454%, 03/31/2017	712,411	715,635
4.750%, 02/21/2020	545,000	547,998
Virgin Media, Inc.,
TBD 02/17/2020 (T)	975,000	969,429

		9,321,794
Consumer Staples - 0.8%
Del Monte Corp.
4.000%, 03/08/2018	969,513	970,717
Huish Detergents, Inc.
5.500%, 03/18/2020	1,897,000	1,912,413
Revlon Consumer Products Corp.
4.000%, 11/19/2017	345,938	350,982
Rite Aid Corp.,
TBD 08/21/2020 (T)	140,000	144,900
SUPERVALU, Inc.,
TBD 03/21/2019 (T)	585,000	594,506

		3,973,518
Energy - 0.4%
Arch Coal, Inc.
5.750%, 05/16/2018	1,142,124	1,159,256
Offshore Group Investment, Ltd.
6.250%, 10/26/2017	999,375	1,005,264

		2,164,520
Financials - 1.2%
iStar Financial, Inc.
4.500%, 09/28/2017	1,799,671	1,809,420
Ocwen Financial Corp.
5.000%, 02/15/2018	790,000	801,850

Strategic Income Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Financials (continued)
Realogy Corp.
3.228%, 10/10/2013	$46,536	$46,536
Springleaf Finance Funding Company,
TBD 05/10/2017 (T)	760,000	764,275
Walter Investment Management Corp.
5.750%, 11/28/2017	2,295,960	2,332,122

		5,754,203
Health Care - 1.3%
Aptalis Pharma, Inc.
5.500%, 02/10/2017	440,494	443,797
Capsugel Holdings US, Inc.
4.750%, 08/01/2018	393,816	399,887
Catalent Pharma Solutions, Inc.
3.704%, 09/15/2016	1,507,948	1,516,431
4.250%, 09/15/2017	1,653,467	1,660,701
MModal, Inc.
6.750%, 08/15/2019	432,849	415,535
National Mentor Holdings, Inc.
6.500%, 02/09/2017	1,028,508	1,038,793
Patheon, Inc.
7.250%, 12/06/2018	254,363	258,178
Warner Chilcott Company LLC
4.250%, 03/15/2018	533,846	540,520

		6,273,842
Industrials - 0.1%
Swift Transportation Company LLC
4.000%, 12/21/2017	273,387	276,975
Travelport LLC
5.056%, 08/21/2015	397,940	395,702

		672,677
Information Technology - 0.4%
Aspect Software, Inc.
7.000%, 05/06/2016	215,000	217,150
Emdeon, Inc.
5.000%, 11/02/2018	430,650	435,944
First Data Corp.
4.204%, 03/23/2018	593,821	591,742
5.204%, 03/24/2017	440,048	442,455
5.204%, 09/24/2018	165,000	166,100

		1,853,391
Materials - 0.9%
Apex Tool Group LLC
4.500%, 01/28/2020	985,000	998,192
Berry Plastics Group, Inc.
3.500%, 02/04/2020	985,000	982,361
Consolidated Container Company LLC
5.000%, 07/03/2019	393,025	397,545
Fortescue Metals Group
Finance PTY, Ltd.
5.250%, 10/18/2017	830,825	839,726
US Coatings Acquisition, Inc.
4.750%, 02/03/2020	1,300,000	1,316,398

		4,534,222
Telecommunication Services - 0.7%
Crown Castle Operating Company,
TBD 01/31/2019 (T)	1,190,000	1,203,090
Intelsat Jackson Holdings SA
3.205%, 02/03/2014	700,000	699,344
NTELOS, Inc.
5.750%, 11/08/2019	920,375	901,201

338

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Telecommunication Services (continued)
UniTek Global Services, Inc.
9.000%, 04/16/2018	$632,100	$625,779

		3,429,414

TOTAL TERM LOANS (Cost $37,853,201)		$37,977,581

COLLATERALIZED MORTGAGE
OBLIGATIONS - 4.7%
Commercial & Residential - 4.2%
Adjustable Rate Mortgage Trust,
Series 2004-5, Class 2A1
2.911%, 04/25/2035 (P)	650,830	649,646
American Home Mortgage Assets LLC,
Series 2006-6, Class XP IO
2.062%, 12/25/2046	10,879,980	932,805
Bear Stearns Adjustable Rate
Mortgage Trust, Series 2004-10,
Class 12A3 2.947%, 01/25/2035 (P)	642,579	623,226
Bear Stearns Alt-A Trust
Series 2005-7, Class 11A1,
0.474%, 08/25/2035 (P)	363,361	338,431
Series 2004-8, Class 1A,
0.904%, 09/25/2034 (P)	126,651	123,946
Series 2004-12, Class 1A1,
0.904%, 01/25/2035 (P)	389,249	373,069
Series 2004-13, Class A1,
0.944%, 11/25/2034 (P)	911,729	898,364
Chase Mortgage Finance Corp.,
Series 2007-A1, Class 2A1
2.989%, 02/25/2037 (P)	334,403	340,290
Countrywide Alternative Loan Trust,
Series 2006-OA12, Class X IO
2.701%, 09/20/2046	8,312,899	683,289
DSLA Mortgage Loan Trust
Series 2004-AR1 Class X2 IO,
2.127%, 09/19/2044	4,189,198	228,215
Series 2005-AR2, Class X2 IO,
2.855%, 03/19/2045	8,031,608	486,019
Greenwich Capital Commercial
Funding Corp., Series 2006-GG7,
Class AM 5.866%, 07/10/2038 (P)	90,000	100,719
GS Mortgage Securities Corp. II,
Series 2013, Class KYO
3.802%, 11/08/2029 (P)(S)	970,000	974,118
GSR Mortgage Loan Trust,
Series 2005-AR6, Class 3A1
2.653%, 09/25/2035 (P)	886,178	870,204
Harborview Mortgage Loan Trust
Series 2007-6, Class ES IO,
0.342%, 08/19/2037 (S)	11,323,494	80,397
Series 2007-3, Class ES IO,
0.350%, 05/19/2047	13,662,641	97,005
Series 2007-4, Class ES IO,
0.350%, 07/19/2047	15,791,027	112,116
Series 2005-8, Class 1X IO,
2.252%, 09/19/2035	6,630,496	534,771
Series 2005-2, Class IX IO,
2.308%, 05/19/2035	2,997,523	209,968
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 2X IO,
1.675%, 10/25/2036	21,496,119	1,128,331
Series 2005-AR18, Class 1X IO,
2.029%, 10/25/2036	21,655,411	1,541,649

Strategic Income Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2007-CB18, Class A4,
5.440%, 06/12/2047	$640,000	$726,099
Series 2006-LDP7, Class AM,
5.871%, 04/15/2045 (P)	190,000	215,183
Merrill Lynch Mortgage Investors Trust
Series 2005-A2, Class A2,
2.528%, 02/25/2035 (P)	327,405	332,086
Series 2006-3, Class 2A1,
2.600%, 10/25/2036 (P)	320,518	312,142
Merrill Lynch Mortgage Trust,
Series 2005-LC1, Class AM
5.312%, 01/12/2044 (P)	885,000	976,005
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2006-3,
Class A4 5.414%, 07/12/2046 (P)	628,000	710,178
Morgan Stanley Mortgage Loan Trust
Series 2004-8AR, Class 4A1,
2.660%, 10/25/2034 (P)	547,942	531,389
Series 2004-9, Class 1A,
5.799%, 11/25/2034 (P)	398,072	388,290
Opteum Mortgage Acceptance Corp.,
Series 2005-4, Class 1APT
0.514%, 11/25/2035 (P)	548,271	508,757
Structured Asset Securities Corp.,
Series 2003-7A, Class 3A6
2.744%, 12/25/2033 (P)	547,182	547,495
WaMu Mortgage Pass
Through Certificates
Series 2005-AR19, Class A1A2,
0.494%, 12/25/2045 (P)	771,172	710,622
Series 2005-AR8, Class 2AB3,
0.564%, 07/25/2045 (P)	685,875	633,100
Series 2005-AR13, Class X IO,
1.468%, 10/25/2045	31,178,994	1,743,620
Series 2005-AR2, Class X IO,
1.620%, 01/25/2045	5,998,288	352,846
Wells Fargo Mortgage Backed
Securities Trust, Series 2004-Z,
Class 2A1 2.624%, 12/25/2034 (P)	620,536	629,287
U.S. Government Agency - 0.5%
Federal Home Loan Mortgage Corp.
Series K705, Class X1 IO,
1.760%, 09/25/2018	3,817,461	319,544
Series 292, Class IO,
3.500%, 11/15/2027	1,446,529	237,361
Series 291, Class IO,
3.500%, 11/15/2032	1,997,485	379,118
Series 4077, Class IK IO,
5.000%, 07/15/2042	1,899,375	536,845
Federal National Mortgage Association
Series 2012-118, Class AI IO,
3.500%, 11/25/2037	1,948,333	352,387
Series 402, Class 4 IO,
4.000%, 10/25/2039	499,874	54,973
Series 402, Class 3 IO,
4.000%, 11/25/2039	487,545	52,319
Series 406, Class 3 IO,
4.000%, 01/25/2041	470,109	57,463
Series 398, Class C3 IO,
4.500%, 05/25/2039	259,948	23,108

339

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
Series 402, Class 7 IO,
4.500%, 11/25/2039	$588,813	$69,227
Series 407, Class 4 IO,
4.500%, 03/25/2041	883,748	122,361
Series 407, Class 7 IO,
5.000%, 03/25/2041	2,068,975	305,698
Series 407, Class 8 IO,
5.000%, 03/25/2041	1,013,263	148,242

		2,658,646

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $16,712,830)		$23,302,323

ASSET BACKED SECURITIES - 1.1%
CKE Restaurant Holdings, Inc.,
Series 2013-1A, Class A2
4.474%, 03/20/2043 (S)	2,870,000	2,870,032
Dominos Pizza Master Issuer LLC,
Series 2012-1A, Class A2
5.216%, 01/25/2042 (S)	1,881,350	2,112,557
Home Equity Asset Trust, Series 2003-1,
Class M1 1.704%, 06/25/2033 (P)	303,472	295,722

TOTAL ASSET BACKED SECURITIES (Cost $5,065,682)		$5,278,311

COMMON STOCKS - 1.8%
Consumer Discretionary - 0.6%
Charter Communications, Inc., Class A (I)	26,089	$2,717,952
Greektown Superholdings, Inc. (I)	269	24,210
Lear Corp.	961	52,730
Vertis Holdings, Inc. (I)	8,371	0

		2,794,892
Financials - 0.3%
Apollo Investment Corp.	2,146	17,941
Dundee International	11,025	115,476
Plum Creek Timber Company, Inc.	16,069	838,802
Weyerhaeuser Company	22,945	720,014

		1,692,233
Utilities - 0.9%
Consolidated Edison, Inc.	18,634	1,137,233
Entergy Corp.	16,465	1,041,247
FirstEnergy Corp.	24,538	1,035,504
Xcel Energy, Inc.	43,256	1,284,703

		4,498,687

TOTAL COMMON STOCKS (Cost $6,339,192)		$8,985,812

PREFERRED SECURITIES - 6.2%
Consumer Discretionary - 0.3%
General Motors Company,
Series B, 4.750%	24,832	1,066,286
Greektown
Superholdings, Inc., Series A (I)	5,366	482,940

		1,549,226
Financials - 4.7%
Bank of America Corp. (8.000% to
01/30/2018, then
3 month LIBOR + 3.630%)	400,000	450,426
Discover Financial Services, 6.500%	29,850	771,324

Strategic Income Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES (continued)
Financials (continued)
FelCor Lodging Trust, Inc.,
Series A, 1.950%	30,070	$746,638
First Tennessee Bank NA, 3.750% (S)	2,005	1,486,833
Hartford Financial Services
Group, Inc., 7.875%	50,575	1,522,308
Health Care REIT, Inc., 6.500%	12,750	791,903
HSBC USA, Inc., 6.500%	10,000	254,500
Huntington Bancshares, Inc., 8.500%	1,305	1,679,535
M&T Bank Corp., 5.000%	1,540	1,538,460
MetLife, Inc., 5.000%	36,643	1,810,164
Regions Financial Corp., 6.375%	49,955	1,275,351
Reinsurance Group of
America, Inc., 6.200%	34,301	934,016
SunTrust Banks, Inc., 4.000%	42,525	1,037,610
U.S. Bancorp (6.500% to 01/15/2022, then
3 month LIBOR + 4.468%)	64,350	1,921,491
United Community Banks, Inc., Series B
(5.000% to 02/01/14, then
9.000% thereafter)	325	326,625
Webster Financial Corp., 6.400%	25,775	654,427
Wells Fargo & Company,
Series L, 7.500%	2,205	2,841,694
Wintrust Financial Corp., 5.000%	135	141,168
Zions Bancorporation, 6.300%	38,220	1,022,385
Zions Bancorporation, 7.900%	43,550	1,236,385
Zions Bancorporation, Series C, 9.500%	32,032	828,027

		23,271,270
Industrials - 0.3%
Continental Airlines
Finance Trust II, 6.000%	5,800	270,425
United Technologies Corp., 7.500%	21,150	1,265,828

		1,536,253
Materials - 0.0%
ArcelorMittal, 6.000%	7,825	163,934
Utilities - 0.9%
Nextera Energy, Inc., 5.889%	27,190	1,483,215
PPL Corp., 8.750%	50,715	2,827,361

		4,310,576

TOTAL PREFERRED SECURITIES (Cost $29,296,947)		$30,831,259

INVESTMENT COMPANIES - 0.1%
FII BTG Pactual Corporate Office Fund	9,215	$684,484

TOTAL INVESTMENT COMPANIES (Cost $683,189)		$684,484

ESCROW CERTIFICATES - 0.0%
Consumer Discretionary - 0.0%
Lear Corp., Series B
8.750%, 12/01/2016 (I)	1,415,000	14,150

TOTAL ESCROW CERTIFICATES (Cost $76)		$14,150

PURCHASED OPTIONS - 0.1%
Call Options - 0.0%
Over the Counter Purchase Call on the
USD vs. CAD (Expiration Date:
09/25/2013; Strike Price: $1.06) (I)	20,960,000	140,306
Put Options - 0.1%
Over the Counter Purchase Put on the
GBP vs. USD (Expiration Date:
03/06/2014; Strike Price: $1.40) (I)	10,620,000	142,276

340

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

PURCHASED OPTIONS (continued)
Put Options (continued)
Over the Counter Purchase Put on the
GBP vs. USD (Expiration Date:
09/05/2013; Strike Price: $1.45) (I)	15,930,000	$163,915

		306,191

TOTAL PURCHASED OPTIONS (Cost $650,052)		$446,497

WARRANTS - 0.0%
Lear Corp. (Expiration Date 11/09/2014,
Strike Price: $0.005) (I)	107	$11,344

TOTAL WARRANTS (Cost $0)		$11,344

SHORT-TERM INVESTMENTS - 2.8%
Repurchase Agreement - 2.8%
Repurchase Agreement with State
Street Corp. dated 03/28/2013 at
0.010% to be repurchased at
$13,929,703 on 04/01/2013,
collateralized by $13,475,000
U.S. Treasury Notes, 2.375% due
10/31/2014 (valued at $14,061,675,
including interest) and $155,000 Federal
National Mortgage Association, 2.080%
due 11/02/2022 (valued at $153,789,
including interest)	$13,929,688	$13,929,688

TOTAL SHORT-TERM INVESTMENTS (Cost $13,929,688)		$13,929,688

Total Investments (Strategic Income Opportunities Trust)
(Cost $462,721,161) - 100.1%		$494,549,314
Other assets and liabilities, net - (0.1%)		(685,849)

TOTAL NET ASSETS - 100.0%		$493,863,465

Total Bond Market Trust B
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 70.9%
U.S. Government - 36.3%
U.S. Treasury Bonds
2.750%, 11/15/2042	$7,210,000	$6,697,401
3.750%, 08/15/2041	1,100,000	1,246,266
3.875%, 08/15/2040	1,100,000	1,274,797
4.250%, 05/15/2039 to 11/15/2040	4,060,000	4,998,827
4.375%, 02/15/2038 to 05/15/2041	2,305,000	2,895,488
4.500%, 02/15/2036	5,200,000	6,613,750
4.625%, 02/15/2040	1,400,000	1,825,907
4.750%, 02/15/2041	2,000,000	2,660,624
7.500%, 11/15/2016	1,270,000	1,589,088
7.875%, 02/15/2021	3,400,000	5,057,765
8.125%, 08/15/2021	1,400,000	2,137,297
8.750%, 08/15/2020	1,400,000	2,142,437
9.250%, 02/15/2016	5,700,000	7,149,938
11.250%, 02/15/2015	2,010,000	2,422,758
U.S. Treasury Notes
0.125%, 12/31/2014	5,700,000	5,690,202
0.250%, 05/31/2014 to 08/15/2015	29,900,000	29,903,050
0.375%, 04/15/2015	4,800,000	4,810,502
0.625%, 05/31/2017 to 08/31/2017	6,000,000	6,002,811
0.750%, 12/31/2017	5,700,000	5,710,243

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes (continued)
0.875%, 04/30/2017	$5,000,000	$5,060,940
1.000%, 10/31/2016 to 03/31/2017	4,550,000	4,630,937
1.250%, 04/30/2019	1,000,000	1,014,062
1.500%, 06/30/2016 to 03/31/2019	12,000,000	12,380,000
1.875%, 08/31/2017	2,000,000	2,107,968
2.000%, 04/30/2016 to 02/15/2023	21,200,000	21,707,380
2.125%, 11/30/2014 to 05/31/2015	12,000,000	12,464,503
2.625%, 11/15/2020	5,800,000	6,331,060
2.750%, 02/15/2019	7,000,000	7,721,329
3.000%, 09/30/2016 to 02/28/2017	6,720,000	7,335,651
3.125%, 10/31/2016 to 05/15/2021	2,200,000	2,430,259
3.250%, 06/30/2016	3,650,000	3,984,201
4.250%, 11/15/2017	7,300,000	8,487,389

		196,484,830
U.S. Government Agency - 34.6%
Federal Farm Credit Bank
3.875%, 10/07/2013	300,000	305,836
4.875%, 12/16/2015	2,100,000	2,353,205
Federal Home Loan Bank
3.875%, 06/14/2013	1,320,000	1,330,264
5.375%, 05/18/2016	1,700,000	1,960,486
5.500%, 07/15/2036	190,000	255,206
Federal Home Loan Mortgage Corp.
2.500%, 05/27/2016	1,180,000	1,254,063
3.001%, 08/01/2037 (P)	889,264	944,048
3.070%, 02/01/2037 (P)	428,490	460,760
3.500%, TBA (C)	5,700,000	5,998,805
3.500%, 12/01/2025	3,750,688	3,976,943
4.000%, 02/01/2024 to 12/01/2040	4,765,418	5,064,103
4.500%, 05/01/2024 to 07/01/2041	7,256,781	7,810,798
5.000%, 06/01/2023 to 10/01/2040	2,383,054	2,576,024
5.500%, 08/23/2017 to 01/01/2039	6,911,072	7,704,063
6.000%, 06/01/2022 to 10/01/2038	2,318,336	2,536,114
6.250%, 07/15/2032	450,000	655,112
6.500%, 07/01/2016 to 09/01/2038	1,443,438	1,609,967
6.750%, 09/15/2029	1,200,000	1,782,235
7.000%, 02/01/2016 to 10/01/2038	552,697	648,358
7.500%, 02/01/2016 to 03/01/2032	28,645	33,431
8.000%, 02/01/2030	3,816	4,498
Federal National Mortgage Association
2.220%, 01/01/2035 (P)	1,095,461	1,142,854
2.320%, 05/01/2036 (P)	273,538	290,667
2.420%, 02/01/2039 (P)	1,392,601	1,455,521
2.902%, 04/01/2037 (P)	1,181,677	1,270,672
3.000%, TBA (C)	8,200,000	8,553,751
3.000%, 01/01/2027	3,715,389	3,909,141
3.316%, 04/01/2036 (P)	219,522	231,923
3.500%, 12/01/2025 to 12/01/2040	5,924,151	6,266,634
3.588%, 09/01/2037 (P)	585,275	615,074
4.000%, 08/01/2020 to 05/01/2042	11,516,853	12,288,167
4.257%, 07/01/2034 (P)	691,770	716,725
4.375%, 10/15/2015	7,850,000	8,638,313
4.500%, 06/01/2018 to 02/01/2041	7,103,781	7,649,892
5.000%, 12/01/2018 to 07/01/2039	7,254,059	7,875,000
5.140%, 10/01/2037 (P)	108,061	115,424
5.500%, 08/01/2017 to 11/01/2038	14,513,469	15,899,349
6.000%, 10/01/2013 to 10/01/2038	9,675,806	10,690,705
6.500%, 02/01/2015 to 12/01/2037	2,885,489	3,231,024
7.000%, 12/01/2015 to 10/01/2038	1,040,302	1,194,490
7.125%, 01/15/2030	209,000	320,494
7.250%, 05/15/2030	1,450,000	2,269,360

341

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
7.500%, 10/01/2015 to 08/01/2031	$51,311	$59,879
8.000%, 08/01/2030 to 09/01/2031	15,818	18,856
8.500%, 09/01/2030	2,175	2,601
Government National Mortgage Association
3.000%, TBA (C)	1,000,000	1,045,422
3.500%, TBA (C)	5,500,000	5,916,797
4.000%, TBA (C)	5,500,000	5,994,999
4.000%, 11/15/2026 to 12/20/2040	6,649,968	7,227,379
4.500%, 05/15/2019 to 10/20/2040	6,958,995	7,653,796
5.000%, 05/15/2018 to 07/20/2040	2,542,265	2,815,511
5.500%, 08/15/2023 to 09/20/2039	3,312,585	3,655,550
6.000%, 04/15/2017 to 10/15/2038	3,188,439	3,597,576
6.500%, 01/15/2016 to 12/15/2038	774,890	885,526
7.000%, 08/15/2029 to 05/15/2032	95,770	111,524
7.500%, 08/15/2029 to 01/15/2031	34,337	40,506
8.000%, 04/15/2031	9,276	10,383
8.500%, 09/15/2030	6,213	7,408
9.000%, 01/15/2031	3,688	4,483
Tennessee Valley Authority
3.875%, 02/15/2021	700,000	812,603
4.500%, 04/01/2018	820,000	961,446
6.750%, 11/01/2025	1,295,000	1,863,188
The Financing Corp. 8.600%, 09/26/2019	675,000	974,840

		187,549,772

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $360,254,520)		$384,034,602

FOREIGN GOVERNMENT
OBLIGATIONS - 2.3%
Brazil - 0.2%
Federative Republic of Brazil
5.875%, 01/15/2019	105,000	126,263
6.000%, 01/17/2017	950,000	1,105,800
7.125%, 01/20/2037	50,000	69,375

		1,301,438
Canada - 0.6%
Export Development Canada
3.500%, 05/16/2013	95,000	95,380
Province of British Columbia
6.500%, 01/15/2026	490,000	680,789
Province of Manitoba
9.625%, 12/01/2018	300,000	419,985
Province of New Brunswick
5.200%, 02/21/2017	380,000	442,136
Province of Nova Scotia
5.125%, 01/26/2017	455,000	527,349
Province of Ontario
4.500%, 02/03/2015	350,000	375,725
Province of Quebec
7.125%, 02/09/2024	150,000	207,440
7.500%, 07/15/2023	410,000	577,847

		3,326,651
Chile - 0.1%
Republic of Chile
3.875%, 08/05/2020	510,000	562,785
Colombia - 0.0%
Republic of Colombia
4.375%, 07/12/2021	150,000	167,775

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Israel - 0.2%
Government of Israel
5.125%, 03/26/2019	$530,000	$617,773
5.500%, 09/18/2023	455,000	591,622

		1,209,395
Italy - 0.1%
Republic of Italy
6.875%, 09/27/2023	300,000	344,292
Japan - 0.3%
Japan Bank for International Cooperation
2.250%, 07/13/2016	1,250,000	1,314,250
Mexico - 0.3%
Government of Mexico
5.950%, 03/19/2019	415,000	502,150
6.050%, 01/11/2040	930,000	1,150,875

		1,653,025
Panama - 0.1%
Republic of Panama
6.700%, 01/26/2036	370,000	493,025
Peru - 0.1%
Republic of Peru
6.550%, 03/14/2037	250,000	338,750
7.125%, 03/30/2019	120,000	154,020

		492,770
Poland - 0.0%
Republic of Poland
6.375%, 07/15/2019	110,000	135,141
South Africa - 0.2%
Republic of South Africa
5.500%, 03/09/2020	740,000	845,450
Sweden - 0.1%
Svensk Exportkredit AB
3.250%, 09/16/2014	580,000	604,214

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $11,216,676)		$12,450,211

CORPORATE BONDS - 21.7%
Consumer Discretionary - 1.8%
CBS Corp.
4.300%, 02/15/2021	150,000	163,569
8.875%, 05/15/2019	80,000	106,903
Comcast Corp.
5.700%, 07/01/2019	310,000	378,126
6.500%, 01/15/2015 to 11/15/2035	415,000	501,718
COX Communications, Inc.
9.375%, 01/15/2019 (S)	125,000	172,668
DIRECTV Holdings LLC
5.150%, 03/15/2042	50,000	48,399
6.375%, 03/01/2041	360,000	403,596
Discovery Communications LLC
5.625%, 08/15/2019	250,000	296,601
Family Dollar Stores, Inc.
5.000%, 02/01/2021	305,000	328,495
Ford Motor Credit Company LLC
5.000%, 05/15/2018	1,040,000	1,145,987
Grupo Televisa SAB
6.625%, 01/15/2040	220,000	268,355
Harley-Davidson Funding Corp.
5.750%, 12/15/2014 (S)	60,000	64,827

342

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Home Depot, Inc.
5.875%, 12/16/2036	$280,000	$348,544
Johnson Controls, Inc.
5.700%, 03/01/2041	150,000	173,981
Lowe’s Companies, Inc.
5.800%, 10/15/2036	140,000	167,877
6.100%, 09/15/2017	180,000	216,676
McDonald’s Corp.
3.625%, 05/20/2021	250,000	276,385
5.000%, 02/01/2019	228,000	269,642
NBCUniversal Media LLC
5.150%, 04/30/2020	230,000	272,736
News America, Inc.
6.650%, 11/15/2037	440,000	544,354
O’Reilly Automotive, Inc.
4.875%, 01/14/2021	300,000	332,965
Target Corp.
6.500%, 10/15/2037	350,000	471,934
TCI Communications, Inc.
7.125%, 02/15/2028	110,000	148,980
The Walt Disney Company
5.625%, 09/15/2016	340,000	394,437
Time Warner Cable, Inc.
4.125%, 02/15/2021	60,000	64,436
Time Warner Companies, Inc.
7.250%, 10/15/2017	100,000	124,140
7.570%, 02/01/2024	240,000	322,229
Time Warner Entertainment Company LP
8.375%, 07/15/2033	525,000	726,640
Time Warner, Inc.
7.625%, 04/15/2031	285,000	386,082
Toyota Motor Credit Corp.
3.400%, 09/15/2021	320,000	343,073
Viacom, Inc.
4.250%, 09/15/2015	150,000	161,481
4.500%, 03/01/2021	120,000	132,768
Volkswagen International Finance NV
2.875%, 04/01/2016 (S)	60,000	63,181

		9,821,785
Consumer Staples - 1.9%
Altria Group, Inc.
4.125%, 09/11/2015	150,000	161,847
8.500%, 11/10/2013	80,000	83,818
9.250%, 08/06/2019	160,000	223,136
9.950%, 11/10/2038	50,000	82,480
Anheuser-Busch InBev Worldwide, Inc.
6.875%, 11/15/2019	460,000	596,170
7.750%, 01/15/2019	335,000	440,442
Bottling Group LLC
5.125%, 01/15/2019	105,000	124,123
Brown-Forman Corp.
2.500%, 01/15/2016	300,000	314,255
Bunge, Ltd. Finance Corp.
8.500%, 06/15/2019	160,000	206,344
Campbell Soup Company
4.500%, 02/15/2019	300,000	339,629
ConAgra Foods, Inc.
5.819%, 06/15/2017	62,000	71,966
7.000%, 04/15/2019	150,000	187,822
9.750%, 03/01/2021	175,000	236,270
CVS Caremark Corp.
4.125%, 05/15/2021	60,000	66,841

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
CVS Pass-Through Trust
8.353%, 07/10/2031 (S)	$93,123	$126,750
Diageo Capital PLC
4.828%, 07/15/2020	95,000	111,156
Dr Pepper Snapple Group, Inc.
2.900%, 01/15/2016	500,000	527,267
Energizer Holdings, Inc.
4.700%, 05/19/2021	250,000	266,858
General Mills, Inc.
5.650%, 02/15/2019	315,000	379,403
Kellogg Company
4.150%, 11/15/2019	30,000	33,691
Kimberly-Clark Corp.
7.500%, 11/01/2018	250,000	331,942
Kraft Foods Group Inc
6.875%, 01/26/2039	40,000	52,789
Kraft Foods Group, Inc.
6.125%, 08/23/2018	66,000	80,312
Mondelez International, Inc.
6.125%, 02/01/2018	24,000	28,797
6.750%, 02/19/2014	625,000	657,535
PepsiCo, Inc.
4.000%, 03/05/2042	270,000	265,489
5.500%, 01/15/2040	280,000	341,319
Philip Morris International, Inc.
4.125%, 05/17/2021	320,000	357,503
6.875%, 03/17/2014	290,000	308,104
Reynolds American, Inc.
3.250%, 11/01/2022	270,000	267,144
Safeway, Inc.
6.250%, 03/15/2014	165,000	173,062
6.350%, 08/15/2017	135,000	157,618
Tate & Lyle International Finance PLC
5.000%, 11/15/2014 (S)	90,000	94,943
The Clorox Company
5.950%, 10/15/2017	295,000	348,840
The Coca-Cola Company
3.150%, 11/15/2020	60,000	64,852
The Kroger Company
3.900%, 10/01/2015	150,000	160,283
6.400%, 08/15/2017	370,000	442,103
The Procter & Gamble Company
5.500%, 02/01/2034	50,000	63,163
Wal-Mart Stores, Inc.
1.625%, 04/15/2014	530,000	537,151
4.125%, 02/01/2019	100,000	114,025
6.200%, 04/15/2038	125,000	165,156
7.550%, 02/15/2030	410,000	594,373
Walgreen Company
5.250%, 01/15/2019	335,000	390,487

		10,577,258
Energy - 2.5%
Anadarko Petroleum Corp.
6.450%, 09/15/2036	280,000	344,639
Apache Corp.
3.625%, 02/01/2021	250,000	269,877
6.000%, 09/15/2013	75,000	76,832
BP Capital Markets PLC
5.250%, 11/07/2013	80,000	82,235
Canadian Natural Resources, Ltd.
6.250%, 03/15/2038	290,000	352,262
Cenovus Energy, Inc.
5.700%, 10/15/2019	40,000	48,327

343

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Chevron Corp.
4.950%, 03/03/2019	$90,000	$107,488
ConocoPhillips
5.750%, 02/01/2019	100,000	122,409
DCP Midstream LLC
9.700%, 12/01/2013 (S)	90,000	95,034
9.750%, 03/15/2019 (S)	95,000	125,172
Devon Financing Corp. ULC
7.875%, 09/30/2031	170,000	230,818
Enbridge Energy Partners LP
9.875%, 03/01/2019	125,000	170,617
Encana Corp.
6.500%, 08/15/2034	270,000	314,977
Energy Transfer Partners LP
6.500%, 02/01/2042	50,000	57,218
6.700%, 07/01/2018	250,000	301,775
Ensco PLC
4.700%, 03/15/2021	360,000	402,187
Enterprise Products Operating LLC
4.850%, 08/15/2042	280,000	286,181
6.875%, 03/01/2033	130,000	164,940
9.750%, 01/31/2014	60,000	64,465
EOG Resources, Inc.
4.100%, 02/01/2021	300,000	338,703
Halliburton Company
6.150%, 09/15/2019	360,000	453,333
Hess Corp.
8.125%, 02/15/2019	280,000	361,803
Kinder Morgan Energy Partners LP
5.625%, 02/15/2015	120,000	130,363
6.375%, 03/01/2041	60,000	72,452
6.500%, 09/01/2039	180,000	217,558
9.000%, 02/01/2019	60,000	80,311
Magellan Midstream Partners LP
6.550%, 07/15/2019	180,000	221,963
Nabors Industries, Inc.
9.250%, 01/15/2019	105,000	135,112
Nexen, Inc.
6.200%, 07/30/2019	120,000	149,841
Noble Holding International, Ltd.
6.050%, 03/01/2041	50,000	55,281
7.375%, 03/15/2014	290,000	307,638
Occidental Petroleum Corp.
4.100%, 02/01/2021	300,000	340,313
ONEOK Partners LP
6.650%, 10/01/2036	268,000	322,462
Pemex Project Funding Master Trust
6.625%, 06/15/2035	230,000	275,425
7.375%, 12/15/2014	260,000	287,040
Petro-Canada
5.950%, 05/15/2035	235,000	279,131
6.050%, 05/15/2018	125,000	150,684
Petrobras International Finance Company
5.375%, 01/27/2021	400,000	431,846
6.750%, 01/27/2041	80,000	90,556
8.375%, 12/10/2018	90,000	112,517
Petroleos Mexicanos
5.500%, 01/21/2021	320,000	367,200
Plains All American Pipeline LP
8.750%, 05/01/2019	60,000	81,324
Shell International Finance BV
6.375%, 12/15/2038	90,000	124,500

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Southern Natural Gas Company
4.400%, 06/15/2021	$250,000	$275,521
Statoil ASA
1.800%, 11/23/2016	580,000	599,470
Sunoco Logistics Partners Operations LP
3.450%, 01/15/2023	170,000	168,321
Talisman Energy, Inc.
3.750%, 02/01/2021	60,000	62,436
6.250%, 02/01/2038	110,000	124,472
7.750%, 06/01/2019	150,000	190,234
The Williams Companies, Inc.
7.875%, 09/01/2021	190,000	242,920
Tosco Corp.
8.125%, 02/15/2030	383,000	561,024
Total Capital SA
3.125%, 10/02/2015	40,000	42,332
4.125%, 01/28/2021	40,000	45,226
4.250%, 12/15/2021	60,000	68,414
TransCanada PipeLines, Ltd.
5.850%, 03/15/2036	405,000	491,359
Valero Energy Corp.
6.125%, 06/15/2017	345,000	410,558
7.500%, 04/15/2032	270,000	351,505
Weatherford International, Ltd.
5.500%, 02/15/2016	340,000	371,283
6.000%, 03/15/2018	185,000	211,127
Williams Partners LP
5.250%, 03/15/2020	400,000	456,075

		13,677,086
Financials - 7.6%
AEGON Funding Company LLC
5.750%, 12/15/2020	165,000	196,357
African Development Bank
6.875%, 10/15/2015	145,000	164,329
Allied World Assurance Company, Ltd.
7.500%, 08/01/2016	325,000	386,528
American Express Co
2.650%, 12/02/2022	345,000	338,341
American Express Credit Corp.
7.300%, 08/20/2013	100,000	102,561
American International Group, Inc.
5.450%, 05/18/2017	120,000	137,515
6.250%, 05/01/2036	430,000	535,964
Asian Development Bank
5.593%, 07/16/2018	590,000	719,783
Banco Bradesco SA
4.125%, 05/16/2016 (S)	200,000	209,500
Bank of America Corp.
5.000%, 05/13/2021	320,000	358,909
5.875%, 01/05/2021	350,000	413,569
6.500%, 08/01/2016	80,000	92,143
Bank of Nova Scotia
2.900%, 03/29/2016	580,000	614,999
Barclays Bank PLC
5.200%, 07/10/2014	170,000	179,213
6.750%, 05/22/2019	240,000	298,686
BB&T Corp.
5.200%, 12/23/2015	335,000	372,055
5.700%, 04/30/2014	300,000	316,683
Berkshire Hathaway Finance Corp.
4.250%, 01/15/2021	60,000	67,518
5.400%, 05/15/2018	105,000	125,524

344

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Berkshire Hathaway, Inc.
3.200%, 02/11/2015	$120,000	$125,940
BNP Paribas
3.250%, 03/11/2015	600,000	622,139
Boston Properties LP
4.125%, 05/15/2021	300,000	325,271
BRE Properties, Inc.
5.200%, 03/15/2021	60,000	68,138
Burlington Northern Santa Fe LLC
4.400%, 03/15/2042	50,000	49,845
Capital One Bank Usa Na
3.375%, 02/15/2023	360,000	356,740
Capital One Financial Corp.
7.375%, 05/23/2014	110,000	118,082
Chubb Corp.
5.750%, 05/15/2018	275,000	334,699
Citigroup, Inc.
5.875%, 02/22/2033 to 05/29/2037	530,000	609,058
8.500%, 05/22/2019	277,000	369,219
CNA Financial Corp.
7.350%, 11/15/2019	280,000	354,611
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
4.500%, 01/11/2021	500,000	560,466
Credit Suisse New York
5.500%, 05/01/2014	750,000	789,033
Credit Suisse USA, Inc.
4.875%, 01/15/2015	475,000	509,675
Deutsche Bank AG
3.250%, 01/11/2016	500,000	529,958
3.875%, 08/18/2014	560,000	583,135
4.875%, 05/20/2013	110,000	110,623
Discover Financial Services
5.200%, 04/27/2022	120,000	135,034
European Bank For Reconstruction &
Development
1.625%, 09/03/2015	70,000	71,966
European Investment Bank
2.375%, 03/14/2014	210,000	214,086
2.875%, 09/15/2020	200,000	215,491
4.625%, 05/15/2014 to 10/20/2015	1,894,000	2,011,677
4.875%, 01/17/2017	200,000	230,164
Fifth Third Bancorp
3.625%, 01/25/2016	250,000	267,273
5.450%, 01/15/2017	300,000	336,998
First Horizon National Corp.
5.375%, 12/15/2015	320,000	348,098
General Electric Capital Corp.
6.000%, 08/07/2019	250,000	303,681
6.750%, 03/15/2032	230,000	293,141
6.875%, 01/10/2039	585,000	767,642
Hartford Financial Services Group, Inc.
5.950%, 10/15/2036	170,000	198,742
HCP, Inc.
5.375%, 02/01/2021	250,000	290,571
Health Care REIT, Inc.
4.950%, 01/15/2021	320,000	355,967
Hospitality Properties Trust
7.875%, 08/15/2014	280,000	295,566
HSBC Holdings PLC
6.500%, 09/15/2037	660,000	809,612
ING Bank NV
3.000%, 09/01/2015 (S)	450,000	465,795

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
International American Development Bank
2.250%, 07/15/2015	$830,000	$864,965
7.000%, 06/15/2025	325,000	461,115
International Bank for Reconstruction &
Development
8.625%, 10/15/2016	100,000	126,960
International Finance Corp.
3.000%, 04/22/2014	610,000	627,586
Jefferies Group, Inc.
5.125%, 04/13/2018	330,000	359,700
JPMorgan Chase & Company
1.100%, 10/15/2015	290,000	290,412
4.350%, 08/15/2021	710,000	783,753
4.750%, 05/01/2013	125,000	125,434
6.400%, 05/15/2038	125,000	160,533
Kemper Corp.
6.000%, 11/30/2015	120,000	131,395
KeyCorp
5.100%, 03/24/2021	250,000	291,229
6.500%, 05/14/2013	125,000	125,859
Kimco Realty Corp.
6.875%, 10/01/2019	60,000	76,078
Kreditanstalt fuer Wiederaufbau
4.375%, 03/15/2018	360,000	417,763
5.125%, 03/14/2016	780,000	883,891
Landwirtschaftliche Rentenbank
5.125%, 02/01/2017	75,000	87,301
Lincoln National Corp.
7.000%, 06/15/2040	150,000	197,895
Merrill Lynch & Company, Inc.
6.875%, 04/25/2018 to 11/15/2018	397,000	481,874
7.750%, 05/14/2038	480,000	640,636
MetLife, Inc.
6.750%, 06/01/2016	150,000	176,354
6.817%, 08/15/2018	190,000	236,951
Moody’s Corp.
5.500%, 09/01/2020	60,000	65,560
Morgan Stanley
5.950%, 12/28/2017	435,000	503,831
6.625%, 04/01/2018	503,000	601,548
7.300%, 05/13/2019	110,000	136,192
National Rural Utilities Cooperative
Finance Corp.
10.375%, 11/01/2018	180,000	262,815
Nomura Holdings, Inc.
4.125%, 01/19/2016	110,000	116,470
Northern Trust Corp.
3.450%, 11/04/2020	300,000	325,628
Oesterreichische Kontrollbank AG
4.875%, 02/16/2016	295,000	329,719
PartnerRe Finance A LLC
6.875%, 06/01/2018	250,000	302,708
PartnerRe Finance B LLC
5.500%, 06/01/2020	60,000	68,355
Plum Creek Timberlands LP
4.700%, 03/15/2021	150,000	163,482
PNC Funding Corp.
4.250%, 09/21/2015	40,000	43,358
5.625%, 02/01/2017	310,000	354,217
6.700%, 06/10/2019	310,000	391,383
ProLogis LP
5.625%, 11/15/2016	185,000	209,659

345

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Prudential Financial, Inc.
3.875%, 01/14/2015	$140,000	$147,298
4.750%, 04/01/2014 to 09/17/2015	395,000	425,162
5.375%, 06/21/2020	280,000	330,412
Reinsurance Group of America, Inc.
5.000%, 06/01/2021	50,000	55,771
Royal Bank of Canada
2.100%, 07/29/2013	160,000	160,794
Senior Housing Properties Trust
4.300%, 01/15/2016	110,000	115,104
Simon Property Group LP
5.650%, 02/01/2020	330,000	398,314
5.875%, 03/01/2017	205,000	238,308
SLM Corp.
7.250%, 01/25/2022	50,000	55,875
8.000%, 03/25/2020	390,000	452,400
SunTrust Banks, Inc.
6.000%, 09/11/2017	435,000	513,723
The Allstate Corp.
5.950%, 04/01/2036	335,000	422,696
The Bank of New York Mellon Corp.
2.500%, 01/15/2016	150,000	157,000
The Bear Stearns Companies LLC
7.250%, 02/01/2018	710,000	882,736
The Goldman Sachs Group, Inc.
5.500%, 11/15/2014	630,000	674,647
6.125%, 02/15/2033	375,000	431,900
6.150%, 04/01/2018	735,000	866,479
7.500%, 02/15/2019	240,000	300,403
The Travelers Companies, Inc.
5.900%, 06/02/2019	310,000	385,365
6.250%, 06/20/2016	190,000	221,461
Travelers Property Casualty Corp.
7.750%, 04/15/2026	50,000	69,210
U.S. Bank NA (3.778% to 04/29/2015 then
3 month LIBOR + 2.003%)
04/29/2020	230,000	242,336
UBS AG
5.750%, 04/25/2018	185,000	219,261
Union Bank NA
5.950%, 05/11/2016	250,000	282,807
US Bancorp
2.450%, 07/27/2015	280,000	291,925
Ventas Realty LP
3.125%, 11/30/2015	150,000	158,559
4.750%, 06/01/2021	60,000	66,720
Vornado Realty LP
4.250%, 04/01/2015	290,000	306,518
Wells Fargo & Company
5.000%, 11/15/2014	105,000	111,760
5.625%, 12/11/2017	185,000	218,917
Westpac Banking Corp.
3.000%, 12/09/2015	450,000	475,659
Willis North America, Inc.
7.000%, 09/29/2019	50,000	59,648
Xstrata Finance Canada, Ltd.
5.800%, 11/15/2016 (S)	105,000	119,557

		40,939,647
Health Care - 1.4%
Aetna, Inc.
3.950%, 09/01/2020	290,000	317,665
6.000%, 06/15/2016	105,000	120,949

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
Amgen, Inc.
5.150%, 11/15/2041	$100,000	$107,483
5.700%, 02/01/2019	50,000	59,990
5.750%, 03/15/2040	40,000	46,252
AstraZeneca PLC
5.900%, 09/15/2017	340,000	408,300
Baxter International, Inc.
5.900%, 09/01/2016	315,000	366,390
Becton, Dickinson and Company
3.250%, 11/12/2020	300,000	318,706
Bristol-Myers Squibb Company
6.800%, 11/15/2026	195,000	270,671
Cigna Corp.
4.000%, 02/15/2022	280,000	302,669
Covidien International Finance SA
6.000%, 10/15/2017	360,000	432,053
Eli Lilly & Company
7.125%, 06/01/2025	250,000	350,358
Gilead Sciences, Inc.
4.500%, 04/01/2021	330,000	374,486
GlaxoSmithKline Capital, Inc.
4.375%, 04/15/2014	105,000	109,304
6.375%, 05/15/2038	210,000	281,288
Howard Hughes Medical Institute
3.450%, 09/01/2014	310,000	324,595
Johnson & Johnson
2.150%, 05/15/2016	320,000	334,977
5.850%, 07/15/2038	285,000	377,192
Laboratory Corp. of America Holdings
4.625%, 11/15/2020	280,000	306,772
Life Technologies Corp.
5.000%, 01/15/2021	310,000	335,589
McKesson Corp.
4.750%, 03/01/2021	150,000	173,853
Medtronic, Inc.
5.600%, 03/15/2019	165,000	200,486
Novartis Securities Investment, Ltd.
5.125%, 02/10/2019	80,000	95,571
Pharmacia Corp.
6.500%, 12/01/2018	335,000	424,014
Quest Diagnostics, Inc.
5.450%, 11/01/2015	30,000	33,068
St. Jude Medical, Inc.
4.875%, 07/15/2019	170,000	193,920
UnitedHealth Group, Inc.
4.375%, 03/15/2042	50,000	50,455
4.875%, 03/15/2015	12,000	12,970
5.800%, 03/15/2036	300,000	356,939
WellPoint, Inc.
6.375%, 06/15/2037	345,000	425,157

		7,512,122
Industrials - 1.5%
Burlington Northern Santa Fe LLC
4.700%, 10/01/2019	250,000	291,332
7.000%, 02/01/2014	390,000	410,420
Canadian Pacific Railway Company
4.450%, 03/15/2023	300,000	331,197
Caterpillar Financial Services Corp.
6.125%, 02/17/2014	380,000	399,071
Caterpillar, Inc.
7.900%, 12/15/2018	95,000	127,693
CSX Corp.
3.700%, 10/30/2020	270,000	293,201

346

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
CSX Corp. (continued)
6.250%, 04/01/2015	$415,000	$459,522
7.375%, 02/01/2019	105,000	133,936
Emerson Electric Company
4.875%, 10/15/2019	250,000	296,421
ERAC USA Finance LLC
5.250%, 10/01/2020 (S)	60,000	69,700
FedEx Corp.
3.875%, 08/01/2042	420,000	393,784
8.000%, 01/15/2019	50,000	65,681
Fluor Corp.
3.375%, 09/15/2021	320,000	338,702
GATX Corp.
4.750%, 05/15/2015	170,000	180,381
Honeywell International, Inc.
3.875%, 02/15/2014	310,000	319,016
Ingersoll-Rand Global Holding Company, Ltd.
6.875%, 08/15/2018	340,000	410,556
Koninklijke Philips Electronics NV
6.875%, 03/11/2038	250,000	335,270
L-3 Communications Corp.
4.750%, 07/15/2020	150,000	166,019
Norfolk Southern Corp.
4.837%, 10/01/2041	240,000	261,096
Northrop Grumman Corp.
3.500%, 03/15/2021	150,000	160,529
Pitney Bowes, Inc.
6.250%, 03/15/2019	180,000	199,794
Snap-On, Inc.
6.125%, 09/01/2021	310,000	382,833
The Boeing Company
8.750%, 09/15/2031	90,000	137,313
Tyco Electronics Group SA
6.550%, 10/01/2017	500,000	598,155
Union Pacific Corp.
4.000%, 02/01/2021	280,000	312,850
6.625%, 02/01/2029	285,000	377,704
United Technologies Corp.
5.375%, 12/15/2017	100,000	118,644
6.125%, 02/01/2019	245,000	305,751
Waste Management, Inc.
6.125%, 11/30/2039	50,000	61,739
7.375%, 03/11/2019	315,000	398,958

		8,337,268
Information Technology - 1.0%
Cisco Systems, Inc.
3.150%, 03/14/2017	60,000	65,041
5.900%, 02/15/2039	80,000	100,310
Dell, Inc.
4.700%, 04/15/2013	130,000	130,155
5.875%, 06/15/2019	150,000	157,032
eBay, Inc.
3.250%, 10/15/2020	250,000	267,928
Google, Inc.
3.625%, 05/19/2021	320,000	355,020
Hewlett-Packard Company
2.125%, 09/13/2015	290,000	294,012
3.750%, 12/01/2020	300,000	298,014
4.750%, 06/02/2014	340,000	355,134
IBM Corp.
2.000%, 01/05/2016	330,000	342,137
4.000%, 06/20/2042	210,000	211,110
5.600%, 11/30/2039	21,000	26,200

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Information Technology (continued)
IBM Corp. (continued)
6.500%, 10/15/2013	$140,000	$144,579
Intel Corp.
2.700%, 12/15/2022	690,000	684,158
Microsoft Corp.
2.950%, 06/01/2014	410,000	422,603
Motorola Solutions, Inc.
6.000%, 11/15/2017	170,000	199,063
Oracle Corp.
5.750%, 04/15/2018	435,000	525,124
SAIC, Inc.
4.450%, 12/01/2020	300,000	320,888
The Western Union Company
3.650%, 08/22/2018	100,000	103,233
Xerox Corp.
6.750%, 12/15/2039	60,000	71,195
XLIT, Ltd.
5.750%, 10/01/2021	310,000	368,390

		5,441,326
Materials - 1.2%
Agrium, Inc.
6.750%, 01/15/2019	350,000	429,089
Alcoa, Inc.
6.750%, 07/15/2018	345,000	394,253
ArcelorMittal
5.375%, 06/01/2013	155,000	155,977
Barrick North America Finance LLC
4.400%, 05/30/2021	250,000	267,120
BHP Billiton Finance USA, Ltd.
6.500%, 04/01/2019	300,000	379,684
Cliffs Natural Resources, Inc.
4.875%, 04/01/2021 (L)	330,000	325,386
CRH America, Inc.
8.125%, 07/15/2018	220,000	273,538
E.I. du Pont de Nemours & Company
3.625%, 01/15/2021	180,000	197,576
Newmont Mining Corp.
4.875%, 03/15/2042	270,000	261,687
POSCO
4.250%, 10/28/2020 (S)	100,000	108,760
Potash Corp. of Saskatchewan, Inc.
5.625%, 12/01/2040	150,000	175,509
PPG Industries, Inc.
3.600%, 11/15/2020	300,000	321,675
Praxair, Inc.
2.450%, 02/15/2022	240,000	240,929
Rio Tinto Alcan, Inc.
6.125%, 12/15/2033	100,000	124,541
Rio Tinto Finance USA PLC
4.750%, 03/22/2042	270,000	281,805
Rio Tinto Finance USA, Ltd.
5.200%, 11/02/2040	250,000	280,080
6.500%, 07/15/2018	70,000	85,964
Teck Resources, Ltd.
4.500%, 01/15/2021	70,000	74,484
6.250%, 07/15/2041	270,000	286,020
The Dow Chemical Company
4.375%, 11/15/2042	590,000	566,866
5.700%, 05/15/2018	170,000	200,488
5.900%, 02/15/2015	240,000	262,320
9.400%, 05/15/2039	130,000	207,011

347

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Vale Overseas, Ltd.
6.875%, 11/10/2039	$350,000	$399,678

		6,300,440
Telecommunication Services - 1.1%
America Movil SAB de CV
5.000%, 03/30/2020	61,000	68,643
American Tower Corp.
4.500%, 01/15/2018	310,000	341,085
Ameritech Capital Funding Corp.
6.875%, 10/15/2027	60,000	72,566
AT&T, Inc.
3.000%, 02/15/2022	500,000	506,222
4.300%, 12/15/2042 (S)	20,000	18,667
5.625%, 06/15/2016	480,000	548,086
6.300%, 01/15/2038	400,000	480,533
BellSouth Corp.
6.875%, 10/15/2031	200,000	241,716
British Telecommunications PLC
9.625%, 12/15/2030	190,000	294,837
Deutsche Telekom International Finance BV
8.750%, 06/15/2030	146,000	206,972
Telecom Italia Capital SA
7.721%, 06/04/2038	310,000	323,092
Telefonica Emisiones SAU
7.045%, 06/20/2036	230,000	247,224
Telefonica Europe BV
8.250%, 09/15/2030	350,000	414,614
Verizon Communications, Inc.
4.600%, 04/01/2021	650,000	727,357
6.900%, 04/15/2038	190,000	243,843
Verizon Wireless Capital LLC
7.375%, 11/15/2013	100,000	104,113
8.500%, 11/15/2018	250,000	332,856
Vodafone Group PLC
4.375%, 03/16/2021	110,000	124,029
5.375%, 01/30/2015	190,000	205,911
5.450%, 06/10/2019	320,000	380,953

		5,883,319
Utilities - 1.7%
CenterPoint Energy Resources Corp.
4.500%, 01/15/2021	246,000	279,663
Consolidated Edison Company of New
York, Inc.
7.125%, 12/01/2018	295,000	382,962
Constellation Energy Group, Inc.
5.150%, 12/01/2020	310,000	354,164
Dominion Resources, Inc.
5.200%, 08/15/2019	110,000	131,050
DTE Energy Company
6.350%, 06/01/2016	230,000	266,700
Duke Energy Carolinas LLC
6.000%, 01/15/2038	200,000	256,232
7.000%, 11/15/2018	290,000	375,692
Entergy Corp.
5.125%, 09/15/2020	310,000	340,646
Entergy Texas, Inc.
7.125%, 02/01/2019	50,000	62,022
Exelon Generation Company LLC
6.250%, 10/01/2039	160,000	186,086
Florida Power & Light Company
5.650%, 02/01/2037	290,000	362,071

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Georgia Power Company
5.950%, 02/01/2039	$335,000	$422,581
Hydro Quebec
8.400%, 01/15/2022	250,000	357,134
Indiana Michigan Power Company
6.050%, 03/15/2037	187,000	225,521
NextEra Energy Capital Holdings, Inc.
7.875%, 12/15/2015	295,000	347,187
NiSource Finance Corp.
6.800%, 01/15/2019	380,000	463,909
Oncor Electric Delivery Company LLC
7.500%, 09/01/2038	188,000	263,144
Pacific Gas & Electric Company
3.500%, 10/01/2020	60,000	65,276
6.050%, 03/01/2034	260,000	325,697
6.250%, 12/01/2013	135,000	140,036
PacifiCorp
6.000%, 01/15/2039	335,000	437,683
Peco Energy Company
5.000%, 10/01/2014	300,000	319,209
Pennsylvania Electric Company
5.200%, 04/01/2020	300,000	342,379
PPL WEM Holdings PLC
5.375%, 05/01/2021 (S)	60,000	68,626
Progress Energy, Inc.
4.400%, 01/15/2021	305,000	341,395
7.050%, 03/15/2019	50,000	63,470
Public Service Electric & Gas Company
6.330%, 11/01/2013	120,000	123,966
San Diego Gas & Electric Company
6.125%, 09/15/2037	202,000	271,678
Southern California Edison Company
5.350%, 07/15/2035	130,000	155,306
Southern Company
2.375%, 09/15/2015	500,000	518,498
Southwestern Public Service Company
8.750%, 12/01/2018	255,000	341,904
Virginia Electric and Power Company
3.450%, 09/01/2022	50,000	54,267
8.875%, 11/15/2038	190,000	319,894
Wisconsin Electric Power Company
6.000%, 04/01/2014	260,000	273,453

		9,239,501

TOTAL CORPORATE BONDS (Cost $104,446,100)		$117,729,752

MUNICIPAL BONDS - 0.9%
Bay Area Toll Authority (California)
6.907%, 10/01/2050	50,000	70,405
Illinois State Toll Highway Authority
6.184%, 01/01/2034	150,000	190,218
Maryland State Transportation Authority
5.888%, 07/01/2043	60,000	79,004
Metropolitan Washington Airports Authority
(District of Columbia)
7.462%, 10/01/2046	40,000	50,925
New Jersey State Turnpike Authority
7.102%, 01/01/2041	90,000	128,004
New York State Dormitory Authority
5.628%, 03/15/2039	340,000	412,607
New York State Urban Development Corp.
5.770%, 03/15/2039	300,000	367,569
North Carolina Turnpike Authority
6.700%, 01/01/2039	60,000	70,753

348

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
State of California
7.300%, 10/01/2039	$400,000	$557,460
7.500%, 04/01/2034	80,000	111,983
State of Illinois, GO
5.100%, 06/01/2033	115,000	113,611
7.350%, 07/01/2035	280,000	336,078
State of Texas
5.517%, 04/01/2039	260,000	331,828
State of Utah
3.539%, 07/01/2025	390,000	426,075
4.554%, 07/01/2024	260,000	304,364
State of Washington
5.481%, 08/01/2039	260,000	325,291
Texas Transportation Commission
5.178%, 04/01/2030	310,000	379,390
University of California
5.770%, 05/15/2043	320,000	386,346

TOTAL MUNICIPAL BONDS (Cost $3,853,535)		$4,641,911

COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.6%
Commercial & Residential - 2.6%
Banc of America Commercial Mortgage, Inc.
Series 2006-5, Class A3,
5.390%, 09/10/2047	880,000	924,105
Series 2006-1, Class AM,
5.421%, 09/10/2045 (P)	200,000	220,897
Series 2006-4, Class A4,
5.634%, 07/10/2046	790,000	887,894
Bear Stearns Commercial Mortgage Securities
Series 2004-PWR3, Class A4,
4.715%, 02/11/2041	443,688	451,512
Series 2005-T20, Class A3,
5.147%, 10/12/2042 (P)	325,665	329,773
Series 2006-PW11, Class AM,
5.450%, 03/11/2039 (P)	200,000	222,064
Series 2006-PW12, Class A4,
5.718%, 09/11/2038 (P)	935,000	1,054,800
Citigroup/Deutsche Bank
Commercial Mortgage Trust
Series 2006-CD2, Class A4,
5.305%, 01/15/2046 (P)	170,000	187,638
Series 2006-CD2, Class AM,
5.352%, 01/15/2046 (P)	200,000	218,027
Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-C3, Class A3
4.645%, 07/15/2037	207,179	211,729
GE Capital Commercial Mortgage Corp.,
Series 2005-C1, Class A3
4.578%, 06/10/2048	463,437	472,285
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2004-CB8, Class A4,
4.404%, 01/12/2039	397,110	407,496
Series 2005-LDP4, Class A4,
4.918%, 10/15/2042 (P)	150,000	160,551
Series 2005-CB11, Class A3,
5.197%, 08/12/2037	681,604	693,256
Series 2005-LDP5, Class A4,
5.201%, 12/15/2044 (P)	1,695,000	1,857,923
Series 2005-CB13, Class A3A1,
5.298%, 01/12/2043 (P)	80,000	81,997
Series 2006-LDP8, Class AM,
5.440%, 05/15/2045	485,000	541,223

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
JPMorgan Chase Commercial Mortgage
Securities Corp. (continued)
Series 2006-LDP8, Class A3B,
5.447%, 05/15/2045	$205,000	$211,529
LB Commercial Conduit Mortgage Trust,
Series 2007-C3, Class A4
5.864%, 07/15/2044 (P)	180,000	209,147
Merrill Lynch Mortgage Trust
Series 2006-C1, Class AM,
5.686%, 05/12/2039 (P)	800,000	896,123
Series 2008-C1, Class A4,
5.690%, 02/12/2051	900,000	1,048,913
Morgan Stanley Capital I
Series 2011, Class C10,
5.033%, 09/15/2047 (P)(S)	190,000	224,884
Series 2007-T27, Class A4,
5.651%, 06/11/2042 (P)	630,000	737,197
Series 2006-T23, Class A2,
5.750%, 08/12/2041 (P)	165,646	167,441
Wachovia Bank Commercial Mortgage Trust
Series 2005-C17, Class A4,
5.083%, 03/15/2042 (P)	1,050,000	1,123,085
Series 2004-C11, Class A5,
5.215%, 01/15/2041 (P)	500,000	519,875

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $12,567,714)		$14,061,364

ASSET BACKED SECURITIES - 0.1%
Volkswagen Auto Loan
Enhanced Trust 0.850%, 08/22/2016	380,000	381,821
Detroit Edison Securitization Funding LLC,
Series 2001-1, Class A6
6.620%, 03/01/2016	250,000	268,359

TOTAL ASSET BACKED SECURITIES (Cost $667,024)		$650,180

SECURITIES LENDING COLLATERAL - 0.0%
John Hancock Collateral
Investment Trust, 0.2481% (W)(Y)	20,570	205,884

TOTAL SECURITIES LENDING
COLLATERAL (Cost $205,875)		$205,884

SHORT-TERM INVESTMENTS - 4.9%
Money Market Funds - 4.9%
State Street Institutional U.S. Government
Money Market Fund, 0.0241% (Y)	26,337,621	26,337,621

TOTAL SHORT-TERM INVESTMENTS (Cost $26,337,621)		$26,337,621

Total Investments (Total Bond Market Trust B)
(Cost $519,549,065) - 103.4%		$560,111,525
Other assets and liabilities, net - (3.4%)		(18,170,625)

TOTAL NET ASSETS - 100.0%		$541,940,900

349

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Total Return Trust
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 86.5%
U.S. Government - 43.9%
Treasury Inflation Protected Securities
0.125%, 04/15/2017 to 07/15/2022	$32,269,507	$35,143,439
0.625%, 07/15/2021 to 02/15/2043	6,918,916	7,724,470
0.750%, 02/15/2042	24,150,774	25,263,980
1.125%, 01/15/2021	5,789,300	6,829,110
1.250%, 07/15/2020	12,353,094	14,763,874
1.750%, 01/15/2028	6,704,510	8,530,966
1.875%, 07/15/2019	754,880	924,669
2.000%, 01/15/2026	8,004,828	10,427,537
2.125%, 02/15/2040	10,866,264	15,333,320
2.375%, 01/15/2025 to 01/15/2027	20,651,309	27,937,770
2.500%, 01/15/2029	20,055,189	28,049,067
3.625%, 04/15/2028	8,968,869	14,014,557
3.875%, 04/15/2029 (F)	7,703,575	12,524,326
U.S. Treasury Notes
0.375%, 11/15/2015 (C)	461,700,000	462,421,175
0.375%, 01/15/2016 to 02/15/2016	98,800,000	98,886,113
0.750%, 10/31/2017 to 03/31/2018	83,300,000	83,499,078
0.750%, 12/31/2017 to 02/28/2018 (C)	293,400,000	293,669,814
0.875%, 07/31/2019	35,500,000	35,064,557
1.000%, 06/30/2019 to 09/30/2019	118,100,000	117,391,849
1.125%, 05/31/2019 to 03/31/2020	34,100,000	34,093,381
1.250%, 10/31/2019 (C)	1,300,000	1,310,563
1.250%, 02/29/2020	17,500,000	17,542,385
1.375%, 01/31/2020	500,000	506,094
1.500%, 08/31/2018 (D)(F)	82,900,000	85,749,688
1.625%, 08/15/2022	38,100,000	37,638,647
1.625%, 11/15/2022 (C)	25,100,000	24,676,438
1.750%, 05/15/2022	7,300,000	7,327,375
2.000%, 02/15/2023	17,500,000	17,735,165
3.375%, 11/15/2019	4,000,000	4,581,876

		1,529,561,283
U.S. Government Agency - 42.6%
Federal Home Loan Mortgage Corp.
0.875%, 03/07/2018	1,100,000	1,098,353
1.000%, 03/08/2017 to 09/29/2017	49,000,000	49,548,543
1.250%, 05/12/2017 to 10/02/2019	29,600,000	29,523,837
1.750%, 05/30/2019	2,100,000	2,161,362
2.375%, 01/13/2022	4,800,000	4,999,397
2.678%, 01/01/2029 (P)	136,661	144,946
2.801%, 06/01/2034 (P)	189,873	200,883
3.750%, 03/27/2019	2,000,000	2,294,252
4.000%, TBA (C)	12,000,000	12,751,876
4.000%, 09/01/2035 to 12/01/2041	32,965,502	35,032,870
4.500%, TBA (C)	14,500,000	15,512,735
4.500%, 10/01/2025 to 10/01/2041	15,105,760	16,202,083
5.000%, 02/16/2017	1,400,000	1,632,182
5.500%, 08/23/2017 to 07/01/2038	1,945,466	2,144,439
6.000%, 03/01/2016 to 08/01/2038	1,205,049	1,317,791
Federal National Mortgage Association
0.500%, 03/30/2016	8,300,000	8,309,553
0.875%, 08/28/2017 to 02/08/2018	11,200,000	11,193,144
1.125%, 04/27/2017	6,200,000	6,315,661
1.250%, 01/30/2017	5,300,000	5,417,093
1.375%, 06/01/2043 (P)	970,425	984,639
1.575%, 10/01/2040 (P)	171,765	175,317
2.217%, 09/01/2035 (P)	3,086,021	3,273,852
2.310%, 08/01/2022	700,000	705,705
2.500%, TBA (C)	7,000,000	7,263,459
2.500%, 01/01/2027 to 10/01/2027	9,554,402	9,921,466
2.590%, 07/01/2022	11,862,603	12,152,454
2.640%, 06/01/2022	6,300,000	6,466,684

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
2.870%, 09/01/2027		$1,600,000	$1,544,215
2.940%, 07/01/2022		2,632,523	2,766,104
3.000%, TBA (C)		109,000,000	113,124,803
3.000%, 04/01/2022 to 03/01/2028		4,876,362	5,141,466
3.156%, 05/01/2022		9,648,137	10,286,725
3.330%, 11/01/2021		391,103	424,980
3.500%, TBA (C)		11,000,000	11,656,763
3.500%, 09/01/2020 to 01/01/2026		1,035,991	1,100,515
3.876%, 05/01/2036 (P)		1,682,431	1,829,156
4.000%, TBA (C)		215,500,000	229,727,548
4.000%, 07/01/2019 to 01/01/2042		54,387,381	58,140,482
4.500%, TBA (C)		183,000,000	197,081,316
4.500%, 04/01/2018 to 01/01/2042		228,265,177	246,392,633
4.725%, 09/01/2035 (P)		146,388	155,187
5.000%, TBA (C)		22,154,581	24,002,873
5.000%, 02/13/2017 to 07/01/2041		74,637,043	81,034,342
5.007%, 05/01/2035 (P)		252,987	269,269
5.375%, 06/12/2017		1,600,000	1,908,355
5.500%, TBA (C)		94,500,000	103,030,704
5.500%, 03/01/2021 to 09/01/2041		90,207,855	98,561,207
6.000%, TBA (C)		12,000,000	13,143,750
6.000%, 12/01/2016 to 06/01/2040		30,141,797	33,027,707
6.500%, 03/01/2036 to 11/01/2037		41,087	45,882
Government National
Mortgage Association
1.625%, 02/20/2024 to 02/20/2032 (P)		886,277	924,642
1.750%, 09/20/2021 to 05/20/2030 (P)		380,487	393,231
Small Business Administration
4.504%, 02/01/2014		71,225	72,780
4.880%, 11/01/2024		74,399	81,426
5.130%, 09/01/2023		116,844	129,571
5.520%, 06/01/2024		2,419,385	2,737,143

			1,485,479,351

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $2,985,630,285)			$3,015,040,634

FOREIGN GOVERNMENT
OBLIGATIONS - 11.0%
Canada - 3.5%
Province of British Columbia
4.300%, 06/18/2042	CAD	400,000	452,874
Province of Ontario
1.600%, 09/21/2016		$100,000	102,901
1.650%, 09/27/2019		7,500,000	7,496,970
2.850%, 06/02/2023	CAD	1,700,000	1,678,513
3.000%, 07/16/2018		$1,800,000	1,954,679
3.150%, 06/02/2022	CAD	13,100,000	13,401,499
4.000%, 06/02/2021		3,000,000	3,280,878
4.200%, 06/02/2020		29,300,000	32,407,528
4.300%, 03/08/2017		1,400,000	1,516,165
4.400%, 04/14/2020		$1,100,000	1,285,461
4.600%, 06/02/2039	CAD	1,800,000	2,085,137
4.700%, 06/02/2037		36,400,000	42,470,668
Province of Quebec
2.750%, 08/25/2021		$1,200,000	1,246,619
3.000%, 09/01/2023	CAD	200,000	198,185
3.500%, 07/29/2020		$600,000	664,889
3.500%, 12/01/2022	CAD	1,700,000	1,771,340
4.250%, 12/01/2021		5,000,000	5,532,067

350

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Canada (continued)
Province of Quebec (continued)
4.500%, 12/01/2017 to 12/01/2020	CAD	3,700,000	$4,117,247

			121,663,620
France - 0.2%
Societe Financement de l’Economie
Francaise
3.375%, 05/05/2014 (S)		$4,900,000	5,059,426
Italy - 6.0%
Italy Certificati di Credito del Tesoro
Zero Coupon 09/30/2014 (Z)	EUR	21,800,000	27,181,466
Republic of Italy
1.700%, 09/15/2018		496,520	613,272
2.100%, 09/15/2021		1,915,578	2,277,070
2.500%, 03/01/2015		21,000,000	27,099,008
3.000%, 04/15/2015		2,600,000	3,380,805
3.500%, 11/01/2017		9,000,000	11,540,995
3.750%, 08/01/2015 to 08/01/2016		19,400,000	25,591,773
4.000%, 02/01/2017		300,000	396,175
4.250%, 08/01/2014 to 02/01/2015		9,900,000	13,124,510
4.500%, 07/15/2015		50,400,000	67,454,437
4.750%, 09/15/2016 to 06/01/2017		19,100,000	25,787,687
6.000%, 11/15/2014		3,400,000	4,639,054

			209,086,252
Mexico - 0.3%
Government of Mexico
6.000%, 06/18/2015	MXN	34,700,000	2,911,766
6.250%, 06/16/2016		26,700,000	2,275,814
10.000%, 12/05/2024		6,400,000	745,092
Mexico Cetes
Zero Coupon 04/18/2013 (Z)		734,000,000	5,928,954

			11,861,626
Panama - 0.0%
Republic of Panama
7.250%, 03/15/2015		$700,000	780,500
South Korea - 0.5%
Export-Import Bank of Korea
4.125%, 09/09/2015		6,400,000	6,851,398
Korea Development Bank
4.375%, 08/10/2015		9,900,000	10,615,909
Korea Housing Finance Corp.
4.125%, 12/15/2015 (S)		1,100,000	1,181,985

			18,649,292
Spain - 0.5%
Kingdom of Spain
3.000%, 04/30/2015	EUR	800,000	1,034,776
3.150%, 01/31/2016		700,000	900,574
3.750%, 10/31/2015		5,300,000	6,929,685
3.800%, 01/31/2017		100,000	129,340
4.000%, 07/30/2015		2,500,000	3,293,235
4.250%, 10/31/2016		800,000	1,051,456
4.400%, 01/31/2015		2,100,000	2,792,563

			16,131,629

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $372,256,100)			$383,232,345

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS - 14.4%
Consumer Discretionary - 1.2%
Banque PSA Finance SA
2.183%, 04/04/2014 (P)(S)		$5,400,000	$5,353,128
Daimler Finance North America LLC
0.894%, 03/28/2014 (P)(S)		1,750,000	1,754,412
1.480%, 09/13/2013 (P)(S)		2,500,000	2,509,765
Ford Motor Credit Company LLC
7.000%, 04/15/2015		800,000	882,753
8.000%, 06/01/2014 to 12/15/2016		1,200,000	1,426,484
8.700%, 10/01/2014		500,000	552,327
President and Fellows of Harvard College
6.500%, 01/15/2039 (S)		21,300,000	30,226,489

			42,705,358
Energy - 1.2%
AK Transneft OJSC
8.700%, 08/07/2018 (S)		1,300,000	1,657,825
Cameron International Corp.
1.217%, 06/02/2014 (P)		3,500,000	3,519,737
El Paso Corp.
7.750%, 01/15/2032		5,475,000	6,134,349
Gazprom OAO
5.092%, 11/29/2015 (S)		300,000	319,956
6.212%, 11/22/2016 (S)		3,970,000	4,421,786
10.500%, 03/08/2014		1,000,000	1,082,500
Novatek OAO
5.326%, 02/03/2016 (S)		1,100,000	1,177,275
Petrobras International Finance Company
3.875%, 01/27/2016		9,100,000	9,523,787
5.875%, 03/01/2018		10,000,000	11,233,040
Petroleos Mexicanos
5.500%, 01/21/2021		2,100,000	2,409,750
Ras Laffan Liquefied Natural Gas
Company, Ltd. III
5.838%, 09/30/2027 (S)		1,500,000	1,777,500

			43,257,505
Financials - 10.2%
Allstate Life Global Funding Trusts
5.375%, 04/30/2013		3,000,000	3,012,054
Ally Financial, Inc.
3.492%, 02/11/2014 (P)		600,000	608,844
4.625%, 06/26/2015		4,100,000	4,289,805
6.750%, 12/01/2014		2,000,000	2,145,000
7.500%, 09/15/2020		100,000	122,000
8.000%, 11/01/2031		5,100,000	6,426,000
8.300%, 02/12/2015		2,600,000	2,886,000
American Express Credit Corp.
5.875%, 05/02/2013		2,800,000	2,812,194
American International Group, Inc.
4.900%, 06/02/2014	CAD	6,100,000	6,120,696
5.050%, 10/01/2015		$800,000	876,379
5.450%, 05/18/2017		400,000	458,385
ANZ National International, Ltd.
6.200%, 07/19/2013 (S)		3,900,000	3,967,993
Australia & New Zealand Banking
Group, Ltd.
2.125%, 01/10/2014 (S)		4,700,000	4,761,866
Banco Nacional de Desenvolvimento
Economico e Social
4.125%, 09/15/2017 (S)	EUR	1,100,000	1,522,839
Banco Santander Brasil SA
4.500%, 04/06/2015 (S)		$600,000	624,000
Bank of America Corp.
6.500%, 08/01/2016		15,700,000	18,083,056

351

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Bank of America NA
6.000%, 10/15/2036		$1,400,000	$1,680,172
Bank of China Hong Kong, Ltd.
5.550%, 02/11/2020 (S)		1,200,000	1,345,625
Bank of Montreal
1.950%, 01/30/2017 (S)		1,400,000	1,456,398
2.850%, 06/09/2015 (S)		1,000,000	1,050,100
Bank of Nova Scotia
1.650%, 10/29/2015 (S)		2,400,000	2,465,040
Barclays Bank PLC
2.375%, 01/13/2014		1,400,000	1,418,743
5.200%, 07/10/2014		2,200,000	2,319,222
BBVA Bancomer SA
4.500%, 03/10/2016 (S)		1,400,000	1,487,500
6.500%, 03/10/2021 (S)		2,900,000	3,291,500
BNP Paribas SA
1.205%, 01/10/2014 (P)		9,300,000	9,341,562
BPCE SA
2.375%, 10/04/2013 (S)		900,000	908,413
CIT Group, Inc.
5.250%, 04/01/2014 (S)		1,000,000	1,038,750
Citigroup, Inc.
0.551%, 06/09/2016 (P)		9,600,000	9,258,288
1.543%, 11/08/2013 (P)		5,100,000	5,123,154
2.293%, 08/13/2013 (P)		2,700,000	2,717,761
4.875%, 05/07/2015		2,500,000	2,665,485
5.500%, 04/11/2013		10,900,000	10,912,709
5.850%, 07/02/2013		1,000,000	1,012,895
6.125%, 08/25/2036		4,200,000	4,809,727
Credit Suisse New York
2.200%, 01/14/2014		2,200,000	2,229,383
Dexia Credit Local SA
0.780%, 09/06/2013		7,300,000	7,329,209
0.781%, 04/29/2014 (P)(S)		11,400,000	11,336,301
2.750%, 04/29/2014		7,500,000	7,629,458
2.750%, 04/29/2014 (S)		1,000,000	1,017,261
Fifth Third Bancorp
0.700%, 12/20/2016 (P)		1,200,000	1,181,314
General Electric Capital Corp.
6.875%, 01/10/2039		9,200,000	12,072,323
HSBC Bank PLC
2.000%, 01/19/2014 (S)		2,300,000	2,322,793
HSBC Holdings PLC
6.500%, 05/02/2036 to 09/15/2037		2,200,000	2,699,773
ING Bank NV
2.000%, 10/18/2013 (S)		1,200,000	1,208,431
International Lease Finance Corp.
5.750%, 05/15/2016		800,000	864,074
6.750%, 09/01/2016 (S)		2,100,000	2,373,000
Intesa Sanpaolo SpA
2.688%, 02/24/2014 (P)(S)		5,300,000	5,330,666
JPMorgan Chase & Company
0.465%, 09/26/2013 (P)	EUR	500,000	641,455
LBG Capital No.1 PLC (8.500% to
12/17/2021, then 3 month
LIBOR + 6.921%)
12/17/2021 (Q)(S)		$700,000	746,864
Lloyds TSB Bank PLC (12.000% to
12/16/2024, then 3 month
LIBOR + 11.750%)
12/16/2024 (Q)(S)		14,700,000	19,531,229
Merrill Lynch & Company, Inc.
6.400%, 08/28/2017		4,300,000	5,048,849

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Merrill Lynch & Company, Inc. (continued)
6.875%, 04/25/2018	$9,100,000	$10,988,687
Monumental Global Funding III
5.500%, 04/22/2013 (S)	2,300,000	2,306,332
Morgan Stanley
2.792%, 05/14/2013 (P)	9,400,000	9,424,666
Murray Street Investment Trust I
4.647%, 03/09/2017	6,800,000	7,438,479
National Australia Bank, Ltd.
5.350%, 06/12/2013 (S)	3,300,000	3,332,366
National Bank of Canada
2.200%, 10/19/2016 (S)	400,000	419,083
Nationwide Building Society
6.250%, 02/25/2020 (S)	5,000,000	5,855,610
Nordea Bank AB
2.125%, 01/14/2014 (S)	1,000,000	1,011,626
Pricoa Global Funding I
0.483%, 09/27/2013 (P)(S)	3,300,000	3,301,330
Principal Life Income Funding Trusts
5.300%, 04/24/2013	2,700,000	2,707,706
5.550%, 04/27/2015	4,300,000	4,718,162
Resona Bank, Ltd. (5.850% to 04/15/2016,
then 3 month LIBOR + 2.770%)
04/15/2016 (Q)(S)	700,000	754,601
RZD Capital, Ltd.
5.739%, 04/03/2017	3,100,000	3,410,000
Santander US Debt SAU
2.991%, 10/07/2013 (S)	9,500,000	9,563,546
SLM Corp.
5.375%, 05/15/2014	1,300,000	1,355,596
6.250%, 01/25/2016	7,400,000	8,084,966
State Bank of India/London
4.500%, 07/27/2015 (S)	2,900,000	3,055,150
Stone Street Trust
5.902%, 12/15/2015 (S)	7,500,000	8,151,570
Sumitomo Mitsui Banking Corp.
1.950%, 01/14/2014 (S)	2,100,000	2,118,054
The Bear Stearns Companies LLC
7.250%, 02/01/2018	43,600,000	54,207,444
The Goldman Sachs Group, Inc.
6.150%, 04/01/2018	1,200,000	1,414,660
Vnesheconombank
5.450%, 11/22/2017 (S)	1,200,000	1,302,360
Westpac Banking Corp.
3.585%, 08/14/2014 (S)	2,700,000	2,811,332

		354,315,864
Health Care - 0.2%
AbbVie, Inc.
1.056%, 11/06/2015 (P)(S)	5,700,000	5,782,399
Industrials - 0.5%
Caterpillar, Inc.
0.459%, 05/21/2013 (P)	12,800,000	12,806,861
Noble Group, Ltd.
6.750%, 01/29/2020	2,800,000	3,136,000
Odebrecht Drilling Norbe VIII/IX, Ltd.
6.350%, 06/30/2021 (S)	1,045,000	1,149,500

		17,092,361
Information Technology - 0.4%
Hewlett-Packard Company
0.568%, 05/24/2013 (P)	14,800,000	14,799,156

352

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Materials - 0.5%
Braskem Finance, Ltd.
5.750%, 04/15/2021 (S)	$1,200,000	$1,258,200
CSN Islands XI Corp.
6.875%, 09/21/2019 (S)	5,000,000	5,550,000
CSN Resources SA
6.500%, 07/21/2020 (S)	4,300,000	4,598,850
Gerdau Holdings, Inc.
7.000%, 01/20/2020 (S)	2,800,000	3,190,600
Gerdau Trade, Inc.
5.750%, 01/30/2021 (S)	900,000	960,750
Rohm & Haas Company
6.000%, 09/15/2017	2,100,000	2,467,177

		18,025,577
Telecommunication Services - 0.0%
Qtel International Finance, Ltd.
3.375%, 10/14/2016 (S)	200,000	210,700
4.750%, 02/16/2021 (S)	300,000	334,500

		545,200
Utilities - 0.2%
ENN Energy Holdings, Ltd.
6.000%, 05/13/2021 (S)	200,000	232,730
Nisource Finance Corp.
6.125%, 03/01/2022	4,800,000	5,749,138

		5,981,868

TOTAL CORPORATE BONDS (Cost $456,071,811)		$502,505,288

CAPITAL PREFERRED SECURITIES - 0.2%
Financials - 0.2%
State Street Capital Trust IV
1.280%, 06/15/2037 (P)	600,000	482,250
UBS Preferred Funding Trust V (6.243%
to 05/15/2016, then 3 month
LIBOR + 1.615%)
05/15/2016 (Q)	5,400,000	5,582,250

		6,064,500

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $6,137,052)		$6,064,500

MUNICIPAL BONDS - 4.4%
American Municipal Power, Inc. (Ohio)
8.084%, 02/15/2050	2,700,000	3,953,043
Bay Area Toll Authority (California)
7.043%, 04/01/2050	4,200,000	6,025,992
California Infrastructure & Economic
Development Bank
6.486%, 05/15/2049	1,100,000	1,300,684
California State University
6.484%, 11/01/2041	2,000,000	2,291,380
Chicago Transit Authority (Illinois)
6.200%, 12/01/2040	1,300,000	1,483,222
Chicago Transit Authority,
Series A (Illinois)
6.300%, 12/01/2021	200,000	230,816
6.899%, 12/01/2040	3,400,000	4,199,544
Chicago Transit Authority,
Series B (Illinois)
6.300%, 12/01/2021	400,000	461,632
6.899%, 12/01/2040	3,300,000	4,076,028
City of Los Angeles (California)
5.713%, 06/01/2039	1,000,000	1,175,100

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
City of North Las Vegas (Nevada)
6.572%, 06/01/2040	$11,600,000	$13,261,236
County of Clark (Nevada)
6.820%, 07/01/2045	2,200,000	3,083,344
Illinois Municipal Electric Agency
6.832%, 02/01/2035	2,700,000	3,247,047
Iowa Tobacco Settlement Authority,
Series A
6.500%, 06/01/2023	330,000	326,941
Los Angeles County Public Works
Financing Authority (California)
7.488%, 08/01/2033	500,000	654,870
7.618%, 08/01/2040	800,000	1,062,256
Los Angeles Unified School
District (California)
4.500%, 07/01/2022	6,200,000	7,035,760
6.758%, 07/01/2034	3,300,000	4,478,925
New Jersey State Turnpike Authority
7.414%, 01/01/2040	12,000,000	17,529,840
New York City Municipal Water Finance
Authority (New York)
5.882%, 06/15/2044	5,100,000	6,746,637
6.011%, 06/15/2042	1,000,000	1,348,860
6.282%, 06/15/2042	5,100,000	6,047,784
New York State Dormitory Authority
5.000%, 03/15/2031	1,000,000	1,152,770
New York State Thruway Authority
5.000%, 01/01/2042	9,100,000	9,984,702
New York State Urban Development Corp.
5.000%, 03/15/2027	2,295,000	2,667,387
North Carolina Turnpike Authority
6.700%, 01/01/2039	3,000,000	3,537,630
Northern Tobacco Securitization Corp.
(Alaska)
5.000%, 06/01/2046	7,500,000	6,660,225
Pennsylvania Turnpike Commission
5.000%, 12/01/2028	2,295,000	2,636,289
Public Power Generation Agency
(Nebraska)
7.242%, 01/01/2041	500,000	595,780
State of California
5.650%, 04/01/2039 (P)	1,200,000	1,204,392
7.500%, 04/01/2034	1,300,000	1,819,727
7.550%, 04/01/2039	1,300,000	1,878,240
7.600%, 11/01/2040	2,600,000	3,795,948
State of Iowa
6.750%, 06/01/2034	6,400,000	7,530,176
State of Washington - Series C
5.000%, 06/01/2041	7,800,000	8,766,732
State of Wisconsin
5.050%, 05/01/2018	200,000	229,700
Tobacco Settlement Financing Corp.
(Rhode Island)
6.250%, 06/01/2042	500,000	515,000
University of California
6.398%, 05/15/2031	500,000	618,375
6.548%, 05/15/2048	7,300,000	9,636,438

TOTAL MUNICIPAL BONDS (Cost $126,507,049)		$153,250,452

353

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

TERM LOANS (M) - 0.2%
Financials - 0.2%
Springleaf Finance Funding Company
5.500%, 05/10/2017		$7,100,000	$7,139,938

TOTAL TERM LOANS (Cost $7,073,678)			$7,139,938

COLLATERALIZED MORTGAGE
OBLIGATIONS - 5.1%
Commercial & Residential - 4.4%
American Home Mortgage
Investment Trust, Series 2004-4,
Class 4A
2.457%, 02/25/2045 (P)		674,064	658,287
Arran Residential Mortgages
Funding PLC, Series 2010-1A,
Class A2B
1.626%, 05/16/2047 (P)(S)	EUR	4,988,301	6,499,021
Banc of America Large Loan, Inc.,
Series 2010-HLTN, Class HLTN
2.503%, 11/15/2015 (P)(S)		$2,443,335	2,456,954
Bank of America Funding Corp.
Series 2005-D, Class A1,
2.631%, 05/25/2035 (P)		1,068,081	1,092,585
Series 2004-A, Class 1A3,
5.602%, 09/20/2034 (P)		174,705	183,965
Bank of America Mortgage
Securities Trust, Series 2004-2,
Class 5A1
6.500%, 10/25/2031		9,661	10,206
BCAP LLC Trust
Series 2011-RR4, Class 8A1,
5.250%, 02/26/2036 (S)		3,191,950	2,996,312
Series 2011-RR5, Class 5A1,
5.250%, 08/26/2037 (S)		7,928,526	8,405,121
Series 2011-RR5, Class 12A1,
5.575%, 03/26/2037 (P)(S)		600,000	565,505
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2005-2, Class A1,
2.600%, 03/25/2035 (P)		9,809,892	9,870,890
Series 2004-6, Class 1A1,
2.804%, 09/25/2034 (P)		80,393	71,894
Series 2002-11, Class 1A2,
2.959%, 02/25/2033 (P)		120,038	109,176
Series 2003-8, Class 2A1,
3.068%, 01/25/2034 (P)		602,454	610,554
Series 2004-7, Class 1A1,
3.115%, 10/25/2034 (P)		60,321	52,396
Series 2004-3, Class 1A2,
3.129%, 07/25/2034 (P)		47,280	45,897
Series 2004-9, Class 22A1,
3.485%, 11/25/2034 (P)		672,781	675,010
Bear Stearns Alt-A Trust
Series 2006-8, Class 3A1,
0.364%, 02/25/2034 (P)		1,614,354	1,548,645
Series 2005-4, Class 23A1,
2.768%, 05/25/2035 (P)		2,218,930	2,016,956
Series 2005-7, Class 22A1,
2.926%, 09/25/2035 (P)		1,278,695	1,075,973
Series 2004-9, Class 2A1,
2.979%, 09/25/2034 (P)		91,708	80,079
Bear Stearns Commercial
Mortgage Securities
Series 2007-T26, Class A4,
5.471%, 01/12/2045 (P)		2,000,000	2,303,016

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Bear Stearns Commercial Mortgage
Securities (continued)
Series 2007-PW18, Class A4,
5.700%, 06/11/2050		$5,200,000	$6,094,031
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1,
2.270%, 09/25/2035 (P)		9,295,238	9,197,145
Series 2005-11, Class A2A,
2.570%, 10/25/2035 (P)		425,653	417,363
Countrywide Alternative Loan Trust
Series 2007-OA6, Class A1B,
0.404%, 06/25/2037 (P)		10,526,638	8,549,925
Series 2003-J3, Class 2A1,
6.250%, 12/25/2033		24,419	25,850
Countrywide Home Loan Mortgage
Pass Through Trust
Series 2005-3, Class 1A2,
0.494%, 04/25/2035 (P)		320,676	260,228
Series 2005-HYB9, Class 3A2A,
2.783%, 02/20/2036 (P)		476,215	413,439
Series 2004-HYB9, Class 1A1,
2.800%, 02/20/2035 (P)		3,082,037	2,936,155
Series 2004-22, Class A3,
2.927%, 11/25/2034 (P)		1,817,011	1,702,237
Series 2004-12, Class 11A2,
3.057%, 08/25/2034 (P)		55,784	49,635
Series 2003-R4, Class 2A,
6.500%, 01/25/2034 (P)(S)		134,462	139,236
Credit Suisse First Boston Mortgage
Securities Corp., Series 2004-AR8,
Class 2A1
2.804%, 09/25/2034 (P)		186,089	188,888
Credit Suisse Mortgage Capital
Certificates, Series 2007-C5, Class A4 ,
5.695%, 09/15/2040 (P)		11,200,000	12,927,611
European Loan Conduit, Series 25X,
Class A
0.376%, 05/15/2019 (P)	EUR	207,224	251,685
First Nationwide Trust, Series 2001-3,
Class 1A1
6.750%, 08/21/2031		$2,770	2,859
GMAC Mortgage Corp Loan Trust,
Series 2005-AR6, Class 3A1
3.642%, 11/19/2035 (P)		494,819	473,080
Greenpoint Mortgage Funding Trust,
Series 2006-AR6, Class A1A
0.284%, 10/25/2046 (P)		5	5
Greenwich Capital
Commercial Funding Corp.
Series 2005-GG3, Class A4,
4.799%, 08/10/2042 (P)		300,000	316,658
Series 2007-GG9, Class A4,
5.444%, 03/10/2039		1,600,000	1,824,163
GS Mortgage Securities Corp. II,
Series 2007-EOP, Class A1
1.103%, 03/06/2020 (P)(S)		2,337,719	2,338,397
GSR Mortgage Loan Trust,
Series 2005-AR7, Class 6A1
5.111%, 11/25/2035 (P)		1,580,614	1,554,327
Harborview Mortgage Loan Trust,
Series 2005-2, Class 2A1A
0.423%, 05/19/2035 (P)		454,882	372,561

354

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Holmes Master Issuer PLC,
Series 2011-1A, Class A3
1.545%, 10/15/2054 (P)(S)	EUR	2,656,995	$3,436,792
HomeBanc Mortgage Trust, Series 2005-4,
Class A1
0.474%, 10/25/2035 (P)		$7,058,787	5,926,586
Impac CMB Trust, Series 2004-6,
Class 1A2
0.984%, 10/25/2034 (P)		11,162,036	10,242,507
IndyMac ARM Trust, Series 2001-H2,
Class A2
1.820%, 01/25/2032 (P)		6,659	6,275
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2010-C2, Class A3,
4.070%, 11/15/2043 (S)		5,000,000	5,562,810
Series 2007-LDPX, Class A3,
5.420%, 01/15/2049		500,000	568,636
Series 2007-LD12, Class A4,
5.882%, 02/15/2051 (P)		1,200,000	1,396,694
JPMorgan Mortgage Trust
Series 2005-A1, Class 6T1,
4.863%, 02/25/2035 (P)		360,803	365,113
Series 2005-S3, Class 1A2,
5.750%, 01/25/2036		217,078	204,441
Mellon Residential Funding Corp.,
Series 2000-TBC2, Class A1
0.683%, 06/15/2030 (P)		1,176,969	1,163,547
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A10, Class A,
0.414%, 02/25/2036 (P)		964,837	856,747
Series 2005-3, Class 5A,
0.454%, 11/25/2035 (P)		888,786	834,961
Series 2005-A6, Class 2A3,
0.584%, 08/25/2035 (P)		3,200,000	2,720,835
Series 2005-2, Class 3A,
1.204%, 10/25/2035 (P)		463,798	461,876
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-6,
Class A4
5.485%, 03/12/2051 (P)		1,300,000	1,476,220
Morgan Stanley Capital I Trust
Series 2007-IQ14, Class A2FX,
5.610%, 04/15/2049		2,117,083	2,139,655
Series 2007-IQ16, Class A4,
5.809%, 12/12/2049		400,000	466,696
Morgan Stanley Re-REMIC Trust,
Series 2009-GG10, Class A4A
5.787%, 08/12/2045 (P)(S)		1,300,000	1,494,020
Nomura Asset Acceptance Corp.,
Series 2004-R1, Class A2
7.500%, 03/25/2034 (S)		196,429	212,405
Prime Mortgage Trust
Series 2004-CL1, Class 2A2,
0.604%, 02/25/2019 (P)		8,572	8,412
Series 2004-CL1, Class 1A2,
0.604%, 02/25/2034 (P)		220,780	215,017
RBSSP Resecuritization Trust
Series 2011-4, Class 6A1,
0.442%, 06/27/2036 (P)(S)		3,200,000	2,503,763
Series 2011-3, Class 2A1,
0.454%, 02/26/2037 (P)(S)		4,083,907	3,476,724

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Residential Funding Mortgage
Securities I Trust, Series 2004-S9,
Class 1A23
5.500%, 12/25/2034	$300,000	$308,143
Structured Adjustable Rate Mortgage
Loan Trust, Series 2004-8, Class 3A
2.639%, 07/25/2034 (P)	166,380	164,996
Structured Asset
Mortgage Investments, Inc.
Series 2005-AR2, Class 2A1,
0.434%, 05/25/2045 (P)	40,145	30,466
Series 2005-AR5, Class A3,
0.453%, 07/19/2035 (P)	1,908,365	1,875,118
Structured Asset Securities Corp.
Series 2001-21A, Class 1A1,
2.531%, 01/25/2032 (P)	18,281	16,461
Series 2002-1A, Class 4A,
2.584%, 02/25/2032 (P)	16,843	17,196
Series 2006-11, Class A1,
2.739%, 10/28/2035 (P)(S)	682,818	600,105
Wachovia Bank Commercial
Mortgage Trust, Series 2007-WHL8,
Class A1
0.283%, 06/15/2020 (P)(S)	2,925,383	2,884,038
WaMu Mortgage Pass-
Through Certificates
Series 2005-AR6, Class 2A1A,
0.434%, 04/25/2045 (P)	44,162	40,579
Series 2005-AR13, Class A1A1,
0.494%, 10/25/2045 (P)	439,961	407,868
Series 2005-AR2, Class 2A1A,
0.514%, 01/25/2045 (P)	25,244	24,266
Series 2002-AR17, Class 1A,
1.377%, 11/25/2042 (P)	200,676	191,418
Series 2002-AR6, Class A,
1.577%, 06/25/2042 (P)	7,977	7,667
Series 2002-AR9, Class 1A,
1.577%, 08/25/2042 (P)	672,399	642,096
Series 2002-AR2, Class A,
2.212%, 02/27/2034 (P)	69,288	70,219
Washington Mutual MSC Mortgage Pass-
Through CTFS, Series 2003-AR1,
Class 2A
2.233%, 02/25/2033 (P)	91,090	89,203
Wells Fargo Mortgage
Backed Securities Trust
Series 2004-CC, Class A1,
2.610%, 01/25/2035 (P)	1,478,883	1,473,643
Series 2006-AR2, Class 2A1,
2.641%, 03/25/2036 (P)	2,038,731	2,043,959
Series 2006-AR2, Class 2A5,
2.641%, 03/25/2036 (P)	6,116,194	5,888,469

		153,880,562
U.S. Government Agency - 0.7%
Federal Home Loan Mortgage Corp.
Series 3335, Class BF,
0.353%, 07/15/2019 (P)	999,104	998,563
Series 3335, Class FT,
0.353%, 08/15/2019 (P)	2,593,769	2,592,474
Series 3149, Class LF,
0.503%, 05/15/2036 (P)	1,354,910	1,354,540

355

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series T-63, Class 1A1,
1.375%, 02/25/2045 (P)	$195,267	$187,949
Series 2901, Class UB,
5.000%, 03/15/2033	426,068	435,974
Series 2906, Class GZ,
5.000%, 09/15/2034	452,789	515,517
Series 2935, Class HJ,
5.000%, 02/15/2035	400,000	453,071
Series 2941, Class WE,
5.000%, 03/15/2035	400,000	442,396
Series 2489, Class PE,
6.000%, 08/15/2032	375,128	416,672
Series 2503, Class PZ,
6.000%, 09/15/2032	1,416,325	1,582,677
Series 2362, Class ZA,
6.500%, 09/15/2031	377,598	434,828
Series 2204, Class Z,
7.500%, 12/20/2029	512,486	600,155
Series 2247, Class Z,
7.500%, 08/15/2030	264,843	312,899
Federal National Mortgage Association
Series 2007-73, Class A1,
0.264%, 07/25/2037 (P)	128,987	122,625
Series 2004-11, Class A,
0.324%, 03/25/2034 (P)	28,311	28,054
Series 2007-30, Class AF,
0.514%, 04/25/2037 (P)	1,697,071	1,700,971
Series 2004-W2, Class 1A3F,
0.554%, 02/25/2044 (P)	32,223	32,072
Series 2003-116, Class FA,
0.604%, 11/25/2033 (P)	146,628	147,081
Series 2005-75, Class FL,
0.654%, 09/25/2035 (P)	3,493,762	3,517,251
Series 2006-5, Class 3A2,
2.640%, 05/25/2035 (P)	215,575	226,639
Series 2005-9, Class ZA,
5.000%, 02/25/2035	751,516	840,565
Series 2002-56, Class ZQ,
6.000%, 09/25/2032	5,129,426	5,828,741
Series 2004-T1, Class 1A1,
6.000%, 01/25/2044	118,338	138,993
Series 2003-W1, Class 1A1,
6.121%, 12/25/2042 (P)	331,082	385,097
Government National
Mortgage Association
Series 2004-105, Class JZ,
5.000%, 12/20/2034	150,930	157,914
Series 2005-3, Class JZ,
5.000%, 01/16/2035	150,303	167,484
Series 2005-3, Class KZ,
5.000%, 01/16/2035	150,303	167,207
Series 2005-21, Class Z,
5.000%, 03/20/2035	1,192,468	1,391,489

		25,179,898

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $170,393,166)		$179,060,460

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

ASSET BACKED SECURITIES - 1.4%
Bear Stearns Asset Backed
Securities Trust, Series 2007-HE5,
Class 1A1
0.294%, 06/25/2047 (P)		$170,848	$169,261
Countrywide Asset Backed Certificates,
Series 2005-14, Class 3A3
0.554%, 04/25/2036 (P)		2,718,270	2,512,337
Duane Street CLO I, Ltd.,
Series 2005-1A, Class A
0.543%, 11/08/2017 (P)(S)		13,363,207	13,323,050
EMC Mortgage Loan Trust,
Series 2001-A Class A
0.944%, 05/25/2040 (P)(S)		709,385	666,061
GSRPM Mortgage Loan Trust,
Series 2003-1, Class A2
1.604%, 01/25/2032 (P)		1,617	1,617
Hillmark Funding, Series 2006-1A,
Class A1
0.539%, 05/21/2021 (P)(S)		10,800,000	10,476,464
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1
0.764%, 10/25/2034 (P)		86,584	77,526
Mastr Asset Backed Securities Trust,
Series 2007-HE1, Class A1
0.284%, 05/25/2037 (P)		121,393	120,050
Morgan Stanley ABS Capital I Inc Trust,
Series 2006-WMC1, Class A2C
0.514%, 12/25/2035 (P)		5,500,000	4,033,898
Penta CLO SA, Series 2007-1X, Class A1
0.564%, 06/04/2024 (P)	EUR	1,065,138	1,300,614
RASC Trust, Series 2005-KS4, Class M2
0.784%, 05/25/2035 (P)		$3,404,000	3,191,985
SLC Student Loan Trust, Series 2009-AA,
Class A
4.750%, 06/15/2033 (P)(S)		605,277	574,863
SLM Student Loan Trust
Series 2008-9, Class A,
1.801%, 04/25/2023 (P)		10,324,131	10,740,410
Series 2010-C, Class A2,
2.853%, 12/16/2019 (P)(S)		1,000,000	1,027,027
Soundview Home Equity Loan Trust,
Series 2007-OPT1, Class 2A1
0.284%, 06/25/2037 (P)		698,004	664,155

TOTAL ASSET BACKED SECURITIES (Cost $47,607,341)			$48,879,318

PREFERRED SECURITIES - 0.5%
Financials - 0.5%
DG Funding Trust, 2.534% (P)(S)		981	$8,566,307
Sovereign Real Estate
Investment Trust, 12.000% (S)		6,520	8,377,326

			16,943,633

TOTAL PREFERRED SECURITIES (Cost $18,902,571)			$16,943,633

SHORT-TERM INVESTMENTS - 2.7%
Commercial Paper - 1.0%
Itau Unibanco Holding SA
0.010%, 10/31/2013 *		$23,000,000	$22,798,892
0.010%, 11/08/2013 *		11,700,000	11,593,855

			34,392,747
U.S. Government - 0.0%
U.S. Treasury Bill
0.149%, 01/09/2014 (D)*		350,000	349,639

356

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement - 1.7%
Royal Bank of Canada Repurchase
Agreement dated 03/28/2013 at 0.230%
to be repurchased at $61,401,569 on
04/01/2013, collateralized by
$62,731,000 U.S. Treasury Note,
0.250% due 09/15/2015 (valued at
$62,672,829, including interest)
	$61,400,000	$61,400,000
Repurchase Agreement with State
Street Corp. dated 03/28/2013 at
0.010% to be repurchased at $307,000
on 04/01/2013, collateralized by
$315,000 U.S. Treasury Note, 0.250%
due 09/15/2015 (valued at $314,606,
including interest)
	307,000	307,000

		61,707,000

TOTAL SHORT-TERM INVESTMENTS (Cost $96,449,386)		$96,449,386

Total Investments (Total Return Trust)
(Cost $4,287,028,439) - 126.4%		$4,408,565,954
Other assets and liabilities, net - (26.4%)		(921,699,046)

TOTAL NET ASSETS - 100.0%		$3,486,866,908

Total Stock Market Index Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.0%
Consumer Discretionary - 12.5%
Auto Components - 0.4%
Allison Transmission Holdings, Inc.	4,234	$101,658
American Axle &
Manufacturing Holdings, Inc. (I)	1,888	25,771
Autoliv, Inc. (L)	2,223	153,698
BorgWarner, Inc. (I)(L)	2,665	206,111
Cooper Tire & Rubber Company	1,356	34,795
Dana Holding Corp.	3,498	62,369
Dorman Products, Inc. (L)	912	33,936
Drew Industries, Inc.	570	20,697
Exide Technologies (I)	2,107	5,689
Federal-Mogul Corp. (I)	2,412	14,544
Fuel Systems Solutions, Inc. (I)	460	7,576
Gentex Corp.	3,389	67,814
Gentherm, Inc. (I)	736	12,056
Icahn Enterprises LP	1,956	106,622
Johnson Controls, Inc.	15,751	552,388
Lear Corp.	2,226	122,141
Modine Manufacturing Company (I)	1,531	13,932
Motorcar Parts of America, Inc. (I)	567	3,476
Shiloh Industries, Inc.	268	2,886
Standard Motor Products, Inc.	572	15,856
Stoneridge, Inc. (I)	1,284	9,797
Strattec Security Corp.	167	4,748
Tenneco, Inc. (I)	1,435	56,410
The Goodyear Tire & Rubber Company (I)	5,479	69,090
Tower International, Inc. (I)	847	11,858
TRW Automotive Holdings Corp. (I)	2,797	153,835
UQM Technologies, Inc. (I)	2,453	1,815

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Auto Components (continued)
Visteon Corp. (I)	1,239	$71,490

		1,943,058
Automobiles - 0.6%
Ford Motor Company	87,637	1,152,427
General Motors Company (I)	36,052	1,002,967
Harley-Davidson, Inc.	5,223	278,386
Tesla Motors, Inc. (I)(L)	2,474	93,740
Thor Industries, Inc. (L)	1,235	45,436
Winnebago Industries, Inc. (I)	135	2,786

		2,575,742
Distributors - 0.1%
Core-Mark Holding Company, Inc.	337	17,291
Educational Development Corp.	1,013	3,870
Genuine Parts Company (L)	3,600	280,800
LKQ Corp. (I)	6,796	147,881
Pool Corp.	1,076	51,648
VOXX International Corp. (I)	569	6,094
Weyco Group, Inc.	372	9,118

		516,702
Diversified Consumer Services - 0.2%
American Public Education, Inc. (I)(L)	453	15,805
Apollo Group, Inc., Class A (I)	2,593	45,092
Ascent Capital Group, Inc., Class A (I)	363	27,022
Bridgepoint Education, Inc. (I)(L)	1,143	11,693
Capella Education Company (I)	323	10,058
Career Education Corp. (I)	1,814	4,299
Carriage Services, Inc.	634	13,473
Coinstar, Inc. (I)(L)	754	44,049
Collectors Universe, Inc.	520	6,120
Corinthian Colleges, Inc. (I)(L)	2,076	4,360
DeVry, Inc. (L)	1,447	45,942
Education Management Corp. (I)(L)	3,020	11,083
Grand Canyon Education, Inc. (I)	1,133	28,767
H&R Block, Inc.	6,192	182,169
Hillenbrand, Inc.	1,394	35,240
ITT Educational Services, Inc. (I)	608	8,378
K12, Inc. (I)(L)	824	19,867
Learning Tree International, Inc. (I)	519	1,920
Lifelock, Inc. (I)	1,507	14,512
Lincoln Educational Services Corp.	678	3,973
Matthews International Corp., Class A	631	22,016
Regis Corp. (L)	1,321	24,029
School Specialty, Inc. (I)(L)	600	42
Service Corp. International	4,780	79,969
Sotheby’s	1,604	60,006
Steiner Leisure, Ltd. (I)	379	18,328
Stewart Enterprises, Inc., Class A (L)	2,374	22,054
Stonemor Partners LP	631	15,851
Strayer Education, Inc.	266	12,869
Universal Technical Institute, Inc.	601	7,591
Weight Watchers International, Inc. (L)	1,290	54,322

		850,899
Hotels, Restaurants & Leisure - 2.1%
AFC Enterprises, Inc. (I)	121	4,396
Ambassadors Group, Inc.	714	3,077
Ameristar Casinos, Inc.	831	21,797
Bally Technologies, Inc. (I)(L)	884	45,941
Biglari Holdings, Inc. (I)	46	17,167
BJ’s Restaurants, Inc. (I)(L)	673	22,397
Bloomin’ Brands, Inc. (I)	2,674	47,784
Bluegreen Corp. (I)	986	9,702

357

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Bob Evans Farms, Inc.	748	$31,880
Boyd Gaming Corp. (I)(L)	2,162	17,880
Bravo Brio Restaurant Group, Inc. (I)	563	8,912
Brinker International, Inc. (L)	1,629	61,332
Buffalo Wild Wings, Inc. (I)(L)	443	38,776
Caesars Entertainment Corp. (I)(L)	2,966	47,041
Carnival Corp.	13,807	473,580
Carrols Restaurant Group, Inc. (I)	1,012	5,252
CEC Entertainment, Inc.	416	13,624
Cedar Fair LP	1,308	52,019
Chipotle Mexican Grill, Inc. (I)	725	236,256
Choice Hotels International, Inc. (L)	1,424	60,249
Churchill Downs, Inc.	397	27,806
Chuy’s Holdings, Inc. (I)	174	5,669
Cracker Barrel Old Country Store, Inc.	552	44,629
Darden Restaurants, Inc.	2,975	153,748
Del Frisco’s Restaurant Group, Inc. (I)	262	4,349
Denny’s Corp. (I)	2,764	15,948
DineEquity, Inc.	453	31,162
Domino’s Pizza, Inc.	1,357	69,804
Dover Downs Gaming & Entertainment, Inc.	2,511	5,223
Dunkin’ Brands Group, Inc.	2,413	88,991
Einstein Noah Restaurant Group, Inc.	496	7,356
Famous Dave’s of America, Inc. (I)	354	3,844
Fiesta Restaurant Group, Inc. (I)	48	1,275
Frisch’s Restaurants, Inc.	300	5,382
Hyatt Hotels Corp., Class A (I)	3,785	163,626
Ignite Restaurant Group, Inc. (I)	320	4,698
International Game Technology	6,105	100,733
International Speedway Corp., Class A	1,141	37,288
Interval Leisure Group, Inc.	1,455	31,632
Isle of Capri Casinos, Inc. (I)	996	6,265
Jack in the Box, Inc. (I)(L)	1,138	39,363
Jamba, Inc. (I)	2,705	7,709
Krispy Kreme Doughnuts, Inc. (I)	1,678	24,230
Las Vegas Sands Corp.	18,921	1,066,198
Life Time Fitness, Inc. (I)	1,011	43,251
Luby’s, Inc. (I)	958	7,166
Marcus Corp.	655	8,181
Marriott International, Inc., Class A	7,459	314,994
Marriott Vacations Worldwide Corp. (I)	845	36,259
McDonald’s Corp.	23,197	2,312,509
MGM Resorts International (I)	11,228	147,648
MTR Gaming Group, Inc. (I)	755	2,492
Multimedia Games Holding Company, Inc. (I)	748	15,611
Orient-Express Hotels, Ltd., Class A (I)	3,043	30,004
Panera Bread Company, Class A (I)	679	112,198
Papa John’s International, Inc. (I)	556	34,372
Penn National Gaming, Inc. (I)	1,750	95,253
Pinnacle Entertainment, Inc. (I)	1,136	16,608
Rick’s Cabaret International, Inc. (I)	508	4,491
Royal Caribbean Cruises, Ltd.	4,979	165,402
Ruby Tuesday, Inc. (I)	1,530	11,276
Ruth’s Hospitality Group, Inc. (I)	855	8,157
Scientific Games Corp., Class A (I)	2,110	18,463
SHFL Entertainment, Inc. (I)	1,236	20,481
Six Flags Entertainment Corp.	1,223	88,643
Sonic Corp. (I)	1,609	20,724
Speedway Motorsports, Inc.	1,119	20,131
Starbucks Corp.	17,469	995,034
Starwood Hotels & Resorts Worldwide, Inc.	4,568	291,119
Texas Roadhouse, Inc.	1,780	35,938
The Cheesecake Factory, Inc. (L)	1,261	48,687

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
The Wendy’s Company (L)	9,313	$52,805
Town Sports International Holdings, Inc.	871	8,240
Vail Resorts, Inc. (L)	847	52,785
WMS Industries, Inc. (I)	1,032	26,017
Wyndham Worldwide Corp.	3,275	211,172
Wynn Resorts, Ltd.	2,318	290,121
Yum! Brands, Inc.	10,484	754,219

		9,466,441
Household Durables - 0.5%
American Greetings Corp., Class A (L)	470	7,567
Bassett Furniture Industries, Inc.	559	8,922
Beazer Homes USA, Inc. (I)	590	9,346
Blyth, Inc. (L)	424	7,361
Cavco Industries, Inc. (I)	228	10,846
CSS Industries, Inc.	310	8,051
D.R. Horton, Inc. (L)	7,276	176,807
Ethan Allen Interiors, Inc. (L)	771	25,381
Furniture Brands International, Inc. (I)(L)	1,851	1,851
Harman International Industries, Inc.	1,513	67,525
Helen of Troy, Ltd. (I)	744	28,540
Hovnanian Enterprises, Inc., Class A (I)(L)	3,216	18,556
iRobot Corp. (I)(L)	671	17,218
Jarden Corp. (I)(L)	2,753	117,945
KB Home	1,721	37,466
Kid Brands, Inc. (I)	1,087	1,685
La-Z-Boy, Inc.	1,265	23,871
Leggett & Platt, Inc. (L)	3,208	108,366
Lennar Corp., Class A (L)	4,346	180,272
Libbey, Inc. (I)	573	11,076
Lifetime Brands, Inc.	530	6,047
M/I Homes, Inc. (I)(L)	534	13,056
MDC Holdings, Inc.	1,172	42,954
Meritage Homes Corp. (I)	836	39,175
Mohawk Industries, Inc. (I)	1,607	181,784
NACCO Industries, Inc., Class A	208	11,099
Newell Rubbermaid, Inc.	6,596	172,156
NVR, Inc. (I)	111	119,892
PulteGroup, Inc. (I)(L)	8,796	178,031
Skullcandy, Inc. (I)	724	3,823
Standard Pacific Corp. (I)	4,893	42,276
Tempur-Pedic International, Inc. (I)	1,334	66,206
The Ryland Group, Inc. (L)	1,096	45,616
Toll Brothers, Inc. (I)	3,880	132,851
Tupperware Brands Corp.	1,244	101,685
Universal Electronics, Inc. (I)	417	9,695
Whirlpool Corp.	1,784	211,333

		2,246,331
Internet & Catalog Retail - 1.0%
1-800-Flowers.com, Inc., Class A (I)	2,046	10,169
Amazon.com, Inc. (I)	10,392	2,769,364
Blue Nile, Inc. (I)	298	10,266
CafePress, Inc. (I)	462	2,777
Expedia, Inc.	3,102	186,151
Gaiam, Inc., Class A (I)	955	4,011
Groupon, Inc. (I)	15,040	92,045
HomeAway, Inc. (I)	1,918	62,335
HSN, Inc.	1,254	68,794
Kayak Software Corp. (I)	737	29,451
Liberty Interactive Corp., Series A (I)	12,781	273,258
Liberty Ventures, Series A (I)	558	42,174
Netflix, Inc. (I)	1,263	239,225
Nutrisystem, Inc.	805	6,826

358

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet & Catalog Retail (continued)
Orbitz Worldwide, Inc. (I)	2,566	$14,652
Overstock.com, Inc. (I)	201	2,476
PetMed Express, Inc.	711	9,538
priceline.com, Inc. (I)	1,146	788,368
Shutterfly, Inc. (I)(L)	874	38,605
TripAdvisor, Inc. (I)(L)	2,993	157,192
US Auto Parts Network, Inc. (I)	1,067	1,280
ValueVision Media, Inc. (I)	1,151	3,982
Vitacost.com, Inc. (I)(L)	888	6,420

		4,819,359
Leisure Equipment & Products - 0.2%
Arctic Cat, Inc. (I)	325	14,203
Black Diamond, Inc. (I)	814	7,416
Brunswick Corp.	1,979	67,721
Callaway Golf Company	1,516	10,036
Hasbro, Inc. (L)	2,938	129,096
LeapFrog Enterprises, Inc. (I)(L)	1,585	13,568
Marine Products Corp. (L)	1,228	9,038
Mattel, Inc.	7,767	340,117
Nautilus, Inc. (I)	1,477	10,782
Polaris Industries, Inc. (L)	1,555	143,822
Smith & Wesson Holding Corp. (I)(L)	1,795	16,155
Steinway Musical Instruments, Inc. (I)	327	7,855
Sturm Ruger & Company, Inc. (L)	479	24,300

		794,109
Media - 3.6%
AH Belo Corp., Class A	745	4,351
AMC Networks, Inc., Class A (I)	1,696	107,153
Arbitron, Inc.	442	20,717
Ballantyne Strong, Inc. (I)	629	2,661
Belo Corp., Class A	2,716	26,698
Cablevision Systems Corp., Class A	6,446	96,432
Carmike Cinemas, Inc. (I)	454	8,226
CBS Corp., Class B	14,734	687,930
Charter Communications, Inc., Class A (I)	2,304	240,031
Cinemark Holdings, Inc.	2,602	76,603
Clear Channel Outdoor
Holdings, Inc., Class A (I)	8,558	64,099
Comcast Corp., Class A	61,289	2,574,751
Crown Media Holdings, Inc., Class A (I)	6,814	13,969
Cumulus Media, Inc., Class A (I)(L)	3,719	12,533
Digital Generation, Inc. (I)(L)	594	3,819
DIRECTV (I)	14,424	816,543
Discovery Communications, Inc., Class A (I)	5,697	448,582
DISH Network Corp., Class A	10,345	392,076
DreamWorks Animation
SKG, Inc., Class A (I)(L)	2,049	38,849
Entercom
Communications Corp., Class A (I)(L)	1,104	8,214
Fisher Communications, Inc.	324	12,714
Gannett Company, Inc. (L)	5,296	115,824
Harte-Hanks, Inc.	1,351	10,524
John Wiley & Sons, Inc., Class A (L)	1,356	52,830
Journal Communications, Inc., Class A (I)	1,689	11,350
Lamar Advertising Company, Class A (I)	2,104	102,275
Liberty Global, Inc., Class A (I)(L)	6,123	449,428
Liberty Media Corp. (I)	2,746	306,536
LIN TV Corp., Class A (I)	1,443	15,859
Lions Gate Entertainment Corp. (I)	3,167	75,280
Live Nation Entertainment, Inc. (I)	4,343	53,723
LodgeNet Interactive Corp. (I)	1,135	11

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
Martha Stewart Living
Omnimedia, Inc., Class A (I)	2,837	$7,490
Media General, Inc., Class A (I)	932	5,536
Meredith Corp. (L)	915	35,008
Morningstar, Inc.	1,081	75,584
National CineMedia, Inc.	859	13,555
News Corp., Class A	54,379	1,659,647
Nexstar Broadcasting Group, Inc., Class A	858	15,444
Omnicom Group, Inc.	6,092	358,819
Pandora Media, Inc. (I)	3,852	54,544
ReachLocal, Inc. (I)	903	13,509
Regal Entertainment Group, Class A (L)	3,500	58,345
Rentrak Corp. (I)	448	9,847
Scholastic Corp. (L)	703	18,735
Scripps Networks Interactive, Inc., Class A	3,449	221,909
Shutterstock, Inc. (I)	637	28,652
Sinclair Broadcast Group, Inc., Class A	2,125	43,010
Sirius XM Radio, Inc.	119,755	368,845
Starz - Liberty Capital (I)	2,746	60,824
The EW Scripps Company, Class A (I)	1,326	15,952
The Interpublic Group of Companies, Inc.	9,986	130,118
The Madison Square Garden, Inc., Class A (I)	1,739	100,166
The McClatchy Company, Class A (I)	2,673	7,752
The McGraw-Hill Companies, Inc.	6,431	334,926
The New York Times Company, Class A (I)	3,548	34,770
The Walt Disney Company	41,259	2,343,511
The Washington Post Company, Class B	172	76,884
Thomson Reuters Corp.	18,750	609,000
Time Warner Cable, Inc.	7,044	676,647
Time Warner, Inc.	21,847	1,258,824
Valassis Communications, Inc. (L)	784	23,418
Value Line, Inc.	353	3,325
Viacom, Inc., Class B	11,859	730,159
Virgin Media, Inc.	6,143	300,823
World Wrestling
Entertainment, Inc., Class A (L)	2,108	18,593

		16,564,762
Multiline Retail - 0.7%
Big Lots, Inc. (I)(L)	1,333	47,015
Dillard’s, Inc., Class A (L)	1,068	83,891
Dollar General Corp. (I)	7,694	389,163
Dollar Tree, Inc. (I)	5,307	257,018
Family Dollar Stores, Inc.	2,697	159,258
Fred’s, Inc., Class A	1,098	15,021
Gordmans Stores, Inc. (I)	629	7,366
J.C. Penney Company, Inc.	5,008	75,671
Kohl’s Corp.	5,421	250,071
Macy’s, Inc.	9,275	388,066
Nordstrom, Inc.	4,601	254,113
Saks, Inc. (I)	3,627	41,602
Sears Canada, Inc.	1,086	10,491
Sears Holdings Corp. (I)(L)	2,448	122,327
Target Corp.	15,064	1,031,131
The Bon-Ton Stores, Inc.	139	1,807

		3,134,011
Specialty Retail - 2.3%
Aaron’s, Inc.	1,760	50,477
Abercrombie & Fitch Company, Class A	1,885	87,087
Advance Auto Parts, Inc.	1,706	141,001
Aeropostale, Inc. (I)	1,988	27,037
America’s Car-Mart, Inc. (I)	292	13,648
American Eagle Outfitters, Inc.	4,630	86,581

359

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
ANN, Inc. (I)	1,028	$29,833
Asbury Automotive Group, Inc. (I)	788	28,912
Ascena Retail Group, Inc. (I)	3,646	67,633
AutoNation, Inc. (I)	2,781	121,669
AutoZone, Inc. (I)	878	348,364
Barnes & Noble, Inc. (I)(L)	1,472	24,214
bebe stores, Inc.	1,774	7,398
Bed Bath & Beyond, Inc. (I)	5,349	344,583
Best Buy Company, Inc. (L)	7,812	173,036
Big 5 Sporting Goods Corp.	76	1,186
Brown Shoe Company, Inc. (L)	1,051	16,816
Build-A-Bear Workshop, Inc. (I)	637	3,433
Cabela’s, Inc. (I)(L)	1,575	95,729
CarMax, Inc. (I)	5,227	217,966
Chico’s FAS, Inc.	3,855	64,764
Christopher & Banks Corp. (I)	17	109
Citi Trends, Inc. (I)	426	4,358
Coldwater Creek, Inc. (I)	728	2,300
Conn’s, Inc. (I)	772	27,715
Destination Maternity Corp.	414	9,688
Destination XL Group, Inc. (I)	1,549	7,884
Dick’s Sporting Goods, Inc. (L)	2,831	133,906
DSW, Inc., Class A	1,018	64,948
Express, Inc. (I)	1,893	33,714
Five Below, Inc. (I)	1,216	46,074
Foot Locker, Inc.	3,503	119,943
Francesca’s Holdings Corp. (I)	1,068	30,609
GameStop Corp., Class A (L)	2,835	79,295
Genesco, Inc. (I)	586	35,213
GNC Holdings, Inc., Class A	2,254	88,537
Group 1 Automotive, Inc.	515	30,936
Guess?, Inc. (L)	1,920	47,674
Haverty Furniture Companies, Inc.	36	740
hhgregg, Inc. (I)	1,031	11,393
Hibbett Sports, Inc. (I)(L)	525	29,542
Hot Topic, Inc. (L)	1,203	16,698
Jos A. Bank Clothiers, Inc. (I)(L)	653	26,055
Kirkland’s, Inc. (I)	752	8,618
L Brands, Inc.	6,570	293,416
Lithia Motors, Inc., Class A	616	29,248
Lowe’s Companies, Inc.	26,227	994,528
Lumber Liquidators Holdings, Inc. (I)	580	40,728
MarineMax, Inc. (I)	667	9,065
Mattress Firm Holding Corp. (I)	808	27,908
Monro Muffler Brake, Inc.	719	28,551
New York & Company, Inc. (I)	1,751	7,162
O’Reilly Automotive, Inc. (I)	2,740	280,987
Office Depot, Inc. (I)	7,232	28,422
OfficeMax, Inc.	2,191	25,438
Orchard Supply Hardware
Stores Corp., Class A (I)	114	451
Pacific Sunwear of California, Inc. (I)	2,141	4,475
Penske Automotive Group, Inc. (L)	2,065	68,888
PetSmart, Inc.	2,486	154,381
Pier 1 Imports, Inc. (L)	2,566	59,018
RadioShack Corp. (L)	2,580	8,669
Rent-A-Center, Inc. (L)	1,268	46,840
Restoration Hardware Holdings, Inc. (I)	789	27,615
Ross Stores, Inc.	5,105	309,465
rue21, Inc. (I)	304	8,935
Sally Beauty Holdings, Inc. (I)	4,107	120,664
Sears Hometown And Outlet Stores Inc (I)	442	17,835
Select Comfort Corp. (I)	1,360	26,887

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Shoe Carnival, Inc.	528	$10,792
Signet Jewelers, Ltd.	1,758	117,786
Sonic Automotive, Inc., Class A	1,330	29,473
Stage Stores, Inc.	827	21,403
Staples, Inc.	15,830	212,597
Stein Mart, Inc.	1,168	9,788
Systemax, Inc.	757	7,494
The Buckle, Inc. (L)	1,131	52,761
The Cato Corp., Class A	724	17,477
The Children’s Place Retail Stores, Inc. (I)	485	21,738
The Finish Line, Inc., Class A (L)	1,301	25,487
The Gap, Inc.	11,008	389,683
The Home Depot, Inc.	34,638	2,417,040
The Men’s Wearhouse, Inc. (L)	1,225	40,940
The Pep Boys - Manny, Moe & Jack (I)(L)	1,341	15,810
The Wet Seal, Inc., Class A (I)	3,009	9,087
Tiffany & Company	2,925	203,405
Tilly’s, Inc., Class A (I)	677	8,611
TJX Companies, Inc.	16,863	788,345
Tractor Supply Company	1,628	169,524
TravelCenters of America, LLC (I)	761	7,298
Ulta Salon Cosmetics & Fragrance, Inc. (I)	1,445	117,291
Urban Outfitters, Inc. (I)	3,295	127,648
Vitamin Shoppe, Inc. (I)(L)	703	34,342
West Marine, Inc. (I)	659	7,532
Williams-Sonoma, Inc.	2,269	116,899
Winmark Corp.	176	11,086
Zale Corp. (I)	62	244
Zumiez, Inc. (I)(L)	769	17,610

		10,436,083
Textiles, Apparel & Luxury Goods - 0.8%
Carter’s, Inc. (I)	1,370	78,460
Charles & Colvard, Ltd. (I)	983	3,824
Coach, Inc.	6,555	327,684
Columbia Sportswear Company (L)	721	41,731
Crocs, Inc. (I)	2,044	30,292
Culp, Inc.	414	6,587
Deckers Outdoor Corp. (I)	800	44,552
Fifth & Pacific Companies, Inc. (I)	2,803	52,921
Fossil, Inc. (I)	1,387	133,984
G-III Apparel Group, Ltd. (I)(L)	510	20,456
Hanesbrands, Inc. (I)	2,274	103,603
Iconix Brand Group, Inc. (I)(L)	1,414	36,580
K-Swiss, Inc., Class A (I)	1,074	5,091
Maidenform Brands, Inc. (I)	602	10,553
Movado Group, Inc.	660	22,123
NIKE, Inc., Class B	20,984	1,238,266
Oxford Industries, Inc. (L)	405	21,506
Perry Ellis International, Inc.	451	8,204
PVH Corp.	1,795	191,724
Quiksilver, Inc. (I)	3,577	21,712
Ralph Lauren Corp.	2,102	355,890
RG Barry Corp.	417	5,584
Rocky Brands, Inc. (I)	382	5,199
Skechers U.S.A., Inc., Class A (I)	1,206	25,507
Steven Madden, Ltd. (I)	1,012	43,658
The Jones Group, Inc. (L)	1,753	22,298
True Religion Apparel, Inc.	560	14,622
Tumi Holdings, Inc. (I)(L)	1,612	33,755
Under Armour, Inc., Class A (I)	2,368	121,242
Unifi, Inc. (I)	626	11,957
Vera Bradley, Inc. (I)(L)	970	22,921
VF Corp.	2,536	425,414

360

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
Wolverine World Wide, Inc. (L)	1,097	$48,674

		3,536,574

		56,884,071
Consumer Staples - 9.6%
Beverages - 1.9%
Beam, Inc.	3,624	230,269
Brown-Forman Corp., Class B	4,787	341,792
Central European Distribution Corp. (I)(L)	1,636	548
Coca-Cola Bottling Company Consolidated	249	15,020
Coca-Cola Enterprises, Inc.	6,743	248,952
Constellation Brands, Inc., Class A (I)	4,027	191,846
Craft Brewers Alliance, Inc. (I)	860	6,398
Crimson Wine Group, Ltd. (I)	558	5,189
Dr. Pepper Snapple Group, Inc.	4,825	226,534
MGP Ingredients, Inc.	667	2,921
Molson Coors Brewing Company, Class B	3,588	175,561
Monster Beverage Corp. (I)	4,100	195,734
National Beverage Corp.	1,341	18,841
PepsiCo, Inc.	35,747	2,827,945
Primo Water Corp. (I)	1,119	1,231
The Boston Beer Company, Inc., Class A (I)	305	48,690
The Coca-Cola Company	103,421	4,182,345
Willamette Valley Vineyards, Inc. (I)	1,099	5,264

		8,725,080
Food & Staples Retailing - 2.5%
Casey’s General Stores, Inc.	899	52,412
Costco Wholesale Corp.	9,959	1,056,749
CVS Caremark Corp.	29,245	1,608,183
Harris Teeter Supermarkets, Inc.	1,170	49,971
Ingles Markets, Inc., Class A	758	16,282
Nash Finch Company	426	8,341
Natural Grocers by Vitamin Cottage, Inc. (I)	199	4,487
Pricesmart, Inc. (L)	723	56,271
Rite Aid Corp. (I)	22,455	42,665
Roundy’s, Inc.	1,073	7,050
Safeway, Inc.	5,492	144,714
Spartan Stores, Inc.	686	12,039
SUPERVALU, Inc.	5,248	26,450
Susser Holdings Corp. (I)(L)	522	26,679
Sysco Corp. (L)	13,479	474,056
The Andersons, Inc.	475	25,422
The Chefs’ Warehouse, Inc. (I)	546	10,085
The Fresh Market, Inc. (I)	1,153	49,314
The Kroger Company	12,272	406,694
The Pantry, Inc. (I)	626	7,806
United Natural Foods, Inc. (I)	1,152	56,678
Wal-Mart Stores, Inc.	77,259	5,781,241
Walgreen Company	21,677	1,033,559
Weis Markets, Inc.	672	27,350
Whole Foods Market, Inc.	4,239	367,733

		11,352,231
Food Products - 1.9%
Alico, Inc.	249	11,516
Annie’s, Inc. (I)	177	6,772
Archer-Daniels-Midland Company	15,169	511,650
B&G Foods, Inc.	1,133	34,545
Boulder Brands, Inc. (I)(L)	1,484	13,326
Bunge, Ltd.	3,308	244,230
Cal-Maine Foods, Inc.	631	26,855
Calavo Growers, Inc.	500	14,390
Campbell Soup Company (L)	7,249	328,815

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products (continued)
Chiquita Brands International, Inc. (I)	1,173	$9,102
ConAgra Foods, Inc.	9,337	334,358
Darling International, Inc. (I)	2,850	51,186
DE Master Blenders 1753 NV (I)	13,981	216,219
Dean Foods Company (I)	4,192	76,001
Diamond Foods, Inc. (I)	559	9,425
Dole Food Company, Inc. (I)(L)	1,838	20,034
Feihe International, Inc. (I)	571	4,140
Flowers Foods, Inc.	3,273	107,813
Fresh Del Monte Produce, Inc.	988	26,656
General Mills, Inc.	14,888	734,127
Green Mountain Coffee Roasters, Inc. (I)(L)	3,547	201,328
H.J. Heinz Company	7,350	531,185
Hillshire Brands Company	2,796	98,279
Hormel Foods Corp. (L)	6,016	248,581
Ingredion, Inc.	1,762	127,428
J&J Snack Foods Corp.	475	36,523
John B. Sanfilippo & Son, Inc.	335	6,693
Kellogg Company	8,207	528,777
Kraft Foods Group, Inc.	13,581	699,829
Lancaster Colony Corp.	662	50,974
Lifeway Foods, Inc. (L)	675	9,383
Limoneira Company	200	3,864
McCormick & Company, Inc., Non-
Voting Shares	3,022	222,268
Mead Johnson Nutrition Company	4,685	362,853
Mondelez International, Inc., Class A	40,761	1,247,694
Omega Protein Corp. (I)	623	6,697
Pilgrim’s Pride Corp. (I)	6,123	56,270
Post Holdings, Inc. (I)	858	36,834
Sanderson Farms, Inc.	556	30,369
Seaboard Corp.	26	72,800
Smithfield Foods, Inc. (I)	3,409	90,270
Snyders-Lance, Inc.	1,674	42,285
The Hain Celestial Group, Inc. (I)(L)	1,072	65,478
The Hershey Company	5,182	453,580
The J.M. Smucker Company	2,511	248,991
Tootsie Roll Industries, Inc. (L)	1,362	40,727
TreeHouse Foods, Inc. (I)	857	55,834
Tyson Foods, Inc., Class A	8,331	206,775
WhiteWave Foods Company, Class A (I)(L)	3,569	60,923

		8,624,652
Household Products - 1.7%
Central Garden & Pet Company, Class A (I)	1,353	11,122
Church & Dwight Company, Inc.	3,178	205,394
Colgate-Palmolive Company	10,874	1,283,458
Energizer Holdings, Inc.	1,475	147,102
Harbinger Group, Inc. (I)	3,397	28,059
Kimberly-Clark Corp.	9,052	886,915
Oil-Dri Corp. of America	272	7,407
Orchids Paper Products Company	291	6,789
The Clorox Company	2,964	262,403
The Procter & Gamble Company	63,346	4,881,443
WD-40 Company	367	20,101

		7,740,193
Personal Products - 0.2%
Avon Products, Inc.	9,900	205,227
Elizabeth Arden, Inc. (I)	729	29,342
Herbalife, Ltd. (L)	2,515	94,187
Inter Parfums, Inc.	827	20,204
Medifast, Inc. (I)	169	3,873
Nature’s Sunshine Products, Inc.	565	8,611

361

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Personal Products (continued)
Nu Skin Enterprises, Inc., Class A (L)	1,348	$59,582
Prestige Brands Holdings, Inc. (I)	1,278	32,832
Revlon, Inc., Class A (I)	1,331	29,761
Star Scientific, Inc. (I)	4,147	6,884
The Estee Lauder Companies, Inc., Class A	8,892	569,355
The Female Health Company	941	6,813
USANA Health Sciences, Inc. (I)	326	15,756

		1,082,427
Tobacco - 1.4%
Alliance One International, Inc. (I)	2,627	10,219
Altria Group, Inc.	46,663	1,604,741
Lorillard, Inc.	9,000	363,150
Philip Morris International, Inc.	38,708	3,588,619
Reynolds American, Inc.	12,997	578,237
Universal Corp. (L)	512	28,692
Vector Group, Ltd. (L)	1,968	31,724

		6,205,382

		43,729,965
Energy - 10.6%
Energy Equipment & Services - 1.6%
Atwood Oceanics, Inc. (I)	1,448	76,078
Baker Hughes, Inc.	10,124	469,855
Basic Energy Services, Inc. (I)(L)	1,040	14,217
Bristow Group, Inc.	854	56,313
C&J Energy Services, Inc. (I)	1,221	27,961
Cameron International Corp. (I)	5,662	369,162
CARBO Ceramics, Inc.	550	50,089
Compressco Partners LP	407	8,014
Dawson Geophysical Company (I)	235	7,050
Diamond Offshore Drilling, Inc. (L)	3,187	221,688
Dresser-Rand Group, Inc. (I)	1,769	109,077
Dril-Quip, Inc. (I)	888	77,407
Era Group, Inc. (I)	481	10,101
Exterran Holdings, Inc. (I)	1,389	37,503
Exterran Partners LP	1,100	28,897
FMC Technologies, Inc. (I)	5,476	297,840
Forum Energy Technologies, Inc. (I)(L)	2,024	58,210
Geokinetics, Inc. (I)	926	14
Geospace Technologies Corp. (I)	256	27,628
Global Geophysical Services, Inc. (I)	769	1,884
Gulf Island Fabrication, Inc.	473	9,961
Gulfmark Offshore, Inc., Class A	652	25,402
Halliburton Company	21,320	861,541
Heckmann Corp. (I)(L)	5,131	22,012
Helix Energy Solutions Group, Inc. (I)	2,297	52,555
Helmerich & Payne, Inc. (L)	2,415	146,591
Hercules Offshore, Inc. (I)	4,030	29,903
Hornbeck Offshore Services, Inc. (I)	803	37,307
ION Geophysical Corp. (I)(L)	3,857	26,266
Key Energy Services, Inc. (I)	3,596	29,056
Lufkin Industries, Inc. (L)	801	53,178
Matrix Service Company (I)	756	11,264
McDermott International, Inc. (I)	5,524	60,709
Mitcham Industries, Inc. (I)	331	5,601
Nabors Industries, Ltd.	6,658	107,993
National Oilwell Varco, Inc.	9,794	692,926
Natural Gas Services Group, Inc. (I)	382	7,357
Newpark Resources, Inc. (I)(L)	2,364	21,938
Oceaneering International, Inc.	2,463	163,568
Oil States International, Inc. (I)	1,234	100,657
Parker Drilling Company (I)	3,008	12,874

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Patterson-UTI Energy, Inc. (L)	3,410	$81,294
PHI, Inc. (I)	416	14,231
Pioneer Energy Services Corp. (I)	1,558	12,854
Rowan Companies PLC, Class A (I)	2,839	100,387
RPC, Inc.	4,842	73,453
Schlumberger, Ltd.	30,474	2,282,198
SEACOR Holdings, Inc. (L)	481	35,440
Superior Energy Services, Inc. (I)	3,504	90,999
Tesco Corp. (I)	1,032	13,818
TETRA Technologies, Inc. (I)	1,662	17,052
Tidewater, Inc. (L)	1,086	54,843
Unit Corp. (I)	1,062	48,374
Vantage Drilling Company (I)(L)	6,701	11,727
Willbros Group, Inc. (I)	715	7,021

		7,271,338
Oil, Gas & Consumable Fuels - 9.0%
Abraxas Petroleum Corp. (I)	2,156	4,980
Alliance Holdings GP LP	1,431	75,371
Alliance Resource Partners LP	837	53,317
Alon USA Energy, Inc.	1,439	27,413
Alpha Natural Resources, Inc. (I)	5,125	42,076
Amyris, Inc. (I)(L)	2,249	6,927
Anadarko Petroleum Corp.	11,483	1,004,188
Apache Corp.	8,997	694,209
Apco Oil and Gas International, Inc.	707	8,767
Approach Resources, Inc. (I)(L)	931	22,912
Arch Coal, Inc.	5,005	27,177
Atlas Energy LP	1,261	55,534
Atlas Pipeline Partners LP	1,411	48,792
Berry Petroleum Company, Class A	1,225	56,705
Bill Barrett Corp. (I)(L)	1,147	23,250
Blueknight Energy Partners LP	1,755	15,040
Boardwalk Pipeline Partners LP	5,050	148,016
Bonanza Creek Energy, Inc. (I)	949	36,698
BP Prudhoe Bay Royalty Trust	494	41,244
BPZ Resources, Inc. (I)	3,316	7,527
BreitBurn Energy Partners LP	1,894	37,956
Buckeye Partners LP	2,105	128,742
Cabot Oil & Gas Corp.	4,822	326,015
Callon Petroleum Company (I)	905	3,349
Calumet Specialty Products Partners LP	1,399	52,113
Carrizo Oil & Gas, Inc. (I)(L)	896	23,090
Ceres, Inc. (I)	621	2,161
Cheniere Energy Partners LP	3,943	107,920
Cheniere Energy, Inc. (I)	4,915	137,620
Chesapeake Energy Corp. (L)	15,275	311,763
Chevron Corp.	45,070	5,355,217
Cimarex Energy Company	1,954	147,410
Clayton Williams Energy, Inc. (I)(L)	273	11,938
Clean Energy Fuels Corp. (I)	1,999	25,987
Cloud Peak Energy, Inc. (I)	1,465	27,513
Cobalt International Energy, Inc. (I)	9,414	265,475
Comstock Resources, Inc. (I)	907	14,739
Concho Resources, Inc. (I)	2,389	232,760
ConocoPhillips	27,908	1,677,271
CONSOL Energy, Inc.	5,217	175,552
Contango Oil & Gas Company (L)	361	14,472
Continental Resources, Inc. (I)(L)	4,153	361,020
Copano Energy LLC	1,715	69,492
Crimson Exploration, Inc. (I)	2,053	5,872
Crosstex Energy LP	1,490	27,416
Crosstex Energy, Inc.	1,380	26,579
DCP Midstream Partners LP	1,298	60,500

362

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Delek Logistics Partners LP	175	$5,458
Delek US Holdings, Inc.	1,438	56,743
Denbury Resources, Inc. (I)	8,963	167,160
Devon Energy Corp.	9,330	526,399
DHT Holdings, Inc.	104	497
Diamondback Energy, Inc. (I)	533	14,306
Dorchester Minerals LP	858	19,906
Eagle Rock Energy Partners LP	3,560	34,959
El Paso Pipeline Partners LP	4,934	216,405
Emerald Oil, Inc. (I)	983	6,920
Enbridge Energy Management LLC (I)(L)	1,115	33,695
Enbridge Energy Partners LP	5,863	176,711
Endeavour International Corp. (I)(L)	1,197	3,531
Energen Corp.	1,687	87,741
Energy Transfer Equity LP	7,602	444,565
Energy Transfer Partners LP	6,951	352,346
Energy XXI Bermuda, Ltd.	1,807	49,187
Enterprise Products Partners LP	20,333	1,225,877
EOG Resources, Inc.	6,202	794,290
EPL Oil & Gas, Inc. (I)	1,024	27,453
EQT Corp.	3,432	232,518
EQT Midstream Partners LP	130	5,044
EV Energy Partner LP	963	52,551
Evolution Petroleum Corp. (I)	784	7,958
EXCO Resources, Inc. (L)	5,188	36,990
Exxon Mobil Corp.	106,051	9,556,256
Forest Oil Corp. (I)	2,769	14,565
FX Energy, Inc. (I)	1,516	5,094
Gastar Exploration, Ltd. (I)	1,854	3,263
Genesis Energy LP	1,838	88,628
Gevo, Inc. (I)	551	1,234
Global Partners LP	689	24,701
GMX Resources, Inc. (I)	107	234
Goodrich Petroleum Corp. (I)(L)	816	12,770
Green Plains Renewable Energy, Inc. (I)(L)	881	10,079
Gulfport Energy Corp. (I)	1,297	59,442
Halcon Resources Corp. (I)	5,687	44,302
Hallador Energy Company	476	3,284
Harvest Natural Resources, Inc. (I)	980	3,440
Hess Corp.	7,868	563,427
Holly Energy Partners LP	1,400	56,140
HollyFrontier Corp.	4,676	240,580
Houston American Energy Corp. (I)	690	151
Hugoton Royalty Trust	1,047	9,769
Hyperdynamics Corp. (I)	3,833	2,334
Inergy LP	2,953	60,330
Isramco, Inc. (I)	58	5,750
James River Coal Company (I)(L)	776	1,358
Kinder Morgan Energy Partners LP	5,537	497,056
Kinder Morgan Management LLC (I)	2,671	234,646
Kinder Morgan, Inc.	26,102	1,009,625
KiOR, Inc., Class A (I)(L)	2,519	11,713
Kodiak Oil & Gas Corp. (I)	6,366	57,867
Laredo Petroleum Holdings, Inc. (I)(L)	2,942	53,809
Legacy Reserves LP	1,288	35,536
Linn Energy LLC	4,618	175,022
Linnco LLC (L)	735	28,702
Magellan Midstream Partners LP	5,198	277,729
Magnum Hunter Resources Corp. (I)	4,207	16,870
Marathon Oil Corp.	16,201	546,298
Marathon Petroleum Corp.	7,767	695,923
MarkWest Energy Partners LP	2,714	164,876
Martin Midstream Partners LP	708	27,272

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Matador Resources Company (I)(L)	1,306	$11,571
McMoRan Exploration Company (I)	3,647	59,628
Midstates Petroleum Company, Inc. (I)	1,497	12,799
Miller Energy Resources, Inc. (I)	1,008	3,740
MPLX LP	1,562	58,497
Murphy Oil Corp.	4,479	285,447
Natural Resource Partners LP	2,561	59,927
Newfield Exploration Company (I)	3,030	67,933
Niska Gas Storage Partners LLC	938	12,081
Noble Energy, Inc.	4,086	472,587
Northern Oil and Gas, Inc. (I)(L)	1,562	22,462
Northern Tier Energy LP	2,078	62,132
NuStar Energy LP	1,800	96,012
NuStar GP Holdings LLC	1,048	34,060
Oasis Petroleum, Inc. (I)	2,168	82,536
Occidental Petroleum Corp.	18,610	1,458,466
Oiltanking Partners LP	945	48,573
ONEOK Partners LP	5,064	290,674
Oxford Resource Partners LP	353	971
PAA Natural Gas Storage LP	1,050	22,460
Pacific Ethanol, Inc. (I)(L)	3,509	1,183
Panhandle Oil and Gas, Inc., Class A	319	9,139
PDC Energy, Inc. (I)	764	37,871
Peabody Energy Corp.	6,203	131,193
Penn Virginia Corp. (L)	1,269	5,127
Petroquest Energy, Inc. (I)	1,669	7,410
Phillips 66	14,413	1,008,478
Pioneer Natural Resources Company	2,828	351,379
Pioneer Southwest Energy Partners LP	963	23,526
Plains All American Pipeline LP	7,523	424,899
Plains Exploration & Production Company (I)	2,976	141,271
PVR Partners LP	2,020	48,702
QEP Resources, Inc.	4,069	129,557
Quicksilver Resources, Inc. (I)	4,280	9,630
Range Resources Corp.	3,743	303,333
Regency Energy Partners LP	3,946	98,966
Renewable Energy Group, Inc. (I)	739	5,683
Resolute Energy Corp. (I)	1,523	17,530
Rex Energy Corp. (I)	1,454	23,962
Rhino Resource Partners LP	453	6,084
Rosetta Resources, Inc. (I)	1,174	55,859
Sanchez Energy Corp. (I)	845	16,832
SandRidge Energy, Inc. (I)(L)	11,492	60,563
SandRidge Mississippian Trust	505	6,767
SemGroup Corp., Class A (I)	1,031	53,323
Ship Finance International, Ltd.	1,785	31,487
SM Energy Company	1,515	89,718
Solazyme, Inc. (I)(L)	1,538	12,012
Southwestern Energy Company (I)	8,046	299,794
Spectra Energy Corp.	15,102	464,387
Spectra Energy Partners LP	2,363	92,984
Stone Energy Corp. (I)	1,123	24,425
Summit Midstream Partners LP	202	5,581
Sunoco Logistics Partners LP	2,383	155,848
Swift Energy Company (I)(L)	1,049	15,536
Syntroleum Corp. (I)	3,712	1,466
Targa Resources Corp.	1,000	67,960
Targa Resources Partners LP	2,164	99,587
TC Pipelines LP	1,280	62,067
Teekay Corp.	1,672	60,125
Tesoro Corp.	3,263	191,049
Tesoro Logistics LP	490	26,445
The Williams Companies, Inc.	14,391	539,087

363

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Transmontaigne Partners LP	395	$20,042
Triangle Petroleum Corp. (I)	672	4,435
Ultra Petroleum Corp. (I)(L)	3,444	69,224
Uranerz Energy Corp. (I)	2,497	3,171
Uranium Energy Corp. (I)	2,161	4,754
Uranium Resources Inc (I)(L)	370	958
US Energy Corp. (I)	1,052	1,746
USEC, Inc. (I)(L)	3,092	1,144
Vaalco Energy, Inc. (I)(L)	1,471	11,165
Valero Energy Corp.	12,710	578,178
Voc Energy Trust	444	5,412
W&T Offshore, Inc. (L)	1,817	25,801
Warren Resources, Inc. (I)	2,903	9,319
Western Gas Partners LP	2,200	130,702
Western Refining, Inc. (L)	2,063	73,051
Westmoreland Coal Company (I)	386	4,385
Whiting Petroleum Corp. (I)	2,657	135,082
Williams Partners LP	8,078	418,440
World Fuel Services Corp.	1,687	67,008
WPX Energy, Inc. (I)	4,651	74,509
ZaZa Energy Corp. (I)	2,524	4,568
Zion Oil & Gas, Inc. (I)	1,070	1,316

		41,234,161

		48,505,499
Financials - 16.1%
Capital Markets - 2.3%
Affiliated Managers Group, Inc. (I)	1,175	180,445
AllianceBernstein Holding LP	2,278	49,888
American Capital, Ltd. (I)	7,255	105,887
Ameriprise Financial, Inc.	4,837	356,245
Apollo Investment Corp.	4,724	39,493
Arlington Asset Investment Corp., Class A (L)	471	12,157
Artio Global Investors, Inc.	1,239	3,370
BGC Partners, Inc., Class A (L)	3,158	13,137
BlackRock, Inc.	3,843	987,190
Calamos Asset Management, Inc., Class A	741	8,722
Cohen & Steers, Inc. (L)	1,079	38,920
Cowen Group, Inc., Class A (I)	2,816	7,941
Diamond Hill Investment Group, Inc.	144	11,205
Duff & Phelps Corp., Class A	959	14,874
E*TRADE Financial Corp. (I)	6,786	72,678
Eaton Vance Corp. (L)	2,599	108,716
Ellington Financial LLC	513	12,697
Evercore Partners, Inc., Class A	669	27,830
FBR & Company (I)	458	8,670
Federated Investors, Inc., Class B (L)	2,358	55,814
Fidus Investment Corp.	587	11,241
Fifth Street Finance Corp.	2,262	24,927
Financial Engines, Inc. (L)	1,100	39,842
Fortress Investment Group LLC, Class A	11,718	74,995
Franklin Resources, Inc.	4,873	734,897
GAMCO Investors, Inc., Class A (L)	622	33,034
GFI Group, Inc.	2,544	8,497
Gleacher & Company, Inc. (I)	4,731	2,839
Golub Capital BDC, Inc.	753	12,432
Greenhill & Company, Inc. (L)	703	37,526
Harris & Harris Group, Inc. (I)	1,138	4,097
HFF, Inc., Class A	916	18,256
ICG Group, Inc. (I)	972	12,131
INTL. FCStone, Inc. (I)(L)	429	7,469
Invesco, Ltd.	10,224	296,087
Investment Technology Group, Inc. (I)	1,272	14,043

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
Janus Capital Group, Inc.	4,214	$39,612
Knight Capital Group, Inc., Class A (I)	3,577	13,306
Ladenburg Thalmann
Financial Services, Inc. (I)	4,163	6,911
Lazard, Ltd., Class A	2,901	99,011
Legg Mason, Inc. (L)	3,134	100,758
LPL Financial Holdings, Inc.	2,503	80,697
Main Street Capital Corp.	778	24,966
MCG Capital Corp.	2,362	11,290
Medallion Financial Corp.	722	9,545
Morgan Stanley	45,448	998,947
New Mountain Finance Corp.	655	9,576
Northern Trust Corp.	5,471	298,498
Oaktree Capital Group LLC	3,374	172,141
Och-Ziff Capital Management
Group LLC, Class A	9,880	92,378
Oppenheimer Holdings, Inc., Class A	428	8,333
Penson Worldwide, Inc. (I)	1,757	25
Piper Jaffray Companies (I)	37	1,269
Pzena Investment Management, Inc., Class A	1,169	7,599
Raymond James Financial, Inc.	3,206	147,797
Safeguard Scientifics, Inc. (I)	700	11,060
SEI Investments Company	3,883	112,025
State Street Corp.	11,033	651,940
Stifel Financial Corp. (I)	1,344	46,596
T. Rowe Price Group, Inc.	5,829	436,417
TD Ameritrade Holding Corp.	12,575	259,297
The Bank of New York Mellon Corp.	27,133	759,453
The Blackstone Group LP	11,931	235,995
The Carlyle Group LP	876	26,499
The Charles Schwab Corp.	29,342	519,060
The Goldman Sachs Group, Inc.	11,017	1,621,152
U.S. Global Investors, Inc., Class A	1,559	5,722
Virtus Investment Partners, Inc. (I)	200	37,256
Waddell & Reed Financial, Inc., Class A (L)	1,988	87,035
Walter Investment Management Corp. (I)	792	29,502
Westwood Holdings Group, Inc.	304	13,507
WisdomTree Investments, Inc. (I)	2,227	23,161

		10,446,528
Commercial Banks - 2.9%
1st Source Corp.	730	17,301
American National Bankshares, Inc.	350	7,546
Ameris Bancorp (I)	873	12,528
Ameriserv Financial, Inc. (I)	1,409	4,410
Ames National Corp.	313	6,529
Arrow Financial Corp. (L)	508	12,517
Associated Banc-Corp.	3,515	53,393
Bancfirst Corp.	442	18,431
BancorpSouth, Inc. (L)	2,201	35,876
Bank of Hawaii Corp. (L)	827	42,020
Bank of Kentucky Financial Corp.	298	8,174
Bank of Marin Bancorp, Class A	253	10,143
Bank of the Ozarks, Inc. (L)	848	37,609
BankUnited, Inc.	1,950	49,959
Banner Corp.	543	17,284
Bar Harbor Bankshares	260	9,503
BB&T Corp.	16,011	502,585
BBCN Bancorp, Inc.	1,762	23,012
BCB Bancorp, Inc.	448	4,574
BNC Bancorp	972	9,739
BOK Financial Corp.	1,429	89,027
Boston Private Financial Holdings, Inc.	2,048	20,234
Bridge Bancorp, Inc.	310	6,668

364

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Bridge Capital Holdings (I)	579	$8,824
Bryn Mawr Bank Corp.	492	11,454
BSB Bancorp, Inc. (I)	519	7,167
C&F Financial Corp.	168	6,880
Camden National Corp.	265	8,766
CapitalSource, Inc.	4,667	44,897
Cardinal Financial Corp.	805	14,635
Cascade Bancorp (I)	981	6,632
Cathay General Bancorp	1,453	29,234
Center Bancorp, Inc.	959	11,920
Centerstate Banks, Inc.	883	7,576
Central Pacific Financial Corp. (I)	913	14,334
Century Bancorp, Inc., Class A	214	7,257
Chemical Financial Corp.	686	18,097
CIT Group, Inc. (I)	4,633	201,443
Citizens & Northern Corp.	512	9,984
Citizens Republic Bancorp, Inc. (I)	1,051	23,700
City Holding Company	385	15,319
City National Corp. (L)	1,194	70,339
CNB Financial Corp.	576	9,821
CoBiz Financial, Inc.	1,426	11,522
Columbia Banking System, Inc. (L)	984	21,628
Comerica, Inc.	4,409	158,504
Commerce Bancshares, Inc.	1,976	80,680
Community Bank Systems, Inc.	233	6,904
Community Trust Bancorp, Inc.	446	15,177
Cullen/Frost Bankers, Inc. (L)	1,280	80,038
CVB Financial Corp.	2,517	28,367
Eagle Bancorp, Inc. (I)	520	11,383
East West Bancorp, Inc.	3,125	80,219
Enterprise Financial Services Corp.	505	7,242
Fidelity Southern Corp. (I)	710	8,165
Fifth Third Bancorp	21,079	343,798
Financial Institutions, Inc.	366	7,305
First BanCorp Puerto Rico (I)	5,138	32,010
First Busey Corp.	2,456	11,224
First California Financial Group, Inc. (I)	976	8,316
First Citizens BancShares, Inc.	237	43,300
First Commonwealth Financial Corp. (L)	2,381	17,762
First Community Bancshares, Inc.	550	8,718
First Connecticut Bancorp, Inc.	847	12,476
First Financial Bancorp	1,424	22,855
First Financial Bankshares, Inc. (L)	736	35,770
First Horizon National Corp.	5,425	57,939
First Merchants Corp.	685	10,597
First Midwest Bancorp, Inc.	1,885	25,033
First Niagara Financial Group, Inc.	8,115	71,899
First Republic Bank	2,887	111,496
FirstMerit Corp. (L)	2,636	43,573
FNB Corp.	3,111	37,643
FNB United Corp. (I)(L)	587	5,729
Fulton Financial Corp.	3,912	45,770
German American Bancorp, Inc.	467	10,746
Glacier Bancorp, Inc.	1,642	31,165
Great Southern Bancorp, Inc.	435	10,610
Hampton Roads Bankshares, Inc. (I)	4,502	5,898
Hancock Holding Company	1,819	56,243
Hanmi Financial Corp. (I)	938	15,008
Heartland Financial USA, Inc.	462	11,675
Heritage Commerce Corp. (I)	1,059	7,127
Heritage Financial Corp.	576	8,352
Home BancShares, Inc.	638	24,033
Horizon Bancorp	497	10,044

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Huntington Bancshares, Inc.	19,533	$144,349
Iberiabank Corp.	709	35,464
Independent Bank Corp.- MA (L)	557	18,153
International Bancshares Corp.	1,624	33,779
Investors Bancorp, Inc.	2,672	50,180
KeyCorp	21,796	217,088
Lakeland Bancorp, Inc.	888	8,747
Lakeland Financial Corp.	533	14,226
M&T Bank Corp. (L)	2,896	298,751
Macatawa Bank Corp. (I)	1,574	8,515
MainSource Financial Group, Inc.	673	9,449
MB Financial, Inc.	880	21,270
Mercantile Bank Corp.	249	4,161
Merchants Bancshares, Inc.	319	9,613
Metro Bancorp, Inc. (I)	668	11,049
MetroCorp Bancshares, Inc. (I)	897	9,051
MidWestOne Financial Group, Inc.	362	8,619
National Bank Holdings Corp.	772	14,128
National Bankshares, Inc.	352	12,295
National Penn Bancshares, Inc.	3,509	37,511
NBT Bancorp, Inc. (L)	1,411	31,253
Northrim BanCorp, Inc.	305	6,853
Norwood Financial Corp.	107	3,277
Old National Bancorp	2,285	31,419
OmniAmerican Bancorp, Inc. (I)	471	11,907
Oriental Financial Group, Inc.	1,227	19,031
Pacific Continental Corp.	917	10,243
Pacific Mercantile Bancorp (I)	547	3,200
PacWest Bancorp (L)	935	27,218
Park National Corp.	99	6,909
Peoples Bancorp of North Carolina, Inc.	428	4,836
Pinnacle Financial Partners, Inc. (I)(L)	940	21,958
PNC Financial Services Group, Inc.	12,150	807,975
Popular, Inc. (I)	2,139	59,058
Preferred Bank (I)	590	9,310
PrivateBancorp, Inc.	1,746	33,017
Prosperity Bancshares, Inc. (L)	1,180	55,920
Regions Financial Corp.	32,469	265,921
Renasant Corp. (L)	644	14,413
Republic Bancorp, Inc., Class A (L)	553	12,520
S&T Bancorp, Inc.	834	15,462
Sandy Spring Bancorp, Inc.	744	14,954
SCBT Financial Corp.	455	22,932
Signature Bank (I)(L)	986	77,657
Simmons First National Corp., Class A	567	14,356
Southside Bancshares, Inc. (L)	528	11,093
Southwest Bancorp, Inc. (I)	628	7,888
State Bank Financial Corp.	857	14,029
StellarOne Corp.	688	11,111
Sterling Bancorp	1,021	10,373
Sterling Financial Corp.	1,391	30,171
Suffolk Bancorp (I)	361	5,141
Sun Bancorp, Inc. (I)	3,025	10,315
SunTrust Banks, Inc.	12,387	356,869
Susquehanna Bancshares, Inc.	4,360	54,195
SVB Financial Group (I)	1,022	72,501
SY Bancorp, Inc.	570	12,825
Synovus Financial Corp. (L)	19,112	52,940
Taylor Capital Group, Inc. (I)(L)	701	11,209
TCF Financial Corp. (L)	3,834	57,357
Texas Capital Bancshares, Inc. (I)	906	36,648
The Bancorp, Inc. (I)	1,064	14,736
The First of Long Island Corp.	401	11,890

365

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
TowneBank (L)	974	$14,581
Trico Bancshares	463	7,917
Trustmark Corp.	1,569	39,241
U.S. Bancorp	43,428	1,473,512
UMB Financial Corp.	750	36,803
Umpqua Holdings Corp. (L)	2,106	27,926
Union First Market Bankshares Corp.	784	15,335
United Bankshares, Inc.	1,203	32,012
United Community Banks, Inc. (I)	1,301	14,753
Unity Bancorp, Inc. (I)	643	4,134
Univest Corp. of Pennsylvania	654	11,393
Valley National Bancorp (L)	4,698	48,108
Virginia Commerce Bancorp, Inc. (I)	830	11,662
Washington Banking Company	539	7,514
Washington Trust Bancorp, Inc.	505	13,827
WashingtonFirst Bankshare, Inc. (I)	383	4,443
Webster Financial Corp.	2,088	50,655
Wells Fargo & Company	121,264	4,485,555
WesBanco, Inc.	749	17,939
West Bancorp, Inc.	725	8,048
West Coast Bancorp	572	13,888
Westamerica Bancorp.	237	10,743
Western Alliance Bancorp (I)	2,136	29,562
Wilshire Bancorp, Inc. (I)	1,518	10,292
Wintrust Financial Corp. (L)	886	32,817
Zions Bancorporation (L)	4,162	104,008

		13,037,240
Consumer Finance - 0.8%
American Express Company	26,037	1,756,456
Asset Acceptance Capital Corp. (I)	1,333	8,984
Asta Funding, Inc.	606	5,818
Atlanticus Holdings Corp. (I)	1,048	3,846
Capital One Financial Corp.	13,334	732,703
Cash America International, Inc. (L)	711	37,306
Consumer Portfolio Services, Inc. (I)	716	8,384
Credit Acceptance Corp. (I)	508	62,047
DFC Global Corp. (I)(L)	1,023	17,023
Discover Financial Services	11,794	528,843
Encore Capital Group, Inc. (I)(L)	614	18,481
Ezcorp, Inc., Class A (I)	1,228	26,156
First Cash Financial Services, Inc. (I)	673	39,263
Green Dot Corp., Class A (I)	812	13,569
Imperial Holdings, Inc. (I)	1,428	5,783
Nelnet, Inc., Class A	1,071	36,200
Netspend Holdings, Inc. (I)	1,890	30,032
Portfolio Recovery Associates, Inc. (I)	401	50,895
Regional Management Corp. (I)	351	7,090
SLM Corp.	10,773	220,631
The First Marblehead Corp. (I)(L)	3,582	3,618
World Acceptance Corp. (I)(L)	327	28,079

		3,641,207
Diversified Financial Services - 2.6%
Bank of America Corp.	247,662	3,016,523
CBOE Holdings, Inc.	1,840	67,970
Citigroup, Inc.	67,387	2,981,201
CME Group, Inc.	7,675	471,168
Interactive Brokers Group, Inc., Class A	1,129	16,833
IntercontinentalExchange, Inc. (I)	1,673	272,816
JPMorgan Chase & Company	87,247	4,140,743
KKR Financial Holdings LLC	4,229	46,815
Leucadia National Corp. (L)	9,358	256,690
Life Partners Holdings, Inc.	788	3,081

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Financial Services (continued)
MarketAxess Holdings, Inc.	867	$32,339
Marlin Business Services Corp.	471	10,922
Moody’s Corp.	5,092	271,505
MSCI, Inc. (I)	2,844	96,497
NewStar Financial, Inc. (I)	1,315	17,397
NYSE Euronext	5,709	220,596
PHH Corp. (I)(L)	1,363	29,931
PICO Holdings, Inc. (I)	659	14,630
The NASDAQ OMX Group, Inc.	3,800	122,740

		12,090,397
Insurance - 3.9%
Aflac, Inc.	10,719	557,602
Alleghany Corp. (I)	392	155,201
Alterra Capital Holdings, Ltd.	1,922	60,543
American Equity Investment Life
Holding Company (L)	1,602	23,854
American Financial Group, Inc.	2,116	100,256
American International Group, Inc. (I)	37,468	1,454,508
American National Insurance Company	628	54,554
American Safety Insurance Holdings, Ltd. (I)	416	10,383
AMERISAFE, Inc.	520	18,481
Amtrust Financial Services, Inc. (L)	1,610	55,787
Arch Capital Group, Ltd. (I)	2,944	154,766
Argo Group International Holdings, Ltd.	654	27,063
Arthur J. Gallagher & Company	2,780	114,842
Aspen Insurance Holdings, Ltd.	1,667	64,313
Assurant, Inc.	1,845	83,043
Assured Guaranty, Ltd.	4,471	92,147
Axis Capital Holdings, Ltd.	2,777	115,579
Baldwin & Lyons, Inc., Class B	491	11,681
Berkshire Hathaway, Inc., Class B (I)	56,974	5,936,691
Brown & Brown, Inc.	3,219	103,137
Cincinnati Financial Corp.	3,708	174,981
Citizens, Inc. (I)(L)	1,632	13,692
CNA Financial Corp.	6,192	202,416
CNO Financial Group, Inc.	5,119	58,613
Donegal Group, Inc., Class A	853	13,025
eHealth, Inc. (I)	514	9,190
EMC Insurance Group, Inc.	433	11,401
Employers Holdings, Inc.	815	19,112
Endurance Specialty Holdings, Ltd.	803	38,391
Enstar Group, Ltd. (I)	327	40,643
Erie Indemnity Company, Class A	1,067	80,591
Everest Re Group, Ltd.	1,136	147,521
FBL Financial Group, Inc., Class A	341	13,251
Fidelity National Financial, Inc., Class A	5,254	132,558
First American Financial Corp.	2,568	65,664
Genworth Financial, Inc., Class A (I)	11,194	111,940
Hallmark Financial Services, Inc. (I)	766	6,894
Hartford Financial Services Group, Inc.	10,078	260,012
HCC Insurance Holdings, Inc.	2,227	93,601
Hilltop Holdings, Inc. (I)	1,518	20,478
Horace Mann Educators Corp.	1,069	22,289
Infinity Property & Casualty Corp.	16	899
Kansas City Life Insurance Company	321	12,561
Kemper Corp.	1,243	40,534
Lincoln National Corp.	6,419	209,324
Loews Corp.	9,102	401,125
Maiden Holdings, Ltd.	1,994	21,116
Markel Corp. (I)(L)	225	113,288
Marsh & McLennan Companies, Inc.	12,499	474,587
MBIA, Inc. (I)	4,550	46,729
Meadowbrook Insurance Group, Inc.	1,157	8,157

366

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Mercury General Corp.	1,321	$50,106
MetLife, Inc.	24,432	928,905
Montpelier Re Holdings, Ltd.	1,358	35,376
National Financial Partners Corp. (I)(L)	914	20,501
National Interstate Corp.	564	16,909
National Western Life Insurance
Company, Class A	101	17,776
Old Republic International Corp.	5,998	76,235
OneBeacon Insurance Group, Ltd., Class A	2,540	34,341
PartnerRe, Ltd.	1,387	129,144
Platinum Underwriters Holdings, Ltd.	551	30,751
Primerica, Inc.	1,482	48,580
Principal Financial Group, Inc. (L)	6,776	230,587
ProAssurance Corp.	1,330	62,949
Protective Life Corp.	1,722	61,648
Prudential Financial, Inc.	10,721	632,432
Reinsurance Group of America, Inc.	1,702	101,558
RenaissanceRe Holdings, Ltd.	1,069	98,337
RLI Corp.	546	39,230
Safety Insurance Group, Inc.	412	20,250
Selective Insurance Group, Inc.	1,417	34,022
StanCorp Financial Group, Inc. (L)	1,053	45,026
State Auto Financial Corp.	1,117	19,458
Stewart Information Services Corp. (L)	519	13,219
Symetra Financial Corp.	2,961	39,707
The Allstate Corp.	9,636	472,839
The Chubb Corp.	6,166	539,710
The Hanover Insurance Group, Inc.	1,079	53,605
The Navigators Group, Inc. (I)	349	20,504
The Progressive Corp.	14,136	357,217
The Travelers Companies, Inc.	8,905	749,712
Torchmark Corp.	2,110	126,178
Tower Group International, Ltd. (L)	1,021	18,834
United Fire Group, Inc.	746	19,001
Unum Group	6,398	180,744
Validus Holdings, Ltd.	2,280	85,204
W.R. Berkley Corp.	3,166	140,475
White Mountains Insurance Group, Ltd.	143	81,098

		17,691,182
Real Estate Investment Trusts - 3.1%
Acadia Realty Trust	1,111	30,852
AG Mortgage Investment Trust, Inc.	587	14,951
Agree Realty Corp.	434	13,063
Alexander’s, Inc.	100	32,969
Alexandria Real Estate Equities, Inc.	1,401	99,443
American Assets Trust, Inc.	957	30,634
American Campus Communities, Inc. (L)	2,372	107,546
American Capital Agency Corp.	7,862	257,716
Annaly Capital Management, Inc. (L)	22,383	355,666
Anworth Mortgage Asset Corp.	3,235	20,478
Apartment Investment & Management
Company, Class A	3,318	101,730
Apollo Commercial Real Estate Finance, Inc.	817	14,371
Apollo Residential Mortgage, Inc.	567	12,638
ARMOUR Residential REIT, Inc. (L)	6,300	41,139
Ashford Hospitality Trust, Inc.	1,677	20,728
Associated Estates Realty Corp. (L)	1,316	24,530
AvalonBay Communities, Inc.	2,608	330,355
BioMed Realty Trust, Inc.	3,595	77,652
Boston Properties, Inc.	3,467	350,375
Brandywine Realty Trust	3,526	52,361
BRE Properties, Inc.	1,773	86,310
BRT Realty Trust (I)	597	4,191

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Camden Property Trust	1,934	$132,827
Campus Crest Communities, Inc.	908	12,621
Capital Trust, Inc., Class A	1,087	2,968
CapLease, Inc.	1,672	10,651
Capstead Mortgage Corp.	2,151	27,576
CBL & Associates Properties, Inc. (L)	3,673	86,683
Cedar Realty Trust, Inc.	2,411	14,731
Chatham Lodging Trust	582	10,249
Chesapeake Lodging Trust	1,032	23,674
Chimera Investment Corp.	23,852	76,088
Colonial Properties Trust (L)	2,110	47,707
Colony Financial, Inc.	1,063	23,599
CommonWealth REIT	1,997	44,813
Coresite Realty Corp.	596	20,848
Corporate Office Properties Trust	1,885	50,292
Cousins Properties, Inc.	2,692	28,777
CreXus Investment Corp.	1,825	23,762
CubeSmart	2,961	46,784
CYS Investments, Inc. (L)	3,269	38,378
DCT Industrial Trust, Inc. (L)	6,401	47,367
DDR Corp.	6,986	121,696
DiamondRock Hospitality Company	4,392	40,890
Digital Realty Trust, Inc.	2,833	189,556
Douglas Emmett, Inc.	3,208	79,975
Duke Realty Corp.	6,210	105,446
DuPont Fabros Technology, Inc. (L)	1,429	34,682
Dynex Capital, Inc.	1,357	14,493
EastGroup Properties, Inc.	693	40,333
Education Realty Trust, Inc.	2,684	28,263
EPR Properties (L)	1,086	56,526
Equity Lifestyle Properties, Inc.	877	67,354
Equity One, Inc. (L)	2,788	66,828
Equity Residential	7,446	409,977
Essex Property Trust, Inc. (L)	823	123,927
Excel Trust, Inc.	1,172	15,998
Extra Space Storage, Inc.	2,337	91,774
Federal Realty Investment Trust	1,456	157,306
FelCor Lodging Trust, Inc. (I)	3,275	19,486
First Industrial Realty Trust, Inc.	2,195	37,600
First Potomac Realty Trust (L)	1,455	21,578
Franklin Street Properties Corp. (L)	1,913	27,968
General Growth Properties, Inc.	21,531	428,036
Getty Realty Corp. (L)	779	15,744
Gladstone Commercial Corp.	527	10,261
Glimcher Realty Trust	3,168	36,749
Government Properties Income Trust	1,296	33,346
Hatteras Financial Corp.	2,041	55,985
HCP, Inc.	9,897	493,464
Health Care REIT, Inc.	5,923	402,231
Healthcare Realty Trust, Inc.	2,016	57,234
Healthcare Trust of America, Inc.	3,476	40,843
Hersha Hospitality Trust	5,138	30,006
Highwoods Properties, Inc. (L)	1,715	67,863
Home Properties, Inc.	1,128	71,538
Hospitality Properties Trust	2,692	73,868
Host Hotels & Resorts, Inc.	16,666	291,488
Hudson Pacific Properties, Inc.	1,159	25,208
Inland Real Estate Corp. (L)	2,441	24,630
Invesco Mortgage Capital, Inc.	2,486	53,176
Investors Real Estate Trust (L)	2,602	25,682
iStar Financial, Inc. (I)(L)	1,937	21,094
Kilroy Realty Corp.	1,666	87,298
Kimco Realty Corp.	9,381	210,134

367

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Kite Realty Group Trust	2,402	$16,189
LaSalle Hotel Properties	2,027	51,445
Lexington Realty Trust (L)	4,196	49,513
Liberty Property Trust (L)	2,719	108,080
LTC Properties, Inc.	288	11,730
Mack-Cali Realty Corp.	1,856	53,100
Medical Properties Trust, Inc. (L)	3,201	51,344
MFA Financial, Inc.	7,751	72,239
Mid-America Apartment Communities, Inc.	951	65,676
Mission West Properties, Inc.	867	17
Monmouth Real Estate
Investment Corp., Class A	1,202	13,402
National Health Investments, Inc. (L)	313	20,486
National Retail Properties, Inc. (L)	2,499	90,389
New York Mortgage Trust, Inc. (L)	1,540	11,612
Newcastle Investment Corp.	3,872	43,250
NorthStar Realty Finance Corp. (L)	3,620	34,318
Omega Healthcare Investors, Inc. (L)	2,439	74,048
One Liberty Properties, Inc.	554	12,033
Parkway Properties, Inc.	636	11,798
Pebblebrook Hotel Trust	1,424	36,725
Pennsylvania Real Estate Investment Trust	1,314	25,478
PennyMac Mortgage Investment Trust	1,188	30,757
Piedmont Office Realty Trust, Inc., Class A	3,694	72,365
Plum Creek Timber Company, Inc. (L)	3,713	193,819
PMC Commercial Trust	406	3,073
Post Properties, Inc.	1,263	59,487
Potlatch Corp.	951	43,613
Prologis, Inc.	10,665	426,387
PS Business Parks, Inc.	556	43,880
Public Storage	3,950	601,664
RAIT Financial Trust (L)	1,551	12,361
Ramco-Gershenson Properties Trust	1,184	19,891
Rayonier, Inc.	2,775	165,584
Realty Income Corp. (L)	4,028	182,670
Redwood Trust, Inc.	1,816	42,095
Regency Centers Corp.	2,052	108,571
Resource Capital Corp.	2,309	15,262
Retail Opportunity Investments Corp.	310	4,343
Retail Properties of America, Inc., Class A (L)	3,187	47,168
RLJ Lodging Trust	2,541	57,833
Rouse Properties, Inc.	1,216	22,010
Ryman Hospitality Properties (L)	1,109	50,737
Sabra Health Care REIT, Inc.	982	28,488
Saul Centers, Inc.	524	22,920
Select Income REIT	952	25,180
Senior Housing Properties Trust (L)	3,905	104,771
Silver Bay Realty Trust Corp.	308	6,378
Simon Property Group, Inc.	6,963	1,104,053
SL Green Realty Corp.	2,046	176,181
Sovran Self Storage, Inc.	710	45,788
Spirit Realty Capital, Inc.	1,459	27,721
STAG Industrial, Inc.	933	19,845
Starwood Property Trust, Inc.	2,832	78,616
Strategic Hotels & Resorts, Inc. (I)	4,829	40,322
Summit Hotel Properties, Inc.	1,323	13,852
Sun Communities, Inc.	684	33,742
Sunstone Hotel Investors, Inc. (I)	3,276	40,328
Tanger Factory Outlet Centers	2,168	78,438
Taubman Centers, Inc.	1,399	108,646
Terreno Realty Corp.	685	12,316
The Macerich Company	3,040	195,715
Two Harbors Investment Corp.	6,288	79,292

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
UDR, Inc.	5,691	$137,665
UMH Properties, Inc.	888	9,120
Universal Health Realty Income Trust	329	18,987
Urstadt Biddle Properties, Inc.	242	4,617
Urstadt Biddle Properties, Inc., Class A	886	19,279
Ventas, Inc.	6,760	494,832
Vornado Realty Trust	4,300	359,652
Washington Real Estate Investment Trust (L)	1,560	43,430
Weingarten Realty Investors (L)	2,862	90,296
Western Asset Mortgage Capital Corp.	186	4,323
Weyerhaeuser Company	12,354	387,669
Whitestone REIT	479	7,252
Winthrop Realty Trust	996	12,530
WP Carey, Inc.	1,467	98,876

		14,145,189
Real Estate Management & Development - 0.2%
Alexander & Baldwin, Inc. (I)	1,025	36,644
Altisource Asset Management Corp. (I)	56	7,560
Altisource Portfolio Solutions SA (I)	562	39,200
Altisource Residential Corp., Class B (I)	187	3,740
American Spectrum Realty, Inc. (I)	265	398
AV Homes, Inc. (I)	578	7,705
Brookfield Office Properties Corp. (L)	11,409	195,893
CBRE Group, Inc., Class A (I)	7,477	188,794
Consolidated-Tomoka Land Company (L)	311	12,207
Forest City Enterprises, Inc., Class A (I)	4,002	71,116
Forestar Group, Inc. (I)(L)	777	16,985
Jones Lang LaSalle, Inc.	1,021	101,498
Kennedy-Wilson Holdings, Inc.	1,050	16,286
Tejon Ranch Company (I)	488	14,533
The Howard Hughes Corp. (I)	917	76,854
The St. Joe Company (I)(L)	2,200	46,750
Thomas Properties Group, Inc.	1,457	7,474
Zillow, Inc., Class A (I)(L)	673	36,793

		880,430
Thrifts & Mortgage Finance - 0.3%
Astoria Financial Corp. (L)	2,156	21,258
Bank Mutual Corp.	1,528	8,450
BankFinancial Corp.	831	6,723
Beneficial Mutual Bancorp, Inc. (I)	1,922	19,797
Berkshire Hills Bancorp, Inc.	656	16,754
BofI Holding, Inc. (I)	329	11,805
Brookline Bancorp, Inc.	1,601	14,633
Cape Bancorp, Inc.	900	8,244
Capitol Federal Financial, Inc.	2,858	34,496
Charter Financial Corp.	850	10,872
Chicopee Bancorp, Inc.	261	4,385
Clifton Savings Bancorp, Inc.	529	6,591
Dime Community Bancshares, Inc.	830	11,919
Doral Financial Corp. (I)	3,913	2,757
ESB Financial Corp.	642	8,789
EverBank Financial Corp.	2,679	41,257
Federal Agricultural Mortgage Corp., Class C	323	9,945
Federal National Mortgage Association (I)(L)	30,524	20,909
First Defiance Financial Corp.	319	7,439
First Financial Northwest, Inc. (I)	873	6,818
Flagstar Bancorp, Inc. (I)	1,172	16,326
Flushing Financial Corp.	852	14,433
Fox Chase Bancorp, Inc.	564	9,526
Franklin Financial Corp.	539	9,837
Hampden Bancorp, Inc.	343	5,286
Heritage Financial Group, Inc.	505	7,312

368

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thrifts & Mortgage Finance (continued)
HomeStreet, Inc. (I)	394	$8,802
Hudson City Bancorp, Inc.	12,343	106,644
IMPAC Mortgage Holdings, Inc. (I)	266	2,713
Kearny Financial Corp.	1,615	16,473
Meridian Interstate Bancorp, Inc. (I)	515	9,656
MGIC Investment Corp. (I)	4,683	23,181
NASB Financial, Inc. (I)(L)	241	5,073
New York Community Bancorp, Inc. (L)	10,122	145,251
Northfield Bancorp, Inc.	1,491	16,938
Northwest Bancshares, Inc.	1,224	15,533
Ocean Shore Holding Company	528	7,920
OceanFirst Financial Corp.	794	11,449
Ocwen Financial Corp. (I)	3,104	117,704
Oritani Financial Corp.	1,190	18,433
People’s United Financial, Inc.	8,054	108,246
Provident Financial Holdings, Inc.	475	8,080
Provident Financial Services, Inc.	1,435	21,912
Provident New York Bancorp	1,226	11,120
Radian Group, Inc.	3,649	39,081
Rockville Financial, Inc.	992	12,856
Roma Financial Corp.	941	15,112
Security National Financial Corp. (I)	420	3,016
SI Financial Group, Inc.	581	7,024
Teche Holding Company	194	8,003
Territorial Bancorp, Inc.	483	11,486
TFS Financial Corp. (I)	7,160	77,543
Timberland Bancorp, Inc.	608	4,986
Tree.com, Inc.	454	8,394
TrustCo Bank Corp.	2,990	16,684
ViewPoint Financial Group	889	17,878
Walker & Dunlop, Inc. (I)	894	16,065
Washington Federal, Inc.	2,029	35,508
Waterstone Financial, Inc. (I)	833	6,889
Westfield Financial, Inc.	1,133	8,815
WSFS Financial Corp.	229	11,139

		1,292,168

		73,224,341
Health Care - 10.9%
Biotechnology - 2.0%
Aastrom Biosciences Inc (I)	3,164	2,215
Acadia Pharmaceuticals, Inc. (I)	842	6,685
Achillion Pharmaceuticals, Inc. (I)	1,982	17,323
Acorda Therapeutics, Inc. (I)	997	31,934
Aegerion Pharmaceuticals, Inc. (I)	628	25,334
Affymax, Inc. (I)	914	1,270
Agenus, Inc. (I)	742	2,886
Alexion Pharmaceuticals, Inc. (I)	4,418	407,075
Alkermes PLC (I)	3,094	73,359
Allos Therapeutics, Inc. (I)	2,833	0
Alnylam Pharmaceuticals, Inc. (I)	1,341	32,680
AMAG Pharmaceuticals, Inc. (I)	504	12,020
Amgen, Inc.	17,669	1,811,249
Amicus Therapeutics, Inc. (I)	2,133	6,762
Anacor Pharmaceuticals, Inc. (I)	1,512	9,768
Anthera Pharmaceuticals, Inc. (I)	971	631
Arena Pharmaceuticals, Inc. (I)(L)	4,811	39,498
Ariad Pharmaceuticals, Inc. (I)	3,830	69,285
Array BioPharma, Inc. (I)	2,419	11,901
Astex Pharmaceuticals (I)	2,106	9,393
AVEO Pharmaceuticals, Inc. (I)	937	6,887
BioCryst Pharmaceuticals, Inc. (I)	1,345	1,601
Biogen Idec, Inc. (I)	5,405	1,042,679

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
BioMarin Pharmaceutical, Inc. (I)(L)	2,818	$175,449
Biospecifics Technologies Corp. (I)	213	3,632
Biota Pharmaceuticals, Inc.	370	1,502
Cel-Sci Corp. (I)	9,231	2,128
Celgene Corp. (I)	9,900	1,147,509
Cell Therapeutics, Inc. (I)	3,833	4,408
Celldex Therapeutics, Inc. (I)	1,790	20,728
Celsion Corp. (I)	529	555
Cepheid, Inc. (I)(L)	1,496	57,402
Chelsea Therapeutics International, Ltd. (I)	1,686	3,439
ChemoCentryx, Inc. (I)	366	5,058
Clovis Oncology, Inc. (I)	543	15,568
Codexis, Inc. (I)	682	1,630
Coronado Biosciences, Inc. (I)	808	7,854
Cubist Pharmaceuticals, Inc. (I)	1,446	67,702
Curis, Inc. (I)	1,723	5,651
Cyclacel Pharmaceuticals, Inc. (I)	637	3,561
Cytokinetics, Inc. (I)	3,553	4,050
Cytomedix, Inc. (I)	2,220	1,154
Cytori Therapeutics, Inc. (I)	1,530	3,840
CytRx Corp. (I)	916	2,492
Dendreon Corp. (I)(L)	3,465	16,389
Discovery Laboratories, Inc. (I)	1,667	3,817
Durata Therapeutics, Inc. (I)	473	4,257
Dyax Corp. (I)	861	3,754
Dynavax Technologies Corp. (I)	3,740	8,303
Emergent Biosolutions, Inc. (I)	908	12,694
Enzon Pharmaceuticals, Inc. (L)	1,758	6,680
Exact Sciences Corp. (I)	1,523	14,925
Exelixis, Inc. (I)(L)	4,652	21,492
Galena Biopharma, Inc. (I)	2,532	5,292
Genomic Health, Inc. (I)	747	21,125
Geron Corp. (I)(L)	2,658	2,844
Gilead Sciences, Inc. (I)	34,716	1,698,654
GTx, Inc. (I)	1,712	7,105
Halozyme Therapeutics, Inc. (I)(L)	2,595	14,973
Hyperion Therapeutics, Inc. (I)	371	9,579
Idenix Pharmaceuticals, Inc. (I)(L)	3,321	11,823
Idera Pharmaceuticals, Inc. (I)	1,889	945
ImmunoCellular Therapeutics, Ltd. (I)	2,073	5,680
Immunogen, Inc. (I)	1,931	31,012
Immunomedics, Inc. (I)	2,223	5,357
Incyte Corp. (I)(L)	3,053	71,471
Infinity Pharmaceuticals, Inc. (I)	970	47,016
Insmed, Inc. (I)	734	5,498
Intercept Pharmaceuticals, Inc. (I)	267	9,986
InterMune, Inc. (I)	1,581	14,308
Ironwood Pharmaceuticals, Inc. (I)(L)	2,647	48,414
Isis Pharmaceuticals, Inc. (I)(L)	2,245	38,030
Keryx Biopharmaceuticals Inc. (I)	135	950
Kythera Biopharmaceuticals, Inc. (I)	223	5,432
Lexicon Pharmaceuticals, Inc. (I)	11,846	25,824
Ligand Pharmaceuticals, Inc., Class B (I)	158	4,211
MannKind Corp. (I)(L)	5,031	17,055
Maxygen, Inc.	1,126	2,714
Medivation, Inc. (I)	1,732	81,006
Merrimack Pharmaceuticals, Inc. (I)	2,313	14,109
Metabolix, Inc. (I)	824	1,508
Momenta Pharmaceuticals, Inc. (I)	1,128	15,048
Myriad Genetics, Inc. (I)	1,918	48,717
Nanosphere, Inc. (I)	1,542	3,392
Neuralstem, Inc. (I)	3,449	3,863
Neurocrine Biosciences, Inc. (I)	1,654	20,080

369

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
NewLink Genetics Corp. (I)	768	$9,423
Northwest Biotherapeutics, Inc. (I)	1,270	4,610
Novavax, Inc. (I)	4,882	11,131
NPS Pharmaceuticals, Inc. (I)(L)	2,218	22,601
Oncothyreon, Inc. (I)	1,961	4,079
Onyx Pharmaceuticals, Inc. (I)	1,490	132,401
Opko Health, Inc. (I)(L)	7,133	54,425
Orexigen Therapeutics, Inc. (I)	2,340	14,625
Osiris Therapeutics, Inc. (I)	1,011	10,514
PDL BioPharma, Inc. (L)	3,179	23,238
Peregrine Pharmaceuticals, Inc. (I)	3,151	4,222
Pharmacyclics, Inc. (I)	1,638	131,712
PharmAthene, Inc. (I)	2,050	3,485
Progenics Pharmaceuticals, Inc. (I)	2,051	11,055
Protalix BioTherapeutics, Inc. (I)(L)	2,723	14,949
Raptor Pharmaceutical Corp. (I)	1,261	7,377
Regeneron Pharmaceuticals, Inc. (I)	2,222	391,961
Regulus Therapeutics, Inc. (I)	769	5,960
Repligen Corp. (I)(L)	1,012	6,993
Rigel Pharmaceuticals, Inc. (I)	2,154	14,626
Sangamo Biosciences, Inc. (I)	1,339	12,801
Sarepta Therapeutics, Inc. (I)(L)	590	21,801
Savient Pharmaceuticals, Inc. (I)(L)	1,834	1,467
Seattle Genetics, Inc. (I)(L)	2,734	97,084
SIGA Technologies, Inc. (I)	1,202	4,303
Spectrum Pharmaceuticals, Inc. (L)	1,314	9,802
Sunesis Pharmaceuticals, Inc. (I)	1,601	8,757
Synageva BioPharma Corp. (I)	551	30,261
Synergy Pharmaceuticals, Inc. (I)	1,368	8,304
Synta Pharmaceuticals Corp. (I)	1,907	16,400
Targacept, Inc. (I)	722	3,090
TESARO, Inc. (I)	366	8,037
Theravance, Inc. (I)	2,289	54,066
Threshold Pharmaceuticals, Inc. (I)	1,171	5,398
Trovagene, Inc. (I)	540	3,380
Unigene Laboratories, Inc. (I)	3,859	326
United Therapeutics Corp. (I)	1,150	70,001
Vanda Pharmaceuticals, Inc. (I)	813	3,187
Vertex Pharmaceuticals, Inc. (I)	4,956	272,481
Vical, Inc. (I)(L)	3,089	12,294
XOMA Corp. (I)	2,065	7,207
Zalicus, Inc. (I)	2,383	1,589
ZIOPHARM Oncology, Inc. (I)(L)	2,641	4,833

		9,079,335
Health Care Equipment & Supplies - 1.8%
Abaxis, Inc. (L)	587	27,777
Abbott Laboratories	36,038	1,272,862
ABIOMED, Inc. (I)(L)	856	15,982
Accuray, Inc. (I)	1,959	9,090
Alere, Inc. (I)	1,898	48,456
Align Technology, Inc. (I)	1,916	64,205
Alphatec Holdings, Inc. (I)	2,105	4,442
Analogic Corp.	318	25,128
AngioDynamics, Inc. (I)	1,074	12,276
Antares Pharma, Inc. (I)	3,213	11,503
ArthroCare Corp. (I)	692	24,054
AtriCure, Inc. (I)	522	4,134
Atrion Corp.	62	11,903
Baxter International, Inc.	12,562	912,504
Becton, Dickinson and Company	4,592	439,041
Biolase, Inc. (I)	1,207	4,804
Boston Scientific Corp. (I)	32,944	257,293
C.R. Bard, Inc.	1,926	194,102

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Cantel Medical Corp.	272	$8,176
Cardiovascular Systems, Inc. (I)	601	12,308
CareFusion Corp. (I)	5,094	178,239
Conceptus, Inc. (I)	813	19,634
CONMED Corp.	746	25,409
Cyberonics, Inc. (I)	620	29,022
Cynosure, Inc., Class A (I)	66	1,727
Delcath Systems, Inc. (I)	1,249	2,248
DENTSPLY International, Inc.	3,201	135,786
DexCom, Inc. (I)(L)	1,694	28,324
Edwards Lifesciences Corp. (I)	2,650	217,724
Endologix, Inc. (I)	1,563	25,242
EnteroMedics, Inc. (I)	2,044	2,044
Exactech, Inc. (I)	465	9,621
GenMark Diagnostics, Inc. (I)	864	11,163
Globus Medical, Inc., Class A (I)	1,728	25,367
Greatbatch, Inc. (I)	646	19,296
Haemonetics Corp. (I)	1,210	50,409
Hansen Medical, Inc. (I)	1,736	3,489
HeartWare International, Inc. (I)(L)	353	31,216
Hill-Rom Holdings, Inc.	1,350	47,547
Hologic, Inc. (I)	6,043	136,572
ICU Medical, Inc. (I)	360	21,222
IDEXX Laboratories, Inc. (I)	1,307	120,754
Insulet Corp. (I)	1,189	30,748
Integra LifeSciences Holdings Corp. (I)(L)	690	26,917
Intuitive Surgical, Inc. (I)	917	450,421
Invacare Corp.	804	10,492
LeMaitre Vascular, Inc.	746	4,551
MAKO Surgical Corp. (I)	1,016	11,328
Masimo Corp.	1,282	25,153
Medical Action Industries, Inc. (I)	647	3,882
Medtronic, Inc.	23,414	1,099,521
MELA Sciences, Inc. (I)	893	1,036
Meridian Bioscience, Inc. (L)	1,077	24,577
Merit Medical Systems, Inc. (I)	1,003	12,297
Natus Medical, Inc. (I)	845	11,357
Navidea Biopharmaceuticals, Inc. (I)	3,393	9,195
Neogen Corp. (I)	594	29,445
NuVasive, Inc. (I)	995	21,203
NxStage Medical, Inc. (I)	1,350	15,228
OraSure Technologies, Inc. (I)	1,641	8,861
Orthofix International NV (I)	450	16,142
PhotoMedex, Inc. (I)	575	9,252
Quidel Corp. (I)(L)	889	21,114
ResMed, Inc. (L)	3,239	150,160
RTI Biologics, Inc. (I)	1,955	7,703
Sirona Dental Systems, Inc. (I)	1,226	90,393
Spectranetics Corp. (I)	1,076	19,938
St. Jude Medical, Inc.	7,230	292,381
Staar Surgical Company (I)	873	4,915
STERIS Corp.	1,211	50,390
Stryker Corp.	8,748	570,720
SurModics, Inc. (I)	502	13,680
Symmetry Medical, Inc. (I)	1,015	11,622
Synergetics USA, Inc. (I)	781	2,710
Teleflex, Inc.	962	81,299
The Cooper Companies, Inc.	1,085	117,050
Thoratec Corp. (I)	1,365	51,188
TranS1, Inc. (I)	1,095	2,453
Unilife Corp. (I)	1,601	3,490
Uroplasty, Inc. (I)(L)	1,021	2,593
Varian Medical Systems, Inc. (I)	2,544	183,168

370

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Vascular Solutions, Inc. (I)	536	$8,694
Volcano Corp. (I)(L)	1,271	28,292
West Pharmaceutical Services, Inc.	811	52,666
Wright Medical Group, Inc. (I)	1,188	28,286
Zimmer Holdings, Inc.	4,013	301,858

		8,420,464
Health Care Providers & Services - 1.9%
Acadia Healthcare Company, Inc. (I)	792	23,277
Accretive Health, Inc. (I)	2,325	23,622
Aetna, Inc.	7,690	393,113
Air Methods Corp. (L)	930	44,863
Almost Family, Inc.	242	4,944
Amedisys, Inc. (I)(L)	738	8,207
AmerisourceBergen Corp.	5,788	297,793
AMN Healthcare Services, Inc. (I)	1,002	15,862
Amsurg Corp. (I)	790	26,576
Assisted Living Concepts, Inc., Class A	455	5,410
Bio-Reference Labs, Inc. (I)(L)	734	19,069
BioScrip, Inc. (I)	1,315	16,714
Brookdale Senior Living, Inc. (I)	2,906	81,019
Capital Senior Living Corp. (I)	703	18,580
Cardinal Health, Inc.	7,854	326,883
CardioNet, Inc. (I)	1,057	2,569
Catamaran Corp. (I)	4,630	245,529
Centene Corp. (I)	1,186	52,231
Chemed Corp.	429	34,311
Cigna Corp.	6,621	412,952
Community Health Systems, Inc.	2,086	98,856
Corvel Corp. (I)	332	16,431
Coventry Health Care, Inc.	3,069	144,335
DaVita HealthCare Partners, Inc. (I)	2,170	257,340
Emeritus Corp. (I)	1,079	29,985
ExamWorks Group, Inc. (I)(L)	1,017	17,614
Express Scripts Holding Company (I)	18,619	1,073,385
Five Star Quality Care, Inc. (I)	1,369	9,159
Gentiva Health Services, Inc. (I)(L)	809	8,753
Hanger, Inc. (I)	841	26,517
HCA Holdings, Inc.	10,083	409,672
Health Management
Associates, Inc., Class A (I)	6,080	78,250
Health Net, Inc. (I)	1,806	51,688
HealthSouth Corp. (I)	2,288	60,335
Healthways, Inc. (I)	968	11,858
Henry Schein, Inc. (I)(L)	2,015	186,488
Humana, Inc.	3,725	257,435
IPC The Hospitalist Company, Inc. (I)	426	18,948
Kindred Healthcare, Inc. (I)(L)	1,247	13,131
Laboratory Corp. of America Holdings (I)	2,185	197,087
Landauer, Inc. (L)	263	14,828
LCA-Vision, Inc. (I)	715	2,402
LHC Group, Inc. (I)	506	10,874
LifePoint Hospitals, Inc. (I)(L)	1,152	55,826
Magellan Health Services, Inc. (I)	512	24,356
McKesson Corp.	5,420	585,143
MedCath Corp.	613	840
MEDNAX, Inc. (I)(L)	1,135	101,730
Molina Healthcare, Inc. (I)(L)	1,059	32,691
MWI Veterinary Supply, Inc. (I)(L)	319	42,191
National Healthcare Corp.	369	16,871
National Research Corp.	200	11,608
Omnicare, Inc. (L)	2,545	103,632
Owens & Minor, Inc. (L)	1,324	43,109
Patterson Companies, Inc.	2,455	93,388

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
PDI, Inc. (I)	770	$4,543
PharMerica Corp. (I)	818	11,452
Quest Diagnostics, Inc.	3,650	206,043
RadNet, Inc. (I)	1,485	4,158
Select Medical Holdings Corp.	3,255	29,295
Skilled Healthcare Group, Inc., Class A (I)(L)	1,126	7,398
Team Health Holdings, Inc. (I)	1,609	58,535
Tenet Healthcare Corp. (I)	2,362	112,384
The Ensign Group, Inc.	547	18,270
The Providence Service Corp. (I)	384	7,100
Triple-S Management Corp., Class B (I)	5	87
UnitedHealth Group, Inc.	23,721	1,357,078
Universal American Corp.	1,908	15,894
Universal Health Services, Inc., Class B	2,207	140,961
US Physical Therapy, Inc.	377	10,122
Vanguard Health Systems, Inc. (I)	1,912	28,431
VCA Antech, Inc. (I)	2,095	49,212
WellCare Health Plans, Inc. (I)	1,019	59,061
WellPoint, Inc.	7,483	495,599

		8,775,903
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (I)	3,888	52,838
athenahealth, Inc. (I)	854	82,872
Cerner Corp. (I)	3,921	371,515
Computer Programs & Systems, Inc. (L)	275	14,880
Greenway Medical Technologies, Inc. (I)(L)	752	11,957
HealthStream, Inc. (I)	711	16,310
HMS Holdings Corp. (I)(L)	2,028	55,060
MedAssets, Inc. (I)	1,448	27,874
Medidata Solutions, Inc. (I)	654	37,919
Merge Healthcare, Inc. (I)	1,992	5,757
Omnicell, Inc. (I)	189	3,568
Quality Systems, Inc.	1,382	25,263
Vocera Communications, Inc. (I)(L)	551	12,673

		718,486
Life Sciences Tools & Services - 0.5%
Affymetrix, Inc. (I)	2,012	9,497
Agilent Technologies, Inc.	8,024	336,767
Apricus Biosciences, Inc. (I)	775	2,077
BG Medicine, Inc. (I)	1,563	2,907
Bio-Rad Laboratories, Inc., Class A (I)	662	83,412
Bruker Corp. (I)	3,989	76,190
Cambrex Corp. (I)	678	8,672
Charles River
Laboratories International, Inc. (I)	1,154	51,088
Covance, Inc. (I)	1,248	92,751
Enzo Biochem, Inc. (I)	1,398	3,523
Illumina, Inc. (I)	2,824	152,496
Life Technologies Corp. (I)	3,998	258,391
Luminex Corp. (I)	925	15,281
Mettler-Toledo International, Inc. (I)	711	151,599
Pacific Biosciences of California, Inc. (I)	960	2,390
PAREXEL International Corp. (I)	1,448	57,210
PerkinElmer, Inc.	2,680	90,155
Sequenom, Inc. (I)(L)	2,766	11,479
Techne Corp.	739	50,141
Thermo Fisher Scientific, Inc.	8,395	642,134
Waters Corp. (I)	2,012	188,947

		2,287,107
Pharmaceuticals - 4.5%
AbbVie, Inc.	36,038	1,469,630

371

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Acelrx Pharmaceuticals, Inc. (I)	1,016	$5,243
Actavis, Inc. (I)	2,927	269,606
Acura Pharmaceuticals, Inc. (I)	1,383	2,946
Akorn, Inc. (I)(L)	2,250	31,118
Alexza Pharmaceuticals, Inc. (I)	317	1,401
Alimera Sciences, Inc. (I)	713	2,189
Allergan, Inc.	7,068	789,001
Ampio Pharmaceuticals, Inc. (I)	1,153	5,269
Auxilium Pharmaceuticals, Inc. (I)	1,190	20,563
AVANIR Pharmaceuticals, Inc., Class A (I)	2,804	7,683
Biosante Pharmaceuticals, Inc. (I)(L)	448	524
Bristol-Myers Squibb Company	38,590	1,589,522
Cadence Pharmaceuticals, Inc. (I)(L)	2,397	16,036
Cempra, Inc. (I)	651	4,394
Columbia Laboratories, Inc. (I)	2,813	1,665
Corcept Therapeutics, Inc. (I)	2,007	4,014
Cornerstone Therapeutics, Inc. (I)	761	5,380
Cumberland Pharmaceuticals, Inc. (I)	672	3,347
Depomed, Inc. (I)	1,587	9,316
Durect Corp. (I)	2,824	3,756
Eli Lilly & Company	26,651	1,513,510
Endo Health Solutions, Inc. (I)	2,619	80,560
Endocyte, Inc. (I)(L)	1,181	14,703
Forest Laboratories, Inc. (I)	6,116	232,653
Forest Laboratories, Inc.
(German Exchange) (I)	686	398
Hi-Tech Pharmacal Company, Inc. (L)	366	12,118
Horizon Pharma, Inc. (I)	977	2,648
Hospira, Inc. (I)	3,794	124,557
Impax Laboratories, Inc. (I)	1,658	25,600
Indevus Pharmaceuticals, Inc. (I)	2,544	0
Johnson & Johnson	63,346	5,164,599
Merck & Company, Inc.	69,982	3,095,304
Mylan, Inc. (I)	9,308	269,374
Nektar Therapeutics (I)	2,587	28,457
Obagi Medical Products, Inc. (I)	555	10,961
Omeros Corp. (I)	1,116	4,598
Optimer Pharmaceuticals, Inc. (I)	1,209	14,387
Pacira Pharmaceuticals, Inc. (I)	778	22,453
Pain Therapeutics, Inc. (I)	1,407	4,826
Pernix Therapeutics Holdings (I)	748	3,710
Perrigo Company	2,143	254,438
Pfizer, Inc.	171,598	4,952,318
Pozen, Inc. (I)	1,227	6,466
Questcor Pharmaceuticals, Inc. (L)	1,339	43,571
Sagent Pharmaceuticals, Inc. (I)(L)	726	12,741
Salix Pharmaceuticals, Ltd. (I)	1,317	67,404
Santarus, Inc. (I)	1,623	28,127
Sciclone Pharmaceuticals, Inc. (I)(L)	1,138	5,235
Sucampo Pharmaceuticals, Inc., Class A (I)	1,511	9,882
Supernus Pharmaceuticals, Inc. (I)	844	4,743
The Medicines Company (I)	1,210	40,438
Transcept Pharmaceuticals, Inc. (I)	476	2,280
Trubion Pharmaceuticals, Inc. (I)	1,161	0
Ventrus Biosciences, Inc. (I)	458	1,369
ViroPharma, Inc. (I)(L)	1,671	42,042
Vivus, Inc. (I)(L)	2,325	25,575
XenoPort, Inc. (I)	1,347	9,631
Zogenix, Inc. (I)	4,904	8,827

		20,383,106

		49,664,401

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrials - 10.2%
Aerospace & Defense - 2.1%
AAR Corp.	1,006	$18,500
Aerovironment, Inc. (I)	570	10,334
Alliant Techsystems, Inc.	687	49,759
American Science & Engineering, Inc.	220	13,418
API Technologies Corp. (I)	1,409	3,494
Astronics Corp. (I)	396	11,809
B/E Aerospace, Inc. (I)	2,360	142,284
CPI Aerostructures, Inc. (I)	277	2,374
Cubic Corp.	656	28,024
Curtiss-Wright Corp.	1,137	39,454
DigitalGlobe, Inc. (I)	1,782	51,518
Engility Holdings, Inc. (I)	390	9,352
Esterline Technologies Corp. (I)	729	55,185
Exelis, Inc.	4,311	46,947
GenCorp, Inc. (I)(L)	1,536	20,429
General Dynamics Corp.	8,111	571,907
HEICO Corp., Class A	1,272	43,642
Hexcel Corp. (I)	2,343	67,970
Honeywell International, Inc.	17,929	1,350,950
Huntington Ingalls Industries, Inc.	1,174	62,609
Kratos Defense &
Security Solutions, Inc. (I)(L)	1,499	7,540
L-3 Communications Holdings, Inc.	2,209	178,752
LMI Aerospace, Inc. (I)	376	7,817
Lockheed Martin Corp.	7,434	717,530
Moog, Inc., Class A (I)	1,069	48,992
National Presto Industries, Inc.	167	13,444
Northrop Grumman Corp.	5,675	398,101
Orbital Sciences Corp. (I)	1,479	24,685
Precision Castparts Corp.	3,343	633,900
Raytheon Company	7,615	447,686
Rockwell Collins, Inc. (L)	3,267	206,213
SIFCO Industries, Inc.	288	5,302
Sparton Corp. (I)	344	4,610
Spirit Aerosystems Holdings, Inc., Class A (I)	3,191	60,597
Sypris Solutions, Inc.	379	1,584
Taser International, Inc. (I)	1,601	12,728
Teledyne Technologies, Inc. (I)	778	61,026
Textron, Inc.	6,428	191,619
The Boeing Company	17,270	1,482,630
The KEYW Holding Corp. (I)	815	13,146
TransDigm Group, Inc.	1,172	179,222
Triumph Group, Inc.	1,147	90,040
United Technologies Corp.	20,953	1,957,639

		9,344,762
Air Freight & Logistics - 0.7%
Air Transport Services Group, Inc. (I)	1,747	10,185
Atlas Air Worldwide Holdings, Inc. (I)	649	26,453
C.H. Robinson Worldwide, Inc.	3,702	220,121
Echo Global Logistics, Inc. (I)	676	14,953
Expeditors International of Washington, Inc.	4,831	172,515
FedEx Corp.	7,211	708,120
Forward Air Corp.	684	25,506
Hub Group, Inc., Class A (I)	839	32,268
Pacer International, Inc. (I)	1,603	8,063
Park-Ohio Holdings Corp. (I)	343	11,364
United Parcel Service, Inc., Class B	21,997	1,889,542
UTi Worldwide, Inc.	2,522	36,519
XPO Logistics, Inc. (I)(L)	567	9,548

		3,165,157

372

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Airlines - 0.3%
Alaska Air Group, Inc. (I)	1,567	$100,225
Allegiant Travel Company	464	41,194
Delta Air Lines, Inc. (I)	19,504	322,011
Hawaiian Holdings, Inc. (I)	1,540	8,870
JetBlue Airways Corp. (I)(L)	6,490	44,781
Republic Airways Holdings, Inc. (I)	1,141	13,167
SkyWest, Inc.	1,088	17,462
Southwest Airlines Company	17,283	232,975
Spirit Airlines, Inc. (I)	1,580	40,069
United Continental Holdings, Inc. (I)	7,681	245,869
US Airways Group, Inc. (I)(L)	3,842	65,199

		1,131,822
Building Products - 0.2%
AAON, Inc.	644	17,768
American Woodmark Corp. (I)	40	1,361
AO Smith Corp.	1,103	81,148
Apogee Enterprises, Inc.	713	20,641
Armstrong World Industries, Inc. (I)(L)	1,369	76,513
Builders FirstSource, Inc. (I)(L)	2,899	16,988
Fortune Brands Home & Security, Inc. (I)	3,790	141,860
Gibraltar Industries, Inc. (I)	947	17,283
Griffon Corp.	1,661	19,799
Insteel Industries, Inc.	563	9,188
Lennox International, Inc.	1,177	74,728
Masco Corp.	8,300	168,075
NCI Building Systems, Inc. (I)	696	12,090
Nortek, Inc. (I)	223	15,913
Owens Corning, Inc. (I)	2,708	106,776
PGT, Inc. (I)	2,222	15,265
Quanex Building Products Corp.	980	15,778
Simpson Manufacturing Company, Inc. (L)	1,094	33,487
Trex Company, Inc. (I)	422	20,754
Universal Forest Products, Inc.	257	10,231
USG Corp. (I)	2,526	66,787

		942,433
Commercial Services & Supplies - 0.6%
ABM Industries, Inc.	1,288	28,645
ACCO Brands Corp. (I)	2,455	16,399
ARC Document Solutions, Inc. (I)	873	2,602
Avery Dennison Corp. (L)	2,321	99,965
Casella Waste Systems, Inc., Class A (I)	1,234	5,393
Cintas Corp. (L)	2,871	126,697
Clean Harbors, Inc. (I)(L)	1,383	80,338
Consolidated Graphics, Inc. (I)	278	10,870
Copart, Inc. (I)	2,964	101,606
Corrections Corp. of America	2,313	90,369
Covanta Holding Corp.	3,037	61,196
Deluxe Corp. (L)	1,221	50,549
EnergySolutions, Inc. (I)	2,503	9,386
EnerNOC, Inc. (I)(L)	701	12,176
Ennis, Inc.	718	10,820
Fuel Tech, Inc. (I)	793	3,426
G&K Services, Inc., Class A	454	20,662
Healthcare Services Group, Inc. (L)	1,683	43,135
Heritage-Crystal Clean, Inc. (I)	385	5,814
Herman Miller, Inc.	1,386	38,351
HNI Corp. (L)	1,139	40,423
Hudson Technologies, Inc. (I)	1,078	4,366
InnerWorkings, Inc. (I)	1,268	19,198
Interface, Inc.	1,612	30,983
Intersections, Inc.	680	6,399
Iron Mountain, Inc.	4,363	158,421

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
KAR Auction Services, Inc.	3,078	$61,652
Kimball International, Inc., Class B	1,061	9,613
Knoll, Inc.	1,200	21,756
McGrath RentCorp.	612	19,033
Metalico, Inc. (I)	1,349	2,185
Mine Safety Appliances Company	820	40,688
Mobile Mini, Inc. (I)(L)	1,167	34,345
Multi-Color Corp.	400	10,316
NL Industries, Inc.	1,224	15,214
Performant Financial Corp. (I)	421	5,170
Pitney Bowes, Inc. (L)	4,595	68,282
Quad/Graphics, Inc. (L)	1,184	28,345
R.R. Donnelley & Sons Company (L)	4,094	49,333
Republic Services, Inc. (L)	8,563	282,579
Rollins, Inc.	3,435	84,329
Schawk, Inc.	698	7,671
Standard Parking Corp. (I)	481	9,957
Steelcase, Inc., Class A	3,134	46,164
Stericycle, Inc. (I)	1,973	209,493
Swisher Hygiene, Inc. (I)	4,502	5,808
Team, Inc. (I)	244	10,021
Tetra Tech, Inc. (I)	1,545	47,107
The Brink’s Company	1,094	30,916
The Geo Group, Inc.	1,733	65,195
TMS International Corp., Class A (I)	1,082	14,282
UniFirst Corp.	375	33,938
United Stationers, Inc.	1,007	38,921
US Ecology, Inc.	556	14,762
Versar, Inc. (I)	1,039	4,488
Viad Corp.	118	3,264
Waste Connections, Inc. (L)	2,839	102,147
Waste Management, Inc.	10,743	421,233

		2,876,396
Construction & Engineering - 0.3%
AECOM Technology Corp. (I)	2,650	86,920
Aegion Corp. (I)	1,004	23,243
Ameresco, Inc., Class A (I)	405	2,997
Chicago Bridge & Iron Company NV	193	11,985
Comfort Systems USA, Inc.	1,123	15,823
Dycom Industries, Inc. (I)	863	16,992
EMCOR Group, Inc.	1,435	60,830
Fluor Corp.	3,857	255,835
Furmanite Corp. (I)	1,469	9,828
Granite Construction, Inc.	951	30,280
Great Lakes Dredge & Dock Corp.	21	141
Jacobs Engineering Group, Inc. (I)	2,986	167,933
KBR, Inc.	3,378	108,366
Layne Christensen Company (I)(L)	532	11,374
MasTec, Inc. (I)(L)	1,643	47,893
Michael Baker Corp.	258	6,321
MYR Group, Inc. (I)	561	13,778
Northwest Pipe Company (I)	260	7,275
Orion Marine Group, Inc. (I)	763	7,584
Pike Electric Corp.	949	13,504
Primoris Services Corp.	1,267	28,013
Quanta Services, Inc. (I)	4,851	138,642
Sterling Construction Company, Inc. (I)	796	8,668
Tutor Perini Corp. (I)	1,191	22,986
URS Corp.	1,743	82,636

		1,179,847
Electrical Equipment - 0.7%
Active Power, Inc. (I)	864	3,966

373

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment (continued)
Acuity Brands, Inc.	944	$65,466
American Electric Technologies, Inc. (I)	832	4,343
American Superconductor Corp. (I)	1,242	3,304
AMETEK, Inc.	5,550	240,648
AZZ, Inc.	1,024	49,357
Belden, Inc.	1,053	54,387
Brady Corp., Class A	1,044	35,005
Broadwind Energy, Inc. (I)	481	2,102
Capstone Turbine Corp. (I)	5,829	5,246
Coleman Cable, Inc.	773	11,595
Eaton Corp. PLC	10,627	650,904
Emerson Electric Company	16,766	936,716
Encore Wire Corp.	509	17,825
EnerSys, Inc. (I)	1,095	49,910
Enphase Energy, Inc. (I)	1,270	7,874
Espey Manufacturing & Electronics Corp.	162	4,212
Franklin Electric Company, Inc.	1,168	39,210
FuelCell Energy, Inc. (I)	236	223
General Cable Corp. (I)(L)	1,116	40,879
Global Power Equipment Group, Inc.	225	3,965
GrafTech International, Ltd. (I)(L)	2,967	22,787
Hubbell, Inc., Class B	1,387	134,692
II-VI, Inc. (I)(L)	1,532	26,105
Lighting Science Group Corp. (I)(L)	3,647	2,079
Lime Energy Co. (I)	1,109	832
Polypore International, Inc. (I)(L)	1,089	43,756
Powell Industries, Inc. (I)	1	53
Preformed Line Products Company	151	10,565
Regal-Beloit Corp.	935	76,259
Rockwell Automation, Inc.	3,265	281,933
Roper Industries, Inc.	2,252	286,702
The Babcock & Wilcox Company	2,792	79,321
Thermon Group Holdings, Inc. (I)	760	16,880
Valence Technology, Inc. (I)	5,079	113
Vicor Corp. (I)	1,178	5,855

		3,215,069
Industrial Conglomerates - 1.8%
3M Company	15,879	1,688,096
Carlisle Companies, Inc.	1,464	99,245
Danaher Corp.	15,984	993,406
General Electric Company	242,626	5,609,513
Raven Industries, Inc. (L)	906	30,451

		8,420,711
Machinery - 1.9%
Actuant Corp., Class A (L)	1,647	50,431
AGCO Corp.	2,222	115,811
Alamo Group, Inc.	343	13,120
Albany International Corp., Class A	756	21,848
Altra Holdings, Inc.	757	20,606
American Railcar Industries, Inc.	519	24,258
Ampco-Pittsburgh Corp. (L)	317	5,994
Astec Industries, Inc.	567	19,805
Barnes Group, Inc.	1,329	38,448
Blount International, Inc. (I)	1,228	16,431
Briggs & Stratton Corp. (L)	754	18,699
Cascade Corp.	279	18,129
Caterpillar, Inc.	15,016	1,305,942
Chart Industries, Inc. (I)(L)	708	56,647
Chicago Rivet & Machine Company	209	5,342
CIRCOR International, Inc.	465	19,763
CLARCOR, Inc.	1,194	62,542
Colfax Corp. (I)(L)	2,176	101,271

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Commercial Vehicle Group, Inc. (I)	1,067	$8,323
Crane Company	1,269	70,886
Cummins, Inc.	4,395	508,985
Deere & Company (L)	8,994	773,304
Donaldson Company, Inc.	3,471	125,615
Douglas Dynamics, Inc.	897	12,397
Dover Corp.	4,223	307,772
Dynamic Materials Corp.	379	6,595
EnPro Industries, Inc. (I)(L)	496	25,380
ESCO Technologies, Inc.	685	27,989
Federal Signal Corp. (I)	1,496	12,177
Flowserve Corp.	1,180	197,898
FreightCar America, Inc.	399	8,706
Gardner Denver, Inc.	1,122	84,273
Graco, Inc.	1,344	77,992
Graham Corp.	360	8,906
Greenbrier Companies, Inc. (I)(L)	617	14,012
Hardinge, Inc.	508	6,924
Harsco Corp.	1,823	45,156
Hyster-Yale Materials Handling, Inc.	293	16,727
Hyster-Yale Materials Handling, Inc., Class B	208	11,875
IDEX Corp.	1,962	104,810
Illinois Tool Works, Inc.	10,773	656,507
ITT Corp.	2,155	61,267
John Bean Technologies Corp.	744	15,438
Joy Global, Inc.	2,471	147,074
Kadant, Inc. (I)	356	8,900
Kaydon Corp.	801	20,490
Kennametal, Inc.	1,834	71,599
LB Foster Company, Class A	282	12,490
Lincoln Electric Holdings, Inc.	1,905	103,213
Lindsay Corp.	317	27,953
Lydall, Inc. (I)	557	8,550
Manitex International, Inc. (I)	420	5,212
Meritor, Inc. (I)	2,106	9,961
Middleby Corp. (I)	404	61,469
Miller Industries, Inc.	337	5,409
Mueller Industries, Inc.	554	29,523
Mueller Water Products, Inc., Class A	4,056	24,052
Navistar International Corp. (I)(L)	1,809	62,537
Nordson Corp.	1,439	94,902
Oshkosh Corp. (I)	2,074	88,124
PACCAR, Inc.	8,151	412,115
Pall Corp.	2,659	181,796
Parker Hannifin Corp.	3,461	316,958
Pentair, Ltd.	4,856	256,154
PMFG, Inc. (I)	848	5,232
Proto Labs, Inc. (I)	564	27,692
RBC Bearings, Inc. (I)	550	27,808
Rexnord Corp. (I)	2,268	48,150
Sauer-Danfoss, Inc.	1,156	67,545
Snap-on, Inc.	1,315	108,751
SPX Corp.	1,155	91,199
Standex International Corp.	320	17,670
Stanley Black & Decker, Inc.	3,886	314,649
Sun Hydraulics Corp.	689	22,399
Tecumseh Products Company, Class A (I)	535	4,665
Tennant Company	271	13,160
Terex Corp. (I)(L)	2,504	86,188
The Eastern Company	226	3,964
The Gorman-Rupp Company	538	16,167
The LS Starrett Company, Class A	473	5,227
The Manitowoc Company, Inc.	3,212	66,039

374

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
The Toro Company	1,235	$56,859
Timken Company	2,230	126,173
Titan International, Inc.	1,210	25,507
Trimas Corp. (I)	990	32,145
Trinity Industries, Inc. (L)	1,771	80,279
Twin Disc, Inc. (L)	312	7,825
Valmont Industries, Inc.	632	99,395
Wabash National Corp. (I)(L)	1,473	14,966
WABCO Holdings, Inc. (I)	1,477	104,261
Wabtec Corp.	1,089	111,198
Watts Water Technologies, Inc., Class A	657	31,529
Woodward, Inc.	1,542	61,310
Xerium Technologies, Inc. (I)	324	1,763
Xylem, Inc.	4,311	118,811

		8,852,008
Marine - 0.0%
Eagle Bulk Shipping, Inc. (I)	529	1,862
Genco Shipping & Trading, Ltd. (I)(L)	955	2,750
Kirby Corp. (I)	1,256	96,461
Matson, Inc.	1,025	25,215
Rand Logistics, Inc. (I)	557	3,412

		129,700
Professional Services - 0.3%
Acacia Research Corp. (I)	1,195	36,053
CBIZ, Inc. (I)(L)	1,604	10,234
CDI Corp.	578	9,942
CRA International, Inc. (I)	287	6,420
Equifax, Inc.	2,719	156,587
Exponent, Inc.	362	19,526
Franklin Covey Company (I)	557	8,093
FTI Consulting, Inc. (I)	1,037	39,053
Heidrick & Struggles International, Inc.	459	6,862
Hill International, Inc. (I)	1,724	5,155
Huron Consulting Group, Inc. (I)	570	22,982
ICF International, Inc. (I)	571	15,531
IHS, Inc., Class A (I)	1,496	156,661
Insperity, Inc.	655	18,582
Kelly Services, Inc., Class A	880	16,438
Kforce, Inc.	1,102	18,040
Korn/Ferry International (I)	1,149	20,521
ManpowerGroup, Inc.	1,845	104,648
Mistras Group, Inc. (I)	687	16,632
Navigant Consulting Company (I)	1,351	17,752
Odyssey Marine Exploration, Inc. (I)(L)	2,604	8,489
On Assignment, Inc. (I)	980	24,804
Pendrell Corp. (I)	6,139	10,191
Resources Connection, Inc.	976	12,395
Robert Half International, Inc.	3,317	124,487
RPX Corp. (I)	1,202	16,960
The Advisory Board Company (I)	788	41,386
The Corporate Executive Board Company	764	44,434
The Dolan Company (I)	898	2,146
The Dun & Bradstreet Corp. (L)	1,006	84,152
Towers Watson & Company, Class A	1,624	112,576
TrueBlue, Inc. (I)	1,126	23,804
Verisk Analytics, Inc., Class A (I)	3,767	232,160
VSE Corp.	167	4,173
WageWorks, Inc. (I)	353	8,836

		1,456,705
Road & Rail - 0.9%
Amerco, Inc.	457	79,308

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Road & Rail (continued)
Arkansas Best Corp.	705	$8,234
Avis Budget Group, Inc. (I)	2,532	70,466
Celadon Group, Inc.	717	14,957
Con-way, Inc.	1,284	45,210
CSX Corp.	24,017	591,539
Genesee & Wyoming, Inc., Class A (I)	1,150	107,077
Heartland Express, Inc. (L)	1,982	26,440
Hertz Global Holdings, Inc. (I)	9,778	217,658
J.B. Hunt Transport Services, Inc. (L)	2,652	197,521
Kansas City Southern	2,536	281,242
Knight Transportation, Inc.	1,874	30,171
Landstar System, Inc.	934	53,322
Marten Transport, Ltd.	643	12,944
Norfolk Southern Corp.	7,759	598,064
Old Dominion Freight Line, Inc. (I)	1,173	44,809
Patriot Transportation Holding, Inc. (I)	282	7,845
Providence and Worcester Railroad Company	251	3,808
Quality Distribution, Inc. (I)	1,139	9,579
Roadrunner Transportation Systems, Inc. (I)	815	18,745
Ryder Systems, Inc.	1,195	71,401
Saia, Inc. (I)	429	15,517
Swift Transportation Company (I)	3,346	47,446
Union Pacific Corp.	10,894	1,551,415
Universal Truckload Services, Inc. (I)	521	12,155
USA Truck, Inc. (I)	383	1,881
Werner Enterprises, Inc. (L)	1,247	30,103
YRC Worldwide, Inc. (I)	304	2,295

		4,151,152
Trading Companies & Distributors - 0.4%
Air Lease Corp. (L)	2,268	66,498
Aircastle, Ltd.	1,601	21,902
Applied Industrial Technologies, Inc.	830	37,350
Beacon Roofing Supply, Inc. (I)(L)	1,131	43,724
BlueLinx Holdings, Inc. (I)	1,969	5,612
CAI International, Inc. (I)	572	16,485
DXP Enterprises, Inc. (I)	367	27,415
Edgen Group, Inc. (I)	1,131	8,177
Fastenal Company	6,825	350,464
GATX Corp.	997	51,814
H&E Equipment Services, Inc.	922	18,809
Houston Wire & Cable Company	638	8,262
Kaman Corp.	670	23,765
MRC Global, Inc. (I)	2,326	76,595
MSC Industrial Direct Company, Inc., Class A	1,442	123,695
Rush Enterprises, Inc., Class A (I)(L)	968	23,348
SeaCube Container Leasing, Ltd.	553	12,697
TAL International Group, Inc. (L)	812	36,792
Textainer Group Holdings, Ltd.	1,298	51,336
Titan Machinery, Inc. (I)(L)	544	15,096
United Rentals, Inc. (I)(L)	2,105	115,712
W.W. Grainger, Inc.	1,618	364,018
Watsco, Inc. (L)	810	68,186
WESCO International, Inc. (I)(L)	1,020	74,062
Willis Lease Finance Corp. (I)	469	7,091

		1,648,905
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Company LLC	1,113	60,147
Wesco Aircraft Holdings, Inc. (I)(L)	2,091	30,780

		90,927

		46,605,594

375

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Information Technology - 16.8%
Communications Equipment - 1.6%
Acme Packet, Inc. (I)	1,538	$44,940
ADTRAN, Inc.	1,539	30,241
Arris Group, Inc. (I)	2,666	45,775
Aruba Networks, Inc. (I)(L)	2,538	62,790
Aviat Networks, Inc. (I)	1,974	6,652
Bel Fuse, Inc., Class B	373	5,823
Black Box Corp.	458	9,989
Brocade Communications Systems, Inc. (I)	10,964	63,262
CalAmp Corp. (I)	938	10,290
Calix, Inc. (I)	1,421	11,581
Ciena Corp. (I)	2,331	37,319
Cisco Systems, Inc.	123,097	2,573,958
Clearone, Inc. (I)	964	8,358
Comtech Telecommunications Corp.	545	13,233
Dialogic, Inc. (I)	241	429
Digi International, Inc. (I)	713	6,367
EchoStar Corp., Class A (I)	2,062	80,356
Emcore Corp. (I)	763	4,441
Emulex Corp. (I)	2,134	13,935
Extreme Networks, Inc. (I)	2,730	9,200
F5 Networks, Inc. (I)	1,819	162,037
Finisar Corp. (I)(L)	2,207	29,110
Globecomm Systems, Inc. (I)	752	9,032
Harmonic, Inc. (I)	2,721	15,755
Harris Corp.	2,560	118,630
Infinera Corp. (I)(L)	2,668	18,676
InterDigital, Inc. (L)	948	45,343
Ixia (I)(L)	1,783	38,584
JDS Uniphase Corp. (I)	5,390	72,064
Juniper Networks, Inc. (I)	12,156	225,372
Loral Space & Communications, Inc.	486	30,074
Meru Networks, Inc. (I)	433	2,923
Motorola Solutions, Inc.	6,604	422,854
NETGEAR, Inc. (I)(L)	889	29,790
Numerex Corp., Class A (I)	471	6,024
Oplink Communications, Inc. (I)	639	10,480
Palo Alto Networks, Inc. (I)	1,529	86,541
Plantronics, Inc.	862	38,092
Polycom, Inc. (I)	4,160	46,093
Powerwave Technologies, Inc. (I)(L)	912	21
Procera Networks, Inc. (I)	608	7,229
QUALCOMM, Inc.	39,141	2,620,490
Riverbed Technology, Inc. (I)	3,658	54,541
ShoreTel, Inc. (I)	1,320	4,792
Sonus Networks, Inc. (I)	7,104	18,399
Sycamore Networks, Inc.	773	286
Symmetricom, Inc. (I)	1,285	5,834
Tellabs, Inc.	8,690	18,162
Tessco Technologies, Inc.	309	6,687
Ubiquiti Networks, Inc.	2,142	29,388
ViaSat, Inc. (I)(L)	1,021	49,457

		7,261,699
Computers & Peripherals - 3.0%
3D Systems Corp. (I)(L)	1,879	60,579
Apple, Inc.	21,540	9,534,250
Avid Technology, Inc. (I)	1,037	6,502
Cray, Inc. (I)	1,015	23,558
Dell, Inc.	39,906	571,853
Diebold, Inc.	1,365	41,387
Dot Hill Systems Corp. (I)	2,398	2,638
Electronics for Imaging, Inc. (I)	1,141	28,936

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Computers & Peripherals (continued)
EMC Corp. (I)	48,212	$1,151,785
Fusion-io, Inc. (I)(L)	2,174	35,588
Hewlett-Packard Company	45,268	1,079,189
Hutchinson Technology, Inc. (I)(L)	1,471	4,045
Immersion Corp. (I)	986	11,576
Intermec, Inc. (I)	746	7,333
Intevac, Inc. (I)	1,120	5,286
Lexmark International, Inc., Class A	1,611	42,530
NCR Corp. (I)	3,727	102,716
NetApp, Inc. (I)	8,365	285,748
Novatel Wireless, Inc. (I)	1,074	2,137
OCZ Technology Group, Inc. (I)	1,924	3,463
QLogic Corp. (I)	2,269	26,320
Quantum Corp. (I)	5,832	7,465
Rimage Corp.	348	3,139
SanDisk Corp. (I)	5,567	306,185
Silicon Graphics International Corp. (I)	836	11,495
STEC, Inc. (I)	971	4,292
Super Micro Computer, Inc. (I)	1,005	11,346
Synaptics, Inc. (I)	749	30,477
Western Digital Corp.	5,679	285,540

		13,687,358
Electronic Equipment, Instruments & Components - 0.6%
Aeroflex Holding Corp. (I)	2,123	16,687
Amphenol Corp., Class A	3,694	275,757
Anixter International, Inc. (L)	773	54,048
Arrow Electronics, Inc. (I)	2,459	99,885
Audience, Inc. (I)	394	6,009
Avnet, Inc. (I)	3,210	116,202
AVX Corp.	4,025	47,898
Badger Meter, Inc.	124	6,636
Benchmark Electronics, Inc. (I)	1,407	25,354
Checkpoint Systems, Inc. (I)	1,010	13,191
Cognex Corp.	1,002	42,234
Coherent, Inc.	547	31,037
Corning, Inc.	34,307	457,312
CTS Corp.	1,059	11,056
Daktronics, Inc.	1,274	13,377
Document Security Systems, Inc. (I)	1,772	4,022
Dolby Laboratories, Inc., Class A (L)	2,336	78,396
DTS, Inc. (I)(L)	507	8,431
Echelon Corp. (I)	1,218	2,972
Electro Rent Corp.	657	12,181
Electro Scientific Industries, Inc.	747	8,254
eMagin Corp. (L)	820	2,813
FARO Technologies, Inc. (I)	470	20,393
FEI Company	864	55,771
FLIR Systems, Inc.	3,439	89,448
GSI Group, Inc. (I)	463	3,949
Identive Group, Inc. (I)	1,823	2,698
Ingram Micro, Inc., Class A (I)	3,345	65,830
Insight Enterprises, Inc. (I)	950	19,589
InvenSense, Inc. (I)	1,889	20,175
IPG Photonics Corp. (L)	1,210	80,356
Itron, Inc. (I)(L)	903	41,899
Jabil Circuit, Inc.	4,707	86,985
KEMET Corp. (I)	880	5,500
Littelfuse, Inc.	423	28,701
Maxwell Technologies, Inc. (I)	724	3,902
Measurement Specialties, Inc. (I)	401	15,948
Mercury Computer Systems, Inc. (I)	689	5,078
Mesa Laboratories, Inc.	139	7,366
Methode Electronics, Inc.	1,111	14,310

376

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Molex, Inc. (L)	4,046	$118,467
MTS Systems Corp.	413	24,016
Multi-Fineline Electronix, Inc. (I)	505	7,792
National Instruments Corp.	2,850	93,338
Netlist, Inc. (I)	1,027	801
Newport Corp. (I)	1,112	18,815
OSI Systems, Inc. (I)	477	29,712
Park Electrochemical Corp.	597	15,128
PC Connection, Inc.	876	14,323
Plexus Corp. (I)	830	20,177
Power-One, Inc. (I)(L)	3,206	13,305
Pulse Electronics Corp. (I)	1,379	559
Radisys Corp. (I)	794	3,906
RealD, Inc. (I)(L)	1,198	15,574
RF Industries, Ltd.	926	6,334
Richardson Electronics, Ltd.	668	7,922
Rofin-Sinar Technologies, Inc. (I)(L)	720	19,505
Rogers Corp. (I)	398	18,953
Sanmina Corp. (I)	2,020	22,947
ScanSource, Inc. (I)	664	18,738
SYNNEX Corp. (I)(L)	897	33,189
Tech Data Corp. (I)	794	36,214
Trimble Navigation, Ltd. (I)	5,812	174,128
TTM Technologies, Inc. (I)	1,990	15,124
Universal Display Corp. (I)	1,115	32,770
Viasystems Group, Inc. (I)	571	7,446
Vishay Intertechnology, Inc. (I)(L)	3,125	42,531
Zygo Corp. (I)	412	6,102

		2,719,466
Internet Software & Services - 2.6%
Akamai Technologies, Inc. (I)	4,091	144,371
Angie’s List, Inc. (I)	1,342	26,518
AOL, Inc. (I)	1,895	72,939
Bankrate, Inc. (I)	2,362	28,202
Bazaarvoice, Inc. (I)	1,789	13,095
Blucora, Inc. (I)	929	14,381
Brightcove, Inc. (I)	656	4,074
BroadVision, Inc. (I)(L)	124	1,092
Carbonite, Inc. (I)	665	7,282
comScore, Inc. (I)	810	13,592
Constant Contact, Inc. (I)	664	8,619
Cornerstone OnDemand, Inc. (I)(L)	1,194	40,715
CoStar Group, Inc. (I)	653	71,477
Dealertrack Technologies, Inc. (I)	935	27,470
Demand Media, Inc. (I)	1,798	15,517
Demandware, Inc. (I)	665	16,858
Dice Holdings, Inc. (I)	839	8,499
Digital River, Inc. (I)	987	13,956
E2open, Inc. (I)	284	5,663
EarthLink, Inc.	2,349	12,732
eBay, Inc. (I)	29,606	1,605,237
Envestnet, Inc. (I)	867	15,181
Equinix, Inc. (I)(L)	1,116	241,402
ExactTarget, Inc. (I)	1,466	34,114
Facebook, Inc., Class A (I)	49,246	1,259,713
Google, Inc., Class A (I)	7,517	5,968,724
IAC/InterActiveCorp	2,038	91,058
Internap Network Services Corp. (I)	1,629	15,231
IntraLinks Holdings, Inc. (I)	1,107	7,041
j2 Global, Inc. (L)	1,231	48,268
Keynote Systems, Inc.	481	6,715
Limelight Networks, Inc. (I)	2,442	5,031

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
LinkedIn Corp., Class A (I)	2,448	$430,995
Liquidity Services, Inc. (I)(L)	719	21,433
LivePerson, Inc. (I)	1,346	18,279
LogMeIn, Inc. (I)(L)	526	10,110
MeetMe, Inc. (I)(L)	1,007	2,296
Millennial Media, Inc. (I)	1,784	11,328
Monster Worldwide, Inc. (I)(L)	2,708	13,730
Move, Inc. (I)	1,071	12,798
NIC, Inc.	1,581	30,292
OpenTable, Inc. (I)	483	30,419
Perficient, Inc. (I)	950	11,077
QuinStreet, Inc. (I)	930	5,552
Rackspace Hosting, Inc. (I)(L)	3,120	157,498
RealNetworks, Inc. (I)	977	7,533
Responsys, Inc. (I)	1,184	10,478
Saba Software, Inc. (I)	643	5,112
SciQuest, Inc. (I)	727	17,477
SPS Commerce, Inc. (I)	348	14,849
Stamps.com, Inc. (I)(L)	366	9,139
support.com, Inc. (I)	1,791	7,486
Synacor, Inc. (I)	720	2,153
TechTarget, Inc. (I)	764	3,736
The Active Network, Inc. (I)	1,361	5,703
Travelzoo, Inc. (I)	401	8,569
Trulia, Inc. (I)	453	14,215
United Online, Inc.	2,301	13,875
Unwired Planet, Inc. (I)	2,609	5,792
ValueClick, Inc. (I)	1,626	48,048
VeriSign, Inc. (I)(L)	3,607	170,539
Vocus, Inc. (I)	554	7,839
Web.com Group, Inc. (I)(L)	1,132	19,335
WebMD Health Corp. (I)	1,081	26,290
XO Group, Inc. (I)	935	9,350
Yahoo!, Inc. (I)	27,280	641,898
Yelp, Inc. (I)	1,442	34,190

		11,684,180
IT Services - 3.3%
Acxiom Corp. (I)	1,763	35,965
Alliance Data Systems Corp. (I)	1,137	184,069
Automatic Data Processing, Inc.	11,116	722,762
Booz Allen Hamilton Holding Corp. (L)	3,410	45,830
Broadridge Financial Solutions, Inc.	2,909	72,260
CACI International, Inc., Class A (I)	449	25,984
Cardtronics, Inc. (I)	1,085	29,794
CIBER, Inc. (I)	2,045	9,612
Cognizant Technology
Solutions Corp., Class A (I)	6,856	525,238
Computer Sciences Corp.	3,554	174,963
Computer Task Group, Inc.	577	12,342
Convergys Corp.	2,657	45,249
CoreLogic, Inc. (I)	2,489	64,366
CSG Systems International, Inc. (I)	322	6,823
DST Systems, Inc.	1,033	73,622
EPAM Systems, Inc. (I)	1,017	23,625
Euronet Worldwide, Inc. (I)	1,276	33,610
ExlService Holdings, Inc. (I)	766	25,186
Fidelity National Information Services, Inc.	6,798	269,337
Fiserv, Inc. (I)	3,080	270,516
FleetCor Technologies, Inc. (I)	1,923	147,436
Forrester Research, Inc.	566	17,914
Gartner, Inc. (I)	2,204	119,920
Genpact, Ltd.	5,235	95,225
Global Cash Access Holdings, Inc. (I)	1,490	10,505

377

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services (continued)
Global Payments, Inc.	1,823	$90,530
Heartland Payment Systems, Inc. (L)	960	31,651
Higher One Holdings, Inc. (I)(L)	1,420	12,624
IBM Corp.	26,257	5,600,618
iGATE Corp. (I)	1,475	27,745
Innodata, Inc. (I)	808	2,788
Jack Henry & Associates, Inc.	2,031	93,853
Lender Processing Services, Inc.	1,902	48,425
Lionbridge Technologies, Inc. (I)	1,904	7,368
ManTech International Corp., Class A (L)	903	24,264
Mastercard, Inc., Class A	2,867	1,551,420
Mattersight Corp. (I)	1,020	4,376
MAXIMUS, Inc.	830	66,375
ModusLink Global Solutions, Inc. (I)	860	2,838
MoneyGram International, Inc. (I)	1,413	25,575
NCI, Inc., Class A (I)	381	1,844
NeuStar, Inc., Class A (I)	1,458	67,841
Paychex, Inc. (L)	8,320	291,782
PRGX Global, Inc. (I)	959	6,665
SAIC, Inc. (L)	7,953	107,763
Sapient Corp. (I)	3,338	40,690
ServiceSource International, Inc. (I)(L)	1,729	12,224
Sykes Enterprises, Inc. (I)	1,006	16,056
Syntel, Inc.	1,000	67,520
TeleTech Holdings, Inc. (I)	1,387	29,418
Teradata Corp. (I)	3,873	226,609
The Hackett Group, Inc.	773	3,533
The Western Union Company	13,863	208,500
Total Systems Services, Inc.	4,411	109,305
Unisys Corp. (I)(L)	1,059	24,092
Vantiv, Inc., Class A (I)	5,013	119,009
VeriFone Systems, Inc. (I)	2,454	50,749
Virtusa Corp. (I)	77	1,830
Visa, Inc., Class A	18,637	3,165,308
WEX, Inc. (I)	916	71,906

		15,255,247
Office Electronics - 0.1%
Xerox Corp.	30,122	259,049
Zebra Technologies Corp., Class A (I)	1,187	55,943

		314,992
Semiconductors & Semiconductor Equipment - 1.9%
Advanced Energy Industries, Inc. (I)	919	16,818
Advanced Micro Devices, Inc. (I)(L)	16,345	41,680
Alpha & Omega Semiconductor, Ltd. (I)	721	6,402
Altera Corp.	7,345	260,527
Ambarella, Inc. (I)	400	6,264
Amkor Technology, Inc. (I)(L)	2,347	9,388
Amtech Systems, Inc. (I)(L)	344	1,242
ANADIGICS, Inc. (I)	28	56
Analog Devices, Inc.	6,838	317,899
Applied Materials, Inc.	28,468	383,749
Applied Micro Circuits Corp. (I)	1,860	13,801
Atmel Corp. (I)	9,935	69,148
ATMI, Inc. (I)	885	19,851
AXT, Inc. (I)	645	1,896
Broadcom Corp., Class A	12,825	444,643
Brooks Automation, Inc. (L)	1,693	17,235
Cabot Microelectronics Corp. (I)	624	21,684
Cavium, Inc. (I)(L)	1,157	44,903
Ceva, Inc. (I)	574	8,954
Cirrus Logic, Inc. (I)(L)	1,542	35,081
Cohu, Inc.	836	7,825

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Cree, Inc. (I)	2,628	$143,778
CSR PLC, ADR	207	6,036
CVD Equipment Corp. (I)	259	2,637
Cymer, Inc. (I)	733	70,441
Cypress Semiconductor Corp. (I)(L)	3,294	36,333
Diodes, Inc. (I)	1,139	23,896
Entegris, Inc. (I)	3,313	32,666
Entropic Communications, Inc. (I)(L)	2,234	9,092
Exar Corp. (I)	1,365	14,333
Fairchild Semiconductor International, Inc. (I)	3,070	43,410
First Solar, Inc. (I)(L)	2,032	54,783
FormFactor, Inc. (I)	1,372	6,448
Freescale Semiconductor, Ltd. (I)	5,902	87,881
GSI Technology, Inc. (I)	900	5,931
GT Advanced Technologies, Inc. (I)(L)	3,033	9,979
Hittite Microwave Corp. (I)	762	46,147
Inphi Corp. (I)	755	7,890
Integrated Device Technology, Inc. (I)	3,718	27,773
Integrated Silicon Solution, Inc. (I)	890	8,161
Intel Corp.	114,941	2,511,461
Intermolecular, Inc. (I)	1,145	11,679
International Rectifier Corp. (I)(L)	1,650	34,898
Intersil Corp., Class A	3,066	26,705
IXYS Corp.	839	8,046
KLA-Tencor Corp.	3,819	201,414
Kopin Corp. (I)	2,337	8,647
Kulicke & Soffa Industries, Inc. (I)	1,781	20,588
Lam Research Corp. (I)	4,193	173,842
Lattice Semiconductor Corp. (I)	2,974	16,208
Linear Technology Corp.	5,232	200,752
LSI Corp. (I)	12,675	85,937
LTX-Credence Corp. (I)	1,415	8,547
M/A-COM Technology
Solutions Holdings, Inc. (I)	1,159	18,625
Marvell Technology Group, Ltd.	12,628	133,604
Mattson Technology, Inc. (I)	1,856	2,561
Maxim Integrated Products, Inc.	6,649	217,090
MEMC Electronic Materials, Inc. (I)	5,631	24,776
MEMSIC, Inc. (I)	1,258	3,422
Micrel, Inc. (L)	1,723	18,109
Microchip Technology, Inc. (L)	4,397	161,634
Micron Technology, Inc. (I)	23,428	233,811
Microsemi Corp. (I)	2,079	48,170
MKS Instruments, Inc.	1,286	34,979
Monolithic Power Systems, Inc. (L)	895	21,811
Nanometrics, Inc. (I)(L)	623	8,990
NVE Corp. (I)	141	7,955
NVIDIA Corp.	14,091	180,647
OmniVision Technologies, Inc. (I)	1,411	19,444
ON Semiconductor Corp. (I)	10,601	87,776
PDF Solutions, Inc. (I)	99	1,586
Photronics, Inc. (I)	1,479	9,880
PMC-Sierra, Inc. (I)	5,216	35,417
Power Integrations, Inc.	714	30,995
QuickLogic Corp. (I)	1,411	3,471
Rambus, Inc. (I)	2,670	14,979
RF Micro Devices, Inc. (I)	6,722	35,761
Rudolph Technologies, Inc. (I)	944	11,120
Semtech Corp. (I)	1,537	54,394
Silicon Image, Inc. (I)	2,196	10,673
Silicon Laboratories, Inc. (I)	1,002	41,443
Skyworks Solutions, Inc. (I)	4,403	96,998
Spansion, Inc., Class A (I)	802	10,322

378

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
STR Holdings, Inc. (I)	1,220	$2,647
SunPower Corp. (I)	2,577	29,739
Supertex, Inc.	355	7,885
Teradyne, Inc. (I)(L)	4,244	68,838
Tessera Technologies, Inc.	1,159	21,731
Texas Instruments, Inc.	26,115	926,560
Transwitch Corp. (I)	1,304	632
TriQuint Semiconductor, Inc. (I)	4,009	20,245
Ultra Clean Holdings (I)	699	4,544
Ultratech, Inc. (I)	647	25,576
Veeco Instruments, Inc. (I)	883	33,845
Volterra Semiconductor Corp. (I)	764	10,849
Xilinx, Inc.	5,983	228,371

		8,637,290
Software - 3.7%
Accelrys, Inc. (I)	1,250	12,200
ACI Worldwide, Inc. (I)	888	43,388
Activision Blizzard, Inc.	25,671	374,026
Actuate Corp. (I)	1,416	8,496
Adobe Systems, Inc. (I)	11,328	492,881
Advent Software, Inc. (I)	1,170	32,725
American Software, Inc., Class A	945	7,862
ANSYS, Inc. (I)	2,125	173,018
Aspen Technology, Inc. (I)	2,077	67,066
Autodesk, Inc. (I)	5,240	216,098
Blackbaud, Inc.	1,039	30,786
BMC Software, Inc. (I)	3,674	170,216
Bottomline Technologies, Inc. (I)(L)	911	25,973
BroadSoft, Inc. (I)	685	18,132
CA, Inc.	10,821	272,365
Cadence Design Systems, Inc. (I)	6,228	86,756
Callidus Software, Inc. (I)	1,532	7,001
Citrix Systems, Inc. (I)	4,311	311,082
CommVault Systems, Inc. (I)	1,019	83,538
Compuware Corp. (I)	4,762	59,525
Comverse, Inc. (I)	298	8,356
Concur Technologies, Inc. (I)(L)	1,264	86,786
Ebix, Inc. (L)	840	13,625
Electronic Arts, Inc. (I)	7,374	130,520
Ellie Mae, Inc. (I)	692	16,643
Envivio, Inc. (I)	819	1,392
ePlus, Inc.	259	11,968
FactSet Research Systems, Inc. (L)	1,007	93,248
Fair Isaac Corp.	672	30,704
FalconStor Software, Inc. (I)	1,749	4,687
FleetMatics Group PLC (I)	495	12,004
Fortinet, Inc. (I)	3,635	86,077
Glu Mobile Inc. (I)(L)	2,758	8,219
Guidance Software, Inc. (I)	867	9,407
Guidewire Software, Inc. (I)	1,164	44,744
Imperva, Inc. (I)	541	20,829
Infoblox, Inc. (I)	1,067	23,154
Informatica Corp. (I)	2,520	86,864
Interactive Intelligence Group (I)	490	21,732
Intuit, Inc.	6,772	444,582
Jive Software, Inc. (I)	1,431	21,751
Majesco Entertainment Company (I)	1,485	809
Manhattan Associates, Inc. (I)	459	34,099
Mentor Graphics Corp.	2,655	47,923
MICROS Systems, Inc. (I)	1,828	83,192
Microsoft Corp.	192,674	5,512,403
MicroStrategy, Inc., Class A (I)	263	26,584
Mitek Systems, Inc. (I)	507	2,373

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Monotype Imaging Holdings, Inc.	1,027	$24,391
Netscout Systems, Inc. (I)	949	23,317
NetSuite, Inc. (I)(L)	1,670	133,700
Nuance Communications, Inc. (I)(L)	7,103	143,339
Oracle Corp.	112,208	3,628,807
Pegasystems, Inc.	900	25,272
Pervasive Software, Inc. (I)	868	7,960
Progress Software Corp. (I)	1,513	34,466
Proofpoint, Inc. (I)	762	12,847
PROS Holdings, Inc. (I)	740	20,106
PTC, Inc. (I)	2,660	67,803
QLIK Technologies, Inc. (I)	1,979	51,118
Qualys, Inc. (I)	295	3,640
RealPage, Inc. (I)(L)	1,749	36,222
Red Hat, Inc. (I)	4,460	225,498
Rosetta Stone, Inc. (I)	599	9,213
Rovi Corp. (I)	2,561	54,831
Salesforce.com, Inc. (I)	3,203	572,792
ServiceNow, Inc. (I)	2,763	100,021
Smith Micro Software, Inc. (I)	1,763	2,327
SolarWinds, Inc. (I)	1,698	100,352
Solera Holdings, Inc.	1,593	92,920
Sourcefire, Inc. (I)(L)	704	41,698
Splunk, Inc. (I)	2,196	87,906
SS&C Technologies Holdings, Inc. (I)	1,907	57,172
Symantec Corp. (I)	16,193	399,643
Synchronoss Technologies, Inc. (I)(L)	882	27,368
Synopsys, Inc. (I)	3,437	123,320
Take-Two Interactive Software, Inc. (I)	2,282	36,854
Tangoe, Inc. (I)(L)	807	9,999
TeleCommunication
Systems, Inc., Class A (I)(L)	1,207	2,692
Telenav, Inc. (I)	1,380	8,901
THQ, Inc. (I)	234	10
TIBCO Software, Inc. (I)	3,715	75,117
TiVo, Inc. (I)	2,924	36,228
Tyler Technologies, Inc. (I)	705	43,188
Ultimate Software Group, Inc. (I)	638	66,454
VASCO Data Security International, Inc. (I)	1,062	8,963
Verint Systems, Inc. (I)	1,439	52,595
VirnetX Holding Corp. (I)(L)	1,232	23,617
VMware, Inc., Class A (I)	9,817	774,365
Wave Systems Corp. Class A (I)(L)	1,941	1,326
Websense, Inc. (I)	808	12,120
Workday, Inc., Class A (I)	3,658	225,443
Zynga, Inc., Class A (I)(L)	17,723	59,549

		16,923,279

		76,483,511
Materials - 3.6%
Chemicals - 2.2%
A. Schulman, Inc.	713	22,502
Air Products & Chemicals, Inc.	4,872	424,449
Airgas, Inc.	1,763	174,819
Albemarle Corp.	2,025	126,603
American Vanguard Corp.	743	22,691
Arabian American Development Company (I)	686	5,783
Ashland, Inc.	1,798	133,591
Axiall Corp.	847	52,650
Balchem Corp. (L)	725	31,857
Cabot Corp.	1,475	50,445
Calgon Carbon Corp. (I)(L)	1,429	25,865
Celanese Corp., Series A	3,663	161,355

379

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
CF Industries Holdings, Inc.	1,437	$273,562
Chase Corp.	349	6,743
Chemtura Corp. (I)	2,384	51,518
Cytec Industries, Inc.	1,067	79,043
E.I. du Pont de Nemours & Company	21,376	1,050,844
Eastman Chemical Company	3,494	244,126
Ecolab, Inc.	6,717	538,569
Ferro Corp. (I)	2,227	15,032
Flotek Industries, Inc. (I)	1,385	22,645
FMC Corp.	3,127	178,333
FutureFuel Corp.	336	4,082
GSE Holding, Inc. (I)	557	4,601
H.B. Fuller Company	1,198	46,818
Hawkins, Inc.	312	12,464
Huntsman Corp.	5,713	106,205
Innophos Holdings, Inc.	533	29,080
Innospec, Inc.	285	12,620
International Flavors & Fragrances, Inc.	1,871	143,450
Intrepid Potash, Inc. (L)	1,827	34,275
KMG Chemicals, Inc.	436	8,476
Koppers Holdings, Inc.	560	24,629
Kraton Performance Polymers, Inc. (I)	778	18,205
Kronos Worldwide, Inc. (L)	2,710	42,412
Landec Corp. (I)	774	11,200
LSB Industries, Inc. (I)	541	18,816
Minerals Technologies, Inc.	820	34,038
Monsanto Company	12,241	1,293,017
NewMarket Corp. (L)	309	80,451
Olin Corp.	1,916	48,322
OM Group, Inc. (I)	761	17,868
OMNOVA Solutions, Inc. (I)	1,304	10,002
Penford Corp. (I)	473	5,189
Petrologistics LP	3,262	44,950
PolyOne Corp.	2,353	57,438
PPG Industries, Inc.	3,498	468,522
Praxair, Inc.	6,844	763,380
Quaker Chemical Corp.	343	20,244
Rentech Nitrogen Partners LP	799	28,668
Rentech, Inc.	5,518	12,967
Rockwood Holdings, Inc.	1,807	118,250
RPM International, Inc.	2,937	92,750
Senomyx, Inc. (I)	1,262	2,663
Sensient Technologies Corp.	1,240	48,472
Sigma-Aldrich Corp. (L)	2,757	214,164
Stepan Company	506	31,929
Terra Nitrogen Company LP	405	89,100
The Dow Chemical Company	27,527	876,460
The Mosaic Company	9,779	582,926
The Scotts Miracle-Gro Company, Class A (L)	1,434	62,006
The Sherwin-Williams Company	2,351	397,060
Tredegar Corp.	888	26,143
Valhi, Inc. (L)	7,686	123,360
Valspar Corp.	2,052	127,737
W.R. Grace & Company (I)	1,746	135,332
Westlake Chemical Corp.	1,509	141,092
Zep, Inc.	592	8,886
Zoltek Companies, Inc. (I)	804	9,608

		10,183,352
Construction Materials - 0.1%
Eagle Materials, Inc.	1,009	67,230
Headwaters, Inc. (I)	468	5,101
Martin Marietta Materials, Inc. (L)	1,072	109,365
Texas Industries, Inc. (I)(L)	700	44,177

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction Materials (continued)
United States Lime & Minerals, Inc. (I)	212	$11,276
Vulcan Materials Company	2,975	153,808

		390,957
Containers & Packaging - 0.3%
AEP Industries, Inc. (I)	171	12,280
Aptargroup, Inc.	1,477	84,706
Ball Corp.	3,602	171,383
Bemis Company, Inc.	2,260	91,214
Berry Plastics Group, Inc. (I)	2,475	47,149
Boise, Inc.	2,614	22,637
Crown Holdings, Inc. (I)	3,402	141,557
Graphic Packaging Holding Company (I)	9,089	68,077
Greif, Inc., Class A	1,126	60,376
MeadWestvaco Corp.	3,992	144,910
Myers Industries, Inc.	984	13,737
Owens-Illinois, Inc. (I)	3,776	100,630
Packaging Corp. of America	2,261	101,451
Rock-Tenn Company, Class A	1,614	149,763
Sealed Air Corp.	4,582	110,472
Silgan Holdings, Inc.	1,656	78,246
Sonoco Products Company	2,324	81,317
UFP Technologies, Inc. (I)	312	6,143

		1,486,048
Metals & Mining - 0.8%
A. M. Castle & Company (I)(L)	676	11,830
AK Steel Holding Corp. (L)	2,774	9,182
Alcoa, Inc. (L)	24,576	209,388
Allegheny Technologies, Inc.	2,513	79,687
Allied Nevada Gold Corp. (I)(L)	1,954	32,163
AMCOL International Corp.	808	24,394
Carpenter Technology Corp.	1,236	60,922
Century Aluminum Company (I)	2,202	17,043
Cliffs Natural Resources, Inc. (L)	3,251	61,802
Coeur d’Alene Mines Corp. (I)	2,046	38,588
Commercial Metals Company	2,611	41,384
Compass Minerals International, Inc.	779	61,463
Freeport-McMoRan Copper & Gold, Inc.	21,827	722,474
General Moly, Inc. (I)	2,672	5,905
Globe Specialty Metals, Inc.	1,837	25,571
Golden Minerals Company (I)	848	2,018
Handy & Harman, Ltd. (I)	391	6,017
Haynes International, Inc.	336	18,581
Hecla Mining Company (L)	7,052	27,855
Hi-crush Partners LP	268	4,998
Horsehead Holding Corp. (I)	1,401	15,243
Kaiser Aluminum Corp.	483	31,226
Materion Corp.	519	14,792
McEwen Mining, Inc. (I)	4,252	12,161
Metals USA Holdings Corp.	1,000	20,650
Midway Gold Corp. (I)	3,078	3,755
Molycorp, Inc. (I)(L)	3,166	16,463
Newmont Mining Corp.	11,218	469,922
Noranda Aluminum Holding Corp.	1,665	7,476
Nucor Corp.	7,375	340,356
Olympic Steel, Inc. (L)	370	8,843
Paramount Gold and Silver Corp. (I)	4,437	9,895
Prospect Global Resources, Inc. (I)	2,668	787
Reliance Steel & Aluminum Company	1,720	122,412
Royal Gold, Inc.	1,287	91,416
RTI International Metals, Inc. (I)(L)	666	21,106
Schnitzer Steel Industries, Inc., Class A (L)	687	18,315
Solitario Exploration & Royalty Corp. (I)	2,030	3,248

380

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
Southern Copper Corp. (L)	19,523	$733,479
Steel Dynamics, Inc.	5,061	80,318
Stillwater Mining Company (I)(L)	2,775	35,881
SunCoke Energy, Inc. (I)	1,802	29,427
United States Steel Corp. (L)	3,359	65,501
Universal Stainless & Alloy (I)	230	8,361
US Antimony Corp. (I)	2,052	3,550
Vista Gold Corp. (I)	3,085	6,664
Walter Energy, Inc. (L)	1,471	41,924
Worthington Industries, Inc.	1,600	49,568

		3,724,004
Paper & Forest Products - 0.2%
Buckeye Technologies, Inc.	956	28,632
Clearwater Paper Corp. (I)	576	30,349
Deltic Timber Corp.	331	22,746
Domtar Corp. (L)	787	61,087
International Paper Company	10,037	467,523
KapStone Paper and Packaging Corp.	1,194	33,193
Louisiana-Pacific Corp. (I)	3,252	70,243
Neenah Paper, Inc.	450	13,842
P.H. Glatfelter Company	956	22,351
Pope Resources LP	211	12,871
Schweitzer-Mauduit International, Inc.	522	20,217
Verso Paper Corp. (I)	1,827	2,412
Wausau Paper Corp.	1,441	15,534

		801,000

		16,585,361
Telecommunication Services - 2.5%
Diversified Telecommunication Services - 2.2%
8x8, Inc. (I)(L)	1,817	12,446
Alaska Communications Systems Group, Inc.	1,419	2,356
American Tower Corp.	9,075	698,049
AT&T, Inc.	132,555	4,863,443
Atlantic Tele-Network, Inc.	401	19,453
Cbeyond, Inc. (I)	824	6,122
CenturyLink, Inc. (L)	14,419	506,539
Cincinnati Bell, Inc. (I)(L)	3,856	12,571
Cogent Communications Group, Inc.	1,163	30,703
Consolidated Communications Holdings, Inc.	225	3,949
Fairpoint Communications, Inc. (I)	525	3,922
Frontier Communications Corp. (L)	22,724	90,442
General Communication, Inc., Class A (I)	950	8,712
Globalstar, Inc. (I)	6,027	1,899
Hawaiian Telcom Holdco, Inc. (I)	472	10,889
IDT Corp., Class B	840	10,130
inContact, Inc. (I)	1,358	10,986
Level 3 Communications, Inc. (I)(L)	4,971	100,862
Lumos Networks Corp.	555	7,481
Multiband Corp. (I)	1,058	2,592
Neutral Tandem, Inc.	876	2,865
Premiere Global Services, Inc. (I)	1,491	16,386
Towerstream Corp. (I)	2,254	5,026
tw telecom, Inc. (I)	3,587	90,357
Verizon Communications, Inc.	65,434	3,216,081
Vonage Holdings Corp. (I)	4,929	14,245
Windstream Corp. (L)	13,707	108,971

		9,857,477
Wireless Telecommunication Services - 0.3%
Boingo Wireless, Inc. (I)	1,153	6,365
Clearwire Corp., Class A (I)	33,315	107,941
Crown Castle International Corp. (I)	6,758	470,627

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Wireless Telecommunication Services (continued)
Leap Wireless International, Inc. (I)	2,036	$11,992
MetroPCS Communications, Inc. (I)	8,442	92,018
NII Holdings, Inc. (I)(L)	4,011	17,368
NTELOS Holdings Corp.	555	7,110
SBA Communications Corp., Class A (I)	2,821	203,168
Shenandoah Telecommunications Company	652	9,930
Sprint Nextel Corp. (I)	69,006	428,527
Telephone & Data Systems, Inc.	2,523	53,160
United States Cellular Corp. (I)(L)	1,846	66,456
USA Mobility, Inc.	574	7,617

		1,482,279

		11,339,756
Utilities - 3.2%
Electric Utilities - 1.7%
ALLETE, Inc.	943	46,226
American Electric Power Company, Inc.	11,145	541,981
Cleco Corp.	1,164	54,743
Duke Energy Corp.	16,176	1,174,216
Edison International	7,501	377,450
El Paso Electric Company	958	32,237
Entergy Corp.	4,107	259,727
Exelon Corp.	19,713	679,704
FirstEnergy Corp.	9,653	407,357
Great Plains Energy, Inc.	3,409	79,055
Hawaiian Electric Industries, Inc.	2,229	61,766
IDACORP, Inc.	1,180	56,959
ITC Holdings Corp. (L)	1,187	105,952
MGE Energy, Inc.	631	34,983
NextEra Energy, Inc.	9,687	752,486
Northeast Utilities	7,207	313,216
NV Energy, Inc.	5,479	109,744
OGE Energy Corp.	2,237	156,545
Otter Tail Corp.	990	30,829
Pepco Holdings, Inc.	5,268	112,735
Pinnacle West Capital Corp.	2,462	142,525
PNM Resources, Inc.	1,941	45,206
Portland General Electric Company	1,756	53,259
PPL Corp.	13,396	419,429
The Empire District Electric Company	1,053	23,587
The Southern Company	20,093	942,764
UIL Holdings Corp. (L)	1,235	48,894
Unitil Corp.	398	11,196
UNS Energy Corp.	935	45,759
Westar Energy, Inc.	2,725	90,416
Xcel Energy, Inc.	11,223	333,323

		7,544,269
Gas Utilities - 0.3%
AGL Resources, Inc.	2,701	113,307
AmeriGas Partners LP	2,169	97,453
Atmos Energy Corp.	2,004	85,551
Chesapeake Utilities Corp.	328	16,088
Delta Natural Gas Company, Inc.	332	7,258
Ferrellgas Partners LP	1,968	36,467
Gas Natural, Inc.	653	6,661
National Fuel Gas Company	1,895	116,258
New Jersey Resources Corp.	982	44,043
Northwest Natural Gas Company	595	26,073
ONEOK, Inc.	4,758	226,814
Piedmont Natural Gas Company, Inc. (L)	1,472	48,399
Questar Corp.	3,939	95,836
South Jersey Industries, Inc.	691	38,413

381

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Gas Utilities (continued)
Southwest Gas Corp.	1,053	$49,975
Star Gas Partners LP	2,049	9,302
Suburban Propane Partners LP	1,258	55,981
The Laclede Group, Inc. (L)	597	25,492
UGI Corp.	2,554	98,048
WGL Holdings, Inc.	1,053	46,437

		1,243,856
Independent Power Producers & Energy Traders - 0.1%
AES Corp.	17,200	216,204
Atlantic Power Corp.	2,517	12,409
Calpine Corp. (I)	10,731	221,059
Genie Energy, Ltd., B Shares	983	9,103
NRG Energy, Inc.	7,445	197,218
Ormat Technologies, Inc.	1,034	21,352
Synthesis Energy Systems, Inc. (I)	2,507	2,607

		679,952
Multi-Utilities - 1.0%
Alliant Energy Corp.	2,491	124,998
Ameren Corp.	5,564	194,851
Avista Corp.	1,341	36,743
Black Hills Corp.	1,048	46,154
CenterPoint Energy, Inc.	9,791	234,592
CH Energy Group, Inc.	415	27,137
CMS Energy Corp.	6,023	168,283
Consolidated Edison, Inc. (L)	6,764	412,807
Dominion Resources, Inc.	13,204	768,209
DTE Energy Company	3,938	269,123
Integrys Energy Group, Inc.	1,745	101,489
MDU Resources Group, Inc.	4,295	107,332
NiSource, Inc.	6,468	189,771
NorthWestern Corp.	845	33,682
PG&E Corp.	9,823	437,418
Public Service Enterprise Group, Inc.	11,669	400,713
SCANA Corp.	2,988	152,866
Sempra Energy	5,574	445,586
TECO Energy, Inc. (L)	4,853	86,480
Vectren Corp.	1,933	68,467
Wisconsin Energy Corp.	5,261	225,644

		4,532,345
Water Utilities - 0.1%
American Water Works Company, Inc.	4,074	168,827
Aqua America, Inc. (L)	3,195	100,451
California Water Service Group	1,110	22,089
Connecticut Water Service, Inc.	386	11,283
Middlesex Water Company	573	11,185
SJW Corp.	519	13,754
York Water Company	592	11,130

		338,719

		14,339,141

TOTAL COMMON STOCKS (Cost $308,369,282)		$437,361,640

CORPORATE BONDS - 0.0%
Financials - 0.0%
GAMCO Investors, Inc. Zero
Coupon 12/31/2015 (Z)	$2,800	$2,522

TOTAL CORPORATE BONDS (Cost $2,200)		$2,522

RIGHTS - 0.0%
Celgene Corp. (Expiration Date: 12/31/2030;
strike price: $0.01) (i)	1,041	7,360

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

RIGHTS (continued)
Fresenius Kabi Pharmaceuticals Holding, Inc.
(Expiration Date: 06/11/2030; Strike
Price: $0.02) (I)	4,291	$0
Sanofi (Expiration Date: 12/31/2020; Strike
Price: EUR 2.00) (I)	6,678	11,887
Wright Medical Group, Inc. (Expiration
Date: 01/02/2024) (I)(N)	557	1,393

TOTAL RIGHTS (Cost $26,921)		$20,640

WARRANTS - 0.0%
Dynegy, Inc. (Expiration Date: 10/02/2017;
Strike Price: $40.00) (I)(L)	456	588
Magnum Hunter Resources (Expiration Date:
10/14/2013; Strike Price: $10.50) (I)(L)	273	35

TOTAL WARRANTS (Cost $54,461)		$623

SECURITIES LENDING COLLATERAL - 5.0%
John Hancock Collateral
Investment Trust, 0.2481% (W)(Y)	2,302,992	23,049,961

TOTAL SECURITIES LENDING
COLLATERAL (Cost $23,048,422)		$23,049,961

SHORT-TERM INVESTMENTS - 3.9%
Repurchase Agreement - 3.9%
Repurchase Agreement with State Street Corp.
dated 03/28/2013 at 0.010% to be
repurchased at $17,845,020 on 04/01/2013,
collateralized by $5,000 U.S. Treasury
Bonds, 2.750% due 08/15/2042 (valued at
$4,675, including interest) and $16,910,000
U.S. Treasury Notes, 0.875% - 2.750% due
01/31/2018 - 02/28/2018 (valued at
$18,202,238, including interest)	$17,845,000	$17,845,000

TOTAL SHORT-TERM INVESTMENTS (Cost $17,845,000)		$17,845,000

Total Investments (Total Stock Market Index Trust)
(Cost $349,346,286) - 104.9%		$478,280,386
Other assets and liabilities, net - (4.9%)		(22,503,351)

TOTAL NET ASSETS - 100.0%		$455,777,035

Ultra Short Term Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 44.3%
U.S. Government Agency - 44.3%
Federal Farm Credit Banks
0.480%, 08/27/2015	$1,000,000	$1,000,588
0.910%, 05/23/2016	4,750,000	4,753,995
Federal Home Loan Mortgage Corp.
0.375%, 02/13/2015	3,500,000	3,500,924
0.400%, 02/20/2015	2,000,000	2,000,540
2.065%, 12/01/2036 (P)	198,645	209,782
2.247%, 12/01/2035 (P)	329,737	346,230
2.259%, 12/01/2035 (P)	742,668	785,806
2.283%, 11/01/2036 (P)	666,150	705,749
2.356%, 05/01/2034 (P)	842,615	898,213
2.406%, 08/01/2035 (P)	723,348	773,732
2.447%, 06/01/2036 (P)	377,226	399,478

382

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
2.621%, 06/01/2035 (P)	$710,770	$764,031
2.629%, 05/01/2037 (P)	689,552	735,105
2.693%, 02/01/2036 (P)	629,047	672,731
Federal National Mortgage Association
0.500%, 10/30/2014	3,000,000	3,000,759
0.600%, 05/29/2015	3,000,000	3,001,707
0.700%, 05/15/2015	2,800,000	2,801,378
0.750%, 11/24/2015 to 02/01/2016	9,500,000	9,511,780
0.950%, 05/17/2016	2,750,000	2,752,398
1.000%, 01/19/2016	4,000,000	4,001,844
2.054%, 02/01/2035 (P)	863,093	909,603
2.123%, 10/01/2035 (P)	1,014,613	1,070,594
2.324%, 01/01/2036 (P)	973,112	1,020,145
2.327%, 05/01/2036 (P)	2,124,950	2,239,022
2.380%, 01/01/2036 (P)	900,930	958,112
2.388%, 07/01/2035 (P)	696,191	740,233
2.389%, 02/01/2035 (P)	1,718,281	1,811,682
2.466%, 05/01/2034 (P)	588,224	629,857
2.544%, 10/01/2038 (P)	811,661	854,311
2.608%, 07/01/2035 (P)	1,219,819	1,297,951
6.500%, 10/01/2037	136,592	152,234
Government National Mortgage Association
1.750%, 08/20/2032 to 08/20/2035 (P)	1,433,259	1,502,086

		55,802,600

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $55,701,262)		$55,802,600

CORPORATE BONDS - 38.7%
Consumer Discretionary - 5.1%
American Honda Finance Corp.
4.625%, 04/02/2013 (S)	1,000,000	1,000,000
Best Buy Company, Inc. 7.250%, 07/15/2013	1,000,000	1,015,000
Daimler Finance North America LLC
1.650%, 04/10/2015 (S)	1,000,000	1,011,835
Hewlett-Packard Company
1.250%, 09/13/2013	1,000,000	1,001,964
TCI Communications, Inc.
8.750%, 08/01/2015	1,000,000	1,181,019
Toyota Motor Credit Corp.
1.375%, 08/12/2013	250,000	251,041
Xerox Corp. 1.680%, 09/13/2013 (P)	1,000,000	1,003,858

		6,464,717
Consumer Staples - 2.6%
Altria Group, Inc. 8.500%, 11/10/2013	1,000,000	1,047,729
Cadbury Schweppes US Finance LLC
5.125%, 10/01/2013 (S)	150,000	152,964
Philip Morris International, Inc.
4.875%, 05/16/2013	1,000,000	1,005,559
Safeway, Inc. 6.250%, 03/15/2014	1,000,000	1,048,863

		3,255,115
Energy - 4.3%
Duke Energy Corp. 3.950%, 09/15/2014	1,000,000	1,046,119
Eaton Corp. 4.900%, 05/15/2013	1,000,000	1,005,244
Energy Transfer Partners LP
8.500%, 04/15/2014	1,000,000	1,076,404
Enterprise Products Operating LLC
1.250%, 08/13/2015	1,000,000	1,007,313

Ultra Short Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Public Service Electric & Gas Company
5.375%, 09/01/2013	$1,290,000	$1,315,631

		5,450,711
Financials - 15.0%
American Express Credit Account
Master Trust 0.253%, 09/15/2016 (P)	2,935,000	2,935,179
American Express Credit Corp.
1.750%, 06/12/2015	1,000,000	1,021,781
American International Group, Inc.
4.250%, 05/15/2013	1,000,000	1,004,302
Americredit Automobile
Receivables Trust 2011-2
1.610%, 10/08/2015	852,754	855,774
Bank of America Corp.
1.722%, 01/30/2014 (P)	500,000	504,365
Bank of Tokyo-Mitsubishi UFJ, Ltd.
1.600%, 09/11/2013 (S)	1,000,000	1,004,248
Burlington Northern Santa Fe LLC
4.300%, 07/01/2013	1,000,000	1,009,446
Capital One Financial Corp.
7.375%, 05/23/2014	1,000,000	1,073,472
Citigroup, Inc. 1.755%, 01/13/2014 (P)	1,000,000	1,009,111
Credit Suisse New York 5.500%, 05/01/2014	1,000,000	1,052,044
Ford Motor Credit Company LLC
5.625%, 09/15/2015	1,000,000	1,088,848
ING Bank NV 2.000%, 10/18/2013 (S)	700,000	704,918
JPMorgan Chase & Company
3.400%, 06/24/2015	1,000,000	1,052,760
Morgan Stanley 4.200%, 11/20/2014	750,000	785,019
Pnc Funding Corp. 5.400%, 06/10/2014	400,000	422,281
Regions Financial Corp. 4.875%, 04/26/2013	500,000	500,750
The Goldman Sachs Group, Inc.
6.000%, 05/01/2014	1,000,000	1,054,058
UBS AG 2.250%, 08/12/2013	300,000	301,419
Wachovia Corp. 5.500%, 05/01/2013	1,500,000	1,506,336

		18,886,111
Health Care - 1.7%
Express Scripts Holding Company
2.100%, 02/12/2015	1,000,000	1,021,576
WellPoint, Inc. 6.000%, 02/15/2014	1,000,000	1,046,546

		2,068,122
Industrials - 2.2%
Cooper US, Inc. 5.450%, 04/01/2015	1,000,000	1,088,779
ERAC USA Finance LLC
2.750%, 07/01/2013 (S)	700,000	703,716
General Electric Capital Corp.
2.150%, 01/09/2015	1,000,000	1,025,481

		2,817,976
Materials - 4.1%
Alcoa, Inc. 6.000%, 07/15/2013	1,000,000	1,014,828
ArcelorMittal 5.375%, 06/01/2013	1,000,000	1,006,302
International Paper Company
5.300%, 04/01/2015	1,000,000	1,080,851
Rio Tinto Finance USA, Ltd.
5.875%, 07/15/2013	1,000,000	1,014,909
The Dow Chemical Company
5.900%, 02/15/2015	1,000,000	1,093,000

		5,209,890

383

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services - 2.4%
Deutsche Telekom International Finance BV
5.250%, 07/22/2013	$1,000,000	$1,013,979
Telecom Italia Capital SA 5.250%, 11/15/2013	1,000,000	1,020,861
Verizon Communications, Inc.
5.250%, 04/15/2013	1,000,000	1,001,629

		3,036,469
Utilities - 1.3%
DTE Energy Company 7.625%, 05/15/2014	1,500,000	1,613,634

TOTAL CORPORATE BONDS (Cost $48,572,033)		$48,802,745

ASSET BACKED SECURITIES - 14.4%
AmeriCredit Automobile Receivables Trust
Series 2011-4, Class A2,
0.920%, 03/09/2015	368,554	368,854
Series 2010-3, Class A3,
1.140%, 04/08/2015	122,182	122,341
Series 2011-1, Class A3,
1.390%, 09/08/2015	441,006	442,319
BA Credit Card Trust, Series 2010-A1,
Class A1 0.503%, 09/15/2015 (P)	1,725,000	1,725,173
BMW Vehicle Lease Trust, Series 2011-1,
Class A3 1.060%, 02/20/2014	345,036	345,347
Chase Issuance Trust, Series 2008-A6,
Class A6 1.403%, 05/15/2015 (P)	2,675,000	2,679,173
Citibank Credit Card Issuance Trust
Series 2003-A10, Class A10,
4.750%, 12/10/2015	527,000	543,065
Series 2005-A5, Class A5,
4.850%, 04/22/2015	1,500,000	1,504,536
Discover Card Master Trust
Series 2011-A2, Class A2,
0.413%, 11/16/2015 (P)	400,000	400,096
Series 2008-A4, Class A4,
5.650%, 12/15/2015	130,000	131,479
Ford Credit Auto Owner Trust, Series 2010-A,
Class A4 2.150%, 06/15/2015	1,435,541	1,447,475
GE Capital Credit Card Master Note Trust,
Series 2010-3, Class A 2.210%, 06/15/2016	1,500,000	1,505,879
Honda Auto Receivables Owner Trust
Series 2011-3, Class A3,
0.880%, 09/21/2015	1,750,000	1,757,310
Series 2010-2, Class A3,
1.340%, 03/18/2014	35,296	35,338
Series 2010-1, Class A4,
1.980%, 05/23/2016	603,816	604,403
Hyundai Auto Receivables Trust,
Series 2010-A, Class A3
1.500%, 10/15/2014	205,846	206,151
John Deere Owner Trust, Series 2012-A,
Class A2 0.590%, 06/16/2014	636,366	636,651
MBNA Credit Card Master Note Trust,
Series 2006-A5, Class A5
0.263%, 10/15/2015 (P)	370,000	369,964
Mercedes-Benz Auto Lease Trust,
Series 2012-A, Class A2
0.660%, 04/15/2014	456,835	457,103
Nissan Auto Lease Trust, Series 2012-A,
Class A2B 0.363%, 07/15/2014 (P)	451,640	451,900
Nissan Auto Receivables Owner Trust
Series 2011-B, Class A2,
0.740%, 09/15/2014	416,771	417,238
Series 2011-A, Class A3,
1.180%, 02/16/2015	1,145,726	1,149,812

Ultra Short Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Volkswagen Auto Lease Trust, Series 2012-A,
Class A2 0.660%, 11/20/2014	$920,154	$921,338

TOTAL ASSET BACKED SECURITIES (Cost $18,332,452)		$18,222,945

Total Investments (Ultra Short Term Bond Trust)
(Cost $122,605,747) - 97.4%		$122,828,290
Other assets and liabilities, net - 2.6%		3,259,612

TOTAL NET ASSETS - 100.0%		$126,087,902

U.S. Equity Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.8%
Consumer Discretionary - 8.1%
Auto Components - 0.1%
Delphi Automotive PLC	10,400	$461,760
TRW Automotive Holdings Corp. (I)	6,800	374,000

		835,760
Automobiles - 0.4%
General Motors Company (I)	134,400	3,739,008
Distributors - 0.2%
Genuine Parts Company (L)	26,100	2,035,800
Diversified Consumer Services - 0.0%
Apollo Group, Inc., Class A (I)	9,900	172,161
Hotels, Restaurants & Leisure - 2.7%
Burger King Worldwide, Inc. (L)	10,700	204,370
Marriott Vacations Worldwide Corp. (I)	2,200	94,402
McDonald’s Corp.	196,651	19,604,135
Panera Bread Company, Class A (I)	5,650	933,606
Ruth’s Hospitality Group, Inc. (I)	1,500	14,310
Starbucks Corp.	77,000	4,385,920
Yum! Brands, Inc.	19,000	1,366,860

		26,603,603
Household Durables - 0.1%
Whirlpool Corp.	4,800	568,608
Media - 0.3%
Clear Channel Outdoor
Holdings, Inc., Class A (I)	1,500	11,235
DIRECTV (I)	12,200	690,642
Discovery Communications, Inc., Series C (I)	4,000	278,160
Gannett Company, Inc. (L)	26,400	577,368
Lamar Advertising Company, Class A (I)	12,800	622,208
Meredith Corp. (L)	3,900	149,214
Morningstar, Inc.	2,100	146,832
News Corp., Class A	10,200	311,304
Time Warner Cable, Inc.	5,300	509,118
Valassis Communications, Inc. (L)	5,500	164,285

		3,460,366
Multiline Retail - 0.8%
Dollar Tree, Inc. (I)	43,860	2,124,140
Family Dollar Stores, Inc.	9,100	537,355
J.C. Penney Company, Inc. (L)	18,800	284,068
Kohl’s Corp.	11,100	512,043
Sears Holdings Corp. (I)(L)	23,800	1,189,286
Target Corp.	41,900	2,868,055

		7,514,947

384

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

U.S. Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail - 2.1%
Advance Auto Parts, Inc.	5,100	$421,515
AutoNation, Inc. (I)	17,900	783,125
AutoZone, Inc. (I)	2,500	991,925
Barnes & Noble, Inc. (I)(L)	8,400	138,180
Bed Bath & Beyond, Inc. (I)	51,300	3,304,746
Best Buy Company, Inc. (L)	22,100	489,515
GameStop Corp., Class A (L)	13,092	366,183
Ross Stores, Inc.	44,300	2,685,466
Sears Hometown And Outlet Stores Inc (I)	800	32,280
Staples, Inc. (L)	44,200	593,606
The Gap, Inc.	23,200	821,280
The Home Depot, Inc.	51,900	3,621,582
TJX Companies, Inc.	138,000	6,451,500

		20,700,903
Textiles, Apparel & Luxury Goods - 1.4%
Coach, Inc.	49,000	2,449,510
NIKE, Inc., Class B	142,320	8,398,303
Ralph Lauren Corp.	3,600	609,516
VF Corp.	15,810	2,652,128

		14,109,457

		79,740,613
Consumer Staples - 22.7%
Beverages - 6.0%
Beam, Inc.	5,700	362,178
Brown-Forman Corp., Class B	25,198	1,799,137
Monster Beverage Corp. (I)	30,140	1,438,884
PepsiCo, Inc.	302,376	23,920,965
The Coca-Cola Company	785,500	31,765,620

		59,286,784
Food & Staples Retailing - 4.1%
Costco Wholesale Corp.	22,400	2,376,864
CVS Caremark Corp.	36,700	2,018,133
Safeway, Inc.	12,400	326,740
Sysco Corp. (L)	136,800	4,811,256
Wal-Mart Stores, Inc.	404,480	30,267,238
Walgreen Company	21,300	1,015,584

		40,815,815
Food Products - 1.9%
Campbell Soup Company (L)	25,800	1,170,288
Dean Foods Company (I)	12,500	226,625
Flowers Foods, Inc.	16,000	527,040
General Mills, Inc.	127,900	6,306,749
H.J. Heinz Company	29,900	2,160,873
Hormel Foods Corp. (L)	30,500	1,260,260
Kellogg Company	39,400	2,538,542
McCormick & Company, Inc., Non-
Voting Shares	24,700	1,816,685
The Hershey Company	31,200	2,730,936

		18,737,998
Household Products - 6.4%
Church & Dwight Company, Inc.	28,300	1,829,029
Colgate-Palmolive Company	92,990	10,975,610
Harbinger Group, Inc. (I)	5,200	42,952
Kimberly-Clark Corp.	67,300	6,594,054
The Clorox Company	25,200	2,230,956
The Procter & Gamble Company	534,600	41,196,276

		62,868,877
Personal Products - 0.4%
Herbalife, Ltd. (L)	21,000	786,450

U.S. Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Personal Products (continued)
Nu Skin Enterprises, Inc., Class A (L)	8,100	$358,020
The Estee Lauder Companies, Inc., Class A	45,462	2,910,932

		4,055,402
Tobacco - 3.9%
Lorillard, Inc.	76,070	3,069,425
Philip Morris International, Inc.	349,484	32,400,662
Reynolds American, Inc.	62,700	2,789,523
Universal Corp. (L)	1,100	61,644

		38,321,254

		224,086,130
Energy - 3.9%
Energy Equipment & Services - 0.0%
Gulfmark Offshore, Inc., Class A	3,500	136,360
Oil, Gas & Consumable Fuels - 3.9%
Apache Corp.	32,290	2,491,496
Chevron Corp.	136,571	16,227,366
ConocoPhillips	22,500	1,352,250
Exxon Mobil Corp.	97,800	8,812,758
HollyFrontier Corp.	8,700	447,615
James River Coal Company (I)(L)	9,100	15,925
Marathon Oil Corp.	34,300	1,156,596
Marathon Petroleum Corp.	19,400	1,738,240
Newfield Exploration Company (I)	6,400	143,488
Occidental Petroleum Corp.	15,035	1,178,293
Overseas Shipholding Group, Inc. (I)	14,400	47,520
Phillips 66	32,600	2,281,022
Tesoro Corp.	9,100	532,805
Valero Energy Corp.	39,300	1,787,757
Western Refining, Inc.	4,400	155,804

		38,368,935

		38,505,295
Financials - 5.6%
Capital Markets - 0.3%
American Capital, Ltd. (I)	15,900	232,061
Apollo Investment Corp.	16,500	137,940
BlackRock Kelso Capital Corp.	11,700	117,000
Federated Investors, Inc., Class B (L)	12,300	291,141
Fifth Street Finance Corp.	16,229	178,844
Franklin Resources, Inc.	2,300	346,863
FXCM, Inc., Class A	1,500	20,520
Golub Capital BDC, Inc.	1,200	19,812
Legg Mason, Inc.	11,000	353,650
Morgan Stanley	42,100	925,358
PennantPark Investment Corp.	5,800	65,482
Solar Capital, Ltd.	4,500	105,705

		2,794,376
Commercial Banks - 0.4%
M&T Bank Corp.	2,800	288,848
Popular, Inc. (I)	7,100	196,031
Regions Financial Corp.	37,600	307,944
SunTrust Banks, Inc.	21,600	622,296
Wells Fargo & Company	60,300	2,230,497
West Coast Bancorp	1,000	24,280

		3,669,896
Consumer Finance - 0.3%
Capital One Financial Corp.	22,100	1,214,395
Cash America International, Inc.	1,400	73,458
Discover Financial Services	19,900	892,316

385

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

U.S. Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer Finance (continued)
Portfolio Recovery Associates, Inc. (I)	1,000	$126,920
SLM Corp.	44,400	909,312
World Acceptance Corp. (I)(L)	1,800	154,566

		3,370,967
Diversified Financial Services - 2.2%
Bank of America Corp.	730,772	8,900,803
Citigroup, Inc.	129,400	5,724,656
JPMorgan Chase & Company	151,200	7,175,952

		21,801,411
Insurance - 1.9%
Aflac, Inc.	40,900	2,127,618
American Financial Group, Inc.	5,900	279,542
American International Group, Inc. (I)	104,200	4,045,044
Aon PLC	6,000	369,000
Assurant, Inc.	15,900	715,659
CNO Financial Group, Inc.	21,500	246,175
Fidelity National Financial, Inc., Class A	16,200	408,726
Genworth Financial, Inc., Class A (I)	57,700	577,000
Hartford Financial Services Group, Inc.	30,600	789,480
HCC Insurance Holdings, Inc.	5,300	222,759
Lincoln National Corp.	20,100	655,461
MetLife, Inc.	49,300	1,874,386
PartnerRe, Ltd.	2,200	204,842
Primerica, Inc.	3,800	124,564
Principal Financial Group, Inc. (L)	12,500	425,375
Protective Life Corp.	8,400	300,720
Prudential Financial, Inc.	26,300	1,551,437
StanCorp Financial Group, Inc. (L)	5,000	213,800
Symetra Financial Corp.	18,000	241,380
The Allstate Corp.	19,800	971,586
The Travelers Companies, Inc.	10,600	892,414
Torchmark Corp.	9,300	556,140
Unum Group	19,100	539,575
Validus Holdings, Ltd.	6,400	239,168

		18,571,851
Real Estate Investment Trusts - 0.5%
AG Mortgage Investment Trust, Inc.	2,900	73,863
American Capital Agency Corp.	37,200	1,219,416
American Capital Mortgage Investment Corp.	5,100	131,835
ARMOUR Residential REIT, Inc. (L)	46,500	303,645
Chimera Investment Corp.	84,100	268,279
Colony Financial, Inc.	8,800	195,360
CYS Investments, Inc. (L)	20,900	245,366
General Growth Properties, Inc.	21,400	425,432
Hatteras Financial Corp.	9,200	252,356
Invesco Mortgage Capital, Inc.	16,200	346,518
Newcastle Investment Corp.	17,900	199,943
NorthStar Realty Finance Corp.	23,400	221,832
PennyMac Mortgage Investment Trust	8,800	227,832
Silver Bay Realty Trust Corp.	1,534	31,748
Starwood Property Trust, Inc. (L)	13,500	374,760
Two Harbors Investment Corp.	31,300	394,693

		4,912,878
Real Estate Management & Development - 0.0%
The Howard Hughes Corp. (I)	11	922
The St. Joe Company (I)(L)	10,100	214,625

		215,547
Thrifts & Mortgage Finance - 0.0%
Home Loan Servicing Solutions, Ltd.	3,100	72,323

		55,409,249

U.S. Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care - 28.8%
Biotechnology - 1.5%
Amgen, Inc.	65,100	$6,673,401
Biogen Idec, Inc. (I)	28,850	5,565,454
Gilead Sciences, Inc. (I)	40,002	1,957,298
Idenix Pharmaceuticals, Inc. (I)(L)	6,300	22,428
PDL BioPharma, Inc. (L)	21,700	158,627
Theravance, Inc. (I)	12,600	297,612

		14,674,820
Health Care Equipment & Supplies - 6.5%
Abbott Laboratories	383,001	13,527,595
Baxter International, Inc.	107,801	7,830,665
Becton, Dickinson and Company	38,800	3,709,668
C.R. Bard, Inc.	15,990	1,611,472
Covidien PLC	100,100	6,790,784
DENTSPLY International, Inc.	4,800	203,616
Edwards Lifesciences Corp. (I)	22,620	1,858,459
IDEXX Laboratories, Inc. (I)	11,600	1,071,724
Intuitive Surgical, Inc. (I)	7,970	3,914,784
Medtronic, Inc.	246,666	11,583,435
ResMed, Inc. (L)	23,100	1,070,916
St. Jude Medical, Inc.	57,500	2,325,300
Stryker Corp.	60,700	3,960,068
Varian Medical Systems, Inc. (I)(L)	22,400	1,612,800
Zimmer Holdings, Inc.	46,200	3,475,164

		64,546,450
Health Care Providers & Services - 3.3%
Aetna, Inc.	24,800	1,267,776
Amsurg Corp. (I)	3,800	127,832
Cardinal Health, Inc.	9,700	403,714
Cigna Corp.	14,400	898,128
Community Health Systems, Inc.	11,700	554,463
Coventry Health Care, Inc.	8,400	395,052
Express Scripts Holding Company (I)	71,200	4,104,680
HCA Holdings, Inc.	23,500	954,805
Health Management
Associates, Inc., Class A (I)	30,400	391,248
Henry Schein, Inc. (I)(L)	18,000	1,665,900
Humana, Inc.	8,600	594,346
Laboratory Corp. of America Holdings (I)	40,400	3,644,080
LifePoint Hospitals, Inc. (I)	5,000	242,300
MEDNAX, Inc. (I)(L)	12,700	1,138,301
Patterson Companies, Inc.	8,600	327,144
Quest Diagnostics, Inc.	30,100	1,699,145
Tenet Healthcare Corp. (I)	7,400	352,092
UnitedHealth Group, Inc.	224,222	12,827,741
WellPoint, Inc.	19,800	1,311,354

		32,900,101
Health Care Technology - 0.3%
Cerner Corp. (I)(L)	25,140	2,382,015
Life Sciences Tools & Services - 0.3%
Life Technologies Corp. (I)	6,300	407,169
Mettler-Toledo International, Inc. (I)	2,001	426,653
Techne Corp.	7,800	529,230
Waters Corp. (I)	17,300	1,624,643

		2,987,695
Pharmaceuticals - 16.9%
Allergan, Inc.	60,774	6,784,202
Bristol-Myers Squibb Company	298,500	12,295,215
Eli Lilly & Company	267,201	15,174,345
Endo Health Solutions, Inc. (I)	15,400	473,704

386

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

U.S. Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Forest Laboratories, Inc. (I)	26,400	$1,004,256
Johnson & Johnson	591,700	48,241,301
Merck & Company, Inc.	803,756	35,550,128
Pfizer, Inc.	1,637,694	47,263,849

		166,787,000

		284,278,081
Industrials - 3.9%
Aerospace & Defense - 0.5%
Alliant Techsystems, Inc.	3,500	253,505
Engility Holdings, Inc. (I)	600	14,388
Exelis, Inc.	13,200	143,748
General Dynamics Corp.	19,300	1,360,843
L-3 Communications Holdings, Inc.	9,600	776,832
Lockheed Martin Corp.	4,500	434,340
Northrop Grumman Corp.	7,600	533,140
Raytheon Company	28,900	1,699,031

		5,215,827
Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	32,700	1,944,342
Airlines - 0.1%
Delta Air Lines, Inc. (I)	15,600	257,556
United Continental Holdings, Inc. (I)	7,600	243,276

		500,832
Commercial Services & Supplies - 0.3%
Deluxe Corp. (L)	6,900	285,660
Pitney Bowes, Inc. (L)	17,500	260,050
Quad/Graphics, Inc.	1,500	35,910
R.R. Donnelley & Sons Company (L)	9,200	110,860
Rollins, Inc.	16,300	400,165
Stericycle, Inc. (I)	16,600	1,762,588

		2,855,233
Industrial Conglomerates - 2.2%
3M Company	134,800	14,330,588
Danaher Corp.	42,200	2,622,730
General Electric Company	210,300	4,862,136

		21,815,454
Machinery - 0.1%
Illinois Tool Works, Inc.	8,400	511,896
Ingersoll-Rand PLC	7,900	434,579
Oshkosh Corp. (I)	6,100	259,189

		1,205,664
Marine - 0.0%
Genco Shipping & Trading, Ltd. (I)(L)	4,300	12,384
Professional Services - 0.1%
The Dun & Bradstreet Corp. (L)	5,300	443,345
Verisk Analytics, Inc., Class A (I)	6,400	394,432

		837,777
Trading Companies & Distributors - 0.4%
Fastenal Company	42,800	2,197,780
Textainer Group Holdings, Ltd.	800	31,640
W.W. Grainger, Inc.	8,700	1,957,326

		4,186,746
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (I)(L)	9,600	141,312

		38,715,571

U.S. Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Information Technology - 24.7%
Communications Equipment - 2.6%
Cisco Systems, Inc.	239,319	$5,004,160
Harris Corp.	10,400	481,936
QUALCOMM, Inc.	293,702	19,663,349
ViaSat, Inc. (I)(L)	7,700	372,988

		25,522,433
Computers & Peripherals - 2.1%
Apple, Inc.	20,260	8,967,684
Dell, Inc.	110,900	1,589,197
EMC Corp. (I)	145,100	3,466,439
Hewlett-Packard Company	188,849	4,502,160
Lexmark International, Inc., Class A	7,300	192,720
SanDisk Corp. (I)	11,449	629,695
Seagate Technology PLC	14,200	519,152
Western Digital Corp.	13,000	653,640

		20,520,687
Electronic Equipment, Instruments & Components - 0.0%
Arrow Electronics, Inc. (I)	7,000	284,340
Ingram Micro, Inc., Class A (I)	4,700	92,496
SYNNEX Corp. (I)(L)	1,100	40,700

		417,536
Internet Software & Services - 4.1%
AOL, Inc. (I)	6,200	238,638
Google, Inc., Class A (I)	50,821	40,353,399
j2 Global, Inc.	3,600	141,156
VistaPrint NV (I)(L)	7,400	286,084

		41,019,277
IT Services - 7.2%
Accenture PLC, Class A	126,900	9,640,593
Amdocs, Ltd.	33,900	1,228,875
Automatic Data Processing, Inc.	84,100	5,468,182
CACI International, Inc., Class A (I)	2,100	121,527
Cognizant Technology
Solutions Corp., Class A (I)	36,000	2,757,960
Computer Sciences Corp.	7,500	369,225
FleetCor Technologies, Inc. (I)	2,800	214,676
Global Payments, Inc.	14,200	705,172
Higher One Holdings, Inc. (I)(L)	16,200	144,018
IBM Corp.	207,102	44,174,857
Jack Henry & Associates, Inc.	17,700	817,917
ManTech International Corp., Class A	2,900	77,923
Mastercard, Inc., Class A	2,000	1,082,260
NeuStar, Inc., Class A (I)	13,900	646,767
Paychex, Inc. (L)	66,200	2,321,634
Syntel, Inc.	2,400	162,048
Teradata Corp. (I)	9,800	573,398
Total Systems Services, Inc.	20,900	517,902

		71,024,934
Semiconductors & Semiconductor Equipment - 0.3%
Intel Corp.	107,700	2,353,245
Marvell Technology Group, Ltd.	17,800	188,324

		2,541,569
Software - 8.4%
ANSYS, Inc. (I)	15,900	1,294,578
BMC Software, Inc. (I)	27,300	1,264,809
Citrix Systems, Inc. (I)	33,200	2,395,712
FactSet Research Systems, Inc. (L)	8,990	832,474
Intuit, Inc.	56,100	3,682,965
MICROS Systems, Inc. (I)(L)	16,300	741,813

387

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

U.S. Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Microsoft Corp.	1,620,736	$46,369,257
Oracle Corp.	809,339	26,174,023
Synopsys, Inc. (I)	11,300	405,444

		83,161,075

		244,207,511
Materials - 0.2%
Chemicals - 0.2%
LyondellBasell Industries NV, Class A	15,500	980,995
Sigma-Aldrich Corp. (L)	7,500	582,600

		1,563,595
Containers & Packaging - 0.0%
Boise, Inc.	13,500	116,910

		1,680,505
Telecommunication Services - 1.5%
Diversified Telecommunication Services - 1.4%
AT&T, Inc.	260,305	9,550,590
Frontier Communications Corp. (L)	36,600	145,668
Verizon Communications, Inc.	95,800	4,708,570

		14,404,828
Wireless Telecommunication Services - 0.1%
Sprint Nextel Corp. (I)	83,000	515,430

		14,920,258
Utilities - 0.4%
Electric Utilities - 0.3%
American Electric Power Company, Inc.	17,000	826,710
Entergy Corp.	10,550	667,182
Exelon Corp.	22,600	779,248
Portland General Electric Company	4,100	124,353

		2,397,493
Gas Utilities - 0.0%
UGI Corp.	5,800	222,662
Multi-Utilities - 0.1%
Public Service Enterprise Group, Inc.	22,300	765,782
Sempra Energy	5,200	415,688

		1,181,470

		3,801,625

TOTAL COMMON STOCKS (Cost $791,939,672)		$985,344,838

SECURITIES LENDING COLLATERAL - 2.6%
John Hancock Collateral
Investment Trust, 0.2481% (W)(Y)	2,552,318	25,545,389

TOTAL SECURITIES LENDING
COLLATERAL (Cost $25,543,705)		$25,545,389

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
State Street Institutional Treasury Money
Market Fund, 0.0000% (Y)	2,662,344	2,662,344

TOTAL SHORT-TERM INVESTMENTS (Cost $2,662,344)		$2,662,344

Total Investments (U.S. Equity Trust)
(Cost $820,145,721) - 102.7%		$1,013,552,571
Other assets and liabilities, net - (2.7%)		(26,298,256)

TOTAL NET ASSETS - 100.0%		$987,254,315

Utilities Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 87.2%
Consumer Discretionary - 10.6%
Media - 10.6%
Astro Malaysia Holdings Bhd	1,097,700	$1,028,153
Comcast Corp., Special Class A	197,900	7,840,798
Kabel Deutschland Holding AG	13,376	1,233,400
Liberty Global, Inc., Class A (I)(L)	15,790	1,158,986
Time Warner Cable, Inc.	57,610	5,534,017
Time Warner, Inc.	1,910	110,054
Virgin Media, Inc.	109,260	5,350,462

		22,255,870
Energy - 14.5%
Energy Equipment & Services - 0.8%
Ensco PLC, Class A	22,410	1,344,600
Noble Corp.	10,910	416,217
Oil, Gas & Consumable Fuels - 13.7%
Anadarko Petroleum Corp.	1,230	107,564
Cabot Oil & Gas Corp.	15,260	1,031,729
Cheniere Energy, Inc. (I)	14,920	417,760
Enbridge, Inc.	22,190	1,033,211
Energen Corp.	30,060	1,563,421
EQT Corp.	50,320	3,409,180
Kinder Morgan, Inc.	174,496	6,749,505
Noble Energy, Inc.	11,150	1,289,609
QEP Resources, Inc.	62,531	1,990,987
Spectra Energy Corp.	104,250	3,205,688
The Williams Companies, Inc.	122,951	4,605,744
TransCanada Corp. (L)	12,980	619,708
Williams Partners LP	52,830	2,736,594

		30,521,517
Telecommunication Services - 17.0%
Diversified Telecommunication Services - 12.5%
American Tower Corp.	34,980	2,690,662
AT&T, Inc.	33,310	1,222,144
Bezeq The
Israeli Telecommunication Corp., Ltd.	1,370,630	1,902,138
BT Group PLC	177,840	749,345
CenturyLink, Inc.	55,808	1,960,535
Frontier Communications Corp. (L)	226,480	901,390
Portugal Telecom SGPS SA (L)	169,585	843,042
Swisscom AG	230	106,457
TDC A/S	309,900	2,393,422
Telecom Italia RSP	2,509,050	1,549,820
Telefonica Brasil SA, ADR (L)	58,861	1,570,411
Telefonica Deutschland Holding AG (I)	75,180	575,570
Telenet Group Holding NV	10,390	513,733
Verizon Communications, Inc.	74,120	3,642,998
Windstream Corp. (L)	290,170	2,306,852
Xl Axiata Tbk PT	1,505,000	813,136
Ziggo NV	75,260	2,649,761

		26,391,416
Wireless Telecommunication Services - 4.5%
Cellcom Israel, Ltd.	73,140	599,017
ENTEL Chile SA	23,702	502,191
MegaFon OAO, GDR (I)	5,040	156,289
Mobile TeleSystems OJSC, ADR (L)	117,565	2,438,298
NII Holdings, Inc. (I)	13,350	57,806
SBA Communications Corp., Class A (I)	19,570	1,409,431
Tim Participacoes SA, ADR	119,784	2,620,874

388

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Utilities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Wireless Telecommunication Services (continued)
Turkcell Iletisim Hizmetleri AS (I)	242,450	$1,623,293

		9,407,199

		35,798,615
Utilities - 45.1%
Electric Utilities - 22.6%
American Electric Power Company, Inc.	49,770	2,420,315
CEZ AS	32,599	954,092
Cheung Kong Infrastructure Holdings, Ltd.	163,000	1,117,352
Cia Paranaense de Energia, ADR (L)	40,250	622,668
CLP Holdings, Ltd.	122,000	1,069,383
Duke Energy Corp.	39,640	2,877,468
Edison International	120,750	6,076,140
EDP - Energias de Portugal SA	1,761,841	5,438,034
EDP - Energias do Brasil SA	292,700	1,839,560
Exelon Corp.	6,320	217,914
FirstEnergy Corp.	54,810	2,312,982
Fortum OYJ	10,508	212,398
Great Plains Energy, Inc.	40,885	948,123
Iberdrola SA	297,780	1,388,664
ITC Holdings Corp.	16,510	1,473,683
Light SA	95,610	944,863
NextEra Energy, Inc.	39,750	3,087,780
Northeast Utilities	33,630	1,461,560
NV Energy, Inc.	30,360	608,111
OGE Energy Corp.	56,990	3,988,160
Portland General Electric Company	13,330	404,299
PPL Corp.	101,951	3,192,086
Red Electrica Corp. SA	44,463	2,238,234
SSE PLC	62,515	1,412,557
Transmissora Alianca de Energia Eletrica SA	43,280	479,116
Xcel Energy, Inc.	20,910	621,027

		47,406,569
Gas Utilities - 3.6%
APA Group, Ltd.	39,504	245,644
China Resources Gas Group, Ltd.	202,000	557,063
Enagas SA	121,107	2,829,743
Gas Natural SDG SA	46,180	818,458
Infraestructura Energetica Nova
SAB de CV (I)	95,700	304,887
ONEOK, Inc.	59,020	2,813,483

		7,569,278
Independent Power Producers & Energy Traders - 8.6%
AES Corp.	353,610	4,444,878
AES Gener SA (I)	105,030	72,396
Calpine Corp. (I)	221,590	4,564,754
China Longyuan Power Group Corp., H Shares	548,000	499,646
EDP Renovaveis SA (I)	622,333	3,008,931
NRG Energy, Inc.	186,641	4,944,120
Tractebel Energia SA	36,700	628,572

		18,163,297
Multi-Utilities - 9.7%
AGL Energy, Ltd.	37,240	616,133
CenterPoint Energy, Inc.	88,520	2,120,939
CMS Energy Corp.	207,790	5,805,653
GDF Suez	72,141	1,390,454
National Grid PLC	44,871	522,535
NiSource, Inc.	63,540	1,864,264
PG&E Corp.	32,690	1,455,686
Public Service Enterprise Group, Inc.	108,400	3,722,456
Sempra Energy	32,430	2,592,454

Utilities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multi-Utilities (continued)
Suez Environnement Company	30,190	$385,276

		20,475,850
Water Utilities - 0.6%
Aguas Andinas SA	649,381	509,588
Cia de Saneamento de Minas Gerais	31,700	768,361

		1,277,949

		94,892,943

TOTAL COMMON STOCKS (Cost $152,438,955)		$183,468,945

PREFERRED SECURITIES - 5.8%
Telecommunication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Oi SA	113,000	344,466
Utilities - 5.6%
Electric Utilities - 5.6%
Cia Paranaense de Energia	68,600	1,057,813
Companhia Energetica de Minas Gerais	213,150	2,502,001
Nextera Energy, Inc., 5.889%	26,910	1,467,941
Nextera Energy, Inc., 7.000%	35,290	2,041,527
PPL Corp., 8.750%	42,980	2,396,135
PPL Corp., 9.500%	43,480	2,382,704

TOTAL PREFERRED SECURITIES (Cost $12,383,002)		$12,192,587

CORPORATE BONDS - 0.7%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
EP Energy LLC 9.375%, 05/01/2020	$980,000	$1,131,900
Utilities - 0.2%
Independent Power Producers & Energy Traders - 0.2%
Viridian Group FundCo II, Ltd.
11.125%, 04/01/2017 (S)	295,000	311,225

TOTAL CORPORATE BONDS (Cost $1,272,368)		$1,443,125

CONVERTIBLE BONDS - 1.5%
Consumer Discretionary - 0.8%
Media - 0.8%
Virgin Media, Inc. 6.500%, 11/15/2016	$609,000	$1,600,528
Telecommunication Services - 0.7%
Wireless Telecommunication Services - 0.7%
SBA Communications Corp.
4.000%, 10/01/2014	623,000	1,485,466

TOTAL CONVERTIBLE BONDS (Cost $1,693,445)		$3,085,994

UNITS - 0.0%
Energy - 0.0%
Access Midstream Partners LP	2,520	101,732

TOTAL UNITS (Cost $103,591)		$101,732

SECURITIES LENDING COLLATERAL - 4.2%
Money Market Funds - 4.2%
John Hancock Collateral
Investment Trust, 0.2481% (W)(Y)	881,128	8,818,943

TOTAL SECURITIES LENDING
COLLATERAL (Cost $8,818,838)		$8,818,943

389

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Utilities Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 4.6%
Repurchase Agreement - 4.6%
Repurchase Agreement with State Street Corp.
dated 03/28/2013 at 0.010% to be
repurchased at $9,657,011 on 04/01/2013,
collateralized by $9,865,000 U.S. Treasury
Notes, 0.250% due 09/15/2015 (valued at
$9,852,669, including interest)	$9,657,000	$9,657,000

TOTAL SHORT-TERM INVESTMENTS (Cost $9,657,000)		$9,657,000

Total Investments (Utilities Trust)
(Cost $186,367,199) - 104.0%		$218,768,326
Other assets and liabilities, net - (4.0%)		(8,435,450)

TOTAL NET ASSETS - 100.0%		$210,332,876

Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 91.4%
Consumer Discretionary - 12.7%
Auto Components - 1.0%
Johnson Controls, Inc.	149,665	$5,248,752
Household Durables - 4.1%
Mohawk Industries, Inc. (I)	46,854	5,300,124
Newell Rubbermaid, Inc.	609,742	15,914,266

		21,214,390
Specialty Retail - 7.6%
Advance Auto Parts, Inc.	135,136	11,168,990
Ascena Retail Group, Inc. (I)	558,034	10,351,531
Express, Inc. (I)	444,335	7,913,606
Staples, Inc.	764,880	10,272,338

		39,706,465

		66,169,607
Consumer Staples - 5.6%
Food & Staples Retailing - 1.2%
Sysco Corp.	175,994	6,189,709
Food Products - 3.2%
ConAgra Foods, Inc.	466,365	16,700,531
Personal Products - 1.2%
Avon Products, Inc.	288,102	5,972,354

		28,862,594
Energy - 5.6%
Oil, Gas & Consumable Fuels - 5.6%
Murphy Oil Corp.	88,971	5,670,122
Newfield Exploration Company (I)	321,831	7,215,451
Pioneer Natural Resources Company	40,268	5,003,299
The Williams Companies, Inc.	296,375	11,102,208

		28,991,080

		28,991,080
Financials - 19.3%
Capital Markets - 3.4%
Northern Trust Corp.	226,550	12,360,568
Stifel Financial Corp. (I)	153,068	5,306,868

		17,667,436

Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks - 6.3%
BB&T Corp.	334,060	$10,486,143
Comerica, Inc.	329,665	11,851,457
Wintrust Financial Corp.	280,631	10,394,572

		32,732,172
Insurance - 7.7%
ACE, Ltd.	172,631	15,358,980
Marsh & McLennan Companies, Inc.	376,982	14,314,007
Willis Group Holdings PLC	261,704	10,334,691

		40,007,678
Real Estate Investment Trusts - 1.9%
Weingarten Realty Investors	306,400	9,666,920

		100,074,206
Health Care - 8.2%
Health Care Equipment & Supplies - 1.6%
CareFusion Corp. (I)	246,000	8,607,540
Health Care Providers & Services - 5.6%
Brookdale Senior Living, Inc. (I)	377,356	10,520,685
HealthSouth Corp. (I)	489,172	12,899,466
Universal Health Services, Inc., Class B	85,492	5,460,374

		28,880,525
Life Sciences Tools & Services - 1.0%
PerkinElmer, Inc.	151,293	5,089,497

		42,577,562
Industrials - 12.3%
Construction & Engineering - 2.0%
Foster Wheeler AG (I)	443,735	10,139,345
Electrical Equipment - 2.2%
The Babcock & Wilcox Company	408,644	11,609,576
Machinery - 5.0%
Ingersoll-Rand PLC	178,190	9,802,232
Snap-on, Inc.	196,973	16,289,667

		26,091,899
Road & Rail - 3.1%
Swift Transportation Company (I)	579,847	8,222,230
Werner Enterprises, Inc.	324,280	7,828,119

		16,050,349

		63,891,169
Information Technology - 11.6%
Communications Equipment - 1.0%
Juniper Networks, Inc. (I)	278,027	5,154,621
Computers & Peripherals - 1.6%
Diebold, Inc.	283,982	8,610,334
Electronic Equipment, Instruments & Components - 2.0%
Flextronics International, Ltd. (I)	1,557,496	10,528,673
IT Services - 3.0%
Fidelity National Information Services, Inc.	395,733	15,678,941
Office Electronics - 2.7%
Zebra Technologies Corp., Class A (I)	296,269	13,963,158
Software - 1.3%
BMC Software, Inc. (I)	141,858	6,572,281

		60,508,008
Materials - 8.3%
Chemicals - 2.3%
W.R. Grace & Company (I)	154,884	12,005,059

390

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Containers & Packaging - 6.0%
Sealed Air Corp.	830,006	$20,011,445
Sonoco Products Company	324,348	11,348,937

		31,360,382

		43,365,441
Telecommunication Services - 2.5%
Diversified Telecommunication Services - 2.5%
tw telecom, Inc. (I)	518,329	13,056,708
Utilities - 5.3%
Electric Utilities - 2.7%
Edison International	281,466	14,163,369
Multi-Utilities - 2.6%
CenterPoint Energy, Inc.	448,177	10,738,321
Wisconsin Energy Corp.	62,336	2,673,591

		13,411,912

		27,575,281

TOTAL COMMON STOCKS (Cost $383,090,210)		$475,071,656

PREFERRED SECURITIES - 1.6%
Financials - 1.0%
Health Care REIT, Inc.	81,094	5,036,747
Health Care - 0.6%
HealthSouth Corp.	2,860	3,360,500

TOTAL PREFERRED SECURITIES (Cost $6,950,415)		$8,397,247

CONVERTIBLE BONDS - 1.2%
Health Care - 1.2%
Brookdale Senior Living, Inc.
2.750%, 06/15/2018	$5,094,000	$6,147,821

TOTAL CONVERTIBLE BONDS (Cost $4,724,635)		$6,147,821

SHORT-TERM INVESTMENTS - 7.1%
Money Market Funds - 7.1%
State Street Institutional Liquid Reserves
Fund, 0.1355% (Y)	36,873,897	36,873,897

TOTAL SHORT-TERM INVESTMENTS (Cost $36,873,897)		$36,873,897

Total Investments (Value Trust) (Cost $431,639,157) - 101.3%		$526,490,621
Other assets and liabilities, net - (1.3%)		(6,882,811)

TOTAL NET ASSETS - 100.0%		$519,607,810

Footnotes

Percentages are based upon net assets.

Key to Currency Abbreviations

ARS	- Argentine Peso
AUD	- Australian Dollar
BRL	- Brazilian Real
CAD	- Canadian Dollar
EUR	- Euro
GBP	- British Pound
HKD	- Hong Kong Dollar
INR	- Indian Rupee
IDR	- Indonesian Rupiah
JPY	- Japanese Yen
KRW	- Korean Won

MXN	- Mexican Peso
MYR	- Malaysian Ringgit
NZD	- New Zealand Dollar
NOK	- Norwegian Krone
PHP	- Philippine Peso
PLN	- Polish Zloty
SEK	- Swedish Krona
SGD	- Singapore Dollar
THB	- Thai Baht
TRY	- Turkish Lira
ZAR	- South African Rand

Key to Security Abbreviations and Legend

ADR	- American Depositary Receipts
CMT	- Constant Maturity Treasury
ETF	- Exchange Traded Fund
EURIBOR	- Euro Interbank Offered Rate
GDR	- Global Depositary Receipts
IO	- Interest-Only Security (Interest Tranche of Stripped Mortgage Pool).
Rate shown is the annualized yield at the end of the period.
LIBOR	- London Interbank Offered Rate
NVDR	- Non Voting Depositary Receipts
PIK	- Paid In Kind
PO	- Principal-Only Security (Principal Tranche of Stripped Security). Rate
shown is the annualized yield on date of purchase.
REIT	- Real Estate Investment Trust
TBA	- To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
TBD	- To Be Determined
USGG	- U.S. Generic Government Yield Index
(A)	The subadvisor is an affiliate of the advisor.
(C)	Security purchased on a when-issued or delayed delivery basis.
(D)	All or a portion of this security is segregated at the custodian as collateral pursuant to certain derivative instrument contracts.
(F)	All or a portion of this security is held at a broker to meet the margin requirements for futures contracts.
(G)	The Portfolio’s subadvisor is shown parenthetically.
(H)	Non-income producing — Issuer is in default.
(I)	Non-income producing security.
(L)	A portion of the security is on loan as of March 31, 2013.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(N)	Strike price and/or expiration date not available.
(O)	The investment is an affiliate of the fund, the adviser and/or the subadviser.
(P)	Variable rate obligation. Securities reset coupon rates periodically. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(R)	Direct placement securities are restricted to resale and the Fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to Portfolio of Investments.
(S)	These securities are exempt from registration under Rule 144A of the
Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(T)	This position represents an unsettled loan commitment at period end.
Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(V)	The Fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the Fund. For more information on this security refer to the Notes to Portfolio of Investments.

391

John Hancock Variable Insurance Trust

PORTFOLIO OF INVESTMENTS — March 31, 2013 (Unaudited) (showing percentage of total net assets)

(W)	Investment is an affiliate of the Fund, the advisor and/or subadvisor. This investment represents collateral recieved for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of March 31, 2013.
(Z)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
(1)	Manulife Asset Management (US) LLC is doing business as John
Hancock Asset Management.
(2)	Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.

392

Notes to the Portfolio of Investments (unaudited)

Three Month Period Ended March 31, 2013

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the Portfolios use the following valuation techniques: Equity securities, including exchange-traded funds, held by the Portfolios are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Investments by the Portfolios in open-end mutual funds, including John Hancock Collateral Investment Trust, are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Options listed on an exchange are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered commodities exchange, or broker quotations. Foreign securities and currencies, including forward foreign currency contracts are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Portfolios’ Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of foreign securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Portfolio may use a fair valuation model to value foreign securities in order to adjust for events that may occur between the close of foreign exchanges and the close of the NYSE.

The Portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Portfolios’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of March 31, 2013, all investments for American Asset Allocation Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust, American New World Trust, Core Fundamental Holdings Trust, Core Global Diversification Trust, Core Strategy Trust, Franklin Templeton Founding Allocation Trust, Fundamental Holdings Trust, Global Diversification Trust, Growth Equity Trust, Lifestyle Aggressive Trust, Lifestyle Balanced PS Series, Lifestyle Balanced Trust, Lifestyle Conservative PS Series, Lifestyle Conservative Trust, Lifestyle Growth PS Series, Lifestyle Growth Trust, Lifestyle Moderate PS Series, Lifestyle Moderate Trust, Small Company Growth Trust and U.S. Equity Trust, are categorized as Level 1 under the hierarchy described above.

All investments for All Cap Core Trust are categorized as Level 1 under the hierarchy described above, including futures.

All investments for Bond PS Series are categorized as Level 2 under the hierarchy described above except for futures, which are categorized as Level 1.

All investments for Core Bond Trust are categorized as Level 2 under the hierarchy described above except for money market funds, which are categorized as Level 1.

All investments for 500 Index Trust B, All Cap Value Trust, Mid Cap Index Trust, Real Estates Securities Trust and Small Cap Value Trust, are categorized as Level 1 under the hierarchy described above except for repurchase agreements which are categorized as Level 2.

All investments for Mid Cap Value Equity Trust are categorized as Level 1 under the hierarchy described above except for convertible bonds and repurchase agreements which are categorized as Level 2.

All investments for Money Market Trust, Money Market Trust B and Ultra Short Term Bond Trust are categorized as Level 2 under the hierarchy described above.

All investments for Small Company Value Trust are categorized as Level 1 under the hierarchy described above except for preferred securities, which are categorized as Level 2.

The following is a summary of the values by input classification of Portfolios’ investments as of March 31, 2013, by major security category or type:

	Total Market Value at 03/31/13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Active Bond Trust
U.S. Government & Agency Obligations	$316,617,676	—	$316,617,676	—
Foreign Government Obligations	8,477,542	—	8,477,542	—
Corporate Bonds	519,761,410	—	518,149,677	$1,611,733
Capital Preferred Securities	11,223,134	—	11,223,134	—
Convertible Bonds	389,400	—	389,400	—
Term Loans	3,792,782	—	3,792,782	—
Municipal Bonds	3,316,760	—	3,316,760	—
Collateralized Mortgage Obligations	278,321,352	—	277,669,936	651,416
Asset Backed Securities	48,226,167	—	48,226,167	—
Common Stocks	75,301	—	75,301	—
Preferred Securities	11,457,117	$7,948,869	3,508,248	—
Securities Lending Collateral	1,587,097	1,587,097	—	—
Short-Term Investments	123,926,449	100,914,449	23,012,000	—
Total Investments in Securities	$1,327,172,187	$110,450,415	$1,214,458,623	$2,263,149
Other Financial Instruments
Futures	$2,806	$2,806	—	—

	Total Market Value at 03/31/13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Alpha Opportunities Trust
Common Stocks
Consumer Discretionary	$154,288,496	$135,627,507	$18,660,989	—
Consumer Staples	51,673,124	42,877,056	8,796,068	—
Energy	87,800,171	75,879,572	11,920,599	—
Financials	145,633,313	128,396,179	17,237,134	—
Health Care	122,455,405	105,550,150	16,905,255	—
Industrials	129,447,745	117,012,731	12,435,014	—
Information Technology	149,460,525	144,661,359	4,799,166	—
Materials	56,259,202	52,024,811	3,766,919	$467,472
Telecommunication Services	4,426,834	4,201,042	225,792	—
Utilities	10,722,280	10,722,280	—	—
Securities Lending Collateral	79,260,091	79,260,091	—	—
Short-Term Investments	32,600,000	—	32,600,000	—
Total Investments in Securities	$1,024,027,186	$896,212,778	$127,346,936	$467,472

	Total Market Value at 03/31/13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Blue Chip Growth Trust
Common Stocks
Consumer Discretionary	$417,685,576	$417,685,576	—	—
Consumer Staples	47,714,016	46,628,030	$1,085,986	—
Energy	96,227,183	96,227,183	—	—
Financials	148,019,452	148,019,452	—	—
Health Care	249,183,804	249,183,804	—	—
Industrials	261,134,060	261,134,060	—	—
Information Technology	462,319,175	449,004,292	13,314,883	—
Materials	83,742,685	83,742,685	—	—
Telecommunication Services	39,609,031	39,609,031	—	—
Securities Lending Collateral	49,862,474	49,862,474	—	—
Short-Term Investments	9,604,647	9,604,647	—	—
Total Investments in Securities	$1,865,102,103	$1,850,701,234	$14,400,869	—

	Total Market Value at 03/31/13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Bond Trust
U.S. Government & Agency Obligations	$3,919,186,637	—	$3,919,186,637	—
Foreign Government Obligations	9,096,490	—	9,096,490	—
Corporate Bonds	2,800,539,518	—	2,800,539,518	—
Municipal Bonds	10,091,603	—	10,091,603	—
Capital Preferred Securities	57,361,825	—	57,361,825	—
Collateralized Mortgage Obligations	925,641,378	—	925,641,378	—
Preferred Securities	14,797,224	$14,797,224	—	—
Short-Term Investments	508,504,000	—	508,504,000	—
Total Investments in Securities	$8,245,218,675	$14,797,224	$8,230,421,451	—
Other Financial Instruments
Futures	($972,020)	($972,020)	—	—

	Total Market Value at 03/31/13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Capital Appreciation Trust
Common Stocks
Consumer Discretionary	$233,503,997	$199,746,087	$33,757,910	—
Consumer Staples	81,811,396	81,811,396	—	—
Energy	46,648,110	46,648,110	—	—
Financials	29,547,729	29,547,729	—	—
Health Care	213,646,851	213,646,851	—	—
Industrials	102,612,952	97,004,494	5,608,458	—
Information Technology	342,861,066	342,861,066	—	—
Materials	26,246,520	26,246,520	—	—
Telecommunication Services	15,345,432	15,345,432	—	—
Securities Lending Collateral	44,095,093	44,095,093	—	—
Short-Term Investments	3,658,683	3,658,683	—	—
Total Investments in Securities	$1,139,977,829	$1,100,611,461	$39,366,368	—

	Total Market Value at 03/31/13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Capital Appreciation Value Trust
Common Stocks
Consumer Discretionary	$31,673,036	$31,673,036	—	—
Consumer Staples	23,349,146	22,848,294	$500,852	—
Energy	10,935,515	10,935,515	—	—
Financials	37,515,207	37,515,207	—	—
Health Care	30,758,550	30,758,550	—	—
Industrials	28,877,681	28,877,681	—	—
Information Technology	36,898,176	36,898,176	—	—
Materials	1,874,884	1,874,884	—	—
Utilities	8,151,895	8,151,895	—	—
Preferred Securities
Consumer Discretionary	1,266,730	1,266,730	—	—
Consumer Staples	409,250	—	409,250	—
Financials	2,632,700	2,632,700	—	—
Utilities	1,969,288	1,969,288	—	—
Corporate Bonds	42,781,371	—	42,781,371	—
Convertible Bonds	3,187,308	—	3,187,308	—
Term Loans	21,911,016	—	21,911,016	—
Collateralized Mortgage Obligations	17,305,840	—	17,305,840	—
Asset Backed Securities	2,320,661	—	2,320,661	—
Securities Lending Collateral	134,678	134,678	—	—
Short-Term Investments	44,446,097	42,327,640	2,118,457	—
Total Investments in Securities	$348,399,029	$257,864,274	$90,534,755	—
Other Financial Instruments
Written Options	($727,493)	($727,493)	—	—

	Total Market Value at 03/31/13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Core Allocation Plus Trust
Common Stocks
Consumer Discretionary	$19,816,757	$13,861,900	$5,954,857	—
Consumer Staples	10,000,843	9,333,451	667,392	—
Energy	9,714,118	9,149,178	564,940	—
Financials	17,546,216	13,463,146	4,083,070	—
Health Care	19,164,158	16,981,912	2,182,246	—
Industrials	14,266,442	10,989,366	3,277,076	—
Information Technology	21,838,016	20,322,108	1,515,908	—
Materials	4,281,945	2,556,869	1,725,076	—
Telecommunication Services	1,134,204	982,140	152,064	—
Utilities	2,627,232	2,355,035	272,197	—
Preferred Securities	142,950	142,950	—	—
U.S. Government & Agency Obligations	20,046,813	—	20,046,813	—
Foreign Government Obligations	648,304	—	648,304	—
Corporate Bonds	23,355,270	—	23,355,270	—
Convertible Bonds	21,079	—	21,079	—
Capital Preferred Securities	109,125	—	109,125	—
Municipal Bonds	1,668,884	—	1,668,884	—
Collateralized Mortgage Obligations	3,620,018	—	3,620,018	—
Asset Backed Securities	1,255,741	—	1,255,741	—
Investment Companies	269,857	269,857	—	—
Securities Lending Collateral	7,816,329	7,816,329	—	—
Short-Term Investments	17,100,000	—	17,100,000	—
Total Investments in Securities	$196,444,301	$108,224,241	$88,220,060	—
Other Financial Instruments
Futures	($35,804)	($35,804)	—	—
Forward Foreign Currency Contracts	$6,416	—	$6,416	—
Credit Default Swaps	$301,726	—	$301,726	—

	Total Market Value at 03/31/13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Disciplined Diversification Trust
Common Stocks
Consumer Discretionary	$22,471,344	$15,428,548	$7,042,796	—
Consumer Staples	14,935,114	9,655,175	5,279,939	—
Energy	17,197,687	14,287,634	2,910,053	—
Financials	32,976,010	19,722,445	13,251,919	$1,646
Health Care	16,218,208	13,352,054	2,859,163	6,991
Industrials	23,012,638	13,866,058	9,146,496	84
Information Technology	21,256,071	17,188,179	4,067,892	—
Materials	12,269,649	6,916,546	5,329,493	23,610
Telecommunication Services	5,428,200	3,867,668	1,560,532	—
Utilities	5,480,156	3,680,081	1,800,075	—
Preferred Securities
Consumer Discretionary	82,712	25,369	57,343	—
Consumer Staples	20,345	20,345	—	—
Financials	51,999	41,267	10,732	—
Industrials	31,203	31,203	—	—
Materials	85,590	85,590	—	—
Telecommunication Services	12,495	12,495	—	—
Utilities	25,057	25,057	—	—
U.S. Government & Agency Obligations	67,334,089	—	67,334,089	—
Rights	5,877	5,532	345	—
Securities Lending Collateral	14,482,403	14,482,403	—	—
Short-Term Investments	194,923	194,923	—	—
Total Investments in Securities	$253,571,770	$132,888,572	$120,650,867	$32,331

	Total Market Value at 03/31/13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Emerging Markets Value Trust
Common Stocks
Brazil	$86,150,305	$86,150,305	—	—
Chile	24,226,289	24,226,289	—	—
China	110,331,819	18,443,813	$91,649,337	$238,669
Colombia	757,793	—	757,793	—
Czech Republic	4,109,570	—	4,109,570	—
Hong Kong	50,470,890	2,890,759	47,514,824	65,307
Hungary	5,483,386	—	5,483,386	—
India	78,060,946	2,729,893	75,242,470	88,583
Indonesia	38,039,829	—	38,013,902	25,927
Israel	156,203	—	156,203	—
Malaysia	45,850,635	—	45,850,635	—
Mexico	91,226,752	37,498,870	53,727,882	—
Philippines	13,806,384	—	13,806,384	—
Poland	19,382,362	—	19,382,362	—
Russia	52,359,342	—	52,359,342	—
South Africa	77,438,649	11,100,223	66,338,426	—
South Korea	170,995,176	38,115,252	132,778,622	101,302
Taiwan	150,669,821	3,889,178	146,776,311	4,332
Thailand	41,721,130	—	41,721,130	—
Turkey	29,405,843	—	29,405,843	—
Preferred Securities
Brazil	18,736,406	18,736,406	—	—
Colombia	520,918	—	520,918	—
Corporate Bonds
Malaysia	6	—	—	6
Rights	5,184	—	5,184	—
Warrants	73,084	73,034	50	—
Securities Lending Collateral	93,149,394	93,149,394	—	—
Total Investments in Securities	$1,203,128,116	$337,003,416	$865,600,574	$524,126

	Total Market Value at 03/31/13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Equity-Income Trust
Common Stocks
Consumer Discretionary	$229,744,599	$224,036,879	$5,707,720	—
Consumer Staples	119,266,690	119,266,690	—	—
Energy	296,267,763	296,267,763	—	—
Financials	419,644,765	419,644,765	—	—
Health Care	148,195,614	148,195,614	—	—
Industrials	290,847,341	290,847,341	—	—
Information Technology	188,144,747	188,144,747	—	—
Materials	98,056,452	98,056,452	—	—
Telecommunication Services	80,617,515	67,614,765	13,002,750	—
Utilities	122,784,221	122,784,221	—	—
Preferred Securities	11,954,496	11,954,496	—	—
Securities Lending Collateral	143,670,945	143,670,945	—	—
Short-Term Investments	113,677,118	113,677,118	—	—
Total Investments in Securities	$2,262,872,266	$2,244,161,796	$18,710,470	—

	Total Market Value at 03/31/13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Financial Services Trust
Common Stocks
Consumer Discretionary	$2,216,692	$2,216,692	—	—
Consumer Staples	4,591,665	4,591,665	—	—
Energy	4,791,226	4,791,226	—	—
Financials	127,177,703	109,028,477	$15,760,621	$2,388,605
Information Technology	12,606,153	12,606,153	—	—
Securities Lending Collateral	8,639,982	8,639,982	—	—
Short-Term Investments	7,773,992	—	7,773,992	—
Total Investments in Securities	$167,797,413	$141,874,195	$23,534,613	$2,388,605

	Total Market Value at 03/31/13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Fundamental All Cap Core Trust
Common Stocks
Consumer Discretionary	$269,809,884	$269,809,884	—	—
Consumer Staples	78,542,994	36,869,717	$41,673,277	—
Energy	98,637,919	98,637,919	—	—
Financials	370,332,750	370,332,750	—	—
Health Care	65,631,174	65,631,174	—	—
Industrials	124,857,679	124,857,679	—	—
Information Technology	404,624,893	404,624,893	—	—
Short-Term Investments	17,034,000	—	17,034,000	—
Total Investments in Securities	$1,429,471,293	$1,370,764,016	$58,707,277	—

	Total Market Value at 03/31/13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Fundamental Large Cap Value Trust
Common Stocks
Consumer Discretionary	$69,390,823	$60,618,397	$8,772,426	—
Consumer Staples	67,237,441	49,100,903	18,136,538	—
Energy	60,717,289	60,717,289	—	—
Financials	165,326,565	165,326,565	—	—
Health Care	56,120,066	56,120,066	—	—
Industrials	70,674,556	70,674,556	—	—
Information Technology	72,723,788	72,723,788	—	—
Short-Term Investments	9,848,000	—	9,848,000	—
Total Investments in Securities	$572,038,528	$535,281,564	$36,756,964	—

	Total Market Value at 03/31/13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Fundamental Value Trust
Common Stocks
Consumer Discretionary	$133,488,489	$127,685,452	$5,803,037	—
Consumer Staples	264,082,006	243,441,414	20,640,592	—
Energy	147,150,991	147,150,991	—	—
Financials	599,406,406	546,155,245	53,251,161	—
Health Care	66,984,170	66,984,170	—	—
Industrials	80,170,735	41,867,755	38,302,980	—
Information Technology	158,030,633	158,030,633	—	—
Materials	110,346,218	90,955,642	19,390,576	—
Telecommunication Services	2,607,424	2,607,424	—	—
Convertible Bonds	376,356	—	376,356	—
Securities Lending Collateral	23,357,707	23,357,707	—	—
Short-Term Investments	34,169,917	—	34,169,917	—
Total Investments in Securities	$1,620,171,052	$1,448,236,433	$171,934,619	—

	Total Market Value at 03/31/13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Global Trust
Common Stocks
Brazil	$6,985,378	$6,985,378	—	—
Canada	9,530,946	9,530,946	—	—
China	3,783,114	2,696,554	$1,086,560	—
France	67,513,847	—	67,513,847	—
Germany	30,104,600	—	30,104,600	—
Hong Kong	1,979,951	—	1,979,951	—
India	3,568,422	3,568,422	—	—
Ireland	14,425,404	5,099,252	9,326,152	—
Italy	18,799,679	—	18,799,679	—
Japan	22,006,571	—	22,006,571	—
Netherlands	38,060,869	—	38,060,869	—
Portugal	4,396,305	—	4,396,305	—
Singapore	16,771,785	4,207,154	12,564,631	—
South Korea	18,304,863	5,967,949	12,336,914	—
Spain	2,916,142	—	2,916,142	—
Sweden	6,189,902	—	6,189,902	—
Switzerland	46,769,254	11,699,376	35,069,878	—
Turkey	6,360,640	6,360,640	—	—
United Kingdom	72,562,259	—	72,562,259	—
United States	224,664,371	224,664,371	—	—
Securities Lending Collateral	12,543,609	12,543,609	—	—
Short-Term Investments	10,000,000	—	10,000,000	—
Total Investments in Securities	$638,237,911	$293,323,651	$344,914,260	—

	Total Market Value at 03/31/13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Global Bond Trust
U.S. Government & Agency Obligations	$238,800,646	—	$238,800,646	—
Foreign Government Obligations	180,628,110	—	180,628,110	—
Corporate Bonds	294,163,261	—	294,163,261	—
Municipal Bonds	13,161,603	—	13,161,603	—
Collateralized Mortgage Obligations	130,863,439	—	130,863,439	—
Asset Backed Securities	25,261,858	—	25,261,858	—
Term Loans	16,194,546	—	7,894,546	$8,300,000
Preferred Securities	2,300,218	$239,414	—	2,060,804
Escrow Shares	2,862,500	—	2,862,500	—
Purchased Options	943,665	—	943,665	—
Short-Term Investments	69,205,679	—	69,205,679	—
Total Investments in Securities	$974,385,525	$239,414	$963,785,307	$10,360,804
Other Financial Instruments
Futures	$2,235,136	$2,235,136	—	—
Forward Foreign Currency Contracts	($1,727,240)	—	($1,727,240)	—
Written Options	($1,610,588)	—	($1,602,537)	($8,051)
Interest Rate Swaps	($737,504)	—	($737,504)	—
Credit Default Swaps	$49,298	—	$49,298	—
Currency Swaps	$7,371,780	—	$7,371,780	—

	Total Market Value at 03/31/13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Health Sciences Trust
Common Stocks
Consumer Staples	$968,459	$525,253	$443,206	—
Financials	184,164	184,164	—	—
Health Care	197,711,751	184,357,878	13,353,873	—
Industrials	1,407,072	1,407,072	—	—
Information Technology	1,704,289	1,704,289	—	—
Materials	1,003,485	1,003,485	—	—
Preferred Securities
Health Care	122,507	—	—	$122,507
Information Technology	168,800	—	—	168,800
Convertible Bonds
Health Care	204,287	—	121,796	82,491
Rights
Health Care	18,750	18,750	—	—
Warrants	32,702	—	31,869	833
Short-Term Investments	11,005,911	11,005,911	—	—
Total Investments in Securities	$214,532,177	$200,206,802	$13,950,744	$374,631
Other Financial Instruments
Written Options	($1,072,978)	($1,072,978)	—	—

	Total Market Value at 03/31/13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Heritage Trust
Common Stocks
Consumer Discretionary	$30,868,753	$30,868,753	—	—
Consumer Staples	10,713,733	10,713,733	—	—
Energy	7,718,416	7,718,416	—	—
Financials	9,978,016	9,978,016	—	—
Health Care	20,022,152	18,676,207	$1,345,945	—
Industrials	25,469,969	25,469,969	—	—
Information Technology	25,472,006	24,760,335	711,671	—
Materials	9,808,264	9,808,264	—	—
Telecommunication Services	3,870,918	3,870,918	—	—
Securities Lending Collateral	19,505,442	19,505,442	—	—
Short-Term Investments	834,828	834,828	—	—
Total Investments in Securities	$164,262,497	$162,204,881	$2,057,616	—
Other Financial Instruments
Forward Foreign Currency Contracts	$1,278	—	$1,278	—

	Total Market Value at 03/31/13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
High Yield Trust
Foreign Government Obligations	$4,991,775	$105,530	$4,886,245	—
Corporate Bonds	229,569,518	—	228,389,908	$1,179,610
Capital Preferred Securities	4,548,776	—	4,548,776	—
Convertible Bonds	346,098	—	252,713	93,385
Term Loans	8,295,771	—	7,095,771	1,200,000
Common Stocks	11,097,797	2,556,555	5,225,404	3,315,838
Preferred Securities	4,400,964	3,733,776	667,188	—
Escrow Certificates	45,563	—	45,563	—
Warrants	956,247	—	956,247	—
Purchased Options	22,007	—	22,007	—
Securities Lending Collateral	4,921,425	4,921,425	—	—
Short-Term Investments	1,493,000	—	1,493,000	—
Total Investments in Securities	$270,688,941	$11,317,286	$253,582,822	$5,788,833
Other Financial Instruments
Futures	($5,575)	($5,575)	—	—
Forward Foreign Currency Contracts	$231,526	—	$231,526	—
Written Options	($81,538)	($81,538)	—	—
Credit Default Swaps	($1,012,382)	—	($1,012,382)	—

	Total Market Value at 03/31/13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Income Trust
Corporate Bonds	$139,296,775	—	$139,296,775	—
Convertible Bonds	4,838,064	—	4,838,064	—
Term Loans	18,629,349	—	18,629,349	—
Asset Backed Securities	879,218	—	879,218	—
Common Stocks	221,787,854	$198,388,037	23,399,817	—
Preferred Securities	24,570,445	18,711,867	5,858,578	—
Warrants	252,539	252,539	—	—
Securities Lending Collateral	9,786,288	9,786,288	—	—
Short-Term Investments	39,000,000	—	39,000,000	—
Total Investments in Securities	$459,040,532	$227,138,731	$231,901,801	—

	Total Market Value at 03/31/13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Core Trust
Common Stocks
Australia	$45,945,094	—	$45,945,094	—
Austria	5,009,147	—	5,009,147	—
Belgium	12,681,680	—	12,681,680	—
Canada	24,574,911	$24,574,911	—	—
China	844,257	—	844,257	—
Denmark	6,636,259	—	6,636,259	—
Finland	4,596,411	—	4,596,411	—
France	78,634,008	—	78,634,008	—
Germany	49,138,252	—	49,138,252	—
Greece	2,006,496	—	2,006,496	—
Hong Kong	8,059,062	—	8,059,062	—
Ireland	4,493,143	—	4,493,143	—
Israel	1,039,548	—	1,039,548	—
Italy	34,192,285	—	34,192,285	—
Japan	181,132,082	—	179,934,589	$1,197,493
Jersey, Channel Islands	719,127	—	719,127	—
Macau	309,180	—	309,180	—
Netherlands	26,047,216	—	26,047,216	—
New Zealand	4,696,148	—	4,696,148	—
Norway	2,967,355	—	2,967,355	—
Portugal	2,362,606	—	2,362,606	—
Singapore	8,935,758	—	8,935,758	—
Spain	53,468,648	—	53,468,648	—
Sweden	6,795,113	—	6,795,113	—
Switzerland	9,154,692	—	9,154,692	—
United Kingdom	129,722,975	—	129,722,975	—
Preferred Securities
Germany	6,412,855	—	6,412,855	—
Short-Term Investments	17,760,086	17,760,086	—	—
Securities Lending Collateral	30,618,328	30,618,328	—	—
Total Investments in Securities	$758,952,722	$72,953,325	$684,801,904	$1,197,493
Other Financial Instruments
Futures	($388,951)	$17,394	($406,345)	—
Forward Foreign Currency Contracts	$127,996	—	$127,996	—

	Total Market Value at 03/31/13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Equity Index Trust B
Common Stocks
Australia	$40,336,530	—	$40,336,530	—
Austria	1,114,150	—	1,114,150	—
Belgium	5,216,217	—	5,216,217	—
Brazil	9,025,389	$9,025,101	288	—
Canada	47,834,665	47,834,665	—	—
Chile	2,433,685	2,433,685	—	—
China	19,353,429	—	19,353,429	—
Colombia	1,867,300	1,867,300	—	—
Czech Republic	366,845	—	366,845	—
Denmark	5,040,333	—	5,040,333	—
Egypt	190,061	—	190,061	—
Finland	3,270,121	—	3,270,121	—
France	39,209,982	—	39,209,982	—
Germany	34,061,144	—	34,061,144	—
Greece	260,298	—	260,298	—
Guernsey, Channel Islands	232,742	—	232,742	—
Hong Kong	19,311,152	—	19,311,152	—
Hungary	299,461	—	299,461	—
India	9,058,666	6,025,317	3,033,349	—
Indonesia	4,583,896	8,735	4,575,161	—
Ireland	2,871,878	81,891	2,789,987	—
Israel	2,417,902	—	2,417,902	—
Italy	8,211,721	—	8,211,721	—
Japan	93,673,459	—	93,623,119	$50,340
Jersey, Channel Islands	298,036	—	298,036	—
Luxembourg	1,536,661	—	1,536,661	—
Macau	664,407	—	664,407	—
Malaysia	4,975,904	—	4,975,904	—
Mexico	8,185,187	—	8,185,187	—
Netherlands	19,365,889	—	19,365,889	—
New Zealand	471,152	—	471,152	—
Norway	3,715,157	—	3,715,157	—
Peru	770,964	660,395	110,569	—
Philippines	1,157,199	—	1,157,199	—
Poland	1,975,294	—	1,975,294	—
Portugal	713,409	—	713,409	—
Russia	8,761,801	5,592,236	3,169,565	—
Singapore	7,613,294	—	7,613,294	—
South Africa	10,106,632	—	10,106,632	—
South Korea	20,840,451	297,916	20,542,535	—
Spain	11,805,112	—	11,805,112	—
Sweden	14,144,905	—	14,144,905	—
Switzerland	43,046,612	—	43,046,612	—
Taiwan	11,559,641	—	11,559,641	—
Thailand	3,757,486	—	3,757,486	—
Turkey	3,158,699	—	3,158,699	—
Ukraine	33,521	—	33,521	—
United Kingdom	84,273,288	—	84,273,288	—
United States	832,948	774,498	58,450	—
Preferred Securities
Brazil	8,673,361	8,673,361	—	—
Germany	2,490,782	—	2,490,782	—
South Korea	833,720	—	833,720	—
Rights	2,365	—	2,365	—
Warrants	226	226	—	—
Securities Lending Collateral	41,703,733	41,703,733	—	—
Short-Term Investments	10,128,209	10,128,209	—	—
Total Investments in Securities	$677,837,071	$135,107,268	$542,679,463	$50,340
Other Financial Instruments
Futures	($185,840)	($185,840)	—	—

	Total Market Value at 03/31/13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Growth Stock Trust
Common Stocks
Australia	$26,703,335	—	$26,703,335	—
Belgium	10,257,527	—	10,257,527	—
Brazil	9,994,690	$9,994,690	—	—
Canada	44,469,752	44,469,752	—	—
China	19,223,696	8,756,494	10,467,202	—
Denmark	4,894,765	—	4,894,765	—
France	23,850,566	—	23,850,566	—
Germany	38,274,390	—	38,274,390	—
Hong Kong	15,774,491	—	15,774,491	—
Ireland	2,799,421	—	2,799,421	—
Israel	9,230,481	9,230,481	—	—
Japan	25,541,966	—	25,541,966	—
Mexico	14,297,346	14,297,346	—	—
Netherlands	12,211,275	—	12,211,275	—
Russia	2,297,841	—	2,297,841	—
Singapore	18,834,189	7,225,092	11,609,097	—
South Korea	14,485,517	—	14,485,517	—
Spain	7,098,667	—	7,098,667	—
Sweden	25,046,182	—	25,046,182	—
Switzerland	52,418,004	—	52,418,004	—
Taiwan	5,455,654	—	5,455,654	—
Turkey	5,589,513	—	5,589,513	—
United Kingdom	86,238,607	—	86,238,607	—
Preferred Securities	5,405,845	—	5,405,845	—
Short-Term Investments	40,856,938	40,856,938	—	—
Total Investments in Securities	$521,250,658	$134,830,793	$386,419,865	—

	Total Market Value at 03/31/13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Small Company Trust
Common Stocks
Australia	$6,089,017	$60,312	$5,966,619	$62,086
Austria	1,086,357	—	1,086,357	—
Bahamas	11,013	—	11,013	—
Belgium	1,241,830	—	1,241,830	—
Bermuda	477,056	—	477,056	—
Canada	9,129,117	9,114,306	13,942	869
Cayman Islands	28,535	28,535	—	—
China	59,421	—	59,421	—
Cyprus	32,400	—	32,400	—
Denmark	1,039,647	—	1,039,647	—
Finland	2,435,893	—	2,435,893	—
France	3,748,846	—	3,748,846	—
Germany	4,680,180	—	4,680,180	—
Gibraltar	194,065	—	194,065	—
Greece	729,130	—	726,244	2,886
Guernsey, Channel Islands	4,169	4,169	—	—
Hong Kong	2,577,627	—	2,534,610	43,017
Ireland	1,679,405	—	1,679,405	—
Isle of Man	10,398	—	10,398	—
Israel	589,410	—	589,410	—
Italy	2,725,928	—	2,725,928	—
Japan	23,978,246	—	23,974,549	3,697
Jersey, Channel Islands	95,503	—	95,503	—
Liechtenstein	95,736	—	95,736	—
Luxembourg	379,483	—	379,483	—
Malta	47,556	—	47,556	—
Mongolia	5,182	—	5,182	—
Netherlands	1,905,211	—	1,905,211	—
New Zealand	924,369	—	924,369	—
Norway	1,118,786	—	1,118,786	—
Papua New Guinea	7,408	—	7,408	—
Peru	79,900	—	79,900	—
Portugal	410,288	—	410,288	—
Russia	7,881	—	7,881	—
Singapore	1,558,433	—	1,558,433	—
Spain	2,005,056	—	2,004,360	696
Sweden	3,815,543	—	3,815,543	—
Switzerland	4,717,506	—	4,717,506	—
United Arab Emirates	60,619	—	60,619	—
United Kingdom	21,358,889	—	21,356,535	2,354
United States	200,169	151,532	48,637	—
Rights	35,834	22,290	13,544	—
Warrants	83	—	83	—
Securities Lending Collateral	4,053,913	4,053,913	—	—
Total Investments in Securities	$105,431,038	$13,435,057	$91,880,376	$115,605

	Total Market Value at 03/31/13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Value Trust
Common Stocks
Australia	$2,161,595	—	$2,161,595	—
Belgium	10,538,155	—	10,538,155	—
Brazil	4,363,259	$4,363,259	—	—
Canada	55,906,803	55,906,803	—	—
China	19,028,468	4,368,814	14,659,654	—
Denmark	3,426,708	—	3,426,708	—
France	160,229,493	—	160,229,493	—
Germany	42,584,958	—	42,584,958	—
Hong Kong	23,750,122	—	23,750,122	—
India	7,868,013	—	7,868,013	—
Ireland	9,246,517	—	9,246,517	—
Italy	15,424,652	—	15,424,652	—
Japan	67,316,629	—	67,316,629	—
Netherlands	106,639,883	—	106,639,883	—
Norway	40,718,524	—	40,718,524	—
Singapore	18,437,866	14,996,181	3,441,685	—
South Korea	78,094,809	23,096,381	54,998,428	—
Spain	12,608,779	—	12,608,779	—
Sweden	12,676,685	—	12,676,685	—
Switzerland	110,396,866	12,474,287	97,922,579	—
Taiwan	20,830,925	—	20,830,925	—
United Kingdom	203,485,514	—	203,485,514	—
United States	9,820,820	9,820,820	—	—
Securities Lending Collateral	26,290,022	26,290,022	—	—
Short-Term Investments	19,000,000	—	19,000,000	—
Total Investments in Securities	$1,080,846,065	$151,316,567	$929,529,498	—

	Total Market Value at 03/31/13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investment Quality Bond Trust
U.S. Government & Agency Obligations	$120,794,200	—	$120,794,200	—
Foreign Government Obligations	4,762,201	—	4,762,201	—
Corporate Bonds	174,397,552	—	174,397,552	—
Capital Preferred Securities	1,094,160	—	1,094,160	—
Convertible Bonds	86,231	—	86,231	—
Municipal Bonds	13,333,409	—	13,333,409	—
Collateralized Mortgage Obligations	25,978,793	—	25,978,793	—
Asset Backed Securities	12,459,519	—	12,459,519	—
Preferred Securities	943,470	$943,470	—	—
Short-Term Investments	13,100,000	—	13,100,000	—
Total Investments in Securities	$366,949,535	$943,470	$366,006,065	—
Other Financial Instruments
Futures	($53,114)	($53,114)	—	—
Forward Foreign Currency Contracts	$61,989	—	$61,989	—
Interest Rate Swaps	($1,459,801)	—	($1,459,801)	—
Credit Default Swaps	$2,211,419	—	$2,211,419	—

	Total Market Value at 03/31/13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Mid Cap Stock Trust
Common Stocks
Consumer Discretionary	$180,390,311	$160,334,156	$20,056,155	—
Consumer Staples	24,331,544	24,331,544	—	—
Energy	38,055,937	38,055,937	—	—
Financials	66,877,206	66,857,580	19,626	—
Health Care	122,211,099	122,211,099	—	—
Industrials	75,500,304	75,500,304	—	—
Information Technology	203,483,196	203,483,196	—	—
Materials	45,380,857	45,380,857	—	—
Telecommunication Services	6,153,390	6,153,390	—	—
Securities Lending Collateral	186,150,753	186,150,753	—	—
Short-Term Investments	26,000,000	—	26,000,000	—
Total Investments in Securities	$974,534,597	$928,458,816	$46,075,781	—

	Total Market Value at 03/31/13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Mid Value Trust
Common Stocks
Consumer Discretionary	$68,462,876	$66,182,066	$2,280,810	—
Consumer Staples	84,134,111	84,134,111	—	—
Energy	83,133,426	83,133,426	—	—
Financials	196,213,381	195,585,328	628,053	—
Health Care	58,688,030	58,688,030	—	—
Industrials	69,934,422	69,934,422	—	—
Information Technology	55,599,921	55,599,921	—	—
Materials	65,680,507	63,486,349	2,194,158	—
Telecommunication Services	6,224,837	6,224,837	—	—
Utilities	71,763,501	71,763,501	—	—
Convertible Bonds
Financials	794,095	—	794,095	—
Materials	3,694,327	—	3,694,327	—
Securities Lending Collateral	96,882,239	96,882,239	—	—
Short-Term Investments	46,938,238	46,938,238	—	—
Total Investments in Securities	$908,143,911	$898,552,468	$9,591,443	—

	Total Market Value at 03/31/13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Mutual Shares Trust
Common Stocks
Consumer Discretionary	$53,254,246	$37,338,276	$15,915,970	—
Consumer Staples	99,138,094	71,114,439	28,023,655	—
Energy	74,848,068	57,364,596	17,483,472	—
Financials	112,079,694	96,826,273	12,058,313	$3,195,108
Health Care	65,540,309	65,540,309	—	—
Industrials	28,644,062	21,182,507	7,461,555	—
Information Technology	69,926,369	68,447,603	1,478,766	—
Materials	24,796,736	16,228,676	8,568,060	—
Telecommunication Services	11,555,224	—	11,555,224	—
Utilities	16,376,448	13,251,227	3,125,221	—
Corporate Bonds	14,919,218	—	14,919,218	—
Term Loans	10,703,705	—	10,703,705	—
Securities Lending Collateral	5,238,110	5,238,110	—	—
Short-Term Investments	75,185,745	—	75,185,745	—
Total Investments in Securities	$662,206,028	$452,532,016	$206,478,904	$3,195,108
Other Financial Instruments
Forward Foreign Currency Contracts	$2,191,375	—	$2,191,375	—

	Total Market Value at 03/31/13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Natural Resources Trust
Common Stocks
Energy	$107,652,923	$85,951,395	$21,701,528	—
Financials	668,220	668,220	—	—
Industrials	2,720,724	1,212,624	1,508,100	—
Materials	55,319,618	31,525,765	23,793,853	—
Utilities	3,974,770	3,974,770	—	—
Warrants	693,396	—	693,396	—
Securities Lending Collateral	9,208,100	9,208,100	—	—
Short-Term Investments	3,716,000	—	3,716,000	—
Total Investments in Securities	$183,953,751	$132,540,874	$51,412,877	—

	Total Market Value at 03/31/13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
New Income Trust
U.S. Government & Agency Obligations	$1,431,887,042	—	$1,431,887,042	—
Foreign Government Obligations	70,385,958	—	70,385,958	—
Corporate Bonds	814,221,843	—	814,221,843	—
Municipal Bonds	154,785,798	—	154,785,798	—
Term Loans	55,738,019	—	55,738,019	—
Collateralized Mortgage Obligations	163,181,210	—	163,181,210	—
Asset Backed Securities	129,014,995	—	129,014,995	—
Capital Preferred Securities	5,128,484	—	5,128,484	—
Short-Term Investments	141,131,446	$139,528,347	1,603,099	—
Total Investments in Securities	$2,965,474,795	$139,528,347	$2,825,946,448	—
Other Financial Instruments
Futures	($590,767)	($590,767)	—	—
Forward Foreign Currency Contracts	$1,636,801	—	$1,636,801	—

	Total Market Value at 03/31/13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Real Return Bond Trust
U.S. Government & Agency Obligations	$124,136,673	—	$124,736,011	—
Foreign Government Obligations	11,180,801	—	11,180,801	—
Corporate Bonds	16,801,737	—	16,801,737	—
Collateralized Mortgage Obligations	10,579,609	—	10,015,846	$563,763
Asset Backed Securities	5,526,537	—	5,526,537	—
Purchased Options	14,079	—	14,079	—
Short-Term Investments	69,811,140	—	69,211,802	—
Total Investments in Securities	$238,050,576	—	$237,486,813	$563,763
Other Financial Instruments
Futures	$9,861	$9,861	—	—
Forward Foreign Currency Contracts	$67,267	—	$67,267	—
Written Options	($43,371)	—	($38,009)	($5,362)
Inflation Swaps	$137,084	—	$137,084	—
Interest Rate Swaps	$101,354	—	$101,354	—
Credit Default Swaps	($6,221)	—	($6,221)	—

	Total Market Value at 03/31/13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Science & Technology Trust
Common Stocks
Consumer Discretionary	$19,881,765	$19,881,765	—	—
Health Care	3,169,292	3,169,292	—	—
Industrials	3,663,298	3,663,298	—	—
Information Technology	293,532,708	281,609,017	$11,856,357	$67,334
Materials	1,592,096	852,962	739,134	—
Telecommunication Services	1,241,363	—	1,241,363	—
Preferred Securities
Information Technology	3,726,253	—	553,646	3,172,607
Securities Lending Collateral	39,051,683	39,051,683	—	—
Short-Term Investments	14,929,955	9,872,955	5,057,000	—
Total Investments in Securities	$380,788,413	$358,100,972	$19,447,500	$3,239,941

	Total Market Value at 03/31/13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Short Term Government Income Trust
U.S. Government & Agency Obligations	$495,465,612	—	$495,465,612	—
Collateralized Mortgage Obligations	41,298,698	—	41,298,698	—
Preferred Securities	224,839	$224,839	—	—
Short-Term Investments	21,049,000	—	21,049,000	—
Total Investments in Securities	$558,038,149	$224,839	$557,813,310	—
Other Financial Instruments
Futures	($45,380)	($45,380)	—	—

	Total Market Value at 03/31/13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Small Cap Growth Trust
Common Stocks
Consumer Discretionary	$86,118,743	$80,085,899	$6,032,844	—
Consumer Staples	11,559,390	11,559,390	—	—
Energy	27,198,501	27,198,501	—	—
Financials	20,236,202	19,938,724	297,478	—
Health Care	55,081,229	53,093,764	1,987,465	—
Industrials	79,454,269	79,454,269	—	—
Information Technology	111,309,668	111,309,668	—	—
Materials	24,261,459	24,261,459	—	—
Investment Companies	5,161,225	5,161,225	—	—
Securities Lending Collateral	120,216,997	120,216,997	—	—
Short-Term Investments	600,000	—	600,000	—
Total Investments in Securities	$541,197,683	$532,279,896	$8,917,787	—

	Total Market Value at 03/31/13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Small Cap Index Trust
Common Stocks
Consumer Discretionary	$47,840,937	$47,840,937	—	—
Consumer Staples	12,312,164	12,312,164	—	—
Energy	20,981,099	20,981,099	—	—
Financials	79,149,354	79,149,265	—	$89
Health Care	42,091,778	42,089,702	—	2,076
Industrials	53,866,183	53,785,172	$81,011	—
Information Technology	56,860,558	56,860,558	—	—
Materials	18,486,834	18,486,834	—	—
Telecommunication Services	2,264,038	2,264,038	—	—
Utilities	11,392,453	11,392,453	—	—
Investment Companies	47,608	47,608	—	—
Warrants	407	407	—	—
Securities Lending Collateral	89,204,697	89,204,697	—	—
Short-Term Investments	19,886,000	—	19,886,000	—
Total Investments in Securities	$454,384,110	$434,414,934	$19,967,011	$2,165
Other Financial Instruments
Futures	$362,577	$362,577	—	—

	Total Market Value at 03/31/13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Small Cap Opportunities Trust
Common Stocks
Consumer Discretionary	$21,617,187	$21,617,187	—	—
Consumer Staples	5,360,528	5,360,528	—	—
Energy	14,474,226	14,474,226	—	—
Financials	38,626,525	38,625,804	—	$721
Health Care	15,216,338	15,199,824	—	16,514
Industrials	30,905,910	30,901,815	—	4,095
Information Technology	24,681,084	24,681,084	—	—
Materials	12,595,725	12,595,725	—	—
Telecommunication Services	816,145	816,145	—	—
Utilities	1,168,468	1,168,468	—	—
Securities Lending Collateral	31,109,133	31,109,133	—	—
Short-Term Investments	479,145	479,145	—	—
Total Investments in Securities	$197,050,414	$197,029,084	—	$21,330

	Total Market Value at 03/31/13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Smaller Company Growth Trust
Common Stocks
Consumer Discretionary	$30,672,080	$30,672,080	—	—
Consumer Staples	4,541,694	4,541,694	—	—
Energy	15,645,457	15,645,457	—	—
Financials	15,546,780	15,546,780	—	—
Health Care	40,103,186	40,102,741	—	$445
Industrials	50,663,599	50,658,175	$5,424	—
Information Technology	48,019,812	48,019,812	—	—
Materials	9,181,101	9,181,101	—	—
Telecommunication Services	6,052,633	6,052,633	—	—
Rights
Health Care	1,635	1,635	—	—
Warrants
Energy	1,086	1,086	—	—
Securities Lending Collateral	52,952,839	52,952,839	—	—
Short-Term Investments	2,929,578	1,568,578	1,361,000	—
Total Investments in Securities	$276,311,480	$274,944,611	$1,366,424	$445
Other Financial Instruments
Futures	$14,088	$14,088	—	—

	Total Market Value at 03/31/13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Strategic Equity Allocation Trust
Common Stocks
Consumer Discretionary	$918,881,442	$697,771,573	$221,109,869	—
Consumer Staples	817,804,518	563,576,342	254,228,176	—
Energy	736,966,307	586,082,264	150,884,043	—
Financials	1,508,304,146	985,608,699	522,695,314	$133
Health Care	927,329,222	710,997,479	216,329,375	2,368
Industrials	923,991,561	659,693,311	263,001,804	1,296,446
Information Technology	1,117,490,003	1,026,164,247	91,325,756	—
Materials	414,864,778	228,726,512	185,854,575	283,691
Telecommunication Services	262,346,798	158,392,943	103,953,855	—
Utilities	290,242,045	213,706,900	76,535,145	—
Preferred Securities
Consumer Discretionary	8,644,095	—	8,644,095	—
Consumer Staples	3,134,190	—	3,134,190	—
Utilities	263,542	—	263,542	—
Investment Companies	46,179,284	46,179,284	—	—
Warrants	464	464	—	—
Securities Lending Collateral	495,414,505	495,414,505	—	—
Short-Term Investments	117,207,000	—	117,207,000	—
Total Investments in Securities	$8,589,063,900	$6,372,314,523	$2,215,166,739	$1,582,638
Other Financial Instruments
Futures	$296,731	$296,731	—	—

	Total Market Value at 03/31/13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Strategic Income Opportunities Trust
Foreign Government Obligations	$133,893,893	—	$133,893,893	—
Corporate Bonds	216,573,932	—	214,793,225	$1,780,707
Capital Preferred Securities	14,271,500	—	14,271,500	—
Convertible Bonds	8,172,323	—	8,172,323	—
Municipal Bonds	176,217	—	176,217	—
Term Loans	37,977,581	—	37,977,581	—
Collateralized Mortgage Obligations	23,302,323	—	23,012,805	289,518
Asset Backed Securities	5,278,311	—	5,278,311	—
Common Stocks	8,985,812	$8,961,602	24,210	—
Preferred Securities	30,831,259	27,672,842	2,831,792	326,625
Investment Companies	684,484	684,484	—	—
Escrow Certificates	14,150	—	—	14,150
Purchased Options	446,497	—	446,497	—
Warrants	11,344	—	11,344	—
Short-Term Investments	13,929,688	—	13,929,688	—
Total Investments in Securities	$494,549,314	$37,318,928	$454,819,386	$2,411,000
Other Financial Instruments
Forward Foreign Currency Contracts	($209,656)	—	($209,656)	—

	Total Market Value at 03/31/13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Total Bond Market Trust B
U.S. Government & Agency Obligations	$384,034,602	—	$384,034,602	—
Foreign Government Obligations	12,450,211	—	12,450,211	—
Corporate Bonds	117,729,752	—	117,729,752	—
Municipal Bonds	4,641,911	—	4,641,911	—
Collateralized Mortgage Obligations	14,061,364	—	14,061,364	—
Asset Backed Securities	650,180	—	650,180	—
Securities Lending Collateral	205,884	$205,884	—	—
Short-Term Investments	26,337,621	26,337,621	—	—
Total Investments in Securities	$560,111,525	$26,543,505	$533,568,020	—

	Total Market Value at 03/31/13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Total Return Trust
U.S. Government & Agency Obligations	$3,015,040,634	—	$3,015,040,634	—
Foreign Government Obligations	$383,232,345	—	$383,232,345	—
Corporate Bonds	502,505,288	—	502,505,288	—
Capital Preferred Securities	6,064,500	—	6,064,500	—
Municipal Bonds	153,250,452	—	153,250,452	—
Term Loans	7,139,938	—	7,139,938	—
Collateralized Mortgage Obligations	179,060,460	—	179,060,460	—
Asset Backed Securities	48,879,318	—	48,879,318	—
Preferred Securities	16,943,633	—	8,377,326	$8,566,307
Short-Term Investments	96,449,386	—	96,449,386	—
Total Investments in Securities	$4,408,565,954	—	$4,399,999,647	$8,566,307
Other Financial Instruments
Futures	$2,442,715	$2,442,715	—	—
Forward Foreign Currency Contracts	$3,475,816	—	$3,475,816	—
Written Options	($801,732)	—	($726,142)	($75,590)
Interest Rate Swaps	($8,474,945)	—	($8,474,945)	—
Credit Default Swaps	$2,580,612	—	$2,580,612	—

	Total Market Value at 03/31/13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Total Stock Market Index Trust
Common Stocks
Consumer Discretionary	$56,884,071	$56,884,071	—	—
Consumer Staples	43,729,965	43,513,746	$216,219	—
Energy	48,505,499	48,505,499	—	—
Financials	73,224,341	73,224,324	—	$17
Health Care	49,664,401	49,663,163	—	1,238
Industrials	46,605,594	46,593,719	11,875	—
Information Technology	76,483,511	76,483,511	—	—
Materials	16,585,361	16,585,361	—	—
Telecommunication Services	11,339,756	11,339,756	—	—
Utilities	14,339,141	14,339,141	—	—
Corporate Bonds
Financials	2,522	—	2,522	—
Rights	20,640	20,640	—	—
Warrants	623	623	—	—
Securities Lending Collateral	23,049,961	23,049,961	—	—
Short-Term Investments	17,845,000	—	17,845,000	—
Total Investments in Securities	$478,280,386	$460,203,515	$18,075,616	$1,255
Other Financial Instruments
Futures	$291,840	$291,840	—	—

	Total Market Value at 03/31/13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Utilities Trust
Common Stocks
Consumer Discretionary	$22,255,870	$19,994,317	$2,261,553	—
Energy	30,521,517	30,521,517	—	—
Telecommunication Services	35,798,615	21,922,609	13,876,006	—
Utilities	94,892,943	69,883,459	25,009,484	—
Preferred Securities
Telecommunication Services	344,466	344,466	—	—
Utilities	11,848,121	11,848,121	—	—
Corporate Bonds
Energy	1,131,900	—	1,131,900	—
Utilities	311,225	—	311,225	—
Convertible Bonds
Consumer Discretionary	1,600,528	—	1,600,528	—
Telecommunication Services	1,485,466	—	1,485,466	—
Energy	101,732	101,732	—	—
Securities Lending Collateral	8,818,943	8,818,943	—	—
Short-Term Investments	9,657,000	—	9,657,000	—
Total Investments in Securities	$218,768,326	$163,435,164	$55,333,162	—
Other Financial Instruments
Forward Foreign Currency Contracts	$603,234	—	$603,234	—

	Total Market Value at 03/31/13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Value Trust
Common Stocks
Consumer Discretionary	$66,169,607	$66,169,607	—	—
Consumer Staples	28,862,594	28,862,594	—	—
Energy	28,991,080	28,991,080	—	—
Financials	100,074,206	100,074,206	—	—
Health Care	42,577,562	42,577,562	—	—
Industrials	63,891,169	63,891,169	—	—
Information Technology	60,508,008	60,508,008	—	—
Materials	43,365,441	43,365,441	—	—
Telecommunication Services	13,056,708	13,056,708	—	—
Utilities	27,575,281	27,575,281	—	—
Preferred Securities
Financials	5,036,747	5,036,747	—	—
Health Care	3,360,500	—	$3,360,500	—
Convertible Bonds
Health Care	6,147,821	—	6,147,821	—
Short-Term Investments	36,873,897	36,873,897	—	—
Total Investments in Securities	$526,490,621	$516,982,300	$9,508,321	—

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

Financial Services Trust
	Financials
Balance as of 12-31-12	$2,301,970
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	86,635
Purchases	-
Sales	-
Transfers into Level 3	-
Transfers out of Level 3	-
Balance as of 3-31-13	$2,388,605
Change in unrealized at period end*	$86,635

Global Bond Trust
	Preferred Securities	Term Loans	Total
Balance as of 12-31-12	$2,044,309	-	$2,044,309
Realized gain (loss)	-	-	-
Change in unrealized appreciation (depreciation)	16,495	$41,500	$57,995
Purchases	-	8,258,500	8,258,500
Sales	-	-	-
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-
Balance as of 3-31-13	$2,060,804	$8,300,000	$10,360,804
Change in unrealized at period end*	$16,495	$41,500	$57,995

High Yield Trust
	Corporate Bonds	Convertible Bonds	Term Loans	Common Stocks	Escrow Certificates	Total
Balance as of 12-31-12	$1,117,020	$28,400	-	$3,174,175	$55,335	$4,374,930
Realized gain (loss)	-	-	-	-	-	-
Change in unrealized appreciation (depreciation)	62,590	(47,275)	-	141,663	(55,335)	101,643
Purchases	-	224,520	1,200,000	-	-	1,424,520
Sales	-	(112,260)	-	-	-	(112,260)
Transfers into Level 3	-	-	-	-	-	-
Transfers out of Level 3	-	-	-	-	-	-
Balance as of 3-31-13	$1,179,610	$93,385	$1,200,000	$3,315,838	-	$5,788,833
Change in unrealized at period end*	$62,590	($47,275)	-	$141,663	-	$156,978

Strategic Income Opportunities Trust
	Corporate Bonds	Collateralized Mortgage Obligations	Common Stocks	Preferred Securities	Escrow Certificates	Total
Balance as of 12-31-12	$2,104,430	$298,241	$15,691	$437,383	$15,034	$2,870,779
Realized gain (loss)	15,174	-	-	-	-	15,174
Change in unrealized appreciation (depreciation)	(124,551)	(2,401)	8,519	47,182	(773)	(72,024)
Purchases	-	189,784	-	325,000	-	514,784
Sales	(214,346)	(196,106)	-	-	(111)	(410,563)
Transfers into Level 3	-	-	-	-	-	-
Transfers out of Level 3	-	-	(24,210)	(482,940)	-	(507,150)
Balance as of 3-31-13	$1,780,707	$289,518	-	$326,625	$14,150	$2,411,000
Change in unrealized at period end*	($124,551)	($2,401)	-	$1,625	($773)	($126,100)
*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end.

Repurchase agreements. The Portfolios may enter into repurchase agreements. When a Portfolio enters into a repurchase agreement, it receives collateral, which is held in a segregated account by the Portfolio’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the Portfolio.

When-issued/delayed delivery securities. The Portfolios may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments or in a schedule to the Portfolio of Investments (Sale Commitments Outstanding). At the time that a Portfolio enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the Portfolio’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Portfolio until payment takes place. At the time that the Portfolio enters into this type of transaction, the Portfolio is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

Term loans (Floating rate loans). Certain Portfolios may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A Portfolio’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. A Portfolio’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the Portfolio’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. A Portfolio may have limited rights to enforce the terms of an underlying loan.

At March 31, 2013, High Yield Trust, Mutual Shares Trust and Strategic Income Opportunities Trust had $248,789, $604,142 and $17,587,308 in unfunded loan commitments outstanding, respectively.

Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted to a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. Excess amounts are recorded as an adjustment to cost.

Payment-in-kind bonds. The Portfolios may invest in payment-in-kind bonds (PIK Bonds). PIK Bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The market prices of PIK Bonds are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay cash interest periodically. The Portfolios accrue income on these securities and this income is required to be distributed to shareholders. Because no cash is received at the time income accrues on these securities, the Portfolios may need to sell other investments to make distributions.

Real estate investment trusts. The Portfolios may invest in real estate investment trusts (REITs) and, as a result, will estimate the components of distributions from these securities. Such estimates are revised when actual components of distributions are known. Distributions from REITs received in excess of income may be recorded as a reduction of cost of investments and/or as a realized gain.

Stripped securities. Stripped mortgage-backed securities are financial instruments structured to separate principal and interest cash flows so that one class receives only principal payments from the underlying mortgage assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped mortgage-backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolios may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that the Portfolios may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Cost of investment securities for federal income tax purposes. The costs of investments owned on March 31, 2013, including short-term investments, for federal income tax purposes, were as follows:

Portfolio	Aggregate Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
500 Index Trust B	$1,917,495,572	$740,260,730	($48,649,282)	$691,611,448
Active Bond Trust	1,270,037,552	85,393,799	(28,259,164)	57,134,635
All Cap Core Trust	350,432,147	53,859,344	(3,313,950)	50,545,394
All Cap Value Trust	467,731,752	87,578,653	(1,832,791)	85,745,862
Alpha Opportunities Trust	922,657,669	113,524,743	(12,155,226)	101,369,517
American Asset Allocation Trust	1,203,590,133	524,371,727	-	524,371,727
American Global Growth Trust	166,195,068	8,305,147	-	8,305,147
American Global Small Capitalization Trust	96,171,460	-	(2,431,915)	(2,431,915)
American Growth Trust	923,604,957	191,745,443	-	191,745,443
American Growth-Income Trust	1,082,078,221	258,080,298	-	258,080,298
American High-Income Bond Trust	105,585,034	-	(152,294)	(152,294)
American International Trust	706,131,017	-	(4,202,708)	(4,202,708)
American New World Trust	80,436,166	-	(2,518,215)	(2,518,215)
Blue Chip Growth Trust	1,304,182,948	571,281,005	(10,361,850)	560,919,155
Bond Trust	8,115,386,518	187,526,740	(57,694,583)	129,832,157
Bond PS Series	255,671,800	4,173,609	(907,225)	3,266,384
Capital Appreciation Trust	876,252,779	269,198,623	(5,473,573)	263,725,050
Capital Appreciation Value Trust	301,903,177	47,007,695	(511,843)	46,495,852
Core Allocation Plus Trust	182,172,899	16,620,562	(2,349,160)	14,271,402
Core Bond Trust	1,924,012,993	21,150,724	(4,772,913)	16,377,811
Core Fundamental Holdings Trust	327,496,071	31,211,684	(561,879)	30,649,805
Core Global Diversification Trust	330,405,478	24,650,998	(460,537)	24,190,461
Core Strategy Trust	743,179,889	50,945,005	(2,364,907)	48,580,098
Disciplined Diversification Trust	202,958,651	62,083,065	(11,469,946)	50,613,119
Emerging Markets Value Trust	1,153,752,867	224,348,070	(174,972,821)	49,375,249
Equity-Income Trust	1,764,348,846	540,858,687	(42,335,267)	498,523,420
Financial Services Trust	141,239,576	34,219,886	(7,662,049)	26,557,837
Franklin Templeton Founding Allocation Trust	1,224,699,355	73,979,593	-	73,979,593
Fundamental All Cap Core Trust	1,249,772,753	240,420,314	(60,721,774)	179,698,540
Fundamental Holdings Trust	832,567,641	252,249,511	-	252,249,511
Fundamental Large Cap Value Trust	481,965,628	97,177,040	(7,104,140)	90,072,900
Fundamental Value Trust	1,198,356,121	443,444,014	(21,629,083)	421,814,931
Global Trust	629,117,590	95,077,468	(85,957,147)	9,120,321
Global Bond Trust	970,345,049	26,183,970	(22,143,494)	4,040,476
Global Diversification Trust	657,796,212	127,784,893	-	127,784,893
Growth Equity Trust	402,804,962	76,497,486	(3,476,934)	73,020,552
Health Sciences Trust	150,967,261	69,106,086	(5,541,170)	63,564,916
Heritage Trust	132,737,561	32,229,701	(704,765)	31,524,936
High Yield Trust	264,818,014	17,973,712	(12,102,785)	5,870,927
Income Trust	435,415,418	61,146,633	(37,521,519)	23,625,114
International Core Trust	748,404,817	71,807,164	(61,259,259)	10,547,905
International Equity Index Trust B	577,691,793	155,428,157	(55,282,879)	100,145,278
International Growth Stock Trust	459,255,536	70,542,733	(8,547,611)	61,995,122
International Small Company Trust	107,586,491	23,182,971	(25,338,424)	(2,155,453)
International Value Trust	1,095,717,434	129,273,276	(144,144,645)	(14,871,369)
Investment Quality Bond Trust	345,003,960	23,321,844	(1,376,269)	21,945,575
Lifestyle Aggressive Trust	374,109,039	79,851,123	(4,772,129)	75,078,994
Lifestyle Balanced PS Series	166,943,494	12,759,146	-	12,759,146
Lifestyle Balanced Trust	10,401,472,887	1,711,107,112	-	1,711,107,112
Lifestyle Conservative PS Series	54,966,990	2,623,818	-	2,623,818
Lifestyle Conservative Trust	2,611,104,589	194,654,149	-	194,654,149
Lifestyle Growth PS Series	171,719,380	17,440,022	(29,804)	17,410,218
Lifestyle Growth Trust	12,600,455,452	2,221,046,970	(69,645,501)	2,151,401,469
Lifestyle Moderate PS Series	83,386,348	5,809,132	-	5,809,132
Lifestyle Moderate Trust	3,190,747,982	425,128,308	(243,850)	424,884,458
Mid Cap Index Trust	583,055,070	254,440,392	(14,951,131)	239,489,261
Mid Cap Stock Trust	853,335,622	127,861,117	(6,662,142)	121,198,975
Mid Cap Value Equity Trust	129,926,402	30,285,984	(492,746)	29,793,238
Mid Value Trust	758,299,094	165,934,976	(16,090,159)	149,844,817
Mutual Shares Trust	565,243,055	122,220,906	(25,257,933)	96,962,973
Natural Resources Trust	182,195,775	13,965,498	(12,207,522)	1,757,976
New Income Trust	2,879,252,316	97,587,470	(11,364,991)	86,222,479
Real Estate Securities Trust	432,365,031	46,052,725	(2,215,076)	43,837,649
Real Return Bond Trust	231,996,879	6,500,966	(447,269)	6,053,697
Science & Technology Trust	365,929,196	31,951,650	(17,092,433)	14,859,217
Short Term Government Income Trust	553,792,759	6,436,447	(2,191,057)	4,245,390
Small Cap Growth Trust	470,699,787	72,759,758	(2,261,862)	70,497,896
Small Cap Index Trust	347,613,000	122,240,593	(15,469,483)	106,771,110
Small Cap Opportunities Trust	152,213,460	51,467,967	(6,631,013)	44,836,954
Small Cap Value Trust	574,430,403	195,737,176	(6,481,183)	189,255,993
Small Company Growth Trust	101,376,385	34,333,054	(1,591,484)	32,741,570
Small Company Value Trust	348,772,423	126,648,991	(14,336,667)	112,312,324
Smaller Company Growth Trust	231,841,184	49,957,579	(5,487,283)	44,470,296
Strategic Equity Allocation Trust	7,570,301,723	1,223,266,708	(204,504,531)	1,018,762,177
Strategic Income Opportunities Trust	464,495,668	38,380,029	(8,326,383)	30,053,646
Total Bond Market Trust B	524,917,712	36,729,460	(1,535,647)	35,193,813
Total Return Trust	4,296,029,278	123,507,907	(10,971,231)	112,536,676
Total Stock Market Index Trust	356,706,967	150,710,744	(29,137,325)	121,573,419
Ultra Short Term Bond Trust	123,751,665	(941,448)	18,073	(923,375)
U.S. Equity Trust	832,238,343	185,846,633	(4,532,405)	181,314,228
Utilities Trust	188,433,648	36,793,081	(6,458,403)	30,334,678
Value Trust	434,667,505	99,023,467	(7,200,351)	91,823,116

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the Portfolios to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the Portfolios to unlimited risk of loss.

The following table summarizes the contracts held at March 31, 2013 and details how the Portfolios used futures contracts during the period ended March 31, 2013.

500 Index Trust B
The Portfolio used futures contracts as a substitute for securities purchased.
Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)
500 Index Trust B	S&P 500 Index Futures	249	Long	Jun 2013	$96,180,476	$97,278,075	$1,097,599
							$1,097,599

Active Bond Trust
The Portfolio used futures contracts to manage duration.
Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)
Active Bond Trust	U.S. Treasury 10-Year Note Futures	85	Long	Jun 2013	$11,215,866	$11,218,672	$2,806
							$2,806

All Cap Core Trust
The Portfolio used futures contracts as a substitute for securities purchased.
Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)
All Cap Core Trust	Russell 2000 Mini Index Futures	2	Long	Jun 2013	$188,699	$189,780	$1,081
	S&P 500 E-Mini Index Futures	48	Long	Jun 2013	3,719,201	3,750,480	31,279
							$32,360

Bond Trust
The Portfolio used futures contracts to manage duration.
Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)
Bond Trust	U.S. Treasury 10-Year Note Futures	2,160	Short	Jun 2013	($284,114,230)	($285,086,250)	($972,020)
							($972,020)

Bond PS Series
The Portfolio used futures contracts to manage duration.
Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)
Bond PS Series	U.S. Treasury 10-Year Note Futures	45	Short	Jun 2013	($5,918,984)	($5,939,297)	($20,313)
							($20,313)

Core Allocation Plus Trust
The Portfolio used futures contracts to manage duration, manage against anticipated interest rate changes, gain exposure to treasuries markets, gain exposure to foreign bond markets and as a substitute for securities purchased.
Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)
Core Allocation Plus Trust	MSCI EAFE Mini Index Futures	134	Long	Jun 2013	$11,188,450	$11,116,640	($71,810)
	S&P 500 E-Mini Index Futures	20	Long	Jun 2013	1,537,791	1,562,700	24,909
	U.S. Treasury 2-Year Note Futures	10	Long	Jun 2013	2,204,391	2,204,531	140
	U.S. Treasury 5-Year Note Futures	26	Long	Jun 2013	3,221,611	3,225,422	3,811
	U.S. Treasury 10-Year Note Futures	6	Long	Jun 2013	788,771	791,906	3,135
	U.S. Treasury 30-Year Bond Futures	7	Long	Jun 2013	1,006,316	1,011,281	4,965
	German Euro BUND Futures	4	Short	Jun 2013	(737,523)	(745,986)	(8,463)
	U.S. Treasury 5-Year Note Futures	13	Short	Jun 2013	(1,611,116)	(1,612,711)	(1,595)
	U.S. Treasury 10-Year Note Futures	4	Short	Jun 2013	(526,665)	(527,938)	(1,273)
	Ultra Long U.S. Treasury Bond Futures	18	Short	Jun 2013	(2,847,065)	(2,836,688)	10,377
							($35,804)

Global Bond Trust
The Portfolio used futures contracts to manage duration, manage against anticipated interest rate changes, maintain diversity and liquidity of the Portfolio, gain exposure to foreign bond markets and gain exposure to treasuries markets.
Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)
Global Bond Trust	3-Month EURIBOR Interest Rate Futures	19	Long	Sep 2014	$6,062,025	$6,062,914	$889
	3-Month EURIBOR Interest Rate Futures	90	Long	Dec 2014	28,611,778	28,701,761	89,983
	3-Month EURIBOR Interest Rate Futures	689	Long	Mar 2015	219,441,769	219,595,445	153,676
	3-Month EURIBOR Interest Rate Futures	469	Long	Jun 2015	149,233,301	149,380,193	146,892
	3-Month EURIBOR Interest Rate Futures	351	Long	Sep 2015	111,606,792	111,711,902	105,110
	3-Month EURIBOR Interest Rate Futures	245	Long	Dec 2015	77,820,722	77,908,808	88,086
	3-Month Sterling Interest Rate Futures	574	Long	Dec 2014	108,147,544	108,420,904	273,360
	3-Month Sterling Interest Rate Futures	232	Long	Jun 2015	43,749,382	43,777,626	28,244
	3-Month Sterling Interest Rate Futures	371	Long	Sep 2015	69,899,763	69,957,136	57,373
	3-Month Sterling Interest Rate Futures	200	Long	Dec 2015	37,648,393	37,682,353	33,960
	3-Year Australian Treasury Bond Futures	363	Long	Jun 2013	40,940,548	41,182,326	241,778
	German Euro BOBL Futures	195	Long	Jun 2013	31,516,477	31,675,046	158,569
	German Euro BUND Futures	374	Long	Jun 2013	68,871,579	69,749,680	878,101
	U.S. Treasury 10-Year Note Futures	1,086	Long	Jun 2013	142,773,371	143,335,031	561,660
	10-Year Canada Government Bond Futures	69	Short	Jun 2013	(9,026,909)	(9,171,019)	(144,110)
	Euro BTP Italian Government Bond Futures	141	Short	Jun 2013	(19,722,518)	(19,612,202)	110,316
	U.K. Long GILT Bond Futures	69	Short	Jun 2013	(12,056,833)	(12,453,136)	(396,303)
	U.S. Treasury 30-Year Bond Futures	78	Short	Jun 2013	(11,116,115)	(11,268,563)	(152,448)
							$2,235,136

High Yield Trust
The Portfolio used futures contracts to manage against anticipated interest rate changes.
Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)
High Yield Trust	U.S. Treasury 30-Year Bond Futures	4	Short	Jun 2013	($572,300)	($577,875)	($5,575)
							($5,575)

International Core Trust
The Portfolio used futures contracts as a substitute for securities purchased.
Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Cost	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
International Core Trust	CAC 40 Index Futures	61	Long	Apr 2013	$2,968,353	$2,918,159	($50,194)
	DAX Index Futures	26	Long	Jun 2013	6,661,800	6,499,400	(162,400)
	FTSE 100 Index Futures	10	Long	Jun 2013	968,351	966,826	(1,525)
	FTSE MIB Index Futures	161	Long	Jun 2013	16,308,326	15,516,528	(791,798)
	SGX MSCI Singapore Index Futures	34	Long	Apr 2013	2,020,172	2,043,810	23,638
	TOPIX Index Futures	70	Long	Jun 2013	7,362,799	7,749,776	386,977
	ASX SPI 200 Index Futures	29	Short	Jun 2013	(3,823,150)	(3,749,261)	73,889
	S&P TSE 60 Index Futures	129	Short	Jun 2013	(18,644,664)	(18,512,202)	132,462
							($388,951)

International Equity Index Trust B
The Portfolio used futures contracts to gain exposure to certain securities markets and as a substitute for securities purchased.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)
International Equity Index Trust B	MSCI EAFE Mini Index Futures	98	Long	Jun 2013	$8,174,815	$8,130,080	($44,735)
	MSCI Emerging Market Mini Futures	120	Long	Jun 2013	6,345,286	6,164,400	(180,886)
	MSCI Taiwan Index Futures	131	Long	Apr 2013	3,685,859	3,725,640	39,781
							($185,840)

Investment Quality Bond Trust
The Portfolio used futures contracts to manage duration, manage against anticipated interest rate changes, gain exposure to foreign bond markets and to gain exposure to treasuries markets.
Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)
Investment Quality Bond Trust	U.S. Treasury 2-Year Note Futures	39	Long	Jun 2013	$8,597,126	$8,597,672	$546
	U.S. Treasury 5-Year Note Futures	85	Long	Jun 2013	10,532,114	10,544,648	12,534
	U.S. Treasury 10-Year Note Futures	84	Long	Jun 2013	11,044,254	11,086,688	42,434
	German Euro BUND Futures	24	Short	Jun 2013	(4,425,135)	(4,475,915)	(50,780)
	Ultra Long U.S. Treasury Bond Futures	15	Short	Jun 2013	(2,372,554)	(2,363,906)	8,648
	U.S. Treasury 30-Year Bond Futures	41	Short	Jun 2013	(5,856,723)	(5,923,219)	(66,496)
							($53,114)

Mid Cap Index Trust
The Portfolio used futures contracts as a substitute for securities purchased.
Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)
Mid Cap Index Trust	S&P MidCap 400 E-Mini Index Futures	139	Long	Jun 2013	$15,712,877	$15,998,900	$286,023
							$286,023

New Income Trust
The Portfolio used futures contracts to manage duration.
Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)
New Income Trust	U.S. Treasury 5-Year Note Futures	103	Short	Jun 2013	($12,765,151)	($12,777,633)	($12,482)
	U.S. Treasury 10-Year Note Futures	1,478	Short	Jun 2013	(194,494,621)	(195,072,906)	(578,285)
							($590,767)

Real Return Bond Trust
The Portfolio used futures contracts to manage duration.
Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)
Real Return Bond Trust	90-Day Eurodollar Futures	17	Long	Sep 2015	$4,212,888	$4,216,425	$3,537
	90-Day Eurodollar Futures	38	Long	Mar 2016	9,394,400	9,400,724	6,324
							$9,861

Short Term Government Income Trust
The Portfolio used futures contracts to manage duration.
Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)
Short Term Government Income Trust	U.S. Treasury 5-Year Note Futures	355	Short	Jun 2013	($43,994,034)	($44,039,414)	($45,380)
							($45,380)
Small Cap Index Trust
The Portfolio used futures contracts as a substitute for securities purchased.
Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)
Small Cap Index Trust	Russell 2000 Mini Index Futures	227	Long	Jun 2013	$21,177,453	$21,540,030	$362,577
							$362,577

Smaller Company Growth Trust
The Portfolio used futures contracts as a substitute for securities purchased.
Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)
Smaller Company Growth Trust	Russell 2000 Mini Index Futures	8	Long	Jun 2013	$745,032	$759,120	$14,088
							$14,088

Strategic Equity Allocation Trust
The Portfolio used futures contracts as a substitute for securities purchased.
Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)
Strategic Equity Allocation Trust	MSCI EAFE Mini Index Futures	1,117	Long	Jun 2013	$93,241,043	$92,666,320	($574,723)
	Russell 2000 Mini Index Futures	55	Long	Jun 2013	5,031,305	5,218,950	187,645
	S&P 500 Index Futures	285	Long	Jun 2013	110,706,206	111,342,375	636,169
	S&P MidCap 400 E-Mini Index Futures	20	Long	Jun 2013	2,254,360	2,302,000	47,640
							$296,731

Total Return Trust
The Portfolio used futures contracts to manage duration, manage against anticipated interest rate changes, maintain diversity and liquidity of the Portfolio and gain exposure to foreign bond markets and gain exposure to treasuries markets.
Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)
Total Return Trust	90-day Eurodollar Futures	1,747	Long	Jun 2015	$433,059,144	$433,714,588	$655,444
	90-day Eurodollar Futures	247	Long	Sep 2015	61,158,431	61,262,175	103,744
	90-day Eurodollar Futures	1,297	Long	Dec 2015	321,367,886	321,299,325	(68,561)
	90-day Eurodollar Futures	378	Long	Mar 2016	93,543,594	93,512,465	(31,129)
	90-day Eurodollar Futures	24	Long	Jun 2016	5,930,706	5,928,000	(2,706)
	90-day Eurodollar Futures	16	Long	Sep 2016	3,947,891	3,945,400	(2,491)
	3-Month EURIBOR Interest Rate Futures	49	Long	Dec 2014	15,598,249	$15,626,514	28,265
	3-Month EURIBOR Interest Rate Futures	43	Long	Mar 2015	13,706,307	13,704,796	(1,511)
	3-Month EURIBOR Interest Rate Futures	41	Long	Jun 2015	13,059,116	13,058,823	(293)
	U.S. Treasury 10-Year Note Futures	2,104	Long	Jun 2013	275,828,306	277,695,125	1,866,819
	German Euro BUND Futures	47	Short	Jun 2013	(8,660,468)	(8,765,334)	(104,866)
							$2,442,715

Total Stock Market Index Trust
The Portfolio used futures contracts as a substitute for securities purchased.
Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)
Total Stock Market Index Trust	Russell 2000 Mini Index Futures	26	Long	Jun 2013	$2,427,815	$2,467,140	$39,325
	S&P 500 Index Futures	41	Long	Jun 2013	15,800,788	16,017,675	216,887
	S&P MidCap 400 E-Mini Index Futures	13	Long	Jun 2013	1,460,672	1,496,300	35,628
							$291,840
Notional basis refers to the contractual amount agreed upon at inception of the open contracts; notional value represents the current value of the open contracts.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the Portfolio’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Portfolio as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

The following table summarizes the contracts held at March 31, 2013 and details how the Portfolios used forward foreign currency contracts during the period ended March 31, 2013.

Core Allocation Plus Trust
The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes and gain exposure to foreign currencies.

Portfolio	Currency	Principal Amount Covered by Contract	Principal Amount Covered by Contract (USD)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Core Allocation Plus Trust	Buys
	Brazilian Real	398,000	$198,118	UBS AG	4/2/2013	($1,162)
	Norwegian Krone	1,780,000	304,085	Morgan Stanley	4/30/2013	349
			$502,203			($813)
	Sells
	Brazilian Real	398,000	$201,394	UBS AG	4/2/2013	$4,437
	Brazilian Real	398,000	197,440	UBS AG	5/3/2013	1,146
	Swedish Krona	1,011,000	155,913	Deutsche Bank AG	4/30/2013	860
	Swedish Krona	1,012,000	155,992	JPMorgan Chase Bank N.A	4/30/2013	786
			$710,739			$7,229

Global Bond Trust
The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes, gain exposure to foreign currency and to maintain diversity and liquidity of the Portfolio.
Portfolio	Currency	Principal Amount Covered by Contract	Principal Amount Covered by Contract (USD)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Global Bond Trust	Buys
	Australian Dollar	1,692,000	$1,757,044	Morgan Stanley	4/4/2013	$4,450
	Australian Dollar	2,456,000	2,518,781	The Royal Bank of Scotland PLC	4/4/2013	38,092
	Brazilian Real	946,955	470,233	Credit Suisse	4/2/2013	(1,617)
	Brazilian Real	946,955	457,975	UBS AG	4/2/2013	10,641
	Brazilian Real	946,955	477,946	Credit Suisse	6/4/2013	(12,506)
	Brazilian Real	14,284,626	7,194,000	HSBC Bank USA	6/4/2013	(172,928)
	Brazilian Real	22,648,576	11,409,000	Morgan Stanley	6/4/2013	(276,941)
	Brazilian Real	6,125,897	3,040,000	UBS AG	6/4/2013	(29,045)
	Canadian Dollar	10,900,000	10,600,844	Barclays Bank PLC	6/20/2013	110,184
	Canadian Dollar	1,875,000	1,835,060	Morgan Stanley	6/20/2013	7,433
	Danish Krone	32,966,000	6,326,135	Barclays Bank PLC	5/15/2013	(271,758)
	Euro	468,000	609,741	BNP Paribas SA	6/17/2013	(9,514)
	Euro	6,190,000	7,958,549	Citibank N.A.	6/17/2013	(19,654)
	Euro	14,692,000	19,100,907	Deutsche Bank AG	6/17/2013	(257,897)
	Euro	2,919,000	3,813,930	Morgan Stanley	6/17/2013	(70,209)
	Indonesian Rupiah	20,643,043,000	2,064,975	UBS AG	4/15/2013	55,936
	Indonesian Rupiah	20,643,043,000	2,102,143	JPMorgan Chase Bank N.A	7/15/2013	(5,072)
	Japanese Yen	655,261,000	6,938,605	JPMorgan Chase Bank N.A	4/2/2013	22,260
	Japanese Yen	3,538,707,000	36,815,627	Bank of America N.A.	4/15/2013	779,440
	Japanese Yen	492,070,000	5,210,260	Citibank N.A.	4/15/2013	17,470
	Japanese Yen	4,384,770,000	46,424,197	Goldman Sachs	4/15/2013	159,407
	Japanese Yen	4,643,634,000	48,283,422	Morgan Stanley	4/15/2013	1,050,340
	Japanese Yen	12,029,219,000	125,631,530	Morgan Stanley	4/25/2013	2,174,826
	Mexican Peso	23,788,982	1,811,000	Bank of America N.A.	4/3/2013	114,827
	Mexican Peso	22,859,495	1,786,248	Barclays Bank PLC	4/3/2013	64,332
	Mexican Peso	76,944,593	6,011,628	BNP Paribas SA	4/3/2013	217,389
	Mexican Peso	149,683,645	11,479,204	Credit Suisse	4/3/2013	638,371
	Mexican Peso	32,450,201	2,459,382	Deutsche Bank AG	4/3/2013	167,610
	Mexican Peso	131,111,269	10,232,014	HSBC Bank USA	4/3/2013	382,043
	Mexican Peso	66,484,217	5,168,295	JPMorgan Chase Bank N.A	4/3/2013	213,907
	Mexican Peso	188,176,448	14,646,323	Morgan Stanley	4/3/2013	587,421
	Mexican Peso	155,977,019	12,130,470	UBS AG	4/3/2013	494,547
	Mexican Peso	17,223,857	1,371,000	HSBC Bank USA	6/27/2013	12,474
	Mexican Peso	10,395,000	821,869	JPMorgan Chase Bank N.A.	6/27/2013	13,089
	Mexican Peso	6,900,000	548,801	Morgan Stanley	6/27/2013	5,429
	New Zealand Dollar	608,000	500,457	Citibank N.A.	5/2/2013	7,269
	Pound Sterling	370,000	559,399	HSBC Bank USA	4/2/2013	2,797
	Pound Sterling	3,943,609	5,992,115	Deutsche Bank AG	4/4/2013	(34)
	South African Rand	2,203,660	247,000	Barclays Bank PLC	4/8/2013	(7,508)
	South African Rand	10,868,852	1,216,530	HSBC Bank USA	4/8/2013	(37,718)
	South African Rand	5,295,887	586,000	UBS AG	4/30/2013	(12,122)
	South African Rand	5,254,428	586,000	JPMorgan Chase Bank N.A	5/6/2013	(17,068)
	Swedish Krona	26,261,000	4,109,896	Barclays Bank PLC	5/15/2013	(83,609)
	Swiss Franc	3,622,000	3,949,987	Barclays Bank PLC	5/15/2013	(132,458)
	Yuan Renminbi	20,000,000	3,192,848	Deutsche Bank AG	8/5/2013	4,709
	Yuan Renminbi	45,000,000	7,219,637	Goldman Sachs	8/5/2013	(25,133)
	Yuan Renminbi	14,000,000	2,225,755	The Royal Bank of Scotland PLC	8/5/2013	12,535
	Yuan Renminbi	15,000,000	2,389,867	UBS AG	8/5/2013	8,301
	Yuan Renminbi	6,596,140	1,084,000	Barclays Capital	4/25/2014	(41,519)
	Yuan Renminbi	12,873,275	2,114,000	Citibank N.A.	4/25/2014	(79,455)
	Yuan Renminbi	4,500,510	739,000	Goldman Sachs	4/25/2014	(27,721)
	Yuan Renminbi	4,399,455	723,000	HSBC Bank USA	4/25/2014	(27,692)
	Yuan Renminbi	7,369,915	1,210,000	JPMorgan Chase Bank N.A.	4/25/2014	(45,229)
	Yuan Renminbi	7,499,972	1,229,000	The Royal Bank of Scotland PLC	4/25/2014	(43,674)
	Yuan Renminbi	8,792,825	1,445,000	UBS AG	4/25/2014	(55,346)
	Yuan Renminbi	4,482,200	730,000	Bank of America N.A.	9/8/2015	(35,423)
	Yuan Renminbi	8,950,800	1,468,946	Barclays Capital	9/8/2015	(81,899)
	Yuan Renminbi	32,283,693	5,336,196	Citibank N.A.	9/8/2015	(333,403)
	Yuan Renminbi	6,380,000	1,055,680	JPMorgan Chase Bank N.A.	9/8/2015	(67,013)
	Yuan Renminbi	4,368,300	710,000	Morgan Stanley	9/8/2015	(33,073)
			$470,127,451			$5,063,291
	Sells
	Australian Dollar	4,364,000	$4,452,044	Credit Suisse	4/4/2013	($91,196)
	Australian Dollar	6,325,000	6,431,275	HSBC Bank USA	4/4/2013	(153,506)
	Australian Dollar	24,059,000	24,725,434	JPMorgan Chase Bank N.A.	4/4/2013	(321,723)
	Brazilian Real	946,955	481,666	Credit Suisse	4/2/2013	13,050
	Brazilian Real	946,955	470,233	UBS AG	4/2/2013	1,617
	Canadian Dollar	2,670,000	2,591,818	Royal Bank of Canada	6/20/2013	(31,893)
	Chilean Peso	10,248,800	20,861	Goldman Sachs	6/5/2013	(687)
	Euro	4,660,000	5,992,115	Deutsche Bank AG	4/4/2013	18,654
	Euro	50,000	65,060	UBS AG	4/11/2013	964
	Euro	1,177,000	1,487,610	Bank of America N.A.	5/20/2013	(21,604)
	Euro	3,934,000	5,044,175	Barclays Bank PLC	5/23/2013	(332)
	Euro	1,303,000	1,659,872	Credit Suisse	5/23/2013	(10,944)
	Euro	1,454,000	1,840,240	UBS AG	5/23/2013	(24,201)
	Euro	4,573,000	5,939,915	Barclays Bank PLC	6/17/2013	74,881
	Euro	8,087,000	10,463,700	Credit Suisse	6/17/2013	91,836
	Indonesian Rupiah	20,643,043,000	2,122,023	JPMorgan Chase Bank N.A.	4/15/2013	1,112
	Japanese Yen	429,703,827	4,591,000	Bank of America N.A.	4/2/2013	26,239
	Japanese Yen	225,557,070	2,378,000	Citibank N.A.	4/2/2013	(18,102)
	Japanese Yen	719,047,000	7,556,624	Barclays Bank PLC	4/15/2013	(82,499)
	Japanese Yen	529,661,000	5,521,311	BNP Paribas SA	4/15/2013	(105,784)
	Japanese Yen	241,367,000	2,559,842	Citibank N.A.	4/15/2013	(4,431)
	Japanese Yen	888,995,000	9,270,601	Deutsche Bank AG	4/15/2013	(174,043)
	Japanese Yen	633,275,000	6,594,987	HSBC Bank USA	4/15/2013	(132,899)
	Japanese Yen	775,387,000	8,190,811	JPMorgan Chase Bank N.A.	4/15/2013	(46,866)
	Mexican Peso	171,448,341	13,344,000	HSBC Bank USA	4/3/2013	(535,527)
	Mexican Peso	214,776,693	16,657,000	Morgan Stanley	4/3/2013	(730,155)
	Mexican Peso	453,100,613	34,686,280	UBS AG	4/3/2013	(1,994,287)
	Mexican Peso	39,603,141	3,125,068	HSBC Bank USA	5/6/2013	(59,089)
	Mexican Peso	13,803,019	1,070,915	Morgan Stanley	7/11/2013	(36,418)
	Mexican Peso	203,022,728	16,039,084	BNP Paribas SA	9/5/2013	(167,632)
	New Zealand Dollar	45,373,000	37,364,665	Bank of America N.A.	5/2/2013	(525,217)
	Pound Sterling	6,504,000	9,740,728	Barclays Bank PLC	4/2/2013	(141,773)
	Pound Sterling	26,877,000	40,444,362	BNP Paribas SA	4/2/2013	(393,888)
	Pound Sterling	1,711,000	2,553,377	Citibank N.A.	4/2/2013	(46,402)
	Pound Sterling	4,178,000	6,301,481	Deutsche Bank AG	4/2/2013	(46,780)
	Pound Sterling	6,131,000	9,148,538	JPMorgan Chase Bank N.A.	4/2/2013	(167,208)
	Pound Sterling	2,292,000	3,442,481	Royal Bank of Canada	4/2/2013	(40,098)
	Pound Sterling	24,579,000	36,998,400	Westpac Banking Corp.	4/2/2013	(348,155)
	Pound Sterling	71,902,000	108,625,659	UBS AG	5/2/2013	(607,743)
	South African Rand	3,257,852	363,000	JPMorgan Chase Bank N.A.	4/8/2013	8,939
	South African Rand	2,203,660	247,000	UBS AG	4/8/2013	7,508
	South African Rand	5,419,085	588,839	Barclays Bank PLC	4/30/2013	1,611
	South African Rand	3,084,175	346,000	Citibank N.A.	4/30/2013	11,789
	South African Rand	4,110,921	461,000	Credit Suisse	4/30/2013	15,528
	South African Rand	11,225,923	1,263,000	HSBC Bank USA	4/30/2013	46,525
	South African Rand	3,286,866	368,000	Morgan Stanley	4/30/2013	11,825
	South African Rand	4,756,781	530,500	UBS AG	5/6/2013	15,451
	Swiss Franc	3,633,000	3,851,679	HSBC Bank USA	5/15/2013	22,556
	Yuan Renminbi	198,032,298	31,561,447	UBS AG	8/5/2013	(99,534)
			$499,573,720			($6,790,531)

Heritage Trust
The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes.
Portfolio	Currency	Principal Amount Covered by Contract	Principal Amount Covered by Contract (USD)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Heritage Trust	Buys
	Canadian Dollar	16,606	$16,317	UBS AG	4/30/2013	$20
	Euro	27,177	34,937	UBS AG	4/30/2013	(95)
			$51,254			($75)
	Sells
	Canadian Dollar	470,582	$460,011	UBS AG	4/30/2013	($2,942)
	Euro	794,351	1,023,362	UBS AG	4/30/2013	4,951
	Pound Sterling	347,567	527,373	Credit Suisse	4/30/2013	(656)
			$2,010,746			$1,353

High Yield Trust
The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes.
Portfolio	Currency	Principal Amount Covered by Contract	Principal Amount Covered by Contract (USD)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
High Yield Trust	Buys
	Canadian Dollar	2,322,428	$2,321,575	Citibank N.A.	5/16/2013	($37,611)
	Euro	350,000	474,097	Citibank N.A.	5/16/2013	(25,321)
			$2,795,672			($62,932)
	Sells
	Euro	103,000	$134,745	JPMorgan Chase Bank N.A.	4/15/2013	$2,704
	Euro	2,467,085	3,330,359	Citibank N.A.	5/16/2013	167,023
	Euro	1,708,145	2,314,944	UBS AG	5/16/2013	124,731
			$5,780,048			294,458

International Core Trust
The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes.
Portfolio	Currency	Principal Amount Covered by Contract	Principal Amount Covered by Contract (USD)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
International Core Trust	Buys
	Danish Krone	10,274,832	$1,805,742	Barclays Bank PLC	4/19/2013	($38,801)
	Hong Kong Dollar	36,130,741	4,660,462	Bank of America N.A.	4/19/2013	(5,552)
	Hong Kong Dollar	22,452,903	2,896,076	Barclays Bank PLC	4/19/2013	(3,353)
	Hong Kong Dollar	48,095,054	6,203,740	Brown Brothers Harriman & Company	4/19/2013	(7,406)
	Hong Kong Dollar	16,119,640	2,079,237	JPMorgan Chase Bank N.A.	4/19/2013	(2,461)
	Hong Kong Dollar	53,082,370	6,847,262	Mellon Bank N.A.	4/19/2013	(8,386)
	Hong Kong Dollar	28,717,903	3,704,461	Morgan Stanley	4/19/2013	(4,585)
	Hong Kong Dollar	27,382,382	3,532,003	State Street Bank & Trust Company	4/19/2013	(4,189)
	Pound Sterling	1,283,988	1,984,935	Bank of America N.A.	4/19/2013	(34,158)
	Pound Sterling	972,372	1,502,995	Brown Brothers Harriman & Company	4/19/2013	(25,660)
	Pound Sterling	295,022	456,399	Deutsche Bank AG	4/19/2013	(8,169)
	Pound Sterling	1,950,761	3,015,633	Mellon Bank NA	4/19/2013	(51,820)
	Pound Sterling	1,306,016	2,018,892	Morgan Stanley	4/19/2013	(34,647)
	Pound Sterling	2,053,513	3,173,900	State Street Bank & Trust Company	4/19/2013	(53,974)
	Singapore Dollar	8,090,467	6,533,047	Bank of America N.A.	4/19/2013	(10,020)
	Singapore Dollar	5,393,644	4,354,700	Barclays Bank PLC	4/19/2013	(6,016)
	Singapore Dollar	1,623,721	1,310,864	Brown Brothers Harriman & Company	4/19/2013	(1,721)
	Singapore Dollar	3,508,058	2,832,952	Mellon Bank NA	4/19/2013	(4,542)
	Singapore Dollar	3,062,932	2,473,042	The Royal Bank of Scotland PLC	4/19/2013	(3,520)
	Singapore Dollar	10,717,150	8,650,411	State Street Bank & Trust Company	4/19/2013	(9,592)
	Swedish Krona	2,373,182	374,247	Bank of America N.A.	4/19/2013	(10,196)
	Swedish Krona	3,795,958	599,007	Barclays Bank PLC	4/19/2013	(16,700)
	Swedish Krona	39,986,561	6,316,992	Deutsche Bank AG	4/19/2013	(182,971)
	Swiss Franc	3,867,780	4,186,892	Bank of America N.A.	4/19/2013	(111,719)
	Swiss Franc	832,806	901,984	Barclays Bank PLC	4/19/2013	(24,522)
	Swiss Franc	13,121,154	14,213,304	Brown Brothers Harriman & Company	4/19/2013	(388,582)
	Swiss Franc	713,832	774,221	Deutsche Bank AG	4/19/2013	(22,113)
	Swiss Franc	1,419,839	1,538,329	JPMorgan Chase Bank N.A.	4/19/2013	(42,357)
	Swiss Franc	832,805	901,953	Mellon Bank NA	4/19/2013	(24,493)
	Swiss Franc	3,867,781	4,189,946	Morgan Stanley	4/19/2013	(114,771)
	Swiss Franc	2,578,520	2,791,497	State Street Bank & Trust Company	4/19/2013	(74,715)
			$106,825,125			($1,331,711)
	Sells
	Australian Dollar	1,268,215	$1,305,639	Bank of America N.A.	4/19/2013	($13,179)
	Australian Dollar	2,582,563	2,659,575	Barclays Bank PLC	4/19/2013	(26,035)
	Australian Dollar	935,037	963,027	Mellon Bank NA	4/19/2013	(9,319)
	Australian Dollar	2,575,551	2,652,207	Morgan Stanley	4/19/2013	(26,111)
	Australian Dollar	6,971,545	7,175,567	State Street Bank & Trust Company	4/19/2013	(74,150)
	Canadian Dollar	1,083,218	1,069,098	Bank of America N.A.	4/19/2013	3,191
	Canadian Dollar	5,231,941	5,156,400	Brown Brothers Harriman & Company	4/19/2013	8,068
	Canadian Dollar	1,863,457	1,836,823	Deutsche Bank AG	4/19/2013	3,145
	Canadian Dollar	2,851,241	2,809,951	JPMorgan Chase Bank N.A.	4/19/2013	4,275
	Canadian Dollar	3,145,812	3,106,361	Mellon Bank NA	4/19/2013	10,821
	Canadian Dollar	2,623,189	2,585,350	The Royal Bank of Scotland PLC	4/19/2013	4,081
	Canadian Dollar	1,230,888	1,214,618	State Street Bank & Trust Company	4/19/2013	3,400
	Danish Krone	16,841,979	3,015,061	Barclays Bank PLC	4/19/2013	118,782
	Danish Krone	3,604,404	645,304	Brown Brothers Harriman & Company	4/19/2013	25,462
	Euro	2,175,661	2,902,900	Bank of America N.A.	4/19/2013	113,748
	Euro	4,550,096	6,075,334	Barclays Bank PLC	4/19/2013	242,207
	Euro	3,031,639	4,047,935	Brown Brothers Harriman & Company	4/19/2013	161,438
	Euro	2,051,955	2,743,464	Deutsche Bank AG	4/19/2013	112,901
	Euro	2,606,757	3,481,066	JPMorgan Chase Bank N.A.	4/19/2013	139,259
	Euro	1,977,081	2,639,225	Mellon Bank NA	4/19/2013	104,649
	Euro	2,522,858	3,367,869	Morgan Stanley	4/19/2013	133,619
	Euro	2,392,380	3,198,203	The Royal Bank of Scotland PLC	4/19/2013	131,222
	Euro	1,269,483	1,664,709	State Street Bank & Trust Company	4/19/2013	37,258
	Japanese Yen	560,715,356	5,999,818	Bank of America N.A.	4/19/2013	42,645
	Japanese Yen	232,795,190	2,491,254	Barclays Bank PLC	4/19/2013	17,982
	Japanese Yen	144,772,193	1,529,666	Brown Brothers Harriman & Company	4/19/2013	(8,428)
	Japanese Yen	127,362,310	1,360,708	Deutsche Bank AG	4/19/2013	7,581
	Japanese Yen	43,324,202	463,531	JPMorgan Chase Bank N.A.	4/19/2013	3,244
	Japanese Yen	271,594,387	2,904,458	Mellon Bank NA	4/19/2013	18,974
	Japanese Yen	679,656,285	7,269,331	Morgan Stanley	4/19/2013	48,501
	Japanese Yen	303,914,000	3,252,017	State Street Bank & Trust Company	4/19/2013	23,163
	New Zealand Dollar	2,115,906	1,779,202	Barclays Bank PLC	4/19/2013	10,722
	New Zealand Dollar	2,115,906	1,778,800	Brown Brothers Harriman & Company	4/19/2013	10,320
	Norwegian Krone	6,276,297	1,126,457	Bank of America N.A.	4/19/2013	52,558
	Norwegian Krone	6,276,297	1,127,407	Brown Brothers Harriman & Company	4/19/2013	53,508
	Pound Sterling	700,878	1,047,213	Bank of America N.A.	4/19/2013	(17,638)
	Pound Sterling	700,879	1,052,696	Morgan Stanley	4/19/2013	(12,157)
			$99,498,244			$1,459,707

Investment Quality Bond Trust
The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes and gain exposure to foreign currency.
Portfolio	Currency	Principal Amount Covered by Contract	Principal Amount Covered by Contract (USD)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Investment Quality Bond Trust	Buys
	Brazilian Real	4,323,000	$2,151,924	UBS AG	4/2/2013	($12,619)
	Norwegian Krone	12,437,000	2,124,665	Morgan Stanley	4/30/2013	2,440
			$4,276,589			($10,179)
	Sells
	Brazilian Real	8,646,000	$4,332,056	UBS AG	4/2/2013	$60,638
	Swedish Krona	7,082,000	1,092,160	Deutsche Bank AG	4/30/2013	6,026
	Swedish Krona	7,082,000	1,091,638	JPMorgan Chase Bank N.A	4/30/2013	5,504
			$6,515,854			$72,168

Mutual Shares Trust
The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes and to maintain diversity and liquidity of the Portfolio.

Portfolio	Currency	Principal Amount Covered by Contract	Principal Amount Covered by Contract (USD)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Mutual Shares Trust	Buys
	Euro	852,437	$1,126,666	Bank of America N.A.	5/17/2013	($33,648)
	Euro	413,043	543,107	Credit Suisse	5/17/2013	(13,493)
	Euro	1,263,772	1,656,962	Deutsche Bank AG	5/17/2013	(36,520)
	Euro	196,631	259,282	HSBC Bank USA	5/17/2013	(7,156)
	Japanese Yen	9,770,470	118,783	Bank of America N.A.	4/22/2013	(14,977)
	Japanese Yen	5,670,898	63,590	Credit Suisse	4/22/2013	(3,340)
	Japanese Yen	9,260,980	109,062	Deutsche Bank AG	4/22/2013	(10,669)
	Japanese Yen	10,043,775	113,239	HSBC Bank USA	4/22/2013	(6,530)
	Pound Sterling	317,100	479,826	Deutsche Bank AG	8/19/2013	1,680
	Swiss Franc	8,500	9,003	Credit Suisse	8/12/2013	(32)
			$4,479,520			($124,685)
	Sells
	Euro	6,002,562	$8,014,141	Bank of America N.A.	5/17/2013	$317,498
	Euro	6,002,562	8,011,770	Credit Suisse	5/17/2013	315,127
	Euro	54,702	73,690	Bank of America N.A.	7/17/2013	3,516
	Euro	11,151,312	14,890,848	Barclays Bank PLC	7/17/2013	585,339
	Euro	51,126	69,034	Deutsche Bank AG	7/17/2013	3,447
	Euro	27,351	36,858	HSBC Bank USA	7/17/2013	1,771
	Euro	91,905	124,109	Credit Suisse	7/17/2013	6,208
	Japanese Yen	4,988,332	52,084	Bank of America N.A.	4/22/2013	(914)
	Japanese Yen	11,785,632	124,921	Credit Suisse	4/22/2013	(295)
	Japanese Yen	6,903,504	78,533	Deutsche Bank AG	4/22/2013	5,187
	Japanese Yen	80,418,530	1,009,704	HSBC Bank USA	4/22/2013	155,301
	Pound Sterling	11,498,129	17,782,044	Bank of America N.A.	8/19/2013	322,488
	Pound Sterling	165,837	248,557	Barclays Bank PLC	8/19/2013	(3,262)
	Pound Sterling	21,531,613	33,305,061	Credit Suisse	8/19/2013	609,967
	Pound Sterling	146,433	221,589	Deutsche Bank AG	8/19/2013	(765)
	Pound Sterling	642,253	967,282	HSBC Bank USA	8/19/2013	(7,959)
	Swiss Franc	51,052	55,598	Credit Suisse	8/12/2013	1,715
	Swiss Franc	44,479	48,638	Deutsche Bank AG	8/12/2013	1,691
			$85,114,461			$2,316,060

New Income Trust
The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes and gain exposure to foreign currency.
Portfolio	Currency	Principal Amount Covered by Contract	Principal Amount Covered by Contract (USD)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
New Income Trust	Buys
	Chilean Peso	6,846,925,000	$14,299,619	Credit Suisse	5/28/2013	$111,224
	Euro	2,410,000	3,117,988	Barclays Bank PLC	5/6/2013	(28,079)
	Indian Rupee	399,600,000	7,221,469	State Street Bank London	4/16/2013	110,854
	Indian Rupee	376,705,000	6,888,824	HSBC Bank USA	5/15/2013	(17,790)
	Malaysian Ringgit	44,960,000	14,551,098	HSBC Bank USA	4/29/2013	(66,143)
	Malaysian Ringgit	21,795,000	6,986,697	Standard Chartered Bank	6/7/2013	20,697
	Mexican Peso	136,695,000	10,904,109	Royal Bank of Canada	6/14/2013	88,125
	Norwegian Krone	120,210,000	21,758,138	UBS AG	4/18/2013	(1,198,632)
	Norwegian Krone	42,665,000	7,467,356	Barclays Bank PLC	6/14/2013	(183,027)
	Romanian Leu	23,855,000	7,281,746	Bank of America Merrill Lynch	4/29/2013	(380,390)
	Russian Ruble	185,780,000	6,050,086	Barclays Bank PLC	4/17/2013	(89,933)
	Russian Ruble	243,150,000	8,021,046	Credit Suisse	4/17/2013	(220,361)
	Russian Ruble	110,060,000	3,588,874	Morgan Stanley	4/17/2013	(57,953)
	South Korean Won	7,804,340,000	7,098,404	Standard Chartered Bank	6/14/2013	(94,902)
	Thailand Baht	212,935,000	7,106,361	HSBC Bank USA	5/28/2013	140,347
	Thailand Baht	212,935,000	7,107,310	Standard Chartered Bank	5/28/2013	139,398
			$139,449,125			($1,726,565)
	Sells
	Australian Dollar	11,240,000	$11,690,050	Citibank N.A.	4/8/2013	($8,089)
	Australian Dollar	2,835,000	2,882,089	Barclays Bank PLC	6/7/2013	(55,167)
	Brazilian Real	42,135,000	21,168,048	JPMorgan Chase Bank N.A.	6/4/2013	458,169
	Canadian Dollar	7,220,000	7,071,776	State Street Bank London	5/22/2013	(27,695)
	Euro	4,480,000	5,957,885	UBS AG	4/18/2013	214,656
	Euro	2,705,000	3,657,376	Deutsche Bank AG	5/6/2013	189,242
	Euro	21,560,000	29,287,535	Goldman Sachs	5/6/2013	1,645,031
	Euro	5,900,000	7,731,950	State Street Bank London	5/6/2013	167,443
	Euro	5,565,000	7,362,634	UBS AG	5/6/2013	227,637
	Japanese Yen	964,310,000	10,373,621	Standard Chartered Bank	5/20/2013	126,321
	Japanese Yen	1,028,035,000	11,020,958	Goldman Sachs	6/7/2013	95,026
	Malaysian Ringgit	10,920,000	3,480,478	JPMorgan Chase Bank N.A.	4/29/2013	(39,332)
	Malaysian Ringgit	10,920,000	3,483,476	Standard Chartered Bank	4/29/2013	(36,334)
	Pound Sterling	9,315,000	14,057,900	The Royal Bank of Scotland PLC	5/28/2013	(91,474)
	Russian Ruble	241,760,000	10,445,831	Barclays Bank PLC	4/17/2013	149,191
	Swiss Franc	13,410,000	14,480,119	UBS AG	5/2/2013	348,741
			$164,151,726			$3,363,366

Real Return Bond Trust
The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes, gain exposure to foreign currency and to maintain diversity and liquidity of the Portfolio.

Portfolio	Currency	Principal Amount Covered by Contract	Principal Amount Covered by Contract (USD)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Real Return Bond Trust	Buys
	Brazilian Real	1,284,694	$621,316	UBS AG	4/2/2013	$14,436
	Brazilian Real	71,230	35,597	HSBC Bank USA	6/4/2013	(587)
	Brazilian Real	1,284,694	640,107	UBS AG	6/4/2013	(8,664)
	Euro	216,000	282,984	Citibank N.A.	4/2/2013	(6,104)
	Mexican Peso	1,313,350	100,000	Deutsche Bank AG	4/3/2013	6,322
	Mexican Peso	5,443,274	425,123	HSBC Bank USA	4/3/2013	15,535
	Mexican Peso	44,743	3,423	JPMorgan Chase Bank N.A	4/3/2013	199
	Mexican Peso	10,578,394	828,184	UBS AG	4/3/2013	28,185
	Mexican Peso	6,408,100	500,000	HSBC Bank USA	6/27/2013	14,718
	Pound Sterling	347,000	523,130	Citibank N.A.	6/12/2013	3,920
	Pound Sterling	271,000	409,483	Deutsche Bank AG	6/12/2013	2,132
	Pound Sterling	152,000	226,751	HSBC Bank USA	6/12/2013	4,117
			$4,596,098			$74,209
	Sells
	Australian Dollar	1,901,000	$1,954,228	Bank of America N.A.	4/4/2013	($24,850)
	Australian Dollar	314,000	326,020	Citibank N.A.	4/4/2013	(876)
	Australian Dollar	1,326,000	1,359,675	JPMorgan Chase Bank N.A.	4/4/2013	(20,787)
	Brazilian Real	1,284,694	644,862	UBS AG	4/2/2013	9,111
	Brazilian Real	133,373	66,640	UBS AG	6/4/2013	1,085
	Canadian Dollar	1,260,000	1,223,770	The Royal Bank of Scotland PLC	6/20/2013	(14,385)
	Euro	920,000	1,194,319	Barclays Bank PLC	4/2/2013	15,016
	Euro	33,000	42,622	Citibank N.A.	4/2/2013	321
	Euro	3,709,000	4,928,798	Goldman Sachs	4/2/2013	174,413
	Euro	41,000	53,215	Westpac Banking Corp.	4/2/2013	659
	Euro	4,487,000	5,736,100	BNP Paribas SA	5/2/2013	(16,606)
	Euro	9,000	11,506	Citibank N.A.	5/2/2013	(33)
	Euro	889,200	1,153,470	Barclays Bank PLC	9/13/2013	12,190
	Mexican Peso	17,379,761	1,316,998	UBS AG	4/3/2013	(89,973)
	Mexican Peso	5,443,274	421,953	HSBC Bank USA	6/27/2013	(15,268)
	Mexican Peso	10,578,394	821,846	UBS AG	6/27/2013	(27,843)
	Pound Sterling	275,000	418,961	Barclays Bank PLC	6/12/2013	1,271
	Pound Sterling	1,465,000	2,214,763	The Royal Bank of Scotland PLC	6/12/2013	(10,387)
			$23,889,746			($6,942)

Strategic Income Opportunities Trust
The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes.
Portfolio	Currency	Principal Amount Covered by Contract	Principal Amount Covered by Contract (USD)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Strategic Income Opportunities Trust	Buys
	Australian Dollar	10,070,392	$10,454,091	Canadian Imperial Bank of Commerce	4/24/2013	$14,196
	Australian Dollar	1,310,000	1,353,427	Deutsche Bank AG	4/24/2013	8,333
	Australian Dollar	3,170,000	3,289,825	HSBC Bank USA	4/24/2013	5,426
	Australian Dollar	9,596,310	9,911,625	J Aron & Company	4/24/2013	63,848
	Australian Dollar	3,913,421	4,063,991	Royal Bank of Canada	4/24/2013	4,055
	Australian Dollar	12,445,728	12,858,607	The Royal Bank of Scotland PLC	4/24/2013	78,869
	Australian Dollar	8,015,908	8,263,527	State Street & Trust Company	4/24/2013	69,100
	Australian Dollar	4,098,544	4,263,099	UBS AG	4/24/2013	(2,617)
	Canadian Dollar	7,185,832	7,050,000	Bank of Montreal	4/24/2013	20,246
	Canadian Dollar	2,188,505	2,162,875	Deutsche Bank AG	4/24/2013	(9,573)
	Canadian Dollar	26,611,845	26,469,319	Royal Bank of Canada	4/24/2013	(285,536)
	Canadian Dollar	3,651,788	3,609,021	The Royal Bank of Scotland PLC	4/24/2013	(15,973)
	Euro	2,575,000	3,450,037	Bank of Montreal	4/24/2013	(148,838)
	Euro	3,170,000	4,107,367	Canadian Imperial Bank of Commerce	4/24/2013	(43,367)
	Euro	1,610,000	2,164,726	Deutsche Bank AG	4/24/2013	(100,676)
	Euro	29,930,000	40,130,314	J Aron & Company	4/24/2013	(1,759,493)
	Euro	7,950,000	10,483,051	Royal Bank of Canada	4/24/2013	(291,001)
	Euro	18,305,000	24,795,624	The Royal Bank of Scotland PLC	4/24/2013	(1,328,270)
	Euro	9,380,000	12,589,590	State Street & Trust Company	4/24/2013	(564,253)
	Japanese Yen	420,356,655	4,373,507	Canadian Imperial Bank of Commerce	4/24/2013	92,639
	Japanese Yen	834,310,536	8,735,332	HSBC Bank USA	4/24/2013	128,691
	Japanese Yen	1,124,939,114	11,895,000	J Aron & Company	4/24/2013	57,095
	Japanese Yen	417,515,000	4,345,719	Royal Bank of Canada	4/24/2013	90,235
	Japanese Yen	423,169,320	4,460,283	The Royal Bank of Scotland PLC	4/24/2013	35,747
	Japanese Yen	244,916,495	2,645,000	State Street & Trust Company	4/24/2013	(42,846)
	Mexican Peso	36,690,464	2,859,071	Bank of Nova Scotia	4/24/2013	105,360
	New Zealand Dollar	7,975,000	6,737,679	Bank of Montreal	4/24/2013	(74,384)
	New Zealand Dollar	20,215,000	16,852,528	Canadian Imperial Bank of Commerce	4/24/2013	37,568
	New Zealand Dollar	2,220,000	1,843,643	Deutsche Bank AG	4/24/2013	11,218
	New Zealand Dollar	14,587,649	12,054,053	HSBC Bank USA	4/24/2013	134,263
	New Zealand Dollar	16,735,000	13,903,107	J Aron & Company	4/24/2013	79,369
	New Zealand Dollar	12,905,000	10,822,119	Royal Bank of Canada	4/24/2013	(39,696)
	New Zealand Dollar	5,360,000	4,534,292	The Royal Bank of Scotland PLC	4/24/2013	(55,889)
	Pound Sterling	3,242,300	4,915,651	J Aron & Company	4/24/2013	10,270
	Pound Sterling	5,581,348	8,794,248	The Royal Bank of Scotland PLC	4/24/2013	(314,685)
	Pound Sterling	3,687,840	5,768,883	State Street & Trust Company	4/24/2013	(166,068)
	Singapore Dollar	6,447,622	5,165,000	HSBC Bank USA	4/24/2013	33,535
			$322,175,231			($4,163,102)
	Sells
	Australian Dollar	39,215,371	$40,739,476	Bank of Montreal	4/24/2013	($25,346)
	Australian Dollar	7,342,505	10,581,505	Canadian Imperial Bank of Commerce	4/24/2013	(163,410)
	Australian Dollar	22,495,000	23,077,624	Deutsche Bank AG	4/24/2013	(306,183)
	Australian Dollar	3,170,000	3,317,256	HSBC Bank USA	4/24/2013	22,005
	Australian Dollar	19,752,259	20,274,303	J Aron & Company	4/24/2013	(258,395)
	Australian Dollar	3,890,175	4,071,496	Royal Bank of Canada	4/24/2013	27,616
	Australian Dollar	13,445,000	13,819,746	The Royal Bank of Scotland PLC	4/24/2013	(156,484)
	Canadian Dollar	6,724,919	6,737,679	Bank of Montreal	4/24/2013	120,933
	Canadian Dollar	16,972,302	16,841,360	Bank of Nova Scotia	4/24/2013	142,064
	Canadian Dollar	27,086,949	26,505,000	Canadian Imperial Bank of Commerce	4/24/2013	(146,246)
	Canadian Dollar	2,179,537	2,164,726	Deutsche Bank AG	4/24/2013	20,247
	Canadian Dollar	13,516,679	13,130,000	J Aron & Company	4/24/2013	(169,258)
	Canadian Dollar	29,264,914	28,734,922	Royal Bank of Canada	4/24/2013	(59,256)
	Canadian Dollar	3,643,182	3,610,118	The Royal Bank of Scotland PLC	4/24/2013	25,537
	Canadian Dollar	2,312,993	2,304,122	Toronto Dominion Bank	4/24/2013	28,334
	Euro	5,285,000	7,106,808	Bank of Montreal	4/24/2013	331,339
	Euro	1,610,000	2,162,875	Deutsche Bank AG	4/24/2013	98,825
	Euro	19,415,000	26,097,484	J Aron & Company	4/24/2013	1,207,090
	Euro	8,020,000	10,876,059	Royal Bank of Canada	4/24/2013	594,269
	Euro	18,545,000	25,085,418	The Royal Bank of Scotland PLC	4/24/2013	1,310,380
	Euro	7,623,954	10,278,743	State Street & Trust Company	4/24/2013	504,691
	Japanese Yen	417,955,530	4,476,393	Canadian Imperial Bank of Commerce	4/24/2013	35,758
	Japanese Yen	831,798,465	8,736,797	HSBC Bank USA	4/24/2013	(100,536)
	Japanese Yen	1,118,801,173	11,895,000	J Aron & Company	4/24/2013	8,118
	Japanese Yen	416,208,284	4,473,752	Royal Bank of Canada	4/24/2013	51,681
	Japanese Yen	420,430,360	4,534,292	The Royal Bank of Scotland PLC	4/24/2013	67,362
	Japanese Yen	245,145,245	2,645,000	State Street & Trust Company	4/24/2013	40,415
	Mexican Peso	34,465,758	2,705,000	Toronto Dominion Bank	4/24/2013	(79,685)
	New Zealand Dollar	16,027,915	13,336,026	Bank of Montreal	4/24/2013	(55,664)
	New Zealand Dollar	17,830,000	14,827,598	Canadian Imperial Bank of Commerce	4/24/2013	(69,776)
	New Zealand Dollar	2,645,000	2,208,311	Deutsche Bank AG	4/24/2013	(1,648)
	New Zealand Dollar	14,572,211	12,025,156	HSBC Bank USA	4/24/2013	(150,261)
	New Zealand Dollar	5,275,000	4,429,290	J Aron & Company	4/24/2013	21,907
	New Zealand Dollar	25,605,000	21,387,970	Royal Bank of Canada	4/24/2013	(5,594)
	New Zealand Dollar	10,770,000	9,018,077	The Royal Bank of Scotland PLC	4/24/2013	19,495
	New Zealand Dollar	9,800,000	8,263,527	State Street & Trust Company	4/24/2013	75,402
	New Zealand Dollar	5,055,000	4,263,099	UBS AG	4/24/2013	39,531
	Norwegian Krone	50,892,383	9,194,649	Bank of Montreal	4/24/2013	488,466
	Pound Sterling	2,737,675	4,107,367	Canadian Imperial Bank of Commerce	4/24/2013	(51,895)
	Pound Sterling	7,835,000	11,824,841	Deutsche Bank AG	4/24/2013	(78,622)
	Pound Sterling	8,459,389	12,773,272	J Aron & Company	4/24/2013	(78,805)
	Pound Sterling	1,851,443	2,920,911	The Royal Bank of Scotland PLC	4/24/2013	108,074
	Pound Sterling	7,237,469	11,380,528	State Street & Trust Company	4/24/2013	384,875
	Singapore Dollar	12,873,746	10,403,783	Bank of Nova Scotia	4/24/2013	24,046
	Singapore Dollar	10,606,840	8,530,000	HSBC Bank USA	4/24/2013	(21,995)
	Swedish Krona	55,522,641	8,650,407	Bank of Montreal	4/24/2013	134,045
			$506,527,766			$3,953,446

Total Return Trust
The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes, gain exposure to foreign currency and to maintain diversity and liquidity of the Portfolio.
Portfolio	Currency	Principal Amount Covered by Contract	Principal Amount Covered by Contract (USD)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Total Return Trust	Buys
	Brazilian Real	80,225,515	$39,464,312	UBS AG	4/2/2013	$102,041
	Euro	157,809,000	202,942,374	HSBC Bank USA	4/2/2013	(654,783)
	Euro	237,000	307,567	Morgan Stanley	6/17/2013	(3,606)
	Indonesian Rupiah	992,000,000	100,000	BNP Paribas SA	8/12/2013	417
	Indonesian Rupiah	5,952,000,000	600,000	JPMorgan Chase Bank N.A.	8/12/2013	2,505
	Mexican Peso	6,378,400	500,000	Bank of America N.A.	4/3/2013	16,361
	Mexican Peso	48,276,717	3,688,033	Deutsche Bank AG	4/3/2013	220,187
	Mexican Peso	108,674,443	8,329,558	HSBC Bank USA	4/3/2013	468,135
	Mexican Peso	18,233,542	1,425,146	JPMorgan Chase Bank N.A.	4/3/2013	50,942
	Mexican Peso	40,305,999	3,136,947	Morgan Stanley	4/3/2013	126,008
	Mexican Peso	198,466,582	15,281,597	UBS AG	4/3/2013	785,181
	Mexican Peso	349,526,737	27,649,151	HSBC Bank USA	6/27/2013	425,920
	Mexican Peso	535,000	42,299	JPMorgan Chase Bank N.A.	6/27/2013	674
			$303,466,984			$1,539,982
	Sells
	Brazilian Real	40,112,758	$20,134,905	UBS AG	4/2/2013	$284,474
	Canadian Dollar	117,306,000	113,933,013	The Royal Bank of Scotland PLC	6/20/2013	(1,339,265)
	Euro	157,809,000	205,092,837	The Royal Bank of Scotland PLC	4/2/2013	2,805,246
	Euro	3,581,000	4,594,932	Deutsche Bank AG	5/2/2013	3,793
	Euro	157,809,000	202,986,560	HSBC Bank USA	5/2/2013	662,358
	Euro	1,500,000	1,960,163	Barclays Bank PLC	6/17/2013	36,359
	Euro	7,257,000	9,403,113	Citibank N.A.	6/17/2013	95,753
	Euro	69,000	89,605	Westpac Banking Corp.	6/17/2013	1,110
	Euro	5,058,128	6,517,542	BNP Paribas SA	6/21/2013	28,584
	Euro	6,000,000	7,538,400	Bank of America N.A.	9/4/2013	(161,953)
	Euro	13,589,458	17,348,584	UBS AG	9/4/2013	(92,686)
	Euro	1,400,000	1,768,746	BNP Paribas SA	4/1/2014	(31,937)
	Euro	1,000,000	1,267,350	Citibank N.A.	4/1/2014	(18,852)
	Euro	2,000,000	2,529,060	BNP Paribas SA	6/2/2014	(45,071)
	Euro	1,600,000	2,028,800	Credit Suisse	6/2/2014	(30,505)
	Euro	2,300,000	2,910,040	BNP Paribas SA	7/1/2014	(51,528)
	Japanese Yen	624,394,000	7,014,827	Barclays Bank PLC	4/17/2013	381,205
	Japanese Yen	624,394,000	7,003,780	UBS AG	4/17/2013	370,158
	Mexican Peso	349,526,737	27,857,395	HSBC Bank USA	4/3/2013	(438,393)
	Mexican Peso	45,379,379	3,472,159	JPMorgan Chase Bank N.A.	4/3/2013	(201,509)
	Mexican Peso	25,429,566	1,960,539	Morgan Stanley	4/3/2013	(98,100)
	Mexican Peso	72,620,240	5,691,688	Bank of America N.A.	4/18/2013	(179,007)
	Pound Sterling	3,910,000	5,894,396	The Royal Bank of Scotland PLC	6/12/2013	(44,400)
			$658,998,434			$1,935,834

Utilities Trust
The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes.
Portfolio	Currency	Principal Amount Covered by Contract	Principal Amount Covered by Contract (USD)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Utilities Trust	Buys
	Euro	23,066	$30,605	UBS AG	4/12/2013	($1,036)
	Euro	148,007	197,054	Credit Suisse	4/15/2013	(7,317)
	Euro	501,637	674,368	Deutsche Bank AG	4/15/2013	(31,296)
	Euro	30,663	40,157	Goldman Sachs	4/15/2013	(849)
	Euro	313,858	416,278	UBS AG	4/15/2013	(13,929)
	Pound Sterling	229,271	357,325	Barclays Bank PLC	4/15/2013	(8,983)
	Pound Sterling	109,752	176,641	Credit Suisse	4/15/2013	(9,890)
	Pound Sterling	290,546	454,788	Deutsche Bank AG	4/15/2013	(13,349)
	Pound Sterling	57,144	85,380	JPMorgan Chase Bank N.A.	4/15/2013	1,441
	Pound Sterling	118,502	184,196	UBS AG	4/15/2013	(4,150)
	Pound Sterling	420,000	630,769	Barclays Bank PLC	6/18/2013	7,140
			$3,247,561			($82,218)
	Sells
	Euro	81,350	$106,330	Bank of America Merrill Lynch	4/15/2013	$2,044
	Euro	284,865	372,714	Barclays Bank PLC	4/15/2013	7,533
	Euro	159,388	205,334	Citibank N.A.	4/15/2013	1,008
	Euro	171,298	224,448	Credit Suisse	4/15/2013	4,854
	Euro	2,158,730	2,824,011	Deutsche Bank AG	4/15/2013	56,633
	Euro	19,478	25,509	Goldman Sachs	4/15/2013	539
	Euro	2,147,895	2,809,570	JPMorgan Chase Bank N.A.	4/15/2013	56,082
	Euro	267,976	352,827	UBS AG	4/15/2013	9,295
	Euro	4,160,183	5,395,694	Barclays Bank PLC	6/18/2013	60,070
	Euro	4,160,182	5,394,779	UBS AG	6/18/2013	59,155
	Pound Sterling	2,406,198	3,869,696	Barclays Bank PLC	4/15/2013	213,849
	Pound Sterling	47,995	71,513	Credit Suisse	4/15/2013	(1,408)
	Pound Sterling	2,406,198	3,871,645	Deutsche Bank AG	4/15/2013	215,798
			$25,524,070			$685,452

Options. There are two types of options, a put option and a call option. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase a Portfolio’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease a Portfolio’s exposure to such changes. Risks related to the use of options include the loss of the premium, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, over-the-counter options are subject to the risks of all over-the-counter derivatives contracts.

Options are traded either over-the-counter or on an exchange. When the Portfolio purchases an option, the premium paid by the Portfolio is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. When the Portfolio writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written.

During the period ended March 31, 2013, the Global Bond Trust and Real Return Bond Trust purchased options to manage against anticipated interest rate changes and maintain diversity and liquidity of the Portfolio. High Yield Trust purchased options to manage against potential credit events. Strategic Income Opportunities Trust purchased options to manage against anticipated currency exchange rates.

The following tables summarize the Portfolios’ written options activities during the period ended March 31, 2013 and the contracts held at March 31, 2013.

	Number of Contracts	Premiums Received
Capital Appreciation Value Trust
Outstanding, beginning of period	4,945	$700,843
Options written	3,546	454,312
Option closed	(1,599)	(191,815)
Options exercised	(1,818)	(247,771)
Options expired	(1,473)	(229,604)
Outstanding, end of period	3,601	$485,965

Global Bond Trust
Outstanding, beginning of period	227,800,000	$3,672,423
Options written	449,111,936	2,166,882
Option closed	(248,920,000)	(2,277,115)
Options exercised	(89,200,000)	(971,110)
Options expired	(459)	(267,423)
Outstanding, end of period	338,791,477	$2,323,657

Health Sciences Trust
Outstanding, beginning of period	5,024	$3,144,960
Options written	1,168	650,251
Option closed	(1,773)	(1,062,046)
Options exercised	(304)	(214,296)
Options expired	(2,238)	(1,459,711)
Outstanding, end of period	1,877	$1,059,158

High Yield Trust
Outstanding, beginning of period	30,920,000	$165,984
Options written	11,800,000	78,470
Option closed	-	-
Options exercised	(5,800,000)	(30,160)
Options expired	(25,120,000)	(135,824)
Outstanding, end of period	11,800,000	$78,470

Real Return Bond Trust
Outstanding, beginning of period	24,200,000	$215,591
Options written	26,500,000	98,690
Option closed	(22,900,000)	(142,859)
Options exercised	(2,000,000)	(22,550)
Options expired	-	-
Outstanding, end of period	25,800,000	$148,872

Total Return Trust
Outstanding, beginning of period	586,500,000	$2,823,503
Options written	642,000,000	1,655,998
Option closed	(621,400,000)	(1,909,770)
Options exercised	-	-
Options expired	-	-
Outstanding, end of period	607,100,000	$2,569,731

Options on Securities

Capital Appreciation Value Trust
The Portfolio used written options to manage against anticipated changes in securities markets.
Portfolio	Name of Issuer	Exercise Price	Expiration Date	Number of Contracts	Premium	Value
Capital Appreciation Value Trust	Calls
	Accenture PLC	$75.00	May 2013	32	$5,568	($6,160)
	Accenture PLC	72.50	May 2013	32	8,320	(12,000)
	Accenture PLC	70.00	May 2013	32	12,064	(19,200)
	Cisco Systems, Inc.	22.00	Jan 2014	281	35,419	(30,629)
	IBM Corp.	230.00	Jan 2014	82	36,494	(37,105)
	JPMorgan Chase & Company	55.00	Jan 2014	226	26,693	(22,148)
	JPMorgan Chase & Company	45.00	Jan 2014	160	41,759	(77,600)
	Microsoft Corp.	30.00	Jan 2014	248	24,799	(28,644)
	Oracle Corp.	37.00	Jan 2014	295	26,513	(26,698)
	Pfizer, Inc.	27.00	Jan 2014	449	55,192	(113,821)
	Philip Morris International	97.50	Jan 2014	38	8,284	(10,526)
	Philip Morris International	95.00	Jan 2014	38	11,096	(14,345)
	Procter & Gamble Company	75.00	Jan 2014	206	21,336	(87,035)
	The Walt Disney Company	57.50	Jan 2014	97	20,707	(35,405)
	The Walt Disney Company	55.00	Jan 2014	97	30,306	(48,743)
	The Williams Companies, Inc.	40.00	Aug 2013	99	6,732	(11,929)
	The Williams Companies, Inc.	40.00	Jan 2014	147	12,789	(29,473)
	U.S. Bancorp	34.00	Jun 2013	104	8,693	(10,348)
	U.S. Bancorp	37.00	Jan 2014	520	36,353	(42,120)
	U.S. Bancorp	35.00	Jan 2014	363	45,032	(55,176)
	Zoetis, Inc.	35.00	Oct 2013	55	11,816	(8,388)
				3,601	$485,965	($727,493)

Health Sciences Trust
The Portfolio used written options to manage against anticipated changes in securities markets.
Portfolio	Name of Issuer	Exercise Price	Expiration Date	Number of Contracts	Premium	Value
Health Sciences Trust	Calls
	Alexion Pharmaceuticals, Inc.	$115.00	Jan 2014	5	$4,310	($1,350)
	Alexion Pharmaceuticals, Inc.	110.00	Jan 2014	5	5,185	(1,950)
	Allergan, Inc.	115.00	Jul 2013	9	1,503	(2,925)
	Amgen, Inc.	90.00	Jul 2013	18	4,681	(23,940)
	Amgen, Inc.	97.50	Jan 2014	27	6,021	(27,472)
	Ariad Pharmaceuticals, Inc.	23.00	May 2013	56	8,238	(1,260)
	Ariad Pharmaceuticals, Inc.	25.00	Aug 2013	29	3,326	(1,377)
	Catamaran Corp.	60.00	Apr 2013	20	4,440	(300)
	Celgene Corp.	90.00	Apr 2013	29	3,610	(75,110)
	Celgene Corp.	87.50	Apr 2013	29	7,308	(82,433)
	Covidien PLC	65.00	Jul 2013	36	3,672	(14,940)
	DaVita HealthCare Partners	120.00	Apr 2013	19	3,743	(2,613)
	DaVita HealthCare Partners	120.00	Jul 2013	18	6,786	(8,190)
	Edwards Lifesciences Corp.	110.00	May 2013	9	1,773	(68)
	Eli Lilly & Company	55.00	Apr 2013	7	767	(1,400)
	Gilead Sciences, Inc.	42.50	May 2013	76	7,410	(52,060)
	Intuitive Surgical, Inc.	680.00	Jan 2014	7	17,689	(5,285)
	McKesson Corp.	115.00	Aug 2013	9	1,030	(2,115)
	McKesson Corp.	110.00	Aug 2013	18	3,996	(7,830)
	Monsanto Company	100.00	Apr 2013	38	7,926	(23,655)
	Monsanto Company	95.00	Apr 2013	9	4,248	(9,652)
	Regeneron Pharmaceuticals, Inc.	200.00	Sep 2013	27	31,953	(24,435)
	Stryker Corp.	57.50	Jun 2013	56	11,536	(45,920)
	Teva Pharmaceutical Industries, Ltd., ADR	45.00	Jun 2013	36	3,492	(342)
	The Cooper Companies Inc.	115.00	May 2013	11	2,717	(495)
	Valeant Pharmaceuticals International, Inc.	70.00	Apr 2013	57	9,291	(31,065)
	Valeant Pharmaceuticals International, Inc.	65.00	Apr 2013	59	26,122	(59,295)
	Zimmer Holdings, Inc.	80.00	Jan 2014	36	9,792	(10,800)
				755	$202,565	($518,277)
	Puts
	Agilent Technologies, Inc.	$45.00	Mar 2013	56	$45,194	($31,920)
	Alexion Pharmaceuticals, Inc.	115.00	Mar 2013	11	27,356	(28,490)
	Alexion Pharmaceuticals, Inc.	110.00	Mar 2013	11	27,466	(24,035)
	Alexion Pharmaceuticals, Inc.	100.00	Mar 2013	2	3,144	(1,860)
	AmerisourceBergen Corp.	45.00	Mar 2013	9	4,229	(1,215)
	Bristol-Myers Squibb Company	35.00	Mar 2013	73	26,608	(7,409)
	Catamaran Corp.	52.50	Mar 2013	10	6,720	(1,475)
	Centene Corp.	40.00	Mar 2013	19	12,863	(7,695)
	Cerner Corp.	80.00	Mar 2013	11	7,347	(770)
	Edwards Lifesciences Corp.	105.00	Mar 2013	7	11,529	(16,275)
	Edwards Lifesciences Corp.	100.00	Mar 2013	9	13,698	(17,910)
	Eli Lilly & Company	55.00	Mar 2013	39	25,233	(13,162)
	Eli Lilly & Company	48.00	Mar 2013	80	39,904	(200)
	Express Scripts Holding Company	55.00	Mar 2013	4	2,868	(1,560)
	Forest Laboratories, Inc.	40.00	Mar 2013	112	55,693	(44,800)
	Gilead Sciences, Inc.	42.50	Mar 2013	74	47,389	(17,649)
	Gilead Sciences, Inc.	37.50	Mar 2013	38	16,758	(513)
	Gilead Sciences, Inc.	35.00	Mar 2013	20	11,870	(1,710)
	Humana, Inc.	80.00	Mar 2013	7	10,789	(10,115)
	Medivation, Inc.	55.00	Mar 2013	68	78,812	(92,140)
	MEDNAX, Inc.	85.00	Mar 2013	9	5,543	(2,565)
	MEDNAX, Inc.	85.00	Mar 2013	9	5,643	(1,148)
	Merck & Company. Inc.	45.00	Mar 2013	45	23,894	(17,212)
	Nuance Communications, Inc.	25.00	Mar 2013	9	6,363	(5,310)
	Onyx Pharmaceuticals, Inc.	90.00	Mar 2013	23	38,299	(28,980)
	Onyx Pharmaceuticals, Inc.	75.00	Mar 2013	17	23,648	(10,115)
	Perrigo Company	105.00	Mar 2013	3	2,841	(495)
	Pfizer, Inc.	27.00	Mar 2013	127	31,819	(16,319)
	Pharmacyclics, Inc.	50.00	Mar 2013	6	7,183	(1,830)
	Pharmacyclics, Inc.	50.00	Mar 2013	6	5,103	(930)
	Sarepta Therapeutics, Inc.	40.00	Mar 2013	23	41,905	(29,785)
	St. Jude Medical, Inc.	45.00	Mar 2013	13	13,643	(9,100)
	St. Jude Medical, Inc.	30.00	Mar 2013	11	4,147	(990)
	Stryker Corp.	60.00	Mar 2013	19	14,430	(4,988)
	Teva Pharmaceutical Industries, Ltd., ADR	45.00	Mar 2013	18	14,346	(11,655)
	The Cooper Companies Inc.	100.00	Mar 2013	8	7,416	(680)
	Thermo Fisher Scientific, Inc.	65.00	Mar 2013	15	9,705	(1,163)
	UnitedHealth Group, Inc.	60.00	Mar 2013	32	29,761	(20,160)
	Vertex Pharmaceuticals, Inc.	60.00	Mar 2013	36	60,641	(45,720)
	ViroPharma, Inc.	30.00	Mar 2013	6	4,905	(3,660)
	WellPoint, Inc.	70.00	Mar 2013	27	29,888	(20,993)
				1,122	$856,593	($554,701)

Options on Exchange-Traded Futures Contracts

Global Bond Trust
The Portfolio used written options to manage against anticipated interest rate changes and maintain diversity and liquidity of the Portfolio.
Portfolio	Name of Issuer	Exercise Price	Expiration Date	Number of Contracts	Premium	Value
Global Bond Trust	Calls
	U.S. Treasury 10-Year Note Futures	$132.50	Apr 2013	47	$12,009	($16,156)
				47	$12,009	($16,156)

	Puts
	EURIBOR Future	$99.25	Jun 2013	383	$130,913	($24,547)
	U.S. Treasury 10-Year Note Futures	129.00	Apr 2013	47	18,956	(1,469)
				430	$149,869	($26,016)

Foreign Currency Options

Global Bond Trust
The Portfolio used written options to manage against anticipated currency exchange rates and gain exposure to foreign currencies.

Portfolio	Description	Counterparty	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Global Bond Trust	Calls
	U.S. Dollar versus Mexican Peso	Barclay Bank PLC	$13.40	Apr 2013	USD	2,240,000	$18,928	($2)
	U.S. Dollar versus Mexican Peso	HSBC Bank USA	13.40	Apr 2013	USD	3,450,000	28,635	(3)
	U.S. Dollar versus Mexican Peso	HSBC Bank USA	13.18	May 2013	USD	2,122,000	19,894	(1,664)
	U.S. Dollar versus Mexican Peso	Bank of America N.A.	12.80	May 2013	USD	2,072,000	17,819	(9,591)
	U.S. Dollar versus Mexican Peso	JPMorgan Chase Bank	12.80	May 2013	USD	2,072,000	17,633	(9,591)
	U.S. Dollar versus South African Rand	Morgan Stanley	9.70	Apr 2013	USD	5,166,000	54,113	(10,952)
	U.S. Dollar versus South African Rand	UBS AG	9.30	May 2013	USD	2,122,000	28,732	(28,168)
	U.S. Dollar versus South African Rand	Deutsche Bank AG	9.40	May 2013	USD	1,726,000	19,038	(16,927)
						20,970,000	$204,792	($76,898)
	Puts
	Euro Dollar versus U.S. Dollar	Citibank N.A.	$1.27	Apr 2013	EUR	7,921,000	$54,244	($76,974)
						7,921,000	$54,244	($76,974)

Real Return Bond Trust
The Portfolio used written options to manage against anticipated currency exchange rates and gain exposure to foreign currencies.

Portfolio	Description	Counterparty	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Real Return Bond Trust	Calls
	U.S. Dollar versus Japanese Yen	BNP Paribas	$97.00	Apr 2013	USD	1,300,000	$8,840	($2,921)
						1,300,000	$8,840	($2,921)

	Puts
	U.S. Dollar versus Japanese Yen	Bank of America N.A.	$89.00	Apr 2013	USD	1,300,000	$6,071	($722)
						1,300,000	$6,071	($722)

Total Return Trust
The Portfolio used written options to manage against anticipated currency exchange rates and gain exposure to foreign currencies.

Portfolio	Description	Counterparty	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Total Return Trust	Calls
	U.S. Dollar versus Japanese Yen	Bank of America N.A.	$96.00	Apr 2013	USD	2,700,000	$27,378	($4,436)
						2,700,000	$27,378	($4,436)
	Puts
	U.S. Dollar versus Japanese Yen	BNP Paribas	$86.00	Apr 2013	USD	16,300,000	$48,900	($16)
						16,300,000	$48,900	($16)

Interest Rate Swaptions

An interest rate swaption is an option to enter into an interest rate swap.

Global Bond Trust
The Portfolio used interest rate swaptions to manage against anticipated interest rate changes and maintain diversity and liquidity of the Portfolio.
Portfolio	Description	Counterparty	Floating Rate Index	Pay / Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Global Bond Trust	Calls
	1-Year Interest Rate Swap	Deutsche Bank AG	3-Month EURIBOR	Receive	0.40%	Mar 2014	EUR	10,000,000	$18,118	($18,689)
	1-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month EURIBOR	Receive	0.40%	Mar 2014	EUR	12,400,000	23,871	(23,175)
	5-Year Interest Rate Swap	Morgan Stanley	3-Month USD LIBOR	Receive	0.80%	Apr 2013	USD	4,100,000	1,640	(381)
	10-Year Interest Rate Swap	Bank of America N.A.	3-Month USD LIBOR	Receive	1.80%	Jul 2013	USD	5,300,000	15,900	(18,216)
	10-Year Interest Rate Swap	Barclay Bank PLC	3-Month USD LIROR	Receive	1.80%	Jul 2013	USD	6,900,000	31,620	(23,715)
	10-Year Interest Rate Swap	Goldman Sachs	3-Month USD LIROR	Receive	1.80%	Jul 2013	USD	23,900,000	108,631	(82,144)
	10-Year Interest Rate Swap	JPMorgan Chase Bank	3-Month USD LIROR	Receive	1.80%	Jul 2013	USD	8,000,000	32,390	(27,496)
	10-Year Interest Rate Swap	Morgan Stanley	3-Month USD LIROR	Receive	1.80%	Jul 2013	USD	19,100,000	88,605	(65,648)
	10-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD LIBOR	Receive	1.80%	Jul 2013	USD	8,600,000	34,400	(29,558)
								98,300,000	$355,175	($289,022)
	Puts
	1-Year Interest Rate Swap	Deutsche Bank AG	3-Month EURIBOR	Receive	0.40%	Mar 2014	EUR	10,000,000	$20,383	($20,484)
	1-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month EURIBOR	Receive	0.40%	Mar 2014	EUR	12,400,000	23,871	(25,400)
	2-Year Interest Rate Swap	Barclay Bank PLC	6-Month EURIBOR	Receive	0.85%	Apr 2013	EUR	17,800,000	24,968	(183)
	2-Year Interest Rate Swap	Bank of America N.A.	6-Month EURIBOR	Receive	1.15%	Jul 2013	EUR	19,900,000	41,559	(4,362)
	2-Year Interest Rate Swap	Barclay Bank PLC	6-Month EURIBOR	Receive	1.15%	Jul 2013	EUR	8,400,000	14,338	(1,841)
	2-Year Interest Rate Swap	Credit Suisse International	6-Month EURIBOR	Receive	1.15%	Jul 2013	EUR	5,900,000	11,626	(1,293)
	2-Year Interest Rate Swap	HSBC Bank USA, N.A.	6-Month EURIBOR	Receive	1.15%	Jul 2013	EUR	3,900,000	6,840	(855)
	5-Year Interest Rate Swap	Morgan Stanley	3-Month USD LIBOR	Receive	1.15%	Apr 2013	USD	4,100,000	4,100	(2,772)
	5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD LIBOR	Receive	1.40%	Sep 2013	USD	5,200,000	17,260	(16,448)
	5-Year Interest Rate Swap	Bank of America N.A.	3-Month USD LIBOR	Receive	2.50%	Sep 2015	USD	30,000,000	570,000	(541,560)
	5-Year Interest Rate Swap	Citibank N.A.	3-Month USD LIBOR	Receive	2.50%	Sep 2015	USD	15,100,000	284,623	(272,585)
	10-Year Interest Rate Swap	Credit Suisse International	3-Month EURIBOR	Receive	1.90%	Apr 2013	EUR	2,800,000	18,288	-
	10-Year Interest Rate Swap	Bank of America N.A.	3-Month USD LIBOR	Receive	2.65%	Jul 2013	USD	5,300,000	38,160	(16,955)
	10-Year Interest Rate Swap	Barclay Bank PLC	3-Month USD LIBOR	Receive	2.65%	Jul 2013	USD	6,900,000	49,550	(22,073)
	10-Year Interest Rate Swap	Goldman Sachs	3-Month USD LIBOR	Receive	2.65%	Jul 2013	USD	23,900,000	130,220	(76,456)
	10-Year Interest Rate Swap	JPMorgan Chase Bank	3-Month USD LIBOR	Receive	2.65%	Jul 2013	USD	8,000,000	44,877	(25,592)
	10-Year Interest Rate Swap	Morgan Stanley	3-Month USD LIROR	Receive	2.65%	Jul 2013	USD	19,100,000	140,945	(61,101)
	10-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD LIBOR	Receive	2.65%	Jul 2013	USD	8,600,000	57,620	(27,511)
								207,300,000	$1,499,228	($1,117,471)

Real Return Bond Trust
The Portfolio used interest rate swaptions to manage against anticipated interest rate changes and maintain diversity and liquidity of the Portfolio.
Portfolio	Description	Counterparty	Floating Rate Index	Pay / Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Real Return Bond Trust	Calls
	2-Year Interest Rate Swap	Goldman Sachs	3-Month USD LIBOR	Receive	1.50%	Apr 2013	USD	1,600,000	$3,145	($136)
	5-Year Interest Rate Swap	Morgan Stanley	3-Month USD LIBOR	Receive	0.80%	Apr 2013	USD	200,000	80	(19)
	10-Year Interest Rate Swap	Bank of America N.A.	3-Month USD LIBOR	Receive	1.80%	Jul 2013	USD	700,000	2,400	(2,406)
	10-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD LIBOR	Receive	1.80%	Jul 2013	USD	600,000	2,700	(2,062)
	10-Year Interest Rate Swap	Goldman Sachs	3-Month USD LIBOR	Receive	1.80%	Jul 2013	USD	600,000	3,210	(2,062)
	10-Year Interest Rate Swap	JPMorgan Chase Bank	3-Month USD LIBOR	Receive	1.80%	Jul 2013	USD	500,000	1,720	(1,719)
	10-Year Interest Rate Swap	Morgan Stanley	3-Month USD LIBOR	Receive	1.80%	Jul 2013	USD	900,000	4,145	(3,093)
	10-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD LIBOR	Receive	1.80%	Jul 2013	USD	200,000	800	(687)
								5,300,000	$18,200	($12,184)
	Puts
	2-Year Interest Rate Swap	Goldman Sachs	3-Month USD LIBOR	Receive	1.50%	Apr 2013	USD	1,600,000	$8,010	($3,150)
	2-Year Interest Rate Swap	Barclays Bank PLC	6-Month EURIBOR	Receive	0.85%	Apr 2013	EUR	1,100,000	1,537	(11)
	2-Year Interest Rate Swap	Bank of America N.A.	6-Month EURIBOR	Receive	1.15%	Jul 2013	EUR	1,200,000	2,419	(263)
	2-Year Interest Rate Swap	Barclays Bank PLC	6-Month EURIBOR	Receive	1.15%	Jul 2013	EUR	400,000	683	(88)
	2-Year Interest Rate Swap	Credit Suisse International	6-Month EURIBOR	Receive	1.15%	Jul 2013	EUR	700,000	1,379	(153)
	5-Year Interest Rate Swap	Morgan Stanley	3-Month USD LIBOR	Receive	1.15%	Apr 2013	USD	200,000	200	(135)
	5-Year Interest Rate Swap	Bank of America N.A.	6-Month EURIBOR	Receive	1.50%	Jun 2013	EUR	800,000	3,476	(123)
	5-Year Interest Rate Swap	Credit Suisse International	6-Month EURIBOR	Receive	1.50%	Jun 2013	EUR	200,000	944	(31)
	5-Year Interest Rate Swap	Barclays Bank PLC	6-Month EURIBOR	Receive	1.70%	Jul 2013	EUR	1,200,000	6,120	(503)
	5-Year Interest Rate Swap	Citibank N.A.	6-Month EURIBOR	Receive	1.70%	Jul 2013	EUR	200,000	901	(84)
	5-Year Interest Rate Swap	Deutsche Bank AG	6-Month EURIBOR	Receive	1.70%	Jul 2013	EUR	300,000	1,542	(126)
	5-Year Interest Rate Swap	The Royal Bank of Scotland PLC	6-Month EURIBOR	Receive	1.70%	Jul 2013	EUR	100,000	590	(42)
	5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD LIBOR	Receive	1.40%	Sep 2013	USD	500,000	1,700	(1,582)
	5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD LIBOR	Receive	2.85%	Apr 2014	USD	3,000,000	36,000	(4,695)
	10-Year Interest Rate Swap	Bank of America N.A.	3-Month USD LIBOR	Receive	2.65%	Jul 2013	USD	700,000	4,890	(2,239)
	10-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD LIBOR	Receive	2.65%	Jul 2013	USD	600,000	4,350	(1,919)
	10-Year Interest Rate Swap	Goldman Sachs	3-Month USD LIBOR	Receive	2.65%	Jul 2013	USD	600,000	3,225	(1,919)
	10-Year Interest Rate Swap	JPMorgan Chase Bank	3-Month USD LIBOR	Receive	2.65%	Jul 2013	USD	500,000	3,195	(1,600)
	10-Year Interest Rate Swap	Morgan Stanley	3-Month USD LIBOR	Receive	2.65%	Jul 2013	USD	900,000	6,660	(2,879)
	10-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD LIBOR	Receive	2.65%	Jul 2013	USD	200,000	1,340	(640)
								15,000,000	$89,161	($22,182)

Total Return Trust
The Portfolio used interest rate swaptions to manage against anticipated interest rate changes and maintain diversity and liquidity of the Portfolio.
Portfolio	Description	Counterparty	Floating Rate Index	Pay / Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Total Return Trust	Calls
	1-Year Interest Rate Swap	Bank of America N.A.	3-Month EURIBOR	Receive	0.40%	Mar 2014	EUR	17,800,000	$33,264	($33,267)
	1-Year Interest Rate Swap	Barclays Bank PLC	3-Month EURIBOR	Receive	0.40%	Mar 2014	EUR	4,400,000	8,506	(8,223)
	1-Year Interest Rate Swap	Goldman Sachs	3-Month EURIBOR	Receive	0.40%	Mar 2014	EUR	4,400,000	9,073	(8,223)
	5-Year Interest Rate Swap	JPMorgan Chase Bank	3-Month USD LIBOR	Receive	0.75%	Apr 2013	USD	16,200,000	6,480	(2)
	5-Year Interest Rate Swap	Morgan Stanley	3-Month USD LIBOR	Receive	0.75%	Apr 2013	USD	17,900,000	6,290	(2)
	5-Year Interest Rate Swap	The Royal Scotland Bank PLC	3-Month USD LIBOR	Receive	0.75%	Apr 2013	USD	13,300,000	7,980	(1)
	5-Year Interest Rate Swap	Morgan Stanley	3-Month USD LIBOR	Receive	0.85%	Apr 2013	USD	13,400,000	16,415	(3,953)
	10-Year Interest Rate Swap	The Royal Scotland Bank PLC	3-Month USD LIBOR	Receive	1.50%	May 2013	USD	10,000,000	75,500	(1,160)
	10-Year Interest Rate Swap	Bank of America N.A.	3-Month USD LIBOR	Receive	1.80%	Jul 2013	USD	3,300,000	13,200	(11,342)
	10-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD LIBOR	Receive	1.80%	Jul 2013	USD	3,400,000	16,320	(11,686)
	10-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD LIBOR	Receive	1.80%	Jul 2013	USD	9,100,000	18,200	(31,277)
	10-Year Interest Rate Swap	Goldman Sachs	3-Month USD LIBOR	Receive	1.80%	Jul 2013	USD	29,300,000	144,440	(100,704)
	10-Year Interest Rate Swap	JPMorgan Chase Bank	3-Month USD LIBOR	Receive	1.30%	Jul 2013	USD	13,000,000	53,213	(44,681)
	10-Year Interest Rate Swap	Morgan Stanley	3-Month USD LIBOR	Receive	1.80%	Jul 2013	USD	13,300,000	70,105	(45,712)
	10-Year Interest Rate Swap	The Royal Scotland Bank PLC	3-Month USD LIBOR	Receive	1.80%	Jul 2013	USD	7,800,000	25,595	(26,809)
								176,600,000	$504,581	($327,042)
	Puts
	1-Year Interest Rate Swap	Bank of America N.A.	3-Month USD LIBOR	Receive	2.25%	May 2013	USD	56,900,000	$281,655	($6)
	1-Year Interest Rate Swap	Bank of America N.A.	3-Month EURIBOR	Receive	0.40%	Mar 2014	EUR	17,800,000	39,573	(36,461)
	1-Year Interest Rate Swap	Barclays Bank PLC	3-Month EURIBOR	Receive	0.40%	Mar 2014	EUR	4,400,000	9,640	(9,013)
	1-Year Interest Rate Swap	Goldman Sachs	3-Month EURIBOR	Receive	0.40%	Mar 2014	EUR	4,400,000	9,073	(9,013)
	2-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD LIBOR	Receive	1.20%	Jul 2013	USD	36,800,000	259,725	(1,067)
	2-Year Interest Rate Swap	Bank of America N.A.	6-Month EURIBOR	Receive	1.15%	Jul 2013	EUR	11,400,000	25,363	(2,499)
	2-Year Interest Rate Swap	Credit Suisse	6-Month EURIBOR	Receive	1.15%	Jul 2013	EUR	6,900,000	13,260	(1,512)
	2-Year Interest Rate Swap	HSBC Bank USA, N.A.	6-Month EURIBOR	Receive	1.15%	Jul 2013	EUR	2,100,000	3,683	(460)
	5-Year Interest Rate Swap	Bank of America N.A.	6-Month EURIBOR	Receive	1.15%	Apr 2013	EUR	17,900,000	30,085	(2)
	5-Year Interest Rate Swap	JPMorgan Chase Bank	3-Month USD LIBOR	Receive	1.15%	Apr 2013	USD	16,200,000	30,375	(2)
	5-Year Interest Rate Swap	The Royal Scotland Bank PLC	3-Month USD LIBOR	Receive	1.15%	Apr 2013	USD	13,300,000	16,625	(1)
	5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD LIBOR	Receive	1.30%	Apr 2013	USD	10,000,000	21,850	(1,680)
	5-Year Interest Rate Swap	JPMorgan Chase Bank	3-Month USD LIBOR	Receive	1.30%	Apr 2013	USD	12,300,000	32,886	(2,066)
	5-Year Interest Rate Swap	Morgan Stanley	3-Month USD LIBOR	Receive	1.20%	Apr 2013	USD	13,400,000	9,380	(5,735)
	5-Year Interest Rate Swap	The Royal Scotland Bank PLC	3-Month USD LIBOR	Receive	1.75%	May 2013	USD	37,600,000	278,965	(2,858)
	5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD LIBOR	Receive	1.70%	Jul 2013	USD	5,800,000	31,318	(2,431)
	5-Year Interest Rate Swap	Deutsche Bank AG	6-Month EURIBOR	Receive	1.70%	Jul 2013	EUR	2,400,000	12,563	(1,006)
	5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD LIBOR	Receive	1.40%	Sep 2013	USD	20,700,000	68,610	(65,474)
	10-Year Interest Rate Swap	Bank of America N.A.	3-Month USD LIBOR	Receive	2.64%	Jul 2013	USD	3,300,000	22,110	(10,557)
	10-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD LIBOR	Receive	2.65%	Jul 2013	USD	3,400,000	23,800	(10,877)
	10-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD LIBOR	Receive	2.65%	Jul 2013	USD	9,100,000	57,330	(29,111)
	10-Year Interest Rate Swap	Goldman Sachs	3-Month USD LIBOR	Receive	2.65%	Jul 2013	USD	29,300,000	132,470	(93,731)
	10-Year Interest Rate Swap	JPMorgan Chase Bank	3-Month USD LIBOR	Receive	2.65%	Jul 2013	USD	13,000,000	54,128	(41,587)
	10-Year Interest Rate Swap	Morgan Stanley	3-Month USD LIBOR	Receive	1.65%	Jul 2013	USD	13,300,000	92,490	(42,547)
	10-Year Interest Rate Swap	The Royal Scotland Bank PLC	3-Month USD LIBOR	Receive	2.65%	Jul 2013	USD	7,800,000	30,725	(24,952)
								369,500,000	$1,587,682	($394,648)

Credit Default Swaptions

A credit default swaption is an option to enter a credit default swap.

High Yield Trust
The Portfolio used credit default swaptions to manage against potential credit events.
Portfolio	Description	Counterparty	Index	Buy / Sell Protection	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
High Yield Trust	Calls
	5-Year Credit Default Swap	BNP Paribas	MARKIT CDX.NA.HY.19	Buy	103	May 2013	USD	5,900,000	$35,400	($73,750)
								5,900,000	$35,400	($73,750)
	Puts
	5-Year Credit Default Swap	BNP Paribas	MARKIT CDX.NA.HY.19	Sell	98	May 2013	USD	5,900,000	$43,070	($7,788)
								5,900,000	$43,070	($7,788)

Inflation Floors

Inflation floors are instruments where in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate (based on the Consumer Price Index or other measure), or “floor”.

Global Bond Trust
The Portfolio used inflation floors to manage against anticipated interest rate changes, manage duration and as a substitute for securities purchased.
Portfolio	Description	Counterparty	Strike Index	Exercise Index	Expiration Date		Notional Amount	Premium	Value
Global Bond Trust	Floor- OTC CPURNSA Index	Citibank NA	217.965	Maximum of ((1+0.0%)[10] - (Index Final/Index Initial)) or $0	Sep 2020	USD	2,000,000	$25,800	($3,787)
	Floor- OTC CPURNSA Index	Deutsche Bank AG	218.011	Maximum of ((1+0.0%)[10] - (Index Final/Index Initial)) or $0	Oct 2020	USD	2,300,000	22,540	(4,264)
							4,300,000	$48,340	($8,051)

Real Return Bond Trust
The Portfolio used inflation floors to manage against anticipated interest rate changes, manage duration and as a substitute for securities purchased.
Portfolio	Description	Counterparty	Strike Index	Exercise Index	Expiration Date		Notional Amount	Premium	Value
Real Return Bond Trust	Floor- OTC CPURNSA Index	Citibank NA	0*	Maximum of ((1+0.0%)[10] - (Index Final/Index Initial)) or $0	Mar 2018	USD	100,000	$860	($331)
	Floor- OTC CPURNSA Index	Citibank NA	216.687	Maximum of ((1+0.0%)[10] - (Index Final/Index Initial)) or $0	Apr 2020	USD	2,600,000	23,160	(4,652)
	Floor- OTC CPURNSA Index	Citibank NA	217.965	Maximum of ((1+0.0%)[10] - (Index Final/Index Initial)) or $0	Sep 2020	USD	200,000	2,580	(379)
							2,900,000	$26,600	($5,362)
*The floor level is zero. The starting index value will be determined in March 2014, using the index value from December 2013.
Total Return Trust
The Portfolio used inflation floors to manage against anticipated interest rate changes, manage duration and as a substitute for securities purchased.
Portfolio	Description	Counterparty	Strike Index	Exercise Index	Expiration Date		Notional Amount	Premium	Value
Total Return Trust	Floor- OTC CPURNSA Index	Citibank N.A.	215.949	Maximum of ((1+0.0%)[10] - (Index Final/Index Initial)) or $0	Mar 2020	USD	7,500,000	$63,460	($13,079)
	Floor- OTC CPURNSA Index	Deutsche Bank AG	215.949	Maximum of ((1+0.0%)[10] - (Index Final/Index Initial)) or $0	Mar 2020	USD	2,600,000	19,500	(4,253)
	Floor- OTC CPURNSA Index	Citibank N.A.	216.687	Maximum of ((1+0.0%)[10] - (Index Final/Index Initial)) or $0	Apr 2020	USD	17,900,000	159,640	(32,028)
	Floor- OTC CPURNSA Index	Citibank N.A.	217.965	Maximum of ((1+0.0%)[10] - (Index Final/Index Initial)) or $0	Sep 2020	USD	6,900,000	89,010	(13,066)
	Floor- OTC CPURNSA Index	Deutsche Bank AG	218.011	Maximum of ((1+0.0%)[10] - (Index Final/Index Initial)) or $0	Oct 2020	USD	7,100,000	69,580	(13,164)
							42,000,000	$401,190	($75,590)

Swaps. The Portfolio may enter into interest rate, credit default, and other forms of swap agreements. Swap agreements are agreements between a Portfolio and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the over-the-counter market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. A portfolio may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between Portfolio and counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Portfolio settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

The following table summarizes the interest rate swap contracts held as of March 31, 2013, and details how the Portfolios used interest rate swap contracts during the period ended March 31, 2013.

Global Bond Trust
The Portfolio used interest rate swaps to manage against anticipated interest rate changes, manage duration and as a substitute for securities purchased.
Portfolio	Counterparty	Notional Amount	Currency	USD Notional Amount	Payments Made By Portfolio	Payments Received By Portfolio	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Global Bond Trust
	Citibank N.A.	200,000	AUD	$211,630	AUD-BBR-BBSW	Fixed 5.000%	Jun 2022	($743)	$18,536	$17,793
	Deutsche Bank AG	2,100,000	AUD	2,222,114	AUD-BBR-BBSW	Fixed 5.000%	Jun 2022	(7,015)	193,844	186,829
	Morgan Stanley	600,000	MXN	49,384	MXN-TIIE-Banxico	Fixed 6.59%	Dec 2015	(361)	2,889	2,528
Exchange Cleared Swaps
		8,800,000	EUR	11,719,395	EUR-EURIBOR-Reuters	Fixed .75%	Mar 2015	938	18,633	19,571
		72,300,000	GBP	115,553,380	GBP-LIBOR-BBA	Fixed 1.00%	Jun 2015	127,075	260,608	387,683
		5,820,000,000	JPY	61,616,830	JPY-LIBOR-BBA	Fixed 1.00%	Sep 2023	1,788,640	(60,733)	1,727,907
		72,900,000	USD	72,900,000	Fixed 1.70%	3 Month Libor	Mar 2018	(871,733)	(1,836,267)	(2,708,000)
		16,300,000	USD	16,300,000	Fixed 1.40%	3 Month Libor	Mar 2018	(93,130)	(271,986)	(365,116)
		9,700,000	AUD	10,095,764	AUD-BBR-BBSW	Fixed 3.75%	Dec 2018	(92,062)	102,979	10,917
		2,700,000	CAD	2,623,779	Fixed 2.30%	CAD-BA-CDOR	Jun 2023	44,880	(31,282)	13,598
		3,080,000,000	JPY	32,612,719	JPY-LIBOR-BBA	Fixed 1.50%	Jun 2033	43,414	(74,628)	(31,214)
				$325,904,995				$939,903	($1,677,407)	($737,504)

Investment Quality Bond Trust
The Portfolio used interest rate swaps to manage against anticipated interest rate changes.
Portfolio	Counterparty	Notional Amount	Currency	USD Notional Amount	Payments Made by Fund	Payments Received by Fund	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation Depreciation	Market Value
Investment Quality Bond Trust
	JPMorgan Chase	5,100,000	USD	$5,100,000	Fixed 4.318%	3-Month LIBOR	Dec 2028	-	($1,246,048)	($1,246,048)
	JPMorgan Chase	2,100,000	USD	2,100,000	Fixed 3.425%	3-Month LIBOR	Jun 2039	-	(213,753)	(213,753)
				$7,200,000				-	($1,459,801)	($1,459,801)

Real Return Bond Trust
The Portfolio used interest rate swaps to manage against anticipated interest rate changes, manage duration and as a substitute for securities purchased.
Portfolio	Counterparty	Notional Amount	Currency	USD Notional Amount	Payments Made by Fund	Payments Received by Fund	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Real Return Bond Trust
	Deutsche Bank AG	1,462,729	BRL	$918,836	CDI	Fixed 8.485%	Jan 2015	($412)	$1,838	$1,426
	Goldman Sachs	3,685,750	BRL	2,289,488	CDI	Fixed 8.15%	Jan 2015	(11,457)	5,943	(5,514)
	Goldman Sachs	1,225,550	BRL	755,287	CDI	Fixed 8.255%	Jan 2015	1,893	795	2,688
	HSBC Bank USA	1,289,880	BRL	785,006	CDI	Fixed 8.825%	Jan 2015	9,323	2,779	12,102
	Morgan Stanley	5,332,026	BRL	3,919,319	CDI	Fixed 8.22%	Jan 2017	(435)	(87,492)	(87,927)
	Morgan Stanley	81,674	BRL	51,123	CDI	Fixed 8.27%	Jan 2015	(163)	102	(61)
	UBS AG	2,544,920	BRL	1,879,473	CDI	Fixed 8.15%	Jan 2017	-	(45,515)	(45,515)
	UBS AG	2,595,833	BRL	1,612,091	CDI	Fixed 8.56%	Jan 2015	2,414	1,680	4,094
Exchange Cleared Swaps
		3,700,000	USD	$3,700,000	Fixed 2.75%	3 Month LIBOR	Jun 2043	221,428	(1,367)	220,061
				$15,910,623				$222,591	($121,237)	$101,354

Total Return Trust
The Portfolio used interest rate swaps to manage against anticipated interest rate changes, manage duration and as a substitute for securities purchased.
Portfolio	Counterparty	Notional Amount	Currency	USD Notional Amount	Payments Made by Fund	Payments Received by Fund	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Total Return Trust
	Bank of America N.A.	300,000	MXN	$23,228	MXN-TIIE-Banxico	Fixed 5.50%	Sep 2022	($416)	$428	$12
	Barclays Bank PLC	341,700,000	MXN	25,180,510	MXN-TIIE-Banxico	Fixed 5.600%	Sep 2016	113,680	671,118	784,798
	Barclays Bank PLC	87,000,000	MXN	6,291,655	MXN-TIIE-Banxico	Fixed 5.500%	Sep 2017	(42,904)	231,391	188,487
	Barclays Bank PLC	1,800,000	MXN	139,367	MXN-TIIE-Banxico	Fixed 5.00%	Sep 2017	(942)	1,831	889
	Citibank N.A.	7,800,000	MXN	611,285	MXN-TIIE-Banxico	Fixed 4.75%	Feb 2018	(6,155)	1,554	(4,601)
	HSBC Bank USA	248,800,000	MXN	19,069,343	MXN-TIIE-Banxico	Fixed 5.600%	Sep 2016	66,158	505,272	571,430
	HSBC Bank USA	40,000,000	MXN	2,868,671	MXN-TIIE-Banxico	Fixed 5.500%	Sep 2017	(14,565)	101,226	86,661
	HSBC Bank USA	5,200,000	MXN	403,791	MXN-TIIE-Banxico	Fixed 5.00%	Sep 2017	(2,994)	5,562	2,568
	HSBC Bank USA	11,800,000	MXN	921,594	MXN-TIIE-Banxico	Fixed 5.50%	Sep 2022	(21,331)	21,791	460
	Morgan Stanley	13,600,000	MXN	1,105,893	MXN-TIIE-Banxico	Fixed 5.600%	Sep 2016	1,900	29,336	31,236
	Morgan Stanley	11,100,000	MXN	906,274	MXN-TIIE-Banxico	Fixed 6.350%	Jun 2021	2,222	56,872	59,094
	Morgan Stanley	50,000,000	MXN	3,608,427	MXN-TIIE-Banxico	Fixed 5.500%	Sep 2017	(19,301)	127,627	108,326
	Morgan Stanley	22,000,000	MXN	1,706,913	MXN-TIIE-Banxico	Fixed 5.50%	Sep 2022	(50,557)	51,416	859
Exchange Cleared Swaps
		87,400,000	USD	87,400,000	Fixed 4.250%	3 Month LIBOR	Jun 2041	(22,204,154)	(1,387,942)	(23,592,096)
		376,400,000	USD	376,400,000	3 month Libor	Fixed 1.5%	Mar 2016	2,902,377	(115,135)	2,787,242
		177,600,000	USD	177,600,000	Fixed 2.75%	3 month Libor	Jun 2043	12,730,928	(2,167,990)	10,562,938
		122,100,000	USD	122,100,000	Fed Fund Rate	Fixed 1.00%	Oct 2017	(143,913)	80,665	(63,248)
				$826,336,951				($6,689,967)	($1,784,978)	($8,474,945)

The following are abbreviations for the tables above:
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Rate
CDI	Brazil Interbank Deposit Rate
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
TIIE	Tasa de Intere's Interbancaria de Equilibrio (Interbank Equilibrium Interest Rate)

Currency swaps A currency swap is an agreement between a Portfolio and counterparty to exchange cash flows based on the notional difference amount two or more currencies.

Global Bond Trust used currency swaps to manage against anticipated currency exchange rate changes and as a substitute for securities purchased.

Portfolio	Counterparty	Receive	Pay	Maturity Date *	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Global Bond Trust
	BNP Paribas	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3 Month JPY-LIBOR less 0.7550% based on the notional amount of the currency received	May 2014	$9,800,000	JPY	$784,000,000	-	$1,448,400	$1,448,400
	Deutsche Bank AG	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3 Month JPY-LIBOR less 0.6225% based on the notional amount of the currency received	Jul 2014	37,926,675	JPY	$3,000,000,000	-	5,923,380	5,923,380
								-	$7,371,780	$7,371,780
* At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the Portfolio may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the Portfolio may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

The following table summarizes the credit default swap contracts the Portfolio held as of March 31, 2013 as a Buyer of protection.

Core Allocation Plus Trust
The Portfolio used credit default swaps to manage against potential credit events.
Portfolio	Counterparty	Reference Obligation	Notional Amount	Currency	USD Notional Amount	(Pay)/Receive Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Core Allocation Plus Trust
	Goldman Sachs	Everest Reinsurance Holdings, Inc.	50,000	USD	$50,000	(1.750)%	Dec 2013	-	($486)	($486)
	Goldman Sachs	Macy's, Inc.	205,000	USD	205,000	(1.000)%	Mar 2017	$774	(2,707)	(1,933)
	Goldman Sachs	ITRAXX-XOVERS19V1-5Y	70,000	EUR	89,730	(5.000)%	Jun 2018	(380)	(265)	(645)
	Goldman Sachs	ITRAXX-EUROPES19V1-10Y	975,000	EUR	1,257,409	(1.000)%	Jun 2023	64,187	6,715	70,902
	Goldman Sachs	ABX.HE.AAA.06-1	53,510	USD	53,510	(0.180)%	Jul 2045	4,352	(3,291)	1,061
	Goldman Sachs	ABX.HE.PENAAA.06-2	59,894	USD	59,894	(0.110)%	May 2046	15,633	(4,585)	11,048
	Goldman Sachs	CMBX.NA.AA.2	100,000	USD	100,000	(0.150)%	Mar 2049	38,058	(132)	37,926
	Goldman Sachs	CMBX.NA.AM.2	100,000	USD	100,000	(0.500)%	Mar 2049	5,727	(737)	4,990
	Goldman Sachs	CMBX.NA.AM.3	90,000	USD	90,000	(0.500)%	Dec 2049	8,943	(201)	8,742
	Goldman Sachs	CMBX.NA.AM.4	155,000	USD	155,000	(0.500)%	Feb 2051	24,016	(7,479)	16,537
	Goldman Sachs	CMBX.NA.A.1	30,000	USD	30,000	(0.350)%	Oct 2052	13,311	(772)	12,539
	Goldman Sachs	CMBX.NA.AA.1	35,000	USD	35,000	(0.250)%	Oct 2052	7,317	290	7,607
	JPMorgan Chase Bank	CDX-NAHYS19V1-5Y USD BP	685,000	USD	685,000	(5.000)%	Dec 2017	(7,633)	(22,368)	(30,001)
	JPMorgan Chase Bank	ABX.HE.PENAAA.07-1	133,888	USD	133,888	(0.090)%	Aug 2037	55,119	(6,931)	48,188
	JPMorgan Chase Bank	ABX.HE.AAA.06-1	214,039	USD	214,039	(0.180)%	Jul 2045	12,172	(7,929)	4,243
	JPMorgan Chase Bank	ABX.HE.PENAAA.06-2	21,391	USD	21,391	(0.110)%	May 2046	4,942	(996)	3,946
	JPMorgan Chase Bank	CMBX.NA.AM.2	100,000	USD	100,000	(0.500)%	Mar 2049	6,102	(1,112)	4,990
	JPMorgan Chase Bank	CMBX.NA.AJ.4	15,000	USD	15,000	(0.960)%	Feb 2051	4,975	(459)	4,516
	JPMorgan Chase Bank	CMBX.NA.A.1	70,000	USD	70,000	(0.350)%	Oct 2052	31,659	(2,401)	29,258
	Morgan Stanley	ABX.HE.AAA.06-1	407,693	USD	407,693	(0.180)%	Jul 2045	19,835	(11,754)	8,081
	Morgan Stanley	ABX.HE.PENAAA.06-2	141,180	USD	141,180	(0.110)%	May 2046	30,932	(4,890)	26,042
	Morgan Stanley	CMBX.NA.AJ.4	95,000	USD	95,000	(0.960)%	Feb 2051	36,499	(7,898)	28,601
	Morgan Stanley	CMBX.NA.AM.4	10,000	USD	10,000	(0.500)%	Feb 2051	2,478	(1,411)	1,067
	Morgan Stanley	CMBX.NA.AA.1	260,000	USD	260,000	(0.250)%	Oct 2052	57,481	(967)	56,514
	Morgan Stanley	CMBX.NA.AJ.1	50,000	USD	50,000	(0.840)%	Oct 2052	3,499	138	3,637
					$4,428,733			$439,998	($82,628)	$357,370
Global Bond Trust
The Portfolio used credit default swaps to manage against potential credit events.
Portfolio	Counterparty	Reference Obligation	Notional Amount	Currency	USD Notional Amount	(Pay)/Receive Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Global Bond Trust
	Bank of America N.A.	CNA Financial Corp.	4,000,000	USD	4,000,000	(0.940)%	Dec 2014	-	($39,865)	($39,865)
	Bank of America N.A.	Computer Sciences Corp.	2,050,000	USD	2,050,000	(0.970)%	Mar 2018	-	62,002	62,002
	Bank of America N.A.	Spectra Energy Capital, LLC	3,000,000	USD	$3,000,000	(1.180)%	Jun 2018	-	1,859	1,859
	Bank of America N.A.	Starwood Hotels & Resorts Worldwide, Inc.	3,000,000	USD	3,000,000	(1.490)%	Jun 2018	-	(53,510)	(53,510)
	BNP Paribas	Vivendi	1,300,000	USD	1,300,000	(1.780)%	Jun 2013	-	(5,657)	(5,657)
	Citibank N.A.	Pearson PLC	3,000,000	USD	3,000,000	(0.570)%	Jun 2013	-	(3,972)	(3,972)
	Deutsche Bank AG	Tate & Lyle Public, Ltd. Company	400,000	USD	400,000	(0.510)%	Dec 2014	-	(1,939)	(1,939)
	Deutsche Bank AG	Marsh & Mclennan Companies, Inc.	1,100,000	USD	1,100,000	(0.800)%	Sep 2015	-	(14,768)	(14,768)
	Deutsche Bank AG	Spectra Energy Capital, LLC	1,000,000	USD	1,000,000	(1.200)%	Jun 2018	-	(394)	(394)
	JPMorgan Chase Bank	Loews Corp.	400,000	USD	400,000	(0.330)%	Mar 2016	-	(1,255)	(1,255)
	Morgan Stanley Capital Services, Inc.	Simon Property Group, L.P.	2,250,000	USD	2,250,000	(0.885)%	Jun 2018	-	(17,649)	(17,649)
	Morgan Stanley Capital Services, Inc.	Spectra Energy Capital, LLC	1,000,000	USD	1,000,000	(1.150)%	Jun 2018	-	2,140	2,140
	The Royal Bank of Scotland PLC	The Cleveland Electric Illuminating Company	3,000,000	USD	3,000,000	(0.940)%	Jun 2017	-	13,730	13,730
					$25,500,000			-	($59,278)	($59,278)

High Yield Trust
The Portfolio used credit default swaps to manage against potential credit events.
Portfolio	Counterparty	Reference Obligation	Notional Amount	Currency	USD Notional Amount	(Pay)/Receive Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
High Yield Trust
	BNP Paribas	MARKIT CDX.NA.HY.18	5,445,000	USD	$5,445,000	(5.000)%	Jun 2017	$95,212	($386,985)	($291,773)
	BNP Paribas	MARKIT CDX.NA.HY.19	11,000,000	USD	11,000,000	(5.000)%	Dec 2017	(280,090)	(199,205)	(479,295)
	Morgan Stanley Capital Services, Inc.	MARKIT CDX.NA.HY.17	4,032,000	USD	4,032,000	(5.000)%	Dec 2016	91,951	(333,265)	(241,314)
					$20,477,000			($92,927)	($919,455)	($1,012,382)

Investment Quality Bond Trust
The Portfolio used credit default swaps to manage against potential credit events.
Portfolio	Counterparty	Reference Obligation	Notional Amount	Currency	USD Notional Amount	(Pay)/Receive Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Investment Quality Bond Trust
	Goldman Sachs	Macy's, Inc.	1,095,000	USD	$1,095,000	(1.000)%	Mar 2017	$4,132	($14,457)	($10,325)
	Goldman Sachs	ITRAXX-XOVERS19V1-5Y	490,000	EUR	628,107	(5.000)%	Jun 2018	(2,658)	(1,848)	(4,506)
	Goldman Sachs	ITRAXX-EUROPES19V1-10Y	6,920,000	EUR	8,924,380	(1.000)%	Jun 2023	455,567	47,666	503,233
	Goldman Sachs	ABX.HE.AAA.06-1	1,788,753	USD	1,788,752	(0.180)%	Jul 2045	153,665	(118,208)	35,457
	Goldman Sachs	ABX.HE.PENAAA.06-2	1,033,178	USD	1,033,178	(0.110)%	May 2046	239,821	(49,243)	190,578
	Goldman Sachs	CMBX.NA.AA.2	740,000	USD	740,000	(0.150)%	Mar 2049	281,628	(978)	280,650
	Goldman Sachs	CMBX.NA.AM.2	740,000	USD	740,000	(0.500)%	Mar 2049	42,383	(5,455)	36,928
	Goldman Sachs	CMBX.NA.AM.3	700,000	USD	700,000	(0.500)%	Dec 2049	69,557	(1,562)	67,995
	Goldman Sachs	CMBX.NA.AM.4	830,000	USD	830,000	(0.500)%	Feb 2051	128,600	(40,049)	88,551
	Goldman Sachs	CMBX.NA.A.1	235,000	USD	235,000	(0.350)%	Oct 2052	104,267	(6,045)	98,222
	Goldman Sachs	CMBX.NA.AA.1	620,000	USD	620,000	(0.250)%	Oct 2052	130,852	3,912	134,764
	JPMorgan Chase Bank	CDX-NAHYS19V1-5Y	4,680,000	USD	4,680,000	(5.000)%	Dec 2017	(52,154)	(152,877)	(205,031)
	JPMorgan Chase Bank	ABX.HE.PENAAA.07-1	950,602	USD	950,602	(0.090)%	Aug 2037	404,359	(62,224)	342,135
	JPMorgan Chase Bank	ABX.HE.AAA.06-1	397,501	USD	397,501	(0.180)%	Jul 2045	22,605	(14,726)	7,879
	JPMorgan Chase Bank	ABX.HE.PENAAA.06-2	474,877	USD	474,877	(0.110)%	May 2046	121,937	(34,342)	87,595
	JPMorgan Chase Bank	CMBX.NA.AM.2	740,000	USD	740,000	(0.500)%	Mar 2049	45,153	(8,225)	36,928
	JPMorgan Chase Bank	CMBX.NA.A.1	505,000	USD	505,000	(0.350)%	Oct 2052	228,396	(17,322)	211,074
	JPMorgan Chase Bank	CMBX.NA.AA.1	1,440,000	USD	1,440,000	(0.250)%	Oct 2052	311,125	1,876	313,001
	Morgan Stanley	ABX.HE.AAA.06-1	2,657,649	USD	2,657,649	(0.180)%	Jul 2045	143,705	(91,025)	52,680
	Morgan Stanley	CMBX.NA.AM.4	405,000	USD	405,000	(0.500)%	Feb 2051	100,356	(57,147)	43,209
	Morgan Stanley	CMBX.NA.AJ.4	460,000	USD	460,000	(0.960)%	Feb 2051	176,730	(38,241)	138,489
	Morgan Stanley	CMBX.NA.AA.1	1,240,000	USD	1,240,000	(0.250)%	Oct 2052	269,624	(96)	269,528
	Morgan Stanley	CMBX.NA.AJ.1	370,000	USD	370,000	(0.840)%	Oct 2052	25,891	1,022	26,913
	UBS AG	Everest Reinsurance Holdings, Inc.	1,450,000	USD	1,450,000	(1.800)%	Dec 2013	-	(14,649)	(14,649)
					$33,105,046			$3,405,541	($674,243)	$2,731,298

Real Return Bond Trust
The Portfolio used credit default swaps to manage against potential credit events.
Portfolio	Counterparty	Reference Obligation	Notional Amount	Currency	USD Notional Amount	(Pay)/Receive Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Real Return Bond Trust
	Barclays Bank PLC	Rexam PLC	1,000,000	USD	$1,000,000	(1.450)%	Jun 2013	-	($3,639)	($3,639)
	Barclays Bank PLC	Everest Reinsurance Holdings, Inc.	1,000,000	USD	1,000,000	(0.535)%	Dec 2014	-	725	725
					$2,000,000			-	($2,914)	($2,914)

Total Return Trust
The Portfolio used credit default swaps to manage against potential credit events.
Portfolio	Counterparty	Reference Obligation	Notional Amount	Currency	USD Notional Amount	(Pay)/Receive Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Total Return Trust
Exchange Cleared Swaps
		iTraxx Europe Series 18 Version 1	6,400,000	EUR	$8,143,711	(1.000)%	Dec 2017	$43,753	$14,786	$58,539
					$8,143,711			$43,753	$14,786	$58,539

Implied credit spreads are utilized in determining the market value of CDS agreements in which the Portfolio is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s creditworthiness and a greater likelihood of a credit event occurring. This is also represented by a decrease in the average credit rating of the underlying index. The maximum potential amount of future payments (undiscounted) that a Portfolio as the Seller could be required to make under any CDS agreement would be an amount equal to the notional amount of the agreement.

The following table summarizes the credit default swap contracts the Portfolio held as of March 31, 2013 where Portfolios acted as a Seller of protection.

Core Allocation Plus Trust
The Portfolio used credit default swaps as a Seller of protection to take a long position in the exposure of the benchmark credit and gain exposure to security or credit index.

Portfolio	Counterparty	Reference Obligation	Implied Credit Spread and/or Credit Rating At 3-31-13	Notional Amount	Currency	USD Notional Amount	(Pay) / Receive Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
	Goldman Sachs	Kohl's Corp.	1.35%	50,000	USD	$50,000	1.000%	Mar 2017	($1,288)	$616	($672)
	Goldman Sachs	CDX-EM.ex-EUS18V1-5Y	2.64%	1,200,000	USD	1,200,000	5.000%	Dec 2017	134,214	(9,173)	125,041
	Goldman Sachs	CDX-NAIGS19V1-5Y	0.81%	3,415,000	USD	3,415,000	1.000%	Dec 2017	3,604	27,060	30,664
	Goldman Sachs	CDX-NAIGS20V1-5Y	0.90%	810,000	USD	810,000	1.000%	Jun 2018	4,461	(237)	4,224
	Goldman Sachs	ITRAXX-EUROPES19V1-5Y	1.26%	1,625,000	EUR	2,090,074	1.000%	Jun 2018	(17,836)	(8,289)	(26,125)
	Goldman Sachs	CMBX.NA.AAA.6	Aaa	205,000	USD	205,000	0.500%	May 2063	(5,275)	(1,880)	(7,155)
	Goldman Sachs	CMBX.NA.BB.6	Ba2	85,000	USD	85,000	5.000%	May 2063	(2,385)	(4,093)	(6,478)
	JPMorgan Chase Bank	ITRAXX-EUROPES19V1-5Y	1.26%	190,000	EUR	242,687	1.000%	Jun 2018	(3,221)	139	(3,082)
	JPMorgan Chase Bank	ABX.HE.AAA.06-2	Caa2	55,713	USD	55,713	0.110%	May 2046	(17,961)	975	(16,986)
	JPMorgan Chase Bank	CMBX.NA.AAA.3	Aa1	245,000	USD	245,000	0.080%	Dec 2049	(16,229)	8,599	(7,630)
	JPMorgan Chase Bank	CMBX.NA.AJ.3	B3	70,000	USD	70,000	1.470%	Dec 2049	(24,105)	3,299	(20,806)
	JPMorgan Chase Bank	CMBX.NA.AAA.5	Aa3	119,962	USD	119,962	0.350%	Feb 2051	(11,860)	8,050	(3,810)
	JPMorgan Chase Bank	CMBX.NA.AA.4	Caa2	130,000	USD	130,000	1.650%	Feb 2051	(80,974)	(768)	(81,742)
	Morgan Stanley	PRIMEX.ARM.1	B3	39,308	USD	39,308	4.420%	Jun 2036	1,277	3,021	4,298
	Morgan Stanley	PRIMEX.ARM.2	Ca	125,232	USD	125,232	4.580%	Dec 2037	(9,184)	13,817	4,633
	Morgan Stanley	CMBX.NA.AJ.3	B3	95,000	USD	95,000	1.470%	Dec 2049	(29,467)	1,230	(28,237)
	Morgan Stanley	CMBX.NA.AAA.	AA	9,996	USD	9,996	0.350%	Feb 2051	(763)	445	(318)
	Morgan Stanley	CMBX.NA.AA.4	Caa2	10,000	USD	10,000	1.650%	Feb 2051	(5,539)	(749)	(6,288)
	Morgan Stanley	CMBX.NA.AAA.6	Aaa	140,000	USD	140,000	0.500%	May 2063	(3,035)	(1,851)	(4,886)
	Morgan Stanley	CMBX.NA.BB.6	Ba2	135,000	USD	135,000	5.000%	May 2063	(715)	(9,574)	(10,289)
						$9,272,972			($86,281)	$30,637	($55,644)
Global Bond Trust
The Portfolio used credit default swaps to take a long position in the exposure of the benchmark credit.
Portfolio	Counterparty	Reference Obligation	Implied Credit Spread and/or credit rating at 3-31-2013	Notional Amount	Currency	USD Notional Amount	(Pay) /Receive Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Global Bond Trust
	UBS AG	Commonwealth of Australia	0.23%	3,800,000	USD	4,600,000	1.000%	Sep 2016	39,230	63,713	102,943
	UBS AG	Commonwealth of Australia	0.25%	200,000	USD	400,000	1.000%	Dec 2016	(773)	6,406	5,633
						$5,000,000			$38,457	$70,119	$108,576

Investment Quality Bond Trust
The Portfolio used credit default swaps to take a long position in exposure of the benchmark credit.
Portfolio	Counterparty	Reference Obligation	Implied Credit Spread and/or Credit Rating At 3-31-13	Notional Amount	Currency	USD Notional Amount	(Pay) /Receive Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Investment Quality Bond Trust
	Goldman Sachs	Kohl's Corp.	1.35%	350,000	USD	$350,000	1.000%	Mar 2017	($9,015)	$4,313	($4,702)
	Goldman Sachs	CDX-EM.ex-EUS18V1-5Y	2.64%	8,305,000	USD	8,305,000	5.000%	Dec 2017	925,868	(60,472)	865,396
	Goldman Sachs	CDX-NAIGS19V1-5Y	0.81%	23,520,000	USD	23,520,000	1.000%	Dec 2017	21,650	189,546	211,196
	Goldman Sachs	CDX-NAIGS20V1-5Y	0.90%	5,440,000	USD	5,440,000	1.000%	Jun 2018	29,961	(1,591)	28,370
	Goldman Sachs	ITRAXX-EUROPES19V1-5Y	1.26%	11,145,000	EUR	14,333,836	1.000%	Jun 2018	(122,158)	(57,016)	(179,174)
	Goldman Sachs	CMBX.NA.AJ.3	B3	700,000	USD	700,000	1.470%	Dec 2049	(217,126)	9,060	(208,066)
	Goldman Sachs	CMBX.NA.AAA.6	Aaa	1,505,000	USD	1,505,000	0.500%	May 2063	(38,729)	(13,800)	(52,529)
	Goldman Sachs	CMBX.NA.BB.6	Ba2	655,000	USD	655,000	5.000%	May 2063	(18,833)	(31,087)	(49,920)
	JPMorgan Chase Bank	ITRAXX-EUROPES19V1-5Y	1.26%	1,315,000	EUR	1,679,651	1.000%	Jun 2018	(22,277)	949	(21,328)
	JPMorgan Chase Bank	ABX.HE.AAA.06-2	Caa2	427,132	USD	427,132	0.110%	May 2046	(137,700)	7,470	(130,230)
	JPMorgan Chase Bank	CMBX.NA.AJ.3	B3	515,000	USD	515,000	1.470%	Dec 2049	(173,254)	20,177	(153,077)
	JPMorgan Chase Bank	CMBX.NA.AAA.3	Aa1	2,790,000	USD	2,790,000	0.080%	Dec 2049	(174,667)	87,772	(86,895)
	JPMorgan Chase Bank	CMBX.NA.AA.4	Caa2	700,000	USD	700,000	1.650%	Feb 2051	(436,014)	(4,136)	(440,150)
	JPMorgan Chase Bank	CMBX.NA.AAA.5	Aa3	654,792	USD	654,792	0.350%	Feb 2051	(64,736)	43,938	(20,798)
	JPMorgan Chase Bank	CMBX.NA.BB.6	Ba2	30,000	USD	30,000	5.000%	May 2063	594	(2,881)	(2,287)
	Morgan Stanley	PRIMEX.ARM.1	B3	287,737	USD	287,737	4.420%	Jun 2036	9,348	22,113	31,461
	Morgan Stanley	PrimeX.ARM.2	Ca	908,776	0.00	908,776	4.580%	Dec 2037	(66,643)	100,261	33,618
	Morgan Stanley	CMBX.NA.AA.4	Caa2	345,000	USD	345,000	1.650%	Feb 2051	(191,100)	(25,831)	(216,931)
	Morgan Stanley	CMBX.NA.AAA.	AA	314,900	USD	314,900	0.350%	Feb 2051	(24,046)	14,044	(10,002)
	Morgan Stanley	CMBX.NA.AAA.6	Aaa	1,045,000	USD	1,045,000	0.500%	May 2063	(22,654)	(13,819)	(36,473)
	Morgan Stanley	CMBX.NA.BB.6	Ba2	1,015,000	USD	1,015,000	5.000%	May 2063	(5,527)	(71,831)	(77,358)
						$65,521,824			($737,058)	$217,179	($519,879)

Real Return Bond Trust
The Portfolio used credit default swaps to take a long position in exposure of the benchmark credit.
Portfolio	Counterparty	Reference Obligation	Implied Credit Spread and/or Credit Rating At 3-31-13	Notional Amount	Currency	USD Notional Amount	(Pay) /Receive Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Real Return Bond Trust
	JPMorgan Chase Bank N.A.	Petroleo Brasileiro S/A Petrobras	14.633%	300,000	USD	$300,000	1.000%	Sep 2015	($4,137)	$830	($3,307)
						$300,000			($4,137)	$830	($3,307)

Total Return Trust
The Portfolio used credit default swaps to take a long position in exposure of the benchmark credit.
Portfolio	Counterparty	Reference Obligation	Implied Credit Spread and/or Credit Rating At 3-31-13	Notional Amount	Currency	USD Notional Amount	(Pay) /Receive Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Total Return Trust
	Bank of America N.A.	Berkshire Hathaway, Inc.	0.31%	2,900,000	USD	$2,900,000	1.000%	Mar 2015	($19,760)	$60,361	$40,601
	Bank of America N.A.	United Mexican States	0.51%	300,000	USD	300,000	1.000%	Sep 2015	(2,092)	5,843	3,751
	Bank of America N.A.	General Electric Capital Corp.	0.54%	5,100,000	USD	5,100,000	1.000%	Dec 2015	(54,686)	120,233	65,547
	Bank of America N.A.	Metlife, Inc.	0.73%	7,300,000	USD	7,300,000	1.000%	Mar 2016	(96,856)	158,317	61,461
	Bank of America N.A.	Federative Republic of Brazil	0.99%	20,700,000	USD	20,700,000	1.000%	Mar 2016	(86,426)	96,948	10,522
	Bank of America N.A.	CMBX.NA.AAA Indices	AA	1,800,000	USD	1,800,000	0.080%	Dec 2049	(105,494)	49,434	(56,060)
	Barclays Bank PLC	Dell, Inc.	0.42%	5,900,000	USD	5,900,000	1.000%	Sep 2013	4,608	14,120	18,728
	Barclays Bank PLC	United Mexican States	0.43%	2,000,000	USD	2,000,000	1.000%	Mar 2015	(17,323)	40,642	23,319
	Barclays Bank PLC	CDX.EM.13	2.87%	11,700,000	USD	11,700,000	5.000%	Jun 2015	673,560	(115,860)	557,700
	Barclays Bank PLC	Federative Republic of Brazil	0.86%	500,000	USD	500,000	1.000%	Jun 2015	(3,064)	4,738	1,674
	Barclays Bank PLC	People's Republic of China	0.38%	700,000	USD	700,000	1.000%	Mar 2016	4,846	8,280	13,126
	Barclays Bank PLC	Republic of Indonesia	1.00%	8,900,000	USD	8,900,000	1.000%	Jun 2016	(92,020)	96,197	4,177
	BNP Paribas	People's Republic of China	0.38%	300,000	USD	300,000	1.000%	Mar 2016	2,102	3,523	5,625
	BNP Paribas	United States of America	0.30%	7,800,000	EUR	10,936,378	0.250%	Mar 2016	(67,524)	52,430	(15,094)
	BNP Paribas	United Mexican States	0.78%	3,800,000	USD	3,800,000	1.000%	Jun 2017	(13,832)	49,781	35,949
	BNP Paribas	Republic of Indonesia	2.08%	3,800,000	USD	3,800,000	1.000%	Jun 2021	(213,297)	(79,416)	(292,713)
	Citibank N.A.	General Electric Capital Corp.	0.14%	1,500,000	USD	1,500,000	4.325%	Dec 2013	-	48,592	48,592
	Citibank N.A.	United Mexican States	0.43%	2,000,000	USD	2,000,000	1.000%	Mar 2015	(17,678)	40,997	23,319
	Citibank N.A.	Republic of Indonesia	0.83%	500,000	USD	500,000	1.000%	Sep 2015	(5,442)	7,706	2,264
	Citibank N.A.	Federative Republic of Brazil	0.92%	1,000,000	USD	1,000,000	1.000%	Sep 2015	(7,681)	10,068	2,387
	Citibank N.A.	United Mexican States	0.51%	700,000	USD	700,000	1.000%	Sep 2015	(5,203)	13,957	8,754
	Citibank N.A.	Federative Republic of Brazil	0.99%	7,800,000	USD	7,800,000	1.000%	Mar 2016	(73,704.00)	77,669	3,965
	Citibank N.A.	United Mexican States	0.58%	11,600,000	USD	11,600,000	1.000%	Mar 2016	(54,853)	202,548	147,695
	Citibank N.A.	Berkshire Hathaway, Inc.	0.49%	11,000,000	USD	11,000,000	1.000%	Jun 2016	(16,536)	201,934	185,398
	Citibank N.A.	Federative Republic of Brazil	1.02%	6,600,000	USD	6,600,000	1.000%	Jun 2016	(13,976)	11,127	(2,849)
	Citibank N.A.	Republic of Indonesia	1.00%	600,000	USD	600,000	1.000%	Jun 2016	(7,050)	7,332	282
	Citibank N.A.	United Mexican States	0.61%	3,600,000	USD	3,600,000	1.000%	Jun 2016	(4,948)	51,187	46,239
	Citibank N.A.	Republic of Indonesia	2.08%	1,200,000	USD	1,200,000	1.000%	Jun 2021	(69,265)	(23,171)	(92,436)
	Credit Suisse International	People's Republic of China	0.30%	5,000,000	USD	5,000,000	1.000%	Mar 2015	9,149	62,328	71,477
	Credit Suisse International	CDX.EM.13	2.87%	700,000	USD	700,000	5.000%	Jun 2015	39,222	(5,855)	33,367
	Credit Suisse International	Federative Republic of Brazil	0.86%	6,900,000	USD	6,900,000	1.000%	Jun 2015	(41,418)	64,515	23,097
	Credit Suisse International	United Kingdom of Great Britain and Northern Ireland	0.27%	3,600,000	USD	3,600,000	1.000%	Mar 2016	40,379	39,596	79,975
	Credit Suisse International	ArcelorMittal	2.66%	1,500,000	USD	1,500,000	1.000%	Jun 2016	(47,491)	(29,043)	(76,534)
	Deutsche Bank	CDX.NA.IG.10-V4	0.00%	2,411,247	USD	2,411,247	0.530%	Jun 2013	-	3,433	3,433
	Deutsche Bank	General Electric Capital Corp.	0.14%	1,400,000	USD	1,400,000	4.900%	Dec 2013	-	51,576	51,576
	Deutsche Bank	Barclays Bank PLC	0.04%	1,300,000	EUR	1,692,794	1.000%	Mar 2014	8,351	2,495	10,846
	Deutsche Bank	CDX.EM.12	3.09%	1,400,000	USD	1,400,000	5.000%	Dec 2014	47,830	(308)	47,522
	Deutsche Bank	United Mexican States	0.43%	1,000,000	USD	1,000,000	1.000%	Mar 2015	(8,839)	20,498	11,659
	Deutsche Bank	CDX.EM.13	2.87%	4,600,000	USD	4,600,000	5.000%	Jun 2015	250,720.00	(31,453)	219,267
	Deutsche Bank	Federative Republic of Brazil	0.86%	3,500,000	USD	3,500,000	1.000%	Jun 2015	(16,022.00)	27,738	11,716
	Deutsche Bank	General Electric Capital Corp.	0.60%	400,000	USD	400,000	1.000%	Mar 2016	(12,632)	17,563	4,931
	Deutsche Bank	Metlife Inc.	0.73%	3,700,000	USD	3,700,000	1.000%	Mar 2016	(44,769)	75,921	31,152
	Deutsche Bank	United Kingdom of Great Britain and Northern Ireland	0.27%	1,200,000	USD	1,200,000	1.000%	Mar 2016	13,460	13,198	26,658
	Deutsche Bank	United Mexican States	0.58%	7,200,000	USD	7,200,000	1.000%	Mar 2016	(31,001)	122,674	91,673
	Deutsche Bank	Federative Republic of Brazil	1.02%	7,600,000	USD	7,600,000	1.000%	Jun 2016	(14,074)	10,793	(3,281)
	Deutsche Bank	People's Republic of China	0.39%	5,100,000	USD	5,100,000	1.000%	Jun 2016	35,241	65,975	101,216
	Deutsche Bank	People's Republic of China	0.44%	300,000	USD	300,000	1.000%	Sep 2016	1,100	4,781	5,881
	Deutsche Bank	The Export-Import Bank of China	0.65%	500,000	USD	500,000	1.000%	Jun 2017	(17,811)	25,220	7,409
	Deutsche Bank	Metlife, Inc.	1.20%	4,100,000	USD	4,100,000	1.000%	Mar 2018	(165,028)	127,104	(37,924)
	Deutsche Bank	Republic of Indonesia	2.08%	2,300,000	USD	2,300,000	1.000%	Jun 2021	(126,391)	(50,777)	(177,168)
	Deutsche Bank	CMBX.NA.AAA Indices	AA	2,300,000	USD	2,300,000	0.080%	Dec 2049	(131,693)	60,061	(71,632)
	Goldman Sachs	CDX.NA.IG.10-V4	0.00%	2,989,946	USD	2,989,947	0.463%	Jun 2013	-	3,711	3,711
	Goldman Sachs	Berkshire Hathaway, Inc.	0.31%	1,400,000	USD	1,400,000	1.000%	Mar 2015	(9,539)	29,139	19,600
	Goldman Sachs	CDX.EM.13	2.87%	200,000	USD	200,000	5.000%	Jun 2015	10,621	(1,087)	9,534
	Goldman Sachs	Federative Republic of Brazil	0.86%	500,000	USD	500,000	1.000%	Jun 2015	(2,862)	4,536	1,674
	Goldman Sachs	United Kingdom of Great Britain and Northern Ireland	0.24%	500,000	USD	500,000	1.000%	Jun 2015	3,041	5,660	8,701
	Goldman Sachs	CDX.NA.IG.9	0.17%	964,499	USD	964,499	0.548%	Dec 2017	-	16,896	16,896
	Goldman Sachs	American International Group, Inc.	1.40%	1,700,000	USD	1,700,000	1.000%	Dec 2020	(310,344)	263,275	(47,069)
	Goldman Sachs	CMBX.NA.AAA Indices	AA	700,000	USD	700,000	0.080%	Dec 2049	(26,156.00)	4,355	(21,801)
	HSBC Bank USA	CDX.EM.13	2.87%	6,300,000	USD	6,300,000	5.000%	Jun 2015	329,696	(29,396)	300,300
	HSBC Bank USA	Federative Republic of Brazil	0.86%	2,300,000	USD	2,300,000	1.000%	Jun 2015	(27,220)	34,919	7,699
	HSBC Bank USA	Federative Republic of Brazil	0.92%	1,700,000	USD	1,700,000	1.000%	Sep 2015	(8,348)	12,406	4,058
	HSBC Bank USA	Republic of Indonesia	1.00%	2,100,000	USD	2,100,000	1.000%	Jun 2016	(22,744)	23,730	986
	HSBC Bank USA	People's Republic of China	0.39%	6,000,000	USD	6,000,000	1.000%	Jun 2016	(81,585)	200,663	119,078
	HSBC Bank USA	United Mexican States	1.23%	9,600,000	USD	9,600,000	1.000%	Mar 2021	(351,286.00)	191,536	(159,750)
	JPMorgan Chase Bank	CDX.EM.13	2.87%	10,000,000	USD	10,000,000	5.000%	Jun 2015	527,500	(50,833)	476,667
	JPMorgan Chase Bank	Federative Republic of Brazil	0.92%	2,100,000	USD	2,100,000	1.000%	Sep 2015	(10,980)	15,993	5,013
	JPMorgan Chase Bank	Metlife, Inc.	0.73%	4,000,000	USD	4,000,000	1.000%	Mar 2016	(54,158)	87,835	33,677
	JPMorgan Chase Bank	Republic of Indonesia	1.00%	1,600,000	USD	1,600,000	1.000%	Jun 2016	(18,337)	19,088	751
	JPMorgan Chase Bank	Federative Republic of Brazil	1.07%	1,500,000	USD	1,500,000	1.000%	Sep 2016	(6,181)	2,937	(3,244)
	JPMorgan Chase Bank	People's Republic of China	0.44%	1,500,000	USD	1,500,000	1.000%	Sep 2016	5,918	23,490	29,408
	JPMorgan Chase Bank	Federative Republic of Brazil	1.18%	1,400,000	USD	1,400,000	1.000%	Jun 2017	(15,709)	5,620	(10,089)
	JPMorgan Chase Bank	CDX.NA.IG.9-V4	0.17%	2,121,897	USD	2,121,898	0.553%	Dec 2017	-	37,666	37,666
	Merrill Lynch International	Federative Republic of Brazil	1.00%	1,000,000	USD	1,000,000	1.950%	Apr 2016	(1,217)	38,577	37,360
	Morgan Stanley	CDX.EM.13	2.87%	8,700,000	USD	8,700,000	5.000%	Jun 2015	465,629	(50,929)	414,700
	Morgan Stanley	Federative Republic of Brazil	0.86%	800,000	USD	800,000	1.000%	Jun 2015	(3,317)	5,995	2,678
	Morgan Stanley	General Electric Capital Corp.	0.64%	1,200,000	USD	1,200,000	1.000%	Jun 2016	(2,883)	17,039	14,156
	The Royal Bank of Scotland PLC	People's Republic of China	0.39%	4,900,000	USD	4,900,000	1.000%	Jun 2016	33,100	64,147	97,247
	The Royal Bank of Scotland PLC	People's Republic of China	0.44%	300,000	USD	300,000	1.000%	Sep 2016	1,411	4,471	5,882
	UBS AG	Berkshire Hathaway Inc.	0.31%	1,400,000	USD	1,400,000	1.000%	Mar 2015	(9,786)	29,386	19,600
	UBS AG	United States of America	0.28%	12,700,000	EUR	16,290,280	0.250%	Sep 2015	(88,011.00)	76,311	(11,700)
	UBS AG	Federative Republic of Brazil	0.92%	500,000	USD	500,000	1.000%	Sep 2015	(2,332)	3,526	1,194
	UBS AG	American International Group, Inc.	1.40%	100,000	USD	100,000	1.000%	Dec 2020	(18,613)	15,844	(2,769)
	UBS AG	Republic of Indonesia	2.08%	2,700,000	USD	2,700,000	1.000%	Jun 2021	(151,962)	(56,018)	(207,980)
						$302,207,043			($421,965)	$2,944,038	$2,522,073

Inflation swaps. In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount. If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.

The following table summarizes the inflation swap contracts the Real Return Bond Trust held as of March 31, 2013:

Real Return Bond Trust
The Portfolio used inflation swaps to manage duration, as a substitute for securities purchased and manage against anticipated changes in inflation.
Portfolio	Counterparty	Notional Amount	Currency	USD Notional Amount	Payments made by Fund	Payments Received by Fund	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Real Return Bond Trust
	BNP Paribas	3,400,000	EUR	$4,329,732	FRC-EXT-CPI	Fixed 1.9%	Sep 2016	$3,683	$58,867	$62,550
	BNP Paribas	4,900,000	USD	4,900,000	Fixed 2.25%	USA-CPI-U	Jul 2017	5,157	1,914	7,071
	BNP Paribas	1,100,000	EUR	1,401,126	FRC-EXT-CPI	Fixed 1.95%	Sep 2017	-	20,317	20,317
	BNP Paribas	1,900,000	USD	1,900,000	Fixed 2.5%	USA-CPI-U	Jul 2022	24,109	34	24,143
	Citibank N.A.	500,000	EUR	647,300	FRC-EXT-CPI	Fixed 2.0%	Jul 2016	1,242	11,511	12,753
	Deutsche Bank	500,000	USD	500,000	Fixed 2.5%	USA-CPI-U	Jul 2022	11,350	(4,996)	6,354
	The Royal Bank of Scotland PLC	2,700,000	USD	2,700,000	Fixed 2.25%	USA-CPI-U	Jul 2017	3,327	569	3,896
				$16,378,158				$48,868	$88,216	$137,084

Direct placement securities. The Portfolios may hold direct placement securities which are restricted to resale and the Portfolios have limited rights to registration under the Securities Act of 1933. The following table summarizes the direct placement securities held at March 31, 2013.

Portfolio	Issuer, Description	Original Acquisition date	Acquisition cost	Beginning share amount	Ending share amount	Value as a percentage of Portfolio's net assets	Value as of 3-31-13
Financial Services Trust	SKBHC Holdings LLC	11/8/2010	$2,158,879	432	432	1.5%	$2,388,605
Health Sciences Trust	Castlight Health, Inc., Series D	4/26/2012	$168,800	27,963	27,963	0.1%	$168,800
	Ultragenyx Pharmaceutical, Inc.	12/19/2012	$122,507	44,236	44,236	0.1%	$122,507
Science & Technology Trust	Coupon.com	6/1/2011	$471,099	85,758	85,758	0.1%	$235,552
	Dropbox, Inc.	5/2/2012	$67,334	7,441	7,441	0.0%*	$67,334
	Dropbox, Inc., Series A	5/2/2012	$83,623	9,241	9,241	0.0%*	$83,623
	Dropbox, Inc., Series A1	5/2/2012	$410,766	89,006	89,006	0.2%	$805,424
	Twitter, Inc., Series E	9/24/2009	$333,049	125,031	125,031	0.6%	$2,048,008
* Less than 0.05%

Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the Investment Company Act of 1940, are those in which Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Portfolio’s transactions in the securities of these issuers during the period ended March 31, 2013, is set forth below:

Portfolio	Affiliate	Beginning share amount	Ending share amount	Realized gain (loss)	Dividend Income	Value as of 3-31-13
Fundamental All Cap Core Trust	AMN Healthcare Services, Inc., common stock
	Purchased: 5,605 Sold: 387,663	2,791,756	2,409,698	$2,999,144	-	$38,145,519
	Blue Nile, Inc., common stock
	Purchased: 350,590 Sold: none	298,455	649,045	-	-	$22,359,600

For additional information on the Portfolios' significant accounting policies, please refer to the Portfolios' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: John Hancock Variable Insurance Trust

/s/ Hugh McHaffie
Hugh McHaffie
President

Date: May 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Hugh McHaffie
Hugh McHaffie
President

Date: May 22, 2013

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: May 22, 2013